UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – March 31, 2018

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2018. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares China Large-Cap ETF	39,905	$1,885,112
iShares Gold Trust*	980,100	12,476,673
iShares International Developed Property ETF	87,380	3,406,072
iShares JP Morgan USD Emerging Markets Bond ETF	57,480	6,484,894
iShares MSCI EAFE Small-Cap ETF(x)	79,260	5,166,959
iShares MSCI Global Gold Miners ETF(x)	12,894	228,095
iShares Silver Trust(x)*	22,300	343,643
iShares U.S. Oil & Gas Exploration & Production ETF(x)	22,950	1,458,702
PowerShares DB Gold Fund*	126,040	5,293,680
PowerShares DB Silver Fund*‡	130,180	3,254,500
SPDR S&P Emerging Asia Pacific ETF(x)	5,490	585,454
SPDR S&P Emerging Markets SmallCap ETF(x)	32,695	1,716,161

Total Exchange Traded Funds (12.5%) (Cost $34,664,572)		42,299,945

INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	684,639	6,795,982
1290 VT Equity Income Portfolio‡	983,500	5,753,014
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,277,213	16,561,468
1290 VT GAMCO Small Company Value Portfolio‡	344,657	21,138,583
1290 VT High Yield Bond Portfolio‡	1,079,590	10,363,022
1290 VT Low Volatility Global Equity Portfolio‡	529,015	6,189,540
1290 VT Natural Resources Portfolio‡	1,701,306	14,154,063
1290 VT Real Estate Portfolio‡	1,285,075	13,606,192
AXA/AB Small Cap Growth Portfolio‡	1,109,867	23,252,696
AXA/Janus Enterprise Portfolio*‡	91,692	1,765,426
AXA/Loomis Sayles Growth Portfolio‡	1,963,732	17,049,067
EQ/BlackRock Basic Value Equity Portfolio‡	577,164	13,943,006
EQ/Emerging Markets Equity PLUS Portfolio‡	814,583	8,671,732
EQ/Global Bond PLUS Portfolio‡	2,376,762	22,012,866
EQ/Intermediate Government Bond Portfolio‡	593,975	6,004,482
EQ/International Equity Index Portfolio‡	1,056,236	10,457,494
EQ/Invesco Comstock Portfolio‡	793,384	14,299,767
EQ/JPMorgan Value Opportunities Portfolio‡	728,253	13,749,661
EQ/MFS International Growth Portfolio‡	2,947,815	24,234,666
EQ/PIMCO Global Real Return Portfolio‡	1,424,239	14,063,291
EQ/PIMCO Ultra Short Bond Portfolio‡	691,723	6,882,092
EQ/T. Rowe Price Growth Stock Portfolio*‡	345,738	17,202,336
Multimanager Core Bond Portfolio‡	728,055	7,044,268

Total Investment Companies (86.9%) (Cost $246,671,192)		295,194,714

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $500,075, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $510,026.(xx)	$500,000	500,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $400,058, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $408,020.(xx)	400,000	400,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,902,567, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,940,345.(xx)	1,902,296	1,902,296
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $100,016, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $102,052.(xx)	100,000	100,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $600,093, collateralized by various Common Stocks; total market value $667,390.(xx)	600,000	600,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $600,093, collateralized by various Common Stocks; total market value $667,390.(xx)	$600,000	$600,000

Total Repurchase Agreements		4,102,296

Total Short-Term Investments (1.2%) (Cost $4,102,296)		4,102,296

Total Investments in Securities (100.6%) (Cost $285,438,060)		341,596,955
Other Assets Less Liabilities (-0.6%)		(2,101,626)

Net Assets (100%)		$339,495,329

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $4,096,383. This was secured by cash collateral of $4,102,296 which was subsequently invested in joint repurchase agreements with a total value of $4,102,296, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $26,738 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 3.750%, maturing 11/15/18-8/15/47.

The holdings in affiliated Investment Companies are all Class K shares except PowerShares DB Silver Fund.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	684,639	6,302,519	687,093	(127,755)	(172)	(65,703)	6,795,982	—	—
1290 VT Equity Income Portfolio	983,500	6,920,650	10,750	(913,560)	(5,681)	(259,145)	5,753,014	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,277,213	17,062,120	348,221	(648,094)	642	(201,421)	16,561,468	—	—
1290 VT GAMCO Small Company Value Portfolio	344,657	22,042,552	40,317	(425,849)	7,641	(526,078)	21,138,583	—	—
1290 VT High Yield Bond Portfolio	1,079,590	10,164,396	718,814	(448,729)	(622)	(70,837)	10,363,022	—	—
1290 VT Low Volatility Global Equity Portfolio	529,015	5,833,135	544,783	(156,145)	483	(32,716)	6,189,540	—	—
1290 VT Natural Resources Portfolio	1,701,306	15,637,820	24,190	(880,509)	5,383	(632,821)	14,154,063	—	—
1290 VT Real Estate Portfolio	1,285,075	14,460,365	24,190	(255,509)	174	(623,028)	13,606,192	—	—
AXA/AB Small Cap Growth Portfolio	1,109,867	23,304,777	41,661	(790,044)	2,778	693,524	23,252,696	—	—
AXA/Janus Enterprise Portfolio	91,692	1,704,588	2,687	(28,390)	(235)	86,776	1,765,426	—	—
AXA/Loomis Sayles Growth Portfolio	1,963,732	18,084,501	30,909	(1,406,484)	318,333	21,808	17,049,067	—	—
EQ/BlackRock Basic Value Equity Portfolio	577,164	15,605,869	25,533	(1,369,704)	429,036	(747,728)	13,943,006	—	—
EQ/Emerging Markets Equity PLUS Portfolio	814,583	9,176,828	16,126	(770,339)	59,863	189,254	8,671,732	—	—
EQ/Global Bond PLUS Portfolio	2,376,762	21,670,927	1,138,972	(961,654)	(76)	164,697	22,012,866	—	—
EQ/Intermediate Government Bond Portfolio	593,975	5,620,287	710,751	(288,560)	(1,160)	(36,836)	6,004,482	—	—
EQ/International Equity Index Portfolio	1,056,236	10,807,228	20,158	(212,924)	4,107	(161,075)	10,457,494	—	—
EQ/Invesco Comstock Portfolio	793,384	15,506,087	25,533	(894,704)	174,658	(511,807)	14,299,767	—	—
EQ/JPMorgan Value Opportunities Portfolio	728,253	14,515,798	26,878	(283,899)	7,536	(516,652)	13,749,661	—	—
EQ/MFS International Growth Portfolio	2,947,815	25,292,480	44,349	(818,434)	27,288	(311,017)	24,234,666	—	—
EQ/PIMCO Global Real Return Portfolio	1,424,239	13,669,747	1,125,534	(719,704)	(2,526)	(9,760)	14,063,291	—	—
EQ/PIMCO Ultra Short Bond Portfolio	691,723	6,232,974	1,012,094	(377,755)	(26)	14,805	6,882,092	—	—
EQ/T. Rowe Price Growth Stock Portfolio,	345,738	18,374,246	30,909	(1,926,484)	357,708	365,957	17,202,336	—	—
Multimanager Core Bond Portfolio	728,055	6,816,736	862,806	(497,755)	(2,182)	(135,337)	7,044,268	50,710	—
PowerShares DB Silver Fund	130,180	3,388,586	—	—	—	(134,086)	3,254,500	—	—

Total		308,195,216	7,513,258	(15,202,984)	1,382,950	(3,439,226)	298,449,214	50,710	—

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$42,299,945	$—	$—	$42,299,945
Investment Companies
Investment Companies	—	295,194,714	—	295,194,714
Short-Term Investments
Repurchase Agreements	$—	$4,102,296	$—	$4,102,296

Total Assets	$42,299,945	$299,297,010	$—	$341,596,955

Total Liabilities	$—	$—	$—	$—

Total	$42,299,945	$299,297,010	$—	$341,596,955

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,612,501
Aggregate gross unrealized depreciation	(2,925,759)

Net unrealized appreciation	$56,686,742

Federal income tax cost of investments in securities and derivative instruments, if applicable	$284,910,213

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	235,734	$5,067,446
AXA 400 Managed Volatility Portfolio‡	49,846	1,124,110
AXA 500 Managed Volatility Portfolio‡	483,124	11,465,631
AXA International Managed Volatility Portfolio‡	231,848	3,180,582
EQ/Intermediate Government Bond Portfolio‡	18,552,205	187,543,746

Total Investments in Securities (99.8%) (Cost $209,093,603)		208,381,515
Other Assets Less Liabilities (0.2%)		339,315

Net Assets (100%)		$208,720,830

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	235,734	3,775,972	1,655,010	(379,890)	15,186	1,168	5,067,446	—	—
AXA 400 Managed Volatility Portfolio	49,846	759,844	472,860	(108,540)	4,706	(4,760)	1,124,110	—	—
AXA 500 Managed Volatility Portfolio	483,124	7,952,744	5,910,751	(2,306,751)	524,718	(615,831)	11,465,631	—	—
AXA International Managed Volatility Portfolio	231,848	2,201,396	1,418,580	(425,620)	67,468	(81,242)	3,180,582	—	—
EQ/Intermediate Government Bond Portfolio	18,552,205	121,487,798	86,164,809	(19,537,209)	(379,915)	(191,737)	187,543,746	—	—

Total		136,177,754	95,622,010	(22,758,010)	232,163	(892,402)	208,381,515	—	—

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$208,381,515	$—	$208,381,515

Total Assets	$—	$208,381,515	$—	$208,381,515

Total Liabilities	$—	$—	$—	$—

Total	$—	$208,381,515	$—	$208,381,515

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,486,451
Aggregate gross unrealized depreciation	(4,248,860)

Net unrealized depreciation	$(762,409)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$209,143,924

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	1,656,159	$35,601,517
AXA 400 Managed Volatility Portfolio‡	144,240	3,252,815
AXA 500 Managed Volatility Portfolio‡	3,758,346	89,194,086
AXA International Managed Volatility Portfolio‡	1,676,924	23,004,660
AXA/AB Short Duration Government Bond Portfolio‡	8,171,060	80,776,489
EQ/Core Bond Index Portfolio‡	26,288,195	255,724,373
EQ/Intermediate Government Bond Portfolio‡	27,744,125	280,464,624

Total Investments in Securities (100.0%) (Cost $726,684,708)		768,018,564
Other Assets Less Liabilities (0.0%)		(246,355)

Net Assets (100%)		$767,772,209

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	1,656,159	37,173,482	126,873	(1,635,480)	36,671	(100,029)	35,601,517	—	—
AXA 400 Managed Volatility Portfolio	144,240	3,585,088	25,374	(327,096)	32,969	(63,520)	3,252,815	—	—
AXA 500 Managed Volatility Portfolio	3,758,346	103,731,621	422,905	(13,951,600)	4,153,818	(5,162,658)	89,194,086	—	—
AXA International Managed Volatility Portfolio	1,676,924	26,359,428	101,497	(3,208,384)	301,513	(549,394)	23,004,660	—	—
AXA/AB Short Duration Government Bond Portfolio	8,171,060	86,109,535	456,737	(5,887,728)	(33,980)	131,925	80,776,489	—	—
EQ/Core Bond Index Portfolio	26,288,195	265,908,944	5,981,886	(13,301,903)	1,439	(2,865,993)	255,724,373	—	—
EQ/Intermediate Government Bond Portfolio	27,744,125	291,403,489	6,667,967	(15,700,607)	(4,189)	(1,902,036)	280,464,624	—	—

Total		814,271,587	13,783,239	(54,012,798)	4,488,241	(10,511,705)	768,018,564	—	—

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$768,018,564	$—	$768,018,564

Total Assets	$—	$768,018,564	$—	$768,018,564

Total Liabilities	$—	$—	$—	$—

Total	$—	$768,018,564	$—	$768,018,564

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,190,771
Aggregate gross unrealized depreciation	(15,897,796)

Net unrealized appreciation	$41,292,975

Federal income tax cost of investments in securities and derivative instruments, if applicable	$726,725,589

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	6,406,515	$137,717,274
AXA 400 Managed Volatility Portfolio‡	460,598	10,387,135
AXA 500 Managed Volatility Portfolio‡	15,564,286	369,375,900
AXA International Managed Volatility Portfolio‡	6,948,347	95,319,976
AXA/AB Short Duration Government Bond Portfolio‡	10,522,564	104,022,712
EQ/Core Bond Index Portfolio‡	41,023,477	399,065,169
EQ/Intermediate Government Bond Portfolio‡	43,627,255	441,026,770

Total Investments in Securities (100.0%) (Cost $1,370,622,314)		1,556,914,936
Other Assets Less Liabilities (0.0%)		391,572

Net Assets (100%)		$1,557,306,508

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	6,406,515	140,560,312	384,754	(2,966,450)	66,731	(328,073)	137,717,274	—	—
AXA 400 Managed Volatility Portfolio	460,598	10,818,236	49,646	(382,768)	5,813	(103,792)	10,387,135	—	—
AXA 500 Managed Volatility Portfolio	15,564,286	407,321,001	1,253,551	(34,664,885)	5,890,295	(10,424,062)	369,375,900	—	—
AXA International Managed Volatility Portfolio	6,948,347	103,498,775	310,285	(7,392,298)	363,127	(1,459,913)	95,319,976	—	—
AXA/AB Short Duration Government Bond Portfolio	10,522,564	107,311,897	508,869	(3,923,369)	(4,601)	129,916	104,022,712	—	—
EQ/Core Bond Index Portfolio	41,023,477	396,533,629	15,529,439	(8,707,966)	(131)	(4,289,802)	399,065,169	—	—
EQ/Intermediate Government Bond Portfolio	43,627,255	437,181,846	16,928,021	(10,239,036)	(918)	(2,843,143)	441,026,770	—	—

Total		1,603,225,696	34,964,565	(68,276,772)	6,320,316	(19,318,869)	1,556,914,936	—	—

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,556,914,936	$—	$1,556,914,936

Total Assets	$—	$1,556,914,936	$—	$1,556,914,936

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,556,914,936	$—	$1,556,914,936

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$207,984,313
Aggregate gross unrealized depreciation	(21,758,356)

Net unrealized appreciation	$186,225,957

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,370,688,979

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	18,041,073	$387,818,883
AXA 400 Managed Volatility Portfolio‡	1,384,129	31,214,085
AXA 500 Managed Volatility Portfolio‡	45,216,903	1,073,099,910
AXA International Managed Volatility Portfolio‡	20,123,403	276,060,228
AXA/AB Short Duration Government Bond Portfolio‡	20,069,011	198,395,838
EQ/Core Bond Index Portfolio‡	78,828,834	766,825,340
EQ/Intermediate Government Bond Portfolio‡	83,567,261	844,779,233

Total Investments in Securities (100.0%) (Cost $3,059,384,847)		3,578,193,517
Other Assets Less Liabilities (0.0%)		(36,825)

Net Assets (100%)		$3,578,156,692

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	18,041,073	393,289,723	338,033	(5,052,447)	113,460	(869,886)	387,818,883	—	—
AXA 400 Managed Volatility Portfolio	1,384,129	32,112,918	43,338	(647,750)	9,484	(303,905)	31,214,085	—	—
AXA 500 Managed Volatility Portfolio	45,216,903	1,160,237,996	1,092,108	(74,823,289)	10,543,391	(23,950,296)	1,073,099,910	—	—
AXA International Managed Volatility Portfolio	20,123,403	295,124,346	277,361	(16,145,597)	443,467	(3,639,349)	276,060,228	—	—
AXA/AB Short Duration Government Bond Portfolio	20,069,011	202,268,127	294,696	(4,404,697)	(4,105)	241,817	198,395,838	—	—
EQ/Core Bond Index Portfolio	78,828,834	750,137,427	34,550,064	(9,716,243)	72	(8,145,980)	766,825,340	—	—
EQ/Intermediate Government Bond Portfolio	83,567,261	824,308,324	37,371,409	(11,529,942)	247	(5,370,805)	844,779,233	—	—

Total		3,657,478,861	73,967,009	(122,319,965)	11,106,016	(42,038,404)	3,578,193,517	—	—

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,578,193,517	$—	$3,578,193,517

Total Assets	$—	$3,578,193,517	$—	$3,578,193,517

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,578,193,517	$—	$3,578,193,517

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$559,591,058
Aggregate gross unrealized depreciation	(40,918,791)

Net unrealized appreciation	$518,672,267

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,059,521,250

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	44,028,073	$946,446,902
AXA 400 Managed Volatility Portfolio‡	3,517,538	79,325,521
AXA 500 Managed Volatility Portfolio‡	112,810,000	2,677,237,770
AXA International Managed Volatility Portfolio‡	49,794,694	683,101,878
AXA/AB Short Duration Government Bond Portfolio‡	31,161,329	308,050,944
EQ/Core Bond Index Portfolio‡	131,423,608	1,278,452,923
EQ/Intermediate Government Bond Portfolio‡	137,123,180	1,386,174,604

Total Investments in Securities (100.0%) (Cost $5,995,753,152)		7,358,790,542
Other Assets Less Liabilities (0.0%)		(852,913)

Net Assets (100%)		$7,357,937,629

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	44,028,073	961,306,098	86,859	(13,155,104)	370,195	(2,161,146)	946,446,902	—	—
AXA 400 Managed Volatility Portfolio	3,517,538	81,735,013	11,088	(1,679,375)	35,647	(776,852)	79,325,521	—	—
AXA 500 Managed Volatility Portfolio	112,810,000	2,866,980,975	279,057	(156,564,272)	20,432,457	(53,890,447)	2,677,237,770	—	—
AXA International Managed Volatility Portfolio	49,794,694	725,716,254	70,226	(34,636,042)	821,769	(8,870,329)	683,101,878	—	—
AXA/AB Short Duration Government Bond Portfolio	31,161,329	315,188,637	49,898	(7,557,188)	(8,938)	378,535	308,050,944	—	—
EQ/Core Bond Index Portfolio	131,423,608	1,242,360,961	66,410,885	(16,793,750)	32	(13,525,205)	1,278,452,923	—	—
EQ/Intermediate Government Bond Portfolio	137,123,180	1,342,678,737	72,131,213	(19,872,605)	(777)	(8,761,964)	1,386,174,604	—	—

Total		7,535,966,675	139,039,226	(250,258,336)	21,650,385	(87,607,408)	7,358,790,542	—	—

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,358,790,542	$—	$7,358,790,542

Total Assets	$—	$7,358,790,542	$—	$7,358,790,542

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,358,790,542	$—	$7,358,790,542

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,425,997,868
Aggregate gross unrealized depreciation	(63,176,853)

Net unrealized appreciation	$1,362,821,015

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,995,969,527

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	34,889,345	$749,996,769
AXA 400 Managed Volatility Portfolio‡	3,110,747	70,151,816
AXA 500 Managed Volatility Portfolio‡	93,239,138	2,212,776,727
AXA International Managed Volatility Portfolio‡	40,899,516	561,074,566
AXA/AB Short Duration Government Bond Portfolio‡	16,858,990	166,662,592
EQ/Core Bond Index Portfolio‡	67,810,609	659,643,061
EQ/Intermediate Government Bond Portfolio‡	71,167,796	719,433,369

Total Investments in Securities (100.0%) (Cost $4,272,552,655)		5,139,738,900
Other Assets Less Liabilities (0.0%)		(969,094)

Net Assets (100%)		$5,138,769,806

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	34,889,345	753,294,379	3,036,913	(4,820,711)	1,645	(1,515,457)	749,996,769	—	—
AXA 400 Managed Volatility Portfolio	3,110,747	71,042,605	386,516	(613,545)	173	(663,933)	70,151,816	—	—
AXA 500 Managed Volatility Portfolio	93,239,138	2,314,316,389	9,718,120	(82,726,275)	2,042,663	(30,574,170)	2,212,776,727	—	—
AXA International Managed Volatility Portfolio	40,899,516	583,851,094	2,429,530	(18,356,569)	96,245	(6,945,734)	561,074,566	—	—
AXA/AB Short Duration Government Bond Portfolio	16,858,990	167,112,457	1,104,332	(1,752,986)	320	198,469	166,662,592	—	—
EQ/Core Bond Index Portfolio	67,810,609	628,783,240	41,684,748	(3,944,218)	(17)	(6,880,692)	659,643,061	—	—
EQ/Intermediate Government Bond Portfolio	71,167,796	683,016,605	45,526,480	(4,645,412)	(282)	(4,464,022)	719,433,369	—	—

Total		5,201,416,769	103,886,639	(116,859,716)	2,140,747	(50,845,539)	5,139,738,900	—	—

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,139,738,900	$—	$5,139,738,900

Total Assets	$—	$5,139,738,900	$—	$5,139,738,900

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,139,738,900	$—	$5,139,738,900

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$900,339,800
Aggregate gross unrealized depreciation	(33,285,517)

Net unrealized appreciation	$867,054,283

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,272,684,617

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	27,504,554	$591,250,037
AXA 400 Managed Volatility Portfolio‡	2,471,815	55,742,980
AXA 500 Managed Volatility Portfolio‡	76,058,979	1,805,052,487
AXA International Managed Volatility Portfolio‡	32,944,550	451,945,428
AXA/AB Short Duration Government Bond Portfolio‡	8,119,484	80,266,624
EQ/Core Bond Index Portfolio‡	30,808,395	299,695,643
EQ/Intermediate Government Bond Portfolio‡	32,522,475	328,768,839

Total Investments in Securities (100.0%) (Cost $3,164,415,316)		3,612,722,038
Other Assets Less Liabilities (0.0%)		610,252

Net Assets (100%)		$3,613,332,290

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	27,504,554	581,185,479	13,105,521	(1,659,056)	588	(1,382,495)	591,250,037	—	—
AXA 400 Managed Volatility Portfolio	2,471,815	54,835,717	1,664,193	(210,674)	(69)	(546,187)	55,742,980	—	—
AXA 500 Managed Volatility Portfolio	76,058,979	1,826,248,109	42,020,878	(38,719,514)	195,093	(24,692,079)	1,805,052,487	—	—
AXA International Managed Volatility Portfolio	32,944,550	456,298,040	10,401,207	(8,916,711)	12,364	(5,849,472)	451,945,428	—	—
AXA/AB Short Duration Government Bond Portfolio	8,119,484	77,809,907	2,704,314	(342,345)	18	94,730	80,266,624	—	—
EQ/Core Bond Index Portfolio	30,808,395	277,600,998	25,940,724	(790,027)	(422)	(3,055,630)	299,695,643	—	—
EQ/Intermediate Government Bond Portfolio	32,522,475	303,274,032	28,372,822	(895,364)	(410)	(1,982,241)	328,768,839	—	—

Total		3,577,252,282	124,209,659	(51,533,691)	207,162	(37,413,374)	3,612,722,038	—	—

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,612,722,038	$—	$3,612,722,038

Total Assets	$—	$3,612,722,038	$—	$3,612,722,038

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,612,722,038	$—	$3,612,722,038

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$458,711,544
Aggregate gross unrealized depreciation	(16,141,386)

Net unrealized appreciation	$442,570,158

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,170,151,880

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Franklin Balanced Managed Volatility Portfolio‡	36,693,719	$407,437,211
AXA/Mutual Large Cap Equity Managed Volatility Portfolio‡	27,818,312	398,997,479
AXA/Templeton Global Equity Managed Volatility Portfolio‡	29,498,310	405,741,323

Total Investments in Securities (100.0%) (Cost $773,448,093)		1,212,176,013
Other Assets Less Liabilities (0.0%)		391,066

Net Assets (100%)		$1,212,567,079

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA/Franklin Balanced Managed Volatility Portfolio	36,693,719	417,469,479	10,050,129	(12,286,828)	67,744	(7,863,313)	407,437,211	—	—
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	27,818,312	420,657,817	50,131	(12,286,828)	318,814	(9,742,455)	398,997,479	—	—
AXA/Templeton Global Equity Managed Volatility Portfolio	29,498,310	434,823,978	50,145	(22,290,515)	4,773,259	(11,615,544)	405,741,323	—	—

Total		1,272,951,274	10,150,405	(46,864,171)	5,159,817	(29,221,312)	1,212,176,013	—	—

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,212,176,013	$—	$1,212,176,013

Total Assets	$—	$1,212,176,013	$—	$1,212,176,013

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,212,176,013	$—	$1,212,176,013

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$439,073,901
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$439,073,901

Federal income tax cost of investments in securities and derivative instruments, if applicable	$773,102,112

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Energy Select Sector SPDR Fund	18,540	$1,249,781
iShares Global Clean Energy ETF(x)	13,040	124,141
iShares Global Energy ETF	11,370	386,353
iShares North American Natural Resources ETF	7,290	241,299
iShares U.S. Energy ETF	20,160	745,315
iShares U.S. Oil & Gas Exploration & Production ETF(x)	1,880	119,493
iShares U.S. Oil Equipment & Services ETF	3,470	112,497
PowerShares Cleantech Portfolio	1,770	76,020
PowerShares DWA Energy Momentum Portfolio	3,300	125,367
PowerShares Dynamic Energy Exploration & Production Portfolio	6,140	130,137
PowerShares Dynamic Oil & Gas Services Portfolio	14,040	120,182
Powershares Global Clean Energy Portfolio	6,190	79,757
PowerShares S&P SmallCap Energy Portfolio	16,200	224,532
Powershares WilderHill Clean Energy Portfolio	3,542	88,550
PowerShares WilderHill Progressive Energy Portfolio	2,570	65,252
SPDR S&P Oil & Gas Equipment & Services ETF(x)	8,130	118,373
SPDR S&P Oil & Gas Exploration & Production ETF(x)	3,550	125,031
Vanguard Energy ETF	8,610	795,306

Total Exchange Traded Funds (99.6%) (Cost $6,891,210)		4,927,386

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (8.3%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $150,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $153,000.(xx)	$150,000	150,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $80,022, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $81,614.(xx)	80,010	80,010
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $62,762, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $64,011.(xx)	62,753	62,753
Deutsche Bank Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $92,233, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/18-11/15/47; total market value $94,064.(xx)	92,220	92,220
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $25,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $25,500.(xx)	25,000	25,000

Total Repurchase Agreements		409,983

Total Short-Term Investments (8.3%) (Cost $409,983)		409,983

Total Investments in Securities (107.9%) (Cost $7,301,193)		5,337,369
Other Assets Less Liabilities (-7.9%)		(391,317)

Net Assets (100%)		$4,946,052

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $408,624. This was secured by cash collateral of $409,983 which was subsequently invested in joint repurchase agreements with a total value of $409,983, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,927,386	$—	$—	$4,927,386
Short-Term Investments
Repurchase Agreements	—	409,983	—	409,983

Total Assets	$4,927,386	$409,983	$—	$5,337,369

Total Liabilities	$—	$—	$—	$—

Total	$4,927,386	$409,983	$—	$5,337,369

There were no transfers between Levels 1, 2 or 3 during three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,045
Aggregate gross unrealized depreciation	(2,005,286)

Net unrealized depreciation	$(1,973,241)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,310,610

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Edge MSCI Min Vol EAFE ETF(x)	17,240	$1,270,416
iShares Edge MSCI Min Vol Emerging Markets ETF	9,570	596,594
iShares Edge MSCI Min Vol Global ETF	32,660	2,737,561
iShares Edge MSCI Min Vol USA ETF(x)	10,750	558,247
PowerShares S&P 500 High Dividend Low Volatility Portfolio	14,380	567,003
PowerShares S&P 500 Low Volatility Portfolio(x)	12,230	574,443
PowerShares S&P Emerging Markets Low Volatility Portfolio	21,890	577,020
PowerShares S&P International Developed Low Volatility Portfolio	37,510	1,243,457
PowerShares S&P MidCap Low Volatility Portfolio	14,770	661,548
PowerShares S&P SmallCap Low Volatility Portfolio(x)	7,690	346,127
SPDR SSGA US Large Cap Low Volatility Index ETF(x)	3,990	359,368
SPDR SSGA US Small Cap Low Volatility Index ETF	3,560	316,002

Total Exchange Traded Funds (99.1%) (Cost $8,386,786)		9,807,786

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (7.2%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $150,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $153,000.(xx)	$150,000	150,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $100,015, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $102,005.(xx)	100,000	100,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $90,088, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $91,881.(xx)	90,075	90,075
Deutsche Bank Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $276,942, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/18-11/15/47; total market value $282,438.(xx)	276,900	276,900
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $100,015, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $102,002.(xx)	100,000	100,000

Total Repurchase Agreements		716,975

Total Short-Term Investments (7.2%) (Cost $716,975)		716,975

Total Investments in Securities (106.3%) (Cost $9,103,761)		10,524,761
Other Assets Less Liabilities (-6.3%)		(621,248)

Net Assets (100%)		$9,903,513

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $1,013,631. This was secured by cash collateral of $716,975 which was subsequently invested in joint repurchase agreements with a total value of $716,975, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $313,860 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 3.750%, maturing 11/15/18-8/15/47.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,807,786	$—	$—	$9,807,786
Short-Term Investments
Repurchase Agreements	—	716,975	—	716,975

Total Assets	$9,807,786	$716,975	$—	$10,524,761

Total Liabilities	$—	$—	$—	$—

Total	$9,807,786	$716,975	$—	$10,524,761

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,418,801
Aggregate gross unrealized depreciation	(14)

Net unrealized appreciation	$1,418,787

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,105,974

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
IQ Merger Arbitrage ETF*	14,670	$450,956
iShares Commodities Select Strategy ETF(x)	4,040	149,157
iShares Core US REIT ETF(x)	4,790	215,885
iShares MSCI Global Agriculture Producers ETF	2,730	78,842
iShares TIPS Bond ETF	4,100	463,506
JPMorgan Diversified Alternatives ETF(x)	17,380	439,540
PowerShares DB Base Metals Fund*	3,800	69,160
PowerShares DB Commodity Index Tracking Fund*	14,240	241,795
PowerShares DB G10 Currency Harvest Fund*	18,990	448,164
PowerShares DB Gold Fund*	8,910	374,220
PowerShares DB Silver Fund*	970	24,250
ProShares Hedge Replication ETF	10,050	453,859
ProShares RAFI Long/Short	12,120	446,561
SPDR Bloomberg Barclays Convertible Securities ETF	8,740	451,508
Vanguard Global ex-U.S. Real Estate ETF	3,610	219,921
WisdomTree Managed Futures Strategy Fund*	11,420	451,547

Total Exchange Traded Funds (99.6%) (Cost $5,006,665)		4,978,871

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (9.7%)
Deutsche Bank Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $485,198, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/18-11/15/47; total market value $494,828.(xx)	$485,125	485,125

Total Short-Term Investment (9.7%) (Cost $485,125)		485,125

Total Investments in Securities (109.3%) (Cost $5,491,790)		5,463,996
Other Assets Less Liabilities (-9.3%)		(465,738)

Net Assets (100%)		$4,998,258

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $512,767. This was secured by cash collateral of $485,125 which was subsequently invested in joint repurchase agreements with a total value of $485,125, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $37,368 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 3.750%, maturing 11/15/18-8/15/47.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,978,871	$—	$—	$4,978,871
Short-Term Investment
Repurchase Agreement	—	485,125	—	485,125

Total Assets	$4,978,871	$485,125	$—	$5,463,996

Total Liabilities	$—	$—	$—	$—

Total	$4,978,871	$485,125	$—	$5,463,996

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,559
Aggregate gross unrealized depreciation	(56,353)

Net unrealized depreciation	$(27,794)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,491,790

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.5%)
Household Durables (0.5%)
Lennar Corp., Class A	1,701	$100,257

Total Consumer Discretionary		100,257

Financials (1.1%)
Banks (1.1%)
Huntington Bancshares, Inc.	14,408	217,561

Total Financials		217,561

Total Common Stocks (1.6%) (Cost $337,062)		317,818

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.4%)
Food Products (0.4%)
Bunge Ltd.
4.875%	345	37,595
Post Holdings, Inc.
2.500%	320	46,048

Total Consumer Staples		83,643

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Hess Corp.
8.000%	820	48,839
Kinder Morgan, Inc.
9.750%(x)	985	30,624
WPX Energy, Inc.
6.250%	860	53,991

Total Energy		133,454

Financials (4.3%)
Banks (3.5%)
Bank of America Corp.
7.250%	200	257,890
Wells Fargo & Co.
7.500%	350	451,500

		709,390

Capital Markets (0.3%)
AMG Capital Trust II
5.150%	360	22,312
Mandatory Exchangeable Trust
5.750%§	172	35,528

		57,840

Insurance (0.5%)
Assurant, Inc.
6.500%*	1,066	111,024

Total Financials		878,254

Health Care (2.6%)
Health Care Equipment & Supplies (1.6%)
Becton Dickinson and Co.
6.125%	5,361	313,243

Health Care Providers & Services (1.0%)
Anthem, Inc.
5.250%	3,843	206,215

Total Health Care		519,458

Industrials (0.6%)
Commercial Services & Supplies (0.1%)
Stericycle, Inc.
5.250%	475	21,489

Machinery (0.5%)
Rexnord Corp.
5.750%(x)	750	48,210
Stanley Black & Decker, Inc.
5.375%	435	49,938

		98,148

Total Industrials		119,637

Information Technology (0.7%)
Electronic Equipment, Instruments & Components (0.7%)
Belden, Inc.
6.750%(x)	1,003	93,720
MTS Systems Corp.
8.750%	440	51,521

Total Information Technology		145,241

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Crown Castle International Corp. (REIT)
6.875%	100	111,793
Welltower, Inc. (REIT)
6.500%	583	32,438

Total Real Estate		144,231

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.
11.125%	1,460	16,702

Total Telecommunication Services		16,702

Utilities (0.6%)
Electric Utilities (0.4%)
NextEra Energy, Inc.
6.123%	1,170	67,462

Multi-Utilities (0.2%)
Dominion Energy, Inc.
6.750%	640	29,703
Sempra Energy
6.000%	160	16,379

		46,082

Total Utilities		113,544

Total Convertible Preferred Stocks (10.6%) (Cost $2,174,191)		2,154,164

EXCHANGE TRADED FUND (ETF):
SPDR Bloomberg Barclays Convertible Securities ETF	117,060	6,047,320

Total Exchange Traded Fund (29.9%) (Cost $5,492,313)		6,047,320

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (53.7%)
Consumer Discretionary (6.7%)
Automobiles (0.6%)
Tesla, Inc.
2.375%, 3/15/22	$120,000	125,005

Hotels, Restaurants & Leisure (0.9%)
Caesars Entertainment Corp.
5.000%, 10/1/24	99,000	172,569

Internet & Direct Marketing Retail (2.4%)
Booking Holdings, Inc.
0.350%, 6/15/20	229,000	367,654
Ctrip.com International Ltd.
1.250%, 9/15/22	24,000	24,931
IAC FinanceCo, Inc.
0.875%, 10/1/22§	37,000	44,230

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Liberty Expedia Holdings, Inc.
1.000%, 6/30/47(x)§	$55,000	$53,124

		489,939

Media (2.8%)
DISH Network Corp.
3.375%, 8/15/26	282,000	271,622
Liberty Interactive LLC
1.750%, 9/30/46§	95,000	105,241
Liberty Media Corp.
1.375%, 10/15/23	42,000	48,161
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23	39,000	40,895
Live Nation Entertainment, Inc.
2.500%, 5/15/19	80,000	103,070

		568,989

Total Consumer Discretionary		1,356,502

Energy (2.6%)
Energy Equipment & Services (1.1%)
Ensco Jersey Finance Ltd.
3.000%, 1/31/24	35,000	27,956
Nabors Industries, Inc.
0.750%, 1/15/24§	70,000	52,389
Oil States International, Inc.
1.500%, 2/15/23§	42,000	40,169
SEACOR Holdings, Inc.
3.000%, 11/15/28	30,000	28,989
Weatherford International Ltd.
5.875%, 7/1/21	79,000	70,819

		220,322

Oil, Gas & Consumable Fuels (1.5%)
Cheniere Energy, Inc.
4.250%, 3/15/45	84,000	65,196
Chesapeake Energy Corp.
5.500%, 9/15/26	79,000	68,027
PDC Energy, Inc.
1.125%, 9/15/21(x)	88,000	85,443
SM Energy Co.
1.500%, 7/1/21	88,000	83,072

		301,738

Total Energy		522,060

Financials (2.5%)
Capital Markets (0.1%)
New Mountain Finance Corp.
5.000%, 6/15/19	16,000	16,414

Consumer Finance (0.4%)
Encore Capital Group, Inc.
3.250%, 3/15/22	17,000	19,796
PRA Group, Inc.
3.500%, 6/1/23§	53,000	56,758

		76,554

Insurance (1.2%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	75,000	232,785

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
Blackstone Mortgage Trust, Inc. (REIT)
4.375%, 5/5/22	39,000	38,302
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	32,000	31,699

		70,001

Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc.
0.625%, 6/1/22§	58,000	97,302

Total Financials		493,056

Health Care (10.0%)
Biotechnology (5.0%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	45,000	40,900
Alder Biopharmaceuticals, Inc.
2.500%, 2/1/25	67,000	61,590
AMAG Pharmaceuticals, Inc.
3.250%, 6/1/22	28,000	28,841
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	120,000	132,150
Clovis Oncology, Inc.
2.500%, 9/15/21	55,000	63,697
Exact Sciences Corp.
1.000%, 1/15/25	129,000	114,602
Flexion Therapeutics, Inc.
3.375%, 5/1/24§	79,000	89,901
Incyte Corp.
1.250%, 11/15/20	58,000	94,830
Insmed, Inc.
1.750%, 1/15/25	67,000	58,907
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	16,000	12,820
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	86,000	84,962
Neurocrine Biosciences, Inc.
2.250%, 5/15/24§	36,000	47,156
Radius Health, Inc.
3.000%, 9/1/24	32,000	32,160
Sarepta Therapeutics, Inc.
1.500%, 11/15/24§	70,000	87,235
TESARO, Inc.
3.000%, 10/1/21	28,000	50,330

		1,000,081

Health Care Equipment & Supplies (1.3%)
DexCom, Inc.
0.750%, 5/15/22§	52,000	53,371
Nevro Corp.
1.750%, 6/1/21	35,000	40,249
NuVasive, Inc.
2.250%, 3/15/21	75,000	82,383
Wright Medical Group NV
2.250%, 11/15/21	34,000	38,626
Wright Medical Group, Inc.
2.000%, 2/15/20	43,000	42,624

		257,253

Health Care Providers & Services (1.0%)
Anthem, Inc.
2.750%, 10/15/42	10,000	30,121
Molina Healthcare, Inc.
1.125%, 1/15/20	80,000	160,864
1.625%, 8/15/44	13,000	18,495

		209,480

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	56,000	56,175
Evolent Health, Inc.
2.000%, 12/1/21	13,000	13,051
Teladoc, Inc.
3.000%, 12/15/22§	32,000	37,812

		107,038

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (2.2%)
Depomed, Inc.
2.500%, 9/1/21	$53,000	$42,973
Dermira, Inc.
3.000%, 5/15/22§	116,000	91,794
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	86,000	78,867
Jazz Investments I Ltd.
1.875%, 8/15/21	65,000	67,925
1.500%, 8/15/24§	32,000	31,203
Medicines Co. (The)
2.500%, 1/15/22	76,000	87,416
Pacira Pharmaceuticals, Inc.
2.375%, 4/1/22	56,000	51,030

		451,208

Total Health Care		2,025,060

Industrials (4.0%)
Aerospace & Defense (0.2%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23	36,000	45,625

Air Freight & Logistics (0.3%)
Echo Global Logistics, Inc.
2.500%, 5/1/20	53,000	53,781

Commercial Services & Supplies (0.0%)
Team, Inc.
5.000%, 8/1/23§	6,000	5,925

Construction & Engineering (1.1%)
Dycom Industries, Inc.
0.750%, 9/15/21	112,000	141,763
Tutor Perini Corp.
2.875%, 6/15/21	79,000	83,233

		224,996

Machinery (1.8%)
Chart Industries, Inc.
1.000%, 11/15/24§	85,000	99,530
Greenbrier Cos., Inc. (The)
2.875%, 2/1/24	119,000	135,958
Meritor, Inc.
3.250%, 10/15/37§	32,000	32,188
Navistar International Corp.
4.750%, 4/15/19	35,000	35,962
Trinity Industries, Inc.
3.875%, 6/1/36	47,000	64,056

		367,694

Professional Services (0.4%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	73,000	68,617

Transportation Infrastructure (0.2%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	40,000	39,550

Total Industrials		806,188

Information Technology (26.3%)
Communications Equipment (2.3%)
Ciena Corp.
3.750%, 10/15/18	83,000	109,438
4.000%, 12/15/20	43,000	60,403
Finisar Corp.
0.500%, 12/15/36	47,000	42,225
Lumentum Holdings, Inc.
0.250%, 3/15/24	86,000	108,765
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	86,000	141,903

		462,734

Electronic Equipment, Instruments & Components (0.7%)
TTM Technologies, Inc.
1.750%, 12/15/20	63,000	104,698
Vishay Intertechnology, Inc.
2.250%, 11/15/40	30,000	44,065

		148,763

Internet Software & Services (4.2%)
Akamai Technologies, Inc.
(Zero Coupon), 2/15/19	36,000	36,922
Altaba, Inc.
(Zero Coupon), 12/1/18	50,000	69,872
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	76,000	75,734
Coupa Software, Inc.
0.375%, 1/15/23§	28,000	33,855
Nutanix, Inc.
(Zero Coupon), 1/15/23§	54,000	64,843
Okta, Inc.
0.250%, 2/15/23§	87,000	94,804
Pandora Media, Inc.
1.750%, 12/1/20	74,000	67,387
Q2 Holdings, Inc.
0.750%, 2/15/23§	43,000	43,959
Twitter, Inc.
0.250%, 9/15/19	92,000	88,466
VeriSign, Inc.
4.865%, 8/15/37	68,000	234,314
Weibo Corp.
1.250%, 11/15/22§	34,000	39,541

		849,697

IT Services (0.4%)
Cardtronics, Inc.
1.000%, 12/1/20	17,000	15,790
CSG Systems International, Inc.
4.250%, 3/15/36	53,000	58,249

		74,039

Semiconductors & Semiconductor Equipment (12.6%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	48,000	70,238
Cypress Semiconductor Corp.
4.500%, 1/15/22	14,000	19,533
2.000%, 2/1/23§	113,000	122,040
Inphi Corp.
1.125%, 12/1/20	51,000	53,271
0.750%, 9/1/21	8,000	7,518
Integrated Device Technology, Inc.
0.875%, 11/15/22	91,000	102,511
Intel Corp.
3.250%, 8/1/39	184,000	457,691
Microchip Technology, Inc.
1.625%, 2/15/25	108,000	191,482
1.625%, 2/15/27	287,000	339,298
Micron Technology, Inc.
Series F
2.125%, 2/15/33	54,000	256,885
Series G
3.000%, 11/15/43	174,000	311,356
Novellus Systems, Inc.
2.625%, 5/15/41	46,000	278,434
NVIDIA Corp.
1.000%, 12/1/18	6,000	68,977
ON Semiconductor Corp.
1.000%, 12/1/20	45,000	64,223
Rambus, Inc.
1.375%, 2/1/23§	53,000	52,200

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SunPower Corp.
0.750%, 6/1/18	$29,000	$28,675
4.000%, 1/15/23(x)	16,000	12,730
Synaptics, Inc.
0.500%, 6/15/22§	73,000	68,848
Veeco Instruments, Inc.
2.700%, 1/15/23	41,000	37,215

		2,543,125

Software (5.6%)
Citrix Systems, Inc.
0.500%, 4/15/19	90,000	118,476
FireEye, Inc.
Series A
1.000%, 6/1/35(x)	52,000	49,318
Guidewire Software, Inc.
1.250%, 3/15/25	26,000	25,421
HubSpot, Inc.
0.250%, 6/1/22§	34,000	43,800
Nuance Communications, Inc.
1.000%, 12/15/35	97,000	92,005
Proofpoint, Inc.
0.750%, 6/15/20(x)	35,000	51,086
PROS Holdings, Inc.
2.000%, 12/1/19	43,000	48,908
RealPage, Inc.
1.500%, 11/15/22§	53,000	72,047
Red Hat, Inc.
0.250%, 10/1/19	66,000	133,458
RingCentral, Inc.
(Zero Coupon), 3/15/23(b)§	47,000	47,113
Rovi Corp.
0.500%, 3/1/20	40,000	38,744
ServiceNow, Inc.
(Zero Coupon), 11/1/18	35,000	78,131
(Zero Coupon), 6/1/22§	66,000	87,427
Synchronoss Technologies, Inc.
0.750%, 8/15/19	33,000	31,107
Take-Two Interactive Software, Inc.
1.000%, 7/1/18	9,000	40,815
Verint Systems, Inc.
1.500%, 6/1/21	81,000	78,854
Workday, Inc.
0.750%, 7/15/18	33,000	50,084
0.250%, 10/1/22§	8,000	8,701
Zendesk, Inc.
0.250%, 3/15/23(b)§	26,000	26,442

		1,121,937

Technology Hardware, Storage & Peripherals (0.5%)
Electronics For Imaging, Inc.
0.750%, 9/1/19	43,000	41,684
Western Digital Corp.
1.500%, 2/1/24§	62,000	67,057

		108,741

Total Information Technology		5,309,036

Materials (1.2%)
Construction Materials (1.0%)
Cemex SAB de CV
3.720%, 3/15/20	205,000	211,007

Metals & Mining (0.2%)
Cleveland-Cliffs, Inc.
1.500%, 1/15/25	36,000	38,847

Total Materials		249,854

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Colony NorthStar, Inc. (REIT)
5.000%, 4/15/23	55,000	51,221
IH Merger Sub LLC (REIT)
3.500%, 1/15/22	32,000	35,671

Total Real Estate		86,892

Total Convertible Bonds		10,848,648

Total Long-Term Debt Securities (53.7%) (Cost $9,598,497)		10,848,648

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, IM Shares	449,872	449,827

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $100,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $102,084.(xx)	$100,000	100,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $56,087, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $57,203.(xx)	56,079	56,079
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $43,990, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $44,866.(xx)	43,984	43,984
Deutsche Bank Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $32,702, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/18-11/15/47; total market value $33,351.(xx)	32,697	32,697
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $66,570, collateralized by various Common Stocks; total market value $74,036.(xx)	66,560	66,560

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $68,128, collateralized by various Common Stocks; total market value $75,768.(xx)	$68,117	$68,117

Total Repurchase Agreements		367,437

Total Short-Term Investments (4.0%) (Cost $817,294)		817,264

Total Investments in Securities (99.8%) (Cost $18,419,357)		20,185,214
Other Assets Less Liabilities (0.2%)		37,484

Net Assets (100%)		$20,222,698

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2018, the market value of these securities amounted to $1,933,533 or 9.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2018, the market value of these securities amounted to $73,555 or 0.0% of net assets.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $359,749. This was secured by cash collateral of $367,437 which was subsequently invested in joint repurchase agreements with a total value of $367,437, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$100,257	$—	$—	$100,257
Financials	217,561	—	—	217,561
Convertible Bonds
Consumer Discretionary	—	1,356,502	—	1,356,502
Energy	—	522,060	—	522,060
Financials	—	493,056	—	493,056
Health Care	—	2,025,060	—	2,025,060
Industrials	—	806,188	—	806,188
Information Technology	—	5,309,036	—	5,309,036
Materials	—	249,854	—	249,854
Real Estate	—	86,892	—	86,892
Convertible Preferred Stocks
Consumer Staples	37,595	46,048	—	83,643
Energy	133,454	—	—	133,454
Financials	820,414	57,840	—	878,254
Health Care	519,458	—	—	519,458
Industrials	119,637	—	—	119,637
Information Technology	93,720	51,521	—	145,241
Real Estate	144,231	—	—	144,231
Telecommunication Services	16,702	—	—	16,702
Utilities	113,544	—	—	113,544
Exchange Traded Fund	6,047,320	—	—	6,047,320
Short-Term Investments
Investment Company	449,827	—	—	449,827
Repurchase Agreements	—	367,437	—	367,437

Total Assets	$8,813,720	$11,371,494	$—	$20,185,214

Total Liabilities	$—	$—	$—	$—

Total	$8,813,720	$11,371,494	$—	$20,185,214

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,245,495
Aggregate gross unrealized depreciation	(583,981)

Net unrealized appreciation	$1,661,514

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,523,700

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.0%)
C-BASS TRUST,
Series 2007-CB1 AF6
3.666%, 1/25/37(e)	$1,425,150	$712,356
GCAT LLC,
Series 2017-3 A1
3.352%, 4/25/47(e)§	526,568	526,681
New Residential Mortgage Loan Trust,
Series 2017-RPL1 A1
3.598%, 4/25/22(e)§	896,009	895,506
RASC Trust,
Series 2007-EMX1 A13
1.821%, 1/25/37(l)	989,855	873,907
VOLT LVII LLC,
Series 2017-NPL4 A1
3.375%, 4/25/47(e)§	485,619	485,730
VOLT LVIII LLC,
Series 2017-NPL5 A1
3.375%, 5/28/47(e)§	454,038	454,141

Total Asset-Backed Securities		3,948,321

Collateralized Mortgage Obligations (7.7%)
FHLMC,
Series 358 300
3.000%, 10/15/47	475,530	466,264
Series 4484 CD
1.750%, 7/15/30	422,948	410,758
Series 4624 GA
2.500%, 4/15/40	439,281	426,926
Series 4749 LV
3.500%, 4/15/38	450,000	451,738
FNMA,
Series 2016-52 ZC
3.000%, 8/25/46	544,777	466,187
Series 2016-9 A
3.000%, 9/25/43	371,472	366,799
Series 2017-32 CA
3.000%, 10/25/42	906,503	897,287
Series 2017-51 EA
3.000%, 11/25/42	459,369	453,615
Series 2018-21
0.000%, 4/25/48 PO(r)	500,000	397,188

Total Collateralized Mortgage Obligations		4,336,762

Corporate Bonds (14.0%)
Consumer Discretionary (1.6%)
Automobiles (0.2%)
Ford Motor Co.
7.450%, 7/16/31	85,000	102,539
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 2.593%, 8/7/20(k)	15,000	15,066

		117,605

Hotels, Restaurants & Leisure (0.6%)
1011778 BC ULC
5.000%, 10/15/25§	60,000	57,075
Caesars Resort Collection LLC
5.250%, 10/15/25§	60,000	57,522
Constellation Merger Sub, Inc.
8.500%, 9/15/25§	30,000	28,875
Eldorado Resorts, Inc.
6.000%, 4/1/25	60,000	60,900
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	50,000	47,946
Viking Cruises Ltd.
5.875%, 9/15/27§	80,000	75,200

		327,518

Household Durables (0.2%)
Newell Brands, Inc.
5.500%, 4/1/46	40,000	42,072
Tempur Sealy International, Inc.
5.500%, 6/15/26	65,000	62,481

		104,553

Leisure Products (0.0%)
Hasbro, Inc.
3.500%, 9/15/27	15,000	14,076

Media (0.4%)
Cengage Learning, Inc.
9.500%, 6/15/24§	55,000	42,350
Charter Communications Operating LLC
4.908%, 7/23/25	100,000	101,800
Omnicom Group, Inc.
3.600%, 4/15/26	95,000	91,391

		235,541

Specialty Retail (0.2%)
Beacon Escrow Corp.
4.875%, 11/1/25§	60,000	57,150
PetSmart, Inc.
7.125%, 3/15/23§	40,000	22,800
5.875%, 6/1/25§	25,000	18,000

		97,950

Total Consumer Discretionary		897,243

Consumer Staples (1.5%)
Beverages (0.1%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	45,000	48,292

Food & Staples Retailing (0.2%)
CVS Health Corp.
5.050%, 3/25/48	50,000	52,475
Sysco Corp.
3.250%, 7/15/27	65,000	62,203

		114,678

Food Products (0.9%)
B&G Foods, Inc.
5.250%, 4/1/25	60,000	55,818
JBS USA LUX SA
6.750%, 2/15/28(b)§	25,000	24,000
Kraft Heinz Foods Co.
2.800%, 7/2/20	205,000	203,782
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	65,000	63,122
Post Holdings, Inc.
5.500%, 3/1/25§	60,000	59,475
Smithfield Foods, Inc.
4.250%, 2/1/27§	90,000	88,875

		495,072

Household Products (0.1%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	60,000	57,450

Personal Products (0.1%)
Coty, Inc.
6.500%, 4/15/26(b)§	60,000	60,000

Tobacco (0.1%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 2.719%, 8/15/22(k)§	20,000	20,124

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Reynolds American, Inc.
4.000%, 6/12/22	$55,000	$55,918

		76,042

Total Consumer Staples		851,534

Energy (2.3%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co. LLC
4.080%, 12/15/47	95,000	89,643
Nabors Industries, Inc.
5.750%, 2/1/25§	35,000	32,988
USA Compression Partners LP
6.875%, 4/1/26(b)§	30,000	30,414

		153,045

Oil, Gas & Consumable Fuels (2.0%)
Canadian Natural Resources Ltd.
2.950%, 1/15/23	105,000	101,802
Cheniere Energy Partners LP
5.250%, 10/1/25§	65,000	64,109
Enable Midstream Partners LP
4.400%, 3/15/27	45,000	44,050
Energy Transfer Partners LP
4.750%, 1/15/26	100,000	101,177
Extraction Oil & Gas, Inc.
5.625%, 2/1/26§	30,000	28,425
Gulfport Energy Corp.
6.375%, 5/15/25	60,000	57,750
Hess Infrastructure Partners LP
5.625%, 2/15/26§	60,000	59,028
Indigo Natural Resources LLC
6.875%, 2/15/26§	35,000	33,250
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	100,000	120,806
MEG Energy Corp.
7.000%, 3/31/24§	40,000	33,124
NGL Energy Partners LP
7.500%, 11/1/23	50,000	50,063
Peabody Energy Corp.
6.000%, 3/31/22§	60,000	61,350
Petroleos Mexicanos
5.350%, 2/12/28§	90,000	88,470
Phillips 66
5.875%, 5/1/42	30,000	36,061
QEP Resources, Inc.
5.625%, 3/1/26	35,000	33,075
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	100,000	103,649
Sanchez Energy Corp.
6.125%, 1/15/23(x)	40,000	29,176
Sunoco LP
5.500%, 2/15/26§	30,000	28,914
Williams Partners LP
3.750%, 6/15/27	40,000	38,215

		1,112,494

Total Energy		1,265,539

Financials (2.8%)
Banks (0.7%)
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	40,000	37,914
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 2.985%, 5/17/24(k)	100,000	100,771
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 2.757%, 3/2/23(k)	155,000	154,508
Santander Holdings USA, Inc.
3.400%, 1/18/23	105,000	102,526

		395,719

Capital Markets (0.2%)
Morgan Stanley
2.750%, 5/19/22	55,000	53,663
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	50,000	48,382

		102,045

Consumer Finance (1.0%)
Ally Financial, Inc.
4.125%, 3/30/20	50,000	50,250
American Express Co.
2.500%, 8/1/22	105,000	101,433
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 2.487%, 1/30/23(k)(x)	35,000	34,633
Discover Financial Services
4.100%, 2/9/27	100,000	98,970
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 2.686%, 1/5/23(k)	65,000	65,202
3.950%, 4/13/24	10,000	9,921
Synchrony Financial
3.950%, 12/1/27	210,000	196,867

		557,276

Diversified Financial Services (0.0%)
Travelport Corporate Finance plc
6.000%, 3/15/26(b)§	25,000	25,095

Insurance (0.9%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	60,000	61,800
Athene Global Funding
3.000%, 7/1/22§	105,000	102,172
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	65,000	82,275
New York Life Global Funding
2.300%, 6/10/22§	155,000	149,728
NFP Corp.
6.875%, 7/15/25§	60,000	59,550
Nuveen Finance LLC
2.950%, 11/1/19§	30,000	29,929

		485,454

Total Financials		1,565,589

Health Care (1.2%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	50,000	51,500

Health Care Equipment & Supplies (0.4%)
Avantor, Inc.
6.000%, 10/1/24§	30,000	29,812
9.000%, 10/1/25§	30,000	29,475
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	155,000	153,431

		212,718

Health Care Providers & Services (0.4%)
Centene Corp.
4.750%, 1/15/25	60,000	58,650
NVA Holdings, Inc.
6.875%, 4/1/26(b)§	55,000	55,346

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Tenet Healthcare Corp.
8.125%, 4/1/22	$60,000	$62,550
Universal Hospital Services, Inc.
7.625%, 8/15/20	65,000	65,488

		242,034

Pharmaceuticals (0.3%)
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	25,000	23,858
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	110,000	93,500
Valeant Pharmaceuticals International, Inc.
5.500%, 11/1/25§	60,000	58,410

		175,768

Total Health Care		682,020

Industrials (1.4%)
Aerospace & Defense (0.3%)
Lockheed Martin Corp.
4.700%, 5/15/46	90,000	97,805
TransDigm, Inc.
6.375%, 6/15/26	60,000	60,450

		158,255

Airlines (0.2%)
Delta Air Lines, Inc.
3.625%, 3/15/22	100,000	99,190

Building Products (0.2%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	60,000	60,300
Owens Corning
4.400%, 1/30/48	55,000	50,566

		110,866

Commercial Services & Supplies (0.2%)
Garda World Security Corp.
8.750%, 5/15/25§	60,000	62,850
GFL Environmental, Inc.
5.375%, 3/1/23§	30,000	29,475
Prime Security Services Borrower LLC
9.250%, 5/15/23§	44,000	47,683

		140,008

Machinery (0.1%)
BlueLine Rental Finance Corp.
9.250%, 3/15/24§	60,000	64,332

Road & Rail (0.3%)
CSX Corp.
3.800%, 11/1/46	65,000	59,652
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	100,000	100,590

		160,242

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.250%, 3/1/25	60,000	57,237

Total Industrials		790,130

Information Technology (0.8%)
Communications Equipment (0.1%)
CB Escrow Corp.
8.000%, 10/15/25§	15,000	13,969
Riverbed Technology, Inc.
8.875%, 3/1/23§	30,000	28,500

		42,469

Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.
3.875%, 1/12/28	100,000	96,200

Internet Software & Services (0.2%)
eBay, Inc.
2.750%, 1/30/23	45,000	43,540
GTT Communications, Inc.
7.875%, 12/31/24(x)§	60,000	60,375

		103,915

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.350%, 4/1/47	50,000	53,043

Software (0.2%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	55,000	60,810
Solera LLC
10.500%, 3/1/24§	25,000	27,875
Sophia LP
9.000%, 9/30/23§	50,000	52,375

		141,060

Total Information Technology		436,687

Materials (0.6%)
Chemicals (0.4%)
Hexion, Inc.
10.375%, 2/1/22§	60,000	58,050
Mosaic Co. (The)
4.050%, 11/15/27	105,000	101,959
Platform Specialty Products Corp.
5.875%, 12/1/25§	50,000	48,750

		208,759

Containers & Packaging (0.2%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	60,000	59,400
Plastipak Holdings, Inc.
6.250%, 10/15/25§	35,000	34,870
WestRock Co.
3.750%, 3/15/25(b)§	50,000	49,865

		144,135

Total Materials		352,894

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Boston Properties LP (REIT)
4.125%, 5/15/21	25,000	25,760
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	55,000	52,474
3.800%, 2/15/28	50,000	48,128
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	60,000	58,368
Simon Property Group LP (REIT)
2.750%, 6/1/23	45,000	43,674

		228,404

Real Estate Management & Development (0.1%)
Kennedy-Wilson, Inc.
5.875%, 4/1/24(b)§	50,000	49,690

Total Real Estate		278,094

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
5.250%, 3/1/37	150,000	158,555

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Cincinnati Bell, Inc.
7.000%, 7/15/24§	$45,000	$40,444
Frontier Communications Corp.
8.500%, 4/15/20	15,000	15,028
Intelsat Jackson Holdings SA
7.250%, 10/15/20	55,000	50,875
Level 3 Financing, Inc.
5.375%, 1/15/24	60,000	58,464
Sprint Capital Corp.
6.875%, 11/15/28	15,000	14,025
Telesat Canada
8.875%, 11/15/24§	55,000	60,362

		397,753

Wireless Telecommunication Services (0.1%)
Sprint Corp.
7.125%, 6/15/24	30,000	29,250

Total Telecommunication Services		427,003

Utilities (0.5%)
Electric Utilities (0.5%)
American Electric Power Co., Inc.
3.200%, 11/13/27	15,000	14,243
Edison International
4.125%, 3/15/28	50,000	50,313
NextEra Energy Operating Partners LP
4.500%, 9/15/27§	65,000	61,425
Southern Co. (The)
1.850%, 7/1/19	155,000	153,041

Total Utilities		279,022

Total Corporate Bonds		7,825,755

Mortgage-Backed Securities (5.6%)
FHLMC
3.000%, 9/1/46	1,784,828	1,743,693
4.000%, 4/1/47	453,455	465,836
FNMA
3.000%, 4/1/37	461,834	458,262
2.500%, 2/1/47	496,285	468,098

Total Mortgage-Backed Securities		3,135,889

U.S. Treasury Obligations (13.0%)
U.S. Treasury Bonds
2.750%, 11/15/42	290,000	279,941
3.625%, 8/15/43	290,000	324,624
3.375%, 5/15/44	160,000	172,097
2.875%, 8/15/45	180,000	176,790
2.875%, 11/15/46	290,000	284,427
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/22 TIPS	480,000	482,282
0.375%, 7/15/27 TIPS	150,000	148,278
U.S. Treasury Notes
1.125%, 1/15/19	510,000	506,138
0.750%, 2/15/19	500,000	494,140
2.000%, 5/31/21	400,000	394,750
1.125%, 6/30/21	450,000	431,684
1.250%, 10/31/21	410,000	392,927
1.750%, 11/30/21	410,000	399,530
2.000%, 12/31/21	370,000	363,489
1.875%, 8/31/24	480,000	457,955
2.125%, 9/30/24	410,000	396,695
2.250%, 10/31/24	400,000	389,758
2.250%, 8/15/27	410,000	393,147
2.250%, 11/15/27	830,000	795,073

Total U.S. Treasury Obligations		7,283,725

Total Long-Term Debt Securities (47.3%) (Cost $27,002,914)		26,530,452

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (1.8%)
Hotels, Restaurants & Leisure (0.3%)
Starbucks Corp.	2,971	171,991

Internet & Direct Marketing Retail (1.2%)
Amazon.com, Inc.*	339	490,648
JD.com, Inc. (ADR)*	4,754	192,490

		683,138

Media (0.3%)
Discovery Communications, Inc., Class A(x)*	8,458	181,255

Total Consumer Discretionary		1,036,384

Consumer Staples (1.4%)
Food & Staples Retailing (0.8%)
Sysco Corp.	4,447	266,642
Walmart, Inc.	2,100	186,837

		453,479

Tobacco (0.6%)
Philip Morris International, Inc.	3,342	332,195

Total Consumer Staples		785,674

Energy (1.4%)
Energy Equipment & Services (0.5%)
Halliburton Co.	3,956	185,695
Patterson-UTI Energy, Inc.	6,749	118,175

		303,870

Oil, Gas & Consumable Fuels (0.9%)
Devon Energy Corp.	4,380	139,240
Newfield Exploration Co.*	6,521	159,243
Pioneer Natural Resources Co.	1,061	182,258

		480,741

Total Energy		784,611

Financials (4.2%)
Banks (2.1%)
Citigroup, Inc.	6,584	444,420
Fifth Third Bancorp	7,590	240,982
JPMorgan Chase & Co.	4,301	472,981

		1,158,383

Capital Markets (0.8%)
Goldman Sachs Group, Inc. (The)	887	223,400
Intercontinental Exchange, Inc.	2,910	211,033

		434,433

Insurance (1.3%)
Markel Corp.*	193	225,858

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
MetLife, Inc.	6,882	$315,815
Willis Towers Watson plc	1,260	191,760

		733,433

Total Financials		2,326,249

Health Care (3.6%)
Biotechnology (0.5%)
Amgen, Inc.	1,759	299,874

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	5,035	301,697

Health Care Providers & Services (0.4%)
Cigna Corp.	1,431	240,036

Pharmaceuticals (2.1%)
Allergan plc	799	134,464
AstraZeneca plc (ADR)(x)	5,733	200,483
Bristol-Myers Squibb Co.	3,919	247,877
Novartis AG (ADR)	3,036	245,461
Roche Holding AG (ADR)	4,423	126,608
Sanofi (ADR)	5,217	209,097

		1,163,990

Total Health Care		2,005,597

Industrials (1.9%)
Air Freight & Logistics (0.3%)
FedEx Corp.	788	189,207

Electrical Equipment (0.5%)
Eaton Corp. plc	3,406	272,173

Professional Services (0.4%)
Equifax, Inc.	1,727	203,458

Road & Rail (0.2%)
AMERCO	376	129,757

Trading Companies & Distributors (0.5%)
MSC Industrial Direct Co., Inc., Class A	2,677	245,508

Total Industrials		1,040,103

Information Technology (6.9%)
Communications Equipment (0.2%)
Telefonaktiebolaget LM Ericsson (ADR)*	19,412	124,237

Internet Software & Services (1.8%)
Alphabet, Inc., Class A*	526	545,536
Facebook, Inc., Class A*	2,018	322,456
Yandex NV, Class A*	3,145	124,070

		992,062

IT Services (2.1%)
Cognizant Technology Solutions Corp., Class A	4,428	356,454
Fidelity National Information Services, Inc.	1,339	128,946
PayPal Holdings, Inc.*	5,311	402,945
Visa, Inc., Class A	2,692	322,017

		1,210,362

Semiconductors & Semiconductor Equipment (0.7%)
Analog Devices, Inc.	2,095	190,917
Lam Research Corp.	921	187,111

		378,028

Software (1.4%)
Microsoft Corp.	4,456	406,699
Oracle Corp.	8,315	380,411

		787,110

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.	2,220	372,472

Total Information Technology		3,864,271

Materials (0.4%)
Construction Materials (0.4%)
Cemex SAB de CV (ADR)*	32,250	213,495

Total Materials		213,495

Real Estate (0.3%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp. (REIT)	1,342	195,047

Total Real Estate		195,047

Total Common Stocks (21.9%) (Cost $11,589,753)		12,251,431

INVESTMENT COMPANIES:
DoubleLine Floating Rate Fund*‡	220,277	2,189,551
DoubleLine Global Bond Fund*‡	125,178	1,340,660

Total Investment Companies (6.3%) (Cost $3,465,000)		3,530,211

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.8%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $25,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $25,500.(xx)	$25,000	25,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $27,582, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $28,131.(xx)	27,578	27,578
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $21,633, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $22,064.(xx)	21,630	21,630
Deutsche Bank Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $283,538, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/18-11/15/47; total market value $289,165.(xx)	283,495	283,495

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $32,609, collateralized by various Common Stocks; total market value $36,266.(xx)	$32,604	$32,604
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $32,738, collateralized by various Common Stocks; total market value $36,409.(xx)	32,733	32,733
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $25,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $25,500.(xx)	25,000	25,000

Total Repurchase Agreements		448,040

U.S. Treasury Obligations (21.4%)
U.S. Treasury Bills
1.38%, 4/12/18(p)	7,500,000	7,496,542
1.61%, 6/7/18(p)	110,000	109,666
1.71%, 7/12/18(p)	4,000,000	3,980,475
1.84%, 9/6/18(p)	380,000	376,942

Total U.S. Treasury Obligations		11,963,625

Total Short-Term Investments (22.2%) (Cost $12,413,491)		12,411,665

Total Investments in Securities (97.7%) (Cost $54,471,158)		54,723,759
Other Assets Less Liabilities (2.3%)		1,313,920

Net Assets (100%)		$56,037,679

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2018, the market value of these securities amounted to $5,368,098 or 9.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2018, the market value of these securities amounted to $294,410 or 0.5% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2018. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2018.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $436,069. This was secured by cash collateral of $448,040 which was subsequently invested in joint repurchase agreements with a total value of $448,040, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earning

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund	220,277	2,185,145	—	—	—	4,406	2,189,551	21,477	—
DoubleLine Global Bond Fund	125,178	1,316,877	—	—	—	23,783	1,340,660	7,012	—

Total		3,502,022	—	—	—	28,189	3,530,211	28,489	—

OTC Total return swap contracts outstanding as of March 31, 2018 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	4/23/2018	USD 12,300,000	(523,951)

							(523,951)

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,948,321	$—	$3,948,321
Collateralized Mortgage Obligations	—	3,939,574	397,188	4,336,762
Common Stocks
Consumer Discretionary	1,036,384	—	—	1,036,384
Consumer Staples	785,674	—	—	785,674
Energy	784,611	—	—	784,611
Financials	2,326,249	—	—	2,326,249
Health Care	2,005,597	—	—	2,005,597
Industrials	1,040,103	—	—	1,040,103
Information Technology	3,864,271	—	—	3,864,271
Materials	213,495	—	—	213,495
Real Estate	195,047	—	—	195,047
Corporate Bonds
Consumer Discretionary	—	897,243	—	897,243
Consumer Staples	—	851,534	—	851,534
Energy	—	1,265,539	—	1,265,539
Financials	—	1,565,589	—	1,565,589
Health Care	—	682,020	—	682,020
Industrials	—	790,130	—	790,130
Information Technology	—	436,687	—	436,687
Materials	—	352,894	—	352,894
Real Estate	—	278,094	—	278,094
Telecommunication Services	—	427,003	—	427,003
Utilities	—	279,022	—	279,022
Investment Companies	3,530,211	—	—	3,530,211
Mortgage-Backed Securities	—	3,135,889	—	3,135,889
Short-Term Investments
Repurchase Agreements	—	448,040	—	448,040
U.S. Treasury Obligations	—	11,963,625	—	11,963,625
U.S. Treasury Obligations	—	7,283,725	—	7,283,725

Total Assets	$15,781,642	$38,544,929	$397,188	$54,723,759

Liabilities:
Total Return Swaps	$—	(523,951)	—	(523,951)

Total Liabilities	$—	$(523,951)	$—	$(523,951)

Total	$15,781,642	$38,020,978	$397,188	$54,199,808

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,183,452
Aggregate gross unrealized depreciation	(1,470,576)

Net unrealized depreciation	$(287,124)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$54,486,932

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.9%)
AASET US Ltd.,
Series 2018-1A A
3.844%, 1/16/38§	$1,231,000	$1,221,424
AIMCO CLO,
Series 2018-AA D
4.842%, 4/17/31(l)§	500,000	500,000
ALM XII Ltd.,
Series 2015-12A C1R
4.922%, 4/16/27(l)§	500,000	500,099
Apidos CLO XII,
Series 2013-12A DR
4.638%, 4/15/31(l)§	500,000	501,719
Apidos CLO XXI,
Series 2015-21A C
5.284%, 7/18/27(l)§	500,000	501,587
Series 2015-21A D
7.284%, 7/18/27(l)§	250,000	251,164
Atrium IX,
Series 9A DR
5.584%, 5/28/30(l)§	500,000	507,414
Babson CLO Ltd.,
Series 2015-2A DR
4.695%, 10/20/30(l)§	500,000	505,314
Series 2015-IA DR
4.328%, 1/20/31(l)§	500,000	499,994
Barings CLO Ltd.,
Series 2017-1A D
5.334%, 7/18/29(l)§	500,000	506,864
BlueMountain CLO Ltd.,
Series 2015-2A D
5.284%, 7/18/27(l)§	250,000	250,908
Series 2016-2A C
5.985%, 8/20/28(l)§	500,000	503,235
CAL Funding III Ltd.,
Series 2018-1A A
3.960%, 2/25/43§	545,417	550,007
Canyon Capital CLO Ltd.,
Series 2014-1A CR
4.517%, 1/30/31(l)§	500,000	498,169
Series 2017-1A D
5.322%, 7/15/30(l)§	500,000	506,201
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-2A D2
8.172%, 7/15/27(l)§	600,000	604,352
Cook Park CLO Ltd.,
Series 2018-1A D
0.000%, 4/17/30(b)(l)§	500,000	500,000
Dryden 34 Senior Loan Fund,
Series 2014-34A DR
5.122%, 10/15/26(l)§	500,000	500,150
Dryden 57 CLO Ltd.,
Series 2018-57A D
4.440%, 5/15/31(l)§	500,000	500,493
ECAF I Ltd.,
Series 2015-1A A1
3.473%, 6/15/40§	257,798	256,870
Flagship Credit Auto Trust,
Series 2017-4 C
2.920%, 11/15/23§	500,000	491,982
Fremont Home Loan Trust,
Series 2006-D 1A1
2.012%, 11/25/36(l)	7,069,268	4,832,054
GCAT LLC,
Series 2017-1 A1
3.375%, 3/25/47(e)§	749,036	749,207
Gilbert Park CLO Ltd.,
Series 2017-1A D
4.315%, 10/15/30(l)§	500,000	503,362
Invitation Homes Trust,
Series 2017-SFR2 E
4.058%, 12/17/36(l)§	200,000	202,925
Series 2018-SFR1 C
3.058%, 3/17/37(l)§	740,000	744,591
Series 2018-SFR1 D
3.258%, 3/17/37(l)§	490,000	493,020
Lendmark Funding Trust,
Series 2017-1A A
2.830%, 1/22/24§	250,000	248,234
Long Point Park CLO Ltd.,
Series 2017-1A C
4.086%, 1/17/30(l)§	500,000	498,029
MP CLO VI Ltd.,
Series 2014-2A DR
5.222%, 1/15/27(l)§	500,000	500,200
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	675,504	658,773
Octagon Investment Partners 31 Ltd.,
Series 2017-1A D
5.445%, 7/20/30(l)§	500,000	506,914
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
3.984%, 1/20/30(l)§	500,000	500,424
Octagon Investment Partners XV Ltd.,
Series 2013-1A DR
5.439%, 7/19/30(b)(l)§	500,000	507,644
OneMain Financial Issuance Trust,
Series 2015-1A A
3.190%, 3/18/26§	329,852	330,658
Series 2015-2A A
2.570%, 7/18/25§	40,569	40,485
SBA Tower Trust,
3.168%, 4/11/22§	250,000	243,699
SoFi Consumer Loan Program LLC,
Series 2017-2 A
3.280%, 2/25/26§	147,718	148,231
Springleaf Funding Trust,
Series 2017-AA A
2.680%, 7/15/30§	250,000	246,057
TAL Advantage VI LLC,
Series 2017-1A A
4.500%, 4/20/42	547,685	563,202
TCI-Cent CLO Income Note Issuer Ltd.,
Series 2017-1A C
5.395%, 7/25/30(l)§	500,000	506,762
Thacher Park CLO Ltd.,
Series 2014-1A D1R
5.145%, 10/20/26(l)§	500,000	500,224

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
THL Credit Wind River CLO Ltd.,
Series 2014-1A DR
5.234%, 4/18/26(l)§	$500,000	$500,237
Series 2014-2A DR
4.622%, 1/15/31(l)§	500,000	503,462
Series 2014-2A ER
7.472%, 1/15/31(l)§	500,000	494,843
Series 2015-2A ER
7.270%, 10/15/27(l)§	500,000	501,092
Series 2017-1A D
5.484%, 4/18/29(l)§	250,000	252,972
Series 2017-3A D
4.872%, 10/15/30(l)§	500,000	504,193
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A
4.212%, 5/17/32(e)§	940,476	956,207
Triton Container Finance V LLC,
Series 2018-1A A
3.950%, 3/20/43(b)§	500,000	499,905
Vantage Data Centers Issuer LLC,
Series 2018-1A A2
4.072%, 2/16/43§	499,583	504,165
Venture XVII CLO Ltd.,
Series 2014-17A CR
3.922%, 7/15/26(l)§	250,000	250,296
VOLT LV LLC,
Series 2017-NPL2 A1
3.500%, 3/25/47(e)§	715,129	715,346
Voya CLO Ltd.,
Series 2017-3A C
5.295%, 7/20/30(l)§	500,000	506,664

Total Asset-Backed Securities		30,372,023

Collateralized Mortgage Obligations (11.4%)
Alternative Loan Trust,
Series 2005-69 A1
2.283%, 12/25/35(l)	969,690	928,731
Series 2006-19CB A15
6.000%, 8/25/36	344,480	304,568
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	457,944	445,366
Series 2007-5 3A1
6.000%, 7/25/37	3,305,173	2,733,804
CHL Mortgage Pass-Through Trust,
Series 2006-J4 A5
6.250%, 9/25/36	608,125	493,431
Series 2007-14 A18
6.000%, 9/25/37	2,722,974	2,473,297
Series 2007-HY1 1A1
3.700%, 4/25/37(l)	477,420	469,209
Series 2007-HY1 2A1
3.464%, 3/25/37(l)	266,525	259,437
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
3.762%, 3/25/36(l)	711,401	700,902
Series 2006-AR7 2A3A
3.648%, 11/25/36(l)	1,441,474	1,360,812
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1
6.500%, 6/25/36	5,920,931	3,101,819
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,688,976	1,766,443
Series 4444 CZ
3.000%, 2/15/45	548,393	500,287
Series 4471 GA
3.000%, 2/15/44	711,874	705,599
Series 4483 CA
3.000%, 6/15/44	432,380	423,969
Series 4673 NT
3.500%, 9/15/43	2,550,908	2,551,919
Series 4750 PA
3.000%, 7/15/46	1,981,813	1,966,843
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA3 A6
6.000%, 7/25/36	4,055,000	3,406,616
First Horizon Mortgage Pass-Through Trust,
Series 2006-2 1A3
6.000%, 8/25/36	359,609	318,249
FNMA,
Series 2013-18 CD
1.500%, 10/25/27	1,207,922	1,159,991
Series 2015-42 CA
3.000%, 3/25/44	1,217,767	1,201,874
Series 2015-9 HA
3.000%, 1/25/45	506,860	504,360
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
2.112%, 4/25/47(l)	5,509,247	5,098,766
RALI Trust,
Series 2007-QS8 A10
6.000%, 6/25/37	2,193,559	2,005,175
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	469,216	458,929
SG Residential Mortgage Trust,
Series 2017-1 A1
3.709%, 4/25/47(l)§	1,669,793	1,652,216
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	391,440	388,009
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	481,449	481,582
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR16 6A3
3.488%, 10/25/35(l)	1,022,443	1,029,543

Total Collateralized Mortgage Obligations		38,891,746

Commercial Mortgage-Backed Securities (2.2%)
BBCMS Mortgage Trust,
Series 2017-C1 XA
1.522%, 2/15/50 IO(l)	993,098	99,763
CFCRE Commercial Mortgage Trust,
Series 2016-C3 XA
1.070%, 1/10/48 IO(l)	981,610	65,071
Series 2016-C7 A3
3.839%, 12/10/54	92,000	93,193

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Commercial Mortgage Trust,
Series 2015-GC35 XA
0.887%, 11/10/48 IO(l)	$837,259	$37,766
Series 2016-P4 A4
2.902%, 7/10/49	89,000	85,171
Series 2016-P4 XA
2.005%, 7/10/49 IO(l)	989,438	116,328
Series 2016-P6 A5
3.720%, 12/10/49(l)	73,000	73,791
Series 2016-SMPL D
3.520%, 9/10/31§	91,000	89,847
COMM Mortgage Trust,
Series 2012-CR4 D
4.574%, 10/15/45(l)§	128,000	66,945
Series 2013-CR10 XA
0.877%, 8/10/46 IO(l)	2,091,936	60,503
Series 2015-CR22 D
4.122%, 3/10/48(l)§	140,000	116,654
Series 2015-CR23 D
4.254%, 5/10/48(l)	140,000	114,707
Series 2015-CR26 B
4.493%, 10/10/48(l)	100,000	104,523
Series 2015-CR26 XA
1.038%, 10/10/48 IO(l)	1,276,878	71,900
Series 2015-LC23 C
4.646%, 10/10/48(l)	64,000	63,359
Series 2016-DC2 XA
1.058%, 2/10/49 IO(l)	983,059	60,200
Series 2016-GCT E
3.461%, 8/10/29(l)§	180,000	173,821
Commercial Mortgage Pass-Through Certificates,
Series 2016-CR28 C
4.647%, 2/10/49(l)	73,000	72,209
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.937%, 4/15/50 IO(l)	1,516,813	69,850
Series 2015-C2 AS
3.849%, 6/15/57(l)	140,000	141,546
Series 2015-C4 C
4.583%, 11/15/48(l)	64,000	63,306
DBCG Mortgage Trust,
Series 2017-BBG B
2.627%, 6/15/34(l)§	350,000	350,314
FHLMC Multifamily Structured Pass-Through Certificates,
Series K050 A2
3.334%, 8/25/25(l)	50,000	50,758
Series K722 X1
1.311%, 3/25/23 IO(l)	991,315	51,062
FNMA ACES,
Series 2016-M3 A2
2.702%, 2/25/26	67,000	64,645
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 AM
5.606%, 12/10/49(l)	85,700	86,995
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA
1.548%, 2/10/46 IO(l)	1,352,009	78,226
GS Mortgage Securities Trust,
Series 2014-GC20 XA
1.004%, 4/10/47 IO(l)	1,702,223	78,768
Series 2014-GC26 D
4.510%, 11/10/47(l)§	375,000	323,180
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM
5.372%, 5/15/47	68,815	68,889
Series 2007-C1 AM
5.752%, 2/15/51(l)	87,030	87,481
Series 2007-LD11 AM
5.947%, 6/15/49(l)	28,440	28,931
Series 2007-LDPX AM
5.464%, 1/15/49(l)	74,587	74,503
Series 2015-JP1 XA
1.135%, 1/15/49 IO(l)	983,772	49,860
Series 2016-JP2 B
3.460%, 8/15/49	28,000	27,013
Series 2016-JP2 C
3.793%, 8/15/49(l)	22,000	21,136
Series 2016-JP2 XA
1.855%, 8/15/49 IO(l)	291,108	33,824
Series 2016-WPT E
6.777%, 10/15/33(l)§	92,000	92,217
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 XA
1.064%, 8/15/47 IO(l)	1,410,115	71,240
Series 2015-C27 D
3.844%, 2/15/48(l)§	347,000	281,840
Series 2015-C28 C
4.240%, 10/15/48(l)	400,000	384,226
Series 2015-C32 C
4.667%, 11/15/48(l)	105,000	104,352
Series 2016-C1 C
4.747%, 3/15/49(l)	66,000	67,574
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.701%, 6/15/49 IO(l)	989,747	87,007
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	389,050
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.549%, 3/10/49(l)§	72,000	64,446
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C
4.000%, 12/15/47	125,000	118,163
Series 2015-C20 C
4.462%, 2/15/48(l)	125,000	122,600
Series 2015-C26 D
3.060%, 10/15/48§	100,000	80,860
Series 2016-C32 A4
3.720%, 12/15/49	76,000	77,008
Morgan Stanley Capital I Trust,
Series 2007-HQ11 AJ
5.508%, 2/12/44(l)	23,580	23,555
Series 2015-UBS8 XA
0.954%, 12/15/48 IO(l)	1,077,155	59,726
Series 2015-XLF2 AFSC
4.740%, 8/15/26(l)§	65,000	64,712
Series 2016-UB11 XA
1.660%, 8/15/49 IO(l)	974,533	90,349
Series 2017-PRME D
5.177%, 2/15/34(l)§	73,000	72,747
MSCG Trust,
Series 2016-SNR C
5.205%, 11/15/34§	92,000	91,161

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
PFP Ltd.,
Series 2017-3 A
2.827%, 1/14/35(l)§	$71,948	$71,983
Series 2017-3 AS
3.077%, 1/14/35(l)§	65,000	65,021
Series 2017-3 B
3.527%, 1/14/35(l)§	37,000	37,014
Series 2017-3 C
4.277%, 1/14/35(l)§	39,000	39,021
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
2.015%, 10/10/48 IO(l)	636,203	72,900
Sutherland Commercial Mortgage Loans LLC,
Series 2015-SBC4 A
4.000%, 6/25/39§	18,046	18,132
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 D
3.938%, 8/15/50§	150,000	122,570
Series 2015-C28 C
4.132%, 5/15/48(l)	140,000	135,355
Series 2015-C30 XA
0.953%, 9/15/58 IO(l)	7,251,650	396,066
Series 2015-C31 C
4.610%, 11/15/48(l)	105,000	107,680
Series 2015-C31 XA
1.091%, 11/15/48 IO(l)	1,224,873	75,016
Series 2015-LC22 C
4.542%, 9/15/58(l)	50,000	49,686
Series 2015-P2 A4
3.809%, 12/15/48	66,000	67,191
Series 2015-P2 XA
1.019%, 12/15/48 IO(l)	988,319	53,543
Series 2016-C32 C
4.721%, 1/15/59(l)	51,000	49,946
Series 2016-NXS6 XA
1.652%, 11/15/49 IO(l)	986,947	91,481
Series 2017-RC1 XA
1.563%, 1/15/60 IO(l)	1,219,754	118,311
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.111%, 8/15/47 IO(l)	2,857,350	141,181

Total Commercial Mortgage-Backed Securities		7,370,968

Corporate Bonds (26.0%)
Consumer Discretionary (1.6%)
Automobiles (0.2%)
Ford Motor Co.
7.450%, 7/16/31	500,000	603,169
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 2.593%, 8/7/20(k)	65,000	65,286

		668,455

Hotels, Restaurants & Leisure (0.6%)
1011778 BC ULC
5.000%, 10/15/25§	260,000	247,325
Caesars Resort Collection LLC
5.250%, 10/15/25§	270,000	258,849
Constellation Merger Sub, Inc.
8.500%, 9/15/25§	95,000	91,437
Eldorado Resorts, Inc.
6.000%, 4/1/25	250,000	253,750
GLP Capital LP
5.375%, 4/15/26	215,000	218,763
Gohl Capital Ltd.
4.250%, 1/24/27(m)	400,000	393,500
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	230,000	220,553
Viking Cruises Ltd.
5.875%, 9/15/27§	335,000	314,900

		1,999,077

Household Durables (0.1%)
Newell Brands, Inc.
5.500%, 4/1/46	295,000	310,281
Tempur Sealy International, Inc.
5.500%, 6/15/26	265,000	254,731

		565,012

Leisure Products (0.0%)
Hasbro, Inc.
3.500%, 9/15/27	50,000	46,919

Media (0.4%)
Cengage Learning, Inc.
9.500%, 6/15/24§	230,000	177,100
Charter Communications Operating LLC
4.908%, 7/23/25	590,000	600,620
Omnicom Group, Inc.
3.600%, 4/15/26	620,000	596,445

		1,374,165

Multiline Retail (0.2%)
SACI Falabella
3.750%, 4/30/23(m)	600,000	594,750

Specialty Retail (0.1%)
Beacon Escrow Corp.
4.875%, 11/1/25§	265,000	252,412
PetSmart, Inc.
7.125%, 3/15/23§	90,000	51,300
5.875%, 6/1/25§	60,000	43,200

		346,912

Total Consumer Discretionary		5,595,290

Consumer Staples (2.4%)
Beverages (0.7%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	285,000	305,849
Becle SAB de CV
3.750%, 5/13/25(m)	200,000	196,000
Coca-Cola Femsa SAB de CV
4.625%, 2/15/20	500,000	515,145
3.875%, 11/26/23	300,000	307,857
Embotelladora Andina SA
5.000%, 10/1/23(m)	800,000	841,000
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	200,000	194,190

		2,360,041

Food & Staples Retailing (0.1%)
CVS Health Corp.
5.050%, 3/25/48	295,000	309,605
Sysco Corp.
3.250%, 7/15/27	175,000	167,469

		477,074

Food Products (1.2%)
B&G Foods, Inc.
5.250%, 4/1/25	270,000	251,181
Grupo Bimbo SAB de CV
4.875%, 6/30/20(m)	1,000,000	1,035,610

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
JBS USA LUX SA
6.750%, 2/15/28(b)§	$90,000	$86,400
Kraft Heinz Foods Co.
2.000%, 7/2/18	125,000	124,779
2.800%, 7/2/20	1,110,000	1,103,407
MARB BondCo plc
7.000%, 3/15/24§	200,000	188,500
Marfrig Holdings Europe BV
8.000%, 6/8/23§	200,000	200,500
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	265,000	257,342
Post Holdings, Inc.
5.500%, 3/1/25§	265,000	262,681
Smithfield Foods, Inc.
4.250%, 2/1/27§	620,000	612,250

		4,122,650

Household Products (0.1%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	280,000	268,100

Personal Products (0.1%)
Coty, Inc.
6.500%, 4/15/26(b)§	255,000	255,000

Tobacco (0.2%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 2.719%, 8/15/22(k)§	360,000	362,237
Reynolds American, Inc.
4.000%, 6/12/22	195,000	198,255

		560,492

Total Consumer Staples		8,043,357

Energy (4.7%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
4.080%, 12/15/47	520,000	490,679
Delek & Avner Tamar Bond Ltd.
5.412%, 12/30/25§	60,000	60,825
Nabors Industries, Inc.
5.750%, 2/1/25§	140,000	131,950
USA Compression Partners LP
6.875%, 4/1/26(b)§	130,000	131,794

		815,248

Oil, Gas & Consumable Fuels (4.5%)
APT Pipelines Ltd.
4.250%, 7/15/27§	500,000	496,914
Bharat Petroleum Corp. Ltd.
4.625%, 10/25/22(m)	200,000	206,309
BPRL International Singapore Pte. Ltd.
4.375%, 1/18/27(m)(x)	500,000	492,500
Canadian Natural Resources Ltd.
2.950%, 1/15/23	625,000	605,966
Cheniere Energy Partners LP
5.250%, 10/1/25§	270,000	266,301
CNOOC Finance 2012 Ltd.
3.875%, 5/2/22(m)	400,000	403,772
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	700,000	676,539
CNPC General Capital Ltd.
3.950%, 4/19/22(m)	400,000	407,431
3.400%, 4/16/23(m)	200,000	197,771
CNPC HK Overseas Capital Ltd.
4.500%, 4/28/21(m)	500,000	517,500
Cosan Overseas Ltd.
8.250%, 5/5/18(m)(y)	300,000	302,250
Ecopetrol SA
7.625%, 7/23/19	1,000,000	1,055,000
Enable Midstream Partners LP
4.400%, 3/15/27	190,000	185,988
Energy Transfer Partners LP
4.750%, 1/15/26	585,000	591,888
4.200%, 4/15/27	10,000	9,655
Extraction Oil & Gas, Inc.
5.625%, 2/1/26§	110,000	104,225
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	278,400	298,932
GNL Quintero SA
4.634%, 7/31/29(m)	500,000	506,250
Gulfport Energy Corp.
6.375%, 5/15/25	270,000	259,875
Hess Infrastructure Partners LP
5.625%, 2/15/26§	265,000	260,707
Indian Oil Corp. Ltd.
5.625%, 8/2/21(m)	200,000	212,551
5.750%, 8/1/23(m)	900,000	973,363
Indigo Natural Resources LLC
6.875%, 2/15/26§	135,000	128,250
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	450,000	543,625
MEG Energy Corp.
7.000%, 3/31/24§	160,000	132,496
NGL Energy Partners LP
7.500%, 11/1/23	220,000	220,275
ONGC Videsh Vankorneft Pte. Ltd.
3.750%, 7/27/26(m)(x)	700,000	669,119
Peabody Energy Corp.
6.000%, 3/31/22§	215,000	219,838
Petroleos Mexicanos
5.350%, 2/12/28§	465,000	457,095
Phillips 66
5.875%, 5/1/42	69,000	82,941
QEP Resources, Inc.
5.625%, 3/1/26	130,000	122,850
Reliance Holding USA, Inc.
5.400%, 2/14/22(m)	900,000	947,849
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	590,000	611,528
Sanchez Energy Corp.
6.125%, 1/15/23(x)	170,000	123,998
Sinopec Group Overseas Development 2016 Ltd.
2.750%, 5/3/21(m)	300,000	295,207
2.750%, 9/29/26(m)	700,000	634,783
Sunoco LP
5.500%, 2/15/26§	115,000	110,837
Transportadora de Gas del Peru SA
4.250%, 4/30/28(m)	200,000	198,750
Transportadora de Gas Internacional SA ESP
5.700%, 3/20/22(m)	700,000	711,375
Williams Partners LP
3.750%, 6/15/27	80,000	76,430

		15,318,933

Total Energy		16,134,181

Financials (8.3%)
Banks (4.6%)
Banco de Costa Rica
5.250%, 8/12/18(m)	200,000	201,740
Banco de Credito del Peru
2.250%, 10/25/19(m)	800,000	789,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
5.375%, 9/16/20(m)	$100,000	$104,843
Banco de Credito e Inversiones SA
4.000%, 2/11/23(m)	200,000	202,250
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23§	200,000	208,877
Banco del Estado de Chile
4.125%, 10/7/20(m)	200,000	203,750
2.668%, 1/8/21(m)	500,000	488,750
2.668%, 1/8/21§	300,000	293,250
3.875%, 2/8/22(m)	150,000	150,937
Banco Internacional del Peru SAA
5.750%, 10/7/20(m)	700,000	732,375
Banco Santander Chile
2.500%, 12/15/20(m)(x)	500,000	488,668
3.875%, 9/20/22(m)	150,000	150,937
Bancolombia SA
6.125%, 7/26/20(x)	600,000	633,150
Bank of America Corp.
2.503%, 10/21/22	120,000	115,186
(ICE LIBOR USD 3 Month + 1.02%), 2.881%, 4/24/23(k)	105,000	102,701
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	235,000	222,747
BBVA Banco Continental SA
5.000%, 8/26/22(m)	100,000	104,020
BDO Unibank, Inc.
2.625%, 10/24/21(m)(x)	150,000	145,269
2.950%, 3/6/23(m)	1,250,000	1,198,438
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 2.985%, 5/17/24(k)	600,000	604,626
DBS Group Holdings Ltd.
(ICE LIBOR USD 3 Month + 0.62%), 2.365%, 7/25/22(k)(m)	500,000	501,814
(ICE LIBOR USD 3 Month + 0.62%), 2.365%, 7/25/22(k)§	600,000	602,177
Global Bank Corp.
5.125%, 10/30/19(m)	500,000	510,625
4.500%, 10/20/21(m)	600,000	603,510
Industrial Senior Trust
5.500%, 11/1/22(m)	200,000	198,100
Itau CorpBanca
3.875%, 9/22/19(m)	700,000	705,250
Malayan Banking Bhd.
(USD Swap Semi 5 Year + 2.54%), 3.905%, 10/29/26(k)(m)	1,000,000	1,000,203
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 2.757%, 3/2/23(k)	920,000	917,077
Oversea-Chinese Banking Corp. Ltd. (USD Swap Semi 5 Year + 2.20%), 4.000%, 10/15/24(k)(m)	1,100,000	1,107,260
Royal Bank of Scotland Group plc (ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23(k)	560,000	550,167
Santander Holdings USA, Inc.
3.400%, 1/18/23	620,000	605,393
Union Bank of the Philippines
3.369%, 11/29/22(m)	500,000	486,250
United Overseas Bank Ltd.
(USD Swap Semi 5 Year + 2.00%), 3.750%, 9/19/24(k)(m)	300,000	301,364
(USD Swap Semi 5 Year + 2.24%), 3.500%, 9/16/26(k)(m)	600,000	594,441

		15,825,145

Capital Markets (0.5%)
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)	300,000	312,375
Morgan Stanley
2.750%, 5/19/22	580,000	565,902
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	50,000	48,382
S&P Global, Inc.
4.400%, 2/15/26	30,000	31,497
Temasek Financial I Ltd.
2.375%, 1/23/23(m)	800,000	774,821

		1,732,977

Consumer Finance (1.0%)
Ally Financial, Inc.
4.125%, 3/30/20	180,000	180,900
American Express Co.
2.500%, 8/1/22	630,000	608,595
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 2.487%, 1/30/23(k)(x)	175,000	173,167
Discover Financial Services
4.100%, 2/9/27	620,000	613,614
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 2.686%, 1/5/23(k)	550,000	551,705
Synchrony Financial
3.000%, 8/15/19	235,000	234,530
3.950%, 12/1/27	1,035,000	970,275

		3,332,786

Diversified Financial Services (1.3%)
CK Hutchison International 17 II Ltd.
2.750%, 3/29/23(m)	400,000	385,232
CK Hutchison International 17 Ltd.
2.875%, 4/5/22(m)	200,000	196,250
2.875%, 4/5/22§	200,000	196,250
3.500%, 4/5/27§	300,000	289,673
Fondo MIVIVIENDA SA
3.375%, 4/2/19(m)(x)	500,000	500,125
3.500%, 1/31/23(m)	150,000	146,813
3.500%, 1/31/23§	150,000	146,812
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	375,060	318,801
Petronas Capital Ltd.
3.500%, 3/18/25(m)	500,000	491,556
Petronas Global Sukuk Ltd.
2.707%, 3/18/20(m)	200,000	198,500
SPARC EM SPC Panama Metro Line 2 SP
(Zero Coupon), 12/5/22(m)	500,000	449,375
(Zero Coupon), 12/5/22(x)§	1,000,000	898,750
Travelport Corporate Finance plc
6.000%, 3/15/26(b)§	100,000	100,380

		4,318,517

Insurance (0.9%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	250,000	257,500
Athene Global Funding
3.000%, 7/1/22§	620,000	603,301
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	215,000	272,141

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
New York Life Global Funding
2.300%, 6/10/22§	$940,000	$908,026
NFP Corp.
6.875%, 7/15/25§	220,000	218,350
Nuveen Finance LLC
2.950%, 11/1/19§	905,000	902,855

		3,162,173

Total Financials		28,371,598

Health Care (1.0%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	206,000	212,181

Health Care Equipment & Supplies (0.3%)
Avantor, Inc.
6.000%, 10/1/24§	130,000	129,187
9.000%, 10/1/25§	120,000	117,900
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	680,000	673,115

		920,202

Health Care Providers & Services (0.3%)
Anthem, Inc.
2.300%, 7/15/18	160,000	159,911
Centene Corp.
4.750%, 1/15/25	270,000	263,925
NVA Holdings, Inc.
6.875%, 4/1/26(b)§	220,000	221,386
Tenet Healthcare Corp.
8.125%, 4/1/22	255,000	265,838
Universal Hospital Services, Inc.
7.625%, 8/15/20	230,000	231,725

		1,142,785

Pharmaceuticals (0.3%)
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	180,000	191,250
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	595,000	505,750
Valeant Pharmaceuticals International, Inc.
5.500%, 11/1/25§	265,000	257,977

		954,977

Total Health Care		3,230,145

Industrials (2.2%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.
4.700%, 5/15/46	555,000	603,130
TransDigm, Inc.
6.375%, 6/15/26	230,000	231,725

		834,855

Airlines (0.2%)
Delta Air Lines, Inc.
3.625%, 3/15/22	610,000	605,059
Guanay Finance Ltd.
6.000%, 12/15/20(m)	146,705	149,688

		754,747

Building Products (0.2%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	255,000	256,275
Owens Corning
4.400%, 1/30/48	325,000	298,797

		555,072

Commercial Services & Supplies (0.2%)
Garda World Security Corp.
8.750%, 5/15/25§	245,000	256,638
GFL Environmental, Inc.
5.375%, 3/1/23§	130,000	127,725
Prime Security Services Borrower LLC
9.250%, 5/15/23§	170,000	184,229

		568,592

Construction & Engineering (0.1%)
Aeropuerto Internacional de Tocumen SA
5.750%, 10/9/23	194,154	205,165
Mexico City Airport Trust
4.250%, 10/31/26§	250,000	240,625

		445,790

Machinery (0.1%)
BlueLine Rental Finance Corp.
9.250%, 3/15/24§	210,000	225,162

Road & Rail (0.4%)
CSX Corp.
3.800%, 11/1/46	330,000	302,847
Lima Metro Line 2 Finance Ltd.
5.875%, 7/5/34§	500,000	516,250
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	600,000	603,543

		1,422,640

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.250%, 3/1/25	405,000	386,350

Transportation Infrastructure (0.7%)
Adani Ports & Special Economic Zone Ltd.
3.500%, 7/29/20(m)	200,000	198,985
3.950%, 1/19/22(m)	400,000	399,000
4.000%, 7/30/27§	250,000	233,516
ENA Norte Trust
4.950%, 4/25/23(m)	504,410	519,543
Korea Expressway Corp.
(ICE LIBOR USD 3 Month + 0.70%), 2.445%, 4/20/20(k)§	250,000	249,992
PSA International Pte. Ltd.
3.875%, 2/11/21(m)	200,000	204,598
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	217,153
3.625%, 4/28/26§	225,000	218,590

		2,241,377

Total Industrials		7,434,585

Information Technology (1.1%)
Communications Equipment (0.2%)
Axiata SPV2 Bhd.
Series 2
3.466%, 11/19/20(m)	600,000	601,599
CB Escrow Corp.
8.000%, 10/15/25§	55,000	51,219
Riverbed Technology, Inc.
8.875%, 3/1/23§	95,000	90,250

		743,068

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.875%, 1/12/28	545,000	524,290

Internet Software & Services (0.5%)
Alibaba Group Holding Ltd.
3.125%, 11/28/21	800,000	796,608
2.800%, 6/6/23	200,000	193,381
GTT Communications, Inc.
7.875%, 12/31/24(x)§	215,000	216,344

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Tencent Holdings Ltd.
(ICE LIBOR USD 3 Month + 0.61%), 2.344%, 1/19/23(k)§	$400,000	$400,440

		1,606,773

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.350%, 4/1/47	290,000	307,650

Software (0.2%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	195,000	215,597
Solera LLC
10.500%, 3/1/24§	105,000	117,075
Sophia LP
9.000%, 9/30/23§	195,000	204,262

		536,934

Total Information Technology		3,718,715

Materials (0.9%)
Chemicals (0.5%)
Grupo Idesa SA de CV
7.875%, 12/18/20(m)	200,000	193,000
Hexion, Inc.
10.375%, 2/1/22§	230,000	222,525
Mosaic Co. (The)
4.050%, 11/15/27	620,000	602,041
Platform Specialty Products Corp.
5.875%, 12/1/25§	265,000	258,375
UPL Corp. Ltd.
3.250%, 10/13/21(m)	400,000	393,843

		1,669,784

Construction Materials (0.2%)
Inversiones CMPC SA
4.500%, 4/25/22(m)	750,000	768,750

Containers & Packaging (0.2%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	220,000	217,800
Plastipak Holdings, Inc.
6.250%, 10/15/25§	255,000	254,057
WestRock Co.
3.750%, 3/15/25(b)§	300,000	299,188

		771,045

Total Materials		3,209,579

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)
3.375%, 10/15/26	300,000	279,664
Boston Properties LP (REIT)
4.125%, 5/15/21	65,000	66,976
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	300,000	289,371
3.650%, 9/1/27	555,000	529,510
3.800%, 2/15/28	85,000	81,819
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	300,000	288,779
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	265,000	257,792
Simon Property Group LP (REIT)
2.750%, 6/1/23	220,000	213,517

		2,007,428

Real Estate Management & Development (0.2%)
Celulosa Arauco y Constitucion SA
4.750%, 1/11/22	500,000	515,625
Kennedy-Wilson, Inc.
5.875%, 4/1/24(b)§	210,000	208,698

		724,323

Total Real Estate		2,731,751

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
5.250%, 3/1/37	885,000	935,474
Cincinnati Bell, Inc.
7.000%, 7/15/24§	140,000	125,825
Frontier Communications Corp.
8.500%, 4/15/20	55,000	55,103
Level 3 Financing, Inc.
5.375%, 1/15/24	275,000	267,960
SingTel Group Treasury Pte. Ltd.
4.500%, 9/8/21(m)	588,000	614,055
Sprint Capital Corp.
6.875%, 11/15/28	65,000	60,775
Telesat Canada
8.875%, 11/15/24§	210,000	230,475

		2,289,667

Wireless Telecommunication Services (0.7%)
America Movil SAB de CV
5.000%, 3/30/20	1,100,000	1,135,002
Bharti Airtel International Netherlands BV
5.125%, 3/11/23(m)	700,000	713,771
Bharti Airtel Ltd.
4.375%, 6/10/25(m)	400,000	387,000
Digicel Group Ltd.
7.125%, 4/1/22(m)(x)	250,000	197,247
Sprint Corp.
7.125%, 6/15/24	130,000	126,750

		2,559,770

Total Telecommunication Services		4,849,437

Utilities (1.6%)
Electric Utilities (1.3%)
American Electric Power Co., Inc.
3.200%, 11/13/27	75,000	71,213
Celeo Redes Operacion Chile SA
5.200%, 6/22/47§	250,000	250,312
Duke Energy Corp.
3.150%, 8/15/27	300,000	283,024
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	331,739
Edison International
4.125%, 3/15/28	300,000	301,877
Engie Energia Chile SA
5.625%, 1/15/21(m)	300,000	315,375
ITC Holdings Corp.
3.250%, 6/30/26	600,000	574,149
NextEra Energy Operating Partners LP
4.500%, 9/15/27§	275,000	259,875
Southern Co. (The)
2.450%, 9/1/18	95,000	94,961
1.850%, 7/1/19	835,000	824,448
SP PowerAssets Ltd.
Series 21
2.700%, 9/14/22(m)	700,000	683,550
Virginia Electric & Power Co.
Series A
3.500%, 3/15/27	300,000	295,669

		4,286,192

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	$500,000	$492,250

Multi-Utilities (0.2%)
Ameren Corp.
3.650%, 2/15/26	350,000	344,326
DTE Energy Co.
2.850%, 10/1/26	300,000	276,994

		621,320

Total Utilities		5,399,762

Total Corporate Bonds		88,718,400

Foreign Government Securities (3.4%)
Banco Latinoamericano de Comercio Exterior SA
3.250%, 5/7/20(m)	1,150,000	1,142,812
Export-Import Bank of India
(ICE LIBOR USD 3 Month + 1.00%), 2.892%, 8/21/22(k)(m)	400,000	399,960
4.000%, 1/14/23(m)	500,000	501,839
Malaysia Sovereign Sukuk Bhd.
3.043%, 4/22/25(m)	800,000	784,000
Malaysia Sukuk Global Bhd.
3.179%, 4/27/26(m)	250,000	244,688
Perusahaan Penerbit SBSN Indonesia III
4.150%, 3/29/27(m)	200,000	198,000
4.150%, 3/29/27§	400,000	396,000
Republic of Chile
2.250%, 10/30/22	450,000	432,225
3.125%, 3/27/25	200,000	197,100
3.125%, 1/21/26	800,000	785,000
Republic of Costa Rica
9.995%, 8/1/20(m)	200,000	223,500
Republic of Indonesia
4.875%, 5/5/21(m)	900,000	937,800
Republic of Panama
5.200%, 1/30/20	800,000	833,000
4.000%, 9/22/24	300,000	307,500
Republic of Philippines
4.000%, 1/15/21	600,000	613,500
4.200%, 1/21/24	1,000,000	1,039,600
State of Israel
4.000%, 6/30/22	400,000	413,500
3.150%, 6/30/23	400,000	398,500
2.875%, 3/16/26	400,000	384,000
United Mexican States
4.000%, 10/2/23(x)	350,000	359,100
3.750%, 1/11/28	780,000	753,870
Wakala Global Sukuk Bhd.
4.646%, 7/6/21(m)	250,000	263,125

Total Foreign Government Securities		11,608,619

Mortgage-Backed Securities (3.5%)
FHLMC
3.000%, 7/1/45	776,609	760,652
3.000%, 8/1/45	1,181,810	1,157,527
4.000%, 4/1/47	2,720,730	2,795,019
FNMA
3.000%, 4/1/45	1,020,197	991,903
3.000%, 9/1/46	2,328,161	2,274,504
3.500%, 12/1/46	3,836,493	3,851,479

Total Mortgage-Backed Securities		11,831,084

Municipal Bond (0.0%)
North Texas Municipal Water District, Revenue Bonds
5.000%, 9/1/35	60,000	69,005

Total Municipal Bond		69,005

U.S. Treasury Obligations (34.8%)
U.S. Treasury Bonds
2.750%, 11/15/42	3,345,000	3,228,970
3.625%, 8/15/43	2,770,000	3,100,723
3.375%, 5/15/44	1,500,000	1,613,408
2.875%, 8/15/45	4,630,000	4,547,438
2.875%, 11/15/46	2,770,000	2,716,764
2.750%, 8/15/47	3,000,000	2,867,402
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/22 TIPS	4,610,000	4,631,913
0.375%, 7/15/27 TIPS	1,560,000	1,542,093
U.S. Treasury Notes
0.750%, 8/31/18	315,000	313,511
1.125%, 1/15/19	4,650,000	4,614,785
1.125%, 1/31/19	815,000	808,462
0.750%, 2/15/19	4,800,000	4,743,750
2.000%, 5/31/21	3,840,000	3,789,600
1.125%, 6/30/21	4,380,000	4,201,720
1.250%, 10/31/21	3,980,000	3,814,270
1.750%, 11/30/21	3,880,000	3,780,916
2.000%, 12/31/21	3,880,000	3,811,721
1.875%, 1/31/22	885,000	864,967
1.250%, 7/31/23	11,000,000	10,266,846
1.875%, 8/31/24	4,660,000	4,445,977
2.125%, 9/30/24	3,950,000	3,821,818
2.250%, 10/31/24	4,490,000	4,375,031
2.250%, 2/15/27	30,000,000	28,837,794
2.250%, 8/15/27	4,240,000	4,065,721
2.250%, 11/15/27	7,960,000	7,625,042

Total U.S. Treasury Obligations		118,430,642

Total Long-Term Debt Securities (90.2%) (Cost $311,893,586)		307,292,487

	Number of Shares	Value (Note 1)
COMMON STOCK:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
SandRidge Energy, Inc.*	108	1,567

Total Common Stocks (0.0%) (Cost $2,197)		1,567

INVESTMENT COMPANY:
DoubleLine Floating Rate Fund*‡
Total Investment Companies (2.4%) (Cost $8,283,621)	832,579	8,275,836

SHORT-TERM INVESTMENTS:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares	8,290,531	8,289,702

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $250,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $255,210.(xx)	$250,000	$250,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $300,045, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $306,015.(xx)	300,000	300,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $200,029, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $204,010.(xx)	200,000	200,000
Deutsche Bank Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,124,731, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/18-11/15/47; total market value $1,147,054.(xx)	1,124,563	1,124,563
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $100,016, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $102,052.(xx)	100,000	100,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $400,062, collateralized by various Common Stocks; total market value $444,927.(xx)	400,000	400,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $400,062, collateralized by various Common Stocks; total market value $444,927.(xx)	400,000	400,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $500,075, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $510,010.(xx)	500,000	500,000

Total Repurchase Agreements		3,274,563

U.S. Treasury Obligations (3.5%)
U.S. Treasury Bills 1.38%, 4/12/18(p)	9,250,000	9,245,735
1.61%, 6/7/18(p)	1,090,000	1,086,688
1.84%, 9/6/18(p)	1,540,000	1,527,609

Total U.S. Treasury Obligations		11,860,032

Total Short-Term Investments (6.9%) (Cost $23,426,153)		23,424,297

Total Investments in Securities (99.5%) (Cost $343,605,557)		338,994,187
Other Assets Less Liabilities (0.5%)		1,825,829

Net Assets (100%)		$340,820,016

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2018, the market value of these securities amounted to $50,917,121 or 14.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2018, the market value of these securities amounted to $2,810,395 or 0.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2018. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2018.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $36,815,942 or 10.8% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $3,180,189. This was secured by cash collateral of $3,274,563 which was subsequently invested in joint repurchase agreements with a total value of $3,274,563, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2018.

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Glossary:

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	0.3%
Belgium	0.1
Brazil	0.2
Canada	0.6
Cayman Islands	5.3
Chile	2.4
China	1.3
Colombia	0.7
Costa Rica	0.1
Dominican Republic	0.1
Guatemala	0.1
Hong Kong	0.3
India	2.0
Indonesia	0.4
Ireland	0.1
Israel	0.6
Jamaica	0.1
Japan	0.3
Malaysia	1.2
Mexico	1.7
Panama	1.2
Peru	1.0
Philippines	1.0
Singapore	1.6
South Korea	0.1
United Arab Emirates	0.1
United Kingdom	0.3
United States	76.3
Cash and Other	0.5

100.0%

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund	832,579	7,064,003	1,200,000	—	—	11,833	8,275,836	73,519	—

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$30,372,023	$—	$30,372,023
Collateralized Mortgage Obligations	—	38,891,746	—	38,891,746
Commercial Mortgage-Backed Securities	—	7,370,968	—	7,370,968
Common Stocks
Energy	1,567	—	—	1,567
Corporate Bonds
Consumer Discretionary	—	5,595,290	—	5,595,290
Consumer Staples	—	8,043,357	—	8,043,357
Energy	—	16,134,181	—	16,134,181
Financials	—	28,371,598	—	28,371,598
Health Care	—	3,230,145	—	3,230,145
Industrials	—	7,434,585	—	7,434,585
Information Technology	—	3,718,715	—	3,718,715
Materials	—	3,209,579	—	3,209,579
Real Estate	—	2,731,751	—	2,731,751
Telecommunication Services	—	4,849,437	—	4,849,437
Utilities	—	5,399,762	—	5,399,762
Foreign Government Securities	—	11,608,619	—	11,608,619
Investment Companies	8,275,836	—	—	8,275,836
Mortgage-Backed Securities	—	11,831,084	—	11,831,084
Municipal Bonds	—	69,005	—	69,005
Short-Term Investments
Investment Company	8,289,702	—	—	8,289,702
Repurchase Agreements	—	3,274,563	—	3,274,563
U.S. Treasury Obligations	—	11,860,032	—	11,860,032
U.S. Treasury Obligations	—	118,430,642	—	118,430,642

Total Assets	$16,567,105	$322,427,082	$—	$338,994,187

Total Liabilities	$—	$—	$—	$—

Total	$16,567,105	$322,427,082	$—	$338,994,187

(a)	A security with a market value of $498,029 transferred from Level 3 to Level 2 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$829,374
Aggregate gross unrealized depreciation	(5,494,925)

Net unrealized depreciation	$(4,665,551)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$343,659,738

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.0%)
Auto Components (1.1%)
Adient plc(x)	107,500	$6,424,200

Household Durables (1.2%)
Whirlpool Corp.	49,100	7,517,701

Multiline Retail (1.7%)
Target Corp.	143,500	9,963,205

Total Consumer Discretionary		23,905,106

Consumer Staples (10.6%)
Food & Staples Retailing (3.7%)
CVS Health Corp.	166,000	10,326,860
Walmart, Inc.	131,100	11,663,967

		21,990,827

Food Products (1.3%)
Tyson Foods, Inc., Class A	109,100	7,985,029

Tobacco (5.6%)
Altria Group, Inc.	261,200	16,277,984
Philip Morris International, Inc.	171,300	17,027,220

		33,305,204

Total Consumer Staples		63,281,060

Energy (15.4%)
Oil, Gas & Consumable Fuels (15.4%)
BP plc (ADR)(x)	550,100	22,301,054
Chevron Corp.	136,500	15,566,460
ConocoPhillips	310,200	18,391,758
Occidental Petroleum Corp.	218,800	14,213,248
Phillips 66	224,200	21,505,264

Total Energy		91,977,784

Financials (27.8%)
Banks (16.0%)
Bank of America Corp.	900,400	27,002,996
Citigroup, Inc.	148,400	10,017,000
JPMorgan Chase & Co.	250,200	27,514,494
KeyCorp	541,500	10,586,325
Wells Fargo & Co.	391,300	20,508,033

		95,628,848

Capital Markets (1.8%)
State Street Corp.	109,700	10,940,381

Consumer Finance (3.9%)
American Express Co.	248,700	23,198,736

Insurance (6.1%)
Loews Corp.	381,900	18,991,887
XL Group Ltd.	310,500	17,158,230

		36,150,117

Total Financials		165,918,082

Health Care (11.3%)
Health Care Providers & Services (1.0%)
Cardinal Health, Inc.	93,616	5,867,851

Pharmaceuticals (10.3%)
Johnson & Johnson	135,900	17,415,585
Merck & Co., Inc.	267,500	14,570,725
Pfizer, Inc.	575,700	20,431,593
Sanofi (ADR)	229,400	9,194,352

		61,612,255

Total Health Care		67,480,106

Industrials (13.8%)
Aerospace & Defense (4.5%)
Raytheon Co.	42,700	9,215,514
United Technologies Corp.	142,300	17,904,186

		27,119,700

Airlines (1.1%)
Southwest Airlines Co.	117,300	6,718,944

Building Products (2.7%)
Johnson Controls International plc	462,400	16,294,976

Industrial Conglomerates (1.8%)
General Electric Co.	802,900	10,823,092

Machinery (2.0%)
Stanley Black & Decker, Inc.	76,100	11,658,520

Road & Rail (1.7%)
Norfolk Southern Corp.	74,100	10,061,298

Total Industrials		82,676,530

Information Technology (6.0%)
IT Services (2.3%)
International Business Machines Corp.	89,800	13,778,014

Semiconductors & Semiconductor Equipment (1.8%)
QUALCOMM, Inc.	191,400	10,605,474

Software (1.9%)
Oracle Corp.	254,700	11,652,525

Total Information Technology		36,036,013

Materials (4.9%)
Chemicals (4.9%)
Celanese Corp.	89,000	8,918,690
DowDuPont, Inc.	319,000	20,323,490

Total Materials		29,242,180

Telecommunication Services (3.1%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	269,600	9,611,240
Verizon Communications, Inc.	188,700	9,023,634

Total Telecommunication Services		18,634,874

Utilities (3.0%)
Electric Utilities (3.0%)
Entergy Corp.	229,400	18,072,132

Total Utilities		18,072,132

Total Common Stocks (99.9%) (Cost $591,928,443)		597,223,867

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.4%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $200,029, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $204,000.(xx)	$200,000	$200,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $25,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $25,521.(xx)	25,000	25,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $300,045, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $306,015.(xx)	300,000	300,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $200,029, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $204,010.(xx)	200,000	200,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,015,295, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,035,454.(xx)	1,015,150	1,015,150
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $100,016, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $102,052.(xx)	100,000	100,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $400,062, collateralized by various Common Stocks; total market value $444,927.(xx)	400,000	400,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $400,062, collateralized by various Common Stocks; total market value $444,927.(xx)	400,000	400,000

Total Repurchase Agreements		2,640,150

Total Short-Term Investments (0.4%) (Cost $2,640,150)		2,640,150

Total Investments in Securities (100.3%) (Cost $594,568,593)		599,864,017
Other Assets Less Liabilities (-0.3%)		(1,869,743)

Net Assets (100%)		$597,994,274

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $2,648,372. This was secured by cash collateral of $2,640,150 which was subsequently invested in joint repurchase agreements with a total value of $2,640,150, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$23,905,106	$—	$—	$23,905,106
Consumer Staples	63,281,060	—	—	63,281,060
Energy	91,977,784	—	—	91,977,784
Financials	165,918,082	—	—	165,918,082
Health Care	67,480,106	—	—	67,480,106
Industrials	82,676,530	—	—	82,676,530
Information Technology	36,036,013	—	—	36,036,013
Materials	29,242,180	—	—	29,242,180
Telecommunication Services	18,634,874	—	—	18,634,874
Utilities	18,072,132	—	—	18,072,132
Short-Term Investments
Repurchase Agreements	—	2,640,150	—	2,640,150

Total Assets	$597,223,867	$2,640,150	$—	$599,864,017

Total Liabilities	$—	$—	$—	$—

Total	$597,223,867	$2,640,150	$—	$599,864,017

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,478,773
Aggregate gross unrealized depreciation	(46,552,912)

Net unrealized appreciation	$4,925,861

Federal income tax cost of investments in securities and derivative instruments, if applicable	$594,938,156

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.0%)
Diversified Consumer Services (0.4%)
ServiceMaster Global Holdings, Inc.*	20,021	$1,018,068

Hotels, Restaurants & Leisure (0.3%)
Belmond Ltd., Class A*	38,000	423,700
Dover Motorsports, Inc.	79,000	165,900
Eldorado Resorts, Inc.(x)*	6,000	198,000
Mantra Group Ltd.	1,000	3,021

		790,621

Household Durables (1.6%)
Lennar Corp., Class B	29,060	1,385,872
Nobility Homes, Inc.	10,000	200,000
Sony Corp. (ADR)	42,500	2,054,450

		3,640,322

Internet & Direct Marketing Retail (0.3%)
Yoox Net-A-Porter Group SpA*	13,000	605,013

Media (12.4%)
AH Belo Corp., Class A	72,000	370,800
AMC Networks, Inc., Class A*	3,500	180,950
Beasley Broadcast Group, Inc., Class A	47,000	531,100
Clear Channel Outdoor Holdings, Inc., Class A	405,540	1,987,146
DISH Network Corp., Class A*	20,000	757,800
EW Scripps Co. (The), Class A	180,000	2,158,200
Interpublic Group of Cos., Inc. (The)	75,000	1,727,250
Liberty Broadband Corp., Class A*	250	21,200
Liberty Broadband Corp., Class C*	353	30,249
Liberty Global plc, Class A*	15,000	469,650
Liberty Global plc, Class C*	23,000	699,890
Liberty Latin America Ltd., Class A*	10,000	194,500
Liberty Latin America Ltd., Class C*	15,000	286,350
Liberty Media Corp.-Liberty Braves, Class A*	7,000	159,110
Liberty Media Corp.-Liberty Braves, Class C*	7,000	159,740
Loral Space & Communications, Inc.*	25,000	1,041,250
Madison Square Garden Co. (The), Class A*	1,600	393,280
Salem Media Group, Inc.	12,000	43,200
Sky plc	180,000	3,277,335
Telegraaf Media Groep NV (CVA)(r)*	3,000	22,148
Telenet Group Holding NV*	25,000	1,670,909
Time Warner, Inc.	65,000	6,147,700
Tribune Media Co., Class A	160,000	6,481,600
tronc, Inc.*	2,000	32,840

		28,844,197

Total Consumer Discretionary		34,898,221

Consumer Staples (9.6%)
Beverages (1.2%)
Dr Pepper Snapple Group, Inc.	15,000	1,775,700
National Beverage Corp.(x)	1,000	89,020
Refresco Group NV(m)	33,500	822,360

		2,687,080

Food & Staples Retailing (0.3%)
Rite Aid Corp.(x)*	450,000	756,000

Food Products (7.9%)
Blue Buffalo Pet Products, Inc.*	250,000	9,952,500
GrainCorp Ltd., Class A	52,000	339,934
Mondelez International, Inc., Class A	25,000	1,043,250
Naturex*	13,000	2,144,591
Parmalat SpA	850,000	3,132,024
Premier Foods plc*	1,400,000	742,707
Tootsie Roll Industries, Inc.(x)	39,140	1,152,673

		18,507,679

Personal Products (0.2%)
Avon Products, Inc.*	145,000	411,800

Total Consumer Staples		22,362,559

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Alvopetro Energy Ltd.*	280,000	27,166
EQT Corp.	2,000	95,020
Etablissements Maurel et Prom*	200	951
Gulf Coast Ultra Deep Royalty Trust	600,000	38,400
Noble Energy, Inc.	46,999	1,424,070
Whiting Petroleum Corp.*	11,000	372,240

Total Energy		1,957,847

Financials (1.7%)
Banks (1.3%)
BB&T Corp.	15,000	780,600
Flushing Financial Corp.	62,000	1,671,520
Horizon Bancorp	101	3,031
Sterling Bancorp	30,000	676,500

		3,131,651

Capital Markets (0.0%)
BKF Capital Group, Inc.*	1,200	13,380

Insurance (0.4%)
AmTrust Financial Services, Inc.(x)	51,175	629,964
Aspen Insurance Holdings Ltd.	3,000	134,550
Topdanmark A/S*	1,000	47,360

		811,874

Total Financials		3,956,905

Health Care (4.2%)
Biotechnology (1.1%)
Ablynx NV(x)*	28,000	1,536,805
Grifols SA (ADR)	30,000	636,000
Idorsia Ltd.*	15,000	361,267
Viralytics Ltd.*	55,000	71,576

		2,605,648

Health Care Equipment & Supplies (0.5%)
Cogentix Medical, Inc.*	5,500	21,175
ICU Medical, Inc.*	4,000	1,009,600
Innocoll Holdings plc(r)(x)*	125,000	56,250
NxStage Medical, Inc.*	2,000	49,720

		1,136,745

Health Care Providers & Services (0.3%)
American Medical Alert Corp.(r)*	140,898	1,057
Chemed Corp.	500	136,430
Humana, Inc.	1,000	268,830
Kindred Healthcare, Inc.*	20,000	183,000

		589,317

Life Sciences Tools & Services (0.0%)
Illumina, Inc.*	400	94,568

Pharmaceuticals (2.3%)
Akorn, Inc.*	120,000	2,245,200
Allergan plc	16,500	2,776,785
Depomed, Inc.*	25,000	164,750
Mylan NV*	6,500	267,605

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ocera Therapeutics, Inc.(r)*	16,000	$6,240

		5,460,580

Total Health Care		9,886,858

Industrials (15.2%)
Aerospace & Defense (4.0%)
Harris Corp.	13,000	2,096,640
Orbital ATK, Inc.	45,000	5,967,450
Rockwell Collins, Inc.	9,000	1,213,650

		9,277,740

Air Freight & Logistics (0.0%)
Park-Ohio Holdings Corp.	2,500	97,125

Building Products (0.3%)
Fortune Brands Home & Security, Inc.	5,000	294,450
Ply Gem Holdings, Inc.*	20,000	432,000
USG Corp.*	1,000	40,420

		766,870

Electrical Equipment (2.0%)
General Cable Corp.	130,000	3,848,000
Rockwell Automation, Inc.	4,500	783,900

		4,631,900

Machinery (3.8%)
CIRCOR International, Inc.	6,000	255,960
Fenner plc	300,000	2,566,372
Haldex AB*	30,000	307,722
Mueller Industries, Inc.	18,000	470,880
Mueller Water Products, Inc., Class A	50,000	543,500
Navistar International Corp.*	108,000	3,776,760
SLM Solutions Group AG*	2,400	95,042
Xylem, Inc.	9,500	730,740

		8,746,976

Road & Rail (1.2%)
Hertz Global Holdings, Inc.(x)*	130,000	2,580,500
Student Transportation, Inc.*	30,000	224,700

		2,805,200

Trading Companies & Distributors (3.1%)
Herc Holdings, Inc.*	83,000	5,390,850
Kaman Corp.	30,000	1,863,600

		7,254,450

Transportation Infrastructure (0.8%)
Abertis Infraestructuras SA	82,000	1,839,202
exactEarth Ltd.*	9,101	7,276

		1,846,478

Total Industrials		35,426,739

Information Technology (15.9%)
Communications Equipment (0.2%)
Digi International, Inc.*	50,000	515,000

Electronic Equipment, Instruments & Components (1.3%)
Avigilon Corp.*	5,500	115,178
Axis Communications AB	72,800	2,903,537

		3,018,715

Internet Software & Services (0.1%)
MuleSoft, Inc., Class A*	3,000	131,940

IT Services (10.0%)
Blackhawk Network Holdings, Inc.*	135,000	6,034,500
Business & Decision*	6,000	57,583
CSRA, Inc.	220,000	9,070,600
DST Systems, Inc.	91,872	7,685,093
MoneyGram International, Inc.*	60,000	517,200

		23,364,976

Semiconductors & Semiconductor Equipment (2.5%)
AIXTRON SE*	22,800	440,750
Microsemi Corp.*	35,000	2,265,200
NXP Semiconductors NV*	27,000	3,159,000

		5,864,950

Software (1.8%)
Callidus Software, Inc.*	100,000	3,595,000
Fidessa Group plc	1,000	51,446
Gemalto NV	5,500	336,167
Synchronoss Technologies, Inc.*	5,000	52,750

		4,035,363

Total Information Technology		36,930,944

Materials (5.1%)
Chemicals (1.4%)
A Schulman, Inc.	15,195	653,385
International Flavors & Fragrances, Inc.	4,000	547,640
Linde AG*	5,000	1,052,589
Monsanto Co.	8,000	933,520

		3,187,134

Construction Materials (1.2%)
Vulcan Materials Co.	24,000	2,740,080

Containers & Packaging (0.6%)
Greif, Inc., Class A	4,000	209,000
Myers Industries, Inc.	55,000	1,163,250
Smurfit Kappa Group plc	800	32,492

		1,404,742

Metals & Mining (0.3%)
Alamos Gold, Inc., Class A	8,000	41,680
Osisko Gold Royalties Ltd.(x)	28,000	270,361
Pan American Silver Corp.	30,000	483,642

		795,683

Paper & Forest Products (1.6%)
KapStone Paper and Packaging Corp.	90,000	3,087,900
Norbord, Inc.(x)	21,000	761,369

		3,849,269

Total Materials		11,976,908

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
GGP, Inc. (REIT)	5,000	102,300
Ryman Hospitality Properties, Inc. (REIT)	70,000	5,421,500

Total Real Estate		5,523,800

Telecommunication Services (5.8%)
Diversified Telecommunication Services (1.1%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	57,655
CenturyLink, Inc.	100,000	1,643,000
Cincinnati Bell, Inc.*	49,000	678,650
Koninklijke KPN NV	100,000	300,211

		2,679,516

Wireless Telecommunication Services (4.7%)
Millicom International Cellular SA	47,000	3,252,400
Telephone & Data Systems, Inc.	14,000	392,420
T-Mobile US, Inc.*	70,000	4,272,800
United States Cellular Corp.*	74,000	2,974,060

		10,891,680

Total Telecommunication Services		13,571,196

Utilities (4.7%)
Electric Utilities (2.4%)
PNM Resources, Inc.	22,000	841,500

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Westar Energy, Inc.	88,000	$4,627,920

		5,469,420

Gas Utilities (1.4%)
National Fuel Gas Co.	52,000	2,675,400
WGL Holdings, Inc.	8,000	669,200

		3,344,600

Independent Power and Renewable Electricity Producers (0.0%)
Alerion Cleanpower SpA	11,000	46,581

Multi-Utilities (0.0%)
Avista Corp.	500	25,625

Water Utilities (0.9%)
Severn Trent plc	80,000	2,072,138

Total Utilities		10,958,364

Total Common Stocks (80.4%) (Cost $177,731,372)		187,450,341

PREFERRED STOCK:
Financials (0.3%)
Diversified Financial Services (0.3%)
Steel Partners Holdings LP 6.000%	32,000	653,120

Total Preferred Stock (0.3%) (Cost $586,870)		653,120

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	130,000	—

Total Consumer Discretionary		—

Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Safeway, Inc. (Property Development Centers), CVR(r)*	350,000	2,625

Total Consumer Staples		2,625

Health Care (0.1%)
Biotechnology (0.1%)
Ambit Biosciences Corp., CVR(r)*	20,000	9,000
Chelsea Therapeutics, Inc., CVR(r)(x)*	12,000	—
Dyax Corp., CVR(r)*	116,000	96,570
Tobira Therapeutics, Inc., CVR(r)(x)*	15,000	675

		106,245

Health Care Equipment & Supplies (0.0%)
Synergetics USA, Inc., CVR(r)*	479,184	68,284
Wright Medical Group NV, CVR, expiring 3/1/19*	5,000	6,650

		74,934

Pharmaceuticals (0.0%)
ADOLOR Corp., CVR(r)*	40,000	—
Omthera Pharmaceuticals, Inc., CVR(r)*	100	—

		—

Total Health Care		181,179

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)(x)*	320,000	—

Total Information Technology		—

Total Rights (0.1%) (Cost $30,225)		183,804

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Metals & Mining (0.0%)
Hudbay Minerals, Inc., expiring 7/20/18* (Cost $887)	850	46

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (17.0%)
JPMorgan Prime Money Market Fund, IM Shares	39,564,847	39,560,889

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.9%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $500,073, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $510,000.(xx)	$500,000	500,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $700,105, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $714,036.(xx)	700,000	700,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various Common Stocks; total market value $220,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $500,073, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $510,025.(xx)	500,000	500,000

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,140,686, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,163,336.(xx)	$1,140,524	$1,140,524
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $204,103.(xx)	200,000	200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,000,154, collateralized by various Common Stocks; total market value $1,112,317.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $800,123, collateralized by various Common Stocks; total market value $889,854.(xx)	800,000	800,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $800,123, collateralized by various Common Stocks; total market value $889,854.(xx)	800,000	800,000

Total Repurchase Agreements		6,840,524

Total Short-Term Investments (19.9%) (Cost $46,414,761)		46,401,413

Total Investments in Securities (100.7%) (Cost $224,764,115)		234,688,724
Other Assets Less Liabilities (-0.7%)		(1,632,483)

Net Assets (100%)		$233,056,241

*	Non-income producing.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $822,360 or 0.4% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $6,686,557. This was secured by cash collateral of $6,840,524 which was subsequently invested in joint repurchase agreements with a total value of $6,840,524, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $73,101 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 5.250%, maturing 6/30/18-5/15/44.

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

CVR — Contingent Value Right

Country Diversification

As a Percentage of Total Net Assets

Australia	0.2%
Belgium	1.4
Bermuda	0.1
Canada	0.8
Chile	0.2
China	0.0	#
Colombia	1.4
Denmark	0.0	#
France	0.9
Germany	0.7
Ireland	0.0	#
Italy	1.6
Japan	0.9
Netherlands	2.0
Spain	1.1
Sweden	1.4
Switzerland	0.1
United Kingdom	4.6
United States	83.3
Cash and Other	(0.7)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$28,953,895	$5,922,178	$22,148		$34,898,221
Consumer Staples	15,180,943	7,181,616	—		22,362,559
Energy	1,956,896	951	—		1,957,847
Financials	3,896,165	60,740	—		3,956,905
Health Care	7,853,663	1,969,648	63,547		9,886,858
Industrials	30,618,401	4,808,338	—		35,426,739
Information Technology	33,141,461	3,789,483	—		36,930,944
Materials	10,891,827	1,085,081	—		11,976,908
Real Estate	5,523,800	—	—		5,523,800
Telecommunication Services	9,960,930	3,610,266	—		13,571,196
Utilities	8,839,645	2,118,719	—		10,958,364
Preferred Stocks
Financials	653,120	—	—		653,120
Rights
Consumer Discretionary	—	—	—	(b)	—	(b)
Consumer Staples	—	—	2,625		2,625
Health Care	6,650	—	174,529		181,179
Information Technology	—	—	—	(b)	—	(b)
Short-Term Investments
Investment Company	39,560,889	—	—		39,560,889
Repurchase Agreements	—	6,840,524	—		6,840,524
Warrants
Materials	46	—	—		46

Total Assets	$197,038,331	$37,387,544	$262,849		$234,688,724

Total Liabilities	$—	$—	$—		$—

Total	$197,038,331	$37,387,544	$262,849		$234,688,724

(a)	A security with a market value of $22,148 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,077,855
Aggregate gross unrealized depreciation	(17,512,322)

Net unrealized appreciation	$9,565,533

Federal income tax cost of investments in securities and derivative instruments, if applicable	$225,123,191

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.3%)
Auto Components (3.9%)
BorgWarner, Inc.	258,000	$12,959,340
Brembo SpA	1,000,000	15,481,240
Cooper Tire & Rubber Co.	64,500	1,889,850
Dana, Inc.	1,000,000	25,760,000
Gentex Corp.	246,000	5,662,920
Modine Manufacturing Co.*	680,000	14,382,000
SORL Auto Parts, Inc.(x)*	95,000	618,450
Standard Motor Products, Inc.	145,000	6,897,650
Stoneridge, Inc.*	414,000	11,426,400
Strattec Security Corp.(x)	142,000	5,161,700
Superior Industries International, Inc.	700,000	9,310,000
Tenneco, Inc.	404,000	22,167,480

		131,717,030

Automobiles (0.1%)
Thor Industries, Inc.	4,000	460,680
Winnebago Industries, Inc.	100,000	3,760,000

		4,220,680

Distributors (0.1%)
Uni-Select, Inc.	265,000	4,113,789

Diversified Consumer Services (0.1%)
Ascent Capital Group, Inc., Class A*	86,000	316,480
Cambium Learning Group, Inc.*	190,000	2,128,000
Universal Technical Institute, Inc.*	226,000	664,440

		3,108,920

Hotels, Restaurants & Leisure (4.6%)
Belmond Ltd., Class A*	410,000	4,571,500
Biglari Holdings, Inc.*	34,547	14,109,340
Boyd Gaming Corp.	1,220,000	38,869,200
Canterbury Park Holding Corp.‡	323,000	4,667,350
Cheesecake Factory, Inc. (The)(x)	436,500	21,048,030
Churchill Downs, Inc.	42,500	10,372,125
Cracker Barrel Old Country Store, Inc.(x)	6,000	955,200
Denny’s Corp.*	165,000	2,545,950
Dover Downs Gaming & Entertainment, Inc.*	125,150	166,450
Dover Motorsports, Inc.	662,812	1,391,905
Full House Resorts, Inc.*	385,000	1,235,850
Golden Entertainment, Inc.(x)*	131,000	3,043,130
International Speedway Corp., Class A	120,000	5,292,000
Las Vegas Sands Corp.	180,000	12,942,000
Marcus Corp. (The)	635,000	19,272,250
Nathan’s Famous, Inc.	166,000	12,267,400
Penn National Gaming, Inc.*	14,000	367,640
Speedway Motorsports, Inc.	54,000	962,280

		154,079,600

Household Durables (1.8%)
Bassett Furniture Industries, Inc.	296,347	8,994,131
Cavco Industries, Inc.*	160,000	27,800,001
Hunter Douglas NV	15,000	1,199,926
La-Z-Boy, Inc.	350,000	10,482,500
Lennar Corp., Class B	100,000	4,769,000
Nobility Homes, Inc.	124,500	2,490,000
Skyline Corp.*	180,000	3,960,000

		59,695,558

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	635,000	7,493,000
Lands’ End, Inc.(x)*	80,000	1,868,000
Liberty Expedia Holdings, Inc., Class A*	9,600	377,088
Liberty TripAdvisor Holdings, Inc., Class A*	24,000	258,000

		9,996,088

Leisure Products (0.3%)
Brunswick Corp.	60,000	3,563,400
Marine Products Corp.	260,000	3,642,600
Universal Entertainment Corp.(x)*	69,000	3,161,271

		10,367,271

Media (6.3%)
AMC Entertainment Holdings, Inc., Class A(x)	19,000	266,950
AMC Networks, Inc., Class A*	64,000	3,308,800
Beasley Broadcast Group, Inc., Class A	580,000	6,554,000
Clear Channel Outdoor Holdings, Inc., Class A	692,600	3,393,740
Discovery Communications, Inc., Class A*	12,000	257,160
Discovery Communications, Inc., Class C*	35,000	683,200
DISH Network Corp., Class A*	15,000	568,350
Emmis Communications Corp., Class A*	10,000	46,100
EW Scripps Co. (The), Class A	2,328,000	27,912,720
GCI Liberty, Inc., Class A*	14,400	761,184
Gray Television, Inc.*	326,000	4,140,200
Gray Television, Inc., Class A*	12,200	126,270
Grupo Televisa SAB (ADR)	125,000	1,995,000
IMAX Corp.*	55,000	1,056,000
Interpublic Group of Cos., Inc. (The)	880,000	20,266,400
Liberty Global plc, Class A*	97,471	3,051,817
Liberty Global plc, Class C*	238,627	7,261,420
Liberty Latin America Ltd., Class A*	39,149	761,448
Liberty Latin America Ltd., Class C*	95,897	1,830,674
Liberty Media Corp.-Liberty Braves, Class C*	165,000	3,765,300
Liberty Media Corp-Liberty Braves, Class A*	105,000	2,386,650
Live Nation Entertainment, Inc.*	800,000	33,712,000
Loral Space & Communications, Inc.*	75,000	3,123,750
Madison Square Garden Co. (The), Class A*	188,000	46,210,399
Meredith Corp.(x)	60,000	3,228,000
MSG Networks, Inc., Class A*	622,000	14,057,200
Nexstar Media Group, Inc., Class A	44,000	2,926,000
Reading International, Inc., Class A*	107,000	1,781,550
RLJ Entertainment, Inc.*	173,028	771,705
Salem Media Group, Inc.	650,000	2,340,000
Sinclair Broadcast Group, Inc., Class A(x)	180,000	5,634,000
Townsquare Media, Inc., Class A	78,000	618,540
WideOpenWest, Inc.(x)*	140,000	1,001,000
World Wrestling Entertainment, Inc., Class A(x)	29,000	1,044,290

		206,841,817

Multiline Retail (0.1%)
Bon-Ton Stores, Inc. (The)*	40,000	1,612
JC Penney Co., Inc.(x)*	850,000	2,567,000

		2,568,612

Specialty Retail (2.5%)
Aaron’s, Inc.	305,000	14,213,000
AutoNation, Inc.*	423,000	19,787,940
Barnes & Noble Education, Inc.*	22,752	156,761
Barnes & Noble, Inc.	36,000	178,200
Bed Bath & Beyond, Inc.	35,000	734,650
Big 5 Sporting Goods Corp.(x)	136,000	986,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Bowlin Travel Centers, Inc.*	77,200	$154,400
GNC Holdings, Inc., Class A(x)*	135,000	521,100
Monro, Inc.	60,000	3,216,000
O’Reilly Automotive, Inc.*	34,000	8,410,920
Penske Automotive Group, Inc.	468,000	20,746,440
Sally Beauty Holdings, Inc.(x)*	510,000	8,389,500
Tractor Supply Co.	100,000	6,302,000
Vitamin Shoppe, Inc.(x)*	179,980	782,913

		84,579,824

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.(x)	185,000	3,407,700
Movado Group, Inc.	66,501	2,553,638
Wolverine World Wide, Inc.	50,000	1,445,000

		7,406,338

Total Consumer Discretionary		678,695,527

Consumer Staples (5.1%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	12,500	2,363,125
Brown-Forman Corp., Class A	88,000	4,693,040
Brown-Forman Corp., Class B	27,000	1,468,800
Cott Corp.(x)	799,844	11,773,704
Crimson Wine Group Ltd.*	330,000	3,263,700
Davide Campari-Milano SpA	700,000	5,305,324
National Beverage Corp.	34,500	3,071,190

		31,938,883

Food & Staples Retailing (1.2%)
Casey’s General Stores, Inc.	36,000	3,951,720
Ingles Markets, Inc., Class A‡	789,000	26,707,650
Rite Aid Corp.(x)*	50,000	84,000
United Natural Foods, Inc.*	93,200	4,002,008
Village Super Market, Inc., Class A	109,988	2,900,384
Weis Markets, Inc.	76,000	3,114,480

		40,760,242

Food Products (1.8%)
Calavo Growers, Inc.(x)	2,500	230,500
Farmer Brothers Co.*	85,000	2,567,000
Flowers Foods, Inc.	60,000	1,311,600
Hain Celestial Group, Inc. (The)*	340,000	10,903,800
Ingredion, Inc.	32,000	4,125,440
J&J Snack Foods Corp.	45,000	6,145,200
John B Sanfilippo & Son, Inc.	17,000	983,790
Lifeway Foods, Inc.*	205,000	1,227,950
Maple Leaf Foods, Inc.	100,000	2,437,226
Post Holdings, Inc.*	148,000	11,212,479
Rock Field Co. Ltd.	400,000	8,210,141
Tootsie Roll Industries, Inc.(x)	458,350	13,498,407

		62,853,533

Household Products (0.9%)
Church & Dwight Co., Inc.	100,000	5,036,000
Energizer Holdings, Inc.	45,000	2,681,100
Katy Industries, Inc.*	360,000	432
Oil-Dri Corp. of America‡	438,000	17,603,220
WD-40 Co.(x)	42,000	5,531,400

		30,852,152

Personal Products (0.2%)
Avon Products, Inc.*	440,000	1,249,600
Edgewell Personal Care Co.*	30,000	1,464,600
Revlon, Inc., Class A(x)*	22,000	453,200
United-Guardian, Inc.(x)	142,000	2,499,200

		5,666,600

Total Consumer Staples		172,071,410

Energy (0.9%)
Energy Equipment & Services (0.5%)
Dril-Quip, Inc.*	115,000	5,152,000
Oceaneering International, Inc.	120,000	2,224,800
Rowan Cos. plc, Class A*	140,000	1,615,600
RPC, Inc.(x)	475,000	8,564,250

		17,556,650

Oil, Gas & Consumable Fuels (0.4%)
Black Ridge Oil and Gas, Inc.*	455,030	13,423
CNX Resources Corp.*	230,000	3,548,900
CONSOL Energy, Inc.*	28,750	832,888
Navigator Holdings Ltd.*	163,583	1,922,100
ONEOK, Inc.	138,000	7,854,960

		14,172,271

Total Energy		31,728,921

Financials (4.5%)
Banks (2.2%)
Ameris Bancorp	9,000	476,100
Atlantic Capital Bancshares, Inc.*	29,365	531,507
Boston Private Financial Holdings, Inc.	520,000	7,826,000
FCB Financial Holdings, Inc., Class A*	67,019	3,424,671
Fidelity Southern Corp.	37,014	853,913
First Bancorp/PR*	50,000	301,000
First Busey Corp.	19,000	564,680
First Horizon National Corp.	23,417	440,942
Flushing Financial Corp.	610,000	16,445,600
FNB Corp.	36,000	484,200
Hilltop Holdings, Inc.	110,000	2,580,600
Hope Bancorp, Inc.	575,000	10,459,250
Huntington Bancshares, Inc.	250,000	3,775,000
KeyCorp	115,000	2,248,250
Pinnacle Financial Partners, Inc.	7,000	449,400
Renasant Corp.	4,500	191,520
Seacoast Banking Corp. of Florida*	35,000	926,450
ServisFirst Bancshares, Inc.	26,000	1,061,320
South State Corp.	4,000	341,200
State Bank Financial Corp.	40,000	1,200,400
Sterling Bancorp	746,000	16,822,299
Thomasville Bancshares, Inc.	8,206	328,240
Towne Bank	11,000	314,600
Trustmark Corp.	24,000	747,840
United Community Banks, Inc.	23,000	727,950

		73,522,932

Capital Markets (2.1%)
BKF Capital Group, Inc.*	6,600	73,590
Charles Schwab Corp. (The)	98,000	5,117,560
Cohen & Steers, Inc.	441,000	17,931,060
GAM Holding AG*	260,000	4,374,710
Janus Henderson Group plc	520,000	17,206,800
KKR & Co. LP	150,000	3,045,000
Legg Mason, Inc.	50,000	2,032,500
Medallion Financial Corp.(x)*	180,000	837,000
PJT Partners, Inc., Class A	180,064	9,021,206
Pzena Investment Management, Inc., Class A	72,154	803,074
Waddell & Reed Financial, Inc., Class A(x)	480,000	9,700,800
Wright Investors’ Service Holdings, Inc.*	255,000	117,938

		70,261,238

Insurance (0.2%)
Alleghany Corp.	3,295	2,024,580
Argo Group International Holdings Ltd.	71,300	4,092,620

		6,117,200

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	20,000	247,000
Crazy Woman Creek Bancorp, Inc.	14,000	233,100

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
OceanFirst Financial Corp.	4,500	$120,375

		600,475

Total Financials		150,501,845

Health Care (5.9%)
Biotechnology (0.0%)
Achaogen, Inc.(x)*	26,000	336,700
Invitae Corp.(x)*	160,000	750,400
Lexicon Pharmaceuticals, Inc.(x)*	15,200	130,264
OPKO Health, Inc.(x)*	70,000	221,900

		1,439,264

Health Care Equipment & Supplies (3.9%)
Align Technology, Inc.*	1,200	301,356
AngioDynamics, Inc.*	50,000	862,500
Biolase, Inc.(x)*	134,607	54,839
Cantel Medical Corp.	45,000	5,013,450
Cardiovascular Systems, Inc.*	52,000	1,140,360
CONMED Corp.	72,000	4,559,760
Cooper Cos., Inc. (The)	20,000	4,576,200
Cutera, Inc.*	530,263	26,645,715
DexCom, Inc.(x)*	32,000	2,373,120
Heska Corp.*	35,000	2,767,450
ICU Medical, Inc.*	40,000	10,096,000
Integer Holdings Corp.*	30,000	1,696,500
K2M Group Holdings, Inc.*	60,000	1,137,000
Masimo Corp.*	122,000	10,729,900
Meridian Bioscience, Inc.	175,000	2,485,000
Neogen Corp.*	22,000	1,473,780
NuVasive, Inc.*	154,000	8,040,340
Nuvectra Corp.(x)*	35,033	456,130
Orthofix International NV*	60,000	3,526,800
Quidel Corp.*	500,000	25,905,000
STERIS plc	103,000	9,616,080
Surmodics, Inc.*	50,000	1,902,500
Wright Medical Group NV*	216,489	4,295,142

		129,654,922

Health Care Providers & Services (1.8%)
Chemed Corp.	188,000	51,297,680
Henry Schein, Inc.*	20,000	1,344,200
Kindred Healthcare, Inc.*	416,058	3,806,931
Owens & Minor, Inc.	188,000	2,923,400
Patterson Cos., Inc.	56,000	1,244,880

		60,617,091

Health Care Technology (0.0%)
Evolent Health, Inc., Class A(x)*	60,000	855,000
Teladoc, Inc.(x)*	10,000	403,000

		1,258,000

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	22,500	5,626,800

Pharmaceuticals (0.0%)
Melinta Therapeutics, Inc.(x)*	6,000	44,400
Pain Therapeutics, Inc.*	1	7

		44,407

Total Health Care		198,640,484

Industrials (33.8%)
Aerospace & Defense (4.4%)
AAR Corp.	70,000	3,087,700
Aerojet Rocketdyne Holdings, Inc.*	1,658,000	46,374,260
Astronics Corp.*	9,000	335,700
Astronics Corp., Class B*	18,772	694,181
Curtiss-Wright Corp.	425,000	57,404,750
Ducommun, Inc.*	75,020	2,279,108
HEICO Corp.(x)	96,875	8,409,719
Innovative Solutions & Support, Inc.*	88,000	310,640
KLX, Inc.*	54,000	3,837,240
Moog, Inc., Class A*	59,500	4,903,395
Moog, Inc., Class B*	29,500	2,234,330
Sparton Corp.*	55,000	957,550
Textron, Inc.	287,000	16,924,390

		147,752,963

Air Freight & Logistics (0.6%)
Park-Ohio Holdings Corp.	494,000	19,191,900

Building Products (1.4%)
AO Smith Corp.	80,000	5,087,200
Armstrong Flooring, Inc.*	310,000	4,206,700
Fortune Brands Home & Security, Inc.	20,000	1,177,800
Griffon Corp.	1,776,085	32,413,551
Johnson Controls International plc	120,000	4,228,800

		47,114,051

Commercial Services & Supplies (4.1%)
ACCO Brands Corp.	160,000	2,008,000
Casella Waste Systems, Inc., Class A*	174,000	4,068,120
Covanta Holding Corp.	210,000	3,045,000
KAR Auction Services, Inc.	440,000	23,848,000
Kimball International, Inc., Class B	180,000	3,067,200
Loomis AB, Class B	225,000	8,103,660
Matthews International Corp., Class A	34,026	1,721,716
McGrath RentCorp	24,000	1,288,560
Republic Services, Inc.	390,000	25,829,700
Rollins, Inc.	920,000	46,947,600
Team, Inc.(x)*	1,145,000	15,743,750

		135,671,306

Construction & Engineering (0.2%)
Aegion Corp.*	70,000	1,603,700
Layne Christensen Co.(x)*	345,000	5,147,400
Valmont Industries, Inc.	10,000	1,463,000

		8,214,100

Electrical Equipment (1.4%)
AMETEK, Inc.	344,000	26,133,680
AZZ, Inc.	25,000	1,092,500
Rockwell Automation, Inc.	94,000	16,374,800
SGL Carbon SE*	15,000	211,555
Vicor Corp.*	80,000	2,284,000

		46,096,535

Industrial Conglomerates (0.4%)
Raven Industries, Inc.	54,000	1,892,700
Roper Technologies, Inc.	40,000	11,227,600

		13,120,300

Machinery (13.7%)
Actuant Corp., Class A	10,000	232,500
Albany International Corp., Class A	42,000	2,633,400
Altra Industrial Motion Corp.	15,000	689,250
American Railcar Industries, Inc.(x)	5,000	187,050
Astec Industries, Inc.	401,182	22,137,223
Chart Industries, Inc.*	165,000	9,739,950
CIRCOR International, Inc.	548,000	23,377,680
CNH Industrial NV	2,690,000	33,356,000
Crane Co.	555,000	51,470,701
Donaldson Co., Inc.	220,000	9,911,000
Eastern Co. (The)	196,000	5,586,000
EnPro Industries, Inc.	125,600	9,718,928
Federal Signal Corp.	655,000	14,423,100
Fenner plc	350,000	2,994,101
Flowserve Corp.	104,000	4,506,320
Franklin Electric Co., Inc.	260,000	10,595,000
Gorman-Rupp Co. (The)	370,000	10,822,500
Graco, Inc.	450,000	20,574,000
Greenbrier Cos., Inc. (The)(x)	206,000	10,351,500
IDEX Corp.	110,000	15,676,100
Interpump Group SpA	220,000	7,446,187

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Kennametal, Inc.	256,000	$10,280,960
LB Foster Co., Class A*	60,000	1,413,000
Lincoln Electric Holdings, Inc.	106,500	9,579,675
Lindsay Corp.	66,000	6,035,040
LS Starrett Co. (The), Class A	274,000	1,849,500
Lydall, Inc.*	33,000	1,592,250
Middleby Corp. (The)*	4,800	594,192
Mueller Industries, Inc.	1,142,000	29,874,720
Mueller Water Products, Inc., Class A	1,412,000	15,348,440
Navistar International Corp.*	895,000	31,298,150
Nordson Corp.	40,000	5,453,600
Spartan Motors, Inc.	290,000	4,988,000
Standex International Corp.	61,000	5,816,350
Tennant Co.	303,000	20,513,100
Toro Co. (The)	48,000	2,997,600
Trinity Industries, Inc.	108,000	3,524,040
Twin Disc, Inc.*	275,000	5,978,500
Watts Water Technologies, Inc., Class A	342,000	26,573,400
Woodward, Inc.	100,000	7,166,000

		457,305,007

Road & Rail (1.1%)
Hertz Global Holdings, Inc.(x)*	1,780,000	35,333,000

Trading Companies & Distributors (6.1%)
GATX Corp.(x)	840,000	57,531,600
Herc Holdings, Inc.*	912,779	59,284,996
Kaman Corp.	1,000,070	62,124,349
Lawson Products, Inc.*	55,000	1,388,750
Rush Enterprises, Inc., Class B*‡	500,000	20,190,000
Titan Machinery, Inc.*	5,000	117,800
United Rentals, Inc.*	27,000	4,663,710

		205,301,205

Transportation Infrastructure (0.4%)
BBA Aviation plc	2,150,000	9,680,798
Macquarie Infrastructure Corp.	80,000	2,954,400

		12,635,198

Total Industrials		1,127,735,565

Information Technology (5.3%)
Communications Equipment (0.2%)
Communications Systems, Inc.	360,000	1,321,200
EchoStar Corp., Class A*	30,000	1,583,100
Plantronics, Inc.	40,000	2,414,800

		5,319,100

Electronic Equipment, Instruments & Components (2.1%)
Badger Meter, Inc.	110,500	5,210,075
Bel Fuse, Inc., Class A‡	156,000	2,574,000
Belden, Inc.	12,000	827,280
CTS Corp.	970,000	26,384,000
Daktronics, Inc.	130,000	1,145,300
Itron, Inc.*	85,000	6,081,750
Littelfuse, Inc.	71,500	14,884,870
Park Electrochemical Corp.	755,000	12,714,200
Trans-Lux Corp.*	27,555	21,217

		69,842,692

Internet Software & Services (0.9%)
CommerceHub, Inc., Series A*	27,712	623,520
CommerceHub, Inc., Series C*	70,000	1,574,300
comScore, Inc.(x)*	580,000	13,960,600
Gogo, Inc.(x)*	420,000	3,624,600
Internap Corp.*	215,000	2,365,000
Pandora Media, Inc.(x)*	710,000	3,571,300
Stamps.com, Inc.*	14,500	2,915,225

		28,634,545

IT Services (0.2%)
Blackhawk Network Holdings, Inc.*	65,000	2,905,500
Edgewater Technology, Inc.*	600,000	3,330,000
Steel Connect, Inc.*	549,000	1,163,880

		7,399,380

Semiconductors & Semiconductor Equipment (0.4%)
Cypress Semiconductor Corp.	810,000	13,737,600

Software (0.6%)
FalconStor Software, Inc.*	180,000	16,200
Fortinet, Inc.*	26,000	1,393,080
Take-Two Interactive Software, Inc.*	78,000	7,626,840
Tyler Technologies, Inc.*	53,000	11,180,880

		20,217,000

Technology Hardware, Storage & Peripherals (0.9%)
Diebold Nixdorf, Inc.(x)	1,190,000	18,326,000
NCR Corp.*	95,000	2,994,400
Stratasys Ltd.(x)*	395,000	7,971,100
TransAct Technologies, Inc.	84,000	1,096,200

		30,387,700

Total Information Technology		175,538,017

Materials (8.7%)
Chemicals (5.0%)
A Schulman, Inc.	108,440	4,662,920
Albemarle Corp.	28,000	2,596,720
Ashland Global Holdings, Inc.	58,000	4,047,820
Core Molding Technologies, Inc.	235,000	4,190,050
Ferro Corp.*	1,930,000	44,814,600
FMC Corp.	30,000	2,297,100
GCP Applied Technologies, Inc.*	105,325	3,059,691
HB Fuller Co.	270,000	13,427,100
Huntsman Corp.	138,000	4,036,500
Minerals Technologies, Inc.	177,000	11,850,150
NewMarket Corp.	15,500	6,226,040
Olin Corp.	120,000	3,646,800
OMNOVA Solutions, Inc.*	600,000	6,300,000
Platform Specialty Products Corp.*	65,000	625,950
Quaker Chemical Corp.	5,000	740,650
Scotts Miracle-Gro Co. (The)	83,000	7,117,250
Sensient Technologies Corp.(x)	245,000	17,292,100
Takasago International Corp.	40,000	1,176,636
Tredegar Corp.	1,275,084	22,887,758
Valvoline, Inc.	164,720	3,645,254

		164,641,089

Containers & Packaging (1.5%)
Greif, Inc., Class A	212,030	11,078,568
Myers Industries, Inc.‡	1,540,000	32,571,000
Sonoco Products Co.	155,000	7,517,500

		51,167,068

Metals & Mining (1.7%)
Allegheny Technologies, Inc.(x)*	675,000	15,984,000
Ampco-Pittsburgh Corp.	398,425	3,545,983
Barrick Gold Corp.	24,000	298,800
Century Aluminum Co.*	52,000	860,080
Haynes International, Inc.	53,500	1,985,385
Kinross Gold Corp.*	45,000	177,750
Materion Corp.	459,000	23,431,949
TimkenSteel Corp.*	800,003	12,152,046

		58,435,993

Paper & Forest Products (0.5%)
Louisiana-Pacific Corp.	540,000	15,535,800

Total Materials		289,779,950

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Ryman Hospitality Properties, Inc. (REIT)	700,000	54,215,000

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Seritage Growth Properties (REIT), Class A(x)	38,000	$1,350,900

		55,565,900

Real Estate Management & Development (1.1%)
Capital Properties, Inc., Class A	65,070	920,741
Griffin Industrial Realty, Inc.‡	320,122	12,014,179
Gyrodyne LLC(x)	2,078	41,581
St Joe Co. (The)*	759,932	14,324,718
Tejon Ranch Co.*	352,059	8,136,083

		35,437,302

Total Real Estate		91,003,202

Telecommunication Services (1.5%)
Diversified Telecommunication Services (0.9%)
Cincinnati Bell, Inc.*	1,330,000	18,420,500
Consolidated Communications Holdings, Inc.(x)	25,000	274,000
Iridium Communications, Inc.(x)*	602,151	6,774,199
New Ulm Telecom, Inc.	3,200	53,760
Verizon Communications, Inc.	102,781	4,914,987
Windstream Holdings, Inc.(x)	650,000	916,500

		31,353,946

Wireless Telecommunication Services (0.6%)
Rogers Communications, Inc., Class B	200,000	8,936,000
Shenandoah Telecommunications Co.	140,000	5,040,000
United States Cellular Corp.*	100,000	4,019,000
VEON Ltd. (ADR)	550,000	1,452,000

		19,447,000

Total Telecommunication Services		50,800,946

Utilities (6.4%)
Electric Utilities (3.6%)
El Paso Electric Co.	726,000	37,026,000
Great Plains Energy, Inc.	200,000	6,358,000
Otter Tail Corp.	395,000	17,123,250
PNM Resources, Inc.	1,272,000	48,654,000
Westar Energy, Inc.	260,000	13,673,400

		122,834,650

Gas Utilities (1.4%)
Chesapeake Utilities Corp.	6,000	422,100
National Fuel Gas Co.	182,000	9,363,900
Northwest Natural Gas Co.	32,000	1,844,800
ONE Gas, Inc.	40,000	2,640,800
Southwest Gas Holdings, Inc.*	472,600	31,961,938

		46,233,538

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	240,000	2,728,800
Ormat Technologies, Inc.	84,000	4,735,920

		7,464,720

Multi-Utilities (1.0%)
Black Hills Corp.	310,000	16,833,000
NorthWestern Corp.	280,000	15,064,000

		31,897,000

Water Utilities (0.2%)
Cadiz, Inc.(x)*	10,000	135,000
SJW Group	108,000	5,692,680
York Water Co. (The)	43,500	1,348,500

		7,176,180

Total Utilities		215,606,088

Total Common Stocks (95.1%) (Cost $1,555,992,242)		3,182,101,955

PREFERRED STOCK:
Financials (0.1%)
Diversified Financial Services (0.1%)
Steel Partners Holdings LP 6.000%	173,000	3,530,930

Total Preferred Stock (0.1%) (Cost $4,152,000)		3,530,930

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc. 6.000%, 3/1/27	$2,000,000	1,995,000

Total Industrials		1,995,000

Total Long-Term Debt Securities (0.1%) (Cost $2,000,000)		1,995,000

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	877,500	—

Total Consumer Discretionary		—

Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi, CVR, expiring 12/31/20*	50,000	21,130

Total Health Care		21,130

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)*	490,000	—

Total Information Technology		—

Total Rights (0.0%) (Cost $335,269)		21,130

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares	59,109,964	59,104,053

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.8%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $7,501,094, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $7,650,003.(xx)	$7,500,000	7,500,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $7,000,992, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $7,145,893.(xx)	7,000,000	7,000,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $3,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $3,062,526.(xx)	$3,000,000	$3,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $10,701,605, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $10,914,547.(xx)	10,700,000	10,700,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $400,064, collateralized by various Common Stocks; total market value $440,001. (xx)	400,000	400,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $4,000,583, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $4,080,204.(xx)	4,000,000	4,000,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $20,006,000, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $20,401,044.(xx)	20,000,000	20,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $980,855, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,000,331.(xx)	980,715	980,715
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $2,900,459, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $2,959,497.(xx)	2,900,000	2,900,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $7,001,079, collateralized by various Common Stocks; total market value $7,786,220.(xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $12,701,958, collateralized by various Common Stocks; total market value $14,126,428.(xx)	12,700,000	12,700,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $12,004,387, collateralized by various Common Stocks; total market value $13,347,806.(xx)	12,000,000	12,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $20,004,833, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $20,400,387.(xx)	20,000,000	20,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $10,001,500, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $10,200,194.(xx)	10,000,000	10,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $25,008,264, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $25,500,000.(xx)	25,000,000	25,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $18,005,950, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $18,360,009.(xx)	18,000,000	18,000,000

Total Repurchase Agreements		161,180,715

Total Short-Term Investments (6.6%) (Cost $220,293,618)		220,284,768

Total Investments in Securities (101.9%) (Cost $1,782,773,129)		3,407,933,783
Other Assets Less Liabilities (-1.9%)		(64,395,346)

Net Assets (100%)		$3,343,538,437

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $161,739,686. This was secured by cash collateral of $161,180,715 which was subsequently invested in joint repurchase agreements with a total value of $161,180,715, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,306,745 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Bel Fuse, Inc., Class A	156,000	3,366,186	30,006	—	—	(822,192)	2,574,000	9,252	—
Canterbury Park Holding Corp.	323,000	5,313,350	—	—	—	(646,000)	4,667,350	22,610	—
Griffin Industrial Realty, Inc.	320,122	11,748,477	—	—	—	265,702	12,014,179	—	—
Ingles Markets, Inc., Class A	789,000	27,134,012	162,334	(7,556)	228	(581,368)	26,707,650	129,396	—
Myers Industries, Inc.	1,540,000	30,030,000	—	—	—	2,541,000	32,571,000	207,900	—
Oil-Dri Corp. of America	438,000	18,177,000	—	—	—	(573,780)	17,603,220	100,740	—
Rush Enterprises, Inc., Class B	500,000	24,105,000	—	—	—	(3,915,000)	20,190,000	—	—

Total		119,874,025	192,340	(7,556)	228	(3,731,638)	116,327,399	469,898	—

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$635,747,375	$42,948,152	$—		$678,695,527
Consumer Staples	152,792,613	19,278,797	—		172,071,410
Energy	31,715,498	13,423	—		31,728,921
Financials	145,374,267	5,127,578	—		150,501,845
Health Care	198,640,484	—	—		198,640,484
Industrials	1,090,474,113	37,261,452	—		1,127,735,565
Information Technology	171,621,600	3,916,417	—		175,538,017
Materials	288,603,314	1,176,636	—		289,779,950
Real Estate	78,026,701	12,976,501	—		91,003,202
Telecommunication Services	50,747,186	53,760	—		50,800,946
Utilities	215,606,088	—	—		215,606,088
Corporate Bonds
Industrials	—	1,995,000	—		1,995,000
Preferred Stocks
Financials	3,530,930	—	—		3,530,930
Rights
Consumer Discretionary	—	—	—	(c)	—	(c)
Health Care	—	21,130	—		21,130
Information Technology	—	—	—	(c)	—	(c)
Short-Term Investments
Investment Company	59,104,053	—	—		59,104,053
Repurchase Agreements	—	161,180,715	—		161,180,715

Total Assets	$3,121,984,222	$285,949,561	$—		$3,407,933,783

Total Liabilities	$—	$—	$—		$—

Total	$3,121,984,222	$285,949,561	$—		$3,407,933,783

(a)	Securities with a market value of $21,751,025 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $20,217,434 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,735,695,744
Aggregate gross unrealized depreciation	(115,574,275)

Net unrealized appreciation	$1,620,121,469

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,787,812,314

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (85.0%)
Consumer Discretionary (13.5%)
Auto Components (0.2%)
Icahn Enterprises LP
6.000%, 8/1/20	$226,000	$230,661
6.375%, 12/15/25(x)	234,000	235,170

		465,831

Distributors (0.9%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	778,000	793,560
LKQ Corp.
4.750%, 5/15/23	550,000	547,250
Univar USA, Inc.
6.750%, 7/15/23§	426,000	439,313

		1,780,123

Diversified Consumer Services (0.1%)
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	200,000	193,500

Hotels, Restaurants & Leisure (3.0%)
1011778 BC ULC
4.625%, 1/15/22§	640,000	641,600
5.000%, 10/15/25§	1,055,000	1,003,569
Boyd Gaming Corp.
6.875%, 5/15/23	150,000	158,250
Boyne USA, Inc.
7.250%, 5/1/25(b)§	401,000	411,546
Caesars Resort Collection LLC
5.250%, 10/15/25§	925,000	886,797
Eldorado Resorts, Inc.
7.000%, 8/1/23	326,000	344,908
International Game Technology plc
6.250%, 2/15/22§	975,000	1,021,313
LTF Merger Sub, Inc.
8.500%, 6/15/23§	600,000	627,780
MGM Resorts International
8.625%, 2/1/19	235,000	244,659
Scientific Games International, Inc.
10.000%, 12/1/22	98,000	105,536
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	116,000	123,250
Station Casinos LLC
5.000%, 10/1/25§	825,000	782,719

		6,351,927

Household Durables (0.3%)
American Greetings Corp.
7.875%, 2/15/25§	394,000	397,940
William Lyon Homes, Inc.
6.000%, 9/1/23(b)§	215,000	214,204

		612,144

Internet & Direct Marketing Retail (0.4%)
Netflix, Inc.
5.500%, 2/15/22	775,000	804,063

Media (7.8%)
Altice Financing SA
6.625%, 2/15/23§	625,000	618,750
Altice Luxembourg SA
7.750%, 5/15/22(x)§	810,000	752,247
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26(x)	900,000	882,000
6.125%, 5/15/27	375,000	369,412
AMC Networks, Inc.
5.000%, 4/1/24	500,000	492,500
Cable One, Inc.
5.750%, 6/15/22§	50,000	51,000
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	843,000	857,331
5.125%, 12/15/21§	347,000	347,000
7.500%, 4/1/28(b)§	291,000	297,926
Cinemark USA, Inc.
4.875%, 6/1/23	325,000	320,531
CSC Holdings LLC
5.250%, 6/1/24	575,000	546,997
5.375%, 2/1/28§	200,000	188,500
DISH DBS Corp.
7.875%, 9/1/19	432,000	452,250
5.125%, 5/1/20	350,000	349,160
5.875%, 7/15/22(x)	326,000	311,330
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	296,000	288,600
5.625%, 3/15/26(b)§	107,000	108,338
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24(x)§	484,000	462,704
Meredith Corp.
6.875%, 2/1/26§	373,000	382,325
MHGE Parent LLC
8.500%, 8/1/19 PIK(x)§	544,000	537,540
Midcontinent Communications
6.875%, 8/15/23§	350,000	367,938
National CineMedia LLC
6.000%, 4/15/22	253,000	255,530
Quebecor Media, Inc.
5.750%, 1/15/23	766,000	785,150
Sirius XM Radio, Inc.
4.625%, 5/15/23(b)§	650,000	638,820
6.000%, 7/15/24§	715,000	735,092
Tribune Media Co.
5.875%, 7/15/22	888,000	901,320
Unitymedia GmbH
6.125%, 1/15/25§	1,050,000	1,099,875
UPC Holding BV
5.500%, 1/15/28§	625,000	576,375
UPCB Finance IV Ltd.
5.375%, 1/15/25§	150,000	144,750
Ziggo Bond Finance BV
6.000%, 1/15/27§	875,000	818,125
Ziggo Secured Finance BV
5.500%, 1/15/27§	1,310,000	1,231,007

		16,170,423

Multiline Retail (0.2%)
Cumberland Farms, Inc.
6.750%, 5/1/25§	131,000	136,567
Dollar Tree, Inc.
5.750%, 3/1/23	274,000	285,152

		421,719

Specialty Retail (0.6%)
L Brands, Inc.
6.750%, 7/1/36	205,000	196,928
Penske Automotive Group, Inc.
5.750%, 10/1/22	229,000	233,866
Staples, Inc.
8.500%, 9/15/25(x)§	965,000	891,467

		1,322,261

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.0%)
Hanesbrands, Inc.
4.625%, 5/15/24§	$75,000	$73,500

Total Consumer Discretionary		28,195,491

Consumer Staples (5.0%)
Food & Staples Retailing (0.7%)
Fresh Market, Inc. (The)
9.750%, 5/1/23§	294,000	171,806
Rite Aid Corp.
6.750%, 6/15/21	326,000	330,890
6.125%, 4/1/23(x)§	589,000	593,418
US Foods, Inc.
5.875%, 6/15/24§	325,000	331,500

		1,427,614

Food Products (2.4%)
B&G Foods, Inc.
4.625%, 6/1/21	500,000	496,250
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	236,000	225,675
JBS USA LUX SA
5.750%, 6/15/25§	549,000	521,550
6.750%, 2/15/28(b)§	429,000	411,840
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	246,000	243,847
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	455,000	428,200
Pinnacle Foods Finance LLC
4.875%, 5/1/21	150,000	150,750
5.875%, 1/15/24	700,000	722,750
Post Holdings, Inc.
5.500%, 3/1/25§	300,000	297,375
5.000%, 8/15/26§	275,000	261,250
5.750%, 3/1/27§	487,000	483,981
5.625%, 1/15/28§	799,000	763,045

		5,006,513

Household Products (1.1%)
HRG Group, Inc.
7.750%, 1/15/22	1,850,000	1,921,780
Spectrum Brands, Inc.
6.625%, 11/15/22	380,000	392,350

		2,314,130

Personal Products (0.8%)
First Quality Finance Co., Inc.
4.625%, 5/15/21§	198,000	196,515
Prestige Brands, Inc.
5.375%, 12/15/21§	1,000,000	1,001,250
6.375%, 3/1/24§	456,000	467,400

		1,665,165

Total Consumer Staples		10,413,422

Energy (10.0%)
Energy Equipment & Services (0.3%)
Nabors Industries, Inc.
5.750%, 2/1/25§	301,000	283,692
Precision Drilling Corp.
7.750%, 12/15/23	298,000	309,175

		592,867

Oil, Gas & Consumable Fuels (9.7%)
American Midstream Partners LP
8.500%, 12/15/21§	712,000	716,005
Antero Midstream Partners LP
5.375%, 9/15/24	275,000	275,687
Antero Resources Corp.
5.125%, 12/1/22	600,000	606,000
5.625%, 6/1/23	337,000	343,319
Berry Petroleum Co. LLC
7.000%, 2/15/26(b)§	212,000	213,399
Blue Racer Midstream LLC
6.125%, 11/15/22§	705,000	717,337
Callon Petroleum Co.
6.125%, 10/1/24	500,000	512,050
Calumet Specialty Products Partners LP
7.625%, 1/15/22	516,000	510,840
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23(x)	200,000	200,500
Crestwood Midstream Partners LP
6.250%, 4/1/23	340,000	342,975
CrownRock LP
5.625%, 10/15/25§	835,000	824,562
Delek Logistics Partners LP
6.750%, 5/15/25§	485,000	489,268
Endeavor Energy Resources LP
5.500%, 1/30/26§	160,000	158,800
Extraction Oil & Gas, Inc.
7.375%, 5/15/24§	500,000	523,150
5.625%, 2/1/26§	875,000	829,062
Genesis Energy LP
5.625%, 6/15/24	386,000	365,253
6.500%, 10/1/25	578,000	566,440
Gulfport Energy Corp.
6.000%, 10/15/24	750,000	711,600
6.375%, 5/15/25	150,000	144,375
6.375%, 1/15/26	310,000	296,825
Hess Infrastructure Partners LP
5.625%, 2/15/26§	825,000	811,635
Holly Energy Partners LP
6.000%, 8/1/24§	584,000	595,680
Jonah Energy LLC
7.250%, 10/15/25(x)§	350,000	316,750
Oasis Petroleum, Inc.
6.875%, 3/15/22	270,000	273,834
Parsley Energy LLC
6.250%, 6/1/24§	369,000	381,915
5.625%, 10/15/27§	267,000	265,999
PBF Holding Co. LLC
7.000%, 11/15/23	272,000	282,030
PBF Logistics LP
6.875%, 5/15/23§	205,000	207,316
6.875%, 5/15/23(x)	613,000	619,927
PDC Energy, Inc.
6.125%, 9/15/24	100,000	102,000
5.750%, 5/15/26§	479,000	473,611
Range Resources Corp.
5.750%, 6/1/21	245,000	249,288
RSP Permian, Inc.
6.625%, 10/1/22	650,000	679,250
Sanchez Energy Corp.
6.125%, 1/15/23(x)	496,000	361,782
7.250%, 2/15/23(b)§	292,000	294,920
SemGroup Corp.
5.625%, 7/15/22	435,000	420,080
5.625%, 11/15/23	255,000	240,975
SM Energy Co.
6.750%, 9/15/26(x)	299,000	296,399
Southern Star Central Corp.
5.125%, 7/15/22§	315,000	321,340
Southwestern Energy Co.
7.750%, 10/1/27(x)	345,000	351,038

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SRC Energy, Inc.
6.250%, 12/1/25§	$525,000	$527,625
Summit Midstream Holdings LLC
5.500%, 8/15/22(x)	358,000	350,840
Sunoco LP
4.875%, 1/15/23§	475,000	458,969
5.500%, 2/15/26§	275,000	265,045
Targa Resources Partners LP
6.750%, 3/15/24	432,000	456,840
TransMontaigne Partners LP
6.125%, 2/15/26	282,000	282,705
Ultra Resources, Inc.
6.875%, 4/15/22(x)§	800,000	696,000
Whiting Petroleum Corp.
6.625%, 1/15/26§	206,000	207,545

		20,138,785

Total Energy		20,731,652

Financials (8.5%)
Banks (0.1%)
CIT Group, Inc.
5.250%, 3/7/25	287,000	293,831

Capital Markets (1.1%)
Drawbridge Special Opportunities Fund LP
5.000%, 8/1/21§	975,000	990,579
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§	1,379,000	1,387,688

		2,378,267

Consumer Finance (0.9%)
Ally Financial, Inc.
4.625%, 5/19/22	262,000	265,616
Enova International, Inc.
9.750%, 6/1/21	132,000	138,765
8.500%, 9/1/24§	449,000	470,608
Lincoln Finance Ltd.
7.375%, 4/15/21§	575,000	593,687
TMX Finance LLC
8.500%, 9/15/18§	368,000	351,440

		1,820,116

Diversified Financial Services (1.0%)
ASP AMC Merger Sub, Inc.
8.000%, 5/15/25§	675,000	632,813
LoanCore Capital Markets LLC
6.875%, 6/1/20§	450,000	456,750
Oxford Finance LLC
6.375%, 12/15/22§	950,000	971,375

		2,060,938

Insurance (4.3%)
Acrisure LLC
7.000%, 11/15/25§	1,675,000	1,605,990
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	1,450,000	1,493,500
AssuredPartners, Inc.
7.000%, 8/15/25§	1,275,000	1,268,625
Hub Holdings LLC
8.125%, 7/15/19 PIK§	500,000	500,000
HUB International Ltd.
7.875%, 10/1/21§	1,575,000	1,630,125
NFP Corp.
6.875%, 7/15/25§	1,475,000	1,463,937
USIS Merger Sub, Inc.
6.875%, 5/1/25§	879,000	881,747

		8,843,924

Thrifts & Mortgage Finance (1.1%)
Ladder Capital Finance Holdings LLLP
5.250%, 10/1/25§	900,000	851,670
Provident Funding Associates LP
6.375%, 6/15/25§	725,000	727,719
Stearns Holdings LLC
9.375%, 8/15/20§	672,000	683,760

		2,263,149

Total Financials		17,660,225

Health Care (12.0%)
Biotechnology (0.3%)
Sotera Health Topco, Inc.
8.125%, 11/1/21 PIK§	630,000	630,000

Health Care Equipment & Supplies (0.5%)
Greatbatch Ltd.
9.125%, 11/1/23§	659,000	713,368
Sotera Health Holdings LLC
6.500%, 5/15/23§	379,000	380,895

		1,094,263

Health Care Providers & Services (9.6%)
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	700,000	701,750
Centene Corp.
5.625%, 2/15/21	200,000	205,500
6.125%, 2/15/24	455,000	473,518
DaVita, Inc.
5.750%, 8/15/22	750,000	766,875
5.125%, 7/15/24	850,000	827,687
Encompass Health Corp.
5.125%, 3/15/23	100,000	101,130
5.750%, 11/1/24	825,000	839,438
Envision Healthcare Corp.
5.125%, 7/1/22§	600,000	597,000
5.625%, 7/15/22	621,000	623,049
6.250%, 12/1/24§	410,000	423,325
HCA, Inc.
7.500%, 2/15/22	555,000	609,806
5.875%, 5/1/23	1,275,000	1,316,438
7.690%, 6/15/25	254,000	282,892
5.875%, 2/15/26	385,000	391,275
4.500%, 2/15/27	362,000	348,896
LifePoint Health, Inc.
5.500%, 12/1/21	362,000	366,073
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	957,000	988,103
NVA Holdings, Inc.
6.875%, 4/1/26(b)§	1,427,000	1,435,990
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§	638,000	649,994
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	2,160,000	2,251,800
Select Medical Corp.
6.375%, 6/1/21	950,000	964,250
Surgery Center Holdings, Inc.
8.875%, 4/15/21§	1,005,000	1,037,663
6.750%, 7/1/25§	252,000	244,440
Team Health Holdings, Inc.
6.375%, 2/1/25(x)§	1,458,000	1,250,818
Tenet Healthcare Corp.
7.500%, 1/1/22§	610,000	641,263
6.750%, 6/15/23(x)	150,000	147,000
4.625%, 7/15/24§	400,000	384,520
5.125%, 5/1/25(x)§	271,000	260,512

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
7.000%, 8/1/25(x)§	$243,000	$239,063
WellCare Health Plans, Inc.
5.250%, 4/1/25	270,000	271,026
West Street Merger Sub, Inc.
6.375%, 9/1/25§	402,000	383,428

		20,024,522

Health Care Technology (0.3%)
Quintiles IMS, Inc.
4.875%, 5/15/23§	524,000	534,480

Life Sciences Tools & Services (0.1%)
Charles River Laboratories International, Inc.
5.500%, 4/1/26(b)§	228,000	231,135

Pharmaceuticals (1.2%)
Endo Finance LLC
7.250%, 1/15/22§	368,000	317,400
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	397,000	421,812
Valeant Pharmaceuticals International, Inc.
7.500%, 7/15/21§	298,000	299,132
6.125%, 4/15/25§	595,000	510,213
5.500%, 11/1/25§	424,000	412,764
9.250%, 4/1/26(b)§	621,000	617,895

		2,579,216

Total Health Care		25,093,616

Industrials (9.6%)
Aerospace & Defense (2.1%)
Bombardier, Inc.
7.500%, 12/1/24§	437,000	453,388
Spirit AeroSystems, Inc.
5.250%, 3/15/22	328,000	337,477
TransDigm, Inc.
5.500%, 10/15/20	298,000	299,490
6.000%, 7/15/22	1,478,000	1,502,017
6.500%, 5/15/25	500,000	504,375
6.375%, 6/15/26(x)	725,000	730,438
Triumph Group, Inc.
7.750%, 8/15/25	434,000	444,329

		4,271,514

Airlines (0.4%)
Intrepid Aviation Group Holdings LLC
6.875%, 2/15/19§	918,000	904,230

Building Products (1.1%)
Reliance Intermediate Holdings LP
6.500%, 4/1/23§	750,000	780,000
Standard Industries, Inc.
5.500%, 2/15/23§	660,000	680,625
6.000%, 10/15/25§	220,000	226,050
Summit Materials LLC
6.125%, 7/15/23	504,000	515,340

		2,202,015

Commercial Services & Supplies (2.4%)
ACCO Brands Corp.
5.250%, 12/15/24§	340,000	341,700
APX Group, Inc.
8.875%, 12/1/22(b)§	328,000	351,780
Covanta Holding Corp.
6.375%, 10/1/22	276,000	280,140
KAR Auction Services, Inc.
5.125%, 6/1/25§	300,000	298,500
Matthews International Corp.
5.250%, 12/1/25§	238,000	233,835
Multi-Color Corp.
6.125%, 12/1/22§	369,000	380,070
4.875%, 11/1/25§	269,000	252,187
Nielsen Finance LLC
5.000%, 4/15/22§	1,414,000	1,412,869
Prime Security Services Borrower LLC
9.250%, 5/15/23§	1,103,000	1,195,321
Waste Pro USA, Inc.
5.500%, 2/15/26§	200,000	197,260

		4,943,662

Construction & Engineering (0.2%)
AECOM Global II LLC
5.000%, 4/1/22	265,000	269,306
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26(b)§	249,000	249,000

		518,306

Machinery (0.8%)
Novelis Corp.
6.250%, 8/15/24§	250,000	256,250
5.875%, 9/30/26§	388,000	380,240
Shape Technologies Group, Inc.
7.625%, 2/1/20§	364,000	371,462
Welbilt, Inc.
9.500%, 2/15/24	657,000	729,270

		1,737,222

Professional Services (0.5%)
Jaguar Holding Co. II
6.375%, 8/1/23§	1,107,000	1,115,303

Road & Rail (2.0%)
DAE Funding LLC
4.500%, 8/1/22§	300,000	284,730
5.000%, 8/1/24§	1,370,000	1,296,362
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	957,000	980,925
Neovia Logistics Services LLC
8.875%, 8/1/20(x)§	681,000	533,734
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	456,000	442,320
Watco Cos. LLC
6.375%, 4/1/23§	587,000	601,675

		4,139,746

Trading Companies & Distributors (0.1%)
Flexi-Van Leasing, Inc.
10.000%, 2/15/23(b)§	206,000	204,069

Total Industrials		20,036,067

Information Technology (12.2%)
Communications Equipment (1.1%)
CommScope Technologies LLC
6.000%, 6/15/25§	1,301,000	1,350,958
ViaSat, Inc.
5.625%, 9/15/25§	1,025,000	986,870

		2,337,828

Electronic Equipment, Instruments & Components (0.1%)
Itron, Inc.
5.000%, 1/15/26§	231,000	227,102

Internet Software & Services (1.6%)
GTT Communications, Inc.
7.875%, 12/31/24(x)§	388,000	390,425

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Match Group, Inc.
6.375%, 6/1/24	$240,000	$255,312
5.000%, 12/15/27§	230,000	226,274
Rackspace Hosting, Inc.
8.625%, 11/15/24§	562,000	555,312
Zayo Group LLC
6.000%, 4/1/23	1,471,000	1,511,452
5.750%, 1/15/27§	389,000	380,248

		3,319,023

IT Services (1.8%)
Alliance Data Systems Corp.
5.875%, 11/1/21§	300,000	306,000
5.375%, 8/1/22§	1,355,000	1,351,612
Exela Intermediate LLC
10.000%, 7/15/23§	490,000	494,900
First Data Corp.
5.375%, 8/15/23§	600,000	608,250
7.000%, 12/1/23§	537,000	563,689
Gartner, Inc.
5.125%, 4/1/25§	179,000	178,553
Unisys Corp.
10.750%, 4/15/22§	250,000	279,531

		3,782,535

Semiconductors & Semiconductor Equipment (0.4%)
NXP BV
3.875%, 9/1/22§	250,000	247,500
4.625%, 6/1/23§	546,000	555,719

		803,219

Software (6.2%)
Ascend Learning LLC
6.875%, 8/1/25§	972,000	998,730
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	474,000	471,334
Change Healthcare Holdings LLC
5.750%, 3/1/25§	1,320,000	1,310,496
CURO Financial Technologies Corp.
12.000%, 3/1/22§	828,000	917,190
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	1,775,000	1,962,484
HNA Ecotech Panorama Cayman Co. Ltd.
8.000%, 4/15/21§	335,000	353,425
Infor US, Inc.
6.500%, 5/15/22	1,800,000	1,831,500
Informatica LLC
7.125%, 7/15/23§	1,070,000	1,070,000
PTC, Inc.
6.000%, 5/15/24	500,000	524,375
Solera LLC
10.500%, 3/1/24§	460,000	512,900
Sophia LP
9.000%, 9/30/23§	1,901,000	1,991,298
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	950,000	1,000,920

		12,944,652

Technology Hardware, Storage & Peripherals (1.0%)
Dell International LLC
5.875%, 6/15/21§	822,000	844,605
7.125%, 6/15/24§	388,000	413,647
Everi Payments, Inc.
7.500%, 12/15/25§	371,000	376,565
NCR Corp.
4.625%, 2/15/21	210,000	209,475
5.875%, 12/15/21	127,000	129,222

		1,973,514

Total Information Technology		25,387,873

Materials (3.9%)
Chemicals (1.8%)
Blue Cube Spinco, Inc.
10.000%, 10/15/25	488,000	573,400
Huntsman International LLC
4.875%, 11/15/20	284,000	288,970
INEOS Group Holdings SA
5.625%, 8/1/24(x)§	480,000	484,224
Koppers, Inc.
6.000%, 2/15/25§	283,000	288,483
NOVA Chemicals Corp.
4.875%, 6/1/24§	265,000	253,407
Nufarm Australia Ltd.
6.375%, 10/15/19§	728,000	737,100
PQ Corp.
6.750%, 11/15/22§	233,000	244,941
5.750%, 12/15/25§	264,000	261,360
Rayonier AM Products, Inc.
5.500%, 6/1/24§	712,000	697,760

		3,829,645

Containers & Packaging (1.6%)
Ball Corp.
4.375%, 12/15/20	50,000	50,875
Berry Global, Inc.
5.500%, 5/15/22	276,000	283,259
6.000%, 10/15/22	250,000	259,062
5.125%, 7/15/23	357,000	361,034
BWAY Holding Co.
5.500%, 4/15/24§	305,000	306,525
7.250%, 4/15/25§	811,000	828,234
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	273,288	276,541
5.125%, 7/15/23§	625,000	631,062
W/S Packaging Holdings, Inc.
9.000%, 4/15/23(b)§	266,000	269,990

		3,266,582

Metals & Mining (0.5%)
Aleris International, Inc.
7.875%, 11/1/20	264,000	259,380
9.500%, 4/1/21§	678,000	704,272
ArcelorMittal
7.250%, 10/15/39	72,000	85,054

		1,048,706

Total Materials		8,144,933

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Equinix, Inc. (REIT)
5.375%, 4/1/23	475,000	486,305
5.875%, 1/15/26	250,000	260,625
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	175,000	170,240
MPT Operating Partnership LP (REIT)
6.375%, 3/1/24	150,000	157,500
5.500%, 5/1/24	50,000	51,000
Sabra Health Care LP (REIT)
5.125%, 8/15/26	375,000	360,766

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SBA Communications Corp. (REIT)
4.875%, 9/1/24	$255,000	$249,900

		1,736,336

Real Estate Management & Development (0.5%)
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	316,000	314,815
Howard Hughes Corp. (The)
5.375%, 3/15/25§	598,000	590,525

		905,340

Total Real Estate		2,641,676

Telecommunication Services (8.5%)
Diversified Telecommunication Services (5.3%)
Altice France SA
6.000%, 5/15/22§	1,425,000	1,392,937
7.375%, 5/1/26§	725,000	688,750
CCO Holdings LLC
5.250%, 3/15/21	275,000	277,750
5.250%, 9/30/22	352,000	357,280
5.125%, 5/1/23§	1,672,000	1,672,000
5.875%, 4/1/24§	375,000	381,563
5.750%, 2/15/26§	400,000	398,000
5.875%, 5/1/27§	735,000	733,162
CenturyLink, Inc.
Series G
6.875%, 1/15/28(x)	255,000	232,687
Series V
5.625%, 4/1/20	300,000	301,875
Series W
6.750%, 12/1/23(x)	270,000	262,926
Cincinnati Bell, Inc.
7.000%, 7/15/24§	487,000	437,691
Frontier Communications Corp.
8.500%, 4/1/26(b)§	213,000	205,822
Intelsat Jackson Holdings SA
7.250%, 10/15/20	840,000	777,000
Intelsat Luxembourg SA
8.125%, 6/1/23	378,000	181,440
Level 3 Financing, Inc.
5.375%, 8/15/22	889,000	889,000
5.125%, 5/1/23	350,000	343,875
Sprint Capital Corp.
6.900%, 5/1/19	175,000	180,250
8.750%, 3/15/32	312,000	326,430
Virgin Media Finance plc
6.000%, 10/15/24§	600,000	592,125
Windstream Services LLC
7.750%, 10/15/20	119,000	99,663
8.625%, 10/31/25§	380,000	351,500

		11,083,726

Wireless Telecommunication Services (3.2%)
Digicel Ltd.
6.000%, 4/15/21§	720,000	675,900
Hughes Satellite Systems Corp.
7.625%, 6/15/21	900,000	965,880
Sprint Communications, Inc.
7.000%, 8/15/20	135,000	141,034
6.000%, 11/15/22	325,000	319,719
Sprint Corp.
7.875%, 9/15/23	689,000	702,780
7.125%, 6/15/24	1,909,000	1,861,275
7.625%, 3/1/26	445,000	434,988
T-Mobile USA, Inc.
6.000%, 3/1/23	967,000	1,005,680
6.000%, 4/15/24	184,000	191,434
6.375%, 3/1/25	269,000	282,369
5.375%, 4/15/27	56,000	56,385

		6,637,444

Total Telecommunication Services		17,721,170

Utilities (0.5%)
Independent Power and Renewable Electricity Producers (0.4%)
Calpine Corp.
5.750%, 1/15/25(x)	440,000	402,600
NRG Energy, Inc.
6.250%, 7/15/22	200,000	205,940
Talen Energy Supply LLC
4.600%, 12/15/21(x)	252,000	217,980

		826,520

Water Utilities (0.1%)
Core & Main LP
6.125%, 8/15/25§	241,000	235,879

Total Utilities		1,062,399

Total Corporate Bonds		177,088,524

Loan Participations (2.0%)
Industrials (0.6%)
Machinery (0.6%)
Titan Acquisition Ltd.
(ICE LIBOR USD 1 Month + 3.00%), 4.877%, 3/16/25(k)	1,375,000	1,371,992

Information Technology (1.4%)
Internet Software & Services (0.7%)
Asurion Term Loan
(ICE LIBOR USD 1 Month + 6.00%), 7.877%, 8/4/25(k)	1,300,000	1,335,750

Software (0.7%)
SS&C Technologies Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.00%), 0.000%, 2/28/25(k)	394,403	396,252
SS&C Technologies Sunshine Acquisition II
(ICE LIBOR USD 6 Month + 0.00%), 0.000%, 2/28/25(k)	1,105,597	1,110,780

		1,507,032

Total Information Technology		2,842,782

Total Loan Participations		4,214,774

Total Long-Term Debt Securities (87.0%) (Cost $183,020,062)		181,303,298

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares iBoxx $ High Yield Corporate Bond ETF(x)	125,950	10,786,358
SPDR Bloomberg Barclays High Yield Bond ETF(x)	301,905	10,823,293

Total Exchange Traded Funds (10.4%) (Cost $22,305,901)		21,609,651

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	1,173,099	$1,172,982

	Principal Amount	Value (Note 1)
Repurchase Agreements (14.6%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $3,000,438, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $3,060,001.(xx)	$3,000,000	3,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,600,390, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $2,652,133.(xx)	2,600,000	2,600,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $2,000,600, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $2,040,104.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,000,292, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $2,040,102.(xx)	2,000,000	2,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $3,127,332, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $3,189,428.(xx)	3,126,886	3,126,886
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $700,111, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $714,361.(xx)	700,000	700,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $3,100,478, collateralized by various Common Stocks; total market value $3,448,183.(xx)	3,100,000	3,100,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,900,447, collateralized by various Common Stocks; total market value $3,225,720.(xx)	2,900,000	2,900,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $1,000,366, collateralized by various Common Stocks; total market value $1,112,317.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		30,426,886

Total Short-Term Investments (15.2%) (Cost $31,600,065)		31,599,868

Total Investments in Securities (112.6%) (Cost $236,926,028)		234,512,817
Other Assets Less Liabilities (-12.6%)		(26,219,453)

Net Assets (100%)		$208,293,364

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2018, the market value of these securities amounted to $117,837,940 or 56.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2018, the market value of these securities amounted to $6,156,674 or 3.0% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $30,066,843. This was secured by cash collateral of $30,426,886 which was subsequently invested in joint repurchase agreements with a total value of $30,426,886, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $234,463 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/26/18-2/15/46.

Glossary:

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

USD — United States Dollar

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$28,195,491	$—	$28,195,491
Consumer Staples	—	10,413,422	—	10,413,422
Energy	—	20,731,652	—	20,731,652
Financials	—	17,660,225	—	17,660,225
Health Care	—	25,093,616	—	25,093,616
Industrials	—	20,036,067	—	20,036,067
Information Technology	—	25,387,873	—	25,387,873
Materials	—	8,144,933	—	8,144,933
Real Estate	—	2,641,676	—	2,641,676
Telecommunication Services	—	17,721,170	—	17,721,170
Utilities	—	1,062,399	—	1,062,399
Exchange Traded Funds	21,609,651	—	—	21,609,651
Loan Participations
Industrials	—	1,371,992	—	1,371,992
Information Technology	—	2,842,782	—	2,842,782
Short-Term Investments
Investment Company	1,172,982	—	—	1,172,982
Repurchase Agreements	—	30,426,886	—	30,426,886

Total Assets	$22,782,633	$211,730,184	$—	$234,512,817

Total Liabilities	$—	$—	$—	$—

Total	$22,782,633	$211,730,184	$—	$234,512,817

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,716,888
Aggregate gross unrealized depreciation	(4,314,938)

Net unrealized depreciation	$(2,598,050)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$237,110,867

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.9%)
Auto Components (0.4%)
CDTi Advanced Materials, Inc.(x)*	1,725	$1,682
Horizon Global Corp.*	4,281	35,275
Modine Manufacturing Co.*	8,647	182,884
Motorcar Parts of America, Inc.*	3,366	72,133
Shiloh Industries, Inc.*	2,472	21,506
Stoneridge, Inc.*	4,714	130,106
Strattec Security Corp.	625	22,719
Superior Industries International, Inc.	4,346	57,802
Tower International, Inc.	3,481	96,598
Unique Fabricating, Inc.(x)	1,165	9,833
Workhorse Group, Inc.(x)*	5,383	14,211

		644,749

Automobiles (0.1%)
Winnebago Industries, Inc.	5,521	207,590

Distributors (0.1%)
AMCON Distributing Co.	60	5,400
Educational Development Corp.(x)*	539	13,475
Funko, Inc., Class A(x)*	1,795	14,737
VOXX International Corp.*	3,536	17,503
Weyco Group, Inc.	1,045	35,112

		86,227

Diversified Consumer Services (1.9%)
American Public Education, Inc.*	2,762	118,766
Ascent Capital Group, Inc., Class A*	1,921	7,069
Bridgepoint Education, Inc.*	4,540	30,600
Cambium Learning Group, Inc.*	2,496	27,955
Career Education Corp.*	11,829	155,433
Carriage Services, Inc.	2,550	70,533
Chegg, Inc.*	79,234	1,636,974
Collectors Universe, Inc.	1,292	20,297
K12, Inc.*	6,810	96,566
Liberty Tax, Inc., Class A	1,157	11,686
Lincoln Educational Services Corp.*	4,132	7,975
National American University Holdings, Inc.	1,544	2,007
Regis Corp.*	6,212	93,988
RISE Education Cayman Ltd. (ADR)(x)*	31,224	478,039
Universal Technical Institute, Inc.*	3,138	9,226
XpresSpa Group, Inc.*	3,823	2,753

		2,769,867

Hotels, Restaurants & Leisure (1.1%)
Ark Restaurants Corp.	361	8,664
Biglari Holdings, Inc.*	179	73,105
Bravo Brio Restaurant Group, Inc.*	2,257	9,028
Canterbury Park Holding Corp.	441	6,372
Carrols Restaurant Group, Inc.*	6,061	67,883
Century Casinos, Inc.*	4,352	32,466
Chuy’s Holdings, Inc.*	2,928	76,714
Del Frisco’s Restaurant Group, Inc.*	3,683	56,166
Del Taco Restaurants, Inc.*	18,644	193,152
Denny’s Corp.*	11,191	172,677
Diversified Restaurant Holdings, Inc.(x)*	2,603	3,514
Dover Downs Gaming & Entertainment, Inc.*	3,141	4,178
Dover Motorsports, Inc.	2,635	5,534
Drive Shack, Inc.*	10,833	51,782
El Pollo Loco Holdings, Inc.*	3,574	33,953
Empire Resorts, Inc.*	578	9,971
FAT Brands, Inc.(x)	351	2,334
Flanigan’s Enterprises, Inc.	153	3,672
Fogo De Chao, Inc.*	1,657	26,098
Full House Resorts, Inc.*	3,223	10,346
Gaming Partners International Corp.	658	6,475
Golden Entertainment, Inc.(x)*	3,080	71,548
Good Times Restaurants, Inc.*	1,582	4,825
Habit Restaurants, Inc. (The), Class A*	3,531	31,073
Inspired Entertainment, Inc.*	1,723	9,477
J Alexander’s Holdings, Inc.*	2,244	25,694
Jamba, Inc.(x)*	2,213	18,965
Kona Grill, Inc.(x)*	1,299	2,468
Lindblad Expeditions Holdings, Inc.*	3,460	35,534
Luby’s, Inc.*	3,227	8,971
Marcus Corp. (The)	3,271	99,275
Monarch Casino & Resort, Inc.*	1,959	82,846
Nathan’s Famous, Inc.	498	36,802
Nevada Gold & Casinos, Inc.*	2,918	6,390
Noodles & Co.(x)*	1,962	14,813
ONE Group Hospitality, Inc. (The)*	2,993	8,231
Papa Murphy’s Holdings, Inc.(x)*	2,293	11,144
Peak Resorts, Inc.	2,080	10,088
PlayAGS, Inc.*	1,808	42,054
Potbelly Corp.*	4,047	48,766
RCI Hospitality Holdings, Inc.	1,600	45,424
Red Lion Hotels Corp.*	2,915	28,421
Ruth’s Hospitality Group, Inc.	5,103	124,768
Town Sports International Holdings, Inc.*	2,168	16,477
YogaWorks, Inc.*	1,274	3,567
Zoe’s Kitchen, Inc.(x)*	3,360	48,518

		1,690,223

Household Durables (3.5%)
AV Homes, Inc.*	2,068	38,361
Bassett Furniture Industries, Inc.	1,770	53,720
Beazer Homes USA, Inc.*	5,466	87,183
Century Communities, Inc.*	3,520	105,424
CSS Industries, Inc.	1,559	27,283
Dixie Group, Inc. (The)(x)*	2,651	7,290
Emerson Radio Corp.(x)*	1,659	2,422
Flexsteel Industries, Inc.	1,327	52,523
Green Brick Partners, Inc.*	4,114	44,843
Hamilton Beach Brands Holding Co., Class A	533	11,310
Hooker Furniture Corp.	1,985	72,850
Hovnanian Enterprises, Inc., Class A*	21,869	40,020
LGI Homes, Inc.(x)*	29,794	2,102,562
Libbey, Inc.	3,847	18,812
Lifetime Brands, Inc.	1,714	21,254
M/I Homes, Inc.*	4,640	147,783
New Home Co., Inc. (The)*	2,133	23,634
Nova Lifestyle, Inc.(x)*	2,896	6,255
PICO Holdings, Inc.*	3,909	44,758
Skyline Corp.*	1,221	26,862
SodaStream International Ltd.*	21,574	1,981,139
Vuzix Corp.(x)*	3,957	21,764
ZAGG, Inc.*	4,698	57,316

		4,995,368

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	4,556	53,761
CafePress, Inc.*	1,105	1,470
Duluth Holdings, Inc., Class B(x)*	1,644	30,792
EVINE Live, Inc.*	10,127	10,330
FTD Cos., Inc.*	2,957	10,763
Gaia, Inc.*	1,496	23,188
Overstock.com, Inc.(x)*	2,939	106,539
PetMed Express, Inc.(x)	3,453	144,162

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
US Auto Parts Network, Inc.*	3,096	$6,347

		387,352

Leisure Products (1.7%)
Clarus Corp.*	3,698	24,962
Escalade, Inc.	1,867	25,578
JAKKS Pacific, Inc.(x)*	3,283	6,894
Johnson Outdoors, Inc., Class A	854	52,948
Malibu Boats, Inc., Class A*	65,214	2,165,757
Marine Products Corp.	1,345	18,843
MCBC Holdings, Inc.*	3,215	81,018
Nautilus, Inc.*	5,328	71,662
Summer Infant, Inc.*	1,436	1,651

		2,449,313

Media (0.6%)
AH Belo Corp., Class A	3,123	16,083
Ballantyne Strong, Inc.*	2,026	9,016
Beasley Broadcast Group, Inc., Class A	858	9,695
Central European Media Enterprises Ltd., Class A*	14,310	60,102
Cogint, Inc.(x)*	3,511	8,778
Daily Journal Corp.(x)*	196	44,784
Emmis Communications Corp., Class A*	1,784	8,224
Entercom Communications Corp., Class A(x)	22,309	215,283
Entravision Communications Corp., Class A	11,545	54,262
Global Eagle Entertainment, Inc.(x)*	8,938	13,139
Harte-Hanks, Inc.*	846	7,800
Hemisphere Media Group, Inc.*	2,468	27,765
Lee Enterprises, Inc.(x)*	9,331	18,195
McClatchy Co. (The), Class A(x)*	875	8,094
MDC Partners, Inc., Class A*	9,901	71,287
National CineMedia, Inc.	10,782	55,959
New Media Investment Group, Inc.	9,017	154,551
Reading International, Inc., Class A*	2,942	48,984
Saga Communications, Inc., Class A	656	24,436
Salem Media Group, Inc.	2,065	7,434
Townsquare Media, Inc., Class A	1,578	12,514
tronc, Inc.*	3,432	56,353
Urban One, Inc.*	4,244	8,700
Xcel Brands, Inc.*	1,406	4,499

		945,937

Multiline Retail (0.0%)
Fred’s, Inc., Class A(x)	6,282	18,783
Tuesday Morning Corp.*	7,772	30,700

		49,483

Specialty Retail (1.7%)
America’s Car-Mart, Inc.*	1,211	61,095
At Home Group, Inc.(x)*	39,900	1,278,397
Barnes & Noble Education, Inc.*	6,695	46,129
Barnes & Noble, Inc.	10,393	51,445
Big 5 Sporting Goods Corp.(x)	3,440	24,940
Boot Barn Holdings, Inc.*	3,426	60,743
Build-A-Bear Workshop, Inc.*	2,396	21,923
Christopher & Banks Corp.(x)*	5,444	5,825
Citi Trends, Inc.	2,313	71,495
Conn’s, Inc.*	3,253	110,602
Container Store Group, Inc. (The)(x)*	2,937	15,977
Destination Maternity Corp.(x)*	2,131	5,519
Destination XL Group, Inc.*	6,331	11,079
DGSE Cos., Inc.(x)*	1,166	968
Francesca’s Holdings Corp.*	6,474	31,075
GNC Holdings, Inc., Class A(x)*	11,690	45,123
Haverty Furniture Cos., Inc.	3,279	66,072
Hibbett Sports, Inc.*	3,358	80,424
J. Jill, Inc.(x)*	2,499	11,046
Kirkland’s, Inc.*	2,702	26,182
Lumber Liquidators Holdings, Inc.(x)*	4,932	117,974
MarineMax, Inc.*	3,725	72,451
New York & Co., Inc.*	5,287	17,870
Pier 1 Imports, Inc.	13,960	44,951
Sears Hometown and Outlet Stores, Inc.(x)*	1,809	5,427
Shoe Carnival, Inc.	1,959	46,624
Sportsman’s Warehouse Holdings, Inc.(x)*	6,384	26,047
Stage Stores, Inc.(x)	4,561	9,943
Stein Mart, Inc.(x)*	5,294	8,047
Tandy Leather Factory, Inc.(x)*	1,022	7,205
Tilly’s, Inc., Class A	2,264	25,583
Trans World Entertainment Corp.*	1,631	2,039
Vitamin Shoppe, Inc.(x)*	3,773	16,413
Winmark Corp.	374	48,919
Zumiez, Inc.*	3,240	77,436

		2,552,988

Textiles, Apparel & Luxury Goods (0.5%)
Cherokee, Inc.*	2,264	2,943
Crocs, Inc.*	12,201	198,266
Crown Crafts, Inc.	1,553	9,085
Culp, Inc.	1,920	58,656
Delta Apparel, Inc.*	1,184	21,336
Iconix Brand Group, Inc.(x)*	8,790	9,757
Lakeland Industries, Inc.*	1,259	16,304
Movado Group, Inc.	2,668	102,451
Perry Ellis International, Inc.*	2,248	57,998
Rocky Brands, Inc.	1,208	25,912
Sequential Brands Group, Inc.(x)*	7,042	14,683
Superior Uniform Group, Inc.	1,452	38,144
Unifi, Inc.*	2,712	98,310
Vera Bradley, Inc.*	3,515	37,294

		691,139

Total Consumer Discretionary		17,470,236

Consumer Staples (2.9%)
Beverages (1.4%)
Castle Brands, Inc.(x)*	15,172	18,813
Craft Brew Alliance, Inc.*	2,188	40,697
Long Blockchain Corp.(x)*	828	2,202
MGP Ingredients, Inc.(x)	23,080	2,067,738
New Age Beverages Corp.(x)*	4,654	11,263
Primo Water Corp.*	4,392	51,431
Reed’s, Inc.*	1,792	3,046
Willamette Valley Vineyards, Inc.*	769	6,044

		2,201,234

Food & Staples Retailing (0.9%)
Chefs’ Warehouse, Inc. (The)*	54,716	1,258,468
Natural Grocers by Vitamin Cottage, Inc.*	1,561	11,177
Village Super Market, Inc., Class A	1,341	35,362

		1,305,007

Food Products (0.3%)
Alico, Inc.	562	15,286
Bridgford Foods Corp.*	297	4,384
Farmer Brothers Co.*	1,524	46,025
Freshpet, Inc.*	4,338	71,360
John B Sanfilippo & Son, Inc.	1,495	86,515
Landec Corp.*	4,682	61,100
Lifeway Foods, Inc.*	768	4,600
Limoneira Co.	2,083	49,430
Rocky Mountain Chocolate Factory, Inc.	865	10,406

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
S&W Seed Co.(x)*	3,220	$11,592
Seneca Foods Corp., Class A*	1,215	33,656

		394,354

Household Products (0.0%)
Ocean Bio-Chem, Inc.	651	2,591
Oil-Dri Corp. of America	865	34,765
Orchids Paper Products Co.(x)*	1,609	13,113

		50,469

Personal Products (0.2%)
Lifevantage Corp.(x)*	2,463	8,891
Mannatech, Inc.	392	6,154
Medifast, Inc.	1,851	172,976
Natural Alternatives International, Inc.*	924	10,164
Natural Health Trends Corp.(x)	1,278	24,295
Nature’s Sunshine Products, Inc.*	1,871	20,581
United-Guardian, Inc.	553	9,733

		252,794

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	19,303	45,362
Alliance One International, Inc.*	1,468	38,241
Turning Point Brands, Inc.	897	17,438

		101,041

Total Consumer Staples		4,304,899

Energy (3.3%)
Energy Equipment & Services (1.4%)
Aspen Aerogels, Inc.*	2,925	12,490
Basic Energy Services, Inc.*	3,053	44,085
Bristow Group, Inc.*	5,629	73,177
CARBO Ceramics, Inc.(x)*	4,045	29,326
Dawson Geophysical Co.*	3,568	24,048
ENGlobal Corp.*	2,491	2,073
Era Group, Inc.*	3,472	32,463
Geospace Technologies Corp.*	2,312	22,819
Gulf Island Fabrication, Inc.	2,348	16,671
Hornbeck Offshore Services, Inc.(x)*	5,724	16,657
Independence Contract Drilling, Inc.*	5,988	22,635
ION Geophysical Corp.(x)*	1,586	42,981
Key Energy Services, Inc.*	1,807	21,178
Mammoth Energy Services, Inc.*	1,406	45,076
Matrix Service Co.*	4,580	62,746
Mitcham Industries, Inc.*	1,968	6,376
Natural Gas Services Group, Inc.*	2,173	51,826
Newpark Resources, Inc.*	14,685	118,949
Nine Energy Service, Inc.*	1,391	33,871
Nordic American Offshore Ltd.	6,724	7,396
Parker Drilling Co.(x)*	23,636	15,009
PHI, Inc. (Non-Voting)*	2,094	21,443
Pioneer Energy Services Corp.*	13,415	36,221
Profire Energy, Inc.(x)*	4,510	12,312
Quintana Energy Services, Inc.*	1,014	9,887
Ranger Energy Services, Inc.*	1,023	8,327
RigNet, Inc.*	2,306	31,362
SAExploration Holdings, Inc.(x)*	811	1,095
SEACOR Holdings, Inc.*	2,869	146,606
SEACOR Marine Holdings, Inc.*	2,865	54,492
Smart Sand, Inc.(x)*	3,860	22,465
Solaris Oilfield Infrastructure, Inc., Class A*	59,368	983,133
TETRA Technologies, Inc.*	20,013	75,049

		2,104,244

Oil, Gas & Consumable Fuels (1.9%)
Abraxas Petroleum Corp.*	26,879	59,671
Adams Resources & Energy, Inc.	366	15,921
Approach Resources, Inc.(x)*	7,620	19,888
Ardmore Shipping Corp.*	5,536	42,074
Bonanza Creek Energy, Inc.*	3,562	98,703
California Resources Corp.(x)*	7,460	127,939
Centrus Energy Corp., Class A*	919	3,262
Clean Energy Fuels Corp.*	23,939	39,499
Cloud Peak Energy, Inc.*	13,052	37,981
Comstock Resources, Inc.*	2,431	17,771
Contango Oil & Gas Co.*	4,187	14,864
DHT Holdings, Inc.	15,262	51,891
Dorian LPG Ltd.*	3,917	29,338
Earthstone Energy, Inc., Class A*	3,284	33,234
Eclipse Resources Corp.*	15,355	22,111
Energy Fuels, Inc.*	11,878	20,608
Evolution Petroleum Corp.	4,461	35,911
GasLog Ltd.(x)	44,360	729,723
Gastar Exploration, Inc.(x)*	30,682	20,947
Gener8 Maritime, Inc.*	8,336	47,098
Hallador Energy Co.	2,816	19,346
HighPoint Resources Corp.(x)*	17,312	87,945
Isramco, Inc.*	138	14,324
Jones Energy, Inc., Class A(x)*	8,207	6,566
Lilis Energy, Inc.(x)*	7,517	29,842
Lonestar Resources US, Inc., Class A*	2,376	10,312
Midstates Petroleum Co., Inc.*	1,933	25,767
NACCO Industries, Inc., Class A	712	23,389
Navios Maritime Acquisition Corp.	14,464	12,150
Northern Oil and Gas, Inc.(x)*	8,874	17,571
Overseas Shipholding Group, Inc., Class A*	7,886	22,396
Pacific Ethanol, Inc.*	7,703	23,109
Panhandle Oil and Gas, Inc., Class A	2,758	53,229
Penn Virginia Corp.*	2,494	87,390
PetroQuest Energy, Inc.*	3,630	2,108
PrimeEnergy Corp.*	101	5,055
Renewable Energy Group, Inc.*	6,638	84,966
REX American Resources Corp.*	1,015	73,892
Ring Energy, Inc.*	8,738	125,390
Rosehill Resources, Inc.(x)*	500	2,935
Sanchez Energy Corp.(x)*	11,178	34,987
SandRidge Energy, Inc.*	6,095	88,438
SilverBow Resources, Inc.*	1,255	36,521
Stone Energy Corp.*	3,407	126,400
Teekay Tankers Ltd., Class A	36,433	43,355
Torchlight Energy Resources, Inc.(x)*	7,355	9,562
TransAtlantic Petroleum Ltd.*	4,986	6,432
Uranium Energy Corp.(x)*	23,661	30,996
VAALCO Energy, Inc.*	7,445	6,415
Vertex Energy, Inc.(x)*	4,209	4,714
W&T Offshore, Inc.*	16,605	73,560
Westmoreland Coal Co.(x)*	3,147	1,290
Westwater Resources, Inc.(x)*	4,353	2,492
Zion Oil & Gas, Inc.(x)*	8,541	40,655

		2,701,933

Total Energy		4,806,177

Financials (16.7%)
Banks (10.9%)
1st Constitution Bancorp	1,282	27,691
Access National Corp.	2,588	73,836
ACNB Corp.	1,253	36,650
Allegiance Bancshares, Inc.*	2,022	79,161
American National Bankshares, Inc.	1,415	53,204
American River Bankshares	1,048	16,254
AmeriServ Financial, Inc.	2,987	11,948
Ames National Corp.	1,489	40,948
Anchor Bancorp, Inc.*	328	8,036

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Arrow Financial Corp.	2,065	$70,107
Atlantic Capital Bancshares, Inc.*	3,652	66,101
Auburn National Bancorporation, Inc.	393	15,036
Bancorp of New Jersey, Inc.	834	13,886
Bancorp, Inc. (The)*	8,570	92,556
Bank of Commerce Holdings	2,720	31,688
Bank of Marin Bancorp	1,194	82,326
Bank of South Carolina Corp.	607	12,261
Bankwell Financial Group, Inc.	1,056	34,088
Bar Harbor Bankshares	2,627	72,820
Bay Bancorp, Inc.*	1,257	16,907
BCB Bancorp, Inc.	2,143	33,538
Blue Hills Bancorp, Inc.	4,159	86,715
Bridge Bancorp, Inc.	18,795	630,572
Bryn Mawr Bank Corp.	17,477	768,114
BSB Bancorp, Inc.*	1,438	44,003
Byline Bancorp, Inc.*	52,852	1,211,895
C&F Financial Corp.	574	30,192
Camden National Corp.	2,669	118,771
Capital City Bank Group, Inc.	1,932	47,817
Capstar Financial Holdings, Inc.*	1,526	28,735
Carolina Financial Corp.	3,306	129,860
Carolina Trust Bancshares, Inc.*	777	7,016
CB Financial Services, Inc.(x)	632	19,371
CBTX, Inc.(x)	471	13,866
CenterState Bank Corp.	57,562	1,527,119
Central Valley Community Bancorp	1,740	34,034
Century Bancorp, Inc., Class A	502	39,859
Chemung Financial Corp.	557	25,884
Citizens & Northern Corp.	2,033	46,942
Citizens First Corp.	406	10,020
Citizens Holding Co.	704	15,418
Civista Bancshares, Inc.	1,743	39,845
CNB Financial Corp.	2,586	75,227
CoBiz Financial, Inc.	6,798	133,241
Codorus Valley Bancorp, Inc.	1,498	42,124
Colony Bankcorp, Inc.	1,125	18,225
Community Bankers Trust Corp.*	3,797	34,173
Community Financial Corp. (The)	697	25,942
Community First Bancshares, Inc.*	605	6,794
Community Trust Bancorp, Inc.	2,691	121,633
Community West Bancshares	1,141	12,779
ConnectOne Bancorp, Inc.	5,273	151,862
County Bancorp, Inc.	846	24,712
Customers Bancorp, Inc.*	5,082	148,140
DNB Financial Corp.	549	19,572
Emclaire Financial Corp.(x)	319	10,527
Enterprise Bancorp, Inc.	1,653	58,334
Equity Bancshares, Inc., Class A*	1,871	73,268
Esquire Financial Holdings, Inc.(x)*	1,039	25,352
Evans Bancorp, Inc.	809	36,607
Farmers & Merchants Bancorp, Inc.(x)	1,528	61,685
Farmers Capital Bank Corp.	1,273	50,856
Farmers National Banc Corp.	4,444	61,549
Fauquier Bankshares, Inc.	639	13,381
FB Financial Corp.*	2,257	91,612
Fidelity Southern Corp.	3,891	89,765
Financial Institutions, Inc.	2,622	77,611
First Bancorp, Inc.	1,774	49,637
First Bancorp/NC	4,898	174,614
First Bancshares, Inc. (The)	1,851	59,695
First Bank	2,671	38,462
First Business Financial Services, Inc.	1,460	36,734
First Community Bancshares, Inc.	2,889	86,237
First Community Corp.	1,100	25,190
First Connecticut Bancorp, Inc.	2,455	62,848
First Financial Corp.	1,843	76,669
First Financial Northwest, Inc.	1,457	24,405
First Foundation, Inc.*	5,289	98,058
First Guaranty Bancshares, Inc.(x)	808	21,000
First Internet Bancorp	1,373	50,801
First Mid-Illinois Bancshares, Inc.	1,823	66,448
First Northwest Bancorp*	1,738	29,355
First of Long Island Corp. (The)	4,224	115,949
First United Corp.*	1,214	23,309
First US Bancshares, Inc.	1,024	11,715
Flushing Financial Corp.	4,892	131,888
FNB Bancorp	924	33,994
Franklin Financial Network, Inc.*	2,122	69,177
German American Bancorp, Inc.	3,728	124,329
Glen Burnie Bancorp	308	3,681
Great Southern Bancorp, Inc.	1,918	95,804
Green Bancorp, Inc.*	4,203	93,517
Guaranty Bancorp	4,254	120,601
Guaranty Bancshares, Inc.	1,338	44,569
Hanmi Financial Corp.	5,549	170,632
HarborOne Bancorp, Inc.*	2,292	40,477
Hawthorn Bancshares, Inc.	875	17,894
Heritage Commerce Corp.	43,896	723,406
Heritage Financial Corp.	5,097	155,968
HomeTrust Bancshares, Inc.*	2,927	76,248
Horizon Bancorp	4,006	120,220
Howard Bancorp, Inc.*	1,551	30,710
Independent Bank Corp./MI	3,542	81,112
Investar Holding Corp.	1,442	37,276
Lakeland Bancorp, Inc.	7,842	155,664
Landmark Bancorp, Inc.	536	15,544
LCNB Corp.	1,544	29,336
Live Oak Bancshares, Inc.	33,276	925,072
Macatawa Bank Corp.	4,527	46,492
Mackinac Financial Corp.	859	13,881
MBT Financial Corp.	3,157	33,938
Melrose Bancorp, Inc.(x)	355	7,065
Mercantile Bank Corp.	2,820	93,765
Meridian Bank(x)*	383	6,722
Metropolitan Bank Holding Corp.*	619	26,066
Mid Penn Bancorp, Inc.(x)	688	22,016
Middlefield Banc Corp.	459	22,537
Midland States Bancorp, Inc.	2,742	86,538
MidSouth Bancorp, Inc.	2,517	31,840
MidWestOne Financial Group, Inc.	1,957	65,149
MutualFirst Financial, Inc.	1,072	38,860
National Bankshares, Inc.	1,178	53,069
National Commerce Corp.*	2,130	92,762
Nicolet Bankshares, Inc.*	1,524	83,927
Northeast Bancorp	1,258	25,789
Northrim Bancorp, Inc.	1,167	40,320
Norwood Financial Corp.	994	29,909
Oak Valley Bancorp	1,186	26,104
OFG Bancorp	7,573	79,138
Ohio Valley Banc Corp.	709	29,672
Old Line Bancshares, Inc.	1,494	49,302
Old Point Financial Corp.	605	15,960
Old Second Bancorp, Inc.	5,077	70,570
Orrstown Financial Services, Inc.	1,302	31,443
Pacific Mercantile Bancorp*	2,757	26,329
Pacific Premier Bancorp, Inc.*	17,864	718,133
Parke Bancorp, Inc.	1,014	21,091
Peapack Gladstone Financial Corp.	3,137	104,744
Penns Woods Bancorp, Inc.	808	34,186

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Peoples Bancorp of North Carolina, Inc.	812	$24,945
Peoples Bancorp, Inc.	2,864	101,529
Peoples Financial Services Corp.	1,180	53,867
People’s Utah Bancorp	2,440	78,812
Plumas Bancorp(x)	782	19,433
Porter Bancorp, Inc.*	396	5,425
Preferred Bank	2,365	151,833
Premier Financial Bancorp, Inc.	1,646	30,632
QCR Holdings, Inc.	2,091	93,781
RBB Bancorp	1,363	35,942
Reliant Bancorp, Inc.	1,227	27,963
Republic Bancorp, Inc., Class A	1,685	64,536
Republic First Bancorp, Inc.(x)*	8,507	74,011
Salisbury Bancorp, Inc.	409	18,405
SB Financial Group, Inc.(x)	759	13,966
Seacoast Banking Corp. of Florida*	7,457	197,387
Select Bancorp, Inc.*	1,639	21,897
Shore Bancshares, Inc.	2,226	41,982
Sierra Bancorp	2,320	61,805
SmartFinancial, Inc.*	1,246	29,356
Southern First Bancshares, Inc.*	1,146	50,997
Southern National Bancorp of Virginia, Inc.	3,893	61,665
Southwest Georgia Financial Corp.	370	7,700
Stewardship Financial Corp.	1,391	15,579
Stock Yards Bancorp, Inc.	3,871	135,872
Summit Financial Group, Inc.	1,876	46,919
Summit State Bank	855	11,457
Sussex Bancorp	868	26,387
TriCo Bancshares	3,567	132,764
TriState Capital Holdings, Inc.*	3,929	91,349
Triumph Bancorp, Inc.*	3,051	125,701
Two River Bancorp	1,247	22,508
Union Bankshares, Inc.(x)	688	34,950
United Bancorp, Inc.	833	10,496
United Bancshares, Inc.(x)	499	10,778
United Security Bancshares	2,293	24,650
Unity Bancorp, Inc.	1,363	29,986
Univest Corp. of Pennsylvania	4,865	134,761
Veritex Holdings, Inc.*	2,821	78,057
Washington Trust Bancorp, Inc.	2,637	141,739
West Bancorporation, Inc.	2,767	70,835

		16,018,280

Capital Markets (1.7%)
Arlington Asset Investment Corp., Class A(x)	3,613	39,888
Ashford, Inc.*	161	15,409
B. Riley Financial, Inc.	3,652	71,214
Cowen, Inc.(x)*	4,594	60,641
Diamond Hill Investment Group, Inc.	560	115,674
Ditech Holding Corp.*	199	1,789
GAIN Capital Holdings, Inc.(x)	5,936	40,068
Great Elm Capital Group, Inc.*	3,645	14,580
Hamilton Lane, Inc., Class A	21,145	787,228
Hennessy Advisors, Inc.	818	15,787
INTL. FCStone, Inc.*	2,656	113,358
Ladenburg Thalmann Financial Services, Inc.	18,198	59,507
Manning & Napier, Inc.	2,840	9,940
Medley Management, Inc., Class A	1,030	5,871
National Holdings Corp.*	903	4,118
Oppenheimer Holdings, Inc., Class A	1,685	43,389
Piper Jaffray Cos.	8,919	740,723
PJT Partners, Inc., Class A	3,183	159,468
Pzena Investment Management, Inc., Class A	3,012	33,524
Safeguard Scientifics, Inc.*	3,468	42,483
Siebert Financial Corp.*	368	3,102
Silvercrest Asset Management Group, Inc., Class A	1,305	19,836
Value Line, Inc.	183	3,349
Westwood Holdings Group, Inc.	1,455	82,193
ZAIS Group Holdings, Inc.*	628	2,543

		2,485,682

Consumer Finance (0.3%)
Asta Funding, Inc.	522	1,931
Atlanticus Holdings Corp.(x)*	1,038	2,221
Consumer Portfolio Services, Inc.*	3,076	11,597
Elevate Credit, Inc.*	3,020	21,382
Enova International, Inc.*	5,791	127,691
EZCORP, Inc., Class A*	8,744	115,421
Nicholas Financial, Inc.*	1,032	9,360
Regional Management Corp.*	1,757	55,943
World Acceptance Corp.*	1,056	111,197

		456,743

Diversified Financial Services (0.1%)
A-Mark Precious Metals, Inc.	700	8,575
GWG Holdings, Inc.(x)	178	1,472
Marlin Business Services Corp.	1,524	43,205
On Deck Capital, Inc.*	8,652	48,365
Tiptree, Inc.	4,326	27,470

		129,087

Insurance (1.3%)
1347 Property Insurance Holdings, Inc.*	633	4,526
Atlantic American Corp.	932	3,029
Atlas Financial Holdings, Inc.*	1,858	19,230
Baldwin & Lyons, Inc., Class B	1,594	35,068
Blue Capital Reinsurance Holdings Ltd.	1,032	12,590
Citizens, Inc.(x)*	8,164	59,760
Conifer Holdings, Inc.*	777	4,545
Crawford & Co., Class B	2,106	17,311
Donegal Group, Inc., Class A	1,665	26,307
eHealth, Inc.*	2,728	39,038
EMC Insurance Group, Inc.	1,495	40,485
Federated National Holding Co.	2,046	32,265
First Acceptance Corp.*	2,694	2,290
Hallmark Financial Services, Inc.*	2,337	20,846
HCI Group, Inc.(x)	1,394	53,195
Health Insurance Innovations, Inc., Class A(x)*	2,044	59,072
Heritage Insurance Holdings, Inc.(x)	3,751	56,865
ICC Holdings, Inc.*	265	3,980
Independence Holding Co.	1,039	37,040
Investors Title Co.	255	50,975
Kingstone Cos., Inc.	1,589	26,695
Kinsale Capital Group, Inc.	2,521	129,403
National Security Group, Inc. (The)	286	4,490
NI Holdings, Inc.*	1,798	30,027
Oxbridge Re Holdings Ltd.(x)	622	1,400
Trupanion, Inc.(x)*	28,570	853,958
Unico American Corp.*	411	3,267
United Insurance Holdings Corp.	3,593	68,770
Universal Insurance Holdings, Inc.	5,450	173,856
WMIH Corp.*	33,326	47,323

		1,917,606

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AG Mortgage Investment Trust, Inc. (REIT)	5,024	87,267
Anworth Mortgage Asset Corp. (REIT)	17,161	82,373

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ares Commercial Real Estate Corp. (REIT)	4,615	$56,995
Cherry Hill Mortgage Investment Corp. (REIT)	2,026	35,536
Dynex Capital, Inc. (REIT)	9,228	61,182
Ellington Residential Mortgage REIT (REIT)(x)	1,573	17,240
Five Oaks Investment Corp. (REIT)	3,156	9,184
Great Ajax Corp. (REIT)	2,710	36,721
Manhattan Bridge Capital, Inc. (REIT)(x)	1,015	7,054
New York Mortgage Trust, Inc. (REIT)(x)	19,478	115,505
Orchid Island Capital, Inc. (REIT)(x)	8,743	64,436
Owens Realty Mortgage, Inc. (REIT)	1,727	25,180
Resource Capital Corp. (REIT)	5,338	50,764
Sutherland Asset Management Corp. (REIT)	3,029	45,889
Tremont Mortgage Trust (REIT)(x)*	439	5,755
Western Asset Mortgage Capital Corp. (REIT)	7,406	71,764

		772,845

Thrifts & Mortgage Finance (1.9%)
Atlantic Coast Financial Corp.*	2,456	25,297
Bancorp 34, Inc.*	537	8,055
BankFinancial Corp.	2,540	43,129
Bear State Financial, Inc.	3,670	37,618
Broadway Financial Corp.*	1,851	3,813
Central Federal Corp.*	2,286	5,304
Charter Financial Corp.	2,180	44,450
Citizens Community Bancorp, Inc.	844	11,791
Coastway Bancorp, Inc.*	689	18,775
Dime Community Bancshares, Inc.	5,577	102,617
Eagle Bancorp Montana, Inc.	868	18,011
Elmira Savings Bank	276	5,589
Entegra Financial Corp.*	1,095	31,755
Equitable Financial Corp.*	536	5,628
ESSA Bancorp, Inc.	1,559	22,871
Federal Agricultural Mortgage Corp., Class C	1,549	134,794
First Capital, Inc.	557	22,002
First Defiance Financial Corp.	1,725	98,877
First Savings Financial Group, Inc.	296	20,705
FS Bancorp, Inc.	507	27,125
Greene County Bancorp, Inc.	535	19,635
Guaranty Federal Bancshares, Inc.	618	14,084
Hamilton Bancorp, Inc.*	528	7,445
Hingham Institution for Savings	223	45,938
HMN Financial, Inc.*	595	11,008
Home Bancorp, Inc.	1,037	44,767
Home Federal Bancorp, Inc.(x)	246	7,380
HomeStreet, Inc.*	4,730	135,515
HopFed Bancorp, Inc.	1,059	15,356
HV Bancorp, Inc.(x)	363	5,434
IF Bancorp, Inc.	533	10,612
Impac Mortgage Holdings, Inc.(x)*	1,675	13,233
Kentucky First Federal Bancorp	558	4,855
Lake Shore Bancorp, Inc.	364	6,133
Luther Burbank Corp.	2,420	29,064
Magyar Bancorp, Inc.*	338	4,178
Malvern Bancorp, Inc.*	1,122	29,172
Merchants Bancorp	1,243	26,725
Meridian Bancorp, Inc.	8,365	168,554
Meta Financial Group, Inc.	1,602	174,937
MSB Financial Corp.	816	14,647
NMI Holdings, Inc., Class A*	9,981	165,185
OceanFirst Financial Corp.	7,000	187,249
Oconee Federal Financial Corp.	193	5,560
Ocwen Financial Corp.(x)*	19,116	78,758
Ottawa Bancorp, Inc.	524	7,189
Pathfinder Bancorp, Inc.	536	8,201
PB Bancorp, Inc.	1,173	12,258
PCSB Financial Corp.*	3,171	66,528
Poage Bankshares, Inc.	496	9,424
Provident Bancorp, Inc.*	786	20,868
Provident Financial Holdings, Inc.	1,042	18,850
Prudential Bancorp, Inc.	1,425	25,850
Randolph Bancorp, Inc.*	920	14,830
Riverview Bancorp, Inc.	3,788	35,380
Sachem Capital Corp. (REIT)	1,789	6,208
Security National Financial Corp., Class A*	1,428	7,354
Severn Bancorp, Inc.(x)	1,651	11,970
SI Financial Group, Inc.	1,997	28,757
Sound Financial Bancorp, Inc.	380	13,927
Southern Missouri Bancorp, Inc.	1,168	42,749
Sterling Bancorp, Inc.	2,902	39,206
Territorial Bancorp, Inc.	1,344	39,863
Timberland Bancorp, Inc.	1,096	33,318
United Community Bancorp	614	15,473
United Community Financial Corp.	8,561	84,411
United Financial Bancorp, Inc.	8,932	144,697
Waterstone Financial, Inc.	4,416	76,397
Western New England Bancorp, Inc.	4,830	51,440
WVS Financial Corp.	311	5,007

		2,733,785

Total Financials		24,514,028

Health Care (29.9%)
Biotechnology (17.7%)
Abeona Therapeutics, Inc.(x)*	4,880	70,028
Acceleron Pharma, Inc.*	13,523	528,749
Achaogen, Inc.(x)*	48,250	624,838
Achillion Pharmaceuticals, Inc.*	23,700	87,927
Actinium Pharmaceuticals, Inc.*	13,558	4,950
Adamas Pharmaceuticals, Inc.(x)*	19,202	458,928
ADMA Biologics, Inc.*	2,933	13,492
Advaxis, Inc.(x)*	6,370	10,765
Adverum Biotechnologies, Inc.*	7,373	42,763
Aeglea BioTherapeutics, Inc.*	1,523	15,108
Aevi Genomic Medicine, Inc.*	4,482	9,009
Agenus, Inc.*	13,525	63,703
Aileron Therapeutics, Inc.*	1,008	8,195
AIS Operating Co., Inc.*	822	6,576
Akebia Therapeutics, Inc.*	7,897	75,258
Albireo Pharma, Inc.*	806	26,251
Aldeyra Therapeutics, Inc.*	2,504	18,780
Allena Pharmaceuticals, Inc.*	934	10,293
Altimmune, Inc.*	2,146	2,489
AnaptysBio, Inc.*	3,121	324,834
Anavex Life Sciences Corp.(x)*	6,382	17,614
Apellis Pharmaceuticals, Inc.(x)*	1,882	41,611
Applied Genetic Technologies Corp.*	2,681	10,322
Aptevo Therapeutics, Inc.*	3,176	10,386
AquaBounty Technologies, Inc.(x)*	320	944
Arcus Biosciences, Inc.*	35,722	551,548
Ardelyx, Inc.*	5,825	29,416
Arena Pharmaceuticals, Inc.*	14,491	572,395
ArQule, Inc.(x)*	10,986	31,640
Arrowhead Pharmaceuticals, Inc.*	15,074	108,684
Arsanis, Inc.(x)*	813	18,610
Ascendis Pharma A/S (ADR)*	24,188	1,581,894
Asterias Biotherapeutics, Inc.(x)*	4,662	6,760
Atara Biotherapeutics, Inc.*	5,751	224,289

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Athersys, Inc.(x)*	17,777	$32,532
aTyr Pharma, Inc.*	3,498	9,270
Audentes Therapeutics, Inc.*	42,165	1,267,057
AzurRx BioPharma, Inc.*	817	2,565
Bellicum Pharmaceuticals, Inc.(x)*	4,738	31,081
Biocept, Inc.*	12,698	3,746
BioCryst Pharmaceuticals, Inc.(x)*	17,273	82,392
Biohaven Pharmaceutical Holding Co. Ltd.*	5,554	143,071
BioSpecifics Technologies Corp.*	988	43,808
BioTime, Inc.(x)*	15,037	40,450
Blueprint Medicines Corp.*	8,973	822,824
BrainStorm Cell Therapeutics, Inc.(x)*	2,917	9,189
Caladrius Biosciences, Inc.*	1,171	6,839
Calithera Biosciences, Inc.*	5,341	33,648
Calyxt, Inc.(x)*	861	11,296
Cancer Genetics, Inc.*	2,676	4,415
Cara Therapeutics, Inc.(x)*	4,656	57,641
CASI Pharmaceuticals, Inc.(x)*	5,972	24,903
Catabasis Pharmaceuticals, Inc.(x)*	2,484	4,496
Catalyst Pharmaceuticals, Inc.*	15,290	36,543
Celcuity, Inc.*	486	8,009
Celldex Therapeutics, Inc.*	23,349	54,403
Cellular Biomedicine Group, Inc.(x)*	1,893	33,222
ChemoCentryx, Inc.*	4,227	57,487
Chiasma, Inc.*	3,229	4,844
Chimerix, Inc.*	8,114	42,193
Cidara Therapeutics, Inc.(x)*	2,372	9,488
Cleveland BioLabs, Inc.(x)*	775	2,341
Conatus Pharmaceuticals, Inc.*	4,439	26,057
Concert Pharmaceuticals, Inc.*	3,118	71,402
ContraFect Corp.(x)*	12,210	19,414
Corbus Pharmaceuticals Holdings, Inc.*	8,415	51,332
Corvus Pharmaceuticals, Inc.*	1,469	16,938
CTI BioPharma Corp.*	8,237	32,124
Cue Biopharma, Inc.(x)*	1,561	21,932
Curis, Inc.*	23,209	15,162
Cytokinetics, Inc.*	7,266	52,315
CytomX Therapeutics, Inc.*	5,091	144,839
Cytori Therapeutics, Inc.(x)*	5,679	1,626
Deciphera Pharmaceuticals, Inc.*	42,090	843,484
Denali Therapeutics, Inc.(x)*	33,063	651,010
Dicerna Pharmaceuticals, Inc.(x)*	3,779	36,127
Diffusion Pharmaceuticals, Inc.(x)*	965	527
Dynavax Technologies Corp.*	44,105	875,484
Edge Therapeutics, Inc.(x)*	3,437	4,056
Eiger BioPharmaceuticals, Inc.(x)*	938	9,239
Eleven Biotherapeutics, Inc.(x)*	2,745	2,882
Enanta Pharmaceuticals, Inc.*	2,715	219,671
Epizyme, Inc.*	55,313	981,805
Esperion Therapeutics, Inc.*	13,794	997,719
Fate Therapeutics, Inc.(x)*	8,442	82,394
Flexion Therapeutics, Inc.(x)*	5,749	128,835
Fortress Biotech, Inc.*	5,910	26,891
Foundation Medicine, Inc.*	16,239	1,278,820
G1 Therapeutics, Inc.*	2,362	87,512
Galectin Therapeutics, Inc.(x)*	5,480	25,975
Gemphire Therapeutics, Inc.*	1,490	9,700
Genocea Biosciences, Inc.*	14,505	15,230
Geron Corp.(x)*	25,969	110,368
GlycoMimetics, Inc.*	4,451	72,240
GTx, Inc.(x)*	1,746	30,992
Heron Therapeutics, Inc.*	9,503	262,283
Histogenics Corp.(x)*	1,666	4,582
Homology Medicines, Inc.*	23,229	434,382
Idera Pharmaceuticals, Inc.*	24,547	45,166
Immune Design Corp.*	5,600	18,480
ImmunoGen, Inc.*	17,484	183,932
Immunomedics, Inc.*	126,189	1,843,620
Infinity Pharmaceuticals, Inc.*	7,358	15,452
Inovio Pharmaceuticals, Inc.(x)*	14,519	68,384
Intellia Therapeutics, Inc.(x)*	2,894	61,034
Invitae Corp.(x)*	7,443	34,908
Iovance Biotherapeutics, Inc.*	12,881	217,689
Jounce Therapeutics, Inc.(x)*	2,510	56,099
Kadmon Holdings, Inc.(x)*	13,296	56,508
KalVista Pharmaceuticals, Inc.(x)*	863	8,181
Karyopharm Therapeutics, Inc.*	6,108	81,969
Kindred Biosciences, Inc.*	4,344	37,576
Krystal Biotech, Inc.*	797	8,042
Kura Oncology, Inc.*	3,790	71,063
La Jolla Pharmaceutical Co.(x)*	3,059	91,097
Leap Therapeutics, Inc.*	563	4,673
Loxo Oncology, Inc.(x)*	4,342	500,937
MacroGenics, Inc.*	5,940	149,450
Madrigal Pharmaceuticals, Inc.(x)*	7,982	932,217
MannKind Corp.(x)*	15,513	35,370
Matinas BioPharma Holdings, Inc.(x)*	11,350	8,680
MediciNova, Inc.(x)*	6,758	69,067
MEI Pharma, Inc.(x)*	6,100	12,627
Merrimack Pharmaceuticals, Inc.	2,250	18,113
Mersana Therapeutics, Inc.(x)*	1,962	30,941
Minerva Neurosciences, Inc.*	4,678	29,238
Miragen Therapeutics, Inc.*	3,015	21,135
Mirati Therapeutics, Inc.*	3,767	115,647
Myovant Sciences Ltd.(x)*	17,429	370,715
NanoViricides, Inc.*	8,270	6,802
NantKwest, Inc.(x)*	5,326	20,718
Natera, Inc.*	5,535	51,309
Neuralstem, Inc.(x)*	1,646	2,716
Neurotrope, Inc.(x)*	1,296	10,524
NewLink Genetics Corp.(x)*	5,064	36,714
Novavax, Inc.(x)*	54,788	115,055
Novelion Therapeutics, Inc.*	2,605	9,118
Nymox Pharmaceutical Corp.*	5,573	23,574
Oncobiologics, Inc.*	2,465	2,194
Oncocyte Corp.(x)*	715	1,502
OncoMed Pharmaceuticals, Inc.(x)*	3,880	12,338
Ophthotech Corp.(x)*	6,329	17,341
Organovo Holdings, Inc.(x)*	17,198	17,714
Otonomy, Inc.*	4,908	20,614
OvaScience, Inc.*	5,935	4,813
Ovid therapeutics, Inc.*	2,158	15,257
PDL BioPharma, Inc.*	26,512	77,945
Pfenex, Inc.*	3,709	22,254
Pieris Pharmaceuticals, Inc.*	7,008	47,795
PolarityTE, Inc.(x)*	827	14,994
Progenics Pharmaceuticals, Inc.*	12,448	92,862
Protagonist Therapeutics, Inc.*	1,984	17,043
Proteostasis Therapeutics, Inc.(x)*	61,182	290,615
PTC Therapeutics, Inc.*	7,014	189,799
Ra Pharmaceuticals, Inc.*	2,858	15,176
Recro Pharma, Inc.*	2,362	26,006
REGENXBIO, Inc.*	4,855	144,922
Regulus Therapeutics, Inc.(x)*	14,005	10,049
Repligen Corp.*	10,224	369,904
Rexahn Pharmaceuticals, Inc.(x)*	5,428	8,196
Rhythm Pharmaceuticals, Inc.(x)*	1,433	28,517
Rigel Pharmaceuticals, Inc.*	25,944	91,842
Rocket Pharmaceuticals, Inc.(x)*	1,373	25,744
Sangamo Therapeutics, Inc.*	14,658	278,502

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Savara, Inc.(x)*	4,066	$37,407
Selecta Biosciences, Inc.(x)*	2,404	24,497
Seres Therapeutics, Inc.(x)*	3,574	26,233
Sophiris Bio, Inc.(x)*	4,985	10,020
Sorrento Therapeutics, Inc.(x)*	13,683	70,467
Spark Therapeutics, Inc.*	7,051	469,526
Spectrum Pharmaceuticals, Inc.*	15,198	244,536
Spero Therapeutics, Inc.*	1,049	14,948
Spring Bank Pharmaceuticals, Inc.*	1,907	29,330
Stemline Therapeutics, Inc.*	4,643	71,038
Strongbridge Biopharma plc(x)*	4,894	43,312
Sunesis Pharmaceuticals, Inc.(x)*	5,471	14,881
Syndax Pharmaceuticals, Inc.*	2,086	29,684
Synergy Pharmaceuticals, Inc.(x)*	43,795	80,145
Synlogic, Inc.*	233	2,186
Syros Pharmaceuticals, Inc.(x)*	2,708	35,150
T2 Biosystems, Inc.(x)*	4,113	26,693
TapImmune, Inc.*	925	3,071
TG Therapeutics, Inc.(x)*	8,990	127,658
Tocagen, Inc.(x)*	3,098	36,711
Tonix Pharmaceuticals Holding Corp.(x)*	1,298	3,816
Tracon Pharmaceuticals, Inc.(x)*	1,891	4,349
Trevena, Inc.*	9,525	15,621
uniQure NV*	3,705	87,068
Vanda Pharmaceuticals, Inc.*	7,733	130,301
VBI Vaccines, Inc.*	5,996	20,986
Veracyte, Inc.*	4,121	22,913
Verastem, Inc.*	7,962	23,727
Vericel Corp.*	6,144	61,133
Versartis, Inc.*	5,682	9,375
Vital Therapies, Inc.(x)*	5,467	37,176
Voyager Therapeutics, Inc.(x)*	2,968	55,769
vTv Therapeutics, Inc., Class A(x)*	1,328	5,405
XBiotech, Inc.(x)*	3,381	18,088
Xencor, Inc.*	20,748	622,025
XOMA Corp.(x)*	1,047	21,181
Zafgen, Inc.*	3,963	29,524

		26,018,579

Health Care Equipment & Supplies (5.6%)
Accuray, Inc.(x)*	14,884	74,420
AngioDynamics, Inc.*	6,438	111,056
Anika Therapeutics, Inc.*	2,530	125,792
Antares Pharma, Inc.*	24,995	54,989
Apollo Endosurgery, Inc.(x)*	1,133	6,968
AtriCure, Inc.*	5,654	116,020
AxoGen, Inc.*	46,762	1,706,812
Bellerophon Therapeutics, Inc.*	5,257	10,935
Biolase, Inc.*	6,170	2,514
Bovie Medical Corp.*	4,991	14,823
Cerus Corp.*	22,216	121,744
Cesca Therapeutics, Inc.*	390	788
Chembio Diagnostics, Inc.*	1,856	14,848
Co-Diagnostics, Inc.*	1,299	2,832
Cogentix Medical, Inc.*	3,969	15,281
ConforMIS, Inc.*	9,888	14,338
Corindus Vascular Robotics, Inc.(x)*	17,606	24,120
CryoLife, Inc.*	5,656	113,403
CryoPort, Inc.(x)*	4,101	35,269
Cutera, Inc.*	2,302	115,676
CytoSorbents Corp.(x)*	4,710	33,206
Ekso Bionics Holdings, Inc.(x)*	10,232	16,167
Electromed, Inc.(x)*	1,066	5,703
FONAR Corp.*	1,049	31,260
GenMark Diagnostics, Inc.*	8,840	48,090
Glaukos Corp.(x)*	17,645	543,994
Heska Corp.*	1,149	90,851
Invacare Corp.	5,717	99,476
InVivo Therapeutics Holdings Corp.(x)*	5,545	2,967
Invuity, Inc.(x)*	2,650	10,203
iRadimed Corp.(x)*	705	9,941
iRhythm Technologies, Inc.*	33,022	2,078,734
IRIDEX Corp.(x)*	1,589	9,089
Kewaunee Scientific Corp.	362	12,326
Lantheus Holdings, Inc.*	5,307	84,381
LeMaitre Vascular, Inc.	2,680	97,096
Milestone Scientific, Inc.*	3,352	2,413
Misonix, Inc.*	1,243	12,306
Myomo, Inc.(x)*	1,666	4,948
Nuvectra Corp.*	2,450	31,899
Obalon Therapeutics, Inc.*	1,485	5,094
OraSure Technologies, Inc.*	9,903	167,262
Orthofix International NV*	3,036	178,455
OrthoPediatrics Corp.(x)*	811	12,214
Oxford Immunotec Global plc(x)*	4,407	54,867
PAVmed, Inc.(x)*	750	1,230
Presbia plc*	988	2,510
Pulse Biosciences, Inc.(x)*	1,591	21,526
Quotient Ltd.(x)*	4,655	21,925
ReShape Lifesciences, Inc.(x)*	3,345	4,850
Restoration Robotics, Inc.(x)*	628	3,912
Retractable Technologies, Inc.*	2,114	2,177
Rockwell Medical, Inc.(x)*	8,376	43,639
RTI Surgical, Inc.*	9,589	44,109
SeaSpine Holdings Corp.*	1,783	18,080
Second Sight Medical Products, Inc.(x)*	4,226	8,114
Senseonics Holdings, Inc.(x)*	12,239	36,717
Sientra, Inc.(x)*	2,452	23,686
STAAR Surgical Co.*	7,187	106,368
Surmodics, Inc.*	2,280	86,754
Tactile Systems Technology, Inc.(x)*	44,457	1,413,732
Utah Medical Products, Inc.	596	58,915
Valeritas Holdings, Inc.*	299	810
Vermillion, Inc.*	4,885	6,644
ViewRay, Inc.(x)*	5,336	34,310
Viveve Medical, Inc.(x)*	3,635	13,304
Zosano Pharma Corp.(x)*	343	1,729

		8,280,611

Health Care Providers & Services (2.2%)
AAC Holdings, Inc.*	2,056	23,603
Aceto Corp.	5,137	39,041
Addus HomeCare Corp.*	1,306	63,537
Almost Family, Inc.*	2,234	125,104
American Renal Associates Holdings, Inc.*	1,702	32,083
BioScrip, Inc.*	19,907	48,971
BioTelemetry, Inc.*	5,569	172,917
Capital Senior Living Corp.*	4,308	46,311
Catasys, Inc.(x)*	335	1,608
Civitas Solutions, Inc.*	2,818	43,397
Cross Country Healthcare, Inc.*	6,183	68,693
CynergisTek, Inc.*	1,278	6,364
Digirad Corp.	3,218	4,988
Diversicare Healthcare Services, Inc.	719	5,407
Five Star Senior Living, Inc.*	4,585	5,961
Fulgent Genetics, Inc.(x)*	956	3,805
Genesis Healthcare, Inc.*	8,747	13,208
InfuSystem Holdings, Inc.*	3,392	9,837
Joint Corp. (The)*	1,829	12,529
National Research Corp., Class A	1,652	48,321
Nobilis Health Corp.*	9,741	16,073
PetIQ, Inc.(x)*	47,874	1,273,449

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Providence Service Corp. (The)*	1,972	$136,344
Psychemedics Corp.	895	18,509
Quorum Health Corp.*	5,108	41,783
R1 RCM, Inc.*	17,479	124,800
RadNet, Inc.*	6,471	93,182
Sharps Compliance Corp.*	2,232	10,133
Tivity Health, Inc.*	9,971	395,350
Triple-S Management Corp., Class B*	3,978	103,985
US Physical Therapy, Inc.	2,118	172,193

		3,161,486

Health Care Technology (0.3%)
Castlight Health, Inc., Class B*	11,196	40,865
Computer Programs & Systems, Inc.	1,992	58,166
HealthStream, Inc.	4,544	112,828
HTG Molecular Diagnostics, Inc.(x)*	2,116	7,660
Icad, Inc.*	2,396	7,380
NantHealth, Inc.*	2,829	8,628
Simulations Plus, Inc.	1,930	28,468
Tabula Rasa HealthCare, Inc.*	2,123	82,372
Vocera Communications, Inc.*	5,092	119,255

		465,622

Life Sciences Tools & Services (0.3%)
ChromaDex Corp.(x)*	6,869	28,850
Codexis, Inc.*	7,074	77,814
Enzo Biochem, Inc.*	7,669	42,026
Fluidigm Corp.*	6,748	39,408
Harvard Bioscience, Inc.*	5,654	28,270
NanoString Technologies, Inc.*	3,558	26,721
NeoGenomics, Inc.*	9,928	81,012
Pacific Biosciences of California, Inc.(x)*	20,235	41,482
pSivida Corp.*	8,346	10,182
Quanterix Corp.(x)*	876	14,927

		390,692

Pharmaceuticals (3.8%)
AcelRx Pharmaceuticals, Inc.(x)*	7,102	14,914
Aclaris Therapeutics, Inc.*	4,151	72,726
Adamis Pharmaceuticals Corp.(x)*	4,571	15,999
Agile Therapeutics, Inc.*	3,283	8,437
Alimera Sciences, Inc.(x)*	7,805	8,039
Amphastar Pharmaceuticals, Inc.*	6,392	119,850
ANI Pharmaceuticals, Inc.*	1,422	82,789
Aratana Therapeutics, Inc.*	7,079	31,218
Assembly Biosciences, Inc.*	2,837	139,410
Avenue Therapeutics, Inc.*	1,104	4,968
Axsome Therapeutics, Inc.(x)*	2,682	6,571
BioDelivery Sciences International, Inc.(x)*	9,313	20,954
Clearside Biomedical, Inc.*	3,603	38,660
Collegium Pharmaceutical, Inc.*	4,394	112,267
Corium International, Inc.(x)*	3,586	41,131
Cumberland Pharmaceuticals, Inc.*	1,761	11,763
Cymabay Therapeutics, Inc.*	9,406	122,184
Dova Pharmaceuticals, Inc.(x)*	1,097	29,751
Durect Corp.*	25,857	55,334
Egalet Corp.(x)*	9,533	6,007
Endocyte, Inc.(x)*	6,915	62,857
Evoke Pharma, Inc.*	2,252	4,684
Evolus, Inc.*	897	8,100
Eyenovia, Inc.*	499	4,636
Flex Pharma, Inc.(x)*	1,851	9,255
Imprimis Pharmaceuticals, Inc.(x)*	3,047	5,363
Intersect ENT, Inc.*	49,523	1,946,253
Intra-Cellular Therapies, Inc.*	7,429	156,380
Juniper Pharmaceuticals, Inc.*	1,848	18,757
Kala Pharmaceuticals, Inc.(x)*	2,499	39,559
KemPharm, Inc.*	2,049	16,187
Lipocine, Inc.(x)*	3,452	5,282
Melinta Therapeutics, Inc.(x)*	2,659	19,677
MyoKardia, Inc.*	29,784	1,453,458
Neos Therapeutics, Inc.(x)*	4,340	36,022
NovaBay Pharmaceuticals, Inc.*	679	2,343
Novan, Inc.*	3,440	10,079
Novus Therapeutics, Inc.*	515	2,482
Ocular Therapeutix, Inc.(x)*	5,064	32,967
Odonate Therapeutics, Inc.*	1,185	25,098
Omeros Corp.(x)*	7,975	89,081
Optinose, Inc.(x)*	951	19,039
Paratek Pharmaceuticals, Inc.*	4,686	60,918
Pernix Therapeutics Holdings, Inc.(x)*	1,816	4,340
PLx Pharma, Inc.*	1,383	4,633
ProPhase Labs, Inc.*	1,585	4,692
Pulmatrix, Inc.(x)*	2,320	1,181
Reata Pharmaceuticals, Inc., Class A(x)*	1,964	40,282
resTORbio, Inc.*	1,171	11,218
Revance Therapeutics, Inc.*	4,707	144,976
scPharmaceuticals, Inc.(x)*	1,280	15,872
SCYNEXIS, Inc.(x)*	4,073	5,458
Senestech, Inc.(x)*	300	153
Sienna Biopharmaceuticals, Inc.*	2,644	49,654
Teligent, Inc.(x)*	7,185	24,142
Tetraphase Pharmaceuticals, Inc.*	8,794	26,998
Titan Pharmaceuticals, Inc.(x)*	3,653	3,836
VIVUS, Inc.(x)*	18,355	6,533
WaVe Life Sciences Ltd.*	2,072	83,087
Zogenix, Inc.*	5,987	239,779
Zynerba Pharmaceuticals, Inc.(x)*	1,990	17,293

		5,655,576

Total Health Care		43,972,566

Industrials (9.6%)
Aerospace & Defense (1.1%)
Aerovironment, Inc.*	23,416	1,065,661
Arotech Corp.*	4,321	13,179
CPI Aerostructures, Inc.*	1,390	13,553
Ducommun, Inc.*	1,847	56,112
Innovative Solutions & Support, Inc.*	2,181	7,699
KeyW Holding Corp. (The)(x)*	8,435	66,299
Kratos Defense & Security Solutions, Inc.*	14,996	154,308
National Presto Industries, Inc.(x)	866	81,188
SIFCO Industries, Inc.*	440	2,430
Sparton Corp.*	1,704	29,667
Vectrus, Inc.*	1,916	71,352

		1,561,448

Air Freight & Logistics (1.5%)
Air T, Inc.*	246	6,150
Air Transport Services Group, Inc.*	52,348	1,220,754
Echo Global Logistics, Inc.*	33,178	915,713
Park-Ohio Holdings Corp.	1,549	60,179
Radiant Logistics, Inc.*	6,626	25,643

		2,228,439

Building Products (0.4%)
Alpha Pro Tech Ltd.*	2,222	7,444
Armstrong Flooring, Inc.*	3,830	51,973
Continental Materials Corp.*	108	2,106
CSW Industrials, Inc.*	2,545	114,652
Insteel Industries, Inc.	3,192	88,195
PGT Innovations, Inc.*	8,445	157,499
Quanex Building Products Corp.	6,143	106,888

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tecogen, Inc.(x)*	3,375	$9,653

		538,410

Commercial Services & Supplies (0.7%)
Acme United Corp.	385	8,023
AMREP Corp.*	671	4,824
Aqua Metals, Inc.(x)*	4,050	10,490
ARC Document Solutions, Inc.*	7,052	15,514
Casella Waste Systems, Inc., Class A*	6,855	160,270
CECO Environmental Corp.	5,250	23,363
Cemtrex, Inc.(x)*	1,146	3,266
CompX International, Inc.	297	4,099
Ecology and Environment, Inc., Class A	414	4,802
Ennis, Inc.	4,346	85,616
Heritage-Crystal Clean, Inc.*	2,484	58,498
Hudson Technologies, Inc.(x)*	6,403	31,631
InnerWorkings, Inc.*	8,268	74,825
Intersections, Inc.(x)*	1,472	2,399
Kimball International, Inc., Class B	6,400	109,056
NL Industries, Inc.*	1,456	11,430
Odyssey Marine Exploration, Inc.(x)*	1,191	9,850
Performant Financial Corp.*	6,209	18,627
Perma-Fix Environmental Services*	1,976	8,200
Quest Resource Holding Corp.*	1,041	2,301
SP Plus Corp.*	3,058	108,865
Team, Inc.(x)*	5,145	70,744
Viad Corp.	3,537	185,515
Virco Manufacturing Corp.	1,516	6,216
VSE Corp.	1,510	78,097

		1,096,521

Construction & Engineering (2.1%)
Ameresco, Inc., Class A*	3,336	43,368
Goldfield Corp. (The)*	4,248	16,355
Great Lakes Dredge & Dock Corp.*	10,010	46,046
HC2 Holdings, Inc.*	7,345	38,635
IES Holdings, Inc.*	1,551	23,498
Layne Christensen Co.*	3,152	47,028
Limbach Holdings, Inc.*	574	7,106
MYR Group, Inc.*	2,797	86,204
Northwest Pipe Co.*	1,646	28,476
NV5 Global, Inc.*	46,167	2,573,810
Orion Group Holdings, Inc.*	4,798	31,619
Sterling Construction Co., Inc.*	4,548	52,120

		2,994,265

Electrical Equipment (0.5%)
Allied Motion Technologies, Inc.	1,158	46,031
American Superconductor Corp.(x)*	3,455	20,108
Babcock & Wilcox Enterprises, Inc.(x)*	7,676	33,544
Broadwind Energy, Inc.*	2,493	5,485
Energous Corp.(x)*	3,278	52,546
Energy Focus, Inc.(x)*	1,790	4,529
Enphase Energy, Inc.(x)*	12,942	59,145
Espey Manufacturing & Electronics Corp.	301	7,886
FuelCell Energy, Inc.(x)*	11,287	19,527
Ideal Power, Inc.(x)*	2,206	2,515
LSI Industries, Inc.	4,227	34,281
Orion Energy Systems, Inc.*	4,754	4,041
Pioneer Power Solutions, Inc.*	679	4,312
Plug Power, Inc.(x)*	39,773	75,171
Polar Power, Inc.(x)*	672	3,333
Powell Industries, Inc.	1,578	42,354
Preformed Line Products Co.	536	34,888
Revolution Lighting Technologies, Inc.(x)*	2,157	7,399
Sunrun, Inc.*	14,913	133,172
TPI Composites, Inc.*	1,882	42,251
Ultralife Corp.*	1,750	17,500
Vicor Corp.*	2,911	83,108
Vivint Solar, Inc.(x)*	4,536	16,556

		749,682

Machinery (1.8%)
Alamo Group, Inc.	1,643	180,566
ARC Group Worldwide, Inc.*	1,761	3,434
ASV Holdings, Inc.*	677	4,915
Blue Bird Corp.*	1,982	46,973
Columbus McKinnon Corp.	3,861	138,378
Commercial Vehicle Group, Inc.*	4,424	34,286
DMC Global, Inc.	2,475	66,206
Douglas Dynamics, Inc.	3,854	167,071
Eastern Co. (The)	981	27,959
Energy Recovery, Inc.(x)*	6,405	52,649
ExOne Co. (The)(x)*	1,955	14,232
FreightCar America, Inc.	2,115	28,341
Gencor Industries, Inc.*	1,421	22,878
Global Brass & Copper Holdings, Inc.	3,795	126,943
Graham Corp.	1,694	36,285
Hardinge, Inc.	2,039	37,354
Hurco Cos., Inc.	1,116	51,224
Jason Industries, Inc.*	3,889	12,095
Kadant, Inc.	1,893	178,889
LB Foster Co., Class A*	1,463	34,454
LS Starrett Co. (The), Class A	950	6,413
Lydall, Inc.*	2,919	140,842
Manitex International, Inc.*	2,587	29,569
Miller Industries, Inc.	1,923	48,075
NN, Inc.	4,758	114,192
Omega Flex, Inc.	516	33,592
Perma-Pipe International Holdings, Inc.*	1,255	11,358
Spartan Motors, Inc.	46,704	803,308
Taylor Devices, Inc.*	584	6,307
Titan International, Inc.	8,736	110,161
Twin Disc, Inc.*	1,478	32,132
Xerium Technologies, Inc.*	2,086	13,455

		2,614,536

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	6,740	33,363
Genco Shipping & Trading Ltd.(x)*	1,345	19,126
Navios Maritime Holdings, Inc.*	15,317	13,753
Pangaea Logistics Solutions Ltd.(x)*	1,569	4,158
Safe Bulkers, Inc.*	8,425	26,707
Scorpio Bulkers, Inc.	10,722	75,590

		172,697

Professional Services (0.8%)
Acacia Research Corp.*	7,785	27,248
Barrett Business Services, Inc.	1,235	102,357
BG Staffing, Inc.	1,212	23,016
CBIZ, Inc.*	8,891	162,261
CRA International, Inc.	1,356	70,905
DLH Holdings Corp.*	675	3,942
Forrester Research, Inc.	1,752	72,620
Franklin Covey Co.*	1,704	45,838
GEE Group, Inc.(x)*	1,050	2,775
GP Strategies Corp.*	2,196	49,739
Heidrick & Struggles International, Inc.	3,199	99,969
Hill International, Inc.*	6,021	34,320

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hudson Global, Inc.*	4,544	$8,815
Kelly Services, Inc., Class A	5,322	154,551
Kforce, Inc.	4,075	110,229
Luna Innovations, Inc.*	4,647	15,056
Mastech Digital, Inc.*	339	4,183
Mistras Group, Inc.*	3,115	58,998
RCM Technologies, Inc.	1,412	8,147
Red Violet, Inc.(x)*	468	2,856
Resources Connection, Inc.	5,340	86,508
Volt Information Sciences, Inc.*	1,809	5,517
Willdan Group, Inc.*	1,324	37,535

		1,187,385

Road & Rail (0.3%)
ArcBest Corp.	4,531	145,219
Celadon Group, Inc.(x)	4,750	17,575
Covenant Transportation Group, Inc., Class A*	2,073	61,838
Daseke, Inc.*	5,712	55,920
PAM Transportation Services, Inc.*	406	14,758
Patriot Transportation Holding, Inc.*	424	7,869
Roadrunner Transportation Systems, Inc.*	5,421	13,769
Universal Logistics Holdings, Inc.	1,461	30,900
USA Truck, Inc.*	1,467	37,394
YRC Worldwide, Inc.*	5,697	50,305

		435,547

Trading Companies & Distributors (0.3%)
BlueLinx Holdings, Inc.*	1,544	50,319
CAI International, Inc.*	2,856	60,719
DXP Enterprises, Inc.*	2,769	107,852
EnviroStar, Inc.(x)	609	23,903
Foundation Building Materials, Inc.*	2,565	38,244
General Finance Corp.*	1,743	12,637
Houston Wire & Cable Co.*	2,898	21,228
Huttig Building Products, Inc.(x)*	4,237	22,160
Lawson Products, Inc.*	1,131	28,558
Titan Machinery, Inc.*	3,231	76,122
Transcat, Inc.*	1,172	18,342
Willis Lease Finance Corp.*	623	21,356

		481,440

Transportation Infrastructure (0.0%)
Sino-Global Shipping America Ltd.(x)*	1,009	1,130

Total Industrials		14,061,500

Information Technology (19.1%)
Communications Equipment (0.8%)
Aerohive Networks, Inc.*	5,505	22,240
Aviat Networks, Inc.*	779	13,056
Black Box Corp.	2,629	5,258
CalAmp Corp.*	6,086	139,247
Calix, Inc.*	7,509	51,437
Clearfield, Inc.*	2,042	26,342
ClearOne, Inc.	1,035	8,228
Communications Systems, Inc.	1,291	4,738
Comtech Telecommunications Corp.	17,956	536,704
DASAN Zhone Solutions, Inc.*	1,187	13,389
Digi International, Inc.*	4,625	47,638
EMCORE Corp.*	4,679	26,670
Harmonic, Inc.*	13,844	52,607
Inseego Corp.(x)*	7,553	13,444
KVH Industries, Inc.*	2,722	28,173
Lantronix, Inc.*	1,410	2,905
Network-1 Technologies, Inc.	2,367	6,273
ParkerVision, Inc.(x)*	3,083	2,466
PC-Tel, Inc.	2,917	20,944
Quantenna Communications, Inc.(x)*	3,861	52,896
RELM Wireless Corp.	1,523	6,016
Resonant, Inc.(x)*	2,124	6,776
Ribbon Communications, Inc.*	8,296	42,310
TESSCO Technologies, Inc.	1,078	24,956

		1,154,713

Electronic Equipment, Instruments & Components (1.3%)
Airgain, Inc.*	1,280	9,907
Akoustis Technologies, Inc.(x)*	2,077	12,109
Applied DNA Sciences, Inc.(x)*	3,719	5,355
Bel Fuse, Inc., Class B	1,686	31,865
ClearSign Combustion Corp.(x)*	2,608	5,281
Control4 Corp.*	4,571	98,185
CTS Corp.	5,645	153,544
CUI Global, Inc.(x)*	4,728	12,293
Daktronics, Inc.	6,215	54,754
Data I/O Corp.*	1,350	10,044
Electro Scientific Industries, Inc.*	5,596	108,171
eMagin Corp.(x)*	3,419	4,958
FARO Technologies, Inc.*	2,898	169,243
Frequency Electronics, Inc.*	1,025	8,969
ID Systems, Inc.(x)*	2,051	12,757
Identiv, Inc.*	2,358	8,819
IEC Electronics Corp.(x)*	1,794	8,062
Intellicheck, Inc.(x)*	2,721	4,898
Interlink Electronics, Inc.*	196	1,078
IntriCon Corp.(x)*	1,076	21,520
Iteris, Inc.*	4,643	23,029
KEMET Corp.*	9,689	175,662
Key Tronic Corp.*	1,807	12,577
Kimball Electronics, Inc.*	4,556	73,579
LightPath Technologies, Inc., Class A(x)*	4,101	9,022
LRAD Corp.*	5,758	13,243
Maxwell Technologies, Inc.(x)*	6,330	37,537
Mesa Laboratories, Inc.	569	84,462
MicroVision, Inc.(x)*	13,331	15,064
Napco Security Technologies, Inc.*	2,048	23,962
Neonode, Inc.(x)*	7,303	3,077
Netlist, Inc.(x)*	9,767	2,256
PAR Technology Corp.*	1,943	27,377
Park Electrochemical Corp.	3,428	57,728
PC Connection, Inc.	2,020	50,500
PCM, Inc.*	1,557	12,923
Perceptron, Inc.*	1,394	11,919
Radisys Corp.(x)*	6,425	4,118
Research Frontiers, Inc.(x)*	3,320	3,237
Richardson Electronics Ltd.	1,884	14,978
Systemax, Inc.	2,011	57,414
Vishay Precision Group, Inc.*	14,366	447,502
Wayside Technology Group, Inc.	682	8,866
Wireless Telecom Group, Inc.*	3,057	7,459

		1,919,303

Internet Software & Services (7.5%)
Alteryx, Inc., Class A*	35,227	1,202,650
Amber Road, Inc.*	3,504	31,186
Appfolio, Inc., Class A*	15,545	635,013
Apptio, Inc., Class A*	40,086	1,136,037
AutoWeb, Inc.*	1,919	5,719
Blucora, Inc.*	7,758	190,847
Brightcove, Inc.*	5,940	41,283
Carbonite, Inc.*	4,405	126,864
Cardlytics, Inc.*	953	13,942
Care.com, Inc.*	103,079	1,677,094
ChannelAdvisor Corp.*	4,427	40,286
Determine, Inc.*	1,352	1,920
DHI Group, Inc.*	8,526	13,642

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
eGain Corp.*	3,048	$24,232
Five9, Inc.*	53,191	1,584,560
Instructure, Inc.*	46,008	1,939,236
Internap Corp.*	3,478	38,258
Inuvo, Inc.*	4,633	4,251
iPass, Inc.*	11,293	4,291
Issuer Direct Corp.	236	4,012
Leaf Group Ltd.*	2,545	17,942
Limelight Networks, Inc.*	15,969	65,633
Liquidity Services, Inc.*	4,477	29,101
LivePerson, Inc.*	9,668	158,072
Marchex, Inc., Class B	5,809	15,859
Marin Software, Inc.*	796	5,293
Meet Group, Inc. (The)*	11,793	24,647
Mimecast Ltd.*	30,073	1,065,486
Ominto, Inc.(x)*	2,218	6,366
Professional Diversity Network, Inc.*	224	629
QuinStreet, Inc.*	6,582	84,052
Reis, Inc.	1,571	33,698
Remark Holdings, Inc.(x)*	2,987	16,966
Rhythmone plc*	3,030	7,302
SendGrid, Inc.*	21,998	619,024
SharpSpring, Inc.*	893	5,688
ShotSpotter, Inc.(x)*	849	22,499
Support.com, Inc.*	2,635	7,273
Synacor, Inc.*	5,767	9,227
TechTarget, Inc.*	3,429	68,169
Telaria, Inc.*	6,262	23,545
Tintri, Inc.*	2,467	4,219
Travelzoo*	1,076	7,801
Tucows, Inc., Class A*	1,575	88,200
Veritone, Inc.*	459	6,389
XO Group, Inc.*	4,304	89,308

		11,197,711

IT Services (0.5%)
ALJ Regional Holdings, Inc.*	3,228	6,779
Cass Information Systems, Inc.	2,118	126,042
Computer Task Group, Inc.*	2,607	21,351
CSP, Inc.	614	6,601
Edgewater Technology, Inc.*	1,957	10,861
Everi Holdings, Inc.*	11,363	74,655
Hackett Group, Inc. (The)	4,058	65,171
Information Services Group, Inc.*	5,729	23,947
Innodata, Inc.(x)*	4,323	4,669
JetPay Corp.(x)*	1,559	3,586
Mattersight Corp.(x)*	3,937	8,268
MoneyGram International, Inc.*	5,098	43,945
Perficient, Inc.*	6,010	137,748
PFSweb, Inc.*	2,675	23,380
PRGX Global, Inc.*	3,598	34,001
ServiceSource International, Inc.*	13,597	51,805
StarTek, Inc.*	1,806	17,663
Steel Connect, Inc.*	6,607	14,007
Unisys Corp.(x)*	8,839	95,019

		769,498

Semiconductors & Semiconductor Equipment (2.7%)
Adesto Technologies Corp.*	2,991	22,133
Aehr Test Systems(x)*	3,010	6,773
Alpha & Omega Semiconductor Ltd.*	3,551	54,863
Amtech Systems, Inc.*	1,995	14,603
Aquantia Corp.(x)*	61,831	970,748
Atomera, Inc.(x)*	1,834	11,444
Axcelis Technologies, Inc.*	5,374	132,200
AXT, Inc.*	6,509	47,190
CEVA, Inc.*	23,450	848,890
Cohu, Inc.	4,801	109,511
CVD Equipment Corp.(x)*	980	8,947
CyberOptics Corp.*	1,210	21,780
DSP Group, Inc.*	3,809	44,946
Everspin Technologies, Inc.*	1,637	12,359
FormFactor, Inc.*	12,652	172,700
GSI Technology, Inc.*	2,491	18,458
Ichor Holdings Ltd.(x)*	17,757	429,897
Impinj, Inc.(x)*	3,146	40,961
inTEST Corp.*	1,510	10,042
Kopin Corp.*	10,843	33,830
Nanometrics, Inc.*	4,220	113,518
NeoPhotonics Corp.(x)*	5,648	38,689
NVE Corp.	833	69,231
PDF Solutions, Inc.*	4,878	56,877
Photronics, Inc.*	11,812	97,449
Pixelworks, Inc.*	4,994	19,327
QuickLogic Corp.(x)*	13,779	20,944
Rudolph Technologies, Inc.*	5,480	151,796
Sigma Designs, Inc.*	6,522	40,436
SMART Global Holdings, Inc.*	1,662	82,834
Sunworks, Inc.(x)*	3,482	3,308
Ultra Clean Holdings, Inc.*	6,606	127,166
Xcerra Corp.*	9,363	109,079

		3,942,929

Software (6.1%)
8x8, Inc.*	51,396	958,535
A10 Networks, Inc.*	8,989	52,316
Agilysys, Inc.*	2,638	31,445
American Software, Inc., Class A	4,860	63,180
Appian Corp.(x)*	46,029	1,159,010
Asure Software, Inc.*	1,668	20,416
Aware, Inc.*	2,595	10,769
BSQUARE Corp.*	2,028	8,619
Datawatch Corp.*	1,781	15,406
Digimarc Corp.*	1,795	42,990
Digital Turbine, Inc.(x)*	11,333	22,779
Everbridge, Inc.*	59,898	2,192,267
Evolving Systems, Inc.*	1,655	7,944
Finjan Holdings, Inc.*	1,118	3,634
GlobalSCAPE, Inc.	2,274	8,368
Glu Mobile, Inc.*	18,455	69,575
GSE Systems, Inc.*	2,666	8,665
Majesco*	1,017	5,146
Materialise NV (ADR)(x)*	33,075	386,647
Mind CTI Ltd.(x)	2,850	6,242
Mitek Systems, Inc.*	5,401	39,967
MobileIron, Inc.*	10,049	49,743
Model N, Inc.*	4,127	74,492
NetSol Technologies, Inc.*	1,778	8,179
Park City Group, Inc.(x)*	2,309	20,204
PROS Holdings, Inc.*	4,705	155,312
QAD, Inc., Class A	1,773	73,845
RealNetworks, Inc.*	4,080	12,485
Rosetta Stone, Inc.*	2,962	38,950
Rubicon Project, Inc. (The)*	7,788	14,018
Seachange International, Inc.*	6,043	16,377
SITO Mobile Ltd.(x)*	4,327	17,395
Talend SA (ADR)*	32,702	1,573,620
Telenav, Inc.*	5,153	27,826
Upland Software, Inc.(x)*	1,411	40,623
Varonis Systems, Inc.*	24,011	1,452,666
VASCO Data Security International, Inc.*	5,364	69,464
VirnetX Holding Corp.(x)*	8,933	35,285
Workiva, Inc.*	4,520	107,124

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Zix Corp.*	9,353	$39,937

		8,941,465

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.	933	14,462
Avid Technology, Inc.*	5,888	26,731
CPI Card Group, Inc.(x)	725	2,186
Eastman Kodak Co.(x)*	2,931	15,681
Immersion Corp.(x)*	5,063	60,502
Intevac, Inc.*	3,395	23,426
One Stop Systems, Inc.*	697	3,067
Quantum Corp.(x)*	4,904	17,851
TransAct Technologies, Inc.	1,154	15,060
USA Technologies, Inc.*	8,422	75,797

		254,763

Total Information Technology		28,180,382

Materials (1.4%)
Chemicals (0.7%)
Advanced Emissions Solutions, Inc.(x)	3,437	39,251
AgroFresh Solutions, Inc.(x)*	3,909	28,731
American Vanguard Corp.	5,034	101,687
Core Molding Technologies, Inc.	1,300	23,179
Flotek Industries, Inc.*	9,707	59,213
FutureFuel Corp.	4,387	52,600
Hawkins, Inc.	1,714	60,247
Intrepid Potash, Inc.(x)*	17,146	62,411
KMG Chemicals, Inc.	2,292	137,405
Koppers Holdings, Inc.*	3,624	148,946
LSB Industries, Inc.(x)*	3,818	23,404
Marrone Bio Innovations, Inc.(x)*	4,518	9,036
Northern Technologies International Corp.	626	14,085
OMNOVA Solutions, Inc.*	7,605	79,853
Rayonier Advanced Materials, Inc.	8,641	185,523
Trecora Resources*	3,477	47,287
Tredegar Corp.	4,550	81,673

		1,154,531

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	339	24,808

Containers & Packaging (0.1%)
Myers Industries, Inc.	4,056	85,784
UFP Technologies, Inc.*	1,154	34,043

		119,827

Metals & Mining (0.5%)
Ampco-Pittsburgh Corp.	1,541	13,715
Friedman Industries, Inc.	1,307	7,672
Gold Resource Corp.	9,225	41,605
Haynes International, Inc.	2,170	80,529
Klondex Mines Ltd.*	30,819	72,425
Olympic Steel, Inc.	1,624	33,308
Pershing Gold Corp.*	2,897	5,939
Ramaco Resources, Inc.(x)*	1,036	7,449
Ryerson Holding Corp.*	2,842	23,162
Schnitzer Steel Industries, Inc., Class A	4,612	149,197
SunCoke Energy, Inc.*	11,255	121,104
Synalloy Corp.	1,469	21,080
TimkenSteel Corp.*	6,948	105,540
Universal Stainless & Alloy Products, Inc.*	1,271	34,953

		717,678

Paper & Forest Products (0.1%)
Verso Corp., Class A*	5,966	100,467

Total Materials		2,117,311

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Armada Hoffler Properties, Inc. (REIT)	7,938	108,671
Ashford Hospitality Prime, Inc. (REIT)	4,570	44,420
Ashford Hospitality Trust, Inc. (REIT)	13,580	87,727
Bluerock Residential Growth REIT, Inc. (REIT)(x)	3,967	33,720
BRT Apartments Corp. (REIT)	1,380	16,215
CatchMark Timber Trust, Inc. (REIT), Class A	7,521	93,787
Cedar Realty Trust, Inc. (REIT)	15,663	61,712
City Office REIT, Inc. (REIT)	6,093	70,435
Clipper Realty, Inc. (REIT)(x)	2,683	22,725
Community Healthcare Trust, Inc. (REIT)	2,966	76,345
Condor Hospitality Trust, Inc. (REIT)	941	9,410
CorEnergy Infrastructure Trust, Inc. (REIT)	2,075	77,896
Farmland Partners, Inc. (REIT)(x)	5,591	46,685
Getty Realty Corp. (REIT)	5,464	137,801
Gladstone Commercial Corp. (REIT)	4,981	86,371
Gladstone Land Corp. (REIT)(x)	1,796	21,696
Global Medical REIT, Inc. (REIT)(x)	3,139	21,816
Global Self Storage, Inc. (REIT)	1,356	5,994
Independence Realty Trust, Inc. (REIT)	14,677	134,735
Innovative Industrial Properties, Inc. (REIT)(x)	1,067	28,542
Jernigan Capital, Inc. (REIT)	2,279	41,250
MedEquities Realty Trust, Inc. (REIT)	4,937	51,888
NexPoint Residential Trust, Inc. (REIT)	2,967	73,700
One Liberty Properties, Inc. (REIT)	2,607	57,615
Plymouth Industrial REIT, Inc. (REIT)(x)	506	8,693
Preferred Apartment Communities, Inc. (REIT), Class A	6,553	92,987
RAIT Financial Trust (REIT)(x)	15,352	2,479
Reven Housing REIT, Inc. (REIT)(x)*	477	1,383
Safety Income & Growth, Inc. (REIT)(x)	1,789	28,606
Sotherly Hotels, Inc. (REIT)	2,099	14,525
UMH Properties, Inc. (REIT)	5,433	72,857
Universal Health Realty Income Trust (REIT)	2,233	134,203
Urstadt Biddle Properties, Inc. (REIT), Class A	5,145	99,299
Wheeler Real Estate Investment Trust, Inc. (REIT)(x)	1,480	5,298
Whitestone REIT (REIT)(x)	6,513	67,670

		1,939,156

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	132	8,138
Altisource Portfolio Solutions SA(x)*	1,861	49,428
American Realty Investors, Inc.*	361	6,671
Consolidated-Tomoka Land Co.	665	41,795

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Forestar Group, Inc.(x)*	1,826	$38,620
FRP Holdings, Inc.*	1,167	65,352
Griffin Industrial Realty, Inc.	114	4,278
JW Mays, Inc.*	71	2,645
Maui Land & Pineapple Co., Inc.*	1,108	12,908
Rafael Holdings, Inc., Class B(x)*	1,521	7,374
Stratus Properties, Inc.*	1,009	30,472
Tejon Ranch Co.*	3,220	74,415
Transcontinental Realty Investors, Inc.(x)*	321	13,036
Trinity Place Holdings, Inc.*	3,462	22,503

		377,635

Total Real Estate		2,316,791

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.*	8,845	15,921
Fusion Telecommunications International, Inc.(x)*	5,081	16,412
Hawaiian Telcom Holdco, Inc.*	1,039	27,721
IDT Corp., Class B*	3,041	19,067
Intelsat SA*	6,379	23,985
magicJack VocalTec Ltd.*	2,192	18,413
Ooma, Inc.*	2,960	32,264
ORBCOMM, Inc.*	11,947	111,942
pdvWireless, Inc.*	1,668	49,790

		315,515

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	6,657	164,894
Spok Holdings, Inc.	3,474	51,936

		216,830

Total Telecommunication Services		532,345

Utilities (0.5%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B	2,256	11,257
Spark Energy, Inc., Class A(x)	2,031	24,068

		35,325

Gas Utilities (0.0%)
RGC Resources, Inc.	1,160	29,464

Independent Power and Renewable Electricity Producers (0.0%)
Atlantic Power Corp.(x)*	20,098	42,206
US Geothermal, Inc.*	2,758	14,783

		56,989

Multi-Utilities (0.1%)
Unitil Corp.	2,477	114,958

Water Utilities (0.4%)
AquaVenture Holdings Ltd.*	2,021	25,101
Artesian Resources Corp., Class A	1,366	49,832
Cadiz, Inc.(x)*	3,779	51,017
Connecticut Water Service, Inc.	2,073	125,478
Consolidated Water Co. Ltd.	2,556	37,190
Global Water Resources, Inc.	1,746	15,662
Middlesex Water Co.	2,786	102,245
Pure Cycle Corp.*	2,957	27,944
York Water Co. (The)	2,262	70,121

		504,590

Total Utilities		741,326

Total Common Stocks (97.3%) (Cost $116,175,946)		143,017,561

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc.(x)* (Cost $—)	7,676	14,723

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Ditech Holding Corp., expiring 1/31/28(r)*	610	—

Total Financials		—

Industrials (0.0%)
Marine (0.0%)
Eagle Bulk Shipping, Inc., expiring 10/15/21*	452	36

Total Industrials		36

Total Warrants (0.0%) (Cost $—)		36

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	419,546	419,504

	Principal Amount	Value (Note 1)
Repurchase Agreements (13.6%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $100,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $102,084.(xx)	$100,000	100,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,400,198, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,429,179.(xx)	1,400,000	1,400,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,200,330, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $2,244,113.(xx)	2,200,000	2,200,000

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $2,000,600, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $2,040,104.(xx)	$2,000,000	$2,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,700,248, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,734,087.(xx)	1,700,000	1,700,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $2,639,235, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $2,691,639.(xx)	2,638,859	2,638,859
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $600,095, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $612,310.(xx)	600,000	600,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,700,416, collateralized by various Common Stocks; total market value $3,003,256.(xx)	2,700,000	2,700,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,700,416, collateralized by various Common Stocks; total market value $3,003,256.(xx)	2,700,000	2,700,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $1,000,366, collateralized by various Common Stocks; total market value $1,112,317.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,000,300, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $2,040,039.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		20,038,859

Total Short-Term Investments (13.9%) (Cost $20,458,381)		20,458,363

Total Investments in Securities (111.2%) (Cost $136,634,327)		163,490,683
Other Assets Less Liabilities (-11.2%)		(16,505,466)

Net Assets (100%)		$146,985,217

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $19,732,021. This was secured by cash collateral of $20,038,859 which was subsequently invested in joint repurchase agreements with a total value of $20,038,859, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $9,597 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 4/26/18-8/15/47.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	22	6/2018	USD	1,684,320	(58,596)

					(58,596)

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$17,381,047	$89,189	$—		$17,470,236
Consumer Staples	4,295,166	9,733	—		4,304,899
Energy	4,806,177	—	—		4,806,177
Financials	24,514,028	—	—		24,514,028
Health Care	43,972,566	—	—		43,972,566
Industrials	14,025,842	35,658	—		14,061,500
Information Technology	28,175,644	4,738	—		28,180,382
Materials	2,117,311	—	—		2,117,311
Real Estate	2,312,513	4,278	—		2,316,791
Telecommunication Services	532,345	—	—		532,345
Utilities	741,326	—	—		741,326
Rights
Industrials	—	14,723	—		14,723
Short-Term Investments
Investment Company	419,504	—	—		419,504
Repurchase Agreements	—	20,038,859	—		20,038,859
Warrants
Financials	—	—	—	(c)	— (c)
Industrials	36	—	—		36

Total Assets	$143,293,505	$20,197,178	$—		$163,490,683

Liabilities:
Futures	$(58,596)	$—	$—		$(58,596)

Total Liabilities	$(58,596)	$—	$—		$(58,596)

Total	$143,234,909	$20,197,178	$—		$163,432,087

(a)	Securities with a market value of $53,850 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $90,537 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,821,419
Aggregate gross unrealized depreciation	(14,404,645)

Net unrealized appreciation	$26,416,774

Federal income tax cost of investments in securities and derivative instruments, if applicable	$137,015,313

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (4.7%)
Fertilizers & Agricultural Chemicals (4.7%)
CF Industries Holdings, Inc.	1,841	$69,461
FMC Corp.	1,060	81,164
Israel Chemicals Ltd.	5,526	23,415
K+S AG (Registered)	1,510	43,587
Monsanto Co.	3,474	405,381
Mosaic Co. (The)	2,631	63,881
Nutrien Ltd.	5,084	240,280
Yara International ASA	1,396	59,304

Total Chemicals		986,473

Food Products (1.9%)
Agricultural Products (1.9%)
Archer-Daniels-Midland Co.	4,413	191,392
Bunge Ltd.	1,110	82,073
Golden Agri-Resources Ltd.(x)	55,500	14,873
Ingredion, Inc.	567	73,097
Wilmar International Ltd.	12,583	30,652

Total Food Products		392,087

Metals & Mining (23.3%)
Aluminum (0.5%)
Alumina Ltd.	19,241	35,120
Norsk Hydro ASA	10,571	62,337

		97,457

Copper (1.6%)
Antofagasta plc	3,111	40,273
First Quantum Minerals Ltd.	5,440	76,384
Freeport-McMoRan, Inc.*	10,852	190,670
Lundin Mining Corp.	5,168	33,896

		341,223

Diversified Metals & Mining (12.9%)
Anglo American plc	10,530	246,003
BHP Billiton Ltd.	25,245	558,428
BHP Billiton plc	16,667	328,774
Boliden AB	2,150	75,795
Glencore plc*	96,557	480,448
Mitsubishi Materials Corp.	882	26,525
Rio Tinto Ltd.	3,242	182,220
Rio Tinto plc	9,567	485,734
South32 Ltd.	40,788	101,669
Sumitomo Metal Mining Co. Ltd.	1,951	82,143
Teck Resources Ltd., Class B	4,502	115,944
Turquoise Hill Resources Ltd.*	7,940	24,282

		2,707,965

Gold (3.5%)
Agnico Eagle Mines Ltd.	1,833	77,113
Barrick Gold Corp.	9,201	114,624
Franco-Nevada Corp.	1,466	100,020
Goldcorp, Inc.	6,841	94,463
Kinross Gold Corp.*	9,840	38,876
Newcrest Mining Ltd.	6,032	90,683
Newmont Mining Corp.	4,209	164,446
Randgold Resources Ltd.	743	61,544

		741,769

Precious Metals & Minerals (0.2%)
Fresnillo plc	1,744	31,069

Silver (0.3%)
Wheaton Precious Metals Corp.	3,491	71,129

Steel (4.3%)
ArcelorMittal	5,242	166,267
BlueScope Steel Ltd.	4,393	51,659
Fortescue Metals Group Ltd.	12,238	40,962
Hitachi Metals Ltd.	1,692	20,004
JFE Holdings, Inc.	4,121	83,016
Kobe Steel Ltd.	2,444	24,485
Maruichi Steel Tube Ltd.	445	13,613
Nippon Steel & Sumitomo Metal Corp.	5,999	131,729
Nucor Corp.	2,509	153,275
Steel Dynamics, Inc.	1,870	82,691
thyssenkrupp AG	3,439	89,690
voestalpine AG	905	47,491

		904,882

Total Metals & Mining		4,895,494

Oil, Gas & Consumable Fuels (67.8%)
Coal & Consumable Fuels (0.1%)
Cameco Corp.	3,123	28,385

Integrated Oil & Gas (49.7%)
BP plc	156,130	1,051,300
Cenovus Energy, Inc.	8,242	70,179
Chevron Corp.	14,989	1,709,346
Eni SpA	20,075	353,881
Exxon Mobil Corp.	33,437	2,494,735
Galp Energia SGPS SA	3,955	74,601
Husky Energy, Inc.	2,776	39,733
Imperial Oil Ltd.	2,313	61,256
Occidental Petroleum Corp.	6,039	392,293
OMV AG	1,162	67,757
Origin Energy Ltd.*	13,818	93,372
Repsol SA	9,890	175,712
Royal Dutch Shell plc, Class A	35,862	1,125,339
Royal Dutch Shell plc, Class B	29,558	952,504
Statoil ASA	9,094	215,383
Suncor Energy, Inc.	13,059	450,960
TOTAL SA	18,957	1,077,395

		10,405,746

Oil & Gas Exploration & Production (18.0%)
Anadarko Petroleum Corp.	4,318	260,850
Antero Resources Corp.*	1,743	34,599
Apache Corp.	3,006	115,671
ARC Resources Ltd.	2,791	30,415
Cabot Oil & Gas Corp.	3,650	87,527
Canadian Natural Resources Ltd.	8,652	271,980
Cimarex Energy Co.	752	70,312
Concho Resources, Inc.*	1,174	176,487
ConocoPhillips	9,435	559,401
Continental Resources, Inc.*	740	43,623
Crescent Point Energy Corp.	4,307	29,285
Devon Energy Corp.	3,936	125,126
Diamondback Energy, Inc.*	698	88,311
Encana Corp.	7,679	84,458
EOG Resources, Inc.	4,563	480,347
EQT Corp.	1,994	94,735
Hess Corp.	2,257	114,249
Inpex Corp.	7,500	92,759
Lundin Petroleum AB*	1,471	37,177
Marathon Oil Corp.	6,705	108,152
Newfield Exploration Co.*	1,575	38,462
Noble Energy, Inc.	3,648	110,534
Oil Search Ltd.	10,778	59,556
Parsley Energy, Inc., Class A*	1,775	51,457
Pioneer Natural Resources Co.	1,343	230,701
PrairieSky Royalty Ltd.	1,678	36,690
Range Resources Corp.	1,958	28,469
Santos Ltd.*	14,736	57,912
Seven Generations Energy Ltd., Class A*	1,958	24,316
Tourmaline Oil Corp.	1,809	30,680

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Vermilion Energy, Inc.	913	$29,438
Woodside Petroleum Ltd.	7,443	168,157

		3,771,836

Total Oil, Gas & Consumable Fuels		14,205,967

Paper & Forest Products (1.9%)
Forest Products (0.2%)
West Fraser Timber Co. Ltd.	537	35,683

Paper Products (1.7%)
Mondi plc	2,898	77,987
Oji Holdings Corp.	6,804	43,738
Stora Enso OYJ, Class R	4,348	80,033
UPM-Kymmene OYJ*	4,212	156,302

		358,060

Total Paper & Forest Products		393,743

Total Common Stocks (99.6%) (Cost $21,018,417)		20,873,764

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $28,109, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/18-11/15/47; total market value $28,667(xx)	$28,105	$28,105

Total Short-Term Investment (0.2%) (Cost $28,105)		28,105

Total Investments in Securities (99.8%) (Cost $21,046,522)		20,901,869
Other Assets Less Liabilities (0.2%)		50,237

Net Assets (100%)		$20,952,106

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $26. This was secured by cash collateral of $28,105 which was subsequently invested in joint repurchase agreements with a total value of $28,105, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	7.6%
Austria	0.6
Canada	10.2
Chile	0.2
Finland	1.1
France	5.1
Germany	0.6
Israel	0.1
Italy	1.7
Japan	2.5
Jersey	0.3
Luxembourg	0.8
Mexico	0.1
Netherlands	9.9
Norway	1.6
Portugal	0.4
Singapore	0.2
South Africa	0.4
Spain	0.8
Sweden	0.5
Switzerland	2.3
United Kingdom	9.4
United States	43.0
Zambia	0.4
Cash and Other	0.2

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$346,562	$45,525	$—	$392,087
Energy	8,603,162	5,602,805	—	14,205,967
Materials	2,233,663	4,042,047	—	6,275,710
Short-Term Investment
Repurchase Agreement	—	28,105	—	28,105

Total Assets	$11,183,387	$9,718,482	$—	$20,901,869

Total Liabilities	$—	$—	$—	$—

Total	$11,183,387	$9,718,482	$—	$20,901,869

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,026,448
Aggregate gross unrealized depreciation	(2,328,724)

Net unrealized depreciation	$(302,276)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,204,145

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (77.5%)
Diversified REITs (10.6%)
Activia Properties, Inc. (REIT)	12	$53,287
American Assets Trust, Inc. (REIT)	767	25,625
Artis REIT (REIT)	2,906	30,654
Canadian REIT (REIT)	1,439	56,081
Cofinimmo SA (REIT)	396	51,365
Cominar REIT (REIT)	3,209	32,106
Custodian Reit plc (REIT)	6,844	10,853
Daiwa House REIT Investment Corp. (REIT)	33	78,961
Dream Global REIT (REIT)	3,131	33,416
Empire State Realty Trust, Inc. (REIT), Class A	2,450	41,135
F&C UK Real Estate Investment Ltd. (REIT)	4,594	6,444
Fonciere Des Regions (REIT)	783	86,451
Forest City Realty Trust, Inc. (REIT), Class A	4,671	94,634
Gecina SA (REIT)	886	153,996
Global Net Lease, Inc. (REIT)	1,258	21,235
GPT Group (The) (REIT)	34,844	127,388
Gramercy Property Trust (REIT)	3,048	66,233
H&R REIT (REIT)	5,591	91,263
Hamborner REIT AG (REIT)	1,454	16,882
Hispania Activos Inmobiliarios SOCIMI SA (REIT)	1,697	36,104
Hulic Reit, Inc. (REIT)	18	27,574
ICADE (REIT)	694	67,447
Investors Real Estate Trust (REIT)	2,280	11,833
Kenedix Office Investment Corp. (REIT)	7	42,959
Land Securities Group plc (REIT)	13,758	181,140
Lar Espana Real Estate Socimi SA (REIT)	1,710	20,522
Lexington Realty Trust (REIT)	4,489	35,328
Liberty Property Trust (REIT)	2,805	111,443
LondonMetric Property plc (REIT)	12,312	30,781
Merlin Properties Socimi SA (REIT)	6,474	99,124
Mirvac Group (REIT)	71,582	118,734
Nomura Real Estate Master Fund, Inc. (REIT)	76	104,852
NSI NV (REIT)	337	14,183
Premier Investment Corp. (REIT)	24	25,172
PS Business Parks, Inc. (REIT)	397	44,877
RDI REIT plc (REIT)	24,294	10,932
Schroder REIT Ltd. (REIT)	9,996	8,246
Sekisui House Reit, Inc. (REIT)	17	23,086
Sekisui House Residential Investment Corp. (REIT)	20	22,198
Select Income REIT (REIT)	1,185	23,084
Spirit Realty Capital, Inc. (REIT)	8,755	67,939
Standard Life Investment Property Income Trust Ltd. (REIT)	7,686	9,674
Stockland (REIT)	46,688	144,797
STORE Capital Corp. (REIT)	3,284	81,509
Suntec REIT (REIT)	48,890	70,868
Tokyu REIT, Inc. (REIT)	17	23,438
United Urban Investment Corp. (REIT)	56	87,785
VEREIT, Inc. (REIT)	18,779	130,702
Washington REIT (REIT)	1,516	41,387
WP Carey, Inc. (REIT)	2,026	125,592

		2,921,319

Health Care REITs (6.4%)
Aedifica SA (REIT)	364	33,514
Assura plc (REIT)	45,235	37,634
CareTrust REIT, Inc. (REIT)	1,400	18,760
HCP, Inc. (REIT)	9,044	210,092
Healthcare Realty Trust, Inc. (REIT)	2,328	64,509
Healthcare Trust of America, Inc. (REIT), Class A	3,862	102,150
LTC Properties, Inc. (REIT)	771	29,298
Medical Properties Trust, Inc. (REIT)	6,945	90,285
National Health Investors, Inc. (REIT)	770	51,813
New Senior Investment Group, Inc. (REIT)	1,550	12,679
NorthWest Healthcare Properties REIT (REIT)	1,650	14,434
Omega Healthcare Investors, Inc. (REIT)(x)	3,735	100,994
Physicians Realty Trust (REIT)	3,428	53,374
Primary Health Properties plc (REIT)	11,413	17,647
Quality Care Properties, Inc. (REIT)*	1,778	34,546
Sabra Health Care REIT, Inc. (REIT)	3,371	59,498
Senior Housing Properties Trust (REIT)	4,518	70,752
Target Healthcare REIT Ltd. (REIT)	5,729	8,282
Universal Health Realty Income Trust (REIT)	267	16,047
Ventas, Inc. (REIT)	6,844	338,983
Welltower, Inc. (REIT)	7,179	390,753

		1,756,044

Hotel & Resort REITs (4.0%)
Apple Hospitality REIT, Inc. (REIT)	4,022	70,667
Ashford Hospitality Trust, Inc. (REIT)	1,452	9,380
CDL Hospitality Trusts (REIT)	14,988	19,400
Chatham Lodging Trust (REIT)	822	15,741
Chesapeake Lodging Trust (REIT)	1,123	31,231
DiamondRock Hospitality Co. (REIT)	3,796	39,630
Hersha Hospitality Trust (REIT)	699	12,512
Hospitality Properties Trust (REIT)	3,130	79,314
Host Hotels & Resorts, Inc. (REIT)	14,045	261,799
Invincible Investment Corp. (REIT)	73	33,651
Japan Hotel REIT Investment Corp. (REIT)	77	54,780
LaSalle Hotel Properties (REIT)	2,168	62,894
Park Hotels & Resorts, Inc. (REIT)	3,414	92,246
Pebblebrook Hotel Trust (REIT)(x)	1,312	45,067
RLJ Lodging Trust (REIT)	3,224	62,675
Ryman Hospitality Properties, Inc. (REIT)	857	66,375
Summit Hotel Properties, Inc. (REIT)	1,973	26,852
Sunstone Hotel Investors, Inc. (REIT)	4,308	65,568
Xenia Hotels & Resorts, Inc. (REIT)	2,022	39,874

		1,089,656

Industrial REITs (7.7%)
Ascendas REIT (REIT)	45,925	92,423
DCT Industrial Trust, Inc. (REIT)	1,790	100,849
Duke Realty Corp. (REIT)	6,824	180,699
EastGroup Properties, Inc. (REIT)	646	53,398
First Industrial Realty Trust, Inc. (REIT)	2,247	65,680
GLP J-Reit (REIT)	57	61,979
Goodman Group (REIT)	33,969	220,771

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Granite REIT (REIT)	922	$36,362
Hansteen Holdings plc (REIT)	7,760	13,912
Industrial & Infrastructure Fund Investment Corp. (REIT)	28	31,446
Japan Logistics Fund, Inc. (REIT)	17	34,909
Mapletree Industrial Trust (REIT)	25,344	39,382
Mapletree Logistics Trust (REIT)	39,516	37,213
Monmouth Real Estate Investment Corp. (REIT)	1,389	20,891
Nippon Prologis REIT, Inc. (REIT)	34	73,173
Prologis, Inc. (REIT)	10,155	639,663
Pure Industrial Real Estate Trust (REIT)	5,881	36,701
Rexford Industrial Realty, Inc. (REIT)	1,472	42,379
Segro plc (REIT)	19,251	162,556
STAG Industrial, Inc. (REIT)	1,786	42,721
Terreno Realty Corp. (REIT)	1,025	35,373
Tritax Big Box REIT plc (REIT)	26,303	53,273
Warehouses De Pauw CVA (CVA) (REIT)	322	40,025

		2,115,778

Office REITs (11.7%)
Alexandria Real Estate Equities, Inc. (REIT)	1,964	245,284
Allied Properties REIT (REIT)	1,815	57,140
alstria office REIT-AG (REIT)	2,803	43,949
Axiare Patrimonio SOCIMI SA (REIT)	200	4,067
Befimmo SA (REIT)	332	21,451
Beni Stabili SpA SIIQ (REIT)(x)	19,664	16,382
Boston Properties, Inc. (REIT)	2,966	365,471
Brandywine Realty Trust (REIT)	3,295	52,325
CapitaLand Commercial Trust (REIT)	45,252	63,481
Champion REIT (REIT)	37,553	26,845
Columbia Property Trust, Inc. (REIT)	2,278	46,608
Corporate Office Properties Trust (REIT)	1,909	49,309
Cousins Properties, Inc. (REIT)	7,966	69,145
Cromwell Property Group (REIT)(x)	28,396	23,323
Daiwa Office Investment Corp. (REIT)	6	34,735
Derwent London plc (REIT)	1,958	85,270
Dexus (REIT)	19,690	141,585
Douglas Emmett, Inc. (REIT)	3,058	112,412
Dream Office REIT (REIT)	1,410	25,555
Easterly Government Properties, Inc. (REIT)	769	15,688
Franklin Street Properties Corp. (REIT)	1,994	16,770
Government Properties Income Trust (REIT)	1,847	25,230
Great Portland Estates plc (REIT)	5,452	50,932
Great Portland Estates plc (REIT) (r)*	6,324	8,309
Green REIT plc (REIT)	13,239	24,676
Hibernia REIT plc (Dublin Stock Exchange) (REIT)	11	20
Hibernia REIT plc (Turquoise Stock Exchange) (REIT)	13,385	23,546
Highwoods Properties, Inc. (REIT)	1,949	85,405
Hudson Pacific Properties, Inc. (REIT)	3,013	98,013
Inmobiliaria Colonial SOCIMI SA (REIT)	5,531	64,001
Intervest Offices & Warehouses NV (REIT)	297	8,424
Investa Office Fund (REIT)	10,558	35,101
Japan Excellent, Inc. (REIT)	23	30,197
Japan Prime Realty Investment Corp. (REIT)	16	56,990
Japan Real Estate Investment Corp. (REIT)	24	124,280
JBG SMITH Properties (REIT)	1,666	56,161
Keppel REIT (REIT)	37,649	34,888
Kilroy Realty Corp. (REIT)	1,870	132,695
Leasinvest Real Estate SCA (REIT)	14	1,658
Mack-Cali Realty Corp. (REIT)	1,699	28,390
Mori Hills REIT Investment Corp. (REIT)	27	34,408
Mori Trust Sogo Reit, Inc. (REIT)	19	27,909
Nippon Building Fund, Inc. (REIT)	25	138,151
Orix JREIT, Inc. (REIT)	49	75,154
Paramount Group, Inc. (REIT)	3,934	56,020
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,711	47,687
Regional REIT Ltd. (REIT)(m)	6,121	8,518
SL Green Realty Corp. (REIT)	1,742	168,678
Tier REIT, Inc. (REIT)	882	16,299
Vornado Realty Trust (REIT)	3,332	224,244
Workspace Group plc (REIT)	2,309	32,167

		3,234,946

Residential REITs (10.3%)
Advance Residence Investment Corp. (REIT)	24	62,050
American Campus Communities, Inc. (REIT)	2,597	100,296
American Homes 4 Rent (REIT), Class A	4,642	93,211
Apartment Investment & Management Co. (REIT), Class A	3,023	123,187
AvalonBay Communities, Inc. (REIT)	2,691	442,562
Boardwalk REIT (REIT)	751	25,806
Camden Property Trust (REIT)	1,768	148,830
Canadian Apartment Properties REIT (REIT)	2,660	76,702
Education Realty Trust, Inc. (REIT)	1,436	47,029
Empiric Student Property plc (REIT)	11,307	13,076
Equity LifeStyle Properties, Inc. (REIT)	1,626	142,714
Equity Residential (REIT)	6,886	424,315
Essex Property Trust, Inc. (REIT)	1,269	305,423
GCP Student Living plc (REIT)	7,402	14,441
Invitation Homes, Inc. (REIT)	5,607	128,008
Irish Residential Properties REIT plc (REIT)	6,738	11,555
Japan Rental Housing Investments, Inc. (REIT)	28	21,341
Killam Apartment REIT (REIT)	1,521	16,386
Mid-America Apartment Communities, Inc. (REIT)	2,176	198,538
Nippon Accommodations Fund, Inc. (REIT)	9	39,373
Northview Apartment REIT (REIT)	982	19,665
Sun Communities, Inc. (REIT)	1,478	135,045
UDR, Inc. (REIT)	5,103	181,769
UNITE Group plc (The) (REIT)	4,612	51,254

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Xior Student Housing NV (REIT)(m)	100	$4,504

		2,827,080

Retail REITs (20.3%)
Acadia Realty Trust (REIT)	1,576	38,770
AEON REIT Investment Corp. (REIT)	28	29,551
Agree Realty Corp. (REIT)	543	26,086
Alexander’s, Inc. (REIT)	39	14,868
British Land Co. plc (The) (REIT)	18,991	171,298
Brixmor Property Group, Inc. (REIT)	5,834	88,968
BWP Trust (REIT)	9,400	21,835
Capital & Regional plc (REIT)	10,422	7,896
CapitaLand Mall Trust (REIT)	44,503	70,820
CBL & Associates Properties, Inc. (REIT)(x)	3,191	13,306
Charter Hall Retail REIT (REIT)	6,479	19,197
Crombie REIT (REIT)	1,665	16,245
DDR Corp. (REIT)	5,957	43,665
Eurocommercial Properties NV (CVA) (REIT)	877	36,275
Federal Realty Investment Trust (REIT)	1,411	163,831
Fortune REIT (REIT)	25,439	30,907
Frontier Real Estate Investment Corp. (REIT)	9	36,666
Fukuoka REIT Corp. (REIT)	12	18,676
Getty Realty Corp. (REIT)	547	13,795
GGP, Inc. (REIT)	11,854	242,533
Hammerson plc (REIT)	15,347	115,699
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	699	6,546
Intu Properties plc (REIT)	17,120	49,928
Japan Retail Fund Investment Corp. (REIT)	51	97,873
Kenedix Retail REIT Corp. (REIT)	10	21,691
Kimco Realty Corp. (REIT)	7,957	114,581
Kite Realty Group Trust (REIT)	1,564	23,820
Kiwi Property Group Ltd. (REIT)	27,424	26,615
Klepierre SA (REIT)	3,886	156,800
Link REIT (REIT)	42,017	360,353
Macerich Co. (The) (REIT)	2,624	146,996
Mapletree Commercial Trust (REIT)	36,724	44,092
Mercialys SA (REIT)	763	14,659
National Retail Properties, Inc. (REIT)	2,940	115,424
NewRiver REIT plc (REIT)	5,741	23,221
Pennsylvania REIT (REIT)(x)	1,304	12,584
Ramco-Gershenson Properties Trust (REIT)	1,490	18,416
Realty Income Corp. (REIT)	5,461	282,497
Regency Centers Corp. (REIT)	2,894	170,688
Retail Estates NV (REIT)	102	9,100
Retail Opportunity Investments Corp. (REIT)	2,039	36,029
Retail Properties of America, Inc. (REIT), Class A	4,201	48,984
RioCan REIT (REIT)	6,243	114,553
Saul Centers, Inc. (REIT)	219	11,162
Scentre Group (REIT)	98,861	292,040
Seritage Growth Properties (REIT), Class A(x)	458	16,282
Shaftesbury plc (REIT)	4,430	61,104
Shopping Centres Australasia Property Group (REIT)	14,355	25,727
Simon Property Group, Inc. (REIT)	6,036	931,657
SmartCentres REIT (REIT)	2,279	51,494
Tanger Factory Outlet Centers, Inc. (REIT)(x)	1,734	38,148
Taubman Centers, Inc. (REIT)	1,134	64,536
Unibail-Rodamco SE (REIT)(x)	1,936	443,403
Urban Edge Properties (REIT)	1,956	41,761
Urstadt Biddle Properties, Inc. (REIT), Class A	532	10,268
Vastned Retail NV (REIT)	324	15,458
Vicinity Centres (REIT)	62,411	116,003
Washington Prime Group, Inc. (REIT)(x)	3,568	23,799
Weingarten Realty Investors (REIT)	2,312	64,921
Wereldhave Belgium NV (REIT)	42	4,920
Wereldhave NV (REIT)	741	28,355
Westfield Corp. (REIT)	37,054	243,260

		5,600,635

Specialized REITs (6.5%)
Big Yellow Group plc (REIT)	2,799	33,527
CubeSmart (REIT)	3,440	97,008
Digital Realty Trust, Inc. (REIT)	3,942	415,408
EPR Properties (REIT)	1,190	65,926
Extra Space Storage, Inc. (REIT)	2,364	206,519
Four Corners Property Trust, Inc. (REIT)	1,168	26,969
Gaming and Leisure Properties, Inc. (REIT)	3,883	129,964
Life Storage, Inc. (REIT)	912	76,170
National Storage Affiliates Trust (REIT)	925	23,199
Public Storage (REIT)	2,866	574,318
QTS Realty Trust, Inc. (REIT), Class A	939	34,011
Safestore Holdings plc (REIT)	3,919	27,027
VICI Properties, Inc. (REIT)	5,181	94,916

		1,804,962

Total Equity Real Estate Investment Trusts (REITs)		21,350,420

Health Care Providers & Services (0.2%)
Health Care Facilities (0.2%)
Chartwell Retirement Residences	4,053	49,233

Total Health Care Providers & Services		49,233

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB*	1,435	25,759

Total Hotels, Restaurants & Leisure		25,759

Real Estate Management & Development (21.2%)
Diversified Real Estate Activities (9.2%)
Allreal Holding AG (Registered)	288	47,409
CapitaLand Ltd.	48,536	132,828
City Developments Ltd.	9,074	90,459
D Carnegie & Co. AB (Stockholm Stock Exchange)*	99	1,437
D Carnegie & Co. AB (Turquoise Stock Exchange)*	693	10,235
DIC Asset AG	799	10,077
Hang Lung Properties Ltd.	39,105	91,762
Henderson Land Development Co. Ltd.	20,695	135,588
Mitsubishi Estate Co. Ltd.	22,815	385,628
Mitsui Fudosan Co. Ltd.	18,260	443,007
Mobimo Holding AG (Registered)*	121	32,038
New World Development Co. Ltd.	109,234	155,723

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Real Estate Holdings, Inc.	2,278	$53,779
Sumitomo Realty & Development Co. Ltd.	8,342	308,498
Sun Hung Kai Properties Ltd.	27,439	437,100
Tokyo Tatemono Co. Ltd.	3,971	59,824
UOL Group Ltd.	9,500	62,265
Wharf Holdings Ltd. (The)	23,461	81,274

		2,538,931

Real Estate Development (2.2%)
ADLER Real Estate AG*	545	9,205
CK Asset Holdings Ltd.	52,052	440,470
Helical plc	1,852	8,404
Sino Land Co. Ltd.	58,409	95,045
TAG Immobilien AG	2,790	57,883

		611,007

Real Estate Operating Companies (9.8%)
ADO Properties SA(m)	572	32,178
Aeon Mall Co. Ltd.	2,287	47,930
Aroundtown SA	10,950	84,895
Azrieli Group Ltd.	578	27,760
BUWOG AG*	572	20,453
CA Immobilien Anlagen AG	1,315	43,968
Capital & Counties Properties plc	14,114	53,943
Carmila SA (REIT)	400	11,817
Castellum AB	5,222	85,446
Catena AB	300	5,926
Citycon OYJ	7,400	16,651
Daejan Holdings plc	96	8,074
Deutsche EuroShop AG	1,001	36,700
Deutsche Wohnen SE	6,873	320,804
Dios Fastigheter AB	1,616	10,916
Entra ASA(m)	2,092	28,541
Fabege AB*	2,551	55,289
Fastighets AB Balder, Class B*	1,891	47,515
First Capital Realty, Inc.(x)	2,852	45,048
Grainger plc	7,878	31,981
Grand City Properties SA	2,095	50,081
Hemfosa Fastigheter AB	2,860	34,724
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,732
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	22,282	154,029
Hufvudstaden AB, Class A	2,130	31,757
Hulic Co. Ltd.	6,866	74,916
Hysan Development Co. Ltd.	11,865	62,972
Kennedy-Wilson Holdings, Inc.	2,311	40,211
Klovern AB, Class B	10,883	13,488
Kungsleden AB	3,636	24,299
LEG Immobilien AG	1,234	138,840
NTT Urban Development Corp.	2,079	25,400
Phoenix Spree Deutschland Ltd.	1,500	7,244
PSP Swiss Property AG (Registered)	732	71,417
Sirius Real Estate Ltd.	16,550	14,309
Swire Properties Ltd.	20,357	71,584
Swiss Prime Site AG (Registered)*	1,329	128,675
Technopolis OYJ	2,725	12,321
TLG Immobilien AG	1,646	45,202
Vonovia SE	9,363	464,332
Wallenstam AB, Class B	3,648	33,167
Wharf Real Estate Investment Co. Ltd.*	23,461	153,591
Wihlborgs Fastigheter AB	1,299	30,113

		2,700,239

Total Real Estate Management & Development		5,850,177

Total Common Stocks (99.0%) (Cost $25,577,948)		27,275,589

CLOSED END FUNDS:
F&C Commercial Property Trust Ltd.(x)	10,174	20,196
MedicX Fund Ltd.	8,208	9,049
Picton Property Income Ltd. (The)	10,419	12,319
UK Commercial Property Trust Ltd.	12,581	15,804

Total Closed End Funds (0.2%) (Cost $52,606)		57,368

EXCHANGE TRADED FUNDS (ETF):
iShares International Developed Real Estate ETF	2,026	60,233
iShares U.S. Real Estate ETF(x)	798	60,225

Total Exchange Traded Funds (0.4%) (Cost $120,776)		120,458

	Number of Rights	Value (Note 1)
RIGHTS:
Equity Real Estate Investment Trusts (REITs) (0.0%)
Health Care REITs (0.0%)
Primary Health Properties plc (REIT), expiring 4/17/18*	670	21

Retail REITs (0.0%)
Immobiliare Grande Distribuzione SIIQ SpA (REIT), expiring 4/13/18*	699	743

Total Rights (0.0%) (Cost $—)		764

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.7%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $100,015, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $102,000.(xx)	$100,000	100,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $100,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $102,084.(xx)	100,000	100,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $25,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $25,521.(xx)	25,000	25,000

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $76,454, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $77,976.(xx)	$76,443	$76,443
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $59,964, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $61,157.(xx)	59,955	59,955
Deutsche Bank Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $84,183, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/18- 11/15/47; total market value $85,853.(xx)	84,170	84,170
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $21,067, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $21,496.(xx)	21,064	21,064
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $90,744, collateralized by various Common Stocks; total market value $100,921.(xx)	90,730	90,730
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $90,687, collateralized by various Common Stocks; total market value $100,857.(xx)	90,673	90,673
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $100,015, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $102,002.(xx)	100,000	100,000

Total Repurchase Agreements		748,035

Total Short-Term Investments (2.7%) (Cost $748,035)		748,035

Total Investments in Securities (102.3%) (Cost $26,499,365)		28,202,214
Other Assets Less Liabilities (-2.3%)		(638,721)

Net Assets (100%)		$27,563,493

*	Non-income producing.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $73,741 or 0.3% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $735,581. This was secured by cash collateral of $748,035 which was subsequently invested in joint repurchase agreements with a total value of $748,035, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $16,809 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/30/18-2/15/44.

Glossary:

CVA — Dutch Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	5.6%
Austria	0.2
Belgium	0.6
Canada	3.0
Finland	0.1
France	3.4
Germany	4.8
Guernsey	0.2
Hong Kong	8.3
Ireland	0.2
Israel	0.1
Italy	0.1
Japan	11.0
Netherlands	0.4
New Zealand	0.1
Norway	0.1
Singapore	2.8
Spain	0.8
Sweden	1.5
Switzerland	1.0
United Kingdom	5.1
United States	52.9
Cash and Other	(2.3)

100.0%

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$57,368	$—	$57,368
Common Stocks
Consumer Discretionary	—	25,759	—	25,759
Health Care	49,233	—	—	49,233
Real Estate	14,497,665	12,694,623	8,309	27,200,597
Exchange Traded Funds	120,458	—	—	120,458
Rights
Real Estate	—	764	—	764
Short-Term Investments
Repurchase Agreements	—	748,035	—	748,035

Total Assets	$14,667,356	$13,526,549	$8,309	$28,202,214

Total Liabilities	$—	$—	$—	$—

Total	$14,667,356	$13,526,549	$8,309	$28,202,214

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,100,275
Aggregate gross unrealized depreciation	(1,963,083)

Net unrealized appreciation	$1,137,192

Federal income tax cost of investments in securities and derivative instruments, if applicable	$27,065,022

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	15,947	$242,713
Cooper Tire & Rubber Co.	8,289	242,868
Cooper-Standard Holdings, Inc.*	2,208	271,164
Dana, Inc.	12,138	312,675
Dorman Products, Inc.*	19,500	1,291,094
Gentherm, Inc.*	1,261	42,811
Modine Manufacturing Co.*	8,079	170,871
Motorcar Parts of America, Inc.*	3,164	67,805
Shiloh Industries, Inc.*	768	6,682
Standard Motor Products, Inc.	1,287	61,223
Stoneridge, Inc.*	4,402	121,495
Superior Industries International, Inc.	3,928	52,242
Tower International, Inc.	3,254	90,299

		2,973,942

Automobiles (0.0%)
Winnebago Industries, Inc.	595	22,372

Distributors (0.0%)
Funko, Inc., Class A(x)*	960	7,882
VOXX International Corp.*	3,032	15,008
Weyco Group, Inc.	1,045	35,112

		58,002

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	9,737	462,995
American Public Education, Inc.*	2,559	110,037
Ascent Capital Group, Inc., Class A*	1,771	6,517
Bridgepoint Education, Inc.*	360	2,426
Cambium Learning Group, Inc.*	1,497	16,766
Capella Education Co.	128	11,181
Career Education Corp.*	10,887	143,056
Carriage Services, Inc.	1,373	37,977
Houghton Mifflin Harcourt Co.*	5,032	34,972
K12, Inc.*	6,344	89,958
Laureate Education, Inc., Class A*	9,063	124,616
Liberty Tax, Inc., Class A(x)	1,007	10,171
Regis Corp.*	5,878	88,934
Weight Watchers International, Inc.*	283	18,033

		1,157,639

Hotels, Restaurants & Leisure (1.9%)
Belmond Ltd., Class A*	14,477	161,419
Biglari Holdings, Inc.*	169	69,021
Bluegreen Vacations Corp.(x)	651	13,782
Boyd Gaming Corp.	1,247	39,729
Brinker International, Inc.(x)	1,800	64,980
Caesars Entertainment Corp.*	20,855	234,619
Carrols Restaurant Group, Inc.*	5,535	61,992
Century Casinos, Inc.*	3,747	27,953
Del Frisco’s Restaurant Group, Inc.*	3,557	54,244
Del Taco Restaurants, Inc.*	5,544	57,436
Denny’s Corp.*	2,491	38,436
Dine Brands Global, Inc.(x)	1,101	72,204
Drive Shack, Inc.(x)*	5,161	24,670
El Pollo Loco Holdings, Inc.*	3,177	30,182
Empire Resorts, Inc.(x)*	307	5,296
Fiesta Restaurant Group, Inc.(x)*	3,918	72,483
Fogo De Chao, Inc.*	1,523	23,987
Golden Entertainment, Inc.(x)*	2,263	52,569
ILG, Inc.	15,611	485,658
International Speedway Corp., Class A	3,774	166,433
J Alexander’s Holdings, Inc.*	2,004	22,946
Jack in the Box, Inc.	980	83,623
La Quinta Holdings, Inc.*	10,397	196,607
Marcus Corp. (The)	539	16,359
Marriott Vacations Worldwide Corp.	383	51,016
Monarch Casino & Resort, Inc.*	1,760	74,430
Nathan’s Famous, Inc.	4	296
Penn National Gaming, Inc.*	11,586	304,248
Pinnacle Entertainment, Inc.*	2,676	80,681
PlayAGS, Inc.(x)*	462	10,746
Potbelly Corp.*	2,725	32,836
RCI Hospitality Holdings, Inc.	1,307	37,106
Red Lion Hotels Corp.*	2,792	27,222
Red Robin Gourmet Burgers, Inc.*	134	7,772
Sonic Corp.	2,615	65,976
Speedway Motorsports, Inc.	1,897	33,805
Wendy’s Co. (The)	191,200	3,355,560
Zoe’s Kitchen, Inc.(x)*	2,182	31,508

		6,189,830

Household Durables (1.4%)
AV Homes, Inc.*	1,905	35,338
Bassett Furniture Industries, Inc.	1,634	49,592
Beazer Homes USA, Inc.*	5,025	80,149
Century Communities, Inc.*	3,016	90,329
CSS Industries, Inc.	1,470	25,725
Ethan Allen Interiors, Inc.	4,110	94,325
Flexsteel Industries, Inc.	1,183	46,823
Green Brick Partners, Inc.*	4,049	44,134
Hamilton Beach Brands Holding Co., Class A	506	10,737
Helen of Troy Ltd.*	2,433	211,671
Hovnanian Enterprises, Inc., Class A*	14,470	26,480
KB Home	10,694	304,244
La-Z-Boy, Inc.	4,214	126,209
LGI Homes, Inc.(x)*	927	65,418
Libbey, Inc.	3,656	17,878
Lifetime Brands, Inc.	1,512	18,749
M/I Homes, Inc.*	3,479	110,806
MDC Holdings, Inc.	4,383	122,373
Meritage Homes Corp.*	5,797	262,314
New Home Co., Inc. (The)*	2,003	22,193
PICO Holdings, Inc.*	3,149	36,056
TopBuild Corp.*	2,337	178,827
TRI Pointe Group, Inc.*	152,439	2,504,574
William Lyon Homes, Class A*	4,226	116,173
ZAGG, Inc.*	1,339	16,336

		4,617,453

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	2,950	34,810
FTD Cos., Inc.*	2,749	10,006
Gaia, Inc.*	1,285	19,918
Lands’ End, Inc.(x)*	2,103	49,105
Liberty TripAdvisor Holdings, Inc., Class A*	11,894	127,860
Overstock.com, Inc.(x)*	1,386	50,243

		291,942

Leisure Products (0.2%)
Acushnet Holdings Corp.	5,179	119,583
Callaway Golf Co.	15,279	249,964
Clarus Corp.*	3,221	21,742
Escalade, Inc.	1,720	23,564
Johnson Outdoors, Inc., Class A	812	50,344
Vista Outdoor, Inc.*	9,340	152,429

		617,626

Media (4.1%)
AMC Entertainment Holdings, Inc., Class A(x)	8,720	122,516
Beasley Broadcast Group, Inc., Class A	798	9,017

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Central European Media Enterprises Ltd., Class A(x)*	13,224	$55,541
Clear Channel Outdoor Holdings,
Inc., Class A	5,996	29,380
Cogint, Inc.(x)*	3,408	8,520
Daily Journal Corp.(x)*	178	40,671
Emerald Expositions Events, Inc.(x)	2,774	54,038
Entercom Communications Corp., Class A(x)	4,486	43,290
Eros International plc(x)*	2,490	27,141
EW Scripps Co. (The), Class A	9,540	114,385
Gannett Co., Inc.	18,415	183,782
Global Eagle Entertainment, Inc.(x)*	7,417	10,903
Gray Television, Inc.*	4,567	58,001
Hemisphere Media Group, Inc.*	2,244	25,245
Lions Gate Entertainment Corp., Class B	162,784	3,919,839
Live Nation Entertainment, Inc.*	179,500	7,564,129
Loral Space & Communications, Inc.*	6,100	254,065
MDC Partners, Inc., Class A*	6,129	44,129
Meredith Corp.	6,405	344,589
MSG Networks, Inc., Class A*	9,641	217,887
National CineMedia, Inc.	10,339	53,659
New Media Investment Group, Inc.	8,250	141,405
New York Times Co. (The), Class A	3,776	91,002
Promotora de Informaciones SA (ADR)*	26,310	52,357
Reading International, Inc., Class A*	2,003	33,350
Saga Communications, Inc., Class A	592	22,052
Salem Media Group, Inc.	1,902	6,847
Scholastic Corp.	4,642	180,295
Townsquare Media, Inc., Class A	1,480	11,736
tronc, Inc.*	1,334	21,904
WideOpenWest, Inc.(x)*	2,990	21,379

		13,763,054

Multiline Retail (0.1%)
Dillard’s, Inc., Class A(x)	2,205	177,150
Fred’s, Inc., Class A(x)	5,277	15,778
JC Penney Co., Inc.(x)*	50,759	153,292
Sears Holdings Corp.(x)*	1,505	4,018

		350,238

Specialty Retail (1.4%)
Aaron’s, Inc.	10,256	477,930
Abercrombie & Fitch Co., Class A	11,010	266,552
American Eagle Outfitters, Inc.	26,272	523,601
America’s Car-Mart, Inc.*	712	35,920
Ascena Retail Group, Inc.*	27,421	55,116
At Home Group, Inc.(x)*	382	12,239
Barnes & Noble Education, Inc.*	6,039	41,609
Barnes & Noble, Inc.	9,510	47,075
Big 5 Sporting Goods Corp.(x)	3,120	22,620
Boot Barn Holdings, Inc.*	3,174	56,275
Buckle, Inc. (The)(x)	4,615	102,222
Build-A-Bear Workshop, Inc.*	2,144	19,618
Caleres, Inc.	6,784	227,942
Carvana Co.(x)*	2,207	50,607
Cato Corp. (The), Class A	3,654	53,860
Chico’s FAS, Inc.	20,667	186,830
Citi Trends, Inc.	2,077	64,200
Conn’s, Inc.(x)*	3,089	105,026
Container Store Group, Inc. (The)*	2,625	14,280
DSW, Inc., Class A	10,596	237,986
Express, Inc.*	12,372	88,584
Finish Line, Inc. (The), Class A	6,324	85,627
Genesco, Inc.*	3,194	129,676
GNC Holdings, Inc., Class A(x)*	10,701	41,306
Group 1 Automotive, Inc.	3,251	212,420
Guess?, Inc.	9,827	203,812
Haverty Furniture Cos., Inc.	2,950	59,443
Hibbett Sports, Inc.*	3,132	75,011
Hudson Ltd., Class A(x)*	3,158	50,244
Kirkland’s, Inc.*	2,410	23,353
MarineMax, Inc.*	1,456	28,319
National Vision Holdings, Inc.*	3,482	112,503
Office Depot, Inc.	82,491	177,356
Party City Holdco, Inc.(x)*	5,385	84,006
Pier 1 Imports, Inc.	12,637	40,691
Rent-A-Center, Inc.(x)	6,746	58,218
Shoe Carnival, Inc.	1,821	43,340
Sonic Automotive, Inc., Class A	4,018	76,141
Tailored Brands, Inc.	5,508	138,030
Tilly’s, Inc., Class A	2,033	22,973
Vitamin Shoppe, Inc.(x)*	3,549	15,438
Zumiez, Inc.*	2,983	71,294

		4,439,293

Textiles, Apparel & Luxury Goods (0.8%)
Columbia Sportswear Co.	3,049	233,035
Crocs, Inc.*	3,062	49,758
Deckers Outdoor Corp.*	4,772	429,623
Delta Apparel, Inc.*	1,091	19,660
Fossil Group, Inc.(x)*	7,244	91,999
G-III Apparel Group Ltd.(x)*	6,980	263,006
Iconix Brand Group, Inc.(x)*	7,671	8,515
Movado Group, Inc.	33,241	1,276,453
Oxford Industries, Inc.	1,643	122,502
Perry Ellis International, Inc.*	2,144	55,315
Sequential Brands Group, Inc.(x)*	6,882	14,349
Unifi, Inc.*	2,546	92,293
Vera Bradley, Inc.*	3,178	33,719

		2,690,227

Total Consumer Discretionary		37,171,618

Consumer Staples (3.3%)
Beverages (0.7%)
Crimson Wine Group Ltd.*	229,940	2,274,106
MGP Ingredients, Inc.(x)	237	21,233

		2,295,339

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	4,328	143,257
Chefs’ Warehouse, Inc. (The)*	298	6,854
Ingles Markets, Inc., Class A	2,259	76,467
Natural Grocers by Vitamin Cottage, Inc.(x)*	1,600	11,456
Smart & Final Stores, Inc.*	3,669	20,363
SpartanNash Co.	6,021	103,621
SUPERVALU, Inc.(x)*	6,130	93,360
United Natural Foods, Inc.*	8,214	352,709
Village Super Market, Inc., Class A	1,235	32,567
Weis Markets, Inc.	1,522	62,372

		903,026

Food Products (0.8%)
Alico, Inc.	31,711	862,540
Cal-Maine Foods, Inc.*	4,643	202,899
Darling Ingredients, Inc.*	26,581	459,851
Dean Foods Co.	14,203	122,430
Farmer Brothers Co.*	1,422	42,944
Fresh Del Monte Produce, Inc.	5,216	235,972
Hostess Brands, Inc.*	12,136	179,491
Landec Corp.*	3,232	42,178
Limoneira Co.	1,315	31,205
Sanderson Farms, Inc.	3,258	387,767
Seneca Foods Corp., Class A*	1,106	30,636
Tootsie Roll Industries, Inc.(x)	803	23,660

		2,621,573

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Central Garden & Pet Co.(x)*	1,478	$63,554
Central Garden & Pet Co., Class A*	5,012	198,526
HRG Group, Inc.*	1,060	17,479
Oil-Dri Corp. of America	812	32,634
Orchids Paper Products Co.(x)*	1,424	11,606

		323,799

Personal Products (1.3%)
Inter Parfums, Inc.	90,538	4,268,867
Nature’s Sunshine Products, Inc.*	1,660	18,260
Revlon, Inc., Class A(x)*	1,240	25,544

		4,312,671

Tobacco (0.1%)
Universal Corp.	4,051	196,473
Vector Group Ltd.	8,628	175,925

		372,398

Total Consumer Staples		10,828,806

Energy (4.9%)
Energy Equipment & Services (2.3%)
Archrock, Inc.	11,531	100,896
Basic Energy Services, Inc.*	2,767	39,955
Bristow Group, Inc.(x)*	5,359	69,667
C&J Energy Services, Inc.*	8,139	210,149
Cactus, Inc., Class A*	3,051	82,163
CARBO Ceramics, Inc.(x)*	3,612	26,187
Diamond Offshore Drilling, Inc.(x)*	10,579	155,088
Dril-Quip, Inc.*	6,131	274,669
Ensco plc, Class A(x)	69,178	303,691
Era Group, Inc.*	3,234	30,238
Exterran Corp.*	5,248	140,122
Fairmount Santrol Holdings, Inc.(x)*	3,008	12,784
Forum Energy Technologies, Inc.*	13,222	145,442
Frank’s International NV(x)	7,973	43,293
FTS International, Inc.*	2,940	54,067
Geospace Technologies Corp.*	1,985	19,592
Gulf Island Fabrication, Inc.	2,054	14,583
Helix Energy Solutions Group, Inc.*	23,050	133,460
Independence Contract Drilling, Inc.*	5,105	19,297
Keane Group, Inc.(x)*	341	5,047
Key Energy Services, Inc.*	1,609	18,857
Liberty Oilfield Services, Inc., Class A(x)*	1,912	32,294
Mammoth Energy Services, Inc.*	1,255	40,235
Matrix Service Co.*	4,175	57,198
McDermott International, Inc.*	45,757	278,660
Natural Gas Services Group, Inc.*	2,087	49,775
NCS Multistage Holdings, Inc.*	127	1,905
Newpark Resources, Inc.*	13,584	110,030
Nine Energy Service, Inc.*	1,060	25,811
Noble Corp. plc*	39,997	148,389
Oil States International, Inc.*	8,221	215,390
Parker Drilling Co.*	20,543	13,045
PHI, Inc. (Non-Voting)*	1,756	17,981
Pioneer Energy Services Corp.*	12,122	32,729
ProPetro Holding Corp.*	2,972	47,225
Pulse Seismic, Inc.(x)	100,000	225,000
Quintana Energy Services, Inc.*	793	7,732
Ranger Energy Services, Inc.(x)*	757	6,162
Rowan Cos. plc, Class A*	18,814	217,114
SEACOR Holdings, Inc.*	2,688	137,357
SEACOR Marine Holdings, Inc.*	2,696	51,278
Smart Sand, Inc.(x)*	311	1,810
Solaris Oilfield Infrastructure, Inc., Class A*	264	4,372
Subsea 7 SA (ADR)	251,800	3,235,631
Superior Energy Services, Inc.*	24,618	207,530
TETRA Technologies, Inc.*	18,453	69,199
Unit Corp.*	8,362	165,233
US Silica Holdings, Inc.(x)	5,199	132,678

		7,431,010

Oil, Gas & Consumable Fuels (2.6%)
Abraxas Petroleum Corp.*	1,413	3,137
Adams Resources & Energy, Inc.	364	15,834
Approach Resources, Inc.(x)*	6,343	16,555
Arch Coal, Inc., Class A	3,101	284,920
Ardmore Shipping Corp.*	2,411	18,324
Bonanza Creek Energy, Inc.*	3,027	83,878
California Resources Corp.(x)*	6,980	119,707
Callon Petroleum Co.*	32,675	432,617
Clean Energy Fuels Corp.*	21,725	35,846
Cloud Peak Energy, Inc.*	11,881	34,574
Contango Oil & Gas Co.*	3,406	12,091
CVR Energy, Inc.(x)	2,384	72,044
Delek US Energy, Inc.	12,960	527,472
Denbury Resources, Inc.*	63,678	174,478
DHT Holdings, Inc.	14,341	48,759
Dorian LPG Ltd.*	3,537	26,492
Earthstone Energy, Inc., Class A*	3,037	30,734
Eclipse Resources Corp.*	13,534	19,489
Energy XXI Gulf Coast, Inc.*	3,956	15,191
EP Energy Corp., Class A(x)*	5,731	7,680
Frontline Ltd.(x)	12,082	53,523
GasLog Ltd.(x)	6,716	110,478
Gastar Exploration, Inc.(x)*	15,099	10,308
Gener8 Maritime, Inc.*	7,532	42,556
Golar LNG Ltd.(x)	15,563	425,804
Green Plains, Inc.	6,331	106,361
Halcon Resources Corp.*	22,291	108,557
Hallador Energy Co.	2,331	16,014
HighPoint Resources Corp.(x)*	16,154	82,062
International Seaways, Inc.*	4,738	83,389
Jones Energy, Inc., Class A(x)*	6,606	5,285
Midstates Petroleum Co., Inc.*	1,807	24,087
NACCO Industries, Inc., Class A	644	21,155
Navigator Holdings Ltd.*	10,800	126,900
Navios Maritime Acquisition Corp.	13,751	11,551
Nordic American Tankers Ltd.(x)	22,784	44,201
Oasis Petroleum, Inc.*	43,269	350,479
Overseas Shipholding Group, Inc., Class A*	7,439	21,127
Pacific Ethanol, Inc.*	6,562	19,686
Panhandle Oil and Gas, Inc., Class A	1,177	22,716
Par Pacific Holdings, Inc.*	31,729	544,787
PDC Energy, Inc.*	10,715	525,356
Peabody Energy Corp.	10,799	394,164
Penn Virginia Corp.*	246	8,620
Permian Basin Royalty Trust	197,880	1,909,542
Renewable Energy Group, Inc.(x)*	6,098	78,054
Resolute Energy Corp.(x)*	3,401	117,845
REX American Resources Corp.*	939	68,359
Ring Energy, Inc.*	337	4,836
Rosehill Resources, Inc.(x)*	356	2,090
SandRidge Energy, Inc.*	5,729	83,128
Scorpio Tankers, Inc.	43,919	86,081
SemGroup Corp., Class A	10,717	229,344
Ship Finance International Ltd.(x)	9,829	140,555
SilverBow Resources, Inc.*	898	26,132
SRC Energy, Inc.*	34,241	322,893
Stone Energy Corp.*	3,143	116,605
Teekay Corp.	10,216	82,647
Teekay Tankers Ltd., Class A	32,175	38,288
Ultra Petroleum Corp.*	29,148	121,547

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
W&T Offshore, Inc.*	14,233	$63,052
Westmoreland Coal Co.(x)*	2,231	915
WildHorse Resource Development Corp.(x)*	7,986	152,453

		8,783,354

Total Energy		16,214,364

Financials (32.4%)
Banks (9.4%)
1st Source Corp.	2,586	130,903
Access National Corp.	2,183	62,281
ACNB Corp.	1,172	34,281
Allegiance Bancshares, Inc.*	547	21,415
American National Bankshares, Inc.	1,276	47,978
Ameris Bancorp	1,391	73,584
Ames National Corp.(x)	1,492	41,030
Arrow Financial Corp.	1,942	65,931
Atlantic Capital Bancshares, Inc.*	2,726	49,341
Banc of California, Inc.(x)	6,990	134,907
BancFirst Corp.	2,750	146,025
Banco Latinoamericano de Comercio Exterior SA, Class E	4,890	139,365
Bancorp, Inc. (The)*	7,907	85,396
BancorpSouth Bank	13,811	439,190
Bank of Commerce Holdings	2,341	27,273
Bank of Marin Bancorp	1,116	76,948
Bank of NT Butterfield & Son Ltd. (The)	2,466	110,674
Bankwell Financial Group, Inc.	804	25,953
Banner Corp.	5,261	291,933
Bar Harbor Bankshares	2,509	69,549
BCB Bancorp, Inc.	1,914	29,954
Berkshire Hills Bancorp, Inc.	6,536	248,041
Blue Hills Bancorp, Inc.	1,974	41,158
Boston Private Financial Holdings, Inc.	13,866	208,683
Bridge Bancorp, Inc.	3,044	102,126
Brookline Bancorp, Inc.	12,370	200,394
Bryn Mawr Bank Corp.	2,849	125,214
BSB Bancorp, Inc.*	976	29,866
Byline Bancorp, Inc.*	2,453	56,247
C&F Financial Corp.	496	26,090
Cadence Bancorp	4,683	127,518
Camden National Corp.	2,550	113,475
Capital City Bank Group, Inc.	1,730	42,818
Capstar Financial Holdings, Inc.*	958	18,039
Carolina Financial Corp.	813	31,935
Cathay General Bancorp	12,361	494,193
CBTX, Inc.(x)	491	14,455
CenterState Bank Corp.	9,820	260,525
Central Pacific Financial Corp.	3,997	113,755
Central Valley Community Bancorp	1,732	33,878
Century Bancorp, Inc., Class A	466	37,000
Chemical Financial Corp.	11,455	626,358
Chemung Financial Corp.	521	24,211
Citizens & Northern Corp.	1,933	44,633
City Holding Co.	2,487	170,509
Civista Bancshares, Inc.	1,524	34,839
CNB Financial Corp.	2,349	68,332
CoBiz Financial, Inc.	5,796	113,602
Codorus Valley Bancorp, Inc.(x)	1,313	36,922
Columbia Banking System, Inc.	10,505	440,685
Community Bank System, Inc.	7,938	425,159
Community Bankers Trust Corp.(x)*	3,291	29,619
Community Financial Corp. (The)	603	22,444
Community Trust Bancorp, Inc.	2,496	112,819
ConnectOne Bancorp, Inc.	3,519	101,347
County Bancorp, Inc.	712	20,798
Customers Bancorp, Inc.*	4,622	134,731
CVB Financial Corp.	16,826	380,941
DNB Financial Corp.(x)	467	16,649
Eagle Bancorp, Inc.*	987	59,072
Enterprise Bancorp, Inc.	1,516	53,500
Enterprise Financial Services Corp.	3,642	170,810
Equity Bancshares, Inc., Class A*	1,129	44,212
Evans Bancorp, Inc.	726	32,852
Farmers & Merchants Bancorp, Inc.(x)	1,408	56,841
Farmers Capital Bank Corp.	1,155	46,142
Farmers National Banc Corp.	4,267	59,098
FB Financial Corp.*	1,017	41,280
FCB Financial Holdings, Inc., Class A*	5,931	303,074
Fidelity Southern Corp.	3,686	85,036
Financial Institutions, Inc.	2,316	68,554
First Bancorp, Inc.	1,669	46,699
First Bancorp/NC	4,631	165,095
First Bancorp/PR*	30,930	186,199
First Bancshares, Inc. (The)	1,750	56,438
First Busey Corp.	6,704	199,243
First Business Financial Services, Inc.	1,368	34,419
First Citizens BancShares, Inc., Class A	1,198	495,062
First Commonwealth Financial Corp.	15,665	221,346
First Community Bancshares, Inc.	2,629	78,476
First Connecticut Bancorp, Inc.	1,888	48,333
First Financial Bancorp	9,974	292,737
First Financial Bankshares, Inc.(x)	3,602	166,773
First Financial Corp.	1,799	74,838
First Financial Northwest, Inc.	1,123	18,810
First Foundation, Inc.*	3,307	61,312
First Guaranty Bancshares, Inc.(x)	640	16,634
First Internet Bancorp	1,346	49,802
First Interstate BancSystem, Inc., Class A	4,175	165,121
First Merchants Corp.	6,706	279,640
First Mid-Illinois Bancshares, Inc.	1,626	59,268
First Midwest Bancorp, Inc.	16,511	406,005
First Northwest Bancorp*	1,707	28,831
First of Long Island Corp. (The)	3,251	89,240
Flushing Financial Corp.	4,613	124,366
FNB Bancorp	799	29,395
Franklin Financial Network, Inc.*	1,413	46,064
Fulton Financial Corp.	27,785	493,184
German American Bancorp, Inc.	3,524	117,525
Glacier Bancorp, Inc.	10,618	407,519
Great Southern Bancorp, Inc.	1,842	92,008
Great Western Bancorp, Inc.	9,612	387,075
Green Bancorp, Inc.*	3,148	70,043
Guaranty Bancorp	3,231	91,599
Hancock Holding Co.	13,625	704,412
Hanmi Financial Corp.	5,244	161,253
HarborOne Bancorp, Inc.*	1,072	18,932
Heartland Financial USA, Inc.	3,946	209,335
Heritage Commerce Corp.	5,245	86,438
Heritage Financial Corp.	4,694	143,636
Hilltop Holdings, Inc.	11,902	279,221
Home BancShares, Inc.	4,916	112,134
HomeTrust Bancshares, Inc.*	2,648	68,980
Hope Bancorp, Inc.	21,166	385,010
Horizon Bancorp	3,764	112,958
Howard Bancorp, Inc.*	1,108	21,938
IBERIABANK Corp.	8,181	638,117

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Bank Corp./MA	4,368	$312,530
Independent Bank Corp./MI	3,235	74,082
Independent Bank Group, Inc.	3,190	225,533
International Bancshares Corp.	8,917	346,871
Investar Holding Corp.(x)	882	22,800
Investors Bancorp, Inc.	41,344	563,931
Lakeland Bancorp, Inc.	7,438	147,644
Lakeland Financial Corp.	3,248	150,155
LCNB Corp.	1,426	27,094
LegacyTexas Financial Group, Inc.	4,465	191,191
Macatawa Bank Corp.	4,100	42,107
MainSource Financial Group, Inc.	4,077	165,730
MB Financial, Inc.	12,029	486,934
MBT Financial Corp.	2,679	28,799
Mercantile Bank Corp.	2,675	88,944
Metropolitan Bank Holding Corp.*	484	20,381
Middlefield Banc Corp.	416	20,426
Midland States Bancorp, Inc.	2,338	73,787
MidSouth Bancorp, Inc.	2,072	26,211
MidWestOne Financial Group, Inc.	1,777	59,156
MutualFirst Financial, Inc.	1,005	36,431
National Bank Holdings Corp., Class A	2,576	85,652
National Bankshares, Inc.(x)	1,049	47,257
National Commerce Corp.*	1,099	47,861
NBT Bancorp, Inc.	6,962	247,012
Nicolet Bankshares, Inc.*	1,461	80,457
Northeast Bancorp	1,146	23,493
Northrim Bancorp, Inc.	1,181	40,804
Norwood Financial Corp.(x)	906	27,262
OFG Bancorp	6,981	72,951
Ohio Valley Banc Corp.(x)	617	25,821
Old Line Bancshares, Inc.	1,233	40,689
Old National Bancorp	21,785	368,167
Old Point Financial Corp.(x)	525	13,850
Old Second Bancorp, Inc.	4,621	64,232
Opus Bank	1,012	28,336
Orrstown Financial Services, Inc.	1,190	28,739
Pacific Mercantile Bancorp*	2,591	24,744
Pacific Premier Bancorp, Inc.*	4,176	167,875
Park National Corp.	2,161	224,225
Parke Bancorp, Inc.	866	18,013
Peapack Gladstone Financial Corp.	2,897	96,731
Penns Woods Bancorp, Inc.	766	32,409
Peoples Bancorp of North Carolina, Inc.	705	21,658
Peoples Bancorp, Inc.	2,644	93,730
Peoples Financial Services Corp.	1,073	48,982
People’s Utah Bancorp	1,840	59,432
Premier Financial Bancorp, Inc.	1,425	26,519
QCR Holdings, Inc.	2,016	90,418
RBB Bancorp	1,206	31,802
Reliant Bancorp, Inc.	1,073	24,454
Renasant Corp.	7,308	311,028
Republic Bancorp, Inc., Class A	1,523	58,331
Republic First Bancorp, Inc.(x)*	6,003	52,226
S&T Bancorp, Inc.	5,553	221,787
Sandy Spring Bancorp, Inc.	5,231	202,754
Seacoast Banking Corp. of Florida*	7,007	185,475
Shore Bancshares, Inc.	1,923	36,268
Sierra Bancorp	2,208	58,821
Simmons First National Corp., Class A	13,380	380,661
SmartFinancial, Inc.*	1,115	26,269
South State Corp.	5,432	463,350
Southern First Bancshares, Inc.*	1,053	46,859
Southern National Bancorp of Virginia, Inc.	3,618	57,309
Southside Bancshares, Inc.	4,484	155,774
State Bank Financial Corp.	6,182	185,522
Sterling Bancorp	34,464	777,162
Stock Yards Bancorp, Inc.	3,636	127,624
Summit Financial Group, Inc.	1,719	42,992
Texas Capital Bancshares, Inc.*	1,911	171,799
Tompkins Financial Corp.	2,247	170,233
Towne Bank	10,346	295,896
TriCo Bancshares	3,371	125,469
TriState Capital Holdings, Inc.*	2,581	60,008
Triumph Bancorp, Inc.*	2,877	118,532
Trustmark Corp.	10,908	339,893
Two River Bancorp	1,081	19,512
UMB Financial Corp.	7,356	532,501
Umpqua Holdings Corp.	35,799	766,456
Union Bankshares Corp.	9,031	331,528
Union Bankshares, Inc.(x)	65	3,302
United Bankshares, Inc.	16,250	572,812
United Community Banks, Inc.	11,803	373,565
United Security Bancshares	1,958	21,049
Unity Bancorp, Inc.	1,159	25,498
Univest Corp. of Pennsylvania	4,592	127,198
Valley National Bancorp	41,734	520,006
Veritex Holdings, Inc.*	1,720	47,592
Washington Trust Bancorp, Inc.	2,420	130,075
WesBanco, Inc.	6,780	286,794
West Bancorporation, Inc.	2,001	51,226
Westamerica Bancorp(x)	4,117	239,115
Wintrust Financial Corp.	8,949	770,060

		31,100,496

Capital Markets (3.6%)
Arlington Asset Investment Corp., Class A(x)	3,815	42,118
Associated Capital Group, Inc., Class A(x)	190,666	7,140,441
B. Riley Financial, Inc.(x)	3,300	64,350
Clarke, Inc.(x)	55,800	472,092
Cowen, Inc.(x)*	3,973	52,444
Donnelley Financial Solutions, Inc.*	478	8,207
Dundee Corp., Class A*	137,100	196,053
Federated Investors, Inc., Class B	14,600	487,640
GAIN Capital Holdings, Inc.(x)	5,390	36,383
GAMCO Investors, Inc., Class A	48,205	1,196,930
Greenhill & Co., Inc.	4,056	75,036
Hamilton Lane, Inc., Class A	754	28,071
INTL. FCStone, Inc.*	2,471	105,462
Investment Technology Group, Inc.	4,720	93,173
Ladenburg Thalmann Financial Services, Inc.	15,002	49,057
Medley Management, Inc., Class A(x)	576	3,283
Oppenheimer Holdings, Inc., Class A	1,569	40,402
Piper Jaffray Cos	2,242	186,198
PJT Partners, Inc., Class A	2,989	149,749
Pzena Investment Management, Inc., Class A	609	6,778
Safeguard Scientifics, Inc.*	3,120	38,220
Senvest Capital, Inc.*	1,110	202,468
Stifel Financial Corp.	10,825	641,165
Virtus Investment Partners, Inc.	985	121,943
Waddell & Reed Financial, Inc., Class A(x)	11,706	236,578

		11,674,241

Consumer Finance (0.4%)
Curo Group Holdings Corp.*	1,048	18,026

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Elevate Credit, Inc.(x)*	2,848	$20,164
Encore Capital Group, Inc.*	3,950	178,540
Enova International, Inc.*	3,671	80,946
EZCORP, Inc., Class A*	8,012	105,758
FirstCash, Inc.	6,116	496,925
LendingClub Corp.(x)*	3,978	13,923
Nelnet, Inc., Class A	3,132	164,148
PRA Group, Inc.(x)*	2,979	113,202
Regional Management Corp.*	1,498	47,696
World Acceptance Corp.(x)*	963	101,404

		1,340,732

Diversified Financial Services (14.1%)
Cannae Holdings, Inc.*	10,002	188,638
Marlin Business Services Corp.	907	25,713
On Deck Capital, Inc.*	7,805	43,630
Onex Corp.	41,200	2,958,902
Texas Pacific Land Trust	85,600	43,263,951
Tiptree, Inc.	4,197	26,651

		46,507,485

Insurance (2.1%)
Ambac Financial Group, Inc.*	7,129	111,783
American Equity Investment Life Holding Co.	13,625	400,030
AMERISAFE, Inc.	3,120	172,380
AmTrust Financial Services, Inc.	13,678	168,376
Argo Group International Holdings Ltd.	5,307	304,622
Atlas Financial Holdings, Inc.*	817	8,456
Baldwin & Lyons, Inc., Class B	1,536	33,792
Blue Capital Reinsurance Holdings Ltd.(x)	1,080	13,176
Citizens, Inc.(x)*	7,593	55,581
CNO Financial Group, Inc.	26,520	574,688
Crawford & Co., Class B	336	2,762
Donegal Group, Inc., Class A	1,401	22,136
eHealth, Inc.*	242	3,463
EMC Insurance Group, Inc.	1,521	41,189
Employers Holdings, Inc.	5,236	211,796
Enstar Group Ltd.*	1,816	381,814
FBL Financial Group, Inc., Class A	1,622	112,486
Federated National Holding Co.	1,832	28,891
Genworth Financial, Inc., Class A*	81,480	230,588
Global Indemnity Ltd.	1,353	46,706
Greenlight Capital Re Ltd., Class A*	54,055	867,583
Hallmark Financial Services, Inc.*	2,180	19,446
HCI Group, Inc.	586	22,362
Heritage Insurance Holdings, Inc.(x)	3,064	46,450
Horace Mann Educators Corp.	6,613	282,706
Independence Holding Co.	996	35,507
Infinity Property & Casualty Corp.	1,498	177,363
Investors Title Co.	57	11,394
James River Group Holdings Ltd.	3,786	134,289
Kemper Corp.	6,412	365,484
Kingstone Cos., Inc.	1,535	25,788
Maiden Holdings Ltd.	9,494	61,711
MBIA, Inc.(x)*	14,559	134,816
National General Holdings Corp.	3,076	74,778
National Western Life Group, Inc., Class A	374	114,025
Navigators Group, Inc. (The)	3,362	193,819
NI Holdings, Inc.*	1,723	28,774
RLI Corp.	1,031	65,355
Safety Insurance Group, Inc.	2,331	179,137
Selective Insurance Group, Inc.	9,278	563,175
State Auto Financial Corp.	2,628	75,082
Stewart Information Services Corp.	3,202	140,696
Third Point Reinsurance Ltd.*	7,475	104,276
United Fire Group, Inc.	3,423	163,825
United Insurance Holdings Corp.	786	15,044
Universal Insurance Holdings, Inc.	1,250	39,875
WMIH Corp.*	31,558	44,812

		6,912,287

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
AG Mortgage Investment Trust, Inc. (REIT)	4,508	78,304
Anworth Mortgage Asset Corp. (REIT)	15,610	74,928
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	17,365	312,222
Ares Commercial Real Estate Corp. (REIT)	4,395	54,278
ARMOUR Residential REIT, Inc. (REIT)(x)	6,799	158,281
Capstead Mortgage Corp. (REIT)	15,235	131,783
Cherry Hill Mortgage Investment Corp. (REIT)	1,942	34,063
CYS Investments, Inc. (REIT)	25,660	172,435
Dynex Capital, Inc. (REIT)	8,555	56,720
Ellington Residential Mortgage REIT (REIT)(x)	1,519	16,648
Granite Point Mortgage Trust, Inc. (REIT)	7,180	118,757
Great Ajax Corp. (REIT)	2,502	33,902
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	8,323	162,299
Invesco Mortgage Capital, Inc. (REIT)	18,420	301,719
KKR Real Estate Finance Trust, Inc. (REIT)(x)	2,454	49,227
Ladder Capital Corp. (REIT)	12,883	194,276
MTGE Investment Corp. (REIT)	7,545	135,056
New York Mortgage Trust, Inc. (REIT)(x)	18,535	109,913
Orchid Island Capital, Inc. (REIT)(x)	7,455	54,943
Owens Realty Mortgage, Inc. (REIT)(x)	1,468	21,403
PennyMac Mortgage Investment Trust (REIT)‡	9,722	175,288
Redwood Trust, Inc. (REIT)	12,247	189,461
Resource Capital Corp. (REIT)	4,737	45,049
Sutherland Asset Management Corp. (REIT)	3,169	48,010
TPG RE Finance Trust, Inc. (REIT)	3,458	68,780
Western Asset Mortgage Capital Corp. (REIT)	6,417	62,181

		2,859,926

Thrifts & Mortgage Finance (1.9%)
BankFinancial Corp.	2,334	39,631
Bear State Financial, Inc.	3,060	31,365
Beneficial Bancorp, Inc.	11,052	171,859
BofI Holding, Inc.(x)*	5,527	224,009
Capitol Federal Financial, Inc.	20,801	256,892
Charter Financial Corp.	1,550	31,605
Clifton Bancorp, Inc.	3,059	47,873
Dime Community Bancshares, Inc.	5,285	97,244
Entegra Financial Corp.*	1,068	30,972
ESSA Bancorp, Inc.	1,331	19,526
Federal Agricultural Mortgage Corp., Class C	1,472	128,093
First Defiance Financial Corp.	1,596	91,483
Flagstar Bancorp, Inc.*	3,503	124,006
Greene County Bancorp, Inc.(x)	107	3,927
Hingham Institution for Savings	106	21,836
Home Bancorp, Inc.	921	39,760

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
HomeStreet, Inc.*	4,442	$127,263
Impac Mortgage Holdings, Inc.(x)*	1,597	12,616
Kearny Financial Corp.	12,698	165,074
Luther Burbank Corp.	2,114	25,389
Malvern Bancorp, Inc.*	1,014	26,364
Merchants Bancorp	1,170	25,155
Meridian Bancorp, Inc.	6,640	133,796
Meta Financial Group, Inc.	1,346	146,983
MGIC Investment Corp.*	59,917	778,920
Nationstar Mortgage Holdings, Inc.*	4,869	87,447
NMI Holdings, Inc., Class A*	7,907	130,861
Northfield Bancorp, Inc.	6,236	97,344
Northwest Bancshares, Inc.	15,249	252,523
OceanFirst Financial Corp.	6,445	172,404
Oconee Federal Financial Corp.(x)	139	4,005
Ocwen Financial Corp.(x)*	16,836	69,364
Oritani Financial Corp.	6,356	97,565
PCSB Financial Corp.*	2,912	61,094
PennyMac Financial Services, Inc., Class A*‡	936	21,200
PHH Corp.*	5,215	54,549
Provident Bancorp, Inc.*	681	18,081
Provident Financial Holdings, Inc.	872	15,774
Provident Financial Services, Inc.	9,977	255,311
Prudential Bancorp, Inc.	1,241	22,512
Radian Group, Inc.	35,062	667,580
Riverview Bancorp, Inc.	3,399	31,747
SI Financial Group, Inc.	1,879	27,058
Southern Missouri Bancorp, Inc.	1,099	40,223
Sterling Bancorp, Inc.	2,576	34,802
Territorial Bancorp, Inc.	1,279	37,935
Timberland Bancorp, Inc.	974	29,610
TrustCo Bank Corp.	15,371	129,885
United Community Financial Corp.	7,803	76,938
United Financial Bancorp, Inc.	8,369	135,578
Walker & Dunlop, Inc.	655	38,920
Washington Federal, Inc.	13,901	480,975
Waterstone Financial, Inc.	3,745	64,789
Western New England Bancorp, Inc.	3,981	42,398
WSFS Financial Corp.	3,579	171,434

		6,171,547

Total Financials		106,566,714

Health Care (3.3%)
Biotechnology (1.5%)
Abeona Therapeutics, Inc.(x)*	4,411	63,298
Acceleron Pharma, Inc.*	1,017	39,765
Achillion Pharmaceuticals, Inc.(x)*	22,105	82,010
Acorda Therapeutics, Inc.*	6,142	145,258
Adamas Pharmaceuticals, Inc.(x)*	1,334	31,883
Advaxis, Inc.(x)*	506	855
Agenus, Inc.(x)*	2,124	10,004
Aileron Therapeutics, Inc.*	225	1,829
Alder Biopharmaceuticals, Inc.(x)*	8,487	107,785
AMAG Pharmaceuticals, Inc.(x)*	5,681	114,472
Apellis Pharmaceuticals, Inc.(x)*	426	9,419
Ardelyx, Inc.*	5,165	26,083
ARMO BioSciences, Inc.(x)*	298	11,148
Array BioPharma, Inc.*	3,859	62,979
Atara Biotherapeutics, Inc.*	5,328	207,792
Athenex, Inc.(x)*	258	4,389
Athersys, Inc.(x)*	1,520	2,782
Audentes Therapeutics, Inc.*	170	5,109
Bellicum Pharmaceuticals, Inc.(x)*	1,218	7,990
BioCryst Pharmaceuticals, Inc.(x)*	2,044	9,750
Biohaven Pharmaceutical Holding Co. Ltd.*	576	14,838
BioTime, Inc.(x)*	13,824	37,187
Bluebird Bio, Inc.*	4,797	819,087
Calyxt, Inc.(x)*	133	1,745
Cara Therapeutics, Inc.(x)*	606	7,502
Celldex Therapeutics, Inc.*	20,589	47,972
Chimerix, Inc.*	7,425	38,610
Concert Pharmaceuticals, Inc.*	1,671	38,266
Corvus Pharmaceuticals, Inc.*	1,276	14,712
Cue Biopharma, Inc.*	397	5,578
Deciphera Pharmaceuticals, Inc.(x)*	325	6,513
Denali Therapeutics, Inc.(x)*	709	13,960
Dynavax Technologies Corp.(x)*	9,002	178,690
Editas Medicine, Inc.(x)*	1,716	56,885
Emergent BioSolutions, Inc.*	2,815	148,210
Enanta Pharmaceuticals, Inc.*	2,552	206,482
Epizyme, Inc.*	2,017	35,802
Fate Therapeutics, Inc.(x)*	5,909	57,672
Five Prime Therapeutics, Inc.*	5,377	92,377
G1 Therapeutics, Inc.*	572	21,193
Genocea Biosciences, Inc.(x)*	595	625
Heron Therapeutics, Inc.(x)*	1,284	35,438
Idera Pharmaceuticals, Inc.*	1,079	1,985
Immune Design Corp.*	4,352	14,362
Immunomedics, Inc.(x)*	10,158	148,408
Insmed, Inc.*	1,863	41,955
Intellia Therapeutics, Inc.(x)*	2,801	59,073
Iovance Biotherapeutics, Inc.*	11,108	187,725
Karyopharm Therapeutics, Inc.*	4,466	59,934
Kindred Biosciences, Inc.*	3,498	30,258
MacroGenics, Inc.*	3,935	99,005
MediciNova, Inc.(x)*	965	9,862
Merrimack Pharmaceuticals, Inc.(x)	789	6,351
Mersana Therapeutics, Inc.*	178	2,807
Minerva Neurosciences, Inc.*	545	3,406
Miragen Therapeutics, Inc.(x)*	322	2,257
Momenta Pharmaceuticals, Inc.*	9,229	167,506
Myriad Genetics, Inc.*	10,587	312,845
NantKwest, Inc.*	4,786	18,618
Novavax, Inc.(x)*	31,907	67,005
Novelion Therapeutics, Inc.*	2,253	7,886
Nymox Pharmaceutical Corp.*	2,673	11,307
Otonomy, Inc.*	4,450	18,690
PDL BioPharma, Inc.*	24,044	70,689
Portola Pharmaceuticals, Inc.*	672	21,948
Protagonist Therapeutics, Inc.*	1,139	9,784
Prothena Corp. plc*	1,365	50,109
PTC Therapeutics, Inc.*	1,218	32,959
Recro Pharma, Inc.(x)*	1,885	20,754
REGENXBIO, Inc.*	3,214	95,938
Retrophin, Inc.*	6,399	143,082
Rhythm Pharmaceuticals, Inc.(x)*	330	6,567
Sarepta Therapeutics, Inc.(x)*	2,335	173,000
Solid Biosciences, Inc.(x)*	403	3,023
Spectrum Pharmaceuticals, Inc.*	14,042	225,935
Stemline Therapeutics, Inc.(x)*	3,536	54,101
Syndax Pharmaceuticals, Inc.*	65	925
Tocagen, Inc.(x)*	205	2,429
Trevena, Inc.*	8,083	13,256
Voyager Therapeutics, Inc.(x)*	2,665	50,075

		5,069,763

Health Care Equipment & Supplies (0.8%)
Analogic Corp.	2,030	194,677
AngioDynamics, Inc.*	6,065	104,621
Anika Therapeutics, Inc.*	380	18,894
Cerus Corp.*	2,284	12,516
ConforMIS, Inc.(x)*	4,089	5,929
CONMED Corp.	4,421	279,982

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
CryoLife, Inc.*	1,651	$33,103
FONAR Corp.*	112	3,338
Haemonetics Corp.*	1,655	121,080
Halyard Health, Inc.*	7,575	349,055
ICU Medical, Inc.*	719	181,476
Integer Holdings Corp.*	5,086	287,613
Invacare Corp.	5,346	93,020
Lantheus Holdings, Inc.*	320	5,088
LivaNova plc*	7,839	693,751
Meridian Bioscience, Inc.	958	13,604
Obalon Therapeutics, Inc.*	471	1,616
OraSure Technologies, Inc.*	495	8,361
Orthofix International NV*	2,212	130,021
OrthoPediatrics Corp.(x)*	289	4,352
Quotient Ltd.(x)*	1,542	7,263
Rockwell Medical, Inc.(x)*	717	3,736
RTI Surgical, Inc.*	1,985	9,131
Sientra, Inc.(x)*	2,148	20,750
Utah Medical Products, Inc.	65	6,425

		2,589,402

Health Care Providers & Services (0.4%)
AAC Holdings, Inc.(x)*	1,754	20,136
Aceto Corp.	4,715	35,834
Almost Family, Inc.*	1,537	86,072
American Renal Associates Holdings, Inc.(x)*	197	3,713
BioScrip, Inc.*	15,843	38,974
Community Health Systems, Inc.(x)*	15,798	62,560
Cross Country Healthcare, Inc.*	2,994	33,263
Diplomat Pharmacy, Inc.*	7,939	159,972
Ensign Group, Inc. (The)	3,191	83,923
Kindred Healthcare, Inc.*	13,942	127,569
LHC Group, Inc.*	164	10,096
Magellan Health, Inc.*	1,076	115,240
National HealthCare Corp.	1,862	111,031
National Research Corp., Class A	164	4,797
Owens & Minor, Inc.	9,764	151,830
PetIQ, Inc.(x)*	249	6,623
Providence Service Corp. (The)*	329	22,747
R1 RCM, Inc.*	1,366	9,753
Tivity Health, Inc.*	1,957	77,595
Triple-S Management Corp., Class B*	2,863	74,839

		1,236,567

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	29,382	362,868
Computer Programs & Systems, Inc.	900	26,280
Evolent Health, Inc., Class A(x)*	7,443	106,063
HMS Holdings Corp.*	1,722	28,998
NantHealth, Inc.(x)*	2,723	8,305
Quality Systems, Inc.*	2,962	40,431

		572,945

Life Sciences Tools & Services (0.0%)
Accelerate Diagnostics, Inc.(x)*	236	5,393
Codexis, Inc.*	521	5,731
Enzo Biochem, Inc.*	414	2,269
Luminex Corp.	3,682	77,579
Medpace Holdings, Inc.*	1,556	54,320
NanoString Technologies, Inc.*	1,975	14,832

		160,124

Pharmaceuticals (0.4%)
Akcea Therapeutics, Inc.(x)*	599	15,340
Aratana Therapeutics, Inc.(x)*	460	2,029
Clearside Biomedical, Inc.(x)*	1,422	15,258
Collegium Pharmaceutical, Inc.(x)*	3,879	99,108
Dermira, Inc.*	1,093	8,733
Dova Pharmaceuticals, Inc.(x)*	189	5,126
Horizon Pharma plc*	26,433	375,349
Impax Laboratories, Inc.*	11,849	230,463
Intra-Cellular Therapies, Inc.*	6,843	144,045
Kala Pharmaceuticals, Inc.(x)*	629	9,957
Lannett Co., Inc.(x)*	4,696	75,371
Medicines Co. (The)(x)*	879	28,954
Melinta Therapeutics, Inc.(x)*	2,309	17,087
Menlo Therapeutics, Inc.(x)*	285	10,710
MyoKardia, Inc.*	288	14,054
Neos Therapeutics, Inc.(x)*	341	2,830
Odonate Therapeutics, Inc.*	304	6,439
Optinose, Inc.(x)*	289	5,786
Phibro Animal Health Corp., Class A	142	5,637
scPharmaceuticals, Inc.(x)*	299	3,708
Sienna Biopharmaceuticals, Inc.*	656	12,320
Tetraphase Pharmaceuticals, Inc.*	8,028	24,646
Zogenix, Inc.*	1,326	53,106

		1,166,056

Total Health Care		10,794,857

Industrials (13.6%)
Aerospace & Defense (0.9%)
AAR Corp.	5,278	232,813
Aerovironment, Inc.*	3,436	156,372
Cubic Corp.	4,086	259,870
Curtiss-Wright Corp.	1,797	242,721
Ducommun, Inc.*	1,655	50,279
Engility Holdings, Inc.*	2,894	70,614
Esterline Technologies Corp.*	4,240	310,156
KeyW Holding Corp. (The)(x)*	7,762	61,009
KLX, Inc.*	8,152	579,280
Kratos Defense & Security Solutions, Inc.(x)*	8,657	89,081
Mercury Systems, Inc.*	584	28,219
Moog, Inc., Class A*	4,691	386,584
National Presto Industries, Inc.(x)	742	69,563
Sparton Corp.*	1,478	25,732
Triumph Group, Inc.	7,868	198,274
Vectrus, Inc.*	1,455	54,184

		2,814,751

Air Freight & Logistics (0.2%)
Atlas Air Worldwide Holdings, Inc.*	3,758	227,170
Echo Global Logistics, Inc.*	4,321	119,260
Hub Group, Inc., Class A*	5,254	219,880
Park-Ohio Holdings Corp.	1,481	57,537

		623,847

Airlines (0.1%)
Hawaiian Holdings, Inc.	752	29,102
SkyWest, Inc.	8,208	446,516

		475,618

Building Products (0.2%)
Armstrong Flooring, Inc.*	3,473	47,129
Caesarstone Ltd.(x)	1,307	25,683
CSW Industrials, Inc.*	1,287	57,979
Gibraltar Industries, Inc.*	5,199	175,986
Griffon Corp.	693	12,647
Insteel Industries, Inc.	291	8,040
Quanex Building Products Corp.	5,230	91,002
Simpson Manufacturing Co., Inc.	5,659	325,902
Universal Forest Products, Inc.	1,102	35,760

		780,128

Commercial Services & Supplies (4.9%)
ABM Industries, Inc.	4,518	151,263
ACCO Brands Corp.	16,947	212,685
ARC Document Solutions, Inc.*	6,522	14,348
Brady Corp., Class A	1,704	63,304
Casella Waste Systems, Inc., Class A*	5,154	120,501

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
CECO Environmental Corp.	4,911	$21,854
Civeo Corp.*	3,612,338	13,618,513
CompX International, Inc.	265	3,657
Ennis, Inc.	4,030	79,391
Essendant, Inc.	5,876	45,833
Heritage-Crystal Clean, Inc.*	1,032	24,304
Herman Miller, Inc.	1,399	44,698
InnerWorkings, Inc.*	476	4,308
Interface, Inc.	933	23,512
Kimball International, Inc., Class B	974	16,597
Knoll, Inc.	534	10,781
LSC Communications, Inc.	5,481	95,643
McGrath RentCorp	3,526	189,311
Mobile Mini, Inc.	7,097	308,720
NL Industries, Inc.*	1,334	10,472
Quad/Graphics, Inc.	2,259	57,266
RR Donnelley & Sons Co.	8,157	71,211
SP Plus Corp.*	1,916	68,210
Steelcase, Inc., Class A	2,597	35,319
Team, Inc.(x)*	2,555	35,131
Tetra Tech, Inc.	633	30,985
UniFirst Corp.	2,470	399,276
Viad Corp.	1,341	70,335
VSE Corp.	1,395	72,149

		15,899,577

Construction & Engineering (0.4%)
Aegion Corp.*	5,196	119,040
Ameresco, Inc., Class A*	2,813	36,569
Chicago Bridge & Iron Co. NV*	16,281	234,446
EMCOR Group, Inc.	2,365	184,304
Granite Construction, Inc.	1,454	81,220
Great Lakes Dredge & Dock Corp.*	8,348	38,401
IES Holdings, Inc.*	1,351	20,468
KBR, Inc.	20,266	328,108
Layne Christensen Co.(x)*	2,849	42,507
MYR Group, Inc.*	1,390	42,840
Northwest Pipe Co.*	1,410	24,393
NV5 Global, Inc.*	319	17,784
Orion Group Holdings, Inc.*	2,179	14,360
Sterling Construction Co., Inc.*	3,185	36,500
Tutor Perini Corp.*	5,225	115,211

		1,336,151

Electrical Equipment (0.2%)
Babcock & Wilcox Enterprises, Inc.(x)*	6,905	30,175
Encore Wire Corp.	3,332	188,924
General Cable Corp.	453	13,409
LSI Industries, Inc.	3,784	30,688
Powell Industries, Inc.	1,357	36,422
Preformed Line Products Co.	484	31,504
Revolution Lighting Technologies, Inc.(x)*	1,571	5,389
Sunrun, Inc.(x)*	14,152	126,377
Thermon Group Holdings, Inc.*	5,335	119,557
Vicor Corp.*	230	6,567
Vivint Solar, Inc.(x)*	4,231	15,443

		604,455

Machinery (2.4%)
Actuant Corp., Class A	4,716	109,647
Alamo Group, Inc.	201	22,090
Albany International Corp., Class A	990	62,073
American Railcar Industries, Inc.(x)	1,260	47,137
Astec Industries, Inc.	1,763	97,282
Barnes Group, Inc.	7,042	421,745
Blue Bird Corp.*	877	20,785
Briggs & Stratton Corp.	6,711	143,683
Chart Industries, Inc.*	4,966	293,143
CIRCOR International, Inc.	1,415	60,364
Colfax Corp.*	99,700	3,180,429
Columbus McKinnon Corp.	3,619	129,705
Evoqua Water Technologies Corp.*	3,577	76,154
DMC Global, Inc.	2,329	62,301
Eastern Co. (The)	844	24,054
ESCO Technologies, Inc.	4,105	240,348
ExOne Co. (The)(x)*	175	1,274
Federal Signal Corp.	7,217	158,918
Franklin Electric Co., Inc.	368	14,996
FreightCar America, Inc.	2,002	26,827
Gencor Industries, Inc.*	1,261	20,302
Global Brass & Copper Holdings, Inc.	303	10,135
Gorman-Rupp Co. (The)	2,810	82,193
Graham Corp.	1,481	31,723
Greenbrier Cos., Inc. (The)(x)	4,485	225,371
Hardinge, Inc.	1,767	32,371
Hurco Cos., Inc.	974	44,707
Hyster-Yale Materials Handling, Inc.	279	19,510
LB Foster Co., Class A*	1,413	33,276
Manitowoc Co., Inc. (The)*	5,106	145,317
Meritor, Inc.*	13,521	277,992
Milacron Holdings Corp.*	1,325	26,686
Miller Industries, Inc.(x)	1,668	41,700
Mueller Water Products, Inc., Class A	9,919	107,820
Navistar International Corp.*	7,566	264,583
Rexnord Corp.*	16,859	500,374
Spartan Motors, Inc.	2,225	38,270
SPX FLOW, Inc.*	4,975	244,720
Standex International Corp.	422	40,238
Tennant Co.	169	11,441
Titan International, Inc.	8,191	103,289
TriMas Corp.*	7,395	194,119
Twin Disc, Inc.*	1,450	31,523
Wabash National Corp.	6,897	143,527
Watts Water Technologies, Inc., Class A	1,916	148,873

		8,013,015

Marine (2.5%)
Clarkson plc	107,959	4,577,681
Costamare, Inc.	8,456	52,765
Eagle Bulk Shipping, Inc.*	5,882	29,116
Genco Shipping & Trading Ltd.(x)*	1,280	18,202
Matson, Inc.	3,561	101,987
Navios Maritime Holdings, Inc.*	13,409	12,040
Safe Bulkers, Inc.*	8,035	25,471
Scorpio Bulkers, Inc.	9,739	68,660
Stolt-Nielsen Ltd.	252,955	3,099,403

		7,985,325

Professional Services (0.6%)
Acacia Research Corp.*	7,870	27,545
CBIZ, Inc.*	8,242	150,417
CRA International, Inc.	1,340	70,069
Franklin Covey Co.*	242	6,510
FTI Consulting, Inc.*	6,120	296,269
GP Strategies Corp.*	214	4,847
Heidrick & Struggles International, Inc.	2,936	91,750
Hill International, Inc.*	578	3,295
Huron Consulting Group, Inc.*	3,608	137,465
ICF International, Inc.	2,931	171,317
Kelly Services, Inc., Class A	4,984	144,735
Korn/Ferry International	8,502	438,617
Mistras Group, Inc.*	2,451	46,422
Navigant Consulting, Inc.*	7,527	144,819

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Red Violet, Inc.(x)*	454	$2,772
Resources Connection, Inc.	4,957	80,303
RPX Corp.	7,619	81,447
TrueBlue, Inc.*	6,285	162,782

		2,061,381

Road & Rail (0.3%)
ArcBest Corp.	3,693	118,361
Covenant Transportation Group, Inc., Class A*	1,997	59,571
Daseke, Inc.*	298	2,917
Heartland Express, Inc.	428	7,700
Hertz Global Holdings, Inc.(x)*	8,775	174,184
Marten Transport Ltd.	6,337	144,484
Roadrunner Transportation Systems, Inc.*	4,976	12,639
Saia, Inc.*	2,334	175,400
Schneider National, Inc., Class B	541	14,098
Universal Logistics Holdings, Inc.	424	8,968
Werner Enterprises, Inc.	7,662	279,662
YRC Worldwide, Inc.*	4,049	35,753

		1,033,737

Trading Companies & Distributors (0.7%)
Aircastle Ltd.	7,850	155,901
Beacon Roofing Supply, Inc.*	2,786	147,853
BMC Stock Holdings, Inc.*	9,986	195,226
CAI International, Inc.*	1,330	28,276
DXP Enterprises, Inc.*	569	22,163
Foundation Building Materials, Inc.*	1,652	24,631
GATX Corp.(x)	6,194	424,226
Huttig Building Products, Inc.(x)*	887	4,639
Kaman Corp.	4,124	256,182
Lawson Products, Inc.*	258	6,515
MRC Global, Inc.*	14,490	238,215
Nexeo Solutions, Inc.*	4,068	43,528
NOW, Inc.*	17,306	176,867
Rush Enterprises, Inc., Class A*	2,606	110,729
Rush Enterprises, Inc., Class B*	460	18,575
Textainer Group Holdings Ltd.*	4,364	73,970
Titan Machinery, Inc.*	2,971	69,997
Triton International Ltd.	7,588	232,193
Veritiv Corp.*	1,848	72,442
Willis Lease Finance Corp.*	549	18,820

		2,320,948

Transportation Infrastructure (0.2%)
Braemar Shipping Services plc	193,258	689,517
Wesco Aircraft Holdings, Inc.*	8,987	92,117

		781,634

Total Industrials		44,730,567

Information Technology (5.4%)
Communications Equipment (1.8%)
Acacia Communications, Inc.(x)*	283	10,884
ADTRAN, Inc.	7,968	123,902
Calix, Inc.*	6,943	47,560
Casa Systems, Inc.(x)*	608	17,839
Comtech Telecommunications Corp.	3,704	110,713
Digi International, Inc.*	4,492	46,268
EchoStar Corp., Class A*	68,800	3,630,575
EMCORE Corp.*	2,429	13,845
Finisar Corp.*	9,855	155,808
Harmonic, Inc.*	12,473	47,397
Infinera Corp.*	23,812	258,598
KVH Industries, Inc.*	2,577	26,672
NETGEAR, Inc.*	5,057	289,260
NetScout Systems, Inc.*	13,689	360,705
Oclaro, Inc.(x)*	3,521	33,661
Ribbon Communications, Inc.*	7,597	38,745
ViaSat, Inc.(x)*	8,344	548,368
Viavi Solutions, Inc.*	23,131	224,833

		5,985,633

Electronic Equipment, Instruments & Components (1.6%)
Anixter International, Inc.*	4,744	359,358
AVX Corp.	7,382	122,172
Bel Fuse, Inc., Class B	1,153	21,792
Belden, Inc.	6,833	471,067
Benchmark Electronics, Inc.	8,073	240,979
Control4 Corp.*	403	8,656
CTS Corp.	5,260	143,072
Daktronics, Inc.	2,232	19,664
Electro Scientific Industries, Inc.*	5,335	103,126
FARO Technologies, Inc.*	1,978	115,515
Fitbit, Inc., Class A(x)*	31,704	161,690
II-VI, Inc.*	6,892	281,883
Insight Enterprises, Inc.*	3,499	122,220
Kimball Electronics, Inc.*	4,268	68,928
Knowles Corp.*	14,322	180,314
Littelfuse, Inc.	260	54,127
Maxwell Technologies, Inc.(x)*	5,585	33,119
MTS Systems Corp.	2,909	150,250
Park Electrochemical Corp.	3,051	51,379
PC Connection, Inc.	1,943	48,575
PCM, Inc.*	947	7,860
Plexus Corp.*	5,420	323,737
Radisys Corp.(x)*	4,768	3,056
Sanmina Corp.*	11,487	300,385
ScanSource, Inc.*	4,062	144,404
SYNNEX Corp.	3,735	442,224
Systemax, Inc.	366	10,449
Tech Data Corp.*	5,232	445,400
TTM Technologies, Inc.*	11,693	178,786
VeriFone Systems, Inc.*	16,451	253,016
Vishay Intertechnology, Inc.	21,456	399,082
Vishay Precision Group, Inc.*	1,610	50,152

		5,316,437

Internet Software & Services (0.3%)
Blucora, Inc.*	5,731	140,983
Cardlytics, Inc.*	672	9,831
Cars.com, Inc.*	11,640	329,760
ChannelAdvisor Corp.*	394	3,585
DHI Group, Inc.*	7,806	12,490
GMO internet, Inc.(x)	6,000	120,840
Leaf Group Ltd.*	1,759	12,401
Limelight Networks, Inc.*	8,271	33,994
Liquidity Services, Inc.*	4,215	27,398
Meet Group, Inc. (The)*	9,178	19,182
QuinStreet, Inc.*	5,979	76,352
SendGrid, Inc.*	305	8,583
TechTarget, Inc.*	2,274	45,207
XO Group, Inc.*	1,014	21,041

		861,647

IT Services (0.6%)
Acxiom Corp.*	6,173	140,189
CACI International, Inc., Class A*	3,949	597,682
Convergys Corp.	14,950	338,169
CSG Systems International, Inc.	931	42,165
Evertec, Inc.	1,555	25,424
Information Services Group, Inc.*	2,295	9,593
ManTech International Corp., Class A	4,209	233,473
MoneyGram International, Inc.*	4,206	36,256
Perficient, Inc.*	5,139	117,786
Presidio, Inc.*	1,885	29,481
ServiceSource International, Inc.*	3,943	15,023
Sykes Enterprises, Inc.*	5,842	169,067

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Travelport Worldwide Ltd.	16,144	$263,793
Unisys Corp.(x)*	2,610	28,058
Virtusa Corp.*	1,188	57,570

		2,103,729

Semiconductors & Semiconductor Equipment (0.6%)
Alpha & Omega Semiconductor Ltd.*	3,139	48,498
Ambarella, Inc.(x)*	3,065	150,154
Amkor Technology, Inc.*	15,805	160,105
Aquantia Corp.(x)*	374	5,872
AXT, Inc.*	5,887	42,681
Cohu, Inc.	3,658	83,439
Cree, Inc.*	15,806	637,139
CyberOptics Corp.(x)*	517	9,306
Diodes, Inc.*	4,734	144,198
DSP Group, Inc.*	3,602	42,504
GSI Technology, Inc.*	2,186	16,198
Kopin Corp.(x)*	888	2,771
Nanometrics, Inc.*	631	16,974
NeoPhotonics Corp.(x)*	5,260	36,031
NVE Corp.	70	5,818
PDF Solutions, Inc.*	195	2,274
Photronics, Inc.*	10,847	89,488
Rambus, Inc.*	12,994	174,508
Rudolph Technologies, Inc.*	527	14,598
Sigma Designs, Inc.*	5,982	37,088
SMART Global Holdings, Inc.*	631	31,449
SunPower Corp.(x)*	9,535	76,089
Veeco Instruments, Inc.*	7,613	129,421
Xcerra Corp.*	1,164	13,561

		1,970,164

Software (0.4%)
Agilysys, Inc.*	2,335	27,833
American Software, Inc., Class A	1,774	23,062
Bottomline Technologies de, Inc.*	783	30,341
Digimarc Corp.(x)*	82	1,964
ForeScout Technologies, Inc.*	182	5,904
Glu Mobile, Inc.*	16,697	62,948
MicroStrategy, Inc., Class A*	687	88,616
Monotype Imaging Holdings, Inc.	3,448	77,408
Park City Group, Inc.(x)*	130	1,138
Progress Software Corp.	1,204	46,294
QAD, Inc., Class A	506	21,075
RealNetworks, Inc.*	3,951	12,090
Rosetta Stone, Inc.*	2,210	29,062
Rubicon Project, Inc. (The)*	7,308	13,154
SailPoint Technologies Holding, Inc.*	818	16,924
SecureWorks Corp., Class A*	1,199	9,688
Synchronoss Technologies, Inc.*	6,958	73,407
Telenav, Inc.*	2,232	12,053
TiVo Corp.	19,428	263,249
VASCO Data Security International, Inc.*	4,409	57,097
Verint Systems, Inc.*	8,653	368,617

		1,241,924

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	1,856	8,426
Cray, Inc.*	6,592	136,454
Eastman Kodak Co.*	560	2,996
Quantum Corp.(x)*	3,614	13,155
Stratasys Ltd.*	3,992	80,559
Super Micro Computer, Inc.*	4,928	83,776

		325,366

Total Information Technology		17,804,900

Materials (2.4%)
Chemicals (1.0%)
Advanced Emissions Solutions, Inc.(x)	472	5,390
AdvanSix, Inc.*	671	23,337
AgroFresh Solutions, Inc.*	3,401	24,997
American Vanguard Corp.	4,579	92,496
Core Molding Technologies, Inc.	1,164	20,754
Flotek Industries, Inc.*	7,979	48,672
FutureFuel Corp.	3,948	47,337
GCP Applied Technologies, Inc.*	11,583	336,486
Hawkins, Inc.	1,222	42,953
HB Fuller Co.	2,082	103,538
Innophos Holdings, Inc.	3,176	127,707
Innospec, Inc.	3,876	265,894
Intrepid Potash, Inc.*	14,811	53,912
Kraton Corp.*	3,855	183,922
LSB Industries, Inc.(x)*	3,506	21,492
Minerals Technologies, Inc.	2,514	168,312
OMNOVA Solutions, Inc.*	2,378	24,969
Platform Specialty Products Corp.*	107,400	1,034,263
PQ Group Holdings, Inc.*	3,293	46,003
Rayonier Advanced Materials, Inc.	2,933	62,972
Stepan Co.	1,162	96,655
Trecora Resources*	3,153	42,881
Tredegar Corp.	4,137	74,259
Trinseo SA	2,185	161,799
Tronox Ltd., Class A	14,519	267,730
Valhi, Inc.	4,023	24,379

		3,403,109

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	278	20,344

Containers & Packaging (0.0%)
Greif, Inc., Class A	534	27,901
Greif, Inc., Class B	122	7,107
UFP Technologies, Inc.*	1,081	31,890

		66,898

Metals & Mining (1.2%)
AK Steel Holding Corp.(x)*	50,902	230,586
Allegheny Technologies, Inc.(x)*	20,330	481,413
Ampco-Pittsburgh Corp.	1,411	12,558
Carpenter Technology Corp.	7,500	330,900
Century Aluminum Co.*	7,649	126,514
Cleveland-Cliffs, Inc.(x)*	48,210	335,060
Coeur Mining, Inc.*	25,039	200,312
Commercial Metals Co.	18,682	382,234
Compass Minerals International, Inc.(x)	450	27,135
Gold Resource Corp.	8,464	38,173
Haynes International, Inc.	2,033	75,445
Hecla Mining Co.	63,669	233,665
Kaiser Aluminum Corp.	2,696	272,026
Klondex Mines Ltd.*	19,895	46,753
Materion Corp.	3,193	163,003
Olympic Steel, Inc.	1,456	29,863
Ramaco Resources, Inc.(x)*	1,164	8,369
Ryerson Holding Corp.*	2,558	20,848
Schnitzer Steel Industries, Inc., Class A	4,329	140,043
SunCoke Energy, Inc.*	10,409	112,001
TimkenSteel Corp.*	6,518	99,008
Warrior Met Coal, Inc.(x)	5,396	151,142
Worthington Industries, Inc.	623	26,739

		3,543,790

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.2%)
Boise Cascade Co.	5,019	$193,733
Clearwater Paper Corp.*	2,596	101,504
Louisiana-Pacific Corp.	1,396	40,163
Neenah, Inc.	450	35,280
PH Glatfelter Co.	7,002	143,751
Schweitzer-Mauduit International, Inc.	4,027	157,657
Verso Corp., Class A*	5,096	85,817

		757,905

Total Materials		7,792,046

Real Estate (10.6%)
Equity Real Estate Investment Trusts (REITs) (5.0%)
Acadia Realty Trust (REIT)	13,432	330,427
Agree Realty Corp. (REIT)	4,625	222,185
Alexander & Baldwin, Inc. (REIT)	11,045	255,471
Alexander’s, Inc. (REIT)	12	4,575
American Assets Trust, Inc. (REIT)	4,325	144,498
Americold Realty Trust (REIT)(x)	5,785	110,378
Armada Hoffler Properties, Inc. (REIT)	808	11,062
Ashford Hospitality Prime, Inc. (REIT)	4,142	40,260
Ashford Hospitality Trust, Inc. (REIT)	12,537	80,989
Bluerock Residential Growth REIT, Inc. (REIT)(x)	3,697	31,425
CareTrust REIT, Inc. (REIT)	833	11,162
CatchMark Timber Trust, Inc. (REIT), Class A	7,253	90,445
CBL & Associates Properties, Inc. (REIT)(x)	27,663	115,355
Cedar Realty Trust, Inc. (REIT)	14,648	57,713
Chatham Lodging Trust (REIT)	7,402	141,748
Chesapeake Lodging Trust (REIT)	9,681	269,229
City Office REIT, Inc. (REIT)	4,352	50,309
Clipper Realty, Inc. (REIT)(x)	2,041	17,287
Community Healthcare Trust, Inc. (REIT)	2,351	60,515
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	1,940	72,828
Cousins Properties, Inc. (REIT)	67,436	585,344
DiamondRock Hospitality Co. (REIT)	32,297	337,181
Easterly Government Properties, Inc. (REIT)	6,849	139,720
Education Realty Trust, Inc. (REIT)	12,293	402,596
Equity LifeStyle Properties, Inc. (REIT)	19,300	1,693,961
Farmland Partners, Inc. (REIT)(x)	5,127	42,810
First Industrial Realty Trust, Inc. (REIT)	14,727	430,470
Four Corners Property Trust, Inc. (REIT)	3,213	74,188
Franklin Street Properties Corp. (REIT)	16,919	142,289
Front Yard Residential Corp. (REIT)	8,282	83,234
GEO Group, Inc. (The) (REIT)	15,457	316,405
Getty Realty Corp. (REIT)	5,086	128,269
Gladstone Commercial Corp. (REIT)	4,556	79,001
Global Medical REIT, Inc. (REIT)(x)	2,781	19,328
Global Net Lease, Inc. (REIT)(x)	11,052	186,558
Government Properties Income Trust (REIT)	12,976	177,252
Gramercy Property Trust (REIT)	22,070	479,581
Healthcare Realty Trust, Inc. (REIT)	19,731	546,746
Hersha Hospitality Trust (REIT)	6,444	115,348
Independence Realty Trust, Inc. (REIT)	13,993	128,456
Industrial Logistics Properties Trust (REIT)*	2,220	45,155
InfraREIT, Inc. (REIT)	6,966	135,349
Investors Real Estate Trust (REIT)	19,111	99,186
iStar, Inc. (REIT)*	10,864	110,487
Jernigan Capital, Inc. (REIT)(x)	2,053	37,159
Kite Realty Group Trust (REIT)	13,448	204,813
LaSalle Hotel Properties (REIT)	18,409	534,045
Lexington Realty Trust (REIT)	35,243	277,362
LTC Properties, Inc. (REIT)	3,855	146,490
Mack-Cali Realty Corp. (REIT)	14,767	246,757
MedEquities Realty Trust, Inc. (REIT)	3,377	35,492
Monmouth Real Estate Investment Corp. (REIT)	9,694	145,798
National Health Investors, Inc. (REIT)	3,596	241,975
National Storage Affiliates Trust (REIT)	7,155	179,447
New Senior Investment Group, Inc. (REIT)	12,870	105,277
NexPoint Residential Trust, Inc. (REIT)	2,601	64,609
NorthStar Realty Europe Corp. (REIT)	8,842	115,123
One Liberty Properties, Inc. (REIT)	2,280	50,388
Pebblebrook Hotel Trust (REIT)(x)	11,100	381,285
Pennsylvania REIT (REIT)(x)	11,301	109,055
Physicians Realty Trust (REIT)	13,404	208,700
Preferred Apartment Communities, Inc. (REIT), Class A	6,039	85,693
Quality Care Properties, Inc. (REIT)*	15,311	297,493
RAIT Financial Trust (REIT)(x)	15,185	2,452
Ramco-Gershenson Properties Trust (REIT)	12,976	160,383
Retail Opportunity Investments Corp. (REIT)	15,878	280,564
Rexford Industrial Realty, Inc. (REIT)	7,467	214,975
RLJ Lodging Trust (REIT)	27,431	533,259
Sabra Health Care REIT, Inc. (REIT)	23,846	420,882
Safety Income & Growth, Inc. (REIT)(x)	1,181	18,884
Saul Centers, Inc. (REIT)	152	7,747
Select Income REIT (REIT)	10,426	203,098
Seritage Growth Properties (REIT), Class A(x)	4,114	146,253
STAG Industrial, Inc. (REIT)	15,520	371,238
Summit Hotel Properties, Inc. (REIT)	16,967	230,921
Sunstone Hotel Investors, Inc. (REIT)	36,433	554,510
Terreno Realty Corp. (REIT)	6,393	220,622
Tier REIT, Inc. (REIT)	7,907	146,121
UMH Properties, Inc. (REIT)	772	10,353
Urstadt Biddle Properties, Inc. (REIT), Class A	4,735	91,386
Washington Prime Group, Inc. (REIT)(x)	30,458	203,155
Washington REIT (REIT)	8,088	220,802
Whitestone REIT (REIT)(x)	6,020	62,548
Xenia Hotels & Resorts, Inc. (REIT)	17,336	341,866

		16,525,755

Real Estate Management & Development (5.6%)
Consolidated-Tomoka Land Co.	83	5,217

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
DREAM Unlimited Corp., Class A*	608,600	$4,355,457
Forestar Group, Inc.(x)*	1,624	34,348
FRP Holdings, Inc.*	1,049	58,744
Griffin Industrial Realty, Inc.	101	3,791
Howard Hughes Corp. (The)*	94,300	13,119,958
Kennedy-Wilson Holdings, Inc.	9,385	163,299
Newmark Group, Inc., Class A*	2,449	37,200
Rafael Holdings, Inc., Class B(x)*	485	2,350
RE/MAX Holdings, Inc., Class A	2,868	173,371
Redfin Corp.(x)*	6,459	147,459
St Joe Co. (The)*	7,267	136,983
Stratus Properties, Inc.*	900	27,180
Tejon Ranch Co.*	2,899	66,996
Transcontinental Realty Investors, Inc.(x)*	197	8,000

		18,340,353

Total Real Estate		34,866,108

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
ATN International, Inc.	1,686	100,519
Cincinnati Bell, Inc.*	6,662	92,269
Consolidated Communications Holdings, Inc.	4,715	51,676
Frontier Communications Corp.(x)	12,573	93,292
Globalstar, Inc.(x)*	30,680	21,093
Hawaiian Telcom Holdco, Inc.*	916	24,439
IDT Corp., Class B*	969	6,076
Intelsat SA(x)*	5,458	20,522
Iridium Communications, Inc.(x)*	13,506	151,942
ORBCOMM, Inc.*	720	6,746
pdvWireless, Inc.(x)*	1,520	45,372
Windstream Holdings, Inc.(x)	28,680	40,439

		654,385

Wireless Telecommunication Services (0.0%)
Spok Holdings, Inc.	3,378	50,501

Total Telecommunication Services		704,886

Utilities (4.9%)
Electric Utilities (1.0%)
ALLETE, Inc.	8,243	595,556
El Paso Electric Co.	6,622	337,722
Genie Energy Ltd., Class B	1,795	8,957
IDACORP, Inc.	8,139	718,429
MGE Energy, Inc.	2,949	165,439
Otter Tail Corp.	6,350	275,273
PNM Resources, Inc.	12,919	494,152
Portland General Electric Co.	14,458	585,694
Spark Energy, Inc., Class A(x)	264	3,128

		3,184,350

Gas Utilities (2.9%)
Chesapeake Utilities Corp.	2,262	159,132
New Jersey Resources Corp.	12,959	519,656
Northwest Natural Gas Co.	4,608	265,651
ONE Gas, Inc.	8,488	560,378
RGC Resources, Inc.(x)	577	14,656
Rubis SCA	81,502	5,889,863
South Jersey Industries, Inc.	12,972	365,292
Southwest Gas Holdings, Inc.*	6,931	468,744
Spire, Inc.	7,631	551,721
WGL Holdings, Inc.	8,266	691,451

		9,486,544

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.(x)*	4,829	10,141
Dynegy, Inc.*	20,860	282,027
NRG Yield, Inc., Class A	5,496	90,354
NRG Yield, Inc., Class C(x)	10,754	182,818
Ormat Technologies, Inc.	3,437	193,778
Pattern Energy Group, Inc., Class A(x)	10,093	174,508
TerraForm Power, Inc., Class A	7,535	80,851

		1,014,477

Multi-Utilities (0.5%)
Avista Corp.	10,395	532,744
Black Hills Corp.	8,736	474,365
NorthWestern Corp.	7,944	427,387
Unitil Corp.	2,210	102,566

		1,537,062

Water Utilities (0.2%)
American States Water Co.	1,820	96,569
AquaVenture Holdings Ltd.*	1,793	22,269
Artesian Resources Corp., Class A	1,335	48,701
Cadiz, Inc.(x)*	3,618	48,843
California Water Service Group	2,941	109,552
Connecticut Water Service, Inc.	1,948	117,912
Consolidated Water Co. Ltd.	2,191	31,879
Middlesex Water Co.	372	13,652
SJW Group	2,690	141,791
York Water Co. (The)	225	6,975

		638,143

Total Utilities		15,860,576

Total Common Stocks (92.3%) (Cost $231,450,157)		303,335,442

MASTER LIMITED PARTNERSHIPS:
Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Atlas Energy Group LLC*	150,000	6,150
Dorchester Minerals LP	44,000	708,400

Total Energy		714,550

Industrials (2.5%)
Industrial Conglomerates (2.5%)
Icahn Enterprises LP	144,200	8,225,168

Total Industrials		8,225,168

Total Master Limited Partnerships (2.7%) (Cost $7,916,564)		8,939,718

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 4/10/18(x)*	6,905	13,244

Total Industrials		13,244

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)*	4,688	—

Total Information Technology		—

Total Rights (0.0%) (Cost $—)		13,244

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.7%)
JPMorgan Prime Money Market Fund, IM Shares	12,050,479	$12,049,274

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.1%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,000,146, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,600,240, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $1,632,082.(xx)	1,600,000	1,600,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,200,175, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,224,061.(xx)	1,200,000	1,200,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,757,111, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,792,000.(xx)	1,756,860	1,756,860
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $400,063, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $408,206.(xx)	400,000	400,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,800,278, collateralized by various Common Stocks; total market value $2,002,171.(xx)	1,800,000	1,800,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,800,278, collateralized by various Common Stocks; total market value $2,002,171.(xx)	1,800,000	1,800,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,000,300, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $2,040,039.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		13,556,860

Total Short-Term Investments (7.8%) (Cost $25,610,478)		25,606,134

Total Investments in Securities (102.8%) (Cost $264,977,199)		337,894,538
Other Assets Less Liabilities (-2.8%)		(9,332,731)

Net Assets (100%)		$328,561,807

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $13,480,275. This was secured by cash collateral of $13,556,860 which was subsequently invested in joint repurchase agreements with a total value of $13,556,860, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $222,350 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	936	20,920	—	—	—	280	21,200	—	—
PennyMac Mortgage Investment Trust	9,722	162,740	7,296	(14,623)	(229)	20,104	175,288	—	—

Total		183,660	7,296	(14,623)	(229)	20,384	196,488	—	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	22	6/2018	USD	1,684,320	(40,080)

					(40,080)

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$37,050,240	$121,378	$—		$37,171,618
Consumer Staples	8,554,700	2,274,106	—		10,828,806
Energy	15,989,364	225,000	—		16,214,364
Financials	105,892,154	674,560	—		106,566,714
Health Care	10,794,857	—	—		10,794,857
Industrials	36,339,912	8,390,655	—		44,730,567
Information Technology	17,684,060	120,840	—		17,804,900
Materials	7,792,046	—	—		7,792,046
Real Estate	34,862,317	3,791	—		34,866,108
Telecommunication Services	704,886	—	—		704,886
Utilities	9,970,713	5,889,863	—		15,860,576
Master Limited Partnerships
Energy	714,550	—	—		714,550
Industrials	8,225,168	—	—		8,225,168
Rights
Industrials	—	13,244	—		13,244
Information Technology	—	—	—	(c)	— (c)
Short-Term Investments
Investment Company	12,049,274	—	—		12,049,274
Repurchase Agreements	—	13,556,860	—		13,556,860

Total Assets	$306,624,241	$31,270,297	$—		$337,894,538

Liabilities:
Futures	$(40,080)	$—	$—		$(40,080)

Total Liabilities	$(40,080)	$—	$—		$(40,080)

Total	$306,584,161	$31,270,297	$—		$337,854,458

(a)	Securities with a market value of $7,346,994 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $2,343,128 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,289,866
Aggregate gross unrealized depreciation	(25,525,305)

Net unrealized appreciation	$74,764,561

Federal income tax cost of investments in securities and derivative instruments, if applicable	$263,089,897

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Auto Components (0.9%)
Aptiv plc	500	$42,485
Bridgestone Corp.	600	26,074
Continental AG	120	33,147
Magna International, Inc.(x)	700	39,430
Stanley Electric Co. Ltd.	700	25,854

		166,990

Automobiles (0.7%)
Bayerische Motoren Werke AG	400	43,410
Daimler AG (Registered)*	400	33,990
Suzuki Motor Corp.	400	21,540
Yamaha Motor Co. Ltd.	1,000	29,886

		128,826

Hotels, Restaurants & Leisure (2.1%)
Carnival Corp.	400	26,232
Compass Group plc	2,171	44,363
Hilton Worldwide Holdings, Inc.	400	31,504
Restaurant Brands International, Inc.	400	22,764
Royal Caribbean Cruises Ltd.	200	23,548
Sodexo SA	200	20,178
Starbucks Corp.	2,400	138,936
TUI AG	1,500	32,148
Whitbread plc	300	15,615
Yum Brands, Inc.	500	42,565

		397,853

Household Durables (0.8%)
DR Horton, Inc.	700	30,688
Electrolux AB	1,000	31,468
Mohawk Industries, Inc.*	100	23,222
Sekisui Chemical Co. Ltd.	1,000	17,443
Sekisui House Ltd.	1,000	18,251
Taylor Wimpey plc	6,000	15,564
Techtronic Industries Co. Ltd.	1,500	8,860

		145,496

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	300	9,854

Media (1.3%)
Comcast Corp., Class A	3,600	123,012
Omnicom Group, Inc.(x)	300	21,801
Time Warner, Inc.	1,100	104,038

		248,851

Multiline Retail (0.2%)
Dollar General Corp.	500	46,775

Specialty Retail (2.4%)
Home Depot, Inc. (The)	900	160,416
Industria de Diseno Textil SA	2,400	75,221
Lowe’s Cos., Inc.	800	70,200
Ross Stores, Inc.	700	54,586
TJX Cos., Inc. (The)	1,300	106,028
USS Co. Ltd.	600	12,123

		478,574

Textiles, Apparel & Luxury Goods (1.0%)
LVMH Moet Hennessy Louis Vuitton SE	200	61,678
NIKE, Inc., Class B	1,400	93,016
VF Corp.	600	44,472

		199,166

Total Consumer Discretionary		1,822,385

Consumer Staples (14.2%)
Beverages (3.5%)
Asahi Group Holdings Ltd.	500	26,629
Brown-Forman Corp., Class B	500	27,200
Coca-Cola Co. (The)	1,600	69,488
Constellation Brands, Inc., Class A	400	91,168
Diageo plc	2,400	81,192
Heineken NV	700	75,336
Kirin Holdings Co. Ltd.	1,000	26,620
Monster Beverage Corp.*	500	28,605
PepsiCo, Inc.	2,000	218,299
Pernod Ricard SA	200	33,317
Suntory Beverage & Food Ltd.	100	4,859

		682,713

Food & Staples Retailing (3.0%)
Alimentation Couche-Tard, Inc., Class B	700	31,334
Costco Wholesale Corp.	700	131,901
CVS Health Corp.	1,400	87,094
George Weston Ltd.	300	24,152
Jeronimo Martins SGPS SA	1,800	32,827
Seven & i Holdings Co. Ltd.	900	38,603
Sysco Corp.	1,100	65,956
Walgreens Boots Alliance, Inc.	1,200	78,564
Walmart, Inc.	500	44,485
Wesfarmers Ltd.	500	16,043
Woolworths Group Ltd.(x)	1,100	22,294

		573,253

Food Products (2.9%)
Danone SA	800	64,796
General Mills, Inc.	1,800	81,108
Hershey Co. (The)	300	29,688
Kellogg Co.	1,000	65,010
Kraft Heinz Co. (The)	700	43,603
McCormick & Co., Inc. (Non- Voting)(x)	200	21,278
Meiji Holdings Co. Ltd.	100	7,612
Mondelez International, Inc., Class A	1,900	79,287
Nestle SA (Registered)	1,500	118,750
Tyson Foods, Inc., Class A	500	36,595

		547,727

Household Products (2.6%)
Church & Dwight Co., Inc.	600	30,216
Clorox Co. (The)	300	39,933
Henkel AG & Co. KGaA (Preference)(q)	730	95,996
Kimberly-Clark Corp.	900	99,117
Procter & Gamble Co. (The)	3,000	237,840

		503,102

Personal Products (2.2%)
Beiersdorf AG	200	22,648
Estee Lauder Cos., Inc. (The), Class A	500	74,860
Kao Corp.	900	67,505
L’Oreal SA	300	67,772
Unilever NV (CVA)	1,800	101,752
Unilever plc	1,400	77,793

		412,330

Total Consumer Staples		2,719,125

Energy (1.8%)
Oil, Gas & Consumable Fuels (1.8%)
Caltex Australia Ltd.	600	14,570
Exxon Mobil Corp.	2,400	179,064
Snam SpA	3,000	13,800
Suncor Energy, Inc.	800	27,626

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
TOTAL SA(x)	1,400	$79,567
Valero Energy Corp.	300	27,831

Total Energy		342,458

Financials (19.2%)
Banks (8.5%)
Bank Hapoalim BM	2,000	13,751
Bank of America Corp.	1,100	32,989
Bank of Montreal	1,400	105,754
Bank of Nova Scotia (The)	1,500	92,397
BB&T Corp.	800	41,632
Canadian Imperial Bank of Commerce	800	70,614
Citigroup, Inc.	600	40,500
Citizens Financial Group, Inc.	900	37,782
Commonwealth Bank of Australia	1,000	55,854
Danske Bank A/S	1,300	48,584
DBS Group Holdings Ltd.	1,000	21,095
Hang Seng Bank Ltd.	1,100	25,646
ING Groep NV	3,000	50,669
M&T Bank Corp.	200	36,872
National Bank of Canada	1,000	47,068
Nordea Bank AB	4,000	42,733
Oversea-Chinese Banking Corp. Ltd.	2,000	19,700
PNC Financial Services Group, Inc. (The)	800	120,992
Royal Bank of Canada	1,600	123,594
Skandinaviska Enskilda Banken AB, Class A(x)	3,000	31,455
SunTrust Banks, Inc.	900	61,236
Svenska Handelsbanken AB, Class A	4,000	50,186
Swedbank AB, Class A	3,200	71,749
Toronto-Dominion Bank (The)	3,200	181,589
United Overseas Bank Ltd.	3,000	63,261
US Bancorp	2,500	126,249

		1,613,951

Capital Markets (4.0%)
Ameriprise Financial, Inc.	400	59,176
ASX Ltd.	400	17,315
Bank of New York Mellon Corp. (The)	800	41,224
BlackRock, Inc.	100	54,172
CME Group, Inc.	600	97,044
Deutsche Boerse AG	400	54,490
Intercontinental Exchange, Inc.	800	58,016
MSCI, Inc.	200	29,894
Northern Trust Corp.	700	72,191
S&P Global, Inc.	600	114,636
Singapore Exchange Ltd.	2,000	11,294
St James’s Place plc	1,000	15,267
State Street Corp.	500	49,865
T. Rowe Price Group, Inc.	300	32,391
TD Ameritrade Holding Corp.	500	29,615
Thomson Reuters Corp.	900	34,782

		771,372

Consumer Finance (0.2%)
Discover Financial Services	400	28,772

Insurance (6.5%)
Aflac, Inc.	1,200	52,512
AIA Group Ltd.	5,000	42,684
Allianz SE (Registered)	500	112,997
Allstate Corp. (The)	600	56,880
Aon plc	500	70,165
Assicurazioni Generali SpA	1,000	19,279
Baloise Holding AG (Registered)	100	15,305
Cincinnati Financial Corp.	300	22,278
Everest Re Group Ltd.	100	25,682
Great-West Lifeco, Inc.	1,700	43,386
Hannover Rueck SE	180	24,583
Legal & General Group plc	8,000	28,979
Lincoln National Corp.	400	29,224
Loews Corp.	500	24,865
Manulife Financial Corp.	1,600	29,706
Marsh & McLennan Cos., Inc.	1,600	132,144
Medibank Pvt Ltd.	2,100	4,709
NN Group NV	600	26,647
Power Corp. of Canada	1,000	22,820
Principal Financial Group, Inc.	400	24,364
Progressive Corp. (The)	1,800	109,674
Prudential Financial, Inc.	500	51,775
Reinsurance Group of America, Inc.	200	30,800
Sampo OYJ, Class A	900	50,197
SCOR SE	400	16,383
Sun Life Financial, Inc.	1,800	73,922
Suncorp Group Ltd.	2,800	28,802
Zurich Insurance Group AG*	240	78,752

		1,249,514

Total Financials		3,663,609

Health Care (10.4%)
Biotechnology (0.6%)
AbbVie, Inc.	900	85,185
CSL Ltd.	300	36,074

		121,259

Health Care Equipment & Supplies (2.3%)
Baxter International, Inc.	1,100	71,545
Becton Dickinson and Co.	300	65,010
Cochlear Ltd.	100	14,031
Coloplast A/S, Class B	200	16,950
Danaher Corp.	600	58,746
Hoya Corp.	500	24,928
IDEXX Laboratories, Inc.*	200	38,278
Stryker Corp.	700	112,645
Sysmex Corp.	200	18,119
Teleflex, Inc.	100	25,498

		445,750

Health Care Providers & Services (2.4%)
Anthem, Inc.	200	43,940
Cigna Corp.	400	67,096
Fresenius Medical Care AG & Co. KGaA	200	20,421
HCA Healthcare, Inc.	400	38,800
Humana, Inc.	300	80,649
Laboratory Corp. of America Holdings*	200	32,350
Quest Diagnostics, Inc.	100	10,030
UnitedHealth Group, Inc.	800	171,200

		464,486

Health Care Technology (0.1%)
Cerner Corp.*	200	11,600

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.	300	61,938

Pharmaceuticals (4.7%)
Astellas Pharma, Inc.	3,900	59,157
Bayer AG (Registered)	600	67,844
Johnson & Johnson	1,800	230,671
Merck & Co., Inc.	2,200	119,834
Novartis AG (Registered)	200	16,180
Novo Nordisk A/S, Class B	1,200	59,045

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ono Pharmaceutical Co. Ltd.	1,000	$30,957
Pfizer, Inc.	3,300	117,117
Roche Holding AG	300	68,808
Shionogi & Co. Ltd.	500	25,802
Takeda Pharmaceutical Co. Ltd.	500	24,355
Zoetis, Inc.	800	66,808

		886,578

Total Health Care		1,991,611

Industrials (16.9%)
Aerospace & Defense (3.5%)
Boeing Co. (The)	400	131,152
General Dynamics Corp.	500	110,450
Northrop Grumman Corp.	400	139,648
Raytheon Co.	600	129,492
Safran SA	400	42,388
Thales SA	100	12,185
United Technologies Corp.	600	75,492

		640,807

Air Freight & Logistics (1.5%)
Deutsche Post AG (Registered)	2,400	104,950
Expeditors International of Washington, Inc.	1,100	69,630
United Parcel Service, Inc., Class B	1,100	115,126

		289,706

Airlines (0.2%)
ANA Holdings, Inc.	1,000	38,701

Building Products (0.7%)
Assa Abloy AB, Class B	1,600	34,739
Daikin Industries Ltd.	200	22,057
Geberit AG (Registered)	90	39,803
Masco Corp.	700	28,308

		124,907

Commercial Services & Supplies (1.2%)
Brambles Ltd.	4,300	33,093
Cintas Corp.	200	34,116
Dai Nippon Printing Co. Ltd.	500	10,328
Republic Services, Inc.	500	33,115
Secom Co. Ltd.	400	29,773
Waste Management, Inc.	1,000	84,121

		224,546

Construction & Engineering (0.6%)
Ferrovial SA	1,500	31,364
Kajima Corp.	1,000	9,276
Obayashi Corp.	1,000	10,939
Taisei Corp.	200	10,150
Vinci SA	600	59,077

		120,806

Electrical Equipment (0.6%)
Legrand SA	300	23,546
Mitsubishi Electric Corp.	2,000	31,982
Nidec Corp.	200	30,807
Rockwell Automation, Inc.	200	34,839

		121,174

Industrial Conglomerates (2.1%)
3M Co.	800	175,616
Honeywell International, Inc.	700	101,157
Roper Technologies, Inc.	200	56,138
Siemens AG (Registered)	490	62,500

		395,411

Machinery (2.5%)
Atlas Copco AB, Class A	1,000	43,322
FANUC Corp.	100	25,337
Fortive Corp.	1,300	100,776
Hoshizaki Corp.	300	26,333
Illinois Tool Works, Inc.	600	93,996
Kone OYJ, Class B	600	29,970
Makita Corp.	600	29,322
Sandvik AB	2,000	36,702
Schindler Holding AG	120	25,883
Stanley Black & Decker, Inc.	300	45,960
Wartsila OYJ Abp	1,200	26,549

		484,150

Professional Services (1.0%)
Adecco Group AG (Registered)	200	14,250
Experian plc	1,000	21,602
Intertek Group plc	200	13,091
Randstad Holding NV(x)	400	26,355
SGS SA (Registered)	12	29,502
Verisk Analytics, Inc.*	300	31,200
Wolters Kluwer NV	1,200	63,908

		199,908

Road & Rail (1.6%)
Canadian Pacific Railway Ltd.	200	35,270
Central Japan Railway Co.	100	18,918
CSX Corp.	500	27,855
DSV A/S	400	31,544
East Japan Railway Co.	400	37,073
Hankyu Hanshin Holdings, Inc.	400	14,830
Kintetsu Group Holdings Co. Ltd.	400	15,582
Tobu Railway Co. Ltd.	600	18,072
Union Pacific Corp.	700	94,102
West Japan Railway Co.	300	20,951

		314,197

Trading Companies & Distributors (1.2%)
Bunzl plc	600	17,648
Fastenal Co.	300	16,377
Ferguson plc	600	45,132
ITOCHU Corp.	2,500	48,552
Marubeni Corp.	3,000	21,707
Mitsubishi Corp.	1,100	29,587
Mitsui & Co. Ltd.	1,700	29,118
Sumitomo Corp.	1,000	16,832

		224,953

Transportation Infrastructure (0.2%)
Aena SME SA(m)	140	28,213
Atlantia SpA	500	15,501

		43,714

Total Industrials		3,222,980

Information Technology (12.8%)
Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	800	68,904
CDW Corp.	400	28,124
Hexagon AB, Class B	400	23,964
Keyence Corp.	100	62,065
Kyocera Corp.	500	28,213

		211,270

Internet Software & Services (0.7%)
Alphabet, Inc., Class A*	30	31,114
Facebook, Inc., Class A*	700	111,853

		142,967

IT Services (5.9%)
Accenture plc, Class A	900	138,150
Amadeus IT Group SA	600	44,356
Atos SE	100	13,692
Automatic Data Processing, Inc.	1,100	124,828
Broadridge Financial Solutions, Inc.	300	32,907
CGI Group, Inc., Class A*	500	28,835

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cognizant Technology Solutions Corp., Class A	1,000	$80,500
Fidelity National Information Services, Inc.	600	57,780
Fiserv, Inc.*	1,200	85,572
International Business Machines Corp.	400	61,372
Jack Henry & Associates, Inc.	300	36,285
Mastercard, Inc., Class A	900	157,644
Nomura Research Institute Ltd.	200	9,473
NTT Data Corp.	2,300	24,469
Paychex, Inc.	700	43,113
Visa, Inc., Class A	1,600	191,393

		1,130,369

Semiconductors & Semiconductor Equipment (1.1%)
ASML Holding NV	180	35,612
Intel Corp.	800	41,664
Texas Instruments, Inc.	1,300	135,057

		212,333

Software (2.9%)
Adobe Systems, Inc.*	700	151,257
ANSYS, Inc.*	200	31,338
Check Point Software Technologies Ltd.*	100	9,934
Intuit, Inc.	500	86,675
Oracle Corp.	1,900	86,925
Red Hat, Inc.*	200	29,902
Sage Group plc (The)	1,600	14,374
SAP SE	1,300	136,040

		546,445

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	700	117,445
Canon, Inc.	800	28,969
FUJIFILM Holdings Corp.	600	23,937
HP, Inc.	1,500	32,880

		203,231

Total Information Technology		2,446,615

Materials (3.7%)
Chemicals (3.3%)
Akzo Nobel NV	301	28,456
Asahi Kasei Corp.	1,000	13,148
BASF SE	200	20,326
Celanese Corp.	200	20,042
Ecolab, Inc.	700	95,948
Givaudan SA (Registered)	32	72,940
International Flavors & Fragrances, Inc.	100	13,691
Koninklijke DSM NV	300	29,831
Kuraray Co. Ltd.	400	6,797
Mitsubishi Chemical Holdings Corp.	2,500	24,212
Nissan Chemical Industries Ltd.	400	16,616
Nitto Denko Corp.	100	7,498
Novozymes A/S, Class B	400	20,714
PPG Industries, Inc.	400	44,640
Praxair, Inc.	300	43,290
Sherwin-Williams Co. (The)	200	78,423
Shin-Etsu Chemical Co. Ltd.	300	31,028
Sika AG	4	31,353
Sumitomo Chemical Co. Ltd.	2,000	11,654
Toray Industries, Inc.	3,000	28,377

		638,984

Containers & Packaging (0.1%)
Amcor Ltd.	2,200	24,143

Metals & Mining (0.1%)
Norsk Hydro ASA	3,000	17,691

Paper & Forest Products (0.2%)
UPM-Kymmene OYJ*	800	29,687

Total Materials		710,505

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
Equity Residential (REIT)	400	24,648
Goodman Group (REIT)	6,600	42,895
Link REIT (REIT)	2,000	17,153
Mirvac Group (REIT)	4,700	7,796
Nomura Real Estate Master Fund, Inc. (REIT)	22	30,352
Prologis, Inc. (REIT)	1,200	75,588
Scentre Group (REIT)	4,200	12,407
Simon Property Group, Inc. (REIT)	600	92,610
Stockland (REIT)	14,700	45,590
Unibail-Rodamco SE (REIT)(x)	160	36,645
Vornado Realty Trust (REIT)	100	6,730

		392,414

Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A*	700	33,054
Daito Trust Construction Co. Ltd.	200	34,566
Daiwa House Industry Co. Ltd.	1,000	38,532
First Capital Realty, Inc.(x)	1,900	30,011
Mitsui Fudosan Co. Ltd.	1,000	24,261

		160,424

Total Real Estate		552,838

Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	2,800	99,820
BCE, Inc.	700	30,122
Deutsche Telekom AG (Registered)	5,600	91,354
Nippon Telegraph & Telephone Corp.	1,100	50,656
Swisscom AG (Registered)(x)	60	29,757
Telefonica SA	2,000	19,822
Telenor ASA	1,000	22,744
Telia Co. AB	4,000	18,869
Verizon Communications, Inc.	2,400	114,768

		477,912

Wireless Telecommunication Services (0.7%)
KDDI Corp.	2,500	63,825
NTT DOCOMO, Inc.	2,900	74,036

		137,861

Total Telecommunication Services		615,773

Utilities (4.2%)
Electric Utilities (1.5%)
CLP Holdings Ltd.	2,500	25,556
Enel SpA	7,000	42,890
Eversource Energy	400	23,568
Iberdrola SA	10,000	73,552
PPL Corp.	300	8,487
Red Electrica Corp. SA	800	16,479
SSE plc	1,800	32,261
Terna Rete Elettrica Nazionale SpA	3,000	17,552
Xcel Energy, Inc.	1,000	45,480

		285,825

Gas Utilities (0.7%)
Hong Kong & China Gas Co. Ltd.	17,600	36,287

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Osaka Gas Co. Ltd.	2,800	$55,247
Tokyo Gas Co. Ltd.	1,000	26,517
UGI Corp.	300	13,326

		131,377

Multi-Utilities (1.6%)
AGL Energy Ltd.	900	15,079
Ameren Corp.	400	22,652
CenterPoint Energy, Inc.	600	16,440
CMS Energy Corp.	500	22,645
Consolidated Edison, Inc.	800	62,352
DTE Energy Co.	400	41,760
Public Service Enterprise Group, Inc.	800	40,192
Sempra Energy	900	100,098

		321,218

Water Utilities (0.4%)
American Water Works Co., Inc.	900	73,918

Total Utilities		812,338

Total Common Stocks (98.8%) (Cost $15,970,695)		18,900,237

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.5%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $50,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $51,042.(xx)	$50,000	50,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $36,665, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $37,394.(xx)	36,659	36,659
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $28,756, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $29,329.(xx)	28,752	28,752
Deutsche Bank Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $56,394, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/18-11/15/47; total market value $57,513.(xx)	56,385	56,385
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $43,517, collateralized by various Common Stocks; total market value $48,397.(xx)	43,510	43,510
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $45,127, collateralized by various Common Stocks; total market value $50,188.(xx)	45,120	45,120
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $25,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $25,500.(xx)	25,000	25,000

Total Repurchase Agreements		285,426

Total Short-Term Investments (1.5%) (Cost $285,426)		285,426

Total Investments in Securities (100.3%) (Cost $16,256,121)		19,185,663
Other Assets Less Liabilities (-0.3%)		(60,470)

Net Assets (100%)		$19,125,193

*	Non-income producing.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $28,213 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $272,640. This was secured by cash collateral of $285,426 which was subsequently invested in joint repurchase agreements with a total value of $285,426, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

CVA — Dutch Certification

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.0%
Canada	5.7
Denmark	0.9
Finland	0.7
France	2.8
Germany	5.0
Hong Kong	0.8
Israel	0.1
Italy	0.6
Japan	9.3
Netherlands	1.8
Norway	0.2
Portugal	0.2
Singapore	0.6
Spain	1.5
Sweden	2.0
Switzerland	3.1
United Kingdom	2.5
United States	60.5
Cash and Other	(0.3)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,245,718	$576,667	$—	$1,822,385
Consumer Staples	1,736,781	982,344	—	2,719,125
Energy	234,521	107,937	—	342,458
Financials	2,621,243	1,042,366	—	3,663,609
Health Care	1,508,940	482,671	—	1,991,611
Industrials	1,763,936	1,459,044	—	3,222,980
Information Technology	2,001,451	445,164	—	2,446,615
Materials	296,034	414,471	—	710,505
Real Estate	262,641	290,197	—	552,838
Telecommunication Services	244,710	371,063	—	615,773
Utilities	470,918	341,420	—	812,338
Short-Term Investments
Repurchase Agreements	—	285,426	—	285,426

Total Assets	$12,386,893	$6,798,770	$—	$19,185,663

Total Liabilities	$—	$—	$—	$—

Total	$12,386,893	$6,798,770	$—	$19,185,663

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,279,987
Aggregate gross unrealized depreciation	(368,213)

Net unrealized appreciation	$2,911,774

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,273,889

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.8%)
Auto Components (0.2%)
Autoliv, Inc.(x)	1,146	$167,247
BorgWarner, Inc.	2,758	138,535

		305,782

Automobiles (0.4%)
Harley-Davidson, Inc.(x)	2,212	94,850
Tesla, Inc.(x)*	1,789	476,107

		570,957

Distributors (0.2%)
LKQ Corp.*	4,052	153,773
Pool Corp.	526	76,912

		230,685

Hotels, Restaurants & Leisure (3.0%)
Aramark	3,225	127,581
Choice Hotels International, Inc.	497	39,834
Darden Restaurants, Inc.	1,667	142,112
Domino’s Pizza, Inc.	580	135,465
Hilton Worldwide Holdings, Inc.	2,540	200,050
Jack in the Box, Inc.	399	34,047
Marriott International, Inc., Class A	4,134	562,141
McDonald’s Corp.	10,592	1,656,377
Royal Caribbean Cruises Ltd.	2,281	268,565
Starbucks Corp.	18,852	1,091,342
Vail Resorts, Inc.	528	117,058

		4,374,572

Household Durables (0.5%)
Ethan Allen Interiors, Inc.	363	8,331
Garmin Ltd.	1,653	97,411
La-Z-Boy, Inc.	604	18,090
Meritage Homes Corp.*	463	20,951
Mohawk Industries, Inc.*	833	193,439
Newell Brands, Inc.(x)	6,531	166,410
Tupperware Brands Corp.	689	33,334
Whirlpool Corp.	943	144,382

		682,348

Internet & Direct Marketing Retail (2.1%)
Booking Holdings, Inc.*	653	1,358,495
Netflix, Inc.*	5,743	1,696,195
Nutrisystem, Inc.	429	11,561
Shutterfly, Inc.*	400	32,500

		3,098,751

Leisure Products (0.1%)
Callaway Golf Co.	1,367	22,364
Hasbro, Inc.	1,471	124,005
Mattel, Inc.(x)	4,643	61,056

		207,425

Media (2.4%)
Discovery Communications, Inc., Class A(x)*	2,085	44,682
Discovery Communications, Inc., Class C*	4,020	78,470
John Wiley & Sons, Inc., Class A	617	39,303
Liberty Global plc, Class A*	2,546	79,715
Liberty Global plc, Class C*	7,480	227,617
New York Times Co. (The), Class A	1,747	42,103
Scholastic Corp.	430	16,701
Time Warner, Inc.	10,352	979,092
Walt Disney Co. (The)	20,025	2,011,311

		3,518,994

Multiline Retail (0.1%)
Kohl’s Corp.	2,219	145,367
Nordstrom, Inc.	1,689	81,764

		227,131

Specialty Retail (1.4%)
AutoNation, Inc.*	711	33,261
Best Buy Co., Inc.	3,577	250,354
Buckle, Inc. (The)(x)	424	9,392
Caleres, Inc.	572	19,219
CarMax, Inc.*	2,428	150,390
Foot Locker, Inc.	1,618	73,684
GameStop Corp., Class A(x)	1,372	17,315
Gap, Inc. (The)	3,098	96,658
Lowe’s Cos., Inc.	11,042	968,935
Office Depot, Inc.	7,023	15,099
Pier 1 Imports, Inc.	1,200	3,864
Signet Jewelers Ltd.	778	29,969
Tiffany & Co.	1,654	161,530
Tractor Supply Co.	1,655	104,298
Ulta Beauty, Inc.*	761	155,449

		2,089,417

Textiles, Apparel & Luxury Goods (1.4%)
Columbia Sportswear Co.	378	28,890
Deckers Outdoor Corp.*	433	38,983
Hanesbrands, Inc.(x)	4,938	90,958
Michael Kors Holdings Ltd.*	2,002	124,284
NIKE, Inc., Class B	17,465	1,160,375
PVH Corp.	1,031	156,124
Under Armour, Inc., Class A(x)*	2,507	40,990
Under Armour, Inc., Class C(x)*	2,389	34,282
VF Corp.	4,417	327,388
Wolverine World Wide, Inc.	1,309	37,830

		2,040,104

Total Consumer Discretionary		17,346,166

Consumer Staples (7.4%)
Beverages (1.8%)
Coca-Cola Co. (The)	53,734	2,333,668
Dr Pepper Snapple Group, Inc.	2,404	284,585

		2,618,253

Food & Staples Retailing (0.3%)
Sysco Corp.	6,561	393,397
United Natural Foods, Inc.*	686	29,457

		422,854

Food Products (2.1%)
Archer-Daniels-Midland Co.	7,431	322,283
Bunge Ltd.	1,898	140,338
Campbell Soup Co.(x)	2,371	102,688
Darling Ingredients, Inc.*	2,231	38,596
General Mills, Inc.	7,593	342,141
Hain Celestial Group, Inc. (The)*	1,276	40,921
Hormel Foods Corp.(x)	3,869	132,784
Ingredion, Inc.	936	120,669
JM Smucker Co. (The)	1,510	187,255
Kellogg Co.	3,442	223,765
Kraft Heinz Co. (The)	8,122	505,919
McCormick & Co., Inc. (Non- Voting)(x)	1,578	167,884
Mondelez International, Inc., Class A	19,844	828,090

		3,153,333

Household Products (2.9%)
Clorox Co. (The)	1,725	229,615
Colgate-Palmolive Co.	11,028	790,487
Kimberly-Clark Corp.	4,689	516,400
Procter & Gamble Co. (The)	33,686	2,670,626

		4,207,128

Personal Products (0.3%)
Avon Products, Inc.*	6,352	18,040
Estee Lauder Cos., Inc. (The), Class A	3,006	450,058

		468,098

Total Consumer Staples		10,869,666

Energy (4.4%)
Energy Equipment & Services (1.2%)
Baker Hughes a GE Co.	5,420	150,513

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Core Laboratories NV(x)	598	$64,716
National Oilwell Varco, Inc.	5,058	186,185
Schlumberger Ltd.	18,290	1,184,826
TechnipFMC plc	5,835	171,841

		1,758,081

Oil, Gas & Consumable Fuels (3.2%)
Apache Corp.	5,096	196,094
Clean Energy Fuels Corp.*	1,621	2,675
ConocoPhillips	15,873	941,110
Denbury Resources, Inc.*	5,790	15,865
Devon Energy Corp.	6,694	212,802
Energen Corp.*	1,317	82,787
EQT Corp.	3,372	160,204
Hess Corp.	3,815	193,115
Marathon Oil Corp.	11,345	182,995
Marathon Petroleum Corp.	6,465	472,656
Newfield Exploration Co.*	2,700	65,934
Noble Energy, Inc.	6,166	186,830
Occidental Petroleum Corp.	10,176	661,033
ONEOK, Inc.	5,058	287,901
Phillips 66	5,816	557,871
Pioneer Natural Resources Co.	2,272	390,284
QEP Resources, Inc.*	3,260	31,915
Southwestern Energy Co.*	6,493	28,115

		4,670,186

Total Energy		6,428,267

Financials (10.7%)
Banks (2.2%)
Bank of Hawaii Corp.	578	48,032
Cathay General Bancorp(x)	1,040	41,579
CIT Group, Inc.	1,703	87,705
Citizens Financial Group, Inc.	6,487	272,324
Comerica, Inc.	2,293	219,967
First Republic Bank	2,080	192,629
Heartland Financial USA, Inc.	320	16,976
International Bancshares Corp.	761	29,603
KeyCorp	14,189	277,395
M&T Bank Corp.	1,808	333,323
Old National Bancorp	1,836	31,028
People’s United Financial, Inc.	4,668	87,105
PNC Financial Services Group, Inc. (The)‡	6,332	957,652
Regions Financial Corp.	15,345	285,110
Signature Bank*	732	103,907
SVB Financial Group*	701	168,247
Umpqua Holdings Corp.	2,983	63,866

		3,216,448

Capital Markets (4.2%)
Ameriprise Financial, Inc.	1,939	286,856
Bank of New York Mellon Corp. (The)	13,613	701,478
BlackRock, Inc.‡	1,598	865,668
Charles Schwab Corp. (The)	15,995	835,259
CME Group, Inc.	4,524	731,712
FactSet Research Systems, Inc.	528	105,294
Franklin Resources, Inc.	4,454	154,465
Invesco Ltd.	5,366	171,766
Legg Mason, Inc.	1,205	48,983
Moody’s Corp.	2,290	369,377
Northern Trust Corp.	2,879	296,911
S&P Global, Inc.	3,391	647,884
State Street Corp.	4,892	487,879
T. Rowe Price Group, Inc.	3,188	344,208
TD Ameritrade Holding Corp.	3,770	223,297

		6,271,037

Consumer Finance (0.7%)
Ally Financial, Inc.	5,820	158,013
American Express Co.	9,817	915,730

		1,073,743

Diversified Financial Services (0.1%)
Voya Financial, Inc.	2,352	118,776

Insurance (3.4%)
Aflac, Inc.	10,434	456,592
Allstate Corp. (The)	4,759	451,153
Arthur J Gallagher & Co.	2,392	164,402
Chubb Ltd.	6,146	840,588
Hartford Financial Services Group, Inc. (The)	4,740	244,205
Loews Corp.	3,808	189,372
Marsh & McLennan Cos., Inc.	6,822	563,429
Principal Financial Group, Inc.	3,846	234,260
Progressive Corp. (The)	7,719	470,319
Prudential Financial, Inc.	5,564	576,152
Travelers Cos., Inc. (The)	3,658	507,950
Willis Towers Watson plc	1,669	254,005

		4,952,427

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	6,625	86,324

Total Financials		15,718,755

Health Care (12.0%)
Biotechnology (5.0%)
AbbVie, Inc.	21,199	2,006,485
Amgen, Inc.	8,981	1,531,081
Biogen, Inc.*	2,814	770,529
BioMarin Pharmaceutical, Inc.*	2,336	189,380
Celgene Corp.*	10,457	932,869
Gilead Sciences, Inc.	17,402	1,311,937
TESARO, Inc.(x)*	514	29,370
Vertex Pharmaceuticals, Inc.*	3,334	543,375

		7,315,026

Health Care Equipment & Supplies (1.6%)
Align Technology, Inc.*	1,007	252,888
Becton Dickinson and Co.	3,520	762,784
Cooper Cos., Inc. (The)	645	147,582
Dentsply Sirona, Inc.	3,063	154,100
Edwards Lifesciences Corp.*	2,810	392,051
Hologic, Inc.*	3,613	134,982
IDEXX Laboratories, Inc.*	1,163	222,587
ResMed, Inc.	1,892	186,305
Varian Medical Systems, Inc.*	1,213	148,774

		2,402,053

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	2,194	189,145
Cardinal Health, Inc.	4,153	260,310
Centene Corp.*	2,297	245,480
Cigna Corp.	3,276	549,516
Envision Healthcare Corp.*	1,638	62,948
HCA Healthcare, Inc.	3,744	363,168
Henry Schein, Inc.*	2,065	138,789
Humana, Inc.	1,897	509,970
Laboratory Corp. of America Holdings*	1,358	219,656
MEDNAX, Inc.*	1,268	70,539
Patterson Cos., Inc.	1,168	25,965
Quest Diagnostics, Inc.	1,816	182,145
Select Medical Holdings Corp.*	1,323	22,822

		2,840,453

Health Care Technology (0.2%)
Cerner Corp.*	3,973	230,434

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	4,276	286,065
Bio-Techne Corp.	506	76,426

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
IQVIA Holdings, Inc.*	1,797	$176,304
Mettler-Toledo International, Inc.*	343	197,235
Waters Corp.*	1,066	211,761

		947,791

Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	21,713	1,373,347
Jazz Pharmaceuticals plc*	783	118,225
Merck & Co., Inc.	36,137	1,968,383
Zoetis, Inc.	6,494	542,314

		4,002,269

Total Health Care		17,738,026

Industrials (10.7%)
Aerospace & Defense (0.1%)
Spirit AeroSystems Holdings, Inc., Class A	1,561	130,656

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	1,867	174,956
Echo Global Logistics, Inc.*	383	10,571
Expeditors International of Washington, Inc.	2,311	146,286
United Parcel Service, Inc., Class B	9,148	957,430

		1,289,243

Airlines (0.2%)
Delta Air Lines, Inc.	2,393	131,160
Southwest Airlines Co.	1,978	113,300

		244,460

Building Products (0.8%)
Allegion plc	1,287	109,768
AO Smith Corp.	1,915	121,775
Builders FirstSource, Inc.*	1,527	30,296
Fortune Brands Home & Security, Inc.	1,999	117,721
Johnson Controls International plc	12,303	433,558
Lennox International, Inc.	490	100,141
Masco Corp.	4,198	169,767
Owens Corning	1,454	116,902

		1,199,928

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,558	19,553
Copart, Inc.*	2,726	138,835
Deluxe Corp.	655	48,476
Essendant, Inc.	542	4,228
HNI Corp.	526	18,983
Interface, Inc.	834	21,017
Knoll, Inc.	714	14,416
RR Donnelley & Sons Co.	1,015	8,861
Steelcase, Inc., Class A	1,274	17,326
Team, Inc.(x)*	405	5,569
Tetra Tech, Inc.	766	37,496

		334,760

Construction & Engineering (0.1%)
EMCOR Group, Inc.	802	62,500
Granite Construction, Inc.	540	30,164
Quanta Services, Inc.*	2,066	70,967

		163,631

Electrical Equipment (0.6%)
Acuity Brands, Inc.	570	79,338
Eaton Corp. plc	5,823	465,316
Rockwell Automation, Inc.	1,693	294,920
Sensata Technologies Holding plc*	2,337	121,127

		960,701

Industrial Conglomerates (1.4%)
3M Co.	7,901	1,734,428
Roper Technologies, Inc.	1,361	382,019

		2,116,447

Machinery (3.4%)
AGCO Corp.	862	55,901
Caterpillar, Inc.	7,879	1,161,207
Cummins, Inc.	2,083	337,633
Deere & Co.	3,634	564,433
Dover Corp.	2,060	202,333
Flowserve Corp.	1,770	76,694
Fortive Corp.	4,140	320,933
Graco, Inc.	2,277	104,104
Illinois Tool Works, Inc.	4,082	639,486
Ingersoll-Rand plc	3,327	284,492
Lincoln Electric Holdings, Inc.	804	72,320
Meritor, Inc.*	1,071	22,020
Middleby Corp. (The)*	731	90,491
Parker-Hannifin Corp.	1,772	303,065
Snap-on, Inc.	766	113,016
Stanley Black & Decker, Inc.	2,022	309,770
Tennant Co.	265	17,941
Timken Co. (The)	949	43,274
WABCO Holdings, Inc.*	690	92,370
Wabtec Corp.(x)	1,164	94,750
Xylem, Inc.	2,370	182,300

		5,088,533

Professional Services (0.5%)
Dun & Bradstreet Corp. (The)	501	58,617
Exponent, Inc.	349	27,449
Heidrick & Struggles International, Inc.	257	8,031
ICF International, Inc.	262	15,314
IHS Markit Ltd.*	5,281	254,756
Kelly Services, Inc., Class A	453	13,155
ManpowerGroup, Inc.	872	100,367
Navigant Consulting, Inc.*	689	13,256
On Assignment, Inc.*	680	55,679
Resources Connection, Inc.	406	6,577
Robert Half International, Inc.	1,625	94,071
RPX Corp.	614	6,564
TrueBlue, Inc.*	497	12,872

		666,708

Road & Rail (2.0%)
AMERCO	95	32,785
ArcBest Corp.	356	11,410
Avis Budget Group, Inc.(x)*	1,008	47,215
CSX Corp.	11,258	627,183
Genesee & Wyoming, Inc., Class A*	835	59,110
Hertz Global Holdings, Inc.(x)*	605	12,009
Kansas City Southern	1,396	153,351
Norfolk Southern Corp.	3,816	518,136
Ryder System, Inc.	718	52,263
Union Pacific Corp.	10,419	1,400,626

		2,914,088

Trading Companies & Distributors (0.5%)
Air Lease Corp.	1,328	56,600
Applied Industrial Technologies, Inc.	529	38,564
Fastenal Co.	3,829	209,025
H&E Equipment Services, Inc.	464	17,859
United Rentals, Inc.*	1,125	194,321
WW Grainger, Inc.	712	200,976

		717,345

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	860	8,815

Total Industrials		15,835,315

Information Technology (32.6%)
Communications Equipment (2.2%)
Cisco Systems, Inc.	65,692	2,817,530
CommScope Holding Co., Inc.*	2,496	99,765
F5 Networks, Inc.*	823	119,014

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Motorola Solutions, Inc.	2,152	$226,606
Plantronics, Inc.	404	24,389

		3,287,304

Electronic Equipment, Instruments & Components (0.8%)
Cognex Corp.	2,326	120,929
Corning, Inc.	11,491	320,369
Flex Ltd.*	6,953	113,542
Itron, Inc.*	434	31,053
TE Connectivity Ltd.	4,658	465,334
Trimble, Inc.*	3,369	120,880

		1,172,107

Internet Software & Services (9.1%)
Alphabet, Inc., Class A*	3,958	4,105,000
Alphabet, Inc., Class C*	4,186	4,319,073
Facebook, Inc., Class A*	31,693	5,064,225

		13,488,298

IT Services (3.3%)
Accenture plc, Class A	8,163	1,253,021
Automatic Data Processing, Inc.	5,910	670,667
Cognizant Technology Solutions Corp., Class A	7,872	633,696
Convergys Corp.	1,264	28,592
FleetCor Technologies, Inc.*	1,187	240,368
International Business Machines Corp.	11,659	1,788,840
Teradata Corp.*	1,581	62,718
Western Union Co. (The)	6,176	118,764

		4,796,666

Semiconductors & Semiconductor Equipment (6.0%)
Advanced Micro Devices, Inc.(x)*	10,907	109,615
Analog Devices, Inc.	4,894	445,990
Applied Materials, Inc.	14,181	788,605
Intel Corp.	62,185	3,238,595
Lam Research Corp.	2,154	437,607
Microchip Technology, Inc.(x)	3,100	283,216
NVIDIA Corp.	8,046	1,863,373
Skyworks Solutions, Inc.	2,440	244,634
Texas Instruments, Inc.	13,087	1,359,609

		8,771,244

Software (10.6%)
Adobe Systems, Inc.*	6,567	1,418,997
ANSYS, Inc.*	1,128	176,746
Autodesk, Inc.*	2,584	324,499
CA, Inc.	4,230	143,397
Cadence Design Systems, Inc.*	3,721	136,821
Citrix Systems, Inc.*	1,997	185,322
Dell Technologies, Inc., Class V*	2,715	198,765
Fortinet, Inc.*	1,933	103,570
Intuit, Inc.	3,225	559,054
Microsoft Corp.	97,424	8,891,889
Oracle Corp.	41,547	1,900,775
salesforce.com, Inc.*	9,123	1,061,005
Symantec Corp.	8,199	211,944
VMware, Inc., Class A*	927	112,417
Workday, Inc., Class A*	1,819	231,213

		15,656,414

Technology Hardware, Storage & Peripherals (0.6%)
Hewlett Packard Enterprise Co.	21,129	370,603
HP, Inc.	22,261	487,961
Super Micro Computer, Inc.*	566	9,622
Xerox Corp.	2,927	84,239

		952,425

Total Information Technology		48,124,458

Materials (2.6%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	2,891	459,756
Albemarle Corp.	1,474	136,699
Axalta Coating Systems Ltd.*	2,952	89,121
Ecolab, Inc.	3,466	475,084
HB Fuller Co.	685	34,065
International Flavors & Fragrances, Inc.	1,050	143,755
Minerals Technologies, Inc.	475	31,801
Mosaic Co. (The)	4,439	107,779
PPG Industries, Inc.	3,368	375,869
Praxair, Inc.	3,807	549,350
Sherwin-Williams Co. (The)	1,107	434,077

		2,837,356

Containers & Packaging (0.5%)
Avery Dennison Corp.	1,167	123,994
Ball Corp.	4,448	176,630
Sealed Air Corp.	2,344	100,300
Sonoco Products Co.	1,347	65,330
WestRock Co.	3,338	214,199

		680,453

Metals & Mining (0.2%)
Compass Minerals International, Inc.(x)	458	27,617
Nucor Corp.	4,252	259,755
Schnitzer Steel Industries, Inc., Class A	385	12,455

		299,827

Paper & Forest Products (0.0%)
Domtar Corp.	849	36,116

Total Materials		3,853,752

Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
American Tower Corp. (REIT)	5,706	829,310
AvalonBay Communities, Inc. (REIT)	1,838	302,278
Boston Properties, Inc. (REIT)	2,057	253,464
Corporate Office Properties Trust (REIT)	1,347	34,793
Digital Realty Trust, Inc. (REIT)	2,753	290,111
Duke Realty Corp. (REIT)	4,819	127,607
Equinix, Inc. (REIT)	1,044	436,538
Equity Residential (REIT)	4,854	299,103
Federal Realty Investment Trust (REIT)	933	108,331
Forest City Realty Trust, Inc. (REIT), Class A	2,891	58,572
HCP, Inc. (REIT)	6,184	143,654
Host Hotels & Resorts, Inc. (REIT)	9,844	183,492
Iron Mountain, Inc. (REIT)	3,540	116,324
Liberty Property Trust (REIT)	1,996	79,301
Macerich Co. (The) (REIT)	1,574	88,175
PotlatchDeltic Corp. (REIT)	791	41,172
Prologis, Inc. (REIT)	6,953	437,969
SBA Communications Corp. (REIT)*	1,558	266,293
Simon Property Group, Inc. (REIT)	4,137	638,546
UDR, Inc. (REIT)	3,625	129,123
Vornado Realty Trust (REIT)	2,259	152,031
Weyerhaeuser Co. (REIT)	10,022	350,770

		5,366,957

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	4,050	191,241
Jones Lang LaSalle, Inc.	614	107,229
Realogy Holdings Corp.(x)	1,847	50,386

		348,856

Total Real Estate		5,715,813

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.9%)
CenturyLink, Inc.	12,781	209,992

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Bell, Inc.*	550	$7,618
Verizon Communications, Inc.	54,715	2,616,471

		2,834,081

Wireless Telecommunication Services (0.0%)
Sprint Corp.(x)*	10,829	52,845

Total Telecommunication Services		2,886,926

Utilities (1.5%)
Electric Utilities (0.2%)
Alliant Energy Corp.	3,130	127,892
Eversource Energy	4,199	247,405

		375,297

Gas Utilities (0.1%)
New Jersey Resources Corp.	1,172	46,998
Northwest Natural Gas Co.	388	22,368
WGL Holdings, Inc.	694	58,053

		127,419

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	8,944	101,693
Ormat Technologies, Inc.	507	28,585

		130,278

Multi-Utilities (1.0%)
Avista Corp.	873	44,741
CenterPoint Energy, Inc.	5,450	149,330
CMS Energy Corp.	3,700	167,573
Consolidated Edison, Inc.	4,124	321,424
MDU Resources Group, Inc.	2,513	70,766
NiSource, Inc.	4,415	105,563
Sempra Energy	3,121	347,118
WEC Energy Group, Inc.	4,206	263,716

		1,470,231

Water Utilities (0.1%)
American Water Works Co., Inc.	2,380	195,469

Total Utilities		2,298,694

Total Common Stocks (99.5%) (Cost $103,646,411)		146,815,838

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Safeway, Inc. (Property Development Centers), CVR(r)*	2,090	16

Total Consumer Staples		16

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR(r)*	860	716

Total Health Care		716

Total Rights (0.0%) (Cost $—)		732

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.3%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $250,036, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $255,000.(xx)	$250,000	250,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $100,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $102,084.(xx)	100,000	100,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $150,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $153,126.(xx)	150,000	150,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $200,030, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $204,010.(xx)	200,000	200,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $10,002, collateralized by various Common Stocks; total market value $11,000.(xx)	10,000	10,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $100,015, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $102,005.(xx)	100,000	100,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $365,132, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $372,382.(xx)	365,080	365,080
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $70,559, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $71,995.(xx)	70,548	70,548

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $200,031, collateralized by various Common Stocks; total market value $222,463.(xx)	$200,000	$200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $200,031, collateralized by various Common Stocks; total market value $222,463.(xx)	200,000	200,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $200,030, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $204,004.(xx)	200,000	200,000

Total Repurchase Agreements		1,845,628

Total Short-Term Investments (1.3%) (Cost $1,845,628)		1,845,628

Total Investments in Securities (100.8%) (Cost $105,492,039)		148,662,198
Other Assets Less Liabilities (-0.8%)		(1,204,604)

Net Assets (100%)		$147,457,594

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $1,844,631. This was secured by cash collateral of $1,845,628 which was subsequently invested in joint repurchase agreements with a total value of $1,845,628, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $16,892 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,598	837,861	—	(17,932)	4,652	41,087	865,668	4,630	—
PNC Financial Services Group, Inc. (The)	6,332	931,392	—	(18,373)	3,386	41,247	957,652	4,772	—

Total		1,769,253	—	(36,305)	8,038	82,334	1,823,320	9,402	—

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,346,166	$—	$—	$17,346,166
Consumer Staples	10,869,666	—	—	10,869,666
Energy	6,428,267	—	—	6,428,267
Financials	15,718,755	—	—	15,718,755
Health Care	17,738,026	—	—	17,738,026
Industrials	15,835,315	—	—	15,835,315
Information Technology	48,124,458	—	—	48,124,458
Materials	3,853,752	—	—	3,853,752
Real Estate	5,715,813	—	—	5,715,813
Telecommunication Services	2,886,926	—	—	2,886,926
Utilities	2,298,694	—	—	2,298,694
Rights
Consumer Staples	—	—	16	16
Health Care	—	—	716	716
Short-Term Investments
Repurchase Agreements	—	1,845,628	—	1,845,628

Total Assets	$146,815,838	$1,845,628	$732	$148,662,198

Total Liabilities	$—	$—	$—	$—

Total	$146,815,838	$1,845,628	$732	$148,662,198

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,958,182
Aggregate gross unrealized depreciation	(3,729,366)

Net unrealized appreciation	$43,228,816

Federal income tax cost of investments in securities and derivative instruments, if applicable	$105,433,382

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.4%)
Banco Macro SA (ADR)	20,810	$2,246,856
Grupo Financiero Galicia SA (ADR)*	41,652	2,739,035
MercadoLibre, Inc.	8,649	3,082,417

		8,068,308

Australia (2.0%)
AGL Energy Ltd.	28,685	480,608
Alumina Ltd.(x)	112,988	206,234
Amcor Ltd.	50,979	559,439
AMP Ltd.	126,888	488,812
APA Group	48,899	296,930
Aristocrat Leisure Ltd.	23,432	436,842
ASX Ltd.	8,414	364,217
Aurizon Holdings Ltd.	86,208	282,975
AusNet Services	93,733	121,391
Australia & New Zealand Banking Group Ltd.	129,645	2,689,753
Bank of Queensland Ltd.	18,638	158,088
Bendigo & Adelaide Bank Ltd.	19,995	152,228
BHP Billiton Ltd.(x)	141,750	3,135,559
BHP Billiton plc	93,654	1,847,423
BlueScope Steel Ltd.	25,724	302,500
Boral Ltd.	54,112	311,307
Brambles Ltd.	71,185	547,851
Caltex Australia Ltd.	12,038	292,318
Challenger Ltd.	24,714	220,701
CIMIC Group Ltd.	3,404	117,438
Coca-Cola Amatil Ltd.	26,871	179,815
Cochlear Ltd.	2,445	343,067
Commonwealth Bank of Australia	77,353	4,320,456
Computershare Ltd.	21,198	283,675
Crown Resorts Ltd.	15,232	149,421
CSL Ltd.	19,871	2,389,419
Dexus (REIT)	46,429	333,858
Domino’s Pizza Enterprises Ltd.	3,222	103,633
Flight Centre Travel Group Ltd.(x)	2,751	121,045
Fortescue Metals Group Ltd.(x)	71,195	238,297
Goodman Group (REIT)	79,478	516,542
GPT Group (The) (REIT)	84,833	310,146
Harvey Norman Holdings Ltd.	22,630	64,777
Healthscope Ltd.	76,194	113,718
Incitec Pivot Ltd.	75,376	204,662
Insurance Australia Group Ltd.	106,056	612,245
LendLease Group	26,451	353,773
Macquarie Group Ltd.	14,328	1,143,130
Medibank Pvt Ltd.	127,964	286,943
Mirvac Group (REIT)	170,060	282,081
National Australia Bank Ltd.	118,490	2,607,142
Newcrest Mining Ltd.	33,854	508,952
Oil Search Ltd.	60,068	331,917
Orica Ltd.	17,867	244,773
Origin Energy Ltd.*	77,147	521,301
QBE Insurance Group Ltd.	62,538	464,538
Ramsay Health Care Ltd.	6,034	290,515
REA Group Ltd.	2,216	135,534
Santos Ltd.*	84,444	331,859
Scentre Group (REIT)	233,536	689,876
SEEK Ltd.	13,740	197,708
Sonic Healthcare Ltd.	16,908	298,075
South32 Ltd.	227,253	566,455
Stockland (REIT)	105,963	328,630
Suncorp Group Ltd.	56,401	580,155
Sydney Airport	51,874	268,929
Tabcorp Holdings Ltd.	85,875	291,155
Telstra Corp. Ltd.	184,775	448,316
TPG Telecom Ltd.(x)	16,154	68,722
Transurban Group	98,115	864,084
Treasury Wine Estates Ltd.	31,707	414,081
Vicinity Centres (REIT)	141,538	263,077
Wesfarmers Ltd.	50,043	1,605,698
Westfield Corp. (REIT)	86,604	568,557
Westpac Banking Corp.	149,813	3,312,801
Woodside Petroleum Ltd.	39,384	889,790
Woolworths Group Ltd.	57,190	1,159,075

		43,615,032

Austria (0.3%)
ANDRITZ AG	3,041	170,044
Erste Group Bank AG*	89,093	4,480,716
OMV AG	6,801	396,574
Raiffeisen Bank International AG*	6,440	250,917
voestalpine AG	5,318	279,066

		5,577,317

Belgium (0.3%)
Ageas	8,215	424,709
Anheuser-Busch InBev SA/NV	33,630	3,696,024
Colruyt SA	2,823	156,068
Groupe Bruxelles Lambert SA	3,724	425,831
KBC Group NV	11,204	976,606
Proximus SADP	6,409	199,016
Solvay SA	3,333	463,429
Telenet Group Holding NV*	1,877	125,452
UCB SA	5,836	476,063
Umicore SA	9,246	490,502

		7,433,700

Bermuda (0.0%)
XL Group Ltd.	7,591	419,479

Brazil (1.1%)
B3 SA - Brasil Bolsa Balcao*	406,127	3,293,104
Banco Bradesco SA (Preference)(q)*	505,568	6,048,838
Itau Unibanco Holding SA (Preference)(q)	439,433	6,829,516
Petroleo Brasileiro SA*	520,701	3,690,622
Petroleo Brasileiro SA (Preference)(q)*	576,247	3,736,979

		23,599,059

Chile (0.2%)
Antofagasta plc	16,451	212,967
Banco Santander Chile	21,533,664	1,814,262
Banco Santander Chile (ADR)	6,740	225,858
SACI Falabella	211,952	2,043,815

		4,296,902

China (3.9%)
AAC Technologies Holdings, Inc.	57,000	1,042,260
Alibaba Group Holding Ltd. (ADR)*	55,812	10,243,734
Baidu, Inc. (ADR)*	9,890	2,207,349
Bank of China Ltd., Class H	12,347,000	6,710,424
BOC Hong Kong Holdings Ltd.	160,500	787,064
Brilliance China Automotive Holdings Ltd.	546,000	1,148,400
China Construction Bank Corp., Class H	6,717,420	6,980,056
China Mengniu Dairy Co. Ltd.*	711,000	2,461,279
China Mobile Ltd.	147,500	1,349,561
China Overseas Land & Investment Ltd.	392,000	1,378,043
China Pacific Insurance Group Co. Ltd., Class H	1,000,000	4,528,678
China Resources Land Ltd.	226,000	832,751
China Unicom Hong Kong Ltd.*	942,000	1,201,093
CSPC Pharmaceutical Group Ltd.	992,000	2,670,499
Industrial & Commercial Bank of China Ltd., Class H	1,275,000	1,105,632

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
JD.com, Inc. (ADR)*	195,332	$7,908,993
Minth Group Ltd.	34,000	155,865
New Oriental Education & Technology Group, Inc. (ADR)	23,794	2,085,544
PetroChina Co. Ltd., Class H	2,208,000	1,535,973
Shenzhou International Group Holdings Ltd.	241,000	2,567,779
Sogou, Inc. (ADR)(x)*	83,166	686,120
TAL Education Group (ADR)	54,022	2,003,676
Tencent Holdings Ltd.	447,900	23,842,264
Yangzijiang Shipbuilding Holdings Ltd.	100,497	93,578

		85,526,615

Colombia (0.0%)
Millicom International Cellular SA (SDR)	2,981	203,578

Denmark (0.6%)
AP Moller - Maersk A/S, Class A*	173	254,518
AP Moller - Maersk A/S, Class B*	303	472,322
Carlsberg A/S, Class B	4,663	557,224
Chr Hansen Holding A/S	4,392	379,479
Coloplast A/S, Class B	5,215	441,984
Danske Bank A/S	33,083	1,236,378
DSV A/S	8,246	650,275
FLSmidth & Co. A/S*	35,382	2,286,907
Genmab A/S*	2,562	551,560
H Lundbeck A/S	3,457	193,237
ISS A/S*	6,972	258,719
Novo Nordisk A/S, Class B	82,288	4,048,933
Novozymes A/S, Class B	10,377	537,374
Orsted A/S(m)	7,577	493,337
Pandora A/S	4,599	498,520
TDC A/S*	38,160	316,552
Tryg A/S	5,020	117,088
Vestas Wind Systems A/S	9,483	678,967
William Demant Holding A/S*	5,021	186,946

		14,160,320

Egypt (0.1%)
Commercial International Bank Egypt SAE	446,529	2,254,754

Finland (0.3%)
Elisa OYJ	6,756	306,008
Fortum OYJ	18,851	405,332
Kone OYJ, Class B(x)	15,159	757,199
Metso OYJ	4,959	156,568
Neste OYJ	5,572	388,624
Nokia OYJ	260,660	1,440,838
Nokian Renkaat OYJ	5,425	246,763
Orion OYJ, Class B	4,169	127,714
Sampo OYJ, Class A	19,659	1,096,465
Stora Enso OYJ, Class R	23,562	433,703
UPM-Kymmene OYJ*	23,838	884,598
Wartsila OYJ Abp	19,908	440,440

		6,684,252

France (4.6%)
Accor SA	8,383	452,844
Aeroports de Paris	1,398	304,750
Air Liquide SA	19,069	2,338,231
Airbus SE	124,760	14,435,195
Alstom SA	6,475	292,100
Amundi SA(m)	2,850	229,351
Arkema SA	3,128	408,462
Atos SE	4,145	567,520
AXA SA‡	85,553	2,277,587
BioMerieux	1,953	161,263
BNP Paribas SA	49,590	3,676,873
Bollore SA	36,559	195,109
Bouygues SA	9,133	458,145
Bureau Veritas SA	12,246	318,459
Capgemini SE	7,102	885,758
Carrefour SA	25,315	525,775
Casino Guichard Perrachon SA	2,494	122,287
Cie de Saint-Gobain	21,851	1,154,194
Cie Generale des Etablissements Michelin SCA	7,559	1,117,325
CNP Assurances	7,430	187,601
Credit Agricole SA	49,436	804,372
Danone SA	26,861	2,175,593
Dassault Aviation SA	116	221,684
Dassault Systemes SE	5,678	772,384
Edenred	9,473	329,625
Eiffage SA	3,107	353,937
Electricite de France SA	26,215	380,141
Engie SA	80,337	1,342,153
Essilor International Cie Generale d’Optique SA	9,268	1,251,077
Eurazeo SA	2,080	191,532
Eutelsat Communications SA	7,247	143,706
Faurecia SA	3,201	259,365
Fonciere Des Regions (REIT)	1,632	180,190
Gecina SA (REIT)	2,110	366,739
Getlink SE	22,042	314,688
Hermes International	1,414	838,415
ICADE (REIT)	1,242	120,704
Iliad SA	1,231	254,799
Imerys SA	1,613	156,871
Ingenico Group SA	2,612	212,524
Ipsen SA	1,556	241,618
JCDecaux SA	3,295	114,999
Kering SA	18,390	8,817,912
Klepierre SA (REIT)	9,568	386,069
Lagardere SCA	4,698	134,267
Legrand SA	11,881	932,485
L’Oreal SA	11,093	2,505,998
LVMH Moet Hennessy Louis Vuitton SE	45,246	13,953,370
Natixis SA	40,344	331,152
Orange SA	87,686	1,489,148
Pernod Ricard SA	9,483	1,579,720
Peugeot SA	25,349	610,461
Publicis Groupe SA	9,040	629,858
Remy Cointreau SA	761	108,558
Renault SA	8,399	1,020,373
Rexel SA	12,567	212,847
Safran SA	14,712	1,559,047
Sanofi	50,174	4,031,744
Schneider Electric SE	25,235	2,219,692
SCOR SE	7,988	327,160
SEB SA	971	185,609
Societe BIC SA	1,232	122,648
Societe Generale SA	111,903	6,088,116
Sodexo SA	3,934	396,909
Suez	16,031	232,486
Teleperformance	2,498	387,608
Thales SA	4,612	561,985
TOTAL SA(x)	106,102	6,030,164
Ubisoft Entertainment SA*	2,576	217,602
Unibail-Rodamco SE (REIT)(x)	4,396	1,006,817
Valeo SA	10,731	709,634
Veolia Environnement SA	20,633	489,303
Vinci SA	22,495	2,214,883
Vivendi SA	46,144	1,194,324
Wendel SA	1,252	195,425

		102,019,319

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Germany (4.4%)
1&1 Drillisch AG	2,500	$168,400
adidas AG	20,687	5,010,002
Allianz SE (Registered)	47,683	10,776,093
Axel Springer SE	1,964	164,427
BASF SE	40,538	4,119,912
Bayer AG (Registered)	71,444	8,078,396
Bayerische Motoren Werke AG	14,787	1,604,764
Bayerische Motoren Werke AG (Preference)(q)	68,319	6,404,210
Beiersdorf AG	4,612	522,259
Brenntag AG	6,896	410,390
Commerzbank AG*	47,518	617,366
Continental AG	4,913	1,357,094
Covestro AG(m)	7,108	699,652
Daimler AG (Registered)*	42,496	3,611,107
Deutsche Bank AG (Registered)	91,093	1,270,130
Deutsche Boerse AG	8,620	1,174,265
Deutsche Lufthansa AG (Registered)	11,087	354,159
Deutsche Post AG (Registered)	43,027	1,881,541
Deutsche Telekom AG (Registered)	146,820	2,395,103
Deutsche Wohnen SE	15,627	729,405
E.ON SE	96,780	1,075,449
Evonik Industries AG	7,679	270,941
Fraport AG Frankfurt Airport Services Worldwide	1,956	193,033
Fresenius Medical Care AG & Co. KGaA	9,458	965,722
Fresenius SE & Co. KGaA	18,567	1,418,201
FUCHS PETROLUB SE (Preference)(q)	2,900	157,493
GEA Group AG	8,016	341,014
Hannover Rueck SE	2,616	357,275
HeidelbergCement AG	6,625	650,921
Henkel AG & Co. KGaA	4,486	564,609
Henkel AG & Co. KGaA (Preference)(q)	7,910	1,040,179
HOCHTIEF AG	876	163,732
HUGO BOSS AG	2,629	229,130
Infineon Technologies AG	50,728	1,359,005
Innogy SE(m)	6,386	302,084
K+S AG (Registered)	9,298	268,393
KION Group AG	3,009	280,802
LANXESS AG	3,805	291,737
Linde AG*	23,470	4,940,852
MAN SE	1,524	177,690
Merck KGaA	5,639	540,978
METRO AG	8,456	149,738
MTU Aero Engines AG	2,212	372,860
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	6,787	1,578,447
OSRAM Licht AG	3,792	279,211
Porsche Automobil Holding SE (Preference)(q)	6,601	548,861
ProSiebenSat.1 Media SE	10,422	361,476
RWE AG*	22,097	545,846
SAP SE	112,205	11,741,811
Schaeffler AG (Preference)(q)	6,382	98,547
Siemens AG (Registered)	63,782	8,135,406
Siemens Healthineers AG(m)*	6,619	272,021
Symrise AG	5,603	451,155
Telefonica Deutschland Holding AG	31,953	150,137
thyssenkrupp AG	18,937	493,879
TUI AG	19,683	422,564
Uniper SE	8,394	255,832
United Internet AG (Registered)	5,197	327,297
Volkswagen AG	1,530	306,355
Volkswagen AG (Preference)(q)	8,191	1,629,221
Vonovia SE	21,512	1,066,829
Wirecard AG	5,200	614,683
Zalando SE(m)*	4,675	255,039

		96,995,130

Hong Kong (1.3%)
AIA Group Ltd.	969,600	8,277,352
ASM Pacific Technology Ltd.(x)	11,000	155,680
Bank of East Asia Ltd. (The)	51,200	205,519
CK Asset Holdings Ltd.	116,264	983,839
CK Hutchison Holdings Ltd.	120,764	1,451,897
CK Infrastructure Holdings Ltd.	28,000	230,133
CLP Holdings Ltd.	71,500	730,899
First Pacific Co. Ltd.	95,500	52,136
Galaxy Entertainment Group Ltd.	104,000	953,342
Hang Lung Group Ltd.	44,000	144,246
Hang Lung Properties Ltd.	86,000	201,803
Hang Seng Bank Ltd.	33,400	778,692
Henderson Land Development Co. Ltd.	51,632	338,278
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	100,000	96,952
HKT Trust & HKT Ltd.	155,260	195,819
Hong Kong & China Gas Co. Ltd.	374,160	771,420
Hong Kong Exchanges & Clearing Ltd.	52,328	1,720,014
Hongkong Land Holdings Ltd.	52,600	364,518
Hutchison Port Holdings Trust (OTC Exchange), Class U	78,600	23,108
Hutchison Port Holdings Trust (Singapore Stock Exchange)	190,700	56,515
Hysan Development Co. Ltd.	21,000	111,455
Jardine Matheson Holdings Ltd.	10,000	621,600
Jardine Strategic Holdings Ltd.	10,400	401,232
Kerry Properties Ltd.	30,500	138,475
Kingston Financial Group Ltd.(x)	192,000	86,618
Li & Fung Ltd.	290,000	143,192
Link REIT (REIT)	96,000	823,331
Melco Resorts & Entertainment Ltd. (ADR)	10,839	314,114
MTR Corp. Ltd.	66,000	356,731
New World Development Co. Ltd.	271,381	386,879
NWS Holdings Ltd.	62,272	113,451
PCCW Ltd.	209,000	121,258
Power Assets Holdings Ltd.	60,000	537,234
Shangri-La Asia Ltd.	52,166	105,861
Sino Biopharmaceutical Ltd.	1,450,000	2,889,859
Sino Land Co. Ltd.	145,001	235,952
SJM Holdings Ltd.	76,000	66,599
Sun Hung Kai Properties Ltd.	64,000	1,019,513
Swire Pacific Ltd., Class A	20,000	202,926
Swire Properties Ltd.	50,000	175,821
Techtronic Industries Co. Ltd.	58,500	345,559
WH Group Ltd.(m)	407,000	437,483
Wharf Holdings Ltd. (The)	51,100	177,021
Wharf Real Estate Investment Co. Ltd.*	55,100	360,721
Wheelock & Co. Ltd.	39,000	286,018
Yue Yuen Industrial Holdings Ltd.	35,000	139,787

		28,330,852

Hungary (0.2%)
OTP Bank plc	100,384	4,524,855

India (1.8%)
Ashok Leyland Ltd.	1,799,677	4,043,266
Bharat Petroleum Corp. Ltd.	210,050	1,381,118
DLF Ltd.	2,076,135	6,460,738
Eicher Motors Ltd.	3,783	1,653,663

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Housing Development Finance Corp. Ltd.	107,414	$3,021,116
ICICI Bank Ltd.	326,383	1,402,469
ICICI Bank Ltd. (ADR)	410,796	3,635,545
IndusInd Bank Ltd.	136,590	3,789,485
Marico Ltd.	795,606	3,991,925
Maruti Suzuki India Ltd.	28,375	3,876,373
Shree Cement Ltd.	10,290	2,562,388
Zee Entertainment Enterprises Ltd.	375,951	3,336,661

		39,154,747

Indonesia (0.7%)
Astra International Tbk. PT	4,582,900	2,441,276
Bank Mandiri Persero Tbk. PT	5,878,600	3,287,978
Bumi Serpong Damai Tbk. PT	10,367,100	1,346,255
Semen Indonesia Persero Tbk. PT	3,256,800	2,454,357
Telekomunikasi Indonesia Persero Tbk. PT	9,089,200	2,385,449
Unilever Indonesia Tbk. PT	674,200	2,429,331
XL Axiata Tbk. PT*	5,649,475	1,037,489

		15,382,135

Ireland (0.2%)
AerCap Holdings NV*	5,763	292,299
AIB Group plc	38,394	231,510
Bank of Ireland Group plc	38,851	340,533
CRH plc	36,355	1,236,046
James Hardie Industries plc (CHDI)	18,549	327,701
Kerry Group plc, Class A	6,951	706,816
Paddy Power Betfair plc	3,655	375,531
Ryanair Holdings plc (ADR)*	1,217	149,508

		3,659,944

Israel (0.1%)
Azrieli Group Ltd.	2,274	109,215
Bank Hapoalim BM	49,225	338,446
Bank Leumi Le-Israel BM	63,588	384,058
Bezeq The Israeli Telecommunication Corp. Ltd.	95,684	122,428
Check Point Software Technologies Ltd.*	5,608	557,099
Elbit Systems Ltd.	1,188	143,156
Frutarom Industries Ltd.	1,469	135,039
Israel Chemicals Ltd.	25,003	105,941
Mizrahi Tefahot Bank Ltd.	5,038	96,476
Nice Ltd.*	2,668	250,322
Teva Pharmaceutical Industries Ltd. (ADR)(x)	40,326	689,171

		2,931,351

Italy (0.7%)
Assicurazioni Generali SpA	55,803	1,075,852
Atlantia SpA	20,108	623,376
Brunello Cucinelli SpA	32,580	1,024,099
Davide Campari-Milano SpA	27,384	207,544
Enel SpA	362,161	2,219,020
Eni SpA	112,734	1,987,267
Ferrari NV	5,337	642,848
Intesa Sanpaolo SpA	599,866	2,187,582
Intesa Sanpaolo SpA (RNC)	39,928	151,313
Leonardo SpA	17,395	201,183
Luxottica Group SpA	7,513	467,550
Mediobanca Banca di Credito Finanziario SpA	26,128	307,571
Poste Italiane SpA(m)	22,324	204,332
Prysmian SpA	8,994	282,971
Recordati SpA	4,306	159,560
Snam SpA	103,062	474,085
Telecom Italia SpA*	491,361	467,929
Telecom Italia SpA (RNC)	277,278	231,600
Terna Rete Elettrica Nazionale SpA	65,499	383,211
UniCredit SpA*	87,918	1,844,707
UnipolSai Assicurazioni SpA	45,715	108,871

		15,252,471

Japan (9.7%)
ABC-Mart, Inc.	1,200	79,056
Acom Co. Ltd.(x)*	18,300	81,521
Aeon Co. Ltd.	26,200	467,712
AEON Financial Service Co. Ltd.(x)	5,400	124,083
Aeon Mall Co. Ltd.	5,580	116,944
Air Water, Inc.	6,300	122,915
Aisin Seiki Co. Ltd.	8,100	439,998
Ajinomoto Co., Inc.	24,800	448,663
Alfresa Holdings Corp.	7,600	169,135
Alps Electric Co. Ltd.(x)	9,000	220,591
Amada Holdings Co. Ltd.(x)	15,000	182,134
ANA Holdings, Inc.(x)	5,300	205,116
Aozora Bank Ltd.	5,300	210,944
Asahi Glass Co. Ltd.	8,900	368,446
Asahi Group Holdings Ltd.	17,300	921,377
Asahi Kasei Corp.	55,300	727,078
Asics Corp.(x)	8,300	153,590
Astellas Pharma, Inc.	91,700	1,390,948
Bandai Namco Holdings, Inc.	8,600	282,477
Bank of Kyoto Ltd. (The)	2,600	145,144
Benesse Holdings, Inc.	2,700	97,820
Bridgestone Corp.	29,100	1,264,587
Brother Industries Ltd.	9,900	230,090
Calbee, Inc.(x)	3,500	115,784
Canon, Inc.	47,100	1,705,524
Capcom Co. Ltd.(x)	87,800	1,897,018
Casio Computer Co. Ltd.(x)	7,400	110,299
Central Japan Railway Co.	6,300	1,191,852
Chiba Bank Ltd. (The)	31,000	249,095
Chubu Electric Power Co., Inc.	28,200	398,333
Chugai Pharmaceutical Co. Ltd.	10,100	510,671
Chugoku Electric Power Co., Inc. (The)(x)	11,400	137,351
Coca-Cola Bottlers Japan, Inc.(x)	5,400	223,044
Concordia Financial Group Ltd.	55,700	307,278
Credit Saison Co. Ltd.(x)	7,800	128,064
CYBERDYNE, Inc.*	5,000	70,767
Dai Nippon Printing Co. Ltd.	11,400	235,489
Daicel Corp.	13,100	143,059
Daifuku Co. Ltd.	4,700	281,368
Dai-ichi Life Holdings, Inc.	270,900	4,945,475
Daiichi Sankyo Co. Ltd.	25,200	835,066
Daikin Industries Ltd.	11,100	1,224,176
Daito Trust Construction Co. Ltd.	2,900	501,208
Daiwa House Industry Co. Ltd.	25,200	971,007
Daiwa House REIT Investment Corp. (REIT)	70	167,492
Daiwa Securities Group, Inc.	73,400	468,179
DeNA Co. Ltd.(x)	5,300	95,635
Denso Corp.	21,100	1,154,100
Dentsu, Inc.	9,386	411,941
Disco Corp.	1,200	258,822
Don Quijote Holdings Co. Ltd.	5,600	321,564
East Japan Railway Co.	14,537	1,347,342
Eisai Co. Ltd.(x)	11,600	739,247
Electric Power Development Co. Ltd.	6,700	168,877
FamilyMart UNY Holdings Co. Ltd.(x)	3,700	311,564
FANUC Corp.	20,718	5,249,352
Fast Retailing Co. Ltd.	2,300	934,655
Fuji Electric Co. Ltd.	23,000	156,496
FUJIFILM Holdings Corp.(x)	18,300	730,074
Fujitsu Ltd.	85,000	523,077
Fukuoka Financial Group, Inc.	30,000	161,553
Hachijuni Bank Ltd. (The)	19,000	101,781

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hakuhodo DY Holdings, Inc.	9,500	$130,619
Hamamatsu Photonics KK	6,600	249,349
Hankyu Hanshin Holdings, Inc.	10,300	381,876
Hikari Tsushin, Inc.	1,000	159,861
Hino Motors Ltd.	12,300	158,251
Hirose Electric Co. Ltd.	1,449	199,092
Hisamitsu Pharmaceutical Co., Inc.	2,700	209,088
Hitachi Chemical Co. Ltd.	5,400	123,068
Hitachi Construction Machinery Co. Ltd.(x)	4,900	189,037
Hitachi High-Technologies Corp.	2,700	128,396
Hitachi Ltd.	212,200	1,537,181
Hitachi Metals Ltd.	10,000	118,228
Honda Motor Co. Ltd.	75,900	2,610,723
Hoshizaki Corp.	2,600	228,222
Hoya Corp.	17,000	847,564
Hulic Co. Ltd.	12,300	134,207
Idemitsu Kosan Co. Ltd.	6,000	228,091
IHI Corp.	7,199	223,605
Iida Group Holdings Co. Ltd.(x)	5,500	102,758
Inpex Corp.	43,100	533,054
Isetan Mitsukoshi Holdings Ltd.(x)	15,700	173,223
Isuzu Motors Ltd.	25,500	391,109
ITOCHU Corp.	66,500	1,291,502
J Front Retailing Co. Ltd.	11,100	188,712
Japan Airlines Co. Ltd.	5,588	224,875
Japan Airport Terminal Co. Ltd.	2,200	84,047
Japan Exchange Group, Inc.	22,300	412,866
Japan Post Bank Co. Ltd.(x)	17,900	240,226
Japan Post Holdings Co. Ltd.	70,500	848,743
Japan Prime Realty Investment Corp. (REIT)	32	113,980
Japan Real Estate Investment Corp. (REIT)(x)	53	274,451
Japan Retail Fund Investment Corp. (REIT)	127	243,724
Japan Tobacco, Inc.	49,100	1,414,789
JFE Holdings, Inc.	22,600	455,271
JGC Corp.(x)	9,200	200,073
JSR Corp.	7,700	173,169
JTEKT Corp.	10,300	152,557
JXTG Holdings, Inc.	136,033	822,935
Kajima Corp.	38,000	352,483
Kakaku.com, Inc.(x)	5,800	101,495
Kamigumi Co. Ltd.	5,000	111,649
Kaneka Corp.	12,000	118,979
Kansai Electric Power Co., Inc. (The)	30,600	393,122
Kansai Paint Co. Ltd.(x)	9,000	209,595
Kao Corp.	22,100	1,657,630
Kawasaki Heavy Industries Ltd.	6,200	200,442
KDDI Corp.	80,100	2,044,938
Keihan Holdings Co. Ltd.(x)	3,800	117,137
Keikyu Corp.(x)	9,499	165,153
Keio Corp.	5,200	222,114
Keisei Electric Railway Co. Ltd.	6,299	193,579
Keyence Corp.	16,336	10,138,898
Kikkoman Corp.(x)	5,900	237,320
Kintetsu Group Holdings Co. Ltd.	8,300	323,326
Kirin Holdings Co. Ltd.	37,800	1,006,236
Kobe Steel Ltd.	12,000	120,220
Koito Manufacturing Co. Ltd.	4,700	325,981
Komatsu Ltd.	41,200	1,373,398
Konami Holdings Corp.	4,300	225,901
Konica Minolta, Inc.	19,700	168,849
Kose Corp.	1,200	251,154
Kubota Corp.	46,900	820,711
Kuraray Co. Ltd.	15,200	258,274
Kurita Water Industries Ltd.	3,900	123,702
Kyocera Corp.	73,400	4,141,663
Kyowa Hakko Kirin Co. Ltd.	12,100	265,755
Kyushu Electric Power Co., Inc.(x)	17,700	210,926
Kyushu Financial Group, Inc.(x)	18,500	91,452
Kyushu Railway Co.	6,600	205,310
Lawson, Inc.	2,000	136,272
LINE Corp.*	2,200	87,045
Lion Corp.	10,000	201,400
LIXIL Group Corp.	12,500	279,122
M3, Inc.	9,300	417,781
Mabuchi Motor Co. Ltd.	2,400	118,190
Makita Corp.	9,900	483,812
Marubeni Corp.	75,400	545,561
Marui Group Co. Ltd.(x)	7,400	150,775
Maruichi Steel Tube Ltd.(x)	2,300	70,359
Mazda Motor Corp.(x)	25,560	337,861
McDonald’s Holdings Co. Japan Ltd.	2,710	126,834
Mebuki Financial Group, Inc.	48,600	186,809
Medipal Holdings Corp.	7,800	159,805
Meiji Holdings Co. Ltd.	5,444	414,420
Minebea Mitsumi, Inc.	94,000	2,007,124
MISUMI Group, Inc.	12,400	340,401
Mitsubishi Chemical Holdings Corp.	63,300	613,041
Mitsubishi Corp.	66,700	1,794,045
Mitsubishi Electric Corp.	85,700	1,370,411
Mitsubishi Estate Co. Ltd.	55,000	929,632
Mitsubishi Gas Chemical Co., Inc.	7,300	174,876
Mitsubishi Heavy Industries Ltd.(x)	13,900	532,199
Mitsubishi Materials Corp.	5,400	162,398
Mitsubishi Motors Corp.	27,800	198,823
Mitsubishi Tanabe Pharma Corp.	10,200	199,389
Mitsubishi UFJ Financial Group, Inc.	526,300	3,447,499
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,400	102,040
Mitsui & Co. Ltd.	76,100	1,303,437
Mitsui Chemicals, Inc.	8,100	255,397
Mitsui Fudosan Co. Ltd.	38,900	943,756
Mitsui OSK Lines Ltd.	4,999	143,761
Mixi, Inc.	1,900	70,175
Mizuho Financial Group, Inc.	1,069,544	1,923,883
MS&AD Insurance Group Holdings, Inc.	21,107	665,514
Murata Manufacturing Co. Ltd.	50,703	6,942,744
Nabtesco Corp.	4,800	185,179
Nagoya Railroad Co. Ltd.(x)	8,200	207,765
NEC Corp.	12,100	340,126
Nexon Co. Ltd.*	17,600	291,114
NGK Insulators Ltd.	10,300	177,531
NGK Spark Plug Co. Ltd.(x)	7,500	180,654
NH Foods Ltd.	4,000	163,902
Nidec Corp.	69,156	10,652,383
Nikon Corp.	14,500	258,371
Nintendo Co. Ltd.	13,900	6,121,460
Nippon Building Fund, Inc. (REIT)	57	314,985
Nippon Electric Glass Co. Ltd.	4,200	124,731
Nippon Express Co. Ltd.	3,700	247,582
Nippon Paint Holdings Co. Ltd.(x)	6,800	249,556
Nippon Prologis REIT, Inc. (REIT)	74	159,259
Nippon Steel & Sumitomo Metal Corp.	33,291	731,022
Nippon Telegraph & Telephone Corp.	30,918	1,423,788
Nippon Yusen KK(x)	7,400	149,384
Nissan Chemical Industries Ltd.(x)	5,300	220,159
Nissan Motor Co. Ltd.	103,200	1,070,747
Nisshin Seifun Group, Inc.	9,780	193,844
Nissin Foods Holdings Co. Ltd.	2,700	187,266
Nitori Holdings Co. Ltd.	3,600	636,229
Nitto Denko Corp.	7,100	532,342

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
NOK Corp.	4,700	$91,257
Nomura Holdings, Inc.	158,900	918,859
Nomura Real Estate Holdings, Inc.	5,800	136,926
Nomura Real Estate Master Fund, Inc. (REIT)	161	222,121
Nomura Research Institute Ltd.	6,218	294,523
NSK Ltd.	17,000	227,828
NTT Data Corp.	29,800	317,030
NTT DOCOMO, Inc.	61,000	1,557,319
Obayashi Corp.	27,600	301,926
Obic Co. Ltd.	2,800	232,884
Odakyu Electric Railway Co. Ltd.(x)	13,300	269,112
Oji Holdings Corp.	37,000	237,846
Olympus Corp.	13,000	493,586
Omron Corp.	69,600	4,094,695
Ono Pharmaceutical Co. Ltd.	18,700	578,899
Oracle Corp. Japan	1,800	146,328
Oriental Land Co. Ltd.	9,800	1,000,677
ORIX Corp.	58,400	1,029,910
Osaka Gas Co. Ltd.	17,500	345,296
Otsuka Corp.	4,800	241,793
Otsuka Holdings Co. Ltd.	17,000	851,398
Panasonic Corp.	98,100	1,402,285
Park24 Co. Ltd.(x)	4,400	117,934
Persol Holdings Co. Ltd.	8,400	244,331
Pola Orbis Holdings, Inc.	4,000	163,902
Rakuten, Inc.	40,000	337,992
Recruit Holdings Co. Ltd.	49,200	1,222,775
Renesas Electronics Corp.(x)*	123,600	1,242,912
Resona Holdings, Inc.	100,505	530,838
Ricoh Co. Ltd.(x)	30,200	298,296
Rinnai Corp.	1,400	132,888
Rohm Co. Ltd.	4,200	399,850
Ryohin Keikaku Co. Ltd.	1,000	335,511
Sankyo Co. Ltd.(x)	1,700	59,913
Santen Pharmaceutical Co. Ltd.	16,800	270,777
SBI Holdings, Inc.	9,360	214,021
Secom Co. Ltd.(x)	9,300	692,223
Sega Sammy Holdings, Inc.	6,600	104,516
Seibu Holdings, Inc.	8,300	144,463
Seiko Epson Corp.	12,500	222,147
Sekisui Chemical Co. Ltd.	17,500	305,249
Sekisui House Ltd.	25,400	463,576
Seven & i Holdings Co. Ltd.	33,300	1,428,328
Seven Bank Ltd.(x)	32,000	101,950
Sharp Corp.(x)*	6,599	197,216
Shimadzu Corp.	11,000	309,309
Shimamura Co. Ltd.	800	100,070
Shimano, Inc.	3,200	461,332
Shimizu Corp.	26,000	232,376
Shin-Etsu Chemical Co. Ltd.	17,100	1,768,578
Shinsei Bank Ltd.(x)	7,200	110,702
Shionogi & Co. Ltd.(x)	13,200	681,182
Shiseido Co. Ltd.	16,800	1,075,686
Shizuoka Bank Ltd. (The)	21,000	198,543
Showa Shell Sekiyu KK	9,500	128,655
SMC Corp.	2,500	1,011,936
SoftBank Group Corp.	36,400	2,719,609
Sohgo Security Services Co. Ltd.	2,800	138,415
Sompo Holdings, Inc.	15,481	622,994
Sony Corp.	55,800	2,698,621
Sony Financial Holdings, Inc.(x)	7,100	129,182
Stanley Electric Co. Ltd.	5,800	214,219
Start Today Co. Ltd.	8,700	232,371
Subaru Corp.	27,200	891,372
SUMCO Corp.	11,100	291,048
Sumitomo Chemical Co. Ltd.	72,000	419,529
Sumitomo Corp.	51,600	868,527
Sumitomo Dainippon Pharma Co. Ltd.(x)	6,100	102,388
Sumitomo Electric Industries Ltd.(x)	32,400	494,351
Sumitomo Heavy Industries Ltd.	4,800	182,022
Sumitomo Metal Mining Co. Ltd.	11,300	475,767
Sumitomo Mitsui Financial Group, Inc.	59,207	2,480,568
Sumitomo Mitsui Trust Holdings, Inc.	14,302	578,908
Sumitomo Realty & Development Co. Ltd.	16,000	591,702
Sumitomo Rubber Industries Ltd.	6,800	124,746
Sundrug Co. Ltd.	3,400	157,051
Suntory Beverage & Food Ltd.	6,400	310,963
Suruga Bank Ltd.(x)	7,700	106,304
Suzuken Co. Ltd.	3,410	140,848
Suzuki Motor Corp.(x)	81,200	4,372,689
Sysmex Corp.	7,100	643,240
T&D Holdings, Inc.	22,300	353,870
Taiheiyo Cement Corp.	5,500	199,779
Taisei Corp.	9,100	461,820
Taisho Pharmaceutical Holdings Co. Ltd.	1,000	98,304
Taiyo Nippon Sanso Corp.(x)	4,800	72,673
Takashimaya Co. Ltd.	14,000	134,336
Takeda Pharmaceutical Co. Ltd.	31,400	1,529,498
TDK Corp.	51,500	4,641,558
Teijin Ltd.	8,300	156,086
Terumo Corp.	14,300	751,252
THK Co. Ltd.	4,900	202,622
Tobu Railway Co. Ltd.	9,000	271,087
Toho Co. Ltd./Tokyo	4,900	162,558
Toho Gas Co. Ltd.(x)	4,000	122,927
Tohoku Electric Power Co., Inc.	20,700	276,441
Tokio Marine Holdings, Inc.	29,900	1,330,544
Tokyo Electric Power Co. Holdings, Inc.*	65,700	253,155
Tokyo Electron Ltd.	6,900	1,297,904
Tokyo Gas Co. Ltd.	17,600	466,692
Tokyo Tatemono Co. Ltd.	7,900	119,014
Tokyu Corp.	23,400	364,618
Tokyu Fudosan Holdings Corp.	23,000	167,520
Toppan Printing Co. Ltd.	21,000	172,295
Toray Industries, Inc.	64,100	606,331
Toshiba Corp.*	291,000	842,329
Tosoh Corp.	12,600	247,252
TOTO Ltd.	6,200	326,883
Toyo Seikan Group Holdings Ltd.	8,000	118,942
Toyo Suisan Kaisha Ltd.	4,100	158,945
Toyoda Gosei Co. Ltd.	3,500	81,378
Toyota Industries Corp.	7,200	435,769
Toyota Motor Corp.	115,174	7,387,459
Toyota Tsusho Corp.	9,500	321,860
Trend Micro, Inc.	5,300	316,292
Tsuruha Holdings, Inc.	1,700	242,366
Unicharm Corp.	18,200	518,094
United Urban Investment Corp. (REIT)	139	217,896
USS Co. Ltd.	10,700	216,202
West Japan Railway Co.	7,500	523,777
Yahoo Japan Corp.(x)	65,300	303,164
Yakult Honsha Co. Ltd.	4,900	362,417
Yamada Denki Co. Ltd.(x)	28,600	171,484
Yamaguchi Financial Group, Inc.(x)	7,000	84,733
Yamaha Corp.(x)	7,600	333,913
Yamaha Motor Co. Ltd.	12,100	361,618
Yamato Holdings Co. Ltd.(x)	16,200	406,275
Yamazaki Baking Co. Ltd.	6,000	124,505
Yaskawa Electric Corp.(x)	10,800	489,733

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Yokogawa Electric Corp.	10,800	$223,095
Yokohama Rubber Co. Ltd. (The)	5,000	115,737

		212,400,843

Jersey (0.0%)
Randgold Resources Ltd.	4,120	341,265

Luxembourg (0.1%)
ArcelorMittal	29,734	943,108
Eurofins Scientific SE	495	261,666
RTL Group SA	1,651	137,121
SES SA (FDR)	16,644	225,492
Tenaris SA	20,199	349,211

		1,916,598

Macau (0.0%)
MGM China Holdings Ltd.	40,000	104,505
Sands China Ltd.	109,587	595,057
Wynn Macau Ltd.	72,800	266,975

		966,537

Malaysia (0.8%)
Gamuda Bhd.	757,900	1,014,975
Genting Malaysia Bhd.	2,775,400	3,515,889
IHH Healthcare Bhd.	2,667,100	4,171,653
Malayan Banking Bhd.	1,148,114	3,146,331
Malaysia Airports Holdings Bhd.	1,141,500	2,611,757
Sime Darby Plantation Bhd.*	1,536,800	2,193,158
Sime Darby Property Bhd.*	1,586,800	582,538

		17,236,301

Mexico (0.5%)
Alsea SAB de CV	449,406	1,570,449
Fomento Economico Mexicano SAB de CV (ADR)	39,690	3,628,857
Fresnillo plc	10,590	188,656
Grupo Financiero Banorte SAB de CV, Class O	964,614	5,896,455

		11,284,417

Netherlands (1.4%)
ABN AMRO Group NV (CVA)(m)	18,455	556,413
Aegon NV	79,724	538,380
Akzo Nobel NV	11,389	1,076,684
Altice NV, Class A*	23,454	193,987
ASML Holding NV	17,139	3,390,899
Boskalis Westminster	4,203	123,216
EXOR NV	4,577	327,012
Heineken Holding NV	4,967	512,167
Heineken NV	11,576	1,245,835
ING Groep NV	171,495	2,896,505
Koninklijke Ahold Delhaize NV	57,225	1,356,880
Koninklijke DSM NV	7,965	792,013
Koninklijke KPN NV	145,138	435,721
Koninklijke Philips NV	41,508	1,595,154
Koninklijke Vopak NV	2,793	137,220
NN Group NV	13,469	598,172
NXP Semiconductors NV*	14,963	1,750,671
Randstad Holding NV(x)	5,472	360,541
Royal Dutch Shell plc, Class A	200,396	6,288,370
Royal Dutch Shell plc, Class B	165,310	5,327,100
Wolters Kluwer NV	12,765	679,822

		30,182,762

New Zealand (0.1%)
Auckland International Airport Ltd.	44,040	195,467
Fisher & Paykel Healthcare Corp. Ltd.	26,903	258,405
Fletcher Building Ltd.	32,279	141,006
Mercury NZ Ltd.	15,649	36,521
Meridian Energy Ltd.	45,913	94,982
Ryman Healthcare Ltd.	19,321	148,319
Spark New Zealand Ltd.	84,323	204,314

		1,079,014

Norway (0.2%)
DNB ASA	43,048	839,912
Gjensidige Forsikring ASA(x)	9,152	167,924
Marine Harvest ASA	18,997	381,705
Norsk Hydro ASA	59,573	351,301
Orkla ASA	34,419	369,999
Schibsted ASA, Class B	4,869	123,743
Statoil ASA	51,316	1,215,374
Telenor ASA	33,609	764,419
Yara International ASA	7,813	331,908

		4,546,285

Pakistan (0.1%)
United Bank Ltd. (GDR)(m)(r)	238,923	1,662,378

Panama (0.1%)
Copa Holdings SA, Class A	18,002	2,315,597

Peru (0.1%)
Credicorp Ltd.	12,493	2,836,411

Philippines (0.4%)
Ayala Corp.	84,075	1,537,172
Ayala Land, Inc.	1,772,100	1,400,214
Metropolitan Bank & Trust Co.	1,958,427	3,233,107
SM Investments Corp.	168,297	2,977,014

		9,147,507

Poland (0.7%)
Bank Zachodni WBK SA	27,170	2,877,210
CCC SA	38,652	2,637,286
LPP SA	993	2,537,245
Powszechna Kasa Oszczednosci Bank Polski SA*	326,977	3,868,607
Powszechny Zaklad Ubezpieczen SA	346,149	4,227,828

		16,148,176

Portugal (0.1%)
EDP - Energias de Portugal SA	118,211	449,526
Galp Energia SGPS SA	21,329	402,315
Jeronimo Martins SGPS SA	99,384	1,812,464

		2,664,305

Russia (0.9%)
Gazprom PJSC (ADR)	446,728	2,202,369
LUKOIL PJSC (ADR)	54,337	3,761,207
MMC Norilsk Nickel PJSC (ADR)	186,856	3,494,207
Sberbank of Russia PJSC (ADR)	306,278	5,712,085
X5 Retail Group NV (GDR)(m)*	69,977	2,355,502
Yandex NV, Class A*	68,572	2,705,165

		20,230,535

Singapore (0.4%)
Ascendas REIT (REIT)	111,486	224,363
CapitaLand Commercial Trust (REIT)	121,613	170,604
CapitaLand Ltd.	117,700	322,109
CapitaLand Mall Trust (REIT)	105,400	167,728
City Developments Ltd.	20,600	205,363
ComfortDelGro Corp. Ltd.	88,100	138,602
DBS Group Holdings Ltd.	79,300	1,672,828
Genting Singapore plc	279,857	231,929
Golden Agri-Resources Ltd.	370,225	99,213
Jardine Cycle & Carriage Ltd.	4,533	119,803
Keppel Corp. Ltd.	60,500	361,248
Oversea-Chinese Banking Corp. Ltd.	140,478	1,383,736
SATS Ltd.	24,200	95,151
Sembcorp Industries Ltd.	40,400	96,745
Singapore Airlines Ltd.	21,100	175,231
Singapore Exchange Ltd.	30,200	170,547
Singapore Press Holdings Ltd.	78,600	151,665
Singapore Technologies Engineering Ltd.	63,200	173,862
Singapore Telecommunications Ltd.	360,800	930,087
StarHub Ltd.	31,288	54,855

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Suntec REIT (REIT)	96,600	$140,026
United Overseas Bank Ltd.	59,067	1,245,550
UOL Group Ltd.	20,143	132,022
Wilmar International Ltd.	77,800	189,518

		8,652,785

South Africa (0.9%)
AVI Ltd.	343,328	3,211,847
Bidvest Group Ltd. (The)	48,633	922,288
Capitec Bank Holdings Ltd.	37,809	2,785,036
Clicks Group Ltd.	137,102	2,122,128
Imperial Holdings Ltd.	103,195	2,039,072
Investec plc	31,322	241,936
Mediclinic International plc(x)	15,535	131,186
Mondi plc	16,158	434,818
Naspers Ltd., Class N	10,620	2,601,440
Sanlam Ltd.	464,966	3,355,695
Tiger Brands Ltd.	82,594	2,594,842

		20,440,288

South Korea (1.4%)
CJ Corp.	6,355	947,974
Coway Co. Ltd.	19,360	1,631,042
Hanssem Co. Ltd.	8,385	1,215,388
Hugel, Inc.*	3,354	1,865,956
Hyundai Development Co.-Engineering & Construction	6,515	235,014
Hyundai Motor Co.	16,313	2,196,187
KB Financial Group, Inc.	22,309	1,270,435
Korea Aerospace Industries Ltd.*	25,643	1,201,677
Korea Electric Power Corp.	62,260	1,918,793
Mando Corp.	5,444	1,184,922
NAVER Corp.	3,444	2,559,009
Samsung Electronics Co. Ltd.	4,254	9,821,835
Samsung Electronics Co. Ltd. (Preference)(q)	2,151	4,116,746
Shinhan Financial Group Co. Ltd.	28,489	1,221,453

		31,386,431

Spain (1.3%)
Abertis Infraestructuras SA	30,198	677,320
ACS Actividades de Construccion y Servicios SA	11,299	440,837
Aena SME SA(m)	2,927	589,852
Amadeus IT Group SA	19,145	1,415,340
Banco Bilbao Vizcaya Argentaria SA	528,121	4,181,373
Banco de Sabadell SA	239,087	489,510
Banco Santander SA	712,181	4,644,892
Bankia SA*	47,252	211,759
Bankinter SA	31,042	319,426
CaixaBank SA	158,553	756,170
Enagas SA	10,312	282,239
Endesa SA	14,802	325,966
Ferrovial SA	22,406	468,493
Gas Natural SDG SA	14,646	349,830
Grifols SA	13,533	383,325
Iberdrola SA	257,675	1,895,256
Industria de Diseno Textil SA	219,423	6,877,184
Mapfre SA	48,340	160,780
Red Electrica Corp. SA	19,980	411,566
Repsol SA	54,926	975,851
Siemens Gamesa Renewable Energy SA	9,147	146,845
Telefonica SA	200,906	1,991,189

		27,995,003

Sweden (1.0%)
Alfa Laval AB	13,844	327,279
Assa Abloy AB, Class B	240,792	5,228,035
Atlas Copco AB, Class A	29,991	1,299,255
Atlas Copco AB, Class B	17,364	675,868
Boliden AB	11,618	409,574
Electrolux AB	10,338	325,312
Essity AB, Class B*	26,514	733,161
Getinge AB, Class B*	8,825	100,453
Hennes & Mauritz AB, Class B	43,214	648,243
Hexagon AB, Class B	11,178	669,688
Husqvarna AB, Class B	17,218	166,099
ICA Gruppen AB	3,901	138,114
Industrivarden AB, Class C	7,121	165,606
Investor AB, Class B	19,813	881,933
Kinnevik AB, Class B	9,984	359,708
L E Lundbergforetagen AB, Class B	1,921	137,751
Lundin Petroleum AB*	7,946	200,820
Nordea Bank AB	135,659	1,449,267
Sandvik AB	49,216	903,158
Securitas AB, Class B	13,689	233,131
Skandinaviska Enskilda Banken AB, Class A(x)	67,532	708,064
Skanska AB, Class B(x)	15,862	324,500
SKF AB, Class B(x)	17,276	353,225
Svenska Handelsbanken AB, Class A(x)	67,159	842,607
Swedbank AB, Class A	40,595	910,197
Swedish Match AB	8,246	374,874
Tele2 AB, Class B	14,453	173,542
Telefonaktiebolaget LM Ericsson, Class B(x)	134,683	854,682
Telia Co. AB	115,707	545,824
Volvo AB, Class B	69,574	1,270,226

		21,410,196

Switzerland (3.0%)
ABB Ltd. (Registered)	82,309	1,960,134
Adecco Group AG (Registered)	7,082	504,598
Baloise Holding AG (Registered)	2,093	320,326
Barry Callebaut AG (Registered)	90	175,923
Chocoladefabriken Lindt & Spruengli AG	44	272,868
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	290,933
Cie Financiere Richemont SA (Registered)	23,188	2,082,985
Clariant AG (Registered)*	10,955	261,595
Coca-Cola HBC AG*	8,306	307,318
Credit Suisse Group AG (Registered)*	306,451	5,142,078
Dufry AG (Registered)(x)*	1,479	193,928
EMS-Chemie Holding AG (Registered)	373	235,505
Ferguson plc	10,941	822,975
Geberit AG (Registered)	1,648	728,833
Givaudan SA (Registered)	419	955,060
Glencore plc*	540,024	2,687,052
Julius Baer Group Ltd.*	9,836	605,652
Kuehne + Nagel International AG (Registered)	2,315	364,521
LafargeHolcim Ltd. (Registered)*	20,322	1,113,042
Lonza Group AG (Registered)*	3,350	790,227
Nestle SA (Registered)	137,357	10,874,058
Novartis AG (Registered)	98,172	7,942,316
Pargesa Holding SA	1,598	141,795
Partners Group Holding AG	753	560,409
Roche Holding AG	37,973	8,709,483
Schindler Holding AG	1,808	389,970
Schindler Holding AG (Registered)	898	188,037
SGS SA (Registered)	242	594,952
Sika AG	95	744,629
Sonova Holding AG (Registered)	2,335	371,147
STMicroelectronics NV	28,267	627,314
Straumann Holding AG (Registered)	429	270,488

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Swatch Group AG (The)	1,355	$597,860
Swatch Group AG (The) (Registered)	2,387	200,222
Swiss Life Holding AG (Registered)*	1,468	523,006
Swiss Prime Site AG (Registered)*	2,980	288,526
Swiss Re AG	14,029	1,428,483
Swisscom AG (Registered)(x)	1,136	563,396
UBS Group AG (Registered)*	460,951	8,116,511
Vifor Pharma AG(x)	1,990	306,910
Zurich Insurance Group AG*	6,724	2,206,378

		65,461,443

Taiwan (1.3%)
Advanced Semiconductor
Engineering, Inc.	792,564	1,140,311
Advantech Co. Ltd.	26,195	187,768
Delta Electronics, Inc.	419,536	1,870,552
Hon Hai Precision Industry Co. Ltd.	582,600	1,826,307
Largan Precision Co. Ltd.	18,000	2,055,767
MediaTek, Inc.	181,000	2,110,642
Nanya Technology Corp.	644,000	2,027,616
Nien Made Enterprise Co. Ltd.	195,000	1,875,965
President Chain Store Corp.	129,000	1,309,600
Taiwan Semiconductor Manufacturing Co. Ltd.	1,631,133	13,762,003

		28,166,531

United Kingdom (5.5%)
3i Group plc	44,624	538,793
Admiral Group plc	8,561	221,697
Anglo American plc	58,266	1,361,217
Ashtead Group plc	21,537	587,280
Associated British Foods plc	15,672	547,893
AstraZeneca plc	55,874	3,843,095
Auto Trader Group plc(m)	40,665	200,170
Aviva plc	177,247	1,235,189
Babcock International Group plc	13,036	122,482
BAE Systems plc	141,176	1,153,190
Barclays plc	755,568	2,206,610
Barratt Developments plc	46,603	347,136
Berkeley Group Holdings plc	6,109	325,143
BP plc	873,205	5,879,719
British American Tobacco plc	101,230	5,876,515
British Land Co. plc (The) (REIT)	42,105	379,784
BT Group plc	376,502	1,203,042
Bunzl plc	14,885	437,822
Burberry Group plc	18,608	443,134
Capita plc	28,172	57,014
Centrica plc	255,227	509,647
Circassia Pharmaceuticals plc(x)*	556,831	669,211
CNH Industrial NV	45,938	568,342
Cobham plc*	106,695	184,232
Coca-Cola European Partners plc	9,436	393,104
Compass Group plc	69,360	1,417,315
ConvaTec Group plc(m)	58,514	163,727
Croda International plc	5,518	354,097
DCC plc	3,827	352,639
Diageo plc	110,122	3,725,435
Direct Line Insurance Group plc	58,497	313,200
Earthport plc*	1,868,591	294,297
easyJet plc	5,202	117,274
Experian plc	40,785	881,036
Fiat Chrysler Automobiles NV*	47,365	971,167
G4S plc	69,521	242,379
GKN plc	75,188	488,857
GlaxoSmithKline plc	217,090	4,217,615
GVC Holdings plc	23,970	309,408
Hammerson plc (REIT)	36,085	272,041
Hargreaves Lansdown plc	10,794	247,729
HSBC Holdings plc	882,480	8,249,296
IMI plc	12,390	188,061
Imperial Brands plc	42,109	1,435,006
InterContinental Hotels Group plc	7,878	472,393
International Consolidated Airlines Group SA (London Stock Exchange)	350,820	3,029,989
International Consolidated Airlines Group SA (Turquoise Stock Exchange)	27,057	234,163
Intertek Group plc	6,924	453,210
ITV plc	167,538	339,354
J Sainsbury plc	74,304	249,035
John Wood Group plc	28,596	216,919
Johnson Matthey plc	8,486	362,776
Kingfisher plc	94,460	388,718
Land Securities Group plc (REIT)	33,716	443,910
Legal & General Group plc	261,567	947,505
Lloyds Banking Group plc	3,176,332	2,886,335
London Stock Exchange Group plc	13,888	804,724
Marks & Spencer Group plc	70,124	266,146
Meggitt plc	35,175	213,366
Merlin Entertainments plc	28,611	139,239
Micro Focus International plc	19,110	267,355
National Grid plc	149,416	1,680,307
Next plc	6,346	424,131
Old Mutual plc	219,188	737,048
Pearson plc	34,993	368,153
Pentair plc	4,766	324,708
Persimmon plc	13,843	492,152
Prudential plc	362,922	9,072,077
Reckitt Benckiser Group plc	29,441	2,494,797
RELX NV	43,199	896,207
RELX plc	47,292	973,059
Rio Tinto Ltd.	18,202	1,023,060
Rio Tinto plc	53,509	2,716,749
Rolls-Royce Holdings plc*	73,762	903,462
Royal Bank of Scotland Group plc*	161,618	588,158
Royal Mail plc	40,904	310,617
RSA Insurance Group plc	44,266	391,598
Sage Group plc (The)	48,790	438,332
Schroders plc	5,408	242,519
Segro plc (REIT)	45,596	385,014
Severn Trent plc	11,018	285,385
Sky plc	45,828	834,410
Smith & Nephew plc	38,322	716,388
Smiths Group plc	18,262	388,352
SSE plc	45,106	808,413
St James’s Place plc	22,520	343,803
Standard Chartered plc	145,206	1,453,998
Standard Life Aberdeen plc	120,551	609,201
Taylor Wimpey plc	138,809	360,078
TechnipFMC plc (Aquis Stock Exchange)	101,448	2,954,746
TechnipFMC plc (Turquoise Stock Exchange)	12,580	370,481
Tesco plc	429,425	1,240,533
Travis Perkins plc	11,216	194,410
Unilever NV (CVA)	71,897	4,064,226
Unilever plc	185,795	10,324,015
United Utilities Group plc	28,536	286,720
Vodafone Group plc	1,177,268	3,223,587
Weir Group plc (The)	9,470	265,422
Whitbread plc	7,877	409,992
Wm Morrison Supermarkets plc	102,384	306,787
WPP plc	56,380	896,103

		120,046,375

United States (37.5%)
3M Co.	39,895	8,757,750
Abbott Laboratories	50,579	3,030,694

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
AbbVie, Inc.	46,469	$4,398,291
ACADIA Pharmaceuticals, Inc.(x)*	70,590	1,586,157
Accenture plc, Class A	17,967	2,757,935
Activision Blizzard, Inc.	21,954	1,481,017
Acuity Brands, Inc.	1,237	172,178
Adobe Systems, Inc.*	58,836	12,713,283
Advance Auto Parts, Inc.	2,226	263,892
Advanced Micro Devices, Inc.(x)*	24,288	244,094
AES Corp.	20,148	229,083
Aetna, Inc.	60,171	10,168,899
Affiliated Managers Group, Inc.	1,608	304,845
Aflac, Inc.	22,910	1,002,542
Agilent Technologies, Inc.	9,367	626,652
Air Products & Chemicals, Inc.	6,339	1,008,091
Akamai Technologies, Inc.*	5,011	355,681
Alaska Air Group, Inc.	3,524	218,347
Albemarle Corp.	3,132	290,462
Alexandria Real Estate Equities, Inc. (REIT)	2,863	357,560
Alexion Pharmaceuticals, Inc.*	6,485	722,818
Align Technology, Inc.*	2,094	525,866
Allegion plc	2,703	230,539
Allergan plc	9,649	1,623,830
Alliance Data Systems Corp.	1,364	290,341
Alliant Energy Corp.	6,718	274,497
Allstate Corp. (The)	10,431	988,859
Alphabet, Inc., Class A*	27,578	28,602,247
Alphabet, Inc., Class C*	8,880	9,162,295
Altria Group, Inc.	55,422	3,453,899
Amazon.com, Inc.*	11,699	16,932,431
Ameren Corp.	6,968	394,598
American Airlines Group, Inc.	12,378	643,161
American Electric Power Co., Inc.	14,316	981,934
American Express Co.	20,924	1,951,791
American International Group, Inc.	26,120	1,421,450
American Tower Corp. (REIT)	12,873	1,870,962
American Water Works Co., Inc.	5,141	422,230
Ameriprise Financial, Inc.	4,297	635,698
AmerisourceBergen Corp.	4,642	400,187
AMETEK, Inc.	6,709	509,683
Amgen, Inc.	19,488	3,322,314
Amphenol Corp., Class A	8,840	761,389
Anadarko Petroleum Corp.	15,857	957,921
Analog Devices, Inc.	10,703	975,364
AnaptysBio, Inc.*	17,010	1,770,401
Andeavor	4,122	414,508
ANSYS, Inc.*	2,526	395,799
Anthem, Inc.	39,435	8,663,870
AO Smith Corp.	4,147	263,708
Aon plc	7,255	1,018,094
Apache Corp.	11,011	423,703
Apartment Investment & Management Co. (REIT), Class A	4,451	181,378
Apple, Inc.	147,743	24,788,321
Applied Materials, Inc.	30,634	1,703,557
Aptiv plc	7,696	653,929
Archer-Daniels-Midland Co.	16,206	702,854
Arconic, Inc.	12,431	286,410
Arthur J Gallagher & Co.	5,348	367,568
Assurant, Inc.	1,672	152,838
AT&T, Inc.	178,291	6,356,074
Autodesk, Inc.*	6,354	797,935
Automatic Data Processing, Inc.	12,882	1,461,849
AutoZone, Inc.*	797	517,006
AvalonBay Communities, Inc. (REIT)	4,000	657,840
Avery Dennison Corp.	2,536	269,450
Baker Hughes a GE Co.	12,393	344,154
Ball Corp.	10,004	397,259
Bank of America Corp.	278,420	8,349,816
Bank of New York Mellon Corp. (The)	29,358	1,512,818
Baxter International, Inc.	14,591	948,999
BB&T Corp.	22,525	1,172,201
Becton Dickinson and Co.	7,705	1,669,674
Berkshire Hathaway, Inc., Class B*	56,050	11,180,854
Best Buy Co., Inc.	7,276	509,247
Biogen, Inc.*	16,910	4,630,296
BioMarin Pharmaceutical, Inc.*	15,920	1,290,634
BlackRock, Inc.‡	3,585	1,942,066
Bluebird Bio, Inc.*	12,570	2,146,328
Blueprint Medicines Corp.*	26,190	2,401,623
Boeing Co. (The)	16,115	5,283,786
Booking Holdings, Inc.*	1,415	2,943,752
BorgWarner, Inc.	5,940	298,366
Boston Properties, Inc. (REIT)	4,493	553,627
Boston Scientific Corp.*	39,881	1,089,549
Brighthouse Financial, Inc.*	2,841	146,027
Bristol-Myers Squibb Co.	47,536	3,006,652
Broadcom Ltd.	11,985	2,824,265
Brown-Forman Corp., Class B	7,721	420,022
CA, Inc.	9,066	307,337
Cabot Oil & Gas Corp.	13,126	314,761
Cadence Design Systems, Inc.*	8,404	309,015
Campbell Soup Co.	5,617	243,272
Capital One Financial Corp.	14,065	1,347,708
Cardinal Health, Inc.	9,125	571,955
CarMax, Inc.(x)*	5,281	327,105
Carnival Corp.	11,831	775,877
Carnival plc	8,267	532,692
Caterpillar, Inc.	17,418	2,567,065
Cboe Global Markets, Inc.	3,255	371,396
CBRE Group, Inc., Class A*	8,665	409,161
CBS Corp. (Non-Voting), Class B	9,945	511,074
Celgene Corp.*	21,898	1,953,521
Centene Corp.*	28,977	3,096,772
CenterPoint Energy, Inc.	12,411	340,061
CenturyLink, Inc.	28,070	461,190
Cerner Corp.*	9,088	527,104
CF Industries Holdings, Inc.	6,655	251,093
CH Robinson Worldwide, Inc.	4,138	387,772
Charles Schwab Corp. (The)	34,641	1,808,953
Charter Communications, Inc., Class A*	5,414	1,684,945
Chevron Corp.	55,638	6,344,958
Chipotle Mexican Grill, Inc.*	729	235,547
Chubb Ltd.	13,483	1,844,070
Church & Dwight Co., Inc.	7,260	365,614
Cigna Corp.	7,161	1,201,186
Cimarex Energy Co.	2,738	256,003
Cincinnati Financial Corp.	4,454	330,754
Cintas Corp.	2,537	432,761
Cisco Systems, Inc.	140,353	6,019,740
Citigroup, Inc.	189,576	12,796,380
Citizens Financial Group, Inc.	14,275	599,265
Citrix Systems, Inc.*	3,826	355,053
Clorox Co. (The)	3,679	489,712
CME Group, Inc.	9,893	1,600,094
CMS Energy Corp.	8,131	368,253
Coca-Cola Co. (The)	111,371	4,836,843
Cognizant Technology Solutions Corp., Class A	17,118	1,377,999
Colgate-Palmolive Co.	128,752	9,228,943
Comcast Corp., Class A	134,833	4,607,244
Comerica, Inc.	4,950	474,854
Conagra Brands, Inc.	11,649	429,615
Concho Resources, Inc.*	4,318	649,125

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
ConocoPhillips	34,336	$2,035,781
Consolidated Edison, Inc.	9,042	704,733
Constellation Brands, Inc., Class A	5,013	1,142,563
Cooper Cos., Inc. (The)	1,391	318,275
Corning, Inc.	25,174	701,851
Costco Wholesale Corp.	12,800	2,411,904
Coty, Inc., Class A	13,931	254,937
Crown Castle International Corp. (REIT)	12,149	1,331,652
CSRA, Inc.	4,638	191,225
CSX Corp.	25,942	1,445,229
Cummins, Inc.	4,532	734,592
CVS Health Corp.	29,399	1,828,912
Danaher Corp.	17,792	1,742,015
Darden Restaurants, Inc.	3,595	306,474
DaVita, Inc.*	4,343	286,377
Deere & Co.	9,436	1,465,600
Delta Air Lines, Inc.	19,098	1,046,761
Dentsply Sirona, Inc.	6,675	335,819
Devon Energy Corp.	15,195	483,049
Digital Realty Trust, Inc. (REIT)	5,922	624,060
Discover Financial Services	10,277	739,225
Discovery Communications, Inc., Class A(x)*	4,925	105,543
Discovery Communications, Inc., Class C*	9,010	175,875
DISH Network Corp., Class A*	6,759	256,099
Dollar General Corp.	7,565	707,706
Dollar Tree, Inc.*	6,887	653,576
Dominion Energy, Inc.	19,155	1,291,622
Dover Corp.	4,478	439,829
DowDuPont, Inc.	67,959	4,329,668
DR Horton, Inc.	10,155	445,195
Dr Pepper Snapple Group, Inc.	5,242	620,548
DTE Energy Co.	5,206	543,506
Duke Energy Corp.	20,340	1,575,740
Duke Realty Corp. (REIT)	10,161	269,063
DXC Technology Co.	8,291	833,494
E*TRADE Financial Corp.*	7,763	430,148
Eastman Chemical Co.	4,154	438,579
Eaton Corp. plc	12,776	1,020,930
eBay, Inc.*	27,385	1,101,972
Ecolab, Inc.	7,561	1,036,386
Edison International	9,361	595,921
Edwards Lifesciences Corp.*	6,147	857,629
Electronic Arts, Inc.*	8,938	1,083,643
Eli Lilly & Co.	28,151	2,178,043
Emerson Electric Co.	18,617	1,271,541
Entergy Corp.	5,154	406,032
Envision Healthcare Corp.*	3,301	126,857
EOG Resources, Inc.	16,802	1,768,747
EQT Corp.	7,260	344,923
Equifax, Inc.	19,428	2,288,813
Equinix, Inc. (REIT)	2,330	974,266
Equity Residential (REIT)	10,726	660,936
Essex Property Trust, Inc. (REIT)	1,908	459,217
Estee Lauder Cos., Inc. (The), Class A	6,511	974,827
Everest Re Group Ltd.	1,207	309,982
Eversource Energy	9,219	543,183
Exelon Corp.	27,893	1,088,106
Expedia Group, Inc.	3,533	390,079
Expeditors International of Washington, Inc.	5,204	329,413
Express Scripts Holding Co.*	16,448	1,136,228
Extra Space Storage, Inc. (REIT)	3,682	321,660
Exxon Mobil Corp.	123,100	9,184,491
F5 Networks, Inc.*	1,850	267,529
Facebook, Inc., Class A*	115,855	18,512,470
Fastenal Co.	8,311	453,698
Federal Realty Investment Trust (REIT)	2,151	249,753
FedEx Corp.	7,159	1,718,948
Fidelity National Information Services, Inc.	9,707	934,784
Fifth Third Bancorp	20,478	650,177
FirstEnergy Corp.	13,196	448,796
Fiserv, Inc.*	12,124	864,562
FLIR Systems, Inc.	4,165	208,292
Flowserve Corp.	3,732	161,708
Fluor Corp.	4,154	237,692
FMC Corp.	3,889	297,781
FNF Group	67,882	2,716,638
Foot Locker, Inc.	3,539	161,166
Ford Motor Co.	113,122	1,253,392
Fortive Corp.	8,823	683,959
Fortune Brands Home & Security, Inc.	4,403	259,293
Franklin Resources, Inc.	9,444	327,518
Freeport-McMoRan, Inc.*	39,129	687,497
Gap, Inc. (The)	6,600	205,920
Garmin Ltd.	3,095	182,388
Gartner, Inc.*	2,671	314,163
General Dynamics Corp.	8,052	1,778,687
General Electric Co.	253,151	3,412,475
General Mills, Inc.	16,480	742,589
General Motors Co.	37,059	1,346,724
Genuine Parts Co.	4,246	381,461
GGP, Inc. (REIT)	18,109	370,510
Gilead Sciences, Inc.	77,291	5,826,969
Global Payments, Inc.	4,717	526,040
GlycoMimetics, Inc.(x)*	40,710	660,723
Goldman Sachs Group, Inc. (The)	32,666	8,227,259
Goodyear Tire & Rubber Co. (The)	7,047	187,309
H&R Block, Inc.	6,077	154,417
Halliburton Co.	25,385	1,191,572
Hanesbrands, Inc.(x)	10,663	196,412
Harley-Davidson, Inc.(x)	5,052	216,630
Harris Corp.	3,454	557,061
Hartford Financial Services Group, Inc. (The)	10,203	525,659
Hasbro, Inc.	3,394	286,114
HCA Healthcare, Inc.	8,214	796,758
HCP, Inc. (REIT)	14,022	325,731
Helmerich & Payne, Inc.(x)	3,219	214,257
Henry Schein, Inc.*	4,430	297,740
Hershey Co. (The)	4,046	400,392
Hess Corp.	7,813	395,494
Hewlett Packard Enterprise Co.	45,145	791,843
Hilton Worldwide Holdings, Inc.	5,827	458,935
Hologic, Inc.*	8,153	304,596
Home Depot, Inc. (The)	33,919	6,045,723
Honeywell International, Inc.	21,982	3,176,619
Hormel Foods Corp.(x)	8,091	277,683
Host Hotels & Resorts, Inc. (REIT)	21,368	398,300
HP, Inc.	47,475	1,040,652
Humana, Inc.	4,008	1,077,471
Huntington Bancshares, Inc.	31,355	473,461
Huntington Ingalls Industries, Inc.	1,313	338,439
IDEXX Laboratories, Inc.*	2,588	495,317
IHS Markit Ltd.*	10,537	508,305
Illinois Tool Works, Inc.	8,972	1,405,554
Illumina, Inc.*	4,241	1,002,657
Incyte Corp.*	5,041	420,067
Ingersoll-Rand plc	7,254	620,290
Intel Corp.	136,312	7,099,129

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Intercontinental Exchange, Inc.	17,004	$1,233,130
International Business Machines Corp.	24,991	3,834,369
International Flavors & Fragrances, Inc.	2,274	311,333
International Game Technology plc	104,592	2,795,744
International Paper Co.	11,973	639,717
Interpublic Group of Cos., Inc. (The)	10,958	252,363
Intuit, Inc.	50,515	8,756,775
Intuitive Surgical, Inc.*	3,258	1,345,000
Invesco Ltd.	11,724	375,285
Ionis Pharmaceuticals, Inc.*	46,690	2,058,095
IPG Photonics Corp.*	1,090	254,384
IQVIA Holdings, Inc.*	4,193	411,375
Iron Mountain, Inc. (REIT)	8,392	275,761
Jacobs Engineering Group, Inc.	3,531	208,859
JB Hunt Transport Services, Inc.	2,446	286,549
JM Smucker Co. (The)	3,360	416,674
Johnson & Johnson	78,035	10,000,185
Johnson Controls International plc	26,856	946,405
JPMorgan Chase & Co.	99,873	10,983,034
Juniper Networks, Inc.	9,956	242,229
Kansas City Southern	3,061	336,251
Kellogg Co.	7,201	468,137
KeyCorp	31,228	610,507
Kimberly-Clark Corp.	10,205	1,123,877
Kimco Realty Corp. (REIT)	12,383	178,315
Kinder Morgan, Inc.	55,715	839,068
KLA-Tencor Corp.	4,536	494,469
Kohl’s Corp.	4,766	312,221
Kraft Heinz Co. (The)	17,307	1,078,053
Kroger Co. (The)	25,807	617,820
L Brands, Inc.	7,278	278,092
L3 Technologies, Inc.	2,254	468,832
Laboratory Corp. of America Holdings*	2,950	477,163
Lam Research Corp.	4,704	955,665
Leggett & Platt, Inc.	3,943	174,911
Lennar Corp., Class A	7,889	464,978
Leucadia National Corp.	9,169	208,411
Lincoln National Corp.	6,247	456,406
LKQ Corp.*	8,815	334,529
Lockheed Martin Corp.	7,238	2,445,937
Loews Corp.	7,920	393,862
Lowe’s Cos., Inc.	24,181	2,121,883
Loxo Oncology, Inc.(x)*	17,020	1,963,597
LyondellBasell Industries NV, Class A	9,390	992,335
M&T Bank Corp.	4,365	804,731
Macerich Co. (The) (REIT)	3,274	183,409
MacroGenics, Inc.*	64,540	1,623,826
Macy’s, Inc.	9,137	271,734
Marathon Oil Corp.	25,243	407,170
Marathon Petroleum Corp.	13,913	1,017,179
Marriott International, Inc., Class A	8,727	1,186,697
Marsh & McLennan Cos., Inc.	14,826	1,224,479
Martin Marietta Materials, Inc.	1,823	377,908
Masco Corp.	9,327	377,184
Mastercard, Inc., Class A	26,883	4,708,826
Mattel, Inc.(x)	9,486	124,741
Maxim Integrated Products, Inc.	129,711	7,811,196
McCormick & Co., Inc. (Non-Voting)	3,575	380,344
McDonald’s Corp.	23,164	3,622,386
McKesson Corp.	6,052	852,545
Medtronic plc	39,323	3,154,491
Merck & Co., Inc.	78,542	4,278,183
MetLife, Inc.	30,074	1,380,096
Mettler-Toledo International, Inc.*	739	424,947
MGM Resorts International	14,627	512,238
Michael Kors Holdings Ltd.*	4,310	267,565
Microchip Technology, Inc.(x)	6,789	620,243
Micron Technology, Inc.*	33,489	1,746,116
Microsoft Corp.	224,015	20,445,849
Mid-America Apartment Communities, Inc. (REIT)	3,386	308,939
Mohawk Industries, Inc.*	1,837	426,588
Molson Coors Brewing Co., Class B	5,345	402,639
Mondelez International, Inc., Class A	43,350	1,808,996
Monsanto Co.	12,770	1,490,131
Monster Beverage Corp.*	11,977	685,204
Moody’s Corp.	4,831	779,240
Morgan Stanley	40,407	2,180,362
Mosaic Co. (The)	10,555	256,275
Motorola Solutions, Inc.	4,625	487,013
Mylan NV*	15,004	617,715
Nasdaq, Inc.	3,295	284,095
National Oilwell Varco, Inc.	10,783	396,922
Navient Corp.	8,430	110,602
Nektar Therapeutics*	4,691	498,466
NetApp, Inc.	7,820	482,416
Netflix, Inc.*	12,636	3,732,043
Newell Brands, Inc.(x)	154,686	3,941,399
Newfield Exploration Co.*	5,931	144,835
Newmont Mining Corp.	15,304	597,927
News Corp., Class A	11,542	182,364
News Corp., Class B	3,985	64,158
NextEra Energy, Inc.	13,687	2,235,498
Nielsen Holdings plc	9,520	302,641
NIKE, Inc., Class B	37,703	2,504,987
NiSource, Inc.	9,955	238,024
Noble Energy, Inc.	13,989	423,867
Nordstrom, Inc.	3,360	162,658
Norfolk Southern Corp.	8,297	1,126,567
Northern Trust Corp.	6,218	641,262
Northrop Grumman Corp.	5,052	1,763,754
Norwegian Cruise Line Holdings Ltd.*	5,918	313,476
NRG Energy, Inc.	9,113	278,220
Nucor Corp.	9,234	564,105
NVIDIA Corp.	17,599	4,075,752
Occidental Petroleum Corp.	22,239	1,444,645
Omnicom Group, Inc.(x)	6,647	483,037
ONEOK, Inc.	12,062	686,569
Oracle Corp.	88,055	4,028,516
O’Reilly Automotive, Inc.*	2,448	605,586
PACCAR, Inc.	10,205	675,265
Packaging Corp. of America	2,741	308,911
Parker-Hannifin Corp.	3,874	662,570
Paychex, Inc.	9,301	572,849
PayPal Holdings, Inc.*	101,467	7,698,301
People’s United Financial, Inc.	10,585	197,516
PepsiCo, Inc.	41,321	4,510,187
PerkinElmer, Inc.	3,235	244,954
Perrigo Co. plc	3,746	312,192
Pfizer, Inc.	173,185	6,146,336
PG&E Corp.	14,816	650,867
Philip Morris International, Inc.	45,103	4,483,238
Phillips 66	12,284	1,178,281
Pinnacle West Capital Corp.	3,301	263,420
Pioneer Natural Resources Co.	4,938	848,250
PNC Financial Services Group, Inc. (The)‡	13,693	2,070,929
PPG Industries, Inc.	7,396	825,394
PPL Corp.	20,381	576,578
Praxair, Inc.	8,327	1,201,586
Principal Financial Group, Inc.	7,700	469,007

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Procter & Gamble Co. (The)	73,497	$5,826,842
Progressive Corp. (The)	16,919	1,030,875
Prologis, Inc. (REIT)	15,530	978,235
Prudential Financial, Inc.	12,341	1,277,911
Public Service Enterprise Group, Inc.	14,718	739,432
Public Storage (REIT)	4,357	873,099
PulteGroup, Inc.	7,673	226,277
PVH Corp.	2,217	335,720
QIAGEN NV*	9,956	321,623
Qorvo, Inc.*	3,688	259,820
QUALCOMM, Inc.	43,149	2,390,886
Quanta Services, Inc.*	4,693	161,205
Quest Diagnostics, Inc.	4,031	404,309
Ralph Lauren Corp.	1,627	181,899
Range Resources Corp.(x)	6,202	90,177
Raymond James Financial, Inc.	3,829	342,351
Raytheon Co.	8,382	1,809,003
Realty Income Corp. (REIT)	8,083	418,134
Red Hat, Inc.*	5,137	768,033
Regency Centers Corp. (REIT)	4,172	246,065
Regeneron Pharmaceuticals, Inc.*	2,236	769,989
Regions Financial Corp.	32,642	606,488
Republic Services, Inc.	6,464	428,111
ResMed, Inc.	4,126	406,287
Robert Half International, Inc.	3,463	200,473
Rockwell Automation, Inc.	3,730	649,766
Rockwell Collins, Inc.	4,723	636,897
Roper Technologies, Inc.	2,983	837,298
Ross Stores, Inc.	11,203	873,610
Royal Caribbean Cruises Ltd.	4,968	584,932
S&P Global, Inc.	55,268	10,559,504
Sage Therapeutics, Inc.*	22,420	3,611,189
salesforce.com, Inc.*	19,913	2,315,882
Samsonite International SA	982,800	4,494,015
SBA Communications Corp. (REIT)*	3,421	584,717
SCANA Corp.	4,154	155,983
Schlumberger Ltd.	40,265	2,608,367
Seagate Technology plc(x)	8,256	483,141
Sealed Air Corp.	4,893	209,371
Sempra Energy	7,515	835,818
Sherwin-Williams Co. (The)	2,395	939,127
Shire plc	68,825	3,430,871
Simon Property Group, Inc. (REIT)	9,031	1,393,935
Skyworks Solutions, Inc.	5,325	533,885
SL Green Realty Corp. (REIT)	2,755	266,767
Snap-on, Inc.	1,619	238,867
Southern Co. (The)	29,136	1,301,214
Southwest Airlines Co.	15,893	910,351
Stanley Black & Decker, Inc.	4,466	684,191
Starbucks Corp.	40,909	2,368,222
State Street Corp.	10,761	1,073,195
Stericycle, Inc.*	2,552	149,369
Stryker Corp.	9,361	1,506,372
SunTrust Banks, Inc.	13,527	920,377
SVB Financial Group*	1,536	368,655
Symantec Corp.	17,877	462,120
Synchrony Financial	20,777	696,653
Synopsys, Inc.*	4,308	358,598
Sysco Corp.	13,914	834,283
T. Rowe Price Group, Inc.	7,043	760,433
Take-Two Interactive Software, Inc.*	3,346	327,172
Tapestry, Inc.	8,081	425,141
Target Corp.	15,774	1,095,189
TE Connectivity Ltd.	10,180	1,016,982
Texas Instruments, Inc.	28,628	2,974,163
Textron, Inc.	7,820	461,145
Thermo Fisher Scientific, Inc.	11,650	2,405,259
Tiffany & Co.	45,399	4,433,666
Time Warner, Inc.	22,580	2,135,616
TJX Cos., Inc. (The)	18,469	1,506,332
Torchmark Corp.	3,057	257,308
Total System Services, Inc.	4,746	409,390
Tractor Supply Co.	3,679	231,851
TransDigm Group, Inc.	1,434	440,152
Travelers Cos., Inc. (The)	7,945	1,103,243
TripAdvisor, Inc.(x)*	3,310	135,346
Twenty-First Century Fox, Inc., Class A	31,538	1,157,129
Twenty-First Century Fox, Inc., Class B	11,810	429,530
Tyson Foods, Inc., Class A	8,651	633,167
UDR, Inc. (REIT)	7,841	279,296
Ulta Beauty, Inc.*	1,691	345,421
Under Armour, Inc., Class A(x)*	5,968	97,577
Under Armour, Inc., Class C(x)*	5,929	85,081
Union Pacific Corp.	22,850	3,071,726
United Continental Holdings, Inc.*	6,835	474,827
United Parcel Service, Inc., Class B	52,275	5,471,102
United Rentals, Inc.*	2,498	431,480
United Technologies Corp.	21,542	2,710,414
UnitedHealth Group, Inc.	28,155	6,025,170
Universal Health Services, Inc., Class B	2,556	302,656
Unum Group	6,439	306,561
US Bancorp	45,762	2,310,981
Valero Energy Corp.	12,760	1,183,745
Varian Medical Systems, Inc.*	2,661	326,372
Ventas, Inc. (REIT)	10,244	507,385
VeriSign, Inc.(x)*	2,421	287,034
Verisk Analytics, Inc.*	4,493	467,272
Verizon Communications, Inc.	120,262	5,750,929
Vertex Pharmaceuticals, Inc.*	7,344	1,196,925
VF Corp.	9,527	706,141
Viacom, Inc., Class B	10,139	314,917
Visa, Inc., Class A	52,541	6,284,954
Vornado Realty Trust (REIT)	4,952	333,270
Vulcan Materials Co.	3,914	446,861
Walgreens Boots Alliance, Inc.	24,786	1,622,739
Walmart, Inc.	42,242	3,758,271
Walt Disney Co. (The)	88,316	8,870,459
Waste Management, Inc.	11,639	979,073
Waters Corp.*	2,314	459,676
WEC Energy Group, Inc.	9,221	578,157
Wells Fargo & Co.	127,691	6,692,285
Welltower, Inc. (REIT)	10,780	586,755
Western Digital Corp.	8,570	790,754
Western Union Co. (The)	12,995	249,894
WestRock Co.	7,375	473,254
Weyerhaeuser Co. (REIT)	21,929	767,515
Whirlpool Corp.	2,082	318,775
Williams Cos., Inc. (The)	24,000	596,640
Willis Towers Watson plc	3,833	583,344
WW Grainger, Inc.	1,504	424,534
Wyndham Worldwide Corp.	2,932	335,509
Wynn Resorts Ltd.	2,304	420,157
Xcel Energy, Inc.	14,869	676,242
Xerox Corp.	6,470	186,207
Xilinx, Inc.	7,552	545,556
Xylem, Inc.	5,203	400,215
Yum Brands, Inc.	9,775	832,146
Zimmer Biomet Holdings, Inc.	34,334	3,743,779
Zions Bancorp	5,772	304,358
Zoetis, Inc.	14,161	1,182,585

		823,616,672

Total Common Stocks (90.7%) (Cost $1,103,221,921)		1,992,224,775

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	509,890	$59,415

	Number of Rights	Value (Note 1)
RIGHTS:
Philippines (0.0%)
Metropolitan Bank & Trust Co., expiring 12/31/18* (Cost $—)	492,562	101,953

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,000,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $2,040,001.(xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $3,000,450, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $3,060,153.(xx)	3,000,000	3,000,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various Common Stocks; total market value $220,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,300,335, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $2,346,117.(xx)	2,300,000	2,300,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $3,000,900, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $3,060,157.(xx)	3,000,000	3,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,100,748, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,122,605.(xx)	1,100,591	1,100,591
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $800,127, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $816,413.(xx)	800,000	800,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $3,400,524, collateralized by various Common Stocks; total market value $3,781,878.(xx)	3,400,000	3,400,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $3,500,540, collateralized by various Common Stocks; total market value $3,893,110.(xx)	3,500,000	3,500,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $1,000,366, collateralized by various Common Stocks; total market value $1,112,317.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,000,300, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $2,040,039.(xx)	2,000,000	2,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $3,000,992, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $3,060,000.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		30,300,591

Total Short-Term Investments (1.4%) (Cost $30,300,592)		30,300,592

Total Investments in Securities (92.1%) (Cost $1,133,522,513)		2,022,686,735
Other Assets Less Liabilities (7.9%)		173,998,300

Net Assets (100%)		$2,196,685,035

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $8,518,293 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $30,686,125. This was secured by cash collateral of $30,300,591 which was subsequently invested in joint repurchase agreements with a total value of $30,300,591, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,954,389 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

DKK — Denmark Krone

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Sector Weightings as of March 31, 2018	Market Value	% of Net Assets
Financials	$406,206,041	18.5%
Information Technology	386,490,026	17.6
Consumer Discretionary	271,603,566	12.3
Industrials	228,905,360	10.4
Health Care	221,444,597	10.1
Consumer Staples	164,875,623	7.5
Energy	91,454,429	4.2
Materials	82,718,302	3.8
Real Estate	53,218,430	2.4
Telecommunication Services	43,516,228	2.0
Utilities	41,953,541	1.9
Repurchase Agreements	30,300,591	1.4
Investment Company	1	0.0 #
Cash and Other	173,998,300	7.9

		100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	85,553	2,713,842	—	(187,786)	47,496	(295,965)	2,277,587	—	—
BlackRock, Inc.	3,585	1,967,509	—	(128,199)	78,603	24,153	1,942,066	10,325	—
PNC Financial Services Group, Inc. (The)	13,693	2,111,540	—	(140,897)	103,193	(2,907)	2,070,929	10,740	—

Total		6,792,891	—	(456,882)	229,292	(274,719)	6,290,582	21,065	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	964	6/2018	EUR	38,917,706	(790,334)
FTSE 100 Index	246	6/2018	GBP	24,137,226	(393,873)
S&P 500 E-Mini Index	709	6/2018	USD	93,694,350	(4,381,416)
SPI 200 Index	85	6/2018	AUD	9,361,761	(360,484)
TOPIX Index	150	6/2018	JPY	24,197,641	104,043

					(5,822,064)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	12,556	DKK	75,386	HSBC Bank plc	4/3/2018	113
EUR	131,728	USD	162,007	Deutsche Bank AG	4/4/2018	88
GBP	1,569,923	USD	2,190,619	Citibank NA	6/15/2018	18,765
USD	535,831	EUR	429,012	Citibank NA	6/15/2018	5,067

Total unrealized appreciation						24,033

ZAR	2,481,674	USD	213,094	Citibank NA	4/3/2018	(3,471)
USD	162,737	AUD	212,162	Morgan Stanley	4/4/2018	(214)
ZAR	4,069,604	USD	345,999	Citibank NA	4/4/2018	(2,297)
ZAR	2,342,785	USD	198,142	Citibank NA	4/5/2018	(309)
AUD	1,268,635	USD	990,866	Citibank NA	6/15/2018	(16,329)
EUR	3,046,938	USD	3,806,540	Citibank NA	6/15/2018	(36,933)
JPY	238,063,367	USD	2,261,025	Citibank NA	6/15/2018	(12,723)

Total unrealized depreciation						(72,276)

Net unrealized depreciation						(48,243)

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$113,887,165	$157,656,986	$—	$271,544,151
Consumer Staples	61,497,561	103,378,062	—	164,875,623
Energy	50,950,820	40,503,609	—	91,454,429
Financials	163,015,928	241,425,782	1,662,378	406,104,088
Health Care	136,676,622	84,767,975	—	221,444,597
Industrials	80,874,933	148,030,427	—	228,905,360
Information Technology	241,248,159	145,241,867	—	386,490,026
Materials	22,134,708	60,583,594	—	82,718,302
Real Estate	18,561,791	34,656,639	—	53,218,430
Telecommunication Services	12,568,193	30,948,035	—	43,516,228
Utilities	18,737,748	23,215,793	—	41,953,541
Forward Currency Contracts	—	24,033	—	24,033
Futures	104,043	—	—	104,043
Preferred Stocks
Consumer Discretionary	—	59,415	—	59,415
Rights
Financials	—	101,953	—	101,953
Short-Term Investments
Investment Company	1	—	—	1
Repurchase Agreements	—	30,300,591	—	30,300,591

Total Assets	$920,257,672	$1,100,894,761	$1,662,378	$2,022,814,811

Liabilities:
Forward Currency Contracts	$—	$(72,276)	$—	$(72,276)
Futures	(5,926,107)	—	—	(5,926,107)

Total Liabilities	$(5,926,107)	$(72,276)	$—	$(5,998,383)

Total	$914,331,565	$1,100,822,485	$1,662,378	$2,016,816,428

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$934,894,307
Aggregate gross unrealized depreciation	(61,822,153)

Net unrealized appreciation	$873,072,154

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,143,744,274

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.7%)
AGL Energy Ltd.	39,211	$656,968
Alumina Ltd.(x)	149,053	272,063
Amcor Ltd.	65,226	715,784
AMP Ltd.	169,708	653,769
APA Group	70,882	430,417
Aristocrat Leisure Ltd.	30,909	576,235
ASX Ltd.	10,719	463,993
Aurizon Holdings Ltd.	109,853	360,589
AusNet Services	92,380	119,638
Australia & New Zealand Banking Group Ltd.	168,926	3,504,718
Bank of Queensland Ltd.	21,721	184,238
Bendigo & Adelaide Bank Ltd.	30,575	232,776
BHP Billiton Ltd.	184,699	4,085,606
BHP Billiton Ltd. (ADR)(x)	36,473	1,620,495
BHP Billiton plc	120,983	2,386,516
BlueScope Steel Ltd.	30,943	363,872
Boral Ltd.	66,487	382,500
Brambles Ltd.	286,784	2,207,135
Caltex Australia Ltd.	49,565	1,203,582
Challenger Ltd.	34,305	306,350
CIMIC Group Ltd.	6,047	208,621
Coca-Cola Amatil Ltd.	29,304	196,096
Cochlear Ltd.	3,379	474,121
Commonwealth Bank of Australia	100,918	5,636,650
Computershare Ltd.	24,947	333,844
Crown Resorts Ltd.	22,148	217,265
CSL Ltd.	26,009	3,127,492
Dexus (REIT)	53,032	381,338
Domino’s Pizza Enterprises Ltd.(x)	3,136	100,867
Flight Centre Travel Group Ltd.(x)	3,821	168,126
Fortescue Metals Group Ltd.	91,079	304,851
Goodman Group (REIT)	103,102	670,079
GPT Group (The) (REIT)	102,790	375,797
Harvey Norman Holdings Ltd.(x)	34,572	98,960
Healthscope Ltd.(x)	93,884	140,120
Incitec Pivot Ltd.	97,181	263,867
Insurance Australia Group Ltd.	137,951	796,370
LendLease Group	30,816	412,154
Macquarie Group Ltd.	18,567	1,481,329
Medibank Pvt Ltd.	160,331	359,521
Mirvac Group (REIT)	215,622	357,655
National Australia Bank Ltd.	154,441	3,398,174
Newcrest Mining Ltd.	44,526	669,392
Oil Search Ltd.	264,259	1,460,213
Orica Ltd.	22,600	309,614
Origin Energy Ltd.*	99,110	669,710
QBE Insurance Group Ltd.	78,131	580,364
Ramsay Health Care Ltd.	8,321	400,626
REA Group Ltd.	3,303	202,017
Santos Ltd.*	105,401	414,219
Scentre Group (REIT)	313,155	925,075
SEEK Ltd.	19,957	287,165
Sonic Healthcare Ltd.	23,192	408,858
South32 Ltd.	304,038	757,851
Stockland (REIT)	145,822	452,248
Suncorp Group Ltd.	73,223	753,191
Sydney Airport	61,182	317,185
Tabcorp Holdings Ltd.	110,588	374,943
Telstra Corp. Ltd.	247,879	601,424
TPG Telecom Ltd.(x)	19,853	84,458
Transurban Group	129,455	1,140,090
Treasury Wine Estates Ltd.	41,122	537,037
Vicinity Centres (REIT)	180,238	335,009
Wesfarmers Ltd.	64,746	2,077,464
Westfield Corp. (REIT)	116,847	767,104
Westpac Banking Corp.	195,204	4,316,528
Woodside Petroleum Ltd.	51,909	1,172,764
Woolworths Group Ltd.	75,423	1,528,605

		61,773,695

Austria (0.6%)
ANDRITZ AG	4,242	237,201
Erste Group Bank AG*	77,001	3,872,579
OMV AG	8,341	486,372
Raiffeisen Bank International AG*	8,516	331,802
Schoeller-Bleckmann Oilfield Equipment AG*	24,764	2,729,806
voestalpine AG	62,212	3,264,624

		10,922,384

Belgium (0.6%)
Ageas	11,322	585,339
Anheuser-Busch InBev SA/NV	53,144	5,840,663
Colruyt SA	3,671	202,949
Groupe Bruxelles Lambert SA	4,577	523,370
KBC Group NV	14,617	1,274,103
Proximus SADP	8,575	266,276
Solvay SA	4,263	592,738
Telenet Group Holding NV*	2,780	185,805
UCB SA	7,516	613,107
Umicore SA	11,044	585,886

		10,670,236

Brazil (0.4%)
Ambev SA (ADR)	150,580	1,094,717
Banco Bradesco SA (ADR)*	274,370	3,259,516
JBS SA	646,400	1,828,704

		6,182,937

Canada (0.6%)
Canadian National Railway Co.	50,172	3,669,078
Element Fleet Management Corp.	86,754	279,450
Magna International, Inc.(x)	51,040	2,874,975
Ritchie Bros Auctioneers, Inc.	35,904	1,128,662
Rogers Communications, Inc., Class B	32,337	1,444,817
Suncor Energy, Inc.	42,150	1,455,547

		10,852,529

Chile (0.0%)
Antofagasta plc	22,849	295,792

China (1.3%)
Alibaba Group Holding Ltd. (ADR)*	25,071	4,601,531
Anhui Conch Cement Co. Ltd., Class H	522,500	2,882,361
Baidu, Inc. (ADR)*	10,674	2,382,330
BOC Hong Kong Holdings Ltd.	215,543	1,056,985
BYD Co. Ltd., Class H(x)	269,000	2,119,709
China Life Insurance Co. Ltd., Class H	970,000	2,695,009
China Resources Beer Holdings Co. Ltd.	296,000	1,294,396
China Resources Gas Group Ltd.	264,000	922,045
Minth Group Ltd.	44,000	201,707
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	436,500	2,714,911
Yangzijiang Shipbuilding Holdings Ltd.	143,834	133,931
Yum China Holdings, Inc.	22,603	938,025

		21,942,940

Colombia (0.2%)
Bancolombia SA (ADR)	56,771	2,385,517

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Millicom International Cellular SA (SDR)	3,667	$250,427

		2,635,944

Czech Republic (0.1%)
Komercni banka A/S	33,841	1,544,308

Denmark (1.0%)
AP Moller - Maersk A/S, Class A*	220	323,664
AP Moller - Maersk A/S, Class B*	384	598,587
Carlsberg A/S, Class B	6,224	743,761
Chr Hansen Holding A/S	5,747	496,554
Coloplast A/S, Class B	6,817	577,758
Danske Bank A/S	43,670	1,632,035
DSV A/S	11,034	870,135
Genmab A/S*	3,460	744,885
H Lundbeck A/S	4,235	236,726
ISS A/S*	9,548	354,310
Novo Nordisk A/S, Class B	137,020	6,741,989
Novozymes A/S, Class B	12,821	663,937
Orsted A/S(m)	10,881	708,460
Pandora A/S	5,939	643,773
TDC A/S*	45,826	380,144
Tryg A/S	7,358	171,621
Vestas Wind Systems A/S	12,352	884,382
William Demant Holding A/S*	6,790	252,811

		17,025,532

Finland (0.5%)
Elisa OYJ	8,078	365,887
Fortum OYJ	26,423	568,145
Kone OYJ, Class B	19,473	972,686
Metso OYJ	6,286	198,464
Neste OYJ	7,373	514,236
Nokia OYJ	340,068	1,879,777
Nokian Renkaat OYJ	6,345	288,610
Orion OYJ, Class B	5,691	174,339
Sampo OYJ, Class A	25,289	1,410,474
Stora Enso OYJ, Class R	32,503	598,279
UPM-Kymmene OYJ*	31,100	1,154,082
Wartsila OYJ Abp	25,017	553,470

		8,678,449

France (9.8%)
Accor SA	138,568	7,485,358
Aeroports de Paris	1,828	398,485
Air Liquide SA	45,303	5,555,031
Airbus SE	33,408	3,865,430
Alstom SA	8,024	361,978
Amundi SA(m)	3,522	283,429
Arkema SA	3,832	500,392
Atos SE	5,366	734,696
AXA SA‡	111,617	2,971,462
BioMerieux	2,414	199,329
BNP Paribas SA	136,247	10,102,096
Bollore SA	48,532	259,006
Bouygues SA	12,265	615,257
Bureau Veritas SA	14,731	383,081
Capgemini SE	9,296	1,159,393
Carrefour SA	34,074	707,693
Casino Guichard Perrachon SA	3,170	155,433
Cie de Saint-Gobain	28,483	1,504,503
Cie Generale des Etablissements Michelin SCA	9,980	1,475,183
CNP Assurances	9,888	249,663
Credit Agricole SA	65,828	1,071,085
Danone SA	77,986	6,316,438
Dassault Aviation SA	147	280,927
Dassault Systemes SE	21,653	2,945,480
Edenred	130,213	4,530,923
Eiffage SA	4,043	460,562
Electricite de France SA	32,102	465,507
Engie SA	101,876	1,701,995
Essilor International Cie Generale d’Optique SA	36,446	4,919,807
Eurazeo SA	2,744	252,675
Eutelsat Communications SA	9,982	197,941
Faurecia SA	4,424	358,459
Fonciere Des Regions (REIT)	1,842	203,376
Gecina SA (REIT)	2,773	481,975
Getlink SE	28,806	411,256
Hermes International	1,845	1,093,972
ICADE (REIT)	2,038	198,064
Iliad SA	1,484	307,166
Imerys SA	2,120	206,179
Ingenico Group SA	3,628	295,191
Ipsen SA	2,302	357,457
JCDecaux SA	4,197	146,480
Kering SA	20,375	9,769,710
Klepierre SA (REIT)	12,446	502,196
Lagardere SCA	7,036	201,086
Legrand SA	28,048	2,201,359
L’Oreal SA	34,738	7,847,593
LVMH Moet Hennessy Louis Vuitton SE	29,986	9,247,354
Natixis SA	52,998	435,019
Orange SA	251,247	4,266,861
Pernod Ricard SA	52,426	8,733,356
Peugeot SA	33,826	814,606
Publicis Groupe SA	88,927	6,195,949
Remy Cointreau SA	1,297	185,020
Renault SA	10,862	1,319,596
Rexel SA	16,968	287,386
Safran SA	51,860	5,495,660
Sanofi	65,377	5,253,384
Schneider Electric SE	67,272	5,917,303
SCOR SE	10,090	413,251
SEB SA	1,220	233,206
Societe BIC SA	1,902	189,348
Societe Generale SA	102,896	5,598,088
Sodexo SA	29,608	2,987,212
Suez	21,691	314,569
Teleperformance	3,367	522,448
Television Francaise 1	216,737	2,952,341
Thales SA	6,087	741,718
TOTAL SA(x)	138,426	7,867,255
Ubisoft Entertainment SA*	3,675	310,437
Unibail-Rodamco SE (REIT)(x)	5,815	1,331,811
Valeo SA	20,501	1,355,719
Veolia Environnement SA	26,570	630,097
Vinci SA	28,977	2,853,108
Vivendi SA	60,201	1,558,155
Wendel SA	1,650	257,549

		164,959,563

Germany (7.6%)
1&1 Drillisch AG	3,090	208,142
adidas AG	10,776	2,609,744
Allianz SE (Registered)	25,654	5,797,662
Axel Springer SE	2,313	193,645
BASF SE	52,820	5,368,143
Bayer AG (Registered)	75,919	8,584,398
Bayerische Motoren Werke AG	54,710	5,937,421
Bayerische Motoren Werke AG (Preference)(q)	3,282	307,654
Beiersdorf AG	5,722	647,954
Brenntag AG	34,924	2,078,373
Commerzbank AG*	60,634	787,772
Continental AG	18,548	5,123,423

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Covestro AG(m)	9,437	$928,899
Daimler AG (Registered)*	88,170	7,492,265
Deutsche Bank AG (Registered)	120,427	1,679,141
Deutsche Boerse AG	11,182	1,523,275
Deutsche Lufthansa AG (Registered)	13,701	437,660
Deutsche Post AG (Registered)	55,631	2,432,706
Deutsche Telekom AG (Registered)	191,550	3,124,793
Deutsche Wohnen SE	20,310	947,988
E.ON SE	126,581	1,406,607
Evonik Industries AG	9,693	342,001
Fraport AG Frankfurt Airport Services Worldwide	2,176	214,744
Fresenius Medical Care AG & Co. KGaA	37,187	3,797,028
Fresenius SE & Co. KGaA	24,179	1,846,862
FUCHS PETROLUB SE (Preference)(q)	4,222	229,288
GEA Group AG	45,070	1,917,355
Hannover Rueck SE	3,355	458,203
HeidelbergCement AG	40,413	3,970,669
Henkel AG & Co. KGaA	5,987	753,525
Henkel AG & Co. KGaA (Preference)(q)	10,381	1,365,119
HOCHTIEF AG	1,124	210,086
HUGO BOSS AG	3,686	321,252
Infineon Technologies AG	66,182	1,773,018
Innogy SE(m)	8,093	382,833
K+S AG (Registered)	10,514	303,494
KION Group AG	4,259	397,453
Kloeckner & Co. SE	198,153	2,486,942
LANXESS AG	5,151	394,937
Linde AG*	22,681	4,774,754
MAN SE	2,164	252,310
Merck KGaA	33,240	3,188,881
METRO AG	10,574	187,244
MTU Aero Engines AG	3,030	510,744
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,854	2,059,167
OSRAM Licht AG	5,032	370,514
Porsche Automobil Holding SE (Preference)(q)	8,806	732,203
ProSiebenSat.1 Media SE	13,328	462,267
Rheinmetall AG	30,584	4,348,132
RWE AG*	30,193	745,836
SAP SE	140,319	14,683,830
Schaeffler AG (Preference)(q)	8,401	129,723
Siemens AG (Registered)	43,994	5,611,443
Siemens Healthineers AG(m)*	8,627	354,544
Symrise AG	28,091	2,261,897
Telefonica Deutschland Holding AG	35,709	167,786
thyssenkrupp AG	24,655	643,005
TUI AG	24,981	536,303
Uniper SE	11,728	357,445
United Internet AG (Registered)	6,791	427,683
Volkswagen AG	1,891	378,639
Volkswagen AG (Preference)(q)	10,814	2,150,946
Vonovia SE	67,600	3,352,438
Wirecard AG	6,840	808,545
Zalando SE(m)*	5,872	320,340

		128,599,093

Hong Kong (2.2%)
AIA Group Ltd.	1,318,652	11,257,165
ASM Pacific Technology Ltd.	17,607	249,187
Bank of East Asia Ltd. (The)	69,027	277,077
CK Asset Holdings Ltd.	145,205	1,228,741
CK Hutchison Holdings Ltd.	157,205	1,890,012
CK Infrastructure Holdings Ltd.	39,340	323,336
CLP Holdings Ltd.	94,064	961,556
Dah Sing Financial Holdings Ltd.	422,000	2,680,215
First Pacific Co. Ltd.	127,250	69,470
Galaxy Entertainment Group Ltd.	133,000	1,219,178
Hang Lung Group Ltd.	57,000	186,864
Hang Lung Properties Ltd.	123,438	289,653
Hang Seng Bank Ltd.	44,574	1,039,205
Henderson Land Development Co. Ltd.	66,865	438,080
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	160,500	155,608
HKT Trust & HKT Ltd.	188,042	237,164
Hong Kong & China Gas Co. Ltd.	483,315	996,469
Hong Kong Exchanges & Clearing Ltd.	68,239	2,243,007
Hongkong Land Holdings Ltd.	67,100	465,003
Hutchison Port Holdings Trust (OTC Exchange), Class U	400	118
Hutchison Port Holdings Trust (Singapore Stock Exchange)(x)	281,600	83,454
Hysan Development Co. Ltd.	34,907	185,265
Jardine Matheson Holdings Ltd.	12,400	770,784
Jardine Strategic Holdings Ltd.	12,800	493,824
Kerry Properties Ltd.	36,732	166,770
Kingston Financial Group Ltd.(x)	238,000	107,370
Li & Fung Ltd.	369,038	182,218
Link REIT (REIT)	128,499	1,102,054
Melco Resorts & Entertainment Ltd. (ADR)	14,794	428,730
MTR Corp. Ltd.	88,618	478,982
New World Development Co. Ltd.	331,238	472,211
NWS Holdings Ltd.	91,062	165,902
PCCW Ltd.	225,559	130,865
Power Assets Holdings Ltd.	82,496	738,661
Shangri-La Asia Ltd.	59,025	119,780
Sino Land Co. Ltd.	189,239	307,938
SJM Holdings Ltd.	95,000	83,249
Sun Hung Kai Properties Ltd.	183,278	2,919,598
Swire Pacific Ltd., Class A	29,331	297,602
Swire Properties Ltd.	69,200	243,336
Techtronic Industries Co. Ltd.	76,000	448,931
WH Group Ltd.(m)	475,500	511,113
Wharf Holdings Ltd. (The)	74,330	257,494
Wharf Real Estate Investment Co. Ltd.*	67,330	440,786
Wheelock & Co. Ltd.	49,116	360,207
Yue Yuen Industrial Holdings Ltd.	47,699	190,506

		37,894,738

India (0.6%)
HDFC Bank Ltd. (ADR)	75,690	7,475,901
ICICI Bank Ltd. (ADR)	352,562	3,120,174

		10,596,075

Indonesia (0.1%)
Indofood Sukses Makmur Tbk. PT	2,220,400	1,164,003

Ireland (0.8%)
AerCap Holdings NV*	7,724	391,761
AIB Group plc	423,921	2,556,179
Bank of Ireland Group plc	56,131	491,993
CRH plc	201,860	6,863,104
James Hardie Industries plc (CHDI)	24,149	426,635
Kerry Group plc, Class A	9,236	939,167
Paddy Power Betfair plc (Aquis Stock Exchange)	14,128	1,448,436
Paddy Power Betfair plc (Dublin Stock Exchange)	4,670	479,817

		13,597,092

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Israel (0.5%)
Azrieli Group Ltd.	2,018	$96,920
Bank Hapoalim BM	61,214	420,876
Bank Leumi Le-Israel BM	86,291	521,179
Bezeq The Israeli Telecommunication Corp. Ltd.	132,998	170,171
Check Point Software Technologies Ltd.*	29,078	2,888,608
Elbit Systems Ltd.	1,207	145,445
Frutarom Industries Ltd.	2,457	225,862
Israel Chemicals Ltd.	29,531	125,127
Mellanox Technologies Ltd.*	8,342	607,715
Mizrahi Tefahot Bank Ltd.	7,555	144,676
Nice Ltd.*	3,624	340,018
Nice Ltd. (ADR)*	24,631	2,313,590
Teva Pharmaceutical Industries Ltd. (ADR)	52,934	904,642

		8,904,829

Italy (2.2%)
Assicurazioni Generali SpA	72,803	1,403,603
Atlantia SpA	25,818	800,394
Davide Campari-Milano SpA	33,842	256,490
Enel SpA	466,401	2,857,715
Eni SpA	353,255	6,227,153
Ferrari NV	7,273	876,042
Intesa Sanpaolo SpA	1,675,337	6,109,593
Intesa Sanpaolo SpA (RNC)	53,735	203,636
Leonardo SpA	24,492	283,264
Luxottica Group SpA	9,445	587,783
Mediobanca Banca di Credito Finanziario SpA	32,165	378,636
Poste Italiane SpA(m)	27,351	250,344
PRADA SpA	541,100	2,518,614
Prysmian SpA	163,740	5,151,615
Recordati SpA	6,401	237,191
Snam SpA	128,108	589,296
Telecom Italia SpA*	644,696	613,952
Telecom Italia SpA (RNC)	366,992	306,535
Terna Rete Elettrica Nazionale SpA	84,528	494,543
UniCredit SpA*	306,503	6,431,085
UnipolSai Assicurazioni SpA	50,919	121,265

		36,698,749

Japan (14.5%)
ABC-Mart, Inc.	1,940	127,808
Acom Co. Ltd.(x)*	25,000	111,367
Aeon Co. Ltd.	35,252	629,305
AEON Financial Service Co. Ltd.	72,438	1,664,498
Aeon Mall Co. Ltd.	5,768	120,884
Air Water, Inc.	8,800	171,691
Aisin Seiki Co. Ltd.	9,938	539,840
Ajinomoto Co., Inc.	31,568	571,105
Alfresa Holdings Corp.	10,864	241,774
Alps Electric Co. Ltd.(x)	11,800	289,219
Amada Holdings Co. Ltd.	21,248	257,999
ANA Holdings, Inc.	7,130	275,939
Aozora Bank Ltd.	6,791	270,287
Asahi Glass Co. Ltd.	11,250	465,732
Asahi Group Holdings Ltd.	22,587	1,202,956
Asahi Kasei Corp.	73,578	967,395
Asics Corp.(x)	7,848	145,225
Astellas Pharma, Inc.	117,350	1,780,019
Bandai Namco Holdings, Inc.	31,219	1,025,426
Bank of Kyoto Ltd. (The)	3,416	190,696
Benesse Holdings, Inc.	4,374	158,468
Bridgestone Corp.	37,864	1,645,441
Brother Industries Ltd.	14,515	337,349
Calbee, Inc.	4,300	142,249
Canon, Inc.	60,930	2,206,318
Casio Computer Co. Ltd.(x)	10,527	156,908
Central Japan Railway Co.	8,400	1,589,136
Chiba Bank Ltd. (The)	40,672	326,813
Chubu Electric Power Co., Inc.	38,554	544,586
Chugai Pharmaceutical Co. Ltd.	66,047	3,339,438
Chugoku Electric Power Co., Inc. (The)(x)	16,662	200,749
Coca-Cola Bottlers Japan, Inc.	6,600	272,609
Concordia Financial Group Ltd.	66,800	368,513
Credit Saison Co. Ltd.	8,716	143,103
CYBERDYNE, Inc.*	6,100	86,336
Dai Nippon Printing Co. Ltd.	14,581	301,199
Daicel Corp.	13,455	146,936
Daifuku Co. Ltd.	5,800	347,221
Dai-ichi Life Holdings, Inc.	62,600	1,142,808
Daiichi Sankyo Co. Ltd.	32,587	1,079,853
Daikin Industries Ltd.	14,523	1,601,686
Daito Trust Construction Co. Ltd.	4,038	697,888
Daiwa House Industry Co. Ltd.	61,558	2,371,954
Daiwa House REIT Investment Corp. (REIT)	90	215,347
Daiwa Securities Group, Inc.	94,476	602,611
DeNA Co. Ltd.(x)	6,800	122,701
Denso Corp.	98,412	5,382,809
Dentsu, Inc.	12,274	538,693
Disco Corp.	1,600	345,097
Don Quijote Holdings Co. Ltd.	6,700	384,728
East Japan Railway Co.	18,625	1,726,232
Eisai Co. Ltd.	15,554	991,229
Electric Power Development Co. Ltd.	7,703	194,159
FamilyMart UNY Holdings Co. Ltd.(x)	4,704	396,108
FANUC Corp.	11,144	2,823,573
Fast Retailing Co. Ltd.	3,016	1,225,618
Fuji Electric Co. Ltd.	27,288	185,673
FUJIFILM Holdings Corp.(x)	23,668	944,229
Fujitsu Ltd.	113,742	699,951
Fukuoka Financial Group, Inc.	44,983	242,237
Hachijuni Bank Ltd. (The)	21,688	116,180
Hakuhodo DY Holdings, Inc.	9,660	132,819
Hamamatsu Photonics KK	8,500	321,132
Hankyu Hanshin Holdings, Inc.	14,400	533,885
Hikari Tsushin, Inc.	1,100	175,847
Hino Motors Ltd.	15,530	199,808
Hirose Electric Co. Ltd.	1,967	270,265
Hisamitsu Pharmaceutical Co., Inc.	3,367	260,740
Hitachi Chemical Co. Ltd.	4,688	106,841
Hitachi Construction Machinery Co. Ltd.(x)	6,151	237,300
Hitachi High-Technologies Corp.	4,418	210,094
Hitachi Ltd.	606,211	4,391,405
Hitachi Metals Ltd.	12,486	147,619
Honda Motor Co. Ltd.	169,804	5,840,728
Hoshizaki Corp.	3,200	280,889
Hoya Corp.	22,502	1,121,875
Hulic Co. Ltd.	18,800	205,129
Idemitsu Kosan Co. Ltd.	5,960	226,570
IHI Corp.	9,383	291,441
Iida Group Holdings Co. Ltd.(x)	9,300	173,755
Inpex Corp.	54,200	670,337
Isetan Mitsukoshi Holdings Ltd.(x)	21,048	232,229
Isuzu Motors Ltd.	32,469	497,997
ITOCHU Corp.	87,232	1,694,140
J Front Retailing Co. Ltd.	13,734	233,493
Japan Airlines Co. Ltd.	6,758	271,959
Japan Airport Terminal Co. Ltd.	3,200	122,250

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Exchange Group, Inc.	29,100	$538,762
Japan Post Bank Co. Ltd.(x)	25,000	335,511
Japan Post Holdings Co. Ltd.	90,700	1,091,929
Japan Prime Realty Investment Corp. (REIT)	54	192,341
Japan Real Estate Investment Corp. (REIT)	75	388,375
Japan Retail Fund Investment Corp. (REIT)	147	282,105
Japan Tobacco, Inc.	108,900	3,137,892
JFE Holdings, Inc.	30,076	605,873
JGC Corp.(x)	12,626	274,579
JSR Corp.	10,518	236,545
JTEKT Corp.	12,482	184,875
JXTG Holdings, Inc.	168,838	1,021,390
Kajima Corp.	52,739	489,201
Kakaku.com, Inc.(x)	7,000	122,494
Kamigumi Co. Ltd.	7,852	175,333
Kaneka Corp.	14,644	145,194
Kansai Electric Power Co., Inc. (The)	40,623	521,889
Kansai Paint Co. Ltd.(x)	12,252	285,329
Kao Corp.	52,267	3,920,332
Kawasaki Heavy Industries Ltd.	7,584	245,185
KDDI Corp.	103,700	2,647,442
Keihan Holdings Co. Ltd.	5,600	172,623
Keikyu Corp.	14,732	256,136
Keio Corp.	6,369	272,046
Keisei Electric Railway Co. Ltd.	7,977	245,146
Keyence Corp.	5,566	3,454,524
Kikkoman Corp.(x)	8,423	338,804
Kintetsu Group Holdings Co. Ltd.	10,598	412,844
Kirin Holdings Co. Ltd.	49,291	1,312,126
Kobe Steel Ltd.	19,209	192,442
Koito Manufacturing Co. Ltd.	6,100	423,082
Komatsu Ltd.	84,372	2,812,532
Konami Holdings Corp.	4,988	262,045
Konica Minolta, Inc.	29,236	250,582
Kose Corp.	1,700	355,801
Kubota Corp.	60,308	1,055,340
Kuraray Co. Ltd.	20,192	343,096
Kurita Water Industries Ltd.	5,914	187,583
Kyocera Corp.	18,608	1,049,974
Kyowa Hakko Kirin Co. Ltd.	14,267	313,350
Kyushu Electric Power Co., Inc.(x)	25,388	302,542
Kyushu Financial Group, Inc.(x)	13,500	66,736
Kyushu Railway Co.	9,800	304,854
Lawson, Inc.	3,080	209,859
LINE Corp.(x)*	2,800	110,784
Lion Corp.	12,800	257,792
LIXIL Group Corp.	15,323	342,159
M3, Inc.	12,700	570,518
Mabuchi Motor Co. Ltd.	2,904	143,010
Makita Corp.	12,692	620,257
Marubeni Corp.	95,068	687,870
Marui Group Co. Ltd.(x)	11,386	231,990
Maruichi Steel Tube Ltd.(x)	3,516	107,557
Mazda Motor Corp.(x)	34,435	455,174
McDonald’s Holdings Co. Japan Ltd.	3,980	186,273
Mebuki Financial Group, Inc.	43,851	168,555
Medipal Holdings Corp.	9,622	197,133
Meiji Holdings Co. Ltd.	6,932	527,693
Minebea Mitsumi, Inc.	20,800	444,129
MISUMI Group, Inc.	15,900	436,482
Mitsubishi Chemical Holdings Corp.	82,759	801,496
Mitsubishi Corp.	86,384	2,323,490
Mitsubishi Electric Corp.	109,971	1,758,523
Mitsubishi Estate Co. Ltd.	72,911	1,232,371
Mitsubishi Gas Chemical Co., Inc.	10,855	260,038
Mitsubishi Heavy Industries Ltd.	18,325	701,622
Mitsubishi Materials Corp.	5,681	170,849
Mitsubishi Motors Corp.	35,821	256,189
Mitsubishi Tanabe Pharma Corp.	12,090	236,335
Mitsubishi UFJ Financial Group, Inc.	685,716	4,491,744
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,200	118,461
Mitsui & Co. Ltd.	99,454	1,703,444
Mitsui Chemicals, Inc.	10,457	329,714
Mitsui Fudosan Co. Ltd.	51,427	1,247,674
Mitsui OSK Lines Ltd.	6,056	174,159
Mixi, Inc.	2,700	99,723
Mizuho Financial Group, Inc.	1,381,952	2,485,838
MS&AD Insurance Group Holdings, Inc.	27,636	871,376
Murata Manufacturing Co. Ltd.	11,071	1,515,948
Nabtesco Corp.	6,400	246,906
Nagoya Railroad Co. Ltd.(x)	10,500	266,040
NEC Corp.	15,174	426,535
Nexon Co. Ltd.*	23,600	390,358
NGK Insulators Ltd.	14,967	257,972
NGK Spark Plug Co. Ltd.(x)	8,948	215,532
NH Foods Ltd.	5,538	226,902
Nidec Corp.	13,592	2,093,632
Nikon Corp.	19,759	352,080
Nintendo Co. Ltd.	6,539	2,879,729
Nippon Building Fund, Inc. (REIT)	77	425,506
Nippon Electric Glass Co. Ltd.	5,204	154,548
Nippon Express Co. Ltd.	4,842	323,998
Nippon Paint Holdings Co. Ltd.(x)	9,400	344,974
Nippon Prologis REIT, Inc. (REIT)	110	236,737
Nippon Steel & Sumitomo Metal Corp.	43,629	958,030
Nippon Telegraph & Telephone Corp.	40,358	1,858,505
Nippon Yusen KK(x)	8,944	180,553
Nissan Chemical Industries Ltd.(x)	6,700	278,314
Nissan Motor Co. Ltd.	134,947	1,400,136
Nisshin Seifun Group, Inc.	12,261	243,019
Nissin Foods Holdings Co. Ltd.	3,506	243,168
Nitori Holdings Co. Ltd.	4,650	821,796
Nitto Denko Corp.	9,611	720,610
NOK Corp.	4,964	96,383
Nomura Holdings, Inc.	211,608	1,223,649
Nomura Real Estate Holdings, Inc.	6,775	159,944
Nomura Real Estate Master Fund, Inc. (REIT)	205	282,825
Nomura Research Institute Ltd.	7,859	372,251
NSK Ltd.	23,170	310,516
NTT Data Corp.	38,500	409,586
NTT DOCOMO, Inc.	79,500	2,029,620
Obayashi Corp.	38,966	426,262
Obic Co. Ltd.	24,800	2,062,685
Odakyu Electric Railway Co. Ltd.(x)	16,051	324,776
Oji Holdings Corp.	51,612	331,776
Olympus Corp.(x)	16,352	620,855
Omron Corp.	29,844	1,755,777
Ono Pharmaceutical Co. Ltd.	23,875	739,103
Oracle Corp. Japan	2,240	182,097
Oriental Land Co. Ltd.	12,644	1,291,077
ORIX Corp.	77,110	1,359,869
Osaka Gas Co. Ltd.	22,773	449,339
Otsuka Corp.	5,634	283,805
Otsuka Holdings Co. Ltd.	22,700	1,136,867
Panasonic Corp.	125,786	1,798,041
Park24 Co. Ltd.	6,300	168,860
Persol Holdings Co. Ltd.	10,300	299,596

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Pola Orbis Holdings, Inc.	4,800	$196,682
Rakuten, Inc.	54,700	462,204
Recruit Holdings Co. Ltd.	64,200	1,595,573
Renesas Electronics Corp.(x)*	38,400	386,147
Resona Holdings, Inc.	126,259	666,863
Ricoh Co. Ltd.(x)	40,180	396,872
Rinnai Corp.	2,084	197,814
Rohm Co. Ltd.	5,426	516,568
Ryohin Keikaku Co. Ltd.	1,300	436,164
Sankyo Co. Ltd.	2,798	98,609
Santen Pharmaceutical Co. Ltd.	21,655	349,028
SBI Holdings, Inc.	11,560	264,325
Secom Co. Ltd.(x)	53,227	3,961,824
Sega Sammy Holdings, Inc.	10,375	164,296
Seibu Holdings, Inc.	11,500	200,160
Seiko Epson Corp.	16,000	284,348
Sekisui Chemical Co. Ltd.	22,714	396,196
Sekisui House Ltd.	33,170	605,386
Seven & i Holdings Co. Ltd.	43,912	1,883,505
Seven Bank Ltd.	30,200	96,215
Sharp Corp.(x)*	8,500	254,029
Shimadzu Corp.	15,140	425,721
Shimamura Co. Ltd.	1,246	155,860
Shimano, Inc.	4,236	610,688
Shimizu Corp.	32,810	293,241
Shin-Etsu Chemical Co. Ltd.	22,164	2,292,325
Shinsei Bank Ltd.	11,117	170,926
Shionogi & Co. Ltd.	17,307	893,123
Shiseido Co. Ltd.	22,222	1,422,851
Shizuoka Bank Ltd. (The)	29,724	281,024
Showa Shell Sekiyu KK	10,575	143,213
SMC Corp.	6,048	2,448,074
SoftBank Group Corp.	69,672	5,205,511
Sohgo Security Services Co. Ltd.	4,600	227,395
Sompo Holdings, Inc.	20,127	809,960
Sony Corp.	72,764	3,519,041
Sony Financial Holdings, Inc.(x)	10,000	181,946
Stanley Electric Co. Ltd.	8,484	313,351
Start Today Co. Ltd.	11,100	296,473
Subaru Corp.	35,580	1,165,993
SUMCO Corp.	13,700	359,222
Sumitomo Chemical Co. Ltd.	94,158	548,639
Sumitomo Corp.	68,628	1,155,141
Sumitomo Dainippon Pharma Co. Ltd.(x)	9,892	166,036
Sumitomo Electric Industries Ltd.	43,460	663,101
Sumitomo Heavy Industries Ltd.	6,756	256,195
Sumitomo Metal Mining Co. Ltd.	14,391	605,908
Sumitomo Mitsui Financial Group, Inc.	77,252	3,236,591
Sumitomo Mitsui Trust Holdings, Inc.	18,633	754,216
Sumitomo Realty & Development Co. Ltd.	20,526	759,079
Sumitomo Rubber Industries Ltd.	9,636	176,772
Sundrug Co. Ltd.	52,900	2,443,527
Suntory Beverage & Food Ltd.	8,100	393,562
Suruga Bank Ltd.	11,290	155,867
Suzuken Co. Ltd.	4,306	177,857
Suzuki Motor Corp.(x)	19,636	1,057,415
Sysmex Corp.	8,900	806,315
T&D Holdings, Inc.	29,968	475,551
Taiheiyo Cement Corp.	7,000	254,264
Taisei Corp.	11,836	600,671
Taisho Pharmaceutical Holdings Co. Ltd.	1,771	174,096
Taiyo Nippon Sanso Corp.(x)	6,700	101,440
Takashimaya Co. Ltd.	18,955	181,881
Takeda Pharmaceutical Co. Ltd.	40,623	1,978,751
TDK Corp.	7,171	646,303
Teijin Ltd.(x)	11,050	207,801
Terumo Corp.	75,300	3,955,895
THK Co. Ltd.	7,008	289,791
Tobu Railway Co. Ltd.	11,398	343,316
Toho Co. Ltd./Tokyo	6,646	220,482
Toho Gas Co. Ltd.(x)	4,718	144,992
Tohoku Electric Power Co., Inc.	25,459	339,996
Tokio Marine Holdings, Inc.	38,515	1,713,909
Tokyo Electric Power Co. Holdings, Inc.*	84,458	325,434
Tokyo Electron Ltd.	9,136	1,718,500
Tokyo Gas Co. Ltd.	21,842	579,176
Tokyo Tatemono Co. Ltd.	11,300	170,235
Tokyu Corp.	29,305	456,630
Tokyu Fudosan Holdings Corp.	28,992	211,163
Toppan Printing Co. Ltd.	27,910	228,988
Toray Industries, Inc.	412,374	3,900,704
Toshiba Corp.*	379,683	1,099,031
Tosoh Corp.	15,900	312,008
TOTO Ltd.	39,933	2,105,391
Toyo Seikan Group Holdings Ltd.	9,004	133,869
Toyo Suisan Kaisha Ltd.	5,656	219,266
Toyoda Gosei Co. Ltd.	3,542	82,354
Toyota Industries Corp.	9,518	576,062
Toyota Motor Corp.	150,150	9,630,880
Toyota Tsusho Corp.	12,414	420,586
Trend Micro, Inc.	6,782	404,734
Tsuruha Holdings, Inc.	2,100	299,394
Unicharm Corp.	23,082	657,069
United Urban Investment Corp. (REIT)	178	279,032
USS Co. Ltd.	13,210	266,919
West Japan Railway Co.	9,200	642,500
Yahoo Japan Corp.(x)	82,700	383,946
Yakult Honsha Co. Ltd.	6,407	473,879
Yamada Denki Co. Ltd.(x)	39,220	235,162
Yamaguchi Financial Group, Inc.	11,763	142,388
Yamaha Corp.(x)	9,779	429,649
Yamaha Motor Co. Ltd.	16,632	497,061
Yamato Holdings Co. Ltd.	19,936	499,969
Yamazaki Baking Co. Ltd.	8,071	167,481
Yaskawa Electric Corp.(x)	14,740	668,394
Yokogawa Electric Corp.	13,003	268,602
Yokohama Rubber Co. Ltd. (The)	7,500	173,606

		245,882,768

Jersey (0.0%)
Randgold Resources Ltd.	5,320	440,662

Luxembourg (0.1%)
ArcelorMittal	37,780	1,198,312
Eurofins Scientific SE	629	332,500
RTL Group SA	2,148	178,399
SES SA (FDR)	20,650	279,765
Tenaris SA	28,151	486,690

		2,475,666

Macau (0.1%)
MGM China Holdings Ltd.	48,800	127,496
Sands China Ltd.	141,600	768,888
Wynn Macau Ltd.	90,800	332,985

		1,229,369

Mexico (0.3%)
Fresnillo plc	14,164	252,326
Grupo Financiero Banorte SAB de CV, Class O	630,133	3,851,853

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Grupo Financiero Inbursa SAB de CV, Class O	221,551	$366,692

		4,470,871

Netherlands (3.9%)
ABN AMRO Group NV (CVA)(m)	120,701	3,639,102
Aegon NV	102,748	693,862
Akzo Nobel NV	66,752	6,310,547
Altice NV, Class A(x)*	28,742	237,724
ASML Holding NV	22,428	4,437,312
Boskalis Westminster	5,120	150,099
EXOR NV	6,319	451,472
Heineken Holding NV	6,478	667,972
Heineken NV	46,909	5,048,453
ING Groep NV	223,456	3,774,112
Koninklijke Ahold Delhaize NV	74,658	1,770,239
Koninklijke DSM NV	10,571	1,051,145
Koninklijke KPN NV	193,358	580,482
Koninklijke Philips NV	189,434	7,279,955
Koninklijke Vopak NV	4,370	214,697
NN Group NV	73,116	3,247,158
NXP Semiconductors NV*	19,497	2,281,149
Randstad Holding NV(x)	6,670	439,475
Royal Dutch Shell plc, Class A(x)	491,817	15,551,222
Royal Dutch Shell plc, Class B	215,396	6,941,118
Wolters Kluwer NV	16,696	889,175

		65,656,470

New Zealand (0.1%)
Auckland International Airport Ltd.	58,123	257,972
Fisher & Paykel Healthcare Corp. Ltd.	33,247	319,340
Fletcher Building Ltd.	41,809	182,637
Mercury NZ Ltd.	46,716	109,023
Meridian Energy Ltd.	80,354	166,232
Ryman Healthcare Ltd.	17,319	132,950
Spark New Zealand Ltd.	119,348	289,180

		1,457,334

Norway (1.0%)
DNB ASA	283,680	5,534,898
Gjensidige Forsikring ASA(x)	12,053	221,152
Marine Harvest ASA	24,506	492,396
Norsk Hydro ASA	471,988	2,783,309
Orkla ASA	44,717	480,701
Schibsted ASA, Class B	5,490	139,526
Statoil ASA	67,031	1,587,570
Statoil ASA (ADR)(x)	144,747	3,423,267
Telenor ASA	43,743	994,911
Yara International ASA	10,212	433,821

		16,091,551

Peru (0.1%)
Credicorp Ltd.	5,006	1,136,562

Portugal (0.1%)
EDP - Energias de Portugal SA	136,683	519,770
Galp Energia SGPS SA	27,345	515,791
Jeronimo Martins SGPS SA	15,122	275,780

		1,311,341

Singapore (1.3%)
Ascendas REIT (REIT)	134,766	271,214
CapitaLand Commercial Trust (REIT)	132,904	186,443
CapitaLand Ltd.	148,202	405,583
CapitaLand Mall Trust (REIT)	144,167	229,420
City Developments Ltd.	16,680	166,284
ComfortDelGro Corp. Ltd.	110,350	173,606
DBS Group Holdings Ltd.	570,860	12,042,253
Genting Singapore plc	366,738	303,932
Golden Agri-Resources Ltd.	271,013	72,627
Jardine Cycle & Carriage Ltd.	5,976	157,940
Keppel Corp. Ltd.	82,885	494,910
Oversea-Chinese Banking Corp. Ltd.	183,352	1,806,053
SATS Ltd.	32,300	126,999
Sembcorp Industries Ltd.	51,812	124,073
Singapore Airlines Ltd.	35,982	298,823
Singapore Exchange Ltd.	47,502	268,255
Singapore Press Holdings Ltd.(x)	101,323	195,512
Singapore Technologies Engineering Ltd.	88,919	244,614
Singapore Telecommunications Ltd.	475,719	1,226,331
StarHub Ltd.	45,724	80,164
Suntec REIT (REIT)(x)	136,500	197,863
United Overseas Bank Ltd.	76,921	1,622,038
UOL Group Ltd.	32,274	211,531
Wilmar International Ltd.	97,955	238,615

		21,145,083

South Africa (0.1%)
Investec plc	39,659	306,332
Mediclinic International plc(x)	23,791	200,905
Mondi plc	20,447	550,237

		1,057,474

South Korea (0.6%)
Hyundai Mobis Co. Ltd.	9,483	2,130,762
NAVER Corp.	1,037	770,526
Samsung Electronics Co. Ltd.	2,828	6,529,419

		9,430,707

Spain (2.2%)
Abertis Infraestructuras SA	38,477	863,012
ACS Actividades de Construccion y Servicios SA	13,832	539,663
Aena SME SA(m)	3,768	759,331
Amadeus IT Group SA	133,485	9,868,201
Banco Bilbao Vizcaya Argentaria SA	383,458	3,036,011
Banco de Sabadell SA	320,532	656,261
Banco Santander SA	1,328,673	8,665,694
Bankia SA*	58,720	263,153
Bankinter SA	37,601	386,919
CaixaBank SA	211,060	1,006,586
Enagas SA	12,401	339,415
Endesa SA	18,338	403,835
Ferrovial SA	28,413	594,095
Gas Natural SDG SA	20,367	486,479
Grifols SA	17,024	482,208
Iberdrola SA	332,514	2,445,714
Industria de Diseno Textil SA	63,560	1,992,106
Mapfre SA	63,384	210,816
Red Electrica Corp. SA	24,703	508,855
Repsol SA	72,638	1,290,534
Siemens Gamesa Renewable Energy SA(x)	14,594	234,291
Telefonica SA	264,188	2,618,379

		37,651,558

Sweden (1.5%)
Alfa Laval AB	17,807	420,967
Assa Abloy AB, Class B	169,277	3,675,313
Atlas Copco AB, Class A	39,128	1,695,084
Atlas Copco AB, Class B	22,232	865,347
Boliden AB	16,315	575,159
Electrolux AB	14,460	455,021
Essity AB, Class B*	35,302	976,165
Getinge AB, Class B*	13,105	149,172
Hennes & Mauritz AB, Class B	53,995	809,966
Hexagon AB, Class B	14,640	877,100
Husqvarna AB, Class B	24,111	232,595
ICA Gruppen AB	4,300	152,240
Industrivarden AB, Class C	9,665	224,769
Investor AB, Class B	26,461	1,177,854
Kinnevik AB, Class B	13,653	491,896

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
L E Lundbergforetagen AB, Class B	2,437	$174,752
Lundin Petroleum AB*	11,077	279,951
Nordea Bank AB	173,239	1,850,741
Sandvik AB	65,698	1,205,617
Securitas AB, Class B	17,053	290,422
Skandinaviska Enskilda Banken AB, Class A(x)	86,744	909,499
Skanska AB, Class B	18,271	373,783
SKF AB, Class B(x)	22,010	450,017
Svenska Handelsbanken AB, Class A(x)	88,983	1,116,421
Swedbank AB, Class A	52,587	1,179,075
Swedish Match AB	10,155	461,659
Tele2 AB, Class B	18,285	219,554
Telefonaktiebolaget LM Ericsson, Class B(x)	350,605	2,224,898
Telia Co. AB	150,467	709,797
Volvo AB, Class B	90,815	1,658,027

		25,882,861

Switzerland (7.1%)
ABB Ltd. (Registered)	107,384	2,557,279
Adecco Group AG (Registered)	9,474	675,030
Baloise Holding AG (Registered)	2,843	435,111
Barry Callebaut AG (Registered)	128	250,202
Chocoladefabriken Lindt & Spruengli AG	56	347,287
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	436,400
Cie Financiere Richemont SA (Registered)	51,916	4,663,629
Clariant AG (Registered)*	13,539	323,299
Coca-Cola HBC AG*	10,719	396,598
Credit Suisse Group AG (Registered)*	516,648	8,669,068
Credit Suisse Group AG (ADR)*	172,109	2,889,710
Dufry AG (Registered)(x)*	2,158	282,959
EMS-Chemie Holding AG (Registered)	436	275,281
Ferguson plc	41,320	3,108,065
Geberit AG (Registered)	2,158	954,381
Givaudan SA (Registered)	538	1,226,307
Glencore plc*	703,644	3,501,193
Julius Baer Group Ltd.*	100,071	6,161,872
Kuehne + Nagel International AG (Registered)	3,213	505,920
LafargeHolcim Ltd. (Registered)*	25,792	1,412,636
Lonza Group AG (Registered)*	13,314	3,140,623
Nestle SA (Registered)	289,224	22,896,819
Novartis AG (Registered)	175,396	14,189,896
Novartis AG (ADR)	46,915	3,793,078
Pargesa Holding SA	1,595	141,529
Partners Group Holding AG	1,001	744,979
Roche Holding AG	75,527	17,322,864
Schindler Holding AG	2,372	511,620
Schindler Holding AG (Registered)	1,257	263,210
SGS SA (Registered)	311	764,587
Sika AG	249	1,951,711
Sonova Holding AG (Registered)	2,961	470,649
STMicroelectronics NV	37,140	824,227
Straumann Holding AG (Registered)	583	367,587
Swatch Group AG (The)	1,820	803,029
Swatch Group AG (The) (Registered)	2,977	249,711
Swiss Life Holding AG (Registered)*	1,936	689,741
Swiss Prime Site AG (Registered)*	3,965	383,894
Swiss Re AG	18,326	1,866,019
Swisscom AG (Registered)(x)	1,464	726,067
UBS Group AG (Registered)*	364,339	6,415,349
Vifor Pharma AG(x)	2,560	394,818
Zurich Insurance Group AG*	8,688	2,850,834

		120,835,068

Taiwan (1.0%)
Advanced Semiconductor Engineering, Inc. (ADR)	397,668	2,887,070
Hon Hai Precision Industry Co. Ltd.	951,800	2,983,658
MediaTek, Inc.	99,000	1,154,440
Taiwan Semiconductor Manufacturing Co. Ltd.	466,000	3,931,680
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	129,733	5,677,116

		16,633,964

Turkey (0.1%)
Akbank Turk A/S	689,040	1,667,891

United Kingdom (11.2%)
3i Group plc	56,453	681,617
Admiral Group plc	11,187	289,700
Anglo American plc	194,019	4,532,694
Ashtead Group plc	134,756	3,674,586
Associated British Foods plc	20,326	710,597
AstraZeneca plc	120,402	8,281,426
Auto Trader Group plc(m)	54,055	266,081
Aviva plc	228,717	1,593,870
Babcock International Group plc	14,349	134,818
BAE Systems plc	185,308	1,513,680
Barclays plc	2,153,181	6,288,290
Barratt Developments plc	58,091	432,708
Berkeley Group Holdings plc	7,190	382,677
BP plc	1,137,773	7,661,186
British American Tobacco plc	143,501	8,330,395
British Land Co. plc (The) (REIT)	54,157	488,493
BT Group plc	491,199	1,569,535
Bunzl plc	19,160	563,566
Burberry Group plc	85,727	2,041,516
Capita plc	39,305	79,545
Centrica plc	338,117	675,165
CNH Industrial NV	57,698	713,837
Cobham plc*	131,529	227,114
Coca-Cola European Partners plc	12,228	509,418
Compass Group plc	196,563	4,016,604
ConvaTec Group plc(m)	71,676	200,555
Croda International plc	32,901	2,111,301
DCC plc	5,003	461,001
Diageo plc	407,973	13,801,756
Direct Line Insurance Group plc	80,440	430,686
easyJet plc	8,971	202,243
Experian plc	133,852	2,891,464
Fiat Chrysler Automobiles NV*	62,703	1,285,656
G4S plc	463,734	1,616,766
GKN plc	101,770	661,688
GlaxoSmithKline plc	282,865	5,495,489
GVC Holdings plc	31,240	403,251
Hammerson plc (REIT)	43,775	330,015
Hargreaves Lansdown plc	15,029	344,924
HSBC Holdings plc	1,680,674	15,710,699
IMI plc	16,758	254,361
Imperial Brands plc	54,668	1,862,996
InterContinental Hotels Group plc	19,069	1,143,445
International Consolidated Airlines Group SA	38,942	337,020
Intertek Group plc	36,439	2,385,114
ITV plc	1,121,205	2,271,040
J Sainsbury plc	82,144	275,311
John Wood Group plc	40,607	308,030
Johnson Matthey plc	11,583	495,173
Kingfisher plc	126,793	521,773

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Land Securities Group plc (REIT)	42,338	$557,428
Legal & General Group plc	342,496	1,240,663
Lloyds Banking Group plc	4,138,715	3,760,853
London Stock Exchange Group plc	18,214	1,055,389
Marks & Spencer Group plc	94,135	357,276
Meggitt plc	44,550	270,234
Merlin Entertainments plc	40,761	198,369
Micro Focus International plc	25,086	350,961
National Grid plc	194,687	2,189,416
Next plc	7,798	521,174
Old Mutual plc	281,547	946,739
Pagegroup plc	399,246	3,008,663
Pearson plc	48,808	513,498
Persimmon plc	18,201	647,089
Prudential plc	305,810	7,644,430
Reckitt Benckiser Group plc	78,515	6,653,273
RELX NV	174,447	3,619,081
RELX plc	62,172	1,279,223
Rio Tinto Ltd.	23,717	1,333,036
Rio Tinto plc	69,721	3,539,861
Rio Tinto plc (ADR)	52,642	2,712,642
Rolls-Royce Holdings plc*	242,459	2,969,719
Royal Bank of Scotland Group plc*	209,401	762,049
Royal Mail plc	50,982	387,148
RSA Insurance Group plc	59,599	527,241
Sage Group plc (The)	62,023	557,218
Schroders plc	7,468	334,898
Segro plc (REIT)	60,070	507,233
Severn Trent plc	13,862	359,050
Sky plc	58,626	1,067,428
Smith & Nephew plc	49,417	923,797
Smiths Group plc	22,700	482,729
SSE plc	58,109	1,041,459
St James’s Place plc	30,732	469,172
Standard Chartered plc	188,053	1,883,040
Standard Life Aberdeen plc	153,355	774,975
Taylor Wimpey plc	184,322	478,141
Tesco plc	559,650	1,616,730
Travis Perkins plc	15,405	267,020
Unilever NV (CVA)	93,680	5,295,585
Unilever plc	70,850	3,936,901
United Utilities Group plc	42,016	422,162
Vodafone Group plc	1,533,963	4,200,287
Weir Group plc (The)	12,519	350,878
Whitbread plc	42,724	2,223,754
Wm Morrison Supermarkets plc	126,652	379,504
WPP plc	244,131	3,880,217

		189,958,508

United States (2.0%)
Accenture plc, Class A	32,727	5,023,595
Carnival Corp.	58,636	3,845,349
Carnival plc	10,532	678,640
Core Laboratories NV	29,991	3,245,626
Everest Re Group Ltd.	13,593	3,490,954
ICON plc*	44,889	5,303,186
Invesco Ltd.	50,900	1,629,309
Mettler-Toledo International, Inc.*	3,170	1,822,845
QIAGEN NV*	61,987	2,002,456
Shire plc	132,899	6,624,909

		33,666,869

Total Common Stocks (80.1%) (Cost $949,551,844)		1,353,021,465

EXCHANGE TRADED FUNDS:
iShares China Large-Cap ETF	121,710	5,749,580
iShares Core MSCI EAFE ETF	337,500	22,234,500
iShares Core MSCI Emerging Markets ETF	26,000	1,518,400
iShares Currency Hedged MSCI Japan ETF(x)	267,075	8,567,766
iShares Latin America 40 ETF(x)	54,347	2,041,817
iShares MSCI Australia ETF(x)	89,315	1,966,716
iShares MSCI Austria ETF(x)	83,537	2,118,498
iShares MSCI Belgium ETF	77,097	1,646,021
iShares MSCI Canada ETF	26,258	723,670
iShares MSCI EAFE ETF	165,366	11,522,703
iShares MSCI France ETF	133,767	4,200,284
iShares MSCI Germany ETF	310,810	9,958,352
iShares MSCI Hong Kong ETF(x)	10,677	270,235
iShares MSCI Indonesia ETF(x)	22,100	595,816
iShares MSCI Ireland ETF(x)	27,600	1,289,472
iShares MSCI Israel ETF(x)	31,500	1,560,050
iShares MSCI Italy ETF(x)	283,624	9,118,512
iShares MSCI Japan ETF(x)	193,270	11,727,624
iShares MSCI Malaysia ETF(x)	11,464	414,309
iShares MSCI Mexico ETF(x)	11,748	605,257
iShares MSCI Netherlands ETF(x)	19,893	635,979
iShares MSCI New Zealand ETF(x)	32,800	1,600,640
iShares MSCI Norway ETF(x)	48,300	1,309,413
iShares MSCI Pacific ex Japan ETF(x)	63,692	2,959,130
iShares MSCI Poland ETF(x)	12,000	301,200
iShares MSCI Singapore ETF(x)	51,963	1,385,853
iShares MSCI South Korea ETF(x)	3,600	271,620
iShares MSCI Spain ETF(x)	121,821	3,960,401
iShares MSCI Sweden ETF	10,003	334,900
iShares MSCI Switzerland ETF(x)	13,900	477,743
iShares MSCI Thailand ETF(x)	3,868	385,640
iShares MSCI Turkey ETF(x)	12,184	516,845
iShares MSCI United Kingdom ETF(x)	33,200	1,153,700
SPDR EURO STOXX 50 ETF	19,964	803,950
SPDR S&P Emerging Asia Pacific ETF(x)	28,279	3,015,673
Vanguard FTSE Developed Markets ETF	190,900	8,447,325
Vanguard FTSE Emerging Markets ETF	140,200	6,586,596
Vanguard FTSE Europe ETF	681,800	39,646,670
Vanguard FTSE Pacific ETF(x)	88,300	6,441,485
WisdomTree Japan Hedged Equity Fund(x)	19,125	1,071,191
Xtrackers MSCI Japan Hedged Equity ETF(x)	85,050	3,603,569

Total Exchange Traded Funds(10.8%) (Cost $145,623,756)		182,739,105

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.8%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $16,002,267, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $16,333,470.(xx)	$16,000,000	16,000,000

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $4,000,567, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $4,083,368.(xx)	$4,000,000	$4,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $7,000,992, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $7,145,893.(xx)	7,000,000	7,000,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $3,000,483, collateralized by various Common Stocks; total market value $3,300,007.(xx)	3,000,000	3,000,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $5,001,500, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%- 2.625%, maturing 4/28/21-11/20/24; total market value $5,100,261.(xx)	5,000,000	5,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $2,381,952, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $2,429,248.(xx)	2,381,613	2,381,613
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $1,200,190, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $1,224,619.(xx)	1,200,000	1,200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $5,200,802, collateralized by various Common Stocks; total market value $5,784,049.(xx)	5,200,000	5,200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $5,200,802, collateralized by various Common Stocks; total market value $5,784,049.(xx)	5,200,000	5,200,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $4,001,462, collateralized by various Common Stocks; total market value $4,449,269.(xx)	4,000,000	4,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $7,002,314, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $7,140,003.(xx)	7,000,000	7,000,000

Total Repurchase Agreements		64,981,613

Total Short-Term Investments (3.8%) (Cost $64,981,614)		64,981,614

Total Investments in Securities (94.7%) (Cost $1,160,157,214)		1,600,742,184
Other Assets Less Liabilities (5.3%)		90,249,635

Net Assets (100%)		$1,690,991,819

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $8,760,639 or 0.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $65,616,130. This was secured by cash collateral of $64,981,613 which was subsequently invested in joint repurchase agreements with a total value of $64,981,613, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,358,578 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/30/18-8/15/47.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Sector Weightings as of March 31, 2018	Market Value	% of Net Assets
Financials	$294,517,431	17.4%
Industrials	182,856,798	10.8
Exchange Traded Funds	182,739,105	10.8
Consumer Discretionary	182,588,724	10.8
Health Care	146,699,000	8.7
Consumer Staples	145,596,095	8.6
Information Technology	121,760,086	7.2
Materials	108,988,647	6.5
Energy	68,696,760	4.1
Repurchase Agreements	64,981,613	3.8
Telecommunication Services	37,882,633	2.2
Real Estate	34,566,819	2.1
Utilities	28,868,472	1.7
Investment Company	1	0.0 #
Cash and Other	90,249,635	5.3

		100.0%

#	Less than 0.05%.

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018 were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	111,617	3,353,795	—	(43,781)	16,351	(354,903)	2,971,462	—	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,430	6/2018	EUR	57,730,622	(1,179,810)
FTSE 100 Index	365	6/2018	GBP	35,813,364	(581,023)
SPI 200 Index	127	6/2018	AUD	13,987,573	(539,735)
TOPIX Index	223	6/2018	JPY	35,973,826	150,985

					(2,149,583)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	193,678	USD	238,158	Bank of America	4/4/2018	170
USD	238,555	AUD	310,534	Bank of America	4/4/2018	50
GBP	2,323,393	USD	3,242,000	Citibank NA	6/15/2018	27,757
USD	594,474	JPY	62,346,380	National Australia Bank Limited	6/15/2018	5,666

Total unrealized appreciation						33,643

USD	81,615	EUR	66,395	BNP Paribas	4/4/2018	(87)
USD	2,085,587	GBP	1,487,399	Brown Brothers Harriman & Co.	4/4/2018	(1,319)
AUD	1,661,635	USD	1,297,820	Citibank NA	6/15/2018	(21,389)
EUR	3,896,045	USD	4,867,423	Citibank NA	6/15/2018	(47,319)
JPY	370,878,300	USD	3,522,513	Citibank NA	6/15/2018	(19,888)

Total unrealized depreciation						(90,002)

Net unrealized depreciation						(56,359)

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,087,079	$174,501,645	$—	$182,588,724
Consumer Staples	3,432,839	142,163,256	—	145,596,095
Energy	8,124,440	60,572,320	—	68,696,760
Financials	29,885,638	264,631,793	—	294,517,431
Health Care	11,823,751	134,875,249	—	146,699,000
Industrials	6,454,227	176,402,571	—	182,856,798
Information Technology	28,662,704	93,097,382	—	121,760,086
Materials	4,333,137	104,655,510	—	108,988,647
Real Estate	465,003	34,101,816	—	34,566,819
Telecommunication Services	1,444,817	36,437,816	—	37,882,633
Utilities	—	28,868,472	—	28,868,472
Exchange Traded Funds	182,739,105	—	—	182,739,105
Forward Currency Contracts	—	33,643	—	33,643
Futures	150,985	—	—	150,985
Short-Term Investments
Investment Company	1	—	—	1
Repurchase Agreements	—	64,981,613	—	64,981,613

Total Assets	$285,603,726	$1,315,323,086	$—	$1,600,926,812

Liabilities:
Forward Currency Contracts	$—	$(90,002)	$—	$(90,002)
Futures	(2,300,568)	—	—	(2,300,568)

Total Liabilities	$(2,300,568)	$(90,002)	$—	$(2,390,570)

Total	$283,303,158	$1,315,233,084	$—	$1,598,536,242

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$462,072,619
Aggregate gross unrealized depreciation	(61,628,463)

Net unrealized appreciation	$400,444,156

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,198,092,086

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.9%)
Abacus Property Group (REIT)	1	$3
Adelaide Brighton Ltd.(x)	19,241	92,524
AGL Energy Ltd.	35,353	592,329
ALS Ltd.	27,092	155,371
Alumina Ltd.(x)	140,781	256,964
Amcor Ltd.	61,702	677,112
AMP Ltd.	157,373	606,250
Ansell Ltd.	7,597	148,706
APA Group	67,286	408,581
ARB Corp. Ltd.	3,357	51,437
Ardent Leisure Group	20,240	28,910
Aristocrat Leisure Ltd.	35,318	658,432
Asaleo Care Ltd.	11,662	11,554
ASX Ltd.	10,768	466,114
Aurizon Holdings Ltd.	115,486	379,079
AusNet Services	81,811	105,951
Australia & New Zealand Banking Group Ltd.	148,458	3,080,067
Automotive Holdings Group Ltd.(x)	903	2,449
Aveo Group(x)	16,815	34,279
Bank of Queensland Ltd.	12,653	107,323
Beach Energy Ltd.	64,478	61,172
Bendigo & Adelaide Bank Ltd.	19,828	150,956
BHP Billiton Ltd.	157,700	3,488,379
BHP Billiton plc	124,585	2,457,569
BlueScope Steel Ltd.	30,228	355,464
Boral Ltd.	63,074	362,865
Brambles Ltd.	83,287	640,990
Breville Group Ltd.	5,221	46,992
BWP Trust (REIT)	26,350	61,208
Caltex Australia Ltd.	13,528	328,499
carsales.com Ltd.	14,419	150,634
Challenger Ltd.	30,824	275,264
Charter Hall Group (REIT)	16,050	71,062
Charter Hall Retail REIT (REIT)	14,347	42,509
CIMIC Group Ltd.	5,015	173,017
Cleanaway Waste Management Ltd.	146,280	163,470
Coca-Cola Amatil Ltd.	20,368	136,298
Cochlear Ltd.	3,078	431,886
Commonwealth Bank of Australia	88,625	4,950,039
Computershare Ltd.	26,900	359,980
Corporate Travel Management Ltd.(x)	3,875	70,413
Cromwell Property Group (REIT)(x)	12,599	10,348
Crown Resorts Ltd.	19,246	188,798
CSL Ltd.	22,879	2,751,120
CSR Ltd.(x)	34,360	137,524
Dexus (REIT)	48,336	347,571
Domain Holdings Australia Ltd.	15,333	38,575
Domino’s Pizza Enterprises Ltd.(x)	3,712	119,393
Downer EDI Ltd.	39,493	196,302
DuluxGroup Ltd.	16,116	91,940
Estia Health Ltd.	7,359	19,377
Evolution Mining Ltd.	75,322	176,279
Fairfax Media Ltd.	153,337	80,055
Flight Centre Travel Group Ltd.(x)	3,640	160,162
Fortescue Metals Group Ltd.	85,182	285,113
G8 Education Ltd.	27,893	56,888
Genworth Mortgage Insurance Australia Ltd.(x)	2,036	3,634
Goodman Group (REIT)	85,565	556,103
GPT Group (The) (REIT)	90,714	331,647
GrainCorp Ltd., Class A	7,979	52,160
Greencross Ltd.(x)	7,100	29,023
GUD Holdings Ltd.(x)	4,390	40,401
GWA Group Ltd.	18,054	46,949
Harvey Norman Holdings Ltd.(x)	29,571	84,645
Healthscope Ltd.(x)	61,077	91,157
Iluka Resources Ltd.	22,492	184,085
Incitec Pivot Ltd.	90,163	244,812
Independence Group NL	24,767	88,312
Insurance Australia Group Ltd.	119,711	691,073
Investa Office Fund (REIT)	33,254	110,554
InvoCare Ltd.(x)	6,750	67,649
IOOF Holdings Ltd.(x)	16,411	129,243
IRESS Ltd.(x)	6,640	48,578
JB Hi-Fi Ltd.(x)	5,712	113,857
LendLease Group	33,990	454,605
Macquarie Atlas Roads Group	34,650	154,661
Macquarie Group Ltd.	16,002	1,276,686
Magellan Financial Group Ltd.	9,442	174,738
Mayne Pharma Group Ltd.(x)*	66,947	38,407
McMillan Shakespeare Ltd.	2,381	31,093
Medibank Pvt Ltd.	140,926	316,008
Metcash Ltd.(x)	53,616	129,586
Mineral Resources Ltd.	9,297	122,843
Mirvac Group (REIT)	198,373	329,044
Monadelphous Group Ltd.	4,750	56,049
National Australia Bank Ltd.	137,302	3,021,064
Navitas Ltd.(x)	20,680	79,402
Newcrest Mining Ltd.	38,597	580,257
Nine Entertainment Co. Holdings Ltd.	43,128	75,892
Northern Star Resources Ltd.	38,712	188,080
Nufarm Ltd.(x)	14,556	94,848
Oil Search Ltd.	61,664	340,736
Orica Ltd.	20,575	281,872
Origin Energy Ltd.*	93,384	631,018
Orora Ltd.	64,835	164,968
OZ Minerals Ltd.	18,845	130,827
Pact Group Holdings Ltd.	12,708	53,725
Perpetual Ltd.	2,833	102,358
Platinum Asset Management Ltd.	15,920	72,327
Premier Investments Ltd.(x)	5,965	72,747
Primary Health Care Ltd.	27,634	83,324
Qantas Airways Ltd.	97,156	437,095
QBE Insurance Group Ltd.	76,287	566,667
Qube Holdings Ltd.	31,841	53,730
Ramsay Health Care Ltd.	6,927	333,510
REA Group Ltd.	2,619	160,183
Regis Resources Ltd.	24,410	85,341
Retail Food Group Ltd.(x)	7,021	5,020
Sandfire Resources NL	5,890	33,390
Santos Ltd.*	89,919	353,376
Scentre Group (REIT)	274,589	811,149
SEEK Ltd.	18,487	266,013
Seven Group Holdings Ltd.(x)	6,490	87,907
Seven West Media Ltd.	103,318	43,235
Shopping Centres Australasia Property Group (REIT)	15,034	26,944
Sigma Healthcare Ltd.(x)	76,540	46,063
Sirtex Medical Ltd.	3,230	69,029
Sonic Healthcare Ltd.	23,019	405,808
South32 Ltd.	272,984	680,445
Southern Cross Media Group Ltd.	37,539	29,926
Spark Infrastructure Group	92,555	170,532
Star Entertainment Grp Ltd. (The)	52,781	216,468
Steadfast Group Ltd.	38,427	74,549
Stockland (REIT)	124,591	386,403
Suncorp Group Ltd.	64,735	665,881
Super Retail Group Ltd.(x)	5,904	30,931
Sydney Airport	113,843	590,194
Syrah Resources Ltd.*	13,242	32,680
Tabcorp Holdings Ltd.	111,919	379,456

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Technology One Ltd.	11,605	$46,643
Telstra Corp. Ltd.	621,141	1,507,063
TPG Telecom Ltd.(x)	22,358	95,114
Transurban Group	112,185	987,996
Treasury Wine Estates Ltd.	39,660	517,944
Vicinity Centres (REIT)	188,468	350,306
Virgin Australia International Holdings Pty. Ltd. (r)*	96,120	—
Vocus Group Ltd.	29,370	50,547
Wesfarmers Ltd.	58,035	1,862,132
Western Areas Ltd.	22,353	54,181
Westfield Corp. (REIT)	94,272	618,898
Westpac Banking Corp.	172,100	3,805,632
Whitehaven Coal Ltd.	29,544	102,194
Woodside Petroleum Ltd.	40,658	918,573
Woolworths Group Ltd.	65,771	1,332,987
WorleyParsons Ltd.(x)	14,282	159,057

		58,723,785

Austria (0.2%)
BAWAG Group AG(m)*	30,971	1,700,576

Belgium (1.4%)
Anheuser-Busch InBev SA/NV	123,835	13,609,786

Brazil (0.1%)
Ambev SA (Preference)(q)	66,100	484,721
Ambev SA (ADR)	66,109	480,612

		965,333

Canada (0.1%)
Barrick Gold Corp.	84,278	1,049,261

Chile (0.0%)
Antofagasta plc	21,789	282,070
Liberty Latin America Ltd., Class A*	4,307	83,771
Liberty Latin America Ltd., Class C*	5,094	97,245

		463,086

China (0.9%)
Alibaba Group Holding Ltd. (ADR)*	47,597	8,735,953

Colombia (1.2%)
Bancolombia SA (ADR)	91,166	3,830,795
Cementos Argos SA	636,722	2,223,551
Grupo Argos SA	325,165	2,199,666
Grupo Argos SA (Preference)(q)	92,635	546,448
Grupo Aval Acciones y Valores SA (ADR)	106,020	881,026
Grupo de Inversiones Suramericana SA	162,351	2,171,170
Grupo de Inversiones Suramericana SA (Preference)(q)	2,202	28,103

		11,880,759

Denmark (0.5%)
Novo Nordisk A/S, Class B	100,282	4,934,317

Finland (0.3%)
Nokia OYJ	530,719	2,933,630

France (13.5%)
Air Liquide SA	38,369	4,704,787
Airbus SE	50,849	5,883,418
AXA SA‡	179,577	4,780,689
BNP Paribas SA	99,353	7,366,573
Cie de Saint-Gobain	45,781	2,418,203
Cie Generale des Etablissements Michelin SCA	43,659	6,453,408
Danone SA	55,590	4,502,485
Engie SA	157,039	2,623,578
Essilor International Cie Generale d’Optique SA	62,994	8,503,493
JCDecaux SA	36,133	1,261,079
L’Oreal SA	48,292	10,909,550
LVMH Moet Hennessy Louis Vuitton SE	23,283	7,180,222
Orange SA	180,958	3,073,162
Pernod Ricard SA	42,746	7,120,819
Safran SA	32,223	3,414,706
Sanofi	98,648	7,926,883
Schneider Electric SE	115,767	10,182,966
Societe Generale SA	73,000	3,971,587
TOTAL SA(x)	218,684	12,428,610
Unibail-Rodamco SE (REIT)(x)	18,112	4,148,198
Vinci SA	47,922	4,718,453
Vivendi SA	404,708	10,474,875

		134,047,744

Germany (11.0%)
adidas AG	15,000	3,632,717
Allianz SE (Registered)	53,203	12,023,583
BASF SE	79,200	8,049,165
Bayer AG (Registered)	129,046	14,591,633
Bayerische Motoren Werke AG	28,652	3,109,468
Daimler AG (Registered)*	85,941	7,302,856
Deutsche Bank AG (Registered)	169,341	2,361,160
Deutsche Boerse AG	23,196	3,159,890
Deutsche Post AG (Registered)	86,230	3,770,779
Deutsche Telekom AG (Registered)	289,294	4,719,310
E.ON SE	197,761	2,197,582
Fresenius SE & Co. KGaA	92,797	7,088,102
Linde AG*	27,228	5,731,978
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	14,098	3,278,760
SAP SE	136,327	14,266,083
Siemens AG (Registered)	75,827	9,671,747
TUI AG	28,009	601,310
Volkswagen AG (Preference)(q)	16,546	3,291,063

		108,847,186

Ireland (0.5%)
CRH plc (Irish Stock Exchange)	71,561	2,433,026
CRH plc (London Stock Exchange)	53,343	1,806,430
James Hardie Industries plc (CHDI)	24,166	426,935

		4,666,391

Israel (0.4%)
Teva Pharmaceutical Industries Ltd. (ADR)(x)	240,748	4,114,383

Italy (1.8%)
Enel SpA	675,971	4,141,785
Eni SpA	228,236	4,023,327
Intesa Sanpaolo SpA	1,293,848	4,718,385
Telecom Italia SpA*	3,802,493	3,621,158
Telecom Italia SpA (RNC)	1,142,975	954,686

		17,459,341

Japan (19.4%)
77 Bank Ltd. (The)	200	4,708
A&A Material Corp.	200	2,331
A&D Co. Ltd.	1,200	7,421
ABC-Mart, Inc.	500	32,940
Accretive Co. Ltd.	1,000	3,148
Achilles Corp.	1,000	20,516
Acom Co. Ltd.(x)*	14,000	62,365
Adastria Co. Ltd.	2,060	41,992
ADEKA Corp.	5,100	91,930
Advan Co. Ltd.	1,400	13,026
Advanex, Inc.	200	7,293
Advantest Corp.(x)	5,600	117,310
Aeon Co. Ltd.	26,799	478,405
Aeon Delight Co. Ltd.	1,400	50,656
Aeon Fantasy Co. Ltd.	400	19,961

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
AEON Financial Service Co. Ltd.	4,900	$112,593
Aeon Hokkaido Corp.	900	6,682
Aeon Mall Co. Ltd.	5,960	124,908
AGORA Hospitality Group Co. Ltd.*	5,000	1,692
Ai Holdings Corp.	2,100	58,478
Aica Kogyo Co. Ltd.	2,100	77,759
Aichi Bank Ltd. (The)(x)	400	20,149
Aichi Corp.	2,100	14,309
Aichi Steel Corp.	600	24,585
Aichi Tokei Denki Co. Ltd.	100	3,914
Aida Engineering Ltd.	3,300	39,883
Aiful Corp.(x)*	20,300	67,155
Aigan Co. Ltd.*	900	4,035
Ain Holdings, Inc.(x)	1,000	74,715
Aiphone Co. Ltd.	800	13,669
Air Water, Inc.	6,000	117,062
Airport Facilities Co. Ltd.	1,200	7,139
Airtech Japan Ltd.	300	2,447
Aisan Industry Co. Ltd.	1,500	16,057
Aisin Seiki Co. Ltd.	5,848	317,668
Ajinomoto Co., Inc.	14,000	253,278
Akebono Brake Industry Co. Ltd.*	5,700	15,321
Akita Bank Ltd. (The)	800	21,390
Alconix Corp.	800	16,007
Alfresa Holdings Corp.	8,000	178,037
Alpen Co. Ltd.	700	15,598
Alpha Corp.	300	4,869
Alpha Systems, Inc.	360	7,707
Alpine Electronics, Inc.	2,400	45,223
Alps Electric Co. Ltd.(x)	7,200	176,473
Altech Co. Ltd.	500	1,762
Altech Corp.	1,000	23,082
Amada Holdings Co. Ltd.	13,000	157,850
Amano Corp.	3,400	91,738
Amuse, Inc.	600	17,001
ANA Holdings, Inc.	9,900	383,142
Anest Iwata Corp.	2,000	21,672
Anritsu Corp.	5,000	61,745
AOI TYO Holdings, Inc.	500	7,039
AOKI Holdings, Inc.	2,200	33,681
Aomori Bank Ltd. (The)	900	27,236
Aoyama Trading Co. Ltd.	1,600	63,005
Aozora Bank Ltd.	3,900	155,223
Arakawa Chemical Industries Ltd.	1,000	17,725
Araya Industrial Co. Ltd.	200	3,960
Arcland Sakamoto Co. Ltd.	1,400	23,288
Arcs Co. Ltd.	1,500	36,187
Argo Graphics, Inc.	400	12,951
Ariake Japan Co. Ltd.	600	48,043
Arisawa Manufacturing Co. Ltd.	2,000	18,533
Arrk Corp.*	4,200	4,895
As One Corp.	800	50,975
Asahi Co. Ltd.(x)	500	6,109
Asahi Diamond Industrial Co. Ltd.	4,000	42,103
Asahi Glass Co. Ltd.	4,800	198,712
Asahi Group Holdings Ltd.	13,300	708,342
Asahi Kasei Corp.	46,200	607,432
Asahi Kogyosha Co. Ltd.	200	6,579
Asahi Net, Inc.	1,000	4,755
ASAHI YUKIZAI Corp.	800	13,157
Asanuma Corp.	4,000	14,999
Ashimori Industry Co. Ltd.	300	6,440
Asics Corp.	7,500	138,786
ASKA Pharmaceutical Co. Ltd.	1,000	15,714
ASKUL Corp.(x)	900	30,323
Astellas Pharma, Inc.	67,800	1,028,422
Asunaro Aoki Construction Co. Ltd.	500	4,614
Atsugi Co. Ltd.	1,100	12,302
Autobacs Seven Co. Ltd.	100	1,874
Avex, Inc.	2,300	32,315
Awa Bank Ltd. (The)	10,000	64,095
Axell Corp.	400	3,729
Axial Retailing, Inc.	700	26,611
Azbil Corp.	2,300	107,105
Azuma Shipping Co. Ltd.	600	2,272
Bandai Namco Holdings, Inc.	7,300	239,777
Bando Chemical Industries Ltd.	2,000	22,912
Bank of Iwate Ltd. (The)	800	31,653
Bank of Kyoto Ltd. (The)	3,200	178,638
Bank of Nagoya Ltd. (The)	1,099	40,849
Bank of Okinawa Ltd. (The)	1,080	45,573
Bank of Saga Ltd. (The)	700	15,341
Bank of the Ryukyus Ltd.	2,500	37,968
Belc Co. Ltd.	600	34,510
Belluna Co. Ltd.	3,000	35,553
Benesse Holdings, Inc.	2,400	86,951
Bic Camera, Inc.	3,000	47,197
BML, Inc.	1,400	35,735
Bookoff Corp.	700	5,480
BP Castrol KK	500	7,833
Bridgestone Corp.	21,800	947,354
Brother Industries Ltd.	9,700	225,441
Bunka Shutter Co. Ltd.	3,000	29,125
CAC Holdings Corp.	700	7,092
Calbee, Inc.(x)	3,500	115,784
Can Do Co. Ltd.	1,000	17,001
Canare Electric Co. Ltd.	100	2,084
Canon Electronics, Inc.	1,100	24,449
Canon Marketing Japan, Inc.	2,300	62,123
Canon, Inc.	34,300	1,242,027
Capcom Co. Ltd.(x)	5,200	112,352
Carlit Holdings Co. Ltd.	1,000	10,197
Casio Computer Co. Ltd.(x)	5,700	84,960
Cawachi Ltd.	800	19,676
Central Glass Co. Ltd.	2,400	55,892
Central Japan Railway Co.	5,900	1,116,179
Central Security Patrols Co. Ltd.	500	14,064
Central Sports Co. Ltd.	400	14,586
Chiba Bank Ltd. (The)	25,000	200,883
Chiba Kogyo Bank Ltd. (The)	2,300	9,943
Chilled & Frozen Logistics Holdings Co. Ltd.	400	5,639
Chino Corp.	400	5,552
Chiyoda Co. Ltd.(x)	1,600	40,164
Chiyoda Corp.(x)	9,000	84,921
Chiyoda Integre Co. Ltd.	400	9,342
Chofu Seisakusho Co. Ltd.	1,200	28,578
Chori Co. Ltd.	800	15,766
Chubu Electric Power Co., Inc.	21,600	305,106
Chubu Shiryo Co. Ltd.	1,200	24,337
Chudenko Corp.	2,000	54,076
Chuetsu Pulp & Paper Co. Ltd.	400	7,169
Chugai Pharmaceutical Co. Ltd.	6,800	343,818
Chugai Ro Co. Ltd.	400	11,075
Chugoku Bank Ltd. (The)	4,800	56,524
Chugoku Electric Power Co., Inc. (The)	11,600	139,760
Chugoku Marine Paints Ltd.	3,000	29,435
Chugokukogyo Co. Ltd.	100	721
Chukyo Bank Ltd. (The)	500	10,944
Chuo Spring Co. Ltd.	100	3,252
CI Takiron Corp.	3,000	19,539
Ci:z Holdings Co. Ltd.	1,000	49,810
Citizen Watch Co. Ltd.(x)	100	718

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
CKD Corp.	3,400	$75,634
Clarion Co. Ltd.(x)	6,000	18,721
Cleanup Corp.	1,200	9,191
CMIC Holdings Co. Ltd.	400	10,135
CMK Corp.*	2,400	18,811
Coca-Cola Bottlers Japan, Inc.	4,373	180,624
cocokara fine, Inc.	1,100	75,156
COLOPL, Inc.(x)	1,700	14,794
Colowide Co. Ltd.(x)	4,000	93,605
Computer Engineering & Consulting Ltd.	800	26,766
Computer Institute of Japan Ltd.	1,200	7,917
COMSYS HOLDINGS Corp.	3,400	90,748
Concordia Financial Group Ltd.	42,446	234,160
CONEXIO Corp.	1,000	21,315
Core Corp.	400	5,105
Corona Corp.	500	6,085
Cosel Co. Ltd.	1,800	25,070
Cosmo Energy Holdings Co. Ltd.	1,500	48,564
Cosmos Pharmaceutical Corp.	500	101,452
Create Medic Co. Ltd.	300	3,197
Create SD Holdings Co. Ltd.	1,500	38,993
Credit Saison Co. Ltd.	7,300	119,854
Cresco Ltd.	300	10,037
CTI Engineering Co. Ltd.	700	9,138
CyberAgent, Inc.	4,600	228,692
Cybernet Systems Co. Ltd.	1,000	7,772
Cybozu, Inc.	2,000	10,319
Dai Nippon Printing Co. Ltd.	10,500	216,898
Dai Nippon Toryo Co. Ltd.	1,400	20,420
Daibiru Corp.	3,600	41,716
Daicel Corp.	5,200	56,787
Dai-Dan Co. Ltd.	500	11,029
Daido Kogyo Co. Ltd.	400	5,455
Daido Metal Co. Ltd.	1,000	11,503
Daido Steel Co. Ltd.	1,200	61,350
Daidoh Ltd.	1,600	6,691
Daifuku Co. Ltd.	3,600	215,516
Daihen Corp.	6,000	46,069
Daiho Corp.	4,000	22,405
Daiichi Jitsugyo Co. Ltd.	400	11,597
Dai-ichi Life Holdings, Inc.	36,800	671,811
Daiichi Sankyo Co. Ltd.	20,200	669,378
Daiken Corp.	1,000	23,608
Daiken Medical Co. Ltd.	400	2,883
Daiki Aluminium Industry Co. Ltd.	2,000	14,003
Daikin Industries Ltd.	7,800	860,232
Daikoku Denki Co. Ltd.	500	8,275
Daikyo, Inc.	1,000	20,234
Dainichi Co. Ltd.	600	4,844
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	33,006
Daio Paper Corp.	5,000	70,485
Daiohs Corp.	200	2,319
Daisan Bank Ltd. (The)(r)	700	11,177
Daiseki Co. Ltd.	1,900	52,123
Daishi Bank Ltd. (The)	1,600	70,673
Daisue Construction Co. Ltd.	400	3,947
Daisyo Corp.	600	9,513
Daito Bank Ltd. (The)	700	8,204
Daito Trust Construction Co. Ltd.	2,900	501,208
Daitobo Co. Ltd.*	1,000	996
Daitron Co. Ltd.	500	9,624
Daiwa House Industry Co. Ltd.	18,500	712,842
Daiwa Industries Ltd.	1,000	11,907
Daiwa Securities Group, Inc.	51,000	325,301
Daiwabo Holdings Co. Ltd.	1,410	61,817
Daiyu Lic Holdings Co. Ltd.	111	1,187
Danto Holdings Corp.*	1,000	1,466
DCM Holdings Co. Ltd.(x)	5,800	58,869
DeNA Co. Ltd.	4,000	72,177
Denka Co. Ltd.	2,600	87,111
Denki Kogyo Co. Ltd.	600	17,819
Denso Corp.	14,600	798,571
Dentsu, Inc.	55,400	2,431,446
Denyo Co. Ltd.	1,100	19,652
Descente Ltd.	3,000	47,338
DIC Corp.	2,699	90,427
Dijet Industrial Co. Ltd.	100	1,840
Disco Corp.	500	107,843
DKS Co. Ltd.	2,000	16,447
DMG Mori Co. Ltd.	3,900	72,865
Don Quijote Holdings Co. Ltd.	4,500	258,400
Doshisha Co. Ltd.	1,000	23,044
Doutor Nichires Holdings Co. Ltd.	2,100	49,182
Dowa Holdings Co. Ltd.	1,800	64,452
DTS Corp.	1,100	38,043
Duskin Co. Ltd.	100	2,535
DyDo Group Holdings, Inc.	500	31,343
Dynic Corp.	400	4,000
Eagle Industry Co. Ltd.	1,000	17,537
Earth Corp.	100	5,282
East Japan Railway Co.	11,900	1,102,935
Ebara Corp.	3,400	123,500
Ebara Jitsugyo Co. Ltd.	300	6,197
Echo Trading Co. Ltd.	300	1,965
Econach Holdings Co. Ltd.*	1,500	1,790
Eco’s Co. Ltd.	400	4,639
EDION Corp.(x)	4,400	51,193
Ehime Bank Ltd. (The)	1,400	16,578
Eighteenth Bank Ltd. (The)	7,000	17,960
Eiken Chemical Co. Ltd.	2,000	50,374
Eisai Co. Ltd.	7,900	503,453
Eizo Corp.	1,000	47,084
Electric Power Development Co. Ltd.	7,000	176,439
Elematec Corp.	900	21,712
Enplas Corp.(x)	600	20,046
Enshu Ltd.*	2,000	2,989
EPS Holdings, Inc.	2,000	41,070
ESPEC Corp.	1,200	28,645
euglena Co. Ltd.(x)*	3,600	34,713
Excel Co. Ltd.	600	15,405
Exedy Corp.	1,500	47,296
Ezaki Glico Co. Ltd.	2,000	104,694
Faith, Inc.	400	4,489
FALCO HOLDINGS Co. Ltd.	600	10,432
FamilyMart UNY Holdings Co. Ltd.(x)	2,190	184,412
Fancl Corp.	2,500	91,514
FANUC Corp.	43,900	11,123,011
Fast Retailing Co. Ltd.	1,200	487,646
FCC Co. Ltd.	1,800	50,563
Feed One Co. Ltd.	7,520	15,265
Felissimo Corp.	300	3,916
FIDEA Holdings Co. Ltd.	7,000	12,763
Financial Products Group Co. Ltd.	4,600	59,616
First Baking Co. Ltd.*	100	1,101
Foster Electric Co. Ltd.	1,100	26,868
FP Corp.	400	26,239
France Bed Holdings Co. Ltd.	1,600	14,165
F-Tech, Inc.	400	4,973
Fudo Tetra Corp.	9,800	17,407
Fuji Co. Ltd.	1,300	27,624
Fuji Corp. Ltd.	1,200	10,150

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Fuji Electric Co. Ltd.	21,000	$142,888
Fuji Kosan Co. Ltd.	400	2,308
Fuji Kyuko Co. Ltd.	1,500	39,303
Fuji Media Holdings, Inc.	7,700	131,343
Fuji Oil Co. Ltd.	3,300	13,026
Fuji Oil Holdings, Inc.	3,300	99,554
Fuji Seal International, Inc.	2,400	96,988
Fuji Soft, Inc.	1,600	64,057
Fujibo Holdings, Inc.	500	18,138
Fujicco Co. Ltd.	1,000	22,499
FUJIFILM Holdings Corp.	14,770	589,245
Fujikura Kasei Co. Ltd.	1,600	10,135
Fujikura Ltd.	8,400	56,997
Fujikura Rubber Ltd.	800	5,834
Fujimi, Inc.	1,100	23,829
Fujimori Kogyo Co. Ltd.	900	31,845
Fujita Kanko, Inc.	300	9,022
Fujitec Co. Ltd.	3,000	39,472
Fujitsu General Ltd.	2,000	35,769
Fujitsu Ltd.	73,000	449,231
Fujiya Co. Ltd.	700	16,822
FuKoKu Co. Ltd.	500	4,723
Fukuda Corp.	200	12,631
Fukui Bank Ltd. (The)	1,000	21,897
Fukui Computer Holdings, Inc.	400	8,857
Fukuoka Financial Group, Inc.	28,000	150,782
Fukushima Bank Ltd. (The)	1,500	10,869
Fukushima Industries Corp.	600	25,967
Fukuyama Transporting Co. Ltd.	1,600	70,598
FULLCAST Holdings Co. Ltd.	1,000	24,736
Funai Electric Co. Ltd.(x)*	1,100	7,846
Funai Soken Holdings, Inc.	2,340	50,075
Furukawa Co. Ltd.	2,100	39,176
Furukawa Electric Co. Ltd.(x)	3,100	166,355
Furusato Industries Ltd.	700	12,006
Fuso Pharmaceutical Industries Ltd.	400	10,627
Futaba Corp.	2,100	43,044
Futaba Industrial Co. Ltd.	3,500	29,571
Future Corp.	1,000	12,471
Fuyo General Lease Co. Ltd.	1,100	74,122
G-7 Holdings, Inc.	300	6,950
Gakken Holdings Co. Ltd.	500	22,532
Gakujo Co. Ltd.	400	5,646
Gecoss Corp.	800	8,315
Genki Sushi Co. Ltd.	300	8,382
Geo Holdings Corp.	2,000	32,029
GLOBERIDE, Inc.	500	12,321
Glory Ltd.	2,100	74,898
GMO internet, Inc.(x)	3,400	68,476
Godo Steel Ltd.	700	14,026
Goldcrest Co. Ltd.	1,100	23,508
Goldwin, Inc.	800	47,968
Gree, Inc.	5,100	28,998
GS Yuasa Corp.	14,000	76,312
GSI Creos Corp.	300	4,449
Gun-Ei Chemical Industry Co. Ltd.	300	9,882
Gunma Bank Ltd. (The)	14,200	80,605
Gunze Ltd.	800	45,336
Gurunavi, Inc.	2,000	27,875
H2O Retailing Corp.	4,760	87,054
Hachijuni Bank Ltd. (The)	10,000	53,569
Hakudo Co. Ltd.	400	8,353
Hakuhodo DY Holdings, Inc.	10,600	145,743
Hakuto Co. Ltd.	700	10,276
Hakuyosha Co. Ltd.	100	2,913
Hamakyorex Co. Ltd.	600	20,187
Hamamatsu Photonics KK	6,000	226,681
Hankyu Hanshin Holdings, Inc.	9,800	363,338
Hanwa Co. Ltd.	2,200	92,627
Happinet Corp.	600	8,644
Hard Off Corp. Co. Ltd.	500	5,080
Harima Chemicals Group, Inc.	1,100	8,384
Haruyama Holdings, Inc.	500	4,910
Haseko Corp.	10,500	159,762
Hayashikane Sangyo Co. Ltd.	400	3,105
Hazama Ando Corp.(x)	7,520	56,609
Heiwa Corp.	4,220	84,832
Heiwa Real Estate Co. Ltd.	1,800	34,679
Heiwado Co. Ltd.	2,400	58,035
Helios Techno Holding Co. Ltd.	1,100	9,738
Hibiya Engineering Ltd.	1,800	33,275
Hiday Hidaka Corp.	1,491	37,175
Hikari Tsushin, Inc.	900	143,875
Hino Motors Ltd.	12,000	154,391
Hioki EE Corp.	500	15,836
Hirakawa Hewtech Corp.	400	5,082
Hirose Electric Co. Ltd.	1,023	140,560
Hiroshima Bank Ltd. (The)	10,000	75,278
HIS Co. Ltd.	1,100	39,904
Hisaka Works Ltd.	1,000	9,727
Hisamitsu Pharmaceutical Co., Inc.	2,600	201,344
Hitachi Capital Corp.	1,200	30,235
Hitachi Chemical Co. Ltd.	4,600	104,835
Hitachi Construction Machinery Co. Ltd.(x)	4,200	162,032
Hitachi High-Technologies Corp.	1,800	85,597
Hitachi Ltd.	145,640	1,055,019
Hitachi Metals Ltd.	9,400	111,134
Hitachi Transport System Ltd.	2,100	59,010
Hitachi Zosen Corp.	5,100	26,122
Hochiki Corp.	1,000	18,712
Hodogaya Chemical Co. Ltd.	200	9,060
Hogy Medical Co. Ltd.	1,200	48,438
Hokkaido Electric Power Co., Inc.(x)	7,100	46,508
Hokkaido Gas Co. Ltd.	2,000	5,620
Hokkan Holdings Ltd.	3,000	10,601
Hokko Chemical Industry Co. Ltd.	1,000	6,861
Hokkoku Bank Ltd. (The)	1,400	54,405
Hokuetsu Bank Ltd. (The)	1,300	28,345
Hokuetsu Kishu Paper Co. Ltd.	8,000	51,577
Hokuhoku Financial Group, Inc.	2,900	39,328
Hokuriku Electric Industry Co. Ltd.	400	5,684
Hokuriku Electric Power Co.(x)*	7,800	66,268
Hokushin Co. Ltd.	800	1,383
Hokuto Corp.	1,400	26,643
Honda Motor Co. Ltd.	59,400	2,043,175
Honeys Holdings Co. Ltd.	1,080	10,343
Hoosiers Holdings(x)	2,000	14,417
Horiba Ltd.	1,400	108,416
Hoshizaki Corp.	1,500	131,667
Hosiden Corp.(x)	3,000	38,316
Hosokawa Micron Corp.	400	27,630
House Foods Group, Inc.	3,600	119,600
House of Rose Co. Ltd.	100	1,644
Howa Machinery Ltd.	600	6,349
Hoya Corp.	110,200	5,494,206
Hulic Co. Ltd.	14,800	161,485
Hurxley Corp.	300	3,042
Hyakugo Bank Ltd. (The)	11,000	51,999
Hyakujushi Bank Ltd. (The)	14,000	47,498
Ibiden Co. Ltd.	4,300	63,972
IBJ Leasing Co. Ltd.(x)	1,700	47,930
Ichibanya Co. Ltd.	800	33,006
Ichiken Co. Ltd.	200	4,494

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ichikoh Industries Ltd.	2,000	$21,653
Ichinen Holdings Co. Ltd.	1,300	18,387
Ichiyoshi Securities Co. Ltd.	2,700	31,617
Icom, Inc.	600	14,734
Idec Corp.	1,400	33,919
Idemitsu Kosan Co. Ltd.	3,200	121,648
IDOM, Inc.	3,300	23,322
IHI Corp.	6,600	205,000
Iida Group Holdings Co. Ltd.	5,976	111,652
Iino Kaiun Kaisha Ltd.	5,900	28,223
Ikegami Tsushinki Co. Ltd.	3,000	4,652
Imasen Electric Industrial	800	9,157
Impress Holdings, Inc.	1,000	2,115
Inaba Denki Sangyo Co. Ltd.	100	4,422
Inaba Seisakusho Co. Ltd.	600	7,663
Inabata & Co. Ltd.	3,200	48,599
Inageya Co. Ltd.	1,000	17,095
Ines Corp.	1,600	16,661
I-Net Corp.	550	8,446
Information Services International-Dentsu Ltd.	700	18,841
Inpex Corp.	38,500	476,162
Intage Holdings, Inc.	1,200	13,285
Internet Initiative Japan, Inc.	700	14,190
Inui Global Logistics Co. Ltd.	490	4,039
I’rom Group Co. Ltd.	300	8,656
Iseki & Co. Ltd.	1,300	25,754
Isetan Mitsukoshi Holdings Ltd.(x)	4,500	49,650
Ishihara Sangyo Kaisha Ltd.*	2,100	25,696
Ishii Iron Works Co. Ltd.	100	1,800
Ishikawa Seisakusho Ltd.*	200	3,789
Ishizuka Glass Co. Ltd.	100	2,373
Isuzu Motors Ltd.	20,500	314,421
Itfor, Inc.*	1,300	11,521
Ito En Ltd.	3,000	117,852
ITOCHU Corp.	47,700	926,386
Itochu Enex Co. Ltd.	2,700	25,349
Itochu Techno-Solutions Corp.	4,800	100,461
Itochu-Shokuhin Co. Ltd.	300	16,042
Itoham Yonekyu Holdings, Inc.	7,370	64,069
Itoki Corp.	2,600	16,958
IwaiCosmo Holdings, Inc.	1,100	14,432
Iwaki & Co. Ltd.	1,000	3,928
Iwasaki Electric Co. Ltd.	400	6,176
Iwatani Corp.	600	22,161
Iwatsu Electric Co. Ltd.	500	3,543
Iyo Bank Ltd. (The)	4,100	30,864
Izumi Co. Ltd.	1,700	115,991
Izutsuya Co. Ltd.*	600	2,120
J Front Retailing Co. Ltd.	9,500	161,510
Jaccs Co. Ltd.	1,600	35,096
Jafco Co. Ltd.	1,600	75,786
Jalux, Inc.*	300	8,768
Janome Sewing Machine Co. Ltd.	1,200	8,120
Japan Airlines Co. Ltd.	8,500	342,061
Japan Airport Terminal Co. Ltd.	1,600	61,125
Japan Asia Investment Co. Ltd.*	800	2,692
Japan Aviation Electronics Industry Ltd.	2,000	28,288
Japan Cash Machine Co. Ltd.	1,100	12,023
Japan Display, Inc.(x)*	17,300	31,379
Japan Drilling Co. Ltd.*	300	5,664
Japan Electronic Materials Corp.	500	3,745
Japan Exchange Group, Inc.	20,500	379,540
Japan Foods Co. Ltd.	100	1,383
Japan Foundation Engineering Co. Ltd.	1,700	6,455
Japan Medical Dynamic Marketing, Inc.	1,000	9,351
Japan Oil Transportation Co. Ltd.	100	3,040
Japan Petroleum Exploration Co. Ltd.	100	2,283
Japan Pulp & Paper Co. Ltd.	600	24,219
Japan Securities Finance Co. Ltd.	5,546	34,035
Japan Steel Works Ltd. (The)	3,200	102,100
Japan Tobacco, Inc.	136,764	3,940,777
Japan Transcity Corp.	2,000	8,834
Japan Wool Textile Co. Ltd. (The)	4,000	39,246
Jastec Co. Ltd.	700	8,947
JBCC Holdings, Inc.	1,000	10,009
JCU Corp.	800	19,029
Jeans Mate Corp.*	300	2,363
Jeol Ltd.	4,000	36,803
JFE Holdings, Inc.	18,944	381,622
JGC Corp.(x)	9,000	195,724
JK Holdings Co. Ltd.	1,100	9,542
JMS Co. Ltd.	500	2,946
Joban Kosan Co. Ltd.	300	5,388
J-Oil Mills, Inc.	500	17,057
Joshin Denki Co. Ltd.	1,000	36,511
JSP Corp.	800	25,074
JSR Corp.	8,100	182,165
JTEKT Corp.	7,500	111,085
Juki Corp.	1,400	19,670
Juroku Bank Ltd. (The)	1,500	39,965
JVC Kenwood Corp.(x)	5,800	19,351
JXTG Holdings, Inc.	103,550	626,429
K&O Energy Group, Inc.	500	7,866
kabu.com Securities Co. Ltd.	9,800	33,709
Kadokawa Dwango Corp.	1,484	15,467
Kaga Electronics Co. Ltd.	1,200	31,115
Kagome Co. Ltd.(x)	2,200	77,224
Kajima Corp.	35,000	324,656
Kakaku.com, Inc.	5,200	90,996
Kaken Pharmaceutical Co. Ltd.	1,800	106,236
Kamei Corp.	1,000	14,022
Kamigumi Co. Ltd.	1,000	22,330
Kanaden Corp.	1,000	13,759
Kanagawa Chuo Kotsu Co. Ltd.	200	7,208
Kanamoto Co. Ltd.	1,000	33,269
Kandenko Co. Ltd.	6,000	68,343
Kaneka Corp.	13,000	128,894
Kanematsu Corp.	5,400	74,196
Kanematsu Electronics Ltd.	700	20,492
Kanematsu Sustech Corp.	100	1,803
Kansai Electric Power Co., Inc. (The)	24,700	317,324
Kansai Paint Co. Ltd.(x)	7,800	181,649
Kansai Urban Banking Corp.(r)(x)	1,700	22,367
Kanto Denka Kogyo Co. Ltd.	2,000	20,281
Kao Corp.	16,200	1,215,095
Kappa Create Co. Ltd.*	1,800	21,805
Kasai Kogyo Co. Ltd.	1,000	12,960
Katakura & Co-op Agri Corp.	55	635
Katakura Industries Co. Ltd.	1,400	18,170
Kato Sangyo Co. Ltd.	1,700	59,513
Kato Works Co. Ltd.	400	9,199
KAWADA TECHNOLOGIES, Inc.	200	10,789
Kawai Musical Instruments Manufacturing Co. Ltd.	400	13,308
Kawasaki Heavy Industries Ltd.	6,700	216,606
Kawasaki Kisen Kaisha Ltd.(x)*	3,899	91,388
KDDI Corp.	58,300	1,488,388
Keihan Holdings Co. Ltd.	3,200	98,642
Keihanshin Building Co. Ltd.	1,400	11,723
Keihin Co. Ltd.	200	3,135

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Keihin Corp.	2,500	$50,937
Keikyu Corp.	8,000	139,091
Keio Corp.	4,600	196,485
Keisei Electric Railway Co. Ltd.	6,000	184,390
Keiyo Bank Ltd. (The)	5,000	22,320
Keiyo Co. Ltd.	2,200	11,496
Kenedix, Inc.(x)	9,400	58,482
Kewpie Corp.	5,100	138,374
Key Coffee, Inc.	1,200	23,672
Keyence Corp.	3,280	2,035,724
Kikkoman Corp.(x)	4,000	160,895
Kimoto Co. Ltd.	2,200	6,368
Kimura Chemical Plants Co. Ltd.	1,100	5,076
Kimura Unity Co. Ltd.	200	2,092
Kinden Corp.	5,000	82,797
King Jim Co. Ltd.	1,000	9,614
Kinki Sharyo Co. Ltd. (The)*	100	2,298
Kintetsu Department Store Co. Ltd.*	100	3,604
Kintetsu Group Holdings Co. Ltd.	6,700	260,998
Kintetsu World Express, Inc.	2,200	41,310
Kirin Holdings Co. Ltd.	27,700	737,374
Kirindo Holdings Co. Ltd.	500	8,407
Kisoji Co. Ltd.	1,400	36,117
Kissei Pharmaceutical Co. Ltd.	2,600	70,250
Kitagawa Iron Works Co. Ltd.	500	12,739
Kita-Nippon Bank Ltd. (The)	300	8,382
Kitano Construction Corp.	3,000	11,475
Kitazawa Sangyo Co. Ltd.	1,000	2,866
Kitz Corp.	5,100	43,808
KNT-CT Holdings Co. Ltd.*	400	6,549
Koa Corp.	1,500	31,014
Koatsu Gas Kogyo Co. Ltd.	1,000	8,317
Kobayashi Pharmaceutical Co. Ltd.	2,600	187,660
Kobayashi Yoko Co. Ltd.	300	789
Kobe Steel Ltd.	12,900	129,236
Koei Tecmo Holdings Co. Ltd.	2,880	56,244
Kohnan Shoji Co. Ltd.(x)	1,100	26,248
Kohsoku Corp.	700	8,467
Koito Manufacturing Co. Ltd.	4,200	291,302
Kojima Co. Ltd.*	1,500	4,807
Kokuyo Co. Ltd.	3,400	66,878
KOMAIHALTEC, Inc.	200	4,707
Komatsu Ltd.	31,890	1,063,050
Komatsu Seiren Co. Ltd.	2,000	20,864
Komatsu Wall Industry Co. Ltd.	400	10,552
Komeri Co. Ltd.	1,600	42,615
Komori Corp.	3,400	42,881
Konaka Co. Ltd.	1,400	7,710
Konami Holdings Corp.	2,800	147,098
Konica Minolta, Inc.	16,600	142,279
Konishi Co. Ltd.	2,000	31,352
Kosaido Co. Ltd.	900	4,863
Kose Corp.	1,200	251,154
Kosei Securities Co. Ltd. (The)*	200	2,639
Kourakuen Holdings Corp.	700	12,151
Krosaki Harima Corp.	200	9,473
KRS Corp.	300	7,480
K’s Holdings Corp.	6,800	94,007
Kubota Corp.	35,000	612,471
Kumagai Gumi Co. Ltd.	1,000	32,141
Kumiai Chemical Industry Co. Ltd.	5,140	31,012
Kura Corp.	600	41,107
Kurabo Industries Ltd.	12,000	37,780
Kuraray Co. Ltd.	11,900	202,201
Kuraudia Holdings Co. Ltd.	200	1,156
Kureha Corp.	800	52,103
Kurimoto Ltd.	600	11,413
Kurita Water Industries Ltd.	3,500	111,015
KYB Corp.	700	33,222
Kyocera Corp.	10,000	564,259
Kyodo Printing Co. Ltd.	300	9,219
Kyoei Sangyo Co. Ltd.	100	1,836
Kyoei Steel Ltd.(x)	1,300	22,407
Kyoei Tanker Co. Ltd.	100	1,730
Kyokuto Boeki Kaisha Ltd.	1,000	4,502
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	33,872
Kyokuto Securities Co. Ltd.	1,600	23,127
Kyokuyo Co. Ltd.	500	17,856
KYORIN Holdings, Inc.	3,000	56,360
Kyoritsu Maintenance Co. Ltd.	1,200	57,403
Kyoritsu Printing Co. Ltd.	1,000	3,365
Kyosan Electric Manufacturing Co. Ltd.	2,000	12,330
Kyoto Kimono Yuzen Co. Ltd.	700	5,046
Kyowa Electronic Instruments Co. Ltd.	1,000	3,947
Kyowa Exeo Corp.	2,800	74,891
Kyowa Hakko Kirin Co. Ltd.	10,000	219,633
Kyowa Leather Cloth Co. Ltd.	700	6,302
Kyudenko Corp.	2,000	98,304
Kyushu Electric Power Co., Inc.	19,200	228,801
Kyushu Financial Group, Inc.	16,770	82,900
Kyushu Railway Co.	5,600	174,202
Land Business Co. Ltd.	1,000	3,148
LAND Co. Ltd.*	1,300	183
Lawson, Inc.	2,300	156,713
LEC, Inc.	600	21,907
Leopalace21 Corp.	7,300	60,853
Life Corp.	700	19,302
Lintec Corp.	900	26,136
Lion Corp.	10,000	201,400
LIXIL Group Corp.	8,440	188,463
Look Holdings, Inc.	2,000	5,864
M3, Inc.	8,300	372,858
Mabuchi Motor Co. Ltd.	2,400	118,190
Macnica Fuji Electronics Holdings, Inc.	1,850	33,365
Maeda Corp.	8,000	94,356
Maeda Road Construction Co. Ltd.	4,000	80,823
Maezawa Industries, Inc.	900	3,468
Maezawa Kasei Industries Co. Ltd.	900	9,812
Maezawa Kyuso Industries Co. Ltd.	400	7,304
Makino Milling Machine Co. Ltd.	6,000	56,276
Makita Corp.	9,600	469,151
Mandom Corp.	1,400	48,287
Marche Corp.	300	2,264
Mars Engineering Corp.	600	13,894
Marubeni Construction Material Lease Co. Ltd.	1,000	2,190
Marubeni Corp.	57,300	414,598
Marubun Corp.	900	8,331
Marudai Food Co. Ltd.	6,000	28,927
Maruha Nichiro Corp.	2,700	86,274
Marui Group Co. Ltd.(x)	6,700	136,512
Maruichi Steel Tube Ltd.(x)	1,600	48,945
Maruka Machinery Co. Ltd.	400	7,372
Marusan Securities Co. Ltd.	3,900	36,982
Maruwa Co. Ltd.	300	23,739
Maruwn Corp.	600	1,906
Maruyama Manufacturing Co., Inc.	200	3,521
Maruzen CHI Holdings Co. Ltd.*	600	1,974
Maruzen Showa Unyu Co. Ltd.	4,000	19,172
Matsuda Sangyo Co. Ltd.	800	14,714
Matsui Construction Co. Ltd.	1,000	7,481

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Matsui Securities Co. Ltd.	100	$906
Matsumotokiyoshi Holdings Co. Ltd.	3,800	160,707
Matsuya Co. Ltd.	2,200	31,220
Matsuya Foods Co. Ltd.	500	17,927
Max Co. Ltd.	2,000	25,675
Mazda Motor Corp.	21,400	282,873
Mebuki Financial Group, Inc.	32,760	125,923
MEC Co. Ltd.	800	12,954
Medical System Network Co. Ltd.	400	2,158
Medipal Holdings Corp.	7,600	155,707
Megachips Corp.	1,100	39,594
Megmilk Snow Brand Co. Ltd.	2,700	73,003
Meidensha Corp.	12,000	45,787
Meiji Holdings Co. Ltd.	4,800	365,396
Meiji Shipping Co. Ltd.	1,100	4,425
Meiko Network Japan Co. Ltd.	900	10,860
Meitec Corp.	1,000	55,355
Meito Sangyo Co. Ltd.	600	8,960
Meiwa Corp.	900	4,187
Meiwa Estate Co. Ltd.	700	4,941
Melco Holdings, Inc.	600	20,356
Michinoku Bank Ltd. (The)	600	9,812
Mie Bank Ltd. (The)(r)	500	11,031
Milbon Co. Ltd.	1,440	63,674
Mimasu Semiconductor Industry Co. Ltd.	1,000	18,101
Minato Bank Ltd. (The)(r)	1,200	23,683
Minebea Mitsumi, Inc.	13,137	280,506
Ministop Co. Ltd.	900	18,431
Miraca Holdings, Inc.	2,600	101,527
Mirait Holdings Corp.	3,600	57,313
Misawa Homes Co. Ltd.	1,600	13,353
MISUMI Group, Inc.	7,800	214,123
Mitachi Co. Ltd.	200	2,646
Mito Securities Co. Ltd.	3,000	11,813
Mitsuba Corp.	2,000	25,694
Mitsubishi Chemical Holdings Corp.	49,620	480,555
Mitsubishi Corp.	45,610	1,226,783
Mitsubishi Electric Corp.	66,000	1,055,392
Mitsubishi Estate Co. Ltd.	51,900	877,235
Mitsubishi Gas Chemical Co., Inc.	6,500	155,712
Mitsubishi Heavy Industries Ltd.	12,200	467,110
Mitsubishi Kakoki Kaisha Ltd.	300	6,222
Mitsubishi Logisnext Co. Ltd.	1,000	8,411
Mitsubishi Logistics Corp.(x)	3,000	63,719
Mitsubishi Materials Corp.	3,700	111,273
Mitsubishi Motors Corp.(x)	26,200	187,380
Mitsubishi Paper Mills Ltd.*	1,800	11,080
Mitsubishi Pencil Co. Ltd.	2,000	45,073
Mitsubishi Research Institute, Inc.(x)	400	12,612
Mitsubishi Shokuhin Co. Ltd.	1,100	31,530
Mitsubishi Steel Manufacturing Co. Ltd.	700	16,105
Mitsubishi Tanabe Pharma Corp.	6,000	117,288
Mitsubishi UFJ Financial Group, Inc.	455,600	2,984,382
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,700	115,528
Mitsuboshi Belting Ltd.	3,000	33,185
Mitsui & Co. Ltd.	57,700	988,283
Mitsui Chemicals, Inc.	7,618	240,199
Mitsui E&S Holdings Co. Ltd.	3,400	55,279
Mitsui Fudosan Co. Ltd.	34,800	844,286
Mitsui High-Tec, Inc.(x)	1,400	20,828
Mitsui Home Co. Ltd.	1,000	6,372
Mitsui Matsushima Co. Ltd.	800	11,383
Mitsui Mining & Smelting Co. Ltd.	1,200	54,471
Mitsui OSK Lines Ltd.	4,100	117,908
Mitsui Sugar Co. Ltd.	1,000	38,626
Mitsui-Soko Holdings Co. Ltd.*	5,000	15,883
Mitsumura Printing Co. Ltd.	100	2,299
Mitsuuroko Group Holdings Co. Ltd.	1,900	14,356
Miura Co. Ltd.	3,000	94,591
Miyaji Engineering Group, Inc.	400	7,616
Miyakoshi Holdings, Inc.*	300	2,334
Miyazaki Bank Ltd. (The)	800	24,848
Miyoshi Oil & Fat Co. Ltd.	400	5,413
Mizuho Financial Group, Inc.	884,280	1,590,632
Mizuno Corp.	1,200	36,427
Mochida Pharmaceutical Co. Ltd.	1,000	70,297
Modec, Inc.	1,000	24,989
Monex Group, Inc.	7,000	22,762
MonotaRO Co. Ltd.(x)	3,600	129,242
Morinaga & Co. Ltd.	1,800	79,254
Morinaga Milk Industry Co. Ltd.	2,200	89,526
Morita Holdings Corp.	2,000	37,855
Morozoff Ltd.	200	12,537
Mory Industries, Inc.	400	11,785
MOS Food Services, Inc.	1,600	47,667
MrMax Holdings Ltd.	1,200	7,736
MS&AD Insurance Group Holdings, Inc.	16,200	510,794
Murata Manufacturing Co. Ltd.	6,965	953,715
Musashi Seimitsu Industry Co. Ltd.	1,200	40,543
Musashino Bank Ltd. (The)	1,900	59,908
Mutoh Holdings Co. Ltd.	100	2,262
Nabtesco Corp.	3,800	146,600
NAC Co. Ltd.	400	3,586
Nachi-Fujikoshi Corp.	12,000	72,854
Nagaileben Co. Ltd.	1,200	32,886
Nagano Bank Ltd. (The)	400	6,958
Nagano Keiki Co. Ltd.	800	9,097
Nagase & Co. Ltd.	6,300	106,870
Nagatanien Holdings Co. Ltd.	1,000	13,693
Nagoya Railroad Co. Ltd.(x)	4,000	101,349
Naigai Co. Ltd.*	300	1,601
Nakabayashi Co. Ltd.	1,000	5,761
Nakamuraya Co. Ltd.	300	13,195
Nakano Corp.	1,000	5,921
Nakayama Steel Works Ltd.	600	4,088
Nakayamafuku Co. Ltd.	700	5,000
Nakayo, Inc.	200	3,562
Namura Shipbuilding Co. Ltd.	1,024	5,784
Nankai Electric Railway Co. Ltd.	3,200	80,177
Nanto Bank Ltd. (The)	1,100	29,649
Natori Co. Ltd.	600	10,860
NC Holdings Co. Ltd.	300	2,157
NDS Co. Ltd.	200	8,580
NEC Capital Solutions Ltd.	300	5,783
NEC Corp.	8,100	227,688
NEC Networks & System Integration Corp.(x)	1,100	28,667
NET One Systems Co. Ltd.	900	13,728
Neturen Co. Ltd.	1,700	17,399
Nexon Co. Ltd.*	17,600	291,114
Nexyz Group Corp.	500	8,101
NGK Insulators Ltd.	8,600	148,230
NGK Spark Plug Co. Ltd.	6,100	146,932
NH Foods Ltd.	1,500	61,463
NHK Spring Co. Ltd.	9,700	102,556
Nice Holdings, Inc.	500	6,781
Nichia Steel Works Ltd.	1,000	3,280
Nichias Corp.	6,000	76,237
Nichiban Co. Ltd.	500	16,400
Nichicon Corp.	3,900	44,093

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nichiden Corp.	1,000	$19,698
Nichiha Corp.	1,200	45,844
NichiiGakkan Co. Ltd.	2,200	24,666
Nichi-iko Pharmaceutical Co. Ltd.	2,100	33,058
Nichimo Co. Ltd.	100	1,673
Nichirei Corp.	3,500	96,706
Nichireki Co. Ltd.	1,000	11,550
Nidec Corp.	7,927	1,221,028
Nifco, Inc.	3,400	115,991
Nihon Chouzai Co. Ltd.	300	9,445
Nihon Dempa Kogyo Co. Ltd.	900	5,633
Nihon Eslead Corp.	500	10,305
Nihon Kohden Corp.	4,400	122,442
Nihon M&A Center, Inc.	5,200	178,864
Nihon Nohyaku Co. Ltd.	2,000	11,766
Nihon Parkerizing Co. Ltd.	6,000	98,003
Nihon Tokushu Toryo Co. Ltd.	1,000	19,961
Nihon Trim Co. Ltd.	200	10,338
Nihon Unisys Ltd.	3,300	71,145
Nihon Yamamura Glass Co. Ltd.	5,000	8,881
Nikkato Corp.	400	3,737
Nikkiso Co. Ltd.	4,000	41,652
Nikko Co. Ltd.	200	4,340
Nikkon Holdings Co. Ltd.	3,000	78,662
Nikon Corp.	12,300	219,170
Nintendo Co. Ltd.	4,100	1,805,611
Nippo Corp.	3,000	69,555
Nippon Air Conditioning Services Co. Ltd.	1,200	8,447
Nippon Beet Sugar Manufacturing Co. Ltd.	700	15,447
Nippon Carbide Industries Co., Inc.	300	5,681
Nippon Carbon Co. Ltd.	600	30,450
Nippon Ceramic Co. Ltd.	800	22,142
Nippon Chemical Industrial Co. Ltd.	400	13,120
Nippon Chemi-Con Corp.	700	16,407
Nippon Chemiphar Co. Ltd.	100	4,441
Nippon Chutetsukan KK	1,000	1,513
Nippon Coke & Engineering Co. Ltd.	10,000	10,150
Nippon Concrete Industries Co. Ltd.	1,000	4,145
Nippon Denko Co. Ltd.	5,000	15,789
Nippon Densetsu Kogyo Co. Ltd.	2,000	39,566
Nippon Electric Glass Co. Ltd.	4,000	118,791
Nippon Express Co. Ltd.	1,800	120,445
Nippon Felt Co. Ltd.	700	3,408
Nippon Filcon Co. Ltd.	900	5,625
Nippon Fine Chemical Co. Ltd.	1,000	11,560
Nippon Flour Mills Co. Ltd.	4,000	61,990
Nippon Gas Co. Ltd.	1,100	51,379
Nippon Hume Corp.	1,000	7,396
Nippon Kanzai Co. Ltd.	800	15,819
Nippon Kayaku Co. Ltd.(x)	5,000	61,416
Nippon Kinzoku Co. Ltd.	300	6,724
Nippon Koei Co. Ltd.	800	24,322
Nippon Koshuha Steel Co. Ltd.	500	3,806
Nippon Light Metal Holdings Co. Ltd.	2,800	7,500
Nippon Paint Holdings Co. Ltd.(x)	5,500	201,847
Nippon Paper Industries Co. Ltd.(x)	4,600	85,857
Nippon Parking Development Co. Ltd.	13,000	21,381
Nippon Pillar Packing Co. Ltd.	1,000	14,868
Nippon Piston Ring Co. Ltd.	400	8,323
Nippon Road Co. Ltd. (The)	400	19,586
Nippon Seisen Co. Ltd.	200	9,285
Nippon Sharyo Ltd.*	4,000	11,165
Nippon Sheet Glass Co. Ltd.*	3,800	30,606
Nippon Shinyaku Co. Ltd.	1,900	127,137
Nippon Shokubai Co. Ltd.	1,000	67,854
Nippon Signal Co. Ltd.	2,800	26,051
Nippon Soda Co. Ltd.	7,000	39,603
Nippon Steel & Sumikin Bussan Corp.	740	40,962
Nippon Steel & Sumitomo Metal Corp.	31,354	688,489
Nippon Suisan Kaisha Ltd.(x)	16,000	83,004
Nippon Systemware Co. Ltd.	400	10,951
Nippon Telegraph & Telephone Corp.	46,420	2,137,663
Nippon Television Holdings, Inc.	1,200	21,258
Nippon Thompson Co. Ltd.	4,000	31,953
Nippon Valqua Industries Ltd.	1,000	27,687
Nippon Yakin Kogyo Co. Ltd.	6,500	17,776
Nippon Yusen KK	100	2,019
Nipro Corp.	4,800	69,335
Nishimatsu Construction Co. Ltd.	2,200	54,543
Nishimatsuya Chain Co. Ltd.	700	7,888
Nishi-Nippon Financial Holdings, Inc.	4,000	46,389
Nissan Chemical Industries Ltd.(x)	5,300	220,159
Nissan Motor Co. Ltd.	77,820	807,418
Nissan Shatai Co. Ltd.	4,000	41,840
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	4,022
Nissei Build Kogyo Co. Ltd.	2,000	23,965
Nissei Plastic Industrial Co. Ltd.	1,000	13,618
Nissha Co. Ltd.	2,200	58,988
Nisshin Fudosan Co.	1,400	10,078
Nisshin Oillio Group Ltd. (The)	1,200	32,987
Nisshin Seifun Group, Inc.	4,205	83,345
Nisshin Steel Co. Ltd.	2,904	34,688
Nisshinbo Holdings, Inc.(x)	4,368	58,744
Nissin Corp.	800	21,074
Nissin Electric Co. Ltd.	2,000	18,533
Nissin Foods Holdings Co. Ltd.	2,500	173,394
Nissin Kogyo Co. Ltd.	2,100	36,275
Nissui Pharmaceutical Co. Ltd.	500	6,456
Nitori Holdings Co. Ltd.	2,800	494,845
Nitta Corp.	1,100	40,886
Nittetsu Mining Co. Ltd.	300	17,368
Nitto Boseki Co. Ltd.	2,000	42,404
Nitto Denko Corp.	5,320	398,881
Nitto Fuji Flour Milling Co. Ltd.	100	4,506
Nitto Kogyo Corp.	1,800	27,912
Nitto Kohki Co. Ltd.	700	19,361
Nitto Seiko Co. Ltd.	1,000	6,579
Nitto Seimo Co. Ltd.	100	1,779
Nittoc Construction Co. Ltd.	750	4,342
NOF Corp.	2,900	85,715
Nohmi Bosai Ltd.	1,000	21,409
NOK Corp.	5,000	97,082
Nomura Co. Ltd.	2,000	43,231
Nomura Holdings, Inc.	112,000	647,654
Nomura Real Estate Holdings, Inc.	6,400	151,091
Nomura Research Institute Ltd.	5,203	246,446
Noritake Co. Ltd.	600	25,995
Noritsu Koki Co. Ltd.	1,100	25,989
Noritz Corp.	2,300	41,545
North Pacific Bank Ltd.	2,400	8,007
NS Solutions Corp.	2,000	57,140
NS United Kaiun Kaisha Ltd.	400	8,158
NSD Co. Ltd.	2,530	51,620
NSK Ltd.	14,500	194,324
NTN Corp.(x)	23,000	95,973
NTT Data Corp.	22,000	234,049

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
NTT DOCOMO, Inc.	47,900	$1,222,878
NTT Urban Development Corp.	6,200	75,748
Obara Group, Inc.	800	47,366
Obayashi Corp.	20,400	223,162
OBIC Business Consultants Co. Ltd.	600	38,400
Obic Co. Ltd.	2,200	182,980
Odakyu Electric Railway Co. Ltd.	10,499	212,437
Oenon Holdings, Inc.	3,000	13,505
Ogaki Kyoritsu Bank Ltd. (The)	1,600	40,269
Ohara, Inc.(x)	400	9,492
Ohashi Technica, Inc.	600	9,789
OIE Sangyo Co. Ltd.	300	3,646
Oiles Corp.	1,560	33,207
Oita Bank Ltd. (The)	700	25,821
Oizumi Corp.	400	1,966
Oji Holdings Corp.	34,000	218,561
Okabe Co. Ltd.	2,700	25,299
Okamoto Industries, Inc.	4,000	41,051
Okamura Corp.	4,000	54,509
Okasan Securities Group, Inc.	6,000	35,863
Okaya Electric Industries Co. Ltd.	600	3,474
Oki Electric Industry Co. Ltd.	3,600	47,738
Okinawa Electric Power Co., Inc. (The)	1,732	49,809
OKK Corp.	400	4,154
OKUMA Corp.	1,000	58,832
Okumura Corp.	1,300	51,252
Okura Industrial Co. Ltd.	3,000	16,550
Okuwa Co. Ltd.	1,000	10,244
Olympic Group Corp.	800	4,195
Olympus Corp.(x)	133,700	5,076,340
Omron Corp.	7,200	423,589
Ono Pharmaceutical Co. Ltd.	17,500	541,751
ONO Sokki Co. Ltd.	500	4,013
Onoken Co. Ltd.	1,000	17,443
Onward Holdings Co. Ltd.	1,000	8,674
Optex Group Co. Ltd.	1,600	42,269
Oracle Corp. Japan	1,100	89,422
Organo Corp.	400	12,067
Orient Corp.(x)	16,500	25,896
Oriental Land Co. Ltd.	8,000	816,879
Origin Electric Co. Ltd.	200	3,193
ORIX Corp.	46,500	820,048
Osaka Gas Co. Ltd.	4,000	78,925
Osaka Soda Co. Ltd.	1,000	26,409
Osaka Steel Co. Ltd.	800	16,390
OSAKA Titanium Technologies Co. Ltd.*	1,100	21,379
Osaki Electric Co. Ltd.	1,000	7,312
OSG Corp.	2,200	50,490
OSJB Holdings Corp.	450	1,210
Otsuka Corp.	4,200	211,569
Otsuka Holdings Co. Ltd.	11,100	555,913
Oyo Corp.	1,200	16,770
Pacific Industrial Co. Ltd.	2,000	27,536
Pacific Metals Co. Ltd.*	899	27,036
Pack Corp. (The)	900	34,129
PAL GROUP Holdings Co. Ltd.	700	19,381
PALTAC Corp.	1,050	56,247
Panasonic Corp.	75,385	1,077,586
Paramount Bed Holdings Co. Ltd.	900	45,928
Parco Co. Ltd.	500	6,701
Paris Miki Holdings, Inc.	1,500	7,373
Park24 Co. Ltd.	4,000	107,213
Pasco Corp.*	1,000	2,998
Pasona Group, Inc.	1,000	21,775
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	8,391
Penta-Ocean Construction Co. Ltd.	10,300	75,407
Persol Holdings Co. Ltd.	5,100	148,344
PIA Corp.	300	15,366
Pigeon Corp.	4,800	216,757
Pilot Corp.	2,000	111,461
Piolax, Inc.	1,500	39,303
Pioneer Corp.*	17,600	29,111
Plenus Co. Ltd.	1,500	29,096
Pola Orbis Holdings, Inc.	3,000	122,927
Poplar Co. Ltd.*	300	2,529
Press Kogyo Co. Ltd.	5,000	29,745
Prima Meat Packers Ltd.	7,000	40,130
Pronexus, Inc.	1,300	15,822
PS Mitsubishi Construction Co. Ltd.	800	5,233
Raito Kogyo Co. Ltd.	2,900	29,925
Rakuten, Inc.	34,700	293,208
Rasa Corp.	500	4,239
Rasa Industries Ltd.	400	7,996
Recruit Holdings Co. Ltd.	42,900	1,066,200
Relia, Inc.	1,600	20,044
Renaissance, Inc.	500	9,102
Renesas Electronics Corp.*	3,200	32,179
Rengo Co. Ltd.	10,000	86,368
Renown, Inc.*	2,500	3,877
Resol Holdings Co. Ltd.	100	4,074
Resona Holdings, Inc.	63,800	336,973
Resorttrust, Inc.	3,800	79,746
Rheon Automatic Machinery Co. Ltd.	1,000	20,290
Rhythm Watch Co. Ltd.	600	13,330
Ricoh Co. Ltd.(x)	16,400	161,989
Ricoh Leasing Co. Ltd.	800	26,465
Right On Co. Ltd.	900	7,892
Riken Corp.	400	22,480
Riken Keiki Co. Ltd.	1,000	21,785
Riken Technos Corp.	2,000	9,530
Ringer Hut Co. Ltd.	900	20,917
Rinnai Corp.	1,700	161,365
Riso Kagaku Corp.	1,800	33,512
Riso Kyoiku Co. Ltd.	1,300	9,737
Rock Field Co. Ltd.	1,200	24,630
Rohm Co. Ltd.	1,600	152,324
Rohto Pharmaceutical Co. Ltd.	5,000	139,796
Roland DG Corp.	500	11,508
Round One Corp.	3,300	52,227
Royal Holdings Co. Ltd.	1,800	49,109
Ryobi Ltd.	1,400	36,880
Ryoden Corp.	500	8,219
Ryohin Keikaku Co. Ltd.	1,000	335,511
Ryosan Co. Ltd.	1,900	68,479
Ryoyo Electro Corp.	1,600	26,044
S Foods, Inc.	500	20,887
Sagami Chain Co. Ltd.	1,000	12,932
Saibu Gas Co. Ltd.	1,300	33,635
Saizeriya Co. Ltd.	1,600	45,562
Sakai Chemical Industry Co. Ltd.	800	21,007
Sakai Heavy Industries Ltd.	200	8,787
Sakai Moving Service Co. Ltd.	400	20,525
Sakai Ovex Co. Ltd.	300	7,361
Sakata INX Corp.(x)	2,000	29,284
Sakata Seed Corp.	2,000	70,767
Sala Corp.	1,000	6,052
San Holdings, Inc.	200	4,851
San-A Co. Ltd.	800	46,088
San-Ai Oil Co. Ltd.	2,000	29,416
Sanden Holdings Corp.*	1,400	20,144

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Sangetsu Corp.	4,200	$86,996
San-In Godo Bank Ltd. (The)	7,000	61,971
Sanix, Inc.*	1,800	4,534
Sanken Electric Co. Ltd.	7,000	51,182
Sanki Engineering Co. Ltd.	3,000	33,495
Sanko Metal Industrial Co. Ltd.	100	3,374
Sankyo Co. Ltd.	700	24,670
Sankyo Seiko Co. Ltd.	2,000	9,304
Sankyo Tateyama, Inc.	1,700	25,387
Sankyu, Inc.	1,700	84,197
Sanoh Industrial Co. Ltd.	1,400	9,842
Sanrio Co. Ltd.(x)	2,000	36,333
Sanritsu Corp.	300	2,137
Sanshin Electronics Co. Ltd.	1,500	30,718
Santen Pharmaceutical Co. Ltd.	13,400	215,977
Sanwa Holdings Corp.	8,800	113,551
Sanyo Chemical Industries Ltd.	600	28,110
Sanyo Housing Nagoya Co. Ltd.	1,000	11,785
Sanyo Industries Ltd.	100	1,964
Sanyo Shokai Ltd.	600	13,082
Sanyo Special Steel Co. Ltd.	1,200	30,111
Sapporo Holdings Ltd.	21,800	635,121
Sata Construction Co. Ltd.	800	3,458
Sato Holdings Corp.	1,200	37,949
Sato Shoji Corp.	1,000	10,968
Satori Electric Co. Ltd.	900	9,262
Sawai Pharmaceutical Co. Ltd.	1,800	79,000
Saxa Holdings, Inc.	300	5,963
SBI Holdings, Inc.	7,860	179,723
SCREEN Holdings Co. Ltd.	1,300	119,243
Scroll Corp.	1,700	6,726
SCSK Corp.	2,232	96,387
Secom Co. Ltd.	7,200	535,915
Sega Sammy Holdings, Inc.	8,900	140,938
Seibu Electric Industry Co. Ltd.	200	5,363
Seibu Holdings, Inc.	7,600	132,280
Seika Corp.	800	20,029
Seikagaku Corp.	2,400	43,757
Seikitokyu Kogyo Co. Ltd.	600	3,880
Seiko Epson Corp.	10,500	186,603
Seiko Holdings Corp.	1,200	29,029
Seino Holdings Co. Ltd.(x)	5,000	92,007
Seiren Co. Ltd.	3,200	59,757
Sekisui Chemical Co. Ltd.	15,400	268,619
Sekisui House Ltd.	13,000	237,263
Sekisui Jushi Corp.	1,000	21,719
Sekisui Plastics Co. Ltd.	1,000	11,381
Senko Group Holdings Co. Ltd.	4,000	31,126
Senshu Ikeda Holdings, Inc.	6,880	25,863
Senshukai Co. Ltd.*	2,200	12,281
Seven & i Holdings Co. Ltd.	27,236	1,168,226
Seven Bank Ltd.	26,000	82,834
Shibaura Mechatronics Corp.	2,000	8,909
Shibusawa Warehouse Co. Ltd. (The)	600	10,172
Shibuya Corp.	700	25,196
Shiga Bank Ltd. (The)	1,000	5,037
Shikibo Ltd.	700	8,546
Shikoku Bank Ltd. (The)	1,600	22,525
Shikoku Chemicals Corp.	1,000	14,764
Shikoku Electric Power Co., Inc.	7,600	90,139
Shima Seiki Manufacturing Ltd.	900	62,506
Shimachu Co. Ltd.	100	3,195
Shimadzu Corp.	8,000	224,952
Shimamura Co. Ltd.	800	100,070
Shimano, Inc.	2,900	418,082
Shimizu Bank Ltd. (The)	400	11,124
Shimizu Corp.	24,200	216,289
Shimojima Co. Ltd.	800	8,601
Shin Nippon Air Technologies Co. Ltd.	900	13,440
Shin Nippon Biomedical Laboratories Ltd.*	700	3,868
Shinagawa Refractories Co. Ltd.	300	7,877
Shindengen Electric Manufacturing Co. Ltd.	400	26,427
Shin-Etsu Chemical Co. Ltd.	11,300	1,168,709
Shin-Etsu Polymer Co. Ltd.	2,500	26,526
Shingakukai Holdings Co. Ltd.	600	3,372
Shinkawa Ltd.*	900	9,871
Shin-Keisei Electric Railway Co. Ltd.	200	4,173
Shinko Electric Industries Co. Ltd.	3,100	23,220
Shinko Plantech Co. Ltd.	2,600	23,384
Shinko Shoji Co. Ltd.	1,100	18,226
Shinmaywa Industries Ltd.	5,000	41,116
Shinnihon Corp.	1,600	17,398
Shinsei Bank Ltd.	7,900	121,464
Shinsho Corp.	300	10,587
Shinwa Co. Ltd.	600	12,428
Shinyei Kaisha	100	1,363
Shionogi & Co. Ltd.	10,100	521,208
Ship Healthcare Holdings, Inc.	1,500	52,864
Shiseido Co. Ltd.	13,200	845,182
Shizuoka Bank Ltd. (The)	7,000	66,181
Shizuoka Gas Co. Ltd.	3,000	26,982
SHO-BOND Holdings Co. Ltd.	900	66,397
Shobunsha Publications, Inc.	700	5,079
Shochiku Co. Ltd.	400	56,727
Shoko Co. Ltd.*	4,000	4,173
Showa Corp.	2,600	43,812
Showa Denko KK	800	33,833
Showa Sangyo Co. Ltd.	1,000	25,995
Showa Shell Sekiyu KK	6,200	83,964
Shuei Yobiko Co. Ltd.	200	902
Siix Corp.	1,400	30,906
Sinanen Holdings Co. Ltd.	400	9,759
Sinfonia Technology Co. Ltd.	7,000	23,946
Sintokogio Ltd.	2,600	27,074
SK Japan Co. Ltd.	200	1,498
SKY Perfect JSAT Holdings, Inc.(x)	9,000	40,430
Skylark Co. Ltd.(x)	3,900	56,152
SMC Corp.	7,800	3,157,239
SMK Corp.	3,000	12,462
SNT Corp.	2,400	10,105
Soda Nikka Co. Ltd.	1,000	7,180
SoftBank Group Corp.	29,306	2,189,584
Softbank Technology Corp.	400	7,075
Softbrain Co. Ltd.	2,000	8,571
Sogo Medical Co. Ltd.	800	22,743
Sohgo Security Services Co. Ltd.	2,900	143,358
Sojitz Corp.	39,100	125,305
Sompo Holdings, Inc.	12,550	505,043
Sony Corp.	73,300	3,544,963
Sony Financial Holdings, Inc.(x)	7,300	132,821
Soshin Electric Co. Ltd.	600	3,586
Sotetsu Holdings, Inc.	3,000	79,733
SPK Corp.	200	5,413
Square Enix Holdings Co. Ltd.	4,000	183,074
SRA Holdings	600	17,227
ST Corp.	600	12,890
St Marc Holdings Co. Ltd.	800	23,157
Stanley Electric Co. Ltd.	5,400	199,446
Star Micronics Co. Ltd.	2,300	42,820
Start Today Co. Ltd.	6,800	181,623
Starzen Co. Ltd.	400	19,548

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Stella Chemifa Corp.	500	$14,966
Studio Alice Co. Ltd.	500	12,203
Subaru Corp.	22,000	720,962
Sugi Holdings Co. Ltd.	1,500	83,032
Sugimoto & Co. Ltd.	600	10,528
SUMCO Corp.	8,000	209,765
Sumida Corp.	700	9,052
Suminoe Textile Co. Ltd.	300	8,061
Sumiseki Holdings, Inc.	3,800	5,714
Sumitomo Bakelite Co. Ltd.	6,000	52,949
Sumitomo Chemical Co. Ltd.	44,000	256,379
Sumitomo Corp.	43,180	726,802
Sumitomo Dainippon Pharma Co. Ltd.(x)	7,000	117,494
Sumitomo Densetsu Co. Ltd.	900	18,016
Sumitomo Electric Industries Ltd.	26,200	399,753
Sumitomo Forestry Co. Ltd.	4,800	76,959
Sumitomo Heavy Industries Ltd.	4,000	151,685
Sumitomo Metal Mining Co. Ltd.	8,300	349,457
Sumitomo Mitsui Construction Co. Ltd.	7,200	42,630
Sumitomo Mitsui Financial Group, Inc.	49,250	2,063,404
Sumitomo Mitsui Trust Holdings, Inc.	13,741	556,200
Sumitomo Osaka Cement Co. Ltd.(x)	13,000	57,666
Sumitomo Precision Products Co. Ltd.	2,000	7,443
Sumitomo Realty & Development Co. Ltd.	17,000	628,683
Sumitomo Riko Co. Ltd.	2,000	20,243
Sumitomo Rubber Industries Ltd.	7,284	133,625
Sumitomo Seika Chemicals Co. Ltd.	400	19,134
Sumitomo Warehouse Co. Ltd. (The)	9,000	60,899
Sun Frontier Fudousan Co. Ltd.	1,000	11,015
Sundrug Co. Ltd.	600	27,715
Suntory Beverage & Food Ltd.	4,600	223,505
Sun-Wa Technos Corp.	600	10,663
Suruga Bank Ltd.	5,500	75,932
Suzuden Corp.	300	4,770
Suzuken Co. Ltd.	3,190	131,761
Suzuki Motor Corp.(x)	14,000	753,912
SWCC Showa Holdings Co. Ltd.	1,500	13,406
Sysmex Corp.	5,500	498,285
Systena Corp.	1,000	41,257
T Hasegawa Co. Ltd.	1,600	30,284
T RAD Co. Ltd.	400	14,793
T&D Holdings, Inc.	21,600	342,762
Tac Co. Ltd.	700	2,289
Tachibana Eletech Co. Ltd.	840	16,633
Tachi-S Co. Ltd.	1,600	28,615
Tadano Ltd.(x)	5,000	74,949
Taihei Dengyo Kaisha Ltd.	500	12,786
Taiheiyo Cement Corp.	4,478	162,657
Taiheiyo Kouhatsu, Inc.	400	3,872
Taiho Kogyo Co. Ltd.	800	11,421
Taikisha Ltd.	2,100	68,681
Taiko Pharmaceutical Co. Ltd.	400	7,631
Taisei Corp.	8,100	411,071
Taisei Lamick Co. Ltd.	300	8,881
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	196,607
Taiyo Holdings Co. Ltd.	900	38,654
Taiyo Nippon Sanso Corp.	7,600	115,066
Taiyo Yuden Co. Ltd.(x)	4,700	79,640
Takachiho Koheki Co. Ltd.	500	6,306
Takadakiko Co. Ltd.	100	3,242
Takamatsu Construction Group Co. Ltd.	1,000	28,335
Takano Co. Ltd.	400	3,485
Takaoka Toko Co. Ltd.	400	6,394
Taka-Q Co. Ltd.	500	987
Takara Holdings, Inc.(x)	6,000	66,595
Takara Leben Co. Ltd.(x)	4,400	19,022
Takara Printing Co. Ltd.	700	12,526
Takara Standard Co. Ltd.	2,500	42,009
Takasago International Corp.	800	23,533
Takasago Thermal Engineering Co. Ltd.	3,900	71,619
Takashima & Co. Ltd.	200	4,096
Takashimaya Co. Ltd.	1,000	9,595
Take And Give Needs Co. Ltd.	600	6,671
Takeda Pharmaceutical Co. Ltd.	24,300	1,183,656
Takihyo Co. Ltd.	200	4,404
Takuma Co. Ltd.	4,000	43,757
Tamron Co. Ltd.	1,200	25,262
Tamura Corp.	3,000	22,950
Tanaka Co. Ltd.	300	1,923
Tanseisha Co. Ltd.	1,950	23,824
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	12,255
Taya Co. Ltd.*	200	1,261
Tayca Corp.	1,000	26,465
TBK Co. Ltd.	1,000	4,784
TDC Soft, Inc.	400	5,267
TDK Corp.	3,700	333,471
Teac Corp.*	6,000	2,481
TechnoPro Holdings, Inc.	1,500	90,362
Teijin Ltd.	5,200	97,789
Teikoku Electric Manufacturing Co. Ltd.	800	11,744
Teikoku Sen-I Co. Ltd.	1,000	18,956
Teikoku Tsushin Kogyo Co. Ltd.	400	4,827
Tekken Corp.	800	22,969
Ten Allied Co. Ltd.*	800	3,549
Tenma Corp.	1,100	21,069
Terumo Corp.	11,000	577,886
T-Gaia Corp.	2,000	55,655
THK Co. Ltd.	5,300	219,163
Tigers Polymer Corp.	600	4,855
TIS, Inc.	2,300	91,001
Titan Kogyo Ltd.	100	2,376
TKC Corp.	900	36,624
Toa Corp./Hyogo	1,000	12,377
Toa Corp./Tokyo	1,100	23,260
TOA ROAD Corp.	200	7,631
Toabo Corp.	400	2,173
Toagosei Co. Ltd.	6,500	76,542
Tobishima Corp.	8,000	13,308
Tobu Railway Co. Ltd.	6,800	204,821
Tobu Store Co. Ltd.	100	2,785
TOC Co. Ltd.	4,700	38,208
Tocalo Co. Ltd.	2,400	29,254
Tochigi Bank Ltd. (The)	6,000	23,119
Toda Corp.	14,000	101,443
Toda Kogyo Corp.	100	3,581
Toei Co. Ltd.	500	54,415
Toenec Corp.	200	5,836
Toho Bank Ltd. (The)	10,000	38,250
Toho Co. Ltd./Kobe	400	8,849
Toho Co. Ltd./Tokyo	5,400	179,146
Toho Gas Co. Ltd.	4,200	129,073
Toho Holdings Co. Ltd.	3,700	87,141
Toho Titanium Co. Ltd.	2,100	24,078

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Toho Zinc Co. Ltd.	700	$33,288
Tohoku Bank Ltd. (The)	600	8,080
Tohoku Electric Power Co., Inc.	11,300	150,907
Tohto Suisan Co. Ltd.	200	3,714
Tokai Carbon Co. Ltd.	6,400	99,304
TOKAI Holdings Corp.	2,000	20,262
Tokai Rika Co. Ltd.	2,900	59,387
Tokai Senko KK	100	1,374
Tokai Tokyo Financial Holdings, Inc.(x)	9,600	66,313
Token Corp.	520	52,340
Tokio Marine Holdings, Inc.	169,600	7,547,164
Tokushu Tokai Paper Co. Ltd.	800	30,487
Tokuyama Corp.	2,200	69,987
Tokyo Broadcasting System Holdings, Inc.	3,700	78,482
Tokyo Century Corp.	1,400	86,706
Tokyo Dome Corp.	4,500	42,841
Tokyo Electric Power Co. Holdings, Inc.*	49,500	190,734
Tokyo Electron Ltd.	4,400	827,649
Tokyo Energy & Systems, Inc.	1,000	11,249
Tokyo Gas Co. Ltd.	9,000	238,649
Tokyo Individualized Educational Institute, Inc.	900	9,558
Tokyo Keiki, Inc.	800	8,488
Tokyo Kikai Seisakusho Ltd.*	300	1,528
Tokyo Ohka Kogyo Co. Ltd.	1,300	46,610
Tokyo Rakutenchi Co. Ltd.	200	9,586
Tokyo Rope Manufacturing Co. Ltd.	800	15,804
Tokyo Sangyo Co. Ltd.	1,000	5,300
Tokyo Seimitsu Co. Ltd.	100	4,036
Tokyo Steel Manufacturing Co. Ltd.(x)	3,800	30,534
Tokyo Tatemono Co. Ltd.	7,591	114,359
Tokyo Tekko Co. Ltd.	400	5,864
Tokyo Theatres Co., Inc.	400	5,361
Tokyo TY Financial Group, Inc.	1,451	34,514
Tokyotokeiba Co. Ltd.	800	29,585
Tokyu Construction Co. Ltd.	4,940	53,622
Tokyu Corp.	18,000	280,476
Tokyu Fudosan Holdings Corp.	22,174	161,504
Toli Corp.	3,000	10,968
Tomato Bank Ltd.	400	5,733
Tomen Devices Corp.	100	2,636
Tomoe Corp.	1,800	9,101
Tomoe Engineering Co. Ltd.	400	8,203
Tomoegawa Co. Ltd.	2,000	5,225
Tomoku Co. Ltd.	800	15,969
TOMONY Holdings, Inc.	9,400	41,786
Tomy Co. Ltd.	3,700	37,972
Tonami Holdings Co. Ltd.	200	11,823
Top Culture Co. Ltd.	400	1,857
Topcon Corp.	2,800	54,655
Toppan Forms Co. Ltd.	2,600	29,078
Toppan Printing Co. Ltd.	1,000	8,204
Topre Corp.	2,500	72,365
Topy Industries Ltd.	1,000	29,134
Toray Industries, Inc.	54,000	510,794
Torigoe Co. Ltd. (The)	1,200	10,759
Torii Pharmaceutical Co. Ltd.	800	21,112
Torishima Pump Manufacturing Co. Ltd.	1,500	14,027
Tose Co. Ltd.	300	4,641
Toshiba Machine Co. Ltd.	7,000	49,208
Toshiba Plant Systems & Services Corp.	2,000	43,099
Toshiba TEC Corp.	7,000	41,314
Tosho Printing Co. Ltd.	500	4,497
Tosoh Corp.	10,700	209,968
Totetsu Kogyo Co. Ltd.	1,000	30,638
TOTO Ltd.	5,400	284,705
Totoku Electric Co. Ltd.	100	3,261
Tottori Bank Ltd. (The)	300	4,824
Toukei Computer Co. Ltd.	200	5,864
Tow Co. Ltd.	600	5,250
Towa Bank Ltd. (The)	1,300	17,117
Towa Corp.	1,200	16,319
Towa Pharmaceutical Co. Ltd.	600	37,498
Toyo Construction Co. Ltd.	3,600	16,578
Toyo Corp.	1,600	14,450
Toyo Denki Seizo KK	400	6,737
Toyo Engineering Corp.(x)*	1,600	15,172
Toyo Ink SC Holdings Co. Ltd.	1,000	6,203
Toyo Kanetsu KK	600	17,283
Toyo Kohan Co. Ltd.	3,000	20,131
Toyo Logistics Co. Ltd.	1,000	3,487
Toyo Machinery & Metal Co. Ltd.	1,000	7,641
Toyo Securities Co. Ltd.	4,000	11,015
Toyo Seikan Group Holdings Ltd.	4,800	71,365
Toyo Shutter Co. Ltd.	200	1,180
Toyo Sugar Refining Co. Ltd.	200	2,280
Toyo Suisan Kaisha Ltd.	900	34,890
Toyo Tanso Co. Ltd.	700	22,006
Toyo Tire & Rubber Co. Ltd.	5,000	86,086
Toyo Wharf & Warehouse Co. Ltd.	300	4,841
Toyobo Co. Ltd.(x)	1,700	33,535
Toyoda Gosei Co. Ltd.	2,400	55,802
Toyota Boshoku Corp.	1,800	36,946
Toyota Industries Corp.	5,700	344,984
Toyota Motor Corp.	80,180	5,142,883
Toyota Tsusho Corp.	7,800	264,264
TPR Co. Ltd.	1,500	43,349
Transcosmos, Inc.	1,600	41,261
Trend Micro, Inc.	3,400	202,904
Trusco Nakayama Corp.	1,400	34,696
TS Tech Co. Ltd.	2,300	91,109
TSI Holdings Co. Ltd.	4,825	34,871
Tsubakimoto Chain Co.	6,000	48,832
Tsubakimoto Kogyo Co. Ltd.	200	6,447
Tsudakoma Corp.*	3,000	6,654
Tsugami Corp.	3,000	37,724
Tsukamoto Corp. Co. Ltd.	200	2,397
Tsukishima Kikai Co. Ltd.	2,000	28,269
Tsukuba Bank Ltd.	5,400	17,762
Tsumura & Co.(x)	2,700	92,745
Tsuruha Holdings, Inc.	1,400	199,596
Tsutsumi Jewelry Co. Ltd.	500	9,619
TV Asahi Holdings Corp.	3,000	65,439
Tv Tokyo Holdings Corp.	500	13,138
TYK Corp.	1,000	3,994
UACJ Corp.(x)	1,226	31,455
Ube Industries Ltd.(x)	100	2,918
Uchida Yoko Co. Ltd.	400	10,864
Ueki Corp.	100	2,479
UKC Holdings Corp.	700	14,565
Ulvac, Inc.	1,200	67,328
Unicafe, Inc.	300	3,056
Unicharm Corp.	15,000	427,001
Uniden Holdings Corp.	3,000	7,669
Union Tool Co.	800	28,232
Unipres Corp.	1,600	36,179
United Arrows Ltd.	1,100	42,385
United Super Markets Holdings, Inc.	3,520	37,415

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Unitika Ltd.*	2,900	$18,151
U-Shin Ltd.*	1,400	9,947
Ushio, Inc.	6,300	84,549
USS Co. Ltd.	9,100	183,873
Utoc Corp.	900	3,925
Valor Holdings Co. Ltd.	2,400	64,959
Vital KSK Holdings, Inc.	2,300	22,631
Wacoal Holdings Corp.(x)	500	14,473
Wacom Co. Ltd.	8,000	40,224
Wakachiku Construction Co. Ltd.	700	10,848
Wakamoto Pharmaceutical Co. Ltd.	1,000	2,641
Warabeya Nichiyo Holdings Co. Ltd.	700	17,401
Watabe Wedding Corp.	300	1,627
WATAMI Co. Ltd.	1,400	18,447
Weathernews, Inc.	300	9,516
Welcia Holdings Co. Ltd.	2,000	89,751
West Japan Railway Co.	6,000	419,022
Wood One Co. Ltd.	400	5,398
Xebio Holdings Co. Ltd.	1,400	27,736
YAC Holdings Co. Ltd.	500	4,685
Yahagi Construction Co. Ltd.	1,700	12,558
Yahoo Japan Corp.(x)	50,100	232,596
Yaizu Suisankagaku Industry Co. Ltd.	600	7,077
Yakult Honsha Co. Ltd.	4,300	318,040
YAMABIKO Corp.	2,000	26,145
Yamada Denki Co. Ltd.(x)	21,580	129,393
Yamada SxL Home Co. Ltd.*	6,000	5,526
Yamagata Bank Ltd. (The)	1,400	30,972
Yamaguchi Financial Group, Inc.	1,000	12,105
Yamaha Corp.	4,800	210,892
Yamaha Motor Co. Ltd.	10,000	298,858
Yamaichi Electronics Co. Ltd.	1,200	21,416
Yamanashi Chuo Bank Ltd. (The)	7,000	28,814
Yamashita Health Care Holdings, Inc.*	100	1,408
Yamatane Corp.	600	10,511
Yamato Corp.	1,000	7,143
Yamato Holdings Co. Ltd.	11,700	293,421
Yamato International, Inc.	700	4,072
Yamato Kogyo Co. Ltd.(x)	1,200	33,292
Yamaura Corp.	500	4,177
Yamaya Corp.	110	3,308
Yamazaki Baking Co. Ltd.	6,000	124,505
Yamazawa Co. Ltd.	300	4,965
Yamazen Corp.	4,700	49,074
Yaoko Co. Ltd.	1,000	53,851
Yaskawa Electric Corp.(x)	7,600	344,627
Yasuda Logistics Corp.	1,000	9,548
Yellow Hat Ltd.	1,100	32,616
Yodogawa Steel Works Ltd.	1,800	48,517
Yokogawa Bridge Holdings Corp.	2,000	42,329
Yokogawa Electric Corp.	8,800	181,781
Yokohama Reito Co. Ltd.	2,600	25,535
Yokohama Rubber Co. Ltd. (The)	5,000	115,737
Yokowo Co. Ltd.	1,000	18,364
Yomeishu Seizo Co. Ltd.	500	11,245
Yomiuri Land Co. Ltd.	200	8,477
Yondenko Corp.	200	5,015
Yondoshi Holdings, Inc.	900	23,319
Yorozu Corp.	700	11,782
Yoshinoya Holdings Co. Ltd.	3,000	60,138
Yuasa Trading Co. Ltd.	1,200	39,585
Yuken Kogyo Co. Ltd.	200	5,323
Yurtec Corp.	2,000	15,902
Yushin Precision Equipment Co. Ltd.	1,200	19,477
Yushiro Chemical Industry Co. Ltd.	600	9,783
Zappallas, Inc.	1,000	3,646
Zenkoku Hosho Co. Ltd.	2,400	105,333
Zenrin Co. Ltd.	2,550	53,849
Zensho Holdings Co. Ltd.(x)	4,600	104,706
Zeon Corp.	7,000	101,179
Zeria Pharmaceutical Co. Ltd.	1,100	21,999
Zuken, Inc.	800	11,022

		192,190,394

Jersey (0.1%)
Randgold Resources Ltd.	6,151	509,495

Mexico (0.4%)
Fibra Uno Administracion SA de CV (REIT)(x)	1,569,000	2,361,267
Fresnillo plc	12,042	214,523
Grupo Televisa SAB (ADR)	79,311	1,265,804

		3,841,594

Netherlands (4.7%)
ASML Holding NV	68,242	13,501,472
Heineken NV	54,379	5,852,392
ING Groep NV	349,088	5,896,003
Koninklijke Ahold Delhaize NV	110,000	2,608,244
Koninklijke Philips NV	84,537	3,248,760
Royal Dutch Shell plc, Class A	272,578	8,553,421
Royal Dutch Shell plc, Class B	224,664	7,239,778

		46,900,070

New Zealand (0.0%)
Fletcher Building Ltd.	14,684	64,849
SKYCITY Entertainment Group Ltd.(x)	12,612	35,754
Spark New Zealand Ltd.	15,442	37,486
Trade Me Group Ltd.	13,185	42,225

		180,314

Norway (0.2%)
Statoil ASA(x)	85,477	2,024,447

South Africa (0.1%)
Mondi plc	21,964	591,060

Spain (3.0%)
Banco Bilbao Vizcaya Argentaria SA	1,234,005	9,770,177
Banco Santander SA	1,432,695	9,344,132
Iberdrola SA	528,190	3,884,954
Industria de Diseno Textil SA	99,382	3,114,844
Telefonica SA	398,486	3,949,413

		30,063,520

Sweden (1.2%)
Atlas Copco AB, Class A	203,527	8,817,096
Investor AB, Class B	77,776	3,462,030

		12,279,126

Switzerland (2.7%)
Cie Financiere Richemont SA (Registered)	52,829	4,745,644
Coca-Cola HBC AG*	12,700	469,894
Ferguson plc	15,930	1,198,245
Glencore plc*	705,282	3,509,343
LafargeHolcim Ltd. (Registered)*	58,409	3,199,078
Nestle SA (Registered)	50,924	4,031,469
Novartis AG (Registered)	69,937	5,658,047
UBS Group AG (Registered)*	225,568	3,971,843

		26,783,563

United Kingdom (16.2%)
3i Group plc	57,066	689,019
Admiral Group plc	12,783	331,031
Anglo American plc	59,160	1,382,103
Ashtead Group plc	31,278	852,902
Associated British Foods plc	21,885	765,099
AstraZeneca plc	75,907	5,220,995
Aviva plc	239,756	1,670,798
BAE Systems plc	190,736	1,558,018

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Barclays plc	1,017,590	$2,971,836
Barratt Developments plc	63,007	469,326
BP plc	1,604,031	10,800,730
British American Tobacco plc	224,001	13,003,510
British Land Co. plc (The) (REIT)	66,861	603,082
BT Group plc	501,907	1,603,751
Bunzl plc	21,022	618,334
Burberry Group plc	26,989	642,720
Centrica plc	334,294	667,531
Compass Group plc	94,666	1,934,422
ConvaTec Group plc(m)	529,417	1,481,350
CYBG plc (CHDI)	42,653	178,334
Diageo plc	319,687	10,815,034
Direct Line Insurance Group plc	89,880	481,229
easyJet plc	16,309	367,672
Experian plc	55,638	1,201,889
GKN plc	106,406	691,830
GlaxoSmithKline plc	289,627	5,626,860
Hargreaves Lansdown plc	15,090	346,324
HSBC Holdings plc	1,202,476	11,240,573
Imperial Brands plc	57,213	1,949,726
InterContinental Hotels Group plc	11,952	716,685
International Consolidated Airlines Group SA	98,321	849,186
Intertek Group plc	10,157	664,826
ITV plc	247,389	501,095
J Sainsbury plc	94,446	316,542
Janus Henderson Group plc (CHDI)	4,692	154,046
Johnson Matthey plc	12,801	547,242
Kingfisher plc	137,895	567,459
Land Securities Group plc (REIT)	44,850	590,502
Legal & General Group plc	372,335	1,348,753
Liberty Global plc, Class A*	45,159	1,413,928
Liberty Global plc, Class C*	40,834	1,242,579
Lloyds Banking Group plc	3,622,400	3,291,677
London Stock Exchange Group plc	18,741	1,085,925
Marks & Spencer Group plc	108,582	412,107
National Grid plc	203,143	2,284,511
Next plc	8,823	589,679
Old Mutual plc	299,103	1,005,773
Pearson plc	54,130	569,490
Persimmon plc	19,330	687,228
Prudential plc	154,948	3,873,285
Reckitt Benckiser Group plc	122,291	10,362,803
RELX plc	63,637	1,309,366
Rio Tinto Ltd.	14,772	830,274
Rio Tinto plc	71,249	3,617,441
Rolls-Royce Holdings plc*	626,418	7,672,576
Rolls-Royce Holdings plc (Preference)(q)(r)*	24,879,928	34,907
Royal Bank of Scotland Group plc*	148,548	540,594
RSA Insurance Group plc	61,051	540,086
Sage Group plc (The)	64,806	582,221
Schroders plc	7,268	325,929
Severn Trent plc	14,862	384,951
Sky plc	65,046	1,184,320
Smith & Nephew plc	55,099	1,030,016
SSE plc	62,909	1,127,487
St James’s Place plc	34,729	530,193
Standard Chartered plc	478,135	4,787,733
Standard Life Aberdeen plc	128,830	651,039
Taylor Wimpey plc	214,642	556,793
Tesco plc	586,759	1,695,043
Unilever NV (CVA)	141,336	7,989,505
Unilever plc	69,246	3,847,772
United Utilities Group plc	46,175	463,950
Vodafone Group plc	1,596,859	4,372,508
Weir Group plc (The)	69,224	1,940,185
Whitbread plc	11,968	622,926
WPP plc	73,370	1,166,142

		161,045,306

United States (4.8%)
Carnival plc	11,303	728,320
Iron Mountain, Inc. (CHDI) (REIT)	1,610	53,285
Las Vegas Sands Corp.	231,401	16,637,732
News Corp. (CHDI), Class B(x)	2,956	47,459
ResMed, Inc. (CHDI)	30,314	289,400
Schlumberger Ltd.	179,970	11,658,456
Shire plc	176,715	8,809,102
Sims Metal Management Ltd.	6,823	76,182
Wynn Resorts Ltd.	53,217	9,704,652

		48,004,588

Total Common Stocks (90.6%) (Cost $754,446,994)		898,545,008

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.0%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,000,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $2,040,001.(xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,500,375, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $2,550,128.(xx)	2,500,000	2,500,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $2,000,600, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $2,040,104.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,900,277, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,938,097.(xx)	1,900,000	1,900,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $4,260,736, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $4,345,337.(xx)	4,260,129	4,260,129

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $600,095, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $612,310.(xx)	$600,000	$600,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,800,432, collateralized by various Common Stocks; total market value $3,114,488.(xx)	2,800,000	2,800,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,900,447, collateralized by various Common Stocks; total market value $3,225,720.(xx)	2,900,000	2,900,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $2,000,731, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,000,300, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $2,040,039.(xx)	2,000,000	2,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $2,000,661, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $2,040,001.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		29,960,129

Total Short-Term Investments (3.0%) (Cost $29,960,129)		29,960,129

Total Investments in Securities (93.6%) (Cost $784,407,123)		928,505,137
Other Assets Less Liabilities (6.4%)		63,971,682

Net Assets (100%)		$992,476,819

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $3,181,926 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $29,303,532. This was secured by cash collateral of $29,960,129 which was subsequently invested in joint repurchase agreements with a total value of $29,960,129, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $660,739 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/30/18-8/15/47.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Sector Weightings as of March 31, 2018	Market Value	% of Net Assets
Financials	$163,535,399	16.5%
Consumer Discretionary	131,399,826	13.2
Consumer Staples	122,331,446	12.3
Industrials	119,787,218	12.1
Health Care	103,710,776	10.5
Materials	66,983,974	6.7
Energy	61,176,783	6.2
Information Technology	60,201,978	6.1
Telecommunication Services	31,022,711	3.1
Repurchase Agreements	29,960,129	3.0
Utilities	21,387,646	2.2
Real Estate	17,007,251	1.7
Cash and Other	63,971,682	6.4

		100.0%

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	179,577	5,547,614	—	(205,746)	41,704	(602,883)	4,780,689	—	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	903	6/2018	EUR	36,455,071	(745,893)
FTSE 100 Index	231	6/2018	GBP	22,665,444	(359,574)
SPI 200 Index	79	6/2018	AUD	8,700,931	(335,796)
TOPIX Index	140	6/2018	JPY	22,584,465	80,742

					(1,360,521)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	1,518,576	USD	2,118,970	Citibank NA	6/15/2018	18,151
USD	521,732	EUR	420,524	HSBC Bank plc	6/15/2018	1,469
USD	427,389	GBP	299,411	Citibank NA	6/15/2018	6,023

Total unrealized appreciation						25,643

USD	59,413	EUR	48,357	JPMorgan Chase Bank	4/4/2018	(92)
USD	76,419	GBP	54,533	JPMorgan Chase Bank	4/4/2018	(93)
AUD	1,060,091	USD	827,983	Citibank NA	6/15/2018	(13,645)
EUR	2,769,867	USD	3,460,395	Citibank NA	6/15/2018	(33,574)
EUR	296,299	USD	368,066	HSBC Bank plc	6/15/2018	(1,492)
JPY	229,590,095	USD	2,180,550	Citibank NA	6/15/2018	(12,270)

Total unrealized depreciation						(61,166)

Net unrealized depreciation						(35,523)

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)	Total
Assets:
Common Stocks
Consumer Discretionary	$30,445,711	$100,954,115	$—	$131,399,826
Consumer Staples	965,333	121,366,113	—	122,331,446
Energy	11,658,456	49,518,327	—	61,176,783
Financials	4,711,821	158,755,320	68,258	163,535,399
Health Care	4,114,383	99,596,393	—	103,710,776
Industrials	—	119,752,311	34,907	119,787,218
Information Technology	8,735,953	51,466,025	—	60,201,978
Materials	1,049,261	65,934,713	—	66,983,974
Real Estate	2,361,267	14,645,984	—	17,007,251
Telecommunication Services	—	31,022,711	—	31,022,711
Utilities	—	21,387,646	—	21,387,646
Forward Currency Contracts	—	25,643	—	25,643
Futures	80,742	—	—	80,742
Short-Term Investments
Repurchase Agreements	—	29,960,129	—	29,960,129

Total Assets	$64,122,927	$864,385,430	$103,165	$928,611,522

Liabilities:
Forward Currency Contracts	$—	$(61,166)	$—	$(61,166)
Futures	(1,441,263)	—	—	(1,441,263)

Total Liabilities	$(1,441,263)	$(61,166)	$—	$(1,502,429)

Total	$62,681,664	$864,324,264	$103,165	$927,109,093

(a)	Securities with a market value of $7,168,938 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	Securities with a market value of $68,258 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,852,762
Aggregate gross unrealized depreciation	(82,414,448)

Net unrealized appreciation	$136,438,314

Federal income tax cost of investments in securities and derivative instruments, if applicable	$790,670,779

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.4%)
Auto Components (0.5%)
Aptiv plc	140,990	$11,979,919
BorgWarner, Inc.	11,407	572,974
Goodyear Tire & Rubber Co. (The)	14,494	385,251

		12,938,144

Automobiles (0.2%)
Ford Motor Co.	224,718	2,489,875
General Motors Co.	73,708	2,678,550
Harley-Davidson, Inc.(x)	9,521	408,260

		5,576,685

Distributors (0.1%)
Genuine Parts Co.	8,455	759,597
LKQ Corp.*	17,537	665,529

		1,425,126

Diversified Consumer Services (0.0%)
H&R Block, Inc.	11,341	288,175

Hotels, Restaurants & Leisure (2.0%)
Aramark	95,073	3,761,088
Carnival Corp.	23,510	1,541,786
Chipotle Mexican Grill, Inc.*	8,832	2,853,708
Darden Restaurants, Inc.	7,103	605,531
Domino’s Pizza Group plc	850,200	3,945,290
Hilton Worldwide Holdings, Inc.	52,557	4,139,389
Marriott International, Inc., Class A	17,430	2,370,131
McDonald’s Corp.	46,058	7,202,550
MGM Resorts International	29,402	1,029,658
Norwegian Cruise Line Holdings Ltd.*	34,189	1,810,991
Royal Caribbean Cruises Ltd.	9,768	1,150,084
Starbucks Corp.	259,514	15,023,265
Wyndham Worldwide Corp.	6,002	686,809
Wynn Resorts Ltd.	4,605	839,768
Yum Brands, Inc.	52,720	4,488,054

		51,448,102

Household Durables (0.6%)
DR Horton, Inc.	19,625	860,360
Garmin Ltd.	6,712	395,538
Leggett & Platt, Inc.	7,315	324,493
Lennar Corp., Class A	15,683	924,356
Mohawk Industries, Inc.*	3,700	859,214
Newell Brands, Inc.	28,147	717,186
PulteGroup, Inc.	15,583	459,543
TRI Pointe Group, Inc.*	435,092	7,148,562
Whirlpool Corp.	22,768	3,486,008

		15,175,260

Internet & Direct Marketing Retail (2.3%)
Amazon.com, Inc.*	25,988	37,613,472
Booking Holdings, Inc.*	4,232	8,804,210
Expedia Group, Inc.	42,441	4,685,911
Netflix, Inc.*	25,120	7,419,192
TripAdvisor, Inc.(x)*	6,801	278,093

		58,800,878

Leisure Products (0.3%)
Acushnet Holdings Corp.	155,681	3,594,674
Callaway Golf Co.	203,768	3,333,644
Hasbro, Inc.	6,686	563,630
Mattel, Inc.(x)	19,217	252,704

		7,744,652

Media (2.7%)
CBS Corp. (Non-Voting), Class B	19,951	1,025,282
Charter Communications, Inc., Class A*	29,759	9,261,596
Comcast Corp., Class A	353,986	12,095,702
Discovery Communications, Inc., Class A(x)*	9,912	212,414
Discovery Communications, Inc., Class C*	17,063	333,070
DISH Network Corp., Class A*	13,096	496,207
Interpublic Group of Cos., Inc. (The)	21,587	497,149
News Corp., Class A	23,685	374,223
News Corp., Class B	5,941	95,650
Omnicom Group, Inc.(x)	13,320	967,964
Time Warner, Inc.	145,000	13,714,100
Twenty-First Century Fox, Inc., Class A	62,651	2,298,665
Twenty-First Century Fox, Inc., Class B	426,671	15,518,024
Viacom, Inc., Class B	19,996	621,076
Walt Disney Co. (The)	87,205	8,758,870

		66,269,992

Multiline Retail (0.3%)
Dollar General Corp.	37,406	3,499,332
Dollar Tree, Inc.*	13,697	1,299,845
Kohl’s Corp.	9,433	617,956
Macy’s, Inc.	17,993	535,112
Nordstrom, Inc.	6,961	336,982
Target Corp.	31,368	2,177,880

		8,467,107

Specialty Retail (1.9%)
Advance Auto Parts, Inc.	4,356	516,404
AutoZone, Inc.*	1,578	1,023,633
Best Buy Co., Inc.	14,918	1,044,111
CarMax, Inc.*	19,039	1,179,276
Foot Locker, Inc.	7,301	332,488
Gap, Inc. (The)	12,717	396,770
Home Depot, Inc. (The)	136,073	24,253,651
L Brands, Inc.	14,019	535,666
Lowe’s Cos., Inc.	48,090	4,219,898
O’Reilly Automotive, Inc.*	34,751	8,596,702
Ross Stores, Inc.	22,263	1,736,069
Tiffany & Co.	5,749	561,447
TJX Cos., Inc. (The)	36,722	2,995,046
Tractor Supply Co.	7,042	443,787
Ulta Beauty, Inc.*	3,357	685,734

		48,520,682

Textiles, Apparel & Luxury Goods (0.5%)
Hanesbrands, Inc.(x)	21,909	403,564
Michael Kors Holdings Ltd.*	8,493	527,245
NIKE, Inc., Class B	125,904	8,365,063
PVH Corp.	4,519	684,312
Ralph Lauren Corp.	3,320	371,176
Tapestry, Inc.	16,809	884,321
Under Armour, Inc., Class A(x)*	9,635	157,532
Under Armour, Inc., Class C(x)*	11,167	160,247
VF Corp.	18,778	1,391,825

		12,945,285

Total Consumer Discretionary		289,600,088

Consumer Staples (5.7%)
Beverages (1.0%)
Brown-Forman Corp., Class B	15,431	839,446
Coca-Cola Co. (The)	221,369	9,614,055
Constellation Brands, Inc., Class A	9,954	2,268,716
Dr Pepper Snapple Group, Inc.	10,400	1,231,152
Molson Coors Brewing Co., Class B	10,651	802,340
Monster Beverage Corp.*	23,832	1,363,429
PepsiCo, Inc.	82,077	8,958,705

		25,077,843

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	34,758	6,549,450

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
CVS Health Corp.	58,472	$3,637,543
Kroger Co. (The)	51,343	1,229,151
Sysco Corp.	27,698	1,660,772
US Foods Holding Corp.*	342,838	11,234,801
Walgreens Boots Alliance, Inc.	49,387	3,233,367
Walmart, Inc.	160,689	14,296,501

		41,841,585

Food Products (1.1%)
Archer-Daniels-Midland Co.	32,267	1,399,420
Campbell Soup Co.(x)	10,703	463,547
Conagra Brands, Inc.	22,973	847,244
General Mills, Inc.	32,814	1,478,599
Hershey Co. (The)	8,018	793,461
Hormel Foods Corp.(x)	63,833	2,190,749
JM Smucker Co. (The)	6,524	809,041
Kellogg Co.	14,216	924,182
Kraft Heinz Co. (The)	45,637	2,842,729
McCormick & Co., Inc. (Non-Voting)(x)	6,797	723,133
Mondelez International, Inc., Class A	142,012	5,926,161
Nomad Foods Ltd.*	470,594	7,407,149
Tyson Foods, Inc., Class A	17,111	1,252,354

		27,057,769

Household Products (0.9%)
Church & Dwight Co., Inc.	14,257	717,983
Clorox Co. (The)	7,561	1,006,445
Colgate-Palmolive Co.	50,734	3,636,613
Kimberly-Clark Corp.	20,302	2,235,859
Procter & Gamble Co. (The)	181,704	14,405,493

		22,002,393

Personal Products (0.4%)
Coty, Inc., Class A	27,440	502,152
Estee Lauder Cos., Inc. (The), Class A	62,111	9,299,259

		9,801,411

Tobacco (0.8%)
Altria Group, Inc.	110,179	6,866,355
Philip Morris International, Inc.	125,740	12,498,556

		19,364,911

Total Consumer Staples		145,145,912

Energy (4.8%)
Energy Equipment & Services (0.9%)
Baker Hughes a GE Co.	24,450	678,977
Ensco plc, Class A(x)	265,616	1,166,054
Halliburton Co.	281,668	13,221,496
Helmerich & Payne, Inc.(x)	6,141	408,745
National Oilwell Varco, Inc.	22,410	824,912
Schlumberger Ltd.	100,654	6,520,366
TechnipFMC plc	25,925	763,491

		23,584,041

Oil, Gas & Consumable Fuels (3.9%)
Anadarko Petroleum Corp.	31,488	1,902,190
Andeavor	8,163	820,871
Apache Corp.	21,683	834,362
Cabot Oil & Gas Corp.	27,000	647,460
Cameco Corp.	553,050	5,027,225
Chevron Corp.	126,441	14,419,332
Cimarex Energy Co.	5,672	530,332
Concho Resources, Inc.*	8,522	1,281,112
ConocoPhillips	87,747	5,202,520
Devon Energy Corp.	231,935	7,373,214
Enbridge, Inc.	82,200	2,586,834
EOG Resources, Inc.	64,524	6,792,441
EQT Corp.	14,054	667,706
Exxon Mobil Corp.	244,764	18,261,841
Hess Corp.	15,761	797,822
Kinder Morgan, Inc.	110,969	1,671,193
Kosmos Energy Ltd.*	1,327,025	8,360,258
Marathon Oil Corp.	48,222	777,821
Marathon Petroleum Corp.	27,649	2,021,418
Newfield Exploration Co.*	11,464	279,951
Noble Energy, Inc.	58,740	1,779,822
Occidental Petroleum Corp.	63,640	4,134,054
ONEOK, Inc.	23,927	1,361,925
Phillips 66	24,367	2,337,283
Pioneer Natural Resources Co.	9,801	1,683,616
Range Resources Corp.(x)	14,360	208,794
Valero Energy Corp.	25,357	2,352,369
Williams Cos., Inc. (The)	164,198	4,081,962

		98,195,728

Total Energy		121,779,769

Financials (11.9%)
Banks (5.0%)
Bank of America Corp.	553,488	16,599,105
BB&T Corp.	44,848	2,333,890
Citigroup, Inc.	376,583	25,419,353
Citizens Financial Group, Inc.	88,766	3,726,397
Comerica, Inc.	10,209	979,349
Fifth Third Bancorp	40,503	1,285,970
Huntington Bancshares, Inc.	313,805	4,738,456
JPMorgan Chase & Co.	349,746	38,461,567
KeyCorp	61,837	1,208,913
M&T Bank Corp.	8,650	1,594,714
People’s United Financial, Inc.	19,976	372,752
PNC Financial Services Group, Inc. (The)‡	27,257	4,122,349
Regions Financial Corp.	65,128	1,210,078
SunTrust Banks, Inc.	26,949	1,833,610
SVB Financial Group*	14,379	3,451,104
US Bancorp	91,059	4,598,480
Wells Fargo & Co.	294,958	15,458,749
Zions Bancorp	11,571	610,139

		128,004,975

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	3,200	606,656
Ameriprise Financial, Inc.	8,477	1,254,087
Ares Capital Corp.	367,325	5,829,448
Bank of New York Mellon Corp. (The)	121,208	6,245,848
BlackRock, Inc.‡	7,129	3,861,922
Cboe Global Markets, Inc.	6,650	758,765
Charles Schwab Corp. (The)	68,864	3,596,078
CME Group, Inc.	35,424	5,729,478
E*TRADE Financial Corp.*	15,522	860,074
Franklin Resources, Inc.	19,109	662,700
Goldman Sachs Group, Inc. (The)	20,454	5,151,544
Intercontinental Exchange, Inc.	71,807	5,207,444
Invesco Ltd.	59,486	1,904,147
Moody’s Corp.	59,868	9,656,709
Morgan Stanley	80,288	4,332,340
Nasdaq, Inc.	22,782	1,964,264
Northern Trust Corp.	12,404	1,279,225
Raymond James Financial, Inc.	7,332	655,554
S&P Global, Inc.	14,745	2,817,180
State Street Corp.	54,517	5,436,980
T. Rowe Price Group, Inc.	14,004	1,512,012

		69,322,455

Consumer Finance (0.4%)
American Express Co.	41,561	3,876,810
Capital One Financial Corp.	27,911	2,674,432

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Discover Financial Services	20,429	$1,469,458
Navient Corp.	15,591	204,554
Synchrony Financial	41,308	1,385,057

		9,610,311

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	172,715	34,453,188
Leucadia National Corp.	18,604	422,869

		34,876,057

Insurance (2.1%)
Aflac, Inc.	45,496	1,990,905
Allstate Corp. (The)	20,695	1,961,886
American International Group, Inc.	51,917	2,825,323
Aon plc	48,593	6,819,056
Arthur J Gallagher & Co.	10,289	707,163
Assurant, Inc.	2,952	269,842
Assured Guaranty Ltd.	264,276	9,566,790
Brighthouse Financial, Inc.*	5,589	287,275
Chubb Ltd.	50,950	6,968,431
Cincinnati Financial Corp.	8,528	633,289
Everest Re Group Ltd.	2,452	629,723
Hartford Financial Services Group, Inc. (The)	20,657	1,064,249
Lincoln National Corp.	12,680	926,401
Loews Corp.	15,831	787,276
Marsh & McLennan Cos., Inc.	70,147	5,793,441
MetLife, Inc.	59,767	2,742,708
Principal Financial Group, Inc.	15,455	941,364
Progressive Corp. (The)	33,587	2,046,456
Prudential Financial, Inc.	24,497	2,536,664
Torchmark Corp.	6,041	508,471
Travelers Cos., Inc. (The)	15,816	2,196,210
Unum Group	12,909	614,597
Willis Towers Watson plc	7,558	1,150,252
XL Group Ltd.	14,735	814,256

		54,782,028

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
PennyMac Mortgage Investment Trust (REIT)	371,863	6,704,690

Total Financials		303,300,516

Health Care (11.0%)
Biotechnology (3.1%)
AbbVie, Inc.	92,051	8,712,627
Agios Pharmaceuticals, Inc.*	46,300	3,786,414
Alexion Pharmaceuticals, Inc.*	12,866	1,434,044
Alkermes plc*	122,008	7,071,584
Amgen, Inc.	38,768	6,609,169
Biogen, Inc.*	12,210	3,343,342
Bluebird Bio, Inc.*	18,300	3,124,725
Celgene Corp.*	43,571	3,886,969
Gilead Sciences, Inc.	232,038	17,493,345
Grifols SA (ADR)	358,675	7,603,910
Incyte Corp.*	69,298	5,774,602
Regeneron Pharmaceuticals, Inc.*	4,442	1,529,647
Seattle Genetics, Inc.*	75,000	3,925,500
Ultragenyx Pharmaceutical, Inc.*	27,600	1,407,324
Vertex Pharmaceuticals, Inc.*	14,602	2,379,834

		78,083,036

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	100,450	6,018,964
Align Technology, Inc.*	4,238	1,064,289
Baxter International, Inc.	29,002	1,886,290
Becton Dickinson and Co.	15,309	3,317,460
Boston Scientific Corp.*	79,280	2,165,930
Cooper Cos., Inc. (The)	2,785	637,236
Danaher Corp.	64,760	6,340,652
Dentsply Sirona, Inc.	13,219	665,048
Edwards Lifesciences Corp.*	12,218	1,704,655
Hologic, Inc.*	15,695	586,365
IDEXX Laboratories, Inc.*	5,116	979,151
Intuitive Surgical, Inc.*	6,476	2,673,487
Medtronic plc	230,528	18,492,957
ResMed, Inc.	8,160	803,515
Stryker Corp.	18,581	2,990,055
Varian Medical Systems, Inc.*	5,413	663,904
Zimmer Biomet Holdings, Inc.	11,676	1,273,151

		52,263,109

Health Care Providers & Services (2.0%)
Aetna, Inc.	18,834	3,182,946
AmerisourceBergen Corp.	9,224	795,201
Anthem, Inc.	14,839	3,260,128
Cardinal Health, Inc.	18,062	1,132,126
Centene Corp.*	9,860	1,053,738
Cigna Corp.	14,239	2,388,450
DaVita, Inc.*	8,675	572,030
Envision Healthcare Corp.*	7,296	280,385
Express Scripts Holding Co.*	32,673	2,257,051
HCA Healthcare, Inc.	16,372	1,588,084
Henry Schein, Inc.*	9,244	621,289
Humana, Inc.	18,785	5,049,972
Laboratory Corp. of America Holdings*	5,808	939,444
McKesson Corp.	12,020	1,693,257
Quest Diagnostics, Inc.	8,037	806,111
UnitedHealth Group, Inc.	121,597	26,021,758
Universal Health Services, Inc., Class B	4,992	591,103

		52,233,073

Health Care Technology (0.2%)
Cerner Corp.*	18,191	1,055,078
Evolent Health, Inc., Class A(x)*	259,547	3,698,545

		4,753,623

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	18,572	1,242,467
Illumina, Inc.*	8,427	1,992,311
IQVIA Holdings, Inc.*	8,579	841,686
Mettler-Toledo International, Inc.*	1,451	834,369
PerkinElmer, Inc.	6,569	497,405
Thermo Fisher Scientific, Inc.	115,268	23,798,231
Waters Corp.*	4,556	905,049

		30,111,518

Pharmaceuticals (2.5%)
Akorn, Inc.*	50,532	945,454
Allergan plc	19,197	3,230,663
Bristol-Myers Squibb Co.	94,503	5,977,315
Eli Lilly & Co.	101,837	7,879,129
Johnson & Johnson	155,102	19,876,321
Merck & Co., Inc.	156,183	8,507,288
Mylan NV*	29,904	1,231,148
Nektar Therapeutics*	9,338	992,256
Perrigo Co. plc	7,342	611,882
Pfizer, Inc.	344,319	12,219,881
Zoetis, Inc.	28,193	2,354,397

		63,825,734

Total Health Care		281,270,093

Industrials (7.8%)
Aerospace & Defense (2.3%)
Arconic, Inc.	24,385	561,830
Boeing Co. (The)	40,241	13,194,219
General Dynamics Corp.	72,634	16,044,850

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Harris Corp.	6,904	$1,113,477
Hexcel Corp.	34,125	2,204,134
Huntington Ingalls Industries, Inc.	2,604	671,207
L3 Technologies, Inc.	4,413	917,904
Lockheed Martin Corp.	14,416	4,871,599
Northrop Grumman Corp.	10,073	3,516,686
Raytheon Co.	16,726	3,609,805
Rockwell Collins, Inc.	9,388	1,265,972
Textron, Inc.	15,123	891,803
TransDigm Group, Inc.	22,652	6,952,805
United Technologies Corp.	42,865	5,393,274

		61,209,565

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	45,614	4,274,488
Expeditors International of Washington, Inc.	10,263	649,648
FedEx Corp.	14,245	3,420,367
United Parcel Service, Inc., Class B	84,906	8,886,262

		17,230,765

Airlines (0.3%)
Alaska Air Group, Inc.	7,348	455,282
American Airlines Group, Inc.	24,456	1,270,734
Delta Air Lines, Inc.	37,579	2,059,705
Southwest Airlines Co.	31,414	1,799,394
United Continental Holdings, Inc.*	13,825	960,423

		6,545,538

Building Products (0.2%)
Allegion plc	5,593	477,027
AO Smith Corp.	8,177	519,975
Fortune Brands Home & Security, Inc.	9,145	538,549
Johnson Controls International plc	53,344	1,879,843
Masco Corp.	18,558	750,486

		4,165,880

Commercial Services & Supplies (0.5%)
ADT, Inc.(x)	603,330	4,784,407
Cintas Corp.	4,852	827,654
Republic Services, Inc.	13,391	886,886
Stericycle, Inc.*	5,009	293,177
Waste Connections, Inc.	53,694	3,852,581
Waste Management, Inc.	23,152	1,947,546

		12,592,251

Construction & Engineering (0.0%)
Fluor Corp.	8,185	468,345
Jacobs Engineering Group, Inc.	7,166	423,869
Quanta Services, Inc.*	8,479	291,254

		1,183,468

Electrical Equipment (0.5%)
Acuity Brands, Inc.	2,421	336,979
AMETEK, Inc.	13,131	997,562
Eaton Corp. plc	79,940	6,388,005
Emerson Electric Co.	37,089	2,533,179
Rockwell Automation, Inc.	7,365	1,282,983

		11,538,708

Industrial Conglomerates (0.9%)
3M Co.	34,472	7,567,293
General Electric Co.	503,077	6,781,478
Honeywell International, Inc.	43,653	6,308,295
Roper Technologies, Inc.	5,933	1,665,334

		22,322,400

Machinery (1.4%)
Caterpillar, Inc.	34,659	5,108,043
Cummins, Inc.	9,009	1,460,269
Deere & Co.	33,973	5,276,686
Dover Corp.	8,837	867,970
Flowserve Corp.	7,515	325,625
Fortive Corp.	17,620	1,365,902
IDEX Corp.	9,937	1,416,122
Illinois Tool Works, Inc.	17,840	2,794,814
Ingersoll-Rand plc	14,413	1,232,456
ITT, Inc.	59,757	2,926,898
PACCAR, Inc.	20,272	1,341,398
Parker-Hannifin Corp.	7,688	1,314,879
Pentair plc	9,471	645,259
Snap-on, Inc.	59,096	8,719,025
Stanley Black & Decker, Inc.	8,851	1,355,973
Xylem, Inc.	10,423	801,737

		36,953,056

Professional Services (0.3%)
Equifax, Inc.	31,079	3,661,417
IHS Markit Ltd.*	20,752	1,001,076
Nielsen Holdings plc	19,505	620,064
RELX plc (ADR)	87,300	1,823,697
Robert Half International, Inc.	7,258	420,166
Verisk Analytics, Inc.*	8,867	922,168

		8,448,588

Road & Rail (0.6%)
CSX Corp.	100,602	5,604,537
JB Hunt Transport Services, Inc.	4,888	572,629
Kansas City Southern	6,081	667,998
Norfolk Southern Corp.	16,543	2,246,209
Union Pacific Corp.	45,443	6,108,903

		15,200,276

Trading Companies & Distributors (0.1%)
Fastenal Co.	16,634	908,050
United Rentals, Inc.*	4,819	832,386
WW Grainger, Inc.	3,025	853,867

		2,594,303

Total Industrials		199,984,798

Information Technology (19.6%)
Communications Equipment (1.0%)
ARRIS International plc*	176,379	4,686,390
Casa Systems, Inc.(x)*	47,778	1,401,807
Cisco Systems, Inc.	279,137	11,972,185
EchoStar Corp., Class A*	50,800	2,680,716
F5 Networks, Inc.*	3,472	502,086
Juniper Networks, Inc.	19,945	485,262
Motorola Solutions, Inc.	9,255	974,552
Palo Alto Networks, Inc.*	21,465	3,896,327

		26,599,325

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	17,690	1,523,640
Corning, Inc.	50,084	1,396,342
FLIR Systems, Inc.	7,902	395,179
IPG Photonics Corp.*	17,766	4,146,229
TE Connectivity Ltd.	20,332	2,031,167
Trimble, Inc.*	71,100	2,551,068

		12,043,625

Internet Software & Services (3.8%)
Akamai Technologies, Inc.*	9,664	685,951
Alibaba Group Holding Ltd. (ADR)*	31,200	5,726,448
Alphabet, Inc., Class A*	17,254	17,894,814
Alphabet, Inc., Class C*	31,968	32,984,262
eBay, Inc.*	54,463	2,191,591
Facebook, Inc., Class A*	204,585	32,690,637
GoDaddy, Inc., Class A*	57,600	3,537,792
VeriSign, Inc.(x)*	4,963	588,413

		96,299,908

IT Services (3.6%)
Accenture plc, Class A	57,129	8,769,302

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Alliance Data Systems Corp.	2,838	$604,097
Automatic Data Processing, Inc.	25,607	2,905,882
Broadridge Financial Solutions, Inc.	56,950	6,246,846
Cognizant Technology Solutions Corp., Class A	77,500	6,238,750
CSRA, Inc.	9,067	373,832
DXC Technology Co.	16,473	1,656,031
Euronet Worldwide, Inc.*	25,000	1,973,000
Fidelity National Information Services, Inc.	19,332	1,861,672
Fiserv, Inc.*	24,022	1,713,009
Gartner, Inc.*	5,138	604,332
Global Payments, Inc.	39,678	4,424,891
International Business Machines Corp.	49,676	7,621,789
Jack Henry & Associates, Inc.	28,259	3,417,926
Mastercard, Inc., Class A	101,987	17,864,042
Paychex, Inc.	18,431	1,135,165
PayPal Holdings, Inc.*	65,291	4,953,628
Total System Services, Inc.	9,643	831,805
Visa, Inc., Class A	142,863	17,089,271
Western Union Co. (The)	26,557	510,691

		90,795,961

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Micro Devices, Inc.(x)*	46,567	467,998
Analog Devices, Inc.	42,301	3,854,890
Applied Materials, Inc.	61,048	3,394,879
ASML Holding NV (Registered) (NYRS)	32,041	6,362,061
Broadcom Ltd.	53,686	12,651,106
Intel Corp.	271,021	14,114,774
KLA-Tencor Corp.	8,870	966,919
Lam Research Corp.	9,381	1,905,844
Microchip Technology, Inc.(x)	13,539	1,236,923
Micron Technology, Inc.*	66,632	3,474,192
NVIDIA Corp.	34,999	8,105,418
ON Semiconductor Corp.*	259,254	6,341,353
Qorvo, Inc.*	7,100	500,195
QUALCOMM, Inc.	85,817	4,755,120
Skyworks Solutions, Inc.	10,522	1,054,936
Texas Instruments, Inc.	166,284	17,275,245
Xilinx, Inc.	15,078	1,089,235

		87,551,088

Software (3.9%)
Activision Blizzard, Inc.	142,642	9,622,629
Adobe Systems, Inc.*	28,470	6,151,798
ANSYS, Inc.*	4,931	772,638
Autodesk, Inc.*	12,646	1,588,085
CA, Inc.	18,656	632,438
Cadence Design Systems, Inc.*	16,485	606,153
Citrix Systems, Inc.*	7,726	716,973
Electronic Arts, Inc.*	17,791	2,156,981
Intuit, Inc.	14,020	2,430,367
Micro Focus International plc (ADR)	37,012	519,648
Microsoft Corp.	633,524	57,821,736
Oracle Corp.	175,020	8,007,165
Red Hat, Inc.*	10,226	1,528,889
salesforce.com, Inc.*	39,631	4,609,085
Symantec Corp.	35,103	907,413
Synopsys, Inc.*	8,511	708,456
Take-Two Interactive Software, Inc.*	6,671	652,290

		99,432,744

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	401,751	67,405,783
Hewlett Packard Enterprise Co.	89,836	1,575,723
HP, Inc.	389,971	8,548,164
NetApp, Inc.	45,646	2,815,902
Pure Storage, Inc., Class A*	163,137	3,254,583
Seagate Technology plc(x)	16,238	950,248
Western Digital Corp.	17,066	1,574,680
Xerox Corp.	12,919	371,809

		86,496,892

Total Information Technology		499,219,543

Materials (2.4%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	12,544	1,994,872
Albemarle Corp.	6,486	601,512
CF Industries Holdings, Inc.	13,936	525,805
DowDuPont, Inc.	136,062	8,668,510
Eastman Chemical Co.	8,284	874,625
Ecolab, Inc.	14,982	2,053,583
FMC Corp.	7,801	597,323
International Flavors & Fragrances, Inc.	4,513	617,875
LyondellBasell Industries NV, Class A	18,652	1,971,143
Monsanto Co.	25,350	2,958,092
Mosaic Co. (The)	20,791	504,805
Nutrien Ltd.(x)	42,360	2,001,934
PPG Industries, Inc.	14,648	1,634,717
Praxair, Inc.	27,423	3,957,139
Sherwin-Williams Co. (The)	35,517	13,926,925

		42,888,860

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,605	747,317
Vulcan Materials Co.	7,738	883,447

		1,630,764

Containers & Packaging (0.5%)
Avery Dennison Corp.	4,943	525,194
Ball Corp.	19,744	784,034
International Paper Co.	23,978	1,281,145
Packaging Corp. of America	5,343	602,156
RPC Group plc	752,398	8,186,235
Sealed Air Corp.	9,786	418,743
WestRock Co.	14,471	928,604

		12,726,111

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	77,665	1,364,574
Newmont Mining Corp.	30,696	1,199,293
Nucor Corp.	18,316	1,118,924

		3,682,791

Total Materials		60,928,526

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Alexandria Real Estate Equities, Inc. (REIT)	5,877	733,979
American Tower Corp. (REIT)	72,417	10,525,086
Apartment Investment & Management Co. (REIT), Class A	9,317	379,668
AvalonBay Communities, Inc. (REIT)	7,924	1,303,181
Boston Properties, Inc. (REIT)	8,854	1,090,990
Crown Castle International Corp. (REIT)	59,478	6,519,384
Digital Realty Trust, Inc. (REIT)	25,544	2,691,827
Duke Realty Corp. (REIT)	21,096	558,622
Equinix, Inc. (REIT)	4,617	1,930,552
Equity Residential (REIT)	21,189	1,305,666
Essex Property Trust, Inc. (REIT)	3,731	897,977
Extra Space Storage, Inc. (REIT)	7,340	641,222

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Federal Realty Investment Trust (REIT)	4,332	$502,989
GGP, Inc. (REIT)	37,254	762,217
HCP, Inc. (REIT)	27,783	645,399
Host Hotels & Resorts, Inc. (REIT)	41,861	780,289
Iron Mountain, Inc. (REIT)	58,783	1,931,609
Kimco Realty Corp. (REIT)	25,437	366,293
Macerich Co. (The) (REIT)	6,164	345,307
Mid-America Apartment Communities, Inc. (REIT)	6,525	595,341
Outfront Media, Inc. (REIT)	35,900	672,766
Prologis, Inc. (REIT)	30,693	1,933,352
Public Storage (REIT)	8,604	1,724,156
Realty Income Corp. (REIT)	16,480	852,510
Regency Centers Corp. (REIT)	8,391	494,901
SBA Communications Corp. (REIT)*	6,793	1,161,060
Simon Property Group, Inc. (REIT)	17,898	2,762,556
SL Green Realty Corp. (REIT)	5,340	517,072
UDR, Inc. (REIT)	15,298	544,915
Ventas, Inc. (REIT)	20,449	1,012,839
Vornado Realty Trust (REIT)	10,164	684,037
Welltower, Inc. (REIT)	21,221	1,155,059
Weyerhaeuser Co. (REIT)	43,500	1,522,500

		49,545,321

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	62,026	2,928,868

Total Real Estate		52,474,189

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	548,587	19,557,127
CenturyLink, Inc.	55,200	906,936
Verizon Communications, Inc.	238,920	11,425,154

		31,889,217

Wireless Telecommunication Services (0.3%)
China Mobile Ltd.	809,228	7,404,086

Total Telecommunication Services		39,293,303

Utilities (1.8%)
Electric Utilities (1.2%)
Alliant Energy Corp.	13,529	552,795
American Electric Power Co., Inc.	28,370	1,945,898
Duke Energy Corp.	40,231	3,116,696
Edison International	18,793	1,196,362
Entergy Corp.	10,601	835,147
Eversource Energy	18,275	1,076,763
Exelon Corp.	55,348	2,159,125
FirstEnergy Corp.	26,218	891,674
Fortis, Inc.(x)	109,115	3,684,814
NextEra Energy, Inc.	27,246	4,450,090
PG&E Corp.	78,154	3,433,305
Pinnacle West Capital Corp.	6,328	504,974
PPL Corp.	39,430	1,115,475
Southern Co. (The)	57,853	2,583,715
Xcel Energy, Inc.	29,444	1,339,113

		28,885,946

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	242,909	2,761,875
NRG Energy, Inc.	16,915	516,415

		3,278,290

Multi-Utilities (0.5%)
Ameren Corp.	14,102	798,596
CenterPoint Energy, Inc.	24,553	672,752
CMS Energy Corp.	16,690	755,890
Consolidated Edison, Inc.	17,810	1,388,111
Dominion Energy, Inc.	38,203	2,576,029
DTE Energy Co.	10,318	1,077,199
NiSource, Inc.	19,775	472,820
Public Service Enterprise Group, Inc.	29,077	1,460,828
SCANA Corp.	8,354	313,693
Sempra Energy	28,513	3,171,217
WEC Energy Group, Inc.	18,823	1,180,202

		13,867,337

Water Utilities (0.0%)
American Water Works Co., Inc.	10,133	832,223

Total Utilities		46,863,796

Total Common Stocks (80.0%) (Cost $1,183,578,396)		2,039,860,533

EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P 500 ETF	268,244	71,183,910
iShares Morningstar Large-Cap ETF(x)	219,702	33,682,514
iShares Morningstar Large-Cap Growth ETF	70,598	11,568,188
iShares Morningstar Large-Cap Value ETF	26,063	2,646,958
iShares Russell 1000 ETF(x)	253,599	37,243,549
iShares Russell 1000 Growth ETF(x)	78,097	10,628,221
iShares Russell 1000 Value ETF(x)	16,625	1,994,335
iShares S&P 100 ETF(x)	56,815	6,589,972
iShares S&P 500 Growth ETF(x)	69,248	10,738,287
iShares S&P 500 Value ETF	16,046	1,754,470
Vanguard Growth ETF	76,400	10,839,632
Vanguard Large-Cap ETF(x)	308,313	37,370,619
Vanguard Value ETF	23,600	2,435,048

Total Exchange Traded Funds (9.4%) (Cost $142,684,583)		238,675,703

CLOSED END FUND:
Altaba, Inc.*	50,900	3,768,636

Total Close End Funds (0.1%) (Cost $2,774,197)		3,768,636

MASTER LIMITED PARTNERSHIPS:
Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Enterprise Products Partners LP	315,965	7,734,824
Teekay LNG Partners LP	144,921	2,594,086

Total Energy		10,328,910

Financials (0.5%)
Capital Markets (0.5%)
Apollo Global Management LLC, Class A	145,604	4,312,790
Oaktree Capital Group LLC	167,932	6,650,107

Total Financials		10,962,897

Total Master Limited Partnerships (0.8%) (Cost $21,165,979)		21,291,807

SHORT-TERM INVESTMENTS:
Investment Company (4.5%)
JPMorgan Prime Money Market Fund, IM Shares	115,558,521	115,546,965

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,000,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $2,040,001.(xx)	$2,000,000	$2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $5,500,779, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $5,614,630.(xx)	5,500,000	5,500,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $4,200,630, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $4,284,215.(xx)	4,200,000	4,200,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $100,016, collateralized by various Common Stocks; total market value $110,000.(xx)	100,000	100,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,000,292, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $2,040,102.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $5,001,500, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $5,100,261.(xx)	5,000,000	5,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $7,028,416, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $7,167,973.(xx)	7,027,414	7,027,414
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $1,100,174, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $1,122,568.(xx)	1,100,000	1,100,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,000,308, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $5,000,771, collateralized by various Common Stocks; total market value $5,561,586.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $4,500,694, collateralized by various Common Stocks; total market value $5,005,427.(xx)	4,500,000	4,500,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $3,001,097, collateralized by various Common Stocks; total market value $3,336,951.(xx)	3,000,000	3,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,000,300, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $2,040,039.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $1,000,331, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $1,020,000.(xx)	$1,000,000	$1,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $5,001,653, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $5,100,000.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		57,427,414

Total Short-Term Investments (6.8%) (Cost $173,021,985)		172,974,379

Total Investments in Securities (97.1%) (Cost $1,523,225,140)		2,476,571,058
Other Assets Less Liabilities (2.9%)		73,552,714

Net Assets (100%)		$2,550,123,772

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $61,086,618. This was secured by cash collateral of $57,427,414 which was subsequently invested in joint repurchase agreements with a total value of $57,427,414, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $4,155,131 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	7,129	3,876,456	—	(220,574)	116,879	89,161	3,861,922	20,532	—
PNC Financial Services Group, Inc. (The)	27,257	4,196,097	—	(276,449)	145,650	57,051	4,122,349	21,312	—

Total		8,072,553	—	(497,023)	262,529	146,212	7,984,271	41,844	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,728	6/2018	USD	228,355,200	(10,712,506)

					(10,712,506)

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds
Information Technology	$3,768,636	$—	$—	$3,768,636
Common Stocks
Consumer Discretionary	285,654,798	3,945,290	—	289,600,088
Consumer Staples	145,145,912	—	—	145,145,912
Energy	121,779,769	—	—	121,779,769
Financials	303,300,516	—	—	303,300,516
Health Care	281,270,093	—	—	281,270,093
Industrials	199,984,798	—	—	199,984,798
Information Technology	499,219,543	—	—	499,219,543
Materials	52,742,291	8,186,235	—	60,928,526
Real Estate	52,474,189	—	—	52,474,189
Telecommunication Services	31,889,217	7,404,086	—	39,293,303
Utilities	46,863,796	—	—	46,863,796
Exchange Traded Funds	238,675,703	—	—	238,675,703
Master Limited Partnerships
Energy	10,328,910	—	—	10,328,910
Financials	10,962,897	—	—	10,962,897
Short-Term Investments
Investment Company	115,546,965	—	—	115,546,965
Repurchase Agreements	—	57,427,414	—	57,427,414

Total Assets	$2,399,608,033	$76,963,025	$—	$2,476,571,058

Liabilities:
Futures	$(10,712,506)	$—	$—	$(10,712,506)

Total Liabilities	$(10,712,506)	$—	$—	$(10,712,506)

Total	$2,388,895,527	$76,963,025	$—	$2,465,858,552

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$987,039,251
Aggregate gross unrealized depreciation	(48,352,522)

Net unrealized appreciation	$938,686,729

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,527,171,823

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.3%)
Auto Components (0.2%)
Aptiv plc	89,113	$7,571,931
BorgWarner, Inc.	4,090	205,441
Delphi Technologies plc	18,092	862,084
Gentex Corp.	36,736	845,663
Lear Corp.	11,074	2,060,761
Visteon Corp.*	6,127	675,440

		12,221,320

Automobiles (0.4%)
Ferrari NV(x)	21,692	2,614,320
Harley-Davidson, Inc.(x)	24,926	1,068,827
Tesla, Inc.(x)*	56,640	15,073,603
Thor Industries, Inc.	9,776	1,125,902

		19,882,652

Distributors (0.0%)
Genuine Parts Co.	10,710	962,186
LKQ Corp.*	8,776	333,049
Pool Corp.	7,613	1,113,173

		2,408,408

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	10,874	1,084,355
H&R Block, Inc.	7,244	184,070
Service Corp. International	35,983	1,357,998
ServiceMaster Global Holdings, Inc.*	26,622	1,353,729

		3,980,152

Hotels, Restaurants & Leisure (3.4%)
Aramark	21,247	840,531
Caesars Entertainment Corp.*	229,319	2,579,839
Carnival Corp.	146,660	9,617,963
Chipotle Mexican Grill, Inc.*	5,014	1,620,074
Choice Hotels International, Inc.	6,776	543,096
Darden Restaurants, Inc.	147,982	12,615,466
Domino’s Pizza, Inc.	8,651	2,020,528
Dunkin’ Brands Group, Inc.(x)	78,678	4,696,290
Extended Stay America, Inc.	21,123	417,602
Hilton Grand Vacations, Inc.*	13,650	587,223
Hilton Worldwide Holdings, Inc.	37,974	2,990,832
Las Vegas Sands Corp.	71,787	5,161,485
Marriott International, Inc., Class A	69,620	9,466,928
McDonald’s Corp.	255,415	39,941,797
MGM Resorts International	39,666	1,389,103
Six Flags Entertainment Corp.	12,831	798,858
Starbucks Corp.	495,488	28,683,800
Vail Resorts, Inc.	7,979	1,768,944
Wendy’s Co. (The)	35,452	622,183
Wyndham Worldwide Corp.	19,669	2,250,724
Wynn Resorts Ltd.	37,949	6,920,380
Yum Brands, Inc.	196,719	16,746,688
Yum China Holdings, Inc.	444,546	18,448,659

		170,728,993

Household Durables (0.2%)
DR Horton, Inc.	37,056	1,624,535
Leggett & Platt, Inc.	21,114	936,617
Mohawk Industries, Inc.*	744	172,772
NVR, Inc.*	1,200	3,359,999
PulteGroup, Inc.	15,979	471,221
Tempur Sealy International, Inc.(x)*	4,099	185,644
Toll Brothers, Inc.	13,469	582,534
Tupperware Brands Corp.	10,463	506,200
Whirlpool Corp.	1,209	185,110

		8,024,632

Internet & Direct Marketing Retail (5.5%)
Amazon.com, Inc.*	129,594	187,566,580
Booking Holdings, Inc.*	24,291	50,534,753
Expedia Group, Inc.	24,347	2,688,152
Liberty Expedia Holdings, Inc., Class A*	2,399	94,233
Liberty Interactive Corp. QVC Group, Class A*	53,216	1,339,447
Netflix, Inc.*	101,685	30,032,665
TripAdvisor, Inc.*	10,631	434,702
Wayfair, Inc., Class A(x)*	7,369	497,629

		273,188,161

Leisure Products (0.1%)
Brunswick Corp.	14,047	834,251
Hasbro, Inc.	17,054	1,437,653
Mattel, Inc.(x)	11,759	154,631
Polaris Industries, Inc.(x)	11,949	1,368,399

		3,794,934

Media (2.6%)
AMC Networks, Inc., Class A*	10,086	521,446
Cable One, Inc.	909	624,583
CBS Corp. (Non-Voting), Class B	65,997	3,391,586
Charter Communications, Inc., Class A*	23,690	7,372,802
Comcast Corp., Class A	1,378,717	47,110,761
Discovery Communications, Inc., Class C*	10,111	197,367
DISH Network Corp., Class A*	33,491	1,268,974
GCI Liberty, Inc., Class A*	3,104	164,077
Interpublic Group of Cos., Inc. (The)	65,056	1,498,240
Lions Gate Entertainment Corp., Class A(x)	7,315	188,946
Lions Gate Entertainment Corp., Class B	13,400	322,672
Live Nation Entertainment, Inc.*	26,559	1,119,196
Madison Square Garden Co. (The), Class A*	228	56,042
Omnicom Group, Inc.(x)	45,868	3,333,228
Sirius XM Holdings, Inc.(x)	267,924	1,671,846
Time Warner, Inc.	165,550	15,657,719
Twenty-First Century Fox, Inc., Class A	10,596	388,767
Twenty-First Century Fox, Inc., Class B	4,454	161,992
Walt Disney Co. (The)	426,301	42,817,672

		127,867,916

Multiline Retail (0.4%)
Dollar General Corp.	149,618	13,996,764
Dollar Tree, Inc.*	43,390	4,117,711
Dollarama, Inc.	18,395	2,235,642
Nordstrom, Inc.	23,574	1,141,217

		21,491,334

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	3,841	455,351
AutoZone, Inc.*	4,665	3,026,139
Burlington Stores, Inc.*	7,735	1,029,915
CarMax, Inc.*	36,242	2,244,829
Dick’s Sporting Goods, Inc.	12,934	453,337
Floor & Decor Holdings, Inc., Class A(x)*	5,849	304,850
Foot Locker, Inc.	2,146	97,729
Gap, Inc. (The)	1,722	53,726
Home Depot, Inc. (The)	239,709	42,725,731
L Brands, Inc.	7,845	299,757
Lowe’s Cos., Inc.	165,974	14,564,219
Michaels Cos., Inc. (The)*	17,745	349,754

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
O’Reilly Automotive, Inc.*	59,735	$14,777,244
Ross Stores, Inc.	75,175	5,862,147
Sally Beauty Holdings, Inc.(x)*	7,777	127,932
TJX Cos., Inc. (The)	126,728	10,335,936
Tractor Supply Co.	24,911	1,569,891
Ulta Beauty, Inc.*	67,447	13,777,399
Williams-Sonoma, Inc.(x)	2,899	152,951

		112,208,837

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.	9,187	956,367
Hanesbrands, Inc.(x)	71,916	1,324,693
Lululemon Athletica, Inc.*	18,970	1,690,606
LVMH Moet Hennessy Louis Vuitton SE	19,614	6,048,742
Michael Kors Holdings Ltd.*	1,816	112,737
NIKE, Inc., Class B	491,652	32,665,359
Skechers U.S.A., Inc., Class A*	11,493	446,963
Tapestry, Inc.	9,330	490,851
Under Armour, Inc., Class A(x)*	719,074	11,756,860
Under Armour, Inc., Class C(x)*	26,552	381,021
VF Corp.	48,013	3,558,724

		59,432,923

Total Consumer Discretionary		815,230,262

Consumer Staples (6.8%)
Beverages (2.9%)
Anheuser-Busch InBev SA/NV (ADR)	72,925	8,017,375
Brown-Forman Corp., Class A	10,053	536,126
Brown-Forman Corp., Class B	44,048	2,396,212
Coca-Cola Co. (The)	1,112,322	48,308,144
Constellation Brands, Inc., Class A	32,250	7,350,420
Diageo plc (ADR)	72,925	9,875,504
Dr Pepper Snapple Group, Inc.	36,059	4,268,664
Heineken NV	79,625	8,569,423
Monster Beverage Corp.*	521,922	29,859,158
PepsiCo, Inc.	247,667	27,032,853

		146,213,879

Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	86,926	16,379,466
Kroger Co. (The)	96,140	2,301,592
Rite Aid Corp.(x)*	112,315	188,689
Sprouts Farmers Market, Inc.*	26,545	623,011
Sysco Corp.	95,703	5,738,352
Walgreens Boots Alliance, Inc.	32,221	2,109,509
Walmart, Inc.	160,578	14,286,625

		41,627,244

Food Products (1.4%)
Blue Buffalo Pet Products, Inc.*	17,994	716,341
Campbell Soup Co.(x)	22,478	973,522
Danone SA (ADR)	715,544	11,634,745
General Mills, Inc.	80,459	3,625,483
Hershey Co. (The)	105,830	10,472,937
Kellogg Co.	260,304	16,922,363
Lamb Weston Holdings, Inc.	6,774	394,382
McCormick & Co., Inc. (Non-Voting)	23,938	2,546,764
Nestle SA (Registered)	199,117	15,763,374
Nestle SA (ADR)	101,902	8,055,353
Pilgrim’s Pride Corp.*	9,219	226,880
TreeHouse Foods, Inc.*	3,598	137,695

		71,469,839

Household Products (0.8%)
Church & Dwight Co., Inc.	49,639	2,499,820
Clorox Co. (The)	21,893	2,914,177
Colgate-Palmolive Co.	43,247	3,099,945
Energizer Holdings, Inc.	11,838	705,308
Kimberly-Clark Corp.	59,418	6,543,704
Procter & Gamble Co. (The)	290,641	23,042,019
Spectrum Brands Holdings, Inc.(x)	4,717	489,153

		39,294,126

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	43,532	6,517,611
Herbalife Ltd.*	12,749	1,242,645
Nu Skin Enterprises, Inc., Class A	2,607	192,162

		7,952,418

Tobacco (0.7%)
Altria Group, Inc.	380,326	23,701,916
Philip Morris International, Inc.	106,155	10,551,807

		34,253,723

Total Consumer Staples		340,811,229

Energy (0.7%)
Energy Equipment & Services (0.4%)
Halliburton Co.	116,524	5,469,637
RPC, Inc.(x)	9,488	171,069
Schlumberger Ltd.	228,237	14,785,192

		20,425,898

Oil, Gas & Consumable Fuels (0.3%)
Antero Resources Corp.*	23,266	461,830
Apache Corp.	4,686	180,317
Cabot Oil & Gas Corp.	64,287	1,541,602
Cheniere Energy, Inc.*	26,664	1,425,191
Chesapeake Energy Corp.(x)*	12,385	37,403
Cimarex Energy Co.	17,206	1,608,761
Continental Resources, Inc.*	7,218	425,501
Devon Energy Corp.	6,773	215,314
Diamondback Energy, Inc.*	4,581	579,588
EOG Resources, Inc.	10,899	1,147,338
EQT Corp.	6,355	301,926
Gulfport Energy Corp.*	4,028	38,870
Laredo Petroleum, Inc.*	32,879	286,376
Newfield Exploration Co.*	39,754	970,793
ONEOK, Inc.	76,917	4,378,116
Parsley Energy, Inc., Class A*	30,523	884,862
RSP Permian, Inc.*	13,539	634,708
Williams Cos., Inc. (The)	24,234	602,457

		15,720,953

Total Energy		36,146,851

Financials (3.3%)
Banks (0.3%)
Bank of the Ozarks, Inc.	10,856	524,019
East West Bancorp, Inc.	2,003	125,268
First Republic Bank	45,282	4,193,566
JPMorgan Chase & Co.	51,300	5,641,461
Pinnacle Financial Partners, Inc.	4,156	266,815
Signature Bank*	6,501	922,817
SVB Financial Group*	7,691	1,845,917
Western Alliance Bancorp*	11,684	678,957

		14,198,820

Capital Markets (2.2%)
Ameriprise Financial, Inc.	26,510	3,921,889
BGC Partners, Inc., Class A	12,935	173,976
Cboe Global Markets, Inc.	21,945	2,503,925
Charles Schwab Corp. (The)	241,729	12,623,088
Eaton Vance Corp.	22,103	1,230,474
FactSet Research Systems, Inc.	52,844	10,538,150
Federated Investors, Inc., Class B	4,719	157,615

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Intercontinental Exchange, Inc.	116,154	$8,423,488
Invesco Ltd.	11,990	383,800
Lazard Ltd., Class A	21,256	1,117,215
Legg Mason, Inc.	4,580	186,177
LPL Financial Holdings, Inc.	17,195	1,050,099
MarketAxess Holdings, Inc.	7,290	1,585,138
Moody’s Corp.	33,079	5,335,643
Morgan Stanley	84,000	4,532,640
Morningstar, Inc.	3,460	330,499
MSCI, Inc.	80,306	12,003,338
Raymond James Financial, Inc.	6,398	572,045
S&P Global, Inc.	50,607	9,668,973
SEI Investments Co.	274,494	20,562,345
State Street Corp.	25,581	2,551,193
T. Rowe Price Group, Inc.	7,291	787,209
TD Ameritrade Holding Corp.	165,247	9,787,580

		110,026,499

Consumer Finance (0.1%)
American Express Co.	64,082	5,977,570
Capital One Financial Corp.	5,693	545,503
Credit Acceptance Corp.(x)*	1,974	652,229

		7,175,302

Diversified Financial Services (0.0%)
Leucadia National Corp.	15,323	348,291
Voya Financial, Inc.	2,431	122,766

		471,057

Insurance (0.7%)
Allstate Corp. (The)	20,094	1,904,911
American International Group, Inc.	21,370	1,162,955
Aon plc	49,521	6,949,282
Arch Capital Group Ltd.*	3,206	274,402
Arthur J Gallagher & Co.	24,483	1,682,717
Aspen Insurance Holdings Ltd.	4,244	190,343
Assurant, Inc.	1,961	179,255
Chubb Ltd.	31,700	4,335,609
Erie Indemnity Co., Class A	3,896	458,325
Marsh & McLennan Cos., Inc.	101,441	8,378,013
Progressive Corp. (The)	115,485	7,036,501
RenaissanceRe Holdings Ltd.	565	78,258
XL Group Ltd.	15,688	866,919

		33,497,490

Total Financials		165,369,168

Health Care (9.9%)
Biotechnology (3.2%)
AbbVie, Inc.	317,421	30,043,898
ACADIA Pharmaceuticals, Inc.(x)*	20,410	458,613
Agios Pharmaceuticals, Inc.(x)*	9,082	742,726
Alexion Pharmaceuticals, Inc.*	79,787	8,893,059
Alkermes plc*	29,942	1,735,438
Alnylam Pharmaceuticals, Inc.*	32,337	3,851,337
Amgen, Inc.	73,920	12,601,882
Biogen, Inc.*	39,700	10,870,654
BioMarin Pharmaceutical, Inc.*	153,232	12,422,518
Celgene Corp.*	148,797	13,274,180
Exelixis, Inc.*	57,464	1,272,828
Gilead Sciences, Inc.	185,356	13,973,989
Incyte Corp.*	61,825	5,151,877
Intercept Pharmaceuticals, Inc.(x)*	3,271	201,232
Intrexon Corp.(x)*	8,993	137,863
Ionis Pharmaceuticals, Inc.(x)*	24,271	1,069,866
Neurocrine Biosciences, Inc.*	17,395	1,442,567
OPKO Health, Inc.(x)*	8,676	27,503
Regeneron Pharmaceuticals, Inc.*	80,126	27,592,189
Seattle Genetics, Inc.(x)*	20,942	1,096,104
TESARO, Inc.(x)*	7,485	427,693
Vertex Pharmaceuticals, Inc.*	99,858	16,274,857

		163,562,873

Health Care Equipment & Supplies (2.4%)
ABIOMED, Inc.*	8,133	2,366,622
Align Technology, Inc.*	56,787	14,260,919
Baxter International, Inc.	9,059	589,197
Becton Dickinson and Co.	95,731	20,744,909
Boston Scientific Corp.*	272,459	7,443,580
Cooper Cos., Inc. (The)	7,579	1,734,151
Danaher Corp.	23,668	2,317,334
DexCom, Inc.(x)*	16,980	1,259,237
Edwards Lifesciences Corp.*	41,602	5,804,311
Hill-Rom Holdings, Inc.	12,137	1,055,919
Hologic, Inc.*	31,001	1,158,197
IDEXX Laboratories, Inc.*	17,360	3,322,530
Intuitive Surgical, Inc.*	39,182	16,175,505
Medtronic plc	19,437	1,559,236
ResMed, Inc.	27,765	2,734,020
Stryker Corp.	113,448	18,256,052
Teleflex, Inc.	1,478	376,860
Varian Medical Systems, Inc.*	123,764	15,179,655
West Pharmaceutical Services, Inc.	14,497	1,279,940

		117,618,174

Health Care Providers & Services (1.8%)
Aetna, Inc.	20,452	3,456,388
AmerisourceBergen Corp.	31,579	2,722,426
Anthem, Inc.	25,300	5,558,410
Centene Corp.*	24,819	2,652,407
Cigna Corp.	57,116	9,580,638
Express Scripts Holding Co.*	7,485	517,064
HCA Healthcare, Inc.	4,207	408,079
Henry Schein, Inc.*	31,333	2,105,891
Humana, Inc.	25,752	6,922,910
LifePoint Health, Inc.*	1,356	63,732
McKesson Corp.	4,381	617,151
Patterson Cos., Inc.	1,934	42,993
Premier, Inc., Class A*	3,376	105,703
UnitedHealth Group, Inc.	242,672	51,931,807
WellCare Health Plans, Inc.*	8,124	1,573,050

		88,258,649

Health Care Technology (0.4%)
athenahealth, Inc.*	7,824	1,119,067
Cerner Corp.*	257,390	14,928,620
Veeva Systems, Inc., Class A*	21,572	1,575,187

		17,622,874

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	15,759	1,054,277
Bio-Techne Corp.	7,349	1,109,993
Bruker Corp.	7,136	213,509
Charles River Laboratories International, Inc.*	9,400	1,003,356
Illumina, Inc.*	29,011	6,858,780
IQVIA Holdings, Inc.*	20,814	2,042,062
Mettler-Toledo International, Inc.*	5,024	2,888,951
PerkinElmer, Inc.	4,655	352,477
QIAGEN NV*	15,662	506,039
Thermo Fisher Scientific, Inc.	35,845	7,400,558
Waters Corp.*	15,192	3,017,891

		26,447,893

Pharmaceuticals (1.6%)
Akorn, Inc.*	17,991	336,612
Bristol-Myers Squibb Co.	161,515	10,215,824
Eli Lilly & Co.	194,600	15,056,202
Johnson & Johnson	82,303	10,547,129
Merck & Co., Inc.	79,768	4,344,963
Novartis AG (ADR)	84,277	6,813,795

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Novo Nordisk A/S (ADR)	298,906	$14,721,121
Zoetis, Inc.	239,176	19,973,587

		82,009,233

Total Health Care		495,519,696

Industrials (8.3%)
Aerospace & Defense (2.1%)
Boeing Co. (The)	162,182	53,176,233
BWX Technologies, Inc.	18,607	1,182,103
General Dynamics Corp.	20,837	4,602,893
Harris Corp.	6,284	1,013,484
HEICO Corp.	5,815	504,800
HEICO Corp., Class A	11,668	827,845
Hexcel Corp.	12,121	782,895
Huntington Ingalls Industries, Inc.	7,423	1,913,352
Lockheed Martin Corp.	44,347	14,986,181
Northrop Grumman Corp.	32,165	11,229,445
Raytheon Co.	21,601	4,661,928
Rockwell Collins, Inc.	32,302	4,355,925
TransDigm Group, Inc.	9,615	2,951,228

		102,188,312

Air Freight & Logistics (1.1%)
CH Robinson Worldwide, Inc.	27,895	2,614,040
Expeditors International of Washington, Inc.	314,840	19,929,373
FedEx Corp.	49,291	11,835,262
United Parcel Service, Inc., Class B	179,691	18,806,460
XPO Logistics, Inc.*	17,324	1,763,756

		54,948,891

Airlines (0.3%)
Alaska Air Group, Inc.	19,600	1,214,416
American Airlines Group, Inc.	134,585	6,993,038
Copa Holdings SA, Class A	396	50,937
Southwest Airlines Co.	109,748	6,286,365

		14,544,756

Building Products (0.2%)
Allegion plc	18,850	1,607,717
AO Smith Corp.	28,616	1,819,691
Armstrong World Industries, Inc.*	9,036	508,727
Fortune Brands Home & Security, Inc.	63,169	3,720,022
Lennox International, Inc.	7,043	1,439,378
Masco Corp.	40,358	1,632,078

		10,727,613

Commercial Services & Supplies (0.3%)
ADT, Inc.(x)	13,673	108,427
Cintas Corp.	17,160	2,927,153
Clean Harbors, Inc.*	7,308	356,703
Copart, Inc.*	39,568	2,015,198
KAR Auction Services, Inc.	26,920	1,459,064
Rollins, Inc.	19,190	979,266
Waste Management, Inc.	71,534	6,017,440

		13,863,251

Construction & Engineering (0.0%)
Quanta Services, Inc.*	7,411	254,568

Electrical Equipment (0.2%)
Acuity Brands, Inc.	31,410	4,371,958
AMETEK, Inc.	7,503	570,003
Emerson Electric Co.	17,780	1,214,374
Hubbell, Inc.	6,821	830,661
Rockwell Automation, Inc.	25,635	4,465,617
Sensata Technologies Holding plc*	17,393	901,479

		12,354,092

Industrial Conglomerates (1.1%)
3M Co.	115,563	25,368,390
General Electric Co.	300,437	4,049,891
Honeywell International, Inc.	114,085	16,486,423
Roper Technologies, Inc.	36,745	10,313,954

		56,218,658

Machinery (1.8%)
Allison Transmission Holdings, Inc.	24,633	962,165
Caterpillar, Inc.	102,501	15,106,598
Cummins, Inc.	10,148	1,644,889
Deere & Co.	150,843	23,428,936
Donaldson Co., Inc.	24,308	1,095,075
Dover Corp.	3,252	319,411
Fortive Corp.	110,072	8,532,781
Gardner Denver Holdings, Inc.*	13,736	421,420
Gates Industrial Corp. plc(x)*	6,995	122,482
Graco, Inc.	32,924	1,505,285
IDEX Corp.	14,197	2,023,214
Illinois Tool Works, Inc.	75,573	11,839,266
Ingersoll-Rand plc	24,854	2,125,266
Lincoln Electric Holdings, Inc.	11,610	1,044,320
Middleby Corp. (The)*	10,824	1,339,903
Nordson Corp.	11,420	1,557,003
Parker-Hannifin Corp.	22,717	3,885,289
Snap-on, Inc.	1,492	220,130
Stanley Black & Decker, Inc.	3,222	493,610
Toro Co. (The)	20,866	1,303,082
WABCO Holdings, Inc.*	10,029	1,342,582
Wabtec Corp.(x)	31,207	2,540,250
Welbilt, Inc.*	26,723	519,762
Xylem, Inc.	18,318	1,409,021

		84,781,740

Professional Services (0.4%)
Dun & Bradstreet Corp. (The)	3,088	361,296
Equifax, Inc.	53,170	6,263,958
IHS Markit Ltd.*	43,649	2,105,628
Robert Half International, Inc.	24,299	1,406,669
TransUnion*	101,973	5,790,027
Verisk Analytics, Inc.*	30,177	3,138,408

		19,065,986

Road & Rail (0.6%)
CSX Corp.	152,447	8,492,822
JB Hunt Transport Services, Inc.	17,225	2,017,909
Landstar System, Inc.	8,416	922,814
Old Dominion Freight Line, Inc.	7,585	1,114,767
Union Pacific Corp.	142,338	19,134,498

		31,682,810

Trading Companies & Distributors (0.2%)
Air Lease Corp.	1,493	63,632
Fastenal Co.	57,624	3,145,693
HD Supply Holdings, Inc.*	37,049	1,405,639
MSC Industrial Direct Co., Inc., Class A	3,573	327,680
United Rentals, Inc.*	16,757	2,894,437
Univar, Inc.*	21,687	601,814
Watsco, Inc.	5,935	1,074,057
WW Grainger, Inc.	9,610	2,712,615

		12,225,567

Total Industrials		412,856,244

Information Technology (31.1%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	10,526	2,687,288
Cisco Systems, Inc.	432,967	18,569,954
CommScope Holding Co., Inc.*	19,380	774,619
F5 Networks, Inc.*	12,622	1,825,267
Motorola Solutions, Inc.	2,910	306,423

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Palo Alto Networks, Inc.*	17,698	$3,212,541

		27,376,092

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	59,373	5,113,797
CDW Corp.	29,624	2,082,863
Cognex Corp.	32,946	1,712,863
Coherent, Inc.*	4,851	909,077
Corning, Inc.	10,245	285,631
FLIR Systems, Inc.	14,901	745,199
IPG Photonics Corp.*	7,142	1,666,800
National Instruments Corp.	17,016	860,499
Trimble, Inc.*	39,175	1,405,599
Universal Display Corp.(x)	8,218	830,018
Zebra Technologies Corp., Class A*	10,375	1,444,096

		17,056,442

Internet Software & Services (8.1%)
Alibaba Group Holding Ltd. (ADR)*	270,878	49,716,948
Alphabet, Inc., Class A*	87,370	90,614,922
Alphabet, Inc., Class C*	104,802	108,133,656
CoStar Group, Inc.*	7,057	2,559,433
Dropbox, Inc., Class A(x)*	4,864	152,000
eBay, Inc.*	113,850	4,581,324
Facebook, Inc., Class A*	819,524	130,951,740
GoDaddy, Inc., Class A*	24,710	1,517,688
IAC/InterActiveCorp*	13,898	2,173,369
LogMeIn, Inc.	6,516	752,924
Match Group, Inc.(x)*	6,746	299,792
Pandora Media, Inc.(x)*	51,381	258,446
Tencent Holdings Ltd.	118,600	6,313,223
Twitter, Inc.*	8,133	235,938
VeriSign, Inc.(x)*	16,920	2,006,035
Zillow Group, Inc., Class A*	7,274	392,796
Zillow Group, Inc., Class C(x)*	14,867	799,845

		401,460,079

IT Services (6.7%)
Accenture plc, Class A	202,036	31,012,526
Alliance Data Systems Corp.	9,606	2,044,733
Automatic Data Processing, Inc.	236,839	26,876,490
Black Knight, Inc.*	23,802	1,121,074
Booz Allen Hamilton Holding Corp.	26,969	1,044,240
Broadridge Financial Solutions, Inc.	23,347	2,560,932
Cognizant Technology Solutions Corp., Class A	116,404	9,370,522
CoreLogic, Inc.*	10,203	461,482
CSRA, Inc.	32,766	1,350,942
DST Systems, Inc.	923	77,209
DXC Technology Co.	56,309	5,660,744
Euronet Worldwide, Inc.*	10,272	810,666
Fidelity National Information Services, Inc.	70,635	6,802,151
First Data Corp., Class A*	93,532	1,496,512
Fiserv, Inc.*	140,146	9,993,811
FleetCor Technologies, Inc.*	17,705	3,585,263
Gartner, Inc.*	101,618	11,952,309
Genpact Ltd.	30,416	973,008
Global Payments, Inc.	30,182	3,365,897
International Business Machines Corp.	115,804	17,767,808
Jack Henry & Associates, Inc.	15,392	1,861,662
Mastercard, Inc., Class A	284,613	49,852,813
Paychex, Inc.	63,890	3,934,985
PayPal Holdings, Inc.*	315,943	23,970,595
Sabre Corp.	32,524	697,640
Square, Inc., Class A*	48,368	2,379,706
Switch, Inc., Class A(x)	5,233	83,257
Total System Services, Inc.	36,100	3,113,986
Visa, Inc., Class A	785,291	93,936,510
Western Union Co. (The)	91,206	1,753,891
WEX, Inc.*	6,333	991,874
Worldpay, Inc.*	120,589	9,917,239

		330,822,477

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.(x)*	167,131	1,679,667
Analog Devices, Inc.	74,003	6,743,893
Applied Materials, Inc.	209,966	11,676,209
ASML Holding NV (Registered) (NYRS)(x)	15,700	3,117,392
Broadcom Ltd.	100,881	23,772,608
Cavium, Inc.*	13,285	1,054,563
Cypress Semiconductor Corp.	6,202	105,186
KLA-Tencor Corp.	31,130	3,393,481
Lam Research Corp.	32,453	6,593,151
Maxim Integrated Products, Inc.	55,850	3,363,287
Microchip Technology, Inc.(x)	45,248	4,133,857
Micron Technology, Inc.*	164,141	8,558,312
Microsemi Corp.*	19,276	1,247,543
NVIDIA Corp.	115,537	26,757,214
NXP Semiconductors NV*	39,779	4,654,143
ON Semiconductor Corp.*	78,017	1,908,296
Qorvo, Inc.*	12,820	903,169
QUALCOMM, Inc.	258,536	14,325,480
Skyworks Solutions, Inc.	36,623	3,671,822
Teradyne, Inc.	36,731	1,678,974
Texas Instruments, Inc.	243,945	25,343,446
Versum Materials, Inc.	2,495	93,887
Xilinx, Inc.	75,603	5,461,561

		160,237,141

Software (8.6%)
Activision Blizzard, Inc.	186,540	12,583,988
Adobe Systems, Inc.*	200,889	43,408,095
ANSYS, Inc.*	16,974	2,659,656
Atlassian Corp. plc, Class A*	18,235	983,231
Autodesk, Inc.*	194,078	24,372,315
Cadence Design Systems, Inc.*	55,044	2,023,968
CDK Global, Inc.	25,278	1,601,109
Citrix Systems, Inc.*	29,918	2,776,390
Dell Technologies, Inc., Class V*	39,791	2,913,099
Electronic Arts, Inc.*	104,794	12,705,225
Fortinet, Inc.*	28,844	1,545,462
Guidewire Software, Inc.*	6,094	492,578
Intuit, Inc.	92,550	16,043,543
Manhattan Associates, Inc.*	14,261	597,251
Microsoft Corp.	2,099,737	191,642,996
Oracle Corp.	700,238	32,035,889
PTC, Inc.*	22,799	1,778,550
Red Hat, Inc.*	55,562	8,307,075
salesforce.com, Inc.*	204,018	23,727,293
ServiceNow, Inc.*	58,534	9,684,450
Snap, Inc., Class A(x)*	61,800	980,766
Splunk, Inc.*	27,684	2,723,829
SS&C Technologies Holdings, Inc.	31,347	1,681,453
Symantec Corp.	365,411	9,445,874
Synopsys, Inc.*	2,466	205,270
Tableau Software, Inc., Class A*	12,725	1,028,435
Take-Two Interactive Software, Inc.*	22,195	2,170,227
Tyler Technologies, Inc.*	6,739	1,421,659
Ultimate Software Group, Inc. (The)*	5,746	1,400,300
VMware, Inc., Class A(x)*	39,312	4,767,366
Workday, Inc., Class A*	55,837	7,097,441

		424,804,783

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (3.7%)
Apple, Inc.	1,069,289	$179,405,308
NCR Corp.*	23,818	750,743
NetApp, Inc.	46,272	2,854,520
Western Digital Corp.	8,411	776,083

		183,786,654

Total Information Technology		1,545,543,668

Materials (1.9%)
Chemicals (1.4%)
Albemarle Corp.	4,309	399,617
Axalta Coating Systems Ltd.*	41,626	1,256,689
Celanese Corp.	16,033	1,606,667
Chemours Co. (The)	36,700	1,787,657
DowDuPont, Inc.	263,162	16,766,050
Ecolab, Inc.	51,004	6,991,118
FMC Corp.	26,573	2,034,695
Huntsman Corp.	20,209	591,113
International Flavors & Fragrances, Inc.	15,699	2,149,350
LyondellBasell Industries NV, Class A	28,020	2,961,154
Monsanto Co.	87,304	10,187,503
NewMarket Corp.	1,421	570,787
Platform Specialty Products Corp.*	22,898	220,508
PPG Industries, Inc.	47,329	5,281,916
Praxair, Inc.	49,903	7,201,003
RPM International, Inc.(x)	23,456	1,118,148
Scotts Miracle-Gro Co. (The)(x)	8,191	702,378
Sherwin-Williams Co. (The)	16,302	6,392,340
Westlake Chemical Corp.	3,498	388,803
WR Grace & Co.	13,199	808,175

		69,415,671

Construction Materials (0.1%)
Eagle Materials, Inc.	9,185	946,514
Martin Marietta Materials, Inc.	11,277	2,337,722
Vulcan Materials Co.	24,296	2,773,875

		6,058,111

Containers & Packaging (0.3%)
AptarGroup, Inc.	3,164	284,222
Ardagh Group SA(x)	2,525	47,167
Avery Dennison Corp.	16,425	1,745,156
Ball Corp.	37,995	1,508,781
Berry Global Group, Inc.*	25,571	1,401,547
Crown Holdings, Inc.*	18,216	924,462
Graphic Packaging Holding Co.	43,233	663,627
International Paper Co.	74,362	3,973,162
Owens-Illinois, Inc.*	24,145	522,981
Packaging Corp. of America	18,483	2,083,034
Sealed Air Corp.	18,157	776,938
Silgan Holdings, Inc.	15,458	430,505

		14,361,582

Metals & Mining (0.1%)
Compass Minerals International, Inc.(x)	35,815	2,159,645
Freeport-McMoRan, Inc.*	54,806	962,941
Royal Gold, Inc.	4,908	421,450
Southern Copper Corp.(x)	14,259	772,553
Steel Dynamics, Inc.	5,496	243,033

		4,559,622

Total Materials		94,394,986

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
American Tower Corp. (REIT)	101,116	14,696,199
Boston Properties, Inc. (REIT)	4,649	572,850
CoreSite Realty Corp. (REIT)	6,687	670,439
Crown Castle International Corp. (REIT)	151,997	16,660,390
CubeSmart (REIT)	25,348	714,814
CyrusOne, Inc. (REIT)	15,774	807,787
Digital Realty Trust, Inc. (REIT)	30,927	3,259,087
Douglas Emmett, Inc. (REIT)	25,962	954,363
Equinix, Inc. (REIT)	15,452	6,461,099
Equity LifeStyle Properties, Inc. (REIT)	16,114	1,414,326
Extra Space Storage, Inc. (REIT)	20,461	1,787,473
Federal Realty Investment Trust (REIT)	5,654	656,486
Gaming and Leisure Properties, Inc. (REIT)	13,413	448,933
Hudson Pacific Properties, Inc. (REIT)	3,590	116,783
Iron Mountain, Inc. (REIT)	47,814	1,571,168
Lamar Advertising Co. (REIT), Class A	14,646	932,364
Outfront Media, Inc. (REIT)	3,118	58,431
Public Storage (REIT)	29,387	5,888,861
SBA Communications Corp. (REIT)*	23,163	3,959,020
Simon Property Group, Inc. (REIT)	55,948	8,635,574
Tanger Factory Outlet Centers, Inc. (REIT)(x)	1,668	36,696
Taubman Centers, Inc. (REIT)	6,249	355,631
VICI Properties, Inc. (REIT)	10,045	184,024

		70,842,798

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	25,480	1,203,166

Total Real Estate		72,045,964

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Verizon Communications, Inc.	413,677	19,782,034
Zayo Group Holdings, Inc.*	37,801	1,291,282

		21,073,316

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	37,153	2,267,819

Total Telecommunication Services		23,341,135

Utilities (0.2%)
Electric Utilities (0.1%)
NextEra Energy, Inc.	17,100	2,792,943

Independent Power and Renewable Electricity Producers (0.0%)
NRG Energy, Inc.	11,499	351,064

Multi-Utilities (0.0%)
Sempra Energy	39,150	4,354,263

Water Utilities (0.1%)
American Water Works Co., Inc.	31,200	2,562,456

Total Utilities		10,060,726

Total Common Stocks (80.4%) (Cost $2,054,367,802)		4,011,319,929

EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P 500 ETF	5,579	1,480,499
iShares Morningstar Large-Cap ETF	10,023	1,536,626

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
iShares Morningstar Large-Cap Growth ETF‡	681,865	$111,730,399
iShares Morningstar Large-Cap Value ETF	9,868	1,002,194
iShares Russell 1000 ETF(x)	3,225	473,624
iShares Russell 1000 Growth ETF(x)	1,041,973	141,802,106
iShares Russell 1000 Value ETF(x)	18,790	2,254,048
iShares S&P 100 ETF	2,587	300,066
iShares S&P 500 Growth ETF(x)	655,750	101,687,153
iShares S&P 500 Value ETF	13,804	1,509,329
Vanguard Growth ETF	732,122	103,873,469
Vanguard Large-Cap ETF(x)	600	72,726
Vanguard Value ETF(x)	21,400	2,208,052

Total Exchange Traded Funds (9.4%) (Cost $226,134,577)		469,930,291

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.0%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Caesars Entertainment Corp.
5.000%, 10/1/24	$573,859	1,000,308

Total Consumer Discretionary		1,000,308

Total Long-Term Debt Securities (0.0%) (Cost $1,064,321)		1,000,308

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.8%)
JPMorgan Prime Money Market Fund, IM Shares	242,351,223	242,326,988

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $4,000,583, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $4,080,001.(xx)	$4,000,000	4,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $4,000,567, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $4,083,368.(xx)	4,000,000	4,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $3,200,480, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $3,264,164.(xx)	3,200,000	3,200,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,500,365, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $2,550,127.(xx)	2,500,000	2,500,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $2,536,846, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $2,587,218.(xx)	2,536,485	2,536,485
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $800,127, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $816,413.(xx)	800,000	800,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $3,600,555, collateralized by various Common Stocks; total market value $4,004,342.(xx)	3,600,000	3,600,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $3,700,570, collateralized by various Common Stocks; total market value $4,115,573.(xx)	3,700,000	3,700,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $8,001,233, collateralized by various Common Stocks; total market value $8,898,537.(xx)	8,000,000	8,000,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $6,002,193, collateralized by various Common Stocks; total market value $6,673,903.(xx)	6,000,000	6,000,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $3,000,725, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $3,060,058.(xx)	$3,000,000	$3,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $3,096,855, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $3,158,378.(xx)	3,096,390	3,096,390
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $17,005,619, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $17,340,000.(xx)	17,000,000	$17,000,000

Total Repurchase Agreements		63,432,875

Total Short-Term Investments (6.1%) (Cost $305,795,981)		305,759,863

Total Investments in Securities (95.9%) (Cost $2,587,362,681)		4,788,010,391
Other Assets Less Liabilities (4.1%)		203,991,203

Net Assets (100%)		$4,992,001,594

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $68,135,392. This was secured by cash collateral of $63,432,875 which was subsequently invested in joint repurchase agreements with a total value of $63,432,875, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $5,076,997 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Large-Cap Growth ETF	681,865	106,705,054	—	—	—	5,025,345	111,730,399	201,704	—

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	738	6/2018	USD	97,327,440	(6,944,522)
S&P 500 E-Mini Index	2,982	6/2018	USD	394,071,300	(18,616,666)

					(25,561,188)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$809,181,520	$6,048,742	$—	$815,230,262
Consumer Staples	316,478,432	24,332,797	—	340,811,229
Energy	36,146,851	—	—	36,146,851
Financials	165,369,168	—	—	165,369,168
Health Care	495,519,696	—	—	495,519,696
Industrials	412,856,244	—	—	412,856,244
Information Technology	1,539,230,445	6,313,223	—	1,545,543,668
Materials	94,394,986	—	—	94,394,986
Real Estate	72,045,964	—	—	72,045,964
Telecommunication Services	23,341,135	—	—	23,341,135
Utilities	10,060,726	—	—	10,060,726
Convertible Bonds
Consumer Discretionary	—	1,000,308	—	1,000,308
Exchange Traded Funds	469,930,291	—	—	469,930,291
Short-Term Investments
Investment Company	242,326,988	—	—	242,326,988
Repurchase Agreements	—	63,432,875	—	63,432,875

Total Assets	$4,686,882,446	$101,127,945	$—	$4,788,010,391

Liabilities:
Futures	$(25,561,188)	$—	$—	$(25,561,188)

Total Liabilities	$(25,561,188)	$—	$—	$(25,561,188)

Total	$4,661,321,258	$101,127,945	$—	$4,762,449,203

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,196,354,445
Aggregate gross unrealized depreciation	(50,835,957)

Net unrealized appreciation	$2,145,518,488

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,616,930,715

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.2%)
Auto Components (0.5%)
Adient plc	21,044	$1,257,589
Aptiv plc	43,314	3,680,391
BorgWarner, Inc.	42,600	2,139,798
Gentex Corp.	22,502	517,996
Goodyear Tire & Rubber Co. (The)	55,300	1,469,874
Lear Corp.	49,942	9,293,706
Magna International, Inc.	96,230	5,422,561

		23,781,915

Automobiles (0.5%)
Ford Motor Co.	876,720	9,714,058
General Motors Co.	323,917	11,771,143
Harley-Davidson, Inc.(x)	25,528	1,094,641

		22,579,842

Distributors (0.1%)
Genuine Parts Co.	20,162	1,811,354
LKQ Corp.*	59,100	2,242,845

		4,054,199

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	1,026	617,909
H&R Block, Inc.	39,300	998,613

		1,616,522

Hotels, Restaurants & Leisure (0.6%)
Aramark	31,330	1,239,415
Carnival Corp.	102,017	6,690,274
Extended Stay America, Inc.	18,800	371,676
Hilton Worldwide Holdings, Inc.	5,866	462,006
Hyatt Hotels Corp., Class A	10,292	784,868
International Game Technology plc	24,200	646,866
Marriott International, Inc., Class A	5,160	701,657
McDonald’s Corp.	23,688	3,704,329
MGM Resorts International	104,062	3,644,251
Norwegian Cruise Line Holdings Ltd.*	41,582	2,202,599
Royal Caribbean Cruises Ltd.	38,586	4,543,116
Yum Brands, Inc.	6,753	574,883
Yum China Holdings, Inc.	11,200	464,800

		26,030,740

Household Durables (0.4%)
DR Horton, Inc.	34,565	1,515,330
Garmin Ltd.	27,112	1,597,710
Leggett & Platt, Inc.	5,800	257,288
Lennar Corp., Class A	63,358	3,734,321
Lennar Corp., Class B	3,612	172,256
Mohawk Industries, Inc.*	13,087	3,039,063
Newell Brands, Inc.(x)	156,654	3,991,544
PulteGroup, Inc.	43,800	1,291,662
Tempur Sealy International, Inc.(x)*	6,400	289,856
Toll Brothers, Inc.	17,560	759,470
Whirlpool Corp.	14,572	2,231,119

		18,879,619

Internet & Direct Marketing Retail (0.2%)
Amazon.com, Inc.*	3,789	5,483,972
Booking Holdings, Inc.*	773	1,608,141
Liberty Expedia Holdings, Inc., Class A*	9,800	384,944
Liberty Interactive Corp. QVC Group, Class A*	38,511	969,322
TripAdvisor, Inc.*	12,800	523,392

		8,969,771

Leisure Products (0.1%)
Brunswick Corp.	3,600	213,804
Hasbro, Inc.	16,432	1,385,218
Mattel, Inc.(x)	62,400	820,560

		2,419,582

Media (2.3%)
Charter Communications, Inc., Class A*	18,970	5,903,843
Cinemark Holdings, Inc.	23,800	896,546
Comcast Corp., Class A	727,165	24,847,227
Discovery Communications, Inc., Class A(x)*	34,000	728,620
Discovery Communications, Inc., Class C*	55,537	1,084,082
DISH Network Corp., Class A*	11,300	428,157
GCI Liberty, Inc., Class A*	17,900	946,194
Interpublic Group of Cos., Inc. (The)	499,673	11,507,469
John Wiley & Sons, Inc., Class A	9,912	631,394
Liberty Broadband Corp., Class A*	5,714	484,547
Liberty Broadband Corp., Class C*	23,328	1,998,977
Liberty Media Corp.-Liberty Formula One, Class A*	5,500	161,095
Liberty Media Corp.-Liberty Formula One, Class C(x)*	41,900	1,292,615
Liberty Media Corp.-Liberty SiriusXM, Class A*	19,956	820,192
Liberty Media Corp.-Liberty SiriusXM, Class C*	40,112	1,638,575
Lions Gate Entertainment Corp., Class A(x)	4,100	105,903
Lions Gate Entertainment Corp., Class B	8,100	195,048
Madison Square Garden Co. (The), Class A*	3,800	934,040
News Corp., Class A	85,532	1,351,406
News Corp., Class B	27,200	437,920
Omnicom Group, Inc.	78,368	5,695,003
Sirius XM Holdings, Inc.(x)	17,000	106,080
TEGNA, Inc.	48,138	548,292
Time Warner, Inc.	183,341	17,340,391
Tribune Media Co., Class A	17,800	721,078
Twenty-First Century Fox, Inc., Class A	343,727	12,611,344
Twenty-First Century Fox, Inc., Class B	93,500	3,400,595
Viacom, Inc., Class A(x)	2,200	87,120
Viacom, Inc., Class B	79,000	2,453,740
Walt Disney Co. (The)	110,200	11,068,488

		110,425,981

Multiline Retail (0.4%)
Dollar General Corp.	38,300	3,582,965
Dollar Tree, Inc.*	2,700	256,230
Kohl’s Corp.	37,686	2,468,810
Macy’s, Inc.	68,536	2,038,261
Target Corp.	140,098	9,727,004

		18,073,270

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	11,700	1,387,035
AutoNation, Inc.(x)*	12,900	603,462
AutoZone, Inc.*	900	583,821
Bed Bath & Beyond, Inc.	30,700	644,393
Best Buy Co., Inc.	57,761	4,042,691
Burlington Stores, Inc.*	6,500	865,475
Dick’s Sporting Goods, Inc.	4,000	140,200
Foot Locker, Inc.	25,805	1,175,160
GameStop Corp., Class A(x)	22,296	281,376
Gap, Inc. (The)	101,098	3,154,258
Home Depot, Inc. (The)	47,150	8,404,015
L Brands, Inc.	45,300	1,730,913

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Lowe’s Cos., Inc.	27,886	$2,446,997
Michaels Cos., Inc. (The)*	155,449	3,063,900
Murphy USA, Inc.*	7,330	533,624
Penske Automotive Group, Inc.	7,900	350,207
Ross Stores, Inc.	9,665	753,677
Sally Beauty Holdings, Inc.(x)*	18,800	309,260
Signet Jewelers Ltd.(x)	66,055	2,544,439
Tiffany & Co.	24,300	2,373,138
TJX Cos., Inc. (The)	18,195	1,483,984
Urban Outfitters, Inc.*	18,200	672,672
Williams-Sonoma, Inc.(x)	15,300	807,228

		38,351,925

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	104,225	1,919,825
Michael Kors Holdings Ltd.*	29,900	1,856,192
NIKE, Inc., Class B	42,038	2,793,005
PVH Corp.	17,482	2,647,299
Ralph Lauren Corp.	12,400	1,386,320
Skechers U.S.A., Inc., Class A*	16,700	649,463
Tapestry, Inc.	53,200	2,798,851
Under Armour, Inc., Class A(x)*	11,100	181,485
Under Armour, Inc., Class C(x)*	11,300	162,155
VF Corp.	26,915	1,994,940

		16,389,535

Total Consumer Discretionary		291,572,901

Consumer Staples (7.4%)
Beverages (0.8%)
Brown-Forman Corp., Class A	700	37,331
Brown-Forman Corp., Class B	2,925	159,120
Coca-Cola Co. (The)	218,000	9,467,740
Diageo plc	158,250	5,353,609
Molson Coors Brewing Co., Class B	105,671	7,960,196
PepsiCo, Inc.	140,438	15,328,808

		38,306,804

Food & Staples Retailing (1.5%)
Casey’s General Stores, Inc.	8,500	933,045
CVS Health Corp.	240,848	14,983,154
Kroger Co. (The)	226,198	5,415,180
Rite Aid Corp.(x)*	126,200	212,016
US Foods Holding Corp.*	45,800	1,500,866
Walgreens Boots Alliance, Inc.	252,563	16,535,300
Walmart, Inc.	360,533	32,076,621

		71,656,182

Food Products (2.2%)
Archer-Daniels-Midland Co.	186,470	8,087,204
Bunge Ltd.	31,514	2,330,145
Campbell Soup Co.(x)	13,600	589,016
Conagra Brands, Inc.	87,420	3,224,050
Danone SA	28,042	2,271,248
Flowers Foods, Inc.	39,700	867,842
General Mills, Inc.	339,986	15,319,770
Hain Celestial Group, Inc. (The)*	22,800	731,196
Hershey Co. (The)	3,200	316,672
Hormel Foods Corp.(x)	60,500	2,076,360
Ingredion, Inc.	16,056	2,069,940
JM Smucker Co. (The)	89,783	11,133,990
Kellogg Co.	93,454	6,075,445
Kraft Heinz Co. (The)	135,200	8,421,608
Lamb Weston Holdings, Inc.	25,206	1,467,493
Mondelez International, Inc., Class A	330,102	13,775,156
Nestle SA (Registered)	92,137	7,294,153
Pilgrim’s Pride Corp.*	1,200	29,532
Pinnacle Foods, Inc.	26,481	1,432,622
Post Holdings, Inc.(x)*	14,600	1,106,096
Seaboard Corp.	100	426,500
TreeHouse Foods, Inc.*	8,600	329,122
Tyson Foods, Inc., Class A	163,207	11,945,120

		101,320,280

Household Products (1.4%)
Clorox Co. (The)	4,277	569,311
Colgate-Palmolive Co.	163,200	11,698,176
Kimberly-Clark Corp.	20,520	2,259,868
Procter & Gamble Co. (The)#	619,623	49,123,711
Reckitt Benckiser Group plc	28,502	2,415,228

		66,066,294

Personal Products (0.1%)
Coty, Inc., Class A	203,076	3,716,290
Edgewell Personal Care Co.*	12,873	628,460
Nu Skin Enterprises, Inc., Class A	8,400	619,164
Unilever NV (NYRS)	23,440	1,321,782

		6,285,696

Tobacco (1.4%)
Altria Group, Inc.	60,473	3,768,677
British American Tobacco plc (ADR)	83,865	4,838,172
Philip Morris International, Inc.	569,090	56,567,546

		65,174,395

Total Consumer Staples		348,809,651

Energy (8.5%)
Energy Equipment & Services (0.9%)
Baker Hughes a GE Co.	95,591	2,654,562
Halliburton Co.	63,100	2,961,914
Helmerich & Payne, Inc.(x)	23,783	1,582,996
Nabors Industries Ltd.	69,325	484,582
National Oilwell Varco, Inc.	85,505	3,147,439
Oceaneering International, Inc.	22,000	407,880
Patterson-UTI Energy, Inc.	46,749	818,575
RPC, Inc.(x)	167,688	3,023,415
Schlumberger Ltd.	434,475	28,145,290
Transocean Ltd.*	88,100	872,190
Weatherford International plc(x)*	198,200	453,878

		44,552,721

Oil, Gas & Consumable Fuels (7.6%)
Anadarko Petroleum Corp.	123,106	7,436,833
Andeavor	35,033	3,522,918
Antero Resources Corp.*	26,200	520,070
Apache Corp.	81,176	3,123,652
Cabot Oil & Gas Corp.	30,500	731,390
Canadian Natural Resources Ltd.	159,520	5,020,094
Centennial Resource Development, Inc., Class A*	29,600	543,160
Cheniere Energy, Inc.*	15,500	828,475
Chesapeake Energy Corp.(x)*	189,383	571,937
Chevron Corp.	459,600	52,412,785
Cimarex Energy Co.	1,472	137,632
CNX Resources Corp.*	51,030	787,393
Concho Resources, Inc.*	33,200	4,990,956
ConocoPhillips	500,420	29,669,903
CONSOL Energy, Inc.*	6,291	182,250
Continental Resources, Inc.(x)*	10,900	642,555
Devon Energy Corp.	493,375	15,684,391
Diamondback Energy, Inc.*	17,000	2,150,840
Energen Corp.*	21,788	1,369,594
EOG Resources, Inc.	227,136	23,910,608
EQT Corp.	45,602	2,166,551
Extraction Oil & Gas, Inc.(x)*	26,959	308,950
Exxon Mobil Corp.#	1,016,876	75,869,119
Gulfport Energy Corp.*	32,168	310,421
Hess Corp.	158,068	8,001,402
HollyFrontier Corp.	39,792	1,944,237
Kinder Morgan, Inc.	433,018	6,521,251

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Kosmos Energy Ltd.*	51,800	$326,340
Marathon Oil Corp.	376,274	6,069,300
Marathon Petroleum Corp.	279,712	20,449,744
Murphy Oil Corp.	36,622	946,312
Noble Energy, Inc.	108,194	3,278,278
Occidental Petroleum Corp.	224,317	14,571,632
Parsley Energy, Inc., Class A*	17,900	518,921
PBF Energy, Inc., Class A	24,518	831,160
Phillips 66	98,119	9,411,574
Pioneer Natural Resources Co.	38,100	6,544,818
QEP Resources, Inc.*	53,803	526,731
Range Resources Corp.	51,237	744,986
Royal Dutch Shell plc (ADR), Class A	169,680	10,827,281
RSP Permian, Inc.*	14,600	684,448
SM Energy Co.	24,800	447,144
Southwestern Energy Co.*	113,400	491,022
Suncor Energy, Inc.	219,913	7,595,795
Targa Resources Corp.	47,600	2,094,400
Valero Energy Corp.	159,444	14,791,620
Whiting Petroleum Corp.*	20,187	683,128
Williams Cos., Inc. (The)	158,910	3,950,503
World Fuel Services Corp.	14,890	365,550
WPX Energy, Inc.*	88,903	1,313,986

		356,824,040

Total Energy		401,376,761

Financials (23.3%)
Banks (11.3%)
Associated Banc-Corp.	37,984	943,902
Bank of America Corp.	2,995,798	89,843,981
Bank of Hawaii Corp.	9,428	783,467
Bank of the Ozarks, Inc.	14,528	701,267
BankUnited, Inc.	23,308	931,854
BB&T Corp.	177,290	9,226,172
BOK Financial Corp.(x)	5,644	558,700
CIT Group, Inc.	29,408	1,514,512
Citigroup, Inc.	1,046,080	70,610,399
Citizens Financial Group, Inc.	110,662	4,645,591
Comerica, Inc.	83,569	8,016,774
Commerce Bancshares, Inc.(x)	21,010	1,258,709
Cullen/Frost Bankers, Inc.	12,667	1,343,589
East West Bancorp, Inc.	30,329	1,896,776
Fifth Third Bancorp	158,824	5,042,662
First Hawaiian, Inc.	11,888	330,843
First Horizon National Corp.	65,392	1,231,331
First Republic Bank	7,113	658,735
FNB Corp.	72,100	969,745
Huntington Bancshares, Inc.	242,801	3,666,295
JPMorgan Chase & Co.	1,331,801	146,458,155
KeyCorp	240,834	4,708,305
M&T Bank Corp.	31,871	5,875,738
PacWest Bancorp	28,500	1,411,605
People’s United Financial, Inc.	76,848	1,433,984
Pinnacle Financial Partners, Inc.	11,000	706,200
PNC Financial Services Group, Inc. (The)	159,628	24,142,139
Popular, Inc.	22,540	938,115
Prosperity Bancshares, Inc.	14,900	1,082,187
Regions Financial Corp.	652,309	12,119,901
Signature Bank*	5,017	712,163
SunTrust Banks, Inc.	107,057	7,284,158
SVB Financial Group*	3,050	732,031
Synovus Financial Corp.	26,520	1,324,409
TCF Financial Corp.	35,636	812,857
US Bancorp	550,247	27,787,474
Webster Financial Corp.	20,500	1,135,700
Wells Fargo & Co.	1,783,807	93,489,324
Western Alliance Bancorp*	9,500	552,045
Zions Bancorp	44,314	2,336,677

		539,218,471

Capital Markets (3.8%)
Affiliated Managers Group, Inc.	12,500	2,369,750
Ameriprise Financial, Inc.	3,363	497,522
Bank of New York Mellon Corp. (The)	321,202	16,551,539
BGC Partners, Inc., Class A	38,800	521,860
BlackRock, Inc.	38,895	21,070,199
Charles Schwab Corp. (The)	54,566	2,849,437
CME Group, Inc.	76,308	12,342,056
E*TRADE Financial Corp.*	133,456	7,394,797
Federated Investors, Inc., Class B	15,500	517,700
Franklin Resources, Inc.	114,923	3,985,530
Goldman Sachs Group, Inc. (The)	150,458	37,894,351
Interactive Brokers Group, Inc., Class A	15,594	1,048,541
Intercontinental Exchange, Inc.	68,815	4,990,464
Invesco Ltd.	77,007	2,464,994
Lazard Ltd., Class A	2,600	136,656
Legg Mason, Inc.	14,115	573,775
Moody’s Corp.	20,153	3,250,679
Morgan Stanley	483,193	26,073,094
Morningstar, Inc.	300	28,656
Nasdaq, Inc.	112,188	9,672,849
Northern Trust Corp.	46,954	4,842,366
Raymond James Financial, Inc.	21,430	1,916,056
State Street Corp.	128,160	12,781,397
T. Rowe Price Group, Inc.	67,043	7,238,633
TD Ameritrade Holding Corp.	6,153	364,442

		181,377,343

Consumer Finance (1.6%)
Ally Financial, Inc.	126,731	3,440,747
American Express Co.	215,048	20,059,677
Capital One Financial Corp.	208,430	19,971,763
Credit Acceptance Corp.(x)*	300	99,123
Discover Financial Services	126,149	9,073,898
Navient Corp.	58,593	768,740
OneMain Holdings, Inc.*	97,314	2,913,581
Santander Consumer USA Holdings, Inc.	33,095	539,449
SLM Corp.*	304,219	3,410,295
Synchrony Financial	402,116	13,482,949

		73,760,222

Diversified Financial Services (1.9%)
Berkshire Hathaway, Inc., Class B#*	433,321	86,438,872
Leucadia National Corp.	55,405	1,259,356
Voya Financial, Inc.	38,061	1,922,081

		89,620,309

Insurance (4.5%)
Aflac, Inc.	174,780	7,648,373
Alleghany Corp.	3,334	2,048,543
Allstate Corp. (The)	105,688	10,019,222
American Financial Group, Inc.	15,825	1,775,882
American International Group, Inc.	421,708	22,949,349
American National Insurance Co.	1,679	196,376
Aon plc	61,295	8,601,527
Arch Capital Group Ltd.*	23,864	2,042,520
Arthur J Gallagher & Co.	12,500	859,125
Aspen Insurance Holdings Ltd.	9,124	409,211
Assurant, Inc.	9,569	874,702
Assured Guaranty Ltd.	25,992	940,910
Athene Holding Ltd., Class A*	24,124	1,153,368

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Axis Capital Holdings Ltd.	18,394	$1,058,943
Brighthouse Financial, Inc.*	18,696	960,974
Brown & Brown, Inc.	52,524	1,336,211
Chubb Ltd.	168,615	23,061,475
Cincinnati Financial Corp.	34,521	2,563,529
CNA Financial Corp.	6,022	297,186
Erie Indemnity Co., Class A	1,500	176,460
Everest Re Group Ltd.	31,484	8,085,721
First American Financial Corp.	85,004	4,988,035
FNF Group	197,329	7,897,107
Hanover Insurance Group, Inc. (The)	9,501	1,120,073
Hartford Financial Services Group, Inc. (The)	217,747	11,218,325
Lincoln National Corp.	115,844	8,463,563
Loews Corp.	62,540	3,110,114
Markel Corp.*	3,149	3,685,117
Mercury General Corp.	6,041	277,101
MetLife, Inc.	316,652	14,531,160
Old Republic International Corp.	54,691	1,173,122
Principal Financial Group, Inc.	59,897	3,648,326
ProAssurance Corp.	11,770	571,434
Prudential Financial, Inc.	141,954	14,699,337
Reinsurance Group of America, Inc.	14,445	2,224,530
RenaissanceRe Holdings Ltd.	8,336	1,154,619
Torchmark Corp.	25,921	2,181,771
Travelers Cos., Inc. (The)	133,076	18,478,933
Unum Group	50,653	2,411,589
Validus Holdings Ltd.	17,278	1,165,401
White Mountains Insurance Group Ltd.	796	654,726
Willis Towers Watson plc	28,500	4,337,415
WR Berkley Corp.	21,354	1,552,436
XL Group Ltd.	137,713	7,610,020

		214,213,861

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	87,848	1,662,084
Annaly Capital Management, Inc. (REIT)	256,880	2,679,259
Chimera Investment Corp. (REIT)	42,056	732,195
MFA Financial, Inc. (REIT)	88,557	666,834
New Residential Investment Corp. (REIT)	74,500	1,225,525
Starwood Property Trust, Inc. (REIT)	57,236	1,199,094
Two Harbors Investment Corp. (REIT)	38,880	597,586

		8,762,577

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	106,838	1,392,099
TFS Financial Corp.	11,796	173,283

		1,565,382

Total Financials		1,108,518,165

Health Care (12.5%)
Biotechnology (1.3%)
AbbVie, Inc.	69,038	6,534,447
Agios Pharmaceuticals, Inc.(x)*	800	65,424
Alexion Pharmaceuticals, Inc.*	9,500	1,058,870
Alnylam Pharmaceuticals, Inc.*	2,600	309,660
Amgen, Inc.	128,513	21,908,896
Biogen, Inc.*	10,806	2,958,899
Gilead Sciences, Inc.	343,566	25,901,441
Intrexon Corp.(x)*	3,600	55,188
OPKO Health, Inc.(x)*	66,200	209,854
United Therapeutics Corp.*	9,700	1,089,892
Vertex Pharmaceuticals, Inc.*	6,202	1,010,802

		61,103,373

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	480,858	28,813,011
Baxter International, Inc.	273,143	17,765,221
Cooper Cos., Inc. (The)	2,464	563,788
Danaher Corp.	202,686	19,844,986
Dentsply Sirona, Inc.	50,687	2,550,063
Hill-Rom Holdings, Inc.	965	83,955
Hologic, Inc.*	27,000	1,008,720
Intuitive Surgical, Inc.*	2,579	1,064,689
Koninklijke Philips NV (NYRS)	144,765	5,545,947
Medtronic plc	527,198	42,291,823
STERIS plc	18,800	1,755,168
Teleflex, Inc.	8,498	2,166,820
Zimmer Biomet Holdings, Inc.	188,463	20,550,006

		144,004,197

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.(x)*	17,600	689,568
Aetna, Inc.	85,255	14,408,095
Anthem, Inc.	64,444	14,158,347
Brookdale Senior Living, Inc.*	41,300	277,123
Cardinal Health, Inc.	71,042	4,452,913
Centene Corp.*	33,385	3,567,855
Cigna Corp.	64,253	10,777,798
DaVita, Inc.*	56,135	3,701,542
Envision Healthcare Corp.*	26,839	1,031,423
Express Scripts Holding Co.*	152,464	10,532,213
HCA Healthcare, Inc.	59,629	5,784,013
Humana, Inc.	5,539	1,489,049
Laboratory Corp. of America Holdings*	22,964	3,714,427
LifePoint Health, Inc.*	6,781	318,707
McKesson Corp.	106,570	15,012,515
MEDNAX, Inc.*	20,406	1,135,186
Patterson Cos., Inc.	16,500	366,795
Premier, Inc., Class A*	9,000	281,790
Quest Diagnostics, Inc.	30,799	3,089,140
UnitedHealth Group, Inc.	18,903	4,045,242
Universal Health Services, Inc., Class B	19,238	2,277,972
WellCare Health Plans, Inc.*	800	154,904

		101,266,617

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	54,920	3,674,148
Bio-Rad Laboratories, Inc., Class A*	4,783	1,196,133
Bruker Corp.	14,500	433,840
IQVIA Holdings, Inc.*	12,366	1,213,228
PerkinElmer, Inc.	19,904	1,507,131
QIAGEN NV*	34,053	1,100,252
Thermo Fisher Scientific, Inc.	85,647	17,682,680

		26,807,412

Pharmaceuticals (5.5%)
Akorn, Inc.*	1,000	18,710
Allergan plc	75,637	12,728,951
Bristol-Myers Squibb Co.	229,420	14,510,815
Endo International plc*	50,000	297,000
Johnson & Johnson#	642,550	82,342,782
Mallinckrodt plc*	135,511	1,962,199
Merck & Co., Inc.	650,298	35,421,732
Mylan NV*	194,359	8,001,760
Novartis AG (Registered)	13,480	1,090,560
Novartis AG (ADR)	134,063	10,838,994
Perrigo Co. plc	29,600	2,466,864
Pfizer, Inc.#	2,393,629	84,949,892
Roche Holding AG	3,867	886,935

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)(x)	128,343	$2,193,382

		257,710,576

Total Health Care		590,892,175

Industrials (7.3%)
Aerospace & Defense (1.9%)
Arconic, Inc.	95,861	2,208,637
Boeing Co. (The)	24,993	8,194,705
General Dynamics Corp.	34,608	7,644,907
Harris Corp.	19,914	3,211,730
Hexcel Corp.	6,700	432,753
Huntington Ingalls Industries, Inc.	1,700	438,192
L3 Technologies, Inc.	17,468	3,633,344
Lockheed Martin Corp.	15,037	5,081,453
Northrop Grumman Corp.	22,911	7,998,688
Orbital ATK, Inc.	12,909	1,711,862
Raytheon Co.	72,029	15,545,299
Spirit AeroSystems Holdings, Inc., Class A	25,973	2,173,940
Teledyne Technologies, Inc.*	7,900	1,478,643
Textron, Inc.	59,607	3,515,025
United Technologies Corp.	218,069	27,437,443

		90,706,621

Air Freight & Logistics (0.1%)
Expeditors International of Washington, Inc.	11,800	746,940
United Parcel Service, Inc., Class B	24,558	2,570,240
XPO Logistics, Inc.*	7,000	712,670

		4,029,850

Airlines (0.5%)
Alaska Air Group, Inc.	4,800	297,408
American Airlines Group, Inc.	55,300	2,873,388
Copa Holdings SA, Class A	6,500	836,095
Delta Air Lines, Inc.	147,300	8,073,513
JetBlue Airways Corp.*	257,494	5,232,278
Spirit Airlines, Inc.*	15,500	585,590
United Continental Holdings, Inc.*	60,500	4,202,935

		22,101,207

Building Products (0.4%)
Fortune Brands Home & Security, Inc.	2,300	135,447
Johnson Controls International plc	441,144	15,545,914
Lennox International, Inc.	700	143,059
Masco Corp.	24,800	1,002,912
Owens Corning	24,937	2,004,935
USG Corp.*	19,100	772,022

		19,604,289

Commercial Services & Supplies (0.1%)
ADT, Inc.(x)	8,263	65,526
Clean Harbors, Inc.*	3,400	165,954
Pitney Bowes, Inc.	41,800	455,202
Republic Services, Inc.	51,665	3,421,773
Stericycle, Inc.*	18,500	1,082,805
Waste Management, Inc.	16,961	1,426,759

		6,618,019

Construction & Engineering (0.1%)
AECOM*	34,864	1,242,204
Fluor Corp.	31,405	1,796,994
Jacobs Engineering Group, Inc.	26,785	1,584,333
Quanta Services, Inc.*	24,755	850,334
Valmont Industries, Inc.	5,000	731,500

		6,205,365

Electrical Equipment (0.7%)
ABB Ltd. (ADR)(x)	267,082	6,340,527
Acuity Brands, Inc.	3,000	417,570
AMETEK, Inc.	42,600	3,236,322
Eaton Corp. plc	170,740	13,643,832
Emerson Electric Co.	124,035	8,471,591
Hubbell, Inc.	4,446	541,434
Regal Beloit Corp.	9,993	732,987
Sensata Technologies Holding plc*	18,700	969,221

		34,353,484

Industrial Conglomerates (1.3%)
3M Co.	40,903	8,979,027
Carlisle Cos., Inc.	13,678	1,428,120
General Electric Co.#	2,061,487	27,788,845
Honeywell International, Inc.	144,977	20,950,626
Roper Technologies, Inc.	1,300	364,897

		59,511,515

Machinery (1.2%)
AGCO Corp.	14,951	969,572
Caterpillar, Inc.	25,421	3,746,547
Colfax Corp.*	19,800	631,620
Crane Co.	11,174	1,036,277
Cummins, Inc.	24,200	3,922,578
Donaldson Co., Inc.	2,154	97,038
Dover Corp.	31,039	3,048,651
Flowserve Corp.	29,300	1,269,569
Fortive Corp.	6,534	506,516
Gates Industrial Corp. plc(x)*	2,092	36,631
IDEX Corp.	1,155	164,599
Illinois Tool Works, Inc.	42,145	6,602,436
Ingersoll-Rand plc	58,294	4,984,720
ITT, Inc.	19,900	974,702
Oshkosh Corp.	65,984	5,098,584
PACCAR, Inc.	77,076	5,100,119
Parker-Hannifin Corp.	4,038	690,619
Pentair plc	37,193	2,533,959
Snap-on, Inc.	11,100	1,637,694
Stanley Black & Decker, Inc.	49,752	7,622,005
Terex Corp.	17,403	651,046
Timken Co. (The)	15,439	704,018
Trinity Industries, Inc.	33,698	1,099,566
Wabtec Corp.(x)	13,100	1,066,340
Xylem, Inc.	19,317	1,485,864

		55,681,270

Marine (0.0%)
Kirby Corp.*	12,000	923,400

Professional Services (0.2%)
Dun & Bradstreet Corp. (The)	5,052	591,084
Equifax, Inc.	21,681	2,554,238
IHS Markit Ltd.*	37,100	1,789,704
ManpowerGroup, Inc.	15,008	1,727,421
Nielsen Holdings plc	80,249	2,551,116

		9,213,563

Road & Rail (0.7%)
AMERCO	1,203	415,155
Canadian National Railway Co.	29,616	2,165,818
CSX Corp.	42,637	2,375,307
Genesee & Wyoming, Inc., Class A*	13,639	965,505
Kansas City Southern	23,200	2,548,520
Norfolk Southern Corp.	97,856	13,286,888
Old Dominion Freight Line, Inc.	5,200	764,244
Ryder System, Inc.	11,758	855,865
Union Pacific Corp.	82,775	11,127,443

		34,504,745

Trading Companies & Distributors (0.1%)
Air Lease Corp.	20,249	863,012
HD Supply Holdings, Inc.*	24,181	917,428

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Inc., Class A	5,800	$531,918
WESCO International, Inc.*	10,564	655,496
WW Grainger, Inc.	700	197,589

		3,165,443

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	17,900	661,047

Total Industrials		347,279,818

Information Technology (10.1%)
Communications Equipment (2.0%)
ARRIS International plc*	39,700	1,054,829
Cisco Systems, Inc.	1,732,779	74,318,891
CommScope Holding Co., Inc.*	20,900	835,373
EchoStar Corp., Class A*	10,583	558,465
Juniper Networks, Inc.	290,664	7,071,855
Motorola Solutions, Inc.	33,300	3,506,490
Nokia OYJ (ADR)	1,102,332	6,029,756

		93,375,659

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	7,610	655,449
Arrow Electronics, Inc.*	19,808	1,525,612
Avnet, Inc.	26,982	1,126,768
Corning, Inc.	211,957	5,909,362
Dolby Laboratories, Inc., Class A	12,236	777,720
FLIR Systems, Inc.	14,435	721,894
Jabil, Inc.	38,674	1,111,104
Keysight Technologies, Inc.*	41,410	2,169,470
National Instruments Corp.	5,000	252,850
TE Connectivity Ltd.	9,842	983,216
Trimble, Inc.*	11,700	419,796

		15,653,241

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	37,100	2,633,358
Alphabet, Inc., Class C*	10,910	11,256,828
eBay, Inc.*	249,244	10,029,579
Facebook, Inc., Class A*	58,364	9,325,984
LogMeIn, Inc.	4,400	508,420
Twitter, Inc.*	140,800	4,084,608
Zillow Group, Inc., Class A*	3,700	199,800
Zillow Group, Inc., Class C(x)*	7,400	398,120

		38,436,697

IT Services (1.4%)
Accenture plc, Class A	92,805	14,245,567
Amdocs Ltd.	49,931	3,331,396
Booz Allen Hamilton Holding Corp.	107,116	4,147,532
Cognizant Technology Solutions Corp., Class A	33,520	2,698,360
Conduent, Inc.*	42,508	792,349
CoreLogic, Inc.*	7,525	340,356
DST Systems, Inc.	12,000	1,003,800
DXC Technology Co.	25,184	2,531,748
Fidelity National Information Services, Inc.	84,412	8,128,876
Fiserv, Inc.*	65,928	4,701,326
International Business Machines Corp.	68,261	10,473,284
Leidos Holdings, Inc.	31,884	2,085,214
Mastercard, Inc., Class A	37,695	6,602,656
Sabre Corp.	10,100	216,645
Switch, Inc., Class A(x)	2,122	33,761
Teradata Corp.*	27,100	1,075,057
Visa, Inc., Class A	43,602	5,215,671
WEX, Inc.*	1,800	281,916

		67,905,514

Semiconductors & Semiconductor Equipment (2.7%)
Analog Devices, Inc.	13,841	1,261,330
Applied Materials, Inc.	29,681	1,650,560
Cypress Semiconductor Corp.	67,681	1,147,870
First Solar, Inc.*	18,294	1,298,508
Intel Corp.	1,247,378	64,963,447
Lam Research Corp.	4,124	837,832
Marvell Technology Group Ltd.	89,400	1,877,400
Micron Technology, Inc.*	59,845	3,120,318
Microsemi Corp.*	5,000	323,600
NXP Semiconductors NV*	49,959	5,845,203
ON Semiconductor Corp.*	5,193	127,021
Qorvo, Inc.*	13,600	958,120
QUALCOMM, Inc.	587,121	32,532,375
Teradyne, Inc.	2,947	134,707
Texas Instruments, Inc.	97,409	10,119,821
Versum Materials, Inc.	22,203	835,499
Xilinx, Inc.	3,000	216,720

		127,250,331

Software (1.6%)
Adobe Systems, Inc.*	11,866	2,564,005
Autodesk, Inc.*	8,469	1,063,537
CA, Inc.	70,806	2,400,323
FireEye, Inc.*	40,700	689,051
Guidewire Software, Inc.*	10,300	832,549
Intuit, Inc.	7,934	1,375,359
Microsoft Corp.	184,949	16,880,295
Nuance Communications, Inc.*	64,435	1,014,851
Oracle Corp.	962,699	44,043,480
SS&C Technologies Holdings, Inc.	3,000	160,920
Synopsys, Inc.*	31,047	2,584,352
Zynga, Inc., Class A*	172,789	632,408

		74,241,130

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	149,625	25,104,083
Hewlett Packard Enterprise Co.	407,673	7,150,584
HP, Inc.	643,766	14,111,351
NCR Corp.*	84,829	2,673,810
NetApp, Inc.	8,800	542,872
Western Digital Corp.	57,152	5,273,415
Xerox Corp.	187,328	5,391,300

		60,247,415

Total Information Technology		477,109,987

Materials (2.7%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	48,107	7,650,456
Akzo Nobel NV (ADR)	115,768	3,665,215
Albemarle Corp.	20,122	1,866,114
Ashland Global Holdings, Inc.	13,913	970,988
Cabot Corp.	13,689	762,751
Celanese Corp.	12,300	1,232,583
CF Industries Holdings, Inc.	130,107	4,908,937
DowDuPont, Inc.	303,172	19,315,089
Eastman Chemical Co.	32,700	3,452,466
Huntsman Corp.	23,213	678,980
LyondellBasell Industries NV, Class A	80,802	8,539,155
Monsanto Co.	15,208	1,774,622
Mosaic Co. (The)	235,845	5,726,317
NewMarket Corp.	200	80,336
Olin Corp.	37,000	1,124,430
Platform Specialty Products Corp.*	26,900	259,047
PPG Industries, Inc.	83,765	9,348,175
Praxair, Inc.	7,900	1,139,970
RPM International, Inc.(x)	2,400	114,408

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Scotts Miracle-Gro Co. (The)(x)	700	$60,025
Sherwin-Williams Co. (The)	10,353	4,059,618
Valvoline, Inc.	45,945	1,016,763
Westlake Chemical Corp.	4,036	448,601

		78,195,046

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,400	290,220
Vulcan Materials Co.	2,054	234,505

		524,725

Containers & Packaging (0.3%)
AptarGroup, Inc.	10,492	942,496
Ardagh Group SA(x)	1,900	35,492
Avery Dennison Corp.	1,154	122,613
Ball Corp.	34,700	1,377,937
Bemis Co., Inc.	20,230	880,410
Crown Holdings, Inc.*	47,358	2,403,418
Graphic Packaging Holding Co.	20,600	316,210
International Paper Co.	8,413	449,507
Owens-Illinois, Inc.*	110,312	2,389,358
Sealed Air Corp.	19,600	838,684
Sonoco Products Co.	21,967	1,065,400
WestRock Co.	56,442	3,621,882

		14,443,407

Metals & Mining (0.7%)
Alcoa Corp.*	125,203	5,629,126
Freeport-McMoRan, Inc.*	244,277	4,291,947
Newmont Mining Corp.	135,193	5,281,991
Nucor Corp.	135,028	8,248,860
Reliance Steel & Aluminum Co.	49,620	4,254,419
Royal Gold, Inc.	9,228	792,408
Southern Copper Corp.(x)	1,900	102,942
Steel Dynamics, Inc.	44,516	1,968,498
Tahoe Resources, Inc.	69,285	324,947
United States Steel Corp.	39,117	1,376,527

		32,271,665

Paper & Forest Products (0.0%)
Domtar Corp.	13,894	591,051

Total Materials		126,025,894

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	21,306	2,660,906
American Campus Communities, Inc. (REIT)	30,511	1,178,335
American Homes 4 Rent (REIT), Class A	53,808	1,080,465
Apartment Investment & Management Co. (REIT), Class A	35,049	1,428,247
Apple Hospitality REIT, Inc. (REIT)	47,100	827,547
AvalonBay Communities, Inc. (REIT)	30,948	5,089,708
Boston Properties, Inc. (REIT)	29,475	3,631,910
Brandywine Realty Trust (REIT)	38,744	615,255
Brixmor Property Group, Inc. (REIT)	128,952	1,966,518
Camden Property Trust (REIT)	20,367	1,714,494
Colony NorthStar, Inc. (REIT), Class A(x)	120,840	679,121
Columbia Property Trust, Inc. (REIT)	26,800	548,328
CoreCivic, Inc. (REIT)	26,389	515,113
Corporate Office Properties Trust (REIT)	22,297	575,932
CubeSmart (REIT)	12,900	363,780
CyrusOne, Inc. (REIT)	2,400	122,904
DCT Industrial Trust, Inc. (REIT)	20,900	1,177,506
DDR Corp. (REIT)	69,369	508,475
Digital Realty Trust, Inc. (REIT)	10,860	1,144,427
Douglas Emmett, Inc. (REIT)	6,744	247,909
Duke Realty Corp. (REIT)	79,839	2,114,137
Empire State Realty Trust, Inc. (REIT), Class A	28,900	485,231
EPR Properties (REIT)	14,100	781,140
Equity Commonwealth (REIT)*	27,046	829,501
Equity Residential (REIT)	80,139	4,938,165
Essex Property Trust, Inc. (REIT)	14,709	3,540,162
Extra Space Storage, Inc. (REIT)	4,100	358,176
Federal Realty Investment Trust (REIT)	9,900	1,149,489
Forest City Realty Trust, Inc. (REIT), Class A	56,558	1,145,865
Gaming and Leisure Properties, Inc. (REIT)	30,600	1,024,182
GGP, Inc. (REIT)	138,425	2,832,176
HCP, Inc. (REIT)	105,509	2,450,974
Healthcare Trust of America, Inc. (REIT), Class A	45,497	1,203,396
Highwoods Properties, Inc. (REIT)	22,800	999,096
Hospitality Properties Trust (REIT)	36,383	921,945
Host Hotels & Resorts, Inc. (REIT)	164,038	3,057,668
Hudson Pacific Properties, Inc. (REIT)	31,400	1,021,442
Invitation Homes, Inc. (REIT)	65,798	1,502,168
Iron Mountain, Inc. (REIT)	7,800	256,308
JBG SMITH Properties (REIT)	19,323	651,378
Kilroy Realty Corp. (REIT)	21,688	1,538,980
Kimco Realty Corp. (REIT)	92,772	1,335,917
Lamar Advertising Co. (REIT), Class A	2,000	127,320
Liberty Property Trust (REIT)	32,947	1,308,984
Life Storage, Inc. (REIT)	10,300	860,256
Macerich Co. (The) (REIT)	30,709	1,720,318
Medical Properties Trust, Inc. (REIT)	81,300	1,056,900
Mid-America Apartment Communities, Inc. (REIT)	67,869	6,192,368
National Retail Properties, Inc. (REIT)	33,962	1,333,348
Omega Healthcare Investors, Inc. (REIT)(x)	43,700	1,181,648
Outfront Media, Inc. (REIT)	26,660	499,608
Paramount Group, Inc. (REIT)	46,174	657,518
Park Hotels & Resorts, Inc. (REIT)	32,278	872,152
Piedmont Office Realty Trust, Inc. (REIT), Class A	32,488	571,464
Prologis, Inc. (REIT)	118,554	7,467,717
Public Storage (REIT)	8,563	1,715,940
Rayonier, Inc. (REIT)	28,800	1,013,184
Realty Income Corp. (REIT)	63,288	3,273,888
Regency Centers Corp. (REIT)	33,492	1,975,358
Retail Properties of America, Inc. (REIT), Class A	50,997	594,625
Senior Housing Properties Trust (REIT)	52,822	827,193
Simon Property Group, Inc. (REIT)	6,600	1,018,710
SL Green Realty Corp. (REIT)	21,715	2,102,663
Spirit Realty Capital, Inc. (REIT)	102,333	794,104
STORE Capital Corp. (REIT)	38,300	950,606
Sun Communities, Inc. (REIT)	17,200	1,571,564
Tanger Factory Outlet Centers, Inc. (REIT)(x)	19,200	422,400
Taubman Centers, Inc. (REIT)	6,643	378,053

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
UDR, Inc. (REIT)	59,628	$2,123,949
Uniti Group, Inc. (REIT)(x)	37,107	602,989
Ventas, Inc. (REIT)	79,698	3,947,442
VEREIT, Inc. (REIT)	219,500	1,527,720
VICI Properties, Inc. (REIT)	58,116	1,064,685
Vornado Realty Trust (REIT)	38,646	2,600,876
Weingarten Realty Investors (REIT)	26,916	755,801
Welltower, Inc. (REIT)	82,412	4,485,685
Weyerhaeuser Co. (REIT)	167,820	5,873,700
WP Carey, Inc. (REIT)	23,653	1,466,249

		125,151,361

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	37,000	1,747,140
Howard Hughes Corp. (The)*	8,199	1,140,727
Jones Lang LaSalle, Inc.	10,146	1,771,897
Realogy Holdings Corp.(x)	29,707	810,407

		5,470,171

Total Real Estate		130,621,532

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	1,427,547	50,892,051
CenturyLink, Inc.	216,238	3,552,790
Verizon Communications, Inc.	809,606	38,715,359

		93,160,200

Wireless Telecommunication Services (0.4%)
Sprint Corp.(x)*	141,381	689,939
Telephone & Data Systems, Inc.	309,326	8,670,408
T-Mobile US, Inc.*	156,111	9,529,016
United States Cellular Corp.*	25,001	1,004,790

		19,894,153

Total Telecommunication Services		113,054,353

Utilities (4.6%)
Electric Utilities (2.9%)
Alliant Energy Corp.	51,940	2,122,268
American Electric Power Co., Inc.	198,551	13,618,613
Avangrid, Inc.	12,662	647,281
Duke Energy Corp.	254,341	19,703,798
Edison International	141,141	8,985,036
Entergy Corp.	40,414	3,183,815
Eversource Energy	71,297	4,200,819
Exelon Corp.	443,240	17,290,793
FirstEnergy Corp.	310,686	10,566,431
Great Plains Energy, Inc.	48,419	1,539,240
Hawaiian Electric Industries, Inc.	24,264	834,196
NextEra Energy, Inc.	105,313	17,200,772
OGE Energy Corp.	44,760	1,466,785
PG&E Corp.	221,276	9,720,655
Pinnacle West Capital Corp.	24,925	1,989,015
PPL Corp.	154,059	4,358,329
Southern Co. (The)	288,347	12,877,577
Westar Energy, Inc.	31,787	1,671,678
Xcel Energy, Inc.	155,604	7,076,870

		139,053,971

Gas Utilities (0.1%)
Atmos Energy Corp.	23,116	1,947,292
National Fuel Gas Co.	18,045	928,415
UGI Corp.	38,835	1,725,051

		4,600,758

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	1,254,470	14,263,324
NRG Energy, Inc.	53,957	1,647,307
Vistra Energy Corp.*	54,200	1,128,986

		17,039,617

Multi-Utilities (1.1%)
Ameren Corp.	54,475	3,084,919
CenterPoint Energy, Inc.	96,998	2,657,745
CMS Energy Corp.	62,786	2,843,578
Consolidated Edison, Inc.	69,870	5,445,668
Dominion Energy, Inc.	144,412	9,737,701
DTE Energy Co.	40,239	4,200,952
MDU Resources Group, Inc.	43,594	1,227,607
NiSource, Inc.	236,181	5,647,088
Public Service Enterprise Group, Inc.	113,679	5,711,233
SCANA Corp.	29,518	1,108,401
Sempra Energy	56,479	6,281,594
Vectren Corp.	18,644	1,191,724
WEC Energy Group, Inc.	79,714	4,998,068

		54,136,278

Water Utilities (0.1%)
American Water Works Co., Inc.	40,089	3,292,510
Aqua America, Inc.	39,868	1,357,904

		4,650,414

Total Utilities		219,481,038

Total Common Stocks (87.8%) (Cost $2,885,441,622)		4,154,742,275

EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P 500 ETF	1,994	529,148
iShares Morningstar Large-Cap ETF	11,929	1,828,835
iShares Morningstar Large-Cap Growth ETF	23,560	3,860,542
iShares Morningstar Large-Cap Value ETF‡	259,805	26,385,796
iShares Russell 1000 ETF(x)	4,431	650,737
iShares Russell 1000 Growth ETF	37,470	5,099,292
iShares Russell 1000 Value ETF(x)	376,188	45,127,512
iShares S&P 500 Growth ETF(x)	34,450	5,342,162
iShares S&P 500 Value ETF(x)	250,091	27,344,950
Vanguard Growth ETF	36,590	5,191,389
Vanguard Large-Cap ETF(x)	3,164	383,508
Vanguard Value ETF(x)	259,701	26,795,949

Total Exchange Traded Funds (3.1%) (Cost $123,667,856)		148,539,820

SHORT-TERM INVESTMENTS:
Investment Company (3.4%)
JPMorgan Prime Money Market Fund, IM Shares	162,357,408	162,341,171

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $5,000,708, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $5,104,209.(xx)	$5,000,000	5,000,000

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	$2,000,000	$2,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,000,150, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $1,020,051.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $2,000,600, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $2,040,104.(xx)	2,000,000	2,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,847,247, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,883,926.(xx)	1,846,984	1,846,984
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $204,103.(xx)	200,000	200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,200,185, collateralized by various Common Stocks; total market value $1,334,781.(xx)	1,200,000	1,200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,100,170, collateralized by various Common Stocks; total market value $1,223,549.(xx)	1,100,000	1,100,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $4,001,462, collateralized by various Common Stocks; total market value $4,449,269.(xx)	4,000,000	4,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $3,000,725, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $3,060,058.(xx)	3,000,000	3,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $4,001,322, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $4,080,000.(xx)	4,000,000	4,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $2,000,661, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $2,040,001.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		27,346,984

Total Short-Term Investments (4.0%) (Cost $189,711,351)		189,688,155

Total Investments in Securities (94.9%) (Cost $3,198,820,829)		4,492,970,250
Other Assets Less Liabilities (5.1%)		239,702,752

Net Assets (100%)		$4,732,673,002

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $27,309,780.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $27,680,621. This was secured by cash collateral of $27,346,984 which was subsequently invested in joint repurchase agreements with a total value of $27,346,984, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $780,523 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Large-Cap Value ETF	259,805	28,171,940	—	(749,716)	79,257	(1,115,685)	26,385,796	170,675	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,093	6/2018	USD	276,589,950	(8,926,889)
S&P Midcap 400 E-Mini Index	736	6/2018	USD	138,596,160	(3,133,792)

					(12,060,681)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	90,895	CHF	86,973	Goldman Sachs	4/4/2018	(87)
USD	22,242	EUR	18,094	BNP Paribas	4/4/2018	(24)
USD	76,315	GBP	54,414	HSBC Bank plc	4/4/2018	(32)

Net unrealized depreciation						(143)

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$291,572,901	$—	$—	$291,572,901
Consumer Staples	331,475,413	17,334,238	—	348,809,651
Energy	401,376,761	—	—	401,376,761
Financials	1,108,518,165	—	—	1,108,518,165
Health Care	588,914,680	1,977,495	—	590,892,175
Industrials	347,279,818	—	—	347,279,818
Information Technology	477,109,987	—	—	477,109,987
Materials	126,025,894	—	—	126,025,894
Real Estate	130,621,532	—	—	130,621,532
Telecommunication Services	113,054,353	—	—	113,054,353
Utilities	219,481,038	—	—	219,481,038
Exchange Traded Funds	148,539,820	—	—	148,539,820
Short-Term Investments
Investment Company	162,341,171	—	—	162,341,171
Repurchase Agreements	—	27,346,984	—	27,346,984

Total Assets	$4,446,311,533	$46,658,717	$—	$4,492,970,250

Liabilities:
Forward Currency Contracts	$—	$(143)	$—	$(143)
Futures	(12,060,681)	—	—	(12,060,681)

Total Liabilities	$(12,060,681)	$(143)	$—	$(12,060,824)

Total	$4,434,250,852	$46,658,574	$—	$4,480,909,426

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,320,756,344
Aggregate gross unrealized depreciation	(191,865,581)

Net unrealized appreciation	$1,128,890,763

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,352,018,663

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (1.2%)
Adient plc	25,533	$1,525,852
BorgWarner, Inc.	226,945	11,399,448
Gentex Corp.	26,281	604,989
GKN plc	249,551	1,622,529
Goodyear Tire & Rubber Co. (The)	312,870	8,316,085
Lear Corp.	3,082	573,529

		24,042,432

Automobiles (0.0%)
Harley-Davidson, Inc.(x)	12,395	531,498

Distributors (0.2%)
Genuine Parts Co.	24,410	2,192,994
LKQ Corp.*	71,650	2,719,118

		4,912,112

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	1,154	694,997
H&R Block, Inc.	47,556	1,208,397

		1,903,394

Hotels, Restaurants & Leisure (1.5%)
Aramark	37,864	1,497,900
Dave & Buster’s Entertainment, Inc.*	40,708	1,699,152
Extended Stay America, Inc.	23,412	462,855
Hilton Worldwide Holdings, Inc.	6,953	547,618
Hyatt Hotels Corp., Class A	12,442	948,827
International Game Technology plc	28,818	770,305
MGM Resorts International	125,904	4,409,158
Norwegian Cruise Line Holdings Ltd.*	104,251	5,522,175
Red Rock Resorts, Inc., Class A	258,025	7,554,972
Royal Caribbean Cruises Ltd.	46,645	5,491,982
Vail Resorts, Inc.	2,473	548,264
Yum China Holdings, Inc.	13,849	574,734

		30,027,942

Household Durables (1.6%)
DR Horton, Inc.	73,668	3,229,605
Garmin Ltd.	32,292	1,902,968
Leggett & Platt, Inc.	6,722	298,188
Lennar Corp., Class A	93,787	5,527,805
Lennar Corp., Class B	4,366	208,215
Mohawk Industries, Inc.*	15,773	3,662,806
Newell Brands, Inc.	132,387	3,373,221
NVR, Inc.*	2,365	6,621,999
PulteGroup, Inc.	51,413	1,516,169
Tempur Sealy International, Inc.(x)*	7,852	355,617
Toll Brothers, Inc.	69,622	3,011,152
Whirlpool Corp.	17,295	2,648,037

		32,355,782

Internet & Direct Marketing Retail (0.1%)
Liberty Expedia Holdings, Inc., Class A*	12,262	481,651
Liberty Interactive Corp. QVC Group, Class A*	46,576	1,172,319
TripAdvisor, Inc.*	15,316	626,271

		2,280,241

Leisure Products (0.1%)
Brunswick Corp.	4,193	249,022
Hasbro, Inc.	7,353	619,858
Mattel, Inc.(x)	75,473	992,470

		1,861,350

Media (1.4%)
Cinemark Holdings, Inc.	28,658	1,079,547
Discovery Communications, Inc., Class A(x)*	41,006	878,759
Discovery Communications, Inc., Class C*	66,705	1,302,081
GCI Liberty, Inc., Class A*	21,607	1,142,146
Interpublic Group of Cos., Inc. (The)	15,890	365,947
John Wiley & Sons, Inc., Class A	11,833	753,762
Liberty Broadband Corp., Class A*	7,119	603,691
Liberty Broadband Corp., Class C*	28,050	2,403,605
Liberty Media Corp.-Liberty Formula One, Class A*	7,109	208,223
Liberty Media Corp.-Liberty Formula One, Class C(x)*	101,552	3,132,878
Liberty Media Corp.-Liberty SiriusXM, Class A*	24,120	991,332
Liberty Media Corp.-Liberty SiriusXM, Class C*	48,596	1,985,147
Lions Gate Entertainment Corp., Class A(x)	4,911	126,851
Lions Gate Entertainment Corp., Class B	10,134	244,027
Madison Square Garden Co. (The), Class A*	4,576	1,124,781
News Corp., Class A	103,226	1,630,971
News Corp., Class B	33,368	537,225
Sirius XM Holdings, Inc.(x)	22,054	137,617
TEGNA, Inc.	485,736	5,532,532
Tribune Media Co., Class A	21,633	876,353
Viacom, Inc., Class A(x)	2,882	114,127
Viacom, Inc., Class B	95,391	2,962,845

		28,134,447

Multiline Retail (0.5%)
Dollar General Corp.	45,571	4,263,168
Dollar Tree, Inc.*	3,217	305,293
Kohl’s Corp.	45,643	2,990,073
Macy’s, Inc.	83,003	2,468,509

		10,027,043

Specialty Retail (1.4%)
Aaron’s, Inc.	119,346	5,561,523
Advance Auto Parts, Inc.	14,170	1,679,854
AutoNation, Inc.*	15,715	735,148
AutoZone, Inc.*	1,077	698,639
Bed Bath & Beyond, Inc.	37,342	783,809
Best Buy Co., Inc.	68,149	4,769,748
Burlington Stores, Inc.*	7,885	1,049,888
Camping World Holdings, Inc., Class A	15,650	504,713
Dick’s Sporting Goods, Inc.	4,441	155,657
Foot Locker, Inc.	30,452	1,386,784
GameStop Corp., Class A(x)	27,504	347,100
Gap, Inc. (The)	60,093	1,874,902
L Brands, Inc.	54,827	2,094,939
Michaels Cos., Inc. (The)*	7,173	141,380
Murphy USA, Inc.*	8,809	641,295
Penske Automotive Group, Inc.	9,709	430,400
Sally Beauty Holdings, Inc.*	22,044	362,624
Signet Jewelers Ltd.	16,363	630,303
Tiffany & Co.	29,346	2,865,929
Urban Outfitters, Inc.*	21,910	809,794
Williams-Sonoma, Inc.(x)	18,272	964,031

		28,488,460

Textiles, Apparel & Luxury Goods (0.8%)
Hanesbrands, Inc.(x)	195,085	3,593,465
Michael Kors Holdings Ltd.*	36,136	2,243,323
PVH Corp.	20,774	3,145,807
Ralph Lauren Corp.	15,046	1,682,143

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Skechers U.S.A., Inc., Class A*	20,621	$801,951
Tapestry, Inc.	64,341	3,384,980
Under Armour, Inc., Class A(x)*	12,358	202,053
Under Armour, Inc., Class C(x)*	14,531	208,520
VF Corp.	22,971	1,702,611

		16,964,853

Total Consumer Discretionary		181,529,554

Consumer Staples (3.8%)
Beverages (0.4%)
Brown-Forman Corp., Class A	922	49,170
Brown-Forman Corp., Class B	3,846	209,223
Molson Coors Brewing Co., Class B	98,916	7,451,342

		7,709,735

Food & Staples Retailing (0.3%)
Casey’s General Stores, Inc.	10,031	1,101,103
Rite Aid Corp.(x)*	156,844	263,498
US Foods Holding Corp.*	175,477	5,750,381

		7,114,982

Food Products (2.7%)
B&G Foods, Inc.(x)	167,688	3,974,206
Bunge Ltd.	38,116	2,818,297
Campbell Soup Co.	16,466	713,142
Conagra Brands, Inc.	103,689	3,824,050
Flowers Foods, Inc.	280,183	6,124,800
Hain Celestial Group, Inc. (The)*	27,593	884,908
Hershey Co. (The)	3,972	393,069
Hormel Foods Corp.(x)	73,224	2,513,048
Ingredion, Inc.	40,731	5,251,041
JM Smucker Co. (The)	29,834	3,699,714
Kellogg Co.	5,324	346,113
Lamb Weston Holdings, Inc.	30,509	1,776,234
Pilgrim’s Pride Corp.*	1,658	40,803
Pinnacle Foods, Inc.	32,099	1,736,556
Post Holdings, Inc.(x)*	172,198	13,045,721
Seaboard Corp.	67	285,755
TreeHouse Foods, Inc.*	32,764	1,253,878
Tyson Foods, Inc., Class A	75,716	5,541,654

		54,222,989

Household Products (0.0%)
Clorox Co. (The)	5,088	677,264

Personal Products (0.4%)
Coty, Inc., Class A	268,502	4,913,586
Edgewell Personal Care Co.*	57,474	2,805,881
Nu Skin Enterprises, Inc., Class A	9,993	736,584

		8,456,051

Total Consumer Staples		78,181,021

Energy (5.6%)
Energy Equipment & Services (0.6%)
Baker Hughes a GE Co.	115,509	3,207,685
Helmerich & Payne, Inc.	28,762	1,914,399
Nabors Industries Ltd.	83,777	585,601
National Oilwell Varco, Inc.	103,254	3,800,780
Oceaneering International, Inc.	27,315	506,420
Patterson-UTI Energy, Inc.	56,456	988,545
RPC, Inc.(x)	1,334	24,052
Transocean Ltd.(x)*	115,740	1,145,826
Weatherford International plc(x)*	238,949	547,193

		12,720,501

Oil, Gas & Consumable Fuels (5.0%)
Andeavor	42,427	4,266,459
Antero Resources Corp.*	32,555	646,217
Apache Corp.	98,032	3,772,271
Cabot Oil & Gas Corp.	36,772	881,793
Centennial Resource Development, Inc., Class A*	42,298	776,168
Cheniere Energy, Inc.*	18,751	1,002,241
Chesapeake Energy Corp.(x)*	227,782	687,902
Cimarex Energy Co.	102,041	9,540,833
CNX Resources Corp.*	59,420	916,851
Concho Resources, Inc.*	39,984	6,010,794
CONSOL Energy, Inc.*	7,966	230,775
Continental Resources, Inc.*	13,405	790,225
Delek US Energy, Inc.	48,730	1,983,311
Devon Energy Corp.	132,335	4,206,930
Diamondback Energy, Inc.*	101,962	12,900,231
Energen Corp.*	57,726	3,628,656
EQT Corp.	56,982	2,707,215
Extraction Oil & Gas, Inc.*	32,892	376,942
Gulfport Energy Corp.*	39,489	381,069
Hess Corp.	76,837	3,889,489
HollyFrontier Corp.	48,143	2,352,267
Kosmos Energy Ltd.*	64,352	405,418
Laredo Petroleum, Inc.*	157,030	1,367,731
Marathon Oil Corp.	230,557	3,718,884
Marathon Petroleum Corp.	131,821	9,637,432
Murphy Oil Corp.	44,106	1,139,699
Newfield Exploration Co.*	188,079	4,592,889
Noble Energy, Inc.	130,716	3,960,695
Parsley Energy, Inc., Class A*	21,530	624,155
PBF Energy, Inc., Class A	29,415	997,169
QEP Resources, Inc.*	66,050	646,630
Range Resources Corp.	61,903	900,070
RSP Permian, Inc.*	18,079	847,544
SM Energy Co.	30,002	540,936
Southwestern Energy Co.*	158,320	685,526
Targa Resources Corp.	57,577	2,533,388
Whiting Petroleum Corp.*	24,672	834,900
Williams Cos., Inc. (The)	191,972	4,772,424
World Fuel Services Corp.	17,711	434,805
WPX Energy, Inc.*	107,251	1,585,170

		102,174,104

Total Energy		114,894,605

Financials (18.1%)
Banks (7.5%)
Associated Banc-Corp.	45,917	1,141,037
BancorpSouth Bank	88,849	2,825,398
Bank of Hawaii Corp.	11,431	949,916
Bank of the Ozarks, Inc.	188,038	9,076,594
BankUnited, Inc.	301,443	12,051,690
BOK Financial Corp.(x)	62,239	6,161,039
CIT Group, Inc.	35,619	1,834,379
Citizens Financial Group, Inc.	133,786	5,616,336
Comerica, Inc.	119,920	11,503,925
Commerce Bancshares, Inc.	25,513	1,528,484
Cullen/Frost Bankers, Inc.	15,267	1,619,371
East West Bancorp, Inc.	36,631	2,290,903
Fifth Third Bancorp	188,682	5,990,654
First Hawaiian, Inc.	14,507	403,730
First Horizon National Corp.	167,130	3,147,058
First Republic Bank	63,804	5,908,888
FNB Corp.	87,369	1,175,113
Huntington Bancshares, Inc.	289,971	4,378,562
IBERIABANK Corp.	57,802	4,508,556
KeyCorp	291,081	5,690,634
M&T Bank Corp.	38,432	7,085,324
MB Financial, Inc.	77,615	3,141,855
PacWest Bancorp	34,517	1,709,627
People’s United Financial, Inc.	93,034	1,736,014
Pinnacle Financial Partners, Inc.	51,577	3,311,243
Popular, Inc.	122,157	5,084,174

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Prosperity Bancshares, Inc.	18,016	$1,308,502
Regions Financial Corp.	308,176	5,725,910
Signature Bank*	5,978	848,577
South State Corp.	41,015	3,498,580
Sterling Bancorp	173,759	3,918,265
SunTrust Banks, Inc.	127,969	8,707,011
SVB Financial Group*	23,257	5,581,913
Synovus Financial Corp.	32,068	1,601,476
TCF Financial Corp.	42,754	975,219
Webster Financial Corp.	24,860	1,377,244
Western Alliance Bancorp*	74,243	4,314,261
Zions Bancorp	132,804	7,002,755

		154,730,217

Capital Markets (1.5%)
Affiliated Managers Group, Inc.	15,049	2,852,989
Ameriprise Financial, Inc.	4,009	593,091
BGC Partners, Inc., Class A	46,768	629,030
E*TRADE Financial Corp.*	72,592	4,022,323
Federated Investors, Inc., Class B	18,724	625,382
Interactive Brokers Group, Inc., Class A	18,772	1,262,229
Invesco Ltd.	93,037	2,978,114
Lazard Ltd., Class A	3,448	181,227
Legg Mason, Inc.	17,074	694,058
Morningstar, Inc.	323	30,853
Nasdaq, Inc.	30,923	2,666,181
Northern Trust Corp.	56,778	5,855,515
Raymond James Financial, Inc.	25,823	2,308,834
T. Rowe Price Group, Inc.	54,035	5,834,159
TD Ameritrade Holding Corp.	8,764	519,092

		31,053,077

Consumer Finance (1.0%)
Ally Financial, Inc.	119,083	3,233,103
Credit Acceptance Corp.(x)*	308	101,766
Discover Financial Services	98,432	7,080,215
Navient Corp.	71,039	932,032
OneMain Holdings, Inc.*	19,206	575,028
Santander Consumer USA Holdings, Inc.	40,964	667,713
SLM Corp.*	117,144	1,313,184
Synchrony Financial	209,959	7,039,925

		20,942,966

Diversified Financial Services (0.2%)
Leucadia National Corp.	67,003	1,522,978
Voya Financial, Inc.	46,011	2,323,556

		3,846,534

Insurance (7.0%)
Alleghany Corp.	4,033	2,478,037
American Financial Group, Inc.	19,055	2,138,352
American National Insurance Co.	2,030	237,429
Arch Capital Group Ltd.*	28,790	2,464,136
Arthur J Gallagher & Co.	15,066	1,035,486
Aspen Insurance Holdings Ltd.	11,285	506,132
Assurant, Inc.	33,269	3,041,119
Assured Guaranty Ltd.	31,477	1,139,467
Athene Holding Ltd., Class A*	31,964	1,528,199
Axis Capital Holdings Ltd.	22,209	1,278,572
Brighthouse Financial, Inc.*	57,013	2,930,468
Brown & Brown, Inc.	239,822	6,101,072
Cincinnati Financial Corp.	41,786	3,103,028
CNA Financial Corp.	7,354	362,920
CNO Financial Group, Inc.	155,658	3,373,109
Enstar Group Ltd.*	11,275	2,370,569
Erie Indemnity Co., Class A	1,830	215,281
Everest Re Group Ltd.	11,028	2,832,211
First American Financial Corp.	29,165	1,711,402
FNF Group	71,092	2,845,102
Hanover Insurance Group, Inc. (The)	38,641	4,555,387
Hartford Financial Services Group, Inc. (The)	96,384	4,965,704
Jardine Lloyd Thompson Group plc	207,543	3,735,984
Lancashire Holdings Ltd.	388,608	3,163,922
Lincoln National Corp.	59,380	4,338,303
Loews Corp.	74,479	3,703,841
Markel Corp.*	3,703	4,333,436
Mercury General Corp.	7,480	343,108
Navigators Group, Inc. (The)	64,474	3,716,926
Old Republic International Corp.	66,272	1,421,534
Principal Financial Group, Inc.	72,453	4,413,112
ProAssurance Corp.	14,082	683,681
Reinsurance Group of America, Inc.	88,912	13,692,447
RenaissanceRe Holdings Ltd.	9,845	1,363,631
Torchmark Corp.	30,822	2,594,288
Unum Group	149,621	7,123,456
Validus Holdings Ltd.	156,904	10,583,175
White Mountains Insurance Group Ltd.	973	800,312
Willis Towers Watson plc	112,354	17,099,154
WR Berkley Corp.	25,873	1,880,967
XL Group Ltd.	119,502	6,603,681

		142,808,140

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AGNC Investment Corp. (REIT)	106,418	2,013,429
Annaly Capital Management, Inc. (REIT)	311,198	3,245,795
Chimera Investment Corp. (REIT)	50,495	879,118
MFA Financial, Inc. (REIT)	106,593	802,645
New Residential Investment Corp. (REIT)	90,006	1,480,599
Starwood Property Trust, Inc. (REIT)	69,559	1,457,261
Two Harbors Investment Corp. (REIT)	46,346	712,338

		10,591,185

Thrifts & Mortgage Finance (0.4%)
Nationstar Mortgage Holdings, Inc.(x)*	340,240	6,110,710
New York Community Bancorp, Inc.	129,327	1,685,131
TFS Financial Corp.	15,101	221,834

		8,017,675

Total Financials		371,989,794

Health Care (4.7%)
Biotechnology (0.1%)
Agios Pharmaceuticals, Inc.(x)*	895	73,193
Alnylam Pharmaceuticals, Inc.*	3,192	380,167
Five Prime Therapeutics, Inc.*	24,600	422,628
Intrexon Corp.(x)*	4,143	63,512
OPKO Health, Inc.(x)*	81,301	257,724
United Therapeutics Corp.*	11,659	1,310,006

		2,507,230

Health Care Equipment & Supplies (1.5%)
Boston Scientific Corp.*	266,283	7,274,851
Cooper Cos., Inc. (The)	2,864	655,312
Dentsply Sirona, Inc.	61,228	3,080,381
Hill-Rom Holdings, Inc.	11,008	957,696
Hologic, Inc.*	32,706	1,221,896
Orthofix International NV*	35,824	2,105,735
STERIS plc	73,327	6,845,808
Teleflex, Inc.	10,222	2,606,406
Zimmer Biomet Holdings, Inc.	54,854	5,981,280

		30,729,365

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.(x)*	122,936	4,816,632
Brookdale Senior Living, Inc.*	236,277	1,585,419

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cardinal Health, Inc.	85,923	$5,385,654
Centene Corp.*	40,333	4,310,388
DaVita, Inc.*	39,666	2,615,576
Envision Healthcare Corp.*	115,299	4,430,941
Laboratory Corp. of America Holdings*	27,721	4,483,872
LifePoint Health, Inc.*	118,090	5,550,230
MEDNAX, Inc.*	24,766	1,377,733
Patterson Cos., Inc.	19,983	444,222
Premier, Inc., Class A*	10,494	328,567
Quest Diagnostics, Inc.	37,153	3,726,446
Universal Health Services, Inc., Class B	23,254	2,753,506
WellCare Health Plans, Inc.*	1,010	195,566

		42,004,752

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	66,353	4,439,016
Bio-Rad Laboratories, Inc., Class A*	5,689	1,422,705
Bruker Corp.	17,429	521,476
IQVIA Holdings, Inc.*	14,913	1,463,114
PerkinElmer, Inc.	24,046	1,820,763
QIAGEN NV*	41,191	1,330,881

		10,997,955

Pharmaceuticals (0.5%)
Akorn, Inc.*	1,313	24,566
Endo International plc*	58,229	345,880
Mallinckrodt plc*	24,932	361,015
Mylan NV*	144,965	5,968,210
Perrigo Co. plc	35,789	2,982,655

		9,682,326

Total Health Care		95,921,628

Industrials (10.5%)
Aerospace & Defense (1.6%)
Arconic, Inc.	115,895	2,670,221
Harris Corp.	58,120	9,373,594
Hexcel Corp.	8,266	533,901
Huntington Ingalls Industries, Inc.	2,033	524,026
L3 Technologies, Inc.	21,061	4,380,688
Moog, Inc., Class A*	41,009	3,379,552
Orbital ATK, Inc.	15,568	2,064,472
Spirit AeroSystems Holdings, Inc., Class A	31,400	2,628,180
Teledyne Technologies, Inc.*	9,444	1,767,633
Textron, Inc.	72,036	4,247,963

		31,570,230

Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	14,230	900,759
Hub Group, Inc., Class A*	165,029	6,906,464
XPO Logistics, Inc.*	8,590	874,548

		8,681,771

Airlines (0.9%)
Alaska Air Group, Inc.	5,848	362,342
Allegiant Travel Co.	25,558	4,410,033
American Airlines Group, Inc.	66,853	3,473,682
Copa Holdings SA, Class A	7,836	1,007,945
JetBlue Airways Corp.*	201,556	4,095,618
Spirit Airlines, Inc.*	18,552	700,895
United Continental Holdings, Inc.*	73,137	5,080,826

		19,131,341

Building Products (0.5%)
Fortune Brands Home & Security, Inc.	3,045	179,320
JELD-WEN Holding, Inc.*	63,203	1,935,276
Lennox International, Inc.	813	166,153
Masco Corp.	29,942	1,210,854
Owens Corning	30,094	2,419,558
Sanwa Holdings Corp.	320,552	4,136,252
USG Corp.*	23,139	935,278

		10,982,691

Commercial Services & Supplies (0.5%)
ADT, Inc.(x)	9,183	72,821
Atento SA	162,769	1,269,598
Clean Harbors, Inc.*	74,856	3,653,721
Pitney Bowes, Inc.	49,312	537,008
Republic Services, Inc.	61,129	4,048,574
Stericycle, Inc.*	22,429	1,312,769

		10,894,491

Construction & Engineering (0.5%)
AECOM*	43,025	1,532,981
Fluor Corp.	37,951	2,171,556
Granite Construction, Inc.	52,023	2,906,005
Jacobs Engineering Group, Inc.	33,514	1,982,353
Quanta Services, Inc.*	29,958	1,029,057
Valmont Industries, Inc.	5,983	875,313

		10,497,265

Electrical Equipment (0.7%)
Acuity Brands, Inc.	3,473	483,407
AMETEK, Inc.	51,591	3,919,368
Hubbell, Inc.	41,379	5,039,134
Regal Beloit Corp.	12,033	882,621
Sensata Technologies Holding plc*	92,346	4,786,293

		15,110,823

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	16,502	1,722,974
Roper Technologies, Inc.	1,517	425,807

		2,148,781

Machinery (2.9%)
AGCO Corp.	18,099	1,173,720
Colfax Corp.*	177,740	5,669,906
Crane Co.	13,542	1,255,885
Cummins, Inc.	28,849	4,676,134
Donaldson Co., Inc.	2,867	129,158
Dover Corp.	37,510	3,684,232
Flowserve Corp.	35,445	1,535,832
Fortive Corp.	8,068	625,431
Gates Industrial Corp. plc*	2,233	39,100
IDEX Corp.	1,514	215,760
Ingersoll-Rand plc	33,785	2,888,955
ITT, Inc.	24,093	1,180,075
Milacron Holdings Corp.*	217,541	4,381,276
Oshkosh Corp.	20,226	1,562,863
PACCAR, Inc.	93,194	6,166,648
Parker-Hannifin Corp.	17,721	3,030,823
Pentair plc	45,020	3,067,213
Snap-on, Inc.	13,346	1,969,069
SPX FLOW, Inc.*	60,019	2,952,335
Stanley Black & Decker, Inc.	37,304	5,714,974
Terex Corp.	21,112	789,800
Timken Co. (The)	18,699	852,674
Trinity Industries, Inc.	40,807	1,331,532
Wabtec Corp.(x)	15,817	1,287,504
Xylem, Inc.	23,257	1,788,928

		57,969,827

Marine (0.4%)
Kirby Corp.*	115,008	8,849,866

Professional Services (0.5%)
Dun & Bradstreet Corp. (The)	31,870	3,728,790
IHS Markit Ltd.*	44,822	2,162,213
ManpowerGroup, Inc.	17,907	2,061,096
Nielsen Holdings plc	97,076	3,086,046

		11,038,145

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.1%)
AMERCO	1,384	$477,618
Avis Budget Group, Inc.(x)*	36,186	1,694,952
Genesee & Wyoming, Inc., Class A*	76,389	5,407,577
Kansas City Southern	28,013	3,077,228
Knight-Swift Transportation Holdings, Inc.	133,369	6,136,309
Old Dominion Freight Line, Inc.	6,200	911,214
Ryder System, Inc.	14,268	1,038,568
Schneider National, Inc., Class B(x)	54,340	1,416,100

		20,159,566

Trading Companies & Distributors (0.4%)
Air Lease Corp.	24,644	1,050,327
Aircastle Ltd.	101,205	2,009,931
MSC Industrial Direct Co., Inc., Class A	7,173	657,836
WESCO International, Inc.*	56,913	3,531,452
WW Grainger, Inc.	753	212,549

		7,462,095

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	21,672	800,347

Total Industrials		215,297,239

Information Technology (6.7%)
Communications Equipment (1.0%)
Acacia Communications, Inc.(x)*	108,505	4,173,102
ARRIS International plc*	48,091	1,277,778
CommScope Holding Co., Inc.*	91,665	3,663,850
EchoStar Corp., Class A*	12,639	666,960
Juniper Networks, Inc.	272,366	6,626,665
Motorola Solutions, Inc.	40,251	4,238,430

		20,646,785

Electronic Equipment, Instruments & Components (1.6%)
Arrow Electronics, Inc.*	118,480	9,125,330
Avnet, Inc.	116,042	4,845,914
Dolby Laboratories, Inc., Class A	15,591	990,964
FLIR Systems, Inc.	17,461	873,225
Jabil, Inc.	46,800	1,344,564
Keysight Technologies, Inc.*	203,396	10,655,917
National Instruments Corp.	6,307	318,945
Sanmina Corp.*	128,632	3,363,727
Trimble, Inc.*	14,506	520,475

		32,039,061

Internet Software & Services (0.7%)
Akamai Technologies, Inc.*	44,784	3,178,768
LogMeIn, Inc.	5,384	622,121
Twitter, Inc.*	172,993	5,018,527
VeriSign, Inc.(x)*	34,601	4,102,295
Zillow Group, Inc., Class A*	4,584	247,536
Zillow Group, Inc., Class C(x)*	9,040	486,352

		13,655,599

IT Services (1.3%)
Amdocs Ltd.	39,002	2,602,213
Booz Allen Hamilton Holding Corp.	111,539	4,318,790
Broadridge Financial Solutions, Inc.	20,309	2,227,694
Conduent, Inc.*	51,056	951,684
CoreLogic, Inc.*	9,522	430,680
DST Systems, Inc.	14,157	1,184,233
Fidelity National Information Services, Inc.	38,430	3,700,809
Leidos Holdings, Inc.	38,571	2,522,543
Sabre Corp.	13,064	280,223
Switch, Inc., Class A(x)	3,407	54,205
Teradata Corp.*	32,824	1,302,128
WEX, Inc.*	2,039	319,348
Worldpay, Inc.*	90,045	7,405,302

		27,299,852

Semiconductors & Semiconductor Equipment (1.0%)
Axcelis Technologies, Inc.*	69,259	1,703,771
Cypress Semiconductor Corp.	82,913	1,406,204
First Solar, Inc.*	22,112	1,569,510
Ichor Holdings Ltd.(x)*	81,382	1,970,258
Marvell Technology Group Ltd.	107,931	2,266,551
Microsemi Corp.*	5,774	373,693
ON Semiconductor Corp.*	6,717	164,298
Qorvo, Inc.*	16,391	1,154,746
Silicon Motion Technology Corp. (ADR)(x)	95,055	4,574,047
Teradyne, Inc.	80,991	3,702,099
Versum Materials, Inc.	26,607	1,001,221
Xilinx, Inc.	3,866	279,280

		20,165,678

Software (0.7%)
Autodesk, Inc.*	10,248	1,286,944
CA, Inc.	85,530	2,899,467
FireEye, Inc.*	49,084	830,992
Guidewire Software, Inc.*	12,440	1,005,525
Nuance Communications, Inc.*	79,717	1,255,543
SS&C Technologies Holdings, Inc.	73,419	3,938,195
Synopsys, Inc.*	36,968	3,077,216
Zynga, Inc., Class A*	211,788	775,144

		15,069,026

Technology Hardware, Storage & Peripherals (0.4%)
NetApp, Inc.	10,685	659,158
Western Digital Corp.	69,011	6,367,645
Xerox Corp.	62,298	1,792,936

		8,819,739

Total Information Technology		137,695,740

Materials (4.5%)
Chemicals (2.0%)
Albemarle Corp.	24,350	2,258,219
Ashland Global Holdings, Inc.	16,748	1,168,843
Axalta Coating Systems Ltd.*	270,486	8,165,973
Cabot Corp.	75,549	4,209,590
Celanese Corp.	64,534	6,466,952
CF Industries Holdings, Inc.	63,280	2,387,554
Eastman Chemical Co.	38,891	4,106,112
Huntsman Corp.	27,981	818,444
Mosaic Co. (The)	95,350	2,315,098
NewMarket Corp.	158	63,465
Olin Corp.	111,531	3,389,427
Platform Specialty Products Corp.*	33,492	322,528
RPM International, Inc.(x)	3,166	150,923
Scotts Miracle-Gro Co. (The)(x)	985	84,464
Valvoline, Inc.	53,999	1,194,998
Westlake Chemical Corp.	33,577	3,732,084

		40,834,674

Construction Materials (0.1%)
Buzzi Unicem SpA	82,156	1,925,390
Martin Marietta Materials, Inc.	1,569	325,254
Vulcan Materials Co.	2,358	269,213

		2,519,857

Containers & Packaging (0.7%)
AptarGroup, Inc.	12,690	1,139,943
Ardagh Group SA	2,495	46,607
Avery Dennison Corp.	1,421	150,981
Ball Corp.	42,016	1,668,455
Bemis Co., Inc.	24,508	1,066,588
Crown Holdings, Inc.*	33,216	1,685,712
Graphic Packaging Holding Co.	24,355	373,849
International Paper Co.	10,401	555,725

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Owens-Illinois, Inc.*	10,121	$219,221
Sealed Air Corp.	23,845	1,020,328
Sonoco Products Co.	26,652	1,292,622
WestRock Co.	68,186	4,375,496

		13,595,527

Metals & Mining (1.7%)
Alcoa Corp.*	112,801	5,071,533
Commercial Metals Co.	82,592	1,689,832
Freeport-McMoRan, Inc.*	295,067	5,184,327
Newmont Mining Corp.	145,008	5,665,463
Nucor Corp.	86,763	5,300,352
Reliance Steel & Aluminum Co.	74,053	6,349,303
Royal Gold, Inc.	11,054	949,207
Southern Copper Corp.(x)	2,522	136,642
Steel Dynamics, Inc.	53,912	2,383,989
Tahoe Resources, Inc.	86,208	404,316
United States Steel Corp.	47,327	1,665,437

		34,800,401

Paper & Forest Products (0.0%)
Domtar Corp.	16,690	709,993

Total Materials		92,460,452

Real Estate (9.5%)
Equity Real Estate Investment Trusts (REITs) (9.0%)
Alexandria Real Estate Equities, Inc. (REIT)	27,063	3,379,898
American Assets Trust, Inc. (REIT)	42,121	1,407,263
American Campus Communities, Inc. (REIT)	199,628	7,709,632
American Homes 4 Rent (REIT), Class A	65,213	1,309,477
Apartment Investment & Management Co. (REIT), Class A	42,468	1,730,571
Apple Hospitality REIT, Inc. (REIT)	57,055	1,002,456
AvalonBay Communities, Inc. (REIT)	37,436	6,156,725
Boston Properties, Inc. (REIT)	35,595	4,386,016
Brandywine Realty Trust (REIT)	46,496	738,356
Brixmor Property Group, Inc. (REIT)	223,637	3,410,464
Camden Property Trust (REIT)	24,716	2,080,593
Colony NorthStar, Inc. (REIT), Class A(x)	146,296	822,184
Columbia Property Trust, Inc. (REIT)	32,611	667,221
CoreCivic, Inc. (REIT)	31,449	613,884
Corporate Office Properties Trust (REIT)	156,842	4,051,229
CubeSmart (REIT)	273,389	7,709,570
CyrusOne, Inc. (REIT)	3,038	155,576
DCT Industrial Trust, Inc. (REIT)	25,325	1,426,811
DDR Corp. (REIT)	82,658	605,883
Digital Realty Trust, Inc. (REIT)	13,130	1,383,639
Douglas Emmett, Inc. (REIT)	8,163	300,072
Duke Realty Corp. (REIT)	96,771	2,562,496
Empire State Realty Trust, Inc. (REIT), Class A	35,559	597,036
EPR Properties (REIT)	16,991	941,301
Equity Commonwealth (REIT)*	32,578	999,167
Equity LifeStyle Properties, Inc. (REIT)	27,589	2,421,487
Essex Property Trust, Inc. (REIT)	17,755	4,273,273
Extra Space Storage, Inc. (REIT)	34,656	3,027,548
Federal Realty Investment Trust (REIT)	11,991	1,392,275
Forest City Realty Trust, Inc. (REIT), Class A	131,370	2,661,556
Gaming and Leisure Properties, Inc. (REIT)	36,981	1,237,754
GGP, Inc. (REIT)	167,430	3,425,618
HCP, Inc. (REIT)	127,699	2,966,448
Healthcare Trust of America, Inc. (REIT), Class A	55,082	1,456,919
Highwoods Properties, Inc. (REIT)	27,706	1,214,077
Hospitality Properties Trust (REIT)	44,183	1,119,597
Host Hotels & Resorts, Inc. (REIT)	198,382	3,697,840
Hudson Pacific Properties, Inc. (REIT)	38,061	1,238,124
Invitation Homes, Inc. (REIT)	79,564	1,816,446
Iron Mountain, Inc. (REIT)	9,243	303,725
iStar, Inc. (REIT)(x)*	340,800	3,465,936
JBG SMITH Properties (REIT)	23,098	778,634
Kilroy Realty Corp. (REIT)	26,233	1,861,494
Kimco Realty Corp. (REIT)	112,378	1,618,243
Lamar Advertising Co. (REIT), Class A	2,524	160,678
Liberty Property Trust (REIT)	40,034	1,590,551
Life Storage, Inc. (REIT)	38,938	3,252,102
Macerich Co. (The) (REIT)	37,156	2,081,479
Medical Properties Trust, Inc. (REIT)	98,389	1,279,057
Mid-America Apartment Communities, Inc. (REIT)	83,005	7,573,376
National Retail Properties, Inc. (REIT)	41,201	1,617,551
Omega Healthcare Investors, Inc. (REIT)(x)	52,849	1,429,037
Outfront Media, Inc. (REIT)	31,743	594,864
Paramount Group, Inc. (REIT)	56,271	801,299
Park Hotels & Resorts, Inc. (REIT)	133,600	3,609,872
Piedmont Office Realty Trust, Inc. (REIT), Class A	38,867	683,671
Prologis, Inc. (REIT)	143,299	9,026,403
PS Business Parks, Inc. (REIT)	37,391	4,226,679
Rayonier, Inc. (REIT)	34,973	1,230,350
Realty Income Corp. (REIT)	76,608	3,962,932
Regency Centers Corp. (REIT)	40,495	2,388,395
Retail Properties of America, Inc. (REIT), Class A	61,820	720,821
Senior Housing Properties Trust (REIT)	64,463	1,009,491
SL Green Realty Corp. (REIT)	24,550	2,377,177
Spirit Realty Capital, Inc. (REIT)	123,907	961,518
STORE Capital Corp. (REIT)	250,222	6,210,510
Sun Communities, Inc. (REIT)	20,799	1,900,405
Tanger Factory Outlet Centers, Inc. (REIT)(x)	22,869	503,118
Taubman Centers, Inc. (REIT)	8,152	463,930
UDR, Inc. (REIT)	72,165	2,570,517
Uniti Group, Inc. (REIT)(x)	44,254	719,128
Ventas, Inc. (REIT)	96,410	4,775,187
VEREIT, Inc. (REIT)	265,860	1,850,386
VICI Properties, Inc. (REIT)	60,008	1,099,347
Vornado Realty Trust (REIT)	46,781	3,148,361
Weingarten Realty Investors (REIT)	32,545	913,864
Welltower, Inc. (REIT)	100,693	5,480,720
Weyerhaeuser Co. (REIT)	202,824	7,098,840
WP Carey, Inc. (REIT)	28,721	1,780,415

		185,216,545

Real Estate Management & Development (0.5%)
CBRE Group, Inc., Class A*	44,759	2,113,520
Howard Hughes Corp. (The)*	9,895	1,376,691
Jones Lang LaSalle, Inc.	31,861	5,564,206

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Realogy Holdings Corp.(x)	36,051	$983,471

		10,037,888

Total Real Estate		195,254,433

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
CenturyLink, Inc.	261,517	4,296,724

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA (SDR)	56,405	3,852,010
Telephone & Data Systems, Inc.	25,814	723,566
United States Cellular Corp.*	3,840	154,330

		4,729,906

Total Telecommunication Services		9,026,630

Utilities (6.3%)
Electric Utilities (2.4%)
Alliant Energy Corp.	171,280	6,998,501
Avangrid, Inc.	15,142	774,059
Edison International	86,350	5,497,041
Entergy Corp.	48,786	3,843,361
Eversource Energy	86,187	5,078,138
FirstEnergy Corp.	120,647	4,103,204
Fortis, Inc.	47,678	1,610,086
Great Plains Energy, Inc.	137,931	4,384,826
Hawaiian Electric Industries, Inc.	29,334	1,008,503
OGE Energy Corp.	54,267	1,778,330
Pinnacle West Capital Corp.	30,255	2,414,349
PPL Corp.	186,220	5,268,164
Westar Energy, Inc.	38,522	2,025,872
Xcel Energy, Inc.	138,071	6,279,469

		51,063,903

Gas Utilities (0.9%)
Atmos Energy Corp.	29,378	2,474,803
National Fuel Gas Co.	21,824	1,122,845
UGI Corp.	351,409	15,609,587

		19,207,235

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	179,589	2,041,927
NRG Energy, Inc.	65,266	1,992,571
Vistra Energy Corp.*	65,563	1,365,677

		5,400,175

Multi-Utilities (2.4%)
Ameren Corp.	65,921	3,733,106
CenterPoint Energy, Inc.	117,191	3,211,033
CMS Energy Corp.	75,985	3,441,361
Consolidated Edison, Inc.	84,521	6,587,567
DTE Energy Co.	48,589	5,072,692
MDU Resources Group, Inc.	52,789	1,486,538
NiSource, Inc.	91,614	2,190,491
Public Service Enterprise Group, Inc.	137,409	6,903,428
SCANA Corp.	35,746	1,342,262
Sempra Energy	68,273	7,593,324
Vectren Corp.	22,584	1,443,569
WEC Energy Group, Inc.	85,653	5,370,443

		48,375,814

Water Utilities (0.3%)
American Water Works Co., Inc.	48,470	3,980,841
Aqua America, Inc.	48,299	1,645,064

		5,625,905

Total Utilities		129,673,032

Total Common Stocks (79.0%) (Cost $1,231,057,202)		1,621,924,128

EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P Mid-Cap ETF	3,855	723,082
iShares Morningstar Mid-Cap ETF	4,666	846,226
iShares Morningstar Mid-Cap Growth ETF	31,330	6,561,505
iShares Morningstar Mid-Cap Value ETF‡	130,437	20,361,216
iShares Russell Mid-Cap ETF(x)	2,905	599,708
iShares Russell Mid-Cap Growth ETF(x)	41,154	5,059,884
iShares Russell Mid-Cap Value ETF	718,575	62,106,437
iShares S&P Mid-Cap 400 Growth ETF(x)	41,860	9,139,294
iShares S&P Mid-Cap 400 Value ETF(x)	317,421	49,041,545
SPDR S&P 400 MidCap Value ETF(x)	23,094	2,297,160
Vanguard Mid-Cap Growth ETF(x)	51,000	6,610,110
Vanguard Mid-Cap Value ETF(x)	355,600	38,899,084

Total Exchange Traded Funds (9.9%) (Cost $98,649,393)		202,245,251

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)(x)* (Cost $—)	1,953	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.1%)
JPMorgan Prime Money Market Fund, IM Shares	104,509,047	104,498,597

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.2%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,000,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $2,040,001.(xx)	$2,000,000	2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $5,000,708, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $5,104,209.(xx)	5,000,000	5,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $15,002,125, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $15,312,628.(xx)	$15,000,000	$15,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,000,300, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $2,040,102.(xx)	2,000,000	2,000,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various Common Stocks; total market value $220,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $5,001,500, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $5,100,261.(xx)	5,000,000	5,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,045,435, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,066,193.(xx)	1,045,286	1,045,286
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $1,000,158, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $1,020,516.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $3,000,463, collateralized by various Common Stocks; total market value $3,336,951.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $4,500,694, collateralized by various Common Stocks; total market value $5,005,427.(xx)	4,500,000	4,500,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $4,001,462, collateralized by various Common Stocks; total market value $4,449,269.(xx)	4,000,000	4,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $4,350,653, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $4,437,084.(xx)	4,350,000	4,350,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $10,003,306, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $10,200,000.(xx)	10,000,000	10,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $1,000,331, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		65,095,286

Total Short-Term Investments (8.3%) (Cost $169,614,142)		169,593,883

Total Investments in Securities (97.2%) (Cost $1,499,320,737)		1,993,763,262
Other Assets Less Liabilities (2.8%)		57,394,284

Net Assets (100%)		$2,051,157,546

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $64,259,060. This was secured by cash collateral of $65,095,286 which was subsequently invested in joint repurchase agreements with a total value of $65,095,286, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $240,827 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

SDR — Swedish Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Mid-Cap Value ETF	130,437	21,207,440	—	(383,048)	12,935	(476,111)	20,361,216	108,772	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	635	06/2018	USD	48,615,600	(1,851,206)
S&P 500 E-Mini Index	369	06/2018	USD	48,763,350	(2,272,947)
S&P Midcap 400 E-Mini Index	519	06/2018	USD	97,732,890	(2,892,158)

					(7,016,311)

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$179,907,025	$1,622,529	$—		$181,529,554
Consumer Staples	78,181,021	—	—		78,181,021
Energy	114,894,605	—	—		114,894,605
Financials	365,089,888	6,899,906	—		371,989,794
Health Care	95,921,628	—	—		95,921,628
Industrials	211,160,987	4,136,252	—		215,297,239
Information Technology	137,695,740	—	—		137,695,740
Materials	90,535,062	1,925,390	—		92,460,452
Real Estate	195,254,433	—	—		195,254,433
Telecommunication Services	5,174,620	3,852,010	—		9,026,630
Utilities	129,673,032	—	—		129,673,032
Exchange Traded Funds	202,245,251	—	—		202,245,251
Rights
Information Technology	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	104,498,597	—	—		104,498,597
Repurchase Agreements	—	65,095,286	—		65,095,286

Total Assets	$1,910,231,889	$83,531,373	$—		$1,993,763,262

Liabilities:
Futures	$(7,016,311)	$—	$—		$(7,016,311)

Total Liabilities	$(7,016,311)	$—	$—		$(7,016,311)

Total	$1,903,215,578	$83,531,373	$—		$1,986,746,951

(a)	Value is zero.

There were no transfers between Levels 1, 2, or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$592,877,260
Aggregate gross unrealized depreciation	(120,770,061)

Net unrealized appreciation	$472,107,199

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,514,639,752

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P 500 ETF	10,544	$2,798,061
iShares MSCI EAFE ETF	78,357	5,459,916
SPDR S&P 500 ETF Trust	10,349	2,723,339
SPDR S&P MidCap 400 ETF Trust	2,819	963,337
Vanguard S&P 500 ETF	11,580	2,803,286
Vanguard Small-Cap ETF	4,452	654,088

Total Exchange Traded Funds (71.9%) (Cost $15,462,895)		15,402,027

SHORT-TERM INVESTMENTS:
Investment Company (19.6%)
JPMorgan Prime Money Market Fund, IM Shares	4,217,395	4,216,973

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (7.5%)
U.S. Treasury Bills 1.54%, 5/10/18(p)	$1,600,000	1,597,273

Total Short-Term Investments (27.1%) (Cost $5,815,105)		5,814,246

Total Investments in Securities (99.0%) (Cost $21,278,000)		21,216,273
Other Assets Less Liabilities (1.0%)		219,563

Net Assets (100%)		$21,435,836

(p)	Yield to maturity.

Glossary:

AUD — Australian Dollar

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
FTSE 100 Index	2	6/2018	GBP	196,238	(3,622)
Russell 2000 E-Mini Index	4	6/2018	USD	306,240	(9,260)
TOPIX Index	8	6/2018	JPY	1,290,541	8,308
U.S. Treasury 10 Year Note	12	6/2018	USD	1,453,687	12,265
U.S. Treasury 2 Year Note	8	6/2018	USD	1,700,874	474
U.S. Treasury 5 Year Note	6	6/2018	USD	686,766	1,899

					10,064

Short Contracts
S&P 500 E-Mini Index	(2)	6/2018	USD	(264,300)	2,446
SPI 200 Index	(1)	6/2018	AUD	(110,138)	2,152

					4,598

					14,662

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	111,947	USD	155,851	JPMorgan Chase Bank	6/19/2018	1,725
JPY	21,179,285	USD	198,626	JPMorgan Chase Bank	6/19/2018	1,452
USD	225,109	AUD	290,698	JPMorgan Chase Bank	6/19/2018	1,796
USD	281,868	CHF	264,442	JPMorgan Chase Bank	6/19/2018	3,415
USD	388,168	EUR	313,440	JPMorgan Chase Bank	6/19/2018	253
USD	280,888	GBP	198,383	JPMorgan Chase Bank	6/19/2018	1,644
USD	364,875	JPY	38,322,582	JPMorgan Chase Bank	6/19/2018	2,846
USD	98,027	SEK	800,426	JPMorgan Chase Bank	6/19/2018	1,604

Total unrealized appreciation						14,735

EUR	270,802	USD	338,497	JPMorgan Chase Bank	6/19/2018	(3,352)
NOK	1,333,926	USD	171,780	JPMorgan Chase Bank	6/19/2018	(1,189)
USD	132,368	EUR	107,259	JPMorgan Chase Bank	6/19/2018	(375)
USD	196,680	GBP	141,410	JPMorgan Chase Bank	6/19/2018	(2,368)

Total unrealized depreciation						(7,284)

Net unrealized appreciation						7,451

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$15,402,027	$—	$—	$15,402,027
Forward Currency Contracts	—	14,735	—	14,735
Futures	27,544	—	—	27,544
Short-Term Investments
Investment Company	4,216,973	—	—	4,216,973
U.S. Treasury Obligations	—	1,597,273	—	1,597,273

Total Assets	$19,646,544	$1,612,008	$—	$21,258,552

Liabilities:
Forward Currency Contracts	$—	$(7,284)	$—	$(7,284)
Futures	(12,882)	—	—	(12,882)

Total Liabilities	$(12,882)	$(7,284)	$—	$(20,166)

Total	$19,633,662	$1,604,724	$—	$21,238,386

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,045
Aggregate gross unrealized depreciation	(89,736)

Net unrealized depreciation	$(47,691)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,286,077

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.6%)
Auto Components (0.4%)
Aisin Seiki Co. Ltd.	1,511	$82,079
Aptiv plc	2,500	212,425
BorgWarner, Inc.	1,850	92,926
Bridgestone Corp.	5,558	241,531
Cie Generale des Etablissements Michelin SCA	1,464	216,399
Continental AG	940	259,651
Denso Corp.	4,071	222,669
Faurecia SA	649	52,586
GKN plc	14,673	95,401
Goodyear Tire & Rubber Co. (The)	2,350	62,463
Koito Manufacturing Co. Ltd.	962	66,722
Minth Group Ltd.	6,443	29,536
NGK Spark Plug Co. Ltd.	1,383	33,313
NOK Corp.	952	18,484
Nokian Renkaat OYJ	997	45,350
Schaeffler AG (Preference)(q)	1,535	23,703
Stanley Electric Co. Ltd.	1,203	44,432
Sumitomo Electric Industries Ltd.	6,444	98,321
Sumitomo Rubber Industries Ltd.	1,478	27,114
Toyoda Gosei Co. Ltd.	700	16,276
Toyota Industries Corp.	1,392	84,249
Valeo SA	2,048	135,433
Yokohama Rubber Co. Ltd. (The)	1,089	25,208

		2,186,271

Automobiles (1.0%)
Bayerische Motoren Werke AG	2,829	307,018
Bayerische Motoren Werke AG (Preference)(q)	471	44,151
Daimler AG (Registered)*	8,226	699,006
Ferrari NV	1,050	126,474
Fiat Chrysler Automobiles NV*	9,194	188,513
Ford Motor Co.	36,500	404,420
General Motors Co.	12,200	443,348
Harley-Davidson, Inc.	1,550	66,464
Honda Motor Co. Ltd.	14,702	505,703
Isuzu Motors Ltd.	4,712	72,271
Mazda Motor Corp.	4,858	64,215
Mitsubishi Motors Corp.	5,730	40,981
Nissan Motor Co. Ltd.	19,833	205,776
Peugeot SA	5,025	121,013
Porsche Automobil Holding SE (Preference)(q)	1,309	108,841
Renault SA	1,643	199,604
Subaru Corp.	5,257	172,277
Suzuki Motor Corp.	2,937	158,160
Toyota Motor Corp.	22,302	1,430,489
Volkswagen AG	278	55,665
Volkswagen AG (Preference)(q)	1,586	315,461
Yamaha Motor Co. Ltd.	2,392	71,487

		5,801,337

Distributors (0.0%)
Genuine Parts Co.	1,350	121,283
Jardine Cycle & Carriage Ltd.	925	24,447
LKQ Corp.*	2,850	108,158

		253,888

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	666	24,129
H&R Block, Inc.	1,950	49,549

		73,678

Hotels, Restaurants & Leisure (1.0%)
Accor SA	1,604	86,647
Aristocrat Leisure Ltd.	4,637	86,447
Carnival Corp.	3,800	249,204
Carnival plc	1,581	101,873
Chipotle Mexican Grill, Inc.*	240	77,546
Compass Group plc	13,525	276,372
Crown Resorts Ltd.	3,266	32,038
Darden Restaurants, Inc.	1,150	98,038
Domino’s Pizza Enterprises Ltd.(x)	608	19,556
Flight Centre Travel Group Ltd.	522	22,968
Galaxy Entertainment Group Ltd.	20,294	186,030
Genting Singapore plc	51,727	42,868
GVC Holdings plc	4,652	60,049
Hilton Worldwide Holdings, Inc.	1,916	150,904
InterContinental Hotels Group plc	1,542	92,464
Marriott International, Inc., Class A	2,920	397,062
McDonald’s Corp.	7,550	1,180,670
McDonald’s Holdings Co. Japan Ltd.	601	28,128
Melco Resorts & Entertainment Ltd. (ADR)	2,106	61,032
Merlin Entertainments plc	6,226	30,300
MGM China Holdings Ltd.	8,779	22,936
MGM Resorts International	4,831	169,182
Norwegian Cruise Line Holdings Ltd.*	1,625	86,076
Oriental Land Co. Ltd.	1,865	190,435
Paddy Power Betfair plc	686	70,483
Royal Caribbean Cruises Ltd.	1,600	188,384
Sands China Ltd.	20,693	112,363
Shangri-La Asia Ltd.	11,407	23,148
SJM Holdings Ltd.	19,947	17,480
Sodexo SA	774	78,090
Starbucks Corp.	13,450	778,621
Tabcorp Holdings Ltd.	16,314	55,312
TUI AG	3,764	80,807
Whitbread plc	1,568	81,613
Wyndham Worldwide Corp.	950	108,709
Wynn Macau Ltd.	13,352	48,965
Wynn Resorts Ltd.	750	136,770
Yum Brands, Inc.	3,200	272,416

		5,801,986

Household Durables (0.4%)
Barratt Developments plc	8,650	64,432
Berkeley Group Holdings plc	1,100	58,546
Casio Computer Co. Ltd.	1,751	26,099
DR Horton, Inc.	3,150	138,096
Electrolux AB	2,056	64,697
Garmin Ltd.	1,000	58,930
Husqvarna AB, Class B	3,561	34,352
Iida Group Holdings Co. Ltd.	1,340	25,036
Leggett & Platt, Inc.	1,200	53,232
Lennar Corp., Class A	1,900	111,986
Mohawk Industries, Inc.*	600	139,332
Newell Brands, Inc.	4,550	115,934
Nikon Corp.	2,912	51,888
Panasonic Corp.	18,862	269,622
Persimmon plc	2,637	93,752
PulteGroup, Inc.	2,550	75,200
Rinnai Corp.	300	28,476
SEB SA	193	36,892
Sekisui Chemical Co. Ltd.	3,421	59,672
Sekisui House Ltd.	5,016	91,547
Sharp Corp.*	1,278	38,194
Sony Corp.	10,805	522,556
Taylor Wimpey plc	27,954	72,514
Techtronic Industries Co. Ltd.	11,806	69,738
Whirlpool Corp.	700	107,177

		2,407,900

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (1.5%)
Amazon.com, Inc.*	3,729	$5,397,131
Booking Holdings, Inc.*	462	961,140
Expedia Group, Inc.	1,150	126,972
Netflix, Inc.*	4,030	1,190,261
Rakuten, Inc.	7,966	67,311
Start Today Co. Ltd.	1,598	42,681
TripAdvisor, Inc.*	1,000	40,890
Zalando SE(m)*	952	51,935

		7,878,321

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,707	56,068
Hasbro, Inc.	1,050	88,515
Mattel, Inc.(x)	3,200	42,080
Sankyo Co. Ltd.	470	16,564
Sega Sammy Holdings, Inc.	1,589	25,163
Shimano, Inc.	634	91,402
Yamaha Corp.	1,433	62,960

		382,752

Media (1.2%)
Altice NV, Class A(x)*	4,629	38,286
Axel Springer SE	417	34,911
CBS Corp. (Non-Voting), Class B	3,400	174,726
Charter Communications, Inc., Class A*	1,886	586,961
Comcast Corp., Class A	43,900	1,500,064
Dentsu, Inc.	1,848	81,107
Discovery Communications, Inc., Class A(x)*	1,400	30,002
Discovery Communications, Inc., Class C*	2,590	50,557
DISH Network Corp., Class A*	2,125	80,516
Eutelsat Communications SA	1,519	30,121
Hakuhodo DY Holdings, Inc.	2,066	28,406
Interpublic Group of Cos., Inc. (The)	3,670	84,520
ITV plc	30,951	62,692
JCDecaux SA	687	23,977
Lagardere SCA	1,042	29,780
News Corp., Class A	3,550	56,090
News Corp., Class B	1,100	17,710
Omnicom Group, Inc.	2,150	156,241
Pearson plc	6,895	72,541
ProSiebenSat.1 Media SE	1,991	69,056
Publicis Groupe SA	1,771	123,394
REA Group Ltd.	468	28,624
RTL Group SA	344	28,570
Schibsted ASA, Class B	920	23,381
SES SA (FDR)(x)	3,113	42,175
Singapore Press Holdings Ltd.(x)	14,460	27,902
Sky plc	8,812	160,444
Telenet Group Holding NV*	462	30,878
Time Warner, Inc.	7,250	685,705
Toho Co. Ltd./Tokyo	990	32,843
Twenty-First Century Fox, Inc., Class A	9,800	359,562
Twenty-First Century Fox, Inc., Class B	4,100	149,117
Viacom, Inc., Class B	3,250	100,945
Vivendi SA	8,847	228,983
Walt Disney Co. (The)	14,430	1,449,349
WPP plc	10,789	171,480

		6,851,616

Multiline Retail (0.3%)
Dollar General Corp.	2,430	227,327
Dollar Tree, Inc.*	2,210	209,729
Don Quijote Holdings Co. Ltd.	1,014	58,226
Harvey Norman Holdings Ltd.(x)	5,801	16,605
Isetan Mitsukoshi Holdings Ltd.	2,911	32,118
J Front Retailing Co. Ltd.	2,081	35,379
Kohl’s Corp.	1,570	102,851
Macy’s, Inc.	2,840	84,462
Marks & Spencer Group plc	13,881	52,683
Marui Group Co. Ltd.	1,716	34,963
Next plc	1,249	83,476
Nordstrom, Inc.(x)	1,080	52,283
Ryohin Keikaku Co. Ltd.	204	68,444
Takashimaya Co. Ltd.	2,743	26,320
Target Corp.	5,100	354,093

		1,438,959

Specialty Retail (1.0%)
ABC-Mart, Inc.	319	21,016
Advance Auto Parts, Inc.	690	81,800
AutoZone, Inc.*	263	170,605
Best Buy Co., Inc.	2,470	172,875
CarMax, Inc.*	1,710	105,917
Dufry AG (Registered)(x)*	300	39,336
Fast Retailing Co. Ltd.	454	184,493
Foot Locker, Inc.	1,150	52,371
Gap, Inc. (The)	2,050	63,960
Hennes & Mauritz AB, Class B	8,112	121,686
Hikari Tsushin, Inc.	191	30,533
Home Depot, Inc. (The)	11,010	1,962,423
Industria de Diseno Textil SA	9,320	292,109
Kingfisher plc	18,512	76,180
L Brands, Inc.	2,330	89,029
Lowe’s Cos., Inc.	7,880	691,470
Nitori Holdings Co. Ltd.	685	121,060
O’Reilly Automotive, Inc.*	820	202,852
Ross Stores, Inc.	3,630	283,067
Shimamura Co. Ltd.	202	25,268
Tiffany & Co.	950	92,777
TJX Cos., Inc. (The)	5,940	484,466
Tractor Supply Co.	1,180	74,364
Ulta Beauty, Inc.*	550	112,349
USS Co. Ltd.	1,874	37,866
Yamada Denki Co. Ltd.(x)	5,416	32,474

		5,622,346

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	1,609	389,670
Asics Corp.	1,451	26,850
Burberry Group plc	3,646	86,826
Cie Financiere Richemont SA (Registered)	4,460	400,643
Hanesbrands, Inc.(x)	3,400	62,628
Hermes International	271	160,686
HUGO BOSS AG	542	47,238
Kering SA	648	310,713
Li & Fung Ltd.	52,760	26,051
Luxottica Group SpA	1,451	90,299
LVMH Moet Hennessy Louis Vuitton SE	2,383	734,891
Michael Kors Holdings Ltd.*	1,400	86,912
NIKE, Inc., Class B	12,250	813,890
Pandora A/S	914	99,075
PVH Corp.	750	113,573
Ralph Lauren Corp.	500	55,900
Swatch Group AG (The)	264	116,483
Swatch Group AG (The) (Registered)	477	40,011
Tapestry, Inc.	2,600	136,786
Under Armour, Inc., Class A(x)*	1,700	27,795
Under Armour, Inc., Class C(x)*	1,707	24,495
VF Corp.	3,050	226,066

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Yue Yuen Industrial Holdings Ltd.	6,651	$26,564

		4,104,045

Total Consumer Discretionary		42,803,099

Consumer Staples (5.3%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	6,510	715,466
Asahi Group Holdings Ltd.	3,306	176,074
Brown-Forman Corp., Class B	2,250	122,400
Carlsberg A/S, Class B	914	109,222
Coca-Cola Amatil Ltd.	4,805	32,154
Coca-Cola Bottlers Japan, Inc.	1,058	43,700
Coca-Cola Co. (The)	35,800	1,554,793
Coca-Cola European Partners plc	1,863	77,613
Coca-Cola HBC AG*	1,562	57,793
Constellation Brands, Inc., Class A	1,600	364,672
Davide Campari-Milano SpA	4,267	32,340
Diageo plc	21,317	721,155
Dr Pepper Snapple Group, Inc.	1,700	201,246
Heineken Holding NV	985	101,567
Heineken NV	2,215	238,383
Kirin Holdings Co. Ltd.	7,419	197,494
Molson Coors Brewing Co., Class B	1,700	128,061
Monster Beverage Corp.*	3,870	221,403
PepsiCo, Inc.	13,350	1,457,152
Pernod Ricard SA	1,815	302,351
Remy Cointreau SA	202	28,816
Suntory Beverage & Food Ltd.	1,188	57,722
Treasury Wine Estates Ltd.	6,208	81,074

		7,022,651

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	5,215	93,096
Carrefour SA	4,964	103,099
Casino Guichard Perrachon SA	510	25,007
Colruyt SA	533	29,467
Costco Wholesale Corp.	4,100	772,563
CVS Health Corp.	9,490	590,373
FamilyMart UNY Holdings Co. Ltd.	704	59,281
ICA Gruppen AB	730	25,845
J Sainsbury plc	14,034	47,036
Jeronimo Martins SGPS SA	2,151	39,228
Koninklijke Ahold Delhaize NV	10,947	259,568
Kroger Co. (The)	8,370	200,378
Lawson, Inc.	445	30,320
METRO AG	1,588	28,120
Seven & i Holdings Co. Ltd.	6,438	276,143
Sundrug Co. Ltd.	652	30,117
Sysco Corp.	4,500	269,820
Tesco plc	83,118	240,113
Tsuruha Holdings, Inc.	315	44,909
Walgreens Boots Alliance, Inc.	8,100	530,307
Walmart, Inc.	13,670	1,216,220
Wesfarmers Ltd.	9,687	310,821
Wm Morrison Supermarkets plc	19,116	57,280
Woolworths Group Ltd.(x)	11,147	225,917

		5,505,028

Food Products (1.1%)
Ajinomoto Co., Inc.	4,642	83,980
Archer-Daniels-Midland Co.	5,250	227,693
Associated British Foods plc	3,044	106,418
Barry Callebaut AG (Registered)	19	37,139
Calbee, Inc.	736	24,348
Campbell Soup Co.	1,800	77,958
Chocoladefabriken Lindt & Spruengli AG	9	55,814
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	72,733
Conagra Brands, Inc.	3,850	141,988
Danone SA	5,158	417,769
General Mills, Inc.	5,350	241,071
Golden Agri-Resources Ltd.(x)	70,775	18,966
Hershey Co. (The)	1,300	128,648
Hormel Foods Corp.(x)	2,500	85,800
JM Smucker Co. (The)	1,050	130,211
Kellogg Co.	2,300	149,523
Kerry Group plc, Class A	1,355	136,986
Kikkoman Corp.	1,259	50,642
Kraft Heinz Co. (The)	5,550	345,709
Marine Harvest ASA	3,560	71,531
McCormick & Co., Inc. (Non- Voting)	1,100	117,029
Meiji Holdings Co. Ltd.	1,044	79,474
Mondelez International, Inc., Class A	14,050	586,306
Nestle SA (Registered)	26,588	2,104,875
NH Foods Ltd.	788	32,289
Nisshin Seifun Group, Inc.	1,712	33,933
Nissin Foods Holdings Co. Ltd.	505	35,026
Orkla ASA	6,964	74,862
Toyo Suisan Kaisha Ltd.	780	30,238
Tyson Foods, Inc., Class A	2,700	197,613
WH Group Ltd.(m)	75,215	80,848
Wilmar International Ltd.	13,861	33,765
Yakult Honsha Co. Ltd.	950	70,265
Yamazaki Baking Co. Ltd.	1,216	25,233

		6,106,683

Household Products (0.7%)
Church & Dwight Co., Inc.	2,300	115,828
Clorox Co. (The)	1,200	159,732
Colgate-Palmolive Co.	8,200	587,776
Essity AB, Class B*	5,178	143,181
Henkel AG & Co. KGaA	888	111,764
Henkel AG & Co. KGaA (Preference)(q)	1,523	200,277
Kimberly-Clark Corp.	3,300	363,429
Lion Corp.	1,917	38,608
Procter & Gamble Co. (The)	23,797	1,886,627
Reckitt Benckiser Group plc	5,711	483,944
Unicharm Corp.	3,448	98,153

		4,189,319

Personal Products (0.5%)
Beiersdorf AG	862	97,612
Coty, Inc., Class A	4,401	80,538
Estee Lauder Cos., Inc. (The), Class A	2,100	314,412
Kao Corp.	4,229	317,200
Kose Corp.	259	54,207
L’Oreal SA	2,153	486,380
Pola Orbis Holdings, Inc.	793	32,494
Shiseido Co. Ltd.	3,247	207,902
Unilever NV (CVA)	13,917	786,707
Unilever plc	10,526	584,895

		2,962,347

Tobacco (0.8%)
Altria Group, Inc.	17,900	1,115,528
British American Tobacco plc	19,595	1,137,512
Imperial Brands plc	8,151	277,773
Japan Tobacco, Inc.	9,398	270,798
Philip Morris International, Inc.	14,500	1,441,300
Swedish Match AB	1,554	70,647

		4,313,558

Total Consumer Staples		30,099,586

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (3.3%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co.	3,950	$109,692
Halliburton Co.	8,100	380,214
Helmerich & Payne, Inc.(x)	1,000	66,560
John Wood Group plc	5,790	43,921
National Oilwell Varco, Inc.	3,500	128,835
Schlumberger Ltd.	12,950	838,901
TechnipFMC plc	4,058	119,508
Tenaris SA	4,035	69,759

		1,757,390

Oil, Gas & Consumable Fuels (3.0%)
Anadarko Petroleum Corp.	5,200	314,132
Andeavor	1,350	135,756
Apache Corp.	3,550	136,604
BP plc	169,024	1,138,122
Cabot Oil & Gas Corp.	4,300	103,114
Caltex Australia Ltd.	2,229	54,127
Chevron Corp.	17,700	2,018,508
Cimarex Energy Co.	900	84,150
Concho Resources, Inc.*	1,400	210,462
ConocoPhillips	11,350	672,942
Devon Energy Corp.	4,900	155,771
Enagas SA	1,938	53,043
Eni SpA	21,734	383,125
EOG Resources, Inc.	5,400	568,458
EQT Corp.	2,200	104,522
Exxon Mobil Corp.	39,558	2,951,423
Galp Energia SGPS SA	4,283	80,787
Hess Corp.	2,500	126,550
Idemitsu Kosan Co. Ltd.	1,156	43,945
Inpex Corp.	8,121	100,439
JXTG Holdings, Inc.	26,350	159,405
Kinder Morgan, Inc.	17,900	269,574
Koninklijke Vopak NV	622	30,559
Lundin Petroleum AB*	1,600	40,437
Marathon Oil Corp.	7,900	127,427
Marathon Petroleum Corp.	4,700	343,617
Neste OYJ	1,096	76,441
Newfield Exploration Co.*	1,850	45,177
Noble Energy, Inc.	4,500	136,350
Occidental Petroleum Corp.	7,100	461,216
Oil Search Ltd.	11,716	64,739
OMV AG	1,259	73,414
ONEOK, Inc.	3,512	199,903
Origin Energy Ltd.*	15,019	101,487
Phillips 66	4,000	383,680
Pioneer Natural Resources Co.	1,600	274,848
Range Resources Corp.	2,100	30,534
Repsol SA	10,707	190,227
Royal Dutch Shell plc, Class A	38,824	1,218,286
Royal Dutch Shell plc, Class B	31,999	1,031,165
Santos Ltd.*	16,017	62,946
Showa Shell Sekiyu KK	1,773	24,011
Snam SpA	19,440	89,424
Statoil ASA	9,885	234,117
TOTAL SA	20,522	1,166,340
Valero Energy Corp.	4,100	380,357
Williams Cos., Inc. (The)	7,700	191,422
Woodside Petroleum Ltd.	6,877	155,370

		16,998,453

Total Energy		18,755,843

Financials (10.2%)
Banks (5.2%)
ABN AMRO Group NV (CVA)(m)	3,614	108,961
AIB Group plc	7,248	43,704
Aozora Bank Ltd.	1,069	42,547
Australia & New Zealand Banking Group Ltd.	25,096	520,668
Banco Bilbao Vizcaya Argentaria SA	56,966	451,026
Banco de Sabadell SA	45,669	93,503
Banco Santander SA	137,855	899,100
Bank Hapoalim BM	9,111	62,643
Bank Leumi Le-Israel BM	12,365	74,682
Bank of America Corp.	91,600	2,747,084
Bank of East Asia Ltd. (The)	10,880	43,673
Bank of Ireland Group plc	7,834	68,342
Bank of Kyoto Ltd. (The)	593	33,104
Bank of Queensland Ltd.	3,732	31,655
Bankia SA*	10,543	47,248
Bankinter SA	5,760	59,271
Barclays plc	145,615	425,264
BB&T Corp.	7,500	390,300
Bendigo & Adelaide Bank Ltd.	4,451	33,887
BNP Paribas SA	9,600	711,796
BOC Hong Kong Holdings Ltd.	31,661	155,260
CaixaBank SA	30,661	146,228
Chiba Bank Ltd. (The)	6,118	49,160
Citigroup, Inc.	25,450	1,717,875
Citizens Financial Group, Inc.	4,650	195,207
Comerica, Inc.	1,650	158,285
Commerzbank AG*	9,095	118,165
Commonwealth Bank of Australia	14,974	836,354
Concordia Financial Group Ltd.	10,451	57,655
Credit Agricole SA	9,726	158,251
Danske Bank A/S	6,403	239,293
DBS Group Holdings Ltd.	15,431	325,516
DNB ASA	8,350	162,917
Erste Group Bank AG*	2,571	129,302
Fifth Third Bancorp	6,850	217,488
Fukuoka Financial Group, Inc.	7,160	38,557
Hachijuni Bank Ltd. (The)	3,512	18,813
Hang Seng Bank Ltd.	6,536	152,381
HSBC Holdings plc	170,820	1,596,801
Huntington Bancshares, Inc.	10,150	153,265
ING Groep NV	33,196	560,672
Intesa Sanpaolo SpA	115,170	420,000
Intesa Sanpaolo SpA (RNC)	9,045	34,277
Japan Post Bank Co. Ltd.	3,569	47,897
JPMorgan Chase & Co.	32,850	3,612,514
KBC Group NV	2,144	186,884
KeyCorp	10,150	198,433
Kyushu Financial Group, Inc.	3,035	15,003
Lloyds Banking Group plc	614,834	558,700
M&T Bank Corp.	1,450	267,322
Mebuki Financial Group, Inc.	9,356	35,963
Mediobanca Banca di Credito Finanziario SpA	5,287	62,237
Mitsubishi UFJ Financial Group, Inc.(x)	101,866	667,268
Mizrahi Tefahot Bank Ltd.	1,441	27,595
Mizuho Financial Group, Inc.	206,065	370,667
National Australia Bank Ltd.	22,944	504,838
Nordea Bank AB	25,950	277,228
Oversea-Chinese Banking Corp. Ltd.	26,920	265,167
People’s United Financial, Inc.	3,200	59,712
PNC Financial Services Group, Inc. (The)	4,500	680,580
Raiffeisen Bank International AG*	1,299	50,612
Regions Financial Corp.	11,150	207,167
Resona Holdings, Inc.	18,863	99,629
Royal Bank of Scotland Group plc*	30,659	111,574
Seven Bank Ltd.	5,228	16,656

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Shinsei Bank Ltd.	1,699	$26,122
Shizuoka Bank Ltd. (The)	4,595	43,443
Skandinaviska Enskilda Banken AB, Class A(x)	12,978	136,073
Societe Generale SA	6,556	356,681
Standard Chartered plc	28,159	281,966
Sumitomo Mitsui Financial Group, Inc.	11,480	480,972
Sumitomo Mitsui Trust Holdings, Inc.	2,835	114,753
SunTrust Banks, Inc.	4,450	302,778
Suruga Bank Ltd.	1,752	24,188
SVB Financial Group*	500	120,005
Svenska Handelsbanken AB, Class A	13,047	163,694
Swedbank AB, Class A	7,737	173,474
UniCredit SpA*	17,156	359,969
United Overseas Bank Ltd.	11,458	241,616
US Bancorp	14,800	747,400
Wells Fargo & Co.	41,700	2,185,497
Westpac Banking Corp.	28,999	641,252
Yamaguchi Financial Group, Inc.	1,702	20,602
Zions Bancorp	1,850	97,551

		29,371,862

Capital Markets (1.8%)
3i Group plc	8,312	100,360
Affiliated Managers Group, Inc.	550	104,269
Ameriprise Financial, Inc.	1,400	207,116
Amundi SA(m)	541	43,536
ASX Ltd.	1,654	71,597
Bank of New York Mellon Corp. (The)	9,600	494,688
BlackRock, Inc.	1,200	650,064
Cboe Global Markets, Inc.	1,068	121,859
Charles Schwab Corp. (The)	11,100	579,642
CME Group, Inc.	3,200	517,568
Credit Suisse Group AG (Registered)*	20,745	348,090
Daiwa Securities Group, Inc.	13,793	87,978
Deutsche Bank AG (Registered)	17,657	246,196
Deutsche Boerse AG	1,649	224,636
E*TRADE Financial Corp.*	2,550	141,296
Franklin Resources, Inc.	3,050	105,774
Goldman Sachs Group, Inc. (The)	3,350	843,730
Hargreaves Lansdown plc	2,242	51,455
Hong Kong Exchanges & Clearing Ltd.	10,087	331,558
Intercontinental Exchange, Inc.	5,500	398,860
Invesco Ltd.	3,750	120,038
Investec plc	5,926	45,773
Japan Exchange Group, Inc.	4,457	82,518
Julius Baer Group Ltd.*	1,913	117,793
Kingston Financial Group Ltd.(x)	42,841	19,327
London Stock Exchange Group plc	2,666	154,478
Macquarie Group Ltd.	2,763	220,440
Moody’s Corp.	1,550	250,015
Morgan Stanley	13,200	712,271
Nasdaq, Inc.	1,100	94,842
Natixis SA	8,041	66,002
Nomura Holdings, Inc.	31,025	179,406
Northern Trust Corp.	2,000	206,260
Partners Group Holding AG	149	110,891
Raymond James Financial, Inc.	1,190	106,398
S&P Global, Inc.	2,400	458,544
SBI Holdings, Inc.	1,840	42,072
Schroders plc	1,080	48,432
Singapore Exchange Ltd.	7,326	41,372
St James’s Place plc	4,520	69,005
State Street Corp.	3,500	349,055
T. Rowe Price Group, Inc.	2,250	242,933
UBS Group AG (Registered)*	31,268	550,573

		9,958,710

Consumer Finance (0.3%)
Acom Co. Ltd.*	3,623	16,139
AEON Financial Service Co. Ltd.	1,172	26,931
American Express Co.	6,850	638,967
Capital One Financial Corp.	4,500	431,190
Credit Saison Co. Ltd.	1,616	26,532
Discover Financial Services	3,450	248,159
Navient Corp.	2,550	33,456
Synchrony Financial	6,950	233,034

		1,654,408

Diversified Financial Services (0.8%)
AMP Ltd.	24,934	96,054
Berkshire Hathaway, Inc., Class B*	18,000	3,590,639
Challenger Ltd.	5,070	45,276
Eurazeo SA	403	37,109
EXOR NV	927	66,231
First Pacific Co. Ltd.	20,145	10,998
Groupe Bruxelles Lambert SA	690	78,900
Industrivarden AB, Class C	1,557	36,210
Investor AB, Class B	3,892	173,244
Kinnevik AB, Class B	2,002	72,129
L E Lundbergforetagen AB, Class B	386	27,679
Leucadia National Corp.	2,950	67,054
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,597	26,959
ORIX Corp.	11,313	199,510
Pargesa Holding SA	374	33,186
Standard Life Aberdeen plc	22,893	115,689
Wendel SA	254	39,647

		4,716,514

Insurance (2.1%)
Admiral Group plc	1,767	45,759
Aegon NV	15,219	102,775
Aflac, Inc.	7,400	323,824
Ageas	1,611	83,287
AIA Group Ltd.	103,247	881,406
Allianz SE (Registered)	3,812	861,490
Allstate Corp. (The)	3,350	317,580
American International Group, Inc.	8,407	457,509
Aon plc	2,400	336,792
Arthur J Gallagher & Co.	1,650	113,405
Assicurazioni Generali SpA	10,675	205,808
Assurant, Inc.	500	45,705
Aviva plc	34,270	238,819
Baloise Holding AG (Registered)	417	63,820
Brighthouse Financial, Inc.*	877	45,078
Chubb Ltd.	4,350	594,949
Cincinnati Financial Corp.	1,400	103,964
CNP Assurances	1,583	39,969
Dai-ichi Life Holdings, Inc.	9,212	168,172
Direct Line Insurance Group plc	11,747	62,895
Everest Re Group Ltd.	404	103,755
Gjensidige Forsikring ASA(x)	1,892	34,715
Hannover Rueck SE	516	70,472
Hartford Financial Services Group, Inc. (The)	3,400	175,168
Insurance Australia Group Ltd.	20,227	116,767
Japan Post Holdings Co. Ltd.	13,456	161,996
Legal & General Group plc	50,903	184,392
Lincoln National Corp.	2,050	149,773
Loews Corp.	2,550	126,812
Mapfre SA	10,308	34,285
Marsh & McLennan Cos., Inc.	4,800	396,432
Medibank Pvt Ltd.	23,529	52,761

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
MetLife, Inc.	9,900	$454,311
MS&AD Insurance Group Holdings, Inc.	4,055	127,856
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,325	308,154
NN Group NV	2,620	116,357
Old Mutual plc	42,140	141,701
Poste Italiane SpA(m)	4,777	43,724
Principal Financial Group, Inc.	2,500	152,275
Progressive Corp. (The)	5,400	329,022
Prudential Financial, Inc.	4,000	414,200
Prudential plc	22,092	552,240
QBE Insurance Group Ltd.	11,620	86,314
RSA Insurance Group plc	8,738	77,301
Sampo OYJ, Class A	3,820	213,057
SCOR SE	1,477	60,493
Sompo Holdings, Inc.	3,017	121,412
Sony Financial Holdings, Inc.	1,723	31,349
Suncorp Group Ltd.	11,073	113,900
Swiss Life Holding AG (Registered)*	278	99,043
Swiss Re AG	2,687	273,600
T&D Holdings, Inc.	4,477	71,044
Tokio Marine Holdings, Inc.	5,752	255,963
Torchmark Corp.	1,000	84,170
Travelers Cos., Inc. (The)	2,600	361,036
Tryg A/S	1,217	28,386
UnipolSai Assicurazioni SpA	8,522	20,295
Unum Group	2,100	99,981
Willis Towers Watson plc	1,250	190,238
XL Group Ltd.	2,400	132,624
Zurich Insurance Group AG*	1,293	424,278

		12,084,658

Total Financials		57,786,152

Health Care (7.4%)
Biotechnology (1.2%)
AbbVie, Inc.	14,900	1,410,285
Alexion Pharmaceuticals, Inc.*	2,100	234,066
Amgen, Inc.	6,316	1,076,752
Biogen, Inc.*	2,000	547,640
Celgene Corp.*	7,300	651,233
CSL Ltd.	3,864	464,633
Genmab A/S*	497	106,996
Gilead Sciences, Inc.	12,200	919,758
Grifols SA	2,549	72,201
Incyte Corp.*	1,582	131,828
Regeneron Pharmaceuticals, Inc.*	750	258,270
Shire plc	7,763	386,979
Vertex Pharmaceuticals, Inc.*	2,350	383,003

		6,643,644

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	16,198	970,584
Align Technology, Inc.*	709	178,051
Baxter International, Inc.	4,650	302,436
Becton Dickinson and Co.	2,505	542,834
BioMerieux	366	30,221
Boston Scientific Corp.*	12,800	349,696
Cochlear Ltd.	492	69,034
Coloplast A/S, Class B	1,015	86,024
ConvaTec Group plc(m)	11,889	33,266
Cooper Cos., Inc. (The)	469	107,312
CYBERDYNE, Inc.*	1,053	14,904
Danaher Corp.	5,700	558,087
Dentsply Sirona, Inc.	2,100	105,651
Edwards Lifesciences Corp.*	1,950	272,064
Essilor International Cie Generale d’Optique SA	1,775	239,605
Fisher & Paykel Healthcare Corp. Ltd.	4,875	46,825
Getinge AB, Class B*	2,067	23,528
Hologic, Inc.*	2,600	97,136
Hoya Corp.	3,296	164,328
IDEXX Laboratories, Inc.*	821	157,131
Intuitive Surgical, Inc.*	1,050	433,472
Koninklijke Philips NV	8,039	308,939
Medtronic plc	12,650	1,014,783
Olympus Corp.	2,489	94,503
ResMed, Inc.	1,302	128,208
Siemens Healthineers AG(m)*	1,282	52,686
Smith & Nephew plc	7,473	139,700
Sonova Holding AG (Registered)	447	71,050
Straumann Holding AG (Registered)	89	56,115
Stryker Corp.	3,000	482,760
Sysmex Corp.	1,338	121,219
Terumo Corp.	2,758	144,892
Varian Medical Systems, Inc.*	850	104,253
William Demant Holding A/S*	996	37,084
Zimmer Biomet Holdings, Inc.	1,900	207,176

		7,745,557

Health Care Providers & Services (1.2%)
Aetna, Inc.	3,100	523,900
Alfresa Holdings Corp.	1,607	35,763
AmerisourceBergen Corp.	1,500	129,315
Anthem, Inc.	2,450	538,264
Cardinal Health, Inc.	2,950	184,906
Centene Corp.*	1,600	170,992
Cigna Corp.	2,350	394,189
DaVita, Inc.*	1,400	92,316
Envision Healthcare Corp.*	1,108	42,580
Express Scripts Holding Co.*	5,400	373,032
Fresenius Medical Care AG & Co. KGaA	1,842	188,080
Fresenius SE & Co. KGaA	3,554	271,465
HCA Healthcare, Inc.	2,700	261,900
Healthscope Ltd.(x)	16,058	23,966
Henry Schein, Inc.*	1,450	97,455
Humana, Inc.	1,350	362,921
Laboratory Corp. of America Holdings*	950	153,663
McKesson Corp.	1,950	274,697
Mediclinic International plc(x)	3,324	28,070
Medipal Holdings Corp.	1,499	30,711
Quest Diagnostics, Inc.	1,250	125,375
Ramsay Health Care Ltd.	1,209	58,209
Ryman Healthcare Ltd.	3,580	27,482
Sonic Healthcare Ltd.	3,431	60,486
Suzuken Co. Ltd.	653	26,972
UnitedHealth Group, Inc.	9,050	1,936,699
Universal Health Services, Inc., Class B	850	100,649

		6,514,057

Health Care Technology (0.0%)
Cerner Corp.*	2,940	170,520
M3, Inc.	1,799	80,816

		251,336

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	3,000	200,700
Eurofins Scientific SE	98	51,805
Illumina, Inc.*	1,400	330,988
IQVIA Holdings, Inc.*	1,426	139,905
Lonza Group AG (Registered)*	637	150,261
Mettler-Toledo International, Inc.*	247	142,032

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
PerkinElmer, Inc.	1,000	$75,720
QIAGEN NV*	1,874	60,539
Thermo Fisher Scientific, Inc.	3,750	774,224
Waters Corp.*	750	148,988

		2,075,162

Pharmaceuticals (3.2%)
Allergan plc	3,133	527,253
Astellas Pharma, Inc.	17,675	268,103
AstraZeneca plc	10,816	743,940
Bayer AG (Registered)	7,065	798,862
Bristol-Myers Squibb Co.	15,300	967,724
Chugai Pharmaceutical Co. Ltd.	1,913	96,724
Daiichi Sankyo Co. Ltd.	4,846	160,585
Eisai Co. Ltd.	2,281	145,364
Eli Lilly & Co.	9,050	700,199
GlaxoSmithKline plc	42,022	816,402
H Lundbeck A/S	599	33,483
Hisamitsu Pharmaceutical Co., Inc.	529	40,966
Ipsen SA	322	50,001
Johnson & Johnson	25,050	3,210,157
Kyowa Hakko Kirin Co. Ltd.	2,217	48,693
Merck & Co., Inc.	25,500	1,388,984
Merck KGaA	1,105	106,008
Mitsubishi Tanabe Pharma Corp.	1,919	37,513
Mylan NV*	5,000	205,850
Nektar Therapeutics*	1,521	161,621
Novartis AG (Registered)	19,003	1,537,381
Novo Nordisk A/S, Class B	15,929	783,777
Ono Pharmaceutical Co. Ltd.	3,482	107,793
Orion OYJ, Class B	911	27,908
Otsuka Holdings Co. Ltd.(x)	3,337	167,124
Perrigo Co. plc	1,250	104,175
Pfizer, Inc.	55,700	1,976,792
Recordati SpA	908	33,646
Roche Holding AG	6,003	1,376,846
Sanofi	9,713	780,490
Santen Pharmaceutical Co. Ltd.	3,125	50,368
Shionogi & Co. Ltd	2,531	130,612
Sumitomo Dainippon Pharma Co. Ltd.	1,479	24,825
Taisho Pharmaceutical Holdings Co. Ltd.	283	27,820
Takeda Pharmaceutical Co. Ltd.	6,082	296,255
Teva Pharmaceutical Industries Ltd. (ADR)	7,806	133,405
UCB SA	1,081	88,181
Vifor Pharma AG(x)	417	64,312
Zoetis, Inc.	4,550	379,971

		18,600,113

Total Health Care		41,829,869

Industrials (7.1%)
Aerospace & Defense (1.4%)
Airbus SE	4,963	574,238
Arconic, Inc.	3,916	90,225
BAE Systems plc	27,219	222,337
Boeing Co. (The)	5,200	1,704,975
Cobham plc*	20,427	35,272
Dassault Aviation SA	22	42,044
Elbit Systems Ltd.	209	25,185
General Dynamics Corp.	2,600	574,340
Harris Corp.	1,100	177,408
Huntington Ingalls Industries, Inc.	427	110,064
L3 Technologies, Inc.	750	156,000
Leonardo SpA	3,458	39,994
Lockheed Martin Corp.	2,350	794,135
Meggitt plc	6,632	40,229
MTU Aero Engines AG	445	75,010
Northrop Grumman Corp.	1,650	576,048
Raytheon Co.	2,700	582,713
Rockwell Collins, Inc.	1,500	202,275
Rolls-Royce Holdings plc*	14,153	173,351
Safran SA	2,851	302,124
Singapore Technologies Engineering Ltd.	13,370	36,781
Textron, Inc.	2,450	144,477
Thales SA	905	110,277
TransDigm Group, Inc.	450	138,123
United Technologies Corp.	6,950	874,448

		7,802,073

Air Freight & Logistics (0.4%)
Bollore SA	7,479	39,914
CH Robinson Worldwide, Inc.	1,300	121,823
Deutsche Post AG (Registered)	8,295	362,735
Expeditors International of Washington, Inc.	1,650	104,445
FedEx Corp.	2,300	552,253
Royal Mail plc	7,689	58,389
United Parcel Service, Inc., Class B	6,450	675,057
Yamato Holdings Co. Ltd.	2,988	74,935

		1,989,551

Airlines (0.2%)
Alaska Air Group, Inc.	1,150	71,254
American Airlines Group, Inc.	4,000	207,840
ANA Holdings, Inc.	992	38,392
Delta Air Lines, Inc.	6,200	339,821
Deutsche Lufthansa AG (Registered)	2,014	64,335
easyJet plc	1,381	31,133
International Consolidated Airlines Group SA	5,253	45,462
Japan Airlines Co. Ltd.	998	40,162
Ryanair Holdings plc (ADR)*	100	12,285
Singapore Airlines Ltd.	4,666	38,750
Southwest Airlines Co.	5,100	292,128
United Continental Holdings, Inc.*	2,400	166,728

		1,348,290

Building Products (0.3%)
Allegion plc	900	76,761
AO Smith Corp.	1,342	85,338
Asahi Glass Co. Ltd.	1,708	70,709
Assa Abloy AB, Class B	8,563	185,918
Cie de Saint-Gobain	4,271	225,599
Daikin Industries Ltd.	2,129	234,799
Fortune Brands Home & Security, Inc.	1,439	84,743
Geberit AG (Registered)	317	140,194
Johnson Controls International plc	8,670	305,530
LIXIL Group Corp.	2,274	50,778
Masco Corp.	2,950	119,298
TOTO Ltd.	1,210	63,795

		1,643,462

Commercial Services & Supplies (0.2%)
Babcock International Group plc	2,387	22,427
Brambles Ltd.	13,593	104,614
Cintas Corp.	800	136,464
Dai Nippon Printing Co. Ltd.	2,217	45,796
Edenred	1,911	66,496
G4S plc	13,256	46,216
ISS A/S*	1,428	52,991
Park24 Co. Ltd.	993	26,616
Republic Services, Inc.	2,130	141,069
Secom Co. Ltd.	1,794	133,532
Securitas AB, Class B	2,676	45,574
Societe BIC SA	259	25,784

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Sohgo Security Services Co. Ltd.	631	$31,193
Stericycle, Inc.*	790	46,239
Toppan Printing Co. Ltd.	4,482	36,773
Waste Management, Inc.	3,780	317,973

		1,279,757

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,793	69,955
Boskalis Westminster	834	24,450
Bouygues SA	1,846	92,602
CIMIC Group Ltd.	854	29,463
Eiffage SA	628	71,539
Ferrovial SA	4,161	87,004
Fluor Corp.	1,300	74,386
HOCHTIEF AG	169	31,588
Jacobs Engineering Group, Inc.	1,120	66,248
JGC Corp.	1,771	38,514
Kajima Corp.	7,678	71,220
Obayashi Corp.	5,548	60,691
Quanta Services, Inc.*	1,400	48,090
Shimizu Corp.	4,716	42,149
Skanska AB, Class B	2,906	59,450
Taisei Corp.	1,727	87,644
Vinci SA	4,334	426,731

		1,381,724

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	15,745	374,957
Acuity Brands, Inc.	400	55,676
AMETEK, Inc.	2,150	163,336
Eaton Corp. plc	4,150	331,627
Emerson Electric Co.	5,950	406,385
Fuji Electric Co. Ltd.	4,812	32,742
Legrand SA	2,273	178,397
Mabuchi Motor Co. Ltd.	456	22,456
Mitsubishi Electric Corp.	16,510	264,008
Nidec Corp.	2,038	313,922
OSRAM Licht AG	850	62,587
Prysmian SpA	1,760	55,373
Rockwell Automation, Inc.	1,200	209,040
Schneider Electric SE	4,843	425,993
Siemens Gamesa Renewable Energy SA(x)	2,063	33,119
Vestas Wind Systems A/S	1,842	131,884

		3,061,502

Industrial Conglomerates (1.0%)
3M Co.	5,580	1,224,921
CK Hutchison Holdings Ltd.	23,139	278,191
DCC plc	763	70,307
General Electric Co.	80,803	1,089,224
Honeywell International, Inc.	7,150	1,033,247
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	80,808
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	593	36,578
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	1,300	50,154
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	627	24,123
Keihan Holdings Co. Ltd.	867	26,726
Keppel Corp. Ltd.	12,485	74,548
NWS Holdings Ltd.	14,028	25,557
Roper Technologies, Inc.	950	266,656
Seibu Holdings, Inc.	1,922	33,453
Sembcorp Industries Ltd.	9,423	22,565
Siemens AG (Registered)	6,536	833,668
Smiths Group plc	3,381	71,899
Toshiba Corp.*	55,708	161,252

		5,403,877

Machinery (1.3%)
Alfa Laval AB	2,509	59,314
Alstom SA	1,327	59,864
Amada Holdings Co. Ltd.	2,908	35,310
ANDRITZ AG	622	34,781
Atlas Copco AB, Class A	5,737	248,536
Atlas Copco AB, Class B	3,334	129,771
Caterpillar, Inc.	5,500	810,589
CNH Industrial NV	8,738	108,106
Cummins, Inc.	1,500	243,135
Daifuku Co. Ltd.	845	50,586
Deere & Co.	3,000	465,959
Dover Corp.	1,450	142,419
FANUC Corp.	1,657	419,837
Flowserve Corp.	1,200	51,996
Fortive Corp.	2,850	220,932
GEA Group AG	1,563	66,493
Hino Motors Ltd.	2,283	29,373
Hitachi Construction Machinery Co. Ltd.	919	35,454
Hoshizaki Corp.	464	40,729
IHI Corp.	1,322	41,062
Illinois Tool Works, Inc.	2,900	454,314
IMI plc	2,325	35,290
Ingersoll-Rand plc	2,350	200,949
JTEKT Corp.	1,981	29,341
Kawasaki Heavy Industries Ltd.	1,285	41,543
KION Group AG	606	56,552
Komatsu Ltd.	7,889	262,979
Kone OYJ, Class B	2,890	144,357
Kubota Corp.	9,013	157,720
Kurita Water Industries Ltd.	879	27,881
Makita Corp.	1,914	93,537
MAN SE	302	35,212
Metso OYJ	986	31,130
Minebea Mitsumi, Inc.	3,284	70,121
Mitsubishi Heavy Industries Ltd.	2,739	104,870
Nabtesco Corp.	963	37,152
NGK Insulators Ltd.	2,239	38,591
NSK Ltd.	3,297	44,185
PACCAR, Inc.	3,250	215,053
Parker-Hannifin Corp.	1,250	213,788
Pentair plc	1,550	105,602
Sandvik AB	9,645	176,994
Schindler Holding AG	348	75,061
Schindler Holding AG (Registered)	172	36,016
SKF AB, Class B(x)	3,228	66,000
SMC Corp.	490	198,339
Snap-on, Inc.	550	81,147
Stanley Black & Decker, Inc.	1,450	222,140
Sumitomo Heavy Industries Ltd.	998	37,845
THK Co. Ltd.	1,030	42,592
Volvo AB, Class B	13,356	243,843
Wartsila OYJ Abp	3,792	83,893
Weir Group plc (The)	1,916	53,701
Xylem, Inc.	1,650	126,918
Yangzijiang Shipbuilding Holdings Ltd.	22,014	20,498

		7,159,400

Marine (0.0%)
AP Moller - Maersk A/S, Class A*	33	48,550
AP Moller - Maersk A/S, Class B*	56	87,293
Kuehne + Nagel International AG (Registered)	462	72,747
Mitsui OSK Lines Ltd.	1,012	29,103

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Yusen KK	1,431	$28,888

		266,581

Professional Services (0.4%)
Adecco Group AG (Registered)	1,390	99,039
Bureau Veritas SA	2,266	58,928
Capita plc	7,149	14,468
Equifax, Inc.	1,120	131,947
Experian plc	7,895	170,547
IHS Markit Ltd.*	3,389	163,485
Intertek Group plc	1,379	90,262
Nielsen Holdings plc	3,130	99,503
Persol Holdings Co. Ltd.	1,517	44,125
Randstad Holding NV(x)	1,018	67,074
Recruit Holdings Co. Ltd.	9,418	234,067
RELX NV	8,253	171,217
RELX plc	9,088	186,991
Robert Half International, Inc.	1,170	67,731
SEEK Ltd.	2,846	40,952
SGS SA (Registered)	46	113,090
Teleperformance	494	76,653
Verisk Analytics, Inc.*	1,450	150,800
Wolters Kluwer NV	2,481	132,130

		2,113,009

Road & Rail (0.6%)
Aurizon Holdings Ltd.	17,210	56,491
Central Japan Railway Co.	1,232	233,073
ComfortDelGro Corp. Ltd.	19,192	30,193
CSX Corp.	8,500	473,536
DSV A/S	1,624	128,068
East Japan Railway Co.	2,801	259,607
Hankyu Hanshin Holdings, Inc.	2,064	76,523
JB Hunt Transport Services, Inc.	800	93,720
Kansas City Southern	1,000	109,850
Keikyu Corp.	2,012	34,981
Keio Corp.	989	42,244
Keisei Electric Railway Co. Ltd.	1,179	36,233
Kintetsu Group Holdings Co. Ltd.	1,548	60,302
Kyushu Railway Co.	1,367	42,524
MTR Corp. Ltd.	12,924	69,854
Nagoya Railroad Co. Ltd.	1,572	39,830
Nippon Express Co. Ltd.	683	45,702
Norfolk Southern Corp.	2,700	366,606
Odakyu Electric Railway Co. Ltd.	2,519	50,969
Tobu Railway Co. Ltd.	1,654	49,820
Tokyu Corp.	4,538	70,711
Union Pacific Corp.	7,500	1,008,226
West Japan Railway Co.	1,407	98,261

		3,477,324

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	1,148	58,227
Ashtead Group plc	4,265	116,300
Brenntag AG	1,320	78,555
Bunzl plc	2,870	84,417
Fastenal Co.	2,650	144,664
Ferguson plc	2,137	160,744
ITOCHU Corp.	12,786	248,318
Marubeni Corp.	14,106	102,065
MISUMI Group, Inc.	2,420	66,433
Mitsubishi Corp.	12,906	347,135
Mitsui & Co. Ltd.	14,581	249,742
Rexel SA	2,592	43,901
Sumitomo Corp.	10,150	170,844
Toyota Tsusho Corp.	1,815	61,492
Travis Perkins plc	2,146	37,197
United Rentals, Inc.*	800	138,184
WW Grainger, Inc.	500	141,135

		2,249,353

Transportation Infrastructure (0.2%)
Abertis Infraestructuras SA	5,923	132,849
Aena SME SA(m)	577	116,278
Aeroports de Paris	254	55,369
Atlantia SpA	3,881	120,316
Auckland International Airport Ltd.	8,188	36,342
Fraport AG Frankfurt Airport Services Worldwide	356	35,133
Getlink SE	3,994	57,021
Hutchison Port Holdings Trust (OTC Exchange), Class U	26,207	7,705
Hutchison Port Holdings Trust (Singapore Stock Exchange)(x)	27,193	8,059
Japan Airport Terminal Co. Ltd.	475	18,146
Kamigumi Co. Ltd.	1,081	24,138
SATS Ltd.	6,255	24,594
Sydney Airport	9,426	48,867
Transurban Group	18,981	167,163

		851,980

Total Industrials		40,027,883

Information Technology (10.8%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	46,650	2,000,818
F5 Networks, Inc.*	590	85,320
Juniper Networks, Inc.	3,550	86,372
Motorola Solutions, Inc.	1,500	157,950
Nokia OYJ	49,888	275,763
Telefonaktiebolaget LM Ericsson, Class B(x)	26,249	166,573

		2,772,796

Electronic Equipment, Instruments & Components (0.5%)
Alps Electric Co. Ltd.	1,694	41,520
Amphenol Corp., Class A	2,850	245,471
Corning, Inc.	8,400	234,192
FLIR Systems, Inc.	1,250	62,513
Hamamatsu Photonics KK	1,217	45,978
Hexagon AB, Class B	2,209	132,344
Hirose Electric Co. Ltd.	287	39,434
Hitachi High-Technologies Corp.	612	29,103
Hitachi Ltd.	41,294	299,135
Ingenico Group SA	507	41,252
IPG Photonics Corp.*	353	82,383
Keyence Corp.	832	516,378
Kyocera Corp.	2,743	154,776
Murata Manufacturing Co. Ltd.	1,636	224,017
Nippon Electric Glass Co. Ltd.	790	23,461
Omron Corp.	1,646	96,837
Shimadzu Corp.	2,150	60,456
TDK Corp.	1,108	99,861
TE Connectivity Ltd.	3,300	329,670
Yaskawa Electric Corp.(x)	2,165	98,173
Yokogawa Electric Corp.	1,951	40,302

		2,897,256

Internet Software & Services (1.8%)
Akamai Technologies, Inc.*	1,600	113,568
Alphabet, Inc., Class A*	2,790	2,893,620
Alphabet, Inc., Class C*	2,820	2,909,647
Auto Trader Group plc(m)	8,214	40,433
DeNA Co. Ltd.(x)	1,048	18,910
eBay, Inc.*	9,290	373,830
Facebook, Inc., Class A*	22,140	3,537,751
Kakaku.com, Inc.	1,312	22,959
Mixi, Inc.	445	16,436
United Internet AG (Registered)	1,051	66,190
VeriSign, Inc.(x)*	800	94,848

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo Japan Corp.(x)	12,167	$56,487

		10,144,679

IT Services (1.8%)
Accenture plc, Class A	5,770	885,695
Alliance Data Systems Corp.	450	95,787
Amadeus IT Group SA	3,749	277,154
Atos SE	809	110,766
Automatic Data Processing, Inc.	4,150	470,942
Capgemini SE	1,373	171,240
Cognizant Technology Solutions Corp., Class A	5,510	443,555
Computershare Ltd.	3,948	52,833
CSRA, Inc.	1,500	61,845
DXC Technology Co.	2,658	267,209
Fidelity National Information Services, Inc.	3,100	298,530
Fiserv, Inc.*	3,940	280,961
Fujitsu Ltd.	16,801	103,391
Gartner, Inc.*	862	101,388
Global Payments, Inc.	1,420	158,358
International Business Machines Corp.	8,100	1,242,783
Mastercard, Inc., Class A	8,750	1,532,650
Nomura Research Institute Ltd.	1,128	53,429
NTT Data Corp.	5,392	57,363
Obic Co. Ltd.	554	46,078
Otsuka Corp.	894	45,034
Paychex, Inc.	2,980	183,538
PayPal Holdings, Inc.*	10,550	800,429
Total System Services, Inc.	1,550	133,703
Visa, Inc., Class A	17,100	2,045,502
Western Union Co. (The)	4,330	83,266
Wirecard AG	1,003	118,563

		10,121,992

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.(x)*	7,472	75,094
Analog Devices, Inc.	3,406	310,389
Applied Materials, Inc.	9,950	553,320
ASM Pacific Technology Ltd.(x)	2,649	37,491
ASML Holding NV	3,318	656,456
Broadcom Ltd.	3,800	895,470
Disco Corp.	246	53,059
Infineon Technologies AG	9,707	260,051
Intel Corp.	43,850	2,283,707
KLA-Tencor Corp.	1,450	158,065
Lam Research Corp.	1,550	314,898
Microchip Technology, Inc.	2,150	196,424
Micron Technology, Inc.*	10,400	542,256
NVIDIA Corp.	5,600	1,296,903
NXP Semiconductors NV*	2,897	338,949
Qorvo, Inc.*	1,150	81,018
QUALCOMM, Inc.	13,800	764,658
Renesas Electronics Corp.*	5,698	57,299
Rohm Co. Ltd.	808	76,923
Skyworks Solutions, Inc.	1,700	170,442
STMicroelectronics NV	5,446	120,860
SUMCO Corp.	2,005	52,572
Texas Instruments, Inc.	9,250	960,982
Tokyo Electron Ltd.	1,341	252,245
Xilinx, Inc.	2,300	166,152

		10,675,683

Software (2.5%)
Activision Blizzard, Inc.	7,011	472,962
Adobe Systems, Inc.*	4,600	993,968
ANSYS, Inc.*	793	124,255
Autodesk, Inc.*	2,050	257,439
CA, Inc.	2,950	100,005
Cadence Design Systems, Inc.*	2,584	95,014
Check Point Software Technologies Ltd.*	1,118	111,062
Citrix Systems, Inc.*	1,340	124,352
Dassault Systemes SE	1,108	150,722
Electronic Arts, Inc.*	2,900	351,596
Intuit, Inc.	2,270	393,505
Konami Holdings Corp.	797	41,870
LINE Corp.*	450	17,805
Micro Focus International plc	3,719	52,030
Microsoft Corp.	71,900	6,562,312
Nexon Co. Ltd.*	3,396	56,172
Nice Ltd.*	520	48,788
Nintendo Co. Ltd.	969	426,741
Oracle Corp.	28,150	1,287,863
Oracle Corp. Japan	344	27,965
Red Hat, Inc.*	1,660	248,187
Sage Group plc (The)	9,238	82,995
salesforce.com, Inc.*	6,350	738,505
SAP SE	8,397	878,713
Symantec Corp.	5,730	148,121
Synopsys, Inc.*	1,399	116,453
Take-Two Interactive Software, Inc.*	1,081	105,700
Trend Micro, Inc.	1,019	60,812
Ubisoft Entertainment SA*	525	44,348

		14,120,260

Technology Hardware, Storage & Peripherals (1.8%)
Apple, Inc.	47,945	8,044,211
Brother Industries Ltd.	2,017	46,878
Canon, Inc.(x)	9,116	330,097
FUJIFILM Holdings Corp.	3,518	140,350
Hewlett Packard Enterprise Co.	15,330	268,888
HP, Inc.	15,550	340,856
Konica Minolta, Inc.	4,090	35,056
NEC Corp.	2,226	62,572
NetApp, Inc.	2,500	154,225
Ricoh Co. Ltd.	6,046	59,718
Seagate Technology plc	2,650	155,078
Seiko Epson Corp.	2,390	42,474
Western Digital Corp.	2,750	253,743
Xerox Corp.	1,950	56,121

		9,990,267

Total Information Technology		60,722,933

Materials (2.8%)
Chemicals (1.5%)
Air Liquide SA	3,659	448,664
Air Products & Chemicals, Inc.	2,050	326,012
Air Water, Inc.	1,355	26,437
Akzo Nobel NV	2,153	203,539
Albemarle Corp.	1,014	94,038
Arkema SA	583	76,130
Asahi Kasei Corp.	10,785	141,800
BASF SE	7,847	797,497
CF Industries Holdings, Inc.	2,150	81,120
Chr Hansen Holding A/S	845	73,010
Clariant AG (Registered)*	1,707	40,762
Covestro AG(m)	1,385	136,328
Croda International plc	1,123	72,064
Daicel Corp.	2,487	27,159
DowDuPont, Inc.	21,755	1,386,010
Eastman Chemical Co.	1,350	142,533
Ecolab, Inc.	2,450	335,822
EMS-Chemie Holding AG (Registered)	70	44,197
Evonik Industries AG	1,394	49,185
FMC Corp.	1,250	95,713

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Frutarom Industries Ltd.	336	$30,887
FUCHS PETROLUB SE (Preference)(q)	596	32,368
Givaudan SA (Registered)	79	180,071
Hitachi Chemical Co. Ltd.	987	22,494
Incitec Pivot Ltd.	14,414	39,137
International Flavors & Fragrances, Inc.	750	102,683
Israel Chemicals Ltd.	6,007	25,453
Johnson Matthey plc	1,654	70,708
JSR Corp.	1,643	36,950
K+S AG (Registered)	1,636	47,224
Kaneka Corp.	2,574	25,521
Kansai Paint Co. Ltd.	1,747	40,685
Koninklijke DSM NV	1,550	154,127
Kuraray Co. Ltd.	3,032	51,519
LANXESS AG	782	59,957
Linde AG	1,116	224,054
LyondellBasell Industries NV, Class A	3,050	322,324
Mitsubishi Chemical Holdings Corp.	12,226	118,405
Mitsubishi Gas Chemical Co., Inc.	1,541	36,916
Mitsui Chemicals, Inc.	1,573	49,597
Monsanto Co.	4,100	478,428
Mosaic Co. (The)	3,250	78,910
Nippon Paint Holdings Co. Ltd.	1,390	51,012
Nissan Chemical Industries Ltd.	1,033	42,910
Nitto Denko Corp.	1,411	105,794
Novozymes A/S, Class B	1,932	100,049
Orica Ltd.(x)	3,222	44,141
PPG Industries, Inc.	2,400	267,840
Praxair, Inc.	2,700	389,609
Sherwin-Williams Co. (The)	800	313,696
Shin-Etsu Chemical Co. Ltd.	3,323	343,683
Sika AG	19	148,926
Solvay SA	634	88,153
Sumitomo Chemical Co. Ltd.	13,436	78,289
Symrise AG	1,054	84,868
Taiyo Nippon Sanso Corp.	1,291	19,546
Teijin Ltd.	1,635	30,747
Toray Industries, Inc.	12,545	118,665
Tosoh Corp.	2,500	49,058
Umicore SA	1,790	94,960
Yara International ASA	1,518	64,487

		9,262,871

Construction Materials (0.2%)
Boral Ltd.	10,016	57,622
CRH plc	7,167	243,672
Fletcher Building Ltd.	6,190	27,040
HeidelbergCement AG	1,272	124,977
Imerys SA	314	30,538
James Hardie Industries plc (CHDI)(x)	3,770	66,604
LafargeHolcim Ltd. (Registered)*	3,889	213,002
Martin Marietta Materials, Inc.	600	124,380
Taiheiyo Cement Corp.	1,032	37,486
Vulcan Materials Co.	1,250	142,713

		1,068,034

Containers & Packaging (0.2%)
Amcor Ltd.	9,895	108,587
Avery Dennison Corp.	850	90,313
Ball Corp.	3,250	129,058
International Paper Co.	3,850	205,705
Packaging Corp. of America	899	101,317
Sealed Air Corp.	1,650	70,604
Toyo Seikan Group Holdings Ltd.	1,540	22,896
WestRock Co.	2,350	150,799

		879,279

Metals & Mining (0.8%)
Alumina Ltd.(x)	20,913	38,172
Anglo American plc	11,400	266,328
Antofagasta plc	3,369	43,614
ArcelorMittal	5,675	180,001
BHP Billiton Ltd.	27,439	606,959
BHP Billiton plc	18,044	355,937
BlueScope Steel Ltd.	4,776	56,163
Boliden AB	2,337	82,387
Fortescue Metals Group Ltd.	13,301	44,520
Freeport-McMoRan, Inc.*	12,550	220,504
Fresnillo plc	1,925	34,293
Glencore plc*	104,531	520,125
Hitachi Metals Ltd.	1,990	23,527
JFE Holdings, Inc.	4,462	89,886
Kobe Steel Ltd.	2,776	27,811
Maruichi Steel Tube Ltd.	583	17,834
Mitsubishi Materials Corp.	983	29,563
Newcrest Mining Ltd.	6,557	98,576
Newmont Mining Corp.	4,950	193,397
Nippon Steel & Sumitomo Metal Corp.	6,496	142,643
Norsk Hydro ASA	11,490	67,756
Nucor Corp.	2,950	180,216
Randgold Resources Ltd.	805	66,679
Rio Tinto Ltd.	3,524	198,070
Rio Tinto plc	10,358	525,895
South32 Ltd.	44,331	110,500
Sumitomo Metal Mining Co. Ltd.	2,112	88,922
thyssenkrupp AG	3,723	97,096
voestalpine AG	980	51,426

		4,458,800

Paper & Forest Products (0.1%)
Mondi plc	3,138	84,445
Oji Holdings Corp.	7,367	47,357
Stora Enso OYJ, Class R	4,708	86,660
UPM-Kymmene OYJ*	4,560	169,215

		387,677

Total Materials		16,056,661

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	853	106,531
American Tower Corp. (REIT)	4,000	581,359
Apartment Investment & Management Co. (REIT), Class A	1,450	59,088
Ascendas REIT (REIT)	21,276	42,817
AvalonBay Communities, Inc. (REIT)	1,300	213,798
Boston Properties, Inc. (REIT)	1,450	178,669
British Land Co. plc (The) (REIT)	8,151	73,521
CapitaLand Commercial Trust (REIT)	22,215	31,164
CapitaLand Mall Trust (REIT)	21,435	34,111
Crown Castle International Corp. (REIT)	3,800	416,517
Daiwa House REIT Investment Corp. (REIT)	14	33,498
Dexus (REIT)	8,692	62,502
Digital Realty Trust, Inc. (REIT)	1,900	200,222
Duke Realty Corp. (REIT)	3,287	87,040
Equinix, Inc. (REIT)	750	313,604
Equity Residential (REIT)	3,400	209,508
Essex Property Trust, Inc. (REIT)	650	156,442

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Extra Space Storage, Inc. (REIT)	1,150	$100,464
Federal Realty Investment Trust (REIT)	700	81,277
Fonciere Des Regions (REIT)	290	32,019
Gecina SA (REIT)	418	72,653
GGP, Inc. (REIT)	5,800	118,668
Goodman Group (REIT)	15,385	99,990
GPT Group (The) (REIT)	15,392	56,273
Hammerson plc (REIT)	6,777	51,091
HCP, Inc. (REIT)	4,350	101,051
Host Hotels & Resorts, Inc. (REIT)	6,900	128,616
ICADE (REIT)	296	28,767
Iron Mountain, Inc. (REIT)	2,460	80,836
Japan Prime Realty Investment Corp. (REIT)	8	28,495
Japan Real Estate Investment Corp. (REIT)	11	56,962
Japan Retail Fund Investment Corp. (REIT)	23	44,139
Kimco Realty Corp. (REIT)	3,950	56,880
Klepierre SA (REIT)	1,880	75,858
Land Securities Group plc (REIT)	6,334	83,394
Link REIT (REIT)	18,890	162,008
Macerich Co. (The) (REIT)	1,000	56,020
Mid-America Apartment Communities, Inc. (REIT)	1,082	98,722
Mirvac Group (REIT)	31,703	52,586
Nippon Building Fund, Inc. (REIT)	12	66,313
Nippon Prologis REIT, Inc. (REIT)	17	36,587
Nomura Real Estate Master Fund, Inc. (REIT)	33	45,528
Prologis, Inc. (REIT)	4,950	311,800
Public Storage (REIT)	1,400	280,546
Realty Income Corp. (REIT)	2,550	131,912
Regency Centers Corp. (REIT)	1,369	80,744
SBA Communications Corp. (REIT)*	1,150	196,558
Scentre Group (REIT)	45,487	134,371
Segro plc (REIT)	8,569	72,357
Simon Property Group, Inc. (REIT)	2,900	447,614
SL Green Realty Corp. (REIT)	900	87,147
Stockland (REIT)	20,799	64,505
Suntec REIT (REIT)	21,891	31,732
UDR, Inc. (REIT)	2,450	87,269
Unibail-Rodamco SE (REIT)(x)	853	195,363
United Urban Investment Corp. (REIT)	27	42,325
Ventas, Inc. (REIT)	3,300	163,449
Vicinity Centres (REIT)	28,115	52,257
Vornado Realty Trust (REIT)	1,600	107,680
Welltower, Inc. (REIT)	3,450	187,784
Westfield Corp. (REIT)	16,866	110,726
Weyerhaeuser Co. (REIT)	7,000	245,000

		7,646,727

Real Estate Management & Development (0.5%)
Aeon Mall Co. Ltd.	1,070	22,425
Azrieli Group Ltd.	414	19,884
CapitaLand Ltd.	21,942	60,049
CBRE Group, Inc., Class A*	2,800	132,216
City Developments Ltd.	3,506	34,952
CK Asset Holdings Ltd.	22,116	187,148
Daito Trust Construction Co. Ltd.	592	102,315
Daiwa House Industry Co. Ltd.	4,839	186,456
Deutsche Wohnen SE	3,030	141,428
Hang Lung Group Ltd.	8,002	26,233
Hang Lung Properties Ltd.	17,369	40,757
Henderson Land Development Co. Ltd.	10,319	67,607
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	47,817
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,243	22,418
Hulic Co. Ltd.	2,662	29,045
Hysan Development Co. Ltd.	5,608	29,764
Kerry Properties Ltd.	5,971	27,109
LendLease Group	4,740	63,396
Mitsubishi Estate Co. Ltd.	10,695	180,771
Mitsui Fudosan Co. Ltd.	7,623	184,942
New World Development Co. Ltd.	50,476	71,958
Nomura Real Estate Holdings, Inc.	1,126	26,583
Sino Land Co. Ltd.	27,000	43,936
Sumitomo Realty & Development Co. Ltd.	3,051	112,830
Sun Hung Kai Properties Ltd.	12,439	198,152
Swire Pacific Ltd., Class A	4,257	43,193
Swire Properties Ltd.	9,996	35,150
Swiss Prime Site AG (Registered)*	611	59,157
Tokyo Tatemono Co. Ltd.	1,837	27,675
Tokyu Fudosan Holdings Corp.	4,455	32,448
UOL Group Ltd.	4,385	28,740
Vonovia SE	4,145	205,560
Wharf Holdings Ltd. (The)	10,422	36,104
Wharf Real Estate Investment Co. Ltd.*	10,415	68,183
Wheelock & Co. Ltd.	6,997	51,315

		2,647,716

Total Real Estate		10,294,443

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	57,300	2,042,744
Bezeq The Israeli Telecommunication Corp. Ltd.	18,685	23,907
BT Group plc	72,021	230,130
CenturyLink, Inc.	9,050	148,692
Deutsche Telekom AG (Registered)	28,475	464,518
Elisa OYJ	1,216	55,078
HKT Trust & HKT Ltd.	32,415	40,883
Iliad SA	226	46,779
Koninklijke KPN NV	28,725	86,236
Nippon Telegraph & Telephone Corp.	5,911	272,204
Orange SA	17,045	289,471
PCCW Ltd.	39,694	23,030
Proximus SADP	1,300	40,368
Singapore Telecommunications Ltd.	69,785	180,405
Spark New Zealand Ltd.	15,677	37,985
Swisscom AG (Registered)(x)	222	110,100
TDC A/S*	6,938	57,553
Telecom Italia SpA*	97,413	92,768
Telecom Italia SpA (RNC)	51,497	43,014
Telefonica Deutschland Holding AG	6,520	30,635
Telefonica SA	39,922	395,669
Telenor ASA	6,414	145,883
Telia Co. AB	24,046	113,432
Telstra Corp. Ltd.	35,563	86,286
TPG Telecom Ltd.(x)	3,792	16,132
Verizon Communications, Inc.	38,050	1,819,551

		6,893,453

Wireless Telecommunication Services (0.3%)
1&1 Drillisch AG	455	30,649
KDDI Corp.	15,473	395,023

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Millicom International Cellular SA (SDR)	565	$38,585
NTT DOCOMO, Inc.	11,661	297,703
SoftBank Group Corp.	7,053	526,962
StarHub Ltd.	7,252	12,714
Tele2 AB, Class B	2,657	31,903
Vodafone Group plc	227,881	623,982

		1,957,521

Total Telecommunication Services		8,850,974

Utilities (1.8%)
Electric Utilities (1.1%)
Alliant Energy Corp.	2,142	87,522
American Electric Power Co., Inc.	4,600	315,514
AusNet Services	17,036	22,063
Chubu Electric Power Co., Inc.	5,505	77,760
Chugoku Electric Power Co., Inc. (The)(x)	2,461	29,651
CK Infrastructure Holdings Ltd.	5,668	46,585
CLP Holdings Ltd.	14,065	143,778
Duke Energy Corp.	6,550	507,428
Edison International	3,050	194,163
EDP - Energias de Portugal SA	20,306	77,218
Electricite de France SA	4,934	71,547
Endesa SA	2,714	59,767
Enel SpA	69,486	425,751
Entergy Corp.	1,650	129,987
Eversource Energy	2,950	173,814
Exelon Corp.	8,950	349,140
FirstEnergy Corp.	4,100	139,441
Fortum OYJ	3,795	81,600
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	24,676	23,924
Iberdrola SA	49,631	365,047
Kansai Electric Power Co., Inc. (The)	6,015	77,276
Kyushu Electric Power Co., Inc.	3,646	43,448
Mercury NZ Ltd.	7,213	16,833
NextEra Energy, Inc.	4,400	718,651
Orsted A/S(m)	1,617	105,283
PG&E Corp.	4,750	208,668
Pinnacle West Capital Corp.	1,050	83,790
Power Assets Holdings Ltd.	11,892	106,480
PPL Corp.	6,350	179,642
Red Electrica Corp. SA	3,699	76,195
Southern Co. (The)	9,300	415,338
SSE plc	8,683	155,621
Terna Rete Elettrica Nazionale SpA	12,021	70,331
Tohoku Electric Power Co., Inc.	3,867	51,642
Tokyo Electric Power Co. Holdings, Inc.*	12,357	47,614
Xcel Energy, Inc.	4,700	213,756

		5,892,268

Gas Utilities (0.1%)
APA Group	8,668	52,635
Gas Natural SDG SA	2,993	71,490
Hong Kong & China Gas Co. Ltd.	71,760	147,950
Osaka Gas Co. Ltd.	3,204	63,219
Toho Gas Co. Ltd.	714	21,942
Tokyo Gas Co. Ltd.	3,327	88,221

		445,457

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	6,150	69,926
Electric Power Development Co. Ltd.	1,271	32,036
Meridian Energy Ltd.	11,734	24,275
NRG Energy, Inc.	2,800	85,484
Uniper SE	1,720	52,422

		264,143

Multi-Utilities (0.6%)
AGL Energy Ltd.	5,603	93,877
Ameren Corp.	2,250	127,418
CenterPoint Energy, Inc.	4,000	109,600
Centrica plc	47,842	95,533
CMS Energy Corp.	2,600	117,754
Consolidated Edison, Inc.	2,900	226,026
Dominion Energy, Inc.	6,000	404,579
DTE Energy Co.	1,700	177,480
E.ON SE	18,805	208,967
Engie SA	15,604	260,689
Innogy SE(m)	1,187	56,150
National Grid plc	28,923	325,262
NiSource, Inc.	3,000	71,730
Public Service Enterprise Group, Inc.	4,700	236,128
RWE AG*	4,427	109,357
SCANA Corp.	1,300	48,815
Sempra Energy	2,350	261,367
Suez	3,145	45,610
Veolia Environnement SA	4,092	97,040
WEC Energy Group, Inc.	2,950	184,965

		3,258,347

Water Utilities (0.0%)
American Water Works Co., Inc.	1,650	135,514
Severn Trent plc	2,019	52,296
United Utilities Group plc	5,826	58,538

		246,348

Total Utilities		10,106,563

Total Common Stocks (59.7%) (Cost $293,216,161)		337,334,006

EXCHANGE TRADED FUNDS (ETF):
iShares Russell 2000 ETF	148,813	22,594,278
SPDR S&P MidCap 400 ETF Trust(x)	66,355	22,675,494

Total Exchange Traded Funds (8.0%) (Cost $41,305,315)		45,269,772

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.5%)
FHLMC
3.750%, 3/27/19	$1,645,000	1,670,664
2.375%, 1/13/22	1,380,000	1,370,931

Total U.S. Government Agency Securities		3,041,595

U.S. Treasury Obligations (11.7%)
U.S. Treasury Bonds
8.000%, 11/15/21	3,245,000	3,864,339

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
1.500%, 3/31/19	$1,444,700	$1,435,501
3.125%, 5/15/19	2,609,300	2,635,852
3.625%, 8/15/19#	4,048,100	4,124,278
1.500%, 11/30/19	1,395,000	1,377,910
3.625%, 2/15/20	1,588,200	1,627,099
1.500%, 5/31/20	2,100,000	2,063,558
1.625%, 7/31/20	2,780,000	2,735,477
1.375%, 8/31/20	2,815,000	2,750,865
3.625%, 2/15/21	3,671,000	3,797,011
1.375%, 5/31/21	3,561,700	3,447,406
1.250%, 10/31/21	3,597,500	3,447,698
1.875%, 11/30/21	3,500,000	3,427,915
1.750%, 4/30/22	1,965,900	1,908,267
1.750%, 5/31/22	603,000	584,786
1.875%, 7/31/22	1,055,000	1,026,698
2.000%, 7/31/22	2,453,000	2,400,730
1.875%, 8/31/22	605,500	588,943
1.875%, 10/31/22	748,000	726,685
1.625%, 11/15/22	1,435,000	1,377,684
2.000%, 11/30/22	898,000	876,532
2.125%, 12/31/22	895,000	877,799
2.000%, 2/15/23	751,000	731,756
1.750%, 5/15/23	2,150,000	2,064,168
2.250%, 12/31/23	2,646,000	2,593,132
2.250%, 11/15/24	2,105,000	2,050,217
2.000%, 2/15/25	2,855,000	2,731,878
2.125%, 5/15/25	2,135,000	2,056,168
1.625%, 2/15/26	2,980,000	2,749,515
2.000%, 11/15/26	725,000	683,865
2.250%, 2/15/27	404,000	388,349
2.375%, 5/15/27	1,502,800	1,458,318
2.250%, 8/15/27	1,152,500	1,105,128
2.250%, 11/15/27	769,000	736,640

Total U.S. Treasury Obligations		66,452,167

Total Long-Term Debt Securities (12.2%) (Cost $70,601,093)		69,493,762

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (9.7%)
JPMorgan Prime Money Market Fund, IM Shares	54,515,199	54,509,748

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	$1,000,000	1,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,900,285, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $1,938,097.(xx)	1,900,000	1,900,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,500,219, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,530,076.(xx)	1,500,000	1,500,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $3,793,223, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $3,868,542.(xx)	3,792,683	3,792,683
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $500,079, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $510,258.(xx)	500,000	500,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,300,355, collateralized by various Common Stocks; total market value $2,558,329.(xx)	2,300,000	2,300,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $3,500,540, collateralized by various Common Stocks; total market value $3,893,110.(xx)	3,500,000	3,500,000

Total Repurchase Agreements		15,492,683

U.S. Treasury Obligations (7.0%)
U.S. Treasury Bills
1.61%, 6/7/18(p)	6,000,000	5,981,768
1.66%, 6/28/18(p)	33,850,000	33,711,760

Total U.S. Treasury Obligations		39,693,528

Total Short-Term Investments (19.4%) (Cost $109,710,215)		109,695,959

Total Investments in Securities (99.3%) (Cost $514,832,784)		561,793,499
Other Assets Less Liabilities (0.7%)		3,775,013

Net Assets (100%)		$565,568,512

*	Non-income producing.

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $4,075,274.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $893,352 or 0.2% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $15,393,630. This was secured by cash collateral of $15,492,683 which was subsequently invested in joint repurchase agreements with a total value of $15,492,683, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $78,314 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLMC — Federal Home Loan Mortgage Corp.

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Austria	0.1
Belgium	0.3
Bermuda	0.0	#
Chile	0.0	#
China	0.0	#
Colombia	0.0	#
Denmark	0.4
Finland	0.2
France	2.3
Germany	2.2
Hong Kong	0.8
Ireland	0.1
Israel	0.1
Italy	0.5
Japan	5.5
Jersey	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	1.0
New Zealand	0.0	#
Norway	0.2
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.7
Sweden	0.6
Switzerland	1.9
United Kingdom	3.4
United States	77.1
Cash and Other	0.7

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
FTSE 100 Index	44	6/2018	GBP	4,317,227	(77,486)
MSCI EAFE E-Mini Index	7	6/2018	USD	700,210	(5,087)
TOPIX Index	208	6/2018	JPY	33,554,062	275,641
U.S. Treasury 10 Year Note	385	6/2018	USD	46,639,140	369,445
U.S. Treasury 2 Year Note	164	6/2018	USD	34,867,938	4,820
U.S. Treasury 5 Year Note	22	6/2018	USD	2,518,141	11,832

					579,165

Short Contracts
S&P 500 E-Mini Index	(167)	6/2018	USD	(22,069,050)	774,831
SPI 200 Index	(34)	6/2018	AUD	(3,744,704)	141,966

					916,797

					1,495,962

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	690,446	USD	960,213	Bank of America	6/19/2018	11,655
GBP	2,992,785	USD	4,170,883	Morgan Stanley	6/19/2018	41,747
JPY	810,259,053	USD	7,541,640	Credit Suisse	6/19/2018	112,781
USD	4,576,097	AUD	5,854,514	BNP Paribas	6/19/2018	78,676
USD	1,170,351	AUD	1,520,225	Citibank NA	6/19/2018	2,519
USD	5,558,537	CHF	5,214,629	Credit Suisse	6/19/2018	67,608
USD	1,595,227	CHF	1,511,557	Royal Bank of Scotland	6/19/2018	3,579
USD	4,423,903	EUR	3,549,000	Citibank NA	6/19/2018	31,656
USD	2,613,514	GBP	1,851,849	Royal Bank of Scotland	6/19/2018	6,861
USD	6,521,419	JPY	685,774,500	Citibank NA	6/19/2018	42,988
USD	4,409,794	JPY	464,586,797	JPMorgan Chase Bank	6/19/2018	20,898
USD	607,247	SEK	4,890,452	JPMorgan Chase Bank	6/19/2018	18,120
USD	1,331,671	SEK	10,929,121	Morgan Stanley	6/19/2018	15,094
USD	540,837	SEK	4,424,050	Royal Bank of Scotland	6/19/2018	7,894

Total unrealized appreciation						462,076

EUR	3,229,934	USD	4,040,280	BNP Paribas	6/19/2018	(42,909)
EUR	2,812,806	USD	3,539,414	Citibank NA	6/19/2018	(58,282)
GBP	261,210	USD	369,052	BNP Paribas	6/19/2018	(1,374)
NOK	38,940,255	USD	5,014,096	BNP Paribas	6/19/2018	(34,157)
USD	576,598	EUR	467,892	Morgan Stanley	6/19/2018	(2,466)
USD	5,724,078	EUR	4,639,088	Royal Bank of Scotland	6/19/2018	(17,264)
USD	6,039,477	GBP	4,359,619	Bank of America	6/19/2018	(97,101)
USD	4,402,548	GBP	3,155,000	Morgan Stanley	6/19/2018	(38,415)

Total unrealized depreciation						(291,968)

Net unrealized appreciation						170,108

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$26,863,706	$15,939,393	$—	$42,803,099
Consumer Staples	16,201,720	13,897,866	—	30,099,586
Energy	12,070,207	6,685,636	—	18,755,843
Financials	31,514,787	26,271,365	—	57,786,152
Health Care	29,126,530	12,703,339	—	41,829,869
Industrials	21,792,338	18,235,545	—	40,027,883
Information Technology	52,907,242	7,815,691	—	60,722,933
Materials	6,023,744	10,032,917	—	16,056,661
Real Estate	5,852,848	4,441,595	—	10,294,443
Telecommunication Services	4,010,987	4,839,987	—	8,850,974
Utilities	5,973,640	4,132,923	—	10,106,563
Exchange Traded Funds	45,269,772	—	—	45,269,772
Forward Currency Contracts	—	462,076	—	462,076
Futures	1,578,535	—	—	1,578,535
Short-Term Investments
Investment Company	54,509,748	—	—	54,509,748
Repurchase Agreements	—	15,492,683	—	15,492,683
U.S. Treasury Obligations	—	39,693,528	—	39,693,528
U.S. Government Agency Securities	—	3,041,595	—	3,041,595
U.S. Treasury Obligations	—	66,452,167	—	66,452,167

Total Assets	$313,695,804	$250,138,306	$—	$563,834,110

Liabilities:
Forward Currency Contracts	$—	$(291,968)	$—	$(291,968)
Futures	(82,573)	—	—	(82,573)

Total Liabilities	$(82,573)	$(291,968)	$—	$(374,541)

Total	$313,613,231	$249,846,338	$—	$563,459,569

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,032,369
Aggregate gross unrealized depreciation	(11,390,115)

Net unrealized appreciation	$48,642,254

Federal income tax cost of investments in securities and derivative instruments, if applicable	$514,817,315

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.6%)
Auto Components (0.4%)
Aisin Seiki Co. Ltd.	6,678	$362,754
Aptiv plc	12,783	1,086,173
BorgWarner, Inc.	9,560	480,199
Bridgestone Corp.	24,568	1,067,642
Cie Generale des Etablissements Michelin SCA	6,469	956,208
Continental AG	4,155	1,147,716
Denso Corp.	17,995	984,267
Faurecia SA	2,868	232,383
GKN plc	64,863	421,726
Goodyear Tire & Rubber Co. (The)	11,600	308,328
Koito Manufacturing Co. Ltd.	4,251	294,839
Minth Group Ltd.	27,983	128,281
NGK Spark Plug Co. Ltd.(x)	6,021	145,029
NOK Corp.	3,597	69,841
Nokian Renkaat OYJ	4,401	200,185
Schaeffler AG (Preference)(q)	6,270	96,817
Stanley Electric Co. Ltd.	5,327	196,749
Sumitomo Electric Industries Ltd.	28,487	434,647
Sumitomo Rubber Industries Ltd.	6,955	127,589
Toyoda Gosei Co. Ltd.	2,456	57,104
Toyota Industries Corp.	6,154	372,461
Valeo SA	9,052	598,603
Yokohama Rubber Co. Ltd. (The)	4,483	103,770

		9,873,311

Automobiles (1.0%)
Bayerische Motoren Werke AG	12,505	1,357,109
Bayerische Motoren Werke AG (Preference)(q)	2,082	195,166
Daimler AG (Registered)*	36,365	3,090,124
Ferrari NV	4,638	558,653
Fiat Chrysler Automobiles NV*	40,470	829,793
Ford Motor Co.	188,490	2,088,469
General Motors Co.	60,950	2,214,923
Harley-Davidson, Inc.(x)	8,100	347,328
Honda Motor Co. Ltd.	64,993	2,235,556
Isuzu Motors Ltd.	20,828	319,452
Mazda Motor Corp.(x)	21,476	283,878
Mitsubishi Motors Corp.(x)	25,329	181,151
Nissan Motor Co. Ltd.	87,674	909,657
Peugeot SA	22,213	534,939
Porsche Automobil Holding SE (Preference)(q)	5,784	480,929
Renault SA	7,260	881,999
Subaru Corp.	23,240	761,598
Suzuki Motor Corp.	12,982	699,092
Toyota Motor Corp.	98,589	6,323,668
Volkswagen AG	1,226	245,485
Volkswagen AG (Preference)(q)	7,010	1,394,316
Yamaha Motor Co. Ltd.	10,573	315,983

		26,249,268

Distributors (0.0%)
Genuine Parts Co.	7,035	632,025
Jardine Cycle & Carriage Ltd.	3,732	98,633
LKQ Corp.*	14,896	565,303

		1,295,961

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,709	98,146
H&R Block, Inc.	10,070	255,878

		354,024

Hotels, Restaurants & Leisure (1.0%)
Accor SA	7,090	382,997
Aristocrat Leisure Ltd.	20,499	382,162
Carnival Corp.	19,555	1,282,417
Carnival plc	7,077	456,013
Chipotle Mexican Grill, Inc.*	1,211	391,286
Compass Group plc	59,727	1,220,472
Crown Resorts Ltd.	14,309	140,367
Darden Restaurants, Inc.	5,965	508,516
Domino’s Pizza Enterprises Ltd.(x)	2,350	75,586
Flight Centre Travel Group Ltd.	2,100	92,401
Galaxy Entertainment Group Ltd.	88,904	814,961
Genting Singapore plc	228,382	189,270
GVC Holdings plc	20,631	266,308
Hilton Worldwide Holdings, Inc.	9,730	766,335
InterContinental Hotels Group plc	6,817	408,772
Marriott International, Inc., Class A	14,530	1,975,789
McDonald’s Corp.	38,545	6,027,668
McDonald’s Holdings Co. Japan Ltd.	2,511	117,521
Melco Resorts & Entertainment Ltd. (ADR)	9,307	269,717
Merlin Entertainments plc	26,856	130,698
MGM China Holdings Ltd.	35,881	93,743
MGM Resorts International	24,570	860,441
Norwegian Cruise Line Holdings Ltd.*	9,903	524,562
Oriental Land Co. Ltd.	8,242	841,589
Paddy Power Betfair plc	3,027	311,008
Royal Caribbean Cruises Ltd.	8,266	973,239
Sands China Ltd.	91,469	496,677
Shangri-La Asia Ltd.	47,334	96,056
SJM Holdings Ltd.	74,784	65,534
Sodexo SA	3,418	344,849
Starbucks Corp.	67,830	3,926,680
Tabcorp Holdings Ltd.	71,480	242,349
TUI AG	16,629	356,999
Whitbread plc	6,928	360,597
Wyndham Worldwide Corp.	4,850	554,986
Wynn Macau Ltd.	58,873	215,901
Wynn Resorts Ltd.	3,895	710,292
Yum Brands, Inc.	16,080	1,368,890

		28,243,648

Household Durables (0.4%)
Barratt Developments plc	38,133	284,045
Berkeley Group Holdings plc	4,894	260,476
Casio Computer Co. Ltd.(x)	7,337	109,360
DR Horton, Inc.	16,435	720,510
Electrolux AB	9,087	285,946
Garmin Ltd.	5,330	314,097
Husqvarna AB, Class B	15,740	151,841
Iida Group Holdings Co. Ltd.(x)	5,560	103,879
Leggett & Platt, Inc.	6,355	281,908
Lennar Corp., Class A	13,125	773,588
Mohawk Industries, Inc.*	3,100	719,882
Newell Brands, Inc.	23,347	594,882
Nikon Corp.	12,870	229,327
Panasonic Corp.	83,382	1,191,899
Persimmon plc	11,657	414,434
PulteGroup, Inc.	12,685	374,081
Rinnai Corp.	1,268	120,359
SEB SA	853	163,053
Sekisui Chemical Co. Ltd.	15,123	263,787
Sekisui House Ltd.	22,173	404,680
Sharp Corp.(x)*	5,647	168,765
Sony Corp.	47,754	2,309,497
Taylor Wimpey plc	123,576	320,563
Techtronic Industries Co. Ltd.	51,955	306,898
Whirlpool Corp.	3,465	530,526

		11,398,283

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (1.5%)
Amazon.com, Inc.*	19,442	$28,139,184
Booking Holdings, Inc.*	2,379	4,949,248
Expedia Group, Inc.	5,927	654,400
Netflix, Inc.*	21,046	6,215,936
Rakuten, Inc.	35,200	297,433
Start Today Co. Ltd.	7,063	188,648
TripAdvisor, Inc.*	5,207	212,914
Zalando SE(m)*	4,205	229,399

		40,887,162

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	7,546	247,857
Hasbro, Inc.	5,425	457,327
Mattel, Inc.(x)	16,610	218,422
Sankyo Co. Ltd.(x)	1,692	59,631
Sega Sammy Holdings, Inc.	6,536	103,502
Shimano, Inc.	2,802	403,954
Yamaha Corp.(x)	6,333	278,246

		1,768,939

Media (1.2%)
Altice NV, Class A(x)*	20,043	165,775
Axel Springer SE	1,834	153,543
CBS Corp. (Non-Voting), Class B	16,645	855,387
Charter Communications, Inc., Class A*	8,970	2,791,643
Comcast Corp., Class A	223,904	7,650,801
Dentsu, Inc.	8,170	358,572
Discovery Communications, Inc., Class A(x)*	7,455	159,761
Discovery Communications, Inc., Class C*	14,753	287,978
DISH Network Corp., Class A*	10,990	416,411
Eutelsat Communications SA	6,594	130,758
Hakuhodo DY Holdings, Inc.	8,810	121,132
Interpublic Group of Cos., Inc. (The)	18,535	426,861
ITV plc	136,828	277,150
JCDecaux SA	2,810	98,072
Lagardere SCA	4,458	127,408
News Corp., Class A	18,436	291,289
News Corp., Class B	5,820	93,702
Omnicom Group, Inc.	11,130	808,817
Pearson plc	31,085	327,038
ProSiebenSat.1 Media SE	8,800	305,218
Publicis Groupe SA	7,829	545,482
REA Group Ltd.	1,990	121,712
RTL Group SA	1,462	121,424
Schibsted ASA, Class B	3,702	94,084
SES SA (FDR)	13,759	186,406
Singapore Press Holdings Ltd.(x)	60,453	116,649
Sky plc	38,954	709,252
Telenet Group Holding NV*	1,993	133,205
Time Warner, Inc.	37,695	3,565,193
Toho Co. Ltd./Tokyo	4,283	142,089
Twenty-First Century Fox, Inc., Class A	50,830	1,864,953
Twenty-First Century Fox, Inc., Class B	21,182	770,389
Viacom, Inc., Class B	17,000	528,020
Vivendi SA	39,021	1,009,963
Walt Disney Co. (The)	72,657	7,297,669
WPP plc	48,001	762,928

		33,816,734

Multiline Retail (0.3%)
Dollar General Corp.	12,410	1,160,956
Dollar Tree, Inc.*	11,444	1,086,036
Don Quijote Holdings Co. Ltd.	4,481	257,308
Harvey Norman Holdings Ltd.(x)	21,019	60,165
Isetan Mitsukoshi Holdings Ltd.(x)	12,690	140,013
J Front Retailing Co. Ltd.	9,197	156,359
Kohl’s Corp.	8,050	527,356
Macy’s, Inc.	14,660	435,988
Marks & Spencer Group plc	61,363	232,894
Marui Group Co. Ltd.(x)	7,502	152,853
Next plc	5,554	371,198
Nordstrom, Inc.	5,630	272,548
Ryohin Keikaku Co. Ltd.	902	302,631
Takashimaya Co. Ltd.	11,414	109,522
Target Corp.	26,200	1,819,066

		7,084,893

Specialty Retail (1.0%)
ABC-Mart, Inc.	1,247	82,153
Advance Auto Parts, Inc.	3,566	422,749
AutoZone, Inc.*	1,405	911,409
Best Buy Co., Inc.	12,235	856,328
CarMax, Inc.*	8,710	539,497
Dufry AG (Registered)(x)*	1,323	173,473
Fast Retailing Co. Ltd.	2,004	814,369
Foot Locker, Inc.	5,766	262,584
Gap, Inc. (The)	10,445	325,884
Hennes & Mauritz AB, Class B	35,859	537,912
Hikari Tsushin, Inc.	812	129,807
Home Depot, Inc. (The)	56,485	10,067,887
Industria de Diseno Textil SA	41,199	1,291,264
Kingfisher plc	82,418	339,163
L Brands, Inc.	11,855	452,980
Lowe’s Cos., Inc.	40,115	3,520,091
Nitori Holdings Co. Ltd.	3,026	534,786
O’Reilly Automotive, Inc.*	4,065	1,005,600
Ross Stores, Inc.	18,480	1,441,070
Shimamura Co. Ltd.	837	104,699
Tiffany & Co.	4,900	478,534
TJX Cos., Inc. (The)	30,520	2,489,211
Tractor Supply Co.	6,004	378,372
Ulta Beauty, Inc.*	2,842	580,535
USS Co. Ltd.	8,282	167,345
Yamada Denki Co. Ltd.(x)	23,727	142,266

		28,049,968

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	7,112	1,722,392
Asics Corp.(x)	6,042	111,806
Burberry Group plc	16,269	387,432
Cie Financiere Richemont SA (Registered)	19,715	1,771,004
Hanesbrands, Inc.(x)	17,400	320,508
Hermes International	1,197	709,748
HUGO BOSS AG	2,393	208,561
Kering SA	2,862	1,372,315
Li & Fung Ltd.	223,924	110,566
Luxottica Group SpA	6,411	398,970
LVMH Moet Hennessy Louis Vuitton SE	10,532	3,247,953
Michael Kors Holdings Ltd.*	7,263	450,887
NIKE, Inc., Class B	62,670	4,163,796
Pandora A/S	4,037	437,601
PVH Corp.	3,752	568,165
Ralph Lauren Corp.	2,679	299,512
Swatch Group AG (The)	1,165	514,027
Swatch Group AG (The) (Registered)	2,109	176,903
Tapestry, Inc.	13,750	723,388
Under Armour, Inc., Class A(x)*	8,892	145,384
Under Armour, Inc., Class C(x)*	8,850	126,998
VF Corp.	15,920	1,179,990

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Yue Yuen Industrial Holdings Ltd.	28,025	$111,929

		19,259,835

Total Consumer Discretionary		208,282,026

Consumer Staples (5.3%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	28,778	3,162,776
Asahi Group Holdings Ltd.	14,612	778,217
Brown-Forman Corp., Class B	12,580	684,352
Carlsberg A/S, Class B	4,041	482,895
Coca-Cola Amatil Ltd.	20,874	139,684
Coca-Cola Bottlers Japan, Inc.	4,675	193,098
Coca-Cola Co. (The)	185,430	8,053,225
Coca-Cola European Partners plc	8,233	342,987
Coca-Cola HBC AG*	6,889	254,890
Constellation Brands, Inc., Class A	8,350	1,903,132
Davide Campari-Milano SpA	21,936	166,254
Diageo plc	95,134	3,218,390
Dr Pepper Snapple Group, Inc.	8,670	1,026,355
Heineken Holding NV	4,352	448,752
Heineken NV	9,790	1,053,622
Kirin Holdings Co. Ltd.	32,794	872,976
Molson Coors Brewing Co., Class B	8,905	670,814
Monster Beverage Corp.*	19,940	1,140,767
PepsiCo, Inc.	68,700	7,498,605
Pernod Ricard SA	8,020	1,336,007
Remy Cointreau SA	856	122,110
Suntory Beverage & Food Ltd.	5,252	255,184
Treasury Wine Estates Ltd.	27,878	364,076

		34,169,168

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	23,052	411,515
Carrefour SA	21,944	455,762
Casino Guichard Perrachon SA	2,097	102,821
Colruyt SA	2,266	125,274
Costco Wholesale Corp.	21,225	3,999,427
CVS Health Corp.	49,010	3,048,912
FamilyMart UNY Holdings Co. Ltd.(x)	3,111	261,967
ICA Gruppen AB	3,039	107,595
J Sainsbury plc	62,031	207,901
Jeronimo Martins SGPS SA	9,507	173,379
Koninklijke Ahold Delhaize NV	48,392	1,147,438
Kroger Co. (The)	42,560	1,018,886
Lawson, Inc.	1,895	129,118
METRO AG	6,801	120,432
Seven & i Holdings Co. Ltd.	28,458	1,220,641
Sundrug Co. Ltd.	2,791	128,920
Sysco Corp.	23,200	1,391,072
Tesco plc	309,277	893,447
Tsuruha Holdings, Inc.	1,388	197,885
Walgreens Boots Alliance, Inc.	41,155	2,694,418
Walmart, Inc.	70,101	6,236,886
Wesfarmers Ltd.	42,823	1,374,034
Wm Morrison Supermarkets plc	84,461	253,082
Woolworths Group Ltd.(x)	48,888	990,817

		26,691,629

Food Products (1.0%)
Ajinomoto Co., Inc.	20,519	371,214
Archer-Daniels-Midland Co.	26,975	1,169,906
Associated British Foods plc	13,455	470,387
Barry Callebaut AG (Registered)	83	162,240
Calbee, Inc.(x)	3,033	100,335
Campbell Soup Co.	9,290	402,350
Chocoladefabriken Lindt & Spruengli AG	40	248,062
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	290,933
Conagra Brands, Inc.	19,315	712,337
Danone SA	22,799	1,846,594
General Mills, Inc.	27,485	1,238,474
Golden Agri-Resources Ltd.(x)	266,665	71,461
Hershey Co. (The)	6,775	670,454
Hormel Foods Corp.(x)	13,040	447,533
JM Smucker Co. (The)	5,460	677,095
Kellogg Co.	11,930	775,569
Kerry Group plc (London Stock Exchange), Class A	1,182	119,496
Kerry Group plc (Turquoise Stock Exchange), Class A	4,805	488,599
Kikkoman Corp.(x)	5,562	223,724
Kraft Heinz Co. (The)	28,785	1,793,018
Marine Harvest ASA	15,736	316,182
McCormick & Co., Inc. (Non- Voting)	5,850	622,382
Meiji Holdings Co. Ltd.	4,614	351,237
Mondelez International, Inc., Class A	71,805	2,996,422
Nestle SA (Registered)	117,540	9,305,216
NH Foods Ltd.	3,428	140,444
Nisshin Seifun Group, Inc.	7,472	148,099
Nissin Foods Holdings Co. Ltd.	2,219	153,905
Orkla ASA	30,787	330,956
Toyo Suisan Kaisha Ltd.	3,351	129,908
Tyson Foods, Inc., Class A	14,380	1,052,472
WH Group Ltd.(m)	332,159	357,036
Wilmar International Ltd.	60,461	147,281
Yakult Honsha Co. Ltd.	3,322	245,704
Yamazaki Baking Co. Ltd.	4,992	103,589

		28,680,614

Household Products (0.8%)
Church & Dwight Co., Inc.	11,780	593,241
Clorox Co. (The)	6,245	831,272
Colgate-Palmolive Co.	42,210	3,025,613
Essity AB, Class B*	22,882	632,729
Henkel AG & Co. KGaA	3,925	494,001
Henkel AG & Co. KGaA (Preference)(q)	6,729	884,875
Kimberly-Clark Corp.	16,920	1,863,400
Lion Corp.	8,473	170,646
Procter & Gamble Co. (The)	121,730	9,650,755
Reckitt Benckiser Group plc	25,241	2,138,894
Unicharm Corp.	15,241	433,861

		20,719,287

Personal Products (0.5%)
Beiersdorf AG	3,807	431,101
Coty, Inc., Class A	22,776	416,801
Estee Lauder Cos., Inc. (The), Class A	10,840	1,622,965
Kao Corp.	18,695	1,402,235
Kose Corp.	1,145	239,642
L’Oreal SA	9,516	2,149,741
Pola Orbis Holdings, Inc.	3,462	141,857
Shiseido Co. Ltd.	14,352	918,943
Unilever NV (CVA)	61,524	3,477,857
Unilever plc	47,692	2,650,087

		13,451,229

Tobacco (0.8%)
Altria Group, Inc.	91,795	5,720,664
British American Tobacco plc	86,621	5,028,447
Imperial Brands plc	36,209	1,233,944
Japan Tobacco, Inc.	41,545	1,197,096
Philip Morris International, Inc.	75,055	7,460,466

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Swedish Match AB	6,867	$312,183

		20,952,800

Total Consumer Staples		144,664,727

Energy (3.4%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co.	20,405	566,647
Halliburton Co.	42,115	1,976,878
Helmerich & Payne, Inc.	5,230	348,109
John Wood Group plc	25,518	193,570
National Oilwell Varco, Inc.	18,360	675,832
Schlumberger Ltd.	66,843	4,330,089
TechnipFMC plc	21,126	622,161
Tenaris SA	17,835	308,341

		9,021,627

Oil, Gas & Consumable Fuels (3.1%)
Anadarko Petroleum Corp.	26,405	1,595,126
Andeavor	6,855	689,339
Apache Corp.	18,385	707,455
BP plc	746,012	5,023,266
Cabot Oil & Gas Corp.	22,240	533,315
Caltex Australia Ltd.	9,851	239,211
Chevron Corp.	92,280	10,523,612
Cimarex Energy Co.	4,641	433,934
Concho Resources, Inc.*	7,203	1,082,827
ConocoPhillips	56,670	3,359,964
Devon Energy Corp.	25,410	807,784
Enagas SA	8,566	234,451
Eni SpA	96,079	1,693,674
EOG Resources, Inc.	27,910	2,938,086
EQT Corp.	11,785	559,905
Exxon Mobil Corp.	204,714	15,273,713
Galp Energia SGPS SA	18,932	357,102
Hess Corp.	12,870	651,479
Idemitsu Kosan Co. Ltd.	5,107	194,143
Inpex Corp.	35,899	443,993
JXTG Holdings, Inc.	116,484	704,673
Kinder Morgan, Inc.	91,623	1,379,842
Koninklijke Vopak NV	2,656	130,489
Lundin Petroleum AB*	7,071	178,706
Marathon Oil Corp.	41,020	661,653
Marathon Petroleum Corp.	22,860	1,671,295
Neste OYJ	4,842	337,709
Newfield Exploration Co.*	9,555	233,333
Noble Energy, Inc.	23,700	718,110
Occidental Petroleum Corp.	36,905	2,397,349
Oil Search Ltd.	51,790	286,175
OMV AG	5,563	324,384
ONEOK, Inc.	19,747	1,123,999
Origin Energy Ltd.*	66,300	448,005
Phillips 66	20,260	1,943,339
Pioneer Natural Resources Co.	8,280	1,422,338
Range Resources Corp.	10,835	157,541
Repsol SA	46,149	819,913
Royal Dutch Shell plc, Class A	170,356	5,345,724
Royal Dutch Shell plc, Class B	141,459	4,558,504
Santos Ltd.*	70,811	278,282
Showa Shell Sekiyu KK	7,117	96,383
Snam SpA	85,938	395,314
Statoil ASA	43,448	1,029,027
TOTAL SA(x)	89,724	5,099,343
Valero Energy Corp.	20,885	1,937,501
Williams Cos., Inc. (The)	39,900	991,914
Woodside Petroleum Ltd.	35,353	798,719

		82,811,943

Total Energy		91,833,570

Financials (10.2%)
Banks (5.1%)
ABN AMRO Group NV (CVA)(m)	16,487	497,079
AIB Group plc	33,107	199,476
Aozora Bank Ltd.	4,858	193,352
Australia & New Zealand Banking Group Ltd.	111,636	2,316,119
Banco Bilbao Vizcaya Argentaria SA	253,633	2,008,127
Banco de Sabadell SA	209,172	428,262
Banco Espirito Santo SA (Registered)(r)*	26,714	—
Banco Santander SA	612,398	3,994,100
Bank Hapoalim BM	42,488	292,126
Bank Leumi Le-Israel BM	57,381	346,569
Bank of America Corp.	462,244	13,862,697
Bank of East Asia Ltd. (The)	49,743	199,670
Bank of Ireland Group plc (Aquis Stock Exchange)	24,455	213,345
Bank of Ireland Group plc (Turquoise Stock Exchange)	12,093	105,993
Bank of Kyoto Ltd. (The)	2,588	144,474
Bank of Queensland Ltd.	16,324	138,460
Bankia SA*	41,224	184,745
Bankinter SA	27,059	278,441
Barclays plc	649,300	1,896,258
BB&T Corp.	37,515	1,952,281
Bendigo & Adelaide Bank Ltd.	19,711	150,065
BNP Paribas SA	42,639	3,161,488
BOC Hong Kong Holdings Ltd.	142,757	700,056
CaixaBank SA	138,834	662,127
Chiba Bank Ltd. (The)	28,392	228,139
Citigroup, Inc.	124,130	8,378,774
Citizens Financial Group, Inc.	23,508	986,866
Comerica, Inc.	8,370	802,934
Commerzbank AG*	41,260	536,060
Commonwealth Bank of Australia	65,664	3,667,581
Concordia Financial Group Ltd.	48,848	269,478
Credit Agricole SA	43,905	714,377
Danske Bank A/S	28,713	1,073,062
DBS Group Holdings Ltd.	68,563	1,446,332
DNB ASA	37,743	736,406
Erste Group Bank AG*	11,717	589,278
Fifth Third Bancorp	33,475	1,062,831
Fukuoka Financial Group, Inc.	32,082	172,764
Hachijuni Bank Ltd. (The)	18,113	97,029
Hang Seng Bank Ltd.	29,496	687,674
HSBC Holdings plc	760,658	7,110,521
Huntington Bancshares, Inc.	53,205	803,396
ING Groep NV	147,593	2,492,806
Intesa Sanpaolo SpA	513,744	1,873,514
Intesa Sanpaolo SpA (RNC)	40,035	151,718
Japan Post Bank Co. Ltd.(x)	16,486	221,249
JPMorgan Chase & Co.	165,780	18,230,826
KBC Group NV	9,661	842,110
KeyCorp	51,200	1,000,960
Kyushu Financial Group, Inc.	15,668	77,453
Lloyds Banking Group plc	2,734,710	2,485,033
M&T Bank Corp.	7,290	1,343,984
Mebuki Financial Group, Inc.	41,473	159,414
Mediobanca Banca di Credito Finanziario SpA	22,962	270,302
Mitsubishi UFJ Financial Group, Inc.	452,462	2,963,827
Mizrahi Tefahot Bank Ltd.	6,094	116,698
Mizuho Financial Group, Inc.	919,337	1,653,692
National Australia Bank Ltd.	102,097	2,246,446
Nordea Bank AB	116,022	1,239,482

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Oversea-Chinese Banking Corp. Ltd.	120,433	$1,186,289
People’s United Financial, Inc.	16,760	312,742
PNC Financial Services Group, Inc. (The)	22,800	3,448,272
Raiffeisen Bank International AG*	6,018	234,475
Regions Financial Corp.	54,160	1,006,293
Resona Holdings, Inc.	86,238	455,484
Royal Bank of Scotland Group plc*	139,042	505,999
Seven Bank Ltd.(x)	27,026	86,103
Shinsei Bank Ltd.	7,192	110,579
Shizuoka Bank Ltd. (The)	21,021	198,742
Skandinaviska Enskilda Banken AB, Class A(x)	58,663	615,073
Societe Generale SA	29,284	1,593,205
Standard Chartered plc	125,868	1,260,360
Sumitomo Mitsui Financial Group, Inc.	51,123	2,141,876
Sumitomo Mitsui Trust Holdings, Inc.	12,938	523,697
SunTrust Banks, Inc.	22,570	1,535,663
Suruga Bank Ltd.(x)	7,309	100,906
SVB Financial Group*	2,560	614,426
Svenska Handelsbanken AB, Class A(x)	58,820	737,982
Swedbank AB, Class A	34,847	781,319
UniCredit SpA*	76,626	1,607,777
United Overseas Bank Ltd.	51,208	1,079,827
US Bancorp	75,745	3,825,123
Wells Fargo & Co.	212,080	11,115,112
Westpac Banking Corp.	128,829	2,848,784
Yamaguchi Financial Group, Inc.	8,759	106,025
Zions Bancorp	9,420	496,717

		139,187,176

Capital Markets (1.8%)
3i Group plc	38,010	458,935
Affiliated Managers Group, Inc.	2,676	507,316
Ameriprise Financial, Inc.	7,130	1,054,812
Amundi SA(m)	2,459	197,885
ASX Ltd.	7,661	331,622
Bank of New York Mellon Corp. (The)	48,760	2,512,603
BlackRock, Inc.	5,975	3,236,777
Cboe Global Markets, Inc.	5,488	626,181
Charles Schwab Corp. (The)	57,810	3,018,838
CME Group, Inc.	16,480	2,665,475
Credit Suisse Group AG (Registered)*	92,607	1,553,894
Daiwa Securities Group, Inc.	63,426	404,560
Deutsche Bank AG (Registered)	78,866	1,099,646
Deutsche Boerse AG	7,426	1,011,612
E*TRADE Financial Corp.*	12,775	707,863
Franklin Resources, Inc.	15,635	542,222
Goldman Sachs Group, Inc. (The)	17,070	4,299,249
Hargreaves Lansdown plc	10,556	242,266
Hong Kong Exchanges & Clearing Ltd.	44,691	1,468,987
Intercontinental Exchange, Inc.	28,100	2,037,812
Invesco Ltd.	19,590	627,076
Investec plc	27,367	211,387
Japan Exchange Group, Inc.	20,526	380,022
Julius Baer Group Ltd.*	8,714	536,565
Kingston Financial Group Ltd.(x)	167,501	75,565
London Stock Exchange Group plc	12,102	701,236
Macquarie Group Ltd.	12,415	990,505
Moody’s Corp.	8,065	1,300,885
Morgan Stanley	66,640	3,595,893
Nasdaq, Inc.	5,645	486,712
Natixis SA	37,463	307,505
Nomura Holdings, Inc.	139,717	807,931
Northern Trust Corp.	10,250	1,057,083
Partners Group Holding AG	678	504,591
Raymond James Financial, Inc.	6,234	557,382
S&P Global, Inc.	12,310	2,351,949
SBI Holdings, Inc.	8,476	193,808
Schroders plc	5,025	225,343
Singapore Exchange Ltd.	33,054	186,664
St James’s Place plc	20,903	319,117
State Street Corp.	17,775	1,772,701
T. Rowe Price Group, Inc.	11,845	1,278,905
UBS Group AG (Registered)*	139,089	2,449,105

		48,896,485

Consumer Finance (0.3%)
Acom Co. Ltd.(x)*	18,718	83,383
AEON Financial Service Co. Ltd.(x)	4,939	113,490
American Express Co.	34,835	3,249,408
Capital One Financial Corp.	23,522	2,253,877
Credit Saison Co. Ltd.	6,746	110,759
Discover Financial Services	17,090	1,229,284
Navient Corp.	12,660	166,099
Synchrony Financial	34,518	1,157,389

		8,363,689

Diversified Financial Services (0.9%)
AMP Ltd.	114,084	439,487
Berkshire Hathaway, Inc., Class B*	92,982	18,548,050
Challenger Ltd.	23,316	208,216
Eurazeo SA	1,811	166,762
EXOR NV	4,352	310,936
First Pacific Co. Ltd.	102,292	55,844
Groupe Bruxelles Lambert SA	3,190	364,769
Industrivarden AB, Class C	6,943	161,466
Investor AB, Class B	17,533	780,444
Kinnevik AB, Class B	9,326	336,001
L E Lundbergforetagen AB, Class B	1,641	117,672
Leucadia National Corp.	15,095	343,109
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,570	114,766
ORIX Corp.	50,891	897,487
Pargesa Holding SA	1,637	145,256
Standard Life Aberdeen plc	103,855	524,828
Wendel SA	1,161	181,221

		23,696,314

Insurance (2.1%)
Admiral Group plc	8,127	210,458
Aegon NV	69,080	466,501
Aflac, Inc.	37,640	1,647,126
Ageas	7,429	384,074
AIA Group Ltd.	457,880	3,908,863
Allianz SE (Registered)	17,043	3,851,622
Allstate Corp. (The)	17,090	1,620,132
American International Group, Inc.	43,354	2,359,325
Aon plc	11,855	1,663,612
Arthur J Gallagher & Co.	8,761	602,144
Assicurazioni Generali SpA	48,035	926,089
Assurant, Inc.	2,565	234,467
Aviva plc	154,475	1,076,496
Baloise Holding AG (Registered)	1,943	297,369
Brighthouse Financial, Inc.*	4,556	234,178
Chubb Ltd.	22,381	3,061,049
Cincinnati Financial Corp.	7,165	532,073
CNP Assurances	7,167	180,960
Dai-ichi Life Holdings, Inc.	41,463	756,937
Direct Line Insurance Group plc	55,021	294,589
Everest Re Group Ltd.	1,950	500,799

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Gjensidige Forsikring ASA(x)	8,386	$153,869
Hannover Rueck SE	2,396	327,229
Hartford Financial Services Group, Inc. (The)	17,215	886,917
Insurance Australia Group Ltd.	92,213	532,332
Japan Post Holdings Co. Ltd.	60,817	732,170
Legal & General Group plc	229,249	830,435
Lincoln National Corp.	10,475	765,304
Loews Corp.	13,025	647,733
Mapfre SA	45,280	150,602
Marsh & McLennan Cos., Inc.	24,490	2,022,629
Medibank Pvt Ltd.	110,160	247,020
MetLife, Inc.	50,020	2,295,418
MS&AD Insurance Group Holdings, Inc.	18,390	579,845
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,934	1,380,065
NN Group NV	11,852	526,360
Old Mutual plc	192,032	645,733
Poste Italiane SpA(m)	21,825	199,765
Principal Financial Group, Inc.	12,975	790,307
Progressive Corp. (The)	28,100	1,712,133
Prudential Financial, Inc.	20,380	2,110,349
Prudential plc	98,280	2,456,737
QBE Insurance Group Ltd.	53,691	398,822
RSA Insurance Group plc	40,485	358,150
Sampo OYJ, Class A	17,173	957,810
SCOR SE	6,900	282,600
Sompo Holdings, Inc.	13,708	551,644
Sony Financial Holdings, Inc.(x)	7,474	135,987
Suncorp Group Ltd.	50,216	516,535
Swiss Life Holding AG (Registered)*	1,273	453,533
Swiss Re AG	12,041	1,226,058
T&D Holdings, Inc.	20,717	328,750
Tokio Marine Holdings, Inc.	25,929	1,153,835
Torchmark Corp.	5,143	432,886
Travelers Cos., Inc. (The)	13,095	1,818,372
Tryg A/S	4,895	114,173
UnipolSai Assicurazioni SpA	44,023	104,842
Unum Group	10,690	508,951
Willis Towers Watson plc	6,434	979,190
XL Group Ltd.	12,330	681,356
Zurich Insurance Group AG*	5,767	1,892,353

		57,697,662

Total Financials		277,841,326

Health Care (7.5%)
Biotechnology (1.2%)
AbbVie, Inc.	77,025	7,290,416
Alexion Pharmaceuticals, Inc.*	10,700	1,192,622
Amgen, Inc.	32,264	5,500,367
Biogen, Inc.*	10,210	2,795,702
Celgene Corp.*	36,360	3,243,676
CSL Ltd.	17,090	2,055,013
Genmab A/S*	2,194	472,335
Gilead Sciences, Inc.	63,298	4,772,036
Grifols SA	11,266	319,111
Incyte Corp.*	8,430	702,472
Regeneron Pharmaceuticals, Inc.*	3,800	1,308,568
Shire plc	34,298	1,709,728
Vertex Pharmaceuticals, Inc.*	12,273	2,000,254

		33,362,300

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	84,022	5,034,599
Align Technology, Inc.*	3,486	875,439
Baxter International, Inc.	23,930	1,556,407
Becton Dickinson and Co.	12,916	2,798,898
BioMerieux	1,565	129,225
Boston Scientific Corp.*	66,415	1,814,458
Cochlear Ltd.	2,173	304,902
Coloplast A/S, Class B	4,487	380,284
ConvaTec Group plc(m)	51,592	144,358
Cooper Cos., Inc. (The)	2,359	539,763
CYBERDYNE, Inc.*	3,632	51,405
Danaher Corp.	29,640	2,902,053
Dentsply Sirona, Inc.	11,009	553,863
Edwards Lifesciences Corp.*	10,198	1,422,825
Essilor International Cie Generale d’Optique SA	7,838	1,058,043
Fisher & Paykel Healthcare Corp. Ltd.	21,550	206,989
Getinge AB, Class B*	8,655	98,518
Hologic, Inc.*	13,350	498,756
Hoya Corp.	14,722	733,990
IDEXX Laboratories, Inc.*	4,201	804,029
Intuitive Surgical, Inc.*	5,481	2,262,721
Koninklijke Philips NV	35,536	1,365,650
Medtronic plc	65,483	5,253,047
Olympus Corp.(x)	11,002	417,725
ResMed, Inc.	6,847	674,224
Siemens Healthineers AG(m)*	5,687	233,719
Smith & Nephew plc	33,051	617,852
Sonova Holding AG (Registered)	1,977	314,243
Straumann Holding AG (Registered)	390	245,899
Stryker Corp.	15,535	2,499,892
Sysmex Corp.	5,911	535,520
Terumo Corp.	12,192	640,508
Varian Medical Systems, Inc.*	4,370	535,981
William Demant Holding A/S*	4,402	163,899
Zimmer Biomet Holdings, Inc.	9,770	1,065,321

		38,735,005

Health Care Providers & Services (1.2%)
Aetna, Inc.	15,767	2,664,623
Alfresa Holdings Corp.	7,101	158,030
AmerisourceBergen Corp.	7,835	675,455
Anthem, Inc.	12,335	2,709,999
Cardinal Health, Inc.	15,170	950,856
Centene Corp.*	8,370	894,502
Cigna Corp.	11,785	1,976,816
DaVita, Inc.*	6,960	458,942
Envision Healthcare Corp.*	5,762	221,434
Express Scripts Holding Co.*	27,239	1,881,670
Fresenius Medical Care AG & Co. KGaA	8,142	831,350
Fresenius SE & Co. KGaA	15,702	1,199,364
HCA Healthcare, Inc.	13,468	1,306,396
Healthscope Ltd.(x)	65,567	97,858
Henry Schein, Inc.*	7,392	496,816
Humana, Inc.	6,670	1,793,096
Laboratory Corp. of America Holdings*	4,965	803,089
McKesson Corp.	9,945	1,400,952
Mediclinic International plc	13,922	117,565
Medipal Holdings Corp.	6,465	132,453
Quest Diagnostics, Inc.	6,535	655,461
Ramsay Health Care Ltd.	5,343	257,246
Ryman Healthcare Ltd.	15,108	115,978
Sonic Healthcare Ltd.	15,042	265,179
Suzuken Co. Ltd.	2,733	112,885
UnitedHealth Group, Inc.	46,785	10,011,989

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	4,250	$503,243

		32,693,247

Health Care Technology (0.0%)
Cerner Corp.*	15,200	881,600
M3, Inc.	7,950	357,135

		1,238,735

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	15,580	1,042,302
Eurofins Scientific SE	419	221,491
Illumina, Inc.*	7,125	1,684,493
IQVIA Holdings, Inc.*	7,046	691,283
Lonza Group AG (Registered)*	2,813	663,555
Mettler-Toledo International, Inc.*	1,234	709,587
PerkinElmer, Inc.	5,320	402,830
QIAGEN NV*	8,169	263,895
Thermo Fisher Scientific, Inc.	19,415	4,008,420
Waters Corp.*	3,815	757,850

		10,445,706

Pharmaceuticals (3.3%)
Allergan plc	15,937	2,682,038
Astellas Pharma, Inc.	78,135	1,185,188
AstraZeneca plc	47,807	3,288,235
Bayer AG (Registered)	31,232	3,531,500
Bristol-Myers Squibb Co.	78,805	4,984,416
Chugai Pharmaceutical Co. Ltd.	8,456	427,548
Daiichi Sankyo Co. Ltd.	21,423	709,906
Eisai Co. Ltd.	10,081	642,444
Eli Lilly & Co.	46,570	3,603,121
GlaxoSmithKline plc	185,760	3,608,937
H Lundbeck A/S	2,630	147,010
Hisamitsu Pharmaceutical Co., Inc.	2,337	180,977
Ipsen SA	1,422	220,810
Johnson & Johnson	129,640	16,613,365
Kyowa Hakko Kirin Co. Ltd.	9,798	215,196
Merck & Co., Inc.	130,260	7,095,262
Merck KGaA	4,882	468,355
Mitsubishi Tanabe Pharma Corp.	8,482	165,806
Mylan NV*	24,815	1,021,634
Nektar Therapeutics*	7,791	827,872
Novartis AG (Registered)	84,008	6,796,419
Novo Nordisk A/S, Class B	70,416	3,464,778
Ono Pharmaceutical Co. Ltd.	15,578	482,251
Orion OYJ, Class B	3,934	120,515
Otsuka Holdings Co. Ltd.	14,748	738,613
Perrigo Co. plc	6,280	523,375
Pfizer, Inc.	287,574	10,206,000
Recordati SpA	3,950	146,368
Roche Holding AG	26,535	6,086,065
Sanofi	42,912	3,448,204
Santen Pharmaceutical Co. Ltd.	13,808	222,553
Shionogi & Co. Ltd.	11,188	577,354
Sumitomo Dainippon Pharma Co. Ltd.(x)	6,012	100,911
Taisho Pharmaceutical Holdings Co. Ltd.	1,192	117,178
Takeda Pharmaceutical Co. Ltd.	26,881	1,309,377
Teva Pharmaceutical Industries Ltd. (ADR)(x)	34,508	589,742
UCB SA	4,775	389,514
Vifor Pharma AG(x)	1,842	284,084
Zoetis, Inc.	23,488	1,961,483

		89,184,404

Total Health Care		205,659,397

Industrials (7.0%)
Aerospace & Defense (1.4%)
Airbus SE	21,938	2,538,308
Arconic, Inc.	20,436	470,845
BAE Systems plc	120,294	982,616
Boeing Co. (The)	26,785	8,782,265
Cobham plc*	90,303	155,928
Dassault Aviation SA	95	181,552
Elbit Systems Ltd.	889	107,126
General Dynamics Corp.	13,375	2,954,538
Harris Corp.	5,790	933,811
Huntington Ingalls Industries, Inc.	2,188	563,979
L3 Technologies, Inc.	3,780	786,240
Leonardo SpA	15,285	176,780
Lockheed Martin Corp.	12,040	4,068,676
Meggitt plc	29,300	177,730
MTU Aero Engines AG	1,964	331,057
Northrop Grumman Corp.	8,460	2,953,555
Raytheon Co.	13,970	3,015,005
Rockwell Collins, Inc.	7,895	1,064,641
Rolls-Royce Holdings plc*	62,564	766,305
Safran SA	12,601	1,335,342
Singapore Technologies Engineering Ltd.	58,965	162,211
Textron, Inc.	12,595	742,727
Thales SA	3,998	487,168
TransDigm Group, Inc.	2,364	725,606
United Technologies Corp.	35,975	4,526,374

		38,990,385

Air Freight & Logistics (0.4%)
Bollore SA	33,062	176,446
CH Robinson Worldwide, Inc.	6,760	633,480
Deutsche Post AG (Registered)	36,670	1,603,554
Expeditors International of Washington, Inc.	8,495	537,734
FedEx Corp.	11,945	2,868,114
Royal Mail plc	33,991	258,121
United Parcel Service, Inc., Class B	33,255	3,480,468
Yamato Holdings Co. Ltd.	13,206	331,189

		9,889,106

Airlines (0.2%)
Alaska Air Group, Inc.	5,872	363,829
American Airlines Group, Inc.	20,345	1,057,126
ANA Holdings, Inc.(x)	4,383	169,627
Delta Air Lines, Inc.	31,388	1,720,377
Deutsche Lufthansa AG (Registered)	8,881	283,692
easyJet plc	6,001	135,287
International Consolidated Airlines Group SA	23,507	203,439
Japan Airlines Co. Ltd.	4,409	177,429
Ryanair Holdings plc (ADR)*	204	25,061
Singapore Airlines Ltd.	20,393	169,360
Southwest Airlines Co.	26,125	1,496,441
United Continental Holdings, Inc.*	11,673	810,923

		6,612,591

Building Products (0.3%)
Allegion plc	4,588	391,311
AO Smith Corp.	7,007	445,575
Asahi Glass Co. Ltd.	7,550	312,558
Assa Abloy AB, Class B	37,855	821,901
Cie de Saint-Gobain	19,046	1,006,031
Daikin Industries Ltd.	9,410	1,037,793
Fortune Brands Home & Security, Inc.	7,254	427,188
Geberit AG (Registered)	1,399	618,712
Johnson Controls International plc	44,730	1,576,285

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
LIXIL Group Corp.	10,050	$224,414
Masco Corp.	15,120	611,453
TOTO Ltd.	5,348	281,963

		7,755,184

Commercial Services & Supplies (0.2%)
Babcock International Group plc	9,548	89,710
Brambles Ltd.	60,031	462,008
Cintas Corp.	4,220	719,848
Dai Nippon Printing Co. Ltd.	9,797	202,376
Edenred	8,447	293,924
G4S plc	58,601	204,307
ISS A/S*	6,312	234,227
Park24 Co. Ltd.	4,155	111,368
Republic Services, Inc.	10,860	719,258
Secom Co. Ltd.	7,930	590,250
Securitas AB, Class B	11,826	201,403
Societe BIC SA	1,077	107,217
Sohgo Security Services Co. Ltd.	2,698	133,372
Stericycle, Inc.*	4,065	237,924
Toppan Printing Co. Ltd.	19,812	162,548
Waste Management, Inc.	19,210	1,615,946

		6,085,686

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	9,220	359,723
Boskalis Westminster	3,439	100,818
Bouygues SA	8,099	406,275
CIMIC Group Ltd.	3,674	126,753
Eiffage SA	2,777	316,345
Ferrovial SA	18,558	388,034
Fluor Corp.	6,750	386,235
HOCHTIEF AG	729	136,257
Jacobs Engineering Group, Inc.	5,790	342,479
JGC Corp.(x)	7,828	170,236
Kajima Corp.	33,943	314,851
Obayashi Corp.	24,525	268,287
Quanta Services, Inc.*	7,385	253,675
Shimizu Corp.	20,847	186,321
Skanska AB, Class B	12,846	262,800
Taisei Corp.	7,796	395,643
Vinci SA	19,059	1,876,571

		6,291,303

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	69,604	1,657,573
Acuity Brands, Inc.	2,025	281,860
AMETEK, Inc.	11,137	846,078
Eaton Corp. plc	21,255	1,698,487
Emerson Electric Co.	30,585	2,088,956
Fuji Electric Co. Ltd.	21,145	143,875
Legrand SA	10,048	788,621
Mabuchi Motor Co. Ltd.	1,828	90,021
Mitsubishi Electric Corp.	72,986	1,167,104
Nidec Corp.	9,009	1,387,693
OSRAM Licht AG	3,757	276,634
Prysmian SpA	7,776	244,650
Rockwell Automation, Inc.	6,235	1,086,137
Schneider Electric SE	21,408	1,883,066
Siemens Gamesa Renewable Energy SA(x)	9,004	144,549
Vestas Wind Systems A/S	8,139	582,739

		14,368,043

Industrial Conglomerates (1.0%)
3M Co.	28,760	6,313,394
CK Hutchison Holdings Ltd.	101,987	1,226,148
DCC plc	3,365	310,068
General Electric Co.	419,439	5,654,038
Honeywell International, Inc.	36,350	5,252,939
Jardine Matheson Holdings Ltd. (London Stock Exchange)	8,056	500,761
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	137	8,451
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	8,327	321,256
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	40	1,539
Keihan Holdings Co. Ltd.	3,634	112,020
Keppel Corp. Ltd.	54,927	327,972
NWS Holdings Ltd.	58,746	107,027
Roper Technologies, Inc.	5,015	1,407,660
Seibu Holdings, Inc.	8,399	146,186
Sembcorp Industries Ltd.	37,132	88,919
Siemens AG (Registered)	28,893	3,685,307
Smiths Group plc	14,943	317,772
Toshiba Corp.*	254,043	735,353

		26,516,810

Machinery (1.3%)
Alfa Laval AB	11,090	262,173
Alstom SA	5,821	262,596
Amada Holdings Co. Ltd.	12,853	156,065
ANDRITZ AG	2,750	153,772
Atlas Copco AB, Class A	25,362	1,098,720
Atlas Copco AB, Class B	14,738	573,655
Caterpillar, Inc.	28,920	4,262,229
CNH Industrial NV	38,640	478,052
Cummins, Inc.	7,535	1,221,348
Daifuku Co. Ltd.	3,735	223,598
Deere & Co.	15,680	2,435,418
Dover Corp.	7,470	733,703
FANUC Corp.	7,322	1,855,187
Flowserve Corp.	6,310	273,412
Fortive Corp.	14,770	1,144,970
GEA Group AG	6,907	293,836
Hino Motors Ltd.	9,766	125,649
Hitachi Construction Machinery Co. Ltd.(x)	4,063	156,747
Hoshizaki Corp.	2,052	180,120
IHI Corp.	5,842	181,456
Illinois Tool Works, Inc.	14,845	2,325,618
IMI plc	10,272	155,913
Ingersoll-Rand plc	12,015	1,027,403
JTEKT Corp.	8,428	124,830
Kawasaki Heavy Industries Ltd.	5,680	183,630
KION Group AG	2,676	249,726
Komatsu Ltd.	34,874	1,162,521
Kone OYJ, Class B	12,771	637,918
Kubota Corp.	39,845	697,255
Kurita Water Industries Ltd.	3,731	118,341
Makita Corp.	8,461	413,488
MAN SE	1,332	155,304
Metso OYJ	4,259	134,467
Minebea Mitsumi, Inc.	14,517	309,973
Mitsubishi Heavy Industries Ltd.(x)	12,105	463,472
Nabtesco Corp.	4,254	164,115
NGK Insulators Ltd.	9,897	170,585
NSK Ltd.	14,575	195,329
PACCAR, Inc.	16,940	1,120,920
Parker-Hannifin Corp.	6,455	1,103,999
Pentair plc	7,923	539,794
Sandvik AB	42,638	782,445
Schindler Holding AG	1,538	331,733
Schindler Holding AG (Registered)	761	159,350
SKF AB, Class B(x)	14,267	291,703

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
SMC Corp.	2,163	$875,527
Snap-on, Inc.	2,770	408,686
Stanley Black & Decker, Inc.	7,370	1,129,084
Sumitomo Heavy Industries Ltd.	4,410	167,232
THK Co. Ltd.	4,550	188,149
Volvo AB, Class B	58,864	1,074,692
Wartsila OYJ Abp	16,764	370,883
Weir Group plc (The)	8,436	236,441
Xylem, Inc.	8,650	665,358
Yangzijiang Shipbuilding Holdings Ltd.	86,951	80,964

		34,289,554

Marine (0.0%)
AP Moller - Maersk A/S, Class A*	143	210,382
AP Moller - Maersk A/S, Class B*	247	385,028
Kuehne + Nagel International AG (Registered)	2,040	321,219
Mitsui OSK Lines Ltd.	4,329	124,494
Nippon Yusen KK	6,102	123,181

		1,164,304

Professional Services (0.4%)
Adecco Group AG (Registered)	6,141	437,551
Bureau Veritas SA	10,016	260,467
Capita plc	25,205	51,009
Equifax, Inc.	5,810	684,476
Experian plc	35,158	759,481
IHS Markit Ltd.*	17,408	839,762
Intertek Group plc	6,096	399,014
Nielsen Holdings plc	16,101	511,851
Persol Holdings Co. Ltd.	6,705	195,028
Randstad Holding NV(x)	4,499	296,432
Recruit Holdings Co. Ltd.	41,635	1,034,761
RELX NV	36,483	756,877
RELX plc	40,299	829,174
Robert Half International, Inc.	5,965	345,314
SEEK Ltd.	12,555	180,656
SGS SA (Registered)	202	496,613
Teleperformance	2,183	338,730
Verisk Analytics, Inc.*	7,454	775,216
Wolters Kluwer NV	11,402	607,234

		9,799,646

Road & Rail (0.6%)
Aurizon Holdings Ltd.	77,490	254,358
Central Japan Railway Co.	5,447	1,030,479
ComfortDelGro Corp. Ltd.	81,697	128,528
CSX Corp.	42,790	2,383,831
DSV A/S	7,176	565,896
East Japan Railway Co.	12,381	1,147,516
Hankyu Hanshin Holdings, Inc.	9,124	338,275
JB Hunt Transport Services, Inc.	4,141	485,118
Kansas City Southern	4,950	543,758
Keikyu Corp.(x)	8,853	153,922
Keio Corp.	4,370	186,661
Keisei Electric Railway Co. Ltd.	5,210	160,112
Kintetsu Group Holdings Co. Ltd.	6,841	266,491
Kyushu Railway Co.	6,043	187,983
MTR Corp. Ltd.	56,672	306,313
Nagoya Railroad Co. Ltd.(x)	6,948	176,043
Nippon Express Co. Ltd.	3,016	201,813
Norfolk Southern Corp.	13,750	1,866,975
Odakyu Electric Railway Co. Ltd.(x)	11,134	225,285
Tobu Railway Co. Ltd.	7,312	220,243
Tokyu Corp.	20,060	312,574
Union Pacific Corp.	37,990	5,106,995
West Japan Railway Co.	6,220	434,386

		16,683,555

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	5,247	266,128
Ashtead Group plc	18,855	514,147
Brenntag AG	5,836	347,308
Bunzl plc	12,686	373,142
Fastenal Co.	13,850	756,072
Ferguson plc	9,566	719,549
ITOCHU Corp.	56,524	1,097,757
Marubeni Corp.	62,357	451,188
MISUMI Group, Inc.	10,644	292,196
Mitsubishi Corp.	57,051	1,534,513
Mitsui & Co. Ltd.	64,458	1,104,033
Rexel SA	11,457	194,047
Sumitomo Corp.	44,871	755,265
Toyota Tsusho Corp.	8,024	271,853
Travis Perkins plc	9,484	164,389
United Rentals, Inc.*	4,050	699,557
WW Grainger, Inc.	2,516	710,191

		10,251,335

Transportation Infrastructure (0.1%)
Abertis Infraestructuras SA	26,184	587,289
Aena SME SA(m)	2,550	513,879
Aeroports de Paris	1,122	244,585
Atlantia SpA	17,154	531,798
Auckland International Airport Ltd.	36,053	160,017
Fraport AG Frankfurt Airport Services Worldwide	1,572	155,137
Getlink SE	17,657	252,084
Hutchison Port Holdings Trust (OTC Exchange), Class U	22,158	6,514
Hutchison Port Holdings Trust (Singapore Stock Exchange)(x)	175,241	51,934
Japan Airport Terminal Co. Ltd.	1,755	67,046
Kamigumi Co. Ltd.	4,404	98,340
SATS Ltd.	25,472	100,152
Sydney Airport	41,667	216,013
Transurban Group	83,910	738,983

		3,723,771

Total Industrials		192,421,273

Information Technology (11.2%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	232,720	9,981,360
F5 Networks, Inc.*	3,035	438,891
Juniper Networks, Inc.	16,550	402,662
Motorola Solutions, Inc.	7,855	827,132
Nokia OYJ	220,423	1,218,422
Telefonaktiebolaget LM Ericsson, Class B(x)	116,038	736,363

		13,604,830

Electronic Equipment, Instruments & Components (0.5%)
Alps Electric Co. Ltd.(x)	7,486	183,483
Amphenol Corp., Class A	14,740	1,269,556
Corning, Inc.	41,945	1,169,427
FLIR Systems, Inc.	6,645	332,316
Hamamatsu Photonics KK	5,379	203,220
Hexagon AB, Class B	9,764	584,973
Hirose Electric Co. Ltd.	1,270	174,497
Hitachi High-Technologies Corp.	2,602	123,736
Hitachi Ltd.	182,549	1,322,389
Ingenico Group SA	2,238	182,094
IPG Photonics Corp.*	1,812	422,885
Keyence Corp.	3,675	2,280,881
Kyocera Corp.	12,123	684,051
Murata Manufacturing Co. Ltd.	7,232	990,275
Nippon Electric Glass Co. Ltd.	3,196	94,902

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Omron Corp.	7,273	$427,884
Shimadzu Corp.	9,505	267,271
TDK Corp.	4,895	441,173
TE Connectivity Ltd.	16,990	1,697,301
Yaskawa Electric Corp.(x)	9,569	433,912
Yokogawa Electric Corp.	8,624	178,145

		13,464,371

Internet Software & Services (1.9%)
Akamai Technologies, Inc.*	8,180	580,616
Alphabet, Inc., Class A*	14,504	15,042,679
Alphabet, Inc., Class C*	14,728	15,196,204
Auto Trader Group plc(m)	36,625	180,283
DeNA Co. Ltd.	3,988	71,961
eBay, Inc.*	45,435	1,828,304
Facebook, Inc., Class A*	115,736	18,493,455
Kakaku.com, Inc.(x)	5,279	92,378
Mixi, Inc.	1,626	60,055
United Internet AG (Registered)	4,646	292,596
VeriSign, Inc.(x)*	3,990	473,054
Yahoo Japan Corp.(x)	53,787	249,714

		52,561,299

IT Services (1.9%)
Accenture plc, Class A	29,810	4,575,835
Alliance Data Systems Corp.	2,330	495,964
Amadeus IT Group SA	16,574	1,225,273
Atos SE	3,576	489,614
Automatic Data Processing, Inc.	21,425	2,431,309
Capgemini SE	6,069	756,923
Cognizant Technology Solutions Corp., Class A	28,350	2,282,175
Computershare Ltd.	17,539	234,709
CSRA, Inc.	6,185	255,008
DXC Technology Co.	13,799	1,387,213
Fidelity National Information Services, Inc.	16,025	1,543,208
Fiserv, Inc.*	19,940	1,421,921
Fujitsu Ltd.	74,271	457,052
Gartner, Inc.*	4,348	511,412
Global Payments, Inc.	7,657	853,909
International Business Machines Corp.	41,445	6,358,906
Mastercard, Inc., Class A	44,610	7,813,888
Nomura Research Institute Ltd.	4,986	236,168
NTT Data Corp.	23,837	253,592
Obic Co. Ltd.	2,446	203,441
Otsuka Corp.	3,948	198,875
Paychex, Inc.	15,355	945,714
PayPal Holdings, Inc.*	54,435	4,129,983
Total System Services, Inc.	7,965	687,061
Visa, Inc., Class A	87,140	10,423,687
Western Union Co. (The)	22,100	424,983
Wirecard AG	4,434	524,136

		51,121,959

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.(x)*	39,800	399,990
Analog Devices, Inc.	17,876	1,629,040
Applied Materials, Inc.	50,765	2,823,042
ASM Pacific Technology Ltd.(x)	10,022	141,838
ASML Holding NV	14,666	2,901,624
Broadcom Ltd.	19,838	4,674,825
Disco Corp.	1,084	233,803
Infineon Technologies AG	42,898	1,149,239
Intel Corp.	226,055	11,772,943
KLA-Tencor Corp.	7,530	820,845
Lam Research Corp.	7,879	1,600,698
Microchip Technology, Inc.	11,260	1,028,714
Micron Technology, Inc.*	55,795	2,909,151
NVIDIA Corp.	29,240	6,771,692
NXP Semiconductors NV*	13,068	1,528,956
Qorvo, Inc.*	6,065	427,279
QUALCOMM, Inc.	71,505	3,962,092
Renesas Electronics Corp.(x)*	18,890	189,956
Rohm Co. Ltd.	3,570	339,872
Skyworks Solutions, Inc.	8,842	886,499
STMicroelectronics NV	24,073	534,239
SUMCO Corp.	8,862	232,367
Texas Instruments, Inc.	47,560	4,941,008
Tokyo Electron Ltd.	5,928	1,115,069
Xilinx, Inc.	12,245	884,579

		53,899,360

Software (2.5%)
Activision Blizzard, Inc.	36,624	2,470,655
Adobe Systems, Inc.*	23,785	5,139,462
ANSYS, Inc.*	4,060	636,161
Autodesk, Inc.*	10,660	1,338,683
CA, Inc.	15,105	512,060
Cadence Design Systems, Inc.*	13,572	499,042
Check Point Software Technologies Ltd.*	4,939	490,640
Citrix Systems, Inc.*	6,230	578,144
Dassault Systemes SE	4,895	665,872
Electronic Arts, Inc.*	14,815	1,796,171
Intuit, Inc.	11,765	2,039,463
Konami Holdings Corp.	3,523	185,081
LINE Corp.*	1,666	65,917
Micro Focus International plc	16,431	229,875
Microsoft Corp.	371,985	33,951,070
Nexon Co. Ltd.*	14,936	247,050
Nice Ltd.*	2,280	213,919
Nintendo Co. Ltd.	4,281	1,885,322
Oracle Corp.	145,915	6,675,610
Oracle Corp. Japan	1,449	117,794
Red Hat, Inc.*	8,525	1,274,573
Sage Group plc (The)	40,820	366,729
salesforce.com, Inc.*	33,106	3,850,228
SAP SE	37,119	3,884,357
Symantec Corp.	29,940	773,949
Synopsys, Inc.*	7,119	592,586
Take-Two Interactive Software, Inc.*	5,539	541,603
Trend Micro, Inc.	4,504	268,788
Ubisoft Entertainment SA*	2,382	201,214

		71,492,018

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	245,164	41,133,616
Brother Industries Ltd.	8,914	207,174
Canon, Inc.	40,299	1,459,255
FUJIFILM Holdings Corp.(x)	15,549	620,323
Hewlett Packard Enterprise Co.	75,675	1,327,340
HP, Inc.	79,025	1,732,228
Konica Minolta, Inc.	18,036	154,587
NEC Corp.	9,838	276,542
NetApp, Inc.	12,890	795,184
Ricoh Co. Ltd.(x)	26,727	263,992
Seagate Technology plc	13,740	804,065
Seiko Epson Corp.	10,566	187,776
Western Digital Corp.	14,325	1,321,768
Xerox Corp.	10,276	295,743

		50,579,593

Total Information Technology		306,723,430

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.8%)
Chemicals (1.6%)
Air Liquide SA	16,129	$1,977,730
Air Products & Chemicals, Inc.	10,595	1,684,923
Air Water, Inc.	5,629	109,824
Akzo Nobel NV	9,525	900,467
Albemarle Corp.	5,364	497,457
Arkema SA	2,574	336,119
Asahi Kasei Corp.	47,677	626,851
BASF SE	34,689	3,525,472
CF Industries Holdings, Inc.	11,230	423,708
Chr Hansen Holding A/S	3,735	322,713
Clariant AG (Registered)*	8,776	209,563
Covestro AG(m)	4,589	451,702
Croda International plc	4,963	318,482
Daicel Corp.	10,574	115,474
DowDuPont, Inc.	113,046	7,202,160
Eastman Chemical Co.	6,870	725,335
Ecolab, Inc.	12,570	1,722,970
EMS-Chemie Holding AG (Registered)	310	195,728
Evonik Industries AG	6,160	217,345
FMC Corp.	6,500	497,705
Frutarom Industries Ltd.	1,460	134,212
FUCHS PETROLUB SE (Preference)(q)	2,625	142,558
Givaudan SA (Registered)	349	795,504
Hitachi Chemical Co. Ltd.	3,935	89,680
Incitec Pivot Ltd.	63,721	173,016
International Flavors & Fragrances, Inc.	3,845	526,419
Israel Chemicals Ltd.	19,313	81,832
Johnson Matthey plc	7,310	312,502
JSR Corp.	7,260	163,274
K+S AG (Registered)	7,229	208,670
Kaneka Corp.	10,575	104,851
Kansai Paint Co. Ltd.(x)	7,723	179,856
Koninklijke DSM NV	6,852	681,340
Kuraray Co. Ltd.	13,403	227,740
LANXESS AG	3,457	265,055
Linde AG	7,028	1,410,980
LyondellBasell Industries NV, Class A	15,616	1,650,299
Mitsubishi Chemical Holdings Corp.	54,045	523,409
Mitsubishi Gas Chemical Co., Inc.	6,848	164,048
Mitsui Chemicals, Inc.	6,950	219,137
Monsanto Co.	21,320	2,487,831
Mosaic Co. (The)	16,875	409,725
Nippon Paint Holdings Co. Ltd.(x)	6,145	225,518
Nissan Chemical Industries Ltd.(x)	4,563	189,544
Nitto Denko Corp.	6,235	467,486
Novozymes A/S, Class B	8,541	442,297
Orica Ltd.	14,240	195,084
PPG Industries, Inc.	12,310	1,373,796
Praxair, Inc.	13,930	2,010,099
Sherwin-Williams Co. (The)	4,015	1,574,362
Shin-Etsu Chemical Co. Ltd.	14,688	1,519,115
Sika AG	82	642,732
Solvay SA	2,800	389,319
Sumitomo Chemical Co. Ltd.	59,397	346,094
Symrise AG	4,658	375,064
Taiyo Nippon Sanso Corp.	4,908	74,308
Teijin Ltd.(x)	7,067	132,899
Toray Industries, Inc.	55,456	524,566
Tosoh Corp.	11,050	216,836
Umicore SA	7,191	381,484
Yara International ASA	6,708	284,966

		44,379,235

Construction Materials (0.2%)
Boral Ltd.	44,277	254,726
CRH plc	31,589	1,074,004
Fletcher Building Ltd.	26,284	114,818
HeidelbergCement AG	5,621	552,276
Imerys SA	1,353	131,585
James Hardie Industries plc (CHDI)(x)	16,652	294,187
LafargeHolcim Ltd. (Registered)*	17,192	941,611
Martin Marietta Materials, Inc.	3,047	631,643
Taiheiyo Cement Corp.	4,562	165,708
Vulcan Materials Co.	6,410	731,830

		4,892,388

Containers & Packaging (0.2%)
Amcor Ltd.	43,741	480,010
Avery Dennison Corp.	4,280	454,750
Ball Corp.	16,880	670,305
International Paper Co.	19,895	1,062,989
Packaging Corp. of America	4,582	516,391
Sealed Air Corp.	8,035	343,818
Toyo Seikan Group Holdings Ltd.	6,169	91,719
WestRock Co.	12,270	787,366

		4,407,348

Metals & Mining (0.7%)
Alumina Ltd.(x)	92,451	168,749
Anglo American plc	50,397	1,177,380
Antofagasta plc	14,894	192,811
ArcelorMittal	25,087	795,713
BHP Billiton Ltd.	121,299	2,683,177
BHP Billiton plc	79,769	1,573,527
BlueScope Steel Ltd.	21,192	249,206
Boliden AB	10,330	364,167
Fortescue Metals Group Ltd.(x)	58,801	196,813
Freeport-McMoRan, Inc.*	65,020	1,142,401
Fresnillo plc	8,350	148,752
Glencore plc*	462,108	2,299,358
Hitachi Metals Ltd.	8,100	95,764
JFE Holdings, Inc.	19,726	397,375
Kobe Steel Ltd.	11,698	117,194
Maruichi Steel Tube Ltd.(x)	2,131	65,189
Mitsubishi Materials Corp.	4,222	126,971
Newcrest Mining Ltd.	28,972	435,557
Newmont Mining Corp.	25,745	1,005,857
Nippon Steel & Sumitomo Metal Corp.	28,714	630,518
Norsk Hydro ASA	50,792	299,520
Nucor Corp.	15,315	935,593
Randgold Resources Ltd.	3,556	294,548
Rio Tinto Ltd.	16,021	900,475
Rio Tinto plc	46,628	2,367,389
South32 Ltd.	197,069	491,218
Sumitomo Metal Mining Co. Ltd.	9,336	393,076
thyssenkrupp AG	16,459	429,252
voestalpine AG	4,330	227,220

		20,204,770

Paper & Forest Products (0.1%)
Mondi plc	13,870	373,247
Oji Holdings Corp.	32,565	209,337
Stora Enso OYJ, Class R	20,808	383,011
UPM-Kymmene OYJ*	20,158	748,037

		1,713,632

Total Materials		75,597,373

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)	4,894	$611,212
American Tower Corp. (REIT)	21,355	3,103,735
Apartment Investment & Management Co. (REIT), Class A	7,550	307,663
Ascendas REIT (REIT)	93,952	189,076
AvalonBay Communities, Inc. (REIT)	6,665	1,096,126
Boston Properties, Inc. (REIT)	7,445	917,373
British Land Co. plc (The) (REIT)	36,727	331,275
CapitaLand Commercial Trust (REIT)	95,181	133,524
CapitaLand Mall Trust (REIT)	93,742	149,176
Crown Castle International Corp. (REIT)	20,050	2,197,680
Daiwa House REIT Investment Corp. (REIT)	55	131,601
Dexus (REIT)	38,479	276,692
Digital Realty Trust, Inc. (REIT)	9,888	1,041,997
Duke Realty Corp. (REIT)	17,218	455,933
Equinix, Inc. (REIT)	3,859	1,613,602
Equity Residential (REIT)	17,760	1,094,371
Essex Property Trust, Inc. (REIT)	3,203	770,898
Extra Space Storage, Inc. (REIT)	6,113	534,032
Federal Realty Investment Trust (REIT)	3,513	407,894
Fonciere Des Regions (REIT)	1,256	138,676
Gecina SA (REIT)	1,780	309,382
GGP, Inc. (REIT)	30,510	624,235
Goodman Group (REIT)	68,011	442,016
GPT Group (The) (REIT)	68,044	248,766
Hammerson plc (REIT)	29,959	225,858
HCP, Inc. (REIT)	22,650	526,160
Host Hotels & Resorts, Inc. (REIT)	35,445	660,695
ICADE (REIT)	1,260	122,453
Iron Mountain, Inc. (REIT)	13,588	446,502
Japan Prime Realty Investment Corp. (REIT)	32	113,980
Japan Real Estate Investment Corp. (REIT)	47	243,381
Japan Retail Fund Investment Corp. (REIT)	101	193,827
Kimco Realty Corp. (REIT)	20,500	295,200
Klepierre SA (REIT)	8,311	335,349
Land Securities Group plc (REIT)	27,999	368,639
Link REIT (REIT)	83,228	713,794
Macerich Co. (The) (REIT)	5,180	290,184
Mid-America Apartment Communities, Inc. (REIT)	5,485	500,451
Mirvac Group (REIT)	140,151	232,470
Nippon Building Fund, Inc. (REIT)	51	281,829
Nippon Prologis REIT, Inc. (REIT)	70	150,651
Nomura Real Estate Master Fund, Inc. (REIT)	143	197,288
Prologis, Inc. (REIT)	25,662	1,616,449
Public Storage (REIT)	7,255	1,453,829
Realty Income Corp. (REIT)	13,634	705,287
Regency Centers Corp. (REIT)	7,158	422,179
SBA Communications Corp. (REIT)*	5,675	969,971
Scentre Group (REIT)	201,087	594,021
Segro plc (REIT)	37,750	318,762
Simon Property Group, Inc. (REIT)	15,040	2,321,423
SL Green Realty Corp. (REIT)	4,377	423,825
Stockland (REIT)	91,338	283,273
Suntec REIT (REIT)(x)	95,057	137,790
UDR, Inc. (REIT)	12,895	459,320
Unibail-Rodamco SE (REIT)(x)	3,772	863,902
United Urban Investment Corp. (REIT)	116	181,841
Ventas, Inc. (REIT)	17,139	848,895
Vicinity Centres (REIT)	127,083	236,209
Vornado Realty Trust (REIT)	8,310	559,263
Welltower, Inc. (REIT)	17,840	971,031
Westfield Corp. (REIT)	74,561	489,495
Weyerhaeuser Co. (REIT)	36,406	1,274,210

		38,156,621

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	4,295	90,013
Azrieli Group Ltd.	1,604	77,037
CapitaLand Ltd.	96,861	265,079
CBRE Group, Inc., Class A*	14,590	688,940
City Developments Ltd.	15,454	154,062
CK Asset Holdings Ltd.	97,753	827,196
Daito Trust Construction Co. Ltd.	2,613	451,605
Daiwa House Industry Co. Ltd.	21,388	824,123
Deutsche Wohnen SE	13,395	625,224
Hang Lung Group Ltd.	33,427	109,584
Hang Lung Properties Ltd.	76,439	179,368
Henderson Land Development Co. Ltd.	45,335	297,022
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	44,219	306,438
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	212	1,465
Hulic Co. Ltd.	11,270	122,969
Hysan Development Co. Ltd.	23,691	125,738
Kerry Properties Ltd.	24,530	111,371
LendLease Group	20,935	279,999
Mitsubishi Estate Co. Ltd.	47,279	799,129
Mitsui Fudosan Co. Ltd.	33,700	817,598
New World Development Co. Ltd.	222,464	317,143
Nomura Real Estate Holdings, Inc.	4,713	111,264
Sino Land Co. Ltd.	119,263	194,070
Sumitomo Realty & Development Co. Ltd.	13,486	498,730
Sun Hung Kai Properties Ltd.	54,693	871,252
Swire Pacific Ltd., Class A	18,804	190,792
Swire Properties Ltd.	44,189	155,387
Swiss Prime Site AG (Registered)*	2,700	261,416
Tokyo Tatemono Co. Ltd.	7,785	117,282
Tokyu Fudosan Holdings Corp.	19,363	141,030
UOL Group Ltd.	18,430	120,794
Vonovia SE	18,322	908,629
Wharf Holdings Ltd. (The)	45,869	158,900
Wharf Real Estate Investment Co. Ltd.*	45,830	300,033
Wheelock & Co. Ltd.	30,832	226,116

		11,726,798

Total Real Estate		49,883,419

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	296,596	10,573,647
Bezeq The Israeli Telecommunication Corp. Ltd.	78,335	100,229
BT Group plc	318,382	1,017,331
CenturyLink, Inc.	46,992	772,079
Deutsche Telekom AG (Registered)	125,881	2,053,521
Elisa OYJ	5,372	243,321

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
HKT Trust & HKT Ltd.	142,984	$180,336
Iliad SA	999	206,778
Koninklijke KPN NV	129,023	387,342
Nippon Telegraph & Telephone Corp.	26,129	1,203,253
Orange SA	75,349	1,279,632
PCCW Ltd.	160,355	93,035
Proximus SADP	5,745	178,397
Singapore Telecommunications Ltd.	308,358	795,501
Spark New Zealand Ltd.	69,223	167,727
Swisscom AG (Registered)(x)	979	485,532
TDC A/S*	30,668	254,403
Telecom Italia SpA*	430,640	410,104
Telecom Italia SpA (RNC)	227,656	190,153
Telefonica Deutschland Holding AG	28,086	131,967
Telefonica SA	171,240	1,697,167
Telenor ASA	28,354	644,896
Telia Co. AB	98,123	462,875
Telstra Corp. Ltd.	157,214	381,446
TPG Telecom Ltd.(x)	13,970	59,430
Verizon Communications, Inc.	199,425	9,536,504

		33,506,606

Wireless Telecommunication Services (0.3%)
1&1 Drillisch AG	2,003	134,922
KDDI Corp.	68,400	1,746,239
Millicom International Cellular SA (SDR)	2,498	170,593
NTT DOCOMO, Inc.	51,548	1,316,011
SoftBank Group Corp.	31,178	2,329,450
StarHub Ltd.	22,891	40,133
Tele2 AB, Class B	13,659	164,008
Vodafone Group plc	1,007,180	2,757,853

		8,659,209

Total Telecommunication Services		42,165,815

Utilities (1.8%)
Electric Utilities (1.1%)
Alliant Energy Corp.	11,144	455,344
American Electric Power Co., Inc.	23,750	1,629,013
AusNet Services	68,178	88,295
Chubu Electric Power Co., Inc.	24,334	343,724
Chugoku Electric Power Co., Inc. (The)	10,511	126,640
CK Infrastructure Holdings Ltd.	25,028	205,706
CLP Holdings Ltd.	62,022	634,011
Duke Energy Corp.	33,839	2,621,507
Edison International	15,695	999,144
EDP - Energias de Portugal SA	89,765	341,353
Electricite de France SA	21,810	316,264
Endesa SA	11,996	264,173
Enel SpA	307,178	1,882,130
Entergy Corp.	8,670	683,023
Eversource Energy	15,270	899,708
Exelon Corp.	46,550	1,815,916
FirstEnergy Corp.	21,530	732,235
Fortum OYJ	16,776	360,716
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	100,117	97,065
Iberdrola SA	214,739	1,579,453
Kansai Electric Power Co., Inc. (The)	26,591	341,618
Kyushu Electric Power Co., Inc.	16,118	192,074
Mercury NZ Ltd.	26,015	60,712
NextEra Energy, Inc.	22,740	3,714,123
Orsted A/S(m)	7,145	465,210
PG&E Corp.	24,835	1,091,002
Pinnacle West Capital Corp.	5,390	430,122
Power Assets Holdings Ltd.	52,394	469,131
PPL Corp.	33,500	947,715
Red Electrica Corp. SA	16,349	336,772
Southern Co. (The)	48,705	2,175,165
SSE plc	37,665	675,051
Terna Rete Elettrica Nazionale SpA	53,139	310,898
Tohoku Electric Power Co., Inc.	17,094	228,284
Tokyo Electric Power Co. Holdings, Inc.*	54,624	210,477
Xcel Energy, Inc.	24,490	1,113,805

		28,837,579

Gas Utilities (0.1%)
APA Group	44,560	270,582
Gas Natural SDG SA	13,228	315,960
Hong Kong & China Gas Co. Ltd.	316,969	653,508
Osaka Gas Co. Ltd.	14,164	279,473
Toho Gas Co. Ltd.	2,812	86,417
Tokyo Gas Co. Ltd.	14,706	389,953

		1,995,893

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	31,830	361,907
Electric Power Development Co. Ltd.	5,531	139,412
Meridian Energy Ltd.	48,400	100,127
NRG Energy, Inc.	14,570	444,823
Uniper SE	7,602	231,693

		1,277,962

Multi-Utilities (0.6%)
AGL Energy Ltd.	24,769	414,997
Ameren Corp.	11,670	660,872
CenterPoint Energy, Inc.	20,740	568,276
Centrica plc	211,211	421,754
CMS Energy Corp.	13,625	617,076
Consolidated Edison, Inc.	14,930	1,163,644
Dominion Energy, Inc.	31,440	2,120,000
DTE Energy Co.	8,610	898,884
E.ON SE	83,131	923,778
Engie SA	68,982	1,152,450
Innogy SE(m)	5,246	248,158
National Grid plc	129,122	1,452,084
NiSource, Inc.	16,295	389,613
Public Service Enterprise Group, Inc.	24,325	1,222,088
RWE AG*	19,571	483,448
SCANA Corp.	6,820	256,091
Sempra Energy	12,370	1,375,791
Suez	13,900	201,582
Veolia Environnement SA	18,086	428,902
WEC Energy Group, Inc.	15,210	953,667

		15,953,155

Water Utilities (0.0%)
American Water Works Co., Inc.	8,628	708,618
Severn Trent plc	8,922	231,095
United Utilities Group plc	25,754	258,767

		1,198,480

Total Utilities		49,263,069

Total Common Stocks (60.1%) (Cost $1,266,334,451)		1,644,335,425

EXCHANGE TRADED FUNDS (ETF):
iShares Russell 2000 ETF(x)	710,676	107,901,937
SPDR S&P MidCap 400 ETF Trust(x)	316,346	108,104,919

Total Exchange Traded Funds (7.9%) (Cost $194,937,844)		216,006,856

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.7%)
FHLB
1.375%, 3/18/19	$2,400,000	$2,381,791
FHLMC
3.750%, 3/27/19	3,030,000	3,077,272
2.375%, 1/13/22	4,363,000	4,334,327
FNMA
1.625%, 11/27/18	4,460,000	4,444,802
1.750%, 6/20/19	4,859,000	4,831,963

Total U.S. Government Agency Securities		19,070,155

U.S. Treasury Obligations (27.1%)
U.S. Treasury Bonds
8.000%, 11/15/21	33,530,000	39,929,515
7.125%, 2/15/23	4,247,000	5,132,276
6.000%, 2/15/26	5,790,000	7,143,412
6.125%, 11/15/27	3,673,000	4,722,101
U.S. Treasury Notes
1.000%, 3/15/19	2,315,000	2,290,324
1.500%, 3/31/19	22,355,000	22,212,661
3.125%, 5/15/19	25,442,500	25,701,399
3.625%, 8/15/19#	36,594,000	37,282,642
1.500%, 11/30/19	9,312,000	9,197,919
1.250%, 1/31/20	4,125,000	4,049,771
1.125%, 3/31/20	22,333,000	21,823,528
1.375%, 3/31/20	6,140,000	6,029,851
1.500%, 5/31/20	8,715,000	8,563,764
1.625%, 6/30/20	9,955,000	9,802,758
1.625%, 7/31/20	8,735,000	8,595,104
1.375%, 8/31/20	21,510,000	21,019,933
1.375%, 10/31/20	10,075,000	9,825,584
2.625%, 11/15/20	16,025,000	16,123,905
3.625%, 2/15/21	29,105,000	30,104,065
1.125%, 2/28/21	10,065,000	9,706,729
1.250%, 3/31/21	15,535,000	15,021,921
3.125%, 5/15/21	2,430,000	2,480,617
1.375%, 5/31/21	3,943,000	3,816,470
2.125%, 8/15/21	15,585,000	15,414,082
1.125%, 9/30/21	6,424,000	6,136,551
1.250%, 10/31/21	23,318,100	22,347,120
2.000%, 11/15/21	21,755,000	21,403,180
1.875%, 11/30/21	39,811,400	38,991,457
2.000%, 2/15/22	18,097,500	17,774,785
1.750%, 3/31/22	11,505,000	11,179,961
1.750%, 5/15/22	11,809,000	11,460,266
1.750%, 5/31/22	9,923,000	9,623,275
1.875%, 7/31/22	9,922,000	9,655,830
2.000%, 7/31/22	9,694,500	9,487,924
1.625%, 8/15/22	4,960,000	4,776,228
1.875%, 8/31/22	6,639,500	6,457,951
1.875%, 10/31/22	13,116,000	12,742,245
1.625%, 11/15/22	2,585,000	2,481,751
2.000%, 11/30/22	9,843,000	9,607,691
2.125%, 12/31/22	6,550,000	6,424,117
2.000%, 2/15/23	14,252,000	13,886,793
1.500%, 3/31/23	1,675,000	1,591,250
1.750%, 5/15/23	6,680,000	6,413,322
2.500%, 8/15/23	8,760,000	8,718,938
2.750%, 11/15/23	20,833,000	20,981,110
2.250%, 12/31/23	7,305,000	7,159,042
2.750%, 2/15/24	17,216,000	17,324,945
2.375%, 8/15/24	13,500,000	13,271,924
2.250%, 11/15/24	2,390,000	2,327,799
2.000%, 2/15/25	12,485,000	11,946,584
2.125%, 5/15/25	15,425,000	14,855,450
2.000%, 8/15/25#	19,170,000	18,269,347
1.625%, 2/15/26	9,575,000	8,834,433
1.500%, 8/15/26	14,770,200	13,408,717
2.000%, 11/15/26	13,253,700	12,501,708
2.250%, 2/15/27	7,918,000	7,611,255
2.375%, 5/15/27	8,771,500	8,511,867
2.250%, 8/15/27	8,059,500	7,728,226
2.250%, 11/15/27	9,306,000	8,914,403

Total U.S. Treasury Obligations		740,797,776

Total Long-Term Debt Securities (27.8%) (Cost $777,100,836)		759,867,931

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.8%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $5,000,708, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $5,104,209.(xx)	$5,000,000	$5,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $6,500,921, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $6,635,472.(xx)	6,500,000	6,500,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $12,001,700, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $12,250,103.(xx)	12,000,000	12,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $13,001,950, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $13,260,665.(xx)	13,000,000	13,000,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various Common Stocks; total market value $220,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $10,003,000, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $10,200,522.(xx)	10,000,000	10,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $20,002,917, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $20,401,020.(xx)	20,000,000	20,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $660,028, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $673,134.(xx)	659,934	659,934
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $1,000,158, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $1,020,516.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $7,801,203, collateralized by various Common Stocks; total market value $8,676,074.(xx)	7,800,000	7,800,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,000,154, collateralized by various Common Stocks; total market value $1,112,317.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $12,501,927, collateralized by various Common Stocks; total market value $13,903,964.(xx)	12,500,000	12,500,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $4,001,462, collateralized by various Common Stocks; total market value $4,449,269.(xx)	4,000,000	4,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $10,002,417, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $10,200,194.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		103,659,934

Total Short-Term Investments (3.8%) (Cost $103,659,934)		103,659,934

Total Investments in Securities (99.6%) (Cost $2,342,033,065)		2,723,870,146
Other Assets Less Liabilities (0.4%)		10,056,759

Net Assets (100%)		$2,733,926,905

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,194,787.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $3,815,538 or 0.1% of net assets.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $103,219,196. This was secured by cash collateral of $103,659,934 which was subsequently invested in joint repurchase agreements with a total value of $103,659,934, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,114,040 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/26/18-8/15/47.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.4%
Austria	0.1
Belgium	0.2
Bermuda	0.0	#
Chile	0.0	#
China	0.0	#
Colombia	0.0	#
Denmark	0.4
Finland	0.2
France	2.1
Germany	2.0
Hong Kong	0.7
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	5.0
Jersey	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	1.0
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.7
Sweden	0.5
Switzerland	1.7
United Kingdom	3.2
United States	79.3
Cash and Other	0.4

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
FTSE 100 Index	128	06/2018	GBP	12,559,207	(225,414)
MSCI EAFE E-Mini Index	43	06/2018	USD	4,301,290	(18,943)
TOPIX Index	818	06/2018	JPY	131,957,803	1,084,462
U.S. Treasury 10 Year Note	1,446	06/2018	USD	175,169,344	1,398,875
U.S. Treasury 2 Year Note	249	06/2018	USD	52,939,734	(11,968)
U.S. Treasury 5 Year Note	103	06/2018	USD	11,789,477	34,466

					2,261,478

Short Contracts
EURO STOXX 50 Index	(324)	06/2018	EUR	(13,080,225)	257,927
S&P 500 E-Mini Index	(2,667)	06/2018	USD	(352,444,051)	10,457,601
SPI 200 Index	(164)	06/2018	AUD	(18,062,692)	757,304

					11,472,832

					13,734,310

Forward foreign currency exchange contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	5,286,274	USD	7,367,194	Morgan Stanley	6/19/2018	73,739
JPY	3,462,817,290	USD	32,230,831	Credit Suisse	6/19/2018	481,993
USD	26,280,906	AUD	33,596,354	BNP Paribas	6/19/2018	472,283
USD	31,163,853	CHF	29,263,766	Credit Suisse	6/19/2018	349,530
USD	19,469,412	EUR	15,619,000	Citibank NA	6/19/2018	139,317
USD	52,728,563	JPY	5,544,791,150	Citibank NA	6/19/2018	347,581
USD	10,549,018	SEK	86,576,584	Morgan Stanley	6/19/2018	119,572

Total unrealized appreciation						1,984,015

EUR	660,906	USD	826,718	BNP Paribas	6/19/2018	(8,780)
NOK	180,690,801	USD	23,266,437	BNP Paribas	6/19/2018	(158,494)
USD	2,973,843	EUR	2,413,186	Morgan Stanley	6/19/2018	(12,719)
USD	25,736,167	GBP	18,577,748	Bank of America	6/19/2018	(413,781)
USD	19,376,792	GBP	13,886,000	Morgan Stanley	6/19/2018	(169,074)
USD	2,731,474	NOK	21,762,686	Credit Suisse	6/19/2018	(51,683)

Total unrealized depreciation						(814,531)

Net unrealized appreciation						1,169,484

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$138,098,532	$70,183,494	$—		$208,282,026
Consumer Staples	83,453,027	61,211,700	—		144,664,727
Energy	62,314,469	29,519,101	—		91,833,570
Financials	160,071,296	117,770,030	—	(a)	277,841,326
Health Care	149,590,401	56,068,996	—		205,659,397
Industrials	112,134,258	80,287,015	—		192,421,273
Information Technology	272,329,415	34,394,015	—		306,723,430
Materials	31,069,732	44,527,641	—		75,597,373
Real Estate	30,517,003	19,366,416	—		49,883,419
Telecommunication Services	20,882,230	21,283,585	—		42,165,815
Utilities	31,049,172	18,213,897	—		49,263,069
Exchange Traded Funds	216,006,856	—	—		216,006,856
Forward Currency Contracts	—	1,984,015	—		1,984,015
Futures	13,990,635	—	—		13,990,635
Short-Term Investments
Repurchase Agreements	—	103,659,934	—		103,659,934
U.S. Government Agency Securities	—	19,070,155	—		19,070,155
U.S. Treasury Obligations	—	740,797,776	—		740,797,776

Total Assets	$1,321,507,026	$1,418,337,770	$—		$2,739,844,796

Liabilities:
Forward Currency Contracts	$—	$(814,531)	$—		$(814,531)
Futures	(256,325)	—	—		(256,325)

Total Liabilities	$(256,325)	$(814,531)	$—		$(1,070,856)

Total	$1,321,250,701	$1,417,523,239	$—		$2,738,773,940

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$473,923,001
Aggregate gross unrealized depreciation	(74,593,607)

Net unrealized appreciation	$399,329,394

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,339,444,546

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.5%)
BMW Floorplan Master Owner Trust,
Series 2015-1A A
2.277%, 7/15/20(l)§	$5,074,000	$5,079,473
Chrysler Capital Auto Receivables Trust,
Series 2015-BA A3
1.910%, 3/16/20§	708,725	708,314
CLUB Credit Trust,
Series 2017-P2 A
2.610%, 1/15/24§	2,590,076	2,583,268
CNH Equipment Trust,
Series 2014-B A4
1.610%, 5/17/21	1,896,909	1,895,113
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§	362,116	362,111
Delta Air Lines Pass-Through Trust,
Series 2009-1 A
7.750%, 12/17/19	27,849	29,589
Exeter Automobile Receivables Trust,
Series 2016-3A A
1.840%, 11/16/20§	415,774	414,227
Series 2017-2A A
2.110%, 6/15/21§	1,245,249	1,241,693
Series 2018-1A A
2.210%, 5/17/21§	3,834,126	3,822,534
Flagship Credit Auto Trust,
Series 2016-3 A1
1.610%, 12/15/19§	190,568	190,517
Series 2017-2 A
1.850%, 7/15/21§	1,944,736	1,934,495
Series 2017-3 A
1.880%, 10/15/21§	1,916,647	1,903,045
Series 2017-4 A
2.070%, 4/15/22§	928,341	921,286
Ford Credit Floorplan Master Owner Trust A,
Series 2017-2 A1
2.160%, 9/15/22	2,073,000	2,041,314
GE Capital Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22	5,784,000	5,768,173
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1
1.650%, 5/15/20§	2,831,960	2,828,914
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3
1.410%, 6/15/20	787,161	785,124
Hertz Vehicle Financing II LP,
Series 2015-3A A
2.670%, 9/25/21§	4,605,000	4,548,177
Marlette Funding Trust,
Series 2017-1A A
2.827%, 3/15/24§	730,801	730,864
Series 2017-2A A
2.390%, 7/15/24§	1,559,031	1,555,378
Series 2018-1A A
2.610%, 3/15/28§	4,213,232	4,207,085
SoFi Consumer Loan Program LLC,
Series 2016-2 A
3.090%, 10/27/25§	806,454	807,028
Series 2017-2 A
3.280%, 2/25/26§	1,477,175	1,482,304
Series 2017-5 A2
2.780%, 9/25/26§	2,590,000	2,550,896
SoFi Consumer Loan Program Trust,
Series 2018-1 A1
2.550%, 2/25/27§	3,624,510	3,612,199
Volvo Financial Equipment LLC,
Series 2015-1A A3
1.510%, 6/17/19§	845,594	844,576
Westlake Automobile Receivables Trust,
Series 2018-1A A1
1.750%, 2/15/19§	2,953,206	2,951,206
World Financial Network Credit Card Master Trust,
Series 2015-A A
2.257%, 2/15/22(l)	3,297,000	3,297,319
Series 2017-C A
2.310%, 8/15/24	2,325,000	2,285,678
Series 2018-A A
3.070%, 12/16/24	4,400,000	4,396,385

Total Asset-Backed Securities		65,778,285

Collateralized Mortgage Obligations (7.1%)
FHLMC,
Series 3017 CF
2.077%, 8/15/25(l)	31,011	30,952
Series 3305 FT
2.177%, 7/15/34(l)	129,042	129,397
Series 3349 FE
2.267%, 7/15/37(l)	2,269,186	2,287,024
Series 3807 FM
2.277%, 2/15/41(l)	83,571	84,291
Series 3927 FH
2.227%, 9/15/41(l)	123,902	124,367
Series 4029 LD
1.750%, 1/15/27	5,918,728	5,709,677
Series 4087 FB
2.247%, 7/15/42(l)	2,192,712	2,208,489
Series 4286 VF
2.227%, 12/15/43(l)	2,070,046	2,087,471
Series 4350 KF
2.014%, 1/15/39(l)	1,577,345	1,554,725
Series 4457 BA
3.000%, 7/15/39	8,135,239	8,082,360
Series 4459 CA
5.000%, 12/15/34	3,063,884	3,205,767
Series 4459 DA
5.500%, 10/15/35	1,624,971	1,639,329
Series 4483 A
3.000%, 12/15/29	6,358,276	6,389,961
Series 4486 JN
2.000%, 11/15/24	9,462,321	9,158,339

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN1 M3
6.022%, 1/25/25(l)	$2,615,319	$2,822,348
Series 2015-DNA3 M2
4.722%, 4/25/28(l)	684,388	709,396
Series 2015-HQ1 M2
4.071%, 3/25/25(l)	414,071	417,191
Series 2015-HQ2 M2
3.822%, 5/25/25(l)	3,172,510	3,257,031
Series 2015-HQA1 M2
4.521%, 3/25/28(l)	2,256,019	2,301,940
Series 2016-DNA3 M1
2.972%, 12/25/28(l)	228,175	228,389
Series 2016-DNA4 M1
2.671%, 3/25/29(l)	385,187	385,899
Series 2016-HQA1 M1
3.621%, 9/25/28(l)	70,167	70,244
Series 2016-HQA2 M2
4.122%, 11/25/28(l)	2,573,934	2,637,790
Series 2017-DNA1 M1
3.071%, 7/25/29(l)	780,299	787,064
Series 2017-DNA2 M1
3.071%, 10/25/29(l)	1,955,522	1,977,062
FNMA,
Series 2006-42 CF
2.321%, 6/25/36(l)	123,400	124,039
Series 2007-109 GF
2.552%, 12/25/37(l)	175,851	178,219
Series 2010-39 FT
2.822%, 10/25/35(l)	4,629,033	4,745,351
Series 2011-53 FT
2.451%, 6/25/41(l)	400,877	406,764
Series 2011-86 KF
2.422%, 9/25/41(l)	367,615	370,946
Series 2011-86 NF
2.422%, 9/25/41(l)	190,217	191,700
Series 2012-65 FA
2.321%, 6/25/42(l)	97,797	98,075
Series 2013-121 FA
2.271%, 12/25/43(l)	1,415,854	1,419,770
Series 2014-49 AF
1.984%, 8/25/44(l)	5,789,746	5,781,558
Series 2014-54 LA
3.000%, 2/25/44	2,169,852	2,167,601
Series 2014-C01 M1
3.472%, 1/25/24(l)	259,815	261,738
Series 2014-C04 2M2
6.872%, 11/25/24(l)	2,358,300	2,651,556
Series 2015-72 PC
3.000%, 10/25/43	6,869,264	6,894,206
Series 2016-C03 1M1
3.872%, 10/25/28(l)	2,522,388	2,560,775
Series 2016-C03 2M1
4.071%, 10/25/28(l)	1,259,583	1,268,475
Series 2016-C04 1M1
3.322%, 1/25/29(l)	928,261	935,675
Series 2016-C05 2M1
3.222%, 1/25/29(l)	616,203	619,015
Series 2016-C06 1M1
3.171%, 4/25/29(l)	3,654,195	3,685,939
Series 2016-C07 2M1
3.171%, 5/25/29(l)	1,032,128	1,036,427
Series 2017-C01 1M1
3.171%, 7/25/29(l)	1,900,016	1,915,347
Series 2017-C02 2M1
3.022%, 9/25/29(l)	2,071,043	2,085,243
NCUA Guaranteed Notes Trust,
Series 2010-R3 1A
2.181%, 12/8/20(l)	5,034,357	5,058,875
Series 2010-R3 2A
2.181%, 12/8/20(l)	565,157	568,530
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 2M1
4.722%, 11/25/25(b)(l)§	363,260	365,925

Total Collateralized Mortgage Obligations		103,678,252

Commercial Mortgage-Backed Securities (1.6%)
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF
2.777%, 11/15/33(b)(l)§	3,005,000	3,011,781
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	2,000,000	2,002,045
Great Wolf Trust,
Series 2017-WOLF A
2.777%, 9/15/34(l)§	2,267,000	2,270,109
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§	384,196	384,054
Series 2012-C8 C
4.606%, 10/15/45(l)§	1,752,000	1,765,131
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D
5.000%, 7/15/56	1,550,000	1,487,043
Series 2015-XLF2 AFSA
3.610%, 8/15/26(b)(l)§	1,353,451	1,353,227
Series 2015-XLF2 SNMA
3.690%, 11/15/26(b)(l)§	1,236,996	1,230,450
Starwood Retail Property Trust,
Series 2014-STAR A
2.997%, 11/15/27(l)§	4,762,167	4,761,483
WFRBS Commercial Mortgage Trust,
Series 2011-C2 C
5.392%, 2/15/44(l)§	1,985,000	2,045,978
Series 2014-C24 A2
2.863%, 11/15/47	3,800,000	3,777,580

Total Commercial Mortgage-Backed Securities		24,088,881

Corporate Bonds (8.8%)
Consumer Discretionary (0.0%)
Media (0.0%)
NBCUniversal Enterprise, Inc.
(ICE LIBOR USD 3 Month + 0.69%), 2.405%, 4/15/18(k)§	306,000	306,038

Total Consumer Discretionary		306,038

Consumer Staples (0.4%)
Beverages (0.1%)
Molson Coors Brewing Co.
2.250%, 3/15/20	1,520,000	1,497,055

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Food & Staples Retailing (0.3%)
Kroger Co. (The)
6.150%, 1/15/20	$3,510,000	$3,699,147

Total Consumer Staples		5,196,202

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Energy Transfer Partners LP
9.700%, 3/15/19	69,000	73,232
EOG Resources, Inc.
6.875%, 10/1/18	31,000	31,631
Nexen Energy ULC
6.200%, 7/30/19	25,000	26,063

Total Energy		130,926

Financials (6.5%)
Banks (4.1%)
Banco Santander SA
3.500%, 4/11/22	2,600,000	2,585,082
Bank of Nova Scotia (The)
2.500%, 1/8/21	3,055,000	3,014,249
BB&T Corp.
2.625%, 6/29/20	1,284,000	1,272,120
BNP Paribas SA
2.375%, 5/21/20	1,468,000	1,449,838
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.142%, 1/24/23(k)(x)	4,500,000	4,448,144
Credit Agricole SA
2.750%, 6/10/20§	2,219,000	2,200,934
Huntington National Bank (The)
2.375%, 3/10/20	4,715,000	4,666,849
ING Groep NV
3.150%, 3/29/22	3,156,000	3,109,308
KeyBank NA
2.500%, 11/22/21	4,000,000	3,907,249
Manufacturers & Traders Trust Co.
2.300%, 1/30/19	4,680,000	4,661,800
2.625%, 1/25/21	2,500,000	2,469,985
MUFG Bank, Ltd.
2.300%, 3/5/20(b)§	2,600,000	2,561,942
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.25%), 1.995%, 1/22/21(k)	5,200,000	5,192,442
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19	4,883,000	4,852,104
US Bancorp
(ICE LIBOR USD 3 Month + 0.49%), 2.329%, 11/15/18(k)	3,195,000	3,202,192
Wells Fargo & Co.
2.125%, 4/22/19	2,194,000	2,180,562
3.069%, 1/24/23	3,081,000	3,022,756
Westpac Banking Corp.
2.650%, 1/25/21(x)	5,197,000	5,129,799

		59,927,355

Capital Markets (0.5%)
Deutsche Bank AG
3.150%, 1/22/21	2,227,000	2,194,258
UBS AG
2.200%, 6/8/20§	5,479,000	5,373,357

		7,567,615

Consumer Finance (1.3%)
Caterpillar Financial Services Corp.
2.100%, 1/10/20	3,900,000	3,854,160
General Motors Financial Co., Inc.
3.150%, 1/15/20	3,800,000	3,791,753
Harley-Davidson Financial Services, Inc.
2.250%, 1/15/19§	6,570,000	6,539,016
Hertz Vehicle Financing II LP
2.730%, 3/25/21	4,695,000	4,662,088

		18,847,017

Insurance (0.4%)
Metropolitan Life Global Funding I
2.500%, 12/3/20§	5,000,000	4,930,586
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	32,794

		4,963,380

Thrifts & Mortgage Finance (0.2%)
BPCE SA
2.650%, 2/3/21	2,980,000	2,936,504

Total Financials		94,241,871

Health Care (0.5%)
Biotechnology (0.5%)
Biogen, Inc.
4.050%, 9/15/25	3,541,000	3,625,371
Gilead Sciences, Inc.
2.550%, 9/1/20	3,645,000	3,608,327

Total Health Care		7,233,698

Industrials (0.0%)
Aerospace & Defense (0.0%)
Goodrich Corp.
4.875%, 3/1/20	31,000	32,071

Road & Rail (0.0%)
Norfolk Southern Corp.
5.750%, 4/1/18	154,000	153,999

Total Industrials		186,070

Information Technology (0.2%)
Technology Hardware, Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.
2.100%, 10/4/19§	3,696,000	3,646,785

Total Information Technology		3,646,785

Materials (0.0%)
Chemicals (0.0%)
Monsanto Co.
5.125%, 4/15/18	31,000	31,026

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	32,275

Total Materials		63,301

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
5.800%, 2/15/19	4,355,000	4,464,991
2.850%, 2/14/23	4,600,000	4,600,277
4.125%, 2/17/26	2,943,000	2,932,597

		11,997,865

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (0.2%)
Crown Castle Towers LLC
4.883%, 8/15/20(b)§	$2,537,000	$2,623,249

Total Telecommunication Services		14,621,114

Utilities (0.2%)
Electric Utilities (0.0%)
Duke Energy Florida LLC
4.550%, 4/1/20	15,000	15,482
PacifiCorp
5.650%, 7/15/18	154,000	155,306

		170,788

Independent Power and Renewable Electricity Producers (0.2%)
Exelon Generation Co. LLC
2.950%, 1/15/20	2,199,000	2,189,658

Total Utilities		2,360,446

Total Corporate Bonds		127,986,451

Foreign Government Securities (2.1%)
Iraq Government AID Bond
2.149%, 1/18/22	10,289,000	10,076,876
Kingdom of Jordan
2.578%, 6/30/22	5,000,000	4,997,000
Republic of Korea
7.125%, 4/16/19	154,000	160,806
Republic of Panama
5.200%, 1/30/20	462,000	481,057
State of Israel
5.125%, 3/26/19	138,000	141,105
Ukraine Government AID Bonds
1.471%, 9/29/21	14,700,000	14,148,750

Total Foreign Government Securities		30,005,594

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	20,898
Board of Regents of the University of Texas System, Revenue Bonds, Series 2010C
4.794%, 8/15/46	55,000	63,366
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	61,000	75,438
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	31,000	32,992
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	123,000	154,948
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	38,000	40,597
6.395%, 1/1/40	21,000	28,478
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	11,000	14,724
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	38,000	49,534
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	92,000	114,160
City of New York, General Obligation Bonds, Series 2009-A1
5.206%, 10/1/31	46,000	53,130
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	77,000	94,903
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	61,000	64,549
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	31,000	44,298
6.750%, 8/1/49	61,000	90,368
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755%, 7/1/29	31,000	36,928
5.750%, 7/1/34	77,000	95,351
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	46,000	62,664
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	31,000	42,382
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	38,000	47,203
7.055%, 4/1/57	61,000	73,158
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192%, 8/1/40	45,000	51,370
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	23,000	31,147
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	31,000	39,280
6.648%, 11/15/39	31,000	41,557
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	89,000	131,856

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	$31,000	$39,421
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718%, 1/1/49	88,000	129,114
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	61,000	71,483
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	69,000	87,023
5.561%, 12/1/49	92,000	118,498
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	31,000	37,256
6.918%, 4/1/40	31,000	43,191
7.043%, 4/1/50	61,000	91,016
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263%, 4/1/49	92,000	129,238
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	61,000	89,175
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	31,000	32,707
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	31,000	35,892
5.600%, 3/15/40	31,000	38,238
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	18,000	21,533
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	61,000	74,866
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	31,000	35,599
5.140%, 8/1/40	31,000	37,152

Total Municipal Bonds		2,706,681

Supranational (0.0%)
Corp. Andina de Fomento
8.125%, 6/4/19	46,000	48,890
Inter-American Development Bank
3.875%, 2/14/20	307,000	315,011

Total Supranational		363,901

U.S. Government Agency Securities (28.2%)
FFCB
1.300%, 12/14/18	14,111,000	14,023,290
FHLB
0.625%, 8/7/18	119,705,000	119,115,214
2.000%, 9/14/18	53,000,000	52,985,213
1.250%, 1/16/19	25,000,000	24,817,918
2.375%, 3/30/20	9,000,000	8,999,180
5.500%, 7/15/36	92,000	122,521
FHLMC
1.250%, 9/26/18	30,000,000	29,878,407
0.875%, 10/12/18	19,001,000	18,877,537
1.050%, 10/26/18	4,976,000	4,946,403
FNMA
1.875%, 9/18/18	20,000,000	19,990,822
1.125%, 10/19/18	37,000,000	36,812,144
1.625%, 11/27/18	81,000,000	80,723,976

Total U.S. Government Agency Securities		411,292,625

U.S. Treasury Obligations (38.8%)
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/19 TIPS	31,306,183	31,277,272
0.125%, 4/15/20 TIPS	31,282,194	31,161,001
0.125%, 4/15/21 TIPS	13,444,016	13,329,989
U.S. Treasury Notes
1.375%, 6/30/18	90,000,000	89,905,077
0.750%, 10/31/18	76,269,500	75,727,270
1.250%, 12/15/18	103,918,000	103,332,952
0.750%, 2/15/19	170,537,000	168,538,511
2.250%, 2/29/20	16,337,000	16,329,501
2.250%, 3/31/20	37,341,000	37,323,494

Total U.S. Treasury Obligations		566,925,067

Total Long-Term Debt Securities (91.3%) (Cost $1,338,120,204)		1,332,825,737

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $100,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $102,084.(xx)	100,000	100,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $100,015, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $102,005.(xx)	100,000	100,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $100,015, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $102,005.(xx)	100,000	100,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $499,324, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $509,238.(xx)	$499,253	$499,253
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $51,943, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $53,001.(xx)	51,935	51,935
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $100,015, collateralized by various Common Stocks; total market value $111,232.(xx)	100,000	100,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $100,015, collateralized by various Common Stocks; total market value $111,232.(xx)	100,000	100,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $100,015, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $102,002.(xx)	100,000	100,000

Total Repurchase Agreements		1,151,188

U.S. Government Agency Securities (3.0%)
FHLB
1.69%, 6/6/18(o)(p)	25,000,000	24,921,635
FHLMC
1.52%, 4/23/18(o)(p)	18,681,000	18,662,857

Total U.S. Government Agency Securities		43,584,492

U.S. Treasury Obligations (4.9%)
U.S. Treasury Bills
1.61%, 6/7/18(p)	53,356,000	53,193,873
2.01%, 2/28/19(p)	19,458,000	19,102,284

Total U.S. Treasury Obligations		72,296,157

Total Short-Term Investments (8.0%) (Cost $117,058,067)		117,031,837

Total Investments in Securities (99.3%) (Cost $1,455,178,271)		1,449,857,574
Other Assets Less Liabilities (0.7%)		9,942,931

Net Assets (100%)		$1,459,800,505

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2018, the market value of these securities amounted to $92,651,680 or 6.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2018, the market value of these securities amounted to $11,530,628 or 0.8% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2018.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2018.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $1,125,694. This was secured by cash collateral of $1,151,188 which was subsequently invested in joint repurchase agreements with a total value of $1,151,188, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	494	6/2018	USD	105,029,031	(23,697)

					(23,697)

Short Contracts
U.S. Treasury 10 Year Note	(153)	6/2018	USD	(18,534,516)	(156,166)
U.S. Treasury 5 Year Note	(342)	6/2018	USD	(39,145,640)	(184,784)
U.S. Treasury Long Bond	(8)	6/2018	USD	(1,173,000)	(31,652)
U.S. Treasury Ultra Bond	(5)	6/2018	USD	(802,344)	(25,007)

					(397,609)

					(421,306)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$65,778,285	$—	$65,778,285
Collateralized Mortgage Obligations	—	103,678,252	—	103,678,252
Commercial Mortgage-Backed Securities	—	24,088,881	—	24,088,881
Corporate Bonds
Consumer Discretionary	—	306,038	—	306,038
Consumer Staples	—	5,196,202	—	5,196,202
Energy	—	130,926	—	130,926
Financials	—	94,241,871	—	94,241,871
Health Care	—	7,233,698	—	7,233,698
Industrials	—	186,070	—	186,070
Information Technology	—	3,646,785	—	3,646,785
Materials	—	63,301	—	63,301
Telecommunication Services	—	14,621,114	—	14,621,114
Utilities	—	2,360,446	—	2,360,446
Foreign Government Securities	—	30,005,594	—	30,005,594
Municipal Bonds	—	2,706,681	—	2,706,681
Short-Term Investments
Repurchase Agreements	—	1,151,188	—	1,151,188
U.S. Government Agency Securities	—	43,584,492	—	43,584,492
U.S. Treasury Obligations	—	72,296,157	—	72,296,157
Supranational	—	363,901	—	363,901
U.S. Government Agency Securities	—	411,292,625	—	411,292,625
U.S. Treasury Obligations	—	566,925,067	—	566,925,067

Total Assets	$—	$1,449,857,574	$—	$1,449,857,574

Liabilities:
Futures	$(421,306)	$—	$—	$(421,306)

Total Liabilities	$(421,306)	$—	$—	$(421,306)

Total	$(421,306)	$1,449,857,574	$—	$1,449,436,268

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$770,651
Aggregate gross unrealized depreciation	(6,708,419)

Net unrealized depreciation	$(5,937,768)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,455,374,036

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.4%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$716,862
Cooper Tire & Rubber Co.	23,800	697,340
Cooper-Standard Holdings, Inc.*	8,700	1,068,447
Dana, Inc.	69,100	1,780,016
Dorman Products, Inc.*	14,000	926,940
Fox Factory Holding Corp.*	17,000	593,300
Gentherm, Inc.*	19,800	672,210
Horizon Global Corp.(x)*	2,600	21,424
LCI Industries	11,300	1,176,895
Modine Manufacturing Co.*	23,400	494,910
Motorcar Parts of America, Inc.*	7,300	156,439
Standard Motor Products, Inc.	10,800	513,756
Stoneridge, Inc.*	12,500	345,000
Superior Industries International, Inc.	12,100	160,930
Tenneco, Inc.	25,400	1,393,698
Tower International, Inc.	7,900	219,225

		10,937,392

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	609,120

Distributors (0.0%)
Core-Mark Holding Co., Inc.	27,600	586,776
Funko, Inc., Class A(x)*	3,600	29,556
Weyco Group, Inc.	3,300	110,880

		727,212

Diversified Consumer Services (2.8%)
Adtalem Global Education, Inc.*	28,000	1,331,400
American Public Education, Inc.*	1,750	75,250
Ascent Capital Group, Inc., Class A*	3,700	13,616
Bright Horizons Family Solutions, Inc.*	179,315	17,881,292
Cambium Learning Group, Inc.*	3,400	38,080
Capella Education Co.	6,550	572,143
Career Education Corp.*	34,500	453,330
Carriage Services, Inc.	1,500	41,490
Chegg, Inc.(x)*	616,466	12,736,188
Grand Canyon Education, Inc.*	206,668	21,683,606
Houghton Mifflin Harcourt Co.*	69,300	481,635
K12, Inc.*	16,200	229,716
Laureate Education, Inc., Class A*	25,700	353,375
Regis Corp.*	22,110	334,524
Sotheby’s*	18,500	949,235
Strayer Education, Inc.	5,800	586,090
Weight Watchers International, Inc.*	13,600	866,592

		58,627,562

Hotels, Restaurants & Leisure (4.1%)
Belmond Ltd., Class A*	43,700	487,255
Biglari Holdings, Inc.*	770	314,476
BJ’s Restaurants, Inc.	11,800	529,820
Bloomin’ Brands, Inc.	51,100	1,240,708
Bojangles’, Inc.*	3,800	52,630
Boyd Gaming Corp.	39,200	1,248,912
Brinker International, Inc.(x)	23,900	862,790
Caesars Entertainment Corp.*	66,577	748,991
Carrols Restaurant Group, Inc.*	17,100	191,520
Century Casinos, Inc.*	2,900	21,634
Cheesecake Factory, Inc. (The)(x)	22,000	1,060,840
Churchill Downs, Inc.	7,300	1,781,565
Chuy’s Holdings, Inc.*	1,300	34,060
Cracker Barrel Old Country Store, Inc.(x)	10,000	1,592,000
Dave & Buster’s Entertainment, Inc.*	19,800	826,452
Del Frisco’s Restaurant Group, Inc.*	2,000	30,500
Del Taco Restaurants, Inc.*	2,400	24,864
Denny’s Corp.*	29,712	458,456
Dine Brands Global, Inc.(x)	11,300	741,054
Drive Shack, Inc.*	5,000	23,900
El Pollo Loco Holdings, Inc.*	3,500	33,250
Eldorado Resorts, Inc.(x)*	22,414	739,662
Empire Resorts, Inc.*	1,000	17,250
Fiesta Restaurant Group, Inc.(x)*	7,000	129,500
Fogo De Chao, Inc.*	2,000	31,500
Golden Entertainment, Inc.(x)*	4,600	106,858
Hilton Grand Vacations, Inc.*	397,219	17,088,361
ILG, Inc.	50,413	1,568,348
International Speedway Corp., Class A	12,900	568,890
J Alexander’s Holdings, Inc.*	3,082	35,289
Jack in the Box, Inc.	13,700	1,169,021
La Quinta Holdings, Inc.*	51,300	970,083
Lindblad Expeditions Holdings, Inc.*	2,800	28,756
Marcus Corp. (The)	7,500	227,625
Marriott Vacations Worldwide Corp.	11,700	1,558,440
Monarch Casino & Resort, Inc.*	8,500	359,465
Nathan’s Famous, Inc.	400	29,560
Noodles & Co.(x)*	4,100	30,955
Norwegian Cruise Line Holdings Ltd.*	161,740	8,567,368
Papa John’s International, Inc.(x)	14,166	811,712
Penn National Gaming, Inc.*	39,800	1,045,148
Pinnacle Entertainment, Inc.*	31,700	955,755
Planet Fitness, Inc., Class A*	521,444	19,694,939
Potbelly Corp.*	2,100	25,305
RCI Hospitality Holdings, Inc.	900	25,551
Red Lion Hotels Corp.*	2,400	23,400
Red Robin Gourmet Burgers, Inc.*	9,600	556,800
Red Rock Resorts, Inc., Class A	33,000	966,240
Ruth’s Hospitality Group, Inc.	10,200	249,390
Scientific Games Corp., Class A*	26,200	1,089,920
SeaWorld Entertainment, Inc.(x)*	37,500	556,125
Shake Shack, Inc., Class A(x)*	7,700	320,551
Sonic Corp.(x)	27,700	698,871
Speedway Motorsports, Inc.	2,800	49,896
Texas Roadhouse, Inc.	31,100	1,796,958
Vail Resorts, Inc.	39,250	8,701,725
Wingstop, Inc.	14,100	665,943
Zoe’s Kitchen, Inc.(x)*	3,300	47,652

		83,814,489

Household Durables (0.7%)
AV Homes, Inc.*	1,600	29,680
Bassett Furniture Industries, Inc.	800	24,280
Beazer Homes USA, Inc.*	18,700	298,265
Cavco Industries, Inc.*	4,800	834,000
Century Communities, Inc.*	8,800	263,560
Ethan Allen Interiors, Inc.	14,900	341,955
Flexsteel Industries, Inc.	700	27,706
GoPro, Inc., Class A(x)*	52,700	252,433
Green Brick Partners, Inc.*	2,300	25,070
Hamilton Beach Brands Holding Co., Class A	1,000	21,220
Helen of Troy Ltd.*	15,200	1,322,400
Hooker Furniture Corp.	700	25,690
Hovnanian Enterprises, Inc., Class A*	24,600	45,018
Installed Building Products, Inc.*	10,400	624,520
iRobot Corp.(x)*	14,119	906,299
KB Home	40,700	1,157,915
La-Z-Boy, Inc.	25,600	766,720
LGI Homes, Inc.(x)*	8,400	592,788
Libbey, Inc.	1,100	5,379

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Lifetime Brands, Inc.	2,700	$33,480
M/I Homes, Inc.*	12,800	407,680
MDC Holdings, Inc.	21,864	610,443
Meritage Homes Corp.*	17,900	809,975
New Home Co., Inc. (The)*	2,200	24,376
PICO Holdings, Inc.*	2,900	33,205
Taylor Morrison Home Corp., Class A*	51,300	1,194,264
TopBuild Corp.*	20,100	1,538,052
TRI Pointe Group, Inc.*	71,275	1,171,048
Universal Electronics, Inc.*	9,500	494,475
William Lyon Homes, Class A*	11,300	310,637
ZAGG, Inc.*	5,500	67,100

		14,259,633

Internet & Direct Marketing Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	2,300	27,140
Duluth Holdings, Inc., Class B(x)*	2,000	37,460
FTD Cos., Inc.*	360	1,310
Groupon, Inc.(x)*	165,100	716,534
Lands’ End, Inc.(x)*	1,400	32,690
Liberty TripAdvisor Holdings, Inc., Class A*	41,000	440,750
Nutrisystem, Inc.	15,100	406,945
Overstock.com, Inc.(x)*	8,000	290,000
PetMed Express, Inc.(x)	9,600	400,800
Shutterfly, Inc.*	15,300	1,243,125
Wayfair, Inc., Class A(x)*	121,340	8,194,091

		11,790,845

Leisure Products (0.2%)
Acushnet Holdings Corp.(x)	14,600	337,114
American Outdoor Brands Corp.(x)*	28,200	291,024
Callaway Golf Co.	47,000	768,920
Johnson Outdoors, Inc., Class A	500	31,000
Malibu Boats, Inc., Class A*	9,700	322,137
Marine Products Corp.	25,100	351,651
MCBC Holdings, Inc.*	2,100	52,920
Nautilus, Inc.*	9,200	123,740
Sturm Ruger & Co., Inc.(x)	8,300	435,750
Vista Outdoor, Inc.*	27,800	453,696

		3,167,952

Media (0.6%)
AMC Entertainment Holdings, Inc., Class A(x)	26,562	373,196
Central European Media Enterprises Ltd., Class A(x)*	5,400	22,680
Clear Channel Outdoor Holdings, Inc., Class A	5,300	25,970
Cogint, Inc.(x)*	7,500	18,750
Daily Journal Corp.(x)*	200	45,698
Emerald Expositions Events, Inc.(x)	1,200	23,376
Entercom Communications Corp., Class A(x)	59,600	575,140
Entravision Communications Corp., Class A	17,200	80,840
Eros International plc(x)*	4,200	45,780
EW Scripps Co. (The), Class A	40,165	481,578
Gannett Co., Inc.	61,400	612,772
Gray Television, Inc.*	29,100	369,570
Hemisphere Media Group, Inc.*	2,300	25,875
IMAX Corp.*	33,100	635,520
Liberty Media Corp.-Liberty Braves, Class C*	16,500	376,530
Liberty Media Corp-Liberty Braves, Class A*	1,100	25,003
Loral Space & Communications, Inc.*	7,000	291,550
MDC Partners, Inc., Class A*	18,050	129,960
Meredith Corp.(x)	20,100	1,081,380
MSG Networks, Inc., Class A*	31,100	702,860
National CineMedia, Inc.	32,600	169,194
New Media Investment Group, Inc.	26,000	445,640
New York Times Co. (The), Class A	60,500	1,458,050
Nexstar Media Group, Inc., Class A	20,406	1,356,999
Reading International, Inc., Class A*	1,600	26,640
Scholastic Corp.	13,300	516,572
Sinclair Broadcast Group, Inc., Class A(x)	36,300	1,136,190
tronc, Inc.*	1,900	31,198
WideOpenWest, Inc.(x)*	4,400	31,460
World Wrestling Entertainment, Inc., Class A(x)	18,900	680,589

		11,796,560

Multiline Retail (0.8%)
Big Lots, Inc.(x)	23,200	1,009,896
Dillard’s, Inc., Class A(x)	7,400	594,516
JC Penney Co., Inc.(x)*	150,800	455,416
Ollie’s Bargain Outlet Holdings, Inc.*	256,045	15,439,514
Sears Holdings Corp.(x)*	20,700	55,269

		17,554,611

Specialty Retail (3.7%)
Aaron’s, Inc.	34,300	1,598,380
Abercrombie & Fitch Co., Class A	38,100	922,401
American Eagle Outfitters, Inc.	87,000	1,733,910
America’s Car-Mart, Inc.*	600	30,270
Asbury Automotive Group, Inc.*	11,400	769,500
Ascena Retail Group, Inc.*	61,464	123,543
At Home Group, Inc.(x)*	2,300	73,692
Barnes & Noble Education, Inc.*	3,800	26,182
Barnes & Noble, Inc.	12,000	59,400
Boot Barn Holdings, Inc.*	12,400	219,852
Buckle, Inc. (The)(x)	14,700	325,605
Burlington Stores, Inc.*	126,080	16,787,552
Caleres, Inc.	20,300	682,080
Camping World Holdings, Inc., Class A	14,700	474,075
Carvana Co.(x)*	3,300	75,669
Cato Corp. (The), Class A	10,900	160,666
Chico’s FAS, Inc.	78,600	710,544
Children’s Place, Inc. (The)(x)	9,845	1,331,536
Citi Trends, Inc.	1,100	34,001
Conn’s, Inc.(x)*	8,600	292,400
DSW, Inc., Class A(x)	35,100	788,346
Express, Inc.*	49,200	352,272
Finish Line, Inc. (The), Class A(x)	21,900	296,526
Five Below, Inc.*	275,099	20,175,761
Floor & Decor Holdings, Inc., Class A(x)*	329,819	17,190,166
Genesco, Inc.*	10,800	438,480
GNC Holdings, Inc., Class A(x)*	86,000	331,960
Group 1 Automotive, Inc.	12,800	836,352
Guess?, Inc.	39,000	808,860
Haverty Furniture Cos., Inc.	1,500	30,225
Hibbett Sports, Inc.*	6,700	160,465
J. Jill, Inc.(x)*	3,200	14,144
Lithia Motors, Inc., Class A	41,983	4,220,131
Lumber Liquidators Holdings, Inc.(x)*	12,800	306,176
MarineMax, Inc.*	5,100	99,195
Monro, Inc.	18,650	999,640
National Vision Holdings, Inc.*	8,661	279,837
Office Depot, Inc.	288,900	621,135
Party City Holdco, Inc.(x)*	6,600	102,960
Pier 1 Imports, Inc.	21,100	67,942
Rent-A-Center, Inc.(x)	16,200	139,806

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Restoration Hardware Holdings, Inc.(x)*	9,608	$915,450
Shoe Carnival, Inc.	3,200	76,160
Sleep Number Corp.*	21,100	741,665
Sonic Automotive, Inc., Class A	11,800	223,610
Tailored Brands, Inc.	28,000	701,680
Tile Shop Holdings, Inc.	6,600	39,600
Tilly’s, Inc., Class A	1,900	21,470
Winmark Corp.	200	26,160
Zumiez, Inc.*	4,100	97,990

		77,535,422

Textiles, Apparel & Luxury Goods (0.4%)
Columbia Sportswear Co.	16,000	1,222,880
Crocs, Inc.*	35,900	583,375
Culp, Inc.	900	27,495
Deckers Outdoor Corp.*	14,900	1,341,447
Fossil Group, Inc.(x)*	23,300	295,910
G-III Apparel Group Ltd.(x)*	24,000	904,320
Movado Group, Inc.	6,700	257,280
Oxford Industries, Inc.	7,600	566,656
Perry Ellis International, Inc.*	1,300	33,540
Steven Madden Ltd.	29,262	1,284,602
Superior Uniform Group, Inc.	1,100	28,897
Unifi, Inc.*	800	29,000
Vera Bradley, Inc.*	2,700	28,647
Wolverine World Wide, Inc.	50,500	1,459,450

		8,063,499

Total Consumer Discretionary		298,884,297

Consumer Staples (1.1%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	4,900	926,345
Castle Brands, Inc.(x)*	21,100	26,164
Coca-Cola Bottling Co. Consolidated	2,600	448,942
Craft Brew Alliance, Inc.*	1,400	26,040
MGP Ingredients, Inc.(x)	6,100	546,499
National Beverage Corp.	5,700	507,414
Primo Water Corp.*	2,100	24,591

		2,505,995

Food & Staples Retailing (0.2%)
Andersons, Inc. (The)	17,700	585,870
Chefs’ Warehouse, Inc. (The)*	1,900	43,700
Ingles Markets, Inc., Class A	1,800	60,930
Natural Grocers by Vitamin Cottage, Inc.(x)*	3,700	26,492
Performance Food Group Co.*	40,600	1,211,910
PriceSmart, Inc.	12,700	1,061,085
Smart & Final Stores, Inc.*	3,400	18,870
SpartanNash Co.	19,320	332,497
SUPERVALU, Inc.(x)*	18,100	275,663
United Natural Foods, Inc.*	25,200	1,082,088
Village Super Market, Inc., Class A	1,100	29,007
Weis Markets, Inc.	900	36,882

		4,764,994

Food Products (0.5%)
B&G Foods, Inc.(x)	36,100	855,570
Calavo Growers, Inc.(x)	8,400	774,480
Cal-Maine Foods, Inc.*	18,200	795,340
Darling Ingredients, Inc.*	91,022	1,574,681
Dean Foods Co.	44,900	387,038
Farmer Brothers Co.*	900	27,180
Fresh Del Monte Produce, Inc.	17,800	805,272
Freshpet, Inc.(x)*	1,300	21,385
Hostess Brands, Inc.*	38,900	575,331
J&J Snack Foods Corp.	8,600	1,174,416
John B Sanfilippo & Son, Inc.	900	52,083
Lancaster Colony Corp.	10,100	1,243,714
Landec Corp.*	1,900	24,795
Limoneira Co.	1,300	30,849
Sanderson Farms, Inc.	9,800	1,166,396
Seneca Foods Corp., Class A*	900	24,930
Tootsie Roll Industries, Inc.(x)	7,687	226,379

		9,759,839

Household Products (0.1%)
Central Garden & Pet Co.(x)*	1,200	51,600
Central Garden & Pet Co., Class A*	23,000	911,030
HRG Group, Inc.*	57,900	954,771
Oil-Dri Corp. of America	700	28,133
WD-40 Co.(x)	7,800	1,027,260

		2,972,794

Personal Products (0.1%)
elf Beauty, Inc.(x)*	3,600	69,732
Inter Parfums, Inc.	5,800	273,470
Medifast, Inc.	5,100	476,595
Natural Health Trends Corp.(x)	1,600	30,416
Nature’s Sunshine Products, Inc.*	8,200	90,200
Revlon, Inc., Class A(x)*	1,300	26,780
USANA Health Sciences, Inc.*	7,400	635,660

		1,602,853

Tobacco (0.1%)
Turning Point Brands, Inc.	1,200	23,328
Universal Corp.	12,000	582,000
Vector Group Ltd.	55,144	1,124,386

		1,729,714

Total Consumer Staples		23,336,189

Energy (2.8%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	38,400	336,000
Basic Energy Services, Inc.*	11,200	161,728
Bristow Group, Inc.*	35,301	458,913
C&J Energy Services, Inc.*	22,600	583,532
Cactus, Inc., Class A*	308,555	8,309,386
CARBO Ceramics, Inc.(x)*	9,800	71,050
Diamond Offshore Drilling, Inc.(x)*	31,400	460,324
Dril-Quip, Inc.*	18,400	824,320
Ensco plc, Class A(x)	204,840	899,248
Era Group, Inc.*	8,600	80,410
Exterran Corp.*	19,200	512,640
Fairmount Santrol Holdings, Inc.*	71,800	305,150
Forum Energy Technologies, Inc.*	37,900	416,900
Frank’s International NV(x)	18,700	101,541
Geospace Technologies Corp.*	10,200	100,674
Helix Energy Solutions Group, Inc.*	75,800	438,882
Keane Group, Inc.(x)*	18,500	273,800
Key Energy Services, Inc.*	2,100	24,612
Mammoth Energy Services, Inc.*	1,700	54,502
Matrix Service Co.*	13,900	190,430
McDermott International, Inc.*	150,900	918,981
Natural Gas Services Group, Inc.*	7,900	188,415
NCS Multistage Holdings, Inc.*	3,200	48,000
Newpark Resources, Inc.*	56,300	456,030
Noble Corp. plc(x)*	118,700	440,377
Oceaneering International, Inc.	404,680	7,502,767
Oil States International, Inc.*	28,300	741,460
Parker Drilling Co.*	75,400	47,879
PHI, Inc. (Non-Voting)*	10,200	104,448
Pioneer Energy Services Corp.*	27,800	75,060
ProPetro Holding Corp.*	26,500	421,085
RigNet, Inc.*	10,500	142,800
Rowan Cos. plc, Class A*	56,700	654,318
SEACOR Holdings, Inc.*	10,000	511,000
SEACOR Marine Holdings, Inc.*	15,454	293,935

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Select Energy Services, Inc., Class A(x)*	4,900	$61,838
Smart Sand, Inc.(x)*	14,900	86,718
Solaris Oilfield Infrastructure, Inc., Class A*	8,000	132,480
Superior Energy Services, Inc.*	74,000	623,820
TETRA Technologies, Inc.*	60,500	226,875
Unit Corp.*	27,600	545,376
US Silica Holdings, Inc.(x)	37,900	967,208

		29,794,912

Oil, Gas & Consumable Fuels (1.3%)
Abraxas Petroleum Corp.*	24,500	54,390
Approach Resources, Inc.(x)*	8,000	20,880
Arch Coal, Inc., Class A	10,700	983,116
Ardmore Shipping Corp.*	3,500	26,600
Bonanza Creek Energy, Inc.*	8,700	241,077
California Resources Corp.(x)*	20,200	346,430
Callon Petroleum Co.*	91,537	1,211,950
Carrizo Oil & Gas, Inc.(x)*	30,800	492,800
Cloud Peak Energy, Inc.*	10,400	30,264
Contango Oil & Gas Co.*	7,979	28,325
CVR Energy, Inc.(x)	13,900	420,058
Delek US Energy, Inc.	36,623	1,490,556
Denbury Resources, Inc.*	183,600	503,064
DHT Holdings, Inc.	63,700	216,580
Dorian LPG Ltd.*	15,515	116,207
Earthstone Energy, Inc., Class A*	2,600	26,312
Eclipse Resources Corp.*	75,898	109,293
Energy XXI Gulf Coast, Inc.*	10,900	41,856
EP Energy Corp., Class A(x)*	51,700	69,278
Evolution Petroleum Corp.	3,200	25,760
Frontline Ltd.(x)	39,600	175,428
GasLog Ltd.(x)	21,300	350,385
Gener8 Maritime, Inc.*	11,900	67,235
Golar LNG Ltd.(x)	46,400	1,269,504
Green Plains, Inc.	23,700	398,160
Halcon Resources Corp.*	61,500	299,505
HighPoint Resources Corp.(x)*	58,100	295,148
International Seaways, Inc.*	14,300	251,680
Jagged Peak Energy, Inc.(x)*	17,700	250,101
Lilis Energy, Inc.(x)*	200	794
Matador Resources Co.*	42,800	1,280,148
Midstates Petroleum Co., Inc.*	1,800	23,994
NACCO Industries, Inc., Class A	1,000	32,850
Nordic American Tankers Ltd.(x)	41,800	81,092
Oasis Petroleum, Inc.*	122,263	990,330
Pacific Ethanol, Inc.*	4,400	13,200
Panhandle Oil and Gas, Inc., Class A	8,800	169,840
Par Pacific Holdings, Inc.*	15,100	259,267
PDC Energy, Inc.*	169,890	8,329,708
Peabody Energy Corp.	29,700	1,084,050
Penn Virginia Corp.*	6,600	231,264
Renewable Energy Group, Inc.(x)*	5,200	66,560
Resolute Energy Corp.(x)*	10,500	363,825
REX American Resources Corp.*	2,900	211,120
Ring Energy, Inc.*	21,900	314,265
Rosehill Resources, Inc.(x)*	3,200	18,784
Sanchez Energy Corp.(x)*	65,800	205,954
SandRidge Energy, Inc.*	16,900	245,219
Scorpio Tankers, Inc.	96,600	189,336
SemGroup Corp., Class A(x)	34,300	734,020
Ship Finance International Ltd.(x)	37,200	531,960
SilverBow Resources, Inc.*	900	26,190
SRC Energy, Inc.*	94,400	890,192
Stone Energy Corp.*	9,200	341,320
Teekay Corp.	47,000	380,230
Teekay Tankers Ltd., Class A	87,100	103,649
Tellurian, Inc.(x)*	27,400	197,554
Ultra Petroleum Corp.*	94,800	395,316
Uranium Energy Corp.(x)*	16,800	22,008
W&T Offshore, Inc.*	28,100	124,483
Westmoreland Coal Co.(x)*	4,500	1,845
WildHorse Resource Development Corp.(x)*	15,200	290,168

		27,962,477

Total Energy		57,757,389

Financials (12.6%)
Banks (6.7%)
1st Source Corp.	8,935	452,290
Access National Corp.	900	25,677
Allegiance Bancshares, Inc.*	700	27,405
American National Bankshares, Inc.	7,100	266,960
Ameris Bancorp	19,400	1,026,260
Ames National Corp.	9,960	273,900
Arrow Financial Corp.	3,777	128,229
Atlantic Capital Bancshares, Inc.*	1,500	27,150
Banc of California, Inc.(x)	25,700	496,010
BancFirst Corp.	8,200	435,420
Banco Latinoamericano de Comercio Exterior SA, Class E	17,420	496,470
Bancorp, Inc. (The)*	4,200	45,360
BancorpSouth Bank	45,200	1,437,360
Bank of Commerce Holdings	2,700	31,455
Bank of Marin Bancorp	2,290	157,896
Bank of NT Butterfield & Son Ltd. (The)	26,100	1,171,368
Bankwell Financial Group, Inc.	800	25,824
Banner Corp.	20,000	1,109,800
Bar Harbor Bankshares	900	24,948
BCB Bancorp, Inc.	1,700	26,605
Berkshire Hills Bancorp, Inc.	22,800	865,260
Blue Hills Bancorp, Inc.	3,600	75,060
Boston Private Financial Holdings, Inc.	54,810	824,891
Bridge Bancorp, Inc.	8,700	291,885
Brookline Bancorp, Inc.	33,856	548,467
Bryn Mawr Bank Corp.	8,300	364,785
BSB Bancorp, Inc.*	900	27,540
Byline Bancorp, Inc.*	1,200	27,516
C&F Financial Corp.	600	31,560
Cadence Bancorp	326,404	8,887,980
Camden National Corp.	11,525	512,863
Capital City Bank Group, Inc.	10,000	247,500
Capstar Financial Holdings, Inc.*	1,500	28,245
Carolina Financial Corp.	9,000	353,520
Cathay General Bancorp	37,801	1,511,284
CBTX, Inc.(x)	900	26,496
CenterState Bank Corp.	24,900	660,597
Central Pacific Financial Corp.	21,600	614,736
Central Valley Community Bancorp	1,300	25,428
Century Bancorp, Inc., Class A	400	31,760
Chemical Financial Corp.	33,675	1,841,349
Citizens & Northern Corp.	7,800	180,102
City Holding Co.	10,500	719,880
Civista Bancshares, Inc.	1,200	27,432
CNB Financial Corp.	6,140	178,613
CoBiz Financial, Inc.	19,200	376,320
Codorus Valley Bancorp, Inc.	1,000	28,120
Columbia Banking System, Inc.	39,475	1,655,976
Community Bank System, Inc.	23,596	1,263,802
Community Bankers Trust Corp.*	3,400	30,600
Community Financial Corp. (The)	700	26,054
Community Trust Bancorp, Inc.	8,500	384,200

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
ConnectOne Bancorp, Inc.	16,400	$472,320
County Bancorp, Inc.	900	26,289
Customers Bancorp, Inc.*	14,900	434,335
CVB Financial Corp.	49,600	1,122,944
Eagle Bancorp, Inc.*	17,930	1,073,111
Enterprise Bancorp, Inc.	800	28,232
Enterprise Financial Services Corp.	15,490	726,481
Equity Bancshares, Inc., Class A*	700	27,412
Evans Bancorp, Inc.	600	27,150
Farmers & Merchants Bancorp, Inc.(x)	700	28,259
Farmers Capital Bank Corp.	700	27,965
Farmers National Banc Corp.	2,000	27,700
FB Financial Corp.*	3,500	142,065
FCB Financial Holdings, Inc., Class A*	21,200	1,083,320
Fidelity Southern Corp.	2,700	62,289
Financial Institutions, Inc.	1,300	38,480
First Bancorp, Inc.	3,940	110,241
First Bancorp/NC	17,188	612,752
First Bancorp/PR*	79,700	479,794
First Bancshares, Inc. (The)(x)	800	25,800
First Busey Corp.	16,531	491,301
First Business Financial Services, Inc.	1,100	27,676
First Citizens BancShares, Inc., Class A	3,500	1,446,340
First Commonwealth Financial Corp.	59,700	843,561
First Community Bancshares, Inc.	11,200	334,320
First Connecticut Bancorp, Inc.	11,300	289,280
First Financial Bancorp(x)	31,160	914,546
First Financial Bankshares, Inc.(x)	35,200	1,629,760
First Financial Corp.	3,300	137,280
First Financial Northwest, Inc.	1,600	26,800
First Foundation, Inc.*	2,000	37,080
First Guaranty Bancshares, Inc.(x)	1,000	25,990
First Internet Bancorp	700	25,900
First Interstate BancSystem, Inc., Class A	15,789	624,455
First Merchants Corp.	20,800	867,360
First Mid-Illinois Bancshares, Inc.	800	29,160
First Midwest Bancorp, Inc.	50,000	1,229,500
First of Long Island Corp. (The)	11,000	301,950
Flushing Financial Corp.	20,350	548,636
FNB Bancorp	700	25,753
Franklin Financial Network, Inc.*	1,500	48,900
Fulton Financial Corp.	81,500	1,446,625
German American Bancorp, Inc.	16,050	535,268
Glacier Bancorp, Inc.	41,430	1,590,083
Great Southern Bancorp, Inc.	3,200	159,840
Great Western Bancorp, Inc.	30,800	1,240,316
Green Bancorp, Inc.*	6,200	137,950
Guaranty Bancorp	11,400	323,190
Guaranty Bancshares, Inc.	1,000	33,310
Hancock Holding Co.	42,290	2,186,393
Hanmi Financial Corp.	21,138	649,994
HarborOne Bancorp, Inc.*	1,400	24,724
Heartland Financial USA, Inc.	11,355	602,383
Heritage Commerce Corp.	1,700	28,016
Heritage Financial Corp.	17,866	546,700
Hilltop Holdings, Inc.	34,099	799,963
Home BancShares, Inc.	75,875	1,730,709
HomeTrust Bancshares, Inc.*	1,000	26,050
Hope Bancorp, Inc.	66,285	1,205,724
Horizon Bancorp	10,800	324,108
Howard Bancorp, Inc.*	1,400	27,720
IBERIABANK Corp.	24,648	1,922,544
Independent Bank Corp./MA	13,600	973,080
Independent Bank Corp./MI	1,100	25,190
Independent Bank Group, Inc.	8,600	608,020
International Bancshares Corp.	28,700	1,116,430
Investar Holding Corp.	1,100	28,435
Investors Bancorp, Inc.	124,972	1,704,618
Lakeland Bancorp, Inc.	20,010	397,199
Lakeland Financial Corp.	15,855	732,977
LCNB Corp.	1,400	26,600
LegacyTexas Financial Group, Inc.	22,130	947,607
Live Oak Bancshares, Inc.	4,100	113,980
Macatawa Bank Corp.	2,700	27,729
MainSource Financial Group, Inc.	12,400	504,060
MB Financial, Inc.	43,040	1,742,259
MBT Financial Corp.	2,500	26,875
Mercantile Bank Corp.	7,700	256,025
Metropolitan Bank Holding Corp.*	700	29,477
Midland States Bancorp, Inc.	2,800	88,368
MidSouth Bancorp, Inc.	3,100	39,215
MidWestOne Financial Group, Inc.	900	29,961
MutualFirst Financial, Inc.	800	29,000
National Bank Holdings Corp., Class A	11,700	389,025
National Bankshares, Inc.	2,700	121,635
National Commerce Corp.*	600	26,130
NBT Bancorp, Inc.	24,195	858,439
Nicolet Bankshares, Inc.*	500	27,535
Northeast Bancorp	1,200	24,600
Northrim Bancorp, Inc.	800	27,640
OFG Bancorp	23,100	241,395
Ohio Valley Banc Corp.(x)	700	29,295
Old Line Bancshares, Inc.	800	26,400
Old National Bancorp	62,380	1,054,222
Old Point Financial Corp.(x)	1,000	26,380
Old Second Bancorp, Inc.	1,900	26,410
Opus Bank	9,800	274,400
Orrstown Financial Services, Inc.	1,000	24,150
Pacific Mercantile Bancorp*	200	1,910
Pacific Premier Bancorp, Inc.*	19,000	763,800
Park National Corp.	6,450	669,252
Parke Bancorp, Inc.	1,300	27,040
Peapack Gladstone Financial Corp.	800	26,712
Penns Woods Bancorp, Inc.	1,140	48,233
Peoples Bancorp of North Carolina, Inc.	230	7,066
Peoples Bancorp, Inc.	7,600	269,420
Peoples Financial Services Corp.	700	31,955
People’s Utah Bancorp	800	25,840
Preferred Bank	6,200	398,040
Premier Financial Bancorp, Inc.	1,500	27,915
QCR Holdings, Inc.	600	26,910
RBB Bancorp	1,000	26,370
Renasant Corp.	21,900	932,064
Republic Bancorp, Inc., Class A	5,000	191,500
Republic First Bancorp, Inc.(x)*	4,200	36,540
S&T Bancorp, Inc.	19,961	797,242
Sandy Spring Bancorp, Inc.	16,541	641,129
Seacoast Banking Corp. of Florida*	27,000	714,690
ServisFirst Bancshares, Inc.	24,400	996,008
Shore Bancshares, Inc.	1,500	28,290
Sierra Bancorp	2,800	74,592
Simmons First National Corp., Class A	38,518	1,095,837
SmartFinancial, Inc.*	1,200	28,272
South State Corp.	16,754	1,429,116
Southern First Bancshares, Inc.*	600	26,700

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Southern National Bancorp of Virginia, Inc.	1,600	$25,344
Southside Bancshares, Inc.	12,836	445,923
State Bank Financial Corp.	22,700	681,227
Sterling Bancorp	101,411	2,286,817
Stock Yards Bancorp, Inc.	12,150	426,465
Summit Financial Group, Inc.	1,100	27,511
SVB Financial Group*	78,657	18,878,466
Texas Capital Bancshares, Inc.*	24,450	2,198,054
Tompkins Financial Corp.	7,351	556,912
Towne Bank	39,309	1,124,237
TriCo Bancshares	9,900	368,478
TriState Capital Holdings, Inc.*	1,400	32,550
Triumph Bancorp, Inc.*	8,100	333,720
Trustmark Corp.	34,720	1,081,875
Two River Bancorp	1,800	32,490
UMB Financial Corp.	23,460	1,698,269
Umpqua Holdings Corp.	113,173	2,423,033
Union Bankshares Corp.	23,519	863,382
United Bankshares, Inc.	50,932	1,795,353
United Community Banks, Inc.	36,600	1,158,390
United Security Bancshares	2,500	26,875
Univest Corp. of Pennsylvania	12,938	358,383
Valley National Bancorp	129,447	1,612,910
Veritex Holdings, Inc.*	1,200	33,204
Washington Trust Bancorp, Inc.	10,800	580,500
WesBanco, Inc.	21,916	927,047
West Bancorporation, Inc.	6,600	168,960
Westamerica Bancorp(x)	13,500	784,080
Wintrust Financial Corp.	153,270	13,188,883

		138,466,847

Capital Markets (2.8%)
Affiliated Managers Group, Inc.	73,855	14,001,431
Arlington Asset Investment Corp., Class A(x)	7,100	78,384
Artisan Partners Asset Management, Inc., Class A	21,600	719,280
Associated Capital Group, Inc., Class A	3,730	139,689
B. Riley Financial, Inc.	1,400	27,300
BrightSphere Investment Group plc	40,100	631,976
Cohen & Steers, Inc.	11,366	462,142
Cowen, Inc.(x)*	3,300	43,560
Diamond Hill Investment Group, Inc.	1,600	330,496
Donnelley Financial Solutions, Inc.*	12,800	219,776
Evercore, Inc., Class A	18,400	1,604,480
Financial Engines, Inc.	28,400	994,000
GAIN Capital Holdings, Inc.(x)	12,400	83,700
GAMCO Investors, Inc., Class A	5,130	127,378
Greenhill & Co., Inc.	18,600	344,100
Hamilton Lane, Inc., Class A	900	33,507
Houlihan Lokey, Inc.	10,300	459,380
INTL. FCStone, Inc.*	8,100	345,708
Investment Technology Group, Inc.	17,000	335,580
Ladenburg Thalmann Financial Services, Inc.	10,700	34,989
Lazard Ltd., Class A	304,894	16,025,228
Medley Management, Inc., Class A	300	1,710
Moelis & Co., Class A	14,700	747,495
Oppenheimer Holdings, Inc., Class A	1,000	25,750
Piper Jaffray Cos.	8,000	664,400
PJT Partners, Inc., Class A	8,700	435,870
Pzena Investment Management, Inc., Class A	4,400	48,972
Safeguard Scientifics, Inc.*	2,330	28,543
Stifel Financial Corp.	280,048	16,587,242
Virtu Financial, Inc., Class A(x)	12,200	402,600
Virtus Investment Partners, Inc.	2,895	358,401
Waddell & Reed Financial, Inc., Class A	41,500	838,715
Westwood Holdings Group, Inc.	1,200	67,788
WisdomTree Investments, Inc.	72,600	665,742

		57,915,312

Consumer Finance (0.3%)
Elevate Credit, Inc.(x)*	3,600	25,488
Encore Capital Group, Inc.(x)*	17,050	770,660
Enova International, Inc.*	15,300	337,365
EZCORP, Inc., Class A*	23,000	303,600
FirstCash, Inc.	21,504	1,747,200
Green Dot Corp., Class A*	25,200	1,616,832
LendingClub Corp.*	171,700	600,950
Nelnet, Inc., Class A	10,450	547,685
PRA Group, Inc.(x)*	26,460	1,005,480
Regional Management Corp.*	1,100	35,024
World Acceptance Corp.*	2,420	254,826

		7,245,110

Diversified Financial Services (0.1%)
Cannae Holdings, Inc.*	43,900	827,954
Marlin Business Services Corp.	10,400	294,840
On Deck Capital, Inc.*	7,100	39,689
Tiptree, Inc.	200	1,270

		1,163,753

Insurance (1.2%)
Ambac Financial Group, Inc.*	32,500	509,600
American Equity Investment Life Holding Co.	47,380	1,391,077
AMERISAFE, Inc.	11,990	662,448
AmTrust Financial Services, Inc.(x)	41,400	509,634
Argo Group International Holdings Ltd.	16,910	970,634
Atlas Financial Holdings, Inc.*	1,400	14,490
Baldwin & Lyons, Inc., Class B	4,287	94,314
Blue Capital Reinsurance Holdings Ltd.(x)	2,300	28,060
Citizens, Inc.(x)*	22,300	163,236
CNO Financial Group, Inc.	87,900	1,904,792
Crawford & Co., Class B	5,000	41,100
Donegal Group, Inc., Class A	7,700	121,660
eHealth, Inc.*	1,600	22,896
EMC Insurance Group, Inc.	1,700	46,036
Employers Holdings, Inc.	18,300	740,235
Enstar Group Ltd.*	5,950	1,250,988
FBL Financial Group, Inc., Class A	5,300	367,555
Federated National Holding Co.	1,800	28,386
Genworth Financial, Inc., Class A*	262,800	743,724
Global Indemnity Ltd.	7,050	243,366
Greenlight Capital Re Ltd., Class A*	16,716	268,292
Hallmark Financial Services, Inc.*	15,300	136,476
HCI Group, Inc.	1,500	57,240
Health Insurance Innovations, Inc., Class A(x)*	3,700	106,930
Heritage Insurance Holdings, Inc.(x)	7,900	119,764
Horace Mann Educators Corp.	24,910	1,064,903
Independence Holding Co.	8,384	298,890
Infinity Property & Casualty Corp.	6,000	710,400
Investors Title Co.	200	39,980
James River Group Holdings Ltd.	14,500	514,315
Kemper Corp.	20,700	1,179,900
Kingstone Cos., Inc.	1,400	23,520
Kinsale Capital Group, Inc.	7,000	359,310
Maiden Holdings Ltd.	32,730	212,745
MBIA, Inc.(x)*	41,300	382,438
National General Holdings Corp.	34,700	843,557

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
National Western Life Group, Inc., Class A	1,030	$314,026
Navigators Group, Inc. (The)	10,000	576,500
NI Holdings, Inc.*	1,100	18,370
Primerica, Inc.	23,000	2,221,799
RLI Corp.	17,800	1,128,342
Safety Insurance Group, Inc.	8,350	641,698
Selective Insurance Group, Inc.	30,340	1,841,638
State Auto Financial Corp.	7,100	202,847
Stewart Information Services Corp.	12,600	553,644
Third Point Reinsurance Ltd.*	36,100	503,595
Trupanion, Inc.(x)*	10,700	319,823
United Fire Group, Inc.	15,100	722,686
United Insurance Holdings Corp.	1,400	26,796
Universal Insurance Holdings, Inc.	19,000	606,100
WMIH Corp.*	23,700	33,654

		25,884,409

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AG Mortgage Investment Trust, Inc. (REIT)	13,500	234,495
Anworth Mortgage Asset Corp. (REIT)	49,400	237,120
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	44,748	804,569
Ares Commercial Real Estate Corp. (REIT)	2,100	25,935
ARMOUR Residential REIT, Inc. (REIT)(x)	20,916	486,924
Capstead Mortgage Corp. (REIT)	50,010	432,587
Cherry Hill Mortgage Investment Corp. (REIT)	1,500	26,310
CYS Investments, Inc. (REIT)	93,937	631,257
Dynex Capital, Inc. (REIT)	4,300	28,509
Ellington Residential Mortgage REIT (REIT)(x)	2,900	31,784
Granite Point Mortgage Trust, Inc. (REIT)	20,400	337,416
Great Ajax Corp. (REIT)	2,300	31,165
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	24,000	468,000
Invesco Mortgage Capital, Inc. (REIT)	58,655	960,768
KKR Real Estate Finance Trust, Inc. (REIT)(x)	2,400	48,144
Ladder Capital Corp. (REIT)	34,308	517,365
MTGE Investment Corp. (REIT)	26,845	480,526
New York Mortgage Trust, Inc. (REIT)(x)	82,300	488,039
Orchid Island Capital, Inc. (REIT)(x)	14,900	109,813
Owens Realty Mortgage, Inc. (REIT)(x)	1,800	26,244
PennyMac Mortgage Investment Trust (REIT)	46,763	843,137
Redwood Trust, Inc. (REIT)	40,000	618,800
Resource Capital Corp. (REIT)	9,287	88,319
Sutherland Asset Management Corp. (REIT)	1,800	27,270
TPG RE Finance Trust, Inc. (REIT)	3,300	65,637
Western Asset Mortgage Capital Corp. (REIT)	8,700	84,303

		8,134,436

Thrifts & Mortgage Finance (1.1%)
BankFinancial Corp.	13,400	227,532
Bear State Financial, Inc.	2,500	25,625
Beneficial Bancorp, Inc.	45,376	705,597
BofI Holding, Inc.(x)*	34,800	1,410,444
Capitol Federal Financial, Inc.	77,100	952,185
Charter Financial Corp.	17,176	350,219
Clifton Bancorp, Inc.	1,600	25,040
Dime Community Bancshares, Inc.	24,400	448,960
Entegra Financial Corp.*	1,000	29,000
ESSA Bancorp, Inc.	1,700	24,939
Essent Group Ltd.*	39,000	1,659,840
Federal Agricultural Mortgage Corp., Class C	4,300	374,186
First Defiance Financial Corp.	600	34,392
Flagstar Bancorp, Inc.*	9,900	350,460
Hingham Institution for Savings	200	41,200
Home Bancorp, Inc.	700	30,219
HomeStreet, Inc.*	12,700	363,855
Impac Mortgage Holdings, Inc.(x)*	3,200	25,280
Kearny Financial Corp.	51,279	666,627
LendingTree, Inc.(x)*	3,300	1,082,895
Malvern Bancorp, Inc.*	1,100	28,600
Merchants Bancorp	1,300	27,950
Meridian Bancorp, Inc.	30,100	606,515
Meta Financial Group, Inc.	4,300	469,560
MGIC Investment Corp.*	175,451	2,280,863
Nationstar Mortgage Holdings, Inc.*	15,800	283,768
NMI Holdings, Inc., Class A*	24,100	398,855
Northfield Bancorp, Inc.	24,658	384,911
Northwest Bancshares, Inc.	51,790	857,642
OceanFirst Financial Corp.	24,343	651,175
Ocwen Financial Corp.(x)*	18,100	74,572
Oritani Financial Corp.	23,094	354,493
PCSB Financial Corp.*	2,000	41,960
PennyMac Financial Services, Inc., Class A*	1,900	43,035
PHH Corp.*	33,800	353,548
Provident Financial Holdings, Inc.	1,400	25,326
Provident Financial Services, Inc.	31,600	808,644
Prudential Bancorp, Inc.	1,500	27,210
Radian Group, Inc.	110,666	2,107,081
Riverview Bancorp, Inc.	2,800	26,152
Southern Missouri Bancorp, Inc.	1,200	43,920
Territorial Bancorp, Inc.	4,300	127,538
Timberland Bancorp, Inc.	1,000	30,400
TrustCo Bank Corp.	66,200	559,390
United Community Financial Corp.	3,000	29,580
United Financial Bancorp, Inc.	26,345	426,789
Walker & Dunlop, Inc.	14,500	861,590
Washington Federal, Inc.	42,000	1,453,200
Waterstone Financial, Inc.	1,500	25,950
Western New England Bancorp, Inc.	2,900	30,885
WSFS Financial Corp.	16,400	785,560

		23,055,157

Total Financials		261,865,024

Health Care (16.1%)
Biotechnology (7.9%)
Abeona Therapeutics, Inc.(x)*	29,200	419,020
Acceleron Pharma, Inc.*	14,300	559,130
Achaogen, Inc.(x)*	26,300	340,585
Achillion Pharmaceuticals, Inc.*	58,800	218,148
Acorda Therapeutics, Inc.*	28,100	664,565
Adamas Pharmaceuticals, Inc.(x)*	12,000	286,800
Aduro Biotech, Inc.(x)*	21,100	196,230
Advaxis, Inc.(x)*	22,300	37,687
Agenus, Inc.(x)*	58,800	276,948
Aimmune Therapeutics, Inc.(x)*	172,620	5,494,495
Akebia Therapeutics, Inc.*	17,900	170,587
Alder Biopharmaceuticals, Inc.(x)*	30,100	382,270
AMAG Pharmaceuticals, Inc.*	18,853	379,888
Amicus Therapeutics, Inc.(x)*	78,500	1,180,640

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
AnaptysBio, Inc.*	8,300	$863,864
Anavex Life Sciences Corp.*	500	1,380
Apellis Pharmaceuticals, Inc.(x)*	1,700	37,587
Ardelyx, Inc.*	6,300	31,815
Arena Pharmaceuticals, Inc.*	18,640	736,280
Array BioPharma, Inc.*	92,500	1,509,600
Ascendis Pharma A/S (ADR)(x)*	83,120	5,436,048
Asterias Biotherapeutics, Inc.(x)*	600	870
Atara Biotherapeutics, Inc.*	9,900	386,100
Athenex, Inc.(x)*	7,100	120,771
Athersys, Inc.(x)*	700	1,281
Audentes Therapeutics, Inc.*	8,500	255,425
Avexis, Inc.*	65,140	8,050,001
Axovant Sciences Ltd.(x)*	10,800	14,364
BeiGene Ltd. (ADR)*	32,643	5,484,024
Bellicum Pharmaceuticals, Inc.(x)*	11,500	75,440
BioCryst Pharmaceuticals, Inc.(x)*	49,400	235,638
Biohaven Pharmaceutical Holding Co. Ltd.*	187,585	4,832,190
BioSpecifics Technologies Corp.*	100	4,434
BioTime, Inc.(x)*	43,200	116,208
Bluebird Bio, Inc.*	59,030	10,079,373
Blueprint Medicines Corp.*	103,057	9,450,327
Calithera Biosciences, Inc.*	8,900	56,070
Calyxt, Inc.(x)*	2,700	35,424
Cara Therapeutics, Inc.(x)*	24,600	304,548
Catalyst Pharmaceuticals, Inc.*	7,300	17,447
Celldex Therapeutics, Inc.*	77,800	181,274
ChemoCentryx, Inc.*	15,700	213,520
Chimerix, Inc.*	28,600	148,720
Clovis Oncology, Inc.*	129,140	6,818,592
Coherus Biosciences, Inc.(x)*	11,100	122,655
Conatus Pharmaceuticals, Inc.*	2,800	16,436
Concert Pharmaceuticals, Inc.*	5,400	123,660
Corbus Pharmaceuticals Holdings, Inc.(x)*	18,100	110,410
Corvus Pharmaceuticals, Inc.*	500	5,765
Cytokinetics, Inc.*	19,500	140,400
CytomX Therapeutics, Inc.*	10,800	307,260
Deciphera Pharmaceuticals, Inc.(x)*	2,000	40,080
Dynavax Technologies Corp.(x)*	28,960	574,856
Eagle Pharmaceuticals, Inc.(x)*	3,300	173,877
Edge Therapeutics, Inc.(x)*	2,500	2,950
Editas Medicine, Inc.(x)*	16,300	540,345
Emergent BioSolutions, Inc.*	18,700	984,555
Enanta Pharmaceuticals, Inc.*	6,100	493,551
Epizyme, Inc.*	22,700	402,925
Esperion Therapeutics, Inc.*	10,000	723,300
Exact Sciences Corp.*	346,155	13,960,431
Fate Therapeutics, Inc.(x)*	6,600	64,416
FibroGen, Inc.*	31,700	1,464,540
Five Prime Therapeutics, Inc.*	17,600	302,368
Flexion Therapeutics, Inc.(x)*	13,000	291,330
Fortress Biotech, Inc.*	1,600	7,280
Foundation Medicine, Inc.*	8,700	685,125
G1 Therapeutics, Inc.*	1,300	48,165
Genomic Health, Inc.*	14,000	438,060
Geron Corp.(x)*	116,300	494,275
Global Blood Therapeutics, Inc.*	17,900	864,570
Halozyme Therapeutics, Inc.*	59,200	1,159,728
Heron Therapeutics, Inc.(x)*	20,500	565,800
Idera Pharmaceuticals, Inc.*	26,300	48,392
ImmunoGen, Inc.(x)*	46,400	488,128
Immunomedics, Inc.(x)*	49,000	715,890
Inovio Pharmaceuticals, Inc.(x)*	46,200	217,602
Insmed, Inc.*	35,400	797,208
Insys Therapeutics, Inc.(x)*	21,500	129,860
Intellia Therapeutics, Inc.(x)*	7,900	166,611
Invitae Corp.(x)*	10,800	50,652
Iovance Biotherapeutics, Inc.*	28,400	479,960
Ironwood Pharmaceuticals, Inc.*	72,800	1,123,304
Jounce Therapeutics, Inc.(x)*	4,300	96,105
Karyopharm Therapeutics, Inc.*	9,000	120,780
Keryx Biopharmaceuticals, Inc.(x)*	40,100	164,009
Kindred Biosciences, Inc.*	800	6,920
Kura Oncology, Inc.(x)*	4,600	86,250
La Jolla Pharmaceutical Co.(x)*	6,300	187,614
Lexicon Pharmaceuticals, Inc.(x)*	24,742	212,039
Ligand Pharmaceuticals, Inc.*	9,450	1,560,762
Loxo Oncology, Inc.(x)*	72,695	8,386,822
MacroGenics, Inc.*	17,300	435,268
Madrigal Pharmaceuticals, Inc.(x)*	35,610	4,158,892
Matinas BioPharma Holdings, Inc.(x)*	6,000	4,589
MediciNova, Inc.(x)*	4,600	47,012
Merrimack Pharmaceuticals, Inc.	6,609	53,202
Mersana Therapeutics, Inc.(x)*	1,700	26,809
MiMedx Group, Inc.(x)*	60,900	424,473
Minerva Neurosciences, Inc.*	18,200	113,750
Momenta Pharmaceuticals, Inc.*	33,100	600,765
Myriad Genetics, Inc.*	38,100	1,125,855
NantKwest, Inc.(x)*	18,700	72,743
Natera, Inc.*	11,800	109,386
Neurocrine Biosciences, Inc.*	151,110	12,531,552
NewLink Genetics Corp.(x)*	27,800	201,550
Novavax, Inc.(x)*	144,600	303,660
Nymox Pharmaceutical Corp.*	400	1,692
Organovo Holdings, Inc.(x)*	4,200	4,326
Otonomy, Inc.*	13,500	56,700
Ovid therapeutics, Inc.(x)*	100	707
PDL BioPharma, Inc.*	78,300	230,202
Pieris Pharmaceuticals, Inc.*	17,500	119,350
Portola Pharmaceuticals, Inc.*	26,200	855,692
Progenics Pharmaceuticals, Inc.(x)*	42,600	317,796
Protagonist Therapeutics, Inc.*	4,600	39,514
Prothena Corp. plc(x)*	131,520	4,828,099
PTC Therapeutics, Inc.*	24,700	668,382
Puma Biotechnology, Inc.*	12,900	877,845
Radius Health, Inc.(x)*	16,000	575,040
Recro Pharma, Inc.*	200	2,202
REGENXBIO, Inc.*	13,200	394,020
Repligen Corp.*	20,900	756,162
Retrophin, Inc.*	16,000	357,760
Rhythm Pharmaceuticals, Inc.(x)*	1,000	19,900
Rigel Pharmaceuticals, Inc.*	61,500	217,710
Sage Therapeutics, Inc.*	68,019	10,955,820
Sangamo Therapeutics, Inc.*	32,000	608,000
Sarepta Therapeutics, Inc.(x)*	28,500	2,111,565
Seres Therapeutics, Inc.(x)*	14,000	102,760
Spark Therapeutics, Inc.(x)*	11,252	749,271
Spectrum Pharmaceuticals, Inc.*	40,200	646,818
Stemline Therapeutics, Inc.(x)*	7,300	111,690
Strongbridge Biopharma plc(x)*	4,200	37,170
Syndax Pharmaceuticals, Inc.*	3,600	51,228
Synergy Pharmaceuticals, Inc.(x)*	171,700	314,211
Syros Pharmaceuticals, Inc.(x)*	3,600	46,728
TESARO, Inc.(x)*	50,451	2,882,770
TG Therapeutics, Inc.(x)*	25,500	362,100
Trevena, Inc.*	3,700	6,068
Ultragenyx Pharmaceutical, Inc.*	115,332	5,880,779
Vanda Pharmaceuticals, Inc.*	21,603	364,011
Versartis, Inc.*	3,700	6,105
Voyager Therapeutics, Inc.(x)*	3,100	58,249
XBiotech, Inc.(x)*	13,400	71,690

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Xencor, Inc.*	15,600	$467,688
ZIOPHARM Oncology, Inc.(x)*	56,765	222,519

		162,843,474

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.	10,100	713,262
Accuray, Inc.(x)*	48,467	242,335
Analogic Corp.	8,700	834,330
AngioDynamics, Inc.*	27,300	470,925
Anika Therapeutics, Inc.*	8,000	397,760
Antares Pharma, Inc.(x)*	15,700	34,540
AtriCure, Inc.*	20,900	428,868
Atrion Corp.	700	441,910
AxoGen, Inc.*	12,900	470,850
Cantel Medical Corp.	18,275	2,036,018
Cardiovascular Systems, Inc.*	15,100	331,143
Cerus Corp.*	48,200	264,136
ConforMIS, Inc.*	1,500	2,175
CONMED Corp.	12,800	810,624
Corindus Vascular Robotics, Inc.(x)*	2,000	2,740
CryoLife, Inc.*	16,300	326,815
Cutera, Inc.*	6,200	311,550
Endologix, Inc.(x)*	30,400	128,592
FONAR Corp.*	100	2,980
GenMark Diagnostics, Inc.*	19,600	106,624
Glaukos Corp.(x)*	13,900	428,537
Globus Medical, Inc., Class A*	32,700	1,629,114
Haemonetics Corp.*	28,300	2,070,428
Halyard Health, Inc.*	25,500	1,175,040
Heska Corp.*	3,300	260,931
ICU Medical, Inc.*	7,600	1,918,240
Inogen, Inc.*	8,600	1,056,424
Insulet Corp.*	30,100	2,609,068
Integer Holdings Corp.*	15,100	853,905
Integra LifeSciences Holdings Corp.*	29,900	1,654,666
Invacare Corp.	14,300	248,820
iRhythm Technologies, Inc.*	5,000	314,750
K2M Group Holdings, Inc.*	19,700	373,315
Lantheus Holdings, Inc.*	14,500	230,550
LeMaitre Vascular, Inc.	2,600	94,198
LivaNova plc*	23,600	2,088,600
Masimo Corp.*	21,750	1,912,913
Meridian Bioscience, Inc.	26,900	381,980
Merit Medical Systems, Inc.*	21,075	955,751
Natus Medical, Inc.*	16,700	561,955
Neogen Corp.*	27,133	1,817,640
Nevro Corp.*	163,069	14,133,190
Novocure Ltd.*	28,100	612,580
NuVasive, Inc.*	26,800	1,399,228
NxStage Medical, Inc.*	31,200	775,632
Obalon Therapeutics, Inc.*	100	343
OraSure Technologies, Inc.*	39,600	668,844
Orthofix International NV*	12,500	734,750
Oxford Immunotec Global plc(x)*	2,200	27,390
Penumbra, Inc.*	130,871	15,135,230
Pulse Biosciences, Inc.(x)*	3,200	43,296
Quidel Corp.*	17,900	927,399
Quotient Ltd.(x)*	400	1,884
Rockwell Medical, Inc.(x)*	26,800	139,628
RTI Surgical, Inc.*	28,200	129,720
Sientra, Inc.(x)*	800	7,728
STAAR Surgical Co.*	31,100	460,280
Surmodics, Inc.*	17,900	681,095
Tactile Systems Technology, Inc.(x)*	4,400	139,920
Utah Medical Products, Inc.	300	29,655
Varex Imaging Corp.*	18,300	654,774
ViewRay, Inc.(x)*	9,900	63,657
Viveve Medical, Inc.(x)*	600	2,196
Wright Medical Group NV*	50,345	998,845

		68,762,266

Health Care Providers & Services (1.0%)
AAC Holdings, Inc.(x)*	6,300	72,324
Aceto Corp.	17,900	136,040
Addus HomeCare Corp.*	700	34,055
Almost Family, Inc.*	6,200	347,200
Amedisys, Inc.*	14,700	886,998
American Renal Associates Holdings, Inc.(x)*	5,600	105,560
AMN Healthcare Services, Inc.*	24,800	1,407,400
BioScrip, Inc.(x)*	51,400	126,444
BioTelemetry, Inc.*	14,100	437,805
Capital Senior Living Corp.*	17,800	191,350
Chemed Corp.	7,600	2,073,736
Civitas Solutions, Inc.*	4,900	75,460
Community Health Systems, Inc.(x)*	38,600	152,856
CorVel Corp.*	8,600	434,730
Cross Country Healthcare, Inc.*	15,900	176,649
Diplomat Pharmacy, Inc.*	23,900	481,585
Encompass Health Corp.	47,300	2,704,140
Ensign Group, Inc. (The)	23,400	615,420
Genesis Healthcare, Inc.(x)*	20,990	31,695
HealthEquity, Inc.*	24,200	1,465,068
Kindred Healthcare, Inc.*	45,681	417,981
LHC Group, Inc.*	9,300	572,508
Magellan Health, Inc.*	11,900	1,274,490
Molina Healthcare, Inc.(x)*	22,550	1,830,609
National HealthCare Corp.	6,100	363,743
National Research Corp., Class A	1,400	40,950
Owens & Minor, Inc.	32,950	512,373
PetIQ, Inc.(x)*	2,100	55,860
Providence Service Corp. (The)*	4,900	338,786
R1 RCM, Inc.*	8,900	63,546
RadNet, Inc.*	2,500	36,000
Select Medical Holdings Corp.*	50,019	862,828
Surgery Partners, Inc.(x)*	11,100	190,365
Tenet Healthcare Corp.*	39,500	957,875
Tivity Health, Inc.*	15,500	614,575
Triple-S Management Corp., Class B*	9,300	243,102
US Physical Therapy, Inc.	6,200	504,060

		20,836,166

Health Care Technology (1.3%)
Allscripts Healthcare Solutions, Inc.*	88,300	1,090,505
Castlight Health, Inc., Class B*	23,900	87,235
Computer Programs & Systems, Inc.	6,500	189,800
Cotiviti Holdings, Inc.*	17,600	606,144
Evolent Health, Inc., Class A(x)*	18,700	266,475
HealthStream, Inc.	9,900	245,817
HMS Holdings Corp.*	52,400	882,416
Inovalon Holdings, Inc., Class A(x)*	30,500	323,300
Medidata Solutions, Inc.*	26,800	1,683,308
NantHealth, Inc.(x)*	8,700	26,535
Omnicell, Inc.*	17,700	768,180
Quality Systems, Inc.*	27,800	379,470
Tabula Rasa HealthCare, Inc.*	2,400	93,120
Teladoc, Inc.(x)*	520,846	20,990,094
Vocera Communications, Inc.*	12,100	283,382

		27,915,781

Life Sciences Tools & Services (1.0%)
Accelerate Diagnostics, Inc.(x)*	12,100	276,485
Cambrex Corp.*	17,900	936,170
Codexis, Inc.*	2,900	31,900
Enzo Biochem, Inc.*	5,500	30,140
Fluidigm Corp.*	20,300	118,552
ICON plc*	124,356	14,691,417

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Luminex Corp.	28,500	$600,495
Medpace Holdings, Inc.*	4,600	160,586
NanoString Technologies, Inc.*	1,100	8,261
NeoGenomics, Inc.(x)*	31,400	256,224
Pacific Biosciences of California, Inc.(x)*	49,100	100,655
PRA Health Sciences, Inc.*	23,785	1,973,204
Syneos Health, Inc.*	26,500	940,750

		20,124,839

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.(x)*	8,200	143,664
Aerie Pharmaceuticals, Inc.(x)*	17,700	960,225
Akcea Therapeutics, Inc.(x)*	8,700	222,807
Amphastar Pharmaceuticals, Inc.*	18,600	348,750
ANI Pharmaceuticals, Inc.*	4,100	238,702
Aratana Therapeutics, Inc.(x)*	20,500	90,405
Assembly Biosciences, Inc.*	7,500	368,550
Catalent, Inc.*	61,145	2,510,614
Clearside Biomedical, Inc.(x)*	200	2,146
Collegium Pharmaceutical, Inc.*	12,200	311,710
Corcept Therapeutics, Inc.(x)*	36,600	602,070
Corium International, Inc.(x)*	2,600	29,822
Depomed, Inc.*	30,200	199,018
Dermira, Inc.*	16,800	134,232
Dova Pharmaceuticals, Inc.(x)*	800	21,696
GW Pharmaceuticals plc (ADR)(x)*	35,215	3,967,674
Horizon Pharma plc*	84,200	1,195,640
Impax Laboratories, Inc.*	39,100	760,495
Innoviva, Inc.*	52,300	871,841
Intersect ENT, Inc.*	11,600	455,880
Intra-Cellular Therapies, Inc.*	12,900	271,545
Kala Pharmaceuticals, Inc.(x)*	3,900	61,737
Lannett Co., Inc.(x)*	13,100	210,255
Medicines Co. (The)(x)*	36,100	1,189,134
Melinta Therapeutics, Inc.(x)*	8,040	59,496
MyoKardia, Inc.*	8,300	405,040
Nektar Therapeutics*	69,700	7,406,321
Neos Therapeutics, Inc.(x)*	7,700	63,910
Ocular Therapeutix, Inc.(x)*	13,500	87,885
Omeros Corp.(x)*	25,900	289,303
Optinose, Inc.(x)*	1,500	30,030
Pacira Pharmaceuticals, Inc.*	21,300	663,495
Paratek Pharmaceuticals, Inc.*	18,500	240,500
Phibro Animal Health Corp., Class A	7,400	293,780
Prestige Brands Holdings, Inc.*	28,700	967,764
Reata Pharmaceuticals, Inc., Class A(x)*	6,600	135,366
Revance Therapeutics, Inc.*	148,662	4,578,790
Sienna Biopharmaceuticals, Inc.*	1,800	33,804
Supernus Pharmaceuticals, Inc.*	24,500	1,122,100
Tetraphase Pharmaceuticals, Inc.*	20,200	62,014
TherapeuticsMD, Inc.(x)*	78,300	381,321
Theravance Biopharma, Inc.(x)*	26,200	635,350
WaVe Life Sciences Ltd.*	2,600	104,260
Zogenix, Inc.*	15,000	600,750
Zynerba Pharmaceuticals, Inc.(x)*	3,500	30,415

		33,360,306

Total Health Care		333,842,832

Industrials (20.5%)
Aerospace & Defense (1.2%)
AAR Corp.	17,100	754,281
Aerojet Rocketdyne Holdings, Inc.*	35,500	992,935
Aerovironment, Inc.*	10,000	455,100
Astronics Corp.*	8,500	317,050
Axon Enterprise, Inc.(x)*	30,700	1,206,817
Cubic Corp.	12,600	801,360
Curtiss-Wright Corp.	21,700	2,931,019
Ducommun, Inc.*	900	27,342
Engility Holdings, Inc.*	1,600	39,040
Esterline Technologies Corp.*	12,700	929,005
Hexcel Corp.	184,605	11,923,637
KeyW Holding Corp. (The)(x)*	6,200	48,732
KLX, Inc.*	24,000	1,705,440
Kratos Defense & Security Solutions, Inc.(x)*	34,800	358,092
Mercury Systems, Inc.*	22,800	1,101,696
Moog, Inc., Class A*	15,100	1,244,391
National Presto Industries, Inc.(x)	800	75,000
Sparton Corp.*	1,100	19,151
Triumph Group, Inc.	25,700	647,640
Vectrus, Inc.*	900	33,516

		25,611,244

Air Freight & Logistics (1.4%)
Air Transport Services Group, Inc.*	27,700	645,964
Atlas Air Worldwide Holdings, Inc.*	12,900	779,805
Echo Global Logistics, Inc.*	12,800	353,280
Expeditors International of Washington, Inc.	150,717	9,540,386
Forward Air Corp.	16,700	882,762
Hub Group, Inc., Class A*	20,800	870,480
Park-Ohio Holdings Corp.	700	27,195
Radiant Logistics, Inc.*	6,800	26,316
XPO Logistics, Inc.*	157,820	16,067,654

		29,193,842

Airlines (0.2%)
Allegiant Travel Co.	6,490	1,119,850
Hawaiian Holdings, Inc.	25,400	982,980
SkyWest, Inc.	23,800	1,294,720

		3,397,550

Building Products (2.2%)
AAON, Inc.	20,562	801,918
Advanced Drainage Systems, Inc.	18,400	476,560
American Woodmark Corp.*	7,200	708,840
AO Smith Corp.	269,530	17,139,412
Apogee Enterprises, Inc.	15,900	689,265
Armstrong Flooring, Inc.*	1,800	24,426
Builders FirstSource, Inc.*	51,300	1,017,792
Caesarstone Ltd.(x)	4,200	82,530
Continental Building Products, Inc.*	16,400	468,220
CSW Industrials, Inc.*	6,900	310,845
Gibraltar Industries, Inc.*	17,700	599,145
Griffon Corp.	15,500	282,875
Insteel Industries, Inc.	1,700	46,971
JELD-WEN Holding, Inc.*	31,717	971,175
Lennox International, Inc.	77,950	15,930,642
Masonite International Corp.*	14,400	883,440
NCI Building Systems, Inc.*	19,400	343,380
Patrick Industries, Inc.*	9,900	612,315
PGT Innovations, Inc.*	22,700	423,355
Ply Gem Holdings, Inc.*	9,100	196,560
Quanex Building Products Corp.	25,200	438,480
Simpson Manufacturing Co., Inc.	21,200	1,220,908
Trex Co., Inc.*	13,800	1,501,026
Universal Forest Products, Inc.	32,100	1,041,645

		46,211,725

Commercial Services & Supplies (2.0%)
ABM Industries, Inc.	28,400	950,832
ACCO Brands Corp.	54,500	683,975
Advanced Disposal Services, Inc.*	20,800	463,424
Aqua Metals, Inc.(x)*	13,600	35,224
ARC Document Solutions, Inc.*	11,600	25,520
Brady Corp., Class A	26,400	980,760
Brink’s Co. (The)	22,000	1,569,700

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Casella Waste Systems, Inc., Class A*	19,000	$444,220
CECO Environmental Corp.	6,000	26,700
Copart, Inc.*	358,250	18,245,673
Covanta Holding Corp.	57,000	826,500
Deluxe Corp.	24,800	1,835,448
Ennis, Inc.	2,200	43,340
Essendant, Inc.	6,790	52,962
Healthcare Services Group, Inc.	34,500	1,500,060
Heritage-Crystal Clean, Inc.*	1,300	30,615
Herman Miller, Inc.	31,000	990,450
HNI Corp.	22,100	797,589
Hudson Technologies, Inc.(x)*	4,300	21,242
InnerWorkings, Inc.*	2,900	26,245
Interface, Inc.	37,800	952,560
Kimball International, Inc., Class B	19,100	325,464
Knoll, Inc.	29,700	599,643
LSC Communications, Inc.	4,100	71,545
Matthews International Corp., Class A	17,344	877,606
McGrath RentCorp	15,500	832,195
Mobile Mini, Inc.	24,600	1,070,100
MSA Safety, Inc.	14,700	1,223,628
Multi-Color Corp.	7,100	468,955
NL Industries, Inc.*	2,800	21,980
Quad/Graphics, Inc.	14,900	377,715
RR Donnelley & Sons Co.	28,300	247,059
SP Plus Corp.*	8,400	299,040
Steelcase, Inc., Class A	44,100	599,760
Team, Inc.(x)*	5,400	74,250
Tetra Tech, Inc.	26,000	1,272,700
UniFirst Corp.	7,300	1,180,045
US Ecology, Inc.	13,800	735,540
Viad Corp.	11,100	582,195
VSE Corp.	600	31,032

		41,393,491

Construction & Engineering (1.3%)
Aegion Corp.*	25,200	577,332
Ameresco, Inc., Class A*	3,000	39,000
Argan, Inc.	6,800	292,060
Chicago Bridge & Iron Co. NV*	49,000	705,600
Comfort Systems USA, Inc.	20,900	862,125
Dycom Industries, Inc.*	157,090	16,907,597
EMCOR Group, Inc.	29,700	2,314,521
Granite Construction, Inc.	20,800	1,161,888
Great Lakes Dredge & Dock Corp.*	5,500	25,300
HC2 Holdings, Inc.*	4,900	25,774
IES Holdings, Inc.*	1,600	24,240
KBR, Inc.	70,000	1,133,300
Layne Christensen Co.*	3,300	49,236
MasTec, Inc.*	32,300	1,519,715
MYR Group, Inc.*	1,100	33,902
Northwest Pipe Co.*	1,400	24,220
NV5 Global, Inc.*	900	50,175
Orion Group Holdings, Inc.*	3,800	25,042
Primoris Services Corp.	22,900	572,042
Sterling Construction Co., Inc.*	2,900	33,234
Tutor Perini Corp.*	19,700	434,385

		26,810,688

Electrical Equipment (1.0%)
Allied Motion Technologies, Inc.	900	35,775
AMETEK, Inc.	180,705	13,728,159
Atkore International Group, Inc.*	14,800	293,780
AZZ, Inc.	13,300	581,210
Babcock & Wilcox Enterprises, Inc.(x)*	13,600	59,432
Encore Wire Corp.	12,200	691,740
Energous Corp.(x)*	19,600	314,188
EnerSys	21,400	1,484,518
Generac Holdings, Inc.*	29,300	1,345,163
General Cable Corp.	22,000	651,200
LSI Industries, Inc.	3,000	24,330
Plug Power, Inc.(x)*	37,100	70,119
Powell Industries, Inc.	900	24,156
Preformed Line Products Co.	400	26,036
Revolution Lighting Technologies, Inc.(x)*	6,600	22,638
Sunrun, Inc.(x)*	15,700	140,201
Thermon Group Holdings, Inc.*	13,800	309,258
TPI Composites, Inc.*	1,600	35,920
Vicor Corp.*	6,000	171,300
Vivint Solar, Inc.(x)*	8,200	29,930

		20,039,053

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	93,342	9,745,838
Raven Industries, Inc.	17,600	616,880

		10,362,718

Machinery (6.0%)
Actuant Corp., Class A	31,200	725,400
Alamo Group, Inc.	5,100	560,490
Albany International Corp., Class A	16,700	1,047,090
Altra Industrial Motion Corp.	16,800	771,960
American Railcar Industries, Inc.(x)	800	29,928
Astec Industries, Inc.	11,400	629,052
Barnes Group, Inc.	24,610	1,473,893
Blue Bird Corp.*	1,300	30,810
Briggs & Stratton Corp.	23,300	498,853
Chart Industries, Inc.*	16,200	956,286
CIRCOR International, Inc.	10,900	464,994
Columbus McKinnon Corp.	9,300	333,312
Commercial Vehicle Group, Inc.*	3,900	30,225
DMC Global, Inc.	1,200	32,100
Douglas Dynamics, Inc.	9,400	407,490
Eastern Co. (The)	1,000	28,500
Energy Recovery, Inc.(x)*	3,800	31,236
EnPro Industries, Inc.	9,700	750,586
ESCO Technologies, Inc.	13,600	796,280
Evoqua Water Technologies Corp.*	15,227	324,183
ExOne Co. (The)(x)*	3,100	22,568
Federal Signal Corp.	27,900	614,358
Franklin Electric Co., Inc.	25,200	1,026,900
FreightCar America, Inc.	1,700	22,780
Gardner Denver Holdings, Inc.*	464,554	14,252,517
Gates Industrial Corp. plc*	410,220	7,182,952
Gencor Industries, Inc.*	1,600	25,760
Global Brass & Copper Holdings, Inc.	11,200	374,640
Gorman-Rupp Co. (The)	3,843	112,408
Graham Corp.	1,300	27,846
Greenbrier Cos., Inc. (The)(x)	17,400	874,350
Hardinge, Inc.	1,400	25,648
Harsco Corp.*	41,400	854,910
Hillenbrand, Inc.	35,200	1,615,680
Hurco Cos., Inc.	600	27,540
Hyster-Yale Materials Handling, Inc.	6,400	447,552
IDEX Corp.	129,515	18,457,182
John Bean Technologies Corp.	15,100	1,712,340
Kadant, Inc.	5,700	538,650
Kennametal, Inc.	363,135	14,583,502
LB Foster Co., Class A*	1,000	23,550
Lincoln Electric Holdings, Inc.	171,085	15,389,096
Lindsay Corp.	5,100	466,344
Lydall, Inc.*	8,700	419,775
Manitowoc Co., Inc. (The)*	16,600	472,436
Meritor, Inc.*	42,500	873,800

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Milacron Holdings Corp.*	21,800	$439,052
Miller Industries, Inc.	2,800	70,000
Mueller Industries, Inc.	31,800	831,888
Mueller Water Products, Inc., Class A	75,800	823,946
Navistar International Corp.*	26,600	930,202
NN, Inc.	12,800	307,200
Nordson Corp.	128,870	17,570,135
Omega Flex, Inc.	500	32,550
Proto Labs, Inc.*	12,300	1,445,865
RBC Bearings, Inc.*	10,700	1,328,940
REV Group, Inc.	15,400	319,704
Rexnord Corp.*	50,600	1,501,808
Spartan Motors, Inc.	2,900	49,880
SPX Corp.*	21,700	704,816
SPX FLOW, Inc.*	18,400	905,096
Standex International Corp.	6,600	629,310
Sun Hydraulics Corp.	12,000	642,720
Tennant Co.	9,200	622,840
Titan International, Inc.	26,000	327,860
TriMas Corp.*	21,100	553,875
Twin Disc, Inc.*	1,000	21,740
Wabash National Corp.	37,700	784,537
Watts Water Technologies, Inc., Class A	13,492	1,048,328
Woodward, Inc.	27,600	1,977,816

		124,237,860

Marine (0.0%)
Costamare, Inc.	7,800	48,672
Eagle Bulk Shipping, Inc.*	5,400	26,730
Genco Shipping & Trading Ltd.(x)*	2,000	28,440
Matson, Inc.	23,300	667,312
Navios Maritime Holdings, Inc.*	19,100	17,150
Safe Bulkers, Inc.*	7,300	23,141
Scorpio Bulkers, Inc.	6,800	47,940

		859,385

Professional Services (0.6%)
Acacia Research Corp.*	7,100	24,850
Barrett Business Services, Inc.	400	33,152
BG Staffing, Inc.	1,600	30,384
CBIZ, Inc.*	25,100	458,075
CRA International, Inc.	600	31,374
Exponent, Inc.	13,900	1,093,235
Forrester Research, Inc.	2,000	82,900
Franklin Covey Co.*	1,000	26,900
FTI Consulting, Inc.*	22,800	1,103,748
GP Strategies Corp.*	1,100	24,915
Heidrick & Struggles International, Inc.	1,000	31,250
Hill International, Inc.*	4,600	26,220
Huron Consulting Group, Inc.*	13,569	516,979
ICF International, Inc.	11,700	683,865
Insperity, Inc.	16,800	1,168,440
Kelly Services, Inc., Class A	15,600	453,024
Kforce, Inc.	4,600	124,430
Korn/Ferry International	30,100	1,552,859
Mistras Group, Inc.*	1,300	24,622
Navigant Consulting, Inc.*	23,900	459,836
On Assignment, Inc.*	23,100	1,891,428
Red Violet, Inc.(x)*	1,000	6,100
Resources Connection, Inc.	15,900	257,580
RPX Corp.	24,300	259,767
TriNet Group, Inc.*	22,600	1,046,832
TrueBlue, Inc.*	28,300	732,970
WageWorks, Inc.*	17,792	804,198
Willdan Group, Inc.*	1,200	34,020

		12,983,953

Road & Rail (1.2%)
ArcBest Corp.	11,700	374,985
Avis Budget Group, Inc.(x)*	36,400	1,704,976
Covenant Transportation Group, Inc., Class A*	2,000	59,660
Daseke, Inc.*	2,300	22,517
Heartland Express, Inc.	23,400	420,966
Hertz Global Holdings, Inc.*	32,000	635,200
Knight-Swift Transportation Holdings, Inc.	393,440	18,102,174
Marten Transport Ltd.	13,666	311,585
Roadrunner Transportation Systems, Inc.*	6,300	16,002
Saia, Inc.*	14,700	1,104,705
Schneider National, Inc., Class B	30,500	794,830
Universal Logistics Holdings, Inc.	1,100	23,265
Werner Enterprises, Inc.	22,400	817,600
YRC Worldwide, Inc.*	11,800	104,194

		24,492,659

Trading Companies & Distributors (2.9%)
Aircastle Ltd.	24,900	494,514
Applied Industrial Technologies, Inc.	19,000	1,385,100
Beacon Roofing Supply, Inc.*	31,200	1,655,784
BMC Stock Holdings, Inc.*	28,800	563,040
CAI International, Inc.*	3,200	68,032
DXP Enterprises, Inc.*	2,700	105,165
EnviroStar, Inc.(x)	700	27,475
Foundation Building Materials, Inc.*	1,800	26,838
GATX Corp.	21,400	1,465,686
GMS, Inc.*	11,400	348,384
H&E Equipment Services, Inc.	15,200	585,048
Herc Holdings, Inc.*	11,800	766,410
Huttig Building Products, Inc.(x)*	4,600	24,058
Kaman Corp.	14,300	888,316
MRC Global, Inc.*	56,500	928,860
Nexeo Solutions, Inc.*	2,700	28,890
NOW, Inc.(x)*	55,900	571,298
Rush Enterprises, Inc., Class A*	13,300	565,117
Rush Enterprises, Inc., Class B*	600	24,228
SiteOne Landscape Supply, Inc.*	188,657	14,534,135
Textainer Group Holdings Ltd.*	2,900	49,155
Titan Machinery, Inc.*	1,500	35,340
Triton International Ltd.	20,900	639,540
United Rentals, Inc.*	115,960	20,029,771
Veritiv Corp.*	1,200	47,040
Watsco, Inc.	77,466	14,019,022
Willis Lease Finance Corp.*	1,000	34,280

		59,910,526

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	8,900	91,225

Total Industrials		425,595,919

Information Technology (22.4%)
Communications Equipment (1.9%)
Acacia Communications, Inc.(x)*	9,000	346,140
ADTRAN, Inc.	26,200	407,410
Aerohive Networks, Inc.*	2,300	9,292
Applied Optoelectronics, Inc.(x)*	12,600	315,756
Arista Networks, Inc.*	40,270	10,280,931
CalAmp Corp.*	12,900	295,152
Calix, Inc.*	6,700	45,895
Ciena Corp.*	517,810	13,411,279
Clearfield, Inc.*	600	7,740
Comtech Telecommunications Corp.	2,700	80,703

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Digi International, Inc.*	6,250	$64,375
EMCORE Corp.*	2,900	16,530
Extreme Networks, Inc.*	50,500	559,035
Finisar Corp.(x)*	55,300	874,293
Harmonic, Inc.*	13,000	49,400
Infinera Corp.*	75,000	814,500
InterDigital, Inc.	16,900	1,243,840
KVH Industries, Inc.*	7,900	81,765
Lumentum Holdings, Inc.(x)*	29,600	1,888,480
NETGEAR, Inc.*	17,100	978,120
NetScout Systems, Inc.*	41,200	1,085,620
Oclaro, Inc.(x)*	80,500	769,580
Plantronics, Inc.	19,200	1,159,104
Quantenna Communications, Inc.(x)*	4,600	63,020
Ribbon Communications, Inc.*	9,000	45,900
Ubiquiti Networks, Inc.(x)*	13,600	935,680
ViaSat, Inc.(x)*	26,300	1,728,436
Viavi Solutions, Inc.*	122,500	1,190,700

		38,748,676

Electronic Equipment, Instruments & Components (2.0%)
Akoustis Technologies, Inc.(x)*	1,200	6,996
Anixter International, Inc.*	14,200	1,075,650
AVX Corp.	25,300	418,715
Badger Meter, Inc.	19,000	895,850
Bel Fuse, Inc., Class B	400	7,560
Belden, Inc.	22,200	1,530,468
Benchmark Electronics, Inc.	24,300	725,355
Control4 Corp.*	11,700	251,316
CTS Corp.	21,400	582,080
Daktronics, Inc.	5,500	48,455
Electro Scientific Industries, Inc.*	20,900	403,997
ePlus, Inc.*	6,600	512,820
Fabrinet*	18,800	589,944
FARO Technologies, Inc.*	6,695	390,988
Fitbit, Inc., Class A(x)*	84,900	432,990
II-VI, Inc.*	29,000	1,186,100
Insight Enterprises, Inc.*	21,300	744,009
Iteris, Inc.*	2,000	9,920
Itron, Inc.*	16,100	1,151,955
KEMET Corp.*	22,200	402,486
Kimball Electronics, Inc.*	2,500	40,375
Knowles Corp.*	46,700	587,953
Littelfuse, Inc.	11,986	2,495,245
Maxwell Technologies, Inc.(x)*	1,600	9,488
Mesa Laboratories, Inc.(x)	400	59,376
Methode Electronics, Inc.	18,800	735,080
MicroVision, Inc.(x)*	5,600	6,328
MTS Systems Corp.	11,300	583,645
Napco Security Technologies, Inc.*	400	4,680
National Instruments Corp.	285,100	14,417,508
Novanta, Inc.*	17,000	886,550
OSI Systems, Inc.*	10,500	685,335
Park Electrochemical Corp.	5,100	85,884
PC Connection, Inc.	1,900	47,500
PCM, Inc.*	1,100	9,130
Plexus Corp.*	18,395	1,098,733
Radisys Corp.*	2,100	1,346
Rogers Corp.*	8,700	1,039,998
Sanmina Corp.*	40,600	1,061,690
ScanSource, Inc.*	14,000	497,700
SYNNEX Corp.	15,000	1,776,000
Systemax, Inc.	1,900	54,245
Tech Data Corp.*	17,100	1,455,723
TTM Technologies, Inc.*	53,300	814,957
VeriFone Systems, Inc.*	54,100	832,058
Vishay Intertechnology, Inc.	61,200	1,138,320
Vishay Precision Group, Inc.*	6,800	211,820

		42,004,321

Internet Software & Services (6.8%)
2U, Inc.*	184,417	15,496,561
Alarm.com Holdings, Inc.(x)*	8,200	309,468
Alteryx, Inc., Class A(x)*	10,800	368,712
Amber Road, Inc.*	4,000	35,600
Appfolio, Inc., Class A*	1,500	61,275
Apptio, Inc., Class A*	6,700	189,878
Benefitfocus, Inc.(x)*	1,800	43,920
Blucora, Inc.*	20,300	499,380
Box, Inc., Class A*	38,200	785,010
Brightcove, Inc.*	3,600	25,020
Carbonite, Inc.*	10,950	315,360
Care.com, Inc.*	2,600	42,302
Cars.com, Inc.*	35,000	991,550
ChannelAdvisor Corp.*	1,300	11,830
Cimpress NV(x)*	13,100	2,026,570
Cloudera, Inc.*	46,031	993,349
CommerceHub, Inc., Series A*	2,100	47,250
CommerceHub, Inc., Series C*	12,700	285,623
Cornerstone OnDemand, Inc.*	26,300	1,028,593
CoStar Group, Inc.*	51,351	18,623,981
Coupa Software, Inc.*	14,500	661,490
DHI Group, Inc.*	5,300	8,480
Dropbox, Inc., Class A(x)*	156,792	4,899,750
Endurance International Group Holdings, Inc.*	6,500	48,100
Envestnet, Inc.*	21,600	1,237,680
Etsy, Inc.*	54,800	1,537,688
Five9, Inc.*	25,300	753,687
Gogo, Inc.(x)*	19,300	166,559
GrubHub, Inc.(x)*	190,100	19,289,447
GTT Communications, Inc.*	13,800	782,460
Hortonworks, Inc.*	23,300	474,621
Instructure, Inc.*	10,300	434,145
Internap Corp.*	1,200	13,200
j2 Global, Inc.	24,000	1,894,080
Leaf Group Ltd.*	300	2,115
Limelight Networks, Inc.*	13,500	55,485
Liquidity Services, Inc.*	1,500	9,750
LivePerson, Inc.*	22,000	359,700
LogMeIn, Inc.	141,120	16,306,416
Meet Group, Inc. (The)*	11,000	22,990
MINDBODY, Inc., Class A*	17,900	696,310
MuleSoft, Inc., Class A*	11,000	483,780
New Relic, Inc.*	201,601	14,942,666
NIC, Inc.	33,195	441,494
Nutanix, Inc., Class A*	295,667	14,520,206
Okta, Inc.*	11,700	466,245
Ominto, Inc.(x)*	1,200	3,444
Q2 Holdings, Inc.*	13,300	605,815
QuinStreet, Inc.*	8,400	107,268
Quotient Technology, Inc.*	33,500	438,850
Reis, Inc.	200	4,290
SendGrid, Inc.*	1,800	50,652
Shutterstock, Inc.*	9,700	467,055
SPS Commerce, Inc.*	8,700	557,409
Stamps.com, Inc.*	8,700	1,749,135
TechTarget, Inc.*	16,200	322,056
Trade Desk, Inc. (The), Class A(x)*	254,568	12,631,664
TrueCar, Inc.*	28,300	267,718
Tucows, Inc., Class A(x)*	1,400	78,400
Twilio, Inc., Class A*	30,200	1,153,036
Veritone, Inc.(x)*	4,300	59,856
Web.com Group, Inc.*	18,400	333,040
XO Group, Inc.*	2,600	53,950

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Yelp, Inc.*	37,800	$1,578,150
Yext, Inc.*	3,900	49,335

		143,200,899

IT Services (1.7%)
Acxiom Corp.*	42,600	967,446
Blackhawk Network Holdings, Inc.*	28,495	1,273,727
CACI International, Inc., Class A*	13,100	1,982,685
Cardtronics plc, Class A*	23,500	524,285
Cass Information Systems, Inc.	5,611	333,911
Convergys Corp.	46,400	1,049,568
CSG Systems International, Inc.	16,300	738,227
EPAM Systems, Inc.*	23,400	2,679,768
Everi Holdings, Inc.*	7,500	49,275
Evertec, Inc.	41,700	681,795
ExlService Holdings, Inc.*	17,500	975,975
Hackett Group, Inc. (The)	3,600	57,816
Information Services Group, Inc.*	1,000	4,180
ManTech International Corp., Class A	14,700	815,409
MAXIMUS, Inc.	30,520	2,036,905
MoneyGram International, Inc.*	6,100	52,582
Perficient, Inc.*	19,700	451,524
Presidio, Inc.*	2,300	35,972
Science Applications International Corp.	22,100	1,741,480
ServiceSource International, Inc.*	13,300	50,673
StarTek, Inc.*	1,000	9,780
Sykes Enterprises, Inc.*	24,228	701,158
Syntel, Inc.*	16,500	421,245
Travelport Worldwide Ltd.	57,900	946,086
TTEC Holdings, Inc.	1,900	58,330
Unisys Corp.(x)*	7,089	76,207
Virtusa Corp.*	15,800	765,668
Worldpay, Inc.*	201,267	16,552,197

		36,033,874

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Energy Industries, Inc.*	19,400	1,239,660
Alpha & Omega Semiconductor Ltd.*	3,100	47,895
Ambarella, Inc.(x)*	17,500	857,325
Amkor Technology, Inc.*	51,700	523,721
Aquantia Corp.(x)*	5,800	91,060
Axcelis Technologies, Inc.*	14,600	359,160
AXT, Inc.*	5,000	36,250
Brooks Automation, Inc.	40,700	1,102,156
Cabot Microelectronics Corp.	12,200	1,306,742
CEVA, Inc.*	8,900	322,180
Cirrus Logic, Inc.*	30,700	1,247,341
Cohu, Inc.	10,400	237,224
Cree, Inc.*	47,500	1,914,725
CyberOptics Corp.(x)*	1,100	19,800
Diodes, Inc.*	21,300	648,798
DSP Group, Inc.*	18,000	212,400
Entegris, Inc.	69,200	2,408,160
FormFactor, Inc.*	30,361	414,428
GSI Technology, Inc.*	1,100	8,151
Ichor Holdings Ltd.(x)*	16,500	399,465
Impinj, Inc.(x)*	16,200	210,924
Inphi Corp.(x)*	18,500	556,850
Integrated Device Technology, Inc.*	70,600	2,157,536
Kopin Corp.*	16,850	52,572
Lattice Semiconductor Corp.*	61,900	344,783
MACOM Technology Solutions Holdings, Inc.(x)*	19,793	328,564
Marvell Technology Group Ltd.	701,650	14,734,649
MaxLinear, Inc.*	35,756	813,449
MKS Instruments, Inc.	26,100	3,018,465
Monolithic Power Systems, Inc.	19,100	2,211,207
Nanometrics, Inc.*	8,450	227,305
NeoPhotonics Corp.(x)*	15,900	108,915
NVE Corp.	1,050	87,266
PDF Solutions, Inc.*	2,400	27,984
Photronics, Inc.*	6,700	55,275
Pixelworks, Inc.(x)*	4,000	15,480
Power Integrations, Inc.	14,300	977,405
Rambus, Inc.*	70,500	946,815
Rudolph Technologies, Inc.*	15,700	434,890
Semtech Corp.*	34,500	1,347,225
Sigma Designs, Inc.*	2,500	15,500
Silicon Laboratories, Inc.*	22,100	1,986,790
SMART Global Holdings, Inc.*	3,800	189,392
SunPower Corp.(x)*	37,600	300,048
Synaptics, Inc.*	19,200	878,016
Ultra Clean Holdings, Inc.*	16,000	308,000
Veeco Instruments, Inc.*	22,949	390,133
Xcerra Corp.*	6,300	73,395
Xperi Corp.	25,500	539,325

		46,734,799

Software (6.7%)
8x8, Inc.*	43,800	816,870
A10 Networks, Inc.*	13,600	79,152
ACI Worldwide, Inc.*	66,481	1,576,929
Agilysys, Inc.*	10,150	120,988
American Software, Inc., Class A	17,700	230,100
ANSYS, Inc.*	70,320	11,018,441
Aspen Technology, Inc.*	196,369	15,491,550
Blackbaud, Inc.	22,800	2,321,268
Blackline, Inc.*	3,700	145,077
Bottomline Technologies de, Inc.*	23,900	926,125
Callidus Software, Inc.*	28,000	1,006,600
CommVault Systems, Inc.*	20,200	1,155,440
Digimarc Corp.(x)*	1,500	35,925
Ebix, Inc.(x)	13,100	975,950
Ellie Mae, Inc.*	16,800	1,544,592
Everbridge, Inc.*	2,200	80,520
Fair Isaac Corp.*	14,900	2,523,613
ForeScout Technologies, Inc.*	1,600	51,904
Glu Mobile, Inc.*	27,400	103,298
Guidewire Software, Inc.*	162,753	13,155,325
HubSpot, Inc.*	126,101	13,656,738
Imperva, Inc.*	19,500	844,350
MicroStrategy, Inc., Class A*	5,900	761,041
Mitek Systems, Inc.*	7,500	55,500
MobileIron, Inc.*	12,700	62,865
Model N, Inc.*	4,400	79,420
Monotype Imaging Holdings, Inc.	25,800	579,210
Park City Group, Inc.(x)*	500	4,375
Paycom Software, Inc.(x)*	23,000	2,469,970
Paylocity Holding Corp.*	11,200	573,776
Pegasystems, Inc.	17,600	1,067,440
Progress Software Corp.	22,850	878,583
Proofpoint, Inc.*	20,000	2,273,000
PROS Holdings, Inc.*	10,650	351,557
QAD, Inc., Class A	1,000	41,650
Qualys, Inc.*	19,400	1,411,350
Rapid7, Inc.*	6,500	166,205
RealNetworks, Inc.*	3,400	10,404
RealPage, Inc.*	27,800	1,431,700
RingCentral, Inc., Class A*	29,400	1,866,900
Rosetta Stone, Inc.*	3,200	42,080
Rubicon Project, Inc. (The)*	8,400	15,120
SecureWorks Corp., Class A*	7,000	56,560
Splunk, Inc.*	205,485	20,217,669
Synchronoss Technologies, Inc.*	10,800	113,940

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Take-Two Interactive Software, Inc.*	139,103	$13,601,491
Telenav, Inc.*	1,100	5,940
TiVo Corp.	68,997	934,909
Tyler Technologies, Inc.*	80,340	16,948,526
Upland Software, Inc.*	3,000	86,370
Varonis Systems, Inc.*	9,300	562,650
VASCO Data Security International, Inc.*	2,800	36,260
Verint Systems, Inc.*	30,321	1,291,675
VirnetX Holding Corp.(x)*	7,300	28,835
Workiva, Inc.*	2,300	54,510
Zendesk, Inc.*	52,300	2,503,601
Zix Corp.*	11,050	47,184

		138,493,021

Technology Hardware, Storage & Peripherals (1.0%)
3D Systems Corp.(x)*	56,000	649,040
Avid Technology, Inc.*	4,100	18,614
CPI Card Group, Inc.(x)	540	1,628
Cray, Inc.*	24,700	511,290
Diebold Nixdorf, Inc.(x)	35,600	548,240
Electronics For Imaging, Inc.*	23,049	629,929
Immersion Corp.(x)*	19,100	228,245
Intevac, Inc.*	2,200	15,180
Pure Storage, Inc., Class A*	819,610	16,351,220
Quantum Corp.(x)*	2,900	10,556
Stratasys Ltd.(x)*	27,900	563,022
Super Micro Computer, Inc.*	22,600	384,200
USA Technologies, Inc.*	7,700	69,300

		19,980,464

Total Information Technology		465,196,054

Materials (3.3%)
Chemicals (1.8%)
A Schulman, Inc.	18,100	778,300
Advanced Emissions Solutions, Inc.(x)	3,000	34,260
AdvanSix, Inc.*	14,600	507,788
AgroFresh Solutions, Inc.(x)*	3,300	24,255
American Vanguard Corp.	11,800	238,360
Balchem Corp.	16,600	1,357,050
Chase Corp.	3,600	419,220
Core Molding Technologies, Inc.	1,400	24,962
Ferro Corp.*	44,554	1,034,544
Flotek Industries, Inc.*	11,200	68,320
FutureFuel Corp.	2,000	23,980
GCP Applied Technologies, Inc.*	37,000	1,074,850
Hawkins, Inc.	700	24,605
HB Fuller Co.	26,900	1,337,737
Ingevity Corp.*	22,200	1,635,918
Innophos Holdings, Inc.	11,900	478,499
Innospec, Inc.	12,300	843,780
Intrepid Potash, Inc.(x)*	9,200	33,488
KMG Chemicals, Inc.	6,100	365,695
Koppers Holdings, Inc.*	10,600	435,660
Kraton Corp.*	13,600	648,856
Kronos Worldwide, Inc.	5,400	122,040
LSB Industries, Inc.(x)*	3,600	22,068
Minerals Technologies, Inc.	16,000	1,071,200
OMNOVA Solutions, Inc.*	2,500	26,250
PolyOne Corp.	395,087	16,799,099
PQ Group Holdings, Inc.*	2,100	29,337
Quaker Chemical Corp.	7,000	1,036,910
Rayonier Advanced Materials, Inc.	16,600	356,402
Sensient Technologies Corp.	21,900	1,545,702
Stepan Co.	11,600	964,888
Trecora Resources*	2,100	28,560
Tredegar Corp.	10,100	181,295
Trinseo SA	21,600	1,599,480
Tronox Ltd., Class A	41,000	756,040
Valhi, Inc.	4,500	27,270

		35,956,668

Construction Materials (0.6%)
Forterra, Inc.(x)*	7,900	65,728
Martin Marietta Materials, Inc.	54,217	11,239,184
Summit Materials, Inc., Class A*	53,446	1,618,345
United States Lime & Minerals, Inc.	400	29,272
US Concrete, Inc.(x)*	6,800	410,720

		13,363,249

Containers & Packaging (0.0%)
Greif, Inc., Class A	11,500	600,875
Greif, Inc., Class B	500	29,125
Myers Industries, Inc.	1,300	27,495
UFP Technologies, Inc.*	900	26,550

		684,045

Metals & Mining (0.6%)
AK Steel Holding Corp.(x)*	160,942	729,067
Allegheny Technologies, Inc.(x)*	70,900	1,678,912
Ampco-Pittsburgh Corp.	2,400	21,360
Carpenter Technology Corp.	21,800	961,816
Century Aluminum Co.*	24,300	401,922
Cleveland-Cliffs, Inc.(x)*	139,527	969,713
Coeur Mining, Inc.*	79,770	638,160
Commercial Metals Co.	64,900	1,327,854
Compass Minerals International, Inc.(x)	16,500	994,950
Gold Resource Corp.	5,500	24,805
Haynes International, Inc.	1,100	40,821
Hecla Mining Co.	178,400	654,728
Kaiser Aluminum Corp.	8,100	817,290
Klondex Mines Ltd.*	41,800	98,230
Materion Corp.	12,600	643,230
Olympic Steel, Inc.	1,300	26,663
Ramaco Resources, Inc.(x)*	3,500	25,165
Ryerson Holding Corp.*	2,600	21,190
Schnitzer Steel Industries, Inc., Class A	13,500	436,725
SunCoke Energy, Inc.*	31,530	339,263
TimkenSteel Corp.*	19,300	293,167
Warrior Met Coal, Inc.(x)	15,400	431,354
Worthington Industries, Inc.	25,099	1,077,249

		12,653,634

Paper & Forest Products (0.3%)
Boise Cascade Co.	17,900	690,940
Clearwater Paper Corp.*	8,928	349,085
KapStone Paper and Packaging Corp.	39,700	1,362,107
Louisiana-Pacific Corp.	70,100	2,016,777
Neenah, Inc.	10,100	791,840
PH Glatfelter Co.	18,300	375,699
Schweitzer-Mauduit International, Inc.	16,000	626,400
Verso Corp., Class A*	3,500	58,940

		6,271,788

Total Materials		68,929,384

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Acadia Realty Trust (REIT)	38,586	949,216
Agree Realty Corp. (REIT)	15,300	735,012
Alexander & Baldwin, Inc. (REIT)	38,251	884,746
Alexander’s, Inc. (REIT)	1,000	381,230
American Assets Trust, Inc. (REIT)	23,296	778,319
Americold Realty Trust (REIT)(x)	25,098	478,870

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Armada Hoffler Properties, Inc. (REIT)	21,700	$297,073
Ashford Hospitality Prime, Inc. (REIT)	3,100	30,132
Ashford Hospitality Trust, Inc. (REIT)	13,950	90,117
Bluerock Residential Growth REIT, Inc. (REIT)(x)	4,500	38,250
CareTrust REIT, Inc. (REIT)	35,000	469,000
CatchMark Timber Trust, Inc. (REIT), Class A	2,400	29,928
CBL & Associates Properties, Inc. (REIT)(x)	88,100	367,377
Cedar Realty Trust, Inc. (REIT)	8,600	33,884
Chatham Lodging Trust (REIT)	22,400	428,960
Chesapeake Lodging Trust (REIT)	30,620	851,542
City Office REIT, Inc. (REIT)	2,700	31,212
Clipper Realty, Inc. (REIT)(x)	3,200	27,104
Community Healthcare Trust, Inc. (REIT)	1,700	43,758
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	1,200	45,048
Cousins Properties, Inc. (REIT)	203,249	1,764,201
DiamondRock Hospitality Co. (REIT)	94,508	986,664
Easterly Government Properties, Inc. (REIT)	18,100	369,240
EastGroup Properties, Inc. (REIT)	17,180	1,420,099
Education Realty Trust, Inc. (REIT)	38,833	1,271,781
Farmland Partners, Inc. (REIT)(x)	3,700	30,895
First Industrial Realty Trust, Inc. (REIT)	60,700	1,774,260
Four Corners Property Trust, Inc. (REIT)	31,500	727,335
Franklin Street Properties Corp. (REIT)	65,080	547,323
Front Yard Residential Corp. (REIT)	36,300	364,815
GEO Group, Inc. (The) (REIT)	59,371	1,215,324
Getty Realty Corp. (REIT)	13,664	344,606
Gladstone Commercial Corp. (REIT)	14,800	256,632
Global Medical REIT, Inc. (REIT)(x)	3,500	24,325
Global Net Lease, Inc. (REIT)	29,700	501,336
Government Properties Income Trust (REIT)	39,550	540,253
Gramercy Property Trust (REIT)	73,552	1,598,285
Healthcare Realty Trust, Inc. (REIT)	59,600	1,651,516
Hersha Hospitality Trust (REIT)	18,932	338,883
Independence Realty Trust, Inc. (REIT)	33,700	309,366
InfraREIT, Inc. (REIT)	20,777	403,697
Investors Real Estate Trust (REIT)	56,320	292,301
iStar, Inc. (REIT)*	45,200	459,684
Jernigan Capital, Inc. (REIT)(x)	1,500	27,150
Kite Realty Group Trust (REIT)	45,782	697,260
LaSalle Hotel Properties (REIT)	55,650	1,614,407
Lexington Realty Trust (REIT)	102,545	807,029
LTC Properties, Inc. (REIT)	21,800	828,400
Mack-Cali Realty Corp. (REIT)	46,100	770,331
MedEquities Realty Trust, Inc. (REIT)	2,400	25,224
Monmouth Real Estate Investment Corp. (REIT)	33,113	498,020
National Health Investors, Inc. (REIT)	20,200	1,359,258
National Storage Affiliates Trust (REIT)	20,500	514,140
New Senior Investment Group, Inc. (REIT)	36,400	297,752
NexPoint Residential Trust, Inc. (REIT)	1,100	27,324
NorthStar Realty Europe Corp. (REIT)	31,100	404,922
One Liberty Properties, Inc. (REIT)	1,500	33,150
Pebblebrook Hotel Trust (REIT)(x)	35,928	1,234,127
Pennsylvania REIT (REIT)(x)	36,260	349,909
Physicians Realty Trust (REIT)	84,300	1,312,551
PotlatchDeltic Corp. (REIT)	33,780	1,758,249
Preferred Apartment Communities, Inc. (REIT), Class A	20,700	293,733
PS Business Parks, Inc. (REIT)	10,220	1,155,269
QTS Realty Trust, Inc. (REIT), Class A	24,400	883,768
Quality Care Properties, Inc. (REIT)*	46,000	893,780
RAIT Financial Trust (REIT)(x)	50,700	8,188
Ramco-Gershenson Properties Trust (REIT)	48,260	596,494
Retail Opportunity Investments Corp. (REIT)	51,500	910,005
Rexford Industrial Realty, Inc. (REIT)	35,900	1,033,561
RLJ Lodging Trust (REIT)	80,687	1,568,555
Ryman Hospitality Properties, Inc. (REIT)	23,816	1,844,548
Sabra Health Care REIT, Inc. (REIT)	79,043	1,395,109
Safety Income & Growth, Inc. (REIT)(x)	1,500	23,985
Saul Centers, Inc. (REIT)	5,300	270,141
Select Income REIT (REIT)	34,400	670,112
Seritage Growth Properties (REIT), Class A(x)	13,000	462,150
STAG Industrial, Inc. (REIT)	43,400	1,038,128
Summit Hotel Properties, Inc. (REIT)	47,700	649,197
Sunstone Hotel Investors, Inc. (REIT)	110,114	1,675,935
Terreno Realty Corp. (REIT)	32,900	1,135,379
Tier REIT, Inc. (REIT)	24,900	460,152
UMH Properties, Inc. (REIT)	2,200	29,502
Universal Health Realty Income Trust (REIT)	7,650	459,765
Urban Edge Properties (REIT)	48,700	1,039,745
Urstadt Biddle Properties, Inc. (REIT), Class A	14,070	271,551
Washington Prime Group, Inc. (REIT)(x)	97,000	646,990
Washington REIT (REIT)	36,700	1,001,910
Whitestone REIT (REIT)(x)	3,400	35,326
Xenia Hotels & Resorts, Inc. (REIT)	46,700	920,924

		58,116,704

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA(x)*	2,100	55,776
Consolidated-Tomoka Land Co.	400	25,140
Forestar Group, Inc.(x)*	7,049	149,086
FRP Holdings, Inc.*	2,200	123,200
HFF, Inc., Class A	21,500	1,068,550
Kennedy-Wilson Holdings, Inc.	58,103	1,010,992
Marcus & Millichap, Inc.*	1,500	54,090
Maui Land & Pineapple Co., Inc.*	2,200	25,630
Rafael Holdings, Inc., Class B(x)*	1,300	6,305
RE/MAX Holdings, Inc., Class A	9,300	562,185
Redfin Corp.(x)*	27,773	634,058
RMR Group, Inc. (The), Class A	1,335	93,383
St Joe Co. (The)*	25,600	482,560

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tejon Ranch Co.*	1,400	$32,354

		4,323,309

Total Real Estate		62,440,013

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
ATN International, Inc.	5,700	339,834
Cincinnati Bell, Inc.*	18,200	252,070
Cogent Communications Holdings, Inc.	24,500	1,063,300
Consolidated Communications Holdings, Inc.(x)	42,322	463,849
Frontier Communications Corp.(x)	38,233	283,689
Globalstar, Inc.(x)*	289,500	199,031
Hawaiian Telcom Holdco, Inc.*	1,000	26,680
IDT Corp., Class B*	2,600	16,302
Intelsat SA*	8,700	32,712
Iridium Communications, Inc.(x)*	34,300	385,875
Ooma, Inc.*	2,400	26,160
ORBCOMM, Inc.*	26,400	247,368
pdvWireless, Inc.*	800	23,880
Vonage Holdings Corp.*	1,013,857	10,797,577
Windstream Holdings, Inc.(x)	88,739	125,122

		14,283,449

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	17,700	438,429
Shenandoah Telecommunications Co.	27,328	983,808
Spok Holdings, Inc.	9,943	148,648

		1,570,885

Total Telecommunication Services		15,854,334

Utilities (1.6%)
Electric Utilities (0.5%)
ALLETE, Inc.	23,500	1,697,875
El Paso Electric Co.	20,500	1,045,500
Genie Energy Ltd., Class B	5,800	28,942
IDACORP, Inc.	27,200	2,400,944
MGE Energy, Inc.	17,800	998,580
Otter Tail Corp.	18,200	788,970
PNM Resources, Inc.	40,300	1,541,475
Portland General Electric Co.	42,600	1,725,726
Spark Energy, Inc., Class A(x)	2,500	29,625

		10,257,637

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	8,040	565,614
New Jersey Resources Corp.	40,300	1,616,030
Northwest Natural Gas Co.	13,500	778,275
ONE Gas, Inc.	26,900	1,775,938
South Jersey Industries, Inc.	40,900	1,151,744
Southwest Gas Holdings, Inc.*	23,000	1,555,490
Spire, Inc.	21,600	1,561,680
WGL Holdings, Inc.	27,200	2,275,279

		11,280,050

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.(x)*	13,600	28,560
Dynegy, Inc.*	62,351	842,986
NRG Yield, Inc., Class A	17,100	281,124
NRG Yield, Inc., Class C(x)	34,592	588,064
Ormat Technologies, Inc.	19,200	1,082,496
Pattern Energy Group, Inc., Class A(x)	37,300	644,917
TerraForm Power, Inc., Class A	4,100	43,993

		3,512,140

Multi-Utilities (0.2%)
Avista Corp.	32,500	1,665,625
Black Hills Corp.	26,200	1,422,660
NorthWestern Corp.	22,891	1,231,536
Unitil Corp.	5,300	245,973

		4,565,794

Water Utilities (0.2%)
American States Water Co.	17,500	928,550
AquaVenture Holdings Ltd.*	1,900	23,598
Artesian Resources Corp., Class A	800	29,184
Cadiz, Inc.(x)*	1,900	25,650
California Water Service Group	23,000	856,750
Connecticut Water Service, Inc.	5,200	314,756
Consolidated Water Co. Ltd.	2,000	29,100
Global Water Resources, Inc.	2,900	26,013
Middlesex Water Co.	7,800	286,260
Pure Cycle Corp.*	3,200	30,240
SJW Group	8,300	437,493
York Water Co. (The)	900	27,900

		3,015,494

Total Utilities		32,631,115

Total Common Stocks (98.6%) (Cost $1,261,905,031)		2,046,332,550

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	56,900	—

Total Consumer Discretionary		—

Financials (0.0%)
Diversified Financial Services (0.0%)
NewStar Financial, Inc., CVR(r)*	8,400	3,104

Total Financials		3,104

Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc., CVR(r)(x)*	52,100	—
Dyax Corp., CVR(r)*	77,700	64,685

		64,685

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

Total Health Care		64,685

Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 4/10/18(x)*	13,600	26,085

Total Industrials		26,085

Total Rights (0.0%) (Cost $20,285)		93,874

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (7.4%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $15,477,257, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $15,784,506.(xx)	$15,475,000	15,475,000

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $4,000,567, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $4,083,368.(xx)	$4,000,000	$4,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $4,000,567, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $4,083,368.(xx)	4,000,000	4,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $9,301,395, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $9,486,476.(xx)	9,300,000	9,300,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $7,301,065, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $7,446,372.(xx)	7,300,000	7,300,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $10,003,000, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $10,200,522.(xx)	10,000,000	10,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $5,116,186, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $5,217,773.(xx)	5,115,457	5,115,457
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $2,500,396, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $2,551,290.(xx)	2,500,000	2,500,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $7,001,079, collateralized by various Common Stocks; total market value $7,786,220.(xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $11,101,711, collateralized by various Common Stocks; total market value $12,346,720.(xx)	11,100,000	11,100,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,000,308, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $10,003,656, collateralized by various Common Stocks; total market value $11,123,171.(xx)	10,000,000	10,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $9,001,350, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $9,180,174.(xx)	9,000,000	9,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $7,001,692, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $7,140,136.(xx)	7,000,000	7,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $25,008,264, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $25,500,000.(xx)	25,000,000	25,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $20,006,611, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $20,400,010.(xx)	20,000,000	20,000,000

Total Repurchase Agreements		153,790,457

Total Short-Term Investments (7.4%) (Cost $153,790,457)		153,790,457

Total Investments in Securities (106.0%) (Cost $1,415,715,773)		2,200,216,881
Other Assets Less Liabilities (-6.0%)		(124,075,226)

Net Assets (100%)		$2,076,141,655

*	Non-income producing.

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $165,405,482. This was secured by cash collateral of $153,790,457 which was subsequently invested in joint repurchase agreements with a total value of $153,790,457, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $13,584,901 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	82	6/2018	USD	6,277,920	(120,003)

					(120,003)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$298,569,821	$314,476	$—		$298,884,297
Consumer Staples	23,336,189	—	—		23,336,189
Energy	57,757,389	—	—		57,757,389
Financials	261,865,024	—	—		261,865,024
Health Care	333,842,832	—	—		333,842,832
Industrials	425,567,419	28,500	—		425,595,919
Information Technology	465,196,054	—	—		465,196,054
Materials	68,929,384	—	—		68,929,384
Real Estate	62,440,013	—	—		62,440,013
Telecommunication Services	15,854,334	—	—		15,854,334
Utilities	32,631,115	—	—		32,631,115
Rights
Consumer Discretionary	—	—	—	(c)	— (c)
Financials	—	—	3,104		3,104
Health Care	—	—	64,685		64,685
Industrials	—	26,085	—		26,085
Short-Term Investments
Repurchase Agreements	—	153,790,457	—		153,790,457

Total Assets	$2,045,989,574	$154,159,518	$67,789		$2,200,216,881

Liabilities:
Futures	$(120,003)	$—	$—		$(120,003)

Total Liabilities	$(120,003)	$—	$—		$(120,003)

Total	$2,045,869,571	$154,159,518	$67,789		$2,200,096,878

(a)	A security with a market value of $28,133 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $314,476 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$846,952,748
Aggregate gross unrealized depreciation	(66,865,695)

Net unrealized appreciation	$780,087,053

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,420,009,825

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.0%)
Hotels, Restaurants & Leisure (2.9%)
Chipotle Mexican Grill, Inc.*	11,070	$3,576,828
Yum China Holdings, Inc.	159,967	6,638,630

		10,215,458

Internet & Direct Marketing Retail (5.8%)
Amazon.com, Inc.*	14,304	20,702,751

Media (3.9%)
Comcast Corp., Class A	211,072	7,212,330
Walt Disney Co. (The)	67,072	6,736,712

		13,949,042

Specialty Retail (2.4%)
Home Depot, Inc. (The)	47,445	8,456,597

Total Consumer Discretionary		53,323,848

Consumer Staples (7.5%)
Beverages (3.7%)
Anheuser-Busch InBev SA/NV (ADR)	68,914	7,576,405
Coca-Cola Co. (The)	127,628	5,542,884

		13,119,289

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	31,310	5,899,744
CVS Health Corp.	54,915	3,416,262

		9,316,006

Food Products (1.2%)
McCormick & Co., Inc. (Non-Voting)	39,595	4,212,512

Total Consumer Staples		26,647,807

Energy (3.4%)
Energy Equipment & Services (2.0%)
Schlumberger Ltd.	109,085	7,066,526

Oil, Gas & Consumable Fuels (1.4%)
Pioneer Natural Resources Co.	30,580	5,253,033

Total Energy		12,319,559

Financials (6.1%)
Capital Markets (4.5%)
BlackRock, Inc.	16,169	8,759,070
Charles Schwab Corp. (The)	135,208	7,060,562

		15,819,632

Consumer Finance (1.6%)
American Express Co.	62,572	5,836,716

Total Financials		21,656,348

Health Care (17.3%)
Biotechnology (7.1%)
Alexion Pharmaceuticals, Inc.*	51,647	5,756,575
Biogen, Inc.*	25,146	6,885,478
Celgene Corp.*	94,195	8,403,136
Regeneron Pharmaceuticals, Inc.*	12,443	4,284,871

		25,330,060

Health Care Equipment & Supplies (1.4%)
Dentsply Sirona, Inc.	99,929	5,027,428

Health Care Providers & Services (2.8%)
UnitedHealth Group, Inc.	46,105	9,866,470

Life Sciences Tools & Services (2.0%)
Thermo Fisher Scientific, Inc.	35,427	7,314,258

Pharmaceuticals (4.0%)
Johnson & Johnson	40,717	5,217,884
Zoetis, Inc.	106,177	8,866,841

		14,084,725

Total Health Care		61,622,941

Industrials (7.0%)
Air Freight & Logistics (1.6%)
United Parcel Service, Inc., Class B	55,738	5,833,539

Industrial Conglomerates (2.0%)
Honeywell International, Inc.	48,070	6,946,596

Machinery (1.3%)
Caterpillar, Inc.	31,880	4,698,474

Trading Companies & Distributors (2.1%)
WW Grainger, Inc.	26,110	7,370,070

Total Industrials		24,848,679

Information Technology (37.7%)
Communications Equipment (2.0%)
Palo Alto Networks, Inc.*	38,690	7,023,009

Internet Software & Services (11.6%)
Akamai Technologies, Inc.*	133,316	9,462,770
Alphabet, Inc., Class A*	7,855	8,146,734
Alphabet, Inc., Class C*	11,120	11,473,505
eBay, Inc.*	86,491	3,480,398
Facebook, Inc., Class A*	54,153	8,653,108

		41,216,515

IT Services (5.5%)
PayPal Holdings, Inc.*	95,273	7,228,362
Visa, Inc., Class A	104,261	12,471,701

		19,700,063

Semiconductors & Semiconductor Equipment (1.9%)
Texas Instruments, Inc.	63,106	6,556,082

Software (14.8%)
Adobe Systems, Inc.*	52,609	11,367,753
Microsoft Corp.	158,457	14,462,370
Oracle Corp.	142,790	6,532,642
Red Hat, Inc.*	63,976	9,565,052
Splunk, Inc.*	61,530	6,053,937
VMware, Inc., Class A(x)*	38,681	4,690,845

		52,672,599

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	41,131	6,900,959

Total Information Technology		134,069,227

Materials (3.3%)
Chemicals (3.3%)
Ecolab, Inc.	48,458	6,642,138
Praxair, Inc.	35,120	5,067,816

Total Materials		11,709,954

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Equinix, Inc. (REIT)	13,420	$5,611,440

Total Real Estate		5,611,440

Total Common Stocks (98.9%) (Cost $251,201,101)		351,809,803

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $200,030, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $204,010.(xx)	$200,000	200,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $100,015, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $102,005.(xx)	100,000	100,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $864,013, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $881,169.(xx)	863,890	863,890
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $79,216, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $80,828.(xx)	79,203	79,203
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $200,031, collateralized by various Common Stocks; total market value $222,463.(xx)	200,000	200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $200,031, collateralized by various Common Stocks; total market value $222,463.(xx)	200,000	200,000

Total Repurchase Agreements		1,643,093

Total Short-Term Investments (0.5%) (Cost $1,643,093)		1,643,093

Total Investments in Securities (99.4%) (Cost $252,844,194)		353,452,896
Other Assets Less Liabilities (0.6%)		2,091,755

Net Assets (100%)		$355,544,651

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $1,626,595. This was secured by cash collateral of $1,643,093 which was subsequently invested in joint repurchase agreements with a total value of $1,643,093, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$53,323,848	$—	$—	$53,323,848
Consumer Staples	26,647,807	—	—	26,647,807
Energy	12,319,559	—	—	12,319,559
Financials	21,656,348	—	—	21,656,348
Health Care	61,622,941	—	—	61,622,941
Industrials	24,848,679	—	—	24,848,679
Information Technology	134,069,227	—	—	134,069,227
Materials	11,709,954	—	—	11,709,954
Real Estate	5,611,440	—	—	5,611,440
Short-Term Investments
Repurchase Agreements	—	1,643,093	—	1,643,093

Total Assets	$351,809,803	$1,643,093	$—	$353,452,896

Total Liabilities	$—	$—	$—	$—

Total	$351,809,803	$1,643,093	$—	$353,452,896

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$106,702,552
Aggregate gross unrealized depreciation	(7,575,666)

Net unrealized appreciation	$99,126,886

Federal income tax cost of investments in securities and derivative instruments, if applicable	$254,326,010

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A
4.950%, 1/15/23		$139,577	$144,267

Total Asset-Backed Security			144,267

Convertible Bonds (0.7%)
Energy (0.2%)
Energy Equipment & Services (0.2%)
Weatherford International Ltd.
5.875%, 7/1/21(x)		3,200,000	2,868,598

Total Energy			2,868,598

Health Care (0.5%)
Pharmaceuticals (0.5%)
Bayer Capital Corp. BV
5.625%, 11/22/19§	EUR	5,000,000	6,277,756

Total Health Care			6,277,756

Total Convertible Bonds			9,146,354

Corporate Bonds (25.3%)
Consumer Discretionary (2.8%)
Auto Components (0.0%)
Delphi Corp.
4.150%, 3/15/24		$75,000	76,933

Automobiles (0.2%)
Ford Motor Co.
4.346%, 12/8/26		150,000	148,189
Tesla, Inc.
5.300%, 8/15/25(x)§		2,500,000	2,181,250

			2,329,439

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.
3.950%, 10/15/20		150,000	153,757
Marriott International, Inc.
Series N
3.125%, 10/15/21		250,000	247,272
McDonald’s Corp.
3.625%, 5/20/21		150,000	152,978
3.700%, 1/30/26		200,000	201,255
Wyndham Worldwide Corp.
4.250%, 3/1/22		150,000	149,824
Wynn Las Vegas LLC
5.500%, 3/1/25§		1,000,000	1,000,000
5.250%, 5/15/27§		600,000	588,000

			2,493,086

Household Durables (0.6%)
KB Home
7.500%, 9/15/22		4,000,000	4,390,000
Newell Brands, Inc.
3.150%, 4/1/21		250,000	247,400
3.850%, 4/1/23		80,000	79,678
Shea Homes LP
5.875%, 4/1/23§		3,000,000	3,015,000

			7,732,078

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
2.600%, 12/5/19		250,000	249,968
3.300%, 12/5/21		150,000	151,718
2.800%, 8/22/24§		300,000	290,368
Booking Holdings, Inc.
2.750%, 3/15/23		250,000	240,831
QVC, Inc.
4.850%, 4/1/24		50,000	50,844

			983,729

Media (1.6%)
21st Century Fox America, Inc.
3.000%, 9/15/22		150,000	148,037
CBS Corp.
3.375%, 3/1/22		200,000	198,790
Charter Communications Operating LLC
3.579%, 7/23/20		350,000	350,000
4.908%, 7/23/25		100,000	101,800
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		25,000	31,398
Comcast Corp.
5.150%, 3/1/20		150,000	156,075
3.375%, 8/15/25		250,000	246,414
3.300%, 2/1/27		150,000	144,793
Discovery Communications LLC
2.950%, 3/20/23		250,000	241,200
DISH DBS Corp.
5.000%, 3/15/23(x)		5,600,000	5,047,000
iHeartCommunications, Inc.
9.000%, 12/15/19(h)		819,000	646,027
Interpublic Group of Cos., Inc. (The)
4.200%, 4/15/24		150,000	152,897
NBCUniversal Media LLC
4.375%, 4/1/21		300,000	310,971
Omnicom Group, Inc.
3.600%, 4/15/26		150,000	144,301
Scripps Networks Interactive, Inc.
3.900%, 11/15/24		150,000	148,944
Sirius XM Radio, Inc.
6.000%, 7/15/24§		2,000,000	2,056,200
Time Warner Cable LLC
8.250%, 4/1/19		170,000	178,381
4.000%, 9/1/21		100,000	100,125
Time Warner, Inc.
4.700%, 1/15/21		250,000	260,212
3.550%, 6/1/24		200,000	197,381
Univision Communications, Inc.
5.125%, 5/15/23§		7,000,000	6,668,200
Viacom, Inc.
2.750%, 12/15/19		71,000	70,550
4.250%, 9/1/23		100,000	101,358
Walt Disney Co. (The)
2.300%, 2/12/21		105,000	103,408
2.550%, 2/15/22		250,000	245,569
WPP Finance 2010
3.750%, 9/19/24		100,000	98,861
Ziggo Secured Finance BV
5.500%, 1/15/27§		1,500,000	1,409,550

			19,558,442

Multiline Retail (0.0%)
Kohl’s Corp.
4.750%, 12/15/23		100,000	105,189
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		150,000	150,215
Target Corp.
2.300%, 6/26/19		100,000	99,593

			354,997

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	$100,000	$102,318
Home Depot, Inc. (The)
2.000%, 6/15/19	250,000	248,398
1.800%, 6/5/20	200,000	196,493
2.625%, 6/1/22	115,000	113,306
2.125%, 9/15/26	50,000	45,250
2.800%, 9/14/27	150,000	141,556
Lowe’s Cos., Inc.
2.500%, 4/15/26	95,000	88,009
3.100%, 5/3/27	200,000	192,457
PetSmart, Inc.
7.125%, 3/15/23§	600,000	342,000

		1,469,787

Total Consumer Discretionary		34,998,491

Consumer Staples (0.8%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
2.650%, 2/1/21	130,000	128,935
3.300%, 2/1/23	200,000	200,158
3.700%, 2/1/24	100,000	101,380
3.650%, 2/1/26	350,000	347,303
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 1/15/20	250,000	261,250
4.375%, 2/15/21	25,000	25,918
2.500%, 7/15/22	100,000	96,382
Coca-Cola Co. (The)
3.150%, 11/15/20	100,000	101,006
3.200%, 11/1/23	200,000	201,024
Constellation Brands, Inc.
3.700%, 12/6/26	150,000	146,445
Molson Coors Brewing Co.
3.000%, 7/15/26	200,000	185,387
PepsiCo, Inc.
1.850%, 4/30/20	200,000	196,820
2.750%, 3/5/22	150,000	148,920
3.600%, 3/1/24	250,000	254,400

		2,395,328

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
2.250%, 2/15/22	85,000	82,843
CVS Health Corp.
2.250%, 8/12/19	350,000	346,581
3.500%, 7/20/22	500,000	498,805
4.100%, 3/25/25	500,000	504,320
4.300%, 3/25/28	1,100,000	1,104,299
5.050%, 3/25/48	400,000	419,804
Kroger Co. (The)
6.150%, 1/15/20(x)	150,000	158,083
2.950%, 11/1/21	150,000	148,574
Sysco Corp.
2.600%, 10/1/20	40,000	39,635
2.500%, 7/15/21	25,000	24,529
3.250%, 7/15/27	250,000	239,241
Walgreen Co.
3.100%, 9/15/22	150,000	146,506
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	150,000	149,206
3.800%, 11/18/24	200,000	197,009
Walmart, Inc.
3.625%, 7/8/20(x)	100,000	102,172
3.300%, 4/22/24	100,000	100,544

		4,262,151

Food Products (0.1%)
General Mills, Inc.
2.200%, 10/21/19	250,000	247,521
JM Smucker Co. (The)
3.000%, 3/15/22	180,000	178,493
Kellogg Co.
3.250%, 4/1/26	150,000	142,859
Kraft Heinz Foods Co.
5.375%, 2/10/20	104,000	108,300
2.800%, 7/2/20	250,000	248,515
3.000%, 6/1/26	200,000	184,283
Mead Johnson Nutrition Co.
4.125%, 11/15/25	100,000	102,562
Tyson Foods, Inc.
2.650%, 8/15/19	250,000	248,235
4.500%, 6/15/22	100,000	103,879
Unilever Capital Corp.
2.000%, 7/28/26	150,000	133,503

		1,698,150

Household Products (0.0%)
Clorox Co. (The)
3.050%, 9/15/22	150,000	149,186
3.500%, 12/15/24	100,000	100,741
Procter & Gamble Co. (The)
2.450%, 11/3/26	250,000	233,264

		483,191

Tobacco (0.1%)
Altria Group, Inc.
9.250%, 8/6/19	45,000	48,718
2.625%, 1/14/20	200,000	198,782
2.850%, 8/9/22	200,000	195,777
4.000%, 1/31/24	100,000	102,156
BAT Capital Corp.
3.222%, 8/15/24§	250,000	240,803
Philip Morris International, Inc.
2.500%, 8/22/22	100,000	96,723
3.600%, 11/15/23	50,000	50,220
Reynolds American, Inc.
4.450%, 6/12/25	250,000	256,953

		1,190,132

Total Consumer Staples		10,028,952

Energy (3.9%)
Energy Equipment & Services (0.6%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	90,000	85,852
Halliburton Co.
3.250%, 11/15/21	100,000	99,876
3.800%, 11/15/25	30,000	30,034
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	143,241
Weatherford International Ltd.
7.750%, 6/15/21(x)	4,000,000	3,755,000
4.500%, 4/15/22(x)	1,750,000	1,428,437
8.250%, 6/15/23(x)	2,400,000	2,087,760

		7,630,200

Oil, Gas & Consumable Fuels (3.3%)
Anadarko Petroleum Corp.
3.450%, 7/15/24	150,000	144,975
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	2,000,000	2,162,600
Bill Barrett Corp.
7.000%, 10/15/22(x)	500,000	502,500

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
8.750%, 6/15/25	$3,500,000	$3,777,812
BP Capital Markets plc
2.315%, 2/13/20	200,000	197,723
4.500%, 10/1/20	100,000	103,479
3.814%, 2/10/24	250,000	254,697
3.224%, 4/14/24	250,000	246,582
Calumet Specialty Products Partners LP
7.625%, 1/15/22	2,000,000	1,980,000
Canadian Natural Resources Ltd.
3.850%, 6/1/27	250,000	244,323
Chesapeake Energy Corp.
6.125%, 2/15/21	2,000,000	2,010,000
8.000%, 12/15/22§	1,583,000	1,670,065
8.000%, 1/15/25(x)§	5,000,000	4,812,500
8.000%, 6/15/27(x)§	5,400,000	5,157,000
Chevron Corp.
2.193%, 11/15/19	35,000	34,833
2.355%, 12/5/22	150,000	145,397
3.191%, 6/24/23	150,000	149,966
2.954%, 5/16/26	250,000	240,277
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	192,500
ConocoPhillips Co.
2.400%, 12/15/22	150,000	143,952
Devon Energy Corp.
4.000%, 7/15/21	100,000	101,375
Ecopetrol SA
7.625%, 7/23/19	50,000	52,750
5.375%, 6/26/26	150,000	156,187
Enable Midstream Partners LP
3.900%, 5/15/24	150,000	147,089
Enbridge Energy Partners LP
5.875%, 10/15/25	100,000	110,443
Enbridge, Inc.
3.700%, 7/15/27	350,000	336,210
Energy Transfer Equity LP
5.500%, 6/1/27	1,400,000	1,403,500
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	154,094
3.600%, 2/1/23	100,000	97,756
4.050%, 3/15/25	100,000	98,374
Enterprise Products Operating LLC
2.550%, 10/15/19	100,000	99,376
4.050%, 2/15/22	200,000	204,926
3.350%, 3/15/23	150,000	149,082
EOG Resources, Inc.
5.625%, 6/1/19	15,000	15,459
4.100%, 2/1/21	100,000	102,573
4.150%, 1/15/26	150,000	155,174
EQT Corp.
4.875%, 11/15/21	50,000	52,132
Exxon Mobil Corp.
2.397%, 3/6/22	150,000	146,949
3.176%, 3/15/24	150,000	150,433
Husky Energy, Inc.
4.000%, 4/15/24	50,000	50,623
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	344,701
4.300%, 5/1/24	150,000	150,787
Kinder Morgan, Inc.
5.625%, 11/15/23§	2,100,000	2,238,902
7.750%, 1/15/32	1,700,000	2,163,271
Marathon Oil Corp.
2.800%, 11/1/22	100,000	96,310
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	52,797
3.625%, 9/15/24	150,000	148,945
MPLX LP
4.500%, 7/15/23	100,000	103,489
4.875%, 6/1/25	100,000	104,821
Noble Energy, Inc.
4.150%, 12/15/21	150,000	153,257
Occidental Petroleum Corp.
2.700%, 2/15/23	200,000	195,609
ONEOK, Inc.
4.000%, 7/13/27	200,000	197,178
Petroleos Mexicanos
4.875%, 1/24/22	250,000	255,769
5.375%, 3/13/22	350,000	363,562
4.250%, 1/15/25(x)	100,000	96,650
4.500%, 1/23/26(x)	150,000	144,862
6.875%, 8/4/26	150,000	164,944
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	97,437
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	250,000	268,850
Sanchez Energy Corp.
7.750%, 6/15/21(x)	2,800,000	2,590,000
Statoil ASA
2.900%, 11/8/20	200,000	199,956
2.750%, 11/10/21	150,000	148,186
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	148,073
Total Capital International SA
2.700%, 1/25/23	200,000	195,192
Total Capital SA
4.125%, 1/28/21	250,000	257,638
TransCanada PipeLines Ltd.
3.800%, 10/1/20	100,000	102,015
4.875%, 1/15/26	120,000	130,336
Valero Energy Corp.
6.125%, 2/1/20	150,000	158,494
W&T Offshore, Inc.
9.000%, 5/15/20 PIK§	749,376	688,276
8.500%, 6/15/21 PIK§	668,720	554,202
Williams Partners LP
5.250%, 3/15/20	100,000	103,461
4.125%, 11/15/20	100,000	101,997
4.300%, 3/4/24	150,000	151,941

		40,827,594

Total Energy		48,457,794

Financials (5.1%)
Banks (3.7%)
Australia & New Zealand Banking Group Ltd.
2.250%, 6/13/19	250,000	248,383
Banco Santander SA
3.500%, 4/11/22	200,000	198,852
Bank of America Corp.
3.300%, 1/11/23	150,000	149,279
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)§	483,000	473,789
4.125%, 1/22/24	100,000	103,019
4.000%, 4/1/24	350,000	357,886
4.000%, 1/22/25	250,000	248,780
3.500%, 4/19/26	200,000	195,999
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	250,000	247,471

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	$150,000	$147,478
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)§	112,000	107,317
Series AA
(ICE LIBOR USD 3 Month + 3.90%), 6.100%, 3/17/25(k)(y)	1,000,000	1,051,300
Series L
2.250%, 4/21/20	300,000	295,236
Series U
(ICE LIBOR USD 3 Month + 3.14%), 5.200%, 6/1/23(k)(x)(y)	500,000	496,750
Series X
(ICE LIBOR USD 3 Month + 3.71%), 6.250%, 9/5/24(k)(y)	500,000	526,875
Bank of Montreal
1.500%, 7/18/19	350,000	343,933
2.350%, 9/11/22	150,000	144,399
Bank of Nova Scotia (The)
2.050%, 6/5/19	250,000	247,919
2.450%, 3/22/21	250,000	245,775
4.500%, 12/16/25	100,000	101,618
Barclays Bank plc
5.140%, 10/14/20	100,000	103,017
Barclays plc
2.750%, 11/8/19	250,000	248,009
3.684%, 1/10/23	250,000	247,782
4.375%, 1/12/26	200,000	201,163
BB&T Corp.
2.450%, 1/15/20	300,000	297,187
2.050%, 5/10/21	150,000	145,738
BNP Paribas
3.250%, 3/3/23	100,000	99,187
BNP Paribas SA
4.250%, 10/15/24	200,000	201,543
Citigroup, Inc.
2.550%, 4/8/19	100,000	99,741
2.650%, 10/26/20	750,000	740,899
3.875%, 10/25/23	150,000	151,696
3.300%, 4/27/25	345,000	334,534
3.400%, 5/1/26	200,000	192,824
3.200%, 10/21/26	200,000	189,718
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)	150,000	149,165
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	250,000	243,279
Series M
(ICE LIBOR USD 3 Month + 3.42%), 6.300%, 5/15/24(k)(x)(y)	4,500,000	4,697,100
Series O
(ICE LIBOR USD 3 Month + 4.06%), 5.875%, 3/27/20(k)(y)	4,000,000	4,135,200
Series Q
(ICE LIBOR USD 3 Month + 4.10%), 5.950%, 8/15/20(k)(y)	3,000,000	3,104,400
Cooperatieve Rabobank UA
4.500%, 1/11/21	75,000	77,679
3.875%, 2/8/22	75,000	76,403
4.375%, 8/4/25	250,000	252,456
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20	250,000	248,205
Discover Bank
3.200%, 8/9/21	250,000	248,645
Fifth Third Bank
3.850%, 3/15/26	200,000	198,382
HSBC Holdings plc
5.100%, 4/5/21	100,000	105,143
4.000%, 3/30/22	100,000	102,238
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)	200,000	197,360
4.250%, 3/14/24	200,000	201,019
4.300%, 3/8/26	250,000	255,934
Huntington National Bank (The)
2.200%, 4/1/19	250,000	248,425
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	250,000	250,005
JPMorgan Chase & Co.
2.250%, 1/23/20	150,000	148,190
4.250%, 10/15/20	200,000	205,675
2.400%, 6/7/21	150,000	147,294
4.500%, 1/24/22	250,000	260,436
3.250%, 9/23/22	100,000	99,450
3.200%, 1/25/23	150,000	148,589
3.375%, 5/1/23	250,000	247,046
2.700%, 5/18/23	200,000	192,869
3.625%, 5/13/24	250,000	249,294
3.125%, 1/23/25	150,000	144,734
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	250,000	243,683
2.950%, 10/1/26	250,000	234,836
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)	200,000	198,112
Series I
(ICE LIBOR USD 3 Month + 3.47%), 7.900%, 4/30/18(k)(y)	4,468,000	4,490,787
Series Q
(ICE LIBOR USD 3 Month + 3.25%), 5.150%, 5/1/23(k)(y)	2,000,000	1,990,000
KeyCorp
2.900%, 9/15/20	100,000	99,739
5.100%, 3/24/21	50,000	52,771
Korea Development Bank (The)
2.500%, 3/11/20	350,000	345,367
Kreditanstalt fuer Wiederaufbau
4.875%, 6/17/19	250,000	257,376
1.500%, 4/20/20	250,000	244,972
1.625%, 5/29/20	500,000	493,721
2.750%, 9/8/20	150,000	150,638
1.625%, 3/15/21	250,000	242,773
1.500%, 6/15/21(x)	500,000	482,152
2.625%, 1/25/22	300,000	306,994
2.375%, 12/29/22	500,000	490,914
2.125%, 1/17/23	250,000	242,576
Landwirtschaftliche Rentenbank
Series 36
2.000%, 12/6/21	250,000	241,808
Lloyds Bank plc
6.375%, 1/21/21	100,000	109,198
Lloyds Banking Group plc
4.650%, 3/24/26	200,000	200,136
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)(x)	200,000	187,991
Mitsubishi UFJ Financial Group, Inc.
3.850%, 3/1/26	200,000	200,283
Mizuho Financial Group, Inc.
3.170%, 9/11/27	250,000	234,992
MUFG Americas Holdings Corp.
3.000%, 2/10/25	50,000	48,203

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
MUFG Union Bank NA
2.250%, 5/6/19	$250,000	$248,104
National Australia Bank Ltd.
2.500%, 7/12/26	250,000	229,001
PNC Bank NA
2.250%, 7/2/19	250,000	248,270
PNC Financial Services Group, Inc. (The)
5.125%, 2/8/20	100,000	103,891
3.900%, 4/29/24	250,000	254,128
Royal Bank of Canada
2.350%, 10/30/20	500,000	491,216
2.500%, 1/19/21	150,000	147,826
Royal Bank of Scotland Group plc
4.800%, 4/5/26	200,000	205,355
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	118,636
3.700%, 3/28/22	200,000	200,067
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	250,000	238,763
Santander UK plc
2.350%, 9/10/19	250,000	247,994
Sumitomo Mitsui Banking Corp.
2.650%, 7/23/20	250,000	247,313
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	250,000	227,292
3.364%, 7/12/27	150,000	144,082
Svenska Handelsbanken AB
2.250%, 6/17/19	250,000	248,393
Toronto-Dominion Bank (The)
2.250%, 11/5/19	150,000	149,218
1.800%, 7/13/21	250,000	239,781
US Bancorp
2.200%, 4/25/19	150,000	149,164
2.950%, 7/15/22	150,000	148,598
Series V
2.375%, 7/22/26	150,000	136,295
US Bank NA
2.125%, 10/28/19	250,000	247,543
Wells Fargo & Co.
2.600%, 7/22/20	105,000	103,642
2.550%, 12/7/20	350,000	344,141
3.500%, 3/8/22	100,000	100,341
3.069%, 1/24/23	250,000	245,274
4.125%, 8/15/23	100,000	101,372
3.300%, 9/9/24	250,000	244,035
3.000%, 4/22/26	200,000	187,315
3.000%, 10/23/26	150,000	140,537
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	250,000	243,948
Series M
3.450%, 2/13/23	100,000	98,598
Series S
(ICE LIBOR USD 3 Month + 3.11%), 5.900%, 6/15/24(k)(y)	900,000	922,500
Westpac Banking Corp.
2.150%, 3/6/20	250,000	246,007
2.700%, 8/19/26	250,000	231,481

		45,489,854

Capital Markets (0.7%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	104,273
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	200,000	198,405
4.150%, 2/1/21	100,000	103,001
3.550%, 9/23/21	100,000	101,286
2.200%, 8/16/23	250,000	235,803
Brookfield Finance, Inc.
4.250%, 6/2/26	100,000	100,592
Credit Suisse AG
5.400%, 1/14/20	100,000	103,491
4.375%, 8/5/20	250,000	256,820
3.625%, 9/9/24	250,000	248,515
Deutsche Bank AG
3.375%, 5/12/21	200,000	197,707
3.700%, 5/30/24	250,000	241,349
Goldman Sachs Group, Inc. (The)
2.550%, 10/23/19	250,000	249,008
2.750%, 9/15/20	45,000	44,547
5.750%, 1/24/22	250,000	270,344
3.000%, 4/26/22	250,000	245,315
3.625%, 1/22/23	150,000	150,596
4.000%, 3/3/24	250,000	253,685
4.250%, 10/21/25	200,000	200,215
3.850%, 1/26/27	250,000	246,193
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	200,000	194,376
Intercontinental Exchange, Inc.
2.750%, 12/1/20	40,000	39,769
4.000%, 10/15/23	100,000	103,695
Invesco Finance plc
3.750%, 1/15/26	100,000	100,493
Jefferies Group LLC
8.500%, 7/15/19	75,000	79,888
Moody’s Corp.
4.500%, 9/1/22	50,000	52,379
Morgan Stanley
7.300%, 5/13/19	200,000	209,365
2.375%, 7/23/19	150,000	149,007
2.800%, 6/16/20	140,000	139,003
5.750%, 1/25/21	250,000	266,591
2.625%, 11/17/21	250,000	243,468
2.750%, 5/19/22	200,000	195,138
4.875%, 11/1/22	100,000	104,507
3.125%, 1/23/23(x)	100,000	98,574
3.750%, 2/25/23	100,000	101,110
4.100%, 5/22/23	100,000	101,165
3.700%, 10/23/24	150,000	148,985
3.875%, 1/27/26	200,000	199,570
3.125%, 7/27/26	150,000	141,638
3.625%, 1/20/27	100,000	97,757
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	96,764
Series F
3.875%, 4/29/24	100,000	100,595
Series J
(ICE LIBOR USD 3 Month + 3.81%), 5.550%, 7/15/20(k)(y)	700,000	718,410
Nasdaq, Inc.
3.850%, 6/30/26	150,000	147,447
S&P Global, Inc.
3.300%, 8/14/20	50,000	50,330
State Street Corp.
4.375%, 3/7/21	150,000	156,461
3.300%, 12/16/24	95,000	93,780
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	248,217
UBS AG
2.350%, 3/26/20	250,000	246,503

		8,176,130

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Finance (0.4%)
AerCap Ireland Capital DAC
4.250%, 7/1/20	$250,000	$254,651
3.950%, 2/1/22	150,000	150,513
3.300%, 1/23/23	250,000	243,106
American Express Co.
2.650%, 12/2/22	212,000	205,372
3.400%, 2/27/23	250,000	249,143
3.625%, 12/5/24	150,000	149,385
American Honda Finance Corp.
2.450%, 9/24/20	250,000	247,275
Capital One Financial Corp.
4.750%, 7/15/21	100,000	104,366
3.500%, 6/15/23	200,000	197,823
3.750%, 7/28/26	150,000	142,952
Caterpillar Financial Services Corp.
2.100%, 6/9/19	250,000	248,606
Discover Financial Services
3.850%, 11/21/22	100,000	99,875
Ford Motor Credit Co. LLC
5.875%, 8/2/21	200,000	213,762
4.134%, 8/4/25	200,000	196,819
General Motors Financial Co., Inc.
3.700%, 11/24/20	165,000	166,066
4.000%, 1/15/25	250,000	246,481
5.250%, 3/1/26	150,000	158,018
4.350%, 1/17/27	200,000	198,650
HSBC USA, Inc.
2.350%, 3/5/20	500,000	492,502
John Deere Capital Corp.
2.050%, 3/10/20	100,000	98,530
2.800%, 3/6/23	250,000	244,892
Synchrony Financial
3.000%, 8/15/19	250,000	249,500
3.750%, 8/15/21	75,000	75,679
4.250%, 8/15/24	100,000	99,356
Toyota Motor Credit Corp.
2.150%, 3/12/20	180,000	177,725
2.750%, 5/17/21	250,000	248,103
2.150%, 9/8/22	150,000	143,968

		5,303,118

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc.
2.750%, 3/15/23	95,000	93,406
3.125%, 3/15/26	200,000	194,974
Boeing Capital Corp.
4.700%, 10/27/19	100,000	103,282
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	283,000	276,390
Leucadia National Corp.
5.500%, 10/18/23	100,000	102,480
National Rural Utilities Cooperative Finance Corp.
2.300%, 11/15/19	200,000	198,505
Shell International Finance BV
2.375%, 8/21/22	250,000	243,582
3.400%, 8/12/23	100,000	100,881
3.250%, 5/11/25	140,000	138,289

		1,451,789

Insurance (0.2%)
Aflac, Inc.
3.250%, 3/17/25	150,000	146,969
Allstate Corp. (The)
3.150%, 6/15/23	100,000	100,122
American International Group, Inc.
3.375%, 8/15/20	150,000	150,623
3.300%, 3/1/21	55,000	55,044
3.900%, 4/1/26	200,000	197,694
Aon Corp.
5.000%, 9/30/20	50,000	52,223
Aon plc
3.875%, 12/15/25	150,000	150,897
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	100,000	103,756
Brighthouse Financial, Inc.
3.700%, 6/22/27§	100,000	92,648
Chubb INA Holdings, Inc.
3.350%, 5/15/24	250,000	249,531
CNA Financial Corp.
5.875%, 8/15/20	100,000	106,148
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20	150,000	157,411
Lincoln National Corp.
4.850%, 6/24/21	50,000	52,725
Loews Corp.
3.750%, 4/1/26	150,000	151,242
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	157,766
3.500%, 6/3/24	150,000	149,362
MetLife, Inc.
4.750%, 2/8/21	100,000	104,277
3.600%, 4/10/24	250,000	250,180
Progressive Corp. (The)
3.750%, 8/23/21	50,000	51,269
Prudential Financial, Inc.
7.375%, 6/15/19	200,000	210,711
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	150,000	157,875
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	105,227

		2,953,700

Thrifts & Mortgage Finance (0.0%)
BPCE SA
2.500%, 7/15/19	250,000	248,618

Total Financials		63,623,209

Health Care (4.7%)
Biotechnology (0.2%)
AbbVie, Inc.
2.900%, 11/6/22	200,000	195,088
3.600%, 5/14/25	185,000	182,263
Amgen, Inc.
3.450%, 10/1/20	150,000	151,464
2.700%, 5/1/22	110,000	107,317
3.625%, 5/22/24	250,000	250,682
Biogen, Inc.
3.625%, 9/15/22	100,000	100,915
4.050%, 9/15/25	40,000	40,953
Celgene Corp.
3.950%, 10/15/20	100,000	101,821
3.875%, 8/15/25	250,000	247,637
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	104,345
3.250%, 9/1/22	40,000	40,089
2.500%, 9/1/23	250,000	240,655

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.700%, 4/1/24	$100,000	$101,590

		1,864,819

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
2.550%, 3/15/22	175,000	170,234
3.750%, 11/30/26	250,000	247,882
Becton Dickinson and Co.
2.675%, 12/15/19	250,000	248,550
3.734%, 12/15/24	25,000	24,516
3.700%, 6/6/27	150,000	144,675
Boston Scientific Corp.
3.850%, 5/15/25	150,000	151,158
Koninklijke Philips NV
3.750%, 3/15/22	100,000	101,821
Mallinckrodt International Finance SA
5.750%, 8/1/22(x)§	5,000,000	4,337,500
5.625%, 10/15/23(x)§	600,000	483,000
5.500%, 4/15/25(x)§	1,000,000	776,300
Medtronic, Inc.
4.125%, 3/15/21	100,000	103,082
3.150%, 3/15/22	80,000	79,890
3.500%, 3/15/25	150,000	149,997
Stryker Corp.
3.375%, 5/15/24	150,000	149,770
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	200,000	196,592

		7,364,967

Health Care Providers & Services (2.9%)
Aetna, Inc.
2.750%, 11/15/22	150,000	144,366
3.500%, 11/15/24	150,000	147,715
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	148,715
Anthem, Inc.
2.250%, 8/15/19	225,000	222,561
3.125%, 5/15/22	150,000	148,058
3.350%, 12/1/24	150,000	145,632
Cardinal Health, Inc.
3.079%, 6/15/24	250,000	238,709
CHS/Community Health Systems, Inc.
8.000%, 11/15/19(x)	5,800,000	5,220,000
6.875%, 2/1/22(x)	8,800,000	5,093,440
6.250%, 3/31/23	5,000,000	4,606,500
Cigna Corp.
4.500%, 3/15/21	150,000	155,110
Community Health Systems, Inc.
7.125%, 7/15/20(x)	2,500,000	2,031,250
DaVita, Inc.
5.125%, 7/15/24	1,100,000	1,071,125
Express Scripts Holding Co.
4.750%, 11/15/21	150,000	156,438
3.400%, 3/1/27(x)	250,000	234,534
HCA, Inc.
7.500%, 2/15/22	3,200,000	3,516,000
5.875%, 5/1/23	1,500,000	1,548,750
Laboratory Corp. of America Holdings
3.200%, 2/1/22	75,000	74,579
McKesson Corp.
3.796%, 3/15/24	100,000	99,532
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	102,315
Tenet Healthcare Corp.
8.125%, 4/1/22	5,000,000	5,212,500
6.750%, 6/15/23(x)	5,000,000	4,900,000
5.125%, 5/1/25(x)§	800,000	769,040
UnitedHealth Group, Inc.
2.875%, 12/15/21	65,000	64,338
3.350%, 7/15/22	250,000	250,641
3.750%, 7/15/25	150,000	152,123

		36,453,971

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	101,722
Life Technologies Corp.
5.000%, 1/15/21	100,000	105,036
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	50,000	50,656
3.300%, 2/15/22	100,000	99,873

		357,287

Pharmaceuticals (1.0%)
Allergan Finance LLC
3.250%, 10/1/22	150,000	146,775
Allergan Funding SCS
3.450%, 3/15/22	250,000	248,041
3.800%, 3/15/25	150,000	147,357
AstraZeneca plc
3.375%, 11/16/25	200,000	197,511
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	95,872
Endo Dac
6.000%, 2/1/25§	2,000,000	1,440,000
Endo Finance LLC
5.750%, 1/15/22§	1,000,000	821,300
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	100,000	97,785
Horizon Pharma, Inc.
6.625%, 5/1/23	1,000,000	995,000
Johnson & Johnson
2.450%, 12/5/21	150,000	148,182
2.050%, 3/1/23	35,000	33,671
3.375%, 12/5/23	100,000	101,969
Merck & Co., Inc.
1.850%, 2/10/20	250,000	246,760
2.350%, 2/10/22	45,000	44,092
2.400%, 9/15/22	150,000	146,454
Mylan NV
3.950%, 6/15/26	100,000	96,962
Novartis Capital Corp.
3.400%, 5/6/24	100,000	100,752
Pfizer, Inc.
2.100%, 5/15/19	250,000	249,121
3.400%, 5/15/24	100,000	100,854
Sanofi
4.000%, 3/29/21	75,000	77,029
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	365,000	339,913
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20§	1,769,000	1,780,056
6.500%, 3/15/22§	600,000	618,750
5.875%, 5/15/23§	2,100,000	1,858,500
7.000%, 3/15/24§	900,000	938,250
6.125%, 4/15/25§	1,600,000	1,372,000
Zoetis, Inc.
3.250%, 2/1/23	150,000	148,518

		12,591,474

Total Health Care		58,632,518

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (1.2%)
Aerospace & Defense (0.1%)
Embraer Netherlands Finance BV
5.400%, 2/1/27	$150,000	$158,490
General Dynamics Corp.
3.875%, 7/15/21	100,000	102,819
Harris Corp.
2.700%, 4/27/20	150,000	148,628
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	153,346
3.550%, 1/15/26	150,000	149,028
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	101,424
2.930%, 1/15/25	150,000	144,236
3.250%, 1/15/28	150,000	143,077
Precision Castparts Corp.
2.500%, 1/15/23	75,000	72,941
Textron, Inc.
4.300%, 3/1/24	100,000	103,563
TransDigm, Inc.
6.000%, 7/15/22	100,000	101,625
United Technologies Corp.
3.100%, 6/1/22	50,000	49,508
2.800%, 5/4/24	250,000	238,867

		1,667,552

Air Freight & Logistics (0.5%)
FedEx Corp.
2.300%, 2/1/20	85,000	84,048
2.625%, 8/1/22	50,000	49,059
United Parcel Service, Inc.
3.125%, 1/15/21	200,000	201,617
XPO Logistics, Inc.
6.500%, 6/15/22§	5,000,000	5,162,500

		5,497,224

Building Products (0.0%)
Masco Corp.
4.450%, 4/1/25	100,000	101,938

Commercial Services & Supplies (0.1%)
Pitney Bowes, Inc.
4.625%, 3/15/24(x)	100,000	93,130
Republic Services, Inc.
5.250%, 11/15/21	100,000	106,889
West Corp.
8.500%, 10/15/25§	1,000,000	967,500

		1,167,519

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	148,119
Eaton Corp.
2.750%, 11/2/22	150,000	146,817
Emerson Electric Co.
2.625%, 2/15/23	150,000	146,004

		440,940

Industrial Conglomerates (0.1%)
General Electric Co.
4.625%, 1/7/21	101,000	104,406
3.150%, 9/7/22	100,000	98,413
2.700%, 10/9/22	250,000	241,600
3.100%, 1/9/23	150,000	146,860
Honeywell International, Inc.
1.850%, 11/1/21	250,000	240,795
Ingersoll-Rand Luxembourg Finance SA
2.625%, 5/1/20	250,000	247,964
Roper Technologies, Inc.
3.125%, 11/15/22	100,000	98,969

		1,179,007

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	97,895
Deere & Co.
4.375%, 10/16/19	150,000	153,823
2.600%, 6/8/22	100,000	97,803
Flowserve Corp.
4.000%, 11/15/23	100,000	100,124
Illinois Tool Works, Inc.
3.500%, 3/1/24	150,000	152,730
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	98,847

		701,222

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
3.750%, 4/1/24	25,000	25,723
3.400%, 9/1/24	250,000	251,446
CSX Corp.
3.350%, 11/1/25	250,000	244,523
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	41,451
Ryder System, Inc.
2.500%, 5/11/20	65,000	64,290
Union Pacific Corp.
3.250%, 8/15/25	150,000	148,840

		776,273

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.875%, 4/1/21	150,000	152,602
3.250%, 3/1/25	150,000	143,093
United Rentals North America, Inc.
5.750%, 11/15/24	2,125,000	2,212,338

		2,508,033

Total Industrials		14,039,708

Information Technology (1.5%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.450%, 1/15/20	250,000	257,732
3.625%, 3/4/24	150,000	153,615
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	51,920
Motorola Solutions, Inc.
3.500%, 9/1/21	250,000	250,966

		714,233

Internet Software & Services (0.1%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	250,000	248,038
3.600%, 11/28/24(x)	200,000	198,195
eBay, Inc.
2.200%, 8/1/19	150,000	148,509
3.250%, 10/15/20	50,000	50,240
2.600%, 7/15/22	100,000	96,843

		741,825

IT Services (0.4%)
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	55,000	53,075
DXC Technology Co.
4.450%, 9/18/22	100,000	103,384

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Fidelity National Information Services, Inc.
3.500%, 4/15/23	$100,000	$99,729
5.000%, 10/15/25	200,000	214,899
First Data Corp.
7.000%, 12/1/23§	3,400,000	3,568,980
Fiserv, Inc.
4.750%, 6/15/21	100,000	104,731
IBM Credit LLC
3.000%, 2/6/23	250,000	247,133
International Business Machines Corp.
3.375%, 8/1/23	150,000	150,796
3.450%, 2/19/26(x)	150,000	149,819
Mastercard, Inc.
3.375%, 4/1/24	50,000	50,460
Visa, Inc.
2.200%, 12/14/20	350,000	344,459
2.800%, 12/14/22	115,000	113,284
2.750%, 9/15/27	150,000	141,448

		5,342,197

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.300%, 6/15/21	100,000	104,271
Broadcom Corp.
3.875%, 1/15/27	350,000	340,252
Intel Corp.
3.300%, 10/1/21	100,000	101,539
2.700%, 12/15/22	150,000	148,009
3.150%, 5/11/27	150,000	146,492
KLA-Tencor Corp.
4.125%, 11/1/21	135,000	139,389
Lam Research Corp.
3.800%, 3/15/25	60,000	60,220
QUALCOMM, Inc.
2.600%, 1/30/23	250,000	238,842
3.450%, 5/20/25	150,000	146,971
Texas Instruments, Inc.
1.750%, 5/1/20	150,000	147,042

		1,573,027

Software (0.4%)
Adobe Systems, Inc.
3.250%, 2/1/25	200,000	198,202
BMC Software Finance, Inc.
8.125%, 7/15/21§	2,500,000	2,487,500
Microsoft Corp.
4.000%, 2/8/21	150,000	155,365
2.375%, 2/12/22	145,000	142,196
2.650%, 11/3/22	110,000	108,537
2.000%, 8/8/23	135,000	127,937
2.400%, 8/8/26	250,000	232,270
3.300%, 2/6/27	250,000	247,815
Oracle Corp.
2.250%, 10/8/19	250,000	248,793
2.500%, 5/15/22	150,000	146,832
2.500%, 10/15/22	200,000	194,718
2.400%, 9/15/23	150,000	143,279
2.650%, 7/15/26	250,000	232,635
VMware, Inc.
2.950%, 8/21/22	150,000	143,693

		4,809,772

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
2.250%, 2/23/21	500,000	492,282
2.150%, 2/9/22	150,000	145,718
2.850%, 2/23/23	110,000	109,058
3.000%, 2/9/24	150,000	147,880
3.450%, 5/6/24	250,000	252,015
3.200%, 5/13/25	115,000	113,733
3.350%, 2/9/27	250,000	246,724
3.000%, 11/13/27	200,000	191,451
Dell International LLC
4.420%, 6/15/21§	800,000	820,656
5.450%, 6/15/23§	1,800,000	1,907,402
6.020%, 6/15/26§	95,000	102,072
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	150,000	155,753
HP, Inc.
4.050%, 9/15/22	200,000	206,204
Seagate HDD Cayman
4.750%, 6/1/23	75,000	75,595
4.875%, 6/1/27	100,000	95,101
Xerox Corp.
2.750%, 9/1/20(x)	67,000	65,854
4.500%, 5/15/21	150,000	153,404
4.070%, 3/17/22	6,000	6,033

		5,286,935

Total Information Technology		18,467,989

Materials (1.1%)
Chemicals (0.1%)
Agrium, Inc.
3.150%, 10/1/22	50,000	49,575
3.375%, 3/15/25	150,000	145,598
Albemarle Corp.
4.150%, 12/1/24	200,000	206,532
Dow Chemical Co. (The)
8.550%, 5/15/19	150,000	159,073
3.000%, 11/15/22	150,000	147,290
Eastman Chemical Co.
2.700%, 1/15/20	250,000	248,123
3.600%, 8/15/22	100,000	100,426
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	216,372
Monsanto Co.
2.750%, 7/15/21	60,000	59,020
Sherwin-Williams Co. (The)
3.450%, 6/1/27	250,000	239,452

		1,571,461

Containers & Packaging (0.4%)
Ardagh Packaging Finance plc
7.250%, 5/15/24§	1,100,000	1,170,180
BWAY Holding Co.
5.500%, 4/15/24§	2,000,000	2,010,000
7.250%, 4/15/25§	1,700,000	1,736,125
International Paper Co.
4.750%, 2/15/22	124,000	130,283
3.650%, 6/15/24	150,000	149,342

		5,195,930

Metals & Mining (0.6%)
FMG Resources August 2006 Pty. Ltd.
9.750%, 3/1/22§	4,000,000	4,382,500
5.125%, 5/15/24(x)§	2,200,000	2,172,500
Newmont Mining Corp.
3.500%, 3/15/22	100,000	99,753
Vale Overseas Ltd.
4.375%, 1/11/22(x)	48,000	48,991
6.250%, 8/10/26	150,000	167,483

		6,871,227

Total Materials		13,638,618

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	$150,000	$146,588
American Tower Corp. (REIT)
5.050%, 9/1/20	75,000	78,158
3.500%, 1/31/23	150,000	148,977
3.550%, 7/15/27	150,000	141,933
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	100,000	98,077
Boston Properties LP (REIT)
5.625%, 11/15/20	70,000	74,117
3.850%, 2/1/23	100,000	101,920
3.200%, 1/15/25	250,000	240,356
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	150,000	145,814
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	250,000	254,008
DDR Corp. (REIT)
4.250%, 2/1/26	100,000	98,889
Equinix, Inc. (REIT)
5.375%, 5/15/27	2,000,000	2,027,500
ERP Operating LP (REIT)
4.625%, 12/15/21	150,000	157,161
Essex Portfolio LP (REIT)
3.875%, 5/1/24	250,000	251,489
HCP, Inc. (REIT)
5.375%, 2/1/21	24,000	25,343
3.875%, 8/15/24	150,000	149,140
Hospitality Properties Trust (REIT)
5.250%, 2/15/26	100,000	103,978
Iron Mountain, Inc. (REIT)
5.750%, 8/15/24	2,000,000	1,942,500
Kimco Realty Corp. (REIT)
2.800%, 10/1/26	150,000	134,122
Liberty Property LP (REIT)
4.125%, 6/15/22	100,000	102,780
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	250,000	251,095
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	150,000	149,362
Realty Income Corp. (REIT)
3.250%, 10/15/22	150,000	148,349
Senior Housing Properties Trust (REIT)
3.250%, 5/1/19	150,000	150,096
Simon Property Group LP (REIT)
3.500%, 9/1/25	150,000	147,875
Ventas Realty LP (REIT)
4.750%, 6/1/21	100,000	104,582
4.250%, 3/1/22	100,000	102,845
Welltower, Inc. (REIT)
4.000%, 6/1/25	150,000	150,494
WP Carey, Inc. (REIT)
4.250%, 10/1/26	100,000	98,865

Total Real Estate		7,726,413

Telecommunication Services (1.7%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
3.000%, 2/15/22	100,000	98,600
3.200%, 3/1/22	500,000	496,402
3.800%, 3/15/22	100,000	101,442
3.000%, 6/30/22	75,000	73,551
4.450%, 4/1/24	150,000	154,655
3.950%, 1/15/25	100,000	99,869
3.400%, 5/15/25	250,000	240,103
3.900%, 8/14/27	200,000	200,618
CCO Holdings LLC
5.125%, 2/15/23	1,000,000	1,001,250
5.750%, 1/15/24	1,000,000	1,013,750
5.000%, 2/1/28§	500,000	468,150
Telefonica Emisiones SAU
4.570%, 4/27/23	150,000	157,284
Verizon Communications, Inc.
3.000%, 11/1/21	250,000	247,542
2.946%, 3/15/22	255,000	250,791
2.450%, 11/1/22	200,000	192,302
3.376%, 2/15/25	249,000	243,927
4.125%, 3/16/27	250,000	252,934
Virgin Media Secured Finance plc
5.500%, 1/15/25§	2,000,000	1,965,000

		7,258,170

Wireless Telecommunication Services (1.1%)
America Movil SAB de CV
5.000%, 3/30/20	200,000	206,364
Sprint Communications, Inc.
7.000%, 8/15/20	1,000,000	1,044,700
11.500%, 11/15/21	2,500,000	2,914,062
6.000%, 11/15/22	2,000,000	1,967,500
Sprint Corp.
7.875%, 9/15/23	4,700,000	4,794,000
7.625%, 3/1/26	1,000,000	977,500
Sprint Spectrum Co. LLC
5.152%, 3/20/28(b)§	1,500,000	1,506,150
Vodafone Group plc
5.450%, 6/10/19	200,000	206,266
2.950%, 2/19/23	150,000	146,001

		13,762,543

Total Telecommunication Services		21,020,713

Utilities (1.9%)
Electric Utilities (0.3%)
Arizona Public Service Co.
3.150%, 5/15/25	150,000	147,227
Commonwealth Edison Co.
3.400%, 9/1/21	100,000	101,148
2.550%, 6/15/26	150,000	139,973
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	150,000	145,361
DTE Electric Co.
3.450%, 10/1/20	100,000	101,077
Duke Energy Corp.
5.050%, 9/15/19	165,000	169,667
3.150%, 8/15/27	200,000	188,682
Duke Energy Indiana LLC
3.750%, 7/15/20	100,000	102,017
Entergy Corp.
5.125%, 9/15/20	50,000	52,082
Entergy Louisiana LLC
2.400%, 10/1/26	150,000	136,924

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FirstEnergy Corp.
Series B
3.900%, 7/15/27	$150,000	$147,011
Florida Power & Light Co.
3.250%, 6/1/24	150,000	150,537
LG&E & KU Energy LLC
3.750%, 11/15/20	100,000	102,179
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19	200,000	199,086
Northern States Power Co.
2.150%, 8/15/22	100,000	96,518
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	100,569
3.750%, 2/15/24	100,000	100,322
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	77,780
3.950%, 3/15/24	100,000	102,169
Progress Energy, Inc.
4.400%, 1/15/21	100,000	102,695
Southern California Edison Co.
3.875%, 6/1/21	50,000	51,255
Southern Co. (The)
2.150%, 9/1/19	150,000	148,585
2.750%, 6/15/20	150,000	149,028
3.250%, 7/1/26	250,000	237,427
Virginia Electric & Power Co.
Series A
3.100%, 5/15/25	200,000	195,109
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	50,044
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	102,857

		3,397,329

Gas Utilities (0.0%)
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	150,000	147,403

Independent Power and Renewable Electricity Producers (1.5%)
Calpine Corp.
5.375%, 1/15/23(x)	3,000,000	2,871,900
5.750%, 1/15/25(x)	6,000,000	5,490,000
Dynegy, Inc.
6.750%, 11/1/19	3,781,000	3,837,715
7.375%, 11/1/22	2,000,000	2,107,600
InterGen NV
7.000%, 6/30/23§	5,000,000	5,000,000

		19,307,215

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	250,000	254,888
Consumers Energy Co.
2.850%, 5/15/22	50,000	49,449
3.375%, 8/15/23	100,000	100,170
Puget Energy, Inc.
3.650%, 5/15/25	150,000	148,469
San Diego Gas & Electric Co.
Series NNN
3.600%, 9/1/23	150,000	152,479
Sempra Energy
3.550%, 6/15/24	250,000	248,762

		954,217

Total Utilities		23,806,164

Total Corporate Bonds		314,440,569

Foreign Government Securities (0.6%)
Export Development Canada
1.625%, 1/17/20	500,000	492,912
Export-Import Bank of Korea
1.875%, 10/21/21	250,000	237,758
4.000%, 1/14/24	250,000	255,380
FMS Wertmanagement AoeR
1.750%, 1/24/20	250,000	246,822
Japan Bank for International Cooperation
1.750%, 5/29/19	300,000	297,529
1.500%, 7/21/21	500,000	477,808
2.750%, 1/21/26	250,000	243,859
Province of British Columbia
2.000%, 10/23/22	200,000	192,621
Province of Manitoba
2.125%, 6/22/26	250,000	229,599
Province of Ontario
2.400%, 2/8/22	350,000	342,703
2.450%, 6/29/22(x)	150,000	146,672
Province of Quebec
2.750%, 8/25/21	200,000	199,409
2.625%, 2/13/23	200,000	197,437
2.875%, 10/16/24	100,000	98,765
Republic of Chile
3.125%, 1/21/26	200,000	196,250
Republic of Colombia
4.000%, 2/26/24	200,000	201,850
3.875%, 4/25/27	250,000	246,562
Republic of Hungary
6.375%, 3/29/21	500,000	545,000
Republic of Italy
6.875%, 9/27/23	100,000	116,953
Republic of Panama
4.000%, 9/22/24	200,000	205,000
Republic of Philippines
6.500%, 1/20/20	250,000	265,625
10.625%, 3/16/25	150,000	216,563
Republic of Poland
6.375%, 7/15/19	150,000	157,125
5.000%, 3/23/22	150,000	160,312
4.000%, 1/22/24	100,000	104,000
Republic of Uruguay
4.500%, 8/14/24	250,000	263,125
Svensk Exportkredit AB
1.750%, 5/18/20	500,000	491,303
United Mexican States
4.000%, 10/2/23(x)	250,000	256,500
4.125%, 1/21/26(x)	250,000	253,875

Total Foreign Government Securities		7,339,317

Loan Participations (2.0%)
Consumer Discretionary (0.6%)
Household Durables (0.1%)
Securus, Inc.
(ICE LIBOR USD 1 Month + 8.25%), 10.127%, 11/1/25(k)	700,000	706,650

Media (0.2%)
iHeartCommunications, Inc.
(ICE LIBOR USD 3 Month + 6.75%), 9.052%, 1/30/19(k)	2,539,722	2,019,475
(ICE LIBOR USD 3 Month + 7.50%), 9.802%, 7/30/19(k)	816,818	647,036

		2,666,511

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Multiline Retail (0.3%)
Belk, Inc.
(ICE LIBOR USD 3 Month + 4.75%), 6.458%, 12/12/22(k)	$4,895,107	$4,237,762

Total Consumer Discretionary		7,610,923

Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
BJ’s Wholesale Club, Inc.
(ICE LIBOR USD 1 Month + 3.50%), 5.191%, 2/3/24(k)	795,990	794,904
(ICE LIBOR USD 1 Month + 7.50%), 9.191%, 1/27/25(k)	700,000	701,532

		1,496,436

Total Consumer Staples		1,496,436

Health Care (0.3%)
Health Care Providers & Services (0.0%)
Community Health Systems, Inc.
(ICE LIBOR USD 3 Month + 3.00%), 4.984%, 1/27/21(k)	341,345	327,692

Pharmaceuticals (0.3%)
Amneal Pharmaceuticals LLC
(ICE LIBOR USD 6 Month + 0.00%), 0.000%, 3/21/25(k)	3,000,000	3,002,499

Total Health Care		3,330,191

Industrials (0.2%)
Commercial Services & Supplies (0.1%)
West Corp.
(ICE LIBOR USD 1 Month + 4.00%), 5.877%, 10/10/24(k)	879,679	885,666

Electrical Equipment (0.1%)
Cortes NP Acquisition Corp.
(ICE LIBOR USD 1 Month + 4.00%), 5.670%, 11/30/23(k)	902,586	909,356

Total Industrials		1,795,022

Information Technology (0.5%)
Internet Software & Services (0.3%)
Internet Brands, Inc.
(ICE LIBOR USD 1 Month + 3.75%), 5.527%, 7/8/21(k)	3,388,185	3,386,772
(ICE LIBOR USD 1 Month + 7.50%), 9.277%, 8/16/25(k)	1,000,000	1,008,750

		4,395,522

Software (0.2%)
Misys Ltd.
(ICE LIBOR USD 3 Month + 3.50%), 5.484%, 6/16/24(k)	1,990,000	1,987,236

Total Information Technology		6,382,758

Utilities (0.3%)
Independent Power and Renewable Electricity Producers (0.3%)
InterGen NV
(ICE LIBOR USD 3 Month + 4.50%), 6.240%, 6/12/20(k)	795,822	796,817
Talen Energy Supply LLC
(ICE LIBOR USD 1 Month + 4.00%), 5.877%, 7/15/23(k)	990,000	972,262
(ICE LIBOR USD 1 Month + 4.00%), 5.877%, 4/15/24(k)	1,976,000	1,937,468

Total Utilities		3,706,547

Total Loan Participations		24,321,877

Municipal Bond (0.0%)
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/20	50,000	47,315

Total Municipal Bond		47,315

Supranational (0.7%)
Asian Development Bank
1.875%, 4/12/19	250,000	248,897
1.625%, 3/16/21	500,000	485,831
2.375%, 8/10/27	150,000	143,145
2.500%, 11/2/27	200,000	192,794
Council of Europe Development Bank
1.625%, 3/10/20	500,000	492,100
European Bank for Reconstruction & Development
2.125%, 3/7/22	350,000	342,359
European Investment Bank
1.750%, 6/17/19	500,000	496,422
1.625%, 3/16/20	500,000	491,757
4.000%, 2/16/21	200,000	207,504
2.375%, 5/13/21	750,000	743,426
2.125%, 4/13/26	500,000	472,060
2.375%, 5/24/27	200,000	190,949
Inter-American Development Bank
1.250%, 10/15/19	250,000	245,713
1.750%, 10/15/19	500,000	495,174
3.875%, 2/14/20	150,000	153,914
3.000%, 10/4/23	250,000	252,332
2.375%, 7/7/27	150,000	143,816
International Bank for Reconstruction & Development
0.875%, 8/15/19	750,000	735,163
1.625%, 3/9/21	250,000	243,174
2.250%, 6/24/21	500,000	494,121
2.000%, 1/26/22	500,000	487,469
2.125%, 2/13/23	200,000	194,008
1.875%, 10/27/26	150,000	138,048
International Finance Corp.
1.750%, 9/16/19	250,000	247,678

Total Supranational		8,337,854

U.S. Government Agency Securities (0.6%)
FHLB
1.125%, 6/21/19	2,000,000	1,974,048
1.375%, 9/28/20	300,000	292,540
5.375%, 8/15/24	300,000	345,908
FHLMC
1.125%, 8/12/21	758,000	724,263
2.375%, 1/13/22	1,850,000	1,837,842

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
1.750%, 9/12/19	$2,000,000	$1,986,291
2.375%, 1/19/23	500,000	493,323
2.125%, 4/24/26	350,000	331,097

Total U.S. Government Agency Securities		7,985,312

U.S. Treasury Obligations (14.7%)
U.S. Treasury Bonds
8.125%, 8/15/19	1,704,000	1,840,703
8.500%, 2/15/20	592,000	660,317
7.125%, 2/15/23	1,800,000	2,175,205
7.625%, 2/15/25	1,600,000	2,097,172
6.000%, 2/15/26	500,000	616,875
6.500%, 11/15/26	1,300,000	1,678,219
6.375%, 8/15/27	1,000,000	1,301,914
6.125%, 11/15/27	1,500,000	1,928,437
U.S. Treasury Notes
1.625%, 4/30/19	800,000	795,426
3.125%, 5/15/19	900,000	909,158
1.125%, 5/31/19	1,000,000	987,827
1.500%, 5/31/19	2,500,000	2,480,664
1.250%, 6/30/19	1,290,000	1,275,135
1.625%, 6/30/19	500,000	496,545
0.875%, 7/31/19	500,000	491,372
1.625%, 7/31/19	1,000,000	992,529
1.000%, 8/31/19	2,000,000	1,966,055
1.250%, 8/31/19	690,000	680,694
1.750%, 9/30/19	2,200,000	2,184,435
1.250%, 10/31/19	200,000	196,930
1.000%, 11/15/19	1,750,000	1,715,445
3.375%, 11/15/19	1,065,000	1,083,970
1.000%, 11/30/19	1,100,000	1,077,624
1.500%, 11/30/19	3,000,000	2,963,247
1.750%, 11/30/19	1,500,000	1,487,512
1.375%, 12/15/19	2,500,000	2,462,732
1.125%, 12/31/19	1,500,000	1,471,201
1.625%, 12/31/19	1,000,000	989,185
3.625%, 2/15/20	995,000	1,019,370
1.250%, 2/29/20	4,000,000	3,923,164
1.375%, 2/29/20	800,000	786,520
2.250%, 2/29/20	3,000,000	2,998,623
1.125%, 3/31/20	2,200,000	2,149,812
1.375%, 3/31/20	1,500,000	1,473,091
1.500%, 4/15/20	3,000,000	2,952,275
1.375%, 4/30/20	800,000	784,789
3.500%, 5/15/20	3,450,000	3,533,049
1.375%, 5/31/20	450,000	440,996
1.625%, 6/30/20	400,000	393,883
2.000%, 7/31/20	500,000	496,250
2.625%, 8/15/20	1,325,000	1,333,398
1.375%, 8/31/20	1,100,000	1,074,938
1.375%, 9/30/20	1,500,000	1,464,478
2.000%, 9/30/20	1,100,000	1,090,568
1.375%, 10/31/20	1,700,000	1,657,915
1.625%, 11/30/20	1,100,000	1,078,956
1.750%, 12/31/20	3,500,000	3,442,066
3.625%, 2/15/21	850,000	879,177
1.125%, 2/28/21	1,000,000	964,404
2.000%, 2/28/21	2,000,000	1,977,871
1.250%, 3/31/21	1,500,000	1,450,459
3.125%, 5/15/21	4,500,000	4,593,735
1.375%, 5/31/21	2,000,000	1,935,820
1.125%, 6/30/21	1,300,000	1,247,086
2.125%, 6/30/21	800,000	792,187
2.250%, 7/31/21	2,480,400	2,464,922
2.125%, 8/15/21	1,550,000	1,533,001
1.125%, 9/30/21	1,500,000	1,432,881
2.125%, 9/30/21	1,000,000	988,506
1.250%, 10/31/21	700,000	670,852
2.000%, 11/15/21	3,000,000	2,951,484
1.750%, 11/30/21	4,000,000	3,897,851
1.875%, 11/30/21	2,000,000	1,958,809
2.000%, 12/31/21	1,000,000	982,402
2.125%, 12/31/21	750,000	740,647
1.500%, 1/31/22	600,000	578,238
1.750%, 2/28/22	400,000	388,992
1.875%, 2/28/22	2,200,000	2,148,674
1.750%, 3/31/22	2,500,000	2,429,370
1.875%, 3/31/22	500,000	488,062
1.750%, 4/30/22	1,000,000	970,683
1.875%, 4/30/22	1,300,000	1,267,805
1.750%, 5/15/22	1,000,000	970,469
1.750%, 5/31/22	300,000	290,938

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 6/30/22	$1,300,000	$1,259,908
2.125%, 6/30/22	2,800,000	2,755,403
1.875%, 7/31/22	3,500,000	3,406,108
2.000%, 7/31/22	1,100,000	1,076,561
1.625%, 8/31/22	1,800,000	1,732,096
1.875%, 8/31/22	3,000,000	2,917,968
1.750%, 9/30/22	3,500,000	3,383,071
1.875%, 9/30/22	600,000	583,108
2.000%, 11/30/22	3,500,000	3,416,328
2.125%, 12/31/22	1,500,000	1,471,172
1.750%, 1/31/23	200,000	192,666
2.375%, 1/31/23	1,000,000	991,846
1.500%, 3/31/23	700,000	665,000
2.500%, 3/31/23	2,000,000	1,993,906
1.750%, 5/15/23	2,000,000	1,920,156
1.625%, 5/31/23	1,000,000	953,760
2.500%, 8/15/23	500,000	497,656
1.375%, 8/31/23	500,000	469,224
1.375%, 9/30/23	1,000,000	937,188
2.750%, 11/15/23	650,000	654,621
2.125%, 11/30/23	500,000	487,026
2.750%, 2/15/24	1,200,000	1,207,594
2.500%, 5/15/24	3,500,000	3,470,606
2.000%, 6/30/24	800,000	769,758
2.125%, 7/31/24	1,000,000	968,848
2.375%, 8/15/24	2,500,000	2,457,764
2.250%, 11/15/24	1,800,000	1,753,154
2.250%, 12/31/24	500,000	486,729
2.000%, 2/15/25	3,790,000	3,626,556
2.750%, 2/28/25	1,500,000	1,506,328
2.125%, 5/15/25	1,000,000	963,076
2.000%, 8/15/25	3,000,000	2,859,053
2.250%, 11/15/25	1,800,000	1,742,414
1.625%, 2/15/26	3,800,000	3,506,094
1.625%, 5/15/26	1,400,000	1,287,891
1.500%, 8/15/26	1,850,000	1,679,471
2.000%, 11/15/26	200,000	188,652
2.250%, 2/15/27	1,300,000	1,249,638
2.375%, 5/15/27	2,700,000	2,620,081
2.250%, 8/15/27	2,100,000	2,013,683
2.250%, 11/15/27	1,400,000	1,341,088
2.750%, 2/15/28	2,300,000	2,301,078

Total U.S. Treasury Obligations		181,860,322

Total Long-Term Debt Securities (44.6%) (Cost $559,767,243)		553,623,187

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Industrials (0.1%)
Air Freight & Logistics (0.1%)
CEVA Holdings LLC, Series A-2
0.000%(r)*	1,408	730,032

Total Preferred Stock (0.1%) (Cost $1,958,220)		730,032

CONVERTIBLE PREFERRED STOCKS:
Financials (0.2%)
Banks (0.2%)
Wells Fargo & Co.,
Series L
7.500%	2,500	3,225,000

Total Financials		3,225,000

Industrials (0.0%)
Air Freight & Logistics (0.0%)
CEVA Holdings LLC,, Class A-1
0.000%(r)*	31	23,715

Total Industrials		23,715

Utilities (0.3%)
Electric Utilities (0.3%)
NextEra Energy, Inc.,
6.371%(x)	50,000	3,636,000

Total Utilities		3,636,000

Total Convertible Preferred Stocks (0.5%) (Cost $3,775,370)		6,884,715

COMMON STOCKS:
Consumer Discretionary (4.2%)
Auto Components (0.0%)
Aptiv plc	2,203	187,189
BorgWarner, Inc.	1,641	82,427
Goodyear Tire & Rubber Co. (The)	2,039	54,197

		323,813

Automobiles (1.5%)
Daimler AG (Registered)*	59,500	5,056,026
Ford Motor Co.	629,342	6,973,109
General Motors Co.	173,834	6,317,128
Harley-Davidson, Inc.(x)	1,393	59,732

		18,405,995

Distributors (0.0%)
Genuine Parts Co.	1,212	108,886
LKQ Corp.*	2,555	96,962

		205,848

Diversified Consumer Services (0.0%)
H&R Block, Inc.	1,679	42,663

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	3,379	221,595
Chipotle Mexican Grill, Inc.*	206	66,561
Darden Restaurants, Inc.	1,024	87,296
Hilton Worldwide Holdings, Inc.	1,678	132,159
Marriott International, Inc., Class A	2,538	345,117
McDonald’s Corp.	6,607	1,033,203
MGM Resorts International	4,221	147,819
Norwegian Cruise Line Holdings Ltd.*	1,942	102,868
Royal Caribbean Cruises Ltd.	1,419	167,073
Starbucks Corp.	11,675	675,866
Wyndham Worldwide Corp.	839	96,007
Wynn Resorts Ltd.	664	121,087
Yum Brands, Inc.	2,794	237,853

		3,434,504

Household Durables (0.1%)
DR Horton, Inc.	2,833	124,199
Garmin Ltd.	922	54,333
Leggett & Platt, Inc.	1,094	48,530
Lennar Corp., Class A	2,251	132,674
Mohawk Industries, Inc.*	524	121,683
Newell Brands, Inc.(x)	4,062	103,500
PulteGroup, Inc.	2,247	66,264
Whirlpool Corp.	595	91,100

		742,283

Internet & Direct Marketing Retail (0.6%)
Amazon.com, Inc.*	3,338	4,831,221
Booking Holdings, Inc.*	405	842,558

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Expedia Group, Inc.	1,015	$112,066
Netflix, Inc.*	3,605	1,064,737
TripAdvisor, Inc.(x)*	862	35,247

		6,885,829

Leisure Products (0.0%)
Hasbro, Inc.	939	79,158
Mattel, Inc.(x)	2,712	35,663

		114,821

Media (0.5%)
CBS Corp. (Non-Voting), Class B	2,778	142,761
Charter Communications, Inc., Class A*	1,534	477,412
Comcast Corp., Class A	91,056	3,111,384
Discovery Communications, Inc., Class A(x)*	1,151	24,666
Discovery Communications, Inc., Class C*	2,641	51,552
DISH Network Corp., Class A*	1,888	71,536
Interpublic Group of Cos., Inc. (The)	3,223	74,226
News Corp., Class A	2,971	46,942
News Corp., Class B	1,216	19,577
Omnicom Group, Inc.(x)	1,909	138,727
Time Warner, Inc.	6,451	610,136
Twenty-First Century Fox, Inc., Class A	8,992	329,916
Twenty-First Century Fox, Inc., Class B	3,389	123,258
Viacom, Inc., Class B	2,924	90,820
Walt Disney Co. (The)	12,514	1,256,906

		6,569,819

Multiline Retail (0.8%)
Dollar General Corp.	2,156	201,694
Dollar Tree, Inc.*	1,963	186,289
Kohl’s Corp.	1,395	91,386
Macy’s, Inc.	2,523	75,034
Nordstrom, Inc.	964	46,667
Target Corp.	133,402	9,262,101

		9,863,171

Specialty Retail (0.3%)
Advance Auto Parts, Inc.	612	72,553
AutoZone, Inc.*	227	147,253
Best Buy Co., Inc.	2,106	147,399
CarMax, Inc.*	1,509	93,467
Foot Locker, Inc.	1,106	50,367
Gap, Inc. (The)	1,803	56,254
Home Depot, Inc. (The)	9,673	1,724,115
L Brands, Inc.	2,045	78,139
Lowe’s Cos., Inc.	6,899	605,387
O’Reilly Automotive, Inc.*	704	174,156
Ross Stores, Inc.	3,192	248,912
Tiffany & Co.	844	82,425
TJX Cos., Inc. (The)	5,187	423,052
Tractor Supply Co.	1,039	65,478
Ulta Beauty, Inc.*	483	98,662

		4,067,619

Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc.(x)	3,028	55,776
Michael Kors Holdings Ltd.*	1,261	78,283
NIKE, Inc., Class B	10,720	712,237
PVH Corp.	643	97,369
Ralph Lauren Corp.	454	50,757
Tapestry, Inc.	2,359	124,107
Under Armour, Inc., Class A(x)*	1,671	27,321
Under Armour, Inc., Class C(x)*	1,343	19,272
VF Corp.	2,720	201,606

		1,366,728

Total Consumer Discretionary		52,023,093

Consumer Staples (3.5%)
Beverages (1.9%)
Anheuser-Busch InBev SA/NV (ADR)	57,000	6,266,580
Brown-Forman Corp., Class B	2,351	127,894
Coca-Cola Co. (The)	226,280	9,827,340
Constellation Brands, Inc., Class A	1,427	325,242
Dr Pepper Snapple Group, Inc.	1,496	177,097
Molson Coors Brewing Co., Class B	1,529	115,180
Monster Beverage Corp.*	3,411	195,143
PepsiCo, Inc.	54,896	5,991,898

		23,026,374

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	3,621	682,305
CVS Health Corp.	8,393	522,128
Kroger Co. (The)	7,089	169,711
Sysco Corp.	3,972	238,161
Walgreens Boots Alliance, Inc.	7,097	464,641
Walmart, Inc.	12,048	1,071,911

		3,148,857

Food Products (0.4%)
Archer-Daniels-Midland Co.	4,634	200,977
Campbell Soup Co.(x)	1,593	68,993
Conagra Brands, Inc.	3,388	124,949
General Mills, Inc.	4,710	212,233
Hershey Co. (The)	1,168	115,585
Hormel Foods Corp.(x)	2,232	76,602
JM Smucker Co. (The)	941	116,693
Kellogg Co.	2,061	133,986
Kraft Heinz Co. (The)	4,946	308,086
McCormick & Co., Inc. (Non-Voting)(x)	991	105,432
Mondelez International, Inc., Class A	12,385	516,826
Nestle SA (Registered)	40,000	3,166,656
Tyson Foods, Inc., Class A	2,466	180,487

		5,327,505

Household Products (0.4%)
Church & Dwight Co., Inc.	2,070	104,245
Clorox Co. (The)	1,068	142,161
Colgate-Palmolive Co.	7,276	521,544
Kimberly-Clark Corp.	2,914	320,919
Procter & Gamble Co. (The)	53,357	4,230,143

		5,319,012

Personal Products (0.0%)
Coty, Inc., Class A	3,915	71,645
Estee Lauder Cos., Inc. (The), Class A	1,856	277,880

		349,525

Tobacco (0.5%)
Altria Group, Inc.	15,812	985,404
Philip Morris International, Inc.	57,370	5,702,578

		6,687,982

Total Consumer Staples		43,859,255

Energy (4.3%)
Energy Equipment & Services (0.5%)
Baker Hughes a GE Co.	83,549	2,320,156

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Halliburton Co.	62,234	$2,921,264
Helmerich & Payne, Inc.	891	59,305
National Oilwell Varco, Inc.	3,151	115,988
Schlumberger Ltd.	11,480	743,674
TechnipFMC plc	3,635	107,051
Weatherford International plc(x)*	250,000	572,500

		6,839,938

Oil, Gas & Consumable Fuels (3.8%)
Anadarko Petroleum Corp.	49,541	2,992,772
Andeavor	1,189	119,566
Apache Corp.	3,169	121,943
BP plc (ADR)	125,000	5,067,500
Cabot Oil & Gas Corp.	3,846	92,227
Chevron Corp.	85,890	9,794,896
Cimarex Energy Co.	794	74,239
Concho Resources, Inc.*	1,238	186,109
ConocoPhillips	9,796	580,805
Devon Energy Corp.	4,365	138,763
EOG Resources, Inc.	4,802	505,507
EQT Corp.	2,034	96,635
Exxon Mobil Corp.	75,227	5,612,686
Hess Corp.	2,238	113,288
Kinder Morgan, Inc.	15,933	239,951
Marathon Oil Corp.	7,073	114,087
Marathon Petroleum Corp.	3,913	286,079
Newfield Exploration Co.*	1,567	38,266
Noble Energy, Inc.	4,041	122,442
Occidental Petroleum Corp.	78,352	5,089,746
ONEOK, Inc.	3,604	205,140
Phillips 66	3,408	326,895
Pioneer Natural Resources Co.	1,413	242,725
Range Resources Corp.(x)	1,750	25,445
Royal Dutch Shell plc (ADR), Class A	200,000	12,762,000
Valero Energy Corp.	3,628	336,570
Williams Cos., Inc. (The)	53,359	1,326,505

		46,612,787

Total Energy		53,452,725

Financials (5.8%)
Banks (4.1%)
Bank of America Corp.	424,220	12,722,358
BB&T Corp.	6,415	333,837
Citigroup, Inc.	21,224	1,432,620
Citizens Financial Group, Inc.	4,077	171,152
Comerica, Inc.	1,441	138,235
Fifth Third Bancorp	5,850	185,737
Huntington Bancshares, Inc.	8,992	135,779
JPMorgan Chase & Co.	120,433	13,244,017
KeyCorp	8,919	174,366
M&T Bank Corp.	1,212	223,444
People’s United Financial, Inc.	2,819	52,603
PNC Financial Services Group, Inc. (The)‡	3,943	596,339
Regions Financial Corp.	9,251	171,884
SunTrust Banks, Inc.	3,943	268,282
SVB Financial Group*	504	120,965
US Bancorp	118,063	5,962,182
Wells Fargo & Co.	289,617	15,178,827
Zions Bancorp	1,653	87,163

		51,199,790

Capital Markets (0.5%)
Affiliated Managers Group, Inc.	461	87,396
Ameriprise Financial, Inc.	1,226	181,374
Bank of New York Mellon Corp. (The)	8,288	427,081
BlackRock, Inc.‡	1,023	554,180
Cboe Global Markets, Inc.	940	107,254
Charles Schwab Corp. (The)	10,007	522,565
CME Group, Inc.	2,819	455,945
E*TRADE Financial Corp.*	2,243	124,285
Franklin Resources, Inc.	2,704	93,775
Goldman Sachs Group, Inc. (The)	2,931	738,202
Intercontinental Exchange, Inc.	4,845	351,359
Invesco Ltd.	3,372	107,938
Moody’s Corp.	1,377	222,110
Morgan Stanley	11,532	622,267
Nasdaq, Inc.	961	82,857
Northern Trust Corp.	1,778	183,365
Raymond James Financial, Inc.	1,062	94,953
S&P Global, Inc.	2,113	403,710
State Street Corp.	3,072	306,371
T. Rowe Price Group, Inc.	2,065	222,958

		5,889,945

Consumer Finance (0.1%)
American Express Co.	5,968	556,695
Capital One Financial Corp.	4,013	384,526
Discover Financial Services	3,009	216,437
Navient Corp.	2,473	32,446
Synchrony Financial	6,094	204,332

		1,394,436

Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc., Class B*	15,999	3,191,481
Leucadia National Corp.	2,602	59,143

		3,250,624

Insurance (0.9%)
Aflac, Inc.	6,368	278,664
Allstate Corp. (The)	2,891	274,067
American International Group, Inc.	7,450	405,429
Aon plc	2,071	290,623
Arthur J Gallagher & Co.	1,498	102,958
Assurant, Inc.	435	39,763
Brighthouse Financial, Inc.*	790	40,606
Chubb Ltd.	3,846	526,017
Cincinnati Financial Corp.	1,236	91,785
Everest Re Group Ltd.	340	87,319
Hartford Financial Services Group, Inc. (The)	2,956	152,293
Lincoln National Corp.	1,815	132,604
Loews Corp.	2,284	113,583
Marsh & McLennan Cos., Inc.	4,229	349,273
MetLife, Inc.	141,475	6,492,288
Principal Financial Group, Inc.	2,226	135,586
Progressive Corp. (The)	4,820	293,683
Prudential Financial, Inc.	3,514	363,875
Torchmark Corp.	893	75,164
Travelers Cos., Inc. (The)	2,268	314,934
Unum Group	1,863	88,697
Willis Towers Watson plc	1,094	166,496
XL Group Ltd.	2,121	117,206

		10,932,913

Total Financials		72,667,708

Health Care (6.1%)
Biotechnology (0.4%)
AbbVie, Inc.	13,268	1,255,816
Alexion Pharmaceuticals, Inc.*	1,851	206,312
Amgen, Inc.	5,473	933,037
Biogen, Inc.*	1,752	479,733
Celgene Corp.*	6,205	553,548

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Gilead Sciences, Inc.	10,825	$816,097
Incyte Corp.*	1,451	120,912
Regeneron Pharmaceuticals, Inc.*	638	219,702
Vertex Pharmaceuticals, Inc.*	2,096	341,606

		4,926,763

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	14,424	864,286
Align Technology, Inc.*	598	150,176
Baxter International, Inc.	4,152	270,046
Becton Dickinson and Co.	2,195	475,656
Boston Scientific Corp.*	11,382	310,956
Cooper Cos., Inc. (The)	405	92,668
Danaher Corp.	5,070	496,404
Dentsply Sirona, Inc.	1,901	95,639
Edwards Lifesciences Corp.*	1,705	237,882
Hologic, Inc.*	2,283	85,293
IDEXX Laboratories, Inc.*	722	138,184
Intuitive Surgical, Inc.*	928	383,106
Medtronic plc	69,712	5,592,297
ResMed, Inc.	1,175	115,702
Stryker Corp.	2,666	429,013
Varian Medical Systems, Inc.*	759	93,091
Zimmer Biomet Holdings, Inc.	1,677	182,860

		10,013,259

Health Care Providers & Services (0.4%)
Aetna, Inc.	2,703	456,807
AmerisourceBergen Corp.	1,337	115,263
Anthem, Inc.	2,128	467,522
Cardinal Health, Inc.	2,606	163,344
Centene Corp.*	1,429	152,717
Cigna Corp.	2,043	342,693
DaVita, Inc.*	1,254	82,689
Envision Healthcare Corp.*	1,191	45,770
Express Scripts Holding Co.*	4,692	324,123
HCA Healthcare, Inc.	2,279	221,063
Henry Schein, Inc.*	1,299	87,306
Humana, Inc.	1,157	311,036
Laboratory Corp. of America Holdings*	843	136,355
McKesson Corp.	1,727	243,283
Quest Diagnostics, Inc.	1,128	113,138
UnitedHealth Group, Inc.	8,031	1,718,634
Universal Health Services, Inc., Class B	725	85,847

		5,067,590

Health Care Technology (0.0%)
Cerner Corp.*	2,615	151,670

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	2,666	178,355
Illumina, Inc.*	1,237	292,451
IQVIA Holdings, Inc.*	1,205	118,223
Mettler-Toledo International, Inc.*	212	121,906
PerkinElmer, Inc.	915	69,284
Thermo Fisher Scientific, Inc.	3,323	686,067
Waters Corp.*	658	130,712

		1,596,998

Pharmaceuticals (4.4%)
Allergan plc	2,756	463,807
AstraZeneca plc	95,100	6,541,117
Bristol-Myers Squibb Co.	13,461	851,408
Eli Lilly & Co.	73,028	5,650,177
Johnson & Johnson	22,263	2,853,004
Merck & Co., Inc.	206,955	11,272,839
Mylan NV*	70,969	2,921,794
Nektar Therapeutics*	1,336	141,963
Perrigo Co. plc	1,085	90,424
Pfizer, Inc.	374,398	13,287,385
Roche Holding AG	15,000	3,440,398
Sanofi (ADR)	163,500	6,553,080
Zoetis, Inc.	4,039	337,297

		54,404,693

Total Health Care		76,160,973

Industrials (2.8%)
Aerospace & Defense (0.4%)
Arconic, Inc.	3,512	80,917
Boeing Co. (The)	4,590	1,504,969
General Dynamics Corp.	2,301	508,291
Harris Corp.	988	159,345
Huntington Ingalls Industries, Inc.	376	96,918
L3 Technologies, Inc.	647	134,576
Lockheed Martin Corp.	2,067	698,501
Northrop Grumman Corp.	1,443	503,780
Raytheon Co.	2,396	517,105
Rockwell Collins, Inc.	1,348	181,778
Textron, Inc.	2,184	128,790
TransDigm Group, Inc.	400	122,776
United Technologies Corp.	6,154	774,296

		5,412,042

Air Freight & Logistics (0.2%)
CEVA Holdings LLC(r)*	1,065	552,130
CH Robinson Worldwide, Inc.	1,154	108,141
Expeditors International of Washington, Inc.	1,472	93,178
FedEx Corp.	2,045	491,025
United Parcel Service, Inc., Class B	5,694	595,934

		1,840,408

Airlines (0.1%)
Alaska Air Group, Inc.	1,019	63,137
American Airlines Group, Inc.	3,529	183,367
Delta Air Lines, Inc.	5,437	298,002
Southwest Airlines Co.	4,523	259,078
United Continental Holdings, Inc.*	2,086	144,914

		948,498

Building Products (0.1%)
Allegion plc	787	67,123
AO Smith Corp.	1,210	76,944
Fortune Brands Home & Security, Inc.	1,276	75,144
Johnson Controls International plc	7,668	270,220
Masco Corp.	2,610	105,549

		594,980

Commercial Services & Supplies (0.2%)
Cintas Corp.	712	121,453
Republic Services, Inc.	26,876	1,779,997
Stericycle, Inc.*	760	44,483
Waste Management, Inc.	3,307	278,185

		2,224,118

Construction & Engineering (0.0%)
Fluor Corp.	1,159	66,318
Jacobs Engineering Group, Inc.	991	58,617
Quanta Services, Inc.*	1,282	44,037

		168,972

Electrical Equipment (0.1%)
Acuity Brands, Inc.	349	48,577
AMETEK, Inc.	1,915	145,483
Eaton Corp. plc	3,650	291,671

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Emerson Electric Co.	5,319	$363,288
Rockwell Automation, Inc.	1,065	185,523

		1,034,542

Industrial Conglomerates (1.1%)
3M Co.	4,945	1,085,526
General Electric Co.	821,870	11,078,808
Honeywell International, Inc.	6,237	901,309
Roper Technologies, Inc.	848	238,025

		13,303,668

Machinery (0.5%)
Caterpillar, Inc.	4,975	733,215
Cummins, Inc.	18,793	3,046,157
Deere & Co.	2,708	420,607
Dover Corp.	1,291	126,802
Flowserve Corp.	1,083	46,926
Fortive Corp.	2,536	196,591
Illinois Tool Works, Inc.	2,556	400,423
Ingersoll-Rand plc	2,070	177,006
PACCAR, Inc.	2,913	192,753
Parker-Hannifin Corp.	1,104	188,817
Pentair plc	1,369	93,270
Snap-on, Inc.	472	69,639
Stanley Black & Decker, Inc.	1,270	194,564
Xylem, Inc.	1,490	114,611

		6,001,381

Professional Services (0.0%)
Equifax, Inc.	995	117,221
IHS Markit Ltd.*	3,006	145,009
Nielsen Holdings plc	2,774	88,186
Robert Half International, Inc.	1,038	60,090
Verisk Analytics, Inc.*	1,285	133,640

		544,146

Road & Rail (0.1%)
CSX Corp.	7,407	412,644
JB Hunt Transport Services, Inc.	709	83,059
Kansas City Southern	858	94,251
Norfolk Southern Corp.	2,371	321,935
Union Pacific Corp.	6,524	877,021

		1,788,910

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,382	130,033
United Rentals, Inc.*	700	120,911
WW Grainger, Inc.	430	121,376

		372,320

Total Industrials		34,233,985

Information Technology (6.6%)
Communications Equipment (0.2%)
Cisco Systems, Inc.	39,850	1,709,166
F5 Networks, Inc.*	515	74,474
Juniper Networks, Inc.	2,746	66,810
Motorola Solutions, Inc.	1,342	141,313

		1,991,763

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,530	217,909
Corning, Inc.	7,206	200,903
FLIR Systems, Inc.	1,150	57,512
IPG Photonics Corp.*	311	72,581
TE Connectivity Ltd.	2,914	291,109

		840,014

Internet Software & Services (0.7%)
Akamai Technologies, Inc.*	1,402	99,514
Alphabet, Inc., Class A*	2,482	2,574,182
Alphabet, Inc., Class C*	2,529	2,609,397
eBay, Inc.*	7,797	313,751
Facebook, Inc., Class A*	19,922	3,183,336
VeriSign, Inc.(x)*	646	76,590

		8,856,770

IT Services (0.6%)
Accenture plc, Class A	5,121	786,073
Alliance Data Systems Corp.	398	84,718
Automatic Data Processing, Inc.	3,674	416,926
Cognizant Technology Solutions Corp., Class A	4,885	393,242
CSRA, Inc.	1,357	55,949
DXC Technology Co.	2,363	237,552
Fidelity National Information Services, Inc.	2,763	266,077
Fiserv, Inc.*	3,320	236,749
Gartner, Inc.*	751	88,333
Global Payments, Inc.	1,318	146,983
International Business Machines Corp.	7,134	1,094,570
Mastercard, Inc., Class A	7,697	1,348,207
Paychex, Inc.	2,647	163,029
PayPal Holdings, Inc.*	9,363	710,371
Total System Services, Inc.	1,386	119,556
Visa, Inc., Class A	15,026	1,797,410
Western Union Co. (The)	3,820	73,459

		8,019,204

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.(x)*	6,799	68,330
Analog Devices, Inc.	43,055	3,923,602
Applied Materials, Inc.	29,669	1,649,893
Broadcom Ltd.	3,402	801,681
Intel Corp.	238,915	12,442,693
KLA-Tencor Corp.	1,299	141,604
Lam Research Corp.	1,372	278,736
Microchip Technology, Inc.(x)	1,938	177,056
Micron Technology, Inc.*	9,557	498,302
NVIDIA Corp.	5,022	1,163,045
Qorvo, Inc.*	1,054	74,254
QUALCOMM, Inc.	12,330	683,205
Skyworks Solutions, Inc.	1,523	152,696
Texas Instruments, Inc.	43,168	4,484,724
Xilinx, Inc.	2,080	150,259

		26,690,080

Software (1.8%)
Activision Blizzard, Inc.	6,266	422,704
Adobe Systems, Inc.*	4,085	882,687
ANSYS, Inc.*	703	110,153
Autodesk, Inc.*	1,816	228,053
CA, Inc.	2,599	88,106
Cadence Design Systems, Inc.*	2,339	86,005
Citrix Systems, Inc.*	948	87,975
Electronic Arts, Inc.*	2,551	309,283
Intuit, Inc.	2,012	348,780
Microsoft Corp.	153,930	14,049,191
Oracle Corp.	105,088	4,807,776
Red Hat, Inc.*	1,466	219,182
salesforce.com, Inc.*	5,685	661,166
Symantec Corp.	5,138	132,817
Synopsys, Inc.*	1,242	103,384
Take-Two Interactive Software, Inc.*	1,094	106,971

		22,644,233

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	72,090	12,095,260
Hewlett Packard Enterprise Co.	13,220	231,879
HP, Inc.	13,511	296,161

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
NetApp, Inc.	2,236	$137,939
Seagate Technology plc(x)	2,284	133,660
Western Digital Corp.	2,451	226,154
Xerox Corp.	1,729	49,760

		13,170,813

Total Information Technology		82,212,877

Materials (2.6%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	1,806	287,208
Albemarle Corp.	916	84,950
BASF SE	93,000	9,451,671
CF Industries Holdings, Inc.	1,934	72,970
DowDuPont, Inc.	139,393	8,880,728
Eastman Chemical Co.	1,191	125,746
Ecolab, Inc.	2,154	295,249
FMC Corp.	1,113	85,222
International Flavors & Fragrances, Inc.	654	89,539
LyondellBasell Industries NV, Class A	2,681	283,328
Monsanto Co.	3,718	433,853
Mosaic Co. (The)	2,898	70,364
PPG Industries, Inc.	2,108	235,253
Praxair, Inc.	2,373	342,424
Sherwin-Williams Co. (The)	682	267,426

		21,005,931

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	520	107,796
Vulcan Materials Co.	1,096	125,130

		232,926

Containers & Packaging (0.1%)
Avery Dennison Corp.	732	77,775
Ball Corp.	2,899	115,119
International Paper Co.	3,421	182,784
Packaging Corp. of America	781	88,019
Sealed Air Corp.	1,236	52,888
WestRock Co.	2,110	135,399

		651,984

Metals & Mining (0.8%)
Freeport-McMoRan, Inc.*	11,162	196,117
Newmont Mining Corp.	4,419	172,650
Nucor Corp.	2,636	161,033
Rio Tinto plc (ADR)(x)	180,000	9,275,400

		9,805,200

Total Materials		31,696,041

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	958	119,645
American Tower Corp. (REIT)	3,711	539,357
Apartment Investment & Management Co. (REIT), Class A	1,305	53,179
AvalonBay Communities, Inc. (REIT)	1,144	188,142
Boston Properties, Inc. (REIT)	1,279	157,598
Crown Castle International Corp. (REIT)	3,487	382,210
Digital Realty Trust, Inc. (REIT)	1,702	179,357
Duke Realty Corp. (REIT)	2,962	78,434
Equinix, Inc. (REIT)	648	270,955
Equity Residential (REIT)	3,046	187,694
Essex Property Trust, Inc. (REIT)	547	131,652
Extra Space Storage, Inc. (REIT)	1,044	91,204
Federal Realty Investment Trust (REIT)	602	69,898
GGP, Inc. (REIT)	5,178	105,942
HCP, Inc. (REIT)	3,895	90,481
Host Hotels & Resorts, Inc. (REIT)	246,147	4,588,180
Iron Mountain, Inc. (REIT)	2,561	84,154
Kimco Realty Corp. (REIT)	3,531	50,846
Macerich Co. (The) (REIT)	874	48,961
Mid-America Apartment Communities, Inc. (REIT)	942	85,948
Prologis, Inc. (REIT)	4,414	278,038
Public Storage (REIT)	1,240	248,484
Realty Income Corp. (REIT)	2,335	120,789
Regency Centers Corp. (REIT)	1,225	72,250
SBA Communications Corp. (REIT)*	974	166,476
Simon Property Group, Inc. (REIT)	2,576	397,606
SL Green Realty Corp. (REIT)	694	67,200
UDR, Inc. (REIT)	2,232	79,504
Ventas, Inc. (REIT)	2,951	146,163
Vornado Realty Trust (REIT)	1,429	96,172
Welltower, Inc. (REIT)	3,069	167,046
Weyerhaeuser Co. (REIT)	6,262	219,170

		9,562,735

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,505	118,286

Total Real Estate		9,681,021

Telecommunication Services (1.0%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	51,085	1,821,180
BCE, Inc.	50,000	2,151,589
CenturyLink, Inc.	8,062	132,459
Verizon Communications, Inc.	172,837	8,265,066

		12,370,294

Total Telecommunication Services		12,370,294

Utilities (3.5%)
Electric Utilities (1.7%)
Alliant Energy Corp.	1,933	78,982
American Electric Power Co., Inc.	4,074	279,436
Duke Energy Corp.	75,288	5,832,561
Edison International	2,699	171,818
Entergy Corp.	1,495	117,776
Eversource Energy	2,623	154,547
Exelon Corp.	7,958	310,442
FirstEnergy Corp.	3,702	125,905
NextEra Energy, Inc.	3,899	636,824
PG&E Corp.	4,249	186,659
Pinnacle West Capital Corp.	927	73,975
PPL Corp.	5,981	169,202
Southern Co. (The)	240,619	10,746,044
Xcel Energy, Inc.	53,814	2,447,461

		21,331,632

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,427	61,705
NRG Energy, Inc.	2,494	76,142

		137,847

Multi-Utilities (1.8%)
Ameren Corp.	2,012	113,940
CenterPoint Energy, Inc.	3,582	98,147
CMS Energy Corp.	2,341	106,024

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated Edison, Inc.	2,567	$200,072
Dominion Energy, Inc.	156,305	10,539,646
DTE Energy Co.	1,483	154,825
NiSource, Inc.	2,826	67,570
Public Service Enterprise Group, Inc.	4,197	210,857
SCANA Corp.	1,165	43,746
Sempra Energy	87,219	9,700,497
WEC Energy Group, Inc.	2,622	164,399

		21,399,723

Water Utilities (0.0%)
American Water Works Co., Inc.	1,478	121,388

Total Utilities		42,990,590

Total Common Stocks (41.2%) (Cost $352,212,225)		511,348,562

SHORT-TERM INVESTMENTS:
Investment Company (7.6%)
JPMorgan Prime Money Market Fund, IM Shares	95,001,189	94,991,689

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.3%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $5,000,708, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $5,104,209.(xx)	$5,000,000	5,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $3,575,506, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $3,649,510.(xx)	3,575,000	3,575,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $5,300,795, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $5,406,271.(xx)	5,300,000	5,300,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $500,080, collateralized by various Common Stocks; total market value $550,001.(xx)	500,000	500,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $5,001,500, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $5,100,261.(xx)	5,000,000	5,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $4,100,598, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $4,182,209.(xx)	4,100,000	4,100,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $4,081,798, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $4,162,847.(xx)	4,081,217	4,081,217
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $1,400,222, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $1,428,723.(xx)	1,400,000	1,400,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $4,001,462, collateralized by various Common Stocks; total market value $4,449,269.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $6,300,971, collateralized by various Common Stocks; total market value $7,007,598.(xx)	6,300,000	6,300,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,000,154, collateralized by various Common Stocks; total market value $1,112,317.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $9,001,388, collateralized by various Common Stocks; total market value $10,010,854.(xx)	$9,000,000	$9,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $4,000,600, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $4,080,077.(xx)	4,000,000	4,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $6,001,983, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $6,120,000.(xx)	6,000,000	6,000,000

Total Repurchase Agreements		65,256,217

Total Short-Term Investments (12.9%) (Cost $160,283,268)		160,247,906

Total Investments in Securities (99.3%) (Cost $1,077,996,326)		1,232,834,402
Other Assets Less Liabilities (0.7%)		9,095,220

Net Assets (100%)		$1,241,929,622

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2018, the market value of these securities amounted to $92,648,337 or 7.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2018, the market value of these securities amounted to $1,506,150 or 0.1% of net assets.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $64,003,005. This was secured by cash collateral of $65,256,217 which was subsequently invested in joint repurchase agreements with a total value of $65,256,217, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $78,277 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2018.

Glossary:

ADR — American Depositary Receipt

AGM — Insured by Assured Guaranty Municipal Corp.

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

USD — United States Dollar

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,023	607,205	—	(88,708)	50,638	(14,955)	554,180	3,404	—
PNC Financial Services Group, Inc. (The)	3,943	652,335	—	(91,246)	66,346	(31,096)	596,339	3,391	—

Total		1,259,540	—	(179,954)	116,984	(46,051)	1,150,519	6,795	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	933	6/2018	USD	123,295,950	(5,680,709)

					(5,680,709)

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$144,267	$—	$144,267
Common Stocks
Consumer Discretionary	46,967,067	5,056,026	—	52,023,093
Consumer Staples	40,692,599	3,166,656	—	43,859,255
Energy	53,452,725	—	—	53,452,725
Financials	72,667,708	—	—	72,667,708
Health Care	66,179,458	9,981,515	—	76,160,973
Industrials	33,681,855	—	552,130	34,233,985
Information Technology	82,212,877	—	—	82,212,877
Materials	22,244,370	9,451,671	—	31,696,041
Real Estate	9,681,021	—	—	9,681,021
Telecommunication Services	12,370,294	—	—	12,370,294
Utilities	42,990,590	—	—	42,990,590
Convertible Bonds
Energy	—	2,868,598	—	2,868,598
Health Care	—	6,277,756	—	6,277,756
Convertible Preferred Stocks
Financials	3,225,000	—	—	3,225,000
Industrials	—	—	23,715	23,715
Utilities	3,636,000	—	—	3,636,000
Corporate Bonds
Consumer Discretionary	—	34,998,491	—	34,998,491
Consumer Staples	—	10,028,952	—	10,028,952
Energy	—	48,457,794	—	48,457,794
Financials	—	63,623,209	—	63,623,209
Health Care	—	58,632,518	—	58,632,518
Industrials	—	14,039,708	—	14,039,708
Information Technology	—	18,467,989	—	18,467,989
Materials	—	13,638,618	—	13,638,618
Real Estate	—	7,726,413	—	7,726,413
Telecommunication Services	—	21,020,713	—	21,020,713
Utilities	—	23,806,164	—	23,806,164
Foreign Government Securities	—	7,339,317	—	7,339,317
Loan Participations
Consumer Discretionary	—	7,610,923	—	7,610,923
Consumer Staples	—	1,496,436	—	1,496,436
Health Care	—	3,330,191	—	3,330,191
Industrials	—	1,795,022	—	1,795,022
Information Technology	—	6,382,758	—	6,382,758
Utilities	—	3,706,547	—	3,706,547
Municipal Bonds	—	47,315	—	47,315
Preferred Stocks
Industrials	—	—	730,032	730,032
Short-Term Investments
Investment Company	94,991,689	—	—	94,991,689
Repurchase Agreements	—	65,256,217	—	65,256,217
Supranational	—	8,337,854	—	8,337,854
U.S. Government Agency Securities	—	7,985,312	—	7,985,312
U.S. Treasury Obligations	—	181,860,322	—	181,860,322

Total Assets	$584,993,253	$646,535,272	$1,305,877	$1,232,834,402

See Notes to Portfolio of Investments.

23

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Futures	$(5,680,709)	$—	$—	$(5,680,709)

Total Liabilities	$(5,680,709)	$—	$—	$(5,680,709)

Total	$579,312,544	$646,535,272	$1,305,877	$1,227,153,693

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$184,861,993
Aggregate gross unrealized depreciation	(37,311,156)

Net unrealized appreciation	$147,550,837

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,079,602,856

See Notes to Portfolio of Investments.

24

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	5,825	$88,657
Cooper Tire & Rubber Co.	2,952	86,494
Cooper-Standard Holdings, Inc.*	992	121,828
Dana, Inc.	8,475	218,316
Dorman Products, Inc.*	1,551	102,692
Fox Factory Holding Corp.*	2,077	72,487
Gentex Corp.	3,900	89,778
Gentherm, Inc.*	2,170	73,672
Horizon Global Corp.(x)*	1,339	11,033
LCI Industries	11,203	1,166,792
Modine Manufacturing Co.*	2,766	58,501
Motorcar Parts of America, Inc.*	1,166	24,987
Shiloh Industries, Inc.*	902	7,847
Standard Motor Products, Inc.	1,285	61,127
Stoneridge, Inc.*	1,563	43,139
Superior Industries International, Inc.	1,368	18,194
Tenneco, Inc.	2,916	160,001
Tower International, Inc.	1,140	31,635

		2,437,180

Automobiles (0.5%)
Thor Industries, Inc.	11,200	1,289,904
Winnebago Industries, Inc.	1,864	70,086

		1,359,990

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,691	57,211
Funko, Inc., Class A(x)*	453	3,719
VOXX International Corp.*	1,213	6,004
Weyco Group, Inc.	441	14,818

		81,752

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	3,508	166,805
American Public Education, Inc.*	959	41,237
Ascent Capital Group, Inc., Class A*	660	2,429
Bridgepoint Education, Inc.*	1,162	7,832
Cambium Learning Group, Inc.*	911	10,203
Capella Education Co.	674	58,874
Career Education Corp.*	4,019	52,810
Carriage Services, Inc.	946	26,166
Chegg, Inc.*	5,659	116,915
Collectors Universe, Inc.	507	7,965
Grand Canyon Education, Inc.*	2,699	283,180
Houghton Mifflin Harcourt Co.*	6,063	42,138
K12, Inc.*	2,202	31,224
Laureate Education, Inc., Class A*	3,115	42,831
Liberty Tax, Inc., Class A(x)	392	3,959
Regis Corp.*	2,024	30,623
Sotheby’s*	2,205	113,139
Strayer Education, Inc.	622	62,853
Weight Watchers International, Inc.*	1,589	101,251

		1,202,434

Hotels, Restaurants & Leisure (2.4%)
Belmond Ltd., Class A*	5,394	60,143
Biglari Holdings, Inc.*	56	22,871
BJ’s Restaurants, Inc.	1,130	50,737
Bloomin’ Brands, Inc.	5,331	129,437
Bluegreen Vacations Corp.	249	5,271
Bojangles’, Inc.*	1,066	14,764
Boyd Gaming Corp.	4,808	153,183
Brinker International, Inc.(x)	83,751	3,023,410
Caesars Entertainment Corp.*	7,527	84,679
Carrols Restaurant Group, Inc.*	1,967	22,030
Century Casinos, Inc.*	1,315	9,810
Cheesecake Factory, Inc. (The)(x)	2,469	119,055
Churchill Downs, Inc.	783	191,091
Chuy’s Holdings, Inc.*	760	19,912
Cracker Barrel Old Country Store, Inc.(x)	1,124	178,941
Dave & Buster’s Entertainment, Inc.*	2,416	100,844
Del Frisco’s Restaurant Group, Inc.*	1,214	18,514
Del Taco Restaurants, Inc.*	2,034	21,072
Denny’s Corp.*	3,670	56,628
Dine Brands Global, Inc.(x)	1,014	66,498
Drive Shack, Inc.*	3,858	18,441
El Pollo Loco Holdings, Inc.*	1,270	12,065
Eldorado Resorts, Inc.(x)*	2,735	90,255
Empire Resorts, Inc.(x)*	191	3,295
Fiesta Restaurant Group, Inc.(x)*	1,488	27,528
Fogo De Chao, Inc.*	568	8,946
Golden Entertainment, Inc.(x)*	989	22,974
Habit Restaurants, Inc. (The), Class A(x)*	1,252	11,018
ILG, Inc.	6,218	193,442
Inspired Entertainment, Inc.*	253	1,392
International Speedway Corp., Class A	1,322	58,300
J Alexander’s Holdings, Inc.*	624	7,145
Jack in the Box, Inc.	1,718	146,597
La Quinta Holdings, Inc.*	4,832	91,373
Lindblad Expeditions Holdings, Inc.*	1,239	12,725
Marcus Corp. (The)	1,169	35,479
Marriott Vacations Worldwide Corp.	1,215	161,838
Monarch Casino & Resort, Inc.*	642	27,150
Nathan’s Famous, Inc.	191	14,115
Noodles & Co.(x)*	699	5,277
Papa John’s International, Inc.(x)	1,479	84,747
Penn National Gaming, Inc.*	4,968	130,460
Pinnacle Entertainment, Inc.*	3,138	94,611
Planet Fitness, Inc., Class A*	5,017	189,492
PlayAGS, Inc.*	429	9,979
Potbelly Corp.*	1,493	17,991
RCI Hospitality Holdings, Inc.	548	15,558
Red Lion Hotels Corp.*	845	8,239
Red Robin Gourmet Burgers, Inc.*	708	41,064
Red Rock Resorts, Inc., Class A	4,040	118,291
Ruth’s Hospitality Group, Inc.	1,511	36,944
Scientific Games Corp., Class A*	3,099	128,918
SeaWorld Entertainment, Inc.(x)*	3,960	58,727
Shake Shack, Inc., Class A(x)*	1,265	52,662
Sonic Corp.(x)	2,195	55,380
Speedway Motorsports, Inc.	644	11,476
Texas Roadhouse, Inc.	3,906	225,688
Wingstop, Inc.	1,713	80,905
Zoe’s Kitchen, Inc.(x)*	1,229	17,747

		6,677,124

Household Durables (0.9%)
AV Homes, Inc.*	641	11,891
Bassett Furniture Industries, Inc.	580	17,603
Beazer Homes USA, Inc.*	1,767	28,184
Cavco Industries, Inc.*	508	88,265
Century Communities, Inc.*	1,090	32,646
CSS Industries, Inc.	591	10,343
Ethan Allen Interiors, Inc.	1,462	33,553
Flexsteel Industries, Inc.	465	18,405
GoPro, Inc., Class A*	6,437	30,833
Green Brick Partners, Inc.*	1,435	15,642
Hamilton Beach Brands Holding Co., Class A	2	42
Helen of Troy Ltd.*	1,567	136,329
Hooker Furniture Corp.	657	24,112

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hovnanian Enterprises, Inc., Class A*	6,749	$12,351
Installed Building Products, Inc.*	1,204	72,300
iRobot Corp.(x)*	1,527	98,018
KB Home	4,800	136,560
La-Z-Boy, Inc.	7,917	237,114
LGI Homes, Inc.(x)*	988	69,723
Libbey, Inc.	1,456	7,120
Lifetime Brands, Inc.	653	8,097
M/I Homes, Inc.*	24,785	789,401
MDC Holdings, Inc.	2,677	74,742
Meritage Homes Corp.*	2,286	103,442
New Home Co., Inc. (The)*	641	7,102
PICO Holdings, Inc.*	1,387	15,881
Taylor Morrison Home Corp., Class A*	6,498	151,273
TopBuild Corp.*	2,078	159,009
TRI Pointe Group, Inc.*	8,631	141,807
Universal Electronics, Inc.*	827	43,045
William Lyon Homes, Class A*	1,729	47,530
ZAGG, Inc.*	1,535	18,727

		2,641,090

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	1,535	18,113
Duluth Holdings, Inc., Class B(x)*	607	11,369
FTD Cos., Inc.*	985	3,585
Gaia, Inc.*	455	7,053
Groupon, Inc.(x)*	20,103	87,247
Lands’ End, Inc.(x)*	696	16,252
Liberty TripAdvisor Holdings, Inc., Class A*	4,258	45,774
Nutrisystem, Inc.	1,711	46,111
Overstock.com, Inc.(x)*	960	34,800
PetMed Express, Inc.(x)	1,171	48,889
Shutterfly, Inc.*	1,908	155,025

		474,218

Leisure Products (0.7%)
Acushnet Holdings Corp.	1,874	43,271
American Outdoor Brands Corp.(x)*	3,033	31,301
BRP, Inc.	38,694	1,486,070
Callaway Golf Co.	5,548	90,764
Clarus Corp.*	1,226	8,276
Escalade, Inc.	668	9,152
Johnson Outdoors, Inc., Class A	280	17,360
Malibu Boats, Inc., Class A*	1,146	38,059
Marine Products Corp.	412	5,772
MCBC Holdings, Inc.*	1,134	28,577
Nautilus, Inc.*	1,737	23,363
Sturm Ruger & Co., Inc.(x)	993	52,133
Vista Outdoor, Inc.*	3,373	55,046

		1,889,144

Media (0.5%)
AMC Entertainment Holdings, Inc., Class A(x)	3,067	43,091
Beasley Broadcast Group, Inc., Class A	300	3,390
Central European Media Enterprises Ltd., Class A(x)*	5,269	22,130
Clear Channel Outdoor Holdings, Inc., Class A	2,277	11,157
Cogint, Inc.(x)*	928	2,320
Daily Journal Corp.(x)*	60	13,709
Emerald Expositions Events, Inc.(x)	1,008	19,636
Entercom Communications Corp., Class A(x)	7,477	72,153
Entravision Communications Corp., Class A	4,130	19,411
Eros International plc(x)*	1,697	18,497
EW Scripps Co. (The), Class A	3,411	40,898
Gannett Co., Inc.	6,730	67,165
Global Eagle Entertainment, Inc.(x)*	3,029	4,453
Gray Television, Inc.*	4,193	53,251
Hemisphere Media Group, Inc.*	983	11,059
IMAX Corp.*	3,232	62,054
Liberty Media Corp.-Liberty Braves, Class C*	1,960	44,727
Liberty Media Corp.-Liberty Braves, Class A*	566	12,865
Loral Space & Communications, Inc.*	765	31,862
MDC Partners, Inc., Class A*	3,284	23,645
Meredith Corp.	2,283	122,825
MSG Networks, Inc., Class A*	3,541	80,027
National CineMedia, Inc.	3,438	17,843
New Media Investment Group, Inc.	3,021	51,780
New York Times Co. (The), Class A	7,282	175,497
Nexstar Media Group, Inc., Class A	2,560	170,240
Reading International, Inc., Class A*	915	15,235
Saga Communications, Inc., Class A	239	8,903
Salem Media Group, Inc.	656	2,362
Scholastic Corp.	1,675	65,057
Sinclair Broadcast Group, Inc., Class A(x)	4,145	129,739
Townsquare Media, Inc., Class A	527	4,179
tronc, Inc.*	1,281	21,034
WideOpenWest, Inc.(x)*	1,658	11,855
World Wrestling Entertainment, Inc., Class A(x)	2,437	87,756

		1,541,805

Multiline Retail (0.1%)
Big Lots, Inc.(x)	2,508	109,173
Dillard’s, Inc., Class A(x)	782	62,826
Fred’s, Inc., Class A(x)	2,258	6,751
JC Penney Co., Inc.(x)*	18,379	55,505
Ollie’s Bargain Outlet Holdings, Inc.*	2,769	166,970
Sears Holdings Corp.(x)*	698	1,864

		403,089

Specialty Retail (1.7%)
Aaron’s, Inc.	3,675	171,255
Abercrombie & Fitch Co., Class A	4,025	97,445
American Eagle Outfitters, Inc.	9,387	187,083
America’s Car-Mart, Inc.*	423	21,340
Asbury Automotive Group, Inc.*	1,098	74,115
Ascena Retail Group, Inc.(x)*	10,864	21,837
At Home Group, Inc.(x)*	525	16,821
Barnes & Noble Education, Inc.*	2,098	14,455
Barnes & Noble, Inc.	3,463	17,142
Big 5 Sporting Goods Corp.(x)	1,296	9,396
Boot Barn Holdings, Inc.*	1,116	19,787
Buckle, Inc. (The)(x)	1,580	34,997
Build-A-Bear Workshop, Inc.*	803	7,347
Caleres, Inc.	66,972	2,250,260
Camping World Holdings, Inc., Class A	1,844	59,469
Carvana Co.*	875	20,064
Cato Corp. (The), Class A	1,353	19,943
Chico’s FAS, Inc.	7,602	68,722
Children’s Place, Inc. (The)(x)	999	135,115
Citi Trends, Inc.	810	25,037
Conn’s, Inc.(x)*	1,062	36,108
Container Store Group, Inc. (The)(x)*	1,134	6,169
DSW, Inc., Class A	3,888	87,324
Express, Inc.*	4,430	31,719

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Finish Line, Inc. (The), Class A(x)	2,277	$30,831
Five Below, Inc.*	3,159	231,681
Francesca’s Holdings Corp.*	2,413	11,582
Genesco, Inc.*	1,185	48,111
GNC Holdings, Inc., Class A(x)*	3,973	15,336
Group 1 Automotive, Inc.	1,165	76,121
Guess?, Inc.	3,542	73,461
Haverty Furniture Cos., Inc.	1,167	23,515
Hibbett Sports, Inc.*	1,139	27,279
Hudson Ltd., Class A(x)*	2,047	32,568
J. Jill, Inc.*	714	3,156
Kirkland’s, Inc.*	868	8,411
Lithia Motors, Inc., Class A	1,262	126,856
Lumber Liquidators Holdings, Inc.(x)*	1,670	39,946
MarineMax, Inc.*	1,283	24,954
Monro, Inc.	1,877	100,607
National Vision Holdings, Inc.*	1,763	56,963
Office Depot, Inc.	30,480	65,532
Party City Holdco, Inc.(x)*	1,965	30,654
Pier 1 Imports, Inc.	4,505	14,506
Rent-A-Center, Inc.(x)	2,428	20,954
Restoration Hardware Holdings, Inc.(x)*	1,164	110,906
Shoe Carnival, Inc.	610	14,518
Sleep Number Corp.(x)*	2,268	79,720
Sonic Automotive, Inc., Class A	1,542	29,221
Sportsman’s Warehouse Holdings, Inc.(x)*	2,254	9,196
Tailored Brands, Inc.	2,812	70,469
Tile Shop Holdings, Inc.	2,301	13,806
Tilly’s, Inc., Class A	807	9,119
Vitamin Shoppe, Inc.(x)*	1,545	6,721
Winmark Corp.	138	18,050
Zumiez, Inc.*	1,131	27,031

		4,884,731

Textiles, Apparel & Luxury Goods (0.3%)
Columbia Sportswear Co.	1,562	119,384
Crocs, Inc.*	3,961	64,366
Culp, Inc.	677	20,682
Deckers Outdoor Corp.*	1,836	165,296
Delta Apparel, Inc.*	443	7,983
Fossil Group, Inc.(x)*	2,676	33,985
G-III Apparel Group Ltd.(x)*	2,558	96,385
Iconix Brand Group, Inc.(x)*	3,172	3,521
Movado Group, Inc.	881	33,830
Oxford Industries, Inc.	974	72,621
Perry Ellis International, Inc.*	781	20,150
Sequential Brands Group, Inc.(x)*	2,486	5,183
Steven Madden Ltd.	3,428	150,489
Superior Uniform Group, Inc.	505	13,266
Unifi, Inc.*	931	33,749
Vera Bradley, Inc.*	1,302	13,814
Wolverine World Wide, Inc.	5,451	157,535

		1,012,239

Total Consumer Discretionary		24,604,796

Consumer Staples (2.9%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	482	91,122
Castle Brands, Inc.(x)*	5,361	6,648
Coca-Cola Bottling Co. Consolidated	269	46,448
Craft Brew Alliance, Inc.*	776	14,434
MGP Ingredients, Inc.(x)	739	66,207
National Beverage Corp.	701	62,403
Primo Water Corp.*	1,564	18,314

		305,576

Food & Staples Retailing (0.2%)
Andersons, Inc. (The)	1,582	52,364
Chefs’ Warehouse, Inc. (The)*	1,186	27,278
Ingles Markets, Inc., Class A	884	29,923
Natural Grocers by Vitamin Cottage, Inc.(x)*	543	3,888
Performance Food Group Co.*	5,640	168,355
PriceSmart, Inc.	1,267	105,858
Smart & Final Stores, Inc.*	1,559	8,652
SpartanNash Co.	2,083	35,848
SUPERVALU, Inc.(x)*	2,220	33,811
United Natural Foods, Inc.*	2,809	120,619
Village Super Market, Inc., Class A	503	13,264
Weis Markets, Inc.	539	22,088

		621,948

Food Products (2.3%)
Alico, Inc.	147	3,998
B&G Foods, Inc.(x)	3,798	90,013
Calavo Growers, Inc.(x)	940	86,668
Cal-Maine Foods, Inc.*	1,657	72,411
Dairy Crest Group plc	243,800	1,753,058
Darling Ingredients, Inc.*	9,552	165,250
Dean Foods Co.	5,391	46,470
Farmer Brothers Co.*	521	15,734
Fresh Del Monte Produce, Inc.	1,839	83,196
Freshpet, Inc.(x)*	1,450	23,853
Hostess Brands, Inc.*	4,704	69,572
J&J Snack Foods Corp.	883	120,582
John B Sanfilippo & Son, Inc.	478	27,662
Lancaster Colony Corp.	1,095	134,838
Landec Corp.*	88,823	1,159,140
Lifeway Foods, Inc.*	327	1,959
Limoneira Co.	791	18,770
Maple Leaf Foods, Inc.	106,730	2,601,251
Sanderson Farms, Inc.	1,181	140,563
Seneca Foods Corp., Class A*	374	10,360
Tootsie Roll Industries, Inc.(x)	1,077	31,729

		6,657,077

Household Products (0.1%)
Central Garden & Pet Co.(x)*	599	25,757
Central Garden & Pet Co., Class A*	2,086	82,626
HRG Group, Inc.*	7,017	115,710
Oil-Dri Corp. of America	329	13,223
Orchids Paper Products Co.(x)*	592	4,825
WD-40 Co.(x)	816	107,467

		349,608

Personal Products (0.1%)
elf Beauty, Inc.(x)*	1,286	24,910
Inter Parfums, Inc.	1,011	47,669
Medifast, Inc.	621	58,032
Natural Health Trends Corp.(x)	440	8,364
Nature’s Sunshine Products, Inc.*	705	7,755
Revlon, Inc., Class A(x)*	743	15,306
USANA Health Sciences, Inc.*	663	56,952

		218,988

Tobacco (0.1%)
Turning Point Brands, Inc.	363	7,057
Universal Corp.	1,461	70,859
Vector Group Ltd.	5,506	112,267

		190,183

Total Consumer Staples		8,343,380

Energy (4.7%)
Energy Equipment & Services (2.7%)
Archrock, Inc.	4,054	35,473

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Basic Energy Services, Inc.*	1,076	$15,537
Bristow Group, Inc.*	1,866	24,258
C&J Energy Services, Inc.*	2,917	75,317
Cactus, Inc., Class A*	1,238	33,339
CARBO Ceramics, Inc.(x)*	1,258	9,121
Diamond Offshore Drilling, Inc.(x)*	3,718	54,506
Dril-Quip, Inc.*	2,225	99,680
Ensco plc, Class A(x)	24,599	107,990
Era Group, Inc.*	1,246	11,650
Exterran Corp.*	1,815	48,461
Fairmount Santrol Holdings, Inc.*	8,932	37,961
Forum Energy Technologies, Inc.*	4,532	49,852
Frank’s International NV(x)	3,086	16,757
FTS International, Inc.*	1,090	20,045
Geospace Technologies Corp.*	814	8,034
Gulf Island Fabrication, Inc.	809	5,744
Helix Energy Solutions Group, Inc.*	12,050	69,770
Hunting plc*	366,200	3,452,626
Independence Contract Drilling, Inc.*	1,840	6,955
Keane Group, Inc.(x)*	2,888	42,742
Key Energy Services, Inc.*	627	7,348
Liberty Oilfield Services, Inc., Class A(x)*	654	11,046
Mammoth Energy Services, Inc.*	436	13,978
Matrix Service Co.*	1,452	19,892
McDermott International, Inc.*	16,169	98,469
Natural Gas Services Group, Inc.*	19,065	454,700
NCS Multistage Holdings, Inc.*	682	10,230
Newpark Resources, Inc.*	5,041	40,832
Nine Energy Service, Inc.*	339	8,255
Noble Corp. plc*	14,167	52,560
Oil States International, Inc.*	86,268	2,260,222
Parker Drilling Co.(x)*	7,855	4,988
PHI, Inc. (Non-Voting)*	768	7,864
Pioneer Energy Services Corp.*	4,456	12,031
ProPetro Holding Corp.*	3,268	51,929
Quintana Energy Services, Inc.(x)*	531	5,177
Ranger Energy Services, Inc.(x)*	245	1,994
RigNet, Inc.*	828	11,261
Rowan Cos. plc, Class A*	6,856	79,118
SEACOR Holdings, Inc.*	927	47,370
SEACOR Marine Holdings, Inc.*	1,024	19,476
Select Energy Services, Inc., Class A(x)*	1,511	19,069
Smart Sand, Inc.(x)*	1,341	7,805
Solaris Oilfield Infrastructure, Inc., Class A*	947	15,682
Superior Energy Services, Inc.*	8,940	75,364
TETRA Technologies, Inc.*	6,540	24,525
Unit Corp.*	9,941	196,434
US Silica Holdings, Inc.(x)	4,745	121,092

		7,904,529

Oil, Gas & Consumable Fuels (2.0%)
Abraxas Petroleum Corp.*	9,588	21,285
Adams Resources & Energy, Inc.	144	6,264
Approach Resources, Inc.(x)*	2,668	6,963
Arch Coal, Inc., Class A	1,113	102,262
Ardmore Shipping Corp.*	1,569	11,924
Bonanza Creek Energy, Inc.*	1,260	34,915
California Resources Corp.(x)*	2,441	41,863
Callon Petroleum Co.*	11,866	157,106
Carrizo Oil & Gas, Inc.(x)*	4,537	72,592
Clean Energy Fuels Corp.*	8,412	13,880
Cloud Peak Energy, Inc.*	4,617	13,435
Contango Oil & Gas Co.*	1,188	4,217
CVR Energy, Inc.(x)	882	26,654
Delek US Energy, Inc.	4,617	187,911
Denbury Resources, Inc.*	22,605	61,938
DHT Holdings, Inc.	4,574	15,552
Dorian LPG Ltd.*	1,375	10,299
Earthstone Energy, Inc., Class A*	1,317	13,328
Eclipse Resources Corp.*	5,414	7,796
Energen Corp.*	49,300	3,098,997
Energy XXI Gulf Coast, Inc.*	1,845	7,085
EP Energy Corp., Class A(x)*	2,429	3,255
Evolution Petroleum Corp.	1,671	13,452
Frontline Ltd.(x)	4,855	21,508
GasLog Ltd.(x)	2,449	40,286
Gastar Exploration, Inc.(x)*	11,270	7,694
Gener8 Maritime, Inc.*	2,466	13,933
Golar LNG Ltd.(x)	5,649	154,557
Green Plains, Inc.	2,309	38,791
Halcon Resources Corp.*	7,736	37,674
Hallador Energy Co.	929	6,382
HighPoint Resources Corp.(x)*	5,840	29,667
International Seaways, Inc.*	1,805	31,768
Isramco, Inc.(x)*	62	6,436
Jagged Peak Energy, Inc.(x)*	3,176	44,877
Jones Energy, Inc., Class A(x)*	3,699	2,959
Lilis Energy, Inc.(x)*	2,610	10,362
Matador Resources Co.*	5,672	169,649
Midstates Petroleum Co., Inc.*	711	9,478
NACCO Industries, Inc., Class A	221	7,260
Navios Maritime Acquisition Corp.	5,164	4,338
Nordic American Tankers Ltd.(x)	7,665	14,870
Oasis Petroleum, Inc.*	14,967	121,233
Overseas Shipholding Group, Inc., Class A*	2,291	6,506
Pacific Ethanol, Inc.*	2,554	7,662
Panhandle Oil and Gas, Inc., Class A	876	16,907
Par Pacific Holdings, Inc.*	1,941	33,327
PDC Energy, Inc.*	3,722	182,489
Peabody Energy Corp.	3,879	141,584
Penn Virginia Corp.*	888	31,116
Renewable Energy Group, Inc.(x)*	2,135	27,328
Resolute Energy Corp.(x)*	1,212	41,996
REX American Resources Corp.*	352	25,626
Ring Energy, Inc.*	2,813	40,367
Sanchez Energy Corp.(x)*	3,410	10,673
SandRidge Energy, Inc.*	1,972	28,614
Scorpio Tankers, Inc.	15,608	30,592
SemGroup Corp., Class A(x)	3,921	83,909
Ship Finance International Ltd.(x)	3,483	49,807
SilverBow Resources, Inc.*	436	12,688
SRC Energy, Inc.*	13,917	131,237
Stone Energy Corp.*	1,072	39,771
Teekay Corp.	3,379	27,336
Teekay Tankers Ltd., Class A	9,764	11,619
Tellurian, Inc.(x)*	3,413	24,608
Ultra Petroleum Corp.*	11,394	47,513
Uranium Energy Corp.(x)*	8,362	10,954
W&T Offshore, Inc.*	5,904	26,155
Westmoreland Coal Co.(x)*	1,259	516
WildHorse Resource Development Corp.(x)*	2,731	52,135

		5,849,730

Total Energy		13,754,259

Financials (20.7%)
Banks (12.8%)
1st Source Corp.	968	49,000
Access National Corp.	27,466	783,604
ACNB Corp.	360	10,530

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Allegiance Bancshares, Inc.*	687	$26,896
American National Bankshares, Inc.	511	19,214
Ameris Bancorp	2,070	109,503
Ames National Corp.(x)	452	12,430
Arrow Financial Corp.	666	22,611
Atlantic Capital Bancshares, Inc.*	1,288	23,313
Banc of California, Inc.(x)	2,551	49,234
BancFirst Corp.	929	49,330
Banco Latinoamericano de Comercio Exterior SA, Class E	1,813	51,671
Bancorp, Inc. (The)*	2,812	30,370
BancorpSouth Bank	4,805	152,799
Bank of Commerce Holdings	924	10,765
Bank of Marin Bancorp	374	25,787
Bank of NT Butterfield & Son Ltd. (The)	3,107	139,442
Bankwell Financial Group, Inc.	355	11,459
Banner Corp.	1,846	102,435
Bar Harbor Bankshares	924	25,613
BCB Bancorp, Inc.	592	9,265
Berkshire Hills Bancorp, Inc.	2,276	86,374
Blue Hills Bancorp, Inc.	1,368	28,523
Boston Private Financial Holdings, Inc.	4,003	60,245
Bridge Bancorp, Inc.	1,171	39,287
Brookline Bancorp, Inc.	4,513	73,111
Bryn Mawr Bank Corp.	29,780	1,308,830
BSB Bancorp, Inc.*	516	15,790
Byline Bancorp, Inc.*	750	17,198
C&F Financial Corp.	197	10,362
Cadence Bancorp	1,600	43,568
Camden National Corp.	878	39,071
Capital City Bank Group, Inc.	605	14,974
Capstar Financial Holdings, Inc.*	525	9,886
Carolina Financial Corp.	1,183	46,468
Cathay General Bancorp	4,381	175,152
CBTX, Inc.(x)	174	5,123
CenterState Bank Corp.	3,589	95,216
Central Pacific Financial Corp.	1,748	49,748
Central Valley Community Bancorp	526	10,289
Century Bancorp, Inc., Class A	179	14,213
Chemical Financial Corp.	80,048	4,377,024
Chemung Financial Corp.	185	8,597
Citizens & Northern Corp.	628	14,501
City Holding Co.	855	58,619
Civista Bancshares, Inc.	597	13,647
CNB Financial Corp.	900	26,181
CoBiz Financial, Inc.	2,366	46,374
Codorus Valley Bancorp, Inc.	511	14,369
Columbia Banking System, Inc.	96,723	4,057,529
Community Bank System, Inc.	2,845	152,378
Community Bankers Trust Corp.*	1,280	11,520
Community Financial Corp. (The)	237	8,821
Community Trust Bancorp, Inc.	900	40,680
ConnectOne Bancorp, Inc.	1,797	51,754
County Bancorp, Inc.	279	8,150
Customers Bancorp, Inc.*	1,635	47,660
CVB Financial Corp.	5,792	131,131
DNB Financial Corp.	183	6,524
Eagle Bancorp, Inc.*	1,796	107,491
Enterprise Bancorp, Inc.	546	19,268
Enterprise Financial Services Corp.	1,280	60,032
Equity Bancshares, Inc., Class A*	656	25,689
Evans Bancorp, Inc.	281	12,715
Farmers & Merchants Bancorp, Inc.(x)	526	21,235
Farmers Capital Bank Corp.	408	16,300
Farmers National Banc Corp.	1,486	20,581
FB Financial Corp.*	698	28,332
FCB Financial Holdings, Inc., Class A*	2,096	107,106
Fidelity Southern Corp.	1,309	30,199
Financial Institutions, Inc.	779	23,058
First Bancorp, Inc.	555	15,529
First Bancorp/NC	1,650	58,823
First Bancorp/PR*	10,871	65,443
First Bancshares, Inc. (The)(x)	511	16,480
First Busey Corp.	2,304	68,475
First Business Financial Services, Inc.	588	14,794
First Citizens BancShares, Inc., Class A	432	178,520
First Commonwealth Financial Corp.	5,728	80,937
First Community Bancshares, Inc.	979	29,223
First Connecticut Bancorp, Inc.	801	20,506
First Financial Bancorp	3,653	107,216
First Financial Bankshares, Inc.(x)	3,663	169,597
First Financial Corp.	619	25,750
First Financial Northwest, Inc.	529	8,861
First Foundation, Inc.*	1,674	31,036
First Guaranty Bancshares, Inc.(x)	253	6,575
First Horizon National Corp.	217,200	4,089,875
First Internet Bancorp	416	15,392
First Interstate BancSystem, Inc., Class A	1,484	58,692
First Merchants Corp.	2,443	101,873
First Mid-Illinois Bancshares, Inc.	622	22,672
First Midwest Bancorp, Inc.	5,884	144,688
First Northwest Bancorp*	672	11,350
First of Long Island Corp. (The)	65,162	1,788,696
Flushing Financial Corp.	1,717	46,290
FNB Bancorp	313	11,515
Franklin Financial Network, Inc.*	733	23,896
Fulton Financial Corp.	9,955	176,701
German American Bancorp, Inc.	14,882	496,314
Glacier Bancorp, Inc.	56,084	2,152,503
Great Southern Bancorp, Inc.	677	33,816
Great Western Bancorp, Inc.	3,295	132,690
Green Bancorp, Inc.*	1,481	32,952
Guaranty Bancorp	1,447	41,022
Guaranty Bancshares, Inc.(x)	345	11,492
Hancock Holding Co.	4,914	254,054
Hanmi Financial Corp.	1,857	57,103
HarborOne Bancorp, Inc.*	730	12,892
Heartland Financial USA, Inc.	1,437	76,233
Heritage Commerce Corp.	2,236	36,849
Heritage Financial Corp.	1,668	51,041
Hilltop Holdings, Inc.	4,217	98,931
Home BancShares, Inc.	9,230	210,536
HomeTrust Bancshares, Inc.*	944	24,591
Hope Bancorp, Inc.	7,010	127,512
Horizon Bancorp	1,312	39,373
Howard Bancorp, Inc.*	532	10,534
IBERIABANK Corp.	2,945	229,710
Independent Bank Corp./MA	1,589	113,693
Independent Bank Corp./MI	1,228	28,121
Independent Bank Group, Inc.	1,134	80,174
International Bancshares Corp.	3,014	117,245
Investar Holding Corp.	499	12,899
Investors Bancorp, Inc.	14,756	201,272
Lakeland Bancorp, Inc.	2,764	54,865
Lakeland Financial Corp.	58,981	2,726,691
LCNB Corp.	509	9,671
LegacyTexas Financial Group, Inc.	2,683	114,886

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Live Oak Bancshares, Inc.	1,407	$39,115
Macatawa Bank Corp.	1,606	16,494
MainSource Financial Group, Inc.	1,396	56,747
MB Financial, Inc.	4,705	190,458
MBT Financial Corp.	1,098	11,804
Mercantile Bank Corp.	1,001	33,283
Metropolitan Bank Holding Corp.*	172	7,243
Middlefield Banc Corp.	160	7,856
Midland States Bancorp, Inc.	945	29,824
MidSouth Bancorp, Inc.	812	10,272
MidWestOne Financial Group, Inc.	687	22,870
MutualFirst Financial, Inc.	314	11,383
National Bank Holdings Corp., Class A	1,341	44,588
National Bankshares, Inc.	370	16,669
National Commerce Corp.*	647	28,177
NBT Bancorp, Inc.	2,535	89,942
Nicolet Bankshares, Inc.*	550	30,289
Northeast Bancorp	384	7,872
Northrim Bancorp, Inc.	408	14,096
Norwood Financial Corp.	351	10,562
OFG Bancorp	2,477	25,885
Ohio Valley Banc Corp.(x)	244	10,211
Old Line Bancshares, Inc.	505	16,665
Old National Bancorp	7,587	128,220
Old Point Financial Corp.(x)	212	5,593
Old Second Bancorp, Inc.	1,744	24,242
Opus Bank	1,134	31,752
Orrstown Financial Services, Inc.	426	10,288
Pacific Mercantile Bancorp*	905	8,643
Pacific Premier Bancorp, Inc.*	2,326	93,505
Park National Corp.	797	82,697
Parke Bancorp, Inc.	340	7,072
Peapack Gladstone Financial Corp.	996	33,256
Penns Woods Bancorp, Inc.	316	13,370
Peoples Bancorp of North Carolina, Inc.	278	8,540
Peoples Bancorp, Inc.	32,590	1,155,315
Peoples Financial Services Corp.	377	17,210
People’s Utah Bancorp	803	25,937
Pinnacle Financial Partners, Inc.	22,853	1,467,162
Preferred Bank	753	48,343
Premier Financial Bancorp, Inc.	556	10,347
QCR Holdings, Inc.	759	34,041
RBB Bancorp	350	9,230
Reliant Bancorp, Inc.	416	9,481
Renasant Corp.	2,586	110,060
Republic Bancorp, Inc., Class A	541	20,720
Republic First Bancorp, Inc.(x)*	2,994	26,048
S&T Bancorp, Inc.	2,015	80,479
Sandy Spring Bancorp, Inc.	1,837	71,202
Seacoast Banking Corp. of Florida*	2,482	65,699
ServisFirst Bancshares, Inc.	2,630	107,357
Shore Bancshares, Inc.	753	14,202
Sierra Bancorp	695	18,515
Simmons First National Corp., Class A	4,825	137,271
SmartFinancial, Inc.*	432	10,178
South State Corp.	2,064	176,059
Southern First Bancshares, Inc.*	356	15,842
Southern National Bancorp of Virginia, Inc.	1,037	16,426
Southside Bancshares, Inc.	1,657	57,564
State Bank Financial Corp.	2,201	66,052
Sterling Bancorp	12,394	279,484
Stock Yards Bancorp, Inc.	1,329	46,648
Summit Financial Group, Inc.	665	16,632
Texas Capital Bancshares, Inc.*	2,860	257,114
Tompkins Financial Corp.	867	65,684
Towne Bank	3,536	101,130
TriCo Bancshares	1,202	44,738
TriState Capital Holdings, Inc.*	1,362	31,667
Triumph Bancorp, Inc.*	1,007	41,488
Trustmark Corp.	3,758	117,099
Two River Bancorp	429	7,743
UMB Financial Corp.	2,631	190,458
Umpqua Holdings Corp.	12,887	275,911
Union Bankshares Corp.	3,272	120,115
Union Bankshares, Inc.(x)	232	11,786
United Bankshares, Inc.	5,824	205,296
United Community Banks, Inc.	4,214	133,373
United Security Bancshares	771	8,288
Unity Bancorp, Inc.	453	9,966
Univest Corp. of Pennsylvania	1,585	43,905
Valley National Bancorp	15,046	187,473
Veritex Holdings, Inc.*	881	24,377
Washington Trust Bancorp, Inc.	14,442	776,257
WesBanco, Inc.	2,482	104,989
West Bancorporation, Inc.	1,007	25,779
Westamerica Bancorp(x)	1,509	87,643
Wintrust Financial Corp.	3,186	274,155

		36,824,655

Capital Markets (0.6%)
Arlington Asset Investment Corp., Class A(x)	1,322	14,595
Artisan Partners Asset Management, Inc., Class A	2,679	89,211
Associated Capital Group, Inc., Class A	292	10,935
B. Riley Financial, Inc.	1,129	22,016
BrightSphere Investment Group plc	4,291	67,626
Cohen & Steers, Inc.	1,248	50,744
Cowen, Inc.(x)*	1,617	21,344
Diamond Hill Investment Group, Inc.	194	40,073
Donnelley Financial Solutions, Inc.*	1,849	31,747
Evercore, Inc., Class A	2,201	191,926
Financial Engines, Inc.	3,335	116,725
GAIN Capital Holdings, Inc.(x)	2,265	15,289
GAMCO Investors, Inc., Class A	298	7,399
Greenhill & Co., Inc.	1,325	24,513
Hamilton Lane, Inc., Class A	891	33,172
Houlihan Lokey, Inc.	1,639	73,099
INTL. FCStone, Inc.*	827	35,296
Investment Technology Group, Inc.	1,912	37,743
Ladenburg Thalmann Financial Services, Inc.	5,897	19,283
Medley Management, Inc., Class A	485	2,765
Moelis & Co., Class A	1,820	92,547
Oppenheimer Holdings, Inc., Class A	526	13,545
Piper Jaffray Cos	846	70,260
PJT Partners, Inc., Class A	1,034	51,803
Pzena Investment Management, Inc., Class A	837	9,316
Safeguard Scientifics, Inc.*	1,130	13,843
Silvercrest Asset Management Group, Inc., Class A	414	6,293
Stifel Financial Corp.	3,824	226,495
Virtu Financial, Inc., Class A(x)	1,419	46,827
Virtus Investment Partners, Inc.	414	51,253
Waddell & Reed Financial, Inc., Class A	4,317	87,247
Westwood Holdings Group, Inc.	498	28,132
WisdomTree Investments, Inc.	6,864	62,943

		1,666,005

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.3%)
Curo Group Holdings Corp.*	292	$5,022
Elevate Credit, Inc.(x)*	892	6,315
Encore Capital Group, Inc.(x)*	1,403	63,416
Enova International, Inc.*	2,035	44,872
EZCORP, Inc., Class A*	2,869	37,871
FirstCash, Inc.	2,709	220,106
Green Dot Corp., Class A*	2,652	170,152
LendingClub Corp.*	18,858	66,003
Nelnet, Inc., Class A	1,065	55,817
PRA Group, Inc.*	2,595	98,610
Regional Management Corp.*	659	20,983
World Acceptance Corp.*	344	36,223

		825,390

Diversified Financial Services (0.0%)
Cannae Holdings, Inc.*	3,724	70,235
Marlin Business Services Corp.	475	13,466
On Deck Capital, Inc.*	2,999	16,764
Tiptree, Inc.	1,537	9,760

		110,225

Insurance (5.5%)
Ambac Financial Group, Inc.*	2,782	43,622
American Equity Investment Life Holding Co.	4,968	145,860
AMERISAFE, Inc.	1,135	62,709
AmTrust Financial Services, Inc.(x)	5,048	62,141
Argo Group International Holdings Ltd.	1,816	104,238
Aspen Insurance Holdings Ltd.	9,600	430,560
Atlas Financial Holdings, Inc.*	554	5,734
Baldwin & Lyons, Inc., Class B	647	14,234
Blue Capital Reinsurance Holdings Ltd.(x)	342	4,172
Citizens, Inc.(x)*	2,816	20,613
CNO Financial Group, Inc.	9,395	203,590
Crawford & Co., Class B	774	6,362
Donegal Group, Inc., Class A	553	8,737
eHealth, Inc.*	962	13,766
EMC Insurance Group, Inc.	477	12,917
Employers Holdings, Inc.	1,892	76,531
Enstar Group Ltd.*	657	138,134
FBL Financial Group, Inc., Class A	571	39,599
Federated National Holding Co.	815	12,853
Genworth Financial, Inc., Class A*	28,959	81,954
Global Indemnity Ltd.	518	17,881
Greenlight Capital Re Ltd., Class A*	1,851	29,709
Hallmark Financial Services, Inc.*	664	5,923
Hanover Insurance Group, Inc. (The)	32,900	3,878,581
HCI Group, Inc.(x)	503	19,194
Health Insurance Innovations, Inc., Class A(x)*	695	20,086
Heritage Insurance Holdings, Inc.(x)	1,201	18,207
Horace Mann Educators Corp.	53,974	2,307,389
Independence Holding Co.	391	13,939
Infinity Property & Casualty Corp.	605	71,632
Investors Title Co.	87	17,391
James River Group Holdings Ltd.	1,400	49,658
Kemper Corp.	2,258	128,706
Kingstone Cos., Inc.	555	9,324
Kinsale Capital Group, Inc.	804	41,269
Maiden Holdings Ltd.	3,737	24,291
MBIA, Inc.(x)*	5,141	47,606
National General Holdings Corp.	2,881	70,037
National Western Life Group, Inc., Class A	132	40,244
Navigators Group, Inc. (The)	1,211	69,814
NI Holdings, Inc.*	634	10,588
Old Republic International Corp.	189,700	4,069,065
Primerica, Inc.	2,549	246,233
RLI Corp.	2,212	140,219
Safety Insurance Group, Inc.	867	66,629
Selective Insurance Group, Inc.	3,365	204,256
State Auto Financial Corp.	976	27,884
Stewart Information Services Corp.	1,223	53,739
Third Point Reinsurance Ltd.*	4,979	69,457
Trupanion, Inc.(x)*	1,250	37,363
United Fire Group, Inc.	1,263	60,447
United Insurance Holdings Corp.	1,128	21,590
Universal Insurance Holdings, Inc.	1,761	56,176
Validus Holdings Ltd.	37,600	2,536,120
WMIH Corp.*	12,817	18,200

		15,987,173

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AG Mortgage Investment Trust, Inc. (REIT)	1,683	29,234
Anworth Mortgage Asset Corp. (REIT)	5,795	27,816
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	6,200	111,477
Ares Commercial Real Estate Corp. (REIT)	1,510	18,649
ARMOUR Residential REIT, Inc. (REIT)(x)	2,189	50,960
Capstead Mortgage Corp. (REIT)	5,693	49,244
Cherry Hill Mortgage Investment Corp. (REIT)	697	12,225
CYS Investments, Inc. (REIT)	9,246	62,133
Dynex Capital, Inc. (REIT)	2,728	18,087
Ellington Residential Mortgage REIT (REIT)(x)	442	4,844
Granite Point Mortgage Trust, Inc. (REIT)	2,543	42,061
Great Ajax Corp. (REIT)	1,119	15,162
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,913	56,804
Invesco Mortgage Capital, Inc. (REIT)	6,300	103,194
KKR Real Estate Finance Trust, Inc. (REIT)(x)	902	18,094
Ladder Capital Corp. (REIT)	4,470	67,408
MTGE Investment Corp. (REIT)	2,676	47,900
New York Mortgage Trust, Inc. (REIT)(x)	7,005	41,540
Orchid Island Capital, Inc. (REIT)(x)	3,167	23,341
Owens Realty Mortgage, Inc. (REIT)(x)	607	8,850
PennyMac Mortgage Investment Trust (REIT)‡	3,195	57,606
Redwood Trust, Inc. (REIT)	4,603	71,208
Resource Capital Corp. (REIT)	1,881	17,888
Sutherland Asset Management Corp. (REIT)	1,121	16,983
TPG RE Finance Trust, Inc. (REIT)	800	15,912
Western Asset Mortgage Capital Corp. (REIT)	2,428	23,527

		1,012,147

Thrifts & Mortgage Finance (1.2%)
BankFinancial Corp.	981	16,657
Bear State Financial, Inc.	1,109	11,367
Beneficial Bancorp, Inc.	4,100	63,755
BofI Holding, Inc.(x)*	3,424	138,775
Capitol Federal Financial, Inc.	7,080	87,438
Charter Financial Corp.	676	13,784
Clifton Bancorp, Inc.	1,143	17,888

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Dime Community Bancshares, Inc.	1,866	$34,334
Entegra Financial Corp.*	309	8,961
ESSA Bancorp, Inc.	457	6,704
Essent Group Ltd.*	4,756	202,414
Federal Agricultural Mortgage Corp., Class C	455	39,594
First Defiance Financial Corp.	586	33,590
Flagstar Bancorp, Inc.*	1,304	46,162
Greene County Bancorp, Inc.(x)	158	5,799
Hingham Institution for Savings	85	17,510
Home Bancorp, Inc.	345	14,894
HomeStreet, Inc.*	1,487	42,603
Impac Mortgage Holdings, Inc.(x)*	610	4,819
Kearny Financial Corp.	4,165	54,145
LendingTree, Inc.(x)*	366	120,103
Luther Burbank Corp.	533	6,401
Malvern Bancorp, Inc.*	386	10,036
Merchants Bancorp	292	6,278
Meridian Bancorp, Inc.	2,837	57,166
Meta Financial Group, Inc.	558	60,934
MGIC Investment Corp.*	21,326	277,237
Nationstar Mortgage Holdings, Inc.*	1,822	32,723
NMI Holdings, Inc., Class A*	3,300	54,615
Northfield Bancorp, Inc.	2,535	39,571
Northwest Bancshares, Inc.	5,378	89,060
OceanFirst Financial Corp.	2,276	60,883
Ocwen Financial Corp.(x)*	6,341	26,125
Oritani Financial Corp.	2,285	35,075
PCSB Financial Corp.*	1,124	23,582
PennyMac Financial Services, Inc., Class A*‡	1,023	23,171
PHH Corp.*	1,650	17,259
Provident Bancorp, Inc.*	253	6,717
Provident Financial Holdings, Inc.	382	6,910
Provident Financial Services, Inc.	3,398	86,955
Prudential Bancorp, Inc.	482	8,743
Radian Group, Inc.	12,421	236,495
Riverview Bancorp, Inc.	1,161	10,844
SI Financial Group, Inc.	638	9,187
Southern Missouri Bancorp, Inc.	353	12,920
Sterling Bancorp, Inc.	675	9,119
Territorial Bancorp, Inc.	419	12,428
Timberland Bancorp, Inc.	374	11,370
TrustCo Bank Corp.	102,260	864,096
United Community Financial Corp.	3,132	30,882
United Financial Bancorp, Inc.	2,968	48,082
Walker & Dunlop, Inc.	1,640	97,449
Washington Federal, Inc.	4,973	172,066
Waterstone Financial, Inc.	1,571	27,178
Western New England Bancorp, Inc.	1,685	17,945
WSFS Financial Corp.	1,785	85,502

		3,556,300

Total Financials		59,981,895

Health Care (7.5%)
Biotechnology (2.7%)
Abeona Therapeutics, Inc.(x)*	1,726	24,768
Acceleron Pharma, Inc.*	2,164	84,612
Achaogen, Inc.(x)*	2,013	26,068
Achillion Pharmaceuticals, Inc.*	8,008	29,710
Acorda Therapeutics, Inc.*	2,542	60,118
Adamas Pharmaceuticals, Inc.(x)*	1,012	24,187
Aduro Biotech, Inc.(x)*	2,520	23,436
Advaxis, Inc.(x)*	2,460	4,157
Agenus, Inc.(x)*	4,042	19,038
Aileron Therapeutics, Inc.*	259	2,106
Aimmune Therapeutics, Inc.*	2,024	64,424
Akebia Therapeutics, Inc.*	2,594	24,721
Alder Biopharmaceuticals, Inc.(x)*	3,586	45,542
Allena Pharmaceuticals, Inc.(x)*	296	3,262
AMAG Pharmaceuticals, Inc.*	2,025	40,804
Amicus Therapeutics, Inc.(x)*	10,894	163,846
AnaptysBio, Inc.*	1,044	108,660
Anavex Life Sciences Corp.(x)*	2,089	5,766
Apellis Pharmaceuticals, Inc.(x)*	594	13,133
Ardelyx, Inc.*	2,019	10,196
Arena Pharmaceuticals, Inc.*	2,771	109,455
ARMO BioSciences, Inc.*	385	14,403
Array BioPharma, Inc.*	11,590	189,149
Arsanis, Inc.(x)*	235	5,379
Asterias Biotherapeutics, Inc.(x)*	1,438	2,085
Atara Biotherapeutics, Inc.*	1,893	73,827
Athenex, Inc.(x)*	335	5,698
Athersys, Inc.(x)*	6,448	11,800
Audentes Therapeutics, Inc.*	1,165	35,008
Avexis, Inc.*	1,613	199,335
Axovant Sciences Ltd.(x)*	1,846	2,455
Bellicum Pharmaceuticals, Inc.(x)*	1,682	11,034
BioCryst Pharmaceuticals, Inc.(x)*	5,632	26,865
Biohaven Pharmaceutical Holding Co. Ltd.*	1,829	47,115
BioSpecifics Technologies Corp.*	308	13,657
BioTime, Inc.(x)*	4,411	11,866
Bluebird Bio, Inc.*	2,833	483,734
Blueprint Medicines Corp.*	2,486	227,966
Calithera Biosciences, Inc.*	1,888	11,894
Calyxt, Inc.(x)*	174	2,283
Cara Therapeutics, Inc.(x)*	1,661	20,563
Catalyst Pharmaceuticals, Inc.*	4,397	10,509
Celcuity, Inc.(x)*	201	3,312
Celldex Therapeutics, Inc.*	7,696	17,932
ChemoCentryx, Inc.*	1,355	18,428
Chimerix, Inc.*	3,003	15,616
Clovis Oncology, Inc.*	2,579	136,171
Coherus Biosciences, Inc.(x)*	2,371	26,200
Conatus Pharmaceuticals, Inc.*	1,597	9,374
Concert Pharmaceuticals, Inc.*	993	22,740
Corbus Pharmaceuticals Holdings, Inc.(x)*	2,736	16,690
Corvus Pharmaceuticals, Inc.*	515	5,938
Cue Biopharma, Inc.*	479	6,730
Curis, Inc.*	6,923	4,523
Cytokinetics, Inc.*	2,565	18,468
CytomX Therapeutics, Inc.*	1,640	46,658
Deciphera Pharmaceuticals, Inc.(x)*	455	9,118
Denali Therapeutics, Inc.(x)*	896	17,642
Dynavax Technologies Corp.(x)*	3,551	70,487
Eagle Pharmaceuticals, Inc.*	474	24,975
Edge Therapeutics, Inc.(x)*	1,000	1,180
Editas Medicine, Inc.(x)*	2,199	72,897
Emergent BioSolutions, Inc.*	1,975	103,984
Enanta Pharmaceuticals, Inc.*	902	72,981
Epizyme, Inc.*	2,812	49,913
Esperion Therapeutics, Inc.*	995	71,968
Exact Sciences Corp.*	6,767	272,913
Fate Therapeutics, Inc.(x)*	2,749	26,830
FibroGen, Inc.*	4,066	187,849
Five Prime Therapeutics, Inc.*	1,864	32,024
Flexion Therapeutics, Inc.(x)*	1,907	42,736
Fortress Biotech, Inc.(x)*	2,082	9,473
Foundation Medicine, Inc.*	845	66,544
G1 Therapeutics, Inc.*	770	28,529
Genocea Biosciences, Inc.(x)*	6,125	6,431
Genomic Health, Inc.*	1,152	36,046

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Geron Corp.(x)*	9,172	$38,981
Global Blood Therapeutics, Inc.*	2,262	109,255
Halozyme Therapeutics, Inc.*	6,940	135,955
Heron Therapeutics, Inc.(x)*	3,094	85,394
Idera Pharmaceuticals, Inc.*	8,710	16,026
Immune Design Corp.*	2,116	6,983
ImmunoGen, Inc.*	5,782	60,827
Immunomedics, Inc.(x)*	6,072	88,712
Inovio Pharmaceuticals, Inc.(x)*	4,587	21,605
Insmed, Inc.*	4,427	99,696
Insys Therapeutics, Inc.(x)*	1,581	9,549
Intellia Therapeutics, Inc.(x)*	879	18,538
Invitae Corp.(x)*	2,405	11,279
Iovance Biotherapeutics, Inc.*	4,247	71,774
Ironwood Pharmaceuticals, Inc.*	7,609	117,407
Jounce Therapeutics, Inc.(x)*	777	17,366
Karyopharm Therapeutics, Inc.*	2,081	27,927
Keryx Biopharmaceuticals, Inc.(x)*	5,046	20,638
Kindred Biosciences, Inc.*	1,274	11,020
Kura Oncology, Inc.(x)*	1,148	21,525
La Jolla Pharmaceutical Co.(x)*	1,081	32,192
Lexicon Pharmaceuticals, Inc.(x)*	2,455	21,039
Ligand Pharmaceuticals, Inc.*	1,189	196,375
Loxo Oncology, Inc.(x)*	1,342	154,827
MacroGenics, Inc.*	2,027	50,999
Madrigal Pharmaceuticals, Inc.(x)*	272	31,767
Matinas BioPharma Holdings, Inc.(x)*	3,264	2,496
MediciNova, Inc.(x)*	2,221	22,699
Merrimack Pharmaceuticals, Inc.(x)	776	6,247
Mersana Therapeutics, Inc.(x)*	580	9,147
MiMedx Group, Inc.(x)*	6,126	42,698
Minerva Neurosciences, Inc.*	1,549	9,681
Miragen Therapeutics, Inc.(x)*	771	5,405
Momenta Pharmaceuticals, Inc.*	4,317	78,354
Myriad Genetics, Inc.*	3,811	112,615
NantKwest, Inc.*	1,887	7,340
Natera, Inc.*	1,936	17,947
NewLink Genetics Corp.(x)*	1,828	13,253
Novavax, Inc.(x)*	17,216	36,154
Novelion Therapeutics, Inc.*	911	3,189
Nymox Pharmaceutical Corp.*	1,732	7,326
Organovo Holdings, Inc.(x)*	6,115	6,298
Otonomy, Inc.*	1,740	7,308
Ovid therapeutics, Inc.(x)*	915	6,469
PDL BioPharma, Inc.*	8,996	26,448
Pieris Pharmaceuticals, Inc.*	2,113	14,411
Portola Pharmaceuticals, Inc.*	3,331	108,790
Progenics Pharmaceuticals, Inc.(x)*	3,969	29,609
Protagonist Therapeutics, Inc.*	688	5,910
Prothena Corp. plc(x)*	2,272	83,405
PTC Therapeutics, Inc.*	2,335	63,185
Puma Biotechnology, Inc.*	1,672	113,780
Ra Pharmaceuticals, Inc.*	725	3,850
Radius Health, Inc.(x)*	2,199	79,032
Recro Pharma, Inc.(x)*	830	9,138
REGENXBIO, Inc.*	1,565	46,715
Repligen Corp.*	2,216	80,175
Retrophin, Inc.*	2,306	51,562
Rhythm Pharmaceuticals, Inc.(x)*	467	9,293
Rigel Pharmaceuticals, Inc.*	8,489	30,051
Sage Therapeutics, Inc.*	2,438	392,688
Sangamo Therapeutics, Inc.*	4,821	91,599
Sarepta Therapeutics, Inc.*	3,525	261,167
Selecta Biosciences, Inc.(x)*	720	7,337
Seres Therapeutics, Inc.(x)*	1,130	8,294
Solid Biosciences, Inc.(x)*	486	3,645
Spark Therapeutics, Inc.*	1,580	105,212
Spectrum Pharmaceuticals, Inc.*	5,061	81,431
Spero Therapeutics, Inc.(x)*	332	4,731
Stemline Therapeutics, Inc.(x)*	1,672	25,582
Strongbridge Biopharma plc*	1,328	11,753
Syndax Pharmaceuticals, Inc.*	542	7,713
Synergy Pharmaceuticals, Inc.(x)*	14,039	25,691
Syros Pharmaceuticals, Inc.(x)*	769	9,982
TG Therapeutics, Inc.(x)*	3,000	42,600
Tocagen, Inc.(x)*	988	11,708
Trevena, Inc.*	2,820	4,625
Ultragenyx Pharmaceutical, Inc.*	2,527	128,852
Vanda Pharmaceuticals, Inc.*	2,463	41,502
VBI Vaccines, Inc.*	2,244	7,854
Veracyte, Inc.(x)*	1,447	8,045
Versartis, Inc.*	1,887	3,114
Voyager Therapeutics, Inc.(x)*	1,000	18,790
vTv Therapeutics, Inc., Class A(x)*	331	1,347
XBiotech, Inc.(x)*	1,101	5,890
Xencor, Inc.*	2,195	65,806
ZIOPHARM Oncology, Inc.(x)*	7,727	30,290

		7,882,818

Health Care Equipment & Supplies (2.3%)
Abaxis, Inc.	1,290	91,100
Accuray, Inc.(x)*	5,175	25,875
Analogic Corp.	743	71,254
AngioDynamics, Inc.*	2,247	38,761
Anika Therapeutics, Inc.*	881	43,803
Antares Pharma, Inc.*	8,833	19,433
AtriCure, Inc.*	1,859	38,147
Atrion Corp.	82	51,767
AxoGen, Inc.*	1,679	61,284
Cantel Medical Corp.	2,119	236,078
Cardiovascular Systems, Inc.*	1,877	41,163
Cerus Corp.*	7,128	39,061
ConforMIS, Inc.*	2,242	3,251
CONMED Corp.	1,629	103,165
Corindus Vascular Robotics, Inc.(x)*	5,175	7,090
CryoLife, Inc.*	1,982	39,739
Cutera, Inc.*	810	40,703
Endologix, Inc.(x)*	5,166	21,852
FONAR Corp.*	372	11,086
GenMark Diagnostics, Inc.*	2,667	14,508
Glaukos Corp.(x)*	1,648	50,808
Globus Medical, Inc., Class A*	4,105	204,511
Haemonetics Corp.*	3,117	228,040
Halyard Health, Inc.*	2,558	117,873
Heska Corp.*	389	30,758
Hill-Rom Holdings, Inc.	9,836	855,731
ICU Medical, Inc.*	880	222,112
Inogen, Inc.*	1,007	123,700
Insulet Corp.*	3,386	293,497
Integer Holdings Corp.*	1,843	104,222
Integra LifeSciences Holdings Corp.*	3,646	201,770
Invacare Corp.	1,846	32,120
iRhythm Technologies, Inc.*	856	53,885
K2M Group Holdings, Inc.*	2,353	44,589
Lantheus Holdings, Inc.*	1,804	28,684
LeMaitre Vascular, Inc.	824	29,854
LivaNova plc*	2,837	251,074
Masimo Corp.*	2,568	225,856
Meridian Bioscience, Inc.	2,396	34,023
Merit Medical Systems, Inc.*	2,780	126,073
Natus Medical, Inc.*	1,716	57,743
Neogen Corp.*	2,860	191,591
Nevro Corp.*	1,649	142,919

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Novocure Ltd.*	3,403	$74,185
NuVasive, Inc.*	2,939	153,445
NxStage Medical, Inc.*	3,846	95,612
Obalon Therapeutics, Inc.*	521	1,787
OraSure Technologies, Inc.*	3,347	56,531
Orthofix International NV*	1,007	59,191
OrthoPediatrics Corp.*	191	2,876
Oxford Immunotec Global plc(x)*	1,420	17,679
Penumbra, Inc.*	1,698	196,374
Pulse Biosciences, Inc.(x)*	561	7,590
Quidel Corp.*	1,658	85,901
Quotient Ltd.(x)*	1,648	7,762
Rockwell Medical, Inc.(x)*	2,985	15,552
RTI Surgical, Inc.*	3,557	16,362
Sientra, Inc.(x)*	866	8,366
STAAR Surgical Co.*	2,458	36,378
STERIS plc	8,602	803,082
Surmodics, Inc.*	799	30,402
Tactile Systems Technology, Inc.(x)*	735	23,373
Utah Medical Products, Inc.	182	17,991
Varex Imaging Corp.*	2,213	79,181
ViewRay, Inc.(x)*	1,806	11,613
Viveve Medical, Inc.(x)*	929	3,400
Wright Medical Group NV*	6,215	123,306

		6,578,492

Health Care Providers & Services (0.9%)
AAC Holdings, Inc.(x)*	563	6,463
Aceto Corp.	1,880	14,288
Addus HomeCare Corp.*	443	21,552
Almost Family, Inc.*	723	40,488
Amedisys, Inc.*	1,687	101,794
American Renal Associates
Holdings, Inc.*	559	10,537
AMN Healthcare Services, Inc.*	2,730	154,928
BioScrip, Inc.*	7,215	17,749
BioTelemetry, Inc.(x)*	1,811	56,232
Capital Senior Living Corp.*	1,548	16,641
Chemed Corp.	904	246,665
Civitas Solutions, Inc.*	963	14,830
Community Health Systems, Inc.(x)*	5,496	21,764
CorVel Corp.*	547	27,651
Cross Country Healthcare, Inc.*	2,082	23,131
Diplomat Pharmacy, Inc.*	2,874	57,911
Encompass Health Corp.	5,737	327,983
Ensign Group, Inc. (The)	2,845	74,824
Genesis Healthcare, Inc.*	2,594	3,917
HealthEquity, Inc.*	2,961	179,259
Kindred Healthcare, Inc.*	4,914	44,963
LHC Group, Inc.*	883	54,357
Magellan Health, Inc.*	1,409	150,904
Molina Healthcare, Inc.*	2,649	215,046
National HealthCare Corp.	604	36,017
National Research Corp., Class A	608	17,784
Owens & Minor, Inc.	3,616	56,229
PetIQ, Inc.(x)*	352	9,363
Providence Service Corp. (The)*	666	46,047
R1 RCM, Inc.*	5,631	40,205
RadNet, Inc.*	2,091	30,110
Select Medical Holdings Corp.*	6,042	104,225
Surgery Partners, Inc.*	1,188	20,374
Tenet Healthcare Corp.*	4,615	111,914
Tivity Health, Inc.*	2,164	85,803
Triple-S Management Corp., Class B*	1,341	35,054
US Physical Therapy, Inc.	668	54,308

		2,531,310

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	10,215	126,155
Castlight Health, Inc., Class B*	3,979	14,523
Computer Programs & Systems, Inc.	731	21,345
Cotiviti Holdings, Inc.*	2,184	75,217
Evolent Health, Inc., Class A(x)*	3,440	49,020
HealthStream, Inc.	1,500	37,245
HMS Holdings Corp.*	4,962	83,560
Inovalon Holdings, Inc., Class A(x)*	3,621	38,383
Medidata Solutions, Inc.*	3,232	203,002
NantHealth, Inc.(x)*	1,099	3,352
Omnicell, Inc.*	2,178	94,525
Quality Systems, Inc.*	3,107	42,411
Simulations Plus, Inc.	652	9,617
Tabula Rasa HealthCare, Inc.*	717	27,820
Teladoc, Inc.(x)*	3,341	134,642
Vocera Communications, Inc.*	1,648	38,596

		999,413

Life Sciences Tools & Services (0.2%)
Accelerate Diagnostics, Inc.(x)*	1,484	33,909
Cambrex Corp.*	1,827	95,552
Codexis, Inc.*	2,523	27,753
Enzo Biochem, Inc.*	2,476	13,568
Fluidigm Corp.*	2,437	14,232
Luminex Corp.	2,237	47,134
Medpace Holdings, Inc.*	549	19,166
NanoString Technologies, Inc.*	1,092	8,201
NeoGenomics, Inc.(x)*	3,432	28,005
Pacific Biosciences of California, Inc.(x)*	7,558	15,494
PRA Health Sciences, Inc.*	2,855	236,851
Quanterix Corp.(x)*	255	4,345
Syneos Health, Inc.*	3,166	112,393

		656,603

Pharmaceuticals (1.1%)
Aclaris Therapeutics, Inc.(x)*	1,381	24,195
Aerie Pharmaceuticals, Inc.(x)*	1,936	105,028
Akcea Therapeutics, Inc.(x)*	841	21,538
Amphastar Pharmaceuticals, Inc.*	2,034	38,138
ANI Pharmaceuticals, Inc.*	505	29,401
Aratana Therapeutics, Inc.(x)*	2,512	11,078
Assembly Biosciences, Inc.*	942	46,290
Catalent, Inc.*	7,794	320,021
Clearside Biomedical, Inc.(x)*	1,280	13,734
Collegium Pharmaceutical, Inc.*	1,407	35,949
Corcept Therapeutics, Inc.(x)*	5,385	88,583
Corium International, Inc.(x)*	1,133	12,996
Depomed, Inc.*	3,564	23,487
Dermira, Inc.*	2,217	17,714
Dova Pharmaceuticals, Inc.(x)*	422	11,445
Durect Corp.*	8,128	17,394
Evolus, Inc.*	425	3,838
Horizon Pharma plc*	9,326	132,429
Impax Laboratories, Inc.*	4,329	84,199
Innoviva, Inc.*	4,451	74,198
Intersect ENT, Inc.*	1,504	59,107
Intra-Cellular Therapies, Inc.*	2,432	51,194
Kala Pharmaceuticals, Inc.(x)*	770	12,189
Lannett Co., Inc.(x)*	1,703	27,333
Medicines Co. (The)(x)*	4,096	134,921
Melinta Therapeutics, Inc.(x)*	999	7,393
Menlo Therapeutics, Inc.(x)*	344	12,928
MyoKardia, Inc.*	1,142	55,730
Nektar Therapeutics*	8,717	926,267
Neos Therapeutics, Inc.(x)*	1,244	10,325
Ocular Therapeutix, Inc.(x)*	1,406	9,153
Odonate Therapeutics, Inc.*	294	6,227
Omeros Corp.(x)*	2,638	29,466

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Optinose, Inc.(x)*	236	$4,725
Pacira Pharmaceuticals, Inc.*	2,322	72,330
Paratek Pharmaceuticals, Inc.*	1,383	17,979
Phibro Animal Health Corp., Class A	1,101	43,710
Prestige Brands Holdings, Inc.*	3,072	103,588
Reata Pharmaceuticals, Inc., Class A(x)*	644	13,208
resTORbio, Inc.*	334	3,200
Revance Therapeutics, Inc.*	1,537	47,340
scPharmaceuticals, Inc.(x)*	319	3,956
Sienna Biopharmaceuticals, Inc.*	829	15,569
Supernus Pharmaceuticals, Inc.*	2,811	128,744
Teligent, Inc.(x)*	2,726	9,159
Tetraphase Pharmaceuticals, Inc.*	2,848	8,743
TherapeuticsMD, Inc.(x)*	9,610	46,801
Theravance Biopharma, Inc.(x)*	2,464	59,752
WaVe Life Sciences Ltd.*	734	29,433
Zogenix, Inc.*	1,982	79,379
Zynerba Pharmaceuticals, Inc.(x)*	711	6,179

		3,147,683

Total Health Care		21,796,319

Industrials (18.1%)
Aerospace & Defense (2.8%)
AAR Corp.	106,414	4,693,922
Aerojet Rocketdyne Holdings, Inc.*	3,928	109,866
Aerovironment, Inc.*	1,202	54,703
Astronics Corp.*	1,235	46,066
Axon Enterprise, Inc.(x)*	3,080	121,075
Cubic Corp.	1,489	94,700
Curtiss-Wright Corp.	2,555	345,104
Ducommun, Inc.*	691	20,993
Engility Holdings, Inc.*	1,028	25,083
Esterline Technologies Corp.*	26,266	1,921,358
KeyW Holding Corp. (The)(x)*	2,970	23,344
KLX, Inc.*	2,896	205,790
Kratos Defense & Security Solutions, Inc.(x)*	4,884	50,256
Mercury Systems, Inc.*	2,669	128,966
Moog, Inc., Class A*	1,830	150,810
National Presto Industries, Inc.(x)	310	29,063
Sparton Corp.*	589	10,254
Triumph Group, Inc.	2,882	72,626
Vectrus, Inc.*	674	25,100

		8,129,079

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,404	79,381
Atlas Air Worldwide Holdings, Inc.*	1,353	81,789
Echo Global Logistics, Inc.*	1,550	42,780
Forward Air Corp.	1,742	92,082
Hub Group, Inc., Class A*	1,921	80,394
Park-Ohio Holdings Corp.	565	21,950
Radiant Logistics, Inc.*	2,170	8,398

		406,774

Airlines (0.6%)
Allegiant Travel Co.	730	125,962
Hawaiian Holdings, Inc.	2,992	115,790
SkyWest, Inc.	2,872	156,237
Spirit Airlines, Inc.*	37,700	1,424,306

		1,822,295

Building Products (2.8%)
AAON, Inc.	2,448	95,472
Advanced Drainage Systems, Inc.	2,059	53,328
American Woodmark Corp.*	813	80,040
Apogee Enterprises, Inc.	1,446	62,684
Armstrong Flooring, Inc.*	1,130	15,334
Builders FirstSource, Inc.*	6,348	125,944
Caesarstone Ltd.(x)	1,401	27,530
Continental Building Products, Inc.*	2,253	64,323
CSW Industrials, Inc.*	778	35,049
Gibraltar Industries, Inc.*	58,581	1,982,967
Griffon Corp.	1,810	33,033
Insteel Industries, Inc.	40,130	1,108,792
JELD-WEN Holding, Inc.*	3,979	121,837
Masonite International Corp.*	1,635	100,307
NCI Building Systems, Inc.*	2,465	43,631
Patrick Industries, Inc.*	1,434	88,693
PGT Innovations, Inc.*	2,853	53,208
Ply Gem Holdings, Inc.*	1,385	29,916
Quanex Building Products Corp.	2,009	34,957
Simpson Manufacturing Co., Inc.	53,498	3,080,949
Trex Co., Inc.*	1,724	187,519
Universal Forest Products, Inc.	25,762	835,977

		8,261,490

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	3,251	108,843
ACCO Brands Corp.	5,922	74,321
Advanced Disposal Services, Inc.*	2,705	60,267
Aqua Metals, Inc.(x)*	1,026	2,657
ARC Document Solutions, Inc.*	2,500	5,500
Brady Corp., Class A	2,759	102,497
Brink’s Co. (The)	2,685	191,575
Casella Waste Systems, Inc., Class A*	2,198	51,389
CECO Environmental Corp.	1,795	7,988
Covanta Holding Corp.	6,508	94,366
Deluxe Corp.	2,676	198,050
Ennis, Inc.	1,462	28,801
Essendant, Inc.	2,315	18,057
Healthcare Services Group, Inc.	4,158	180,790
Heritage-Crystal Clean, Inc.*	896	21,101
Herman Miller, Inc.	3,420	109,269
HNI Corp.	2,473	89,251
Hudson Technologies, Inc.(x)*	2,252	11,125
InnerWorkings, Inc.*	2,571	23,268
Interface, Inc.	3,365	84,798
Kimball International, Inc., Class B	2,202	37,522
Knoll, Inc.	2,820	56,936
LSC Communications, Inc.	2,042	35,633
Matthews International Corp., Class A	1,669	84,451
McGrath RentCorp	63,891	3,430,307
Mobile Mini, Inc.	2,487	108,185
MSA Safety, Inc.	1,939	161,402
Multi-Color Corp.	814	53,765
NL Industries, Inc.*	460	3,611
Quad/Graphics, Inc.	1,829	46,365
RR Donnelley & Sons Co.	4,108	35,863
SP Plus Corp.*	996	35,458
Steelcase, Inc., Class A	4,725	64,260
Team, Inc.(x)*	1,843	25,341
Tetra Tech, Inc.	3,214	157,325
UniFirst Corp.	890	143,869
US Ecology, Inc.	1,290	68,757
Viad Corp.	1,199	62,888
VSE Corp.	544	28,136

		6,103,987

Construction & Engineering (1.2%)
Aegion Corp.*	1,815	41,582
Ameresco, Inc., Class A*	897	11,661
Argan, Inc.	843	36,207
Chicago Bridge & Iron Co. NV*	5,701	82,094
Comfort Systems USA, Inc.	2,175	89,719
Dycom Industries, Inc.*	1,767	190,182

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EMCOR Group, Inc.	15,465	$1,205,188
Granite Construction, Inc.	21,290	1,189,259
Great Lakes Dredge & Dock Corp.*	3,766	17,324
HC2 Holdings, Inc.*	2,032	10,688
IES Holdings, Inc.*	494	7,484
KBR, Inc.	8,143	131,835
Layne Christensen Co.*	1,105	16,487
MasTec, Inc.*	3,887	182,883
MYR Group, Inc.*	935	28,817
Northwest Pipe Co.*	566	9,792
NV5 Global, Inc.*	475	26,481
Orion Group Holdings, Inc.*	1,821	12,000
Primoris Services Corp.	2,309	57,679
Sterling Construction Co., Inc.*	1,564	17,923
Tutor Perini Corp.*	2,212	48,775

		3,414,060

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	442	17,570
Atkore International Group, Inc.*	2,030	40,296
AZZ, Inc.	1,533	66,992
Babcock & Wilcox Enterprises, Inc.*	2,910	12,717
Encore Wire Corp.	9,516	539,557
Energous Corp.(x)*	1,175	18,835
EnerSys	2,324	161,216
Generac Holdings, Inc.*	3,504	160,869
General Cable Corp.	2,841	84,094
LSI Industries, Inc.	1,357	11,005
Plug Power, Inc.(x)*	13,875	26,224
Powell Industries, Inc.	566	15,191
Preformed Line Products Co.	184	11,977
Regal Beloit Corp.	17,055	1,250,983
Revolution Lighting Technologies, Inc.(x)*	728	2,497
Sunrun, Inc.*	5,274	47,097
Thermon Group Holdings, Inc.*	1,945	43,587
TPI Composites, Inc.*	660	14,817
Vicor Corp.*	942	26,894
Vivint Solar, Inc.(x)*	1,424	5,198

		2,557,616

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	7,200	751,752
Raven Industries, Inc.	2,139	74,972

		826,724

Machinery (5.2%)
Actuant Corp., Class A	3,522	81,887
Alamo Group, Inc.	547	60,115
Albany International Corp., Class A	1,556	97,561
Altra Industrial Motion Corp.	1,697	77,977
American Railcar Industries, Inc.(x)	469	17,545
Astec Industries, Inc.	54,276	2,994,949
Barnes Group, Inc.	2,926	175,238
Blue Bird Corp.*	581	13,770
Briggs & Stratton Corp.	2,434	52,112
Chart Industries, Inc.*	1,806	106,608
CIRCOR International, Inc.	972	41,466
Columbus McKinnon Corp.	1,253	44,908
Commercial Vehicle Group, Inc.*	1,537	11,912
DMC Global, Inc.	836	22,363
Douglas Dynamics, Inc.	1,324	57,395
Eastern Co. (The)	334	9,519
Energy Recovery, Inc.(x)*	2,192	18,018
EnPro Industries, Inc.	1,211	93,707
ESCO Technologies, Inc.	1,517	88,820
Evoqua Water Technologies Corp.*	2,877	61,251
ExOne Co. (The)(x)*	759	5,526
Federal Signal Corp.	48,796	1,074,488
Franklin Electric Co., Inc.	2,437	99,308
FreightCar America, Inc.	650	8,710
Gencor Industries, Inc.*	453	7,293
Global Brass & Copper Holdings, Inc.	1,292	43,217
Gorman-Rupp Co. (The)	1,013	29,630
Graham Corp.	513	10,988
Greenbrier Cos., Inc. (The)(x)	1,637	82,259
Hardinge, Inc.	692	12,677
Harsco Corp.*	4,751	98,108
Hillenbrand, Inc.	3,645	167,306
Hurco Cos., Inc.	337	15,468
Hyster-Yale Materials Handling, Inc.	621	43,427
John Bean Technologies Corp.	1,832	207,749
Kadant, Inc.	632	59,724
Kennametal, Inc.	21,569	866,211
LB Foster Co., Class A*	502	11,822
Lindsay Corp.	609	55,687
Lydall, Inc.*	974	46,996
Manitowoc Co., Inc. (The)*	42,971	1,222,955
Meritor, Inc.*	4,960	101,978
Milacron Holdings Corp.*	3,666	73,833
Miller Industries, Inc.	699	17,475
Mueller Industries, Inc.	42,542	1,112,899
Mueller Water Products, Inc., Class A	236,778	2,573,776
Navistar International Corp.*	2,950	103,162
NN, Inc.	1,574	37,776
Omega Flex, Inc.	203	13,215
Proto Labs, Inc.*	1,437	168,919
RBC Bearings, Inc.*	1,298	161,212
REV Group, Inc.	1,604	33,299
Rexnord Corp.*	5,682	168,642
Spartan Motors, Inc.	2,032	34,950
SPX Corp.*	2,380	77,302
SPX FLOW, Inc.*	2,458	120,909
Standex International Corp.	748	71,322
Sun Hydraulics Corp.	1,517	81,251
Tennant Co.	956	64,721
Titan International, Inc.	114,283	1,441,108
TriMas Corp.*	2,694	70,718
Twin Disc, Inc.*	507	11,022
Wabash National Corp.	3,490	72,627
Watts Water Technologies, Inc., Class A	1,631	126,729
Woodward, Inc.	3,096	221,859

		15,257,374

Marine (0.1%)
Costamare, Inc.	2,965	18,502
Eagle Bulk Shipping, Inc.*	2,339	11,578
Genco Shipping & Trading Ltd.(x)*	450	6,399
Matson, Inc.	2,514	72,000
Navios Maritime Holdings, Inc.*	5,438	4,883
Safe Bulkers, Inc.*	2,881	9,133
Scorpio Bulkers, Inc.	3,470	24,464

		146,959

Professional Services (0.6%)
Acacia Research Corp.*	3,153	11,036
Barrett Business Services, Inc.	416	34,478
BG Staffing, Inc.	446	8,470
CBIZ, Inc.*	3,021	55,133
CRA International, Inc.	473	24,733
Exponent, Inc.	1,454	114,357
Forrester Research, Inc.	569	23,585
Franklin Covey Co.*	513	13,800
FTI Consulting, Inc.*	2,129	103,065
GP Strategies Corp.*	716	16,217

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Heidrick & Struggles International, Inc.	1,017	$31,781
Hill International, Inc.*	1,876	10,693
Huron Consulting Group, Inc.*	1,273	48,501
ICF International, Inc.	1,052	61,489
Insperity, Inc.	2,110	146,751
Kelly Services, Inc., Class A	1,721	49,978
Kforce, Inc.	1,308	35,381
Korn/Ferry International	3,044	157,040
Mistras Group, Inc.*	1,103	20,891
Navigant Consulting, Inc.*	2,761	53,122
On Assignment, Inc.*	2,909	238,189
Red Violet, Inc.(x)*	124	755
Resources Connection, Inc.	1,822	29,516
RPX Corp.	2,586	27,644
TriNet Group, Inc.*	2,425	112,326
TrueBlue, Inc.*	2,338	60,554
WageWorks, Inc.*	2,314	104,593
Willdan Group, Inc.*	471	13,353

		1,607,431

Road & Rail (0.5%)
ArcBest Corp.	1,558	49,934
Avis Budget Group, Inc.(x)*	4,207	197,056
Covenant Transportation Group, Inc., Class A*	672	20,046
Daseke, Inc.*	1,724	16,878
Heartland Express, Inc.	2,792	50,228
Hertz Global Holdings, Inc.*	3,232	64,155
Knight-Swift Transportation Holdings, Inc.	7,259	333,987
Marten Transport Ltd.	2,345	53,466
Roadrunner Transportation Systems, Inc.*	1,793	4,554
Saia, Inc.*	7,269	546,265
Schneider National, Inc., Class B	2,324	60,563
Universal Logistics Holdings, Inc.	572	12,098
Werner Enterprises, Inc.	2,822	103,003
YRC Worldwide, Inc.*	1,914	16,901

		1,529,134

Trading Companies & Distributors (0.6%)
Aircastle Ltd.	2,826	56,124
Applied Industrial Technologies, Inc.	2,235	162,932
Beacon Roofing Supply, Inc.*	3,940	209,096
BMC Stock Holdings, Inc.*	3,869	75,639
CAI International, Inc.*	909	19,325
DXP Enterprises, Inc.*	903	35,172
EnviroStar, Inc.(x)	207	8,125
Foundation Building Materials, Inc.*	799	11,913
GATX Corp.	2,247	153,897
GMS, Inc.*	1,711	52,288
H&E Equipment Services, Inc.	1,798	69,205
Herc Holdings, Inc.*	1,378	89,501
Huttig Building Products, Inc.(x)*	1,438	7,521
Kaman Corp.	1,605	99,703
Lawson Products, Inc.*	383	9,671
MRC Global, Inc.*	5,275	86,721
Nexeo Solutions, Inc.*	1,597	17,088
NOW, Inc.(x)*	6,337	64,764
Rush Enterprises, Inc., Class A*	1,728	73,423
Rush Enterprises, Inc., Class B*	364	14,698
SiteOne Landscape Supply, Inc.*	1,979	152,462
Textainer Group Holdings Ltd.*	1,512	25,628
Titan Machinery, Inc.*	1,050	24,738
Triton International Ltd.	2,725	83,385
Veritiv Corp.*	712	27,910
Willis Lease Finance Corp.*	267	9,153

		1,640,082

Transportation Infrastructure (0.3%)
Wesco Aircraft Holdings, Inc.*	77,467	794,037

Total Industrials		52,497,042

Information Technology (12.5%)
Communications Equipment (1.1%)
Acacia Communications, Inc.(x)*	1,048	40,306
ADTRAN, Inc.	2,870	44,629
Aerohive Networks, Inc.*	1,598	6,456
Applied Optoelectronics, Inc.(x)*	1,088	27,265
CalAmp Corp.*	2,026	46,355
Calix, Inc.*	2,763	18,927
Casa Systems, Inc.(x)*	435	12,763
Ciena Corp.*	8,367	216,705
Clearfield, Inc.*	765	9,869
Comtech Telecommunications Corp.	1,341	40,082
Digi International, Inc.*	1,598	16,459
EMCORE Corp.*	1,204	6,863
Extreme Networks, Inc.*	6,445	71,346
Finisar Corp.(x)*	71,146	1,124,817
Harmonic, Inc.*	4,877	18,533
Infinera Corp.*	8,545	92,799
InterDigital, Inc.	2,000	147,200
KVH Industries, Inc.*	1,099	11,375
Lumentum Holdings, Inc.(x)*	3,573	227,957
NETGEAR, Inc.*	1,847	105,648
NetScout Systems, Inc.*	4,854	127,903
Oclaro, Inc.(x)*	9,851	94,176
Plantronics, Inc.	1,892	114,220
Quantenna Communications, Inc.*	1,310	17,947
Ribbon Communications, Inc.*	2,501	12,755
Ubiquiti Networks, Inc.(x)*	1,317	90,610
ViaSat, Inc.(x)*	3,117	204,849
Viavi Solutions, Inc.*	12,883	125,223

		3,074,037

Electronic Equipment, Instruments & Components (3.1%)
Akoustis Technologies, Inc.(x)*	515	3,002
Anixter International, Inc.*	1,676	126,957
AVX Corp.	2,752	45,546
Badger Meter, Inc.	1,663	78,410
Bel Fuse, Inc., Class B	595	11,246
Belden, Inc.	2,443	168,420
Benchmark Electronics, Inc.	2,975	88,804
Control4 Corp.*	1,460	31,361
CTS Corp.	1,940	52,768
Daktronics, Inc.	2,028	17,867
Electro Scientific Industries, Inc.*	1,933	37,365
ePlus, Inc.*	748	58,120
Fabrinet*	2,090	65,584
FARO Technologies, Inc.*	944	55,130
Fitbit, Inc., Class A(x)*	11,194	57,089
II-VI, Inc.*	3,434	140,451
Insight Enterprises, Inc.*	2,109	73,667
Iteris, Inc.(x)*	1,412	7,004
Itron, Inc.*	1,973	141,168
KEMET Corp.*	3,202	58,052
Kimball Electronics, Inc.*	1,636	26,421
Knowles Corp.*	5,224	65,770
Littelfuse, Inc.	1,390	289,370
Maxwell Technologies, Inc.(x)*	1,926	11,421
Mesa Laboratories, Inc.(x)	191	28,352
Methode Electronics, Inc.	2,128	83,205
MicroVision, Inc.(x)*	4,218	4,766
MTS Systems Corp.	1,064	54,956
Napco Security Technologies, Inc.*	709	8,295
Novanta, Inc.*	1,815	94,652

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
OSI Systems, Inc.*	1,032	$67,359
Park Electrochemical Corp.	1,093	18,406
PC Connection, Inc.	711	17,775
PCM, Inc.*	611	5,071
Plexus Corp.*	41,606	2,485,126
Radisys Corp.(x)*	2,248	1,441
Rogers Corp.*	1,051	125,637
Sanmina Corp.*	4,070	106,431
ScanSource, Inc.*	1,449	51,512
SYNNEX Corp.	1,685	199,504
Systemax, Inc.	658	18,786
Tech Data Corp.*	2,049	174,431
TTM Technologies, Inc.*	5,469	83,621
VeriFone Systems, Inc.*	5,950	91,511
Vishay Intertechnology, Inc.	7,551	140,449
Vishay Precision Group, Inc.*	632	19,687
Zebra Technologies Corp., Class A*	23,800	3,312,722

		8,904,688

Internet Software & Services (1.6%)
2U, Inc.*	2,810	236,124
Alarm.com Holdings, Inc.*	1,176	44,382
Alteryx, Inc., Class A*	1,370	46,772
Amber Road, Inc.*	1,207	10,742
Appfolio, Inc., Class A*	564	23,039
Apptio, Inc., Class A*	1,338	37,919
Benefitfocus, Inc.(x)*	985	24,034
Blucora, Inc.*	2,489	61,229
Box, Inc., Class A*	4,660	95,763
Brightcove, Inc.*	2,159	15,005
Carbonite, Inc.*	1,381	39,773
Cardlytics, Inc.*	299	4,374
Care.com, Inc.*	838	13,634
Cars.com, Inc.*	4,103	116,238
ChannelAdvisor Corp.*	1,378	12,540
Cimpress NV(x)*	1,422	219,983
Cloudera, Inc.*	5,653	121,992
CommerceHub, Inc., Series A*	858	19,305
CommerceHub, Inc., Series C*	1,785	40,145
Cornerstone OnDemand, Inc.*	3,084	120,615
Coupa Software, Inc.*	1,846	84,215
DHI Group, Inc.*	3,162	5,059
Endurance International Group Holdings, Inc.*	3,352	24,805
Envestnet, Inc.*	2,554	146,344
Etsy, Inc.*	7,050	197,823
Five9, Inc.*	3,054	90,979
Gogo, Inc.(x)*	3,483	30,058
GrubHub, Inc.(x)*	4,980	505,322
GTT Communications, Inc.*	1,796	101,833
Hortonworks, Inc.*	2,962	60,336
Instructure, Inc.*	1,315	55,427
Internap Corp.*	1,238	13,618
j2 Global, Inc.	2,684	211,821
Leaf Group Ltd.*	704	4,963
Limelight Networks, Inc.*	5,327	21,894
Liquidity Services, Inc.*	1,457	9,471
LivePerson, Inc.*	3,352	54,805
Meet Group, Inc. (The)*	4,184	8,745
MINDBODY, Inc., Class A*	2,501	97,289
MuleSoft, Inc., Class A*	1,360	59,813
New Relic, Inc.*	1,737	128,746
NIC, Inc.	3,824	50,859
Nutanix, Inc., Class A*	6,364	312,537
Okta, Inc.*	1,110	44,234
Ominto, Inc.(x)*	859	2,465
Q2 Holdings, Inc.*	1,853	84,404
QuinStreet, Inc.*	2,113	26,983
Quotient Technology, Inc.*	4,322	56,618
Reis, Inc.	600	12,870
SendGrid, Inc.*	446	12,550
Shutterstock, Inc.*	1,070	51,521
SPS Commerce, Inc.*	994	63,686
Stamps.com, Inc.*	955	192,003
TechTarget, Inc.*	1,180	23,458
Tintri, Inc.(x)*	780	1,334
Trade Desk, Inc. (The), Class A(x)*	1,448	71,850
TrueCar, Inc.*	3,930	37,178
Tucows, Inc., Class A(x)*	552	30,912
Twilio, Inc., Class A*	3,562	135,997
Veritone, Inc.(x)*	121	1,684
Web.com Group, Inc.*	2,232	40,399
XO Group, Inc.*	1,528	31,706
Yelp, Inc.*	4,623	193,010
Yext, Inc.*	1,280	16,192

		4,711,424

IT Services (0.8%)
Acxiom Corp.*	4,634	105,238
Blackhawk Network Holdings, Inc.*	3,141	140,403
CACI International, Inc., Class A*	1,417	214,463
Cardtronics plc, Class A*	2,693	60,081
Cass Information Systems, Inc.	645	38,384
Convergys Corp.	5,188	117,353
CSG Systems International, Inc.	1,873	84,828
EPAM Systems, Inc.*	2,887	330,620
Everi Holdings, Inc.*	3,932	25,833
Evertec, Inc.	3,557	58,157
ExlService Holdings, Inc.*	1,942	108,305
Hackett Group, Inc. (The)	1,328	21,328
Information Services Group, Inc.*	1,996	8,343
ManTech International Corp., Class A	1,446	80,210
MAXIMUS, Inc.	3,750	250,275
MoneyGram International, Inc.*	1,798	15,499
Perficient, Inc.*	1,986	45,519
Presidio, Inc.*	1,647	25,759
Science Applications International Corp.	2,448	192,902
ServiceSource International, Inc.*	4,666	17,777
StarTek, Inc.*	650	6,357
Sykes Enterprises, Inc.*	2,315	66,996
Syntel, Inc.*	1,892	48,303
Travelport Worldwide Ltd.	6,763	110,507
TTEC Holdings, Inc.	791	24,284
Unisys Corp.(x)*	2,732	29,369
Virtusa Corp.*	1,531	74,192

		2,301,285

Semiconductors & Semiconductor Equipment (4.0%)
Advanced Energy Industries, Inc.*	2,293	146,523
Alpha & Omega Semiconductor Ltd.*	1,123	17,350
Ambarella, Inc.(x)*	1,835	89,897
Amkor Technology, Inc.*	6,117	61,965
Aquantia Corp.(x)*	335	5,260
Axcelis Technologies, Inc.*	1,740	42,804
AXT, Inc.*	2,287	16,581
Brooks Automation, Inc.	4,084	110,595
Cabot Microelectronics Corp.	1,481	158,630
CEVA, Inc.*	1,260	45,612
Cirrus Logic, Inc.*	3,503	142,327
Cohu, Inc.	56,267	1,283,449
Cree, Inc.*	5,678	228,880
CyberOptics Corp.(x)*	426	7,668
Diodes, Inc.*	2,322	70,728
DSP Group, Inc.*	1,197	14,125

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Entegris, Inc.	8,169	$284,281
FormFactor, Inc.*	4,279	58,408
GSI Technology, Inc.*	858	6,358
Ichor Holdings Ltd.(x)*	1,128	27,309
Impinj, Inc.(x)*	1,031	13,424
Inphi Corp.(x)*	2,482	74,708
Integrated Device Technology, Inc.*	7,792	238,124
Kopin Corp.*	3,432	10,708
Kulicke & Soffa Industries, Inc.*	85,300	2,133,352
Lattice Semiconductor Corp.*	6,803	37,893
MACOM Technology Solutions Holdings, Inc.(x)*	2,406	39,940
MaxLinear, Inc.*	3,565	81,104
MKS Instruments, Inc.	10,681	1,235,258
Monolithic Power Systems, Inc.	2,296	265,808
Nanometrics, Inc.*	1,397	37,579
NeoPhotonics Corp.(x)*	1,884	12,905
NVE Corp.	303	25,182
PDF Solutions, Inc.*	1,688	19,682
Photronics, Inc.*	47,243	389,755
Pixelworks, Inc.(x)*	1,762	6,819
Power Integrations, Inc.	1,598	109,223
Rambus, Inc.*	6,369	85,536
Rudolph Technologies, Inc.*	1,630	45,151
Semtech Corp.*	3,851	150,382
Sigma Designs, Inc.*	2,234	13,851
Silicon Laboratories, Inc.*	2,439	219,266
SMART Global Holdings, Inc.*	525	26,166
SunPower Corp.(x)*	3,707	29,582
Synaptics, Inc.(x)*	32,944	1,506,528
Ultra Clean Holdings, Inc.*	2,187	42,100
Veeco Instruments, Inc.*	2,844	48,348
Versum Materials, Inc.	51,346	1,932,149
Xcerra Corp.*	3,129	36,453
Xperi Corp.	2,871	60,722

		11,746,448

Software (1.7%)
8x8, Inc.*	5,214	97,241
A10 Networks, Inc.*	2,790	16,238
ACI Worldwide, Inc.*	6,646	157,643
Agilysys, Inc.*	989	11,789
American Software, Inc., Class A	1,687	21,931
Aspen Technology, Inc.*	4,212	332,284
Blackbaud, Inc.	2,750	279,978
Blackline, Inc.*	1,640	64,304
Bottomline Technologies de, Inc.*	2,345	90,869
Callidus Software, Inc.*	3,946	141,859
CommVault Systems, Inc.*	2,206	126,183
Digimarc Corp.(x)*	613	14,681
Ebix, Inc.(x)	1,362	101,469
Ellie Mae, Inc.*	1,975	181,582
Everbridge, Inc.(x)*	1,048	38,357
Fair Isaac Corp.*	1,725	292,162
ForeScout Technologies, Inc.*	258	8,370
Glu Mobile, Inc.*	6,591	24,848
HubSpot, Inc.*	2,000	216,600
Imperva, Inc.*	1,981	85,777
MicroStrategy, Inc., Class A*	560	72,234
Mitek Systems, Inc.*	1,879	13,905
MobileIron, Inc.*	3,376	16,711
Model N, Inc.*	1,444	26,064
Monotype Imaging Holdings, Inc.	2,401	53,902
Park City Group, Inc.(x)*	738	6,458
Paycom Software, Inc.(x)*	2,846	305,631
Paylocity Holding Corp.*	1,534	78,587
Pegasystems, Inc.	2,102	127,486
Progress Software Corp.	2,650	101,893
Proofpoint, Inc.*	2,513	285,601
PROS Holdings, Inc.*	1,564	51,628
QAD, Inc., Class A	598	24,907
Qualys, Inc.*	1,860	135,315
Rapid7, Inc.*	1,571	40,170
RealNetworks, Inc.*	1,654	5,061
RealPage, Inc.*	3,393	174,740
RingCentral, Inc., Class A*	3,737	237,300
Rosetta Stone, Inc.*	911	11,980
Rubicon Project, Inc. (The)*	2,379	4,282
SailPoint Technologies Holding, Inc.*	1,126	23,297
SecureWorks Corp., Class A*	364	2,941
Synchronoss Technologies, Inc.*	2,390	25,215
Telenav, Inc.*	1,705	9,207
TiVo Corp.	6,974	94,498
Upland Software, Inc.*	441	12,696
Varonis Systems, Inc.*	1,160	70,180
VASCO Data Security International, Inc.*	1,922	24,890
Verint Systems, Inc.*	3,718	158,387
VirnetX Holding Corp.(x)*	3,148	12,435
Workiva, Inc.*	1,391	32,967
Zendesk, Inc.*	5,772	276,306
Zix Corp.*	2,988	12,759

		4,833,798

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.(x)*	6,507	75,416
Avid Technology, Inc.*	1,681	7,632
CPI Card Group, Inc.(x)	225	678
Cray, Inc.*	2,342	48,479
Diebold Nixdorf, Inc.	4,474	68,900
Eastman Kodak Co.(x)*	1,052	5,628
Electronics For Imaging, Inc.*	2,501	68,352
Immersion Corp.(x)*	1,807	21,594
Intevac, Inc.*	1,184	8,170
Pure Storage, Inc., Class A*	5,721	114,134
Quantum Corp.(x)*	1,724	6,275
Stratasys Ltd.(x)*	2,849	57,493
Super Micro Computer, Inc.*	2,297	39,049
USA Technologies, Inc.*	2,922	26,298

		548,098

Total Information Technology		36,119,778

Materials (5.4%)
Chemicals (2.2%)
A Schulman, Inc.	19,971	858,753
Advanced Emissions Solutions, Inc.(x)	261	2,981
AdvanSix, Inc.*	1,746	60,726
AgroFresh Solutions, Inc.*	1,323	9,724
American Vanguard Corp.	1,665	33,633
Balchem Corp.	1,773	144,943
Chase Corp.	433	50,423
Core Molding Technologies, Inc.	448	7,988
Ferro Corp.*	4,710	109,366
Flotek Industries, Inc.*	3,436	20,960
FutureFuel Corp.	1,523	18,261
GCP Applied Technologies, Inc.*	4,043	117,449
Hawkins, Inc.	616	21,652
HB Fuller Co.	2,852	141,830
Ingevity Corp.*	18,480	1,361,791
Innophos Holdings, Inc.	1,141	45,880
Innospec, Inc.	1,418	97,275
Intrepid Potash, Inc.*	5,841	21,261
KMG Chemicals, Inc.	736	44,123

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Koppers Holdings, Inc.*	1,211	$49,772
Kraton Corp.*	1,773	84,590
Kronos Worldwide, Inc.	1,221	27,595
LSB Industries, Inc.(x)*	1,302	7,981
Minerals Technologies, Inc.	29,025	1,943,224
OMNOVA Solutions, Inc.*	2,464	25,872
PolyOne Corp.	4,658	198,058
PQ Group Holdings, Inc.*	1,827	25,523
Quaker Chemical Corp.	732	108,431
Rayonier Advanced Materials, Inc.	2,784	59,772
Sensient Technologies Corp.	2,474	174,615
Stepan Co.	1,111	92,413
Trecora Resources*	1,286	17,490
Tredegar Corp.	1,612	28,935
Trinseo SA	2,581	191,123
Tronox Ltd., Class A	5,217	96,201
Valhi, Inc.	1,231	7,460

		6,308,074

Construction Materials (0.1%)
Forterra, Inc.(x)*	1,012	8,420
Summit Materials, Inc., Class A*	6,472	195,973
United States Lime & Minerals, Inc.	141	10,318
US Concrete, Inc.(x)*	911	55,024

		269,735

Containers & Packaging (0.0%)
Greif, Inc., Class A	1,441	75,292
Greif, Inc., Class B	357	20,795
Myers Industries, Inc.	1,399	29,589
UFP Technologies, Inc.*	388	11,446

		137,122

Metals & Mining (2.8%)
AK Steel Holding Corp.(x)*	18,695	84,688
Allegheny Technologies, Inc.(x)*	7,200	170,496
Ampco-Pittsburgh Corp.	502	4,468
Carpenter Technology Corp.	35,913	1,584,482
Century Aluminum Co.*	2,767	45,766
Cleveland-Cliffs, Inc.(x)*	17,152	119,206
Coeur Mining, Inc.*	10,732	85,856
Commercial Metals Co.	6,504	133,072
Compass Minerals International, Inc.(x)	1,904	114,811
Detour Gold Corp.*	126,100	1,276,318
Gold Resource Corp.	3,091	13,940
Haynes International, Inc.	695	25,791
Hecla Mining Co.	23,439	86,021
Kaiser Aluminum Corp.	954	96,259
Klondex Mines Ltd.*	10,846	25,488
Materion Corp.	1,133	57,840
OceanaGold Corp.	482,550	1,299,684
Olympic Steel, Inc.	512	10,501
Ramaco Resources, Inc.(x)*	498	3,581
Reliance Steel & Aluminum Co.	31,300	2,683,662
Ryerson Holding Corp.*	738	6,015
Schnitzer Steel Industries, Inc., Class A	1,551	50,175
SunCoke Energy, Inc.*	3,736	40,199
TimkenSteel Corp.*	2,316	35,180
Warrior Met Coal, Inc.(x)	1,858	52,043
Worthington Industries, Inc.	2,526	108,416

		8,213,958

Paper & Forest Products (0.3%)
Boise Cascade Co.	2,283	88,124
Clearwater Paper Corp.*	933	36,480
KapStone Paper and Packaging Corp.	5,011	171,927
Louisiana-Pacific Corp.	8,326	239,539
Neenah, Inc.	988	77,459
PH Glatfelter Co.	2,401	49,293
Schweitzer-Mauduit International, Inc.	1,805	70,666
Verso Corp., Class A*	2,113	35,583

		769,071

Total Materials		15,697,960

Real Estate (5.1%)
Equity Real Estate Investment Trusts (REITs) (4.9%)
Acadia Realty Trust (REIT)	4,762	117,145
Agree Realty Corp. (REIT)	1,594	76,576
Alexander & Baldwin, Inc. (REIT)	3,942	91,178
Alexander’s, Inc. (REIT)	112	42,698
American Assets Trust, Inc. (REIT)	2,408	80,451
Americold Realty Trust (REIT)(x)	2,759	52,642
Armada Hoffler Properties, Inc. (REIT)	2,592	35,484
Ashford Hospitality Prime, Inc. (REIT)	1,758	17,088
Ashford Hospitality Trust, Inc. (REIT)	4,408	28,476
Bluerock Residential Growth REIT, Inc. (REIT)(x)	1,254	10,659
Brandywine Realty Trust (REIT)	119,600	1,899,247
CareTrust REIT, Inc. (REIT)	4,443	59,536
CatchMark Timber Trust, Inc. (REIT), Class A	2,465	30,739
CBL & Associates Properties, Inc. (REIT)(x)	10,041	41,871
Cedar Realty Trust, Inc. (REIT)	4,624	18,219
Chatham Lodging Trust (REIT)	2,288	43,815
Chesapeake Lodging Trust (REIT)	3,536	98,336
City Office REIT, Inc. (REIT)	2,075	23,987
Clipper Realty, Inc. (REIT)(x)	979	8,292
Community Healthcare Trust, Inc. (REIT)	920	23,681
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	689	25,865
Cousins Properties, Inc. (REIT)	24,126	209,414
DiamondRock Hospitality Co. (REIT)	11,105	115,936
Easterly Government Properties, Inc. (REIT)	2,167	44,207
EastGroup Properties, Inc. (REIT)	1,997	165,072
Education Realty Trust, Inc. (REIT)	4,409	144,395
Farmland Partners, Inc. (REIT)(x)	1,753	14,638
First Industrial Realty Trust, Inc. (REIT)	6,982	204,084
Four Corners Property Trust, Inc. (REIT)	3,634	83,909
Franklin Street Properties Corp. (REIT)	6,181	51,982
Front Yard Residential Corp. (REIT)	2,905	29,195
GEO Group, Inc. (The) (REIT)	7,135	146,053
Getty Realty Corp. (REIT)	1,720	43,378
Gladstone Commercial Corp. (REIT)	1,600	27,744
Global Medical REIT, Inc. (REIT)(x)	961	6,679
Global Net Lease, Inc. (REIT)	3,986	67,284
Government Properties Income Trust (REIT)	4,878	66,633
Gramercy Property Trust (REIT)	9,350	203,176
Healthcare Realty Trust, Inc. (REIT)	7,162	198,459
Hersha Hospitality Trust (REIT)	2,287	40,937
Highwoods Properties, Inc. (REIT)	33,900	1,485,497
Independence Realty Trust, Inc. (REIT)	4,408	40,465
Industrial Logistics Properties Trust (REIT)*	885	18,001

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
InfraREIT, Inc. (REIT)	2,504	$48,653
Investors Real Estate Trust (REIT)	7,632	39,610
iStar, Inc. (REIT)*	4,059	41,280
Jernigan Capital, Inc. (REIT)(x)	770	13,937
Kite Realty Group Trust (REIT)	4,891	74,490
LaSalle Hotel Properties (REIT)	6,638	192,568
Lexington Realty Trust (REIT)	13,022	102,483
LTC Properties, Inc. (REIT)	37,457	1,423,366
Mack-Cali Realty Corp. (REIT)	5,392	90,100
MedEquities Realty Trust, Inc. (REIT)	1,603	16,848
Monmouth Real Estate Investment Corp. (REIT)	4,128	62,085
National Health Investors, Inc. (REIT)	2,337	157,257
National Storage Affiliates Trust (REIT)	2,855	71,603
New Senior Investment Group, Inc. (REIT)	4,734	38,724
NexPoint Residential Trust, Inc. (REIT)	1,115	27,697
NorthStar Realty Europe Corp. (REIT)	3,176	41,352
One Liberty Properties, Inc. (REIT)	811	17,923
Pebblebrook Hotel Trust (REIT)(x)	3,891	133,656
Pennsylvania REIT (REIT)(x)	3,959	38,204
Physicians Realty Trust (REIT)	10,414	162,146
PotlatchDeltic Corp. (REIT)	3,514	182,904
Preferred Apartment Communities, Inc. (REIT), Class A	2,147	30,466
PS Business Parks, Inc. (REIT)	1,124	127,057
QTS Realty Trust, Inc. (REIT), Class A	2,876	104,169
Quality Care Properties, Inc. (REIT)*	5,595	108,711
RAIT Financial Trust (REIT)(x)	6,074	981
Ramco-Gershenson Properties Trust (REIT)	4,641	57,363
Retail Opportunity Investments Corp. (REIT)	6,458	114,113
Retail Properties of America, Inc. (REIT), Class A	81,500	950,290
Rexford Industrial Realty, Inc. (REIT)	4,506	129,728
RLJ Lodging Trust (REIT)	9,771	189,948
Ryman Hospitality Properties, Inc. (REIT)	2,534	196,258
Sabra Health Care REIT, Inc. (REIT)	10,327	182,272
Safety Income & Growth, Inc. (REIT)(x)	615	9,834
Saul Centers, Inc. (REIT)	646	32,927
Select Income REIT (REIT)	3,824	74,492
Seritage Growth Properties (REIT), Class A(x)	1,485	52,792
STAG Industrial, Inc. (REIT)	5,461	130,627
Summit Hotel Properties, Inc. (REIT)	6,110	83,157
Sunstone Hotel Investors, Inc. (REIT)	104,321	1,587,765
Terreno Realty Corp. (REIT)	3,165	109,224
Tier REIT, Inc. (REIT)	2,788	51,522
UMH Properties, Inc. (REIT)	1,769	23,722
Universal Health Realty Income Trust (REIT)	741	44,534
Urban Edge Properties (REIT)	6,054	129,253
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	32,347
Washington Prime Group, Inc. (REIT)(x)	11,069	73,830
Washington REIT (REIT)	4,628	126,344
Whitestone REIT (REIT)(x)	2,145	22,287
Xenia Hotels & Resorts, Inc. (REIT)	5,954	117,413

		14,103,435

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA(x)*	583	15,484
Consolidated-Tomoka Land Co.	218	13,701
Forestar Group, Inc.(x)*	556	11,759
FRP Holdings, Inc.*	360	20,160
HFF, Inc., Class A	2,180	108,347
Kennedy-Wilson Holdings, Inc.	7,144	124,307
Marcus & Millichap, Inc.*	889	32,057
Maui Land & Pineapple Co., Inc.*	397	4,625
Newmark Group, Inc., Class A*	1,021	15,509
Rafael Holdings, Inc., Class B(x)*	520	2,520
RE/MAX Holdings, Inc., Class A	1,044	63,110
Redfin Corp.(x)*	3,362	76,754
RMR Group, Inc. (The), Class A	415	29,029
St Joe Co. (The)*	2,458	46,333
Stratus Properties, Inc.*	391	11,808
Tejon Ranch Co.*	1,057	24,427
Transcontinental Realty Investors, Inc.(x)*	124	5,036
Trinity Place Holdings, Inc.*	1,020	6,630

		611,596

Total Real Estate		14,715,031

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
ATN International, Inc.	624	37,203
Cincinnati Bell, Inc.*	2,482	34,376
Cogent Communications Holdings, Inc.	2,480	107,632
Consolidated Communications Holdings, Inc.	3,898	42,722
Frontier Communications Corp.	4,638	34,414
Globalstar, Inc.(x)*	32,474	22,326
Hawaiian Telcom Holdco, Inc.*	398	10,619
IDT Corp., Class B*	1,039	6,515
Intelsat SA*	2,039	7,667
Iridium Communications, Inc.(x)*	4,886	54,968
Ooma, Inc.*	1,056	11,510
ORBCOMM, Inc.*	3,810	35,700
pdvWireless, Inc.*	511	15,253
Vonage Holdings Corp.*	11,791	125,573
Windstream Holdings, Inc.(x)	11,595	16,349

		562,827

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,191	54,271
Shenandoah Telecommunications Co.	2,736	98,496
Spok Holdings, Inc.	1,295	19,360

		172,127

Total Telecommunication Services		734,954

Utilities (3.1%)
Electric Utilities (0.9%)
ALLETE, Inc.	2,941	212,487
El Paso Electric Co.	2,297	117,147
Genie Energy Ltd., Class B	857	4,276
IDACORP, Inc.	20,396	1,800,356
MGE Energy, Inc.	2,074	116,351
Otter Tail Corp.	2,326	100,832
PNM Resources, Inc.	4,686	179,240
Portland General Electric Co.	5,146	208,464

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Spark Energy, Inc., Class A(x)	628	$7,442

		2,746,595

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	942	66,270
New Jersey Resources Corp.	5,041	202,144
Northwest Natural Gas Co.	1,682	96,967
ONE Gas, Inc.	3,000	198,060
RGC Resources, Inc.	392	9,957
South Jersey Industries, Inc.	4,608	129,761
Southwest Gas Holdings, Inc.*	2,714	183,548
Spire, Inc.	29,460	2,129,957
WGL Holdings, Inc.	2,950	246,768

		3,263,432

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.(x)*	7,535	15,824
Dynegy, Inc.*	7,370	99,642
NRG Yield, Inc., Class A	2,022	33,242
NRG Yield, Inc., Class C(x)	3,758	63,886
Ormat Technologies, Inc.	2,359	133,000
Pattern Energy Group, Inc., Class A(x)	4,669	80,727
TerraForm Power, Inc., Class A	2,553	27,394

		453,715

Multi-Utilities (0.6%)
Avista Corp.	3,756	192,495
Black Hills Corp.	24,030	1,304,829
NorthWestern Corp.	2,850	153,330
Unitil Corp.	807	37,453

		1,688,107

Water Utilities (0.3%)
American States Water Co.	2,061	109,357
AquaVenture Holdings Ltd.*	705	8,756
Artesian Resources Corp., Class A	433	15,796
Cadiz, Inc.(x)*	1,274	17,199
California Water Service Group	2,720	101,320
Connecticut Water Service, Inc.	5,640	341,388
Consolidated Water Co. Ltd.	995	14,477
Global Water Resources, Inc.	477	4,279
Middlesex Water Co.	914	33,544
Pure Cycle Corp.*	984	9,299
SJW Group	963	50,760
York Water Co. (The)	791	24,521

		730,696

Total Utilities		8,882,545

Total Common Stocks (88.8%) (Cost $180,045,129)		257,127,959

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.4%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Unit Corp.
6.625%, 5/15/21	$1,057,000	1,057,000

Total Energy		1,057,000

Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc.
6.000%, 3/1/27	246,000	245,385

Total Industrials		245,385

Total Corporate Bonds	1,302,385

Total Long-Term Debt Securities (0.4%) (Cost $1,269,339)		1,302,385

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR(r)*	9,594	7,987

Total Health Care		7,987

Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 4/10/18(x)*	2,910	5,581

Total Industrials		5,581

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)*	2,504	—

Total Information Technology		—

Total Rights (0.0%) (Cost $—)		13,568

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.3%)
JPMorgan Prime Money Market Fund, IM Shares	15,623,549	15,621,988

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.0%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,000,146, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,600,240, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $1,632,082.(xx)	1,600,000	1,600,000

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $500,080, collateralized by various Common Stocks; total market value $550,001.(xx)	$500,000	$500,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,200,175, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,224,061.(xx)	1,200,000	1,200,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $1,000,300, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $1,020,052.(xx)	1,000,000	1,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,851,426, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,888,188.(xx)	1,851,162	1,851,162
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $400,063, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $408,206.(xx)	400,000	400,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,900,293, collateralized by various Common Stocks; total market value $2,113,403.(xx)	1,900,000	1,900,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,900,293, collateralized by various Common Stocks; total market value $2,113,403.(xx)	1,900,000	1,900,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,000,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $1,020,019.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		14,351,162

Total Short-Term Investments (10.3%) (Cost $29,979,391)		29,973,150

Total Investments in Securities (99.5%) (Cost $211,293,859)		288,417,062
Other Assets Less Liabilities (0.5%)		1,495,124

Net Assets (100%)		$289,912,186

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $14,212,113. This was secured by cash collateral of $14,351,162 which was subsequently invested in joint repurchase agreements with a total value of $14,351,162, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $108,419 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	1,023	22,864	—	—	—	307	23,171	—	—
PennyMac Mortgage Investment Trust (REIT)	3,195	64,682	—	(14,712)	(1,809)	9,445	57,606	—	—

Total		87,546	—	(14,712)	(1,809)	9,752	80,777	—	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	322	6/2018	USD	24,652,320	(938,390)

					(938,390)

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$24,581,925	$22,871	$—		$24,604,796
Consumer Staples	6,590,322	1,753,058	—		8,343,380
Energy	10,301,633	3,452,626	—		13,754,259
Financials	59,981,895	—	—		59,981,895
Health Care	21,796,319	—	—		21,796,319
Industrials	52,487,523	9,519	—		52,497,042
Information Technology	36,119,778	—	—		36,119,778
Materials	15,697,960	—	—		15,697,960
Real Estate	14,715,031	—	—		14,715,031
Telecommunication Services	734,954	—	—		734,954
Utilities	8,882,545	—	—		8,882,545
Corporate Bonds
Energy	—	1,057,000	—		1,057,000
Industrials	—	245,385	—		245,385
Rights
Health Care	—	—	7,987		7,987
Industrials	—	5,581	—		5,581
Information Technology	—	—	—	(c)	— (c)
Short-Term Investments
Investment Company	15,621,988	—	—		15,621,988
Repurchase Agreements	—	14,351,162	—		14,351,162

Total Assets	$267,511,873	$20,897,202	$7,987		$288,417,062

Liabilities:
Futures	$(938,390)	$—	$—		$(938,390)

Total Liabilities	$(938,390)	$—	$—		$(938,390)

Total	$266,573,483	$20,897,202	$7,987		$287,478,672

(a)	A security with a market value of $13,223 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $22,871 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,256,432
Aggregate gross unrealized depreciation	(13,380,801)

Net unrealized appreciation	$75,875,631

Federal income tax cost of investments in securities and derivative instruments, if applicable	$211,603,041

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P 500 ETF	70,784	$18,783,950
SPDR S&P 500 ETF Trust	349,740	92,034,081
Vanguard S&P 500 ETF	77,649	18,797,270

Total Exchange Traded Funds (27.7%) (Cost $113,720,473)		129,615,301

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (37.9%)
U.S. Treasury Notes
2.250%, 2/15/27	$184,880,000	177,717,712

Total Long-Term Debt Securities (37.9%) (Cost $175,966,550)		177,717,712

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (29.2%)
Goldman Sachs Financial Square Funds - Government Fund‡	22,534,465	22,534,465
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	22,074,578	22,074,578
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	21,844,634	21,844,634
JPMorgan Prime Money Market Fund, IM Shares	70,283,901	70,276,872

Total Short-Term Investments (29.2%) (Cost $136,751,473)		136,730,549

Total Investments in Securities (94.8%) (Cost $426,438,496)		444,063,562
Other Assets Less Liabilities (5.2%)		24,130,860

Net Assets (100%)		$468,194,422

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Goldman Sachs Financial Square Funds - Government Fund	22,534,465	21,877,467	656,998	—	—	—	22,534,465	70,698	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	22,074,578	21,430,988	643,590	—	—	—	22,074,578	69,391	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	21,844,634	21,207,748	636,886	—	—	—	21,844,634	68,124	—

Total		64,516,203	1,937,474	—	—	—	66,453,677	208,213	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	872	6/2018	EUR	35,203,568	(451,400)
FTSE 100 Index	236	6/2018	GBP	23,156,038	(343,145)
Russell 2000 E-Mini Index	291	6/2018	USD	22,278,960	(1,021,032)
S&P Midcap 400 E-Mini Index	187	6/2018	USD	35,213,970	(1,340,302)
TOPIX Index	111	6/2018	JPY	17,906,254	162,099

					(2,993,780)

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$129,615,301	$—	$—	$129,615,301
Futures	162,099	—	—	162,099
Short-Term Investments
Investment Companies	136,730,549	—	—	136,730,549
U.S. Treasury Obligations	—	177,717,712	—	177,717,712

Total Assets	$266,507,949	$177,717,712	$—	$444,225,661

Liabilities:
Futures	$(3,155,879)	$—	$—	$(3,155,879)

Total Liabilities	$(3,155,879)	$—	$—	$(3,155,879)

Total	$263,352,070	$177,717,712	$—	$441,069,782

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,622,061
Aggregate gross unrealized depreciation	(3,187,275)

Net unrealized appreciation	$14,434,786

Federal income tax cost of investments in securities and derivative instruments, if applicable	$426,634,996

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.3%)
Auto Components (0.0%)
Aptiv plc	718	$61,009
BorgWarner, Inc.	514	25,818
Goodyear Tire & Rubber Co. (The)	692	18,393

		105,220

Automobiles (0.1%)
Ford Motor Co.	11,120	123,210
General Motors Co.	3,504	127,335
Harley-Davidson, Inc.	448	19,210

		269,755

Distributors (0.0%)
Genuine Parts Co.	429	38,542
LKQ Corp.*	836	31,726

		70,268

Diversified Consumer Services (0.0%)
H&R Block, Inc.	479	12,171

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	1,179	77,319
Chipotle Mexican Grill, Inc.*	62	20,033
Darden Restaurants, Inc.	350	29,838
Hilton Worldwide Holdings, Inc.	570	44,893
Marriott International, Inc., Class A	833	113,271
McDonald’s Corp.	2,234	349,352
MGM Resorts International	1,441	50,464
Norwegian Cruise Line Holdings Ltd.*	580	30,723
Royal Caribbean Cruises Ltd.	471	55,456
Starbucks Corp.	3,969	229,764
Wyndham Worldwide Corp.	274	31,354
Wynn Resorts Ltd.	211	38,478
Yum Brands, Inc.	959	81,640

		1,152,585

Household Durables (0.1%)
DR Horton, Inc.	908	39,807
Garmin Ltd.	326	19,211
Leggett & Platt, Inc.	429	19,030
Lennar Corp., Class A	776	45,738
Mohawk Industries, Inc.*	189	43,890
Newell Brands, Inc.	1,456	37,099
PulteGroup, Inc.	662	19,522
Whirlpool Corp.	202	30,928

		255,225

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	1,113	1,610,890
Booking Holdings, Inc.*	137	285,013
Expedia Group, Inc.	354	39,085
Netflix, Inc.*	1,200	354,421
TripAdvisor, Inc.*	308	12,594

		2,302,003

Leisure Products (0.0%)
Hasbro, Inc.	290	24,447
Mattel, Inc.	894	11,756

		36,203

Media (0.7%)
CBS Corp. (Non-Voting), Class B	1,016	52,212
Charter Communications, Inc., Class A*	534	166,191
Comcast Corp., Class A	13,033	445,339
Discovery Communications, Inc., Class A*	548	11,744
Discovery Communications, Inc., Class C*	884	17,255
DISH Network Corp., Class A*	651	24,666
Interpublic Group of Cos., Inc. (The)	1,108	25,517
News Corp., Class A	1,207	19,070
News Corp., Class B	395	6,360
Omnicom Group, Inc.	629	45,709
Time Warner, Inc.	2,157	204,009
Twenty-First Century Fox, Inc., Class A	2,987	109,593
Twenty-First Century Fox, Inc., Class B	1,247	45,353
Viacom, Inc., Class B	1,013	31,464
Walt Disney Co. (The)	4,178	419,639

		1,624,121

Multiline Retail (0.1%)
Dollar General Corp.	762	71,285
Dollar Tree, Inc.*	644	61,116
Kohl’s Corp.	421	27,580
Macy’s, Inc.	918	27,301
Nordstrom, Inc.	265	12,829
Target Corp.	1,505	104,492

		304,603

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	223	26,437
AutoZone, Inc.*	80	51,895
Best Buy Co., Inc.	718	50,253
CarMax, Inc.*	531	32,890
Foot Locker, Inc.	312	14,208
Gap, Inc. (The)	601	18,751
Home Depot, Inc. (The)	3,239	577,320
L Brands, Inc.	627	23,958
Lowe’s Cos., Inc.	2,354	206,564
O’Reilly Automotive, Inc.*	238	58,876
Ross Stores, Inc.	1,033	80,553
Tiffany & Co.	261	25,489
TJX Cos., Inc. (The)	1,764	143,872
Tractor Supply Co.	304	19,158
Ulta Beauty, Inc.*	161	32,887

		1,363,111

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	994	18,309
Michael Kors Holdings Ltd.*	432	26,819
NIKE, Inc., Class B	3,699	245,762
PVH Corp.	232	35,132
Ralph Lauren Corp.	125	13,975
Tapestry, Inc.	758	39,878
Under Armour, Inc., Class A*	389	6,360
Under Armour, Inc., Class C*	437	6,271
VF Corp.	901	66,782

		459,288

Total Consumer Discretionary		7,954,553

Consumer Staples (2.0%)
Beverages (0.5%)
Brown-Forman Corp., Class B	723	39,331
Coca-Cola Co. (The)	10,649	462,486
Constellation Brands, Inc., Class A	489	111,453
Dr Pepper Snapple Group, Inc.	506	59,900
Molson Coors Brewing Co., Class B	490	36,912
Monster Beverage Corp.*	1,142	65,334
PepsiCo, Inc.	3,947	430,815

		1,206,231

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	1,230	231,769
CVS Health Corp.	2,871	178,605
Kroger Co. (The)	2,478	59,323
Sysco Corp.	1,298	77,828

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Walgreens Boots Alliance, Inc.	2,441	$159,812
Walmart, Inc.	4,110	365,667

		1,073,004

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,531	66,399
Campbell Soup Co.	608	26,332
Conagra Brands, Inc.	1,219	44,957
General Mills, Inc.	1,546	69,663
Hershey Co. (The)	396	39,188
Hormel Foods Corp.	785	26,941
JM Smucker Co. (The)	306	37,947
Kellogg Co.	661	42,972
Kraft Heinz Co. (The)	1,676	104,398
McCormick & Co., Inc. (Non-Voting)	360	38,300
Mondelez International, Inc., Class A	4,193	174,975
Tyson Foods, Inc., Class A	788	57,674

		729,746

Household Products (0.4%)
Church & Dwight Co., Inc.	655	32,986
Clorox Co. (The)	353	46,988
Colgate-Palmolive Co.	2,419	173,394
Kimberly-Clark Corp.	1,007	110,901
Procter & Gamble Co. (The)	7,100	562,887

		927,156

Personal Products (0.1%)
Coty, Inc., Class A	1,367	25,016
Estee Lauder Cos., Inc. (The), Class A	640	95,821

		120,837

Tobacco (0.3%)
Altria Group, Inc.	5,352	333,537
Philip Morris International, Inc.	4,346	431,992

		765,529

Total Consumer Staples		4,822,503

Energy (1.5%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	1,096	30,436
Halliburton Co.	2,398	112,562
Helmerich & Payne, Inc.	297	19,768
National Oilwell Varco, Inc.	1,054	38,798
Schlumberger Ltd.	3,855	249,727
TechnipFMC plc	1,292	38,049

		489,340

Oil, Gas & Consumable Fuels (1.3%)
Anadarko Petroleum Corp.	1,485	89,709
Andeavor	389	39,118
Apache Corp.	1,126	43,328
Cabot Oil & Gas Corp.	1,299	31,150
Chevron Corp.	5,316	606,237
Cimarex Energy Co.	285	26,648
Concho Resources, Inc.*	432	64,943
ConocoPhillips	3,371	199,867
Devon Energy Corp.	1,418	45,078
EOG Resources, Inc.	1,612	169,695
EQT Corp.	632	30,026
Exxon Mobil Corp.	11,825	882,263
Hess Corp.	821	41,559
Kinder Morgan, Inc.	5,277	79,472
Marathon Oil Corp.	2,178	35,131
Marathon Petroleum Corp.	1,322	96,651
Newfield Exploration Co.*	567	13,846
Noble Energy, Inc.	1,280	38,784
Occidental Petroleum Corp.	2,082	135,247
ONEOK, Inc.	1,157	65,856
Phillips 66	1,175	112,706
Pioneer Natural Resources Co.	464	79,706
Range Resources Corp.	421	6,121
Valero Energy Corp.	1,195	110,860
Williams Cos., Inc. (The)	2,367	58,844

		3,102,845

Total Energy		3,592,185

Financials (3.9%)
Banks (1.7%)
Bank of America Corp.	26,945	808,081
BB&T Corp.	2,248	116,986
Citigroup, Inc.	7,403	499,703
Citizens Financial Group, Inc.	1,433	60,157
Comerica, Inc.	454	43,552
Fifth Third Bancorp	1,938	61,532
Huntington Bancshares, Inc.	3,214	48,531
JPMorgan Chase & Co.	9,659	1,062,200
KeyCorp	2,993	58,513
M&T Bank Corp.	404	74,481
People’s United Financial, Inc.	987	18,417
PNC Financial Services Group, Inc. (The)	1,306	197,519
Regions Financial Corp.	3,296	61,240
SunTrust Banks, Inc.	1,365	92,875
SVB Financial Group*	149	35,761
US Bancorp	4,437	224,069
Wells Fargo & Co.	12,295	644,381
Zions Bancorp	581	30,636

		4,138,634

Capital Markets (0.8%)
Affiliated Managers Group, Inc.	169	32,039
Ameriprise Financial, Inc.	411	60,803
Bank of New York Mellon Corp. (The)	2,896	149,231
BlackRock, Inc.	345	186,893
Cboe Global Markets, Inc.	319	36,398
Charles Schwab Corp. (The)	3,332	173,997
CME Group, Inc.	967	156,403
E*TRADE Financial Corp.*	811	44,938
Franklin Resources, Inc.	983	34,090
Goldman Sachs Group, Inc. (The)	979	246,571
Intercontinental Exchange, Inc.	1,663	120,601
Moody’s Corp.	468	75,488
Morgan Stanley	3,842	207,314
Nasdaq, Inc.	306	26,383
Northern Trust Corp.	599	61,775
Raymond James Financial, Inc.	336	30,042
S&P Global, Inc.	714	136,417
State Street Corp.	1,026	102,323
T. Rowe Price Group, Inc.	676	72,988

		1,954,694

Consumer Finance (0.2%)
American Express Co.	2,008	187,307
Capital One Financial Corp.	1,381	132,327
Discover Financial Services	1,014	72,937
Navient Corp.	957	12,556
Synchrony Financial	2,134	71,553

		476,680

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	5,355	$1,068,215
Leucadia National Corp.	812	18,457

		1,086,672

Insurance (0.7%)
Aflac, Inc.	2,170	94,959
Allstate Corp. (The)	966	91,577
American International Group, Inc.	2,461	133,928
Aon plc	717	100,617
Arthur J Gallagher & Co.	548	37,664
Assurant, Inc.	146	13,346
Brighthouse Financial, Inc.*	246	12,644
Chubb Ltd.	1,289	176,296
Cincinnati Financial Corp.	430	31,932
Everest Re Group Ltd.	126	32,359
Hartford Financial Services Group, Inc. (The)	945	48,686
Lincoln National Corp.	590	43,105
Loews Corp.	769	38,242
Marsh & McLennan Cos., Inc.	1,390	114,800
MetLife, Inc.	2,910	133,540
Principal Financial Group, Inc.	736	44,830
Progressive Corp. (The)	1,647	100,352
Prudential Financial, Inc.	1,202	124,467
Torchmark Corp.	304	25,588
Travelers Cos., Inc. (The)	745	103,451
Unum Group	647	30,804
Willis Towers Watson plc	363	55,245
XL Group Ltd.	714	39,456

		1,627,888

Total Financials		9,284,568

Health Care (3.6%)
Biotechnology (0.7%)
AbbVie, Inc.	4,446	420,814
Alexion Pharmaceuticals, Inc.*	633	70,554
Amgen, Inc.	2,012	343,006
Biogen, Inc.*	579	158,542
Celgene Corp.*	2,220	198,046
Gilead Sciences, Inc.	3,613	272,384
Incyte Corp.*	492	40,998
Regeneron Pharmaceuticals, Inc.*	213	73,349
Vertex Pharmaceuticals, Inc.*	715	116,531

		1,694,224

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	4,899	293,548
Align Technology, Inc.*	195	48,970
Baxter International, Inc.	1,443	93,853
Becton Dickinson and Co.	733	158,841
Boston Scientific Corp.*	3,716	101,521
Cooper Cos., Inc. (The)	132	30,203
Danaher Corp.	1,725	168,895
Dentsply Sirona, Inc.	690	34,714
Edwards Lifesciences Corp.*	571	79,666
Hologic, Inc.*	838	31,308
IDEXX Laboratories, Inc.*	228	43,637
Intuitive Surgical, Inc.*	316	130,454
Medtronic plc	3,747	300,584
ResMed, Inc.	399	39,290
Stryker Corp.	916	147,403
Varian Medical Systems, Inc.*	262	32,134
Zimmer Biomet Holdings, Inc.	548	59,754

		1,794,775

Health Care Providers & Services (0.7%)
Aetna, Inc.	897	151,593
AmerisourceBergen Corp.	469	40,432
Anthem, Inc.	712	156,426
Cardinal Health, Inc.	838	52,526
Centene Corp.*	452	48,305
Cigna Corp.	688	115,405
DaVita, Inc.*	457	30,135
Envision Healthcare Corp.*	309	11,875
Express Scripts Holding Co.*	1,560	107,765
HCA Healthcare, Inc.	766	74,302
Henry Schein, Inc.*	484	32,530
Humana, Inc.	389	104,575
Laboratory Corp. of America Holdings*	302	48,849
McKesson Corp.	596	83,959
Quest Diagnostics, Inc.	372	37,312
UnitedHealth Group, Inc.	2,705	578,869
Universal Health Services, Inc., Class B	262	31,023

		1,705,881

Health Care Technology (0.0%)
Cerner Corp.*	919	53,302

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	932	62,351
Illumina, Inc.*	398	94,095
IQVIA Holdings, Inc.*	377	36,987
Mettler-Toledo International, Inc.*	75	43,127
PerkinElmer, Inc.	335	25,366
Thermo Fisher Scientific, Inc.	1,126	232,475
Waters Corp.*	218	43,306

		537,707

Pharmaceuticals (1.3%)
Allergan plc	927	156,005
Bristol-Myers Squibb Co.	4,587	290,128
Eli Lilly & Co.	2,665	206,191
Johnson & Johnson	7,481	958,689
Merck & Co., Inc.	7,574	412,556
Mylan NV*	1,559	64,184
Nektar Therapeutics*	431	45,798
Perrigo Co. plc	390	32,503
Pfizer, Inc.	16,586	588,636
Zoetis, Inc.	1,333	111,319

		2,866,009

Total Health Care		8,651,898

Industrials (2.7%)
Aerospace & Defense (0.9%)
Arconic, Inc.	1,053	24,261
Boeing Co. (The)	1,552	508,870
General Dynamics Corp.	778	171,860
Harris Corp.	336	54,190
Huntington Ingalls Industries, Inc.	126	32,478
L3 Technologies, Inc.	221	45,968
Lockheed Martin Corp.	701	236,889
Northrop Grumman Corp.	493	172,116
Raytheon Co.	802	173,088
Rockwell Collins, Inc.	433	58,390
Textron, Inc.	768	45,289
TransDigm Group, Inc.	136	41,744
United Technologies Corp.	2,077	261,328

		1,826,471

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	361	$33,829
Expeditors International of Washington, Inc.	512	32,410
FedEx Corp.	697	167,357
United Parcel Service, Inc., Class B	1,922	201,156

		434,752

Airlines (0.1%)
Alaska Air Group, Inc.	307	19,022
American Airlines Group, Inc.	1,182	61,417
Delta Air Lines, Inc.	1,773	97,178
Southwest Airlines Co.	1,555	89,070
United Continental Holdings, Inc.*	741	51,477

		318,164

Building Products (0.1%)
Allegion plc	228	19,446
AO Smith Corp.	399	25,372
Fortune Brands Home & Security, Inc.	417	24,557
Johnson Controls International plc	2,580	90,920
Masco Corp.	936	37,852

		198,147

Commercial Services & Supplies (0.1%)
Cintas Corp.	223	38,039
Republic Services, Inc.	673	44,573
Stericycle, Inc.*	205	11,999
Waste Management, Inc.	1,140	95,897

		190,508

Construction & Engineering (0.0%)
Fluor Corp.	340	19,455
Jacobs Engineering Group, Inc.	327	19,342
Quanta Services, Inc.*	368	12,641

		51,438

Electrical Equipment (0.1%)
Acuity Brands, Inc.	130	18,095
AMETEK, Inc.	673	51,128
Eaton Corp. plc	1,196	95,572
Emerson Electric Co.	1,835	125,330
Rockwell Automation, Inc.	350	60,970

		351,095

Industrial Conglomerates (0.4%)
3M Co.	1,675	367,695
General Electric Co.	23,960	322,981
Honeywell International, Inc.	2,106	304,338
Roper Technologies, Inc.	279	78,313

		1,073,327

Machinery (0.4%)
Caterpillar, Inc.	1,676	247,008
Cummins, Inc.	449	72,778
Deere & Co.	908	141,031
Dover Corp.	452	44,395
Flowserve Corp.	436	18,892
Fortive Corp.	826	64,032
Illinois Tool Works, Inc.	856	134,101
Ingersoll-Rand plc	666	56,950
PACCAR, Inc.	960	63,523
Parker-Hannifin Corp.	355	60,716
Pentair plc	462	31,476
Snap-on, Inc.	173	25,524
Stanley Black & Decker, Inc.	414	63,425
Xylem, Inc.	500	38,460

		1,062,311

Professional Services (0.1%)
Equifax, Inc.	318	37,464
IHS Markit Ltd.*	946	45,634
Nielsen Holdings plc	992	31,536
Robert Half International, Inc.	329	19,046
Verisk Analytics, Inc.*	438	45,552

		179,232

Road & Rail (0.2%)
CSX Corp.	2,514	140,055
JB Hunt Transport Services, Inc.	218	25,539
Kansas City Southern	297	32,625
Norfolk Southern Corp.	820	111,340
Union Pacific Corp.	2,173	292,116

		601,675

Trading Companies & Distributors (0.1%)
Fastenal Co.	800	43,672
United Rentals, Inc.*	245	42,319
WW Grainger, Inc.	142	40,082

		126,073

Total Industrials		6,413,193

Information Technology (6.6%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	13,734	589,051
F5 Networks, Inc.*	180	26,030
Juniper Networks, Inc.	1,003	24,403
Motorola Solutions, Inc.	425	44,753

		684,237

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	861	74,158
Corning, Inc.	2,436	67,916
FLIR Systems, Inc.	386	19,304
IPG Photonics Corp.*	106	24,738
TE Connectivity Ltd.	1,003	100,199

		286,315

Internet Software & Services (1.3%)
Akamai Technologies, Inc.*	436	30,947
Alphabet, Inc., Class A*	828	858,752
Alphabet, Inc., Class C*	840	866,704
eBay, Inc.*	2,724	109,614
Facebook, Inc., Class A*	6,657	1,063,722
VeriSign, Inc.*	220	26,083

		2,955,822

IT Services (1.1%)
Accenture plc, Class A	1,724	264,634
Alliance Data Systems Corp.	139	29,588
Automatic Data Processing, Inc.	1,227	139,240
Cognizant Technology Solutions Corp., Class A	1,643	132,262
CSRA, Inc.	490	20,203
DXC Technology Co.	808	81,228
Fidelity National Information Services, Inc.	921	88,692
Fiserv, Inc.*	1,162	82,862
Gartner, Inc.*	270	31,757
Global Payments, Inc.	452	50,407
International Business Machines Corp.	2,413	370,227
Mastercard, Inc., Class A	2,605	456,292
Paychex, Inc.	897	55,246
PayPal Holdings, Inc.*	3,121	236,790
Total System Services, Inc.	438	37,782
Visa, Inc., Class A	5,058	605,038

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Western Union Co. (The)	1,315	$25,287

		2,707,535

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	2,266	22,773
Analog Devices, Inc.	1,050	95,687
Applied Materials, Inc.	3,013	167,553
Broadcom Ltd.	1,123	264,635
Intel Corp.	13,083	681,362
KLA-Tencor Corp.	438	47,746
Lam Research Corp.	442	89,797
Microchip Technology, Inc.	670	61,211
Micron Technology, Inc.*	3,157	164,606
NVIDIA Corp.	1,675	387,913
Qorvo, Inc.*	388	27,335
QUALCOMM, Inc.	4,102	227,292
Skyworks Solutions, Inc.	525	52,637
Texas Instruments, Inc.	2,734	284,035
Xilinx, Inc.	696	50,279

		2,624,861

Software (1.6%)
Activision Blizzard, Inc.	2,119	142,948
Adobe Systems, Inc.*	1,379	297,974
ANSYS, Inc.*	232	36,352
Autodesk, Inc.*	618	77,608
CA, Inc.	893	30,273
Cadence Design Systems, Inc.*	835	30,703
Citrix Systems, Inc.*	347	32,202
Electronic Arts, Inc.*	877	106,327
Intuit, Inc.	673	116,665
Microsoft Corp.	21,492	1,961,575
Oracle Corp.	8,510	389,333
Red Hat, Inc.*	512	76,549
salesforce.com, Inc.*	1,925	223,878
Symantec Corp.	1,666	43,066
Synopsys, Inc.*	443	36,875
Take-Two Interactive Software, Inc.*	310	30,312

		3,632,640

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	14,291	2,397,743
Hewlett Packard Enterprise Co.	4,498	78,895
HP, Inc.	4,572	100,218
NetApp, Inc.	711	43,862
Seagate Technology plc	771	45,119
Western Digital Corp.	799	73,724
Xerox Corp.	665	19,139

		2,758,700

Total Information Technology		15,650,110

Materials (0.7%)
Chemicals (0.5%)
Air Products & Chemicals, Inc.	620	98,599
Albemarle Corp.	326	30,233
CF Industries Holdings, Inc.	639	24,109
DowDuPont, Inc.	6,516	415,135
Eastman Chemical Co.	425	44,872
Ecolab, Inc.	737	101,021
FMC Corp.	397	30,398
International Flavors & Fragrances, Inc.	235	32,174
LyondellBasell Industries NV, Class A	886	93,632
Monsanto Co.	1,234	143,995
Mosaic Co. (The)	939	22,799
PPG Industries, Inc.	732	81,691
Praxair, Inc.	787	113,564
Sherwin-Williams Co. (The)	236	92,540

		1,324,762

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	190	39,387
Vulcan Materials Co.	383	43,727

		83,114

Containers & Packaging (0.1%)
Avery Dennison Corp.	226	24,013
Ball Corp.	951	37,764
International Paper Co.	1,200	64,115
Packaging Corp. of America	277	31,218
Sealed Air Corp.	445	19,042
WestRock Co.	692	44,406

		220,558

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	3,597	63,200
Newmont Mining Corp.	1,406	54,932
Nucor Corp.	888	54,248

		172,380

Total Materials		1,800,814

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	263	32,846
American Tower Corp. (REIT)	1,200	174,409
Apartment Investment & Management Co. (REIT), Class A	497	20,253
AvalonBay Communities, Inc. (REIT)	370	60,850
Boston Properties, Inc. (REIT)	429	52,861
Crown Castle International Corp. (REIT)	1,135	124,407
Digital Realty Trust, Inc. (REIT)	578	60,910
Duke Realty Corp. (REIT)	1,029	27,248
Equinix, Inc. (REIT)	218	91,155
Equity Residential (REIT)	1,003	61,805
Essex Property Trust, Inc. (REIT)	195	46,933
Extra Space Storage, Inc. (REIT)	376	32,847
Federal Realty Investment Trust (REIT)	228	26,473
GGP, Inc. (REIT)	1,882	38,506
HCP, Inc. (REIT)	1,173	27,249
Host Hotels & Resorts, Inc. (REIT)	2,103	39,200
Iron Mountain, Inc. (REIT)	797	26,189
Kimco Realty Corp. (REIT)	1,373	19,771
Macerich Co. (The) (REIT)	343	19,215
Mid-America Apartment Communities, Inc. (REIT)	297	27,098
Prologis, Inc. (REIT)	1,457	91,776
Public Storage (REIT)	431	86,368
Realty Income Corp. (REIT)	782	40,453
Regency Centers Corp. (REIT)	449	26,482
SBA Communications Corp. (REIT)*	319	54,523
Simon Property Group, Inc. (REIT)	847	130,734
SL Green Realty Corp. (REIT)	266	25,757
UDR, Inc. (REIT)	752	26,786
Ventas, Inc. (REIT)	934	46,261
Vornado Realty Trust (REIT)	486	32,708
Welltower, Inc. (REIT)	990	53,886

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Weyerhaeuser Co. (REIT)	2,092	$73,220

		1,699,179

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	836	39,476

Total Real Estate		1,738,655

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	17,176	612,324
CenturyLink, Inc.	2,587	42,504
Verizon Communications, Inc.	11,497	549,787

Total Telecommunication Services		1,204,615

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	685	27,989
American Electric Power Co., Inc.	1,414	96,986
Duke Energy Corp.	1,916	148,433
Edison International	893	56,848
Entergy Corp.	518	40,808
Eversource Energy	926	54,560
Exelon Corp.	2,652	103,455
FirstEnergy Corp.	1,218	41,424
NextEra Energy, Inc.	1,327	216,738
PG&E Corp.	1,419	62,337
Pinnacle West Capital Corp.	347	27,691
PPL Corp.	1,926	54,487
Southern Co. (The)	2,727	121,788
Xcel Energy, Inc.	1,378	62,671

		1,116,215

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	1,833	20,841
NRG Energy, Inc.	891	27,202

		48,043

Multi-Utilities (0.2%)
Ameren Corp.	737	41,736
CenterPoint Energy, Inc.	1,222	33,483
CMS Energy Corp.	773	35,009
Consolidated Edison, Inc.	881	68,665
Dominion Energy, Inc.	1,819	122,656
DTE Energy Co.	528	55,123
NiSource, Inc.	866	20,706
Public Service Enterprise Group, Inc.	1,409	70,788
SCANA Corp.	339	12,729
Sempra Energy	729	81,080
WEC Energy Group, Inc.	876	54,925

		596,900

Water Utilities (0.0%)
American Water Works Co., Inc.	489	40,162

Total Utilities		1,801,320

Total Common Stocks (26.2%) (Cost $50,418,852)		62,914,414

EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P 500 ETF	2,054	545,070
iShares Core S&P Mid-Cap ETF	775	145,367
iShares MSCI EAFE ETF	1,078	75,115
iShares Russell 2000 ETF	422	64,072

Total Exchange Traded Funds (0.3%) (Cost $827,860)		829,624

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Security (1.5%)
FNMA
1.750%, 6/20/19	$3,700,000	3,679,412

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (49.7%)
U.S. Treasury Notes
1.250%, 3/31/19	$2,560,100	$2,537,887
1.625%, 3/31/19	519,800	517,173
0.875%, 7/31/19	8,175,000	8,033,933
3.375%, 11/15/19	2,899,300	2,950,944
1.000%, 11/30/19	8,651,200	8,475,218
1.375%, 2/29/20	2,846,200	2,798,240
1.375%, 4/30/20	3,765,500	3,693,904
1.625%, 7/31/20	4,103,400	4,037,682
1.375%, 9/30/20	6,737,300	6,577,750
1.750%, 10/31/20	302,600	297,934
1.750%, 11/15/20	5,980,800	5,887,642
2.625%, 11/15/20	1,128,200	1,135,163
3.625%, 2/15/21	1,317,500	1,362,725
1.375%, 4/30/21	869,700	843,133
1.125%, 6/30/21	5,324,200	5,107,489
2.125%, 6/30/21	1,697,800	1,681,220
1.125%, 7/31/21	2,440,300	2,337,469
1.125%, 9/30/21	884,200	844,636
2.000%, 10/31/21	2,994,200	2,945,954
1.875%, 1/31/22	1,840,700	1,799,033
1.750%, 2/28/22	2,261,500	2,199,265
1.875%, 3/31/22	1,665,000	1,625,245
1.875%, 4/30/22	375,800	366,493
1.750%, 5/31/22	2,846,800	2,760,812
1.625%, 8/31/22	669,100	643,858
1.875%, 8/31/22	1,819,700	1,769,942
1.875%, 9/30/22	231,200	224,691
1.875%, 10/31/22	7,964,500	7,737,543
2.000%, 10/31/22	177,000	172,858
2.000%, 2/15/23	2,032,300	1,980,222
1.625%, 4/30/23	1,231,400	1,175,626
1.750%, 5/15/23	433,400	416,098
1.625%, 5/31/23	1,025,000	977,604
1.375%, 6/30/23	1,123,000	1,056,421
2.500%, 8/15/23	1,065,800	1,060,804
1.625%, 10/31/23	401,800	381,349
2.125%, 11/30/23	3,326,400	3,240,089
2.250%, 1/31/24	1,950,000	1,909,800
2.125%, 3/31/24	430,500	418,136
2.500%, 5/15/24	2,412,000	2,391,743
2.125%, 7/31/24	1,790,300	1,734,528
2.375%, 8/15/24	1,710,900	1,681,995
2.250%, 11/15/24	3,715,200	3,618,510
2.500%, 1/31/25	160,000	158,209
2.000%, 2/15/25	1,717,200	1,643,146
2.125%, 5/15/25	2,010,000	1,935,783
2.000%, 8/15/25	961,400	916,231
2.250%, 11/15/25	1,236,900	1,197,329
1.625%, 2/15/26	1,142,900	1,054,504
1.625%, 5/15/26	784,100	721,311
1.500%, 8/15/26	1,920,400	1,743,382
2.000%, 11/15/26	1,497,300	1,412,346
2.250%, 2/15/27	1,122,400	1,078,918
2.375%, 5/15/27	1,514,500	1,469,671
2.250%, 8/15/27	2,403,100	2,304,324
2.750%, 2/15/28	525,000	525,246

Total U.S. Treasury Obligations		119,569,161

Total Long-Term Debt Securities (51.2%) (Cost $125,778,129)		123,248,573

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (17.3%)
JPMorgan Prime Money Market Fund, IM Shares	41,779,459	41,775,281

Total Short-Term Investment (17.3%) (Cost $41,785,885)		41,775,281

Total Investments in Securities (95.0%) (Cost $218,810,726)		228,767,892
Other Assets Less Liabilities (5.0%)		12,122,351

Net Assets (100%)		$240,890,243

*	Non-income producing.

Glossary:

FNMA — Federal National Mortgage Association

USD — United States Dollar

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	420	6/2018	USD	42,012,600	(473,800)
Russell 2000 E-Mini Index	75	6/2018	USD	5,742,000	(144,727)
S&P Midcap 400 E-Mini Index	25	6/2018	USD	4,707,750	(73,406)

					(691,933)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$7,954,553	$—	$—	$7,954,553
Consumer Staples	4,822,503	—	—	4,822,503
Energy	3,592,185	—	—	3,592,185
Financials	9,284,568	—	—	9,284,568
Health Care	8,651,898	—	—	8,651,898
Industrials	6,413,193	—	—	6,413,193
Information Technology	15,650,110	—	—	15,650,110
Materials	1,800,814	—	—	1,800,814
Real Estate	1,738,655	—	—	1,738,655
Telecommunication Services	1,204,615	—	—	1,204,615
Utilities	1,801,320	—	—	1,801,320
Exchange Traded Funds	829,624	—	—	829,624
Short-Term Investment
Investment Company	41,775,281	—	—	41,775,281
U.S. Government Agency Securities	—	3,679,412	—	3,679,412
U.S. Treasury Obligations	—	119,569,161	—	119,569,161

Total Assets	$105,519,319	$123,248,573	$—	$228,767,892

Liabilities:
Futures	$(691,933)	$—	$—	$(691,933)

Total Liabilities	$(691,933)	$—	$—	$(691,933)

Total	$104,827,386	$123,248,573	$—	$228,075,959

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,483,910
Aggregate gross unrealized depreciation	(5,042,910)

Net unrealized appreciation	$8,441,000

Federal income tax cost of investments in securities and derivative instruments, if applicable	$219,634,959

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Diversified Consumer Services (1.7%)
ServiceMaster Global Holdings, Inc.*	317,719	$16,156,011

Hotels, Restaurants & Leisure (2.1%)
Dunkin’ Brands Group, Inc.(x)	194,748	11,624,508
Norwegian Cruise Line Holdings Ltd.*	158,668	8,404,644

		20,029,152

Internet & Direct Marketing Retail (0.3%)
Wayfair, Inc., Class A(x)*	38,018	2,567,356

Leisure Products (0.7%)
Polaris Industries, Inc.(x)	56,122	6,427,091

Media (0.9%)
Omnicom Group, Inc.	117,949	8,571,354

Specialty Retail (1.0%)
Tractor Supply Co.	73,463	4,629,638
Williams-Sonoma, Inc.(x)	100,819	5,319,211

		9,948,849

Textiles, Apparel & Luxury Goods (2.8%)
Carter’s, Inc.	64,543	6,718,926
Gildan Activewear, Inc.	460,245	13,296,478
Lululemon Athletica, Inc.*	80,839	7,204,372

		27,219,776

Total Consumer Discretionary		90,919,589

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
World Fuel Services Corp.	162,712	3,994,580

Total Energy		3,994,580

Financials (9.6%)
Banks (0.6%)
SVB Financial Group*	25,769	6,184,818

Capital Markets (5.3%)
LPL Financial Holdings, Inc.	300,209	18,333,764
MSCI, Inc.	43,522	6,505,233
TD Ameritrade Holding Corp.	439,551	26,034,605

		50,873,602

Consumer Finance (0.6%)
Synchrony Financial	169,407	5,680,217

Insurance (3.1%)
Aon plc	129,330	18,148,879
Intact Financial Corp.	110,549	8,306,942
WR Berkley Corp.	42,154	3,064,596

		29,520,417

Total Financials		92,259,054

Health Care (17.7%)
Biotechnology (3.1%)
ACADIA Pharmaceuticals, Inc.(x)*	137,408	3,087,558
Alkermes plc*	82,712	4,793,988
BeiGene Ltd. (ADR)(x)*	10,966	1,842,288
Celgene Corp.*	84,656	7,552,162
DBV Technologies SA (ADR)*	35,083	809,365
Neurocrine Biosciences, Inc.*	104,383	8,656,481
Puma Biotechnology, Inc.(x)*	40,827	2,778,277

		29,520,119

Health Care Equipment & Supplies (8.0%)
Boston Scientific Corp.*	639,169	17,462,098
Cooper Cos., Inc. (The)	44,319	10,140,630
DexCom, Inc.(x)*	79,104	5,866,353
ICU Medical, Inc.*	32,647	8,240,103
STERIS plc	159,817	14,920,515
Teleflex, Inc.	31,594	8,055,838
Varian Medical Systems, Inc.*	94,450	11,584,293

		76,269,830

Health Care Providers & Services (0.5%)
Henry Schein, Inc.*	71,068	4,776,480

Health Care Technology (1.7%)
athenahealth, Inc.*	116,972	16,730,505

Life Sciences Tools & Services (4.4%)
IQVIA Holdings, Inc.*	117,866	11,563,833
PerkinElmer, Inc.	223,297	16,908,049
Waters Corp.*	70,362	13,977,411

		42,449,293

Total Health Care		169,746,227

Industrials (18.6%)
Aerospace & Defense (2.4%)
Harris Corp.	45,533	7,343,562
Teledyne Technologies, Inc.*	85,142	15,936,028

		23,279,590

Airlines (1.1%)
Ryanair Holdings plc (ADR)*	88,745	10,902,323

Building Products (1.1%)
AO Smith Corp.	171,097	10,880,058

Commercial Services & Supplies (1.9%)
Edenred	260,579	9,067,171
Ritchie Bros Auctioneers, Inc.	277,518	8,733,491

		17,800,662

Electrical Equipment (3.3%)
AMETEK, Inc.	71,002	5,394,022
Sensata Technologies Holding plc*	525,926	27,258,744

		32,652,766

Industrial Conglomerates (1.0%)
Carlisle Cos., Inc.	90,107	9,408,072

Machinery (2.3%)
Middleby Corp. (The)*	49,713	6,153,972
Rexnord Corp.*	380,247	11,285,732
Wabtec Corp.(x)	57,851	4,709,071

		22,148,775

Professional Services (3.0%)
IHS Markit Ltd.*	164,370	7,929,209
Verisk Analytics, Inc.*	198,180	20,610,720

		28,539,929

Road & Rail (1.8%)
Canadian Pacific Railway Ltd.	27,160	4,793,740
Old Dominion Freight Line, Inc.	83,640	12,292,571

		17,086,311

Trading Companies & Distributors (0.7%)
Ferguson plc	86,120	6,477,893

Total Industrials		179,176,379

Information Technology (36.7%)
Electronic Equipment, Instruments & Components (7.0%)
Belden, Inc.	111,634	7,696,048
Dolby Laboratories, Inc., Class A	105,508	6,706,088

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Flex Ltd.*	725,190	$11,842,353
National Instruments Corp.	344,248	17,408,621
TE Connectivity Ltd.	234,944	23,470,906

		67,124,016

Internet Software & Services (3.6%)
Cimpress NV(x)*	107,783	16,674,030
CoStar Group, Inc.*	49,566	17,976,597

		34,650,627

IT Services (9.2%)
Amdocs Ltd.	250,743	16,729,573
Broadridge Financial Solutions, Inc.	102,370	11,228,965
Euronet Worldwide, Inc.*	38,388	3,029,581
Fidelity National Information Services, Inc.	126,685	12,199,766
Gartner, Inc.*	67,276	7,913,003
Global Payments, Inc.	109,172	12,174,861
Jack Henry & Associates, Inc.	57,187	6,916,768
WEX, Inc.*	124,382	19,480,708

		89,673,225

Semiconductors & Semiconductor Equipment (9.1%)
KLA-Tencor Corp.	150,954	16,455,496
Lam Research Corp.	70,121	14,245,782
Microchip Technology, Inc.	233,372	21,320,866
ON Semiconductor Corp.*	815,923	19,957,477
Xilinx, Inc.	212,318	15,337,852

		87,317,473

Software (7.8%)
Atlassian Corp. plc, Class A*	300,742	16,216,009
Constellation Software, Inc.	31,283	21,225,625
Intuit, Inc.	41,209	7,143,580
SS&C Technologies Holdings, Inc.	389,467	20,891,010
Ultimate Software Group, Inc. (The)*	37,161	9,056,136

		74,532,360

Total Information Technology		353,297,701

Materials (1.4%)
Containers & Packaging (1.4%)
Sealed Air Corp.	310,303	13,277,865

Total Materials		13,277,865

Real Estate (3.7%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
Crown Castle International Corp. (REIT)	174,540	19,131,329
Lamar Advertising Co. (REIT), Class A	260,139	16,560,449

Total Real Estate		35,691,778

Total Common Stocks (97.6%) (Cost $696,150,828)		938,363,173

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.4%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $5,000,708, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $5,104,209.(xx)	$5,000,000	5,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $5,000,708, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $5,104,209.(xx)	5,000,000	5,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,010,143, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,031,050.(xx)	1,010,000	1,010,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,500,375, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $2,550,128.(xx)	2,500,000	2,500,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $2,000,600, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $2,040,104.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,900,277, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,938,097.(xx)	1,900,000	1,900,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $3,684,978, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $3,758,147.(xx)	3,684,453	3,684,453
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $600,095, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $612,310.(xx)	600,000	600,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,800,432, collateralized by various Common Stocks; total market value $3,114,488.(xx)	2,800,000	2,800,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,900,447, collateralized by various Common Stocks; total market value $3,225,720.(xx)	$2,900,000	$2,900,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $2,000,731, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,000,300, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $2,040,039.(xx)	2,000,000	2,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $6,001,983, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $6,120,000.(xx)	6,000,000	6,000,000

Total Repurchase Agreements		42,394,453

Total Short-Term Investments (4.4%) (Cost $42,394,453)		42,394,453

Total Investments in Securities (102.0%) (Cost $738,545,281)		980,757,626
Other Assets Less Liabilities (-2.0%)		(19,623,876)

Net Assets (100%)		$961,133,750

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $41,887,102. This was secured by cash collateral of $42,394,453 which was subsequently invested in joint repurchase agreements with a total value of $42,394,453, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$90,919,589	$—	$—	$90,919,589
Energy	3,994,580	—	—	3,994,580
Financials	92,259,054	—	—	92,259,054
Health Care	169,746,227	—	—	169,746,227
Industrials	163,631,315	15,545,064	—	179,176,379
Information Technology	353,297,701	—	—	353,297,701
Materials	13,277,865	—	—	13,277,865
Real Estate	35,691,778	—	—	35,691,778
Short-Term Investments
Repurchase Agreements	—	42,394,453	—	42,394,453

Total Assets	$922,818,109	$57,939,517	$—	$980,757,626

Total Liabilities	$—	$—	$—	$—

Total	$922,818,109	$57,939,517	$—	$980,757,626

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,019,437
Aggregate gross unrealized depreciation	(19,645,790)

Net unrealized appreciation	$242,373,647

Federal income tax cost of investments in securities and derivative instruments, if applicable	$738,383,979

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/JPMORGAN STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	109,664	$6,449,340
Vanguard S&P 500 ETF	13,108	3,173,185

Total Exchange Traded Funds (51.9%) (Cost $9,679,191)		9,622,525

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (2.3%)
U.S. Treasury Notes
1.125%, 1/31/19#	$435,000	431,510

Total Long-Term Debt Securities (2.3%) (Cost $431,939)		431,510

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (22.6%)
FFCB
3.35%, 4/2/18(o)(p)	1,396,000	1,395,740
FHLB
3.27%, 4/2/18(o)(p)	1,396,000	1,395,747
FHLMC
3.27%, 4/2/18(o)(p)	1,396,000	1,395,746

Total U.S. Government Agency Securities		4,187,233

U.S. Treasury Obligations (21.5%)
U.S. Treasury Bills
0.99%, 4/5/18(p)	4,000,000	3,999,452

Total Short-Term Investments (44.1%) (Cost $8,187,134)		8,186,685

Total Investments in Securities (98.3%) (Cost $18,298,264)		18,240,720
Other Assets Less Liabilities (1.7%)		322,795

Net Assets (100%)		$18,563,515

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $431,510.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2018.

(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/JPMORGAN STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	37	6/2018	EUR	1,493,729	(26,665)
FTSE 100 Index	7	6/2018	GBP	686,832	(7,977)
Russell 2000 E-Mini Index	27	6/2018	USD	2,067,120	(83,717)
S&P 500 E-Mini Index	24	6/2018	USD	3,171,600	(149,213)
TOPIX Index	6	6/2018	JPY	967,906	10,448

					(257,124)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$9,622,525	$—	$—	$9,622,525
Futures	10,448	—	—	10,448
Short-Term Investments
U.S. Government Agency Securities	—	4,187,233	—	4,187,233
U.S. Treasury Obligations	—	3,999,452	—	3,999,452
U.S. Treasury Obligations	—	431,510	—	431,510

Total Assets	$9,632,973	$8,618,195	$—	$18,251,168

Liabilities:
Futures	$(267,572)	$—	$—	$(267,572)

Total Liabilities	$(267,572)	$—	$—	$(267,572)

Total	$9,365,401	$8,618,195	$—	$17,983,596

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(332,595)

Net unrealized depreciation	$(332,595)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,316,191

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Core S&P 500 ETF	42,612	$11,307,946
iShares Core S&P Mid-Cap ETF	53,725	10,077,198
iShares MSCI EAFE ETF	514,803	35,871,473
iShares Russell 2000 ETF	35,126	5,333,181
SPDR S&P 500 ETF Trust	42,923	11,295,188

Total Exchange Traded Funds (54.3%) (Cost $63,814,439)		73,884,986

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (40.2%)
U.S. Treasury Notes
2.375%, 3/15/21	$20,020,000	20,013,744
2.625%, 2/28/23	19,885,000	19,946,945
2.750%, 2/28/25	14,725,000	14,787,122

Total U.S. Treasury Obligations		54,747,811

Total Long-Term Debt Securities (40.2%) (Cost $54,563,376)		54,747,811

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.6%)
JPMorgan Prime Money Market Fund, IM Shares	3,477,364	3,477,017

Total Short-Term Investment (2.6%) (Cost $3,478,178)		3,477,017

Total Investments in Securities (97.1%) (Cost $121,855,993)		132,109,814
Other Assets Less Liabilities (2.9%)		3,988,428

Net Assets (100%)		$136,098,242

Glossary:

USD — United States Dollar

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	59	6/2018	USD	6,753,195	21,640

					21,640

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$73,884,986	$—	$—	$73,884,986
Futures	21,640	—	—	21,640
Short-Term Investment
Investment Company	3,477,017	—	—	3,477,017
U.S. Treasury Obligations	—	54,747,811	—	54,747,811

Total Assets	$77,383,643	$54,747,811	$—	$132,131,454

Total Liabilities	$—	$—	$—	$—

Total	$77,383,643	$54,747,811	$—	$132,131,454

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,279,446
Aggregate gross unrealized depreciation	(1,149)

Net unrealized appreciation	$10,278,297

Federal income tax cost of investments in securities and derivative instruments, if applicable	$121,853,157

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.6%)
Hotels, Restaurants & Leisure (4.9%)
Starbucks Corp.	47,633	$2,757,474
Yum Brands, Inc.	112,158	9,548,011
Yum China Holdings, Inc.	476,097	19,758,026

		32,063,511

Internet & Direct Marketing Retail (7.4%)
Amazon.com, Inc.*	33,054	47,840,376

Textiles, Apparel & Luxury Goods (2.3%)
Under Armour, Inc., Class A(x)*	916,268	14,980,982

Total Consumer Discretionary		94,884,869

Consumer Staples (10.4%)
Beverages (6.5%)
Coca-Cola Co. (The)	229,154	9,952,158
Monster Beverage Corp.*	562,530	32,182,342

		42,134,500

Food Products (2.3%)
Danone SA (ADR)	919,699	14,954,306

Household Products (1.6%)
Colgate-Palmolive Co.	20,664	1,481,195
Procter & Gamble Co. (The)	116,799	9,259,825

		10,741,020

Total Consumer Staples		67,829,826

Energy (2.9%)
Energy Equipment & Services (2.9%)
Schlumberger Ltd.	292,162	18,926,254

Total Energy		18,926,254

Financials (8.4%)
Capital Markets (7.3%)
FactSet Research Systems, Inc.	57,904	11,547,216
MSCI, Inc.	79,709	11,914,104
SEI Investments Co.	318,785	23,880,184

		47,341,504

Consumer Finance (1.1%)
American Express Co.	79,590	7,424,155

Total Financials		54,765,659

Health Care (15.3%)
Biotechnology (5.8%)
Amgen, Inc.	41,814	7,128,451
BioMarin Pharmaceutical, Inc.*	151,229	12,260,135
Regeneron Pharmaceuticals, Inc.*	54,176	18,656,047

		38,044,633

Health Care Equipment & Supplies (2.6%)
Varian Medical Systems, Inc.*	135,763	16,651,332

Health Care Technology (2.2%)
Cerner Corp.*	247,192	14,337,136

Pharmaceuticals (4.7%)
Merck & Co., Inc.	64,139	3,493,651
Novartis AG (ADR)	108,371	8,761,795
Novo Nordisk A/S (ADR)(x)	373,759	18,407,631

		30,663,077

Total Health Care		99,696,178

Industrials (7.1%)
Air Freight & Logistics (4.5%)
Expeditors International of Washington, Inc.	371,823	23,536,396
United Parcel Service, Inc., Class B	54,400	5,693,504

		29,229,900

Machinery (2.6%)
Deere & Co.	107,250	16,658,070

Total Industrials		45,887,970

Information Technology (38.4%)
Communications Equipment (3.6%)
Cisco Systems, Inc.	546,610	23,444,103

Internet Software & Services (16.7%)
Alibaba Group Holding Ltd. (ADR)*	233,201	42,801,711
Alphabet, Inc., Class A*	14,698	15,243,884
Alphabet, Inc., Class C*	14,740	15,208,584
Facebook, Inc., Class A*	221,330	35,366,321

		108,620,500

IT Services (5.0%)
Automatic Data Processing, Inc.	47,059	5,340,255
Visa, Inc., Class A	228,028	27,276,710

		32,616,965

Semiconductors & Semiconductor Equipment (2.5%)
QUALCOMM, Inc.	284,178	15,746,303

Software (10.6%)
Autodesk, Inc.*	205,376	25,791,118
Microsoft Corp.	138,898	12,677,221
Oracle Corp.	667,127	30,521,060

		68,989,399

Total Information Technology		249,417,270

Materials (0.4%)
Metals & Mining (0.4%)
Compass Minerals International, Inc.(x)	46,062	2,777,539

Total Materials		2,777,539

Total Common Stocks (97.5%) (Cost $416,291,199)		634,185,565

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.7%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $100,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $102,084.(xx)	$100,000	100,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	$1,000,000	$1,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,300,195, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $1,326,066.(xx)	1,300,000	1,300,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,000,146, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,020,051.(xx)	1,000,000	1,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $4,358,197, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $4,444,733.(xx)	4,357,576	4,357,576
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $300,048, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $306,155.(xx)	300,000	300,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,300,200, collateralized by various Common Stocks; total market value $1,446,012.(xx)	1,300,000	1,300,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,600,247, collateralized by various Common Stocks; total market value $1,779,707.(xx)	1,600,000	1,600,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $4,000,967, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $4,080,077.(xx)	4,000,000	4,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $329,695, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $336,245.(xx)	329,645	329,645

Total Repurchase Agreements		17,287,221

Total Short-Term Investments (2.7%) (Cost $17,287,221)		17,287,221

Total Investments in Securities (100.2%) (Cost $433,578,420)		651,472,786
Other Assets Less Liabilities (-0.2%)		(1,070,189)

Net Assets (100%)		$650,402,597

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $16,945,466. This was secured by cash collateral of $17,287,221 which was subsequently invested in joint repurchase agreements with a total value of $17,287,221, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

China	9.6%
Denmark	2.8
France	2.3
Switzerland	1.4
United States	84.1
Cash and Other	(0.2)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$94,884,869	$—	$—	$94,884,869
Consumer Staples	67,829,826	—	—	67,829,826
Energy	18,926,254	—	—	18,926,254
Financials	54,765,659	—	—	54,765,659
Health Care	99,696,178	—	—	99,696,178
Industrials	45,887,970	—	—	45,887,970
Information Technology	249,417,270	—	—	249,417,270
Materials	2,777,539	—	—	2,777,539
Short-Term Investments
Repurchase Agreements	—	17,287,221	—	17,287,221

Total Assets	$634,185,565	$17,287,221	$—	$651,472,786

Total Liabilities	$—	$—	$—	$—

Total	$634,185,565	$17,287,221	$—	$651,472,786

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,406,319
Aggregate gross unrealized depreciation	(11,892,337)

Net unrealized appreciation	$217,513,982

Federal income tax cost of investments in securities and derivative instruments, if applicable	$433,958,804

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.5%)
Auto Components (0.6%)
Cooper-Standard Holdings, Inc.*	494	$60,668
Dana, Inc.	9,271	238,821
Dorman Products, Inc.*	3,541	234,450
Fox Factory Holding Corp.*	4,545	158,621
Gentherm, Inc.*	3,732	126,701
Horizon Global Corp.(x)*	3,329	27,431
LCI Industries	3,155	328,593
Shiloh Industries, Inc.*	1,214	10,562
Standard Motor Products, Inc.	1,755	83,485
Tenneco, Inc.	6,578	360,935

		1,630,267

Automobiles (0.0%)
Winnebago Industries, Inc.	3,578	134,533

Distributors (0.0%)
Core-Mark Holding Co., Inc.	6,028	128,155
Funko, Inc., Class A*	536	4,401

		132,556

Diversified Consumer Services (0.6%)
Bridgepoint Education, Inc.*	2,830	19,074
Cambium Learning Group, Inc.*	562	6,294
Capella Education Co.	1,386	121,067
Carriage Services, Inc.	676	18,698
Chegg, Inc.*	12,759	263,601
Collectors Universe, Inc.	981	15,412
Grand Canyon Education, Inc.*	6,159	646,202
Houghton Mifflin Harcourt Co.*	9,661	67,144
Liberty Tax, Inc., Class A	187	1,889
Sotheby’s*	5,014	257,268
Strayer Education, Inc.	1,391	140,561
Weight Watchers International, Inc.*	3,414	217,540

		1,774,750

Hotels, Restaurants & Leisure (8.7%)
BJ’s Restaurants, Inc.	2,669	119,838
Bloomin’ Brands, Inc.	11,828	287,184
Bluegreen Vacations Corp.(x)	391	8,277
Bojangles’, Inc.*	2,394	33,157
Boyd Gaming Corp.	9,812	312,610
Brinker International, Inc.	4,569	164,941
Caesars Entertainment Corp.*	1,058	11,903
Cheesecake Factory, Inc. (The)(x)	5,610	270,514
Churchill Downs, Inc.	1,762	430,016
Chuy’s Holdings, Inc.*	2,180	57,116
Cracker Barrel Old Country Store, Inc.(x)	2,500	398,000
Dave & Buster’s Entertainment, Inc.*	5,296	221,055
Denny’s Corp.*	6,422	99,091
Dine Brands Global, Inc.(x)	1,388	91,025
Drive Shack, Inc.*	3,355	16,037
Eldorado Resorts, Inc.(x)*	6,185	204,105
Empire Resorts, Inc.(x)*	242	4,175
Fiesta Restaurant Group, Inc.(x)*	206	3,811
Golden Entertainment, Inc.*	498	11,569
Habit Restaurants, Inc. (The), Class A(x)*	409,052	3,599,658
ILG, Inc.	1,269	39,479
Inspired Entertainment, Inc.*	1,297	7,134
Jack in the Box, Inc.	3,060	261,110
La Quinta Holdings, Inc.*	2,192	41,451
Lindblad Expeditions Holdings, Inc.*	2,739	28,130
Marcus Corp. (The)	2,042	61,975
Marriott Vacations Worldwide Corp.	2,477	329,936
Nathan’s Famous, Inc.	372	27,491
Noodles & Co.(x)*	1,301	9,823
Papa John’s International, Inc.	3,403	194,992
Penn National Gaming, Inc.*	1,393	36,580
Pinnacle Entertainment, Inc.*	4,862	146,589
Planet Fitness, Inc., Class A*	11,338	428,236
PlayAGS, Inc.(x)*	927	21,562
Potbelly Corp.*	301,942	3,638,400
RCI Hospitality Holdings, Inc.	124	3,520
Red Robin Gourmet Burgers, Inc.*	1,559	90,422
Red Rock Resorts, Inc., Class A	9,072	265,628
Ruth’s Hospitality Group, Inc.	3,784	92,519
Scientific Games Corp., Class A*	6,921	287,914
SeaWorld Entertainment, Inc.(x)*	8,973	133,070
Shake Shack, Inc., Class A(x)*	197,478	8,221,008
Sonic Corp.(x)	2,699	68,096
Texas Roadhouse, Inc.	8,775	507,020
Wingstop, Inc.	3,825	180,655
Zoe’s Kitchen, Inc.(x)*	251,431	3,630,663

		25,097,485

Household Durables (2.5%)
Cavco Industries, Inc.*	1,122	194,948
Century Communities, Inc.*	225	6,739
GoPro, Inc., Class A*	14,489	69,402
Helen of Troy Ltd.*	1,640	142,680
Hooker Furniture Corp.	1,495	54,867
Hovnanian Enterprises, Inc., Class A*	3,881	7,102
Installed Building Products, Inc.*	93,181	5,595,518
iRobot Corp.(x)*	3,491	224,086
KB Home	2,448	69,646
La-Z-Boy, Inc.	2,690	80,566
LGI Homes, Inc.(x)*	1,513	106,772
M/I Homes, Inc.*	677	21,562
MDC Holdings, Inc.	2,393	66,813
Meritage Homes Corp.*	352	15,928
PICO Holdings, Inc.*	275	3,149
Taylor Morrison Home Corp., Class A*	14,467	336,791
TopBuild Corp.*	2,759	211,119
TRI Pointe Group, Inc.*	1,104	18,139
Universal Electronics, Inc.*	1,816	94,523
William Lyon Homes, Class A*	628	17,264
ZAGG, Inc.*	2,504	30,549

		7,368,163

Internet & Direct Marketing Retail (4.0%)
1-800-Flowers.com, Inc., Class A*	1,162	13,712
Duluth Holdings, Inc., Class B(x)*	1,209	22,645
Groupon, Inc.(x)*	44,672	193,876
MakeMyTrip Ltd.*	76,267	2,646,465
Netshoes Cayman Ltd.(x)*	177,445	1,050,474
Nutrisystem, Inc.	3,818	102,895
Overstock.com, Inc.(x)*	157,968	5,726,340
PetMed Express, Inc.(x)	2,595	108,341
Shutterfly, Inc.*	4,259	346,044
Wayfair, Inc., Class A*	21,317	1,439,537

		11,650,329

Leisure Products (0.1%)
American Outdoor Brands Corp.(x)*	7,265	74,975
Malibu Boats, Inc., Class A*	2,724	90,464
Marine Products Corp.	1,063	14,893
MCBC Holdings, Inc.*	2,413	60,808
Nautilus, Inc.*	4,004	53,854
Sturm Ruger & Co., Inc.	2,242	117,704

		412,698

Media (1.1%)
Criteo SA (ADR)*	54,561	1,409,856
Emerald Expositions Events, Inc.(x)	207	4,032
Entercom Communications Corp., Class A(x)	13,088	126,299

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Entravision Communications Corp., Class A	8,674	$40,768
Eros International plc*	1,957	21,331
Global Eagle Entertainment, Inc.(x)*	469	689
Gray Television, Inc.*	6,664	84,633
Hemisphere Media Group, Inc.*	239	2,689
IMAX Corp.*	7,418	142,426
Liberty Media Corp.-Liberty Braves, Class C*	4,504	102,781
Liberty Media Corp.-Liberty Braves, Class A*	1,382	31,413
Loral Space & Communications, Inc.*	1,678	69,889
MDC Partners, Inc., Class A*	2,264	16,301
New York Times Co. (The), Class A	13,303	320,602
Nexstar Media Group, Inc., Class A	5,712	379,848
Reading International, Inc., Class A*	523	8,708
Sinclair Broadcast Group, Inc., Class A(x)	9,397	294,126
tronc, Inc.*	1,650	27,093
WideOpenWest, Inc.(x)*	918	6,564
World Wrestling Entertainment, Inc., Class A(x)	5,523	198,883

		3,288,931

Multiline Retail (1.4%)
Big Lots, Inc.(x)	5,512	239,937
Dillard’s, Inc., Class A(x)	44,216	3,552,314
Fred’s, Inc., Class A(x)	295	882
Ollie’s Bargain Outlet Holdings, Inc.*	6,208	374,342
Sears Holdings Corp.(x)*	328	876

		4,168,351

Specialty Retail (1.1%)
America’s Car-Mart, Inc.*	354	17,859
Asbury Automotive Group, Inc.*	2,447	165,173
At Home Group, Inc.(x)*	1,104	35,372
Camping World Holdings, Inc., Class A	4,163	134,257
Carvana Co.(x)*	34,530	791,772
Children’s Place, Inc. (The)(x)	2,255	304,989
Five Below, Inc.*	7,062	517,926
Francesca’s Holdings Corp.*	5,150	24,720
Hudson Ltd., Class A(x)*	2,586	41,143
J. Jill, Inc.(x)*	1,608	7,107
Lithia Motors, Inc., Class A	3,088	310,406
Lumber Liquidators Holdings, Inc.(x)*	3,733	89,293
MarineMax, Inc.*	1,536	29,875
Monro, Inc.	4,116	220,618
National Vision Holdings, Inc.*	1,167	37,706
Party City Holdco, Inc.(x)*	251	3,916
Restoration Hardware Holdings, Inc.(x)*	2,642	251,730
Sleep Number Corp.*	5,166	181,585
Sportsman’s Warehouse Holdings, Inc.(x)*	5,044	20,580
Tailored Brands, Inc.	1,999	50,095
Tile Shop Holdings, Inc.	5,348	32,088
Winmark Corp.	280	36,624

		3,304,834

Textiles, Apparel & Luxury Goods (0.4%)
Columbia Sportswear Co.	1,384	105,779
Crocs, Inc.*	6,610	107,413
Culp, Inc.	1,423	43,473
Deckers Outdoor Corp.*	288	25,929
Oxford Industries, Inc.	839	62,556
Steven Madden Ltd.	7,687	337,458
Superior Uniform Group, Inc.	1,176	30,894
Wolverine World Wide, Inc.	12,145	350,990

		1,064,492

Total Consumer Discretionary		60,027,389

Consumer Staples (1.2%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	1,094	206,822
Castle Brands, Inc.(x)*	12,115	15,023
Coca-Cola Bottling Co. Consolidated	623	107,573
Craft Brew Alliance, Inc.*	1,759	32,717
MGP Ingredients, Inc.(x)	1,497	134,116
National Beverage Corp.	1,515	134,865
Primo Water Corp.*	3,245	37,999

		669,115

Food & Staples Retailing (0.2%)
Chefs’ Warehouse, Inc. (The)*	2,537	58,351
Performance Food Group Co.*	13,276	396,288
PriceSmart, Inc.	2,856	238,619

		693,258

Food Products (0.5%)
B&G Foods, Inc.(x)	8,634	204,626
Calavo Growers, Inc.(x)	2,078	191,592
Dean Foods Co.	711	6,129
Freshpet, Inc.(x)*	3,236	53,232
Hostess Brands, Inc.*	619	9,155
J&J Snack Foods Corp.	1,986	271,208
John B Sanfilippo & Son, Inc.	1,125	65,104
Lancaster Colony Corp.	2,450	301,692
Landec Corp.*	950	12,398
Lifeway Foods, Inc.*	670	4,013
Limoneira Co.	552	13,099
Tootsie Roll Industries, Inc.(x)	1,563	46,016

		1,178,264

Household Products (0.2%)
Central Garden & Pet Co.(x)*	201	8,643
Central Garden & Pet Co., Class A*	515	20,399
HRG Group, Inc.*	14,772	243,590
WD-40 Co.	1,800	237,060

		509,692

Personal Products (0.1%)
elf Beauty, Inc.(x)*	2,727	52,822
Inter Parfums, Inc.	1,102	51,959
Medifast, Inc.	1,386	129,523
Natural Health Trends Corp.(x)	1,034	19,656
Revlon, Inc., Class A(x)*	514	10,588
USANA Health Sciences, Inc.*	1,506	129,365

		393,913

Tobacco (0.0%)
Turning Point Brands, Inc.	680	13,219
Vector Group Ltd.	5,881	119,914

		133,133

Total Consumer Staples		3,577,375

Energy (0.6%)
Energy Equipment & Services (0.2%)
Cactus, Inc., Class A*	507	13,654
Fairmount Santrol Holdings, Inc.*	18,364	78,047
FTS International, Inc.*	463	8,515
Keane Group, Inc.(x)*	6,442	95,341
Liberty Oilfield Services, Inc., Class A(x)*	264	4,459
NCS Multistage Holdings, Inc.*	1,184	17,760
ProPetro Holding Corp.*	5,026	79,862
Ranger Energy Services, Inc.(x)*	290	2,361
RigNet, Inc.*	1,801	24,494

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Select Energy Services, Inc., Class A(x)*	3,525	$44,486
Smart Sand, Inc.(x)*	2,719	15,825
Solaris Oilfield Infrastructure, Inc., Class A*	2,413	39,959
US Silica Holdings, Inc.(x)	6,484	165,471

		590,234

Oil, Gas & Consumable Fuels (0.4%)
Abraxas Petroleum Corp.*	19,243	42,719
Ardmore Shipping Corp.*	1,972	14,987
Bonanza Creek Energy, Inc.*	183	5,071
Carrizo Oil & Gas, Inc.*	10,006	160,096
CVR Energy, Inc.(x)	89	2,690
Energy XXI Gulf Coast, Inc.*	695	2,669
Evolution Petroleum Corp.	3,539	28,489
Gastar Exploration, Inc.(x)*	12,156	8,299
Isramco, Inc.(x)*	104	10,795
Jagged Peak Energy, Inc.(x)*	7,675	108,448
Jones Energy, Inc., Class A(x)*	1,612	1,290
Lilis Energy, Inc.(x)*	5,859	23,260
Matador Resources Co.*	12,602	376,925
Panhandle Oil and Gas, Inc., Class A	1,229	23,720
Par Pacific Holdings, Inc.*	1,581	27,146
Penn Virginia Corp.*	1,712	59,988
Resolute Energy Corp.(x)*	180	6,237
Ring Energy, Inc.*	6,282	90,147
Sanchez Energy Corp.(x)*	7,798	24,408
SilverBow Resources, Inc.*	205	5,966
SRC Energy, Inc.*	3,367	31,751
Tellurian, Inc.(x)*	7,735	55,769
Ultra Petroleum Corp.*	2,391	9,970
Uranium Energy Corp.(x)*	17,802	23,321
W&T Offshore, Inc.*	633	2,804
Westmoreland Coal Co.(x)*	574	235

		1,147,200

Total Energy		1,737,434

Financials (4.8%)
Banks (1.1%)
Access National Corp.	130	3,709
Allegiance Bancshares, Inc.*	1,120	43,848
Ameris Bancorp	3,600	190,440
Atlantic Capital Bancshares, Inc.*	538	9,738
Bank of NT Butterfield & Son Ltd. (The)	5,069	227,497
Bankwell Financial Group, Inc.	127	4,100
Blue Hills Bancorp, Inc.	1,606	33,485
Bryn Mawr Bank Corp.	206	9,054
BSB Bancorp, Inc.*	305	9,333
Capstar Financial Holdings, Inc.*	333	6,270
Carolina Financial Corp.	1,893	74,357
CoBiz Financial, Inc.	509	9,976
Columbia Banking System, Inc.	1,006	42,202
ConnectOne Bancorp, Inc.	1,145	32,976
Eagle Bancorp, Inc.*	3,297	197,325
Equity Bancshares, Inc., Class A*	494	19,345
FB Financial Corp.*	841	34,136
First Connecticut Bancorp, Inc.	467	11,955
First Financial Bankshares, Inc.(x)	5,345	247,474
First Financial Northwest, Inc.	165	2,764
First Foundation, Inc.*	1,375	25,493
First of Long Island Corp. (The)	613	16,827
Franklin Financial Network, Inc.*	441	14,377
Glacier Bancorp, Inc.	1,604	61,562
Green Bancorp, Inc.*	588	13,083
Guaranty Bancorp	638	18,087
Guaranty Bancshares, Inc.(x)	937	31,211
HarborOne Bancorp, Inc.*	849	14,993
Heritage Commerce Corp.	434	7,152
Home BancShares, Inc.	16,732	381,657
Howard Bancorp, Inc.*	226	4,475
Investar Holding Corp.	355	9,177
Lakeland Financial Corp.	551	25,473
LegacyTexas Financial Group, Inc.	2,641	113,088
Live Oak Bancshares, Inc.	3,036	84,401
MB Financial, Inc.	892	36,108
Midland States Bancorp, Inc.	141	4,450
National Bank Holdings Corp., Class A	1,148	38,171
National Commerce Corp.*	667	29,048
Old Line Bancshares, Inc.	132	4,356
Opus Bank	1,743	48,804
Pacific Premier Bancorp, Inc.*	1,827	73,445
People’s Utah Bancorp	231	7,461
Preferred Bank	1,736	111,451
Republic First Bancorp, Inc.(x)*	1,485	12,920
ServisFirst Bancshares, Inc.	6,037	246,430
South State Corp.	308	26,272
Texas Capital Bancshares, Inc.*	4,982	447,882
Tompkins Financial Corp.	111	8,409
TriState Capital Holdings, Inc.*	852	19,809
Union Bankshares, Inc.	483	24,536
Veritex Holdings, Inc.*	633	17,515
West Bancorporation, Inc.	492	12,595

		3,200,702

Capital Markets (0.7%)
Artisan Partners Asset Management, Inc., Class A	5,995	199,634
BrightSphere Investment Group plc	9,997	157,553
Cohen & Steers, Inc.	2,821	114,702
Cowen, Inc.(x)*	267	3,524
Diamond Hill Investment Group, Inc.	422	87,168
Donnelley Financial Solutions, Inc.*	4,100	70,397
Evercore, Inc., Class A	5,014	437,220
Financial Engines, Inc.	7,699	269,465
GAMCO Investors, Inc., Class A	138	3,427
Hamilton Lane, Inc., Class A	1,260	46,910
Houlihan Lokey, Inc.	3,510	156,546
Investment Technology Group, Inc.	675	13,325
Ladenburg Thalmann Financial Services, Inc.	1,479	4,836
Medley Management, Inc., Class A	657	3,745
Moelis & Co., Class A	4,107	208,841
Piper Jaffray Cos.	108	8,969
Pzena Investment Management, Inc., Class A	1,771	19,711
Silvercrest Asset Management Group, Inc., Class A	913	13,878
Value Line, Inc.	151	2,763
Virtu Financial, Inc., Class A(x)	3,294	108,702
Virtus Investment Partners, Inc.	132	16,342
Westwood Holdings Group, Inc.	1,084	61,235
WisdomTree Investments, Inc.	15,330	140,576

		2,149,469

Consumer Finance (0.6%)
Enova International, Inc.*	1,442	31,796
FirstCash, Inc.	1,117	90,756
Green Dot Corp., Class A*	6,041	387,591
LendingClub Corp.(x)*	276,584	968,044
PRA Group, Inc.(x)*	3,421	129,998
Regional Management Corp.*	63	2,006

		1,610,191

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.0%)
Marlin Business Services Corp.	391	$11,085

Insurance (1.3%)
Atlas Financial Holdings, Inc.*	752	7,783
Crawford & Co., Class B	1,367	11,237
eHealth, Inc.*	1,779	25,457
HCI Group, Inc.(x)	647	24,690
Health Insurance Innovations, Inc., Class A(x)*	1,570	45,373
Heritage Insurance Holdings, Inc.(x)	290	4,396
Infinity Property & Casualty Corp.	208	24,627
Investors Title Co.	158	31,584
Kinsale Capital Group, Inc.	1,911	98,092
Maiden Holdings Ltd.	1,042	6,773
National General Holdings Corp.	4,002	97,289
Primerica, Inc.	5,791	559,410
RLI Corp.	4,195	265,921
Stewart Information Services Corp.	171	7,514
Third Point Reinsurance Ltd.*	5,927	82,682
Trupanion, Inc.(x)*	77,403	2,313,575
United Insurance Holdings Corp.	2,091	40,022
Universal Insurance Holdings, Inc.	3,069	97,901

		3,744,326

Thrifts & Mortgage Finance (1.1%)
Bear State Financial, Inc.	283	2,901
BofI Holding, Inc.(x)*	3,252	131,804
Charter Financial Corp.	362	7,381
Essent Group Ltd.*	10,663	453,816
Greene County Bancorp, Inc.(x)	301	11,047
Hingham Institution for Savings	90	18,540
LendingTree, Inc.(x)*	7,374	2,419,777
Meridian Bancorp, Inc.	1,073	21,621
Meta Financial Group, Inc.	124	13,541
NMI Holdings, Inc., Class A*	1,204	19,926
Northfield Bancorp, Inc.	589	9,194
Ocwen Financial Corp.(x)*	982	4,046
Southern Missouri Bancorp, Inc.	86	3,148
Walker & Dunlop, Inc.	3,078	182,895
Waterstone Financial, Inc.	319	5,519
Western New England Bancorp, Inc.	306	3,259
WSFS Financial Corp.	934	44,739

		3,353,154

Total Financials		14,068,927

Health Care (24.1%)
Biotechnology (5.7%)
Acceleron Pharma, Inc.*	4,016	157,026
Achaogen, Inc.(x)*	4,599	59,557
Acorda Therapeutics, Inc.*	776	18,352
Adamas Pharmaceuticals, Inc.(x)*	1,184	28,298
Aduro Biotech, Inc.*	6,020	55,986
Advaxis, Inc.(x)*	4,665	7,884
Agenus, Inc.(x)*	8,125	38,269
Agios Pharmaceuticals, Inc.*	7,430	607,625
Aileron Therapeutics, Inc.*	448	3,642
Aimmune Therapeutics, Inc.*	4,627	147,277
Akebia Therapeutics, Inc.*	6,020	57,371
Alder Biopharmaceuticals, Inc.(x)*	1,319	16,751
Allena Pharmaceuticals, Inc.(x)*	499	5,499
Amicus Therapeutics, Inc.(x)*	24,280	365,171
AnaptysBio, Inc.*	2,325	241,986
Anavex Life Sciences Corp.(x)*	5,326	14,700
Apellis Pharmaceuticals, Inc.(x)*	1,021	22,574
Arena Pharmaceuticals, Inc.*	6,259	247,231
ARMO BioSciences, Inc.(x)*	649	24,279
Array BioPharma, Inc.*	22,827	372,537
Arsanis, Inc.(x)*	413	9,454
Asterias Biotherapeutics, Inc.(x)*	3,921	5,685
Athenex, Inc.(x)*	636	10,818
Athersys, Inc.(x)*	13,027	23,839
Audentes Therapeutics, Inc.*	2,392	71,880
Avexis, Inc.*	3,679	454,651
Axovant Sciences Ltd.(x)*	4,376	5,820
Bellicum Pharmaceuticals, Inc.(x)*	50,786	333,156
BioCryst Pharmaceuticals, Inc.(x)*	10,895	51,969
Biohaven Pharmaceutical Holding Co. Ltd.*	3,675	94,668
BioSpecifics Technologies Corp.*	794	35,206
Bluebird Bio, Inc.*	2,520	430,290
Blueprint Medicines Corp.*	5,560	509,852
Calithera Biosciences, Inc.*	4,275	26,933
Calyxt, Inc.(x)*	444	5,825
Cara Therapeutics, Inc.(x)*	2,990	37,016
Catalyst Pharmaceuticals, Inc.*	11,250	26,888
Celcuity, Inc.(x)*	238	3,922
ChemoCentryx, Inc.*	3,405	46,308
Clovis Oncology, Inc.*	5,720	302,016
Coherus Biosciences, Inc.(x)*	5,104	56,399
Conatus Pharmaceuticals, Inc.(x)*	3,578	21,003
Concert Pharmaceuticals, Inc.*	986	22,579
Corbus Pharmaceuticals Holdings, Inc.(x)*	6,392	38,991
Cue Biopharma, Inc.(x)*	821	11,535
Curis, Inc.*	16,486	10,770
Cytokinetics, Inc.*	5,506	39,643
CytomX Therapeutics, Inc.*	3,830	108,964
Deciphera Pharmaceuticals, Inc.(x)*	779	15,611
Denali Therapeutics, Inc.(x)*	1,510	29,732
Dynavax Technologies Corp.(x)*	585	11,612
Eagle Pharmaceuticals, Inc.*	1,089	57,379
Edge Therapeutics, Inc.(x)*	2,687	3,171
Editas Medicine, Inc.(x)*	36,933	1,224,329
Emergent BioSolutions, Inc.*	2,070	108,986
Epizyme, Inc.*	4,775	84,756
Esperion Therapeutics, Inc.*	2,248	162,598
Exact Sciences Corp.*	15,375	620,074
Fate Therapeutics, Inc.(x)*	1,602	15,636
FibroGen, Inc.*	9,102	420,512
Flexion Therapeutics, Inc.(x)*	4,209	94,324
Fortress Biotech, Inc.(x)*	4,640	21,112
Foundation Medicine, Inc.*	1,871	147,341
G1 Therapeutics, Inc.*	1,298	48,091
Genocea Biosciences, Inc.(x)*	8,112	8,518
Genomic Health, Inc.*	2,637	82,512
Geron Corp.(x)*	19,359	82,276
Global Blood Therapeutics, Inc.*	5,086	245,654
Halozyme Therapeutics, Inc.*	15,499	303,625
Heron Therapeutics, Inc.(x)*	6,039	166,676
Idera Pharmaceuticals, Inc.*	17,323	31,874
Immune Design Corp.*	288	950
ImmunoGen, Inc.(x)*	12,935	136,076
Immunomedics, Inc.*	5,178	75,651
Inovio Pharmaceuticals, Inc.(x)*	10,896	51,320
Insmed, Inc.*	8,633	194,415
Insys Therapeutics, Inc.*	3,342	20,186
Intellia Therapeutics, Inc.(x)*	31,473	663,766
Intrexon Corp.(x)*	23,040	353,203
Invitae Corp.(x)*	5,439	25,509
Iovance Biotherapeutics, Inc.*	785	13,267
Ironwood Pharmaceuticals, Inc.*	17,629	272,015
Jounce Therapeutics, Inc.(x)*	1,908	42,644
Karyopharm Therapeutics, Inc.*	991	13,299
Keryx Biopharmaceuticals, Inc.(x)*	12,048	49,276

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Kindred Biosciences, Inc.*	392	$3,391
Kura Oncology, Inc.(x)*	2,791	52,331
La Jolla Pharmaceutical Co.(x)*	2,330	69,387
Lexicon Pharmaceuticals, Inc.(x)*	5,718	49,003
Ligand Pharmaceuticals, Inc.*	2,674	441,638
Loxo Oncology, Inc.*	2,982	344,033
MacroGenics, Inc.*	1,336	33,614
Madrigal Pharmaceuticals, Inc.(x)*	615	71,826
Matinas BioPharma Holdings, Inc.(x)*	7,231	5,530
MediciNova, Inc.(x)*	4,258	43,517
Merrimack Pharmaceuticals, Inc.	1,095	8,815
Mersana Therapeutics, Inc.(x)*	1,004	15,833
MiMedx Group, Inc.(x)*	13,260	92,422
Minerva Neurosciences, Inc.*	2,942	18,388
Miragen Therapeutics, Inc.(x)*	2,056	14,413
Momenta Pharmaceuticals, Inc.*	2,499	45,357
Natera, Inc.*	4,347	40,297
NewLink Genetics Corp.(x)*	3,771	27,340
Novavax, Inc.(x)*	15,211	31,943
Nymox Pharmaceutical Corp.*	1,434	6,066
Oncocyte Corp.(x)*	554	1,163
Organovo Holdings, Inc.(x)*	13,515	13,920
Ovid therapeutics, Inc.(x)*	1,476	10,435
Pieris Pharmaceuticals, Inc.(x)*	5,370	36,623
Portola Pharmaceuticals, Inc.*	6,914	225,811
Progenics Pharmaceuticals, Inc.(x)*	9,321	69,535
Protagonist Therapeutics, Inc.*	562	4,828
Prothena Corp. plc*	3,942	144,711
PTC Therapeutics, Inc.*	4,253	115,086
Puma Biotechnology, Inc.*	3,815	259,611
Ra Pharmaceuticals, Inc.*	2,249	11,942
Radius Health, Inc.(x)*	4,959	178,226
REGENXBIO, Inc.*	1,064	31,760
Repligen Corp.*	4,851	175,509
Rhythm Pharmaceuticals, Inc.(x)*	795	15,821
Rigel Pharmaceuticals, Inc.*	19,643	69,536
Sage Therapeutics, Inc.*	5,505	886,690
Sangamo Therapeutics, Inc.*	10,885	206,815
Sarepta Therapeutics, Inc.*	6,102	452,097
Selecta Biosciences, Inc.(x)*	1,847	18,821
Seres Therapeutics, Inc.(x)*	2,833	20,794
Solid Biosciences, Inc.(x)*	844	6,330
Spark Therapeutics, Inc.*	3,635	242,055
Spero Therapeutics, Inc.(x)*	510	7,268
Stemline Therapeutics, Inc.(x)*	695	10,634
Strongbridge Biopharma plc(x)*	3,835	33,940
Syndax Pharmaceuticals, Inc.*	1,466	20,861
Synergy Pharmaceuticals, Inc.(x)*	32,839	60,095
Syros Pharmaceuticals, Inc.(x)*	2,081	27,011
TG Therapeutics, Inc.(x)*	6,766	96,077
Tocagen, Inc.(x)*	2,049	24,281
Trevena, Inc.*	428	702
Ultragenyx Pharmaceutical, Inc.*	5,782	294,824
Vanda Pharmaceuticals, Inc.*	5,668	95,506
VBI Vaccines, Inc.*	4,392	15,372
Veracyte, Inc.*	3,228	17,948
Versartis, Inc.*	4,523	7,463
vTv Therapeutics, Inc., Class A(x)*	949	3,862
XBiotech, Inc.(x)*	2,520	13,482
Xencor, Inc.*	4,998	149,840
ZIOPHARM Oncology, Inc.(x)*	17,667	69,255

		16,747,755

Health Care Equipment & Supplies (4.6%)
Abaxis, Inc.	2,845	200,914
Accuray, Inc.(x)*	10,601	53,005
Anika Therapeutics, Inc.*	1,588	78,955
Antares Pharma, Inc.*	18,604	40,929
AtriCure, Inc.*	4,250	87,210
Atrion Corp.	185	116,791
AxoGen, Inc.*	3,651	133,262
Cantel Medical Corp.	4,761	530,422
Cardiovascular Systems, Inc.*	4,316	94,650
Cerus Corp.*	14,464	79,263
ConforMIS, Inc.*	1,891	2,742
Corindus Vascular Robotics, Inc.(x)*	14,088	19,301
CryoLife, Inc.*	2,942	58,987
Cutera, Inc.*	1,749	87,887
Endologix, Inc.(x)*	10,801	45,688
FONAR Corp.*	742	22,112
GenMark Diagnostics, Inc.*	6,843	37,226
Glaukos Corp.(x)*	3,743	115,397
Globus Medical, Inc., Class A*	9,242	460,436
Haemonetics Corp.*	5,712	417,890
Heska Corp.*	882	69,740
ICU Medical, Inc.*	1,410	355,884
Inogen, Inc.*	2,244	275,653
Insulet Corp.*	7,599	658,680
Integra LifeSciences Holdings Corp.*	8,326	460,761
iRhythm Technologies, Inc.*	1,873	117,905
K2M Group Holdings, Inc.*	5,469	103,638
Lantheus Holdings, Inc.*	3,770	59,943
LeMaitre Vascular, Inc.	1,964	71,156
Masimo Corp.*	5,859	515,299
Meridian Bioscience, Inc.	4,836	68,671
Merit Medical Systems, Inc.*	6,405	290,467
Natus Medical, Inc.*	4,051	136,316
Neogen Corp.*	6,522	436,909
Nevro Corp.*	3,642	315,652
Novocure Ltd.*	7,696	167,773
NuVasive, Inc.*	6,670	348,241
NxStage Medical, Inc.*	8,439	209,794
Obalon Therapeutics, Inc.*	683	2,343
OraSure Technologies, Inc.*	7,085	119,666
Orthofix International NV*	477	28,038
OrthoPediatrics Corp.*	400	6,024
Oxford Immunotec Global plc(x)*	3,334	41,508
Penumbra, Inc.*	43,594	5,041,645
Pulse Biosciences, Inc.(x)*	1,269	17,170
Quidel Corp.*	3,692	191,283
Quotient Ltd.(x)*	2,262	10,654
Rockwell Medical, Inc.(x)*	6,089	31,724
RTI Surgical, Inc.*	5,720	26,312
STAAR Surgical Co.*	5,383	79,668
Surmodics, Inc.*	1,713	65,180
Tactile Systems Technology, Inc.(x)*	1,729	54,982
Utah Medical Products, Inc.	400	39,540
Varex Imaging Corp.*	4,868	174,177
ViewRay, Inc.(x)*	4,043	25,996
Viveve Medical, Inc.(x)*	2,052	7,510
Wright Medical Group NV*	13,804	273,871

		13,582,840

Health Care Providers & Services (4.8%)
Addus HomeCare Corp.*	1,035	50,353
Almost Family, Inc.*	452	25,312
Amedisys, Inc.*	3,741	225,732
American Renal Associates Holdings, Inc.(x)*	1,089	20,528
AMN Healthcare Services, Inc.*	6,142	348,559
BioScrip, Inc.*	1,619	3,983
BioTelemetry, Inc.*	4,099	127,274
Capital Senior Living Corp.*	3,225	34,669
Chemed Corp.	2,080	567,549

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Civitas Solutions, Inc.*	2,173	$33,464
CorVel Corp.*	1,240	62,682
Cross Country Healthcare, Inc.*	2,321	25,786
Encompass Health Corp.	12,891	736,978
Ensign Group, Inc. (The)	3,771	99,177
Genesis Healthcare, Inc.(x)*	5,025	7,588
HealthEquity, Inc.*	162,204	9,819,830
LHC Group, Inc.*	1,949	119,980
Magellan Health, Inc.*	2,288	245,045
Molina Healthcare, Inc.*	6,020	488,704
National Research Corp., Class A	1,129	33,023
PetIQ, Inc.(x)*	709	18,859
Providence Service Corp. (The)*	1,219	84,282
R1 RCM, Inc.*	12,143	86,701
RadNet, Inc.*	4,876	70,214
Select Medical Holdings Corp.*	13,960	240,810
Surgery Partners, Inc.(x)*	2,453	42,069
Tenet Healthcare Corp.*	10,559	256,056
Tivity Health, Inc.*	3,212	127,356
Triple-S Management Corp., Class B*	702	18,350
US Physical Therapy, Inc.	1,570	127,641

		14,148,554

Health Care Technology (6.4%)
athenahealth, Inc.*	53,747	7,687,433
Castlight Health, Inc., Class B*	381,435	1,392,238
Computer Programs & Systems, Inc.	840	24,528
Cotiviti Holdings, Inc.*	226,522	7,801,419
Evolent Health, Inc., Class A*	1,829	26,063
HealthStream, Inc.	3,437	85,341
HMS Holdings Corp.*	9,393	158,178
Inovalon Holdings, Inc., Class A(x)*	8,451	89,581
Medidata Solutions, Inc.*	7,358	462,156
Omnicell, Inc.*	4,921	213,571
Quality Systems, Inc.*	4,491	61,302
Simulations Plus, Inc.	1,479	21,815
Tabula Rasa HealthCare, Inc.*	1,583	61,420
Teladoc, Inc.(x)*	7,580	305,474
Vocera Communications, Inc.*	3,829	89,675

		18,480,194

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.(x)*	3,282	74,994
Cambrex Corp.*	4,266	223,112
Codexis, Inc.*	5,021	55,231
Enzo Biochem, Inc.*	5,064	27,751
Fluidigm Corp.*	5,066	29,585
Luminex Corp.	2,353	49,578
NanoString Technologies, Inc.*	955	7,172
NeoGenomics, Inc.(x)*	7,437	60,686
Pacific Biosciences of California, Inc.(x)*	15,559	31,896
PRA Health Sciences, Inc.*	6,471	536,833
Quanterix Corp.(x)*	493	8,401
Syneos Health, Inc.*	7,089	251,660

		1,356,899

Pharmaceuticals (2.1%)
Aclaris Therapeutics, Inc.(x)*	3,046	53,366
Aerie Pharmaceuticals, Inc.(x)*	4,472	242,606
Akcea Therapeutics, Inc.(x)*	1,481	37,928
Amphastar Pharmaceuticals, Inc.*	4,787	89,756
ANI Pharmaceuticals, Inc.*	1,061	61,771
Aratana Therapeutics, Inc.(x)*	5,228	23,055
Assembly Biosciences, Inc.*	2,114	103,882
Catalent, Inc.*	17,477	717,607
Clearside Biomedical, Inc.(x)*	1,613	17,307
Collegium Pharmaceutical, Inc.*	199	5,084
Corcept Therapeutics, Inc.(x)*	11,973	196,956
Corium International, Inc.(x)*	2,646	30,350
Depomed, Inc.*	7,670	50,545
Dermira, Inc.*	4,220	33,718
Dova Pharmaceuticals, Inc.(x)*	650	17,628
Durect Corp.*	19,065	40,799
Evolus, Inc.*	423	3,820
Innoviva, Inc.(x)*	9,691	161,549
Intersect ENT, Inc.*	3,497	137,432
Kala Pharmaceuticals, Inc.(x)*	1,333	21,101
Medicines Co. (The)(x)*	8,382	276,103
Melinta Therapeutics, Inc.(x)*	118	873
Menlo Therapeutics, Inc.(x)*	598	22,473
MyoKardia, Inc.*	2,353	114,826
Nektar Therapeutics*	19,668	2,089,923
Neos Therapeutics, Inc.(x)*	3,003	24,925
Ocular Therapeutix, Inc.(x)*	3,921	25,526
Odonate Therapeutics, Inc.*	597	12,644
Omeros Corp.(x)*	6,017	67,210
Optinose, Inc.(x)*	481	9,630
Pacira Pharmaceuticals, Inc.*	5,232	162,977
Paratek Pharmaceuticals, Inc.*	3,430	44,590
Phibro Animal Health Corp., Class A	2,436	96,709
Prestige Brands Holdings, Inc.*	6,960	234,691
Reata Pharmaceuticals, Inc., Class A(x)*	1,517	31,114
resTORbio, Inc.*	545	5,221
Revance Therapeutics, Inc.*	3,489	107,461
scPharmaceuticals, Inc.(x)*	646	8,010
Sienna Biopharmaceuticals, Inc.*	1,421	26,686
Supernus Pharmaceuticals, Inc.*	6,360	291,288
Teligent, Inc.(x)*	5,788	19,448
TherapeuticsMD, Inc.(x)*	21,289	103,677
Theravance Biopharma, Inc.(x)*	5,535	134,224
WaVe Life Sciences Ltd.(x)*	1,555	62,356
Zogenix, Inc.*	3,371	135,009
Zynerba Pharmaceuticals, Inc.(x)*	1,589	13,808

		6,167,662

Total Health Care		70,483,904

Industrials (11.3%)
Aerospace & Defense (0.5%)
Aerojet Rocketdyne Holdings, Inc.*	9,105	254,667
Astronics Corp.*	2,703	100,822
Axon Enterprise, Inc.*	6,860	269,667
Curtiss-Wright Corp.	4,331	584,988
Kratos Defense & Security Solutions, Inc.(x)*	4,298	44,226
Mercury Systems, Inc.*	5,697	275,279
Moog, Inc., Class A*	401	33,046
National Presto Industries, Inc.(x)	59	5,531
Sparton Corp.*	80	1,393
Vectrus, Inc.*	324	12,066

		1,581,685

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	7,642	178,211
Forward Air Corp.	3,823	202,085
Radiant Logistics, Inc.*	5,189	20,081

		400,377

Airlines (0.2%)
Allegiant Travel Co.	1,672	288,504
Hawaiian Holdings, Inc.	5,979	231,387

		519,891

Building Products (1.0%)
AAON, Inc.	5,374	209,586
Advanced Drainage Systems, Inc.	4,631	119,943
American Woodmark Corp.*	1,812	178,391
Apogee Enterprises, Inc.	3,607	156,363
Builders FirstSource, Inc.*	14,509	287,859

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Caesarstone Ltd.	1,894	$37,217
Continental Building Products, Inc.*	4,999	142,721
CSW Industrials, Inc.*	857	38,608
Griffon Corp.	3,210	58,583
Insteel Industries, Inc.	2,115	58,437
JELD-WEN Holding, Inc.*	8,882	271,967
Masonite International Corp.*	3,725	228,529
NCI Building Systems, Inc.*	5,499	97,332
Patrick Industries, Inc.*	3,157	195,260
PGT Innovations, Inc.*	6,457	120,423
Ply Gem Holdings, Inc.*	2,908	62,813
Quanex Building Products Corp.	473	8,230
Simpson Manufacturing Co., Inc.	800	46,072
Trex Co., Inc.*	3,858	419,636
Universal Forest Products, Inc.	6,887	223,483

		2,961,453

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	3,773	126,320
Advanced Disposal Services, Inc.*	6,421	143,060
Aqua Metals, Inc.(x)*	2,320	6,009
Brady Corp., Class A	4,616	171,484
Brink’s Co. (The)	5,989	427,316
Casella Waste Systems, Inc., Class A*	1,058	24,736
Covanta Holding Corp.	15,195	220,328
Deluxe Corp.	6,243	462,045
Healthcare Services Group, Inc.	9,309	404,755
Heritage-Crystal Clean, Inc.*	1,126	26,517
Herman Miller, Inc.	6,683	213,522
HNI Corp.	5,624	202,970
Hudson Technologies, Inc.(x)*	5,100	25,194
InnerWorkings, Inc.*	5,637	51,015
Interface, Inc.	6,924	174,485
Kimball International, Inc., Class B	4,209	71,721
Knoll, Inc.	6,011	121,362
Matthews International Corp., Class A	4,029	203,867
McGrath RentCorp	213	11,436
MSA Safety, Inc.	4,334	360,762
Multi-Color Corp.	1,780	117,569
Quad/Graphics, Inc.	2,317	58,736
RR Donnelley & Sons Co.	2,658	23,204
SP Plus Corp.*	673	23,959
Steelcase, Inc., Class A	9,072	123,379
Team, Inc.(x)*	1,711	23,526
Tetra Tech, Inc.	6,775	331,636
US Ecology, Inc.	2,821	150,359
Viad Corp.	1,599	83,868

		4,385,140

Construction & Engineering (0.7%)
Argan, Inc.	1,884	80,918
Comfort Systems USA, Inc.	4,793	197,711
Dycom Industries, Inc.*	3,942	424,277
EMCOR Group, Inc.	5,816	453,241
Granite Construction, Inc.	4,051	226,289
Great Lakes Dredge & Dock Corp.*	576	2,650
HC2 Holdings, Inc.*	5,604	29,477
KBR, Inc.	2,075	33,594
MasTec, Inc.*	8,689	408,817
MYR Group, Inc.*	990	30,512
NV5 Global, Inc.*	773	43,095
Orion Group Holdings, Inc.*	1,774	11,691
Primoris Services Corp.	5,224	130,496
Sterling Construction Co., Inc.*	803	9,202
Tutor Perini Corp.*	828	18,257

		2,100,227

Electrical Equipment (0.5%)
Allied Motion Technologies, Inc.	920	36,570
Atkore International Group, Inc.*	4,359	86,526
AZZ, Inc.	3,343	146,089
Energous Corp.(x)*	2,496	40,011
EnerSys	5,489	380,772
Generac Holdings, Inc.*	7,920	363,607
General Cable Corp.	6,091	180,294
Plug Power, Inc.(x)*	29,982	56,666
TPI Composites, Inc.*	1,481	33,248
Vicor Corp.*	2,010	57,386

		1,381,169

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	4,682	164,104

Machinery (2.2%)
Actuant Corp., Class A	4,061	94,418
Alamo Group, Inc.	1,055	115,945
Albany International Corp., Class A	2,931	183,774
Altra Industrial Motion Corp.	3,713	170,612
Astec Industries, Inc.	1,360	75,045
Barnes Group, Inc.	900	53,901
Blue Bird Corp.*	791	18,747
CIRCOR International, Inc.	1,067	45,518
Commercial Vehicle Group, Inc.*	3,207	24,854
Douglas Dynamics, Inc.	2,902	125,802
Energy Recovery, Inc.(x)*	4,649	38,215
EnPro Industries, Inc.	2,741	212,099
Evoqua Water Technologies Corp.*	3,608	76,814
ExOne Co. (The)(x)*	1,423	10,359
Federal Signal Corp.	1,829	40,275
Franklin Electric Co., Inc.	5,657	230,523
Global Brass & Copper Holdings, Inc.	2,653	88,743
Harsco Corp.*	10,477	216,350
Hillenbrand, Inc.	8,260	379,134
Hyster-Yale Materials Handling, Inc.	1,146	80,140
John Bean Technologies Corp.	4,117	466,867
Kadant, Inc.	1,436	135,702
Kennametal, Inc.	10,665	428,305
Lindsay Corp.	1,368	125,090
Lydall, Inc.*	2,167	104,558
Milacron Holdings Corp.*	7,720	155,481
Miller Industries, Inc.	167	4,175
Mueller Industries, Inc.	7,351	192,302
Mueller Water Products, Inc., Class A	12,470	135,549
Navistar International Corp.*	399	13,953
NN, Inc.	3,623	86,952
Omega Flex, Inc.	378	24,608
Proto Labs, Inc.*	3,234	380,157
RBC Bearings, Inc.*	3,047	378,437
REV Group, Inc.	3,859	80,113
Spartan Motors, Inc.	2,735	47,042
SPX Corp.*	5,632	182,927
SPX FLOW, Inc.*	1,274	62,668
Standex International Corp.	1,279	121,953
Sun Hydraulics Corp.	3,576	191,531
Tennant Co.	2,158	146,097
Wabash National Corp.	2,143	44,596
Watts Water Technologies, Inc., Class A	2,095	162,782
Woodward, Inc.	6,973	499,684

		6,452,797

Marine (0.0%)
Matson, Inc.	2,665	76,326

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (2.5%)
Barrett Business Services, Inc.	937	$77,659
BG Staffing, Inc.	976	18,534
Exponent, Inc.	3,377	265,601
Forrester Research, Inc.	1,330	55,129
Franklin Covey Co.*	1,016	27,330
GP Strategies Corp.*	1,478	33,477
Hill International, Inc.*	4,252	24,236
Insperity, Inc.	4,721	328,345
Kforce, Inc.	3,093	83,666
Mistras Group, Inc.*	273	5,171
On Assignment, Inc.*	6,551	536,395
TriNet Group, Inc.*	5,369	248,692
TrueBlue, Inc.*	274	7,097
WageWorks, Inc.*	128,520	5,809,103
Willdan Group, Inc.*	1,062	30,108

		7,550,543

Road & Rail (0.6%)
ArcBest Corp.	475	15,224
Avis Budget Group, Inc.(x)*	9,456	442,919
Daseke, Inc.*	3,826	37,457
Heartland Express, Inc.	5,718	102,867
Knight-Swift Transportation Holdings, Inc.	16,445	756,633
Saia, Inc.*	1,464	110,020
Schneider National, Inc., Class B	5,103	132,984
Universal Logistics Holdings, Inc.	739	15,630
YRC Worldwide, Inc.*	907	8,009

		1,621,743

Trading Companies & Distributors (1.4%)
Applied Industrial Technologies, Inc.	5,001	364,572
Beacon Roofing Supply, Inc.*	48,808	2,590,240
BMC Stock Holdings, Inc.*	495	9,677
CAI International, Inc.*	1,006	21,388
DXP Enterprises, Inc.*	1,597	62,203
EnviroStar, Inc.(x)	478	18,762
Foundation Building Materials, Inc.*	582	8,678
GMS, Inc.*	4,202	128,413
H&E Equipment Services, Inc.	4,174	160,657
Herc Holdings, Inc.*	3,156	204,982
Huttig Building Products, Inc.(x)*	2,391	12,505
Kaman Corp.	271	16,835
Lawson Products, Inc.*	655	16,539
Rush Enterprises, Inc., Class A*	1,897	80,603
Rush Enterprises, Inc., Class B*	333	13,447
SiteOne Landscape Supply, Inc.*	4,425	340,902

		4,050,403

Total Industrials		33,245,858

Information Technology (29.6%)
Communications Equipment (0.9%)
Acacia Communications, Inc.(x)*	2,272	87,381
Aerohive Networks, Inc.*	4,357	17,602
Applied Optoelectronics, Inc.(x)*	2,525	63,277
CalAmp Corp.*	4,455	101,930
Casa Systems, Inc.(x)*	415	12,176
Ciena Corp.*	18,786	486,557
Clearfield, Inc.*	1,591	20,524
EMCORE Corp.*	1,825	10,403
Extreme Networks, Inc.*	14,892	164,854
Finisar Corp.*	7,012	110,860
InterDigital, Inc.	4,483	329,949
Lumentum Holdings, Inc.*	8,082	515,633
Oclaro, Inc.(x)*	19,136	182,940
Plantronics, Inc.	4,333	261,583
Quantenna Communications, Inc.*	2,950	40,415
Ubiquiti Networks, Inc.(x)*	2,912	200,346
ViaSat, Inc.(x)*	370	24,316
Viavi Solutions, Inc.*	11,220	109,058

		2,739,804

Electronic Equipment, Instruments & Components (1.0%)
Akoustis Technologies, Inc.(x)*	1,426	8,314
Badger Meter, Inc.	3,641	171,673
Bel Fuse, Inc., Class B	318	6,010
Control4 Corp.*	3,058	65,686
Daktronics, Inc.	2,385	21,012
ePlus, Inc.*	1,678	130,381
Fabrinet*	4,771	149,714
FARO Technologies, Inc.*	529	30,894
II-VI, Inc.*	2,305	94,275
Insight Enterprises, Inc.*	1,808	63,153
Iteris, Inc.*	3,222	15,981
Itron, Inc.*	4,444	317,968
KEMET Corp.*	7,250	131,443
Littelfuse, Inc.	2,956	615,380
Mesa Laboratories, Inc.(x)	425	63,087
Methode Electronics, Inc.	4,726	184,787
MicroVision, Inc.(x)*	10,845	12,255
Napco Security Technologies, Inc.*	1,614	18,884
Novanta, Inc.*	4,223	220,229
OSI Systems, Inc.*	2,279	148,750
PCM, Inc.*	547	4,540
Radisys Corp.*	866	555
Rogers Corp.*	2,345	280,321
SYNNEX Corp.	772	91,405
Systemax, Inc.	1,195	34,117
Tech Data Corp.*	357	30,391
TTM Technologies, Inc.*	2,586	39,540
VeriFone Systems, Inc.*	1,277	19,640

		2,970,385

Internet Software & Services (14.9%)
2U, Inc.*	6,303	529,641
Alarm.com Holdings, Inc.(x)*	2,657	100,275
Alteryx, Inc., Class A(x)*	3,014	102,898
Amber Road, Inc.*	2,800	24,920
Appfolio, Inc., Class A*	1,249	51,022
Apptio, Inc., Class A*	3,049	86,409
Benefitfocus, Inc.(x)*	2,099	51,216
Blucora, Inc.*	1,256	30,898
Box, Inc., Class A*	10,643	218,714
Brightcove, Inc.*	4,727	32,853
Carbonite, Inc.*	3,274	94,291
Care.com, Inc.*	1,892	30,783
ChannelAdvisor Corp.*	3,323	30,239
Cimpress NV(x)*	3,218	497,825
Cloudera, Inc.*	12,856	277,432
CommerceHub, Inc., Series A*	1,776	39,960
CommerceHub, Inc., Series C*	3,834	86,227
Cornerstone OnDemand, Inc.*	6,975	272,792
Coupa Software, Inc.*	210,867	9,619,752
Endurance International Group Holdings, Inc.*	7,609	56,307
Envestnet, Inc.*	5,673	325,063
Etsy, Inc.*	98,226	2,756,222
Five9, Inc.*	6,942	206,802
Gogo, Inc.(x)*	7,485	64,596
GrubHub, Inc.(x)*	11,239	1,140,421
GTT Communications, Inc.*	4,023	228,104
Hortonworks, Inc.*	6,702	136,520
Instructure, Inc.*	2,888	121,729
Internap Corp.*	2,769	30,459
j2 Global, Inc.	6,061	478,334
Limelight Networks, Inc.*	5,512	22,654

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
LivePerson, Inc.*	7,260	$118,701
Meet Group, Inc. (The)*	1,650	3,449
MINDBODY, Inc., Class A*	5,648	219,707
MuleSoft, Inc., Class A*	3,181	139,900
New Relic, Inc.*	33,836	2,507,924
NIC, Inc.	8,344	110,975
Nutanix, Inc., Class A*	14,345	704,483
Okta, Inc.*	187,060	7,454,340
Ominto, Inc.(x)*	1,956	5,614
Q2 Holdings, Inc.*	4,159	189,442
Quotient Technology, Inc.*	9,952	130,371
Reis, Inc.	1,130	24,239
SendGrid, Inc.*	777	21,865
Shutterstock, Inc.*	150,385	7,241,037
SPS Commerce, Inc.*	2,230	142,876
Stamps.com, Inc.*	2,135	429,242
TechTarget, Inc.*	786	15,626
Tintri, Inc.(x)*	922	1,577
Trade Desk, Inc. (The), Class A(x)*	3,147	156,154
TrueCar, Inc.*	9,355	88,498
Tucows, Inc., Class A(x)*	1,206	67,536
Twilio, Inc., Class A*	8,082	308,571
Veritone, Inc.(x)*	332	4,621
Web.com Group, Inc.*	5,015	90,772
XO Group, Inc.*	2,388	49,551
Yelp, Inc.*	133,863	5,588,780
Yext, Inc.*	3,024	38,254

		43,599,463

IT Services (1.2%)
Acxiom Corp.*	5,361	121,748
Blackhawk Network Holdings, Inc.*	7,113	317,951
Cardtronics plc, Class A*	6,046	134,886
Cass Information Systems, Inc.	1,602	95,335
CSG Systems International, Inc.	3,633	164,539
EPAM Systems, Inc.*	6,525	747,244
Everi Holdings, Inc.*	8,442	55,464
Evertec, Inc.	6,605	107,992
ExlService Holdings, Inc.*	4,241	236,521
Hackett Group, Inc. (The)	3,058	49,111
Information Services Group, Inc.*	3,082	12,883
MAXIMUS, Inc.	8,400	560,616
MoneyGram International, Inc.*	378	3,258
Perficient, Inc.*	219	5,019
Presidio, Inc.*	2,520	39,413
Science Applications International Corp.	5,589	440,413
ServiceSource International, Inc.*	6,861	26,140
StarTek, Inc.*	1,444	14,122
Sykes Enterprises, Inc.*	445	12,878
Syntel, Inc.*	4,248	108,451
Travelport Worldwide Ltd.	3,190	52,125
TTEC Holdings, Inc.	1,820	55,874
Unisys Corp.(x)*	4,641	49,891
Virtusa Corp.*	2,536	122,895

		3,534,769

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Energy Industries, Inc.*	5,170	330,363
Alpha & Omega Semiconductor Ltd.*	154	2,379
Ambarella, Inc.(x)*	1,791	87,741
Amkor Technology, Inc.*	778	7,881
Aquantia Corp.(x)*	458	7,191
Axcelis Technologies, Inc.*	4,003	98,474
Brooks Automation, Inc.	9,057	245,264
Cabot Microelectronics Corp.	3,289	352,285
CEVA, Inc.*	2,848	103,098
Cirrus Logic, Inc.*	8,258	335,523
Cohu, Inc.	636	14,507
CyberOptics Corp.(x)*	512	9,216
Diodes, Inc.*	1,375	41,883
Entegris, Inc.	18,625	648,149
FormFactor, Inc.*	9,281	126,686
Ichor Holdings Ltd.(x)*	2,428	58,782
Impinj, Inc.(x)*	2,417	31,469
Inphi Corp.(x)*	5,437	163,654
Integrated Device Technology, Inc.*	17,518	535,350
Kopin Corp.*	7,568	23,612
Lattice Semiconductor Corp.*	16,141	89,905
MACOM Technology Solutions Holdings, Inc.(x)*	5,395	89,557
MaxLinear, Inc.*	7,974	181,409
MKS Instruments, Inc.	7,068	817,413
Monolithic Power Systems, Inc.	5,240	606,635
Nanometrics, Inc.*	2,588	69,617
NVE Corp.	586	48,702
PDF Solutions, Inc.(x)*	3,598	41,953
Pixelworks, Inc.(x)*	3,958	15,317
Power Integrations, Inc.	3,766	257,406
Rambus, Inc.*	3,735	50,161
Rudolph Technologies, Inc.*	3,731	103,349
Semtech Corp.*	8,496	331,769
Silicon Laboratories, Inc.*	5,493	493,821
SMART Global Holdings, Inc.*	728	36,284
Synaptics, Inc.*	4,476	204,687
Ultra Clean Holdings, Inc.*	4,921	94,729
Xcerra Corp.*	6,123	71,333
Xperi Corp.	6,489	137,242

		6,964,796

Software (8.9%)
8x8, Inc.*	11,743	219,007
A10 Networks, Inc.*	6,836	39,786
ACI Worldwide, Inc.*	15,182	360,117
American Software, Inc., Class A	2,021	26,273
Aspen Technology, Inc.*	9,580	755,766
Blackbaud, Inc.	6,255	636,822
Blackline, Inc.*	3,701	145,116
Bottomline Technologies de, Inc.*	4,566	176,933
Callidus Software, Inc.*	8,800	316,360
CommVault Systems, Inc.*	5,030	287,716
Digimarc Corp.(x)*	1,328	31,806
Ebix, Inc.	3,131	233,260
Ellie Mae, Inc.*	83,555	7,682,046
Everbridge, Inc.(x)*	2,260	82,716
Fair Isaac Corp.*	3,912	662,575
ForeScout Technologies, Inc.*	472	15,312
Glu Mobile, Inc.*	1,083	4,083
HubSpot, Inc.*	24,610	2,665,262
Imperva, Inc.*	4,411	190,996
Majesco*	934	4,726
MicroStrategy, Inc., Class A*	706	91,067
Mitek Systems, Inc.*	3,941	29,163
MobileIron, Inc.*	7,628	37,759
Model N, Inc.*	3,098	55,919
Monotype Imaging Holdings, Inc.	2,619	58,797
Park City Group, Inc.(x)*	1,689	14,779
Paycom Software, Inc.(x)*	6,463	694,062
Paylocity Holding Corp.*	3,437	176,078
Pegasystems, Inc.	4,828	292,818
Progress Software Corp.	5,010	192,635
Proofpoint, Inc.*	5,711	649,055
PROS Holdings, Inc.*	3,500	115,535
QAD, Inc., Class A	880	36,652
Qualys, Inc.*	4,233	307,951
Rapid7, Inc.*	3,569	91,259

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
RealPage, Inc.*	7,651	$394,027
RingCentral, Inc., Class A*	8,522	541,147
Rosetta Stone, Inc.*	436	5,733
SailPoint Technologies Holding, Inc.*	1,926	39,849
Telenav, Inc.*	2,167	11,702
Upland Software, Inc.*	1,008	29,020
Varonis Systems, Inc.*	2,568	155,364
VASCO Data Security International, Inc.*	390	5,051
Verint Systems, Inc.*	1,344	57,254
VirnetX Holding Corp.(x)*	6,382	25,209
Workiva, Inc.*	90,170	2,137,029
Xero Ltd.*	84,502	2,198,060
Zendesk, Inc.*	60,082	2,876,124
Zix Corp.*	7,353	31,397

		25,887,173

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	14,153	164,033
Avid Technology, Inc.*	3,330	15,118
CPI Card Group, Inc.(x)	588	1,773
Diebold Nixdorf, Inc.(x)	9,768	150,427
Eastman Kodak Co.*	2,076	11,107
Electronics For Imaging, Inc.*	5,912	161,575
Immersion Corp.(x)*	3,786	45,243
Intevac, Inc.*	2,677	18,471
Pure Storage, Inc., Class A*	12,585	251,072
Quantum Corp.(x)*	738	2,686
Stratasys Ltd.(x)*	3,308	66,755
Super Micro Computer, Inc.*	1,071	18,207
USA Technologies, Inc.*	6,343	57,087

		963,554

Total Information Technology		86,659,944

Materials (3.7%)
Chemicals (1.3%)
A Schulman, Inc.	3,751	161,293
AdvanSix, Inc.*	3,409	118,565
Balchem Corp.	4,152	339,426
Chase Corp.	949	110,511
Ferro Corp.*	11,006	255,559
Flotek Industries, Inc.*	918	5,600
Hawkins, Inc.	262	9,209
HB Fuller Co.	4,911	244,224
Ingevity Corp.*	5,568	410,306
KMG Chemicals, Inc.	1,736	104,073
Koppers Holdings, Inc.*	2,658	109,244
Kraton Corp.*	851	40,601
Kronos Worldwide, Inc.	2,995	67,687
Minerals Technologies, Inc.	2,582	172,865
OMNOVA Solutions, Inc.*	3,751	39,386
PolyOne Corp.	10,513	447,013
PQ Group Holdings, Inc.*	1,123	15,688
Quaker Chemical Corp.	1,686	249,747
Rayonier Advanced Materials, Inc.	4,076	87,512
Sensient Technologies Corp.	5,669	400,118
Stepan Co.	1,661	138,162
Trinseo SA	4,042	299,310
Valhi, Inc.	142	861

		3,826,960

Construction Materials (1.7%)
Eagle Materials, Inc.	14,463	1,490,412
Forterra, Inc.(x)*	2,594	21,582
Summit Materials, Inc., Class A*	64,049	1,939,404
United States Lime & Minerals, Inc.	5	366
US Concrete, Inc.(x)*	25,961	1,568,044

		5,019,808

Containers & Packaging (0.1%)
Greif, Inc., Class A	2,913	152,204
Greif, Inc., Class B	663	38,620
Myers Industries, Inc.	3,069	64,909

		255,733

Metals & Mining (0.2%)
Century Aluminum Co.*	332	5,491
Coeur Mining, Inc.*	3,753	30,024
Compass Minerals International, Inc.(x)	4,066	245,181
Klondex Mines Ltd.*	7,129	16,753
Worthington Industries, Inc.	5,195	222,969

		520,418

Paper & Forest Products (0.4%)
Boise Cascade Co.	989	38,175
KapStone Paper and Packaging Corp.	11,337	388,972
Louisiana-Pacific Corp.	17,839	513,229
Neenah, Inc.	1,826	143,158
Schweitzer-Mauduit International, Inc.	750	29,363
Verso Corp., Class A*	317	5,338

		1,118,235

Total Materials		10,741,154

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexander’s, Inc. (REIT)	258	98,357
American Assets Trust, Inc. (REIT)	1,993	66,586
Americold Realty Trust (REIT)	1,944	37,092
Armada Hoffler Properties, Inc. (REIT)	5,455	74,679
CareTrust REIT, Inc. (REIT)	9,058	121,377
City Office REIT, Inc. (REIT)	660	7,630
Clipper Realty, Inc. (REIT)(x)	324	2,744
Community Healthcare Trust, Inc. (REIT)	398	10,245
EastGroup Properties, Inc. (REIT)	4,432	366,349
First Industrial Realty Trust, Inc. (REIT)	3,509	102,568
Four Corners Property Trust, Inc. (REIT)	5,730	132,306
GEO Group, Inc. (The) (REIT)	3,567	73,016
Global Medical REIT, Inc. (REIT)(x)	305	2,120
Gramercy Property Trust (REIT)	2,995	65,081
Industrial Logistics Properties Trust (REIT)*	651	13,241
LTC Properties, Inc. (REIT)	2,161	82,118
MedEquities Realty Trust, Inc. (REIT)	955	10,037
Monmouth Real Estate Investment Corp. (REIT)	1,522	22,891
National Health Investors, Inc. (REIT)	2,421	162,909
National Storage Affiliates Trust (REIT)	620	15,550
NexPoint Residential Trust, Inc. (REIT)	168	4,173
Physicians Realty Trust (REIT)	12,685	197,505
PotlatchDeltic Corp. (REIT)	7,868	409,529
PS Business Parks, Inc. (REIT)	2,591	292,887
QTS Realty Trust, Inc. (REIT), Class A	6,492	235,140
Retail Opportunity Investments Corp. (REIT)	1,464	25,869

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Rexford Industrial Realty, Inc. (REIT)	4,168	$119,997
Ryman Hospitality Properties, Inc. (REIT)	5,792	448,591
Sabra Health Care REIT, Inc. (REIT)	3,995	70,512
Safety Income & Growth, Inc. (REIT)	228	3,646
Saul Centers, Inc. (REIT)	1,350	68,810
Terreno Realty Corp. (REIT)	1,846	63,705
UMH Properties, Inc. (REIT)	3,313	44,427
Universal Health Realty Income Trust (REIT)	1,699	102,110
Urban Edge Properties (REIT)	13,349	285,001
Washington REIT (REIT)	3,863	105,460

		3,944,258

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA(x)*	1,411	37,476
Consolidated-Tomoka Land Co.	466	29,288
HFF, Inc., Class A	4,840	240,547
Kennedy-Wilson Holdings, Inc.	8,461	147,221
Marcus & Millichap, Inc.*	2,094	75,510
Maui Land & Pineapple Co., Inc.*	913	10,636
Newmark Group, Inc., Class A*	745	11,317
Rafael Holdings, Inc., Class B(x)*	736	3,570
Redfin Corp.(x)*	2,366	54,016
RMR Group, Inc. (The), Class A	920	64,354
Trinity Place Holdings, Inc.*	2,345	15,243

		689,178

Total Real Estate		4,633,436

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
Cogent Communications Holdings, Inc.	5,434	235,836
Consolidated Communications Holdings, Inc.	4,781	52,400
Globalstar, Inc.(x)*	49,348	33,927
IDT Corp., Class B*	1,472	9,229
Ooma, Inc.*	2,356	25,680
ORBCOMM, Inc.*	8,350	78,240
Vonage Holdings Corp.*	26,869	286,154

		721,466

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	4,895	121,249
Shenandoah Telecommunications Co.	6,072	218,592

		339,841

Total Telecommunication Services		1,061,307

Utilities (0.3%)
Electric Utilities (0.0%)
MGE Energy, Inc.	2,222	124,655
Spark Energy, Inc., Class A(x)	1,458	17,277

		141,932

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	253	17,799
New Jersey Resources Corp.	823	33,002
RGC Resources, Inc.	320	8,128
Southwest Gas Holdings, Inc.*	623	42,133

		101,062

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.(x)*	11,299	23,728
Ormat Technologies, Inc.	2,552	143,881
Pattern Energy Group, Inc., Class A(x)	2,216	38,315

		205,924

Water Utilities (0.2%)
American States Water Co.	3,231	171,438
California Water Service Group	3,941	146,802
Global Water Resources, Inc.	1,368	12,271
Middlesex Water Co.	1,803	66,170
Pure Cycle Corp.*	2,241	21,177
York Water Co. (The)	1,532	47,492

		465,350

Total Utilities		914,268

Total Common Stocks (98.1%) (Cost $222,657,442)		287,150,996

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR(r)*	22,179	18,464

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	899	—

Total Rights (0.0%) (Cost $—)		18,464

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	574,719	574,661

	Principal Amount	Value (Note 1)
Repurchase Agreements (13.0%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,000,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $2,040,001.(xx)	$2,000,000	2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,800,420, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $2,856,143.(xx)	2,800,000	2,800,000

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $2,000,600, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $2,040,104.(xx)	$2,000,000	$2,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,200,321, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $2,244,112.(xx)	2,200,000	2,200,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $3,311,143, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $3,376,889.(xx)	3,310,671	3,310,671
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $700,111, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $714,361.(xx)	700,000	700,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $3,000,463, collateralized by various Common Stocks; total market value $3,336,951.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $3,300,509, collateralized by various Common Stocks; total market value $3,670,647.(xx)	3,300,000	3,300,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $2,000,731, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $3,655,548, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $3,728,171.(xx)	3,655,000	3,655,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $6,001,983, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $6,120,000.(xx)	6,000,000	6,000,000

Total Repurchase Agreements		37,965,671

Total Short-Term Investments (13.2%) (Cost $38,540,447)		38,540,332

Total Investments in Securities (111.3%) (Cost $261,197,889)		325,709,792

Other Assets Less Liabilities (-11.3%)		(33,278,291)

Net Assets (100%)		$292,431,501

*	Non-income producing.

(r)	Value determined using significant unobservable inputs. (x) All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $37,681,392. This was secured by cash collateral of $37,965,671 which was subsequently invested in joint repurchase agreements with a total value of $37,965,671, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $366,354 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 4/30/18-5/15/47.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	12	6/2018	USD	918,720	(39,403)

					(39,403)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	194,312	USD	149,129	Goldman Sachs	4/4/2018	112

Net unrealized appreciation						112

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$60,027,389	$—	$—	$60,027,389
Consumer Staples	3,577,375	—	—	3,577,375
Energy	1,737,434	—	—	1,737,434
Financials	14,068,927	—	—	14,068,927
Health Care	70,483,904	—	—	70,483,904
Industrials	33,245,858	—	—	33,245,858
Information Technology	84,461,884	2,198,060	—	86,659,944
Materials	10,741,154	—	—	10,741,154
Real Estate	4,633,436	—	—	4,633,436
Telecommunication Services	1,061,307	—	—	1,061,307
Utilities	914,268	—	—	914,268
Forward Currency Contracts	—	112	—	112
Rights
Health Care	—	—	18,464	18,464
Short-Term Investments
Investment Company	574,661	—	—	574,661
Repurchase Agreements	—	37,965,671	—	37,965,671

Total Assets	$285,527,597	$40,163,843	$18,464	$325,709,904

Liabilities:
Futures	$(39,403)	$—	$—	$(39,403)

Total Liabilities	$(39,403)	$—	$—	$(39,403)

Total	$285,488,194	$40,163,843	$18,464	$325,670,501

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,052,630
Aggregate gross unrealized depreciation	(22,633,799)

Net unrealized appreciation	$64,418,831

Federal income tax cost of investments in securities and derivative instruments, if applicable	$261,251,670

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (0.3%)
Aptiv plc	2,945	$250,237
BorgWarner, Inc.	2,182	109,602
Goodyear Tire & Rubber Co. (The)	49,775	1,323,019
International Automotive Components Group North America LLC, Class A(r)*	131,578	54,861

		1,737,719

Automobiles (0.7%)
Ford Motor Co.	43,121	477,781
General Motors Co.	105,759	3,843,282
Harley-Davidson, Inc.(x)	1,797	77,055

		4,398,118

Distributors (0.0%)
Genuine Parts Co.	1,622	145,721
LKQ Corp.*	3,337	126,639

		272,360

Diversified Consumer Services (0.0%)
H&R Block, Inc.	2,280	57,935

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	4,523	296,618
Chipotle Mexican Grill, Inc.*	284	91,763
Darden Restaurants, Inc.	1,406	119,862
Hilton Worldwide Holdings, Inc.	2,265	178,391
Marriott International, Inc., Class A	3,339	454,037
McDonald’s Corp.	8,792	1,374,893
MGM Resorts International	5,646	197,723
Norwegian Cruise Line Holdings Ltd.*	2,377	125,910
Royal Caribbean Cruises Ltd.	1,902	223,941
Starbucks Corp.	15,534	899,263
Wyndham Worldwide Corp.	1,141	130,565
Wynn Resorts Ltd.	875	159,565
Yum Brands, Inc.	3,714	316,173

		4,568,704

Household Durables (0.2%)
DR Horton, Inc.	3,727	163,392
Garmin Ltd.	1,177	69,361
Leggett & Platt, Inc.	1,534	68,048
Lennar Corp., Class A	2,993	176,408
Mohawk Industries, Inc.*	702	163,018
Newell Brands, Inc.(x)	5,305	135,171
PulteGroup, Inc.	2,972	87,644
Whirlpool Corp.	774	118,507

		981,549

Internet & Direct Marketing Retail (1.5%)
Amazon.com, Inc.*	4,442	6,429,084
Booking Holdings, Inc.*	540	1,123,411
Expedia Group, Inc.	1,352	149,274
Netflix, Inc.*	4,776	1,410,592
TripAdvisor, Inc.(x)*	1,260	51,521

		9,163,882

Leisure Products (0.0%)
Hasbro, Inc.	1,292	108,916
Mattel, Inc.(x)	4,207	55,322

		164,238

Media (5.8%)
CBS Corp. (Non-Voting), Class B	3,816	196,104
Charter Communications, Inc., Class A*	19,086	5,939,945
Comcast Corp., Class A	152,258	5,202,656
Discovery Communications, Inc., Class A(x)*	1,687	36,152
Discovery Communications, Inc., Class C*	3,227	62,991
DISH Network Corp., Class A*	60,414	2,289,086
Interpublic Group of Cos., Inc. (The)	4,379	100,848
News Corp., Class A	4,081	64,480
News Corp., Class B	1,161	18,692
Omnicom Group, Inc.(x)	2,539	184,509
Sky plc	226,411	4,122,360
Time Warner, Inc.	81,205	7,680,370
Tribune Co. Litigation Interests, Class 1C(r)*	24,151	—
Twenty-First Century Fox, Inc., Class A	12,058	442,408
Twenty-First Century Fox, Inc., Class B	4,501	163,701
Viacom, Inc., Class B	3,871	120,233
Walt Disney Co. (The)	71,416	7,173,023

		33,797,558

Multiline Retail (0.2%)
Dollar General Corp.	2,879	269,330
Dollar Tree, Inc.*	2,622	248,828
Kohl’s Corp.	1,921	125,845
Macy’s, Inc.	3,452	102,662
Nordstrom, Inc.	1,304	63,127
Target Corp.	6,003	416,788

		1,226,580

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	846	100,293
AutoZone, Inc.*	309	200,445
Best Buy Co., Inc.	2,768	193,732
CarMax, Inc.*	2,035	126,048
Foot Locker, Inc.	1,156	52,644
Gap, Inc. (The)	2,323	72,478
Home Depot, Inc. (The)	12,891	2,297,693
L Brands, Inc.	2,649	101,218
Lowe’s Cos., Inc.	9,196	806,949
O’Reilly Automotive, Inc.*	940	232,537
Ross Stores, Inc.	4,261	332,273
Tiffany & Co.	1,093	106,742
TJX Cos., Inc. (The)	7,021	572,633
Tractor Supply Co.	1,393	87,787
Ulta Beauty, Inc.*	642	131,141

		5,414,613

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.(x)	3,955	72,851
Michael Kors Holdings Ltd.*	1,678	104,170
NIKE, Inc., Class B	14,277	948,565
PVH Corp.	843	127,655
Ralph Lauren Corp.	640	71,552
Tapestry, Inc.	3,147	165,564
Under Armour, Inc., Class A(x)*	1,748	28,580
Under Armour, Inc., Class C(x)*	2,307	33,105
VF Corp.	3,635	269,426

		1,821,468

Total Consumer Discretionary		63,604,724

Consumer Staples (7.6%)
Beverages (1.2%)
Brown-Forman Corp., Class B	3,055	166,192
Coca-Cola Co. (The)	42,332	1,838,479
Constellation Brands, Inc., Class A	1,906	434,416
Dr Pepper Snapple Group, Inc.	1,970	233,209
Molson Coors Brewing Co., Class B	2,054	154,728
Monster Beverage Corp.*	4,554	260,534
PepsiCo, Inc.	38,134	4,162,325

		7,249,883

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	4,823	908,798
CVS Health Corp.	71,926	4,474,517
Kroger Co. (The)	176,298	4,220,574

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Rite Aid Corp.(x)*	181,997	$305,755
Sysco Corp.	5,298	317,668
Walgreens Boots Alliance, Inc.	55,589	3,639,412
Walmart, Inc.	16,049	1,427,880

		15,294,604

Food Products (0.5%)
Archer-Daniels-Midland Co.	6,179	267,983
Campbell Soup Co.(x)	2,166	93,809
Conagra Brands, Inc.	4,481	165,259
General Mills, Inc.	6,278	282,887
Hershey Co. (The)	1,563	154,674
Hormel Foods Corp.(x)	2,881	98,876
JM Smucker Co. (The)	1,257	155,881
Kellogg Co.	2,734	177,737
Kraft Heinz Co. (The)	6,597	410,927
McCormick & Co., Inc. (Non-Voting)(x)	1,321	140,541
Mondelez International, Inc., Class A	16,493	688,254
Tyson Foods, Inc., Class A	3,291	240,868

		2,877,696

Household Products (1.0%)
Church & Dwight Co., Inc.	2,756	138,792
Clorox Co. (The)	1,427	189,948
Colgate-Palmolive Co.	9,692	694,723
Energizer Holdings, Inc.	36,586	2,179,794
Kimberly-Clark Corp.	3,884	427,745
Procter & Gamble Co. (The)	27,914	2,213,021

		5,844,023

Personal Products (0.1%)
Coty, Inc., Class A	5,381	98,472
Estee Lauder Cos., Inc. (The), Class A	2,475	370,557

		469,029

Tobacco (2.3%)
Altria Group, Inc.	68,585	4,274,217
British American Tobacco plc	84,142	4,884,538
British American Tobacco plc (ADR)	31,065	1,792,140
Imperial Brands plc	34,496	1,175,568
Philip Morris International, Inc.	17,150	1,704,710

		13,831,173

Total Consumer Staples		45,566,408

Energy (6.9%)
Energy Equipment & Services (0.8%)
Baker Hughes a GE Co.	78,308	2,174,613
Halliburton Co.	9,634	452,220
Helmerich & Payne, Inc.	1,227	81,669
McDermott International, Inc.*	123,797	753,924
National Oilwell Varco, Inc.	4,192	154,308
Schlumberger Ltd.	15,277	989,644
TechnipFMC plc	4,852	142,891

		4,749,269

Oil, Gas & Consumable Fuels (6.1%)
Anadarko Petroleum Corp.	85,690	5,176,533
Andeavor	1,551	155,969
Apache Corp.	4,244	163,309
BP plc	312,384	2,103,435
Cabot Oil & Gas Corp.	4,965	119,061
Chevron Corp.	21,147	2,411,604
Cimarex Energy Co.	1,018	95,183
Concho Resources, Inc.*	1,652	248,345
ConocoPhillips	13,037	772,964
Devon Energy Corp.	5,785	183,905
EOG Resources, Inc.	6,408	674,570
EQT Corp.	2,679	127,279
Exxon Mobil Corp.	46,885	3,498,090
Hess Corp.	2,990	151,354
Kinder Morgan, Inc.	254,798	3,837,258
Marathon Oil Corp.	213,936	3,450,788
Marathon Petroleum Corp.	5,265	384,924
Newfield Exploration Co.*	2,368	57,827
Noble Energy, Inc.	5,404	163,741
Occidental Petroleum Corp.	8,469	550,146
ONEOK, Inc.	4,737	269,630
Phillips 66	4,550	436,436
Pioneer Natural Resources Co.	1,886	323,977
Plains GP Holdings LP, Class A*	72,303	1,572,590
Range Resources Corp.(x)	2,296	33,384
Royal Dutch Shell plc, Class A	172,508	5,464,677
Valero Energy Corp.	4,850	449,935
Williams Cos., Inc. (The)	137,138	3,409,251

		36,286,165

Total Energy		41,035,434

Financials (15.8%)
Banks (7.5%)
Bank of America Corp.	105,659	3,168,713
Barclays plc	716,937	2,093,790
BB&T Corp.	8,578	446,399
CIT Group, Inc.	53,530	2,756,795
Citigroup, Inc.	93,068	6,282,090
Citizens Financial Group, Inc.	138,765	5,825,355
Comerica, Inc.	1,884	180,732
FCB Financial Holdings, Inc., Class A*	39,554	2,021,209
Fifth Third Bancorp	7,858	249,492
Guaranty Bancorp	18,334	519,769
Huntington Bancshares, Inc.	12,004	181,260
JPMorgan Chase & Co.	90,697	9,973,949
KeyCorp	11,944	233,505
M&T Bank Corp.	1,667	307,328
People’s United Financial, Inc.	3,765	70,255
PNC Financial Services Group, Inc. (The)‡	5,259	795,371
Regions Financial Corp.	12,423	230,819
SunTrust Banks, Inc.	5,158	350,950
SVB Financial Group*	608	145,926
US Bancorp	17,393	878,347
Wells Fargo & Co.	152,631	7,999,391
Zions Bancorp	2,174	114,635

		44,826,080

Capital Markets (1.4%)
Affiliated Managers Group, Inc.	617	116,971
Ameriprise Financial, Inc.	1,621	239,811
Bank of New York Mellon Corp. (The)	11,305	582,547
BlackRock, Inc.‡	1,364	738,906
Cboe Global Markets, Inc.	1,252	142,853
Charles Schwab Corp. (The)	13,185	688,521
CME Group, Inc.	3,760	608,142
E*TRADE Financial Corp.*	2,988	165,565
Franklin Resources, Inc.	3,616	125,403
Goldman Sachs Group, Inc. (The)	3,875	975,958
Intercontinental Exchange, Inc.	6,464	468,769
Invesco Ltd.	4,427	141,708
Lehman Brothers Holdings, Inc.*	10,579,142	235,915
Moody’s Corp.	1,842	297,115
Morgan Stanley	15,390	830,444
Nasdaq, Inc.	1,278	110,189
Northern Trust Corp.	2,376	245,037
Raymond James Financial, Inc.	1,389	124,190
S&P Global, Inc.	2,819	538,598
State Street Corp.	4,100	408,893
T. Rowe Price Group, Inc.	2,682	289,576

		8,075,111

Consumer Finance (1.1%)
Ally Financial, Inc.	54,577	1,481,765

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
American Express Co.	7,957	$742,229
Capital One Financial Corp.	40,161	3,848,226
Discover Financial Services	4,021	289,231
Navient Corp.	2,821	37,012
Synchrony Financial	8,139	272,901

		6,671,364

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	21,308	4,250,520
Leucadia National Corp.	3,440	78,191
Voya Financial, Inc.	65,348	3,300,074

		7,628,785

Insurance (4.5%)
Aflac, Inc.	8,676	379,662
Alleghany Corp.	7,463	4,585,566
Allstate Corp. (The)	3,878	367,634
American International Group, Inc.	112,330	6,113,000
Aon plc	2,760	387,311
Arthur J Gallagher & Co.	2,012	138,285
Assurant, Inc.	631	57,680
Brighthouse Financial, Inc.*	1,075	55,255
Chubb Ltd.	28,954	3,960,039
Cincinnati Financial Corp.	1,644	122,083
Everest Re Group Ltd.	454	116,596
Hartford Financial Services Group, Inc. (The)	48,939	2,521,337
Lincoln National Corp.	2,429	177,463
Loews Corp.	2,876	143,023
Marsh & McLennan Cos., Inc.	5,634	465,312
MetLife, Inc.	83,533	3,833,329
Principal Financial Group, Inc.	2,954	179,928
Progressive Corp. (The)	6,427	391,597
Prudential Financial, Inc.	4,680	484,614
Torchmark Corp.	1,171	98,563
Travelers Cos., Inc. (The)	3,022	419,635
Unum Group	2,266	107,884
Willis Towers Watson plc	1,439	219,001
XL Group Ltd.	33,270	1,838,500

		27,163,297

Total Financials		94,364,637

Health Care (10.9%)
Biotechnology (1.1%)
AbbVie, Inc.	17,602	1,666,029
Alexion Pharmaceuticals, Inc.*	2,468	275,083
Amgen, Inc.	7,374	1,257,120
Biogen, Inc.*	2,335	639,370
Celgene Corp.*	8,314	741,692
Gilead Sciences, Inc.	14,418	1,086,973
Incyte Corp.*	1,931	160,910
Regeneron Pharmaceuticals, Inc.*	851	293,050
Vertex Pharmaceuticals, Inc.*	2,794	455,366

		6,575,593

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	19,215	1,151,363
Align Technology, Inc.*	793	199,146
Baxter International, Inc.	5,526	359,411
Becton Dickinson and Co.	2,927	634,281
Boston Scientific Corp.*	15,162	414,226
Cooper Cos., Inc. (The)	540	123,557
Danaher Corp.	6,748	660,697
Dentsply Sirona, Inc.	2,540	127,787
Edwards Lifesciences Corp.*	2,338	326,198
Hologic, Inc.*	3,129	116,899
IDEXX Laboratories, Inc.*	964	184,500
Intuitive Surgical, Inc.*	1,238	511,084
Medtronic plc	128,480	10,306,667
ResMed, Inc.	1,571	154,696
Stryker Corp.	9,269	1,491,567
Varian Medical Systems, Inc.*	1,036	127,065
Zimmer Biomet Holdings, Inc.	2,237	243,922

		17,133,066

Health Care Providers & Services (1.1%)
Aetna, Inc.	3,601	608,569
AmerisourceBergen Corp.	1,783	153,712
Anthem, Inc.	2,838	623,509
Cardinal Health, Inc.	3,477	217,938
Centene Corp.*	1,901	203,160
Cigna Corp.	2,724	456,924
DaVita, Inc.*	1,694	111,702
Envision Healthcare Corp.*	1,348	51,804
Express Scripts Holding Co.*	6,250	431,750
HCA Healthcare, Inc.	3,125	303,125
Henry Schein, Inc.*	1,746	117,349
Humana, Inc.	1,547	415,880
Laboratory Corp. of America Holdings*	1,125	181,969
McKesson Corp.	2,301	324,142
Quest Diagnostics, Inc.	1,520	152,456
UnitedHealth Group, Inc.	10,698	2,289,371
Universal Health Services, Inc., Class B	951	112,608

		6,755,968

Health Care Technology (0.0%)
Cerner Corp.*	3,484	202,072

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	3,560	238,164
Illumina, Inc.*	1,645	388,911
IQVIA Holdings, Inc.*	1,632	160,116
Mettler-Toledo International, Inc.*	279	160,433
PerkinElmer, Inc.	1,188	89,955
Thermo Fisher Scientific, Inc.	4,427	913,999
Waters Corp.*	863	171,435

		2,123,013

Pharmaceuticals (5.4%)
Allergan plc	3,675	618,466
Bristol-Myers Squibb Co.	18,071	1,142,991
Eli Lilly & Co.	101,990	7,890,966
Johnson & Johnson	29,653	3,800,032
Merck & Co., Inc.	179,747	9,790,819
Mylan NV*	5,734	236,069
Nektar Therapeutics*	1,858	197,431
Novartis AG (ADR)	71,275	5,762,584
Perrigo Co. plc	1,451	120,926
Pfizer, Inc.	65,782	2,334,603
Zoetis, Inc.	5,387	449,868

		32,344,755

Total Health Care		65,134,467

Industrials (7.7%)
Aerospace & Defense (1.6%)
Arconic, Inc.	4,776	110,039
BAE Systems plc	308,367	2,518,881
Boeing Co. (The)	6,124	2,007,937
General Dynamics Corp.	3,064	676,838
Harris Corp.	1,321	213,051
Huntington Ingalls Industries, Inc.	492	126,818
L3 Technologies, Inc.	873	181,584
Lockheed Martin Corp.	2,754	930,659
Northrop Grumman Corp.	1,923	671,358
Raytheon Co.	3,192	688,897
Rockwell Collins, Inc.	1,803	243,135
Textron, Inc.	2,892	170,541
TransDigm Group, Inc.	535	164,213
United Technologies Corp.	8,195	1,031,095

		9,735,046

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,498	$140,378
Expeditors International of Washington, Inc.	1,905	120,587
FedEx Corp.	2,732	655,980
United Parcel Service, Inc., Class B	7,592	794,578

		1,711,523

Airlines (0.2%)
Alaska Air Group, Inc.	1,403	86,930
American Airlines Group, Inc.	4,669	242,601
Delta Air Lines, Inc.	7,231	396,331
Southwest Airlines Co.	6,024	345,055
United Continental Holdings, Inc.*	2,653	184,304

		1,255,221

Building Products (0.5%)
Allegion plc	1,024	87,337
AO Smith Corp.	1,562	99,328
Fortune Brands Home & Security, Inc.	1,748	102,940
Johnson Controls International plc	65,980	2,325,134
Masco Corp.	3,463	140,044

		2,754,783

Commercial Services & Supplies (0.1%)
Cintas Corp.	931	158,810
Republic Services, Inc.	2,461	162,992
Stericycle, Inc.*	1,036	60,637
Waste Management, Inc.	4,428	372,483

		754,922

Construction & Engineering (0.5%)
Chicago Bridge & Iron Co. NV*	26,912	387,533
Fluor Corp.	38,952	2,228,833
Jacobs Engineering Group, Inc.	1,365	80,740
Quanta Services, Inc.*	1,720	59,082

		2,756,188

Electrical Equipment (0.9%)
Acuity Brands, Inc.	455	63,331
AMETEK, Inc.	2,566	194,939
Eaton Corp. plc	4,864	388,682
Emerson Electric Co.	6,973	476,256
Rockwell Automation, Inc.	1,423	247,887
Sensata Technologies Holding plc*	81,934	4,246,639

		5,617,734

Industrial Conglomerates (1.7%)
3M Co.	6,589	1,446,417
General Electric Co.	503,640	6,789,068
Honeywell International, Inc.	8,349	1,206,514
Roper Technologies, Inc.	1,137	319,145

		9,761,144

Machinery (1.1%)
Caterpillar, Inc.	6,641	978,751
CNH Industrial NV	178,789	2,211,968
Cummins, Inc.	1,725	279,605
Deere & Co.	3,615	561,482
Dover Corp.	1,704	167,367
Flowserve Corp.	1,443	62,525
Fortive Corp.	3,379	261,940
Illinois Tool Works, Inc.	3,409	534,054
Ingersoll-Rand plc	2,727	233,186
PACCAR, Inc.	3,891	257,467
Parker-Hannifin Corp.	1,478	252,782
Pentair plc	1,852	126,177
Snap-on, Inc.	609	89,852
Stanley Black & Decker, Inc.	1,700	260,440
Xylem, Inc.	1,953	150,225

		6,427,821

Professional Services (0.3%)
Equifax, Inc.	1,316	155,038
IHS Markit Ltd.*	4,045	195,131
Nielsen Holdings plc	3,616	114,953
RELX plc	64,863	1,334,591
Robert Half International, Inc.	1,321	76,473
Verisk Analytics, Inc.*	1,734	180,336

		2,056,522

Road & Rail (0.4%)
CSX Corp.	9,879	550,359
JB Hunt Transport Services, Inc.	940	110,121
Kansas City Southern	1,125	123,581
Norfolk Southern Corp.	3,177	431,373
Union Pacific Corp.	8,701	1,169,676

		2,385,110

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,184	173,815
United Rentals, Inc.*	937	161,848
WW Grainger, Inc.	578	163,152

		498,815

Total Industrials		45,714,829

Information Technology (16.7%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	193,573	8,302,346
F5 Networks, Inc.*	666	96,310
Juniper Networks, Inc.	3,951	96,128
Motorola Solutions, Inc.	1,777	187,118
Nokia OYJ	274,476	1,517,208
Nokia OYJ (ADR)(x)	189,530	1,036,729

		11,235,839

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,401	292,928
Corning, Inc.	9,655	269,181
FLIR Systems, Inc.	1,490	74,515
IPG Photonics Corp.*	400	93,352
TE Connectivity Ltd.	3,900	389,610

		1,119,586

Internet Software & Services (2.0%)
Akamai Technologies, Inc.*	1,819	129,113
Alphabet, Inc., Class A*	3,300	3,422,562
Alphabet, Inc., Class C*	3,369	3,476,100
eBay, Inc.*	10,399	418,456
Facebook, Inc., Class A*	26,507	4,235,553
VeriSign, Inc.(x)*	948	112,395

		11,794,179

IT Services (2.6%)
Accenture plc, Class A	6,822	1,047,177
Alliance Data Systems Corp.	525	111,752
Automatic Data Processing, Inc.	4,897	555,712
Cognizant Technology Solutions Corp., Class A	67,091	5,400,825
CSRA, Inc.	1,943	80,110
DXC Technology Co.	3,156	317,273
Fidelity National Information Services, Inc.	3,694	355,732
Fiserv, Inc.*	4,612	328,882
Gartner, Inc.*	1,005	118,208
Global Payments, Inc.	1,764	196,721
International Business Machines Corp.	9,502	1,457,892
Mastercard, Inc., Class A	10,259	1,796,966
Paychex, Inc.	3,539	217,967
PayPal Holdings, Inc.*	12,486	947,313
Total System Services, Inc.	1,852	159,754
Visa, Inc., Class A	20,020	2,394,792
Western Union Co. (The)	5,123	98,515

		15,585,591

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.(x)*	9,688	97,364
Analog Devices, Inc.	4,072	371,081

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Materials, Inc.	11,556	$642,629
Broadcom Ltd.	4,542	1,070,322
Intel Corp.	51,825	2,699,047
KLA-Tencor Corp.	1,731	188,696
Lam Research Corp.	1,789	363,453
Microchip Technology, Inc.(x)	2,584	236,074
Micron Technology, Inc.*	12,736	664,055
NVIDIA Corp.	6,692	1,549,801
Qorvo, Inc.*	1,443	101,659
QUALCOMM, Inc.	16,430	910,386
Skyworks Solutions, Inc.	2,029	203,428
Texas Instruments, Inc.	10,879	1,130,220
Xilinx, Inc.	2,772	200,249

		10,428,464

Software (5.3%)
Activision Blizzard, Inc.	8,354	563,561
Adobe Systems, Inc.*	5,408	1,168,561
ANSYS, Inc.*	892	139,767
Autodesk, Inc.*	2,422	304,155
Avaya Holdings Corp.*	38,464	861,594
CA, Inc.	108,069	3,663,539
Cadence Design Systems, Inc.*	3,065	112,700
Citrix Systems, Inc.*	1,295	120,176
Dell Technologies, Inc., Class V*	14,073	1,030,284
Electronic Arts, Inc.*	3,402	412,458
Intuit, Inc.	2,685	465,445
Microsoft Corp.	162,664	14,846,343
Oracle Corp.	33,447	1,530,200
Red Hat, Inc.*	1,958	292,741
salesforce.com, Inc.*	7,580	881,554
Symantec Corp.	197,650	5,109,253
Synopsys, Inc.*	1,632	135,848
Take-Two Interactive Software, Inc.*	1,321	129,167

		31,767,346

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	56,112	9,414,472
Hewlett Packard Enterprise Co.	164,149	2,879,173
HP, Inc.	18,460	404,643
NetApp, Inc.	3,022	186,427
Samsung Electronics Co. Ltd.	2,043	4,716,975
Seagate Technology plc(x)	3,064	179,305
Western Digital Corp.	3,347	308,828
Xerox Corp.	2,300	66,194

		18,156,017

Total Information Technology		100,087,022

Materials (3.4%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	2,410	383,262
Albemarle Corp.	1,258	116,667
CF Industries Holdings, Inc.	2,511	94,740
DowDuPont, Inc.	25,844	1,646,521
Eastman Chemical Co.	1,605	169,456
Ecolab, Inc.	2,869	393,254
FMC Corp.	1,489	114,013
International Flavors & Fragrances, Inc.	877	120,070
LyondellBasell Industries NV, Class A	3,576	377,912
Monsanto Co.	34,894	4,071,781
Mosaic Co. (The)	3,743	90,880
PPG Industries, Inc.	2,812	313,819
Praxair, Inc.	3,165	456,710
Sherwin-Williams Co. (The)	936	367,024

		8,716,109

Construction Materials (0.4%)
LafargeHolcim Ltd. (Registered)*	35,947	1,968,828
Martin Marietta Materials, Inc.	698	144,695
Vulcan Materials Co.	1,465	167,259

		2,280,782

Containers & Packaging (1.0%)
Avery Dennison Corp.	983	104,444
Ball Corp.	3,872	153,757
International Paper Co.	68,565	3,663,427
Packaging Corp. of America	1,024	115,405
Sealed Air Corp.	1,858	79,504
WestRock Co.	24,829	1,593,277

		5,709,814

Metals & Mining (0.6%)
Freeport-McMoRan, Inc.*	14,885	261,529
Newmont Mining Corp.	5,882	229,810
Nucor Corp.	3,520	215,037
thyssenkrupp AG	75,553	1,970,430
Warrior Met Coal, Inc.	25,742	721,033

		3,397,839

Total Materials		20,104,544

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
Alexander’s, Inc. (REIT)	6,453	2,460,077
Alexandria Real Estate Equities, Inc. (REIT)	1,253	156,487
American Tower Corp. (REIT)	4,927	716,090
Apartment Investment & Management Co. (REIT), Class A	1,723	70,212
AvalonBay Communities, Inc. (REIT)	1,530	251,624
Boston Properties, Inc. (REIT)	1,701	209,597
Crown Castle International Corp. (REIT)	4,660	510,783
Digital Realty Trust, Inc. (REIT)	2,270	239,213
Duke Realty Corp. (REIT)	3,806	100,783
Equinix, Inc. (REIT)	866	362,109
Equity Residential (REIT)	4,067	250,609
Essex Property Trust, Inc. (REIT)	783	188,452
Extra Space Storage, Inc. (REIT)	1,378	120,382
Federal Realty Investment Trust (REIT)	830	96,371
GGP, Inc. (REIT)	6,911	141,399
HCP, Inc. (REIT)	5,340	124,048
Host Hotels & Resorts, Inc. (REIT)	8,218	153,184
Iron Mountain, Inc. (REIT)	3,362	110,475
JBG SMITH Properties (REIT)	13,896	468,434
Kimco Realty Corp. (REIT)	4,641	66,830
Macerich Co. (The) (REIT)	1,190	66,664
Mid-America Apartment Communities, Inc. (REIT)	1,282	116,970
Prologis, Inc. (REIT)	5,897	371,452
Public Storage (REIT)	1,654	331,445
Realty Income Corp. (REIT)	3,053	157,932
Regency Centers Corp. (REIT)	1,665	98,202
SBA Communications Corp. (REIT)*	1,285	219,632
Simon Property Group, Inc. (REIT)	3,434	530,038
SL Green Realty Corp. (REIT)	1,002	97,024
UDR, Inc. (REIT)	2,976	106,005
Ventas, Inc. (REIT)	3,923	194,306
VICI Properties, Inc. (REIT)	7,742	141,833
Vornado Realty Trust (REIT)	43,348	2,917,321
Welltower, Inc. (REIT)	4,081	222,129
Weyerhaeuser Co. (REIT)	8,356	292,460

		12,660,572

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,345	157,951

Total Real Estate		12,818,523

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	67,798	$2,417,000
CenturyLink, Inc.	10,308	169,360
Koninklijke KPN NV	581,020	1,744,287
Verizon Communications, Inc.	45,778	2,189,104

		6,519,751

Wireless Telecommunication Services (0.3%)
Vodafone Group plc	576,530	1,578,650

Total Telecommunication Services		8,098,401

Utilities (1.8%)
Electric Utilities (1.0%)
Alliant Energy Corp.	2,574	105,174
American Electric Power Co., Inc.	5,453	374,021
Duke Energy Corp.	7,738	599,463
Edison International	3,604	229,431
Entergy Corp.	1,998	157,402
Eversource Energy	3,494	205,866
Exelon Corp.	10,647	415,339
FirstEnergy Corp.	4,834	164,404
NextEra Energy, Inc.	5,197	848,827
PG&E Corp.	42,811	1,880,688
Pinnacle West Capital Corp.	1,195	95,361
PPL Corp.	7,974	225,584
Southern Co. (The)	11,102	495,815
Xcel Energy, Inc.	5,638	256,416

		6,053,791

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	7,292	82,910
NRG Energy, Inc.	3,217	98,215
Vistra Energy Corp.*	98,913	2,060,358

		2,241,483

Multi-Utilities (0.4%)
Ameren Corp.	2,638	149,390
CenterPoint Energy, Inc.	4,761	130,451
CMS Energy Corp.	3,203	145,064
Consolidated Edison, Inc.	3,416	266,243
Dominion Energy, Inc.	7,118	479,967
DTE Energy Co.	1,979	206,608
NiSource, Inc.	3,639	87,008
Public Service Enterprise Group, Inc.	5,620	282,349
SCANA Corp.	1,589	59,667
Sempra Energy	2,965	329,767
WEC Energy Group, Inc.	3,488	218,698

		2,355,212

Water Utilities (0.0%)
American Water Works Co., Inc.	1,937	159,086

Total Utilities		10,809,572

Total Common Stocks (85.0%) (Cost $303,025,240)		507,338,561

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.7%)
Consumer Discretionary (0.3%)
Media (0.3%)
iHeartCommunications, Inc.
9.000%, 12/15/19(h)	$2,028,000	1,599,686

Total Consumer Discretionary		1,599,686

Information Technology (0.0%)
Communications Equipment (0.0%)
Avaya, Inc.
7.000%, 4/1/19(b)(h)(r)(x)§	611,000	—
10.500%, 3/1/21(b)(h)(r)§	3,180,000	—

Total Information Technology		—

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Corp.
10.500%, 9/15/22	1,588,000	1,328,044
11.000%, 9/15/25(x)	1,797,000	1,350,087

Total Telecommunication Services		2,678,131

Utilities (0.0%)
Electric Utilities (0.0%)
Texas Competitive Electric Holdings Co. LLC
8.500%, 5/1/20(b)(h)(r)§	5,264,099	395
11.500%, 10/1/20(b)(h)(r)§	2,404,000	180

Total Utilities		575

Total Corporate Bonds		4,278,392

Loan Participations (0.7%)
Consumer Discretionary (0.7%)
Media (0.3%)
iHeartCommunications, Inc.
(ICE LIBOR USD 3 Month + 6.75%), 9.052%, 1/30/19(k)	2,267,587	1,803,086
(ICE LIBOR USD 3 Month + 7.50%), 9.802%, 7/30/19(k)	728,853	577,356

		2,380,442

Multiline Retail (0.1%)
Belk, Inc.
(ICE LIBOR USD 3 Month + 4.75%), 6.458%, 12/12/22(k)	431,621	373,660

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Specialty Retail (0.3%)
Toys R Us - Delaware, Inc.
(ICE LIBOR USD 1 Month + 8.75%), 10.398%, 1/18/19(h)(k)	$945,177	$931,787
(ICE LIBOR USD 6 Month + 7.75%), 12.250%, 4/24/20(h)(k)	1,726,717	650,756

		1,582,543

Total Consumer Discretionary		4,336,645

Total Loan Participations		4,336,645

Total Long-Term Debt Securities (1.4%) (Cost $10,956,730)		8,615,037

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Avaya Holdings Corp., expiring 12/15/22* (Cost $—)	12,968	71,324

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.3%)
JPMorgan Prime Money Market Fund, IM Shares	26,323,399	26,320,767

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $500,073, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $510,000.(xx)	$500,000	500,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $300,045, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $306,015.(xx)	300,000	300,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $300,044, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $306,015.(xx)	300,000	300,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $831,531, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $848,042.(xx)	831,413	831,413
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $100,016, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $102,052.(xx)	100,000	100,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $400,062, collateralized by various Common Stocks; total market value $444,927.(xx)	400,000	400,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $400,062, collateralized by various Common Stocks; total market value $444,927.(xx)	400,000	400,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $500,075, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $510,010.(xx)	500,000	500,000

Total Repurchase Agreements		3,331,413

U.S. Government Agency Security (2.1%)
FHLB
3.27%, 4/2/18(o)(p)	12,500,000	12,497,730

U.S. Treasury Obligations (0.7%)
U.S. Treasury Bills
0.99%, 4/5/18(p)	2,000,000	1,999,726
1.68%, 7/5/18(p)	2,000,000	1,991,097

Total U.S. Treasury Obligations		3,990,823

Total Short-Term Investments (7.7%) (Cost $46,153,359)		46,140,733

Total Investments in Securities (94.1%) (Cost $360,135,329)		562,165,655
Other Assets Less Liabilities (5.9%)		34,984,498

Net Assets (100%)		$597,150,153

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2018, the market value of these securities amounted to $575 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2018, the market value of these securities amounted to $575 or 0.0% of net assets.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2018.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $3,340,354. This was secured by cash collateral of $3,331,413 which was subsequently invested in joint repurchase agreements with a total value of $3,331,413, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $83,436 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

GBP — British Pound

ICE — Intercontinental Exchange

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,364	729,982	—	(31,801)	20,262	20,463	738,906	4,092	—
PNC Financial Services Group, Inc. (The)	5,259	784,360	—	(27,941)	21,114	17,838	795,371	4,077	—

Total		1,514,342	—	(59,742)	41,376	38,301	1,534,277	8,169	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	462	6/2018	USD	61,053,300	(2,806,560)

					(2,806,560)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	18,319	USD	22,558	Bank of America	4/18/2018	6
EUR	198,481	USD	244,165	HSBC Bank plc	4/18/2018	315
USD	15,893,337	GBP	11,240,672	Bank of America	4/24/2018	108,681

Total unrealized appreciation						109,002

EUR	221,593	USD	274,486	Bank of America	4/18/2018	(1,539)
EUR	140,665	USD	174,522	HSBC Bank plc	4/18/2018	(1,258)
USD	12,018,048	EUR	9,758,196	Bank of America	4/18/2018	(1,638)
USD	4,840,113	KRW	5,220,648,225	HSBC Securities, Inc.	5/11/2018	(64,300)

Total unrealized depreciation						(68,735)

Net unrealized appreciation						40,267

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$59,427,503	$4,122,360	$54,861		$63,604,724
Consumer Staples	39,506,302	6,060,106	—		45,566,408
Energy	33,467,322	7,568,112	—		41,035,434
Financials	92,034,932	2,329,705	—		94,364,637
Health Care	65,134,467	—	—		65,134,467
Industrials	39,649,389	6,065,440	—		45,714,829
Information Technology	93,852,839	6,234,183	—		100,087,022
Materials	16,165,286	3,939,258	—		20,104,544
Real Estate	12,818,523	—	—		12,818,523
Telecommunication Services	4,775,464	3,322,937	—		8,098,401
Utilities	10,809,572	—	—		10,809,572
Corporate Bonds
Consumer Discretionary	—	1,599,686	—		1,599,686
Information Technology	—	—	—	(b)	— (b)
Telecommunication Services	—	2,678,131	—		2,678,131
Utilities	—	—	575		575
Forward Currency Contracts	—	109,002	—		109,002
Loan Participations
Consumer Discretionary	—	4,336,645	—		4,336,645
Short-Term Investments
Investment Company	26,320,767	—	—		26,320,767
Repurchase Agreements	—	3,331,413	—		3,331,413
U.S. Government Agency Security	—	12,497,730	—		12,497,730
U.S. Treasury Obligations	—	3,990,823	—		3,990,823
Warrants
Information Technology	71,324	—	—		71,324

Total Assets	$494,033,690	$68,185,531	$55,436		$562,274,657

Liabilities:
Forward Currency Contracts	$—	$(68,735)	$—		$(68,735)
Futures	(2,806,560)	—	—		(2,806,560)

Total Liabilities	$(2,806,560)	$(68,735)	$—		$(2,875,295)

Total	$491,227,130	$68,116,796	$55,436		$559,399,362

(a)	A security with a market value of $71,324 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$223,683,776
Aggregate gross unrealized depreciation	(27,100,263)

Net unrealized appreciation	$196,583,513

Federal income tax cost of investments in securities and derivative instruments, if applicable	$362,815,849

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (0.6%)
Aisin Seiki Co. Ltd.	1,900	$103,209
Aptiv plc	1,977	167,986
BorgWarner, Inc.	1,486	74,642
Bridgestone Corp.	7,300	317,233
Cie Generale des Etablissements Michelin SCA	17,070	2,523,185
Continental AG	1,179	325,669
Denso Corp.	5,300	289,892
Faurecia SA	854	69,196
GKN plc	17,435	113,359
Goodyear Tire & Rubber Co. (The)	1,836	48,801
Koito Manufacturing Co. Ltd.	1,200	83,229
Minth Group Ltd.	8,000	36,674
NGK Spark Plug Co. Ltd.(x)	2,000	48,174
NOK Corp.	1,300	25,241
Nokian Renkaat OYJ	1,305	59,360
Schaeffler AG (Preference)(q)	1,949	30,095
Stanley Electric Co. Ltd.	1,600	59,095
Sumitomo Electric Industries Ltd.	8,400	128,165
Sumitomo Rubber Industries Ltd.	1,400	25,683
Toyoda Gosei Co. Ltd.	600	13,950
Toyota Industries Corp.	1,900	114,995
Valeo SA	2,643	174,780
Yokohama Rubber Co. Ltd. (The)	1,500	34,721

		4,867,334

Automobiles (1.3%)
Bayerische Motoren Werke AG	3,574	387,870
Bayerische Motoren Werke AG (Preference)(q)	593	55,588
Daimler AG (Registered)*	10,576	898,698
Ferrari NV	1,273	153,334
Fiat Chrysler Automobiles NV*	12,109	248,282
Ford Motor Co.	29,040	321,763
General Motors Co.	9,506	345,448
Harley-Davidson, Inc.(x)	1,237	53,043
Honda Motor Co. Ltd.	18,900	650,101
Isuzu Motors Ltd.	5,600	85,891
Mazda Motor Corp.(x)	6,220	82,218
Mitsubishi Motors Corp.	7,300	52,209
Nissan Motor Co. Ltd.	326,020	3,382,604
Peugeot SA	6,618	159,376
Porsche Automobil Holding SE (Preference)(q)	1,722	143,181
Renault SA	2,113	256,703
Subaru Corp.	6,500	213,012
Suzuki Motor Corp.(x)	3,900	210,018
Toyota Motor Corp.	28,698	1,840,739
Volkswagen AG	357	71,483
Volkswagen AG (Preference)(q)	2,007	399,200
Yamaha Motor Co. Ltd.	3,200	95,635

		10,106,396

Distributors (0.0%)
Genuine Parts Co.	1,102	99,004
Jardine Cycle & Carriage Ltd.	1,155	30,526
LKQ Corp.*	2,314	87,816

		217,346

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	700	25,361
H&R Block, Inc.	1,588	40,351

		65,712

Hotels, Restaurants & Leisure (0.7%)
Accor SA	2,189	118,248
Aristocrat Leisure Ltd.	5,909	110,161
Carnival Corp.	3,040	199,363
Carnival plc	1,902	122,557
Chipotle Mexican Grill, Inc.*	182	58,806
Compass Group plc	16,963	346,625
Crown Resorts Ltd.	3,980	39,043
Darden Restaurants, Inc.	920	78,430
Domino’s Pizza Enterprises Ltd.(x)	796	25,603
Flight Centre Travel Group Ltd.(x)	747	32,868
Galaxy Entertainment Group Ltd.	25,000	229,169
Genting Singapore plc	67,442	55,892
GVC Holdings plc	5,963	76,971
Hilton Worldwide Holdings, Inc.	1,475	116,171
InterContinental Hotels Group plc	2,037	122,146
Marriott International, Inc., Class A	2,240	304,595
McDonald’s Corp.	5,930	927,333
McDonald’s Holdings Co. Japan Ltd.	673	31,498
Melco Resorts & Entertainment Ltd. (ADR)	2,853	82,680
Merlin Entertainments plc	8,066	39,254
MGM China Holdings Ltd.	11,200	29,261
MGM Resorts International	3,789	132,691
Norwegian Cruise Line Holdings Ltd.*	1,531	81,097
Oriental Land Co. Ltd.	2,300	234,853
Paddy Power Betfair plc	958	98,429
Royal Caribbean Cruises Ltd.	1,276	150,236
Sands China Ltd.	27,196	147,674
Shangri-La Asia Ltd.	11,000	22,322
SJM Holdings Ltd.	18,000	15,774
Sodexo SA	1,003	101,195
Starbucks Corp.	10,485	606,977
Tabcorp Holdings Ltd.	21,469	72,790
TUI AG	4,782	102,662
Whitbread plc	2,025	105,400
Wyndham Worldwide Corp.	762	87,196
Wynn Macau Ltd.	16,800	61,610
Wynn Resorts Ltd.	596	108,687
Yum Brands, Inc.	2,448	208,398

		5,484,665

Household Durables (0.9%)
Barratt Developments plc	11,258	83,858
Berkeley Group Holdings plc	1,394	74,194
Casio Computer Co. Ltd.(x)	2,200	32,792
DR Horton, Inc.	2,508	109,951
Electrolux AB	2,639	83,043
Garmin Ltd.	826	48,676
Husqvarna AB, Class B	4,802	46,324
Iida Group Holdings Co. Ltd.(x)	1,800	33,630
Leggett & Platt, Inc.	969	42,985
Lennar Corp., Class A	2,020	119,059
Mohawk Industries, Inc.*	469	108,911
Newell Brands, Inc.(x)	3,584	91,320
Nikon Corp.	4,100	73,057
Panasonic Corp.	323,500	4,624,252
Persimmon plc	3,407	121,127
PulteGroup, Inc.	2,099	61,900
Rinnai Corp.	400	37,968
SEB SA	236	45,112
Sekisui Chemical Co. Ltd.	4,800	83,725
Sekisui House Ltd.	6,700	122,282
Sharp Corp.(x)*	1,600	47,817
Sony Corp.	13,800	667,401
Taylor Wimpey plc	35,700	92,608
Techtronic Industries Co. Ltd.	15,500	91,558
Whirlpool Corp.	530	81,148

		7,024,698

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (0.8%)
Amazon.com, Inc.*	2,995	$4,334,782
Booking Holdings, Inc.*	363	755,182
Expedia Group, Inc.	905	99,921
Netflix, Inc.*	3,236	955,753
Rakuten, Inc.	10,900	92,103
Start Today Co. Ltd.	2,100	56,089
TripAdvisor, Inc.(x)*	866	35,411
Zalando SE(m)*	1,325	72,284

		6,401,525

Leisure Products (0.4%)
Bandai Namco Holdings, Inc.	2,400	78,831
Hasbro, Inc.	843	71,065
Mattel, Inc.(x)	197,630	2,598,834
Sankyo Co. Ltd.(x)	600	21,146
Sega Sammy Holdings, Inc.	1,800	28,504
Shimano, Inc.	800	115,333
Yamaha Corp.(x)	2,000	87,872

		3,001,585

Media (2.8%)
Altice NV, Class A(x)*	5,542	45,838
Axel Springer SE	572	47,888
CBS Corp. (Non-Voting), Class B	2,567	131,918
Charter Communications, Inc., Class A*	1,385	431,040
Comcast Corp., Class A	175,797	6,006,984
Dentsu, Inc.	2,461	108,011
Discovery Communications, Inc., Class A(x)*	1,145	24,537
Discovery Communications, Inc., Class C*	2,390	46,653
DISH Network Corp., Class A*	1,672	63,352
Eutelsat Communications SA	1,974	39,144
Hakuhodo DY Holdings, Inc.	2,300	31,624
Interpublic Group of Cos., Inc. (The)	2,846	65,543
ITV plc	42,102	85,279
JCDecaux SA	818	28,549
Lagardere SCA	1,369	39,125
News Corp., Class A	3,273	51,714
News Corp., Class B	1,034	16,647
Omnicom Group, Inc.(x)	1,710	124,266
Pearson plc	9,297	97,812
ProSiebenSat.1 Media SE	2,739	94,999
Publicis Groupe SA	2,353	163,944
REA Group Ltd.	570	34,862
RTL Group SA	397	32,972
Schibsted ASA, Class B	925	23,508
SES SA (FDR)(x)	426,446	5,777,456
Singapore Press Holdings Ltd.(x)	16,900	32,610
Sky plc	10,793	196,513
Telenet Group Holding NV*	534	35,691
Time Warner, Inc.	5,787	547,334
Toho Co. Ltd./Tokyo	1,300	43,128
Twenty-First Century Fox, Inc., Class A	159,120	5,838,112
Twenty-First Century Fox, Inc., Class B	3,064	111,438
Viacom, Inc., Class B	2,668	82,868
Vivendi SA	11,608	300,445
Walt Disney Co. (The)	11,226	1,127,539
WPP plc	14,277	226,919

		22,156,262

Multiline Retail (0.7%)
Dollar General Corp.	1,941	181,581
Dollar Tree, Inc.*	1,764	167,404
Don Quijote Holdings Co. Ltd.	1,300	74,649
Harvey Norman Holdings Ltd.(x)	8,114	23,226
Isetan Mitsukoshi Holdings Ltd.(x)	3,800	41,927
J Front Retailing Co. Ltd.	2,700	45,903
Kohl’s Corp.	1,246	81,625
Macy’s, Inc.	2,335	69,443
Marks & Spencer Group plc	18,051	68,510
Marui Group Co. Ltd.(x)	2,200	44,825
Next plc	1,609	107,536
Nordstrom, Inc.	818	39,599
Ryohin Keikaku Co. Ltd.	13,000	4,361,636
Takashimaya Co. Ltd.	4,000	38,382
Target Corp.	4,045	280,844

		5,627,090

Specialty Retail (1.7%)
ABC-Mart, Inc.	400	26,352
Advance Auto Parts, Inc.	47,642	5,647,959
AutoZone, Inc.*	205	132,981
Best Buy Co., Inc.	1,894	132,561
CarMax, Inc.*	1,310	81,141
Dufry AG (Registered)(x)*	363	47,597
Fast Retailing Co. Ltd.	600	243,823
Foot Locker, Inc.	883	40,212
Gap, Inc. (The)	1,571	49,015
Hennes & Mauritz AB, Class B	9,944	149,168
Hikari Tsushin, Inc.	200	31,972
Home Depot, Inc. (The)	8,717	1,553,718
Industria de Diseno Textil SA	11,779	369,179
Kingfisher plc	736,197	3,029,565
L Brands, Inc.	1,787	68,281
Lowe’s Cos., Inc.	6,196	543,699
Nitori Holdings Co. Ltd.	900	159,057
O’Reilly Automotive, Inc.*	633	156,592
Ross Stores, Inc.	2,871	223,881
Shimamura Co. Ltd.	200	25,018
Tiffany & Co.	740	72,268
TJX Cos., Inc. (The)	4,737	386,350
Tractor Supply Co.	917	57,789
Ulta Beauty, Inc.*	435	88,857
USS Co. Ltd.	2,400	48,494
Yamada Denki Co. Ltd.(x)	7,000	41,972

		13,407,501

Textiles, Apparel & Luxury Goods (1.0%)
adidas AG	2,043	494,776
Asics Corp.(x)	2,200	40,710
Burberry Group plc	4,847	115,427
Cie Financiere Richemont SA (Registered)	5,693	511,404
Hanesbrands, Inc.(x)	2,657	48,942
Hermes International	361	214,051
HUGO BOSS AG	755	65,802
Kering SA	818	392,227
Li & Fung Ltd.	62,000	30,613
Luxottica Group SpA	1,897	118,054
LVMH Moet Hennessy Louis Vuitton SE	3,063	944,596
Michael Kors Holdings Ltd.*	1,153	71,578
NIKE, Inc., Class B	9,666	642,209
Pandora A/S	1,187	128,668
PVH Corp.	580	87,829
Ralph Lauren Corp.	409	45,726
Swatch Group AG (The)	344	151,781
Swatch Group AG (The) (Registered)	626	52,509
Tapestry, Inc.	68,373	3,597,105
Under Armour, Inc., Class A(x)*	1,233	20,160
Under Armour, Inc., Class C(x)*	1,497	21,482
VF Corp.	2,439	180,779

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Yue Yuen Industrial Holdings Ltd.	8,000	$31,951

		8,008,379

Total Consumer Discretionary		86,368,493

Consumer Staples (5.7%)
Beverages (1.4%)
Anheuser-Busch InBev SA/NV	8,369	919,775
Asahi Group Holdings Ltd.	4,000	213,035
Brown-Forman Corp., Class B	1,964	106,842
Carlsberg A/S, Class B	1,212	144,833
Coca-Cola Amatil Ltd.	6,285	42,058
Coca-Cola Bottlers Japan, Inc.	1,500	61,957
Coca-Cola Co. (The)	28,629	1,243,356
Coca-Cola European Partners plc	2,494	103,900
Coca-Cola HBC AG*	2,082	77,033
Constellation Brands, Inc., Class A	1,281	291,966
Davide Campari-Milano SpA	6,535	49,529
Diageo plc	27,398	926,876
Dr Pepper Snapple Group, Inc.	1,342	158,866
Heineken Holding NV	1,309	134,976
Heineken NV	2,917	313,934
Kirin Holdings Co. Ltd.	9,700	258,214
Molson Coors Brewing Co., Class B	1,372	103,353
Monster Beverage Corp.*	3,059	175,005
PepsiCo, Inc.	10,570	1,153,716
Pernod Ricard SA	2,280	379,813
Remy Cointreau SA	229	32,667
Suntory Beverage & Food Ltd.	83,700	4,066,810
Treasury Wine Estates Ltd.	8,346	108,996

		11,067,510

Food & Staples Retailing (1.6%)
Aeon Co. Ltd.	6,200	110,680
Carrefour SA	6,578	136,620
Casino Guichard Perrachon SA	609	29,861
Colruyt SA	714	39,473
Costco Wholesale Corp.	3,277	617,485
CVS Health Corp.	32,280	2,008,140
FamilyMart UNY Holdings Co. Ltd.(x)	1,000	84,207
ICA Gruppen AB	806	28,536
J Sainsbury plc	18,976	63,599
Jeronimo Martins SGPS SA	2,776	50,626
Koninklijke Ahold Delhaize NV	14,417	341,846
Kroger Co. (The)	6,616	158,387
Lawson, Inc.	500	34,068
METRO AG	1,817	32,175
Seven & i Holdings Co. Ltd.	58,700	2,517,804
Sundrug Co. Ltd.	800	36,953
Sysco Corp.	3,569	213,997
Tesco plc	106,817	308,575
Tsuruha Holdings, Inc.	400	57,027
Walgreens Boots Alliance, Inc.	51,324	3,360,183
Walmart, Inc.	10,820	962,655
Wesfarmers Ltd.	12,255	393,218
Wm Morrison Supermarkets plc	25,863	77,497
Woolworths Group Ltd.(x)	13,798	279,645

		11,943,257

Food Products (0.8%)
Ajinomoto Co., Inc.	6,100	110,357
Archer-Daniels-Midland Co.	4,162	180,506
Associated British Foods plc	3,874	135,435
Barry Callebaut AG (Registered)	23	44,958
Calbee, Inc.	700	23,157
Campbell Soup Co.(x)	1,379	59,724
Chocoladefabriken Lindt & Spruengli AG	10	62,015
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	72,733
Conagra Brands, Inc.	3,028	111,673
Danone SA	6,545	530,109
General Mills, Inc.	4,237	190,919
Golden Agri-Resources Ltd.	75,544	20,244
Hershey Co. (The)	1,053	104,205
Hormel Foods Corp.(x)	2,042	70,081
JM Smucker Co. (The)	864	107,145
Kellogg Co.	1,833	119,163
Kerry Group plc, Class A	1,838	186,898
Kikkoman Corp.(x)	1,700	68,380
Kraft Heinz Co. (The)	4,439	276,505
Marine Harvest ASA	4,539	91,202
McCormick & Co., Inc. (Non-Voting)(x)	892	94,900
Meiji Holdings Co. Ltd.	1,338	101,854
Mondelez International, Inc., Class A	11,124	464,205
Nestle SA (Registered)	34,183	2,706,146
NH Foods Ltd.	1,000	40,976
Nisshin Seifun Group, Inc.	2,315	45,884
Nissin Foods Holdings Co. Ltd.	700	48,550
Orkla ASA	8,873	95,383
Toyo Suisan Kaisha Ltd.	800	31,014
Tyson Foods, Inc., Class A	2,215	162,116
WH Group Ltd.(m)	99,000	106,415
Wilmar International Ltd.	12,400	30,206
Yakult Honsha Co. Ltd.	1,200	88,755
Yamazaki Baking Co. Ltd.	1,400	29,051

		6,610,864

Household Products (0.5%)
Church & Dwight Co., Inc.	1,870	94,173
Clorox Co. (The)	945	125,789
Colgate-Palmolive Co.	6,535	468,429
Essity AB, Class B*	6,708	185,489
Henkel AG & Co. KGaA	1,067	134,293
Henkel AG & Co. KGaA (Preference)(q)	2,005	263,661
Kimberly-Clark Corp.	2,620	288,541
Lion Corp.	2,500	50,350
Procter & Gamble Co. (The)	18,773	1,488,323
Reckitt Benckiser Group plc	7,336	621,644
Unicharm Corp.	4,500	128,100

		3,848,792

Personal Products (0.9%)
Beiersdorf AG	1,122	127,054
Coty, Inc., Class A	195,915	3,585,246
Estee Lauder Cos., Inc. (The), Class A	1,666	249,434
Kao Corp.	5,500	412,532
Kose Corp.	300	62,788
L’Oreal SA	2,758	623,054
Pola Orbis Holdings, Inc.	1,100	45,073
Shiseido Co. Ltd.	4,300	275,324
Unilever NV (CVA)	17,892	1,011,407
Unilever plc	13,528	751,706

		7,143,618

Tobacco (0.5%)
Altria Group, Inc.	14,185	884,009
British American Tobacco plc	25,191	1,462,366
Imperial Brands plc	10,359	353,018
Japan Tobacco, Inc.	11,800	340,010
Philip Morris International, Inc.	11,595	1,152,543
Swedish Match AB	2,064	93,832

		4,285,778

Total Consumer Staples		44,899,819

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (7.8%)
Energy Equipment & Services (0.5%)
Baker Hughes a GE Co.	3,185	$88,447
Halliburton Co.	6,496	304,922
Helmerich & Payne, Inc.	792	52,716
John Wood Group plc	7,831	59,403
National Oilwell Varco, Inc.	2,789	102,663
SBM Offshore NV	175,654	2,815,868
Schlumberger Ltd.	10,304	667,493
TechnipFMC plc	3,294	97,008
Tenaris SA	5,527	95,554

		4,284,074

Oil, Gas & Consumable Fuels (7.3%)
Anadarko Petroleum Corp.	4,064	245,506
Andeavor	1,045	105,085
Apache Corp.	2,873	110,553
BP plc	1,585,973	10,679,138
Cabot Oil & Gas Corp.	3,515	84,290
Caltex Australia Ltd.	2,845	69,085
Chevron Corp.	14,247	1,624,728
Cimarex Energy Co.	707	66,105
Concho Resources, Inc.*	1,103	165,814
ConocoPhillips	90,295	5,353,591
Devon Energy Corp.	3,866	122,900
Enagas SA	2,354	64,429
Eni SpA	197,753	3,485,975
EOG Resources, Inc.	4,291	451,714
EQT Corp.	1,816	86,278
Exxon Mobil Corp.	31,615	2,358,795
Galp Energia SGPS SA	171,547	3,235,781
Hess Corp.	1,983	100,379
Husky Energy, Inc.	175,500	2,511,911
Idemitsu Kosan Co. Ltd.	1,600	60,824
Inpex Corp.	241,900	2,991,780
JXTG Holdings, Inc.	34,694	209,882
Kinder Morgan, Inc.	14,289	215,192
Koninklijke Vopak NV	739	36,307
Lundin Petroleum AB*	1,998	50,496
Marathon Oil Corp.	6,319	101,925
Marathon Petroleum Corp.	3,561	260,345
Neste OYJ	1,371	95,622
Newfield Exploration Co.*	1,452	35,458
Noble Energy, Inc.	3,658	110,837
Occidental Petroleum Corp.	5,694	369,882
Oil Search Ltd.	14,847	82,040
OMV AG	1,618	94,347
ONEOK, Inc.	3,055	173,891
Origin Energy Ltd.*	19,079	128,921
Phillips 66	3,143	301,477
Pioneer Natural Resources Co.	1,263	216,958
Range Resources Corp.(x)	1,789	26,012
Repsol SA	14,074	250,048
Royal Dutch Shell plc, Class A	49,915	1,566,319
Royal Dutch Shell plc, Class B	280,627	9,043,180
Santos Ltd.*	21,101	82,926
Showa Shell Sekiyu KK	2,500	33,856
Snam SpA	26,389	121,389
Statoil ASA	12,500	296,051
Suncor Energy, Inc.	105,468	3,642,078
TOTAL SA(x)	101,394	5,762,591
Valero Energy Corp.	3,206	297,421
Williams Cos., Inc. (The)	6,154	152,988
Woodside Petroleum Ltd.	9,825	221,973

		57,955,073

Total Energy		62,239,147

Financials (16.5%)
Banks (10.1%)
ABN AMRO Group NV (CVA)(m)	4,760	143,513
AIB Group plc	9,163	55,209
Aozora Bank Ltd.	1,400	55,721
Australia & New Zealand Banking Group Ltd.	32,264	669,383
Banco Bilbao Vizcaya Argentaria SA	73,161	579,249
Banco de Sabadell SA	60,035	122,916
Banco Santander SA	177,425	1,157,178
Bangkok Bank PCL	66,100	456,591
Bangkok Bank PCL (NVDR)	502,400	3,165,104
Bank Hapoalim BM	11,660	80,168
Bank Leumi Le-Israel BM	16,786	101,384
Bank of America Corp.	71,323	2,138,977
Bank of East Asia Ltd. (The)	13,800	55,394
Bank of Ireland Group plc (Aquis Stock Exchange)	51,800	451,894
Bank of Ireland Group plc (Turquoise Stock Exchange)	89,945	788,377
Bank of Kyoto Ltd. (The)	600	33,495
Bank of Queensland Ltd.	3,125	26,506
Bankia SA*	12,002	53,787
Bankinter SA	7,818	80,448
Barclays plc	989,835	2,890,779
BB&T Corp.	5,770	300,271
Bendigo & Adelaide Bank Ltd.	5,140	39,132
BNP Paribas SA	104,910	7,778,599
BOC Hong Kong Holdings Ltd.	41,500	203,509
CaixaBank SA	39,396	187,887
Chiba Bank Ltd. (The)	8,000	64,283
Citigroup, Inc.	131,445	8,872,537
Citizens Financial Group, Inc.	3,643	152,933
Comerica, Inc.	1,261	120,968
Commerzbank AG*	11,143	144,773
Commonwealth Bank of Australia	19,252	1,075,297
Concordia Financial Group Ltd.	13,200	72,820
Credit Agricole SA	12,057	196,179
Danske Bank A/S	8,021	299,761
DBS Group Holdings Ltd.	20,200	426,118
DNB ASA	10,886	212,397
Erste Group Bank AG*	3,467	174,364
Fifth Third Bancorp	5,105	162,084
Fukuoka Financial Group, Inc.	9,000	48,466
Hachijuni Bank Ltd. (The)	4,600	24,642
Hana Financial Group, Inc.	62,754	2,693,494
Hang Seng Bank Ltd.	7,900	184,182
HSBC Holdings plc (Hong Kong Stock Exchange)	680,328	6,453,624
HSBC Holdings plc (London Stock Exchange)	219,560	2,052,415
Huntington Bancshares, Inc.	8,060	121,706
ING Groep NV	318,581	5,380,748
Intesa Sanpaolo SpA	147,295	537,153
Intesa Sanpaolo SpA (RNC)	9,820	37,214
Japan Post Bank Co. Ltd.(x)	4,200	56,366
JPMorgan Chase & Co.	82,862	9,112,333
KB Financial Group, Inc. (ADR)	51,795	3,001,002
KBC Group NV	2,646	230,641
KeyCorp	8,006	156,517
Kyushu Financial Group, Inc.(x)	4,300	21,257
Lloyds Banking Group plc	790,279	718,127
M&T Bank Corp.	1,119	206,299
Mebuki Financial Group, Inc.	10,530	40,475
Mediobanca Banca di Credito Finanziario SpA	6,016	70,819
Mitsubishi UFJ Financial Group, Inc.	131,000	858,108

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Mizrahi Tefahot Bank Ltd.	1,580	$30,257
Mizuho Financial Group, Inc.	262,324	471,865
National Australia Bank Ltd.	29,491	648,892
Nordea Bank AB	32,773	350,119
Oversea-Chinese Banking Corp. Ltd.	35,486	349,544
People’s United Financial, Inc.	2,646	49,374
PNC Financial Services Group, Inc. (The)‡	3,502	529,642
Raiffeisen Bank International AG*	1,683	65,573
Regions Financial Corp.	8,378	155,663
Resona Holdings, Inc.	25,051	132,312
Royal Bank of Scotland Group plc*	40,373	146,925
Seven Bank Ltd.(x)	6,500	20,709
Shinsei Bank Ltd.	2,000	30,750
Shizuoka Bank Ltd. (The)	6,000	56,727
Skandinaviska Enskilda Banken AB, Class A(x)	16,812	176,272
Societe Generale SA	8,335	453,468
Standard Chartered plc	561,646	5,623,958
Sumitomo Mitsui Financial Group, Inc.	14,677	614,915
Sumitomo Mitsui Trust Holdings, Inc.	3,286	133,009
SunTrust Banks, Inc.	3,540	240,862
Suruga Bank Ltd.(x)	1,900	26,231
SVB Financial Group*	397	95,284
Svenska Handelsbanken AB, Class A	17,184	215,598
Swedbank AB, Class A(x)	10,151	227,600
UniCredit SpA*	21,752	456,403
United Overseas Bank Ltd.	15,307	322,780
US Bancorp	11,711	591,406
Wells Fargo & Co.	32,714	1,714,541
Westpac Banking Corp.	37,283	824,436
Yamaguchi Financial Group, Inc.(x)	2,000	24,209
Zions Bancorp	1,491	78,620

		80,453,517

Capital Markets (1.8%)
3i Group plc	10,965	132,392
Affiliated Managers Group, Inc.	417	79,055
Ameriprise Financial, Inc.	1,100	162,734
Amundi SA(m)	680	54,722
ASX Ltd.	2,109	91,292
Bank of New York Mellon Corp. (The)	7,513	387,145
BlackRock, Inc.‡	918	497,299
Cboe Global Markets, Inc.	842	96,072
Charles Schwab Corp. (The)	8,965	468,152
CME Group, Inc.	2,532	409,526
Credit Suisse Group AG (Registered)*	26,437	443,598
Daiwa Securities Group, Inc.	18,500	118,002
Deutsche Bank AG (Registered)	22,263	310,418
Deutsche Boerse AG	2,078	283,077
E*TRADE Financial Corp.*	1,985	109,989
Franklin Resources, Inc.	2,486	86,214
Goldman Sachs Group, Inc. (The)	2,632	662,896
Hargreaves Lansdown plc	2,895	66,442
Hong Kong Exchanges & Clearing Ltd.	13,173	432,995
Intercontinental Exchange, Inc.	4,352	315,607
Invesco Ltd.	3,078	98,527
Investec plc	7,924	61,206
Japan Exchange Group, Inc.	5,800	107,382
Julius Baer Group Ltd.*	2,500	153,938
Kingston Financial Group Ltd.(x)	46,000	20,752
London Stock Exchange Group plc	3,517	203,788
Macquarie Group Ltd.	3,624	289,133
Moody’s Corp.	1,236	199,367
Morgan Stanley	10,353	558,648
Nasdaq, Inc.	869	74,925
Natixis SA	10,640	87,335
Nomura Holdings, Inc.	40,900	236,509
Northern Trust Corp.	1,584	163,358
Partners Group Holding AG	193	143,637
Raymond James Financial, Inc.	941	84,135
S&P Global, Inc.	1,896	362,250
SBI Holdings, Inc.	2,250	51,447
Schroders plc	1,150	51,571
Singapore Exchange Ltd.	9,300	52,519
St James’s Place plc	5,754	87,844
State Street Corp.	2,759	275,155
T. Rowe Price Group, Inc.	1,802	194,562
UBS Group AG (Registered)*	328,343	5,781,526

		14,547,141

Consumer Finance (0.8%)
Acom Co. Ltd.(x)*	4,400	19,601
AEON Financial Service Co. Ltd.(x)	1,100	25,276
American Express Co.	5,358	499,794
Capital One Financial Corp.	57,355	5,495,756
Credit Saison Co. Ltd.(x)	2,100	34,479
Discover Financial Services	2,637	189,679
Navient Corp.	1,819	23,865
Synchrony Financial	5,328	178,648

		6,467,098

Diversified Financial Services (0.5%)
AMP Ltd.	29,903	115,196
Berkshire Hathaway, Inc., Class B*	14,339	2,860,343
Challenger Ltd.	6,543	58,430
Eurazeo SA	509	46,870
EXOR NV	1,221	87,237
First Pacific Co. Ltd.	24,250	13,239
Groupe Bruxelles Lambert SA	932	106,572
Industrivarden AB, Class C	1,955	45,465
Investor AB, Class B	5,097	226,882
Kinnevik AB, Class B	2,258	81,352
L E Lundbergforetagen AB, Class B	470	33,703
Leucadia National Corp.	2,435	55,348
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	20,525
ORIX Corp.	14,900	262,768
Pargesa Holding SA	455	40,374
Standard Life Aberdeen plc	29,604	149,603
Wendel SA	290	45,266

		4,249,173

Insurance (3.3%)
Admiral Group plc	2,371	61,400
Aegon NV	823,534	5,561,368
Aflac, Inc.	5,856	256,259
Ageas	2,186	113,015
AIA Group Ltd.	132,600	1,131,989
Allianz SE (Registered)	4,937	1,115,735
Allstate Corp. (The)	2,616	247,997
American International Group, Inc.	57,669	3,138,347
Aon plc	1,825	256,102
Arthur J Gallagher & Co.	1,358	93,335
Assicurazioni Generali SpA	13,951	268,968
Assurant, Inc.	393	35,924
Aviva plc	42,991	299,593
AXA SA‡	21,302	567,101
Baloise Holding AG (Registered)	518	79,278
Brighthouse Financial, Inc.*	689	35,415
China Life Insurance Co. Ltd., Class H	655,000	1,819,826
Chubb Ltd.	23,712	3,243,090

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	1,086	$80,646
CNP Assurances	1,725	43,555
Dai-ichi Life Holdings, Inc.	12,000	219,069
Direct Line Insurance Group plc	14,808	79,284
Everest Re Group Ltd.	298	76,532
Gjensidige Forsikring ASA(x)	2,250	41,284
Hannover Rueck SE	653	89,182
Hartford Financial Services Group, Inc. (The)	2,642	136,116
Insurance Australia Group Ltd.	24,410	140,915
Japan Post Holdings Co. Ltd.	16,700	201,050
Legal & General Group plc	66,716	241,673
Lincoln National Corp.	1,631	119,161
Loews Corp.	2,056	102,245
Mapfre SA	8,634	28,717
Marsh & McLennan Cos., Inc.	3,798	313,677
Medibank Pvt Ltd.	32,230	72,272
MetLife, Inc.	7,720	354,271
MS&AD Insurance Group Holdings, Inc.	5,311	167,458
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,675	389,553
NN Group NV	3,427	152,197
Old Mutual plc	55,995	188,290
Poste Italiane SpA(m)	5,766	52,776
Principal Financial Group, Inc.	1,963	119,566
Progressive Corp. (The)	4,328	263,705
Prudential Financial, Inc.	3,157	326,907
Prudential plc	28,402	709,974
QBE Insurance Group Ltd.	15,674	116,428
RSA Insurance Group plc	11,081	98,028
Sampo OYJ, Class A	5,030	280,544
SCOR SE	2,058	84,288
Sompo Holdings, Inc.	3,585	144,269
Sony Financial Holdings, Inc.(x)	1,400	25,472
Suncorp Group Ltd.	14,142	145,468
Swiss Life Holding AG (Registered)*	363	129,326
Swiss Re AG	3,367	342,840
T&D Holdings, Inc.	5,900	93,625
Tokio Marine Holdings, Inc.	7,600	338,198
Torchmark Corp.	799	67,252
Travelers Cos., Inc. (The)	2,036	282,719
Tryg A/S	1,311	30,578
UnipolSai Assicurazioni SpA	9,655	22,994
Unum Group	1,694	80,651
Willis Towers Watson plc	983	149,603
XL Group Ltd.	1,912	105,657
Zurich Insurance Group AG*	1,651	541,750

		26,114,507

Total Financials		131,831,436

Health Care (12.9%)
Biotechnology (2.5%)
AbbVie, Inc.	11,897	1,126,051
Alexion Pharmaceuticals, Inc.*	1,662	185,247
Amgen, Inc.	26,058	4,442,368
Biogen, Inc.*	1,572	430,445
BioMarin Pharmaceutical, Inc.*	23,080	1,871,096
Celgene Corp.*	46,329	4,133,010
CSL Ltd.	4,946	594,739
Genmab A/S*	632	136,060
Gilead Sciences, Inc.	73,736	5,558,956
Grifols SA	3,434	97,269
Incyte Corp.*	1,303	108,579
Regeneron Pharmaceuticals, Inc.*	573	197,318
Shire plc	9,844	490,716
Vertex Pharmaceuticals, Inc.*	1,881	306,565

		19,678,419

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	12,936	775,125
Align Technology, Inc.*	536	134,606
Arjo AB, Class B*	82,628	242,633
Baxter International, Inc.	3,728	242,469
Becton Dickinson and Co.	1,992	431,666
BioMerieux	466	38,479
Boston Scientific Corp.*	10,211	278,965
Cochlear Ltd.	615	86,293
Coloplast A/S, Class B	1,378	116,789
ConvaTec Group plc(m)	13,945	39,019
Cooper Cos., Inc. (The)	364	83,287
CYBERDYNE, Inc.*	1,100	15,569
Danaher Corp.	4,549	445,393
Dentsply Sirona, Inc.	1,738	87,439
Edwards Lifesciences Corp.*	1,573	219,465
Essilor International Cie Generale d’Optique SA	2,335	315,199
Fisher & Paykel Healthcare Corp. Ltd.	6,420	61,665
Getinge AB, Class B*	85,281	970,737
Hologic, Inc.*	2,015	75,280
Hoya Corp.	4,100	204,412
IDEXX Laboratories, Inc.*	639	122,298
Intuitive Surgical, Inc.*	833	343,887
Koninklijke Philips NV	10,335	397,174
LivaNova plc*	23,890	2,114,265
Medtronic plc	10,123	812,067
Olympus Corp.(x)	3,200	121,498
ResMed, Inc.	1,055	103,886
Siemens Healthineers AG(m)*	1,647	67,687
Smith & Nephew plc	9,811	183,406
Sonova Holding AG (Registered)	596	94,734
Straumann Holding AG (Registered)	113	71,248
Stryker Corp.	2,393	385,082
Sysmex Corp.	1,700	154,015
Terumo Corp.	3,600	189,126
Varian Medical Systems, Inc.*	682	83,647
William Demant Holding A/S*	1,426	53,094
Zimmer Biomet Holdings, Inc.	1,505	164,105

		10,325,709

Health Care Providers & Services (1.5%)
Aetna, Inc.	2,427	410,163
Alfresa Holdings Corp.	2,300	51,186
AmerisourceBergen Corp.	1,199	103,366
Anthem, Inc.	1,909	419,407
Cardinal Health, Inc.	58,707	3,679,754
Centene Corp.*	1,282	137,007
Cigna Corp.	1,835	307,803
DaVita, Inc.*	1,118	73,721
Envision Healthcare Corp.*	961	36,931
Express Scripts Holding Co.*	4,211	290,896
Fresenius Medical Care AG & Co. KGaA	2,416	246,689
Fresenius SE & Co. KGaA	4,471	341,508
HCA Healthcare, Inc.	2,109	204,573
Healthscope Ltd.(x)	21,288	31,772
Henry Schein, Inc.*	1,181	79,375
Humana, Inc.	1,027	276,088
Laboratory Corp. of America Holdings*	772	124,871
McKesson Corp.	1,549	218,208
Mediclinic International plc	3,592	30,333
Medipal Holdings Corp.	2,100	43,024

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Quest Diagnostics, Inc.	1,029	$103,209
Ramsay Health Care Ltd.	1,640	78,960
Ryman Healthcare Ltd.	4,162	31,950
Sinopharm Group Co. Ltd., Class H	532,800	2,680,234
Sonic Healthcare Ltd.	4,495	79,243
Suzuken Co. Ltd.	660	27,261
UnitedHealth Group, Inc.	7,203	1,541,442
Universal Health Services, Inc., Class B	643	76,138

		11,725,112

Health Care Technology (0.0%)
Cerner Corp.*	2,340	135,720
M3, Inc.	2,400	107,814

		243,534

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	2,408	161,095
Eurofins Scientific SE	122	64,491
Illumina, Inc.*	1,086	256,752
IQVIA Holdings, Inc.*	1,078	105,763
Lonza Group AG (Registered)*	822	193,901
Mettler-Toledo International, Inc.*	188	108,106
PerkinElmer, Inc.	831	62,923
QIAGEN NV*	86,969	2,809,485
Thermo Fisher Scientific, Inc.	2,983	615,870
Waters Corp.*	581	115,416

		4,493,802

Pharmaceuticals (7.0%)
Allergan plc	46,185	7,772,475
Astellas Pharma, Inc.	22,000	333,706
AstraZeneca plc	13,903	956,269
Bayer AG (Registered)	41,547	4,697,849
Bristol-Myers Squibb Co.	12,169	769,689
Chugai Pharmaceutical Co. Ltd.	2,200	111,235
Daiichi Sankyo Co. Ltd.	6,000	198,825
Eisai Co. Ltd.	3,000	191,185
Eli Lilly & Co.	43,663	3,378,206
GlaxoSmithKline plc	169,905	3,300,907
H Lundbeck A/S	824	46,059
Hisamitsu Pharmaceutical Co., Inc.	700	54,208
Ipsen SA	448	69,566
Johnson & Johnson	20,012	2,564,538
Kyowa Hakko Kirin Co. Ltd.	3,000	65,890
Merck & Co., Inc.	20,081	1,093,812
Merck KGaA	25,128	2,410,656
Mitsubishi Tanabe Pharma Corp.	2,600	50,825
Mylan NV*	3,843	158,216
Nektar Therapeutics*	1,202	127,725
Novartis AG (Registered)	58,902	4,765,293
Novo Nordisk A/S, Class B	20,478	1,007,608
Ono Pharmaceutical Co. Ltd.	4,700	145,499
Orion OYJ, Class B	1,229	37,649
Otsuka Holdings Co. Ltd.	4,400	220,362
Perrigo Co. plc	989	82,423
Pfizer, Inc.	144,357	5,123,230
Recordati SpA	1,060	39,279
Roche Holding AG	27,357	6,274,598
Sanofi	57,056	4,584,748
Santen Pharmaceutical Co. Ltd.	4,400	70,918
Shionogi & Co. Ltd.	3,300	170,296
Sumitomo Dainippon Pharma Co. Ltd.(x)	1,500	25,177
Taisho Pharmaceutical Holdings Co. Ltd.	400	39,321
Takeda Pharmaceutical Co. Ltd.	7,700	375,068
Teva Pharmaceutical Industries Ltd. (ADR)(x)	217,496	3,717,007
UCB SA	1,392	113,550
Vifor Pharma AG(x)	520	80,197
Zoetis, Inc.	3,623	302,557

		55,526,621

Total Health Care		101,993,197

Industrials (9.1%)
Aerospace & Defense (2.0%)
Airbus SE	6,379	738,074
Arconic, Inc.	3,103	71,493
BAE Systems plc	425,080	3,472,247
Boeing Co. (The)	4,127	1,353,161
Cobham plc*	26,843	46,350
Dassault Aviation SA	28	53,510
Elbit Systems Ltd.	292	35,186
General Dynamics Corp.	2,068	456,821
Harris Corp.	890	143,539
Huntington Ingalls Industries, Inc.	330	85,061
L3 Technologies, Inc.	579	120,432
Leonardo SpA	3,972	45,938
Lockheed Martin Corp.	1,858	627,874
Meggitt plc	9,239	56,042
MTU Aero Engines AG	585	98,609
Northrop Grumman Corp.	1,298	453,158
Raytheon Co.	2,157	465,524
Rockwell Collins, Inc.	23,892	3,221,837
Rolls-Royce Holdings plc*	232,121	2,843,096
Safran SA	3,595	380,966
Singapore Technologies Engineering Ltd.	18,200	50,068
Textron, Inc.	1,918	113,104
Thales SA	1,068	130,139
TransDigm Group, Inc.	369	113,261
United Technologies Corp.	5,528	695,533

		15,871,023

Air Freight & Logistics (0.6%)
Bollore SA	10,301	54,975
CH Robinson Worldwide, Inc.	1,037	97,177
Deutsche Post AG (Registered)	10,560	461,782
Expeditors International of Washington, Inc.	1,314	83,176
FedEx Corp.	1,833	440,122
Royal Mail plc	9,547	72,498
United Parcel Service, Inc., Class B	29,417	3,078,782
Yamato Holdings Co. Ltd.	4,000	100,315

		4,388,827

Airlines (0.2%)
Alaska Air Group, Inc.	916	56,755
American Airlines Group, Inc.	3,169	164,661
ANA Holdings, Inc.(x)	1,400	54,182
Delta Air Lines, Inc.	4,878	267,363
Deutsche Lufthansa AG (Registered)	2,792	89,187
easyJet plc	1,766	39,813
International Consolidated Airlines Group SA	7,576	65,566
Japan Airlines Co. Ltd.	1,330	53,522
Singapore Airlines Ltd.	6,000	49,829
Southwest Airlines Co.	4,060	232,557
United Continental Holdings, Inc.*	1,771	123,031

		1,196,466

Building Products (0.7%)
Allegion plc	694	59,191
AO Smith Corp.	1,094	69,567
Asahi Glass Co. Ltd.	2,200	91,077
Assa Abloy AB, Class B	11,278	244,866
Cie de Saint-Gobain	76,452	4,038,278
Daikin Industries Ltd.	2,600	286,744

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Fortune Brands Home & Security, Inc.	1,150	$67,724
Geberit AG (Registered)	422	186,631
Johnson Controls International plc	6,884	242,592
LIXIL Group Corp.	3,100	69,222
Masco Corp.	2,298	92,931
TOTO Ltd.	1,500	79,085

		5,527,908

Commercial Services & Supplies (0.2%)
Babcock International Group plc	3,318	31,175
Brambles Ltd.	16,298	125,432
Cintas Corp.	641	109,342
Dai Nippon Printing Co. Ltd.	3,000	61,971
Edenred	2,493	86,747
G4S plc	16,594	57,853
ISS A/S*	1,819	67,500
Park24 Co. Ltd.	1,300	34,844
Republic Services, Inc.	1,671	110,670
Secom Co. Ltd.(x)	2,400	178,638
Securitas AB, Class B	3,631	61,838
Societe BIC SA	312	31,060
Sohgo Security Services Co. Ltd.	800	39,547
Stericycle, Inc.*	672	39,332
Toppan Printing Co. Ltd.	6,000	49,227
Waste Management, Inc.	2,976	250,342

		1,335,518

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,692	105,030
Boskalis Westminster	963	28,231
Bouygues SA	2,152	107,952
CIMIC Group Ltd.	1,159	39,985
Eiffage SA	707	80,539
Ferrovial SA	5,529	115,607
Fluor Corp.	1,022	58,479
HOCHTIEF AG	234	43,737
Jacobs Engineering Group, Inc.	896	52,998
JGC Corp.(x)	2,600	56,542
Kajima Corp.	10,000	92,759
Obayashi Corp.	7,600	83,139
Quanta Services, Inc.*	1,163	39,949
Shimizu Corp.	6,000	53,625
Skanska AB, Class B	3,665	74,977
Taisei Corp.	2,400	121,800
Vinci SA	5,515	543,014

		1,698,363

Electrical Equipment (0.7%)
ABB Ltd. (Registered)	20,110	478,906
Acuity Brands, Inc.	297	41,339
AMETEK, Inc.	1,749	132,872
Eaton Corp. plc	3,282	262,265
Emerson Electric Co.	4,781	326,542
Fuji Electric Co. Ltd.	6,000	40,825
Legrand SA	2,973	233,337
Mabuchi Motor Co. Ltd.	500	24,623
Mitsubishi Electric Corp.	20,700	331,009
Nidec Corp.	2,500	385,085
OSRAM Licht AG	1,119	82,394
Prysmian SpA	2,452	77,145
Rockwell Automation, Inc.	959	167,058
Schneider Electric SE	6,189	544,390
Siemens Gamesa Renewable Energy SA(x)	2,839	45,577
Vestas Wind Systems A/S	31,525	2,257,137

		5,430,504

Industrial Conglomerates (1.9%)
3M Co.	4,438	974,230
CK Hutchison Holdings Ltd.	425,424	5,114,701
DCC plc	1,034	95,278
General Electric Co.	64,864	874,367
Honeywell International, Inc.	5,629	813,447
Jardine Matheson Holdings Ltd.	2,400	149,184
Jardine Strategic Holdings Ltd.	2,100	81,018
Keihan Holdings Co. Ltd.	1,199	36,960
Keppel Corp. Ltd.	16,000	95,537
NWS Holdings Ltd.	15,730	28,658
Roper Technologies, Inc.	764	214,447
Seibu Holdings, Inc.	2,200	38,291
Sembcorp Industries Ltd.	9,800	23,468
Siemens AG (Registered)	46,781	5,966,924
Smiths Group plc	4,520	96,120
Toshiba Corp.*	73,000	211,306

		14,813,936

Machinery (1.2%)
Alfa Laval AB	3,147	74,397
Alstom SA	1,648	74,344
Amada Holdings Co. Ltd.	4,100	49,783
ANDRITZ AG	867	48,480
Atlas Copco AB, Class A	7,174	310,789
Atlas Copco AB, Class B	4,391	170,913
Caterpillar, Inc.	4,476	659,673
CNH Industrial NV	11,505	142,339
Cummins, Inc.	1,162	188,349
Daifuku Co. Ltd.	1,100	65,852
Deere & Co.	2,422	376,185
Dover Corp.	1,155	113,444
FANUC Corp.	2,100	532,080
Flowserve Corp.	929	40,254
Fortive Corp.	2,283	176,978
GEA Group AG	1,989	84,615
Hino Motors Ltd.	2,100	27,018
Hitachi Construction Machinery Co. Ltd.(x)	1,100	42,437
Hoshizaki Corp.	600	52,667
IHI Corp.	1,900	59,015
Illinois Tool Works, Inc.	2,300	360,318
IMI plc	3,060	46,446
Ingersoll-Rand plc	1,856	158,707
JTEKT Corp.	2,800	41,472
Kawasaki Heavy Industries Ltd.	1,600	51,727
KION Group AG	822	76,710
Komatsu Ltd.	9,900	330,016
Kone OYJ, Class B	3,741	186,865
Kubota Corp.	11,700	204,740
Kurita Water Industries Ltd.	1,100	34,890
Makita Corp.	2,600	127,062
MAN SE	401	46,754
Metso OYJ	1,269	40,065
Minebea Mitsumi, Inc.	3,800	81,139
Mitsubishi Heavy Industries Ltd.	3,700	141,664
Nabtesco Corp.	1,300	50,153
NGK Insulators Ltd.	3,000	51,708
NSK Ltd.	4,400	58,967
PACCAR, Inc.	2,619	173,299
Parker-Hannifin Corp.	994	170,004
Pentair plc	1,211	82,505
Sandvik AB	12,703	233,111
Schindler Holding AG	460	99,218
Schindler Holding AG (Registered)	225	47,114
SKF AB, Class B(x)	4,250	86,896
SMC Corp.	600	242,865
Snap-on, Inc.	427	63,000
Stanley Black & Decker, Inc.	13,424	2,056,557
Sumitomo Heavy Industries Ltd.	1,200	45,505

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
THK Co. Ltd.	1,300	$53,757
Volvo AB, Class B	17,537	320,177
Wartsila OYJ Abp	4,413	97,632
Weir Group plc (The)	2,309	64,716
Xylem, Inc.	1,341	103,150
Yangzijiang Shipbuilding Holdings Ltd.	23,335	21,728

		9,340,249

Marine (0.0%)
AP Moller - Maersk A/S, Class A*	44	64,733
AP Moller - Maersk A/S, Class B*	65	101,323
Kuehne + Nagel International AG (Registered)	608	95,736
Mitsui OSK Lines Ltd.	1,199	34,481
Nippon Yusen KK(x)	1,700	34,318

		330,591

Professional Services (0.3%)
Adecco Group AG (Registered)	1,792	127,681
Bureau Veritas SA	2,816	73,230
Capita plc	7,973	16,136
Equifax, Inc.	893	105,204
Experian plc	10,475	226,280
IHS Markit Ltd.*	2,648	127,740
Intertek Group plc	1,618	105,906
Nielsen Holdings plc	2,486	79,030
Persol Holdings Co. Ltd.	2,000	58,174
Randstad Holding NV	1,167	76,892
Recruit Holdings Co. Ltd.	12,300	305,694
RELX NV	10,869	225,488
RELX plc	12,006	247,030
Robert Half International, Inc.	927	53,664
SEEK Ltd.	3,740	53,816
SGS SA (Registered)	60	147,509
Teleperformance	650	100,859
Verisk Analytics, Inc.*	1,158	120,432
Wolters Kluwer NV	3,143	167,386

		2,418,151

Road & Rail (0.4%)
Aurizon Holdings Ltd.	23,941	78,585
Central Japan Railway Co.	1,600	302,693
ComfortDelGro Corp. Ltd.	25,700	40,432
CSX Corp.	6,646	370,249
DSV A/S	2,096	165,289
East Japan Railway Co.	3,497	324,115
Hankyu Hanshin Holdings, Inc.	2,700	100,103
JB Hunt Transport Services, Inc.	642	75,210
Kansas City Southern	777	85,353
Keikyu Corp.(x)	2,499	43,449
Keio Corp.	1,400	59,800
Keisei Electric Railway Co. Ltd.	1,500	46,097
Kintetsu Group Holdings Co. Ltd.	1,700	66,223
Kyushu Railway Co.	1,900	59,104
MTR Corp. Ltd.	16,500	89,183
Nagoya Railroad Co. Ltd.(x)	2,000	50,674
Nippon Express Co. Ltd.	800	53,531
Norfolk Southern Corp.	2,129	289,076
Odakyu Electric Railway Co. Ltd.(x)	3,500	70,819
Tobu Railway Co. Ltd.	2,200	66,266
Tokyu Corp.	5,900	91,934
Union Pacific Corp.	5,853	786,819
West Japan Railway Co.	1,800	125,707

		3,440,711

Trading Companies & Distributors (0.6%)
AerCap Holdings NV*	1,534	77,804
Ashtead Group plc	5,138	140,105
Brenntag AG	1,770	105,335
Bunzl plc	3,602	105,948
Fastenal Co.	2,143	116,986
Ferguson plc	2,859	215,052
ITOCHU Corp.	16,800	326,274
Marubeni Corp.	17,000	123,005
MISUMI Group, Inc.	3,100	85,100
Mitsubishi Corp.	16,400	441,115
Mitsui & Co. Ltd.	18,200	311,729
Rexel SA	3,366	57,010
Sumitomo Corp.	13,400	225,548
Toyota Tsusho Corp.	2,500	84,700
Travis Perkins plc	138,238	2,396,122
United Rentals, Inc.*	630	108,820
WW Grainger, Inc.	381	107,545

		5,028,198

Transportation Infrastructure (0.1%)
Abertis Infraestructuras SA	7,749	173,805
Aena SME SA(m)	739	148,924
Aeroports de Paris	344	74,989
Atlantia SpA	5,111	158,448
Auckland International Airport Ltd.	9,980	44,295
Fraport AG Frankfurt Airport Services Worldwide	426	42,041
Getlink SE	4,383	62,575
Hutchison Port Holdings Trust (OTC Exchange), Class U	29,600	8,702
Hutchison Port Holdings Trust (Singapore Stock Exchange)(x)	32,600	9,661
Japan Airport Terminal Co. Ltd.	600	22,922
Kamigumi Co. Ltd.	1,500	33,495
SATS Ltd.	4,300	16,907
Sydney Airport	13,130	68,070
Transurban Group	24,798	218,391

		1,083,225

Total Industrials		71,903,670

Information Technology (12.8%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	35,925	1,540,823
CommScope Holding Co., Inc.*	27,700	1,107,169
F5 Networks, Inc.*	463	66,954
Juniper Networks, Inc.	2,570	62,528
Motorola Solutions, Inc.	1,193	125,623
Nokia OYJ	62,605	346,059
Telefonaktiebolaget LM Ericsson, Class B(x)	32,601	206,882

		3,456,038

Electronic Equipment, Instruments & Components (1.3%)
Alps Electric Co. Ltd.(x)	2,200	53,922
Amphenol Corp., Class A	2,276	196,032
Corning, Inc.	6,477	180,579
FLIR Systems, Inc.	1,040	52,010
Hamamatsu Photonics KK	1,600	60,448
Hexagon AB, Class B	2,668	159,843
Hirose Electric Co. Ltd.	330	45,342
Hitachi High-Technologies Corp.	600	28,532
Hitachi Ltd.	53,400	386,831
Ingenico Group SA	707	57,525
IPG Photonics Corp.*	279	65,113
Keyence Corp.	1,080	670,299
Knowles Corp.*	199,090	2,506,543
Kyocera Corp.	3,400	191,848
Murata Manufacturing Co. Ltd.	2,100	287,552
Nippon Electric Glass Co. Ltd.	800	23,758
Omron Corp.	82,200	4,835,977
Shimadzu Corp.	3,000	84,357
TDK Corp.	1,500	135,191
TE Connectivity Ltd.	2,619	261,638

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Yaskawa Electric Corp.(x)	2,900	$131,502
Yokogawa Electric Corp.	2,400	49,577

		10,464,419

Internet Software & Services (1.6%)
Akamai Technologies, Inc.*	1,300	92,274
Alphabet, Inc., Class A*	6,832	7,085,740
Alphabet, Inc., Class C*	2,271	2,343,195
Auto Trader Group plc(m)	11,148	54,875
DeNA Co. Ltd.(x)	1,300	23,458
eBay, Inc.*	7,014	282,243
Facebook, Inc., Class A*	17,859	2,853,689
Kakaku.com, Inc.(x)	1,400	24,499
Mixi, Inc.	600	22,161
United Internet AG (Registered)	1,336	84,139
VeriSign, Inc.(x)*	621	73,626
Yahoo Japan Corp.(x)	16,300	75,675

		13,015,574

IT Services (1.3%)
Accenture plc, Class A	4,593	705,026
Alliance Data Systems Corp.	360	76,630
Amadeus IT Group SA	4,709	348,124
Atos SE	990	135,548
Automatic Data Processing, Inc.	3,299	374,371
Capgemini SE	1,808	225,493
Cognizant Technology Solutions Corp., Class A	4,384	352,912
Computershare Ltd.	5,469	73,187
CSRA, Inc.	1,285	52,981
DXC Technology Co.	21,316	2,142,896
Fidelity National Information Services, Inc.	2,489	239,691
Fiserv, Inc.*	3,112	221,917
Fujitsu Ltd.	21,000	129,231
Gartner, Inc.*	674	79,276
Global Payments, Inc.	1,184	132,040
International Business Machines Corp.	6,402	982,259
Mastercard, Inc., Class A	6,873	1,203,874
Nomura Research Institute Ltd.	1,615	76,496
NTT Data Corp.	7,200	76,598
Obic Co. Ltd.	800	66,538
Otsuka Corp.	1,000	50,374
Paychex, Inc.	2,381	146,646
PayPal Holdings, Inc.*	8,400	637,308
Total System Services, Inc.	1,247	107,566
Visa, Inc., Class A	13,438	1,607,453
Western Union Co. (The)	3,463	66,593
Wirecard AG	1,321	156,153

		10,467,181

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.(x)*	5,960	59,898
Analog Devices, Inc.	2,749	250,516
Applied Materials, Inc.	35,302	1,963,144
ASM Pacific Technology Ltd.(x)	3,400	48,119
ASML Holding NV	4,243	839,465
Broadcom Ltd.	3,070	723,446
Disco Corp.	300	64,706
Infineon Technologies AG	12,781	342,403
Intel Corp.	34,908	1,818,009
KLA-Tencor Corp.	1,171	127,651
Lam Research Corp.	1,207	245,214
Microchip Technology, Inc.(x)	1,729	157,961
Micron Technology, Inc.*	8,579	447,309
NVIDIA Corp.	4,506	1,043,545
NXP Semiconductors NV*	3,750	438,750
Qorvo, Inc.*	967	68,125
QUALCOMM, Inc.	11,053	612,447
Renesas Electronics Corp.(x)*	7,300	73,408
Rohm Co. Ltd.	1,000	95,202
Skyworks Solutions, Inc.	1,348	135,150
STMicroelectronics NV	7,251	160,917
SUMCO Corp.	2,600	68,173
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	68,345	2,990,778
Texas Instruments, Inc.	7,335	762,033
Tokyo Electron Ltd.	1,700	319,774
Xilinx, Inc.	1,947	140,651

		13,996,794

Software (2.9%)
Activision Blizzard, Inc.	5,625	379,463
Adobe Systems, Inc.*	3,666	792,149
ANSYS, Inc.*	632	99,028
Autodesk, Inc.*	1,632	204,947
CA, Inc.	2,273	77,055
Cadence Design Systems, Inc.*	2,092	76,923
Check Point Software Technologies Ltd.*	1,458	144,838
Citrix Systems, Inc.*	994	92,243
Dassault Systemes SE	1,343	182,690
Electronic Arts, Inc.*	2,290	277,640
Intuit, Inc.	1,808	313,417
Konami Holdings Corp.	1,000	52,535
LINE Corp.*	500	19,783
Micro Focus International plc	4,836	67,657
Microsoft Corp.	100,239	9,148,813
Nexon Co. Ltd.*	4,800	79,395
Nice Ltd.*	690	64,738
Nintendo Co. Ltd.	1,200	528,471
Oracle Corp.	177,145	8,104,384
Oracle Corp. Japan	400	32,517
Red Hat, Inc.*	1,318	197,054
Sage Group plc (The)	12,162	109,264
salesforce.com, Inc.*	5,103	593,479
SAP SE	10,795	1,129,654
Symantec Corp.	4,618	119,375
Synopsys, Inc.*	1,122	93,395
Take-Two Interactive Software, Inc.*	862	84,286
Trend Micro, Inc.	1,300	77,581
Ubisoft Entertainment SA*	710	59,976

		23,202,750

Technology Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	77,563	13,013,519
Brother Industries Ltd.	2,700	62,752
Canon, Inc.	11,500	416,423
Catcher Technology Co. Ltd.	174,000	2,118,531
FUJIFILM Holdings Corp.(x)	4,600	183,516
Hewlett Packard Enterprise Co.	11,583	203,166
HP, Inc.	12,203	267,490
Konica Minolta, Inc.	163,300	1,399,649
NEC Corp.	3,000	84,329
NetApp, Inc.	2,006	123,750
Ricoh Co. Ltd.(x)	8,000	79,019
Samsung Electronics Co. Ltd. (GDR)(m)	7,537	8,656,205
Seagate Technology plc(x)	2,107	123,302
Seiko Epson Corp.	3,200	56,870
Western Digital Corp.	2,199	202,902
Xerox Corp.	1,540	44,321

		27,035,744

Total Information Technology		101,638,500

Materials (5.5%)
Chemicals (2.7%)
Air Liquide SA	4,673	573,001

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Air Products & Chemicals, Inc.	1,626	$258,583
Air Water, Inc.	1,600	31,217
Akzo Nobel NV	47,002	4,443,438
Albemarle Corp.	810	75,119
Arkema SA	747	97,545
Asahi Kasei Corp.	14,200	186,700
BASF SE	10,088	1,025,252
CF Industries Holdings, Inc.	1,678	63,311
Chr Hansen Holding A/S	1,132	97,807
Clariant AG (Registered)*	2,615	62,444
Covestro AG(m)	1,823	179,441
Croda International plc	1,432	91,893
Daicel Corp.	3,300	36,038
DowDuPont, Inc.	17,410	1,109,191
Eastman Chemical Co.	1,050	110,859
Ecolab, Inc.	1,941	266,053
EMS-Chemie Holding AG (Registered)	88	55,561
Evonik Industries AG	1,893	66,791
FMC Corp.	1,032	79,020
Frutarom Industries Ltd.	475	43,665
FUCHS PETROLUB SE (Preference)(q)	776	42,143
Givaudan SA (Registered)	102	232,497
Hitachi Chemical Co. Ltd.	1,000	22,790
Incitec Pivot Ltd.	17,447	47,372
International Flavors & Fragrances, Inc.	592	81,051
Israel Chemicals Ltd.	6,622	28,058
Johnson Matthey plc	2,226	95,161
JSR Corp.	2,000	44,979
K+S AG (Registered)	2,252	65,006
Kaneka Corp.	3,000	29,745
Kansai Paint Co. Ltd.(x)	2,200	51,234
Koninklijke DSM NV	1,924	191,316
Kuraray Co. Ltd.	4,100	69,666
LANXESS AG	1,061	81,349
Linde AG*	2,017	424,614
LyondellBasell Industries NV, Class A	24,889	2,630,270
Mitsubishi Chemical Holdings Corp.	16,100	155,924
Mitsubishi Gas Chemical Co., Inc.	2,000	47,911
Mitsui Chemicals, Inc.	2,000	63,061
Monsanto Co.	3,273	381,926
Mosaic Co. (The)	2,610	63,371
Nippon Paint Holdings Co. Ltd.(x)	1,500	55,049
Nissan Chemical Industries Ltd.(x)	1,000	41,539
Nitto Denko Corp.	1,900	142,458
Novozymes A/S, Class B	63,410	3,283,693
Orica Ltd.	4,480	61,375
PPG Industries, Inc.	1,898	211,817
Praxair, Inc.	2,135	308,081
Sherwin-Williams Co. (The)	612	239,977
Shin-Etsu Chemical Co. Ltd.	4,200	434,387
Sika AG	23	180,279
Solvay SA	824	114,571
Sumitomo Chemical Co. Ltd.	18,000	104,882
Symrise AG	1,359	109,427
Taiyo Nippon Sanso Corp.(x)	1,300	19,682
Teijin Ltd.(x)	2,000	37,611
Toray Industries, Inc.	15,200	143,779
Tosoh Corp.	3,500	68,681
Umicore SA	2,226	118,090
Yara International ASA	63,613	2,702,374

		22,180,125

Construction Materials (0.9%)
Boral Ltd.	12,310	70,820
CRH plc	110,150	3,745,026
Fletcher Building Ltd.	8,834	38,590
HeidelbergCement AG	20,830	2,046,595
Imerys SA	389	37,832
James Hardie Industries plc (CHDI)	4,792	84,659
LafargeHolcim Ltd. (Registered)*	5,122	280,533
Martin Marietta Materials, Inc.	471	97,638
Taiheiyo Cement Corp.	17,900	650,190
Vulcan Materials Co.	1,003	114,513

		7,166,396

Containers & Packaging (0.1%)
Amcor Ltd.	11,836	129,888
Avery Dennison Corp.	641	68,106
Ball Corp.	2,579	102,412
International Paper Co.	3,082	164,672
Packaging Corp. of America	692	77,988
Sealed Air Corp.	1,227	52,503
Toyo Seikan Group Holdings Ltd.	2,100	31,222
WestRock Co.	1,885	120,960

		747,751

Metals & Mining (1.7%)
Alumina Ltd.(x)	28,389	51,818
Anglo American plc	14,289	333,821
Antofagasta plc	4,570	59,161
ArcelorMittal	7,474	237,062
Barrick Gold Corp.	99,080	1,233,546
BHP Billiton Ltd.	35,276	780,317
BHP Billiton plc	22,987	453,443
BlueScope Steel Ltd.	6,026	70,862
Boliden AB	2,969	104,667
Fortescue Metals Group Ltd.	16,796	56,218
Freeport-McMoRan, Inc.*	10,050	176,579
Fresnillo plc	2,527	45,017
Glencore plc*	134,391	668,703
Hitachi Metals Ltd.	2,300	27,192
JFE Holdings, Inc.	5,900	118,854
Kobe Steel Ltd.	3,900	39,071
Maruichi Steel Tube Ltd.(x)	600	18,354
Mitsubishi Materials Corp.	1,200	36,089
Newcrest Mining Ltd.	8,626	129,681
Newmont Mining Corp.	3,916	152,998
Nippon Steel & Sumitomo Metal Corp.	8,505	186,758
Norsk Hydro ASA	14,585	86,008
Nucor Corp.	2,359	144,111
Randgold Resources Ltd.	1,105	91,529
Rio Tinto Ltd.	4,746	266,753
Rio Tinto plc	13,313	675,925
South32 Ltd.	58,713	146,349
Sumitomo Metal Mining Co. Ltd.	82,799	3,486,110
thyssenkrupp AG	4,502	117,413
voestalpine AG	1,199	62,918
Wheaton Precious Metals Corp.	150,400	3,064,385

		13,121,712

Paper & Forest Products (0.1%)
Mondi plc	4,224	113,670
Oji Holdings Corp.	9,000	57,854
Stora Enso OYJ, Class R	6,389	117,602
UPM-Kymmene OYJ*	6,006	222,875

		512,001

Total Materials		43,727,985

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)	770	96,165
American Tower Corp. (REIT)	3,298	479,330

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Apartment Investment & Management Co. (REIT), Class A	1,138	$46,374
Ascendas REIT (REIT)	26,617	53,566
AvalonBay Communities, Inc. (REIT)	1,031	169,558
Boston Properties, Inc. (REIT)	1,131	139,362
British Land Co. plc (The) (REIT)	10,718	96,676
CapitaLand Commercial Trust (REIT)	27,516	38,601
CapitaLand Mall Trust (REIT)	28,500	45,353
Crown Castle International Corp. (REIT)	3,111	340,997
Daiwa House REIT Investment Corp. (REIT)	17	40,677
Dexus (REIT)	11,648	83,758
Digital Realty Trust, Inc. (REIT)	1,528	161,021
Duke Realty Corp. (REIT)	2,568	68,001
Equinix, Inc. (REIT)	596	249,211
Equity Residential (REIT)	2,744	169,085
Essex Property Trust, Inc. (REIT)	494	118,896
Extra Space Storage, Inc. (REIT)	953	83,254
Federal Realty Investment Trust (REIT)	538	62,467
Fonciere Des Regions (REIT)	363	40,079
Gecina SA (REIT)	548	95,248
GGP, Inc. (REIT)	4,744	97,062
Goodman Group (REIT)	20,049	130,302
GPT Group (The) (REIT)	20,589	75,273
Hammerson plc (REIT)	8,475	63,892
HCP, Inc. (REIT)	3,458	80,329
Host Hotels & Resorts, Inc. (REIT)	5,535	103,172
ICADE (REIT)	390	37,902
Iron Mountain, Inc. (REIT)	2,029	66,673
Japan Prime Realty Investment Corp. (REIT)	9	32,057
Japan Real Estate Investment Corp. (REIT)	15	77,675
Japan Retail Fund Investment Corp. (REIT)	29	55,653
Kimco Realty Corp. (REIT)	3,156	45,446
Klepierre SA (REIT)	2,476	99,907
Land Securities Group plc (REIT)	8,597	113,189
Link REIT (REIT)	24,500	210,121
Macerich Co. (The) (REIT)	780	43,696
Mid-America Apartment Communities, Inc. (REIT)	820	74,817
Mirvac Group (REIT)	39,691	65,836
Nippon Building Fund, Inc. (REIT)	15	82,891
Nippon Prologis REIT, Inc. (REIT)	20	43,043
Nomura Real Estate Master Fund, Inc. (REIT)	44	60,704
Prologis, Inc. (REIT)	3,975	250,385
Public Storage (REIT)	1,116	223,635
Realty Income Corp. (REIT)	2,121	109,719
Regency Centers Corp. (REIT)	1,110	65,468
SBA Communications Corp. (REIT)*	876	149,726
Scentre Group (REIT)	59,322	175,240
Segro plc (REIT)	9,746	82,296
Simon Property Group, Inc. (REIT)	20,216	3,120,339
SL Green Realty Corp. (REIT)	715	69,233
Stockland (REIT)	26,267	81,464
Suntec REIT (REIT)	26,800	38,848
UDR, Inc. (REIT)	2,025	72,131
Unibail-Rodamco SE (REIT)(x)	1,123	257,201
United Urban Investment Corp. (REIT)	27	42,325
Ventas, Inc. (REIT)	2,628	130,165
Vicinity Centres (REIT)	31,777	59,064
Vornado Realty Trust (REIT)	1,270	85,471
Welltower, Inc. (REIT)	2,764	150,445
Westfield Corp. (REIT)	22,391	146,998
Weyerhaeuser Co. (REIT)	5,628	196,980

		9,844,452

Real Estate Management & Development (1.4%)
Aeon Mall Co. Ltd.	1,570	32,904
Azrieli Group Ltd.	437	20,988
CapitaLand Ltd.	29,000	79,364
CBRE Group, Inc., Class A*	2,209	104,309
City Developments Ltd.	3,400	33,895
CK Asset Holdings Ltd.	171,424	1,450,609
Daito Trust Construction Co. Ltd.	800	138,264
Daiwa House Industry Co. Ltd.	6,000	231,192
Deutsche Wohnen SE	3,944	184,090
Hang Lung Group Ltd.	11,000	36,062
Hang Lung Properties Ltd.	18,000	42,238
Henderson Land Development Co. Ltd.	13,476	88,291
Hongkong Land Holdings Ltd.	13,500	93,555
Hulic Co. Ltd.	3,200	34,916
Hysan Development Co. Ltd.	7,000	37,152
Jones Lang LaSalle, Inc.	21,960	3,835,093
Kerry Properties Ltd.	7,000	31,781
LendLease Group	6,301	84,274
Mitsubishi Estate Co. Ltd.	14,000	236,634
Mitsui Fudosan Co. Ltd.	99,500	2,413,977
New World Development Co. Ltd.	66,127	94,270
Nomura Real Estate Holdings, Inc.	1,300	30,690
Sino Land Co. Ltd.	34,997	56,949
Sumitomo Realty & Development Co. Ltd.	4,000	147,925
Sun Hung Kai Properties Ltd.	16,000	254,878
Swire Pacific Ltd., Class A	5,500	55,805
Swire Properties Ltd.	13,000	45,713
Swiss Prime Site AG (Registered)*	813	78,715
Tokyo Tatemono Co. Ltd.	2,200	33,143
Tokyu Fudosan Holdings Corp.	5,700	41,516
UOL Group Ltd.	5,176	33,925
Vonovia SE	5,377	266,658
Wharf Holdings Ltd. (The)	14,400	49,885
Wharf Real Estate Investment Co. Ltd.*	12,400	81,178
Wheelock & Co. Ltd.	9,000	66,004

		10,546,842

Total Real Estate		20,391,294

Telecommunication Services (4.0%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	45,782	1,632,127
Bezeq The Israeli Telecommunication Corp. Ltd.	20,150	25,782
BT Group plc	89,994	287,559
CenturyLink, Inc.	7,377	121,204
Deutsche Telekom AG (Registered)	36,503	595,481
Elisa OYJ	1,616	73,196
HKT Trust & HKT Ltd.	45,414	57,278
Iliad SA	307	63,545
Koninklijke KPN NV	37,929	113,867
Nippon Telegraph & Telephone Corp.	7,356	338,747
Orange SA	21,477	364,738
PCCW Ltd.	46,000	26,688
Proximus SADP	1,648	51,175
Singapore Telecommunications Ltd.	1,621,050	4,178,819

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Spark New Zealand Ltd.	20,542	$49,773
Swisscom AG (Registered)(x)	286	141,841
TDC A/S*	9,293	77,089
Telecom Italia SpA*	114,251	108,803
Telecom Italia SpA (RNC)	71,790	59,964
Telefonica Deutschland Holding AG	8,444	39,676
Telefonica SA	239,592	2,374,606
Telenor ASA	206,740	4,702,189
Telia Co. AB	29,787	140,514
Telstra Corp. Ltd.	46,365	112,495
TPG Telecom Ltd.(x)	3,744	15,928
Verizon Communications, Inc.	30,775	1,471,661

		17,224,745

Wireless Telecommunication Services (1.8%)
1&1 Drillisch AG	597	40,214
China Mobile Ltd.	263,500	2,410,911
KDDI Corp.	19,700	502,937
Millicom International Cellular SA (SDR)	740	50,536
NTT DOCOMO, Inc.	14,700	375,288
SoftBank Group Corp.	51,200	3,825,384
StarHub Ltd.	8,019	14,059
Tele2 AB, Class B	4,200	50,431
Vodafone Group plc	2,618,076	7,168,798

		14,438,558

Total Telecommunication Services		31,663,303

Utilities (2.4%)
Electric Utilities (0.7%)
Alliant Energy Corp.	1,678	68,563
American Electric Power Co., Inc.	3,663	251,245
AusNet Services	19,264	24,948
Chubu Electric Power Co., Inc.	7,200	101,702
Chugoku Electric Power Co., Inc. (The)(x)	3,000	36,145
CK Infrastructure Holdings Ltd.	8,000	65,752
CLP Holdings Ltd.	18,500	189,114
Duke Energy Corp.	5,205	403,231
Edison International	2,423	154,248
EDP - Energias de Portugal SA	27,565	104,823
Electricite de France SA	6,147	89,137
Endesa SA	3,474	76,504
Enel SpA	88,758	543,835
Entergy Corp.	1,335	105,171
Eversource Energy	2,349	138,403
Exelon Corp.	7,139	278,492
FirstEnergy Corp.	3,322	112,981
Fortum OYJ	4,380	94,178
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	34,000	32,964
Iberdrola SA	63,220	464,997
Kansai Electric Power Co., Inc. (The)	7,900	101,492
Kyushu Electric Power Co., Inc.(x)	4,400	52,434
Mercury NZ Ltd.	6,874	16,042
NextEra Energy, Inc.	3,496	571,003
Orsted A/S(m)	2,129	138,619
PG&E Corp.	3,813	167,505
Pinnacle West Capital Corp.	842	67,192
Power Assets Holdings Ltd.	15,500	138,785
PPL Corp.	5,087	143,911
Red Electrica Corp. SA	4,720	97,227
Southern Co. (The)	7,461	333,208
SSE plc	11,221	201,108
Terna Rete Elettrica Nazionale SpA	16,318	95,471
Tohoku Electric Power Co., Inc.	5,300	70,780
Tokyo Electric Power Co. Holdings, Inc.*	13,500	52,018
Xcel Energy, Inc.	3,796	172,642

		5,755,870

Gas Utilities (0.1%)
APA Group	12,869	78,145
Gas Natural SDG SA	4,062	97,024
Hong Kong & China Gas Co. Ltd.	93,859	193,512
Osaka Gas Co. Ltd.	4,200	82,871
Toho Gas Co. Ltd.(x)	1,000	30,732
Tokyo Gas Co. Ltd.	3,900	103,414

		585,698

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,030	57,191
Electric Power Development Co. Ltd.	1,600	40,329
Meridian Energy Ltd.	12,587	26,039
NRG Energy, Inc.	2,246	68,570
Uniper SE	2,265	69,033

		261,162

Multi-Utilities (1.6%)
AGL Energy Ltd.	6,721	112,608
Ameren Corp.	1,789	101,311
CenterPoint Energy, Inc.	3,140	86,036
Centrica plc	63,703	127,205
CMS Energy Corp.	2,060	93,297
Consolidated Edison, Inc.	2,314	180,353
Dominion Energy, Inc.	4,935	332,767
DTE Energy Co.	1,331	138,956
E.ON SE	24,767	275,219
Engie SA	19,538	326,412
Innogy SE(m)	84,795	4,011,158
National Grid plc	36,933	415,342
NiSource, Inc.	2,537	60,660
Public Service Enterprise Group, Inc.	3,768	189,304
RWE AG*	5,816	143,668
SCANA Corp.	1,120	42,056
Sempra Energy	1,939	215,656
Suez	3,905	56,631
Veolia Environnement SA	214,708	5,091,712
WEC Energy Group, Inc.	2,341	146,781

		12,147,132

Water Utilities (0.0%)
American Water Works Co., Inc.	1,329	109,150
Severn Trent plc	2,608	67,552
United Utilities Group plc	7,822	78,593

		255,295

Total Utilities		19,005,157

Total Common Stocks (90.2%) (Cost $498,499,482)		715,662,001

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	6,162,030	6,161,414

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.7%)
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,700,255, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $1,734,087.(xx)	$1,700,000	$1,700,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $2,000,322, collateralized by various Common Stocks; total market value $2,200,005.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,300,190, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,326,066.(xx)	1,300,000	1,300,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $1,000,300, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $1,020,052.(xx)	1,000,000	1,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $129,549, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $132,121.(xx)	129,530	129,530
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,000,308, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,000,308, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,400,370, collateralized by various Common Stocks; total market value $2,669,561.(xx)	2,400,000	2,400,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,000,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $1,020,019.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		13,529,530

Total Short-Term Investments (2.5%) (Cost $19,692,461)		19,690,944

Total Investments in Securities (92.7%) (Cost $518,191,943)		735,352,945
Other Assets Less Liabilities (7.3%)		58,169,714

Net Assets (100%)		$793,522,659

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $13,758,602 or 1.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $12,985,774. This was secured by cash collateral of $13,529,530 which was subsequently invested in joint repurchase agreements with a total value of $13,529,530, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $132,087 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets
Australia	1.4%
Austria	0.1
Belgium	0.2
Bermuda	0.0	#
Canada	1.3
Chile	0.0	#
China	0.9
Colombia	0.0	#
Denmark	1.0
Finland	0.2
France	5.4
Germany	4.1
Hong Kong	1.4
Ireland	0.7
Israel	0.5
Italy	0.8
Japan	9.6
Jersey	0.0	#
Luxembourg	0.8
Macau	0.0	#
Mexico	0.0	#
Netherlands	4.1
New Zealand	0.0	#
Norway	1.0
Portugal	0.4
Singapore	0.8
South Africa	0.0	#
South Korea	1.8
Spain	0.9
Sweden	0.7
Switzerland	3.3
Taiwan	0.7
Thailand	0.5
United Kingdom	8.6
United States	41.5
Cash and Other	7.3

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018 were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	21,302	647,669	—	(16,508)	3,365	(67,425)	567,101	—	—
BlackRock, Inc.	918	492,648	—	(21,944)	13,631	12,964	497,299	2,644	—
PNC Financial Services Group, Inc. (The)	3,502	532,863	—	(29,659)	22,291	4,147	529,642	2,770	—

Total		1,673,180	—	(68,111)	39,287	(50,314)	1,594,042	5,414	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	342	6/2018	EUR	13,806,904	(283,830)
FTSE 100 Index	87	6/2018	GBP	8,536,336	(139,380)
S&P 500 E-Mini Index	283	6/2018	USD	37,398,450	(1,754,882)
SPI 200 Index	30	6/2018	AUD	3,304,151	(127,926)
TOPIX Index	53	6/2018	JPY	8,549,833	34,973

					(2,271,045)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	61,581	USD	75,720	Citibank NA	4/4/2018	58
GBP	541,125	USD	755,068	Citibank NA	6/15/2018	6,468
USD	104,719	EUR	84,406	Citibank NA	6/15/2018	293
USD	145,285	GBP	101,780	Citibank NA	6/15/2018	2,047

Total unrealized appreciation						8,866

USD	23,021	SEK	192,386	Credit Suisse	4/4/2018	(22)
AUD	355,574	USD	277,721	Citibank NA	6/15/2018	(4,577)
EUR	992,034	USD	1,239,348	Citibank NA	6/15/2018	(12,024)
JPY	67,848,172	USD	644,393	Citibank NA	6/15/2018	(3,626)

Total unrealized depreciation						(20,249)

Net unrealized depreciation						(11,383)

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$43,337,967	$43,030,526	$—	$86,368,493
Consumer Staples	20,935,480	23,964,339	—	44,899,819
Energy	20,605,362	41,633,785	—	62,239,147
Financials	52,275,245	79,556,191	—	131,831,436
Health Care	59,997,042	41,996,155	—	101,993,197
Industrials	24,929,365	46,974,305	—	71,903,670
Information Technology	74,786,784	26,851,716	—	101,638,500
Materials	11,449,040	32,278,945	—	43,727,985
Real Estate	11,351,570	9,039,724	—	20,391,294
Telecommunication Services	3,224,992	28,438,311	—	31,663,303
Utilities	4,789,883	14,215,274	—	19,005,157
Forward Currency Contracts	—	8,866	—	8,866
Futures	34,973	—	—	34,973
Short-Term Investments
Investment Company	6,161,414	—	—	6,161,414
Repurchase Agreements	—	13,529,530	—	13,529,530

Total Assets	$333,879,117	$401,517,667	$—	$735,396,784

Liabilities:
Forward Currency Contracts	$—	$(20,249)	$—	$(20,249)
Futures	(2,306,018)	—	—	(2,306,018)

Total Liabilities	$(2,306,018)	$(20,249)	$—	$(2,326,267)

Total	$331,573,099	$401,497,418	$—	$733,070,517

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$253,864,852
Aggregate gross unrealized depreciation	(43,112,216)

Net unrealized appreciation	$210,752,636

Federal income tax cost of investments in securities and derivative instruments, if applicable	$522,317,881

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.2%)
Aptiv plc	90,224	$7,666,334
BorgWarner, Inc.	68,809	3,456,276
Goodyear Tire & Rubber Co. (The)	80,659	2,143,916

		13,266,526

Automobiles (0.4%)
Ford Motor Co.	1,321,634	14,643,705
General Motors Co.	433,528	15,754,407
Harley-Davidson, Inc.(x)	59,370	2,545,786

		32,943,898

Distributors (0.1%)
Genuine Parts Co.	50,336	4,522,186
LKQ Corp.*	106,178	4,029,455

		8,551,641

Diversified Consumer Services (0.0%)
H&R Block, Inc.	75,423	1,916,497

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	139,085	9,121,194
Chipotle Mexican Grill, Inc.*	8,336	2,693,445
Darden Restaurants, Inc.	41,730	3,557,483
Hilton Worldwide Holdings, Inc.	68,102	5,363,714
Marriott International, Inc., Class A	102,311	13,912,250
McDonald’s Corp.	270,844	42,354,584
MGM Resorts International	172,407	6,037,693
Norwegian Cruise Line Holdings Ltd.*	69,740	3,694,128
Royal Caribbean Cruises Ltd.	57,515	6,771,816
Starbucks Corp.	477,866	27,663,662
Wyndham Worldwide Corp.	34,792	3,981,249
Wynn Resorts Ltd.	27,370	4,991,193
Yum Brands, Inc.	114,501	9,747,470

		139,889,881

Household Durables (0.4%)
DR Horton, Inc.	118,219	5,182,721
Garmin Ltd.	36,412	2,145,759
Leggett & Platt, Inc.	43,582	1,933,298
Lennar Corp., Class A	92,265	5,438,099
Mohawk Industries, Inc.*	21,863	5,077,026
Newell Brands, Inc.(x)	161,785	4,122,282
PulteGroup, Inc.	93,141	2,746,728
Whirlpool Corp.	24,730	3,786,410

		30,432,323

Internet & Direct Marketing Retail (3.2%)
Amazon.com, Inc.*	136,810	198,010,586
Booking Holdings, Inc.*	16,546	34,422,133
Expedia Group, Inc.	42,488	4,691,100
Netflix, Inc.*	147,768	43,643,279
TripAdvisor, Inc.(x)*	37,392	1,528,959

		282,296,057

Leisure Products (0.1%)
Hasbro, Inc.	38,526	3,247,742
Mattel, Inc.(x)	110,709	1,455,823

		4,703,565

Media (2.3%)
CBS Corp. (Non-Voting), Class B	116,902	6,007,594
Charter Communications, Inc., Class A*	63,317	19,705,517
Comcast Corp., Class A	1,576,819	53,879,904
Discovery Communications, Inc., Class A(x)*	55,449	1,188,272
Discovery Communications, Inc., Class C*	102,873	2,008,081
DISH Network Corp., Class A*	77,902	2,951,707
Interpublic Group of Cos., Inc. (The)	134,730	3,102,832
News Corp., Class A	121,013	1,912,006
News Corp., Class B	47,782	769,290
Omnicom Group, Inc.(x)	79,150	5,751,831
Time Warner, Inc.	264,184	24,986,523
Twenty-First Century Fox, Inc., Class A	370,011	13,575,703
Twenty-First Century Fox, Inc., Class B	138,105	5,022,879
Viacom, Inc., Class B	118,554	3,682,287
Walt Disney Co. (The)	512,592	51,484,740

		196,029,166

Multiline Retail (0.4%)
Dollar General Corp.	88,343	8,264,488
Dollar Tree, Inc.*	80,368	7,626,923
Kohl’s Corp.	58,022	3,801,021
Macy’s, Inc.	103,993	3,092,752
Nordstrom, Inc.	41,805	2,023,780
Target Corp.	184,046	12,778,314

		37,587,278

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	24,537	2,908,861
AutoZone, Inc.*	9,460	6,136,607
Best Buy Co., Inc.	85,663	5,995,553
CarMax, Inc.*	62,263	3,856,570
Foot Locker, Inc.	41,538	1,891,641
Gap, Inc. (The)	74,887	2,336,474
Home Depot, Inc. (The)	396,407	70,655,584
L Brands, Inc.	84,588	3,232,107
Lowe’s Cos., Inc.	282,693	24,806,311
O’Reilly Automotive, Inc.*	28,752	7,112,670
Ross Stores, Inc.	129,968	10,134,905
Tiffany & Co.	33,900	3,310,674
TJX Cos., Inc. (The)	215,278	17,558,074
Tractor Supply Co.	44,053	2,776,220
Ulta Beauty, Inc.*	19,373	3,957,323

		166,669,574

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.(x)	130,034	2,395,226
Michael Kors Holdings Ltd.*	50,502	3,135,164
NIKE, Inc., Class B	441,197	29,313,129
PVH Corp.	26,941	4,079,676
Ralph Lauren Corp.	18,343	2,050,747
Tapestry, Inc.	98,718	5,193,554
Under Armour, Inc., Class A(x)*	69,916	1,143,127
Under Armour, Inc., Class C(x)*	53,587	768,973
VF Corp.	110,319	8,176,844

		56,256,440

Total Consumer Discretionary		970,542,846

Consumer Staples (6.9%)
Beverages (1.8%)
Brown-Forman Corp., Class B	90,133	4,903,235
Coca-Cola Co. (The)	1,302,523	56,568,575
Constellation Brands, Inc., Class A	58,500	13,333,320
Dr Pepper Snapple Group, Inc.	61,697	7,303,691
Molson Coors Brewing Co., Class B	61,565	4,637,691
Monster Beverage Corp.*	141,396	8,089,265
PepsiCo, Inc.	482,816	52,699,367

		147,535,144

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	149,704	28,208,725
CVS Health Corp.	343,923	21,395,450
Kroger Co. (The)	301,993	7,229,712
Sysco Corp.	162,295	9,731,208

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Walgreens Boots Alliance, Inc.	289,790	$18,972,551
Walmart, Inc.	494,040	43,954,739

		129,492,385

Food Products (1.0%)
Archer-Daniels-Midland Co.	189,832	8,233,014
Campbell Soup Co.(x)	66,558	2,882,627
Conagra Brands, Inc.	140,762	5,191,303
General Mills, Inc.	192,884	8,691,353
Hershey Co. (The)	46,976	4,648,745
Hormel Foods Corp.(x)	92,627	3,178,959
JM Smucker Co. (The)	37,799	4,687,454
Kellogg Co.	85,443	5,554,649
Kraft Heinz Co. (The)	202,286	12,600,395
McCormick & Co., Inc. (Non-Voting)(x)	41,042	4,366,458
Mondelez International, Inc., Class A	507,578	21,181,230
Tyson Foods, Inc., Class A	101,084	7,398,338

		88,614,525

Household Products (1.3%)
Church & Dwight Co., Inc.	83,905	4,225,456
Clorox Co. (The)	43,014	5,725,594
Colgate-Palmolive Co.	298,246	21,378,273
Kimberly-Clark Corp.	119,307	13,139,280
Procter & Gamble Co. (The)	859,482	68,139,732

		112,608,335

Personal Products (0.2%)
Coty, Inc., Class A	160,550	2,938,065
Estee Lauder Cos., Inc. (The), Class A	76,210	11,410,161

		14,348,226

Tobacco (1.1%)
Altria Group, Inc.	647,897	40,376,941
Philip Morris International, Inc.	527,358	52,419,385

		92,796,326

Total Consumer Staples		585,394,941

Energy (5.2%)
Energy Equipment & Services (0.7%)
Baker Hughes a GE Co.	143,594	3,987,605
Halliburton Co.	296,988	13,940,617
Helmerich & Payne, Inc.	36,889	2,455,332
National Oilwell Varco, Inc.	127,414	4,690,109
Schlumberger Ltd.	471,695	30,556,402
TechnipFMC plc	149,030	4,388,934

		60,018,999

Oil, Gas & Consumable Fuels (4.5%)
Anadarko Petroleum Corp.	186,019	11,237,408
Andeavor	47,807	4,807,472
Apache Corp.	127,548	4,908,047
Cabot Oil & Gas Corp.	152,746	3,662,849
Chevron Corp.	650,335	74,164,203
Cimarex Energy Co.	33,021	3,087,464
Concho Resources, Inc.*	50,455	7,584,900
ConocoPhillips	402,297	23,852,189
Devon Energy Corp.	176,722	5,617,992
EOG Resources, Inc.	196,716	20,708,293
EQT Corp.	81,602	3,876,911
Exxon Mobil Corp.	1,440,404	107,468,543
Hess Corp.	91,964	4,655,218
Kinder Morgan, Inc.	654,386	9,855,053
Marathon Oil Corp.	288,953	4,660,812
Marathon Petroleum Corp.	162,420	11,874,526
Newfield Exploration Co.*	71,829	1,754,064
Noble Energy, Inc.	166,440	5,043,132
Occidental Petroleum Corp.	260,592	16,928,056
ONEOK, Inc.	140,312	7,986,559
Phillips 66	142,736	13,691,237
Pioneer Natural Resources Co.	57,895	9,945,203
Range Resources Corp.(x)	82,115	1,193,952
Valero Energy Corp.	149,410	13,860,766
Williams Cos., Inc. (The)	281,674	7,002,416

		379,427,265

Total Energy		439,446,264

Financials (13.4%)
Banks (5.8%)
Bank of America Corp.	3,255,788	97,641,082
BB&T Corp.	263,068	13,690,059
Citigroup, Inc.	873,956	58,992,030
Citizens Financial Group, Inc.	168,479	7,072,748
Comerica, Inc.	59,915	5,747,646
Fifth Third Bancorp	239,038	7,589,457
Huntington Bancshares, Inc.	365,933	5,525,588
JPMorgan Chase & Co.	1,167,202	128,357,205
KeyCorp	364,356	7,123,160
M&T Bank Corp.	51,606	9,514,082
People’s United Financial, Inc.	124,650	2,325,969
PNC Financial Services Group, Inc. (The)‡	159,551	24,130,493
Regions Financial Corp.	380,868	7,076,527
SunTrust Banks, Inc.	160,520	10,921,781
SVB Financial Group*	17,861	4,286,819
US Bancorp	534,325	26,983,413
Wells Fargo & Co.	1,493,476	78,273,077
Zions Bancorp	66,254	3,493,573

		498,744,709

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	18,862	3,575,858
Ameriprise Financial, Inc.	49,621	7,340,931
Bank of New York Mellon Corp. (The)	343,467	17,698,855
BlackRock, Inc.‡	41,957	22,728,946
Cboe Global Markets, Inc.	38,828	4,430,275
Charles Schwab Corp. (The)	405,183	21,158,656
CME Group, Inc.	115,677	18,709,598
E*TRADE Financial Corp.*	91,980	5,096,612
Franklin Resources, Inc.	113,844	3,948,110
Goldman Sachs Group, Inc. (The)	120,239	30,283,394
Intercontinental Exchange, Inc.	198,734	14,412,190
Invesco Ltd.	141,525	4,530,215
Moody’s Corp.	56,563	9,123,612
Morgan Stanley	472,824	25,513,582
Nasdaq, Inc.	38,663	3,333,524
Northern Trust Corp.	71,902	7,415,253
Raymond James Financial, Inc.	43,275	3,869,218
S&P Global, Inc.	86,720	16,568,723
State Street Corp.	126,045	12,570,468
T. Rowe Price Group, Inc.	81,764	8,828,059

		241,136,079

Consumer Finance (0.7%)
American Express Co.	244,606	22,816,847
Capital One Financial Corp.	164,429	15,755,587
Discover Financial Services	120,183	8,644,763
Navient Corp.	81,117	1,064,255
Synchrony Financial	242,367	8,126,566

		56,408,018

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	655,296	130,718,446
Leucadia National Corp.	107,362	2,440,338

		133,158,784

Insurance (2.4%)
Aflac, Inc.	265,904	11,635,959
Allstate Corp. (The)	121,415	11,510,142
American International Group, Inc.	305,317	16,615,351

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Aon plc	83,371	$11,699,452
Arthur J Gallagher & Co.	60,609	4,165,657
Assurant, Inc.	18,438	1,685,418
Brighthouse Financial, Inc.*	31,626	1,625,576
Chubb Ltd.	157,820	21,585,041
Cincinnati Financial Corp.	51,710	3,839,985
Everest Re Group Ltd.	13,786	3,540,521
Hartford Financial Services Group, Inc. (The)	119,162	6,139,226
Lincoln National Corp.	73,920	5,400,595
Loews Corp.	91,975	4,573,917
Marsh & McLennan Cos., Inc.	173,191	14,303,845
MetLife, Inc.	351,810	16,144,561
Principal Financial Group, Inc.	92,995	5,664,325
Progressive Corp. (The)	197,664	12,043,668
Prudential Financial, Inc.	143,889	14,899,706
Torchmark Corp.	37,267	3,136,763
Travelers Cos., Inc. (The)	92,787	12,884,403
Unum Group	78,384	3,731,862
Willis Towers Watson plc	45,354	6,902,425
XL Group Ltd.	85,426	4,720,641

		198,449,039

Total Financials		1,127,896,629

Health Care (12.4%)
Biotechnology (2.4%)
AbbVie, Inc.	541,608	51,263,198
Alexion Pharmaceuticals, Inc.*	75,821	8,451,009
Amgen, Inc.	227,940	38,859,211
Biogen, Inc.*	71,828	19,667,943
Celgene Corp.*	256,249	22,859,973
Gilead Sciences, Inc.	447,721	33,753,686
Incyte Corp.*	59,089	4,923,886
Regeneron Pharmaceuticals, Inc.*	26,131	8,998,471
Vertex Pharmaceuticals, Inc.*	85,915	14,002,427

		202,779,804

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	590,769	35,398,878
Align Technology, Inc.*	24,104	6,053,238
Baxter International, Inc.	168,781	10,977,516
Becton Dickinson and Co.	91,009	19,721,650
Boston Scientific Corp.*	466,027	12,731,858
Cooper Cos., Inc. (The)	16,864	3,858,652
Danaher Corp.	207,552	20,321,416
Dentsply Sirona, Inc.	77,397	3,893,843
Edwards Lifesciences Corp.*	71,798	10,017,257
Hologic, Inc.*	96,376	3,600,607
IDEXX Laboratories, Inc.*	30,108	5,762,370
Intuitive Surgical, Inc.*	38,005	15,689,604
Medtronic plc	462,214	37,078,808
ResMed, Inc.	48,668	4,792,338
Stryker Corp.	109,152	17,564,740
Varian Medical Systems, Inc.*	30,748	3,771,242
Zimmer Biomet Holdings, Inc.	68,593	7,479,381

		218,713,398

Health Care Providers & Services (2.5%)
Aetna, Inc.	110,755	18,717,595
AmerisourceBergen Corp.	55,949	4,823,363
Anthem, Inc.	87,269	19,172,999
Cardinal Health, Inc.	106,433	6,671,220
Centene Corp.*	58,432	6,244,628
Cigna Corp.	83,636	14,029,103
DaVita, Inc.*	51,307	3,383,184
Envision Healthcare Corp.*	43,101	1,656,371
Express Scripts Holding Co.*	192,130	13,272,340
HCA Healthcare, Inc.	95,419	9,255,643
Henry Schein, Inc.*	53,972	3,627,458
Humana, Inc.	46,810	12,583,932
Laboratory Corp. of America Holdings*	35,234	5,699,100
McKesson Corp.	70,514	9,933,307
Quest Diagnostics, Inc.	45,993	4,613,098
UnitedHealth Group, Inc.	329,224	70,453,937
Universal Health Services, Inc., Class B	30,483	3,609,492

		207,746,770

Health Care Technology (0.1%)
Cerner Corp.*	106,682	6,187,556

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	110,314	7,380,007
Illumina, Inc.*	49,600	11,726,432
IQVIA Holdings, Inc.*	50,187	4,923,847
Mettler-Toledo International, Inc.*	8,593	4,941,233
PerkinElmer, Inc.	36,189	2,740,231
Thermo Fisher Scientific, Inc.	136,407	28,162,588
Waters Corp.*	26,610	5,286,077

		65,160,415

Pharmaceuticals (4.0%)
Allergan plc	112,864	18,993,883
Bristol-Myers Squibb Co.	555,863	35,158,335
Eli Lilly & Co.	328,835	25,441,964
Johnson & Johnson	912,401	116,924,187
Merck & Co., Inc.	919,098	50,063,268
Mylan NV*	175,665	7,232,128
Nektar Therapeutics*	54,939	5,837,818
Perrigo Co. plc	45,268	3,772,635
Pfizer, Inc.	2,024,807	71,860,400
Zoetis, Inc.	165,335	13,807,126

		349,091,744

Total Health Care		1,049,679,687

Industrials (9.3%)
Aerospace & Defense (2.5%)
Arconic, Inc.	141,984	3,271,311
Boeing Co. (The)	188,530	61,815,217
General Dynamics Corp.	94,327	20,836,834
Harris Corp.	40,340	6,506,035
Huntington Ingalls Industries, Inc.	14,959	3,855,832
L3 Technologies, Inc.	26,919	5,599,152
Lockheed Martin Corp.	84,809	28,659,505
Northrop Grumman Corp.	59,214	20,672,792
Raytheon Co.	98,382	21,232,803
Rockwell Collins, Inc.	55,160	7,438,326
Textron, Inc.	90,140	5,315,556
TransDigm Group, Inc.	16,634	5,105,640
United Technologies Corp.	252,194	31,731,050

		222,040,053

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	47,167	4,420,020
Expeditors International of Washington, Inc.	61,345	3,883,139
FedEx Corp.	83,849	20,132,983
United Parcel Service, Inc., Class B	233,421	24,429,841

		52,865,983

Airlines (0.5%)
Alaska Air Group, Inc.	41,987	2,601,515
American Airlines Group, Inc.	142,829	7,421,395
Delta Air Lines, Inc.	223,189	12,232,989
Southwest Airlines Co.	185,126	10,604,017
United Continental Holdings, Inc.*	81,052	5,630,682

		38,490,598

Building Products (0.3%)
Allegion plc	31,403	2,678,362

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
AO Smith Corp.	49,502	$3,147,832
Fortune Brands Home & Security, Inc.	52,206	3,074,411
Johnson Controls International plc	313,687	11,054,330
Masco Corp.	107,788	4,358,947

		24,313,882

Commercial Services & Supplies (0.3%)
Cintas Corp.	29,951	5,109,042
Republic Services, Inc.	77,228	5,114,810
Stericycle, Inc.*	27,774	1,625,612
Waste Management, Inc.	135,790	11,422,655

		23,272,119

Construction & Engineering (0.1%)
Fluor Corp.	47,565	2,721,669
Jacobs Engineering Group, Inc.	41,277	2,441,535
Quanta Services, Inc.*	49,641	1,705,168

		6,868,372

Electrical Equipment (0.5%)
Acuity Brands, Inc.	14,688	2,044,423
AMETEK, Inc.	78,189	5,940,018
Eaton Corp. plc	149,799	11,970,438
Emerson Electric Co.	218,302	14,910,027
Rockwell Automation, Inc.	43,095	7,507,149

		42,372,055

Industrial Conglomerates (1.6%)
3M Co.	202,750	44,507,680
General Electric Co.	2,960,234	39,903,954
Honeywell International, Inc.	256,927	37,128,521
Roper Technologies, Inc.	34,810	9,770,819

		131,310,974

Machinery (1.5%)
Caterpillar, Inc.	203,999	30,065,372
Cummins, Inc.	52,441	8,500,162
Deere & Co.	110,385	17,144,997
Dover Corp.	54,087	5,312,425
Flowserve Corp.	46,584	2,018,485
Fortive Corp.	103,360	8,012,467
Illinois Tool Works, Inc.	104,772	16,413,582
Ingersoll-Rand plc	85,929	7,347,789
PACCAR, Inc.	119,169	7,885,413
Parker-Hannifin Corp.	45,139	7,720,123
Pentair plc	57,620	3,925,651
Snap-on, Inc.	19,837	2,926,751
Stanley Black & Decker, Inc.	51,310	7,860,692
Xylem, Inc.	59,602	4,584,586

		129,718,495

Professional Services (0.3%)
Equifax, Inc.	41,548	4,894,770
IHS Markit Ltd.*	121,217	5,847,507
Nielsen Holdings plc	110,944	3,526,910
Robert Half International, Inc.	42,594	2,465,767
Verisk Analytics, Inc.*	52,031	5,411,224

		22,146,178

Road & Rail (0.9%)
CSX Corp.	303,574	16,912,108
JB Hunt Transport Services, Inc.	28,147	3,297,421
Kansas City Southern	34,887	3,832,337
Norfolk Southern Corp.	97,254	13,205,148
Union Pacific Corp.	267,384	35,944,431

		73,191,445

Trading Companies & Distributors (0.2%)
Fastenal Co.	96,360	5,260,292
United Rentals, Inc.*	29,208	5,045,098
WW Grainger, Inc.	17,410	4,914,321

		15,219,711

Total Industrials		781,809,865

Information Technology (22.5%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	1,641,366	70,398,188
F5 Networks, Inc.*	21,998	3,181,131
Juniper Networks, Inc.	116,748	2,840,479
Motorola Solutions, Inc.	55,038	5,795,501

		82,215,299

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	103,990	8,956,659
Corning, Inc.	295,735	8,245,092
FLIR Systems, Inc.	44,838	2,242,348
IPG Photonics Corp.*	12,745	2,974,428
TE Connectivity Ltd.	118,600	11,848,140

		34,266,667

Internet Software & Services (4.3%)
Akamai Technologies, Inc.*	59,234	4,204,429
Alphabet, Inc., Class A*	101,602	105,375,498
Alphabet, Inc., Class C*	103,669	106,964,638
eBay, Inc.*	320,121	12,881,669
Facebook, Inc., Class A*	815,782	130,353,806
VeriSign, Inc.(x)*	28,890	3,425,198

		363,205,238

IT Services (3.9%)
Accenture plc, Class A	209,954	32,227,939
Alliance Data Systems Corp.	16,548	3,522,407
Automatic Data Processing, Inc.	150,622	17,092,585
Cognizant Technology Solutions Corp., Class A	200,174	16,114,007
CSRA, Inc.	54,647	2,253,096
DXC Technology Co.	96,913	9,742,664
Fidelity National Information Services, Inc.	113,468	10,926,968
Fiserv, Inc.*	140,074	9,988,677
Gartner, Inc.*	30,553	3,593,644
Global Payments, Inc.	53,632	5,981,041
International Business Machines Corp.	292,299	44,847,436
Mastercard, Inc., Class A	314,479	55,084,141
Paychex, Inc.	109,822	6,763,937
PayPal Holdings, Inc.*	384,184	29,148,040
Total System Services, Inc.	55,945	4,825,816
Visa, Inc., Class A	616,388	73,732,332
Western Union Co. (The)	155,253	2,985,515

		328,830,245

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.(x)*	276,938	2,783,227
Analog Devices, Inc.	124,942	11,385,964
Applied Materials, Inc.	359,154	19,972,554
Broadcom Ltd.	140,241	33,047,792
Intel Corp.	1,594,536	83,043,434
KLA-Tencor Corp.	52,975	5,774,805
Lam Research Corp.	55,187	11,211,791
Microchip Technology, Inc.(x)	79,049	7,221,917
Micron Technology, Inc.*	392,015	20,439,662
NVIDIA Corp.	205,910	47,686,697
Qorvo, Inc.*	43,384	3,056,403
QUALCOMM, Inc.	504,901	27,976,564
Skyworks Solutions, Inc.	61,377	6,153,658
Texas Instruments, Inc.	335,473	34,852,290
Xilinx, Inc.	88,587	6,399,525

		321,006,283

Software (5.1%)
Activision Blizzard, Inc.	256,957	17,334,319
Adobe Systems, Inc.*	167,468	36,186,485
ANSYS, Inc.*	29,267	4,585,846
Autodesk, Inc.*	74,408	9,344,157
CA, Inc.	108,425	3,675,608

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	95,923	$3,527,089
Citrix Systems, Inc.*	44,489	4,128,579
Electronic Arts, Inc.*	104,618	12,683,886
Intuit, Inc.	82,289	14,264,798
Microsoft Corp.	2,620,243	239,149,580
Oracle Corp.	1,029,220	47,086,815
Red Hat, Inc.*	60,750	9,082,733
salesforce.com, Inc.*	232,958	27,093,015
Symantec Corp.	206,525	5,338,671
Synopsys, Inc.*	51,925	4,322,237
Take-Two Interactive Software, Inc.*	39,068	3,820,069

		441,623,887

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc.	1,727,859	289,900,184
Hewlett Packard Enterprise Co.	529,084	9,280,133
HP, Inc.	559,283	12,259,483
NetApp, Inc.	90,202	5,564,561
Seagate Technology plc	96,679	5,657,655
Western Digital Corp.	101,574	9,372,233
Xerox Corp.	70,133	2,018,428

		334,052,677

Total Information Technology		1,905,200,296

Materials (2.6%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	74,149	11,791,915
Albemarle Corp.	36,680	3,401,703
CF Industries Holdings, Inc.	76,616	2,890,722
DowDuPont, Inc.	795,410	50,675,571
Eastman Chemical Co.	49,204	5,194,958
Ecolab, Inc.	88,497	12,130,284
FMC Corp.	46,321	3,546,799
International Flavors & Fragrances, Inc.	26,295	3,600,048
LyondellBasell Industries NV, Class A	109,318	11,552,726
Monsanto Co.	149,427	17,436,637
Mosaic Co. (The)	118,185	2,869,532
PPG Industries, Inc.	86,495	9,652,842
Praxair, Inc.	97,049	14,004,171
Sherwin-Williams Co. (The)	27,978	10,970,733

		159,718,641

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	21,583	4,474,156
Vulcan Materials Co.	44,580	5,089,699

		9,563,855

Containers & Packaging (0.3%)
Avery Dennison Corp.	30,243	3,213,319
Ball Corp.	120,407	4,781,362
International Paper Co.	139,105	7,432,380
Packaging Corp. of America	32,292	3,639,308
Sealed Air Corp.	56,280	2,408,221
WestRock Co.	88,099	5,653,313

		27,127,903

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.*	457,654	8,040,981
Newmont Mining Corp.	180,565	7,054,675
Nucor Corp.	107,813	6,586,296

		21,681,952

Total Materials		218,092,351

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
Alexandria Real Estate Equities, Inc. (REIT)	35,838	4,475,808
American Tower Corp. (REIT)	150,505	21,874,396
Apartment Investment & Management Co. (REIT), Class A	53,432	2,177,354
AvalonBay Communities, Inc. (REIT)	46,362	7,624,695
Boston Properties, Inc. (REIT)	51,982	6,405,222
Crown Castle International Corp. (REIT)	141,961	15,560,344
Digital Realty Trust, Inc. (REIT)	69,532	7,327,282
Duke Realty Corp. (REIT)	120,284	3,185,120
Equinix, Inc. (REIT)	27,128	11,343,302
Equity Residential (REIT)	123,976	7,639,401
Essex Property Trust, Inc. (REIT)	22,913	5,514,701
Extra Space Storage, Inc. (REIT)	41,827	3,654,007
Federal Realty Investment Trust (REIT)	25,745	2,989,252
GGP, Inc. (REIT)	216,708	4,433,846
HCP, Inc. (REIT)	164,094	3,811,904
Host Hotels & Resorts, Inc. (REIT)	249,912	4,658,360
Iron Mountain, Inc. (REIT)	96,152	3,159,555
Kimco Realty Corp. (REIT)	147,205	2,119,752
Macerich Co. (The) (REIT)	38,731	2,169,711
Mid-America Apartment Communities, Inc. (REIT)	39,393	3,594,217
Prologis, Inc. (REIT)	180,498	11,369,569
Public Storage (REIT)	50,565	10,132,720
Realty Income Corp. (REIT)	94,213	4,873,638
Regency Centers Corp. (REIT)	49,903	2,943,279
SBA Communications Corp. (REIT)*	39,413	6,736,470
Simon Property Group, Inc. (REIT)	105,257	16,246,417
SL Green Realty Corp. (REIT)	31,490	3,049,177
UDR, Inc. (REIT)	90,116	3,209,932
Ventas, Inc. (REIT)	120,301	5,958,509
Vornado Realty Trust (REIT)	59,023	3,972,248
Welltower, Inc. (REIT)	127,157	6,921,156
Weyerhaeuser Co. (REIT)	254,354	8,902,390

		208,033,734

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	102,982	4,862,810

Total Real Estate		212,896,544

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	2,091,938	74,577,590
CenturyLink, Inc.	324,599	5,333,162
Verizon Communications, Inc.	1,405,570	67,214,357

Total Telecommunication Services		147,125,109

Utilities (2.6%)
Electric Utilities (1.5%)
Alliant Energy Corp.	82,607	3,375,322
American Electric Power Co., Inc.	165,107	11,324,689
Duke Energy Corp.	236,928	18,354,812
Edison International	110,472	7,032,648
Entergy Corp.	62,550	4,927,689
Eversource Energy	108,474	6,391,288
Exelon Corp.	325,833	12,710,745
FirstEnergy Corp.	155,234	5,279,508
NextEra Energy, Inc.	160,198	26,165,139
PG&E Corp.	173,460	7,620,098
Pinnacle West Capital Corp.	39,033	3,114,833
PPL Corp.	231,069	6,536,942
Southern Co. (The)	340,298	15,197,709
Xcel Energy, Inc.	173,191	7,876,727

		135,908,149

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	216,430	$2,460,809
NRG Energy, Inc.	103,122	3,148,315

		5,609,124

Multi-Utilities (0.9%)
Ameren Corp.	80,697	4,569,871
CenterPoint Energy, Inc.	151,575	4,153,155
CMS Energy Corp.	95,570	4,328,365
Consolidated Edison, Inc.	105,023	8,185,493
Dominion Energy, Inc.	224,983	15,170,603
DTE Energy Co.	60,288	6,294,067
NiSource, Inc.	119,183	2,849,666
Public Service Enterprise Group, Inc.	170,212	8,551,451
SCANA Corp.	48,551	1,823,090
Sempra Energy	88,135	9,802,375
WEC Energy Group, Inc.	107,021	6,710,217

		72,438,353

Water Utilities (0.1%)
American Water Works Co., Inc.	60,028	4,930,100

Total Utilities		218,885,726

Total Common Stocks (90.6%) (Cost $4,807,588,024)		7,656,970,258

SHORT-TERM INVESTMENTS:
Investment Company (4.0%)
JPMorgan Prime Money Market Fund, IM Shares	331,577,865	331,544,708

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $3,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $3,062,526.(xx)	$3,000,000	3,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $7,000,992, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $7,145,893.(xx)	7,000,000	7,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,800,270, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $1,836,092.(xx)	1,800,000	1,800,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various Common Stocks; total market value $220,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,400,204, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,428,071.(xx)	1,400,000	1,400,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,222,743, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,247,022.(xx)	1,222,568	1,222,568
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $500,079, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $510,258.(xx)	500,000	500,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,200,339, collateralized by various Common Stocks; total market value $2,447,098.(xx)	2,200,000	2,200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,100,324, collateralized by various Common Stocks; total market value $2,335,866.(xx)	2,100,000	2,100,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $2,000,731, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $4,001,322, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $4,080,000.(xx)	4,000,000	4,000,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $1,000,331, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $1,020,000.(xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		28,422,568

Total Short-Term Investments (4.3%) (Cost $360,081,506)		359,967,276

Total Investments in Securities (94.9%) (Cost $5,167,669,530)		8,016,937,534
Other Assets Less Liabilities (5.1%)		427,323,500

Net Assets (100%)		$8,444,261,034

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $28,733,739. This was secured by cash collateral of $28,422,568 which was subsequently invested in joint repurchase agreements with a total value of $28,422,568, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $801,277 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	41,957	22,273,438	—	(733,258)	229,062	959,704	22,728,946	120,836	—
PNC Financial Services Group, Inc. (The)	159,551	24,151,693	—	(1,182,721)	417,746	743,775	24,130,493	123,695	—

Total		46,425,131	—	(1,915,979)	646,808	1,703,479	46,859,439	244,531	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	5,966	6/2018	USD	788,406,900	(36,867,683)

					(36,867,683)

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$970,542,846	$—	$—	$970,542,846
Consumer Staples	585,394,941	—	—	585,394,941
Energy	439,446,264	—	—	439,446,264
Financials	1,127,896,629	—	—	1,127,896,629
Health Care	1,049,679,687	—	—	1,049,679,687
Industrials	781,809,865	—	—	781,809,865
Information Technology	1,905,200,296	—	—	1,905,200,296
Materials	218,092,351	—	—	218,092,351
Real Estate	212,896,544	—	—	212,896,544
Telecommunication Services	147,125,109	—	—	147,125,109
Utilities	218,885,726	—	—	218,885,726
Short-Term Investments
Investment Company	331,544,708	—	—	331,544,708
Repurchase Agreements	—	28,422,568	—	28,422,568

Total Assets	$7,988,514,966	$28,422,568	$—	$8,016,937,534

Liabilities:
Futures	$(36,867,683)	$—	$—	$(36,867,683)

Total Liabilities	$(36,867,683)	$—	$—	$(36,867,683)

Total	$7,951,647,283	$28,422,568	$—	$7,980,069,851

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,040,103,819
Aggregate gross unrealized depreciation	(233,792,616)

Net unrealized appreciation	$2,806,311,203

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,173,758,648

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (0.8%)
Cooper Tire & Rubber Co.	18,355	$537,802
Dana, Inc.	52,306	1,347,403
Delphi Technologies plc	31,792	1,514,889
Gentex Corp.	98,946	2,277,736

		5,677,830

Automobiles (0.3%)
Thor Industries, Inc.	17,647	2,032,405

Distributors (0.3%)
Pool Corp.	14,537	2,125,600

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	21,706	1,032,120
Graham Holdings Co., Class B	1,669	1,005,155
Service Corp. International	66,644	2,515,146
Sotheby’s*	13,337	684,321

		5,236,742

Hotels, Restaurants & Leisure (2.6%)
Boyd Gaming Corp.	29,678	945,541
Brinker International, Inc.(x)	16,761	605,072
Cheesecake Factory, Inc. (The)(x)	15,259	735,789
Churchill Downs, Inc.	4,065	992,063
Cracker Barrel Old Country Store, Inc.(x)	8,586	1,366,891
Domino’s Pizza, Inc.	15,754	3,679,504
Dunkin’ Brands Group, Inc.(x)	29,631	1,768,674
ILG, Inc.	38,088	1,184,918
International Speedway Corp., Class A	8,728	384,905
Jack in the Box, Inc.	10,501	896,050
Papa John’s International, Inc.(x)	8,808	504,698
Scientific Games Corp., Class A*	19,165	797,264
Six Flags Entertainment Corp.	28,295	1,761,647
Texas Roadhouse, Inc.	23,629	1,365,284
Wendy’s Co. (The)	64,970	1,140,224

		18,128,524

Household Durables (1.5%)
Helen of Troy Ltd.*	9,654	839,898
KB Home	30,605	870,712
NVR, Inc.*	1,234	3,455,201
Tempur Sealy International, Inc.(x)*	16,622	752,810
Toll Brothers, Inc.	51,421	2,223,958
TRI Pointe Group, Inc.*	54,569	896,569
Tupperware Brands Corp.	18,442	892,224

		9,931,372

Leisure Products (0.6%)
Brunswick Corp.	31,372	1,863,183
Polaris Industries, Inc.(x)	21,119	2,418,548

		4,281,731

Media (1.4%)
AMC Networks, Inc., Class A*	17,734	916,848
Cable One, Inc.	1,694	1,163,964
Cinemark Holdings, Inc.	38,247	1,440,764
John Wiley & Sons, Inc., Class A	16,012	1,019,964
Live Nation Entertainment, Inc.*	48,742	2,053,988
Meredith Corp.(x)	14,266	767,511
New York Times Co. (The), Class A	46,079	1,110,504
TEGNA, Inc.	77,709	885,106

		9,358,649

Multiline Retail (0.2%)
Big Lots, Inc.(x)	15,156	659,740
Dillard’s, Inc., Class A(x)	7,443	597,971

		1,257,711

Specialty Retail (1.7%)
Aaron’s, Inc.	22,428	1,045,145
American Eagle Outfitters, Inc.	60,614	1,208,037
AutoNation, Inc.*	21,472	1,004,460
Bed Bath & Beyond, Inc.	51,205	1,074,793
Dick’s Sporting Goods, Inc.	29,952	1,049,818
GameStop Corp., Class A(x)	36,349	458,724
Michaels Cos., Inc. (The)*	39,842	785,286
Murphy USA, Inc.*	11,327	824,606
Office Depot, Inc.	187,422	402,957
Sally Beauty Holdings, Inc.*	44,992	740,118
Signet Jewelers Ltd.	21,760	838,195
Urban Outfitters, Inc.*	28,994	1,071,618
Williams-Sonoma, Inc.(x)	28,014	1,478,019

		11,981,776

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	17,054	1,775,321
Deckers Outdoor Corp.*	11,462	1,031,924
Skechers U.S.A., Inc., Class A*	48,865	1,900,360

		4,707,605

Total Consumer Discretionary		74,719,945

Consumer Staples (3.1%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	3,175	600,234

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	13,507	1,482,663
Sprouts Farmers Market, Inc.*	44,758	1,050,470
United Natural Foods, Inc.*	18,224	782,539

		3,315,672

Food Products (2.0%)
Flowers Foods, Inc.	66,721	1,458,521
Hain Celestial Group, Inc. (The)*	37,484	1,202,112
Ingredion, Inc.	26,018	3,354,240
Lamb Weston Holdings, Inc.	52,674	3,066,680
Lancaster Colony Corp.	7,018	864,197
Post Holdings, Inc.*	23,664	1,792,785
Sanderson Farms, Inc.	7,247	862,538
Tootsie Roll Industries, Inc.(x)	6,774	199,503
TreeHouse Foods, Inc.*	20,310	777,264

		13,577,840

Household Products (0.2%)
Energizer Holdings, Inc.	21,501	1,281,030

Personal Products (0.3%)
Edgewell Personal Care Co.*	19,435	948,817
Nu Skin Enterprises, Inc., Class A	17,881	1,318,008

		2,266,825

Total Consumer Staples		21,041,601

Energy (3.9%)
Energy Equipment & Services (1.3%)
Core Laboratories NV	15,910	1,721,781
Diamond Offshore Drilling, Inc.(x)*	22,970	336,740
Dril-Quip, Inc.*	13,836	619,853
Ensco plc, Class A(x)	156,529	687,162
Nabors Industries Ltd.	115,152	804,912
Oceaneering International, Inc.	35,319	654,814
Patterson-UTI Energy, Inc.	80,096	1,402,481
Rowan Cos. plc, Class A*	40,965	472,736
Superior Energy Services, Inc.*	55,747	469,947

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Transocean Ltd.(x)*	157,058	$1,554,875

		8,725,301

Oil, Gas & Consumable Fuels (2.6%)
Callon Petroleum Co.*	72,547	960,522
Chesapeake Energy Corp.(x)*	327,386	988,706
CNX Resources Corp.*	72,596	1,120,156
Energen Corp.*	35,042	2,202,740
Gulfport Energy Corp.*	59,394	573,152
HollyFrontier Corp.	63,888	3,121,569
Matador Resources Co.*	35,084	1,049,362
Murphy Oil Corp.	58,490	1,511,382
PBF Energy, Inc., Class A	39,858	1,351,186
QEP Resources, Inc.*	86,303	844,906
SM Energy Co.	36,877	664,892
Southwestern Energy Co.*	184,458	798,703
World Fuel Services Corp.	24,502	601,524
WPX Energy, Inc.*	143,525	2,121,300

		17,910,100

Total Energy		26,635,401

Financials (16.2%)
Banks (7.5%)
Associated Banc-Corp.	61,445	1,526,908
BancorpSouth Bank	30,129	958,102
Bank of Hawaii Corp.	15,318	1,272,926
Bank of the Ozarks, Inc.	43,730	2,110,847
Cathay General Bancorp	27,438	1,096,971
Chemical Financial Corp.	25,681	1,404,237
Commerce Bancshares, Inc.	33,893	2,030,530
Cullen/Frost Bankers, Inc.	20,880	2,214,742
East West Bancorp, Inc.	52,095	3,258,022
First Horizon National Corp.	117,686	2,216,027
FNB Corp.	116,674	1,569,265
Fulton Financial Corp.	63,284	1,123,291
Hancock Holding Co.	30,730	1,588,741
Home BancShares, Inc.	57,025	1,300,740
International Bancshares Corp.	19,543	760,223
MB Financial, Inc.	30,247	1,224,399
PacWest Bancorp	45,347	2,246,037
Pinnacle Financial Partners, Inc.	26,652	1,711,058
Prosperity Bancshares, Inc.	25,146	1,826,354
Signature Bank*	19,339	2,745,171
Sterling Bancorp	80,935	1,825,084
Synovus Financial Corp.	42,659	2,130,390
TCF Financial Corp.	61,320	1,398,709
Texas Capital Bancshares, Inc.*	17,883	1,607,682
Trustmark Corp.	24,368	759,307
UMB Financial Corp.	15,858	1,147,961
Umpqua Holdings Corp.	79,402	1,699,997
United Bankshares, Inc.	37,886	1,335,482
Valley National Bancorp	95,527	1,190,266
Webster Financial Corp.	33,176	1,837,950
Wintrust Financial Corp.	20,267	1,743,975

		50,861,394

Capital Markets (3.7%)
Eaton Vance Corp.	43,244	2,407,393
Evercore, Inc., Class A	14,860	1,295,792
FactSet Research Systems, Inc.	14,061	2,804,045
Federated Investors, Inc., Class B	33,934	1,133,396
Interactive Brokers Group, Inc., Class A	25,760	1,732,102
Janus Henderson Group plc	64,983	2,150,287
Legg Mason, Inc.	30,577	1,242,955
MarketAxess Holdings, Inc.	13,541	2,944,355
MSCI, Inc.	32,410	4,844,323
SEI Investments Co.	47,082	3,526,913
Stifel Financial Corp.	25,867	1,532,102

		25,613,663

Consumer Finance (0.3%)
SLM Corp.*	156,073	1,749,578

Insurance (4.1%)
Alleghany Corp.	5,519	3,391,094
American Financial Group, Inc.	24,884	2,792,482
Aspen Insurance Holdings Ltd.	21,530	965,621
Brown & Brown, Inc.	82,728	2,104,600
CNO Financial Group, Inc.	59,980	1,299,767
First American Financial Corp.	39,887	2,340,569
Genworth Financial, Inc., Class A*	178,871	506,205
Hanover Insurance Group, Inc. (The)	15,325	1,806,664
Kemper Corp.	17,406	992,142
Mercury General Corp.	13,165	603,879
Old Republic International Corp.	89,688	1,923,808
Primerica, Inc.	15,816	1,527,826
Reinsurance Group of America, Inc.	23,226	3,576,803
RenaissanceRe Holdings Ltd.	14,423	1,997,730
WR Berkley Corp.	34,648	2,518,910

		28,348,100

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc.(x)*	2,779	911,929
New York Community Bancorp, Inc.	176,533	2,300,225
Washington Federal, Inc.	31,169	1,078,447

		4,290,601

Total Financials		110,863,336

Health Care (7.4%)
Biotechnology (0.3%)
United Therapeutics Corp.*	15,574	1,749,895

Health Care Equipment & Supplies (3.6%)
ABIOMED, Inc.*	15,155	4,409,953
Cantel Medical Corp.	12,776	1,423,374
Globus Medical, Inc., Class A*	26,113	1,300,950
Halyard Health, Inc.*	16,835	775,757
Hill-Rom Holdings, Inc.	23,837	2,073,819
ICU Medical, Inc.*	5,431	1,370,784
LivaNova plc*	15,657	1,385,645
Masimo Corp.*	17,136	1,507,111
NuVasive, Inc.*	18,450	963,275
STERIS plc	30,567	2,853,735
Teleflex, Inc.	16,230	4,138,325
West Pharmaceutical Services, Inc.	26,680	2,355,577

		24,558,305

Health Care Providers & Services (1.7%)
Acadia Healthcare Co., Inc.(x)*	29,456	1,154,086
Encompass Health Corp.	35,367	2,021,931
LifePoint Health, Inc.*	14,005	658,235
MEDNAX, Inc.*	33,784	1,879,404
Molina Healthcare, Inc.(x)*	16,565	1,344,747
Patterson Cos., Inc.	29,340	652,228
Tenet Healthcare Corp.*	29,170	707,373
WellCare Health Plans, Inc.*	16,042	3,106,212

		11,524,216

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	65,095	803,923
Medidata Solutions, Inc.*	21,319	1,339,047

		2,142,970

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	7,282	1,821,083
Bio-Techne Corp.	13,486	2,036,925
Charles River Laboratories International, Inc.*	17,079	1,823,012

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Syneos Health, Inc.*	20,285	$720,118

		6,401,138

Pharmaceuticals (0.6%)
Akorn, Inc.*	34,086	637,749
Catalent, Inc.*	48,008	1,971,208
Endo International plc*	72,784	432,337
Mallinckrodt plc*	31,075	449,966
Prestige Brands Holdings, Inc.*	19,143	645,502

		4,136,762

Total Health Care		50,513,286

Industrials (14.1%)
Aerospace & Defense (1.4%)
Curtiss-Wright Corp.	15,902	2,147,883
Esterline Technologies Corp.*	9,491	694,267
KLX, Inc.*	18,145	1,289,384
Orbital ATK, Inc.	20,822	2,761,205
Teledyne Technologies, Inc.*	12,855	2,406,070

		9,298,809

Airlines (0.3%)
JetBlue Airways Corp.*	115,916	2,355,413

Building Products (0.4%)
Lennox International, Inc.	13,549	2,769,009

Commercial Services & Supplies (1.9%)
Brink’s Co. (The)	18,217	1,299,783
Clean Harbors, Inc.*	18,522	904,059
Copart, Inc.*	72,714	3,703,325
Deluxe Corp.	17,204	1,273,268
Healthcare Services Group, Inc.	26,535	1,153,742
Herman Miller, Inc.	21,551	688,554
HNI Corp.	15,715	567,154
MSA Safety, Inc.	12,249	1,019,607
Pitney Bowes, Inc.	67,154	731,307
Rollins, Inc.	34,613	1,766,301

		13,107,100

Construction & Engineering (1.1%)
AECOM*	57,325	2,042,489
Dycom Industries, Inc.*	11,235	1,209,223
EMCOR Group, Inc.	21,021	1,638,167
Granite Construction, Inc.	14,363	802,317
KBR, Inc.	50,509	817,741
Valmont Industries, Inc.	8,172	1,195,564

		7,705,501

Electrical Equipment (0.7%)
EnerSys	15,081	1,046,169
Hubbell, Inc.	19,696	2,398,579
Regal Beloit Corp.	16,020	1,175,067

		4,619,815

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	22,284	2,326,672

Machinery (4.7%)
AGCO Corp.	23,791	1,542,846
Crane Co.	18,268	1,694,174
Donaldson Co., Inc.	46,795	2,108,115
Graco, Inc.	61,045	2,790,977
IDEX Corp.	27,586	3,931,280
ITT, Inc.	31,709	1,553,107
Kennametal, Inc.	29,366	1,179,339
Lincoln Electric Holdings, Inc.	22,239	2,000,398
Nordson Corp.	18,378	2,505,657
Oshkosh Corp.	26,861	2,075,549
Terex Corp.	27,736	1,037,604
Timken Co. (The)	24,707	1,126,639
Toro Co. (The)	38,519	2,405,512
Trinity Industries, Inc.	54,249	1,770,145
Wabtec Corp.(x)	30,804	2,507,446
Woodward, Inc.	19,877	1,424,386

		31,653,174

Marine (0.2%)
Kirby Corp.*	19,369	1,490,445

Professional Services (0.6%)
Dun & Bradstreet Corp. (The)	13,321	1,558,557
ManpowerGroup, Inc.	23,833	2,743,178

		4,301,735

Road & Rail (1.8%)
Avis Budget Group, Inc.*	25,603	1,199,245
Genesee & Wyoming, Inc., Class A*	22,287	1,577,697
Knight-Swift Transportation Holdings, Inc.	46,227	2,126,904
Landstar System, Inc.	15,139	1,659,991
Old Dominion Freight Line, Inc.	24,642	3,621,635
Ryder System, Inc.	19,081	1,388,906
Werner Enterprises, Inc.	16,158	589,767

		12,164,145

Trading Companies & Distributors (0.7%)
GATX Corp.(x)	13,686	937,354
MSC Industrial Direct Co., Inc., Class A	16,227	1,488,178
NOW, Inc.(x)*	39,103	399,633
Watsco, Inc.	11,524	2,085,498

		4,910,663

Total Industrials		96,702,481

Information Technology (16.0%)
Communications Equipment (1.0%)
ARRIS International plc*	62,720	1,666,471
Ciena Corp.*	51,949	1,345,479
InterDigital, Inc.	12,337	908,003
NetScout Systems, Inc.*	31,344	825,914
Plantronics, Inc.	11,899	718,343
ViaSat, Inc.(x)*	19,710	1,295,341

		6,759,551

Electronic Equipment, Instruments & Components (4.4%)
Arrow Electronics, Inc.*	31,633	2,436,374
Avnet, Inc.	43,281	1,807,415
Belden, Inc.	15,094	1,040,580
Cognex Corp.	62,514	3,250,102
Coherent, Inc.*	8,940	1,675,356
Jabil, Inc.	63,156	1,814,472
Keysight Technologies, Inc.*	68,433	3,585,204
Knowles Corp.*	31,917	401,835
Littelfuse, Inc.	8,942	1,861,546
National Instruments Corp.	38,749	1,959,537
SYNNEX Corp.	10,538	1,247,699
Tech Data Corp.*	12,537	1,067,275
Trimble, Inc.*	89,453	3,209,573
VeriFone Systems, Inc.*	40,075	616,354
Vishay Intertechnology, Inc.	47,266	879,148
Zebra Technologies Corp., Class A*	19,181	2,669,803

		29,522,273

Internet Software & Services (0.6%)
Cars.com, Inc.*	25,706	728,251
j2 Global, Inc.	17,671	1,394,595
LogMeIn, Inc.	18,931	2,187,477

		4,310,323

IT Services (3.6%)
Acxiom Corp.*	28,475	646,667
Broadridge Financial Solutions, Inc.	42,048	4,612,246

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Convergys Corp.	32,934	$744,967
CoreLogic, Inc.*	29,458	1,332,385
DST Systems, Inc.	21,353	1,786,178
Jack Henry & Associates, Inc.	27,830	3,366,039
Leidos Holdings, Inc.	51,273	3,353,254
MAXIMUS, Inc.	23,488	1,567,589
Sabre Corp.	81,328	1,744,486
Science Applications International Corp.	15,460	1,218,248
Teradata Corp.*	43,930	1,742,703
WEX, Inc.*	14,408	2,256,581

		24,371,343

Semiconductors & Semiconductor Equipment (3.1%)
Cirrus Logic, Inc.*	22,761	924,779
Cree, Inc.*	35,349	1,424,918
Cypress Semiconductor Corp.	127,838	2,168,132
First Solar, Inc.*	29,357	2,083,760
Integrated Device Technology, Inc.*	47,548	1,453,067
Microsemi Corp.*	42,367	2,741,992
MKS Instruments, Inc.	19,637	2,271,019
Monolithic Power Systems, Inc.	13,971	1,617,423
Silicon Laboratories, Inc.*	15,387	1,383,291
Synaptics, Inc.*	12,408	567,418
Teradyne, Inc.	70,466	3,221,002
Versum Materials, Inc.	39,254	1,477,128

		21,333,929

Software (3.0%)
ACI Worldwide, Inc.*	42,036	997,094
Blackbaud, Inc.	17,320	1,763,349
CDK Global, Inc.	45,578	2,886,911
CommVault Systems, Inc.*	15,049	860,803
Fair Isaac Corp.*	10,828	1,833,938
Fortinet, Inc.*	52,058	2,789,268
Manhattan Associates, Inc.*	24,628	1,031,421
PTC, Inc.*	41,882	3,267,214
Tyler Technologies, Inc.*	12,695	2,678,137
Ultimate Software Group, Inc. (The)*	10,459	2,548,858

		20,656,993

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	41,225	477,798
Diebold Nixdorf, Inc.(x)	27,675	426,195
NCR Corp.*	42,638	1,343,950

		2,247,943

Total Information Technology		109,202,355

Materials (6.4%)
Chemicals (2.5%)
Ashland Global Holdings, Inc.	22,432	1,565,529
Cabot Corp.	22,343	1,244,952
Chemours Co. (The)	66,708	3,249,348
Minerals Technologies, Inc.	12,716	851,336
NewMarket Corp.	3,306	1,327,954
Olin Corp.	60,192	1,829,235
PolyOne Corp.	29,169	1,240,266
RPM International, Inc.(x)	48,146	2,295,120
Scotts Miracle-Gro Co. (The)	14,364	1,231,713
Sensient Technologies Corp.	15,553	1,097,731
Valvoline, Inc.	72,441	1,603,119

		17,536,303

Construction Materials (0.3%)
Eagle Materials, Inc.	17,506	1,803,993

Containers & Packaging (1.1%)
AptarGroup, Inc.	22,261	1,999,705
Bemis Co., Inc.	32,741	1,424,888
Greif, Inc., Class A	9,451	493,815
Owens-Illinois, Inc.*	58,816	1,273,955
Silgan Holdings, Inc.	26,696	743,484
Sonoco Products Co.	35,798	1,736,203

		7,672,050

Metals & Mining (2.1%)
Allegheny Technologies, Inc.(x)*	45,376	1,074,504
Carpenter Technology Corp.	16,898	745,540
Commercial Metals Co.	41,770	854,614
Compass Minerals International, Inc.(x)	12,162	733,369
Reliance Steel & Aluminum Co.	26,239	2,249,732
Royal Gold, Inc.	23,451	2,013,737
Steel Dynamics, Inc.	85,069	3,761,750
United States Steel Corp.	63,356	2,229,498
Worthington Industries, Inc.	15,753	676,119

		14,338,863

Paper & Forest Products (0.4%)
Domtar Corp.	22,619	962,212
Louisiana-Pacific Corp.	52,234	1,502,772

		2,464,984

Total Materials		43,816,193

Real Estate (8.0%)
Equity Real Estate Investment Trusts (REITs) (7.6%)
Alexander & Baldwin, Inc. (REIT)	24,311	562,313
American Campus Communities, Inc. (REIT)	49,136	1,897,632
Camden Property Trust (REIT)	33,376	2,809,591
CoreCivic, Inc. (REIT)	42,610	831,747
CoreSite Realty Corp. (REIT)	12,335	1,236,707
Corporate Office Properties Trust (REIT)	36,367	939,360
Cousins Properties, Inc. (REIT)	150,614	1,307,330
CyrusOne, Inc. (REIT)	34,617	1,772,737
DCT Industrial Trust, Inc. (REIT)	33,755	1,901,757
Douglas Emmett, Inc. (REIT)	57,360	2,108,554
Education Realty Trust, Inc. (REIT)	27,491	900,330
EPR Properties (REIT)	23,226	1,286,720
First Industrial Realty Trust, Inc. (REIT)	43,302	1,265,717
GEO Group, Inc. (The) (REIT)	44,781	916,667
Healthcare Realty Trust, Inc. (REIT)	44,905	1,244,318
Highwoods Properties, Inc. (REIT)	37,218	1,630,893
Hospitality Properties Trust (REIT)	58,784	1,489,587
JBG SMITH Properties (REIT)	33,714	1,136,499
Kilroy Realty Corp. (REIT)	35,538	2,521,775
Lamar Advertising Co. (REIT), Class A	30,213	1,923,360
LaSalle Hotel Properties (REIT)	40,964	1,188,366
Liberty Property Trust (REIT)	53,091	2,109,305
Life Storage, Inc. (REIT)	16,790	1,402,301
Mack-Cali Realty Corp. (REIT)	32,256	538,998
Medical Properties Trust, Inc. (REIT)	131,313	1,707,069
National Retail Properties, Inc. (REIT)	55,402	2,175,083
Omega Healthcare Investors, Inc. (REIT)(x)	71,497	1,933,279
PotlatchDeltic Corp. (REIT)	21,696	1,129,277
Quality Care Properties, Inc. (REIT)*	34,015	660,911
Rayonier, Inc. (REIT)	46,507	1,636,116
Sabra Health Care REIT, Inc. (REIT)	64,543	1,139,184
Senior Housing Properties Trust (REIT)	85,010	1,331,257
Tanger Factory Outlet Centers, Inc. (REIT)(x)	34,045	748,990

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Taubman Centers, Inc. (REIT)	21,935	$1,248,321
Uniti Group, Inc. (REIT)(x)	59,517	967,151
Urban Edge Properties (REIT)	38,284	817,363
Washington Prime Group, Inc. (REIT)(x)	67,930	453,093
Weingarten Realty Investors (REIT)	43,200	1,213,056

		52,082,714

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	16,359	2,856,936

Total Real Estate		54,939,650

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	33,259	932,250

Total Telecommunication Services		932,250

Utilities (5.0%)
Electric Utilities (1.9%)
ALLETE, Inc.	18,329	1,324,270
Great Plains Energy, Inc.	77,602	2,466,968
Hawaiian Electric Industries, Inc.	39,281	1,350,481
IDACORP, Inc.	18,184	1,605,102
OGE Energy Corp.	71,883	2,355,606
PNM Resources, Inc.	28,792	1,101,294
Westar Energy, Inc.	51,221	2,693,712

		12,897,433

Gas Utilities (1.9%)
Atmos Energy Corp.	39,975	3,367,494
National Fuel Gas Co.	30,891	1,589,342
New Jersey Resources Corp.	31,522	1,264,032
ONE Gas, Inc.	18,893	1,247,316
Southwest Gas Holdings, Inc.*	17,327	1,171,825
UGI Corp.	62,311	2,767,855
WGL Holdings, Inc.	18,508	1,548,194

		12,956,058

Multi-Utilities (0.9%)
Black Hills Corp.	19,353	1,050,868
MDU Resources Group, Inc.	70,389	1,982,154
NorthWestern Corp.	17,706	952,583
Vectren Corp.	29,913	1,912,039

		5,897,644

Water Utilities (0.3%)
Aqua America, Inc.	64,038	2,181,134

Total Utilities		33,932,269

Total Common Stocks (91.1%) (Cost $479,618,310)		623,298,767

SHORT-TERM INVESTMENTS:
Investment Company (3.0%)
JPMorgan Prime Money Market Fund, IM Shares	20,309,476	20,307,445

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.3%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,500,365, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $2,550,001.(xx)	$2,500,000	2,500,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $5,000,708, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $5,104,209.(xx)	5,000,000	5,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,900,285, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $1,938,097.(xx)	1,900,000	1,900,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,400,204, collateralized by various Corp.orate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,428,071.(xx)	1,400,000	1,400,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,627,334, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,659,647.(xx)	1,627,102	1,627,102
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $500,079, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $510,258.(xx)	500,000	500,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,200,339, collateralized by various Common Stocks; total market value $2,447,098.(xx)	2,200,000	2,200,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $1,000,366, collateralized by various Common Stocks; total market value $1,112,317.(xx)	$1,000,000	$1,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,300,355, collateralized by various Common Stocks; total market value $2,558,329.(xx)	2,300,000	2,300,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $3,000,450, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $3,060,058.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		22,427,102

Total Short-Term Investments (6.3%) (Cost $42,740,353)		42,734,547

Total Investments in Securities (97.4%) (Cost $522,358,663)		666,033,314
Other Assets Less Liabilities (2.6%)		17,430,349

Net Assets (100%)		$683,463,663

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $23,667,835. This was secured by cash collateral of $22,427,102 which was subsequently invested in joint repurchase agreements with a total value of $22,427,102, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,861,181 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	323	6/2018	USD	60,824,130	(1,777,485)

					(1,777,485)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$74,719,945	$—	$—	$74,719,945
Consumer Staples	21,041,601	—	—	21,041,601
Energy	26,635,401	—	—	26,635,401
Financials	110,863,336	—	—	110,863,336
Health Care	50,513,286	—	—	50,513,286
Industrials	96,702,481	—	—	96,702,481
Information Technology	109,202,355	—	—	109,202,355
Materials	43,816,193	—	—	43,816,193
Real Estate	54,939,650	—	—	54,939,650
Telecommunication Services	932,250	—	—	932,250
Utilities	33,932,269	—	—	33,932,269
Short-Term Investments
Investment Company	20,307,445	—	—	20,307,445
Repurchase Agreements	—	22,427,102	—	22,427,102

Total Assets	$643,606,212	$22,427,102	$—	$666,033,314

Liabilities:
Futures	$(1,777,485)	$—	$—	$(1,777,485)

Total Liabilities	$(1,777,485)	$—	$—	$(1,777,485)

Total	$641,828,727	$22,427,102	$—	$664,255,829

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$186,707,595
Aggregate gross unrealized depreciation	(45,303,833)

Net unrealized appreciation	$141,403,762

Federal income tax cost of investments in securities and derivative instruments, if applicable	$522,852,067

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	148,165	$2,255,071
Cooper Tire & Rubber Co.	75,056	2,199,141
Cooper-Standard Holdings, Inc.*	25,689	3,154,866
Dana, Inc.	213,460	5,498,729
Dorman Products, Inc.*	39,360	2,606,026
Fox Factory Holding Corp.*	53,140	1,854,586
Gentherm, Inc.*	55,052	1,869,015
Horizon Global Corp.*	40,676	335,170
LCI Industries	35,932	3,742,318
Modine Manufacturing Co.*	71,943	1,521,594
Motorcar Parts of America, Inc.*	28,007	600,190
Shiloh Industries, Inc.*	23,237	202,162
Standard Motor Products, Inc.	32,465	1,544,360
Stoneridge, Inc.*	40,897	1,128,757
Superior Industries International, Inc.	36,649	487,432
Tenneco, Inc.	75,049	4,117,939
Tower International, Inc.	28,210	782,828

		33,900,184

Automobiles (0.1%)
Winnebago Industries, Inc.	47,608	1,790,061

Distributors (0.1%)
Core-Mark Holding Co., Inc.	68,825	1,463,219
Funko, Inc., Class A(x)*	11,530	94,661
VOXX International Corp.*	29,129	144,189
Weyco Group, Inc.	8,303	278,981

		1,981,050

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	88,916	4,227,956
American Public Education, Inc.*	22,741	977,863
Ascent Capital Group, Inc., Class A*	17,936	66,004
Bridgepoint Education, Inc.*	36,602	246,697
Cambium Learning Group, Inc.*	16,233	181,810
Capella Education Co.	17,547	1,532,730
Career Education Corp.*	102,083	1,341,371
Carriage Services, Inc.	22,376	618,920
Chegg, Inc.*	144,287	2,980,969
Collectors Universe, Inc.	12,221	191,992
Grand Canyon Education, Inc.*	69,881	7,331,914
Houghton Mifflin Harcourt Co.*	156,246	1,085,910
K12, Inc.*	52,484	744,223
Laureate Education, Inc., Class A*	79,574	1,094,143
Liberty Tax, Inc., Class A	10,568	106,737
Regis Corp.*	55,693	842,635
Sotheby’s*	55,730	2,859,506
Strayer Education, Inc.	15,791	1,595,681
Weight Watchers International, Inc.*	42,597	2,714,281

		30,741,342

Hotels, Restaurants & Leisure (2.7%)
Belmond Ltd., Class A*	136,354	1,520,347
Biglari Holdings, Inc.*	1,603	654,681
BJ’s Restaurants, Inc.	28,959	1,300,259
Bloomin’ Brands, Inc.	135,005	3,277,921
Bluegreen Vacations Corp.(x)	10,411	220,401
Bojangles’, Inc.*	25,842	357,912
Boyd Gaming Corp.	124,192	3,956,757
Brinker International, Inc.(x)	68,040	2,456,244
Caesars Entertainment Corp.*	202,427	2,277,304
Carrols Restaurant Group, Inc.*	52,491	587,899
Century Casinos, Inc.*	35,677	266,150
Cheesecake Factory, Inc. (The)(x)	62,925	3,034,244
Churchill Downs, Inc.	19,774	4,825,845
Chuy’s Holdings, Inc.*	24,571	643,760
Cracker Barrel Old Country Store, Inc.(x)	28,326	4,509,499
Dave & Buster’s Entertainment, Inc.*	61,614	2,571,768
Del Frisco’s Restaurant Group, Inc.*	33,029	503,692
Del Taco Restaurants, Inc.*	49,690	514,788
Denny’s Corp.*	92,977	1,434,635
Dine Brands Global, Inc.(x)	25,639	1,681,406
Drive Shack, Inc.*	94,062	449,616
El Pollo Loco Holdings, Inc.*	29,452	279,794
Eldorado Resorts, Inc.(x)*	70,883	2,339,139
Empire Resorts, Inc.*	6,727	116,041
Fiesta Restaurant Group, Inc.(x)*	37,949	702,057
Fogo De Chao, Inc.*	13,678	215,429
Golden Entertainment, Inc.(x)*	26,726	620,845
Habit Restaurants, Inc. (The), Class A*	30,189	265,663
ILG, Inc.	158,377	4,927,108
Inspired Entertainment, Inc.*	5,355	29,453
International Speedway Corp., Class A	35,503	1,565,682
J Alexander’s Holdings, Inc.*	18,500	211,825
Jack in the Box, Inc.	43,565	3,717,401
La Quinta Holdings, Inc.*	118,343	2,237,866
Lindblad Expeditions Holdings, Inc.*	29,907	307,145
Marcus Corp. (The)	28,473	864,156
Marriott Vacations Worldwide Corp.	32,030	4,266,396
Monarch Casino & Resort, Inc.*	16,813	711,022
Nathan’s Famous, Inc.	4,192	309,789
Noodles & Co.(x)*	15,881	119,902
Papa John’s International, Inc.	38,094	2,182,786
Penn National Gaming, Inc.*	119,268	3,131,978
Pinnacle Entertainment, Inc.*	77,586	2,339,218
Planet Fitness, Inc., Class A*	128,413	4,850,159
PlayAGS, Inc.(x)*	14,944	347,597
Potbelly Corp.*	34,555	416,388
RCI Hospitality Holdings, Inc.	13,509	383,521
Red Lion Hotels Corp.*	26,082	254,300
Red Robin Gourmet Burgers, Inc.*	19,910	1,154,780
Red Rock Resorts, Inc., Class A	104,122	3,048,692
Ruth’s Hospitality Group, Inc.	45,360	1,109,052
Scientific Games Corp., Class A*	79,552	3,309,363
SeaWorld Entertainment, Inc.(x)*	103,785	1,539,132
Shake Shack, Inc., Class A(x)*	33,375	1,389,401
Sonic Corp.(x)	56,416	1,423,376
Speedway Motorsports, Inc.	18,967	337,992
Texas Roadhouse, Inc.	98,882	5,713,401
Wingstop, Inc.	42,609	2,012,423
Zoe’s Kitchen, Inc.(x)*	28,291	408,522

		96,203,922

Household Durables (1.3%)
AV Homes, Inc.(x)*	17,732	328,929
Bassett Furniture Industries, Inc.	14,567	442,108
Beazer Homes USA, Inc.*	46,109	735,439
Cavco Industries, Inc.*	12,969	2,253,364
Century Communities, Inc.*	30,850	923,958
CSS Industries, Inc.	13,414	234,745
Ethan Allen Interiors, Inc.	37,610	863,150
Flexsteel Industries, Inc.	11,475	454,181
GoPro, Inc., Class A(x)*	161,160	771,956
Green Brick Partners, Inc.*	34,986	381,347
Hamilton Beach Brands Holding Co., Class A	8,249	175,044
Helen of Troy Ltd.*	40,085	3,487,395
Hooker Furniture Corp.	16,631	610,358
Hovnanian Enterprises, Inc., Class A*	199,158	364,459
Installed Building Products, Inc.*	32,847	1,972,462

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
iRobot Corp.(x)*	39,398	$2,528,958
KB Home	126,704	3,604,729
La-Z-Boy, Inc.	69,411	2,078,859
LGI Homes, Inc.(x)*	26,439	1,865,800
Libbey, Inc.	32,370	158,289
Lifetime Brands, Inc.	14,836	183,966
M/I Homes, Inc.*	39,505	1,258,234
MDC Holdings, Inc.	68,425	1,910,426
Meritage Homes Corp.*	58,054	2,626,944
New Home Co., Inc. (The)*	18,534	205,357
PICO Holdings, Inc.*	34,249	392,151
Taylor Morrison Home Corp., Class A*	165,242	3,846,834
TopBuild Corp.*	52,883	4,046,606
TRI Pointe Group, Inc.*	221,429	3,638,078
Universal Electronics, Inc.*	21,323	1,109,862
William Lyon Homes, Class A*	47,671	1,310,476
ZAGG, Inc.*	41,543	506,825

		45,271,289

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	42,641	503,164
Duluth Holdings, Inc., Class B(x)*	14,127	264,599
FTD Cos., Inc.*	25,343	92,249
Gaia, Inc.*	12,949	200,710
Groupon, Inc.(x)*	512,458	2,224,067
Lands’ End, Inc.*	19,026	444,257
Liberty TripAdvisor Holdings, Inc., Class A*	111,668	1,200,431
Nutrisystem, Inc.	45,140	1,216,523
Overstock.com, Inc.(x)*	24,986	905,743
PetMed Express, Inc.(x)	29,243	1,220,895
Shutterfly, Inc.*	48,770	3,962,562

		12,235,200

Leisure Products (0.3%)
Acushnet Holdings Corp.(x)	46,002	1,062,186
American Outdoor Brands Corp.(x)*	74,359	767,385
Callaway Golf Co.	142,517	2,331,579
Clarus Corp.*	29,107	196,472
Escalade, Inc.	17,176	235,311
Johnson Outdoors, Inc., Class A	6,969	432,078
Malibu Boats, Inc., Class A*	30,840	1,024,196
Marine Products Corp.	12,209	171,048
MCBC Holdings, Inc.*	28,077	707,540
Nautilus, Inc.*	45,398	610,603
Sturm Ruger & Co., Inc.(x)	24,417	1,281,893
Vista Outdoor, Inc.*	86,385	1,409,803

		10,230,094

Media (1.1%)
AMC Entertainment Holdings, Inc., Class A(x)	77,942	1,095,085
Beasley Broadcast Group, Inc., Class A	7,247	81,891
Central European Media Enterprises Ltd., Class A*	123,375	518,175
Clear Channel Outdoor Holdings, Inc., Class A	54,435	266,732
Cogint, Inc.(x)*	32,588	81,470
Daily Journal Corp.(x)*	1,764	403,056
Emerald Expositions Events, Inc.(x)	24,483	476,929
Entercom Communications Corp., Class A(x)	190,168	1,835,121
Entravision Communications Corp., Class A	104,453	490,929
Eros International plc(x)*	45,325	494,043
EW Scripps Co. (The), Class A	88,033	1,055,516
Gannett Co., Inc.	164,306	1,639,774
Global Eagle Entertainment, Inc.(x)*	72,097	105,983
Gray Television, Inc.*	118,357	1,503,134
Hemisphere Media Group, Inc.*	23,342	262,598
IMAX Corp.*	83,944	1,611,725
Liberty Media Corp.-Liberty Braves, Class C*	51,706	1,179,931
Liberty Media Corp.-Liberty Braves, Class A*	16,037	364,521
Loral Space & Communications, Inc.*	19,115	796,140
MDC Partners, Inc., Class A*	85,960	618,912
Meredith Corp.(x)	58,927	3,170,272
MSG Networks, Inc., Class A*	90,827	2,052,690
National CineMedia, Inc.	99,724	517,568
New Media Investment Group, Inc.	75,264	1,290,025
New York Times Co. (The), Class A	188,754	4,548,970
Nexstar Media Group, Inc., Class A	64,859	4,313,123
Reading International, Inc., Class A*	26,026	433,333
Saga Communications, Inc., Class A	5,420	201,895
Salem Media Group, Inc.	14,054	50,594
Scholastic Corp.	41,168	1,598,965
Sinclair Broadcast Group, Inc., Class A(x)	105,410	3,299,332
Townsquare Media, Inc., Class A	16,062	127,372
tronc, Inc.*	30,747	504,866
WideOpenWest, Inc.(x)*	39,212	280,366
World Wrestling Entertainment, Inc., Class A(x)	62,870	2,263,949

		39,534,985

Multiline Retail (0.3%)
Big Lots, Inc.(x)	61,635	2,682,972
Dillard’s, Inc., Class A(x)	19,699	1,582,618
Fred’s, Inc., Class A(x)	56,238	168,152
JC Penney Co., Inc.(x)*	470,213	1,420,043
Ollie’s Bargain Outlet Holdings, Inc.*	70,467	4,249,159
Sears Holdings Corp.(x)*	15,785	42,146

		10,145,090

Specialty Retail (2.0%)
Aaron’s, Inc.	93,678	4,365,395
Abercrombie & Fitch Co., Class A	102,848	2,489,950
American Eagle Outfitters, Inc.	239,419	4,771,620
America’s Car-Mart, Inc.*	10,265	517,869
Asbury Automotive Group, Inc.*	26,596	1,795,230
Ascena Retail Group, Inc.*	260,501	523,607
At Home Group, Inc.(x)*	15,889	509,084
Barnes & Noble Education, Inc.*	58,311	401,763
Barnes & Noble, Inc.	92,338	457,073
Big 5 Sporting Goods Corp.(x)	32,020	232,145
Boot Barn Holdings, Inc.*	29,004	514,241
Buckle, Inc. (The)(x)	43,423	961,819
Build-A-Bear Workshop, Inc.*	18,918	173,100
Caleres, Inc.	60,715	2,040,024
Camping World Holdings, Inc., Class A	47,068	1,517,943
Carvana Co.(x)*	22,859	524,157
Cato Corp. (The), Class A	37,659	555,094
Chico’s FAS, Inc.	186,425	1,685,282
Children’s Place, Inc. (The)	25,468	3,444,547
Citi Trends, Inc.	21,226	656,096
Conn’s, Inc.*	26,637	905,658
Container Store Group, Inc. (The)(x)*	21,378	116,296
DSW, Inc., Class A(x)	95,458	2,143,987
Express, Inc.*	112,441	805,078
Finish Line, Inc. (The), Class A(x)	61,361	830,828
Five Below, Inc.*	80,431	5,898,809
Francesca’s Holdings Corp.*	55,607	266,914
Genesco, Inc.*	28,921	1,174,193

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
GNC Holdings, Inc., Class A(x)*	103,377	$399,035
Group 1 Automotive, Inc.	29,868	1,951,575
Guess?, Inc.(x)	91,919	1,906,400
Haverty Furniture Cos., Inc.	27,808	560,331
Hibbett Sports, Inc.*	29,185	698,981
Hudson Ltd., Class A*	58,108	924,498
J. Jill, Inc.(x)*	17,176	75,918
Kirkland’s, Inc.*	23,696	229,614
Lithia Motors, Inc., Class A	35,349	3,553,281
Lumber Liquidators Holdings, Inc.(x)*	42,712	1,021,671
MarineMax, Inc.*	33,156	644,884
Monro, Inc.	46,316	2,482,538
National Vision Holdings, Inc.*	45,322	1,464,354
Office Depot, Inc.	748,455	1,609,178
Party City Holdco, Inc.(x)*	50,585	789,126
Pier 1 Imports, Inc.	124,409	400,597
Rent-A-Center, Inc.(x)	65,348	563,953
Restoration Hardware Holdings, Inc.(x)*	29,579	2,818,287
Shoe Carnival, Inc.	16,728	398,126
Sleep Number Corp.*	57,672	2,027,171
Sonic Automotive, Inc., Class A	34,929	661,905
Sportsman’s Warehouse Holdings, Inc.(x)*	54,426	222,058
Tailored Brands, Inc.	72,433	1,815,171
Tile Shop Holdings, Inc.	57,509	345,054
Tilly’s, Inc., Class A	21,102	238,453
Vitamin Shoppe, Inc.(x)*	31,787	138,273
Winmark Corp.	2,801	366,371
Zumiez, Inc.*	27,579	659,138

		69,243,743

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	44,185	3,377,060
Crocs, Inc.*	101,146	1,643,623
Culp, Inc.	15,749	481,132
Deckers Outdoor Corp.*	46,657	4,200,529
Delta Apparel, Inc.*	10,006	180,308
Fossil Group, Inc.(x)*	63,157	802,094
G-III Apparel Group Ltd.(x)*	64,636	2,435,484
Iconix Brand Group, Inc.(x)*	76,095	84,465
Movado Group, Inc.	24,146	927,206
Oxford Industries, Inc.	24,975	1,862,136
Perry Ellis International, Inc.*	18,634	480,757
Sequential Brands Group, Inc.(x)*	55,385	115,478
Steven Madden Ltd.	87,065	3,822,154
Superior Uniform Group, Inc.	12,427	326,457
Unifi, Inc.*	22,922	830,923
Vera Bradley, Inc.*	29,229	310,120
Wolverine World Wide, Inc.	139,104	4,020,106

		25,900,032

Total Consumer Discretionary		377,176,992

Consumer Staples (2.1%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	12,610	2,383,920
Castle Brands, Inc.(x)*	129,033	160,001
Coca-Cola Bottling Co. Consolidated	7,243	1,250,649
Craft Brew Alliance, Inc.*	20,172	375,199
MGP Ingredients, Inc.(x)	19,578	1,753,993
National Beverage Corp.	17,655	1,571,648
Primo Water Corp.*	38,294	448,423

		7,943,833

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	41,461	1,372,359
Chefs’ Warehouse, Inc. (The)*	31,293	719,739
Ingles Markets, Inc., Class A	20,698	700,627
Natural Grocers by Vitamin Cottage, Inc.*	12,348	88,412
Performance Food Group Co.*	150,695	4,498,245
PriceSmart, Inc.	32,134	2,684,796
Smart & Final Stores, Inc.*	33,284	184,726
SpartanNash Co.	56,017	964,053
SUPERVALU, Inc.(x)*	57,430	874,659
United Natural Foods, Inc.*	74,721	3,208,520
Village Super Market, Inc., Class A	11,388	300,302
Weis Markets, Inc.	14,486	593,636

		16,190,074

Food Products (0.8%)
Alico, Inc.	4,941	134,395
B&G Foods, Inc.(x)	96,157	2,278,921
Calavo Growers, Inc.(x)	24,272	2,237,878
Cal-Maine Foods, Inc.*	41,788	1,826,136
Darling Ingredients, Inc.*	241,886	4,184,628
Dean Foods Co.	137,464	1,184,940
Farmer Brothers Co.*	13,809	417,032
Fresh Del Monte Produce, Inc.	47,649	2,155,641
Freshpet, Inc.(x)*	36,926	607,433
Hostess Brands, Inc.*	121,231	1,793,006
J&J Snack Foods Corp.	22,613	3,088,031
John B Sanfilippo & Son, Inc.	12,922	747,796
Lancaster Colony Corp.	28,259	3,479,813
Landec Corp.*	42,430	553,712
Lifeway Foods, Inc.*	6,854	41,055
Limoneira Co.	17,789	422,133
Sanderson Farms, Inc.	29,997	3,570,243
Seneca Foods Corp., Class A*	10,342	286,473
Tootsie Roll Industries, Inc.(x)	25,615	754,364

		29,763,630

Household Products (0.3%)
Central Garden & Pet Co.(x)*	17,042	732,806
Central Garden & Pet Co., Class A*	53,072	2,102,181
HRG Group, Inc.*	180,199	2,971,481
Oil-Dri Corp. of America	7,361	295,839
Orchids Paper Products Co.(x)*	12,992	105,885
WD-40 Co.(x)	20,368	2,682,466

		8,890,658

Personal Products (0.2%)
elf Beauty, Inc.(x)*	30,934	599,192
Inter Parfums, Inc.	26,768	1,262,111
Medifast, Inc.	15,881	1,484,080
Natural Health Trends Corp.(x)	11,606	220,630
Nature’s Sunshine Products, Inc.*	17,046	187,506
Revlon, Inc., Class A(x)*	17,844	367,586
USANA Health Sciences, Inc.*	16,278	1,398,280

		5,519,385

Tobacco (0.1%)
Turning Point Brands, Inc.	8,518	165,590
Universal Corp.	37,104	1,799,544
Vector Group Ltd.(x)	145,972	2,976,369

		4,941,503

Total Consumer Staples		73,249,083

Energy (3.3%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	104,626	915,478
Basic Energy Services, Inc.*	25,772	372,148
Bristow Group, Inc.*	45,688	593,944
C&J Energy Services, Inc.*	73,882	1,907,633
Cactus, Inc., Class A*	34,100	918,313
CARBO Ceramics, Inc.(x)*	33,660	244,035
Diamond Offshore Drilling, Inc.(x)*	97,234	1,425,450
Dril-Quip, Inc.*	57,197	2,562,426

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ensco plc, Class A(x)	627,775	$2,755,932
Era Group, Inc.*	28,134	263,053
Exterran Corp.*	49,357	1,317,832
Fairmount Santrol Holdings, Inc.*	234,532	996,761
Forum Energy Technologies, Inc.*	115,000	1,265,000
Frank’s International NV(x)	73,275	397,883
FTS International, Inc.*	32,688	601,132
Geospace Technologies Corp.*	20,971	206,984
Gulf Island Fabrication, Inc.	19,142	135,908
Helix Energy Solutions Group, Inc.*	204,233	1,182,509
Independence Contract Drilling, Inc.*	58,218	220,064
Keane Group, Inc.(x)*	78,727	1,165,160
Key Energy Services, Inc.(x)*	14,871	174,288
Liberty Oilfield Services, Inc., Class A(x)*	21,036	355,298
Mammoth Energy Services, Inc.*	11,209	359,361
Matrix Service Co.*	40,946	560,960
McDermott International, Inc.*	429,357	2,614,784
Natural Gas Services Group, Inc.*	19,546	466,172
NCS Multistage Holdings, Inc.*	16,518	247,770
Newpark Resources, Inc.*	122,740	994,194
Nine Energy Service, Inc.*	11,524	280,609
Noble Corp. plc(x)*	366,507	1,359,741
Oil States International, Inc.*	77,357	2,026,753
Parker Drilling Co.(x)*	199,411	126,626
PHI, Inc. (Non-Voting)*	16,348	167,404
Pioneer Energy Services Corp.*	109,745	296,312
ProPetro Holding Corp.*	81,406	1,293,541
Ranger Energy Services, Inc.(x)*	6,854	55,792
RigNet, Inc.*	22,152	301,267
Rowan Cos. plc, Class A*	176,766	2,039,880
SEACOR Holdings, Inc.*	23,627	1,207,340
SEACOR Marine Holdings, Inc.*	27,013	513,787
Select Energy Services, Inc., Class A*	37,165	469,022
Smart Sand, Inc.(x)*	32,212	187,474
Solaris Oilfield Infrastructure, Inc., Class A*	26,829	444,288
Superior Energy Services, Inc.*	228,954	1,930,082
TETRA Technologies, Inc.*	183,428	687,855
Unit Corp.*	77,998	1,541,240
US Silica Holdings, Inc.(x)	120,658	3,079,193

		43,228,678

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	219,488	487,263
Adams Resources & Energy, Inc.	2,939	127,847
Approach Resources, Inc.(x)*	62,387	162,830
Arch Coal, Inc., Class A	28,362	2,605,901
Ardmore Shipping Corp.*	41,477	315,225
Bonanza Creek Energy, Inc.*	30,543	846,347
California Resources Corp.(x)*	65,169	1,117,648
Callon Petroleum Co.*	298,073	3,946,487
Carrizo Oil & Gas, Inc.(x)*	113,575	1,817,200
Clean Energy Fuels Corp.*	195,876	323,195
Cloud Peak Energy, Inc.*	110,637	321,954
Contango Oil & Gas Co.*	34,226	121,502
CVR Energy, Inc.(x)	22,522	680,615
Delek US Energy, Inc.	118,809	4,835,525
Denbury Resources, Inc.*	600,142	1,644,389
DHT Holdings, Inc.	119,019	404,665
Dorian LPG Ltd.*	31,081	232,797
Earthstone Energy, Inc., Class A*	32,766	331,592
Eclipse Resources Corp.*	129,785	186,890
Energy XXI Gulf Coast, Inc.*	45,229	173,679
EP Energy Corp., Class A(x)*	55,530	74,410
Evolution Petroleum Corp.	41,987	337,995
Frontline Ltd.(x)	114,130	505,596
GasLog Ltd.	62,248	1,023,980
Gastar Exploration, Inc.(x)*	268,583	183,362
Gener8 Maritime, Inc.*	70,883	400,489
Golar LNG Ltd.(x)	142,747	3,905,558
Green Plains, Inc.	57,572	967,210
Halcon Resources Corp.*	194,124	945,384
Hallador Energy Co.	22,047	151,463
HighPoint Resources Corp.(x)*	145,626	739,780
International Seaways, Inc.*	44,074	775,702
Isramco, Inc.*	1,124	116,671
Jagged Peak Energy, Inc.(x)*	85,828	1,212,750
Jones Energy, Inc., Class A(x)*	64,510	51,608
Lilis Energy, Inc.(x)*	63,792	253,254
Matador Resources Co.*	143,039	4,278,296
Midstates Petroleum Co., Inc.*	18,074	240,926
NACCO Industries, Inc., Class A	6,344	208,400
Navios Maritime Acquisition Corp.	112,220	94,265
Nordic American Tankers Ltd.(x)	202,761	393,356
Oasis Petroleum, Inc.*	394,954	3,199,127
Overseas Shipholding Group, Inc., Class A*	76,458	217,141
Pacific Ethanol, Inc.*	61,464	184,392
Panhandle Oil and Gas, Inc., Class A	22,515	434,540
Par Pacific Holdings, Inc.*	48,186	827,354
PDC Energy, Inc.*	97,925	4,801,263
Peabody Energy Corp.	98,821	3,606,967
Penn Virginia Corp.*	21,786	763,381
Renewable Energy Group, Inc.*	58,261	745,741
Resolute Energy Corp.(x)*	33,082	1,146,291
REX American Resources Corp.*	8,854	644,571
Ring Energy, Inc.*	76,887	1,103,328
Rosehill Resources, Inc.(x)*	6,755	39,652
Sanchez Energy Corp.(x)*	83,781	262,235
SandRidge Energy, Inc.*	53,479	775,980
Scorpio Tankers, Inc.	395,295	774,778
SemGroup Corp., Class A(x)	100,840	2,157,976
Ship Finance International Ltd.(x)	88,352	1,263,434
SilverBow Resources, Inc.*	10,981	319,547
SRC Energy, Inc.*	353,969	3,337,928
Stone Energy Corp.*	29,186	1,082,801
Teekay Corp.	92,692	749,878
Teekay Tankers Ltd., Class A	266,417	317,036
Tellurian, Inc.(x)*	84,067	606,123
Ultra Petroleum Corp.*	295,558	1,232,477
Uranium Energy Corp.(x)*	199,768	261,696
W&T Offshore, Inc.*	141,818	628,254
Westmoreland Coal Co.(x)*	25,008	10,253
WildHorse Resource Development Corp.(x)*	68,200	1,301,938

		70,340,088

Total Energy		113,568,766

Financials (16.1%)
Banks (9.3%)
1st Source Corp.	24,423	1,236,292
Access National Corp.	22,711	647,945
ACNB Corp.	9,930	290,453
Allegiance Bancshares, Inc.*	17,437	682,659
American National Bankshares, Inc.	11,753	441,913
Ameris Bancorp	54,588	2,887,705
Ames National Corp.	13,765	378,538
Arrow Financial Corp.	17,997	610,998
Atlantic Capital Bancshares, Inc.*	31,582	571,634
Banc of California, Inc.(x)	66,625	1,285,863
BancFirst Corp.	25,432	1,350,439
Banco Latinoamericano de Comercio Exterior SA, Class E	45,322	1,291,677

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Bancorp, Inc. (The)*	73,277	$791,392
BancorpSouth Bank	124,708	3,965,714
Bank of Commerce Holdings	22,304	259,842
Bank of Marin Bancorp	8,927	615,517
Bank of NT Butterfield & Son Ltd. (The)	81,539	3,659,470
Bankwell Financial Group, Inc.	8,201	264,728
Banner Corp.	48,239	2,676,782
Bar Harbor Bankshares	22,927	635,536
BCB Bancorp, Inc.	14,181	221,933
Berkshire Hills Bancorp, Inc.	57,540	2,183,643
Blue Hills Bancorp, Inc.	35,708	744,512
Boston Private Financial Holdings, Inc.	126,976	1,910,989
Bridge Bancorp, Inc.	28,545	957,685
Brookline Bancorp, Inc.	114,572	1,856,066
Bryn Mawr Bank Corp.	25,938	1,139,975
BSB Bancorp, Inc.*	12,191	373,045
Byline Bancorp, Inc.*	20,211	463,438
C&F Financial Corp.	5,489	288,721
Cadence Bancorp	42,542	1,158,419
Camden National Corp.	23,569	1,048,821
Capital City Bank Group, Inc.	15,993	395,827
Capstar Financial Holdings, Inc.*	12,470	234,810
Carolina Financial Corp.	27,574	1,083,107
Cathay General Bancorp	114,189	4,565,276
CenterState Bank Corp.	91,760	2,434,393
Central Pacific Financial Corp.	41,640	1,185,074
Central Valley Community Bancorp	14,696	287,454
Century Bancorp, Inc., Class A	4,377	347,534
Chemical Financial Corp.	105,689	5,779,075
Chemung Financial Corp.	5,472	254,284
Citizens & Northern Corp.	18,970	438,017
City Holding Co.	22,683	1,555,146
Civista Bancshares, Inc.	14,519	331,904
CNB Financial Corp.	23,725	690,160
CoBiz Financial, Inc.	57,521	1,127,412
Codorus Valley Bancorp, Inc.	13,806	388,225
Columbia Banking System, Inc.	108,979	4,571,669
Community Bank System, Inc.	73,039	3,911,969
Community Bankers Trust Corp.*	31,440	282,960
Community Financial Corp. (The)	5,743	213,754
Community Trust Bancorp, Inc.	23,661	1,069,477
ConnectOne Bancorp, Inc.	46,580	1,341,504
County Bancorp, Inc.	5,871	171,492
Customers Bancorp, Inc.*	43,720	1,274,438
CVB Financial Corp.	153,591	3,477,300
DNB Financial Corp.(x)	4,279	152,546
Eagle Bancorp, Inc.*	45,937	2,749,329
Enterprise Bancorp, Inc.	13,972	493,072
Enterprise Financial Services Corp.	33,028	1,549,013
Equity Bancshares, Inc., Class A*	16,066	629,145
Evans Bancorp, Inc.	6,668	301,727
Farmers & Merchants Bancorp, Inc.(x)	12,360	498,973
Farmers Capital Bank Corp.	10,756	429,702
Farmers National Banc Corp.	37,648	521,425
FB Financial Corp.*	18,758	761,387
FCB Financial Holdings, Inc., Class A*	53,599	2,738,909
Fidelity Southern Corp.	33,045	762,348
Financial Institutions, Inc.	20,601	609,790
First Bancorp, Inc.	16,217	453,752
First Bancorp/NC	42,960	1,531,524
First Bancorp/PR*	283,655	1,707,603
First Bancshares, Inc. (The)(x)	14,704	474,204
First Busey Corp.	57,457	1,707,622
First Business Financial Services, Inc.	12,018	302,373
First Citizens BancShares, Inc., Class A	11,020	4,553,905
First Commonwealth Financial Corp.	146,732	2,073,323
First Community Bancshares, Inc.	24,816	740,758
First Connecticut Bancorp, Inc.	21,185	542,336
First Financial Bancorp	92,940	2,727,789
First Financial Bankshares, Inc.(x)	94,334	4,367,664
First Financial Corp.	16,262	676,499
First Financial Northwest, Inc.	11,737	196,595
First Foundation, Inc.*	45,104	836,228
First Guaranty Bancshares, Inc.(x)	5,894	153,185
First Internet Bancorp	11,479	424,723
First Interstate BancSystem, Inc., Class A	38,995	1,542,252
First Merchants Corp.	62,577	2,609,461
First Mid-Illinois Bancshares, Inc.	15,037	548,099
First Midwest Bancorp, Inc.	154,811	3,806,802
First Northwest Bancorp*	15,710	265,342
First of Long Island Corp. (The)	35,328	969,754
Flushing Financial Corp.	41,642	1,122,668
FNB Bancorp	7,471	274,858
Franklin Financial Network, Inc.*	18,305	596,743
Fulton Financial Corp.	252,860	4,488,265
German American Bancorp, Inc.	33,210	1,107,554
Glacier Bancorp, Inc.	116,551	4,473,227
Great Southern Bancorp, Inc.	16,728	835,564
Great Western Bancorp, Inc.	86,855	3,497,651
Green Bancorp, Inc.*	35,791	796,350
Guaranty Bancorp	35,529	1,007,247
Guaranty Bancshares, Inc.	8,780	292,462
Hancock Holding Co.	125,101	6,467,722
Hanmi Financial Corp.	47,715	1,467,236
HarborOne Bancorp, Inc.*	18,879	333,403
Heartland Financial USA, Inc.	37,208	1,973,884
Heritage Commerce Corp.	54,314	895,095
Heritage Financial Corp.	44,378	1,357,967
Hilltop Holdings, Inc.	108,294	2,540,577
Home BancShares, Inc.	233,399	5,323,831
HomeTrust Bancshares, Inc.*	25,534	665,161
Hope Bancorp, Inc.	192,652	3,504,340
Horizon Bancorp	31,501	945,345
Howard Bancorp, Inc.*	12,706	251,579
IBERIABANK Corp.	75,250	5,869,500
Independent Bank Corp./MA	40,402	2,890,763
Independent Bank Corp./MI	31,991	732,594
Independent Bank Group, Inc.	29,507	2,086,145
International Bancshares Corp.	82,683	3,216,369
Investar Holding Corp.	12,013	310,536
Investors Bancorp, Inc.	379,787	5,180,295
Lakeland Bancorp, Inc.	66,467	1,319,370
Lakeland Financial Corp.	36,577	1,690,955
LCNB Corp.	13,716	260,604
LegacyTexas Financial Group, Inc.	71,679	3,069,295
Live Oak Bancshares, Inc.	34,842	968,608
Macatawa Bank Corp.	40,719	418,184
MainSource Financial Group, Inc.	37,423	1,521,245
MB Financial, Inc.	120,513	4,878,366
MBT Financial Corp.	23,847	256,355
Mercantile Bank Corp.	25,081	833,943
Metropolitan Bank Holding Corp.*	4,935	207,813
Middlefield Banc Corp.	3,863	189,673
Midland States Bancorp, Inc.	23,137	730,204
MidSouth Bancorp, Inc.	19,581	247,700
MidWestOne Financial Group, Inc.	16,307	542,860
MutualFirst Financial, Inc.	9,277	336,291

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
National Bank Holdings Corp., Class A	37,110	$1,233,908
National Bankshares, Inc.	10,390	468,070
National Commerce Corp.*	17,407	758,075
NBT Bancorp, Inc.	64,859	2,301,197
Nicolet Bankshares, Inc.*	13,591	748,456
Northeast Bancorp(x)	10,498	215,209
Northrim Bancorp, Inc.	10,833	374,280
Norwood Financial Corp.	8,162	245,595
OFG Bancorp	66,557	695,521
Ohio Valley Banc Corp.(x)	5,764	241,223
Old Line Bancshares, Inc.	13,198	435,534
Old National Bancorp	199,966	3,379,425
Old Point Financial Corp.(x)	5,055	133,351
Old Second Bancorp, Inc.	44,375	616,813
Opus Bank	31,255	875,140
Orrstown Financial Services, Inc.	11,422	275,841
Pacific Mercantile Bancorp*	20,344	194,285
Pacific Premier Bancorp, Inc.*	59,559	2,394,272
Park National Corp.	20,208	2,096,782
Parke Bancorp, Inc.	8,429	175,323
Peapack Gladstone Financial Corp.	25,139	839,391
Penns Woods Bancorp, Inc.	6,542	276,792
Peoples Bancorp of North Carolina, Inc.	6,656	204,472
Peoples Bancorp, Inc.	24,275	860,549
Peoples Financial Services Corp.	9,995	456,272
People’s Utah Bancorp	20,301	655,722
Preferred Bank	19,796	1,270,903
Premier Financial Bancorp, Inc.	14,882	276,954
QCR Holdings, Inc.	18,527	830,936
RBB Bancorp	10,947	288,672
Reliant Bancorp, Inc.	9,705	221,177
Renasant Corp.	65,674	2,795,085
Republic Bancorp, Inc., Class A	14,991	574,155
Republic First Bancorp, Inc.(x)*	72,334	629,306
S&T Bancorp, Inc.	52,068	2,079,596
Sandy Spring Bancorp, Inc.	48,795	1,891,294
Seacoast Banking Corp. of Florida*	63,281	1,675,048
ServisFirst Bancshares, Inc.	70,042	2,859,114
Shore Bancshares, Inc.	20,226	381,462
Sierra Bancorp	18,690	497,902
Simmons First National Corp., Class A	122,634	3,488,937
SmartFinancial, Inc.*	10,423	245,566
South State Corp.	53,342	4,550,073
Southern First Bancshares, Inc.*	9,805	436,323
Southern National Bancorp of Virginia, Inc.	29,283	463,843
Southside Bancshares, Inc.	41,873	1,454,668
State Bank Financial Corp.	56,723	1,702,257
Sterling Bancorp	317,973	7,170,290
Stock Yards Bancorp, Inc.	33,549	1,177,570
Summit Financial Group, Inc.	16,245	406,287
Texas Capital Bancshares, Inc.*	73,690	6,624,731
Tompkins Financial Corp.	21,551	1,632,704
Towne Bank	94,434	2,700,812
TriCo Bancshares	30,977	1,152,964
TriState Capital Holdings, Inc.*	35,005	813,866
Triumph Bancorp, Inc.*	25,918	1,067,822
Trustmark Corp.	101,621	3,166,510
Two River Bancorp(x)	10,321	186,294
UMB Financial Corp.	67,309	4,872,499
Umpqua Holdings Corp.	328,929	7,042,369
Union Bankshares Corp.	83,201	3,054,309
Union Bankshares, Inc.(x)	6,156	312,725
United Bankshares, Inc.(x)	148,630	5,239,208
United Community Banks, Inc.	106,968	3,385,537
United Security Bancshares	18,780	201,885
Unity Bancorp, Inc.	10,818	237,996
Univest Corp. of Pennsylvania	39,571	1,096,117
Valley National Bancorp	385,867	4,807,903
Veritex Holdings, Inc.*	21,715	600,854
Washington Trust Bancorp, Inc.	22,558	1,212,493
WesBanco, Inc.	63,874	2,701,870
West Bancorporation, Inc.	23,860	610,816
Westamerica Bancorp(x)	38,500	2,236,080
Wintrust Financial Corp.	82,713	7,117,453

		322,284,894

Capital Markets (1.2%)
Arlington Asset Investment Corp., Class A(x)	22,843	252,187
Artisan Partners Asset Management, Inc., Class A	68,479	2,280,351
Associated Capital Group, Inc., Class A	5,876	220,056
B. Riley Financial, Inc.	28,364	553,098
BrightSphere Investment Group plc	106,462	1,677,841
Cohen & Steers, Inc.	33,073	1,344,748
Cowen, Inc.(x)*	41,202	543,866
Diamond Hill Investment Group, Inc.	4,922	1,016,688
Donnelley Financial Solutions, Inc.*	45,805	786,472
Evercore, Inc., Class A	57,139	4,982,520
Financial Engines, Inc.	86,862	3,040,169
GAIN Capital Holdings, Inc.(x)	52,557	354,760
GAMCO Investors, Inc., Class A	8,875	220,366
Greenhill & Co., Inc.(x)	34,009	629,167
Hamilton Lane, Inc., Class A	21,574	803,200
Houlihan Lokey, Inc.	38,709	1,726,421
INTL. FCStone, Inc.*	23,392	998,371
Investment Technology Group, Inc.	46,659	921,049
Ladenburg Thalmann Financial Services, Inc.	165,343	540,672
Medley Management, Inc., Class A	8,854	50,468
Moelis & Co., Class A	46,128	2,345,609
Oppenheimer Holdings, Inc., Class A	14,296	368,122
Piper Jaffray Cos.	21,764	1,807,500
PJT Partners, Inc., Class A	27,420	1,373,742
Pzena Investment Management, Inc., Class A	26,884	299,219
Safeguard Scientifics, Inc.*	29,978	367,231
Silvercrest Asset Management Group, Inc., Class A	13,591	206,583
Stifel Financial Corp.	98,900	5,857,846
Virtu Financial, Inc., Class A(x)	37,395	1,234,035
Virtus Investment Partners, Inc.	10,342	1,280,340
Waddell & Reed Financial, Inc., Class A(x)	119,246	2,409,962
Westwood Holdings Group, Inc.	12,755	720,530
WisdomTree Investments, Inc.	169,256	1,552,078

		42,765,267

Consumer Finance (0.6%)
Curo Group Holdings Corp.*	10,511	180,789
Elevate Credit, Inc.(x)*	21,333	151,038
Encore Capital Group, Inc.(x)*	35,676	1,612,555
Enova International, Inc.*	50,032	1,103,206
EZCORP, Inc., Class A*	76,774	1,013,417
FirstCash, Inc.	68,789	5,589,105
Green Dot Corp., Class A*	69,254	4,443,336
LendingClub Corp.*	482,462	1,688,617
Nelnet, Inc., Class A	28,699	1,504,115
PRA Group, Inc.(x)*	65,951	2,506,138
Regional Management Corp.*	15,640	497,978

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
World Acceptance Corp.*	8,985	$946,121

		21,236,415

Diversified Financial Services (0.1%)
Cannae Holdings, Inc.*	94,787	1,787,683
Marlin Business Services Corp.	14,035	397,892
On Deck Capital, Inc.*	81,630	456,312
Tiptree, Inc.	38,707	245,789

		2,887,676

Insurance (2.1%)
Ambac Financial Group, Inc.*	59,229	928,711
American Equity Investment Life Holding Co.	126,446	3,712,456
AMERISAFE, Inc.	29,114	1,608,549
AmTrust Financial Services, Inc.(x)	129,428	1,593,259
Argo Group International Holdings Ltd.	50,156	2,878,954
Atlas Financial Holdings, Inc.*	16,267	168,363
Baldwin & Lyons, Inc., Class B	14,523	319,506
Blue Capital Reinsurance Holdings Ltd.	11,027	134,529
Citizens, Inc.(x)*	72,632	531,666
CNO Financial Group, Inc.	250,671	5,432,042
Crawford & Co., Class B	20,102	165,238
Donegal Group, Inc., Class A	12,728	201,102
eHealth, Inc.*	23,553	337,043
EMC Insurance Group, Inc.	13,392	362,655
Employers Holdings, Inc.	47,808	1,933,834
Enstar Group Ltd.*	16,565	3,482,791
FBL Financial Group, Inc., Class A	15,217	1,055,299
Federated National Holding Co.	19,933	314,343
Genworth Financial, Inc., Class A*	749,393	2,120,782
Global Indemnity Ltd.	13,210	456,009
Greenlight Capital Re Ltd., Class A*	45,487	730,066
Hallmark Financial Services, Inc.*	19,655	175,323
HCI Group, Inc.(x)	12,382	472,497
Health Insurance Innovations, Inc., Class A(x)*	16,969	490,404
Heritage Insurance Holdings, Inc.(x)	30,812	467,110
Horace Mann Educators Corp.	60,577	2,589,667
Independence Holding Co.	10,986	391,651
Infinity Property & Casualty Corp.	16,338	1,934,419
Investors Title Co.	2,417	483,158
James River Group Holdings Ltd.	34,027	1,206,938
Kemper Corp.	59,798	3,408,486
Kingstone Cos., Inc.	13,641	229,169
Kinsale Capital Group, Inc.	21,946	1,126,488
Maiden Holdings Ltd.	90,140	585,910
MBIA, Inc.(x)*	130,867	1,211,828
National General Holdings Corp.	73,381	1,783,892
National Western Life Group, Inc., Class A	3,521	1,073,482
Navigators Group, Inc. (The)	31,551	1,818,915
NI Holdings, Inc.*	15,460	258,182
Primerica, Inc.	65,953	6,371,061
RLI Corp.	57,460	3,642,389
Safety Insurance Group, Inc.	21,769	1,672,948
Selective Insurance Group, Inc.	85,496	5,189,608
State Auto Financial Corp.	23,199	662,795
Stewart Information Services Corp.	32,449	1,425,809
Third Point Reinsurance Ltd.*	125,822	1,755,217
Trupanion, Inc.(x)*	33,988	1,015,901
United Fire Group, Inc.	32,887	1,573,972
United Insurance Holdings Corp.	30,336	580,631
Universal Insurance Holdings, Inc.	44,767	1,428,067
WMIH Corp.*	310,959	441,562

		73,934,676

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
AG Mortgage Investment Trust, Inc. (REIT)	41,452	720,021
Anworth Mortgage Asset Corp. (REIT)	150,341	721,637
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	159,391	2,865,850
Ares Commercial Real Estate Corp. (REIT)	41,870	517,095
ARMOUR Residential REIT, Inc. (REIT)(x)	60,951	1,418,939
Capstead Mortgage Corp. (REIT)	145,197	1,255,954
Cherry Hill Mortgage Investment Corp. (REIT)	22,070	387,108
CYS Investments, Inc. (REIT)	231,758	1,557,414
Dynex Capital, Inc. (REIT)	76,836	509,423
Ellington Residential Mortgage REIT (REIT)(x)	14,902	163,326
Granite Point Mortgage Trust, Inc. (REIT)	64,680	1,069,807
Great Ajax Corp. (REIT)	25,848	350,240
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	77,614	1,513,473
Invesco Mortgage Capital, Inc. (REIT)	163,893	2,684,567
KKR Real Estate Finance Trust, Inc. (REIT)(x)	20,824	417,729
Ladder Capital Corp. (REIT)	116,718	1,760,107
MTGE Investment Corp. (REIT)	70,301	1,258,388
New York Mortgage Trust, Inc. (REIT)(x)	170,392	1,010,425
Orchid Island Capital, Inc. (REIT)(x)	73,253	539,875
Owens Realty Mortgage, Inc. (REIT)	17,114	249,522
PennyMac Mortgage Investment Trust (REIT)‡	90,366	1,629,299
Redwood Trust, Inc. (REIT)	117,113	1,811,738
Resource Capital Corp. (REIT)	46,740	444,497
Sutherland Asset Management Corp. (REIT)	27,768	420,685
TPG RE Finance Trust, Inc. (REIT)	29,012	577,049
Western Asset Mortgage Capital Corp. (REIT)	62,294	603,629

		26,457,797

Thrifts & Mortgage Finance (2.0%)
BankFinancial Corp.	20,867	354,322
Bear State Financial, Inc.	30,773	315,423
Beneficial Bancorp, Inc.	103,785	1,613,857
BofI Holding, Inc.(x)*	88,009	3,567,005
Capitol Federal Financial, Inc.	189,112	2,335,533
Charter Financial Corp.	19,551	398,645
Clifton Bancorp, Inc.	31,802	497,701
Dime Community Bancshares, Inc.	49,901	918,178
Entegra Financial Corp.*	10,647	308,763
ESSA Bancorp, Inc.	14,502	212,744
Essent Group Ltd.*	120,969	5,148,441
Federal Agricultural Mortgage Corp., Class C	13,477	1,172,769
First Defiance Financial Corp.	14,723	843,922
Flagstar Bancorp, Inc.*	32,871	1,163,633
Greene County Bancorp, Inc.(x)	4,975	182,583
Hingham Institution for Savings	1,932	397,992
Home Bancorp, Inc.	8,880	383,350
HomeStreet, Inc.*	39,491	1,131,417
Impac Mortgage Holdings, Inc.(x)*	16,156	127,632
Kearny Financial Corp.	109,356	1,421,628
LendingTree, Inc.(x)*	9,514	3,122,019
Luther Burbank Corp.	18,500	222,185

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Malvern Bancorp, Inc.*	9,451	$245,726
Merchants Bancorp	9,690	208,335
Meridian Bancorp, Inc.	73,392	1,478,849
Meta Financial Group, Inc.	13,710	1,497,132
MGIC Investment Corp.*	553,753	7,198,788
Nationstar Mortgage Holdings, Inc.*	45,062	809,314
NMI Holdings, Inc., Class A*	86,737	1,435,497
Northfield Bancorp, Inc.	64,021	999,368
Northwest Bancshares, Inc.	142,520	2,360,131
OceanFirst Financial Corp.	62,034	1,659,410
Oconee Federal Financial Corp.	2,102	60,559
Ocwen Financial Corp.(x)*	170,361	701,887
Oritani Financial Corp.	57,281	879,263
PCSB Financial Corp.*	27,258	571,873
PennyMac Financial Services, Inc., Class A*‡	12,395	280,747
PHH Corp.*	43,213	452,008
Provident Bancorp, Inc.*	5,638	149,689
Provident Financial Holdings, Inc.	8,615	155,845
Provident Financial Services, Inc.	94,105	2,408,147
Prudential Bancorp, Inc.	11,463	207,939
Radian Group, Inc.	323,026	6,150,415
Riverview Bancorp, Inc.	28,862	269,571
SI Financial Group, Inc.	17,447	251,237
Southern Missouri Bancorp, Inc.	9,430	345,138
Sterling Bancorp, Inc.	23,732	320,619
Territorial Bancorp, Inc.	11,741	348,238
Timberland Bancorp, Inc.	9,198	279,619
TrustCo Bank Corp.	144,500	1,221,025
United Community Financial Corp.	74,075	730,380
United Financial Bancorp, Inc.	77,916	1,262,239
Walker & Dunlop, Inc.	42,240	2,509,901
Washington Federal, Inc.	127,536	4,412,746
Waterstone Financial, Inc.	38,854	672,174
Western New England Bancorp, Inc.	41,251	439,323
WSFS Financial Corp.	46,141	2,210,154

		71,023,028

Total Financials		560,589,753

Health Care (14.9%)
Biotechnology (5.9%)
Abeona Therapeutics, Inc.(x)*	41,352	593,401
Acceleron Pharma, Inc.*	55,308	2,162,543
Achaogen, Inc.(x)*	50,602	655,296
Achillion Pharmaceuticals, Inc.*	200,318	743,180
Acorda Therapeutics, Inc.*	66,559	1,574,120
Adamas Pharmaceuticals, Inc.(x)*	25,376	606,486
Aduro Biotech, Inc.*	61,671	573,540
Advaxis, Inc.(x)*	55,186	93,264
Agenus, Inc.*	112,900	531,759
Aileron Therapeutics, Inc.*	7,253	58,967
Aimmune Therapeutics, Inc.*	53,006	1,687,181
Akebia Therapeutics, Inc.*	65,491	624,129
Alder Biopharmaceuticals, Inc.(x)*	97,418	1,237,209
Allena Pharmaceuticals, Inc.*	7,265	80,060
AMAG Pharmaceuticals, Inc.*	53,105	1,070,066
Amicus Therapeutics, Inc.(x)*	277,010	4,166,230
AnaptysBio, Inc.*	26,481	2,756,142
Anavex Life Sciences Corp.*	58,495	161,446
Apellis Pharmaceuticals, Inc.(x)*	15,225	336,625
Ardelyx, Inc.*	48,775	246,314
Arena Pharmaceuticals, Inc.*	71,223	2,813,309
ARMO BioSciences, Inc.(x)*	10,132	379,038
Array BioPharma, Inc.*	295,331	4,819,802
Asterias Biotherapeutics, Inc.(x)*	47,224	68,475
Atara Biotherapeutics, Inc.*	48,833	1,904,487
Athenex, Inc.(x)*	11,220	190,852
Athersys, Inc.(x)*	154,064	281,937
Audentes Therapeutics, Inc.*	29,758	894,228
Avexis, Inc.*	41,758	5,160,454
Axovant Sciences Ltd.*	50,079	66,605
Bellicum Pharmaceuticals, Inc.(x)*	40,699	266,985
BioCryst Pharmaceuticals, Inc.(x)*	144,054	687,138
Biohaven Pharmaceutical Holding Co. Ltd.*	47,032	1,211,544
BioSpecifics Technologies Corp.*	8,063	357,513
BioTime, Inc.(x)*	109,921	295,687
Bluebird Bio, Inc.*	72,720	12,416,941
Blueprint Medicines Corp.*	63,212	5,796,540
Calithera Biosciences, Inc.*	46,276	291,539
Calyxt, Inc.(x)*	10,448	137,078
Cara Therapeutics, Inc.(x)*	40,584	502,430
Catalyst Pharmaceuticals, Inc.*	129,024	308,367
Celcuity, Inc.*	5,116	84,312
Celldex Therapeutics, Inc.*	179,604	418,477
ChemoCentryx, Inc.*	37,404	508,694
Chimerix, Inc.*	73,107	380,156
Clovis Oncology, Inc.*	65,540	3,460,512
Coherus Biosciences, Inc.(x)*	57,887	639,651
Conatus Pharmaceuticals, Inc.*	38,752	227,474
Concert Pharmaceuticals, Inc.*	28,487	652,352
Corbus Pharmaceuticals Holdings, Inc.(x)*	66,668	406,675
Corvus Pharmaceuticals, Inc.*	11,881	136,988
Cue Biopharma, Inc.(x)*	12,000	168,600
Curis, Inc.*	182,089	118,959
Cytokinetics, Inc.*	62,806	452,203
CytomX Therapeutics, Inc.*	43,640	1,241,558
Deciphera Pharmaceuticals, Inc.*	11,689	234,248
Denali Therapeutics, Inc.(x)*	23,623	465,137
Dynavax Technologies Corp.(x)*	89,646	1,779,473
Eagle Pharmaceuticals, Inc.(x)*	12,389	652,776
Edge Therapeutics, Inc.(x)*	28,860	34,055
Editas Medicine, Inc.*	55,085	1,826,068
Emergent BioSolutions, Inc.*	50,793	2,674,251
Enanta Pharmaceuticals, Inc.*	23,062	1,865,946
Epizyme, Inc.*	71,999	1,277,982
Esperion Therapeutics, Inc.*	25,562	1,848,899
Exact Sciences Corp.*	174,494	7,037,343
Fate Therapeutics, Inc.(x)*	71,642	699,226
FibroGen, Inc.*	103,758	4,793,620
Five Prime Therapeutics, Inc.*	48,470	832,715
Flexion Therapeutics, Inc.(x)*	48,501	1,086,907
Fortress Biotech, Inc.*	44,095	200,632
Foundation Medicine, Inc.*	21,661	1,705,804
G1 Therapeutics, Inc.*	20,008	741,296
Genocea Biosciences, Inc.(x)*	116,872	122,716
Genomic Health, Inc.*	29,781	931,847
Geron Corp.(x)*	216,738	921,137
Global Blood Therapeutics, Inc.*	57,830	2,793,189
Halozyme Therapeutics, Inc.*	174,718	3,422,726
Heron Therapeutics, Inc.(x)*	80,477	2,221,165
Idera Pharmaceuticals, Inc.*	204,615	376,492
Immune Design Corp.*	49,489	163,314
ImmunoGen, Inc.*	147,302	1,549,617
Immunomedics, Inc.(x)*	154,772	2,261,219
Inovio Pharmaceuticals, Inc.(x)*	121,423	571,902
Insmed, Inc.*	112,560	2,534,851
Insys Therapeutics, Inc.(x)*	35,513	214,499
Intellia Therapeutics, Inc.(x)*	25,807	544,270
Invitae Corp.(x)*	57,791	271,040
Iovance Biotherapeutics, Inc.*	109,380	1,848,522
Ironwood Pharmaceuticals, Inc.*	204,152	3,150,065
Jounce Therapeutics, Inc.(x)*	21,386	477,977
Karyopharm Therapeutics, Inc.*	50,338	675,536

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Keryx Biopharmaceuticals, Inc.(x)*	140,332	$573,958
Kindred Biosciences, Inc.*	30,605	264,733
Kura Oncology, Inc.*	31,935	598,781
La Jolla Pharmaceutical Co.(x)*	26,433	787,175
Lexicon Pharmaceuticals, Inc.(x)*	65,744	563,426
Ligand Pharmaceuticals, Inc.*	30,428	5,025,488
Loxo Oncology, Inc.(x)*	34,268	3,953,499
MacroGenics, Inc.*	50,991	1,282,934
Madrigal Pharmaceuticals, Inc.(x)*	7,011	818,815
Matinas BioPharma Holdings, Inc.(x)*	77,248	59,079
MediciNova, Inc.(x)*	57,327	585,882
Merrimack Pharmaceuticals, Inc.	17,948	144,481
Mersana Therapeutics, Inc.(x)*	16,094	253,802
MiMedx Group, Inc.(x)*	157,368	1,096,855
Minerva Neurosciences, Inc.*	37,290	233,063
Miragen Therapeutics, Inc.(x)*	17,501	122,682
Momenta Pharmaceuticals, Inc.*	111,023	2,015,067
Myriad Genetics, Inc.*	97,176	2,871,551
NantKwest, Inc.(x)*	44,983	174,984
Natera, Inc.*	46,748	433,354
NewLink Genetics Corp.(x)*	46,524	337,299
Novavax, Inc.(x)*	477,910	1,003,611
Novelion Therapeutics, Inc.*	21,077	73,770
Nymox Pharmaceutical Corp.*	40,838	172,745
Organovo Holdings, Inc.(x)*	160,150	164,955
Otonomy, Inc.*	42,123	176,917
Ovid therapeutics, Inc.*	17,357	122,714
PDL BioPharma, Inc.*	217,813	640,370
Pieris Pharmaceuticals, Inc.*	51,396	350,521
Portola Pharmaceuticals, Inc.*	84,709	2,766,596
Progenics Pharmaceuticals, Inc.(x)*	107,114	799,070
Protagonist Therapeutics, Inc.*	16,098	138,282
Prothena Corp. plc(x)*	57,785	2,121,287
PTC Therapeutics, Inc.*	59,391	1,607,120
Puma Biotechnology, Inc.*	42,664	2,903,285
Ra Pharmaceuticals, Inc.*	17,490	92,872
Radius Health, Inc.(x)*	56,367	2,025,830
Recro Pharma, Inc.(x)*	19,248	211,920
REGENXBIO, Inc.*	41,426	1,236,566
Repligen Corp.*	55,604	2,011,753
Retrophin, Inc.*	57,780	1,291,961
Rhythm Pharmaceuticals, Inc.(x)*	11,849	235,795
Rigel Pharmaceuticals, Inc.*	216,676	767,033
Sage Therapeutics, Inc.*	62,531	10,071,869
Sangamo Therapeutics, Inc.*	122,611	2,329,609
Sarepta Therapeutics, Inc.(x)*	91,320	6,765,899
Selecta Biosciences, Inc.(x)*	22,768	232,006
Seres Therapeutics, Inc.(x)*	30,970	227,320
Solid Biosciences, Inc.(x)*	13,268	99,510
Spark Therapeutics, Inc.(x)*	40,412	2,691,035
Spectrum Pharmaceuticals, Inc.*	128,847	2,073,148
Spero Therapeutics, Inc.(x)*	8,454	120,470
Stemline Therapeutics, Inc.*	39,309	601,428
Strongbridge Biopharma plc(x)*	41,279	365,319
Syndax Pharmaceuticals, Inc.*	12,873	183,183
Synergy Pharmaceuticals, Inc.(x)*	391,092	715,698
Syros Pharmaceuticals, Inc.(x)*	18,221	236,509
TG Therapeutics, Inc.(x)*	75,743	1,075,551
Tocagen, Inc.(x)*	25,158	298,122
Trevena, Inc.*	88,816	145,658
Ultragenyx Pharmaceutical, Inc.*	66,007	3,365,697
Vanda Pharmaceuticals, Inc.*	66,560	1,121,536
VBI Vaccines, Inc.*	53,131	185,959
Veracyte, Inc.(x)*	38,688	215,105
Versartis, Inc.*	47,835	78,928
Voyager Therapeutics, Inc.(x)*	25,319	475,744
vTv Therapeutics, Inc., Class A(x)*	9,459	38,498
XBiotech, Inc.(x)*	25,238	135,023
Xencor, Inc.*	58,410	1,751,132
ZIOPHARM Oncology, Inc.(x)*	198,115	776,611

		202,002,428

Health Care Equipment & Supplies (3.6%)
Abaxis, Inc.	33,225	2,346,350
Accuray, Inc.(x)*	122,089	610,445
Analogic Corp.	18,956	1,817,880
AngioDynamics, Inc.*	54,423	938,797
Anika Therapeutics, Inc.*	21,618	1,074,847
Antares Pharma, Inc.*	214,583	472,083
AtriCure, Inc.*	49,285	1,011,328
Atrion Corp.	2,093	1,321,311
AxoGen, Inc.*	41,483	1,514,130
Cantel Medical Corp.	53,980	6,013,911
Cardiovascular Systems, Inc.*	48,061	1,053,978
Cerus Corp.*	187,342	1,026,634
ConforMIS, Inc.(x)*	65,202	94,543
CONMED Corp.	40,431	2,560,495
Corindus Vascular Robotics, Inc.(x)*	122,030	167,181
CryoLife, Inc.*	48,442	971,262
Cutera, Inc.*	20,775	1,043,944
Endologix, Inc.(x)*	123,341	521,732
FONAR Corp.*	9,095	271,031
GenMark Diagnostics, Inc.*	76,758	417,564
Glaukos Corp.(x)*	43,397	1,337,930
Globus Medical, Inc., Class A*	104,558	5,209,080
Haemonetics Corp.*	79,960	5,849,874
Halyard Health, Inc.*	68,919	3,175,788
Heska Corp.*	9,777	773,067
ICU Medical, Inc.*	22,724	5,735,538
Inogen, Inc.*	25,796	3,168,781
Insulet Corp.*	86,255	7,476,582
Integer Holdings Corp.*	45,350	2,564,543
Integra LifeSciences Holdings Corp.*	95,112	5,263,498
Invacare Corp.	49,651	863,927
iRhythm Technologies, Inc.*	20,765	1,307,157
K2M Group Holdings, Inc.*	60,983	1,155,628
Lantheus Holdings, Inc.*	45,196	718,616
LeMaitre Vascular, Inc.	21,718	786,843
LivaNova plc*	72,093	6,380,230
Masimo Corp.*	66,554	5,853,424
Meridian Bioscience, Inc.	62,417	886,321
Merit Medical Systems, Inc.*	73,608	3,338,123
Natus Medical, Inc.*	44,240	1,488,676
Neogen Corp.*	74,081	4,962,686
Nevro Corp.*	42,014	3,641,353
Novocure Ltd.*	87,072	1,898,170
NuVasive, Inc.*	74,926	3,911,886
NxStage Medical, Inc.*	98,411	2,446,497
Obalon Therapeutics, Inc.(x)*	11,473	39,352
OraSure Technologies, Inc.*	85,618	1,446,088
Orthofix International NV*	26,056	1,531,572
OrthoPediatrics Corp.(x)*	4,844	72,951
Oxford Immunotec Global plc(x)*	32,965	410,414
Penumbra, Inc.*	43,550	5,036,558
Pulse Biosciences, Inc.(x)*	13,723	185,672
Quidel Corp.*	42,237	2,188,299
Quotient Ltd.(x)*	38,443	181,067
Rockwell Medical, Inc.(x)*	70,502	367,315
RTI Surgical, Inc.*	87,869	404,197
Sientra, Inc.(x)*	19,764	190,920
STAAR Surgical Co.*	62,594	926,391
Surmodics, Inc.*	20,637	785,238
Tactile Systems Technology, Inc.*	18,361	583,880

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Utah Medical Products, Inc.	5,462	$539,919
Varex Imaging Corp.*	56,742	2,030,229
ViewRay, Inc.(x)*	43,440	279,319
Viveve Medical, Inc.(x)*	21,825	79,880
Wright Medical Group NV*	153,142	3,038,337

		125,761,262

Health Care Providers & Services (1.9%)
AAC Holdings, Inc.(x)*	14,609	167,711
Aceto Corp.	46,302	351,895
Addus HomeCare Corp.*	10,898	530,188
Almost Family, Inc.*	19,361	1,084,216
Amedisys, Inc.*	43,168	2,604,757
American Renal Associates Holdings, Inc.(x)*	16,098	303,447
AMN Healthcare Services, Inc.*	68,874	3,908,600
BioScrip, Inc.(x)*	168,412	414,294
BioTelemetry, Inc.*	45,994	1,428,114
Capital Senior Living Corp.*	37,634	404,566
Chemed Corp.	23,392	6,382,740
Civitas Solutions, Inc.*	25,501	392,715
Community Health Systems, Inc.(x)*	144,205	571,052
CorVel Corp.*	14,441	729,993
Cross Country Healthcare, Inc.*	53,036	589,230
Diplomat Pharmacy, Inc.*	72,193	1,454,689
Encompass Health Corp.	145,949	8,343,903
Ensign Group, Inc. (The)	72,435	1,905,041
Genesis Healthcare, Inc.(x)*	51,409	77,628
HealthEquity, Inc.*	75,496	4,570,527
Kindred Healthcare, Inc.*	129,249	1,182,628
LHC Group, Inc.*	23,846	1,467,960
Magellan Health, Inc.*	35,961	3,851,423
Molina Healthcare, Inc.(x)*	68,420	5,554,335
National HealthCare Corp.	15,858	945,613
National Research Corp., Class A	14,852	434,421
Owens & Minor, Inc.	92,011	1,430,771
PetIQ, Inc.(x)*	11,045	293,797
Providence Service Corp. (The)*	17,114	1,183,262
R1 RCM, Inc.*	153,583	1,096,583
RadNet, Inc.*	55,147	794,117
Select Medical Holdings Corp.*	158,926	2,741,474
Surgery Partners, Inc.(x)*	27,457	470,888
Tenet Healthcare Corp.*	123,457	2,993,832
Tivity Health, Inc.*	55,468	2,199,306
Triple-S Management Corp., Class B*	35,789	935,524
US Physical Therapy, Inc.	18,155	1,476,002

		65,267,242

Health Care Technology (0.7%)
Allscripts Healthcare Solutions, Inc.*	266,326	3,289,126
Castlight Health, Inc., Class B*	94,654	345,487
Computer Programs & Systems, Inc.	16,440	480,048
Cotiviti Holdings, Inc.*	55,598	1,914,795
Evolent Health, Inc., Class A(x)*	87,360	1,244,880
HealthStream, Inc.	39,699	985,726
HMS Holdings Corp.*	127,096	2,140,297
Inovalon Holdings, Inc., Class A(x)*	94,044	996,866
Medidata Solutions, Inc.*	84,131	5,284,269
NantHealth, Inc.(x)*	24,128	73,590
Omnicell, Inc.*	55,726	2,418,508
Quality Systems, Inc.*	78,702	1,074,282
Simulations Plus, Inc.	15,731	232,032
Tabula Rasa HealthCare, Inc.*	18,011	698,827
Teladoc, Inc.(x)*	86,213	3,474,385
Vocera Communications, Inc.*	42,251	989,518

		25,642,636

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.(x)*	39,340	898,919
Cambrex Corp.*	47,481	2,483,256
Codexis, Inc.*	58,817	646,987
Enzo Biochem, Inc.*	61,998	339,749
Fluidigm Corp.*	62,563	365,368
Luminex Corp.	61,118	1,287,756
Medpace Holdings, Inc.*	13,796	481,618
NanoString Technologies, Inc.*	32,283	242,445
NeoGenomics, Inc.(x)*	85,378	696,684
Pacific Biosciences of California, Inc.(x)*	151,972	311,543
PRA Health Sciences, Inc.*	74,010	6,139,871
Quanterix Corp.(x)*	7,155	121,921
Syneos Health, Inc.*	80,579	2,860,555

		16,876,672

Pharmaceuticals (2.3%)
Aclaris Therapeutics, Inc.(x)*	34,225	599,622
Aerie Pharmaceuticals, Inc.(x)*	49,449	2,682,608
Akcea Therapeutics, Inc.(x)*	20,898	535,198
Amphastar Pharmaceuticals, Inc.*	55,580	1,042,125
ANI Pharmaceuticals, Inc.*	12,106	704,811
Aratana Therapeutics, Inc.(x)*	60,793	268,097
Assembly Biosciences, Inc.*	23,632	1,161,276
Catalent, Inc.*	198,438	8,147,864
Clearside Biomedical, Inc.(x)*	30,557	327,877
Collegium Pharmaceutical, Inc.*	38,979	995,913
Corcept Therapeutics, Inc.(x)*	137,884	2,268,192
Corium International, Inc.(x)*	30,375	348,401
Depomed, Inc.*	86,076	567,241
Dermira, Inc.*	57,653	460,647
Dova Pharmaceuticals, Inc.(x)*	9,176	248,853
Durect Corp.*	227,332	486,490
Horizon Pharma plc*	241,087	3,423,435
Impax Laboratories, Inc.*	110,164	2,142,690
Innoviva, Inc.*	115,709	1,928,869
Intersect ENT, Inc.*	39,488	1,551,878
Intra-Cellular Therapies, Inc.*	61,754	1,299,922
Kala Pharmaceuticals, Inc.(x)*	20,918	331,132
Lannett Co., Inc.(x)*	41,693	669,173
Medicines Co. (The)(x)*	103,323	3,403,460
Melinta Therapeutics, Inc.(x)*	21,932	162,297
Menlo Therapeutics, Inc.(x)*	9,405	353,440
MyoKardia, Inc.*	28,446	1,388,165
Nektar Therapeutics*	223,377	23,736,041
Neos Therapeutics, Inc.(x)*	39,972	331,768
Ocular Therapeutix, Inc.(x)*	35,047	228,156
Odonate Therapeutics, Inc.(x)*	9,598	203,286
Omeros Corp.(x)*	68,089	760,554
Optinose, Inc.(x)*	5,864	117,397
Pacira Pharmaceuticals, Inc.*	59,583	1,856,010
Paratek Pharmaceuticals, Inc.*	35,608	462,904
Phibro Animal Health Corp., Class A	28,834	1,144,710
Prestige Brands Holdings, Inc.*	78,704	2,653,899
Reata Pharmaceuticals, Inc., Class A(x)*	16,503	338,477
resTORbio, Inc.(x)*	9,100	87,178
Revance Therapeutics, Inc.*	39,841	1,227,103
scPharmaceuticals, Inc.(x)*	6,348	78,715
Sienna Biopharmaceuticals, Inc.*	22,131	415,620
Supernus Pharmaceuticals, Inc.*	71,231	3,262,380
Teligent, Inc.(x)*	59,824	201,009
Tetraphase Pharmaceuticals, Inc.*	71,588	219,775
TherapeuticsMD, Inc.(x)*	251,585	1,225,219
Theravance Biopharma, Inc.(x)*	62,612	1,518,341
WaVe Life Sciences Ltd.*	17,758	712,096
Zogenix, Inc.*	51,983	2,081,919

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Zynerba Pharmaceuticals, Inc.(x)*	17,160	$149,120

		80,511,353

Total Health Care		516,061,593

Industrials (13.6%)
Aerospace & Defense (1.3%)
AAR Corp.	48,873	2,155,788
Aerojet Rocketdyne Holdings, Inc.*	101,886	2,849,751
Aerovironment, Inc.*	31,495	1,433,337
Astronics Corp.*	32,431	1,209,676
Axon Enterprise, Inc.(x)*	78,706	3,093,933
Cubic Corp.	38,037	2,419,153
Curtiss-Wright Corp.	65,844	8,893,550
Ducommun, Inc.*	15,060	457,523
Engility Holdings, Inc.*	27,253	664,973
Esterline Technologies Corp.*	38,441	2,811,959
KeyW Holding Corp. (The)(x)*	72,192	567,429
KLX, Inc.*	75,090	5,335,895
Kratos Defense & Security Solutions, Inc.*	124,181	1,277,822
Mercury Systems, Inc.*	71,041	3,432,701
Moog, Inc., Class A*	47,436	3,909,201
National Presto Industries, Inc.(x)	7,730	724,688
Sparton Corp.*	16,197	281,990
Triumph Group, Inc.	74,074	1,866,665
Vectrus, Inc.*	16,304	607,161

		43,993,195

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	85,985	2,005,170
Atlas Air Worldwide Holdings, Inc.*	34,953	2,112,909
Echo Global Logistics, Inc.*	38,057	1,050,373
Forward Air Corp.	45,179	2,388,163
Hub Group, Inc., Class A*	49,297	2,063,079
Park-Ohio Holdings Corp.	13,206	513,053
Radiant Logistics, Inc.*	53,320	206,348

		10,339,095

Airlines (0.3%)
Allegiant Travel Co.	18,816	3,246,701
Hawaiian Holdings, Inc.	76,820	2,972,934
SkyWest, Inc.	75,359	4,099,529

		10,319,164

Building Products (1.2%)
AAON, Inc.	62,627	2,442,453
Advanced Drainage Systems, Inc.	53,092	1,375,083
American Woodmark Corp.*	20,720	2,039,884
Apogee Enterprises, Inc.	42,962	1,862,403
Armstrong Flooring, Inc.*	34,168	463,660
Builders FirstSource, Inc.*	164,201	3,257,748
Caesarstone Ltd.	34,540	678,711
Continental Building Products, Inc.*	53,732	1,534,049
CSW Industrials, Inc.*	22,786	1,026,509
Gibraltar Industries, Inc.*	47,952	1,623,175
Griffon Corp.	45,866	837,055
Insteel Industries, Inc.	26,984	745,568
JELD-WEN Holding, Inc.*	101,198	3,098,683
Masonite International Corp.*	41,708	2,558,786
NCI Building Systems, Inc.*	60,590	1,072,443
Patrick Industries, Inc.*	36,724	2,271,379
PGT Innovations, Inc.*	72,206	1,346,642
Ply Gem Holdings, Inc.*	34,041	735,286
Quanex Building Products Corp.	50,973	886,930
Simpson Manufacturing Co., Inc.	60,659	3,493,352
Trex Co., Inc.*	43,542	4,736,062
Universal Forest Products, Inc.	87,343	2,834,280

		40,920,141

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	84,076	2,814,864
ACCO Brands Corp.	151,039	1,895,539
Advanced Disposal Services, Inc.*	73,490	1,637,357
Aqua Metals, Inc.(x)*	24,999	64,747
ARC Document Solutions, Inc.*	56,546	124,401
Brady Corp., Class A	69,769	2,591,918
Brink’s Co. (The)	68,281	4,871,849
Casella Waste Systems, Inc., Class A*	61,104	1,428,612
CECO Environmental Corp.	46,154	205,385
Covanta Holding Corp.	177,795	2,578,028
Deluxe Corp.	70,693	5,231,990
Ennis, Inc.	38,390	756,283
Essendant, Inc.	55,503	432,923
Healthcare Services Group, Inc.	105,536	4,588,705
Heritage-Crystal Clean, Inc.*	20,987	494,244
Herman Miller, Inc.	89,743	2,867,289
HNI Corp.	62,965	2,272,407
Hudson Technologies, Inc.(x)*	55,218	272,777
InnerWorkings, Inc.*	69,032	624,740
Interface, Inc.	87,630	2,208,276
Kimball International, Inc., Class B	53,977	919,768
Knoll, Inc.	72,615	1,466,097
LSC Communications, Inc.	50,835	887,071
Matthews International Corp., Class A	47,545	2,405,777
McGrath RentCorp	35,093	1,884,143
Mobile Mini, Inc.	65,307	2,840,855
MSA Safety, Inc.	49,523	4,122,295
Multi-Color Corp.	20,950	1,383,748
NL Industries, Inc.*	10,418	81,781
Quad/Graphics, Inc.	48,141	1,220,374
RR Donnelley & Sons Co.	110,347	963,329
SP Plus Corp.*	27,189	967,928
Steelcase, Inc., Class A	120,439	1,637,970
Team, Inc.(x)*	43,974	604,643
Tetra Tech, Inc.	82,617	4,044,102
UniFirst Corp.	22,918	3,704,695
US Ecology, Inc.	32,520	1,733,316
Viad Corp.	30,909	1,621,177
VSE Corp.	13,048	674,843

		71,126,246

Construction & Engineering (1.0%)
Aegion Corp.*	46,517	1,065,704
Ameresco, Inc., Class A*	27,670	359,710
Argan, Inc.	22,133	950,612
Chicago Bridge & Iron Co. NV*	152,512	2,196,173
Comfort Systems USA, Inc.	55,506	2,289,623
Dycom Industries, Inc.*	44,844	4,826,559
EMCOR Group, Inc.	87,606	6,827,135
Granite Construction, Inc.	58,475	3,266,414
Great Lakes Dredge & Dock Corp.*	84,231	387,463
HC2 Holdings, Inc.*	60,118	316,221
IES Holdings, Inc.*	14,551	220,448
KBR, Inc.	205,286	3,323,580
Layne Christensen Co.(x)*	24,787	369,822
MasTec, Inc.*	98,701	4,643,882
MYR Group, Inc.*	24,051	741,252
Northwest Pipe Co.(x)*	13,294	229,986
NV5 Global, Inc.*	12,466	694,980
Orion Group Holdings, Inc.*	38,279	252,259
Primoris Services Corp.	59,522	1,486,860
Sterling Construction Co., Inc.*	38,138	437,061
Tutor Perini Corp.*	56,043	1,235,748

		36,121,492

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	10,287	408,908
Atkore International Group, Inc.*	49,776	988,054

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
AZZ, Inc.	39,096	$1,708,495
Babcock & Wilcox Enterprises, Inc.(x)*	75,502	329,944
Encore Wire Corp.	29,922	1,696,577
Energous Corp.(x)*	28,223	452,415
EnerSys	62,664	4,347,001
Generac Holdings, Inc.*	89,987	4,131,303
General Cable Corp.	73,815	2,184,924
LSI Industries, Inc.	34,535	280,079
Plug Power, Inc.(x)*	337,687	638,228
Powell Industries, Inc.	13,890	372,808
Preformed Line Products Co.	4,838	314,905
Revolution Lighting Technologies, Inc.(x)*	17,669	60,605
Sunrun, Inc.(x)*	129,503	1,156,462
Thermon Group Holdings, Inc.*	47,495	1,064,363
TPI Composites, Inc.*	16,073	360,839
Vicor Corp.*	25,086	716,205
Vivint Solar, Inc.(x)*	39,018	142,416

		21,354,531

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	53,858	1,887,723

Machinery (3.4%)
Actuant Corp., Class A	85,314	1,983,551
Alamo Group, Inc.	14,407	1,583,329
Albany International Corp., Class A	43,259	2,712,339
Altra Industrial Motion Corp.	43,380	1,993,311
American Railcar Industries, Inc.(x)	11,101	415,288
Astec Industries, Inc.	32,133	1,773,099
Barnes Group, Inc.	75,756	4,537,026
Blue Bird Corp.*	17,355	411,314
Briggs & Stratton Corp.	63,575	1,361,141
Chart Industries, Inc.*	45,554	2,689,053
CIRCOR International, Inc.	25,474	1,086,721
Columbus McKinnon Corp.	31,808	1,139,999
Commercial Vehicle Group, Inc.*	37,282	288,936
DMC Global, Inc.	22,571	603,774
Douglas Dynamics, Inc.	33,534	1,453,699
Eastern Co. (The)	8,012	228,342
Energy Recovery, Inc.(x)*	57,735	474,582
EnPro Industries, Inc.	31,874	2,466,410
ESCO Technologies, Inc.	38,692	2,265,417
Evoqua Water Technologies Corp.*	73,963	1,574,672
ExOne Co. (The)(x)*	17,967	130,800
Federal Signal Corp.	90,088	1,983,738
Franklin Electric Co., Inc.	67,079	2,733,469
FreightCar America, Inc.	20,172	270,305
Gencor Industries, Inc.*	11,016	177,358
Global Brass & Copper Holdings, Inc.	31,999	1,070,367
Gorman-Rupp Co. (The)	28,125	822,656
Graham Corp.	15,818	338,822
Greenbrier Cos., Inc. (The)(x)	41,627	2,091,757
Hardinge, Inc.	14,883	272,657
Harsco Corp.*	117,673	2,429,947
Hillenbrand, Inc.	92,743	4,256,904
Hurco Cos., Inc.	10,089	463,085
Hyster-Yale Materials Handling, Inc.	15,603	1,091,118
John Bean Technologies Corp.	46,372	5,258,584
Kadant, Inc.	16,720	1,580,040
Kennametal, Inc.	120,544	4,841,046
LB Foster Co., Class A*	11,592	272,992
Lindsay Corp.	15,429	1,410,828
Lydall, Inc.*	25,202	1,215,997
Manitowoc Co., Inc. (The)*	46,696	1,328,968
Meritor, Inc.*	122,794	2,524,645
Milacron Holdings Corp.*	100,150	2,017,021
Miller Industries, Inc.	15,282	382,050
Mueller Industries, Inc.	82,087	2,147,396
Mueller Water Products, Inc., Class A	233,336	2,536,362
Navistar International Corp.*	73,352	2,565,119
NN, Inc.	41,117	986,808
Omega Flex, Inc.	4,531	294,968
Proto Labs, Inc.*	37,255	4,379,325
RBC Bearings, Inc.*	35,093	4,358,551
REV Group, Inc.	44,250	918,630
Rexnord Corp.*	154,588	4,588,171
Spartan Motors, Inc.	51,074	878,473
SPX Corp.*	61,353	1,992,745
SPX FLOW, Inc.*	61,235	3,012,150
Standex International Corp.	19,257	1,836,155
Sun Hydraulics Corp.	40,729	2,181,445
Tennant Co.	26,463	1,791,545
Titan International, Inc.	75,363	950,327
TriMas Corp.*	68,888	1,808,310
Twin Disc, Inc.*	11,797	256,467
Wabash National Corp.	83,631	1,740,361
Watts Water Technologies, Inc., Class A	41,094	3,193,004
Woodward, Inc.	79,000	5,661,139

		118,084,608

Marine (0.1%)
Costamare, Inc.	69,885	436,082
Eagle Bulk Shipping, Inc.*	54,801	271,265
Genco Shipping & Trading Ltd.(x)*	10,164	144,532
Matson, Inc.	61,049	1,748,444
Navios Maritime Holdings, Inc.*	127,248	114,256
Safe Bulkers, Inc.*	69,697	220,939
Scorpio Bulkers, Inc.	90,007	634,550

		3,570,068

Professional Services (1.2%)
Acacia Research Corp.*	70,128	245,448
Barrett Business Services, Inc.	11,017	913,089
BG Staffing, Inc.	10,164	193,014
CBIZ, Inc.*	79,821	1,456,733
CRA International, Inc.	12,933	676,267
Exponent, Inc.	37,367	2,938,915
Forrester Research, Inc.	16,260	673,977
Franklin Covey Co.*	14,199	381,953
FTI Consulting, Inc.*	56,201	2,720,690
GP Strategies Corp.*	18,537	419,863
Heidrick & Struggles International, Inc.	28,804	900,125
Hill International, Inc.*	48,692	277,544
Huron Consulting Group, Inc.*	33,158	1,263,320
ICF International, Inc.	27,318	1,596,737
Insperity, Inc.	54,550	3,793,953
Kelly Services, Inc., Class A	46,074	1,337,989
Kforce, Inc.	34,405	930,655
Korn/Ferry International	77,575	4,002,094
Mistras Group, Inc.*	25,187	477,042
Navigant Consulting, Inc.*	65,200	1,254,448
On Assignment, Inc.*	73,731	6,037,095
Red Violet, Inc.(x)*	4,345	26,505
Resources Connection, Inc.	46,132	747,338
RPX Corp.	69,982	748,108
TriNet Group, Inc.*	60,689	2,811,114
TrueBlue, Inc.*	60,728	1,572,855
WageWorks, Inc.*	58,720	2,654,144
Willdan Group, Inc.*	11,678	331,071

		41,382,086

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.8%)
ArcBest Corp.	37,978	$1,217,195
Avis Budget Group, Inc.(x)*	107,382	5,029,773
Covenant Transportation Group, Inc., Class A*	17,450	520,534
Daseke, Inc.*	48,339	473,239
Heartland Express, Inc.	71,217	1,281,194
Hertz Global Holdings, Inc.*	82,580	1,639,213
Knight-Swift Transportation Holdings, Inc.	187,054	8,606,354
Marten Transport Ltd.	58,623	1,336,604
Roadrunner Transportation Systems, Inc.*	44,534	113,116
Saia, Inc.*	38,539	2,896,206
Schneider National, Inc., Class B	62,351	1,624,867
Universal Logistics Holdings, Inc.	14,540	307,521
Werner Enterprises, Inc.	71,880	2,623,620
YRC Worldwide, Inc.*	50,107	442,445

		28,111,881

Trading Companies & Distributors (1.2%)
Aircastle Ltd.	66,772	1,326,092
Applied Industrial Technologies, Inc.	56,883	4,146,771
Beacon Roofing Supply, Inc.*	101,365	5,379,441
BMC Stock Holdings, Inc.*	99,027	1,935,978
CAI International, Inc.*	24,028	510,835
DXP Enterprises, Inc.*	24,625	959,144
EnviroStar, Inc.(x)	5,152	202,216
Foundation Building Materials, Inc.*	19,375	288,881
GATX Corp.	56,492	3,869,137
GMS, Inc.*	48,188	1,472,625
H&E Equipment Services, Inc.	45,904	1,766,845
Herc Holdings, Inc.*	36,635	2,379,443
Huttig Building Products, Inc.(x)*	35,392	185,100
Kaman Corp.	40,980	2,545,678
Lawson Products, Inc.*	10,706	270,327
MRC Global, Inc.*	135,392	2,225,844
Nexeo Solutions, Inc.*	37,834	404,824
NOW, Inc.(x)*	161,377	1,649,273
Rush Enterprises, Inc., Class A*	45,251	1,922,715
Rush Enterprises, Inc., Class B*	9,062	365,924
SiteOne Landscape Supply, Inc.*	50,228	3,869,565
Textainer Group Holdings Ltd.*	41,937	710,832
Titan Machinery, Inc.*	27,733	653,389
Triton International Ltd.	69,312	2,120,947
Veritiv Corp.*	17,334	679,493
Willis Lease Finance Corp.*	6,061	207,771

		42,049,090

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	87,632	898,228

Total Industrials		470,157,548

Information Technology (15.9%)
Communications Equipment (1.5%)
Acacia Communications, Inc.(x)*	28,054	1,078,957
ADTRAN, Inc.	72,406	1,125,913
Aerohive Networks, Inc.*	50,768	205,103
Applied Optoelectronics, Inc.(x)*	27,832	697,470
CalAmp Corp.*	49,551	1,133,727
Calix, Inc.*	68,760	471,006
Casa Systems, Inc.(x)*	10,274	301,439
Ciena Corp.*	212,225	5,496,628
Clearfield, Inc.*	16,760	216,204
Comtech Telecommunications Corp.	35,115	1,049,587
Digi International, Inc.*	40,250	414,575
EMCORE Corp.*	39,176	223,303
Extreme Networks, Inc.*	165,414	1,831,133
Finisar Corp.(x)*	169,076	2,673,092
Harmonic, Inc.*	120,802	459,048
Infinera Corp.*	218,788	2,376,038
InterDigital, Inc.	50,555	3,720,848
KVH Industries, Inc.*	26,580	275,103
Lumentum Holdings, Inc.(x)*	92,384	5,894,099
NETGEAR, Inc.*	45,681	2,612,953
NetScout Systems, Inc.*	123,387	3,251,247
Oclaro, Inc.(x)*	250,982	2,399,388
Plantronics, Inc.	48,078	2,902,469
Quantenna Communications, Inc.(x)*	31,629	433,317
Ribbon Communications, Inc.*	75,234	383,693
Ubiquiti Networks, Inc.(x)*	33,413	2,298,814
ViaSat, Inc.(x)*	80,492	5,289,934
Viavi Solutions, Inc.*	334,208	3,248,502

		52,463,590

Electronic Equipment, Instruments & Components (2.4%)
Akoustis Technologies, Inc.(x)*	12,338	71,931
Anixter International, Inc.*	42,815	3,243,236
AVX Corp.	67,995	1,125,317
Badger Meter, Inc.	41,786	1,970,210
Bel Fuse, Inc., Class B	13,809	260,990
Belden, Inc.	62,331	4,297,099
Benchmark Electronics, Inc.	71,717	2,140,752
Control4 Corp.*	37,011	794,996
CTS Corp.	48,071	1,307,531
Daktronics, Inc.	58,344	514,011
Electro Scientific Industries, Inc.*	46,222	893,471
ePlus, Inc.*	19,885	1,545,065
Fabrinet*	55,094	1,728,850
FARO Technologies, Inc.*	24,599	1,436,582
Fitbit, Inc., Class A(x)*	284,528	1,451,093
II-VI, Inc.*	89,958	3,679,282
Insight Enterprises, Inc.*	54,085	1,889,189
Iteris, Inc.*	34,075	169,012
Itron, Inc.*	50,022	3,579,074
KEMET Corp.*	81,365	1,475,147
Kimball Electronics, Inc.*	39,901	644,401
Knowles Corp.*	133,521	1,681,029
Littelfuse, Inc.	36,062	7,507,388
Maxwell Technologies, Inc.(x)*	53,698	318,429
Mesa Laboratories, Inc.(x)	4,836	717,856
Methode Electronics, Inc.	51,644	2,019,280
MicroVision, Inc.(x)*	99,859	112,841
MTS Systems Corp.	25,187	1,300,909
Napco Security Technologies, Inc.*	16,633	194,606
Novanta, Inc.*	48,072	2,506,955
OSI Systems, Inc.*	26,700	1,742,709
Park Electrochemical Corp.	27,413	461,635
PC Connection, Inc.	16,489	412,225
PCM, Inc.*	14,922	123,853
Plexus Corp.*	49,333	2,946,660
Radisys Corp.(x)*	50,425	32,322
Rogers Corp.*	26,630	3,183,350
Sanmina Corp.*	104,907	2,743,318
ScanSource, Inc.*	37,202	1,322,531
SYNNEX Corp.	43,072	5,099,725
Systemax, Inc.	17,666	504,364
Tech Data Corp.*	52,322	4,454,172
TTM Technologies, Inc.*	139,999	2,140,585
VeriFone Systems, Inc.*	162,958	2,506,294
Vishay Intertechnology, Inc.	195,397	3,634,384
Vishay Precision Group, Inc.*	14,307	445,663

		82,330,322

Internet Software & Services (3.5%)
2U, Inc.*	70,980	5,964,449
Alarm.com Holdings, Inc.*	30,746	1,160,354

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Alteryx, Inc., Class A*	34,105	$1,164,345
Amber Road, Inc.*	28,748	255,857
Appfolio, Inc., Class A*	12,686	518,223
Apptio, Inc., Class A*	32,532	921,957
Benefitfocus, Inc.(x)*	23,966	584,770
Blucora, Inc.*	67,036	1,649,086
Box, Inc., Class A*	119,075	2,446,991
Brightcove, Inc.*	53,064	368,795
Carbonite, Inc.*	37,875	1,090,800
Cardlytics, Inc.*	7,771	113,690
Care.com, Inc.*	20,284	330,021
Cars.com, Inc.*	105,816	2,997,767
ChannelAdvisor Corp.*	38,988	354,791
Cimpress NV(x)*	36,812	5,694,816
Cloudera, Inc.*	146,758	3,167,038
CommerceHub, Inc., Series A*	20,873	469,643
CommerceHub, Inc., Series C*	43,326	974,402
Cornerstone OnDemand, Inc.*	78,887	3,085,271
Coupa Software, Inc.*	47,990	2,189,304
DHI Group, Inc.*	72,867	116,587
Endurance International Group Holdings, Inc.*	88,268	653,183
Envestnet, Inc.*	65,538	3,755,327
Etsy, Inc.*	179,842	5,046,367
Five9, Inc.*	78,944	2,351,742
Gogo, Inc.(x)*	87,758	757,352
GrubHub, Inc.(x)*	127,624	12,950,006
GTT Communications, Inc.*	46,948	2,661,952
Hortonworks, Inc.*	76,514	1,558,590
Instructure, Inc.*	32,087	1,352,467
Internap Corp.*	29,704	326,744
j2 Global, Inc.	68,775	5,427,723
Leaf Group Ltd.*	16,073	113,315
Limelight Networks, Inc.*	134,772	553,913
Liquidity Services, Inc.*	40,657	264,271
LivePerson, Inc.*	80,350	1,313,723
Meet Group, Inc. (The)*	101,847	212,860
MINDBODY, Inc., Class A*	64,762	2,519,242
MuleSoft, Inc., Class A*	34,198	1,504,028
New Relic, Inc.*	45,523	3,374,165
NIC, Inc.	97,410	1,295,553
Nutanix, Inc., Class A*	162,958	8,002,866
Okta, Inc.*	27,814	1,108,388
Ominto, Inc.(x)*	20,864	59,880
Q2 Holdings, Inc.*	47,448	2,161,256
QuinStreet, Inc.*	59,912	765,076
Quotient Technology, Inc.*	111,154	1,456,117
Reis, Inc.	13,667	293,157
SendGrid, Inc.*	12,561	353,467
Shutterstock, Inc.*	28,202	1,357,926
SPS Commerce, Inc.*	25,490	1,633,144
Stamps.com, Inc.*	24,266	4,878,679
TechTarget, Inc.*	31,272	621,687
Tintri, Inc.(x)*	21,823	37,317
Trade Desk, Inc. (The), Class A(x)*	35,054	1,739,379
TrueCar, Inc.*	101,454	959,755
Tucows, Inc., Class A(x)*	13,600	761,600
Twilio, Inc., Class A(x)*	92,328	3,525,083
Veritone, Inc.(x)*	4,229	58,868
Web.com Group, Inc.*	58,351	1,056,153
XO Group, Inc.*	38,424	797,298
Yelp, Inc.*	117,766	4,916,731
Yext, Inc.*	30,892	390,784

		120,546,091

IT Services (1.7%)
Acxiom Corp.*	119,495	2,713,731
Blackhawk Network Holdings, Inc.*	80,695	3,607,067
CACI International, Inc., Class A*	36,323	5,497,487
Cardtronics plc, Class A*	70,033	1,562,436
Cass Information Systems, Inc.	18,844	1,121,406
Convergys Corp.	135,155	3,057,206
CSG Systems International, Inc.	48,118	2,179,264
EPAM Systems, Inc.*	74,040	8,479,062
Everi Holdings, Inc.*	96,111	631,449
Evertec, Inc.	93,387	1,526,877
ExlService Holdings, Inc.*	47,417	2,644,446
Hackett Group, Inc. (The)	36,572	587,346
Information Services Group, Inc.*	58,102	242,866
ManTech International Corp., Class A	38,879	2,156,618
MAXIMUS, Inc.	95,066	6,344,706
MoneyGram International, Inc.*	43,712	376,797
Perficient, Inc.*	53,113	1,217,350
Presidio, Inc.*	46,091	720,863
Science Applications International Corp.	64,291	5,066,131
ServiceSource International, Inc.*	112,615	429,063
StarTek, Inc.*	15,873	155,238
Sykes Enterprises, Inc.*	59,520	1,722,509
Syntel, Inc.*	48,067	1,227,151
Travelport Worldwide Ltd.	188,176	3,074,796
TTEC Holdings, Inc.	21,676	665,453
Unisys Corp.(x)*	74,867	804,820
Virtusa Corp.*	40,842	1,979,203

		59,791,341

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Energy Industries, Inc.*	59,007	3,770,547
Alpha & Omega Semiconductor Ltd.*	27,735	428,506
Ambarella, Inc.(x)*	47,694	2,336,529
Amkor Technology, Inc.*	152,287	1,542,667
Aquantia Corp.(x)*	8,532	133,952
Axcelis Technologies, Inc.*	45,506	1,119,448
AXT, Inc.*	55,535	402,629
Brooks Automation, Inc.	103,886	2,813,233
Cabot Microelectronics Corp.	37,288	3,993,918
CEVA, Inc.*	32,807	1,187,613
Cirrus Logic, Inc.*	93,967	3,817,879
Cohu, Inc.	41,754	952,409
Cree, Inc.*	144,725	5,833,865
CyberOptics Corp.(x)*	10,229	184,122
Diodes, Inc.*	56,648	1,725,498
DSP Group, Inc.*	34,516	407,289
Entegris, Inc.	211,189	7,349,377
FormFactor, Inc.*	108,886	1,486,294
GSI Technology, Inc.*	20,568	152,409
Ichor Holdings Ltd.(x)*	27,858	674,442
Impinj, Inc.(x)*	27,270	355,055
Inphi Corp.(x)*	63,926	1,924,173
Integrated Device Technology, Inc.*	198,969	6,080,493
Kopin Corp.*	87,727	273,708
Lattice Semiconductor Corp.*	182,598	1,017,071
MACOM Technology Solutions Holdings, Inc.(x)*	61,459	1,020,219
MaxLinear, Inc.*	91,470	2,080,943
MKS Instruments, Inc.	80,286	9,285,075
Monolithic Power Systems, Inc.	59,307	6,865,971
Nanometrics, Inc.*	37,380	1,005,522
NeoPhotonics Corp.(x)*	46,770	320,375
NVE Corp.	7,047	585,676
PDF Solutions, Inc.(x)*	41,938	488,997
Photronics, Inc.*	103,562	854,387
Pixelworks, Inc.(x)*	42,809	165,671
Power Integrations, Inc.	43,294	2,959,145

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Rambus, Inc.*	156,532	$2,102,225
Rudolph Technologies, Inc.*	47,718	1,321,789
Semtech Corp.*	96,199	3,756,571
Sigma Designs, Inc.*	58,211	360,908
Silicon Laboratories, Inc.*	62,237	5,595,106
SMART Global Holdings, Inc.*	14,098	702,644
SunPower Corp.(x)*	89,363	713,117
Synaptics, Inc.*	52,281	2,390,810
Ultra Clean Holdings, Inc.*	55,975	1,077,519
Veeco Instruments, Inc.*	71,390	1,213,630
Xcerra Corp.*	81,117	945,013
Xperi Corp.	73,762	1,560,066

		97,334,505

Software (3.6%)
8x8, Inc.*	133,798	2,495,333
A10 Networks, Inc.*	73,956	430,424
ACI Worldwide, Inc.*	171,041	4,057,093
Agilysys, Inc.*	25,274	301,266
American Software, Inc., Class A	38,051	494,663
Aspen Technology, Inc.*	108,541	8,562,798
Blackbaud, Inc.	71,013	7,229,834
Blackline, Inc.*	41,974	1,645,801
Bottomline Technologies de, Inc.*	59,519	2,306,361
Callidus Software, Inc.*	100,430	3,610,459
CommVault Systems, Inc.*	57,338	3,279,734
Digimarc Corp.(x)*	15,589	373,357
Ebix, Inc.(x)	36,497	2,719,027
Ellie Mae, Inc.*	50,241	4,619,158
Everbridge, Inc.*	25,511	933,703
Fair Isaac Corp.*	44,412	7,522,059
ForeScout Technologies, Inc.*	8,066	261,661
Glu Mobile, Inc.*	162,609	613,036
HubSpot, Inc.*	51,855	5,615,897
Imperva, Inc.*	50,761	2,197,951
Majesco*	11,912	60,275
MicroStrategy, Inc., Class A*	14,401	1,857,585
Mitek Systems, Inc.*	49,503	366,322
MobileIron, Inc.*	82,385	407,806
Model N, Inc.*	36,983	667,543
Monotype Imaging Holdings, Inc.	62,736	1,408,423
Park City Group, Inc.(x)*	22,715	198,756
Paycom Software, Inc.(x)*	73,508	7,894,023
Paylocity Holding Corp.*	39,402	2,018,564
Pegasystems, Inc.	54,087	3,280,377
Progress Software Corp.	68,062	2,616,984
Proofpoint, Inc.*	65,155	7,404,866
PROS Holdings, Inc.*	39,908	1,317,363
QAD, Inc., Class A	13,764	573,271
QAD, Inc., Class B	249	7,796
Qualys, Inc.*	47,623	3,464,573
Rapid7, Inc.*	40,832	1,044,074
RealNetworks, Inc.*	29,930	91,586
RealPage, Inc.*	87,506	4,506,559
RingCentral, Inc., Class A*	96,689	6,139,752
Rosetta Stone, Inc.*	26,447	347,778
Rubicon Project, Inc. (The)*	66,259	119,266
SailPoint Technologies Holding, Inc.*	29,609	612,610
SecureWorks Corp., Class A*	14,823	119,770
Synchronoss Technologies, Inc.*	62,358	657,877
Telenav, Inc.*	46,275	249,885
TiVo Corp.	177,128	2,400,084
Upland Software, Inc.*	10,965	315,682
Varonis Systems, Inc.*	28,971	1,752,746
VASCO Data Security International, Inc.*	44,297	573,646
Verint Systems, Inc.*	94,727	4,035,370
VirnetX Holding Corp.(x)*	77,376	305,635
Workiva, Inc.*	37,593	890,954
Zendesk, Inc.*	147,295	7,051,012
Zix Corp.*	76,929	328,487

		124,356,915

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp.(x)*	165,833	1,922,004
Avid Technology, Inc.*	51,438	233,529
CPI Card Group, Inc.(x)	7,082	21,352
Cray, Inc.*	59,179	1,225,005
Diebold Nixdorf, Inc.(x)	114,389	1,761,591
Eastman Kodak Co.(x)*	24,214	129,545
Electronics For Imaging, Inc.*	67,421	1,842,616
Immersion Corp.(x)*	47,035	562,068
Intevac, Inc.*	28,675	197,858
Pure Storage, Inc., Class A*	146,289	2,918,465
Quantum Corp.(x)*	41,389	150,656
Stratasys Ltd.(x)*	75,626	1,526,133
Super Micro Computer, Inc.*	59,214	1,006,638
USA Technologies, Inc.*	72,437	651,933

		14,149,393

Total Information Technology		550,972,157

Materials (3.9%)
Chemicals (1.9%)
A Schulman, Inc.	43,341	1,863,663
Advanced Emissions Solutions, Inc.(x)	6,374	72,791
AdvanSix, Inc.*	45,152	1,570,387
AgroFresh Solutions, Inc.(x)*	29,258	215,046
American Vanguard Corp.	42,666	861,853
Balchem Corp.	46,095	3,768,266
Chase Corp.	10,921	1,271,750
Core Molding Technologies, Inc.	10,536	187,857
Ferro Corp.*	126,015	2,926,068
Flotek Industries, Inc.*	86,180	525,698
FutureFuel Corp.	39,460	473,125
GCP Applied Technologies, Inc.*	105,654	3,069,249
Hawkins, Inc.	14,456	508,128
HB Fuller Co.	75,161	3,737,757
Ingevity Corp.*	62,732	4,622,721
Innophos Holdings, Inc.	29,589	1,189,774
Innospec, Inc.	36,188	2,482,497
Intrepid Potash, Inc.(x)*	138,315	503,467
KMG Chemicals, Inc.	19,483	1,168,006
Koppers Holdings, Inc.*	31,579	1,297,897
Kraton Corp.*	45,718	2,181,206
Kronos Worldwide, Inc.	34,768	785,757
LSB Industries, Inc.(x)*	32,279	197,870
Minerals Technologies, Inc.	52,173	3,492,982
OMNOVA Solutions, Inc.*	65,164	684,222
PolyOne Corp.	119,542	5,082,925
PQ Group Holdings, Inc.*	42,174	589,171
Quaker Chemical Corp.	19,337	2,864,390
Rayonier Advanced Materials, Inc.	. 73,607	1,580,342
Sensient Technologies Corp.	64,289	4,537,518
Stepan Co.	30,307	2,520,936
Trecora Resources*	32,064	436,070
Tredegar Corp.	38,058	683,141
Trinseo SA	65,535	4,852,867
Tronox Ltd., Class A	132,995	2,452,428
Valhi, Inc.	38,926	235,892

		65,493,717

Construction Materials (0.2%)
Forterra, Inc.(x)*	30,385	252,803
Summit Materials, Inc., Class A*	164,783	4,989,629

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
United States Lime & Minerals, Inc.	3,143	$230,005
US Concrete, Inc.(x)*	23,210	1,401,884

		6,874,321

Containers & Packaging (0.1%)
Greif, Inc., Class A	37,389	1,953,575
Greif, Inc., Class B	8,783	511,610
Myers Industries, Inc.	35,487	750,550
UFP Technologies, Inc.*	10,667	314,677

		3,530,412

Metals & Mining (1.1%)
AK Steel Holding Corp.(x)*	464,363	2,103,564
Allegheny Technologies, Inc.(x)*	188,543	4,464,697
Ampco-Pittsburgh Corp.	10,985	97,767
Carpenter Technology Corp.	69,361	3,060,207
Century Aluminum Co.*	75,084	1,241,889
Cleveland-Cliffs, Inc.(x)*	438,642	3,048,562
Coeur Mining, Inc.*	275,291	2,202,328
Commercial Metals Co.	173,845	3,556,869
Compass Minerals International, Inc.(x)	51,220	3,088,566
Gold Resource Corp.	86,099	388,306
Haynes International, Inc.	19,474	722,680
Hecla Mining Co.	594,912	2,183,327
Kaiser Aluminum Corp.	24,923	2,514,731
Klondex Mines Ltd.(x)*	262,345	616,511
Materion Corp.	30,436	1,553,758
Olympic Steel, Inc.	14,860	304,779
Ramaco Resources, Inc.(x)*	8,337	59,943
Ryerson Holding Corp.*	27,264	222,202
Schnitzer Steel Industries, Inc., Class A	40,513	1,310,596
SunCoke Energy, Inc.*	98,732	1,062,356
TimkenSteel Corp.*	61,277	930,798
Warrior Met Coal, Inc.(x)	47,121	1,319,859
Worthington Industries, Inc.	65,443	2,808,814

		38,863,109

Paper & Forest Products (0.6%)
Boise Cascade Co.	58,738	2,267,287
Clearwater Paper Corp.*	25,137	982,857
KapStone Paper and Packaging Corp.	129,177	4,432,063
Louisiana-Pacific Corp.	216,061	6,216,074
Neenah, Inc.	25,005	1,960,392
PH Glatfelter Co.	65,760	1,350,053
Schweitzer-Mauduit International, Inc.	46,419	1,817,304
Verso Corp., Class A*	51,841	873,002

		19,899,032

Total Materials		134,660,591

Real Estate (5.7%)
Equity Real Estate Investment Trusts (REITs) (5.2%)
Acadia Realty Trust (REIT)	125,087	3,077,140
Agree Realty Corp. (REIT)	42,301	2,032,140
Alexander & Baldwin, Inc. (REIT)	100,985	2,335,783
Alexander’s, Inc. (REIT)	3,321	1,266,065
American Assets Trust, Inc. (REIT)	61,532	2,055,784
Americold Realty Trust (REIT)(x)	76,887	1,467,004
Armada Hoffler Properties, Inc. (REIT)	69,620	953,098
Ashford Hospitality Prime, Inc. (REIT)	36,733	357,045
Ashford Hospitality Trust, Inc. (REIT)	119,015	768,837
Bluerock Residential Growth REIT, Inc. (REIT)(x)	38,695	328,908
CareTrust REIT, Inc. (REIT)	110,099	1,475,327
CatchMark Timber Trust, Inc. (REIT), Class A	64,283	801,609
CBL & Associates Properties, Inc. (REIT)(x)	252,717	1,053,830
Cedar Realty Trust, Inc. (REIT)	133,406	525,620
Chatham Lodging Trust (REIT)	65,213	1,248,829
Chesapeake Lodging Trust (REIT)	90,399	2,513,996
City Office REIT, Inc. (REIT)	46,760	540,546
Clipper Realty, Inc. (REIT)(x)	22,174	187,814
Community Healthcare Trust, Inc. (REIT)	23,429	603,062
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	17,777	667,349
Cousins Properties, Inc. (REIT)	620,619	5,386,972
DiamondRock Hospitality Co. (REIT)	291,061	3,038,677
Easterly Government Properties, Inc. (REIT)	62,724	1,279,570
EastGroup Properties, Inc. (REIT)	50,715	4,192,102
Education Realty Trust, Inc. (REIT)	112,513	3,684,801
Farmland Partners, Inc. (REIT)(x)	50,316	420,139
First Industrial Realty Trust, Inc. (REIT)	177,209	5,179,818
Four Corners Property Trust, Inc. (REIT)	93,238	2,152,865
Franklin Street Properties Corp. (REIT)	154,657	1,300,665
Front Yard Residential Corp. (REIT)	78,374	787,659
GEO Group, Inc. (The) (REIT)	181,833	3,722,122
Getty Realty Corp. (REIT)	45,644	1,151,142
Gladstone Commercial Corp. (REIT)	39,614	686,907
Global Medical REIT, Inc. (REIT)(x)	22,630	157,279
Global Net Lease, Inc. (REIT)(x)	103,947	1,754,625
Government Properties Income Trust (REIT)	108,079	1,476,359
Gramercy Property Trust (REIT)	237,546	5,161,874
Healthcare Realty Trust, Inc. (REIT)	180,933	5,013,652
Hersha Hospitality Trust (REIT)	62,023	1,110,212
Independence Realty Trust, Inc. (REIT)	122,280	1,122,530
Industrial Logistics Properties Trust (REIT)*	28,544	580,585
InfraREIT, Inc. (REIT)	66,904	1,299,945
Investors Real Estate Trust (REIT)	185,766	964,126
iStar, Inc. (REIT)*	98,495	1,001,694
Jernigan Capital, Inc. (REIT)(x)	19,886	359,937
Kite Realty Group Trust (REIT)	125,042	1,904,390
LaSalle Hotel Properties (REIT)	167,374	4,855,520
Lexington Realty Trust (REIT)	322,662	2,539,350
LTC Properties, Inc. (REIT)	60,326	2,292,388
Mack-Cali Realty Corp. (REIT)	133,404	2,229,181
MedEquities Realty Trust, Inc. (REIT)	44,199	464,531
Monmouth Real Estate Investment Corp. (REIT)	107,343	1,614,439
National Health Investors, Inc. (REIT)	60,042	4,040,226
National Storage Affiliates Trust (REIT)	75,344	1,889,628
New Senior Investment Group, Inc. (REIT)	114,781	938,909
NexPoint Residential Trust, Inc. (REIT)	26,206	650,957
NorthStar Realty Europe Corp. (REIT)	85,946	1,119,017
One Liberty Properties, Inc. (REIT)	22,738	502,510
Pebblebrook Hotel Trust (REIT)	100,826	3,463,373

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Pennsylvania REIT (REIT)(x)	103,290	$996,749
Physicians Realty Trust (REIT)	269,104	4,189,949
PotlatchDeltic Corp. (REIT)	89,776	4,672,841
Preferred Apartment Communities, Inc. (REIT), Class A	56,701	804,587
PS Business Parks, Inc. (REIT)	29,388	3,322,020
QTS Realty Trust, Inc. (REIT), Class A	73,321	2,655,687
Quality Care Properties, Inc. (REIT)*	143,100	2,780,433
RAIT Financial Trust (REIT)(x)	119,671	19,327
Ramco-Gershenson Properties Trust (REIT)	118,008	1,458,579
Retail Opportunity Investments Corp. (REIT)	165,134	2,917,918
Rexford Industrial Realty, Inc. (REIT)	115,836	3,334,918
RLJ Lodging Trust (REIT)	249,815	4,856,403
Ryman Hospitality Properties, Inc. (REIT)	65,081	5,040,522
Sabra Health Care REIT, Inc. (REIT)	262,620	4,635,243
Safety Income & Growth, Inc. (REIT)(x)	13,379	213,930
Saul Centers, Inc. (REIT)	17,205	876,939
Select Income REIT (REIT)	94,235	1,835,698
Seritage Growth Properties (REIT), Class A(x)	37,971	1,349,869
STAG Industrial, Inc. (REIT)	140,772	3,367,266
Summit Hotel Properties, Inc. (REIT)	156,243	2,126,467
Sunstone Hotel Investors, Inc. (REIT)	336,054	5,114,741
Terreno Realty Corp. (REIT)	81,574	2,815,119
Tier REIT, Inc. (REIT)	74,071	1,368,832
UMH Properties, Inc. (REIT)	43,165	578,843
Universal Health Realty Income Trust (REIT)	18,427	1,107,463
Urban Edge Properties (REIT)	153,455	3,276,264
Urstadt Biddle Properties, Inc. (REIT), Class A	44,712	862,942
Washington Prime Group, Inc. (REIT)(x)	286,644	1,911,915
Washington REIT (REIT)	117,660	3,212,118
Whitestone REIT (REIT)(x)	57,056	592,812
Xenia Hotels & Resorts, Inc. (REIT)	158,238	3,120,453

		181,167,309

Real Estate Management & Development (0.5%)
Altisource Portfolio Solutions SA(x)*	17,496	464,694
Consolidated-Tomoka Land Co.	6,137	385,710
Forestar Group, Inc.(x)*	12,779	270,276
FRP Holdings, Inc.*	10,015	560,840
Griffin Industrial Realty, Inc.	1,853	69,543
HFF, Inc., Class A	55,955	2,780,963
Kennedy-Wilson Holdings, Inc.	181,697	3,161,527
Marcus & Millichap, Inc.*	25,309	912,643
Maui Land & Pineapple Co., Inc.*	10,163	118,399
Newmark Group, Inc., Class A*	33,062	502,212
Rafael Holdings, Inc., Class B(x)*	13,744	66,658
RE/MAX Holdings, Inc., Class A	27,363	1,654,093
Redfin Corp.(x)*	86,405	1,972,626
RMR Group, Inc. (The), Class A	10,745	751,613
St Joe Co. (The)*	63,258	1,192,413
Stratus Properties, Inc.*	8,353	252,261
Tejon Ranch Co.*	27,750	641,303
Transcontinental Realty Investors, Inc.(x)*	2,233	90,682
Trinity Place Holdings, Inc.*	24,925	162,013

		16,010,469

Total Real Estate		197,177,778

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
ATN International, Inc.	16,039	956,245
Cincinnati Bell, Inc.*	64,027	886,774
Cogent Communications Holdings, Inc.(x)	62,872	2,728,645
Consolidated Communications Holdings, Inc.(x)	98,988	1,084,908
Frontier Communications Corp.(x)	118,837	881,771
Globalstar, Inc.(x)*	820,893	564,364
Hawaiian Telcom Holdco, Inc.*	9,710	259,063
IDT Corp., Class B*	27,488	172,350
Intelsat SA*	59,152	222,412
Iridium Communications, Inc.(x)*	126,941	1,428,086
Ooma, Inc.*	24,744	269,710
ORBCOMM, Inc.*	100,252	939,361
pdvWireless, Inc.*	15,025	448,496
Vonage Holdings Corp.*	303,322	3,230,379
Windstream Holdings, Inc.(x)	286,723	404,279

		14,476,843

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	54,781	1,356,925
Shenandoah Telecommunications Co.	68,019	2,448,685
Spok Holdings, Inc.	31,891	476,770

		4,282,380

Total Telecommunication Services		18,759,223

Utilities (2.9%)
Electric Utilities (0.9%)
ALLETE, Inc.	76,373	5,517,949
El Paso Electric Co.	61,334	3,128,034
Genie Energy Ltd., Class B	23,568	117,604
IDACORP, Inc.	76,187	6,725,027
MGE Energy, Inc.	52,583	2,949,906
Otter Tail Corp.	59,512	2,579,845
PNM Resources, Inc.	118,982	4,551,062
Portland General Electric Co.	133,796	5,420,076
Spark Energy, Inc., Class A(x)	17,709	209,852

		31,199,355

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	23,767	1,672,008
New Jersey Resources Corp.	128,102	5,136,890
Northwest Natural Gas Co.	42,866	2,471,225
ONE Gas, Inc.	77,771	5,134,441
RGC Resources, Inc.	9,018	229,057
South Jersey Industries, Inc.	116,236	3,273,206
Southwest Gas Holdings, Inc.*	70,112	4,741,675
Spire, Inc.	70,390	5,089,197
WGL Holdings, Inc.	76,589	6,406,669

		34,154,368

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.(x)*	170,447	357,939
Dynegy, Inc.*	191,519	2,589,337
NRG Yield, Inc., Class A	54,946	903,312
NRG Yield, Inc., Class C	97,116	1,650,972
Ormat Technologies, Inc.	60,012	3,383,476
Pattern Energy Group, Inc., Class A(x)	116,279	2,010,464
TerraForm Power, Inc., Class A	65,809	706,131

		11,601,631

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.4%)
Avista Corp.	95,796	$4,909,545
Black Hills Corp.	79,826	4,334,552
NorthWestern Corp.	72,945	3,924,441
Unitil Corp.	20,478	950,384

		14,118,922

Water Utilities (0.3%)
American States Water Co.	54,848	2,910,234
AquaVenture Holdings Ltd.*	16,925	210,209
Artesian Resources Corp., Class A	11,797	430,355
Cadiz, Inc.(x)*	30,993	418,406
California Water Service Group	71,969	2,680,844
Connecticut Water Service, Inc.	16,885	1,022,049
Consolidated Water Co. Ltd.	20,612	299,905
Global Water Resources, Inc.	16,448	147,539
Middlesex Water Co.	24,655	904,839
Pure Cycle Corp.*	22,814	215,592
SJW Group	25,208	1,328,714
York Water Co. (The)	18,818	583,358

		11,152,044

Total Utilities		102,226,320

Total Common Stocks (89.8%) (Cost $2,406,494,095)		3,114,599,804

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR(r)*	198,082	164,903

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	4,193	—

Total Health Care		164,903

Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 4/10/18(x)*	75,502	144,813

Total Industrials		144,813

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)(x)*	14,176	—

Total Information Technology		—

Total Rights (0.0%) (Cost $—)		309,716

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.9%)
JPMorgan Prime Money Market Fund, IM Shares	169,788,531	169,771,552

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.4%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $10,601,546, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $10,812,004.(xx)	$10,600,000	10,600,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $24,003,400, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $24,500,205.(xx)	24,000,000	24,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $40,505,738, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $41,344,096.(xx)	40,500,000	40,500,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $20,952,968, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $21,386,638.(xx)	20,950,000	20,950,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $16,302,445, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $16,626,834.(xx)	16,300,000	16,300,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $12,801,867, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $13,056,653.(xx)	12,800,000	12,800,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $20,006,000, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $20,401,044.(xx)	20,000,000	20,000,000

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $3,556,540, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $3,627,159.(xx)	$3,556,033	$3,556,033
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $5,700,903, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $5,816,942.(xx)	5,700,000	5,700,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $18,002,775, collateralized by various Common Stocks; total market value $20,021,709.(xx)	18,000,000	18,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $19,302,975, collateralized by various Common Stocks; total market value $21,467,721.(xx)	19,300,000	19,300,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $6,000,925, collateralized by various Common Stocks; total market value $6,673,903.(xx)	6,000,000	6,000,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $15,005,483, collateralized by various Common Stocks; total market value $16,684,757.(xx)	15,000,000	15,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $20,004,833, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $20,400,387.(xx)	20,000,000	20,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,977,218, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $3,036,365.(xx)	2,976,772	2,976,772
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $24,007,933, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $24,480,012.(xx)	24,000,000	24,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $30,009,917, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $30,600,000.(xx)	30,000,000	30,000,000

Total Repurchase Agreements		289,682,805

Total Short-Term Investments (13.3%) (Cost $459,520,756)		459,454,357

Total Investments in Securities (103.1%) (Cost $2,866,014,851)		3,574,363,877
Other Assets Less Liabilities (-3.1%)		(108,559,964)

Net Assets (100%)		$3,465,803,913

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $288,386,159. This was secured by cash collateral of $289,682,805 which was subsequently invested in joint repurchase agreements with a total value of $289,682,805, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $3,883,672 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	12,395	277,028	—	—	—	3,719	280,747	—	—
PennyMac Mortgage Investment Trust (REIT)	90,366	1,603,883	—	(167,326)	12,568	180,174	1,629,299	—	—

Total		1,880,911	—	(167,326)	12,568	183,893	1,910,046	—	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	4,587	6/2018	USD	351,180,720	(13,470,478)

					(13,470,478)

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$376,522,311	$654,681	$—		$377,176,992
Consumer Staples	73,249,083	—	—		73,249,083
Energy	113,568,766	—	—		113,568,766
Financials	560,589,753	—	—		560,589,753
Health Care	516,061,593	—	—		516,061,593
Industrials	469,929,206	228,342	—		470,157,548
Information Technology	550,972,157	—	—		550,972,157
Materials	134,660,591	—	—		134,660,591
Real Estate	197,108,235	69,543	—		197,177,778
Telecommunication Services	18,759,223	—	—		18,759,223
Utilities	102,226,320	—	—		102,226,320
Rights
Health Care	—	—	164,903		164,903
Industrials	—	144,813	—		144,813
Information Technology	—	—	—	(c)	— (c)
Short-Term Investments
Investment Company	169,771,552	—	—		169,771,552
Repurchase Agreements	—	289,682,805	—		289,682,805

Total Assets	$3,283,418,790	$290,780,184	$164,903		$3,574,363,877

Liabilities:
Futures	$(13,470,478)	$—	$—		$(13,470,478)

Total Liabilities	$(13,470,478)	$—	$—		$(13,470,478)

Total	$3,269,948,312	$290,780,184	$164,903		$3,560,893,399

(a)	A security with a market value of $295,839 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $654,681 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$988,117,584
Aggregate gross unrealized depreciation	(294,354,077)

Net unrealized appreciation	$693,763,507

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,867,129,892

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.0%)
AGL Energy Ltd.	89,347	$1,496,982
Alumina Ltd.(x)	366,195	668,407
Amcor Ltd.	153,781	1,687,578
AMP Ltd.	389,595	1,500,842
APA Group	169,404	1,028,673
Aristocrat Leisure Ltd.	74,141	1,382,207
ASX Ltd.	24,908	1,078,192
Aurizon Holdings Ltd.	260,684	855,686
AusNet Services	286,920	371,581
Australia & New Zealand Banking Group Ltd.	395,465	8,204,737
Bank of Queensland Ltd.	55,850	473,720
Bendigo & Adelaide Bank Ltd.	68,247	519,584
BHP Billiton Ltd.	432,391	9,564,639
BHP Billiton plc	282,952	5,581,524
BlueScope Steel Ltd.	73,567	865,106
Boral Ltd.	164,889	948,607
Brambles Ltd.	208,100	1,601,571
Caltex Australia Ltd.	37,687	915,150
Challenger Ltd.	75,914	677,926
CIMIC Group Ltd.	14,096	486,311
Coca-Cola Amatil Ltd.	73,077	489,015
Cochlear Ltd.	7,454	1,045,900
Commonwealth Bank of Australia	235,798	13,170,205
Computershare Ltd.	60,811	813,782
Crown Resorts Ltd.	50,305	493,477
CSL Ltd.	60,735	7,303,173
Dexus (REIT)	134,750	968,950
Domino’s Pizza Enterprises Ltd.(x)	8,095	260,369
Flight Centre Travel Group Ltd.(x)	6,786	298,587
Fortescue Metals Group Ltd.	202,959	679,326
Goodman Group (REIT)	236,743	1,538,637
GPT Group (The) (REIT)	234,673	857,956
Harvey Norman Holdings Ltd.(x)	62,440	178,730
Healthscope Ltd.(x)	263,245	392,889
Incitec Pivot Ltd.	250,687	680,670
Insurance Australia Group Ltd.	312,561	1,804,367
LendLease Group	79,971	1,069,585
Macquarie Group Ltd.	44,185	3,525,208
Medibank Pvt Ltd.	390,305	875,208
Mirvac Group (REIT)	531,046	880,853
National Australia Bank Ltd.	361,332	7,950,408
Newcrest Mining Ltd.	105,443	1,585,201
Oil Search Ltd.	191,751	1,059,556
Orica Ltd.	55,396	758,910
Origin Energy Ltd.*	226,821	1,532,684
QBE Insurance Group Ltd.	194,501	1,444,771
Ramsay Health Care Ltd.	19,866	956,475
REA Group Ltd.	6,385	390,518
Santos Ltd.*	268,132	1,053,741
Scentre Group (REIT)	736,622	2,176,017
SEEK Ltd.	36,754	528,861
Sonic Healthcare Ltd.	53,447	942,231
South32 Ltd.	689,956	1,719,797
Stockland (REIT)	317,267	983,962
Suncorp Group Ltd.	172,745	1,776,900
Sydney Airport	144,562	749,450
Tabcorp Holdings Ltd.	248,950	844,052
Telstra Corp. Ltd.	559,296	1,357,010
TPG Telecom Ltd.(x)	44,438	189,046
Transurban Group	296,536	2,611,547
Treasury Wine Estates Ltd.	97,395	1,271,941
Vicinity Centres (REIT)	475,722	884,226
Wesfarmers Ltd.	154,470	4,956,381
Westfield Corp. (REIT)	260,330	1,709,073
Westpac Banking Corp.	456,985	10,105,267
Woodside Petroleum Ltd.	125,991	2,846,475
Woolworths Group Ltd.(x)	176,764	3,582,491

		133,202,901

Austria (0.3%)
ANDRITZ AG	10,219	571,418
Erste Group Bank AG*	40,737	2,048,768
OMV AG	20,436	1,191,645
Raiffeisen Bank International AG*	21,548	839,558
voestalpine AG	14,432	757,331

		5,408,720

Belgium (1.0%)
Ageas	26,151	1,351,986
Anheuser-Busch InBev SA/NV	102,583	11,274,136
Colruyt SA	7,775	429,836
Groupe Bruxelles Lambert SA	10,672	1,220,320
KBC Group NV	34,039	2,967,039
Proximus SADP	21,336	662,538
Solvay SA	9,601	1,334,947
Telenet Group Holding NV*	7,997	534,490
UCB SA	16,882	1,377,126
Umicore SA	25,596	1,357,872

		22,510,290

Chile (0.0%)
Antofagasta plc	57,953	750,233

China (0.1%)
BOC Hong Kong Holdings Ltd.	501,500	2,459,269
Minth Group Ltd.	102,000	467,594
Yangzijiang Shipbuilding Holdings Ltd.	239,327	222,849

		3,149,712

Colombia (0.0%)
Millicom International Cellular SA (SDR)	8,613	588,199

Denmark (1.6%)
AP Moller - Maersk A/S, Class A*	549	807,689
AP Moller - Maersk A/S, Class B*	877	1,367,085
Carlsberg A/S, Class B	15,444	1,845,541
Chr Hansen Holding A/S	12,609	1,089,447
Coloplast A/S, Class B	16,361	1,386,635
Danske Bank A/S	102,462	3,829,209
DSV A/S	26,111	2,059,100
Genmab A/S*	7,610	1,638,317
H Lundbeck A/S	10,070	562,887
ISS A/S*	23,423	869,187
Novo Nordisk A/S, Class B	251,010	12,350,801
Novozymes A/S, Class B	30,005	1,553,812
Orsted A/S(m)	25,462	1,657,826
Pandora A/S	14,390	1,559,840
TDC A/S*	113,119	938,366
Tryg A/S	9,992	233,057
Vestas Wind Systems A/S	29,358	2,101,983
William Demant Holding A/S*	15,347	571,412

		36,422,194

Finland (0.9%)
Elisa OYJ	19,364	877,078
Fortum OYJ	61,635	1,325,270
Kone OYJ, Class B	45,777	2,286,583
Metso OYJ	16,145	509,736
Neste OYJ	17,896	1,248,172
Nokia OYJ	774,986	4,283,852
Nokian Renkaat OYJ	14,599	664,054
Orion OYJ, Class B	15,041	460,768
Sampo OYJ, Class A	59,545	3,321,075
Stora Enso OYJ, Class R	71,116	1,309,024
UPM-Kymmene OYJ*	73,132	2,713,836

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Wartsila OYJ Abp	60,189	$1,331,608

		20,331,056

France (9.5%)
Accor SA	25,502	1,377,602
Aeroports de Paris	3,797	827,707
Air Liquide SA	57,381	7,036,029
Airbus SE	78,196	9,047,567
Alstom SA	20,437	921,952
Amundi SA(m)	8,389	675,096
Arkema SA	9,589	1,252,155
Atos SE	12,899	1,766,090
AXA SA‡	260,987	6,947,981
BioMerieux	5,748	474,625
BNP Paribas SA	151,269	11,215,909
Bollore SA	124,405	663,926
Bouygues SA	30,211	1,515,494
Bureau Veritas SA	36,673	953,685
Capgemini SE	21,440	2,673,987
Carrefour SA	76,700	1,593,006
Casino Guichard Perrachon SA	7,900	387,356
Cie de Saint-Gobain	69,201	3,655,273
Cie Generale des Etablissements Michelin SCA	23,426	3,462,689
CNP Assurances	22,575	569,999
Credit Agricole SA	155,097	2,523,579
Danone SA	81,268	6,582,262
Dassault Aviation SA	328	626,831
Dassault Systemes SE	17,426	2,370,477
Edenred	30,682	1,067,618
Eiffage SA	9,994	1,138,476
Electricite de France SA	76,663	1,111,681
Engie SA	235,825	3,939,819
Essilor International Cie Generale d’Optique SA	27,937	3,771,186
Eurazeo SA	5,586	514,374
Eutelsat Communications SA	21,889	434,054
Faurecia SA	10,535	853,610
Fonciere Des Regions (REIT)	5,115	564,749
Gecina SA (REIT)	6,728	1,169,393
Getlink SE	67,519	963,951
Hermes International	4,395	2,605,965
ICADE (REIT)	3,425	332,859
Iliad SA	3,852	797,308
Imerys SA	4,701	457,191
Ingenico Group SA	8,315	676,546
Ipsen SA	5,475	850,164
JCDecaux SA	10,542	367,927
Kering SA	10,260	4,919,618
Klepierre SA (REIT)	29,021	1,170,997
Lagardere SCA	15,235	435,410
Legrand SA	36,078	2,831,596
L’Oreal SA	33,805	7,636,821
LVMH Moet Hennessy Louis Vuitton SE	37,540	11,576,924
Natixis SA	126,647	1,039,547
Orange SA	265,893	4,515,590
Pernod Ricard SA	28,587	4,762,150
Peugeot SA	79,163	1,906,422
Publicis Groupe SA	27,831	1,939,113
Remy Cointreau SA	2,786	397,429
Renault SA	25,831	3,138,141
Rexel SA	42,926	727,036
Safran SA	44,905	4,758,632
Sanofi	152,968	12,291,780
Schneider Electric SE	76,074	6,691,535
SCOR SE	23,422	959,283
SEB SA	3,222	615,894
Societe BIC SA	4,308	428,870
Societe Generale SA	102,708	5,587,859
Sodexo SA	12,123	1,223,114
Suez	44,936	651,674
Teleperformance	8,018	1,244,131
Thales SA	14,421	1,757,240
TOTAL SA(x)	323,162	18,366,477
Ubisoft Entertainment SA*	8,751	739,220
Unibail-Rodamco SE (REIT)(x)	13,361	3,060,074
Valeo SA	32,274	2,134,260
Veolia Environnement SA	65,053	1,542,705
Vinci SA	67,754	6,671,134
Vivendi SA	139,097	3,600,185
Wendel SA	3,605	562,705

		210,621,714

Germany (8.7%)
1&1 Drillisch AG	7,358	495,634
adidas AG	25,614	6,203,228
Allianz SE (Registered)	60,520	13,677,184
Axel Springer SE	6,520	545,857
BASF SE	123,655	12,567,166
Bayer AG (Registered)	111,332	12,588,656
Bayerische Motoren Werke AG	44,576	4,837,626
Bayerische Motoren Werke AG (Preference)(q)	7,640	716,172
Beiersdorf AG	13,744	1,556,359
Brenntag AG	20,203	1,202,307
Commerzbank AG*	145,460	1,889,853
Continental AG	14,810	4,090,893
Covestro AG(m)	21,548	2,121,004
Daimler AG (Registered)*	129,629	11,015,253
Deutsche Bank AG (Registered)	278,250	3,879,703
Deutsche Boerse AG	26,432	3,600,716
Deutsche Lufthansa AG (Registered)	32,225	1,029,385
Deutsche Post AG (Registered)	129,815	5,676,721
Deutsche Telekom AG (Registered)	447,049	7,292,798
Deutsche Wohnen SE	49,213	2,297,063
E.ON SE	299,869	3,332,238
Evonik Industries AG	23,352	823,936
Fraport AG Frankfurt Airport Services Worldwide	6,127	604,657
Fresenius Medical Care AG & Co. KGaA	29,096	2,970,885
Fresenius SE & Co. KGaA	56,492	4,315,022
FUCHS PETROLUB SE (Preference)(q)	9,525	517,283
GEA Group AG	23,800	1,012,493
Hannover Rueck SE	8,100	1,106,242
HeidelbergCement AG	19,555	1,921,323
Henkel AG & Co. KGaA	13,768	1,732,843
Henkel AG & Co. KGaA (Preference)(q)	24,207	3,183,262
HOCHTIEF AG	2,894	540,915
HUGO BOSS AG	7,477	651,655
Infineon Technologies AG	152,916	4,096,624
Innogy SE(m)	19,872	940,028
K+S AG (Registered)	26,827	774,380
KION Group AG	9,955	929,008
LANXESS AG	12,358	947,511
Linde AG*	25,154	5,295,364
MAN SE	4,286	499,724
Merck KGaA	17,204	1,650,467
METRO AG	22,340	395,596
MTU Aero Engines AG	7,216	1,216,346
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	20,992	4,882,092

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
OSRAM Licht AG	11,094	$816,869
Porsche Automobil Holding SE (Preference)(q)	20,775	1,727,404
ProSiebenSat.1 Media SE	30,153	1,045,823
RWE AG*	67,861	1,676,321
SAP SE	132,315	13,846,243
Schaeffler AG (Preference)(q)	21,595	333,457
Siemens AG (Registered)	102,992	13,136,648
Siemens Healthineers AG(m)*	20,190	829,749
Symrise AG	16,348	1,316,346
Telefonica Deutschland Holding AG	98,865	464,536
thyssenkrupp AG	57,855	1,508,864
TUI AG	60,137	1,291,048
Uniper SE	27,930	851,249
United Internet AG (Registered)	17,040	1,073,145
Volkswagen AG	4,376	876,216
Volkswagen AG (Preference)(q)	25,282	5,028,686
Vonovia SE	65,088	3,227,862
Wirecard AG	15,424	1,823,245
Zalando SE(m)*	13,837	754,862

		193,252,045

Hong Kong (3.0%)
AIA Group Ltd.	1,625,612	13,877,644
ASM Pacific Technology Ltd.(x)	33,700	476,946
Bank of East Asia Ltd. (The)	174,000	698,443
CK Asset Holdings Ltd.	347,652	2,941,869
CK Hutchison Holdings Ltd.	363,652	4,372,041
CK Infrastructure Holdings Ltd.	83,500	686,288
CLP Holdings Ltd.	222,500	2,274,476
First Pacific Co. Ltd.	361,750	197,490
Galaxy Entertainment Group Ltd.	324,000	2,970,028
Hang Lung Group Ltd.	126,000	413,068
Hang Lung Properties Ltd.	240,000	563,171
Hang Seng Bank Ltd.	104,200	2,429,334
Henderson Land Development Co. Ltd.	165,476	1,084,151
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	430,500	417,377
HKT Trust & HKT Ltd.	547,013	689,910
Hong Kong & China Gas Co. Ltd.	1,150,472	2,371,973
Hong Kong Exchanges & Clearing Ltd.	157,558	5,178,910
Hongkong Land Holdings Ltd.	168,400	1,167,012
Hutchison Port Holdings Trust (OTC Exchange), Class U	434,400	127,714
Hutchison Port Holdings Trust (Singapore Stock Exchange)(x)	371,000	109,948
Hysan Development Co. Ltd.	75,000	398,055
Jardine Matheson Holdings Ltd.	28,000	1,740,480
Jardine Strategic Holdings Ltd.	29,300	1,130,394
Kerry Properties Ltd.	81,000	367,754
Kingston Financial Group Ltd.(x)	566,000	255,342
Li & Fung Ltd.	824,000	406,862
Link REIT (REIT)	293,500	2,517,163
Melco Resorts & Entertainment Ltd. (ADR)	34,573	1,001,925
MTR Corp. Ltd.	194,000	1,048,574
New World Development Co. Ltd.	824,485	1,175,381
NWS Holdings Ltd.	232,314	423,243
PCCW Ltd.	639,000	370,736
Power Assets Holdings Ltd.	183,500	1,643,041
Shangri-La Asia Ltd.	134,000	271,929
Sino Land Co. Ltd.	401,172	652,805
SJM Holdings Ltd.	249,000	218,200
Sun Hung Kai Properties Ltd.	193,000	3,074,468
Swire Pacific Ltd., Class A	62,500	634,145
Swire Properties Ltd.	169,000	594,275
Techtronic Industries Co. Ltd.	187,500	1,107,560
WH Group Ltd.(m)	1,149,000	1,235,055
Wharf Holdings Ltd. (The)	176,900	612,818
Wharf Real Estate Investment Co. Ltd.*	157,900	1,033,716
Wheelock & Co. Ltd.	104,000	762,715
Yue Yuen Industrial Holdings Ltd.	97,000	387,409

		66,111,838

Ireland (0.5%)
AerCap Holdings NV*	19,275	977,628
AIB Group plc	112,995	680,817
Bank of Ireland Group plc	121,594	1,065,783
CRH plc	113,190	3,848,384
James Hardie Industries plc (CHDI)	56,958	1,006,264
Kerry Group plc, Class A	21,124	2,148,003
Paddy Power Betfair plc	10,554	1,084,366
Ryanair Holdings plc*	15,627	308,152
Ryanair Holdings plc (ADR)*	1,267	155,651

		11,275,048

Israel (0.4%)
Azrieli Group Ltd.	4,886	234,664
Bank Hapoalim BM	140,421	965,462
Bank Leumi Le-Israel BM	209,025	1,262,466
Bezeq The Israeli Telecommunication Corp. Ltd.	261,173	334,170
Check Point Software Technologies Ltd.*	17,451	1,733,582
Elbit Systems Ltd.	3,355	404,282
Frutarom Industries Ltd.	5,468	502,651
Israel Chemicals Ltd.	75,060	318,040
Mizrahi Tefahot Bank Ltd.	16,129	308,866
Nice Ltd.*	7,076	663,898
Teva Pharmaceutical Industries Ltd. (ADR)(x)	122,770	2,098,139

		8,826,220

Italy (2.0%)
Assicurazioni Generali SpA	165,343	3,187,724
Atlantia SpA	59,580	1,847,063
Davide Campari-Milano SpA	80,592	610,810
Enel SpA	1,091,211	6,686,028
Eni SpA	340,726	6,006,293
Ferrari NV	16,848	2,029,363
Intesa Sanpaolo SpA	1,803,519	6,577,045
Intesa Sanpaolo SpA (RNC)	113,801	431,265
Leonardo SpA	57,026	659,538
Luxottica Group SpA	23,101	1,437,625
Mediobanca Banca di Credito Finanziario SpA	80,233	944,478
Poste Italiane SpA(m)	62,658	573,510
Prysmian SpA	29,237	919,859
Recordati SpA	15,221	564,018
Snam SpA	319,985	1,471,929
Telecom Italia SpA*	1,527,234	1,454,403
Telecom Italia SpA (RNC)	743,568	621,076
Terna Rete Elettrica Nazionale SpA	188,214	1,101,174
UniCredit SpA*	270,125	5,667,797
UnipolSai Assicurazioni SpA	148,746	354,243

		43,145,241

Japan (22.0%)
ABC-Mart, Inc.	4,700	309,638
Acom Co. Ltd.(x)*	50,400	224,516
Aeon Co. Ltd.	79,400	1,417,417
AEON Financial Service Co. Ltd.(x)	13,600	312,504
Aeon Mall Co. Ltd.	13,230	277,270
Air Water, Inc.	21,000	409,718
Aisin Seiki Co. Ltd.	24,100	1,309,130
Ajinomoto Co., Inc.	70,200	1,270,006

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Alfresa Holdings Corp.	27,200	$605,325
Alps Electric Co. Ltd.(x)	28,200	691,186
Amada Holdings Co. Ltd.	48,300	586,472
ANA Holdings, Inc.(x)	15,500	599,868
Aozora Bank Ltd.	16,600	660,693
Asahi Glass Co. Ltd.	27,100	1,121,897
Asahi Group Holdings Ltd.	52,000	2,769,456
Asahi Kasei Corp.	165,000	2,169,400
Asics Corp.(x)	22,400	414,507
Astellas Pharma, Inc.	277,100	4,203,180
Bandai Namco Holdings, Inc.	28,000	919,694
Bank of Kyoto Ltd. (The)	8,600	480,090
Benesse Holdings, Inc.	10,300	373,164
Bridgestone Corp.	87,600	3,806,799
Brother Industries Ltd.	33,400	776,262
Calbee, Inc.(x)	11,100	367,201
Canon, Inc.	145,000	5,250,552
Casio Computer Co. Ltd.(x)	30,200	450,140
Central Japan Railway Co.	19,200	3,632,311
Chiba Bank Ltd. (The)	91,000	731,216
Chubu Electric Power Co., Inc.	83,300	1,176,635
Chugai Pharmaceutical Co. Ltd.	28,500	1,441,004
Chugoku Electric Power Co., Inc. (The)(x)	40,400	486,752
Coca-Cola Bottlers Japan, Inc.	17,900	739,350
Concordia Financial Group Ltd.	166,700	919,627
Credit Saison Co. Ltd.(x)	22,800	374,340
CYBERDYNE, Inc.*	12,900	182,580
Dai Nippon Printing Co. Ltd.	36,500	753,978
Daicel Corp.	38,200	417,165
Daifuku Co. Ltd.	13,700	820,159
Dai-ichi Life Holdings, Inc.	145,700	2,659,859
Daiichi Sankyo Co. Ltd.	75,400	2,498,571
Daikin Industries Ltd.	33,500	3,694,587
Daito Trust Construction Co. Ltd.	9,600	1,659,170
Daiwa House Industry Co. Ltd.	76,100	2,932,287
Daiwa House REIT Investment Corp. (REIT)	192	459,407
Daiwa Securities Group, Inc.	219,000	1,396,883
DeNA Co. Ltd.	15,000	270,664
Denso Corp.	64,900	3,549,814
Dentsu, Inc.	28,381	1,245,611
Disco Corp.	3,700	798,036
Don Quijote Holdings Co. Ltd.	16,100	924,496
East Japan Railway Co.	44,709	4,143,792
Eisai Co. Ltd.	37,000	2,357,944
Electric Power Development Co. Ltd.	20,000	504,112
FamilyMart UNY Holdings Co. Ltd.(x)	11,600	976,796
FANUC Corp.	26,200	6,638,335
Fast Retailing Co. Ltd.	7,100	2,885,240
Fuji Electric Co. Ltd.	71,000	483,098
FUJIFILM Holdings Corp.(x)	54,700	2,182,242
Fujitsu Ltd.	258,000	1,587,692
Fukuoka Financial Group, Inc.	99,000	533,123
Hachijuni Bank Ltd. (The)	50,000	267,845
Hakuhodo DY Holdings, Inc.	33,300	457,853
Hamamatsu Photonics KK	18,100	683,821
Hankyu Hanshin Holdings, Inc.	32,400	1,201,241
Hikari Tsushin, Inc.	3,100	495,569
Hino Motors Ltd.	36,900	474,753
Hirose Electric Co. Ltd.	4,824	662,815
Hisamitsu Pharmaceutical Co., Inc.	8,900	689,216
Hitachi Chemical Co. Ltd.	15,700	357,807
Hitachi Construction Machinery Co. Ltd.(x)	14,300	551,680
Hitachi High-Technologies Corp.	10,100	480,297
Hitachi Ltd.	651,000	4,715,857
Hitachi Metals Ltd.	31,200	368,870
Honda Motor Co. Ltd.	231,300	7,955,998
Hoshizaki Corp.	7,900	693,445
Hoya Corp.	52,200	2,602,519
Hulic Co. Ltd.	43,200	471,361
Idemitsu Kosan Co. Ltd.	13,200	501,800
IHI Corp.	21,899	680,195
Iida Group Holdings Co. Ltd.(x)	20,800	388,613
Inpex Corp.	131,400	1,625,134
Isetan Mitsukoshi Holdings Ltd.(x)	46,500	513,049
Isuzu Motors Ltd.	76,000	1,165,660
ITOCHU Corp.	201,200	3,907,521
J Front Retailing Co. Ltd.	34,300	583,137
Japan Airlines Co. Ltd.	16,538	665,530
Japan Airport Terminal Co. Ltd.	5,200	198,656
Japan Exchange Group, Inc.	68,200	1,262,666
Japan Post Bank Co. Ltd.(x)	49,700	666,995
Japan Post Holdings Co. Ltd.	210,500	2,534,190
Japan Prime Realty Investment Corp. (REIT)	122	434,547
Japan Real Estate Investment Corp. (REIT)	167	864,781
Japan Retail Fund Investment Corp. (REIT)	381	731,171
Japan Tobacco, Inc.	149,900	4,319,284
JFE Holdings, Inc.	69,400	1,398,044
JGC Corp.(x)	26,100	567,599
JSR Corp.	24,500	550,994
JTEKT Corp.	29,500	436,934
JXTG Holdings, Inc.	412,390	2,494,765
Kajima Corp.	125,000	1,159,485
Kakaku.com, Inc.(x)	21,900	383,232
Kamigumi Co. Ltd.	17,500	390,771
Kaneka Corp.	37,000	366,853
Kansai Electric Power Co., Inc. (The)	91,400	1,174,229
Kansai Paint Co. Ltd.(x)	25,500	593,854
Kao Corp.	67,400	5,055,396
Kawasaki Heavy Industries Ltd.	20,600	665,984
KDDI Corp.(x)	246,100	6,282,888
Keihan Holdings Co. Ltd.(x)	13,399	413,032
Keikyu Corp.(x)	34,000	591,138
Keio Corp.	16,800	717,598
Keisei Electric Railway Co. Ltd.	19,000	583,901
Keyence Corp.	13,020	8,080,831
Kikkoman Corp.(x)	21,000	844,697
Kintetsu Group Holdings Co. Ltd.	23,500	915,441
Kirin Holdings Co. Ltd.	117,400	3,125,187
Kobe Steel Ltd.	48,100	481,881
Koito Manufacturing Co. Ltd.	16,100	1,116,658
Komatsu Ltd.	123,800	4,126,861
Konami Holdings Corp.	13,600	714,478
Konica Minolta, Inc.	66,400	569,116
Kose Corp.	4,000	837,179
Kubota Corp.	140,700	2,462,134
Kuraray Co. Ltd.	47,200	802,007
Kurita Water Industries Ltd.	12,200	386,965
Kyocera Corp.	43,700	2,465,813
Kyowa Hakko Kirin Co. Ltd.	32,900	722,591
Kyushu Electric Power Co., Inc.	63,200	753,138
Kyushu Financial Group, Inc.	43,900	217,014
Kyushu Railway Co.	23,300	724,806
Lawson, Inc.	6,200	422,443
LINE Corp.(x)*	6,200	245,308
Lion Corp.	28,300	569,963
LIXIL Group Corp.(x)	34,000	759,212
M3, Inc.	27,700	1,244,359

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Mabuchi Motor Co. Ltd.	7,500	$369,344
Makita Corp.	30,300	1,480,757
Marubeni Corp.	217,700	1,575,182
Marui Group Co. Ltd.(x)	19,200	391,200
Maruichi Steel Tube Ltd.(x)	8,900	272,257
Mazda Motor Corp.	74,900	990,055
McDonald’s Holdings Co. Japan Ltd.	10,276	480,941
Mebuki Financial Group, Inc.	135,050	519,106
Medipal Holdings Corp.	24,500	501,950
Meiji Holdings Co. Ltd.	16,322	1,242,500
Minebea Mitsumi, Inc.	50,200	1,071,889
MISUMI Group, Inc.	39,200	1,076,107
Mitsubishi Chemical Holdings Corp.	188,100	1,821,691
Mitsubishi Corp.	202,000	5,433,241
Mitsubishi Electric Corp.	258,300	4,130,421
Mitsubishi Estate Co. Ltd.	168,100	2,841,294
Mitsubishi Gas Chemical Co., Inc.	24,000	574,935
Mitsubishi Heavy Industries Ltd.	42,599	1,631,017
Mitsubishi Materials Corp.(x)	14,600	439,077
Mitsubishi Motors Corp.(x)	79,000	565,002
Mitsubishi Tanabe Pharma Corp.	28,100	549,297
Mitsubishi UFJ Financial Group, Inc.	1,605,300	10,515,428
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,300	347,758
Mitsui & Co. Ltd.	232,400	3,980,537
Mitsui Chemicals, Inc.	23,600	744,119
Mitsui Fudosan Co. Ltd.	119,200	2,891,920
Mitsui OSK Lines Ltd.	12,300	353,724
Mixi, Inc.	4,900	180,978
Mizuho Financial Group, Inc.	3,230,535	5,811,046
MS&AD Insurance Group Holdings, Inc.	65,880	2,077,228
Murata Manufacturing Co. Ltd.	26,000	3,560,171
Nabtesco Corp.	15,200	586,401
Nagoya Railroad Co. Ltd.(x)	24,800	628,361
NEC Corp.	34,900	981,024
Nexon Co. Ltd.*	50,600	836,953
NGK Insulators Ltd.	37,000	637,733
NGK Spark Plug Co. Ltd.(x)	22,100	532,327
NH Foods Ltd.	12,000	491,706
Nidec Corp.	32,200	4,959,898
Nikon Corp.	47,100	839,261
Nintendo Co. Ltd.	15,200	6,693,971
Nippon Building Fund, Inc. (REIT)	182	1,005,742
Nippon Electric Glass Co. Ltd.	10,600	314,797
Nippon Express Co. Ltd.	11,700	782,896
Nippon Paint Holdings Co. Ltd.(x)	20,800	763,348
Nippon Prologis REIT, Inc. (REIT)	216	464,865
Nippon Steel & Sumitomo Metal Corp.	102,008	2,239,948
Nippon Telegraph & Telephone Corp.	93,148	4,289,509
Nippon Yusen KK(x)	24,000	484,489
Nissan Chemical Industries Ltd.(x)	17,600	731,093
Nissan Motor Co. Ltd.	312,200	3,239,216
Nisshin Seifun Group, Inc.(x)	25,015	495,810
Nissin Foods Holdings Co. Ltd.	8,400	582,604
Nitori Holdings Co. Ltd.	10,600	1,873,342
Nitto Denko Corp.	22,600	1,694,496
NOK Corp.	11,300	219,405
Nomura Holdings, Inc.	491,000	2,839,268
Nomura Real Estate Holdings, Inc.	19,300	455,633
Nomura Real Estate Master Fund, Inc. (REIT)	471	649,808
Nomura Research Institute Ltd.	17,266	817,825
NSK Ltd.	51,500	690,184
NTT Data Corp.	87,500	930,877
NTT DOCOMO, Inc.	184,100	4,700,039
Obayashi Corp.	84,900	928,750
Obic Co. Ltd.	8,500	706,969
Odakyu Electric Railway Co. Ltd.	39,900	807,337
Oji Holdings Corp.	112,000	719,966
Olympus Corp.(x)	38,200	1,450,383
Omron Corp.	25,500	1,500,211
Ono Pharmaceutical Co. Ltd.	53,400	1,653,114
Oracle Corp. Japan	5,900	479,630
Oriental Land Co. Ltd.	29,900	3,053,085
ORIX Corp.	179,000	3,156,745
Osaka Gas Co. Ltd.	51,200	1,010,238
Otsuka Corp.	14,800	745,529
Otsuka Holdings Co. Ltd.	52,700	2,639,334
Panasonic Corp.	294,700	4,212,572
Park24 Co. Ltd.(x)	13,300	356,483
Persol Holdings Co. Ltd.	24,600	715,540
Pola Orbis Holdings, Inc.	11,300	463,023
Rakuten, Inc.	121,600	1,027,495
Recruit Holdings Co. Ltd.	148,400	3,688,208
Renesas Electronics Corp.*	89,700	902,016
Resona Holdings, Inc.	301,905	1,594,574
Ricoh Co. Ltd.(x)	91,300	901,803
Rinnai Corp.	4,800	455,618
Rohm Co. Ltd.	12,800	1,218,589
Ryohin Keikaku Co. Ltd.	3,300	1,107,185
Sankyo Co. Ltd.(x)	7,400	260,796
Santen Pharmaceutical Co. Ltd.	51,800	834,895
SBI Holdings, Inc.	19,920	455,480
Secom Co. Ltd.	27,900	2,076,669
Sega Sammy Holdings, Inc.	20,800	329,383
Seibu Holdings, Inc.	24,600	428,168
Seiko Epson Corp.	35,700	634,450
Sekisui Chemical Co. Ltd.	55,600	969,819
Sekisui House Ltd.	80,000	1,460,082
Seven & i Holdings Co. Ltd.	100,800	4,323,586
Seven Bank Ltd.(x)	77,000	245,317
Sharp Corp.(x)*	21,000	627,602
Shimadzu Corp.	32,000	899,807
Shimamura Co. Ltd.	3,200	400,282
Shimano, Inc.	9,800	1,412,828
Shimizu Corp.	66,400	593,453
Shin-Etsu Chemical Co. Ltd.	52,500	5,429,844
Shinsei Bank Ltd.	16,300	250,616
Shionogi & Co. Ltd.	40,000	2,064,189
Shiseido Co. Ltd.	51,000	3,265,476
Shizuoka Bank Ltd. (The)	66,000	623,993
Showa Shell Sekiyu KK	23,200	314,188
SMC Corp.	7,800	3,157,239
SoftBank Group Corp.	111,100	8,300,785
Sohgo Security Services Co. Ltd.	10,400	514,111
Sompo Holdings, Inc.	48,625	1,956,790
Sony Corp.	170,100	8,226,442
Sony Financial Holdings, Inc.(x)	25,300	460,324
Stanley Electric Co. Ltd.	16,700	616,804
Start Today Co. Ltd.	25,800	689,099
Subaru Corp.	84,900	2,782,259
SUMCO Corp.	32,600	854,791
Sumitomo Chemical Co. Ltd.	210,000	1,223,627
Sumitomo Corp.	163,200	2,746,969
Sumitomo Dainippon Pharma Co. Ltd.(x)	24,200	406,195
Sumitomo Electric Industries Ltd.	103,300	1,576,125
Sumitomo Heavy Industries Ltd.	14,700	557,441
Sumitomo Metal Mining Co. Ltd.	34,499	1,452,521
Sumitomo Mitsui Financial Group, Inc.	180,797	7,574,766
Sumitomo Mitsui Trust Holdings, Inc.	44,268	1,791,854

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Realty & Development Co. Ltd.	47,000	$1,738,123
Sumitomo Rubber Industries Ltd.	24,400	447,618
Sundrug Co. Ltd.	10,800	498,868
Suntory Beverage & Food Ltd.	20,100	976,618
Suruga Bank Ltd.	20,900	288,540
Suzuken Co. Ltd.	8,520	351,914
Suzuki Motor Corp.(x)	46,700	2,514,835
Sysmex Corp.	21,300	1,929,721
T&D Holdings, Inc.	72,700	1,153,648
Taiheiyo Cement Corp.	17,300	628,396
Taisei Corp.	26,600	1,349,937
Taisho Pharmaceutical Holdings Co. Ltd.	3,900	383,384
Taiyo Nippon Sanso Corp.	17,000	257,385
Takashimaya Co. Ltd.	42,000	403,007
Takeda Pharmaceutical Co. Ltd.	95,800	4,666,429
TDK Corp.	17,600	1,586,241
Teijin Ltd.	27,800	522,793
Terumo Corp.	43,700	2,295,785
THK Co. Ltd.	15,100	624,407
Tobu Railway Co. Ltd.	25,000	753,019
Toho Co. Ltd./Tokyo	13,800	457,817
Toho Gas Co. Ltd.	10,800	331,902
Tohoku Electric Power Co., Inc.	64,200	857,368
Tokio Marine Holdings, Inc.	91,800	4,085,081
Tokyo Electric Power Co. Holdings, Inc.*	184,300	710,145
Tokyo Electron Ltd.	21,300	4,006,574
Tokyo Gas Co. Ltd.	50,600	1,341,741
Tokyo Tatemono Co. Ltd.	30,400	457,978
Tokyu Corp.	68,900	1,073,598
Tokyu Fudosan Holdings Corp.	67,000	487,994
Toppan Printing Co. Ltd.	69,000	566,111
Toray Industries, Inc.	196,300	1,856,830
Toshiba Corp.*	868,000	2,512,514
Tosoh Corp.	37,900	743,717
TOTO Ltd.	18,300	964,832
Toyo Seikan Group Holdings Ltd.	19,800	294,381
Toyo Suisan Kaisha Ltd.	12,500	484,587
Toyoda Gosei Co. Ltd.	8,500	197,632
Toyota Industries Corp.	21,900	1,325,464
Toyota Motor Corp.	351,470	22,543,891
Toyota Tsusho Corp.	29,000	982,520
Trend Micro, Inc.	15,000	895,165
Tsuruha Holdings, Inc.	5,200	741,356
Unicharm Corp.	53,400	1,520,122
United Urban Investment Corp. (REIT)	421	659,958
USS Co. Ltd.	32,300	652,648
West Japan Railway Co.(x)	21,800	1,522,445
Yahoo Japan Corp.(x)	204,900	951,277
Yakult Honsha Co. Ltd.(x)	15,000	1,109,440
Yamada Denki Co. Ltd.(x)	82,100	492,268
Yamaguchi Financial Group, Inc.(x)	25,000	302,617
Yamaha Corp.	22,400	984,164
Yamaha Motor Co. Ltd.	38,000	1,135,661
Yamato Holdings Co. Ltd.	48,400	1,213,809
Yamazaki Baking Co. Ltd.	17,000	352,765
Yaskawa Electric Corp.(x)	33,800	1,532,682
Yokogawa Electric Corp.	33,900	700,270
Yokohama Rubber Co. Ltd. (The)	16,700	386,562

		487,384,633

Jersey (0.1%)
Randgold Resources Ltd.	12,310	1,019,653

Luxembourg (0.3%)
ArcelorMittal	88,999	2,822,884
Eurofins Scientific SE	1,564	826,758
RTL Group SA	5,618	466,595
SES SA (FDR)	52,157	706,619
Tenaris SA	63,339	1,095,040

		5,917,896

Macau (0.1%)
MGM China Holdings Ltd.	123,600	322,920
Sands China Ltd.	325,600	1,768,008
Wynn Macau Ltd.	212,000	777,454

		2,868,382

Mexico (0.0%)
Fresnillo plc	30,621	545,500

Netherlands (4.2%)
ABN AMRO Group NV (CVA)(m)	52,847	1,593,323
Aegon NV	233,423	1,576,317
Akzo Nobel NV	34,356	3,247,920
Altice NV, Class A(x)*	67,161	555,486
ASML Holding NV	52,499	10,386,768
Boskalis Westminster	12,352	362,113
EXOR NV	14,486	1,034,978
Heineken Holding NV	14,530	1,498,245
Heineken NV	34,896	3,755,587
ING Groep NV	523,092	8,834,884
Koninklijke Ahold Delhaize NV	174,558	4,138,999
Koninklijke DSM NV	24,783	2,464,338
Koninklijke KPN NV	463,173	1,390,497
Koninklijke Philips NV	126,675	4,868,124
Koninklijke Vopak NV	10,386	510,262
NN Group NV	40,142	1,782,748
NXP Semiconductors NV*	45,629	5,338,593
Randstad Holding NV(x)	16,291	1,073,387
Royal Dutch Shell plc, Class A	611,370	19,184,618
Royal Dutch Shell plc, Class B	504,256	16,249,606
Wolters Kluwer NV	40,923	2,179,426

		92,026,219

New Zealand (0.2%)
Auckland International Airport Ltd.	126,645	562,100
Fisher & Paykel Healthcare Corp. Ltd.	79,176	760,491
Fletcher Building Ltd.	100,455	438,823
Mercury NZ Ltd.	104,214	243,208
Meridian Energy Ltd.	192,037	397,276
Ryman Healthcare Ltd.	52,355	401,907
Spark New Zealand Ltd.	230,043	557,393

		3,361,198

Norway (0.6%)
DNB ASA	133,141	2,597,722
Gjensidige Forsikring ASA(x)	29,911	548,816
Marine Harvest ASA	52,156	1,047,965
Norsk Hydro ASA	177,507	1,046,757
Orkla ASA	113,848	1,223,850
Schibsted ASA, Class B	13,931	354,049
Statoil ASA(x)	157,817	3,737,756
Telenor ASA	101,715	2,313,453
Yara International ASA	22,935	974,313

		13,844,681

Portugal (0.1%)
EDP - Energias de Portugal SA	327,407	1,245,044
Galp Energia SGPS SA	63,430	1,196,439
Jeronimo Martins SGPS SA	33,378	608,714

		3,050,197

Singapore (1.2%)
Ascendas REIT (REIT)	379,571	763,879
CapitaLand Commercial Trust (REIT)	378,716	531,278
CapitaLand Ltd.	372,700	1,019,965
CapitaLand Mall Trust (REIT)	342,900	545,674
City Developments Ltd.	44,600	444,620

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
ComfortDelGro Corp. Ltd.	249,600	$392,678
DBS Group Holdings Ltd.	241,500	5,094,426
Genting Singapore plc	788,741	653,663
Golden Agri-Resources Ltd.(x)	1,209,009	323,992
Jardine Cycle & Carriage Ltd.	15,533	410,523
Keppel Corp. Ltd.	203,700	1,216,302
Oversea-Chinese Banking Corp. Ltd.	428,606	4,221,854
SATS Ltd.	96,300	378,638
Sembcorp Industries Ltd.	157,200	376,443
Singapore Airlines Ltd.	56,200	466,730
Singapore Exchange Ltd.	109,200	616,678
Singapore Press Holdings Ltd.(x)	167,636	323,468
Singapore Technologies Engineering Ltd.	182,600	502,329
Singapore Telecommunications Ltd.	1,093,200	2,818,103
StarHub Ltd.	77,590	136,032
Suntec REIT (REIT)	352,800	511,400
United Overseas Bank Ltd.	179,875	3,793,036
UOL Group Ltd.	71,211	466,733
Wilmar International Ltd.	174,200	424,345

		26,432,789

South Africa (0.1%)
Investec plc	94,057	726,511
Mediclinic International plc(x)	52,374	442,275
Mondi plc	50,710	1,364,627

		2,533,413

Spain (2.9%)
Abertis Infraestructuras SA	94,448	2,118,402
ACS Actividades de Construccion y Servicios SA	32,889	1,283,182
Aena SME SA(m)	9,042	1,822,153
Amadeus IT Group SA	59,257	4,380,717
Banco Bilbao Vizcaya Argentaria SA	896,965	7,101,679
Banco de Sabadell SA	720,444	1,475,047
Banco Santander SA	2,174,757	14,183,910
Bankia SA*	166,011	743,976
Bankinter SA	82,250	846,363
CaixaBank SA	476,849	2,274,186
Enagas SA	26,242	718,243
Endesa SA	45,488	1,001,725
Ferrovial SA	68,183	1,425,657
Gas Natural SDG SA	46,051	1,099,959
Grifols SA	39,424	1,116,691
Iberdrola SA	790,410	5,813,640
Industria de Diseno Textil SA	145,593	4,563,195
Mapfre SA	144,608	480,969
Red Electrica Corp. SA	60,889	1,254,247
Repsol SA	171,682	3,050,213
Siemens Gamesa Renewable Energy SA(x)	34,704	557,135
Telefonica SA	628,658	6,230,658

		63,541,947

Sweden (2.4%)
Alfa Laval AB	38,069	899,971
Assa Abloy AB, Class B	132,618	2,879,380
Atlas Copco AB, Class A	89,747	3,887,975
Atlas Copco AB, Class B	52,239	2,033,326
Boliden AB	34,791	1,226,500
Electrolux AB	30,673	965,205
Essity AB, Class B*	82,855	2,291,093
Getinge AB, Class B*	33,968	386,651
Hennes & Mauritz AB, Class B	130,116	1,951,839
Hexagon AB, Class B	34,456	2,064,301
Husqvarna AB, Class B	56,432	544,390
ICA Gruppen AB	11,619	411,368
Industrivarden AB, Class C	21,453	498,910
Investor AB, Class B	62,300	2,773,150
Kinnevik AB, Class B	32,792	1,181,444
L E Lundbergforetagen AB, Class B	5,424	388,943
Lundin Petroleum AB*	29,663	749,677
Nordea Bank AB	412,387	4,405,598
Sandvik AB	151,743	2,784,619
Securitas AB, Class B	41,126	700,398
Skandinaviska Enskilda Banken AB, Class A(x)	208,395	2,184,993
Skanska AB, Class B	44,124	902,676
SKF AB, Class B(x)	49,305	1,008,091
Svenska Handelsbanken AB, Class A	202,643	2,542,451
Swedbank AB, Class A	121,552	2,725,367
Swedish Match AB	25,227	1,146,853
Tele2 AB, Class B	50,955	611,833
Telefonaktiebolaget LM Ericsson, Class B(x)	410,278	2,603,575
Telia Co. AB	344,504	1,625,126
Volvo AB, Class B	209,831	3,830,927

		52,206,630

Switzerland (7.6%)
ABB Ltd. (Registered)	251,073	5,979,137
Adecco Group AG (Registered)	22,360	1,593,167
Baloise Holding AG (Registered)	6,355	972,610
Barry Callebaut AG (Registered)	287	560,999
Chocoladefabriken Lindt & Spruengli AG	147	911,627
Chocoladefabriken Lindt & Spruengli AG (Registered)	13	945,533
Cie Financiere Richemont SA (Registered)	70,016	6,289,557
Clariant AG (Registered)*	32,242	769,910
Coca-Cola HBC AG*	22,840	845,069
Credit Suisse Group AG (Registered)*	328,322	5,509,062
Dufry AG (Registered)(x)*	5,098	668,454
EMS-Chemie Holding AG (Registered)	1,080	681,890
Ferguson plc	34,442	2,590,706
Geberit AG (Registered)	5,117	2,263,008
Givaudan SA (Registered)	1,237	2,819,594
Glencore plc*	1,647,274	8,196,508
Julius Baer Group Ltd.*	30,523	1,879,454
Kuehne + Nagel International AG (Registered)	7,098	1,117,653
LafargeHolcim Ltd. (Registered)*	61,076	3,345,151
Lonza Group AG (Registered)*	9,912	2,338,129
Nestle SA (Registered)	418,991	33,170,004
Novartis AG (Registered)	299,461	24,227,009
Pargesa Holding SA	4,832	428,758
Partners Group Holding AG	2,337	1,739,278
Roche Holding AG	94,586	21,694,234
Schindler Holding AG	5,671	1,223,186
Schindler Holding AG (Registered)	2,542	532,283
SGS SA (Registered)	727	1,787,314
Sika AG	291	2,280,915
Sonova Holding AG (Registered)	7,370	1,171,457
STMicroelectronics NV	83,249	1,847,499
Straumann Holding AG (Registered)	1,387	874,516
Swatch Group AG (The)	4,112	1,814,316
Swatch Group AG (The) (Registered)	6,751	566,276
Swiss Life Holding AG (Registered)*	4,422	1,575,430
Swiss Prime Site AG (Registered)*	9,354	905,661
Swiss Re AG	42,342	4,311,413
Swisscom AG (Registered)(x)	3,466	1,718,954
UBS Group AG (Registered)*	492,679	8,675,184
Vifor Pharma AG(x)	6,192	954,967

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Zurich Insurance Group AG*	20,295	$6,659,494

		168,435,366

United Kingdom (13.6%)
3i Group plc	129,649	1,565,391
Admiral Group plc	25,441	658,824
Anglo American plc	181,790	4,246,999
Ashtead Group plc	65,188	1,777,575
Associated British Foods plc	47,101	1,646,650
AstraZeneca plc	170,414	11,721,324
Auto Trader Group plc(m)	117,143	576,625
Aviva plc	541,386	3,772,779
Babcock International Group plc	37,129	348,851
BAE Systems plc	438,348	3,580,625
Barclays plc	2,282,935	6,667,232
Barratt Developments plc	142,933	1,064,678
Berkeley Group Holdings plc	16,991	904,322
BP plc	2,659,306	17,906,416
British American Tobacco plc	308,776	17,924,794
British Land Co. plc (The) (REIT)	127,185	1,147,200
BT Group plc	1,140,399	3,643,933
Bunzl plc	44,239	1,301,231
Burberry Group plc	59,347	1,413,299
Capita plc	99,755	201,882
Centrica plc	733,793	1,465,267
CNH Industrial NV	137,696	1,703,567
Cobham plc*	342,337	591,120
Coca-Cola European Partners plc	30,365	1,265,006
Compass Group plc	212,907	4,350,581
ConvaTec Group plc(m)	170,446	476,921
Croda International plc	18,573	1,191,854
DCC plc	11,689	1,077,082
Diageo plc	335,808	11,360,409
Direct Line Insurance Group plc	181,118	969,729
easyJet plc	22,328	503,365
Experian plc	123,559	2,669,115
Fiat Chrysler Automobiles NV*	146,605	3,005,973
G4S plc	216,018	753,127
GKN plc	230,348	1,497,676
GlaxoSmithKline plc	662,177	12,864,745
GVC Holdings plc	73,113	943,754
Hammerson plc (REIT)	98,978	746,185
Hargreaves Lansdown plc	34,453	790,716
HSBC Holdings plc	2,691,046	25,155,512
IMI plc	36,957	560,950
Imperial Brands plc	129,072	4,398,564
InterContinental Hotels Group plc	25,486	1,528,232
International Consolidated Airlines Group SA	81,078	701,683
Intertek Group plc	21,862	1,430,977
ITV plc	509,132	1,031,265
J Sainsbury plc	234,815	786,999
John Wood Group plc	95,010	720,711
Johnson Matthey plc	25,516	1,090,807
Kingfisher plc	294,608	1,212,357
Land Securities Group plc (REIT)	96,228	1,266,952
Legal & General Group plc	808,099	2,927,271
Lloyds Banking Group plc	9,686,699	8,802,310
London Stock Exchange Group plc	42,943	2,488,281
Marks & Spencer Group plc	235,561	894,038
Meggitt plc	110,613	670,962
Merlin Entertainments plc	99,290	483,209
Micro Focus International plc	57,349	802,330
National Grid plc	462,710	5,203,557
Next plc	20,168	1,347,915
Old Mutual plc	656,765	2,208,458
Pearson plc	116,958	1,230,489
Persimmon plc	40,502	1,439,944
Prudential plc	348,136	8,702,467
Reckitt Benckiser Group plc	89,842	7,613,111
RELX NV	130,049	2,697,999
RELX plc	142,471	2,931,419
Rio Tinto Ltd.	57,915	3,255,166
Rio Tinto plc	163,170	8,284,436
Rolls-Royce Holdings plc*	221,785	2,716,497
Royal Bank of Scotland Group plc*	465,669	1,694,655
Royal Mail plc	122,274	928,526
RSA Insurance Group plc	142,786	1,263,153
Sage Group plc (The)	152,862	1,373,321
Schroders plc	16,080	721,099
Segro plc (REIT)	142,350	1,202,008
Severn Trent plc	31,101	805,569
Sky plc	137,633	2,505,942
Smith & Nephew plc	115,286	2,155,146
Smiths Group plc	54,117	1,150,829
SSE plc	132,090	2,367,384
St James’s Place plc	75,963	1,159,694
Standard Chartered plc	442,294	4,428,845
Standard Life Aberdeen plc	357,003	1,804,104
Taylor Wimpey plc	431,355	1,118,958
Tesco plc	1,309,789	3,783,749
Travis Perkins plc	31,819	551,529
Unilever NV (CVA)	219,312	12,397,367
Unilever plc	165,812	9,213,625
United Utilities Group plc	88,432	888,534
Vodafone Group plc	3,590,291	9,830,910
Weir Group plc (The)	30,500	854,843
Whitbread plc	23,722	1,234,713
Wm Morrison Supermarkets plc	280,102	839,307
WPP plc	171,128	2,719,908

		301,875,408

United States (0.4%)
Carnival plc	25,004	1,611,157
QIAGEN NV*	28,767	929,302
Shire plc	121,466	6,054,984

		8,595,443

Total Common Stocks (89.8%) (Cost $1,704,803,451)		1,989,234,766

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.4%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $5,000,729, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $5,100,002.(xx)	$5,000,000	5,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	$1,000,000	$1,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $5,000,750, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $5,100,256.(xx)	5,000,000	5,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $3,900,569, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $3,978,199.(xx)	3,900,000	3,900,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $3,000,900, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%- 2.625%, maturing 4/28/21-11/20/24; total market value $3,060,157.(xx)	3,000,000	3,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $500,685, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $510,626.(xx)	500,613	500,613
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $1,400,222, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $1,428,723.(xx)	1,400,000	1,400,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $5,900,910, collateralized by various Common Stocks; total market value $6,562,671.(xx)	5,900,000	5,900,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $5,900,910, collateralized by various Common Stocks; total market value $6,562,671.(xx)	5,900,000	5,900,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,000,308, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $7,002,559, collateralized by various Common Stocks; total market value $7,786,220.(xx)	7,000,000	7,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,000,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $1,020,019.(xx)	1,000,000	1,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $1,000,331, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $1,020,000.(xx)	1,000,000	1,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $4,001,322, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $4,080,000.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		53,600,613

Total Short-Term Investments (2.4%) (Cost $53,600,613)		53,600,613

Total Investments in Securities (92.2%) (Cost $1,758,404,064)		2,042,835,379
Other Assets Less Liabilities (7.8%)		172,837,339

Net Assets (100%)		$2,215,672,718

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $13,673,529 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $53,114,087. This was secured by cash collateral of $53,600,613 which was subsequently invested in joint repurchase agreements with a total value of $53,600,613, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,116,790 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/30/18-2/15/47.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings as of March 31, 2018	Market Value	% of Net Assets
Financials	$418,717,579	18.9%
Industrials	290,532,324	13.1
Consumer Discretionary	251,683,282	11.4
Consumer Staples	219,866,953	9.9
Health Care	201,932,815	9.1
Materials	159,461,720	7.2
Information Technology	129,802,168	5.9
Energy	105,746,990	4.8
Telecommunication Services	76,098,511	3.4
Real Estate	70,154,350	3.2
Utilities	65,238,074	2.9
Repurchase Agreements	53,600,613	2.4
Cash and Other	172,837,339	7.8

		100.0%

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	260,987	7,986,843	—	(268,750)	53,898	(824,010)	6,947,981	—	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,237	6/2018	EUR	90,310,070	(1,801,859)
FTSE 100 Index	574	6/2018	GBP	56,320,194	(900,109)
SPI 200 Index	199	6/2018	AUD	21,917,535	(839,741)
TOPIX Index	349	6/2018	JPY	56,299,845	234,235

					(3,307,474)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	731,063	USD	899,108	Deutsche Bank AG	4/4/2018	490
GBP	4,391,699	USD	6,128,089	HSBC Bank plc	6/15/2018	52,436

Total unrealized appreciation						52,926

USD	475,975	GBP	339,295	Credit Suisse	4/4/2018	(76)
AUD	3,438,576	USD	2,685,748	HSBC Bank plc	6/15/2018	(44,310)
EUR	7,425,124	USD	9,276,541	HSBC Bank plc	6/15/2018	(90,337)
JPY	621,257,980	USD	5,900,816	HSBC Bank plc	6/15/2018	(33,571)
USD	1,267,216	JPY	134,295,107	HSBC Bank plc	6/15/2018	(1,085)

Total unrealized depreciation						(169,379)

Net unrealized depreciation						(116,453)

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,001,925	$250,681,357	$—	$251,683,282
Consumer Staples	1,265,006	218,601,947	—	219,866,953
Energy	—	105,746,990	—	105,746,990
Financials	—	418,717,579	—	418,717,579
Health Care	2,098,140	199,834,675	—	201,932,815
Industrials	4,131,867	286,400,457	—	290,532,324
Information Technology	7,072,174	122,729,994	—	129,802,168
Materials	—	159,461,720	—	159,461,720
Real Estate	1,167,012	68,987,338	—	70,154,350
Telecommunication Services	—	76,098,511	—	76,098,511
Utilities	—	65,238,074	—	65,238,074
Forward Currency Contracts	—	52,926	—	52,926
Futures	234,235	—	—	234,235
Short-Term Investments
Repurchase Agreements	—	53,600,613	—	53,600,613

Total Assets	$16,970,359	$2,026,152,181	$—	$2,043,122,540

Liabilities:
Forward Currency Contracts	$—	$(169,379)	$—	$(169,379)
Futures	(3,541,709)	—	—	(3,541,709)

Total Liabilities	$(3,541,709)	$(169,379)	$—	$(3,711,088)

Total	$13,428,650	$2,025,982,802	$—	$2,039,411,452

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$380,155,662
Aggregate gross unrealized depreciation	(110,026,163)

Net unrealized appreciation	$270,129,499

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,769,281,953

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.0%)
AGL Energy Ltd.	65,692	$1,100,649
Alumina Ltd.(x)	234,096	427,290
Amcor Ltd.	114,858	1,260,441
AMP Ltd.	293,556	1,130,870
APA Group	121,207	736,006
Aristocrat Leisure Ltd.	54,637	1,018,595
ASX Ltd.	19,178	830,158
Aurizon Holdings Ltd.	212,666	698,069
AusNet Services	184,523	238,970
Australia & New Zealand Banking Group Ltd.	291,209	6,041,731
Bank of Queensland Ltd.	39,169	332,232
Bendigo & Adelaide Bank Ltd.	51,679	393,447
BHP Billiton Ltd.	318,400	7,043,118
BHP Billiton plc	207,866	4,100,374
BlueScope Steel Ltd.	55,727	655,318
Boral Ltd.	113,487	652,891
Brambles Ltd.	154,947	1,192,497
Caltex Australia Ltd.	27,463	666,882
Challenger Ltd.	57,463	513,155
CIMIC Group Ltd.	9,599	331,165
Coca-Cola Amatil Ltd.	54,941	367,653
Cochlear Ltd.	5,621	788,704
Commonwealth Bank of Australia	173,737	9,703,864
Computershare Ltd.	46,496	622,216
Crown Resorts Ltd.	40,435	396,655
CSL Ltd.	44,666	5,370,931
Dexus (REIT)	104,257	749,683
Domino’s Pizza Enterprises Ltd.(x)	6,783	218,170
Flight Centre Travel Group Ltd.(x)	5,498	241,915
Fortescue Metals Group Ltd.(x)	153,912	515,160
Goodman Group (REIT)	181,426	1,179,122
GPT Group (The) (REIT)	162,899	595,553
Harvey Norman Holdings Ltd.(x)	55,276	158,223
Healthscope Ltd.(x)	186,574	278,459
Incitec Pivot Ltd.	166,871	453,091
Insurance Australia Group Ltd.	225,898	1,304,075
LendLease Group	54,210	725,040
Macquarie Group Ltd.	32,628	2,603,157
Medibank Pvt Ltd.	244,920	549,201
Mirvac Group (REIT)	393,039	651,939
National Australia Bank Ltd.	265,969	5,852,131
Newcrest Mining Ltd.	76,799	1,154,575
Oil Search Ltd.	142,125	785,338
Orica Ltd.(x)	34,930	478,531
Origin Energy Ltd.*	169,771	1,147,184
QBE Insurance Group Ltd.	137,855	1,023,999
Ramsay Health Care Ltd.	13,968	672,508
REA Group Ltd.	5,748	351,558
Santos Ltd.*	190,015	746,746
Scentre Group (REIT)	505,835	1,494,261
SEEK Ltd.	33,657	484,297
Sonic Healthcare Ltd.	41,180	725,973
South32 Ltd.	523,691	1,305,362
Stockland (REIT)	226,615	702,817
Suncorp Group Ltd.	130,287	1,340,166
Sydney Airport	113,191	586,814
Tabcorp Holdings Ltd.	190,899	647,233
Telstra Corp. Ltd.	424,684	1,030,403
TPG Telecom Ltd.(x)	36,732	156,264
Transurban Group	223,656	1,969,704
Treasury Wine Estates Ltd.	73,994	966,333
Vicinity Centres (REIT)	296,522	551,146
Wesfarmers Ltd.	111,051	3,563,223
Westfield Corp. (REIT)	198,668	1,304,261
Westpac Banking Corp.(x)	336,510	7,441,215
Woodside Petroleum Ltd.	93,294	2,107,762
Woolworths Group Ltd.(x)	125,806	2,549,721

		97,976,194

Austria (0.2%)
ANDRITZ AG	7,828	437,720
Erste Group Bank AG*	30,182	1,517,931
OMV AG	14,859	866,444
Raiffeisen Bank International AG*	15,545	605,668
voestalpine AG	11,417	599,116

		4,026,879

Belgium (1.0%)
Ageas	19,642	1,015,476
Anheuser-Busch InBev SA/NV	75,540	8,302,041
Colruyt SA	6,420	354,926
Groupe Bruxelles Lambert SA	7,911	904,605
KBC Group NV	25,313	2,206,430
Proximus SADP	14,739	457,684
Solvay SA	7,409	1,030,166
Telenet Group Holding NV*	4,963	331,709
UCB SA	12,738	1,039,084
Umicore SA	20,798	1,103,337

		16,745,458

Chile (0.0%)
Antofagasta plc	38,273	495,465

China (0.1%)
BOC Hong Kong Holdings Ltd.	372,323	1,825,807
Minth Group Ltd.	73,000	334,651
Yangzijiang Shipbuilding Holdings Ltd.	200,899	187,067

		2,347,525

Colombia (0.0%)
Millicom International Cellular SA (SDR)	6,705	457,898

Denmark (1.7%)
AP Moller - Maersk A/S, Class A*	373	548,758
AP Moller - Maersk A/S, Class B*	650	1,013,232
Carlsberg A/S, Class B	10,305	1,231,436
Chr Hansen Holding A/S	9,919	857,025
Coloplast A/S, Class B	12,025	1,019,148
Danske Bank A/S	73,867	2,760,557
DSV A/S	19,144	1,509,686
Genmab A/S*	6,069	1,306,563
H Lundbeck A/S	7,460	416,995
ISS A/S*	18,073	670,658
Novo Nordisk A/S, Class B	184,836	9,094,747
Novozymes A/S, Class B	22,694	1,175,211
Orsted A/S(m)	18,792	1,223,544
Pandora A/S	10,782	1,168,742
TDC A/S*	80,563	668,301
Tryg A/S	11,559	269,606
Vestas Wind Systems A/S	21,712	1,554,543
William Demant Holding A/S*	10,805	402,301

		26,891,053

Finland (0.9%)
Elisa OYJ	14,901	674,930
Fortum OYJ	44,751	962,232
Kone OYJ, Class B	34,380	1,717,298
Metso OYJ	11,910	376,027
Neste OYJ	12,938	902,372
Nokia OYJ	568,683	3,143,481
Nokian Renkaat OYJ	11,560	525,821
Orion OYJ, Class B	10,637	325,855
Sampo OYJ, Class A	43,271	2,413,406
Stora Enso OYJ, Class R	53,543	985,560
UPM-Kymmene OYJ*	53,712	1,993,184

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Wartsila OYJ Abp	44,713	$989,220

		15,009,386

France (9.5%)
Accor SA	18,382	992,984
Aeroports de Paris	3,098	675,332
Air Liquide SA	42,228	5,177,976
Airbus SE	57,533	6,656,782
Alstom SA	15,301	690,257
Amundi SA(m)	6,120	492,500
Arkema SA	6,785	886,002
Atos SE	9,749	1,334,802
AXA SA‡	192,198	5,116,685
BioMerieux	4,170	344,326
BNP Paribas SA	111,391	8,259,136
Bollore SA	87,431	466,603
Bouygues SA	21,946	1,100,892
Bureau Veritas SA	25,638	666,719
Capgemini SE	15,717	1,960,217
Carrefour SA	58,688	1,218,909
Casino Guichard Perrachon SA	5,972	292,822
Cie de Saint-Gobain	50,669	2,676,392
Cie Generale des Etablissements Michelin SCA	17,284	2,554,816
CNP Assurances	17,310	437,062
Credit Agricole SA	114,235	1,858,714
Danone SA	59,542	4,822,575
Dassault Aviation SA	265	506,433
Dassault Systemes SE	12,851	1,748,135
Edenred	20,688	719,865
Eiffage SA	6,765	770,641
Electricite de France SA	57,650	835,976
Engie SA	179,016	2,990,737
Essilor International Cie Generale d’Optique SA	20,945	2,827,343
Eurazeo SA	4,110	378,460
Eutelsat Communications SA	18,704	370,896
Faurecia SA	7,697	623,658
Fonciere Des Regions (REIT)	3,282	362,367
Gecina SA (REIT)	4,812	836,373
Getlink SE	47,874	683,484
Hermes International	3,192	1,892,660
ICADE (REIT)	2,844	276,395
Iliad SA	2,619	542,095
Imerys SA	3,013	293,026
Ingenico Group SA	5,715	464,999
Ipsen SA	4,041	627,491
JCDecaux SA	8,007	279,453
Kering SA	7,414	3,554,976
Klepierre SA (REIT)	22,121	892,582
Lagardere SCA	11,165	319,091
Legrand SA	26,845	2,106,941
L’Oreal SA	24,900	5,625,110
LVMH Moet Hennessy Louis Vuitton SE	27,644	8,525,106
Natixis SA	94,644	776,859
Orange SA	194,847	3,309,035
Pernod Ricard SA	20,708	3,449,631
Peugeot SA	54,842	1,320,718
Publicis Groupe SA	19,905	1,386,872
Remy Cointreau SA	2,421	345,361
Renault SA	18,895	2,295,505
Rexel SA	29,756	503,976
Safran SA	33,146	3,512,518
Sanofi	112,659	9,052,740
Schneider Electric SE	55,914	4,918,244
SCOR SE	17,847	730,950
SEB SA	2,253	430,667
Societe BIC SA	3,202	318,765
Societe Generale SA	75,416	4,103,030
Sodexo SA	9,089	917,008
Suez	38,196	553,929
Teleperformance	5,831	904,780
Thales SA	10,682	1,301,632
TOTAL SA(x)	238,107	13,532,490
Ubisoft Entertainment SA*	6,316	533,529
Unibail-Rodamco SE (REIT)(x)	10,078	2,308,168
Valeo SA	24,258	1,604,167
Veolia Environnement SA	45,470	1,078,302
Vinci SA	49,890	4,912,225
Vivendi SA	100,299	2,595,994
Wendel SA	2,814	439,238

		154,873,129

Germany (8.8%)
1&1 Drillisch AG	5,348	360,240
adidas AG	18,491	4,478,172
Allianz SE (Registered)	44,465	10,048,843
Axel Springer SE	4,590	384,277
BASF SE	91,056	9,254,101
Bayer AG (Registered)	81,982	9,269,960
Bayerische Motoren Werke AG	32,398	3,516,004
Bayerische Motoren Werke AG (Preference)(q)	5,758	539,754
Beiersdorf AG	10,067	1,139,978
Brenntag AG	15,475	920,938
Commerzbank AG*	107,078	1,391,184
Continental AG	10,729	2,963,619
Covestro AG(m)	16,320	1,606,403
Daimler AG (Registered)*	95,456	8,111,395
Deutsche Bank AG (Registered)	201,044	2,803,202
Deutsche Boerse AG	18,857	2,568,807
Deutsche Lufthansa AG (Registered)	24,567	784,760
Deutsche Post AG (Registered)	95,511	4,176,631
Deutsche Telekom AG (Registered)	329,450	5,374,382
Deutsche Wohnen SE	35,734	1,667,918
E.ON SE	221,495	2,461,321
Evonik Industries AG	16,748	590,925
Fraport AG Frankfurt Airport Services Worldwide	4,231	417,546
Fresenius Medical Care AG & Co. KGaA	21,753	2,221,119
Fresenius SE & Co. KGaA	40,583	3,099,846
FUCHS PETROLUB SE (Preference)(q)	6,889	374,127
GEA Group AG	18,452	784,980
Hannover Rueck SE	6,022	822,443
HeidelbergCement AG	14,994	1,473,195
Henkel AG & Co. KGaA	10,487	1,319,896
Henkel AG & Co. KGaA (Preference)(q)	17,979	2,364,269
HOCHTIEF AG	2,101	392,696
HUGO BOSS AG	6,535	569,556
Infineon Technologies AG	110,659	2,964,558
Innogy SE(m)	13,465	636,951
K+S AG (Registered)	20,153	581,730
KION Group AG	7,385	689,174
LANXESS AG	9,478	726,696
Linde AG (Aquis Stock Exchange)*	12,777	2,689,786
Linde AG (Turquoise Stock Exchange)	5,839	1,172,270
MAN SE	3,549	413,794
Merck KGaA	13,006	1,247,731
METRO AG	16,988	300,823
MTU Aero Engines AG	5,247	884,447

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	15,186	$3,531,795
OSRAM Licht AG	9,693	713,711
Porsche Automobil Holding SE (Preference)(q)	14,809	1,231,342
ProSiebenSat.1 Media SE	22,158	768,526
RWE AG*	53,446	1,320,238
SAP SE	97,433	10,195,979
Schaeffler AG (Preference)(q)	18,361	283,519
Siemens AG (Registered)	75,840	9,673,406
Siemens Healthineers AG(m)*	14,891	611,976
Symrise AG	12,218	983,797
Telefonica Deutschland Holding AG	77,840	365,746
thyssenkrupp AG	43,478	1,133,910
TUI AG	44,121	947,210
Uniper SE	20,388	621,384
United Internet AG (Registered)	12,158	765,686
Volkswagen AG	3,411	682,992
Volkswagen AG (Preference)(q)	18,190	3,618,060
Vonovia SE	48,548	2,407,606
Wirecard AG	11,828	1,398,168
Zalando SE(m)*	10,481	571,779

		142,387,277

Hong Kong (3.0%)
AIA Group Ltd.	1,197,000	10,218,637
ASM Pacific Technology Ltd.(x)	28,177	398,781
Bank of East Asia Ltd. (The)	119,021	477,755
CK Asset Holdings Ltd.	260,325	2,202,898
CK Hutchison Holdings Ltd.	263,480	3,167,713
CK Infrastructure Holdings Ltd.	68,313	561,466
CLP Holdings Ltd.	166,428	1,701,287
First Pacific Co. Ltd.	250,600	136,810
Galaxy Entertainment Group Ltd.	235,400	2,157,854
Hang Lung Group Ltd.	98,900	324,226
Hang Lung Properties Ltd.	215,611	505,941
Hang Seng Bank Ltd.	73,379	1,710,769
Henderson Land Development Co. Ltd.	115,133	754,318
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	191,000	185,178
HKT Trust & HKT Ltd.	333,511	420,634
Hong Kong & China Gas Co. Ltd.	842,941	1,737,924
Hong Kong Exchanges & Clearing Ltd.	118,302	3,888,571
Hongkong Land Holdings Ltd.	121,800	844,074
Hutchison Port Holdings Trust (OTC Exchange), Class U	106,500	31,311
Hutchison Port Holdings Trust (Singapore Stock Exchange)(x)	469,100	139,021
Hysan Development Co. Ltd.	59,807	317,420
Jardine Matheson Holdings Ltd.	22,000	1,367,520
Jardine Strategic Holdings Ltd.	21,700	837,186
Kerry Properties Ltd.	50,224	228,026
Kingston Financial Group Ltd.(x)	405,100	182,754
Li & Fung Ltd.	647,550	319,737
Link REIT (REIT)	221,819	1,902,401
Melco Resorts & Entertainment Ltd. (ADR)	22,015	637,995
MTR Corp. Ltd.	140,216	757,870
New World Development Co. Ltd.	593,713	846,394
NWS Holdings Ltd.	163,762	298,351
PCCW Ltd.	479,965	278,467
Power Assets Holdings Ltd.	139,714	1,250,985
Shangri-La Asia Ltd.	95,235	193,262
Sino Land Co. Ltd.	318,000	517,464
SJM Holdings Ltd.	205,200	179,818
Sun Hung Kai Properties Ltd.	139,193	2,217,329
Swire Pacific Ltd., Class A	52,612	533,818
Swire Properties Ltd.	114,600	402,982
Techtronic Industries Co. Ltd.	128,500	759,048
WH Group Ltd.(m)	812,100	872,923
Wharf Holdings Ltd. (The)	128,813	446,234
Wharf Real Estate Investment Co. Ltd.*	120,313	787,647
Wheelock & Co. Ltd.	79,674	584,313
Yue Yuen Industrial Holdings Ltd.	81,637	326,051

		48,611,163

Ireland (0.5%)
AerCap Holdings NV*	12,922	655,404
AIB Group plc	81,664	492,042
Bank of Ireland Group plc (Aquis Stock Exchange)	30	265
Bank of Ireland Group plc (Turquoise Stock Exchange)	91,334	800,548
CRH plc	81,300	2,764,145
James Hardie Industries plc (CHDI)(x)	44,185	780,607
Kerry Group plc (London Stock Exchange), Class A	5	505
Kerry Group plc (Turquoise Stock Exchange), Class A	16,055	1,632,560
Paddy Power Betfair plc	8,030	825,038
Ryanair Holdings plc (ADR)(x)*	1,760	216,216

		8,167,330

Israel (0.4%)
Azrieli Group Ltd.	4,073	195,617
Bank Hapoalim BM	110,375	758,881
Bank Leumi Le-Israel BM	145,770	880,420
Bezeq The Israeli Telecommunication Corp. Ltd.	210,290	269,065
Check Point Software Technologies Ltd.*	13,071	1,298,473
Elbit Systems Ltd.	2,644	318,606
Frutarom Industries Ltd.	3,666	337,000
Israel Chemicals Ltd.	68,688	291,041
Mizrahi Tefahot Bank Ltd.	14,002	268,134
Nice Ltd.*	6,270	588,276
Teva Pharmaceutical Industries Ltd. (ADR)(x)	88,142	1,506,347

		6,711,860

Italy (2.0%)
Assicurazioni Generali SpA	125,765	2,424,681
Atlantia SpA	45,832	1,420,856
Davide Campari-Milano SpA	57,947	439,182
Enel SpA	801,971	4,913,808
Eni SpA	250,243	4,411,265
Ferrari NV	12,374	1,490,464
Intesa Sanpaolo SpA	1,330,393	4,851,656
Intesa Sanpaolo SpA (RNC)	98,260	372,370
Leonardo SpA	36,796	425,567
Luxottica Group SpA	17,350	1,079,728
Mediobanca Banca di Credito Finanziario SpA	57,986	682,593
Poste Italiane SpA(m)	53,917	493,503
Prysmian SpA	20,983	660,171
Recordati SpA	11,226	415,982
Snam SpA	215,053	989,243
Telecom Italia SpA*	1,132,700	1,078,683
Telecom Italia SpA (RNC)	550,233	459,590
Terna Rete Elettrica Nazionale SpA	141,090	825,468
UniCredit SpA*	198,478	4,164,491
UnipolSai Assicurazioni SpA	84,769	201,880

		31,801,181

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Japan (22.2%)
ABC-Mart, Inc.	3,535	$232,887
Acom Co. Ltd.(x)*	45,976	204,808
Aeon Co. Ltd.	61,486	1,097,624
AEON Financial Service Co. Ltd.(x)	11,110	255,288
Aeon Mall Co. Ltd.	10,792	226,175
Air Water, Inc.	15,496	302,333
Aisin Seiki Co. Ltd.	17,852	969,734
Ajinomoto Co., Inc.	54,018	977,253
Alfresa Holdings Corp.	18,771	417,741
Alps Electric Co. Ltd.(x)	20,463	501,551
Amada Holdings Co. Ltd.(x)	34,017	413,044
ANA Holdings, Inc.(x)	12,507	484,036
Aozora Bank Ltd.	12,250	487,559
Asahi Glass Co. Ltd.	18,361	760,117
Asahi Group Holdings Ltd.	39,009	2,077,572
Asahi Kasei Corp.	126,405	1,661,958
Asics Corp.	15,642	289,452
Astellas Pharma, Inc.	200,430	3,040,214
Bandai Namco Holdings, Inc.	20,981	689,146
Bank of Kyoto Ltd. (The)	5,522	308,263
Benesse Holdings, Inc.	7,279	263,715
Bridgestone Corp.	63,231	2,747,805
Brother Industries Ltd.	23,534	546,963
Calbee, Inc.(x)	8,469	280,164
Canon, Inc.	104,708	3,791,550
Casio Computer Co. Ltd.(x)	19,264	287,136
Central Japan Railway Co.	14,477	2,738,800
Chiba Bank Ltd. (The)	60,885	489,231
Chubu Electric Power Co., Inc.	66,833	944,035
Chugai Pharmaceutical Co. Ltd.	22,555	1,140,415
Chugoku Electric Power Co., Inc. (The)	27,165	327,292
Coca-Cola Bottlers Japan, Inc.(x)	12,142	501,519
Concordia Financial Group Ltd.	118,847	655,638
Credit Saison Co. Ltd.(x)	16,811	276,010
CYBERDYNE, Inc.*	11,614	164,378
Dai Nippon Printing Co. Ltd.	25,568	528,156
Daicel Corp.	27,706	302,564
Daifuku Co. Ltd.	9,978	597,339
Dai-ichi Life Holdings, Inc.	108,548	1,981,622
Daiichi Sankyo Co. Ltd.	57,258	1,897,389
Daikin Industries Ltd.	24,123	2,660,433
Daito Trust Construction Co. Ltd.	6,824	1,179,393
Daiwa House Industry Co. Ltd.	56,753	2,186,808
Daiwa House REIT Investment Corp. (REIT)	159	380,446
Daiwa Securities Group, Inc.	162,561	1,036,889
DeNA Co. Ltd.(x)	11,795	212,832
Denso Corp.	46,159	2,524,744
Dentsu, Inc.	20,954	919,648
Disco Corp.	2,747	592,488
Don Quijote Holdings Co. Ltd.	10,934	627,853
East Japan Railway Co.	31,834	2,950,490
Eisai Co. Ltd.(x)	26,710	1,702,180
Electric Power Development Co. Ltd.	13,310	335,486
FamilyMart UNY Holdings Co. Ltd.(x)	7,479	629,781
FANUC Corp.	19,037	4,823,434
Fast Retailing Co. Ltd.	5,336	2,168,400
Fuji Electric Co. Ltd.	59,503	404,870
FUJIFILM Holdings Corp.(x)	41,246	1,645,499
Fujitsu Ltd.	183,508	1,129,280
Fukuoka Financial Group, Inc.	75,469	406,407
Hachijuni Bank Ltd. (The)	36,147	193,636
Hakuhodo DY Holdings, Inc.	24,652	338,949
Hamamatsu Photonics KK	12,679	479,015
Hankyu Hanshin Holdings, Inc.	25,065	929,293
Hikari Tsushin, Inc.	2,060	329,313
Hino Motors Ltd.	27,925	359,281
Hirose Electric Co. Ltd.	3,489	479,387
Hisamitsu Pharmaceutical Co., Inc.	6,075	470,448
Hitachi Chemical Co. Ltd.	10,740	244,768
Hitachi Construction Machinery Co. Ltd.(x)	11,650	449,445
Hitachi High-Technologies Corp.	7,239	344,245
Hitachi Ltd.	472,744	3,424,567
Hitachi Metals Ltd.	22,652	267,809
Honda Motor Co. Ltd.	170,368	5,860,128
Hoshizaki Corp.	5,341	468,821
Hoya Corp.	38,915	1,940,173
Hulic Co. Ltd.	23,838	260,100
Idemitsu Kosan Co. Ltd.	13,423	510,277
IHI Corp.	16,393	509,176
Iida Group Holdings Co. Ltd.(x)	16,043	299,737
Inpex Corp.	94,443	1,168,056
Isetan Mitsukoshi Holdings Ltd.(x)	33,588	370,587
Isuzu Motors Ltd.	54,314	833,048
ITOCHU Corp.	145,300	2,821,883
J Front Retailing Co. Ltd.	25,875	439,903
Japan Airlines Co. Ltd.	11,799	474,821
Japan Airport Terminal Co. Ltd.	4,358	166,489
Japan Exchange Group, Inc.	53,558	991,582
Japan Post Bank Co. Ltd.(x)	41,206	553,002
Japan Post Holdings Co. Ltd.	158,573	1,909,046
Japan Prime Realty Investment Corp. (REIT)	83	295,635
Japan Real Estate Investment Corp. (REIT)	123	636,934
Japan Retail Fund Investment Corp. (REIT)	277	531,586
Japan Tobacco, Inc.	107,048	3,084,528
JFE Holdings, Inc.	52,515	1,057,900
JGC Corp.(x)	22,034	479,176
JSR Corp.	20,436	459,596
JTEKT Corp.	22,913	339,372
JXTG Holdings, Inc.	310,647	1,879,268
Kajima Corp.	81,828	759,027
Kakaku.com, Inc.	16,002	280,022
Kamigumi Co. Ltd.	11,251	251,232
Kaneka Corp.	29,057	288,099
Kansai Electric Power Co., Inc. (The)	70,577	906,713
Kansai Paint Co. Ltd.(x)	17,249	401,701
Kao Corp.	48,404	3,630,584
Kawasaki Heavy Industries Ltd.	16,030	518,239
KDDI Corp.	178,132	4,547,677
Keihan Holdings Co. Ltd.	10,322	318,182
Keikyu Corp.(x)	22,876	397,731
Keio Corp.	10,321	440,853
Keisei Electric Railway Co. Ltd.	13,718	421,577
Keyence Corp.	9,591	5,952,630
Kikkoman Corp.(x)	15,530	624,674
Kintetsu Group Holdings Co. Ltd.	17,907	697,566
Kirin Holdings Co. Ltd.	87,476	2,328,610
Kobe Steel Ltd.	30,735	307,913
Koito Manufacturing Co. Ltd.	11,569	802,399
Komatsu Ltd.	90,162	3,005,541
Konami Holdings Corp.	9,748	512,112
Konica Minolta, Inc.	50,188	430,163
Kose Corp.	3,198	669,324
Kubota Corp.	106,235	1,859,025
Kuraray Co. Ltd.	36,250	615,948
Kurita Water Industries Ltd.	10,677	338,658
Kyocera Corp.	32,264	1,820,526

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Kyowa Hakko Kirin Co. Ltd.	26,056	$572,275
Kyushu Electric Power Co., Inc.	42,080	501,456
Kyushu Financial Group, Inc.	25,666	126,877
Kyushu Railway Co.	17,076	531,193
Lawson, Inc.	5,386	366,980
LINE Corp.*	4,969	196,602
Lion Corp.	21,698	436,998
LIXIL Group Corp.	25,925	578,899
M3, Inc.	19,403	871,635
Mabuchi Motor Co. Ltd.	4,633	228,156
Makita Corp.	22,591	1,104,020
Marubeni Corp.	160,605	1,162,067
Marui Group Co. Ltd.(x)	19,508	397,475
Maruichi Steel Tube Ltd.(x)	6,573	201,072
Mazda Motor Corp.(x)	56,336	744,670
McDonald’s Holdings Co. Japan Ltd.	6,915	323,638
Mebuki Financial Group, Inc.	87,021	334,492
Medipal Holdings Corp.	17,956	367,878
Meiji Holdings Co. Ltd.	12,004	913,795
Minebea Mitsumi, Inc.	38,790	828,259
MISUMI Group, Inc.	28,838	791,653
Mitsubishi Chemical Holdings Corp.	142,379	1,378,897
Mitsubishi Corp.	148,404	3,991,657
Mitsubishi Electric Corp.	188,580	3,015,543
Mitsubishi Estate Co. Ltd.	125,867	2,127,455
Mitsubishi Gas Chemical Co., Inc.	18,513	443,491
Mitsubishi Heavy Industries Ltd.(x)	30,188	1,155,828
Mitsubishi Materials Corp.	10,555	317,429
Mitsubishi Motors Corp.(x)	70,982	507,658
Mitsubishi Tanabe Pharma Corp.	22,108	432,166
Mitsubishi UFJ Financial Group, Inc.	1,182,092	7,743,227
Mitsubishi UFJ Lease & Finance Co. Ltd.	49,284	289,020
Mitsui & Co. Ltd.	166,023	2,843,634
Mitsui Chemicals, Inc.	17,995	567,391
Mitsui Fudosan Co. Ltd.	89,905	2,181,192
Mitsui OSK Lines Ltd.	10,845	311,881
Mixi, Inc.	4,192	154,829
Mizuho Financial Group, Inc.	2,372,794	4,268,153
MS&AD Insurance Group Holdings, Inc.	47,307	1,491,612
Murata Manufacturing Co. Ltd.	18,477	2,530,049
Nabtesco Corp.	10,008	386,099
Nagoya Railroad Co. Ltd.(x)	17,116	433,671
NEC Corp.	23,830	669,851
Nexon Co. Ltd.*	38,872	642,965
NGK Insulators Ltd.	22,656	390,500
NGK Spark Plug Co. Ltd.(x)	17,173	413,650
NH Foods Ltd.	9,289	380,601
Nidec Corp.	23,369	3,599,623
Nikon Corp.	35,305	629,090
Nintendo Co. Ltd.	11,165	4,916,986
Nippon Building Fund, Inc. (REIT)	129	712,861
Nippon Electric Glass Co. Ltd.	8,711	258,686
Nippon Express Co. Ltd.	8,360	559,402
Nippon Paint Holdings Co. Ltd.(x)	14,184	520,544
Nippon Prologis REIT, Inc. (REIT)	181	389,540
Nippon Steel & Sumitomo Metal Corp.	76,472	1,679,215
Nippon Telegraph & Telephone Corp.	67,367	3,102,282
Nippon Yusen KK(x)	17,655	356,402
Nissan Chemical Industries Ltd.(x)	12,253	508,982
Nissan Motor Co. Ltd.	233,733	2,425,086
Nisshin Seifun Group, Inc.	19,760	391,653
Nissin Foods Holdings Co. Ltd.	5,800	402,274
Nitori Holdings Co. Ltd.	8,114	1,433,991
Nitto Denko Corp.	16,409	1,230,309
NOK Corp.	9,883	191,892
Nomura Holdings, Inc.	354,213	2,048,280
Nomura Real Estate Holdings, Inc.	12,723	300,363
Nomura Real Estate Master Fund, Inc. (REIT)	400	551,854
Nomura Research Institute Ltd.	12,051	570,810
NSK Ltd.	35,420	474,686
NTT Data Corp.	60,169	640,114
NTT DOCOMO, Inc.	136,867	3,494,189
Obayashi Corp.	65,553	717,106
Obic Co. Ltd.	5,958	495,543
Odakyu Electric Railway Co. Ltd.(x)	29,841	603,803
Oji Holdings Corp.	88,236	567,205
Olympus Corp.(x)	29,401	1,116,301
Omron Corp.	19,629	1,154,810
Ono Pharmaceutical Co. Ltd.	41,456	1,283,361
Oracle Corp. Japan	3,946	320,783
Oriental Land Co. Ltd.	22,016	2,248,051
ORIX Corp.	132,508	2,336,838
Osaka Gas Co. Ltd.	36,915	728,378
Otsuka Corp.	10,826	545,344
Otsuka Holdings Co. Ltd.	37,182	1,862,158
Panasonic Corp.	215,099	3,074,720
Park24 Co. Ltd.(x)	10,588	283,793
Persol Holdings Co. Ltd.	17,883	520,162
Pola Orbis Holdings, Inc.	9,887	405,125
Rakuten, Inc.	93,553	790,503
Recruit Holdings Co. Ltd.	110,249	2,740,036
Renesas Electronics Corp.(x)*	65,734	661,016
Resona Holdings, Inc.	222,326	1,174,261
Ricoh Co. Ltd.(x)	69,318	684,679
Rinnai Corp.	3,735	354,527
Rohm Co. Ltd.	9,745	927,746
Ryohin Keikaku Co. Ltd.	2,305	773,352
Sankyo Co. Ltd.(x)	5,047	177,870
Santen Pharmaceutical Co. Ltd.	34,705	559,364
SBI Holdings, Inc.	21,370	488,635
Secom Co. Ltd.(x)	20,825	1,550,059
Sega Sammy Holdings, Inc.	18,709	296,271
Seibu Holdings, Inc.	19,517	339,697
Seiko Epson Corp.	27,640	491,210
Sekisui Chemical Co. Ltd.	39,115	682,275
Sekisui House Ltd.	59,061	1,077,924
Seven & i Holdings Co. Ltd.	73,269	3,142,707
Seven Bank Ltd.(x)	69,050	219,989
Sharp Corp.(x)*	15,854	473,810
Shimadzu Corp.	25,465	716,050
Shimamura Co. Ltd.	2,294	286,952
Shimano, Inc.	7,148	1,030,500
Shimizu Corp.	53,588	478,945
Shin-Etsu Chemical Co. Ltd.	38,051	3,935,447
Shinsei Bank Ltd.	18,008	276,877
Shionogi & Co. Ltd.(x)	30,035	1,549,948
Shiseido Co. Ltd.	38,305	2,452,629
Shizuoka Bank Ltd. (The)	49,218	465,329
Showa Shell Sekiyu KK	18,283	247,599
SMC Corp.	5,688	2,302,356
SoftBank Group Corp.	81,726	6,106,120
Sohgo Security Services Co. Ltd.	7,180	354,934
Sompo Holdings, Inc.	35,444	1,426,354
Sony Corp.	125,213	6,055,600
Sony Financial Holdings, Inc.(x)	18,286	332,707
Stanley Electric Co. Ltd.	14,288	527,718
Start Today Co. Ltd.	20,001	534,212
Subaru Corp.	61,591	2,018,400
SUMCO Corp.	23,576	618,176

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Chemical Co. Ltd.	145,982	$850,607
Sumitomo Corp.	119,683	2,014,494
Sumitomo Dainippon Pharma Co. Ltd.(x)	16,516	277,220
Sumitomo Electric Industries Ltd.(x)	75,901	1,158,078
Sumitomo Heavy Industries Ltd.	11,883	450,617
Sumitomo Metal Mining Co. Ltd.	25,017	1,053,298
Sumitomo Mitsui Financial Group, Inc.	133,018	5,572,992
Sumitomo Mitsui Trust Holdings, Inc.	32,989	1,335,310
Sumitomo Realty & Development Co. Ltd.	33,876	1,252,780
Sumitomo Rubber Industries Ltd.	18,068	331,457
Sundrug Co. Ltd.	8,209	379,186
Suntory Beverage & Food Ltd.	13,664	663,906
Suruga Bank Ltd.(x)	18,194	251,182
Suzuken Co. Ltd.	7,495	309,577
Suzuki Motor Corp.	34,642	1,865,501
Sysmex Corp.	15,569	1,410,509
T&D Holdings, Inc.	53,057	841,941
Taiheiyo Cement Corp.	11,400	414,088
Taisei Corp.	20,116	1,020,877
Taisho Pharmaceutical Holdings Co. Ltd.	3,202	314,768
Taiyo Nippon Sanso Corp.	14,545	220,215
Takashimaya Co. Ltd.	29,575	283,784
Takeda Pharmaceutical Co. Ltd.	69,609	3,390,663
TDK Corp.	13,116	1,182,110
Teijin Ltd.(x)	20,477	385,080
Terumo Corp.	30,724	1,614,089
THK Co. Ltd.	10,805	446,802
Tobu Railway Co. Ltd.	20,115	605,879
Toho Co. Ltd./Tokyo	12,435	412,533
Toho Gas Co. Ltd.(x)	8,706	267,550
Tohoku Electric Power Co., Inc.	46,374	619,308
Tokio Marine Holdings, Inc.	65,824	2,929,154
Tokyo Electric Power Co. Holdings, Inc.*	137,657	530,420
Tokyo Electron Ltd.	15,729	2,958,657
Tokyo Gas Co. Ltd.	38,965	1,033,220
Tokyo Tatemono Co. Ltd.	21,741	327,530
Tokyu Corp.	53,495	833,558
Tokyu Fudosan Holdings Corp.	54,021	393,462
Toppan Printing Co. Ltd.	51,908	425,879
Toray Industries, Inc.	147,499	1,395,214
Toshiba Corp.*	655,918	1,898,621
Tosoh Corp.	28,690	562,988
TOTO Ltd.	14,286	753,202
Toyo Seikan Group Holdings Ltd.	18,284	271,841
Toyo Suisan Kaisha Ltd.	9,312	360,998
Toyoda Gosei Co. Ltd.	6,538	152,014
Toyota Industries Corp.	16,094	974,065
Toyota Motor Corp.	258,766	16,597,697
Toyota Tsusho Corp.	20,926	708,973
Trend Micro, Inc.	12,377	738,630
Tsuruha Holdings, Inc.	3,589	511,678
Unicharm Corp.	40,733	1,159,534
United Urban Investment Corp. (REIT)	327	512,604
USS Co. Ltd.	20,777	419,816
West Japan Railway Co.	16,484	1,151,192
Yahoo Japan Corp.(x)	138,986	645,262
Yakult Honsha Co. Ltd.	10,445	772,540
Yamada Denki Co. Ltd.(x)	68,519	410,837
Yamaguchi Financial Group, Inc.(x)	20,900	252,988
Yamaha Corp.(x)	15,875	697,482
Yamaha Motor Co. Ltd.	28,084	839,313
Yamato Holdings Co. Ltd.(x)	32,611	817,842
Yamazaki Baking Co. Ltd.	14,609	303,150
Yaskawa Electric Corp.(x)	25,597	1,160,712
Yokogawa Electric Corp.	24,199	499,877
Yokohama Rubber Co. Ltd. (The)	12,579	291,171

		359,265,983

Jersey (0.1%)
Randgold Resources Ltd.	9,600	795,180

Luxembourg (0.3%)
ArcelorMittal	66,856	2,120,549
Eurofins Scientific SE	1,133	598,924
RTL Group SA	4,033	334,955
SES SA (FDR)	32,842	444,941
Tenaris SA	47,369	818,941

		4,318,310

Macau (0.1%)
MGM China Holdings Ltd.	78,800	205,874
Sands China Ltd.	237,896	1,291,775
Wynn Macau Ltd.	157,100	576,123

		2,073,772

Mexico (0.0%)
Fresnillo plc	22,782	405,852

Netherlands (4.2%)
ABN AMRO Group NV (CVA)(m)	40,604	1,224,200
Aegon NV	174,896	1,181,081
Akzo Nobel NV	25,439	2,404,932
Altice NV, Class A(x)*	51,600	426,782
ASML Holding NV	38,381	7,593,564
Boskalis Westminster	9,837	288,383
EXOR NV	10,866	776,341
Heineken Holding NV	11,293	1,164,465
Heineken NV	26,156	2,814,968
ING Groep NV	385,196	6,505,857
Koninklijke Ahold Delhaize NV	129,072	3,060,467
Koninklijke DSM NV	18,282	1,817,900
Koninklijke KPN NV	341,504	1,025,233
Koninklijke Philips NV	92,064	3,538,023
Koninklijke Vopak NV	7,633	375,008
NN Group NV	30,798	1,367,771
NXP Semiconductors NV*	34,089	3,988,413
Randstad Holding NV(x)	11,220	739,267
Royal Dutch Shell plc, Class A	450,460	14,135,308
Royal Dutch Shell plc, Class B	371,319	11,965,722
Wolters Kluwer NV	30,121	1,604,147

		67,997,832

New Zealand (0.2%)
Auckland International Airport Ltd.	91,142	404,524
Fisher & Paykel Healthcare Corp. Ltd.	57,210	549,506
Fletcher Building Ltd.	72,630	317,274
Mercury NZ Ltd.	73,044	170,465
Meridian Energy Ltd.	137,412	284,270
Ryman Healthcare Ltd.	34,732	266,623
Spark New Zealand Ltd.	194,207	470,563

		2,463,225

Norway (0.6%)
DNB ASA	94,317	1,840,225
Gjensidige Forsikring ASA(x)	21,276	390,379
Marine Harvest ASA	42,208	848,081
Norsk Hydro ASA	135,258	797,615
Orkla ASA	82,166	883,273
Schibsted ASA, Class B	8,351	212,236
Statoil ASA	115,630	2,738,594
Telenor ASA	75,486	1,716,888

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Yara International ASA	17,908	$760,758

		10,188,049

Portugal (0.1%)
Banco Espirito Santo SA (Registered)(r)*	106,365	—
EDP - Energias de Portugal SA	236,930	900,984
Galp Energia SGPS SA	50,447	951,549
Jeronimo Martins SGPS SA	25,727	469,183

		2,321,716

Singapore (1.2%)
Ascendas REIT (REIT)	263,222	529,729
CapitaLand Commercial Trust (REIT)	264,040	370,406
CapitaLand Ltd.	235,107	643,415
CapitaLand Mall Trust (REIT)	210,182	334,473
City Developments Ltd.	43,734	435,987
ComfortDelGro Corp. Ltd.	179,150	281,844
DBS Group Holdings Ltd.	180,770	3,813,331
Genting Singapore plc	603,472	500,123
Golden Agri-Resources Ltd.(x)	562,595	150,765
Jardine Cycle & Carriage Ltd.	10,460	276,448
Keppel Corp. Ltd.	146,225	873,116
Oversea-Chinese Banking Corp. Ltd.	316,925	3,121,774
SATS Ltd.	48,700	191,481
Sembcorp Industries Ltd.	100,609	240,926
Singapore Airlines Ltd.	53,248	442,214
Singapore Exchange Ltd.	72,662	410,340
Singapore Press Holdings Ltd.(x)	164,997	318,376
Singapore Technologies Engineering Ltd.	153,179	421,392
Singapore Telecommunications Ltd.	822,245	2,119,622
StarHub Ltd.	71,752	125,797
Suntec REIT (REIT)(x)	224,800	325,858
United Overseas Bank Ltd.	134,720	2,840,850
UOL Group Ltd.	50,715	332,398
Wilmar International Ltd.	169,574	413,076

		19,513,741

South Africa (0.1%)
Investec plc	70,913	547,743
Mediclinic International plc(x)	41,796	352,949
Mondi plc	34,272	922,273

		1,822,965

Spain (2.9%)
Abertis Infraestructuras SA	66,784	1,497,918
ACS Actividades de Construccion y Servicios SA	24,845	969,341
Aena SME SA(m)	6,914	1,393,316
Amadeus IT Group SA	42,767	3,161,654
Banco Bilbao Vizcaya Argentaria SA	659,978	5,225,345
Banco de Sabadell SA	536,255	1,097,936
Banco Santander SA	1,600,912	10,441,255
Bankia SA*	121,469	544,361
Bankinter SA	66,767	687,041
CaixaBank SA	361,549	1,724,298
Enagas SA	20,223	553,503
Endesa SA	32,785	721,983
Ferrovial SA	49,456	1,034,089
Gas Natural SDG SA	34,996	835,903
Grifols SA	29,868	846,016
Iberdrola SA	571,701	4,204,987
Industria de Diseno Textil SA	106,677	3,343,484
Mapfre SA	103,132	343,019
Red Electrica Corp. SA	43,329	892,530
Repsol SA	122,541	2,177,143
Siemens Gamesa Renewable Energy SA(x)	25,391	407,625
Telefonica SA	463,196	4,590,757

		46,693,504

Sweden (2.4%)
Alfa Laval AB	30,786	727,797
Assa Abloy AB, Class B	97,262	2,111,736
Atlas Copco AB, Class A	67,647	2,930,570
Atlas Copco AB, Class B	38,786	1,509,688
Boliden AB	27,549	971,195
Electrolux AB	24,251	763,121
Essity AB, Class B*	58,547	1,618,932
Getinge AB, Class B*	22,354	254,451
Hennes & Mauritz AB, Class B	95,769	1,436,608
Hexagon AB, Class B	25,697	1,539,539
Husqvarna AB, Class B	38,179	368,306
ICA Gruppen AB	7,951	281,503
Industrivarden AB, Class C	16,331	379,793
Investor AB, Class B	45,963	2,045,943
Kinnevik AB, Class B	23,472	845,659
L E Lundbergforetagen AB, Class B	2,878	206,375
Lundin Petroleum AB*	18,975	479,558
Nordea Bank AB	297,602	3,179,331
Sandvik AB	113,273	2,078,661
Securitas AB, Class B	32,600	555,196
Skandinaviska Enskilda Banken AB, Class A(x)	146,288	1,533,810
Skanska AB, Class B(x)	33,789	691,245
SKF AB, Class B(x)	38,057	778,114
Svenska Handelsbanken AB, Class A(x)	146,498	1,838,031
Swedbank AB, Class A(x)	91,058	2,041,649
Swedish Match AB	18,510	841,489
Tele2 AB, Class B	35,605	427,520
Telefonaktiebolaget LM Ericsson, Class B(x)	306,988	1,948,109
Telia Co. AB	267,023	1,259,626
Volvo AB, Class B	156,417	2,855,736

		38,499,291

Switzerland (7.7%)
ABB Ltd. (Registered)	181,707	4,327,232
Adecco Group AG (Registered)	16,299	1,161,316
Baloise Holding AG (Registered)	4,903	750,387
Barry Callebaut AG (Registered)	194	379,212
Chocoladefabriken Lindt & Spruengli AG	110	682,170
Chocoladefabriken Lindt & Spruengli AG (Registered)	11	800,066
Cie Financiere Richemont SA (Registered)	51,451	4,621,858
Clariant AG (Registered)*	23,348	557,529
Coca-Cola HBC AG*	18,887	698,810
Credit Suisse Group AG (Registered)*	239,041	4,010,976
Dufry AG (Registered)(x)*	3,740	490,392
EMS-Chemie Holding AG (Registered)	826	521,519
Ferguson plc	25,681	1,931,709
Geberit AG (Registered)	3,726	1,647,834
Givaudan SA (Registered)	927	2,112,986
Glencore plc*	1,213,002	6,035,657
Julius Baer Group Ltd.*	22,276	1,371,645
Kuehne + Nagel International AG (Registered)	5,594	880,833
LafargeHolcim Ltd. (Registered)*	45,933	2,515,764
Lonza Group AG (Registered)*	7,515	1,772,704
Nestle SA (Registered)	308,533	24,425,443
Novartis AG (Registered)	220,514	17,840,034
Pargesa Holding SA	3,989	353,956

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Partners Group Holding AG	1,752	$1,303,900
Roche Holding AG	69,651	15,975,145
Schindler Holding AG	3,843	828,902
Schindler Holding AG (Registered)	1,836	384,450
SGS SA (Registered)	540	1,327,578
Sika AG	217	1,700,889
Sonova Holding AG (Registered)	5,278	838,935
STMicroelectronics NV	64,536	1,432,212
Straumann Holding AG (Registered)	1,048	660,774
Swatch Group AG (The)	3,112	1,373,091
Swatch Group AG (The) (Registered)	5,606	470,233
Swiss Life Holding AG (Registered)*	3,092	1,101,590
Swiss Prime Site AG (Registered)*	7,122	689,557
Swiss Re AG	30,603	3,116,106
Swisscom AG (Registered)(x)	2,609	1,293,927
UBS Group AG (Registered)*	362,806	6,388,356
Vifor Pharma AG(x)	4,656	718,076
Zurich Insurance Group AG*	14,920	4,895,770

		124,389,523

United Kingdom (13.7%)
3i Group plc	96,062	1,159,859
Admiral Group plc	19,889	515,049
Anglo American plc	129,842	3,033,384
Ashtead Group plc	50,319	1,372,120
Associated British Foods plc	35,879	1,254,329
AstraZeneca plc	125,493	8,631,592
Auto Trader Group plc(m)	91,552	450,656
Aviva plc	390,483	2,721,175
Babcock International Group plc	22,931	215,452
BAE Systems plc	307,821	2,514,422
Barclays plc	1,677,402	4,898,794
Barratt Developments plc	90,900	677,095
Berkeley Group Holdings plc	12,880	685,520
BP plc	1,959,172	13,192,069
British American Tobacco plc	227,376	13,199,433
British Land Co. plc (The) (REIT)	95,292	859,528
BT Group plc	817,464	2,612,054
Bunzl plc	32,560	957,709
Burberry Group plc	44,440	1,058,301
Capita plc	70,841	143,366
Centrica plc	562,121	1,122,465
CNH Industrial NV	100,698	1,245,830
Cobham plc(x)*	213,493	368,642
Coca-Cola European Partners plc	16,162	673,309
Coca-Cola European Partners plc	6,459	269,082
Compass Group plc	154,110	3,149,112
ConvaTec Group plc(m)	129,448	362,206
Croda International plc	12,625	810,163
DCC plc	8,951	824,789
Diageo plc	247,434	8,370,710
Direct Line Insurance Group plc	144,606	774,239
easyJet plc	12,414	279,863
Experian plc	93,506	2,019,912
Fiat Chrysler Automobiles NV*	106,180	2,177,104
G4S plc	155,235	541,213
GKN plc	168,148	1,093,264
GlaxoSmithKline plc	487,613	9,473,324
GVC Holdings plc	53,987	696,872
Hammerson plc (REIT)	82,295	620,413
Hargreaves Lansdown plc	26,971	619,000
HSBC Holdings plc	1,982,841	18,535,313
IMI plc	26,948	409,029
Imperial Brands plc	93,739	3,194,473
InterContinental Hotels Group plc	18,485	1,108,427
International Consolidated Airlines Group SA	67,294	582,391
Intertek Group plc	16,568	1,084,458
ITV plc	362,383	734,019
J Sainsbury plc	160,944	539,415
John Wood Group plc	70,101	531,760
Johnson Matthey plc	19,499	833,581
Kingfisher plc	219,062	901,474
Land Securities Group plc (REIT)	73,637	969,515
Legal & General Group plc	596,188	2,159,642
Lloyds Banking Group plc	7,133,494	6,482,211
London Stock Exchange Group plc	31,782	1,841,570
Marks & Spencer Group plc	159,951	607,071
Meggitt plc	80,789	490,054
Merlin Entertainments plc	68,893	335,277
Micro Focus International plc	43,931	614,608
National Grid plc	333,733	3,753,104
Next plc	13,857	926,123
Old Mutual plc	496,682	1,670,158
Pearson plc	81,423	856,633
Persimmon plc	31,709	1,127,331
Prudential plc	256,358	6,408,263
Reckitt Benckiser Group plc	66,177	5,607,765
RELX NV	93,098	1,931,413
RELX plc	107,316	2,208,086
Rio Tinto Ltd.	41,073	2,308,546
Rio Tinto plc	120,229	6,104,244
Rolls-Royce Holdings plc*	166,771	2,042,667
Royal Bank of Scotland Group plc*	359,158	1,307,042
Royal Mail plc	94,826	720,091
RSA Insurance Group plc	100,144	885,921
Sage Group plc (The)	100,779	905,404
Schroders plc	12,174	545,936
Segro plc (REIT)	96,344	813,532
Severn Trent plc	23,541	609,752
Sky plc	101,750	1,852,605
Smith & Nephew plc	88,250	1,649,738
Smiths Group plc	39,314	836,035
SSE plc	100,378	1,799,026
St James’s Place plc	48,219	736,139
Standard Chartered plc	322,399	3,228,294
Standard Life Aberdeen plc	269,018	1,359,474
Taylor Wimpey plc	326,116	845,962
Tesco plc	964,965	2,787,613
Travis Perkins plc	25,990	450,493
Unilever NV (CVA)	161,495	9,129,062
Unilever plc	122,175	6,788,861
United Utilities Group plc	68,143	684,677
Vodafone Group plc	2,643,960	7,239,673
Weir Group plc (The)	22,945	643,094
Whitbread plc	17,702	921,377
Wm Morrison Supermarkets plc	224,803	673,608
WPP plc	127,709	2,029,806

		221,985,255

United States (0.4%)
Carnival plc	17,953	1,156,819
QIAGEN NV*	21,066	680,526
Shire plc	89,146	4,443,857

		6,281,202

Total Common Stocks (90.3%) (Cost $1,178,965,284)		1,465,517,198

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.0%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $7,801,105, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $7,962,567.(xx)	$7,800,000	$7,800,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $3,700,555, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $3,774,189.(xx)	3,700,000	3,700,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,800,408, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $2,856,143.(xx)	2,800,000	2,800,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $3,000,900, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $3,060,157.(xx)	3,000,000	3,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $3,556,835, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $3,627,460.(xx)	3,556,328	3,556,328
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $1,000,158, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $1,020,516.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $4,200,648, collateralized by various Common Stocks; total market value $4,671,732.(xx)	4,200,000	4,200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $4,300,663, collateralized by various Common Stocks; total market value $4,782,964.(xx)	4,300,000	4,300,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,000,154, collateralized by various Common Stocks; total market value $1,112,317.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $2,000,731, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,750,263, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $1,785,034.(xx)	1,750,000	1,750,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $4,001,322, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $4,080,000.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		48,106,328

Total Short-Term Investments (3.0%) (Cost $48,106,328)		48,106,328

Total Investments in Securities (93.3%) (Cost $1,227,071,612)		1,513,623,526
Other Assets Less Liabilities (6.7%)		108,441,103

Net Assets (100%)		$1,622,064,629

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $10,125,135 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $47,622,551. This was secured by cash collateral of $48,106,328 which was subsequently invested in joint repurchase agreements with a total value of $48,106,328, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,831,019 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/30/18-8/15/47.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings as of March 31, 2018	Market Value	% of Net Assets
Financials	$308,594,257	19.0%
Industrials	214,034,527	13.2
Consumer Discretionary	184,986,128	11.4
Consumer Staples	162,124,827	10.0
Health Care	148,824,382	9.2
Materials	117,663,644	7.2
Information Technology	95,575,786	5.9
Energy	77,880,081	4.8
Telecommunication Services	56,035,345	3.4
Real Estate	51,687,862	3.2
Utilities	48,110,359	3.0
Repurchase Agreements	48,106,328	3.0
Cash and Other	108,441,103	6.7

		100.0%

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	192,198	5,869,297	—	(174,804)	30,940	(608,748)	5,116,685	—	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,502	6/2018	EUR	60,637,339	(1,233,315)
FTSE 100 Index	383	6/2018	GBP	37,579,502	(609,274)
MSCI EAFE E-Mini Index	28	6/2018	USD	2,800,840	(29,266)
SPI 200 Index	133	6/2018	AUD	14,648,403	(565,578)
TOPIX Index	234	6/2018	JPY	37,748,320	158,196

					(2,279,237)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	221,433	USD	272,332	Deutsche Bank AG	4/4/2018	148
GBP	2,846,534	USD	3,971,996	HSBC Bank plc	6/15/2018	33,987
USD	814,082	EUR	657,721	HSBC Bank plc	6/15/2018	364

Total unrealized appreciation						34,499

USD	273,560	AUD	356,643	Deutsche Bank AG	4/4/2018	(359)
AUD	1,756,218	USD	1,371,719	HSBC Bank plc	6/15/2018	(22,631)
EUR	4,709,400	USD	5,883,665	HSBC Bank plc	6/15/2018	(57,296)
JPY	390,355,001	USD	3,707,660	HSBC Bank plc	6/15/2018	(21,094)
USD	620,430	GBP	444,772	HSBC Bank plc	6/15/2018	(5,506)

Total unrealized depreciation						(106,886)

Net unrealized depreciation						(72,387)

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$637,995	$184,348,133	$—		$184,986,128
Consumer Staples	942,391	161,182,436	—		162,124,827
Energy	—	77,880,081	—		77,880,081
Financials	—	308,594,257	—	(a)	308,594,257
Health Care	1,506,347	147,318,035	—		148,824,382
Industrials	3,107,637	210,926,890	—		214,034,527
Information Technology	5,286,886	90,288,900	—		95,575,786
Materials	—	117,663,644	—		117,663,644
Real Estate	844,074	50,843,788	—		51,687,862
Telecommunication Services	—	56,035,345	—		56,035,345
Utilities	—	48,110,359	—		48,110,359
Forward Currency Contracts	—	34,499	—		34,499
Futures	158,196	—	—		158,196
Short-Term Investments
Repurchase Agreements	—	48,106,328	—		48,106,328

Total Assets	$12,483,526	$1,501,332,695	$—		$1,513,816,221

Liabilities:
Forward Currency Contracts	$—	$(106,886)	$—		$(106,886)
Futures	(2,437,433)	—	—		(2,437,433)

Total Liabilities	$(2,437,433)	$(106,886)	$—		$(2,544,319)

Total	$10,046,093	$1,501,225,809	$—		$1,511,271,902

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$427,427,437
Aggregate gross unrealized depreciation	(154,571,959)

Net unrealized appreciation	$272,855,478

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,238,416,424

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.2%)
Aptiv plc	36,375	$3,090,784
BorgWarner, Inc.	27,831	1,397,951
Goodyear Tire & Rubber Co. (The)	34,002	903,773

		5,392,508

Automobiles (0.4%)
Ford Motor Co.	535,789	5,936,542
General Motors Co.	174,839	6,353,649
Harley-Davidson, Inc.(x)	22,967	984,825

		13,275,016

Distributors (0.1%)
Genuine Parts Co.	19,972	1,794,285
LKQ Corp.*	42,939	1,629,535

		3,423,820

Diversified Consumer Services (0.0%)
H&R Block, Inc.	29,648	753,356

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	55,811	3,660,085
Chipotle Mexican Grill, Inc.*	3,425	1,106,652
Darden Restaurants, Inc.	16,659	1,420,180
Hilton Worldwide Holdings, Inc.	27,869	2,194,962
Marriott International, Inc., Class A	41,458	5,637,459
McDonald’s Corp.	109,775	17,166,615
MGM Resorts International	70,503	2,469,015
Norwegian Cruise Line Holdings Ltd.*	28,263	1,497,091
Royal Caribbean Cruises Ltd.	23,329	2,746,756
Starbucks Corp.	193,852	11,222,092
Wyndham Worldwide Corp.	13,913	1,592,065
Wynn Resorts Ltd.	10,891	1,986,083
Yum Brands, Inc.	45,855	3,903,636

		56,602,691

Household Durables (0.4%)
DR Horton, Inc.	46,326	2,030,932
Garmin Ltd.	15,263	899,449
Leggett & Platt, Inc.	17,799	789,564
Lennar Corp., Class A	37,361	2,202,056
Mohawk Industries, Inc.*	8,750	2,031,925
Newell Brands, Inc.(x)	65,839	1,677,578
PulteGroup, Inc.	37,038	1,092,251
Whirlpool Corp.	9,921	1,519,004

		12,242,759

Internet & Direct Marketing Retail (3.3%)
Amazon.com, Inc.*	55,422	80,214,477
Booking Holdings, Inc.*	6,770	14,084,240
Expedia Group, Inc.	16,868	1,862,396
Netflix, Inc.*	59,835	17,672,267
TripAdvisor, Inc.(x)*	14,889	608,811

		114,442,191

Leisure Products (0.1%)
Hasbro, Inc.	15,738	1,326,713
Mattel, Inc.(x)	45,270	595,301

		1,922,014

Media (2.2%)
CBS Corp. (Non-Voting), Class B	47,625	2,447,449
Charter Communications, Inc., Class A*	25,722	8,005,201
Comcast Corp., Class A	638,142	21,805,312
Discovery Communications, Inc., Class A(x)*	20,617	441,822
Discovery Communications, Inc., Class C*	42,516	829,913
DISH Network Corp., Class A*	31,623	1,198,195
Interpublic Group of Cos., Inc. (The)	51,669	1,189,937
News Corp., Class A	49,435	781,073
News Corp., Class B	19,639	316,188
Omnicom Group, Inc.(x)	31,998	2,325,295
Time Warner, Inc.	107,030	10,122,897
Twenty-First Century Fox, Inc., Class A	147,045	5,395,081
Twenty-First Century Fox, Inc., Class B	58,476	2,126,772
Viacom, Inc., Class B	47,523	1,476,064
Walt Disney Co. (The)	207,286	20,819,806

		79,281,005

Multiline Retail (0.4%)
Dollar General Corp.	35,464	3,317,657
Dollar Tree, Inc.*	32,461	3,080,549
Kohl’s Corp.	23,522	1,540,926
Macy’s, Inc.	41,986	1,248,664
Nordstrom, Inc.	16,343	791,165
Target Corp.	74,691	5,185,796

		15,164,757

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	10,144	1,202,571
AutoZone, Inc.*	3,766	2,442,967
Best Buy Co., Inc.	35,120	2,458,049
CarMax, Inc.*	24,955	1,545,713
Foot Locker, Inc.	17,416	793,125
Gap, Inc. (The)	29,309	914,441
Home Depot, Inc. (The)	160,539	28,614,470
L Brands, Inc.	33,261	1,270,903
Lowe’s Cos., Inc.	114,306	10,030,351
O’Reilly Automotive, Inc.*	11,674	2,887,914
Ross Stores, Inc.	52,771	4,115,083
Tiffany & Co.	14,095	1,376,518
TJX Cos., Inc. (The)	87,135	7,106,730
Tractor Supply Co.	17,478	1,101,464
Ulta Beauty, Inc.*	7,932	1,620,270

		67,480,569

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.(x)	49,927	919,655
Michael Kors Holdings Ltd.*	20,967	1,301,631
NIKE, Inc., Class B	178,795	11,879,140
PVH Corp.	10,865	1,645,287
Ralph Lauren Corp.	7,676	858,177
Tapestry, Inc.	39,789	2,093,299
Under Armour, Inc., Class A(x)*	24,628	402,668
Under Armour, Inc., Class C(x)*	24,412	350,312
VF Corp.	44,913	3,328,952

		22,779,121

Total Consumer Discretionary		392,759,807

Consumer Staples (7.0%)
Beverages (1.8%)
Brown-Forman Corp., Class B	36,305	1,974,992
Coca-Cola Co. (The)	527,538	22,910,974
Constellation Brands, Inc., Class A	23,666	5,393,955
Dr Pepper Snapple Group, Inc.	24,641	2,917,002
Molson Coors Brewing Co., Class B	25,689	1,935,152
Monster Beverage Corp.*	56,546	3,234,997
PepsiCo, Inc.	195,561	21,345,483

		59,712,555

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	60,531	11,405,856
CVS Health Corp.	139,305	8,666,164
Kroger Co. (The)	121,373	2,905,670
Sysco Corp.	65,922	3,952,683
Walgreens Boots Alliance, Inc.	117,257	7,676,816

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Walmart, Inc.	199,845	$17,780,210

		52,387,399

Food Products (1.1%)
Archer-Daniels-Midland Co.	77,616	3,366,206
Campbell Soup Co.(x)	26,825	1,161,791
Conagra Brands, Inc.	55,511	2,047,246
General Mills, Inc.	77,821	3,506,614
Hershey Co. (The)	19,310	1,910,918
Hormel Foods Corp.(x)	37,117	1,273,855
JM Smucker Co. (The)	15,806	1,960,102
Kellogg Co.	33,669	2,188,822
Kraft Heinz Co. (The)	81,990	5,107,157
McCormick & Co., Inc. (Non-Voting)(x)	16,783	1,785,543
Mondelez International, Inc., Class A	204,982	8,553,899
Tyson Foods, Inc., Class A	40,599	2,971,441

		35,833,594

Household Products (1.3%)
Church & Dwight Co., Inc.	33,648	1,694,513
Clorox Co. (The)	17,875	2,379,341
Colgate-Palmolive Co.	120,543	8,640,522
Kimberly-Clark Corp.	48,360	5,325,887
Procter & Gamble Co. (The)	347,600	27,557,729

		45,597,992

Personal Products (0.2%)
Coty, Inc., Class A	65,529	1,199,181
Estee Lauder Cos., Inc. (The), Class A	30,802	4,611,675

		5,810,856

Tobacco (1.1%)
Altria Group, Inc.	262,017	16,328,899
Philip Morris International, Inc.	213,594	21,231,244

		37,560,143

Total Consumer Staples		236,902,539

Energy (5.2%)
Energy Equipment & Services (0.7%)
Baker Hughes a GE Co.	59,021	1,639,013
Halliburton Co.	119,659	5,616,793
Helmerich & Payne, Inc.(x)	15,336	1,020,764
National Oilwell Varco, Inc.	51,674	1,902,120
Schlumberger Ltd.	190,160	12,318,565
TechnipFMC plc	60,973	1,795,655

		24,292,910

Oil, Gas & Consumable Fuels (4.5%)
Anadarko Petroleum Corp.	74,778	4,517,339
Andeavor	19,227	1,933,467
Apache Corp.	52,588	2,023,586
Cabot Oil & Gas Corp.	62,779	1,505,440
Chevron Corp.#	263,105	30,004,495
Cimarex Energy Co.	12,851	1,201,569
Concho Resources, Inc.*	20,597	3,096,347
ConocoPhillips	163,378	9,686,682
Devon Energy Corp.	71,600	2,276,164
EOG Resources, Inc.	79,319	8,349,911
EQT Corp.	33,422	1,587,879
Exxon Mobil Corp.	583,022	43,499,272
Hess Corp.	37,647	1,905,691
Kinder Morgan, Inc.	263,506	3,968,400
Marathon Oil Corp.	118,784	1,915,986
Marathon Petroleum Corp.	65,427	4,783,368
Newfield Exploration Co.*	27,415	669,474
Noble Energy, Inc.	68,265	2,068,430
Occidental Petroleum Corp.	105,395	6,846,459
ONEOK, Inc.	56,925	3,240,171
Phillips 66	57,823	5,546,382
Pioneer Natural Resources Co.	23,223	3,989,247
Range Resources Corp.	32,626	474,382
Valero Energy Corp.	59,824	5,549,872
Williams Cos., Inc. (The)	113,022	2,809,727

		153,449,740

Total Energy		177,742,650

Financials (13.4%)
Banks (5.8%)
Bank of America Corp.	1,317,587	39,514,435
BB&T Corp.	106,602	5,547,568
Citigroup, Inc.	353,809	23,882,108
Citizens Financial Group, Inc.	66,945	2,810,351
Comerica, Inc.	23,937	2,296,276
Fifth Third Bancorp	95,757	3,040,285
Huntington Bancshares, Inc.	150,603	2,274,105
JPMorgan Chase & Co.	472,550	51,966,325
KeyCorp	145,451	2,843,567
M&T Bank Corp.	20,679	3,812,380
People’s United Financial, Inc.	48,522	905,421
PNC Financial Services Group, Inc. (The)‡	65,160	9,854,798
Regions Financial Corp.	155,297	2,885,418
SunTrust Banks, Inc.	64,055	4,358,302
SVB Financial Group*	7,328	1,758,793
US Bancorp	216,258	10,921,029
Wells Fargo & Co.	604,591	31,686,614
Zions Bancorp	26,476	1,396,079

		201,753,854

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	7,477	1,417,490
Ameriprise Financial, Inc.	20,196	2,987,796
Bank of New York Mellon Corp. (The)	139,031	7,164,267
BlackRock, Inc.‡	17,081	9,253,119
Cboe Global Markets, Inc.	15,770	1,799,357
Charles Schwab Corp. (The)	164,278	8,578,597
CME Group, Inc.	46,889	7,583,827
E*TRADE Financial Corp.*	37,019	2,051,223
Franklin Resources, Inc.	44,075	1,528,521
Goldman Sachs Group, Inc. (The)	48,692	12,263,568
Intercontinental Exchange, Inc.	80,339	5,826,184
Invesco Ltd.	55,631	1,780,748
Moody’s Corp.	22,687	3,659,413
Morgan Stanley	190,990	10,305,821
Nasdaq, Inc.	15,749	1,357,879
Northern Trust Corp.	29,209	3,012,324
Raymond James Financial, Inc.	17,474	1,562,350
S&P Global, Inc.	35,083	6,702,958
State Street Corp.	50,871	5,073,365
T. Rowe Price Group, Inc.	33,326	3,598,208

		97,507,015

Consumer Finance (0.7%)
American Express Co.	99,153	9,248,992
Capital One Financial Corp.	66,639	6,385,349
Discover Financial Services	49,308	3,546,724
Navient Corp.	37,155	487,474
Synchrony Financial	98,368	3,298,279

		22,966,818

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	265,113	52,884,741
Leucadia National Corp.	44,029	1,000,779

		53,885,520

Insurance (2.4%)
Aflac, Inc.	107,678	4,711,989
Allstate Corp. (The)	49,053	4,650,224
American International Group, Inc.	123,544	6,723,264
Aon plc	34,271	4,809,249

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Arthur J Gallagher & Co.	25,122	$1,726,635
Assurant, Inc.	7,387	675,246
Brighthouse Financial, Inc.*	13,116	674,162
Chubb Ltd.	63,854	8,733,312
Cincinnati Financial Corp.	20,119	1,494,037
Everest Re Group Ltd.	5,669	1,455,913
Hartford Financial Services Group, Inc. (The)	48,509	2,499,184
Lincoln National Corp.	29,910	2,185,225
Loews Corp.	37,282	1,854,034
Marsh & McLennan Cos., Inc.	70,158	5,794,349
MetLife, Inc.	142,395	6,534,507
Principal Financial Group, Inc.	37,308	2,272,430
Progressive Corp. (The)	79,940	4,870,744
Prudential Financial, Inc.	58,216	6,028,267
Torchmark Corp.	14,893	1,253,544
Travelers Cos., Inc. (The)	37,549	5,214,054
Unum Group	30,190	1,437,346
Willis Towers Watson plc	17,984	2,736,985
XL Group Ltd.	34,959	1,931,834

		80,266,534

Total Financials		456,379,741

Health Care (12.5%)
Biotechnology (2.4%)
AbbVie, Inc.	219,209	20,748,132
Alexion Pharmaceuticals, Inc.*	30,444	3,393,288
Amgen, Inc.	92,276	15,731,212
Biogen, Inc.*	29,147	7,981,032
Celgene Corp.*	103,691	9,250,274
Gilead Sciences, Inc.	181,008	13,646,193
Incyte Corp.*	24,494	2,041,085
Regeneron Pharmaceuticals, Inc.*	10,599	3,649,872
Vertex Pharmaceuticals, Inc.*	34,805	5,672,519

		82,113,607

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	239,509	14,351,379
Align Technology, Inc.*	9,860	2,476,142
Baxter International, Inc.	68,672	4,466,427
Becton Dickinson and Co.	36,601	7,931,437
Boston Scientific Corp.*	189,109	5,166,458
Cooper Cos., Inc. (The)	6,703	1,533,713
Danaher Corp.	84,337	8,257,436
Dentsply Sirona, Inc.	31,328	1,576,112
Edwards Lifesciences Corp.*	28,991	4,044,824
Hologic, Inc.*	37,533	1,402,233
IDEXX Laboratories, Inc.*	11,977	2,292,278
Intuitive Surgical, Inc.*	15,474	6,388,131
Medtronic plc	186,341	14,948,276
ResMed, Inc.	19,318	1,902,243
Stryker Corp.	44,406	7,145,814
Varian Medical Systems, Inc.*	12,408	1,521,841
Zimmer Biomet Holdings, Inc.	27,736	3,024,333

		88,429,077

Health Care Providers & Services (2.5%)
Aetna, Inc.	44,928	7,592,832
AmerisourceBergen Corp.	22,569	1,945,673
Anthem, Inc.	35,285	7,752,115
Cardinal Health, Inc.	43,115	2,702,448
Centene Corp.*	23,488	2,510,163
Cigna Corp.	33,744	5,660,219
DaVita, Inc.*	20,411	1,345,901
Envision Healthcare Corp.*	16,469	632,904
Express Scripts Holding Co.*	77,806	5,374,838
HCA Healthcare, Inc.	38,504	3,734,888
Henry Schein, Inc.*	20,986	1,410,469
Humana, Inc.	19,054	5,122,287
Laboratory Corp. of America Holdings*	14,136	2,286,498
McKesson Corp.	28,606	4,029,727
Quest Diagnostics, Inc.	18,868	1,892,460
UnitedHealth Group, Inc.	133,305	28,527,270
Universal Health Services, Inc., Class B	11,780	1,394,870

		83,915,562

Health Care Technology (0.1%)
Cerner Corp.*	42,987	2,493,246

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	43,938	2,939,452
Illumina, Inc.*	20,152	4,764,336
IQVIA Holdings, Inc.*	20,264	1,988,101
Mettler-Toledo International, Inc.*	3,524	2,026,406
PerkinElmer, Inc.	15,322	1,160,182
Thermo Fisher Scientific, Inc.	55,261	11,409,186
Waters Corp.*	10,803	2,146,016

		26,433,679

Pharmaceuticals (4.1%)
Allergan plc	45,671	7,685,973
Bristol-Myers Squibb Co.	224,882	14,223,787
Eli Lilly & Co.	132,962	10,287,270
Johnson & Johnson	369,226	47,316,311
Merck & Co., Inc.	371,813	20,252,654
Mylan NV*	70,755	2,912,983
Nektar Therapeutics*	22,193	2,358,228
Perrigo Co. plc	18,228	1,519,122
Pfizer, Inc.	819,612	29,088,029
Zoetis, Inc.	66,943	5,590,410

		141,234,767

Total Health Care		424,619,938

Industrials (9.3%)
Aerospace & Defense (2.5%)
Arconic, Inc.	57,876	1,333,463
Boeing Co. (The)	76,293	25,014,949
General Dynamics Corp.	38,102	8,416,732
Harris Corp.	16,593	2,676,119
Huntington Ingalls Industries, Inc.	6,235	1,607,134
L3 Technologies, Inc.	10,792	2,244,736
Lockheed Martin Corp.	34,300	11,590,999
Northrop Grumman Corp.	23,976	8,370,501
Raytheon Co.	39,822	8,594,384
Rockwell Collins, Inc.	22,297	3,006,750
Textron, Inc.	35,670	2,103,460
TransDigm Group, Inc.	6,698	2,055,884
United Technologies Corp.	102,179	12,856,162

		89,871,273

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	18,977	1,778,335
Expeditors International of Washington, Inc.	24,366	1,542,368
FedEx Corp.	33,929	8,146,692
United Parcel Service, Inc., Class B	94,638	9,904,813

		21,372,208

Airlines (0.5%)
Alaska Air Group, Inc.	17,254	1,069,058
American Airlines Group, Inc.	58,095	3,018,616
Delta Air Lines, Inc.	89,543	4,907,852
Southwest Airlines Co.	74,668	4,276,983
United Continental Holdings, Inc.*	32,957	2,289,523

		15,562,032

Building Products (0.3%)
Allegion plc	13,372	1,140,498
AO Smith Corp.	20,335	1,293,103

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Fortune Brands Home & Security, Inc.	20,633	$1,215,077
Johnson Controls International plc	127,134	4,480,202
Masco Corp.	43,095	1,742,762

		9,871,642

Commercial Services & Supplies (0.3%)
Cintas Corp.	11,783	2,009,944
Republic Services, Inc.	31,445	2,082,602
Stericycle, Inc.*	11,325	662,852
Waste Management, Inc.	54,806	4,610,281

		9,365,679

Construction & Engineering (0.1%)
Fluor Corp.	19,093	1,092,501
Jacobs Engineering Group, Inc.	16,385	969,173
Quanta Services, Inc.*	21,916	752,815

		2,814,489

Electrical Equipment (0.5%)
Acuity Brands, Inc.	5,926	824,840
AMETEK, Inc.	31,840	2,418,885
Eaton Corp. plc	60,397	4,826,324
Emerson Electric Co.	87,810	5,997,423
Rockwell Automation, Inc.	17,625	3,070,275

		17,137,747

Industrial Conglomerates (1.6%)
3M Co.	82,042	18,009,860
General Electric Co.#	1,197,601	16,143,661
Honeywell International, Inc.	103,855	15,008,086
Roper Technologies, Inc.	14,113	3,961,378

		53,122,985

Machinery (1.5%)
Caterpillar, Inc.	82,537	12,164,302
Cummins, Inc.	21,384	3,466,133
Deere & Co.	44,722	6,946,221
Dover Corp.	21,436	2,105,444
Flowserve Corp.	17,614	763,215
Fortive Corp.	42,405	3,287,236
Illinois Tool Works, Inc.	42,335	6,632,201
Ingersoll-Rand plc	34,133	2,918,713
PACCAR, Inc.	48,176	3,187,806
Parker-Hannifin Corp.	18,237	3,119,074
Pentair plc	22,759	1,550,571
Snap-on, Inc.	7,984	1,177,959
Stanley Black & Decker, Inc.	21,029	3,221,643
Xylem, Inc.	24,622	1,893,924

		52,434,442

Professional Services (0.3%)
Equifax, Inc.	16,360	1,927,372
IHS Markit Ltd.*	50,598	2,440,847
Nielsen Holdings plc	46,002	1,462,404
Robert Half International, Inc.	17,488	1,012,380
Verisk Analytics, Inc.*	21,219	2,206,776

		9,049,779

Road & Rail (0.9%)
CSX Corp.	122,572	6,828,486
JB Hunt Transport Services, Inc.	11,945	1,399,357
Kansas City Southern	13,955	1,532,957
Norfolk Southern Corp.	39,352	5,343,215
Union Pacific Corp.	108,268	14,554,466

		29,658,481

Trading Companies & Distributors (0.2%)
Fastenal Co.	39,334	2,147,243
United Rentals, Inc.*	11,860	2,048,578
WW Grainger, Inc.	7,161	2,021,335

		6,217,156

Total Industrials		316,477,913

Information Technology (22.8%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	663,450	28,455,371
F5 Networks, Inc.*	8,692	1,256,950
Juniper Networks, Inc.	47,303	1,150,882
Motorola Solutions, Inc.	22,381	2,356,719

		33,219,922

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	41,806	3,600,751
Corning, Inc.	119,128	3,321,289
FLIR Systems, Inc.	19,450	972,695
IPG Photonics Corp.*	5,182	1,209,375
TE Connectivity Ltd.	48,231	4,818,276

		13,922,386

Internet Software & Services (4.3%)
Akamai Technologies, Inc.*	23,677	1,680,593
Alphabet, Inc., Class A*	41,110	42,636,825
Alphabet, Inc., Class C*	42,019	43,354,785
eBay, Inc.*	129,478	5,210,195
Facebook, Inc., Class A*	330,181	52,759,622
VeriSign, Inc.(x)*	11,293	1,338,898

		146,980,918

IT Services (3.9%)
Accenture plc, Class A	84,986	13,045,351
Alliance Data Systems Corp.	6,682	1,422,331
Automatic Data Processing, Inc.	60,933	6,914,677
Cognizant Technology Solutions Corp., Class A	80,953	6,516,717
CSRA, Inc.	23,266	959,257
DXC Technology Co.	39,169	3,937,660
Fidelity National Information Services, Inc.	45,751	4,405,821
Fiserv, Inc.*	56,930	4,059,678
Gartner, Inc.*	12,588	1,480,601
Global Payments, Inc.	21,996	2,452,994
International Business Machines Corp.#	118,287	18,148,774
Mastercard, Inc., Class A	127,201	22,280,527
Paychex, Inc.	43,457	2,676,517
PayPal Holdings, Inc.*	155,268	11,780,183
Total System Services, Inc.	22,905	1,975,785
Visa, Inc., Class A	249,084	29,795,428
Western Union Co. (The)	61,893	1,190,202

		133,042,503

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.(x)*	114,765	1,153,388
Analog Devices, Inc.	50,622	4,613,183
Applied Materials, Inc.	144,675	8,045,377
Broadcom Ltd.	56,700	13,361,355
Intel Corp.	644,799	33,581,132
KLA-Tencor Corp.	21,707	2,366,280
Lam Research Corp.	22,282	4,526,811
Microchip Technology, Inc.(x)	32,091	2,931,834
Micron Technology, Inc.*	158,605	8,269,665
NVIDIA Corp.	83,309	19,293,531
Qorvo, Inc.*	17,341	1,221,673
QUALCOMM, Inc.	204,094	11,308,849
Skyworks Solutions, Inc.	24,980	2,504,495
Texas Instruments, Inc.	135,460	14,072,939
Xilinx, Inc.	34,738	2,509,473

		129,759,985

Software (5.4%)
Activision Blizzard, Inc.	104,008	7,016,380
Adobe Systems, Inc.*	67,720	14,632,938
ANSYS, Inc.*	11,739	1,839,384
Autodesk, Inc.*	30,417	3,819,767
CA, Inc.	42,249	1,432,241

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	38,984	$1,433,442
Citrix Systems, Inc.*	18,067	1,676,618
Electronic Arts, Inc.*	42,283	5,126,391
Intuit, Inc.	33,415	5,792,490
Microsoft Corp.	1,060,221	96,766,370
Oracle Corp.	416,390	19,049,842
Red Hat, Inc.*	24,139	3,609,022
salesforce.com, Inc.*	94,314	10,968,718
Symantec Corp.	85,216	2,202,834
Synopsys, Inc.*	20,928	1,742,047
Take-Two Interactive Software, Inc.*	15,795	1,544,435

		178,652,919

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc.#	698,890	117,259,764
Hewlett Packard Enterprise Co.	215,893	3,786,763
HP, Inc.	225,726	4,947,914
NetApp, Inc.	36,940	2,278,829
Seagate Technology plc	39,272	2,298,197
Western Digital Corp.	40,977	3,780,948
Xerox Corp.	28,832	829,785

		135,182,200

Total Information Technology		770,760,833

Materials (2.6%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	29,988	4,768,992
Albemarle Corp.	15,077	1,398,241
CF Industries Holdings, Inc.	31,305	1,181,138
DowDuPont, Inc.	321,664	20,493,212
Eastman Chemical Co.	19,808	2,091,329
Ecolab, Inc.	35,673	4,889,698
FMC Corp.	18,414	1,409,960
International Flavors & Fragrances, Inc.	11,050	1,512,856
LyondellBasell Industries NV, Class A	44,553	4,708,361
Monsanto Co.	60,517	7,061,728
Mosaic Co. (The)	48,060	1,166,897
PPG Industries, Inc.	34,903	3,895,175
Praxair, Inc.	39,467	5,695,088
Sherwin-Williams Co. (The)	11,350	4,450,562

		64,723,237

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	8,556	1,773,659
Vulcan Materials Co.	18,311	2,090,567

		3,864,226

Containers & Packaging (0.3%)
Avery Dennison Corp.	12,189	1,295,081
Ball Corp.	48,942	1,943,487
International Paper Co.	56,611	3,024,725
Packaging Corp. of America	12,691	1,430,276
Sealed Air Corp.	23,002	984,256
WestRock Co.	34,659	2,224,068

		10,901,893

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.*	184,489	3,241,471
Newmont Mining Corp.	72,882	2,847,500
Nucor Corp.	43,309	2,645,747

		8,734,718

Total Materials		88,224,074

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
Alexandria Real Estate Equities, Inc. (REIT)	13,934	1,740,217
American Tower Corp. (REIT)	60,849	8,843,793
Apartment Investment & Management Co. (REIT), Class A	21,449	874,047
AvalonBay Communities, Inc. (REIT)	18,935	3,114,050
Boston Properties, Inc. (REIT)	21,449	2,642,946
Crown Castle International Corp. (REIT)	57,410	6,292,710
Digital Realty Trust, Inc. (REIT)	28,107	2,961,916
Duke Realty Corp. (REIT)	49,954	1,322,782
Equinix, Inc. (REIT)	11,046	4,618,774
Equity Residential (REIT)	50,241	3,095,850
Essex Property Trust, Inc. (REIT)	9,116	2,194,039
Extra Space Storage, Inc. (REIT)	17,522	1,530,722
Federal Realty Investment Trust (REIT)	10,020	1,163,422
GGP, Inc. (REIT)	87,562	1,791,519
HCP, Inc. (REIT)	63,618	1,477,846
Host Hotels & Resorts, Inc. (REIT)	101,751	1,896,639
Iron Mountain, Inc. (REIT)	38,842	1,276,348
Kimco Realty Corp. (REIT)	59,602	858,269
Macerich Co. (The) (REIT)	14,584	816,996
Mid-America Apartment Communities, Inc. (REIT)	15,232	1,389,768
Prologis, Inc. (REIT)	72,948	4,594,995
Public Storage (REIT)	20,577	4,123,425
Realty Income Corp. (REIT)	39,313	2,033,661
Regency Centers Corp. (REIT)	20,555	1,212,334
SBA Communications Corp. (REIT)*	16,322	2,789,756
Simon Property Group, Inc. (REIT)	42,758	6,599,697
SL Green Realty Corp. (REIT)	12,888	1,247,945
UDR, Inc. (REIT)	37,242	1,326,560
Ventas, Inc. (REIT)	48,828	2,418,451
Vornado Realty Trust (REIT)	23,354	1,571,724
Welltower, Inc. (REIT)	50,378	2,742,075
Weyerhaeuser Co. (REIT)	103,682	3,628,870

		84,192,146

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	42,256	1,995,328

Total Real Estate		86,187,474

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	844,448	30,104,572
CenturyLink, Inc.	131,887	2,166,903
Verizon Communications, Inc.	569,155	27,216,992

Total Telecommunication Services		59,488,467

Utilities (2.6%)
Electric Utilities (1.5%)
Alliant Energy Corp.	32,236	1,317,163
American Electric Power Co., Inc.	67,664	4,641,074
Duke Energy Corp.	96,497	7,475,623
Edison International	44,363	2,824,149
Entergy Corp.	25,190	1,984,468
Eversource Energy	43,420	2,558,306
Exelon Corp.	132,349	5,162,934
FirstEnergy Corp.	61,174	2,080,528
NextEra Energy, Inc.	64,855	10,592,768
PG&E Corp.	71,215	3,128,475
Pinnacle West Capital Corp.	15,463	1,233,947
PPL Corp.	96,248	2,722,856
Southern Co. (The)	138,444	6,182,909
Xcel Energy, Inc.	69,669	3,168,546

		55,073,746

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	91,607	$1,041,572
NRG Energy, Inc.	42,071	1,284,427

		2,325,999

Multi-Utilities (0.9%)
Ameren Corp.	33,056	1,871,961
CenterPoint Energy, Inc.	58,437	1,601,174
CMS Energy Corp.	38,281	1,733,746
Consolidated Edison, Inc.	42,286	3,295,771
Dominion Energy, Inc.	90,690	6,115,226
DTE Energy Co.	24,465	2,554,146
NiSource, Inc.	46,189	1,104,379
Public Service Enterprise Group, Inc.	69,429	3,488,113
SCANA Corp.	19,223	721,824
Sempra Energy	35,487	3,946,864
WEC Energy Group, Inc.	42,988	2,695,348

		29,128,552

Water Utilities (0.1%)
American Water Works Co., Inc.	24,668	2,025,983

Total Utilities		88,554,280

Total Common Stocks (91.1%) (Cost $1,446,889,732)		3,098,097,716

SHORT-TERM INVESTMENTS:
Investment Company (3.1%)
JPMorgan Prime Money Market Fund, IM Shares	106,296,463	106,285,833

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	$1,000,000	1,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $3,000,425, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $3,062,526.(xx)	3,000,000	3,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $700,105, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $714,036.(xx)	700,000	700,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $390,063, collateralized by various Common Stocks; total market value $429,001.(xx)	390,000	390,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $500,073, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $510,025.(xx)	500,000	500,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $2,630,570, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $2,682,803.(xx)	2,630,195	2,630,195
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $204,103.(xx)	200,000	200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $800,123, collateralized by various Common Stocks; total market value $889,854.(xx)	800,000	800,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $800,123, collateralized by various Common Stocks; total market value $889,854.(xx)	800,000	800,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $500,075, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $510,010.(xx)	500,000	500,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $2,000,661, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		12,520,195

Total Short-Term Investments (3.5%) (Cost $118,846,979)		118,806,028

Total Investments in Securities (94.6%) (Cost $1,565,736,711)		3,216,903,744
Other Assets Less Liabilities (5.4%)		184,398,980

Net Assets (100%)		$3,401,302,724

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,305,572.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $12,441,537. This was secured by cash collateral of $12,520,195 which was subsequently invested in joint repurchase agreements with a total value of $12,520,195, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $121,671 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	12,015	6,502,541	—	(360,637)	129,232	237,630	6,508,766	34,603	—
PNC Financial Services Group, Inc. (The)	46,159	7,035,148	—	(400,053)	147,770	198,222	6,981,087	36,568	—

Total		13,537,689	—	(760,690)	277,002	435,852	13,489,853	71,171	—

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,302	6/2018	USD	304,209,300	(14,043,976)

					(14,043,976)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$392,759,807	$—	$—	$392,759,807
Consumer Staples	236,902,539	—	—	236,902,539
Energy	177,742,650	—	—	177,742,650
Financials	456,379,741	—	—	456,379,741
Health Care	424,619,938	—	—	424,619,938
Industrials	316,477,913	—	—	316,477,913
Information Technology	770,760,833	—	—	770,760,833
Materials	88,224,074	—	—	88,224,074
Real Estate	86,187,474	—	—	86,187,474
Telecommunication Services	59,488,467	—	—	59,488,467
Utilities	88,554,280	—	—	88,554,280
Short-Term Investments
Investment Company	106,285,833	—	—	106,285,833
Repurchase Agreements	—	12,520,195	—	12,520,195

Total Assets	$3,204,383,549	$12,520,195	$—	$3,216,903,744

Liabilities:
Futures	$(14,043,976)	$—	$—	$(14,043,976)

Total Liabilities	$(14,043,976)	$—	$—	$(14,043,976)

Total	$3,190,339,573	$12,520,195	$—	$3,202,859,768

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,698,127,095
Aggregate gross unrealized depreciation	(64,883,526)

Net unrealized appreciation	$1,633,243,569

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,569,616,199

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (0.8%)
Cooper Tire & Rubber Co.	5,106	$149,606
Dana, Inc.	14,739	379,677
Delphi Technologies plc	8,958	426,849
Gentex Corp.	27,874	641,659

		1,597,791

Automobiles (0.3%)
Thor Industries, Inc.	4,979	573,431

Distributors (0.3%)
Pool Corp.	4,091	598,186

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	6,095	289,817
Graham Holdings Co., Class B	481	289,682
Service Corp. International	18,833	710,758
Sotheby’s*	3,751	192,464

		1,482,721

Hotels, Restaurants & Leisure (2.6%)
Boyd Gaming Corp.	8,273	263,578
Brinker International, Inc.(x)	4,631	167,179
Cheesecake Factory, Inc. (The)(x)	4,321	208,359
Churchill Downs, Inc.	1,155	281,878
Cracker Barrel Old Country Store, Inc.(x)	2,454	390,677
Domino’s Pizza, Inc.	4,461	1,041,910
Dunkin’ Brands Group, Inc.(x)	8,344	498,053
ILG, Inc.	10,650	331,322
International Speedway Corp., Class A	2,488	109,721
Jack in the Box, Inc.	3,002	256,161
Papa John’s International, Inc.(x)	2,521	144,453
Scientific Games Corp., Class A*	5,335	221,936
Six Flags Entertainment Corp.	7,964	495,839
Texas Roadhouse, Inc.	6,659	384,757
Wendy’s Co. (The)	18,313	321,393

		5,117,216

Household Durables (1.4%)
Helen of Troy Ltd.*	2,763	240,381
KB Home	8,488	241,484
NVR, Inc.*	360	1,007,999
Tempur Sealy International, Inc.(x)*	4,647	210,463
Toll Brothers, Inc.	14,490	626,692
TRI Pointe Group, Inc.*	15,335	251,954
Tupperware Brands Corp.	5,183	250,754

		2,829,727

Leisure Products (0.6%)
Brunswick Corp.	8,846	525,364
Polaris Industries, Inc.(x)	5,968	683,455

		1,208,819

Media (1.4%)
AMC Networks, Inc., Class A*	5,056	261,395
Cable One, Inc.	489	335,997
Cinemark Holdings, Inc.	10,755	405,141
John Wiley & Sons, Inc., Class A	4,503	286,841
Live Nation Entertainment, Inc.*	13,735	578,793
Meredith Corp.(x)	4,013	215,899
New York Times Co. (The), Class A	12,978	312,770
TEGNA, Inc.	21,941	249,908

		2,646,744

Multiline Retail (0.2%)
Big Lots, Inc.	4,250	185,002
Dillard’s, Inc., Class A(x)	2,126	170,803

		355,805

Specialty Retail (1.7%)
Aaron’s, Inc.	6,274	292,368
American Eagle Outfitters, Inc.	17,084	340,484
AutoNation, Inc.*	6,055	283,253
Bed Bath & Beyond, Inc.	14,428	302,844
Dick’s Sporting Goods, Inc.	8,350	292,668
GameStop Corp., Class A(x)	10,195	128,661
Michaels Cos., Inc. (The)*	11,277	222,270
Murphy USA, Inc.*	3,222	234,562
Office Depot, Inc.	52,080	111,972
Sally Beauty Holdings, Inc.*	12,824	210,955
Signet Jewelers Ltd.	6,127	236,012
Urban Outfitters, Inc.*	8,167	301,852
Williams-Sonoma, Inc.(x)	7,837	413,479

		3,371,380

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	4,787	498,327
Deckers Outdoor Corp.*	3,197	287,826
Skechers U.S.A., Inc., Class A*	13,772	535,593

		1,321,746

Total Consumer Discretionary		21,103,566

Consumer Staples (3.0%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	894	169,011

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	3,853	422,944
Sprouts Farmers Market, Inc.*	12,503	293,445
United Natural Foods, Inc.*	5,101	219,037

		935,426

Food Products (1.9%)
Flowers Foods, Inc.	18,807	411,121
Hain Celestial Group, Inc. (The)*	10,560	338,659
Ingredion, Inc.	7,352	947,819
Lamb Weston Holdings, Inc.	14,837	863,810
Lancaster Colony Corp.	1,971	242,709
Post Holdings, Inc.*	6,649	503,728
Sanderson Farms, Inc.	2,038	242,563
Tootsie Roll Industries, Inc.(x)	1,958	57,664
TreeHouse Foods, Inc.*	5,759	220,397

		3,828,470

Household Products (0.2%)
Energizer Holdings, Inc.	6,096	363,200

Personal Products (0.3%)
Edgewell Personal Care Co.*	5,485	267,778
Nu Skin Enterprises, Inc., Class A	5,041	371,572

		639,350

Total Consumer Staples		5,935,457

Energy (3.8%)
Energy Equipment & Services (1.3%)
Core Laboratories NV	4,482	485,042
Diamond Offshore Drilling, Inc.(x)*	6,607	96,859
Dril-Quip, Inc.*	3,858	172,838
Ensco plc, Class A(x)	44,045	193,358
Nabors Industries Ltd.	32,012	223,764
Oceaneering International, Inc.	9,906	183,657
Patterson-UTI Energy, Inc.	22,579	395,358
Rowan Cos. plc, Class A*	11,573	133,552
Superior Energy Services, Inc.*	15,664	132,048
Transocean Ltd.(x)*	44,287	438,441

		2,454,917

Oil, Gas & Consumable Fuels (2.5%)
Callon Petroleum Co.*	20,397	270,056

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Chesapeake Energy Corp.(x)*	92,388	$279,012
CNX Resources Corp.*	20,747	320,126
Energen Corp.*	9,877	620,868
Gulfport Energy Corp.*	16,809	162,207
HollyFrontier Corp.	18,005	879,725
Matador Resources Co.*	9,893	295,900
Murphy Oil Corp.	16,503	426,438
PBF Energy, Inc., Class A	11,228	380,629
QEP Resources, Inc.*	24,336	238,249
SM Energy Co.	10,357	186,737
Southwestern Energy Co.*	51,631	223,562
World Fuel Services Corp.	6,813	167,259
WPX Energy, Inc.*	40,468	598,117

		5,048,885

Total Energy		7,503,802

Financials (16.1%)
Banks (7.4%)
Associated Banc-Corp.	17,314	430,253
BancorpSouth Bank	8,543	271,667
Bank of Hawaii Corp.	4,296	356,998
Bank of the Ozarks, Inc.	12,309	594,155
Cathay General Bancorp	7,745	309,645
Chemical Financial Corp.	7,240	395,883
Commerce Bancshares, Inc.	9,551	572,200
Cullen/Frost Bankers, Inc.	5,901	625,919
East West Bancorp, Inc.	14,664	917,087
First Horizon National Corp.	33,180	624,779
FNB Corp.	32,858	441,940
Fulton Financial Corp.	17,845	316,749
Hancock Holding Co.	8,659	447,670
Home BancShares, Inc.	16,053	366,169
International Bancshares Corp.	5,475	212,978
MB Financial, Inc.	8,504	344,242
PacWest Bancorp	12,764	632,201
Pinnacle Financial Partners, Inc.	7,501	481,564
Prosperity Bancshares, Inc.	7,081	514,293
Signature Bank*	5,464	775,615
Sterling Bancorp	22,810	514,366
Synovus Financial Corp.	12,030	600,778
TCF Financial Corp.	17,322	395,115
Texas Capital Bancshares, Inc.*	5,046	453,635
Trustmark Corp.	6,825	212,667
UMB Financial Corp.	4,470	323,583
Umpqua Holdings Corp.	22,382	479,199
United Bankshares, Inc.	10,590	373,298
Valley National Bancorp	26,867	334,763
Webster Financial Corp.	9,360	518,544
Wintrust Financial Corp.	5,703	490,743

		14,328,698

Capital Markets (3.7%)
Eaton Vance Corp.	12,197	679,007
Evercore, Inc., Class A	4,202	366,414
FactSet Research Systems, Inc.	3,969	791,498
Federated Investors, Inc., Class B	9,581	320,005
Interactive Brokers Group, Inc., Class A	7,262	488,297
Janus Henderson Group plc	18,312	605,944
Legg Mason, Inc.	8,588	349,102
MarketAxess Holdings, Inc.	3,838	834,535
MSCI, Inc.	9,156	1,368,548
SEI Investments Co.	13,279	994,730
Stifel Financial Corp.	7,278	431,076

		7,229,156

Consumer Finance (0.3%)
SLM Corp.*	43,998	493,218

Insurance (4.1%)
Alleghany Corp.	1,582	972,044
American Financial Group, Inc.	7,005	786,101
Aspen Insurance Holdings Ltd.	5,990	268,652
Brown & Brown, Inc.	23,254	591,582
CNO Financial Group, Inc.	16,924	366,743
First American Financial Corp.	11,249	660,091
Genworth Financial, Inc., Class A*	50,104	141,794
Hanover Insurance Group, Inc. (The)	4,319	509,167
Kemper Corp.	4,930	281,010
Mercury General Corp.	3,674	168,526
Old Republic International Corp.	25,332	543,371
Primerica, Inc.	4,472	431,995
Reinsurance Group of America, Inc.	6,546	1,008,085
RenaissanceRe Holdings Ltd.	4,085	565,813
WR Berkley Corp.	9,764	709,843

		8,004,817

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc.*	780	255,957
New York Community Bancorp, Inc.	49,801	648,907
Washington Federal, Inc.	8,779	303,753

		1,208,617

Total Financials		31,264,506

Health Care (7.3%)
Biotechnology (0.3%)
United Therapeutics Corp.*	4,391	493,373

Health Care Equipment & Supplies (3.5%)
ABIOMED, Inc.*	4,285	1,246,893
Cantel Medical Corp.	3,610	402,190
Globus Medical, Inc., Class A*	7,309	364,134
Halyard Health, Inc.*	4,728	217,866
Hill-Rom Holdings, Inc.	6,722	584,814
ICU Medical, Inc.*	1,538	388,191
LivaNova plc*	4,408	390,108
Masimo Corp.*	4,830	424,799
NuVasive, Inc.*	5,203	271,649
STERIS plc	8,609	803,736
Teleflex, Inc.	4,580	1,167,808
West Pharmaceutical Services, Inc.	7,486	660,939

		6,923,127

Health Care Providers & Services (1.7%)
Acadia Healthcare Co., Inc.(x)*	8,301	325,233
Encompass Health Corp.	9,932	567,812
LifePoint Health, Inc.*	3,979	187,013
MEDNAX, Inc.*	9,507	528,874
Molina Healthcare, Inc.(x)*	4,659	378,218
Patterson Cos., Inc.	8,282	184,109
Tenet Healthcare Corp.*	8,166	198,026
WellCare Health Plans, Inc.*	4,518	874,820

		3,244,105

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	18,255	225,449
Medidata Solutions, Inc.*	6,005	377,174

		602,623

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	2,075	518,916
Bio-Techne Corp.	3,822	577,274
Charles River Laboratories International, Inc.*	4,825	515,021
Syneos Health, Inc.*	5,810	206,255

		1,817,466

Pharmaceuticals (0.6%)
Akorn, Inc.*	9,474	177,259
Catalent, Inc.*	13,514	554,885
Endo International plc*	20,564	122,150

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Mallinckrodt plc*	8,748	$126,671
Prestige Brands Holdings, Inc.*	5,403	182,189

		1,163,154

Total Health Care		14,243,848

Industrials (14.0%)
Aerospace & Defense (1.3%)
Curtiss-Wright Corp.	4,488	606,194
Esterline Technologies Corp.*	2,660	194,579
KLX, Inc.*	5,148	365,817
Orbital ATK, Inc.	5,882	780,012
Teledyne Technologies, Inc.*	3,633	679,989

		2,626,591

Airlines (0.3%)
JetBlue Airways Corp.*	32,682	664,098

Building Products (0.4%)
Lennox International, Inc.	3,832	783,146

Commercial Services & Supplies (1.9%)
Brink’s Co. (The)	5,120	365,312
Clean Harbors, Inc.*	5,232	255,374
Copart, Inc.*	20,502	1,044,167
Deluxe Corp.	4,852	359,097
Healthcare Services Group, Inc.	7,455	324,143
Herman Miller, Inc.	6,035	192,818
HNI Corp.	4,390	158,435
MSA Safety, Inc.	3,446	286,845
Pitney Bowes, Inc.	18,871	205,505
Rollins, Inc.	9,755	497,798

		3,689,494

Construction & Engineering (1.1%)
AECOM*	16,145	575,245
Dycom Industries, Inc.*	3,179	342,156
EMCOR Group, Inc.	5,935	462,515
Granite Construction, Inc.	4,021	224,613
KBR, Inc.	14,166	229,348
Valmont Industries, Inc.	2,306	337,368

		2,171,245

Electrical Equipment (0.7%)
EnerSys	4,238	293,990
Hubbell, Inc.	5,555	676,488
Regal Beloit Corp.	4,498	329,928

		1,300,406

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	6,272	654,860

Machinery (4.7%)
AGCO Corp.	6,696	434,236
Crane Co.	5,150	477,611
Donaldson Co., Inc.	13,190	594,210
Graco, Inc.	17,211	786,886
IDEX Corp.	7,777	1,108,299
ITT, Inc.	8,927	437,244
Kennametal, Inc.	8,270	332,123
Lincoln Electric Holdings, Inc.	6,264	563,447
Nordson Corp.	5,178	705,969
Oshkosh Corp.	7,561	584,238
Terex Corp.	7,804	291,948
Timken Co. (The)	6,949	316,874
Toro Co. (The)	10,906	681,080
Trinity Industries, Inc.	15,294	499,043
Wabtec Corp.(x)	8,674	706,064
Woodward, Inc.	5,613	402,228

		8,921,500

Marine (0.2%)
Kirby Corp.*	5,445	418,993

Professional Services (0.6%)
Dun & Bradstreet Corp. (The)	3,773	441,441
ManpowerGroup, Inc.	6,715	772,897

		1,214,338

Road & Rail (1.8%)
Avis Budget Group, Inc.(x)*	7,209	337,670
Genesee & Wyoming, Inc., Class A*	6,303	446,189
Knight-Swift Transportation Holdings, Inc.	13,029	599,464
Landstar System, Inc.	4,262	467,328
Old Dominion Freight Line, Inc.	6,941	1,020,119
Ryder System, Inc.	5,380	391,610
Werner Enterprises, Inc.	4,523	165,090

		3,427,470

Trading Companies & Distributors (0.7%)
GATX Corp.(x)	3,842	263,139
MSC Industrial Direct Co., Inc., Class A	4,580	420,032
NOW, Inc.(x)*	10,981	112,226
Watsco, Inc.	3,271	591,952

		1,387,349

Total Industrials		27,259,490

Information Technology (15.8%)
Communications Equipment (1.0%)
ARRIS International plc*	17,747	471,537
Ciena Corp.*	14,634	379,021
InterDigital, Inc.	3,511	258,410
NetScout Systems, Inc.*	8,785	231,485
Plantronics, Inc.	3,355	202,541
ViaSat, Inc.(x)*	5,546	364,483

		1,907,477

Electronic Equipment, Instruments & Components (4.3%)
Arrow Electronics, Inc.*	8,915	686,633
Avnet, Inc.	12,161	507,843
Belden, Inc.	4,255	293,340
Cognex Corp.	17,612	915,648
Coherent, Inc.*	2,517	471,686
Jabil, Inc.	17,797	511,308
Keysight Technologies, Inc.*	19,288	1,010,499
Knowles Corp.*	8,965	112,869
Littelfuse, Inc.	2,526	525,863
National Instruments Corp.	10,910	551,719
SYNNEX Corp.	2,978	352,595
Tech Data Corp.*	3,490	297,104
Trimble, Inc.*	25,312	908,195
VeriFone Systems, Inc.*	11,272	173,363
Vishay Intertechnology, Inc.	13,322	247,789
Zebra Technologies Corp., Class A*	5,400	751,626

		8,318,080

Internet Software & Services (0.6%)
Cars.com, Inc.*	7,204	204,089
j2 Global, Inc.	4,997	394,363
LogMeIn, Inc.	5,327	615,535

		1,213,987

IT Services (3.5%)
Acxiom Corp.*	8,034	182,452
Broadridge Financial Solutions, Inc.	11,857	1,300,595
Convergys Corp.	9,378	212,130
CoreLogic, Inc.*	8,279	374,459
DST Systems, Inc.	6,059	506,835
Jack Henry & Associates, Inc.	7,839	948,127
Leidos Holdings, Inc.	14,465	946,011
MAXIMUS, Inc.	6,607	440,951

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Sabre Corp.	22,401	$480,501
Science Applications International Corp.	4,352	342,938
Teradata Corp.*	12,367	490,599
WEX, Inc.*	4,074	638,070

		6,863,668

Semiconductors & Semiconductor Equipment (3.1%)
Cirrus Logic, Inc.*	6,404	260,195
Cree, Inc.*	9,889	398,626
Cypress Semiconductor Corp.	36,058	611,544
First Solar, Inc.*	8,280	587,714
Integrated Device Technology, Inc.*	13,384	409,015
Microsemi Corp.*	11,943	772,951
MKS Instruments, Inc.	5,548	641,626
Monolithic Power Systems, Inc.	3,935	455,555
Silicon Laboratories, Inc.*	4,348	390,885
Synaptics, Inc.*	3,481	159,186
Teradyne, Inc.	19,850	907,343
Versum Materials, Inc.	11,044	415,586

		6,010,226

Software (3.0%)
ACI Worldwide, Inc.*	11,900	282,268
Blackbaud, Inc.	4,884	497,240
CDK Global, Inc.	12,839	813,222
CommVault Systems, Inc.*	4,280	244,816
Fair Isaac Corp.*	3,066	519,288
Fortinet, Inc.*	14,658	785,376
Manhattan Associates, Inc.*	6,906	289,223
PTC, Inc.*	11,819	922,000
Tyler Technologies, Inc.*	3,582	755,659
Ultimate Software Group, Inc. (The)*	2,948	718,428

		5,827,520

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	11,555	133,922
Diebold Nixdorf, Inc.(x)	7,707	118,688
NCR Corp.*	12,020	378,871

		631,481

Total Information Technology		30,772,439

Materials (6.3%)
Chemicals (2.4%)
Ashland Global Holdings, Inc.	6,318	440,933
Cabot Corp.	6,301	351,092
Chemours Co. (The)	18,786	915,066
Minerals Technologies, Inc.	3,590	240,351
NewMarket Corp.	951	381,998
Olin Corp.	16,971	515,749
PolyOne Corp.	8,141	346,155
RPM International, Inc.(x)	13,575	647,120
Scotts Miracle-Gro Co. (The)(x)	4,101	351,661
Sensient Technologies Corp.	4,386	309,564
Valvoline, Inc.	20,365	450,677

		4,950,366

Construction Materials (0.3%)
Eagle Materials, Inc.	4,935	508,552

Containers & Packaging (1.1%)
AptarGroup, Inc.	6,312	567,006
Bemis Co., Inc.	9,238	402,038
Greif, Inc., Class A	2,604	136,059
Owens-Illinois, Inc.*	16,567	358,841
Silgan Holdings, Inc.	7,475	208,179
Sonoco Products Co.	10,103	489,996

		2,162,119

Metals & Mining (2.1%)
Allegheny Technologies, Inc.(x)*	12,769	302,370
Carpenter Technology Corp.	4,781	210,938
Commercial Metals Co.	11,837	242,185
Compass Minerals International, Inc.(x)	3,405	205,322
Reliance Steel & Aluminum Co.	7,395	634,047
Royal Gold, Inc.	6,643	570,434
Steel Dynamics, Inc.	23,965	1,059,732
United States Steel Corp.	17,842	627,860
Worthington Industries, Inc.	4,486	192,539

		4,045,427

Paper & Forest Products (0.4%)
Domtar Corp.	6,353	270,257
Louisiana-Pacific Corp.	14,611	420,358

		690,615

Total Materials		12,357,079

Real Estate (7.9%)
Equity Real Estate Investment Trusts (REITs) (7.5%)
Alexander & Baldwin, Inc. (REIT)	6,847	158,371
American Campus Communities, Inc. (REIT)	13,838	534,424
Camden Property Trust (REIT)	9,408	791,965
CoreCivic, Inc. (REIT)	11,947	233,205
CoreSite Realty Corp. (REIT)	3,494	350,308
Corporate Office Properties Trust (REIT)	10,273	265,352
Cousins Properties, Inc. (REIT)	42,473	368,666
CyrusOne, Inc. (REIT)	9,754	499,502
DCT Industrial Trust, Inc. (REIT)	9,488	534,554
Douglas Emmett, Inc. (REIT)	16,178	594,703
Education Realty Trust, Inc. (REIT)	7,700	252,175
EPR Properties (REIT)	6,564	363,646
First Industrial Realty Trust, Inc. (REIT)	12,191	356,343
GEO Group, Inc. (The) (REIT)	12,594	257,799
Healthcare Realty Trust, Inc. (REIT)	12,601	349,174
Highwoods Properties, Inc. (REIT)	10,491	459,716
Hospitality Properties Trust (REIT)	16,582	420,188
JBG SMITH Properties (REIT)	9,489	319,874
Kilroy Realty Corp. (REIT)	10,021	711,090
Lamar Advertising Co. (REIT), Class A	8,498	540,983
LaSalle Hotel Properties (REIT)	11,432	331,642
Liberty Property Trust (REIT)	14,948	593,884
Life Storage, Inc. (REIT)	4,733	395,300
Mack-Cali Realty Corp. (REIT)	9,069	151,543
Medical Properties Trust, Inc. (REIT)	37,016	481,208
National Retail Properties, Inc. (REIT)	15,622	613,320
Omega Healthcare Investors, Inc. (REIT)(x)	20,163	545,208
PotlatchDeltic Corp. (REIT)	6,162	320,732
Quality Care Properties, Inc. (REIT)*	9,536	185,284
Rayonier, Inc. (REIT)	13,085	460,330
Sabra Health Care REIT, Inc. (REIT)	18,165	320,612
Senior Housing Properties Trust (REIT)	24,021	376,169
Tanger Factory Outlet Centers, Inc. (REIT)(x)	9,609	211,398
Taubman Centers, Inc. (REIT)	6,168	351,021
Uniti Group, Inc. (REIT)(x)	16,742	272,058
Urban Edge Properties (REIT)	10,748	229,470
Washington Prime Group, Inc. (REIT)(x)	19,059	127,124
Weingarten Realty Investors (REIT)	12,165	341,593

		14,669,934

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	4,605	$804,217

Total Real Estate		15,474,151

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	9,369	262,613

Total Telecommunication Services		262,613

Utilities (4.9%)
Electric Utilities (1.9%)
ALLETE, Inc.	5,169	373,460
Great Plains Energy, Inc.	21,869	695,216
Hawaiian Electric Industries, Inc.	11,055	380,071
IDACORP, Inc.	5,093	449,559
OGE Energy Corp.	20,263	664,019
PNM Resources, Inc.	8,019	306,727
Westar Energy, Inc.	14,439	759,346

		3,628,398

Gas Utilities (1.8%)
Atmos Energy Corp.	11,265	948,964
National Fuel Gas Co.	8,693	447,255
New Jersey Resources Corp.	8,881	356,128
ONE Gas, Inc.	5,310	350,566
Southwest Gas Holdings, Inc.*	4,875	329,696
UGI Corp.	17,553	779,704
WGL Holdings, Inc.	5,222	436,820

		3,649,133

Multi-Utilities (0.9%)
Black Hills Corp.	5,444	295,609
MDU Resources Group, Inc.	19,811	557,878
NorthWestern Corp.	5,041	271,206
Vectren Corp.	8,415	537,887

		1,662,580

Water Utilities (0.3%)
Aqua America, Inc.	18,035	614,272

Total Utilities		9,554,383

Total Common Stocks (90.0%) (Cost $121,450,238)		175,731,334

SHORT-TERM INVESTMENTS:
Investment Company (4.2%)
JPMorgan Prime Money Market Fund, IM Shares	8,150,592	8,149,777

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.3%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,500,219, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $1,530,001.(xx)	$1,500,000	1,500,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $300,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $306,253.(xx)	300,000	300,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $800,120, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $816,041.(xx)	800,000	800,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various Common Stocks; total market value $220,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $600,088, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $612,031.(xx)	600,000	600,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $580,556, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $592,083.(xx)	580,473	580,473
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $204,103.(xx)	200,000	200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,000,154, collateralized by various Common Stocks; total market value $1,112,317.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,000,154, collateralized by various Common Stocks; total market value $1,112,317.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $300,045, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $306,006.(xx)	$300,000	$300,000

Total Repurchase Agreements		6,480,473

Total Short-Term Investments (7.5%) (Cost $14,632,894)		14,630,250

Total Investments in Securities (97.5%) (Cost $136,083,132)		190,361,584
Other Assets Less Liabilities (2.5%)		4,860,997

Net Assets (100%)		$195,222,581

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $6,565,815. This was secured by cash collateral of $6,480,473 which was subsequently invested in joint repurchase agreements with a total value of $6,480,473, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $215,935 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	103	6/2018	USD	19,395,930	(565,546)

					(565,546)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,103,566	$—	$—	$21,103,566
Consumer Staples	5,935,457	—	—	5,935,457
Energy	7,503,802	—	—	7,503,802
Financials	31,264,506	—	—	31,264,506
Health Care	14,243,848	—	—	14,243,848
Industrials	27,259,490	—	—	27,259,490
Information Technology	30,772,439	—	—	30,772,439
Materials	12,357,079	—	—	12,357,079
Real Estate	15,474,151	—	—	15,474,151
Telecommunication Services	262,613	—	—	262,613
Utilities	9,554,383	—	—	9,554,383
Short-Term Investments
Investment Company	8,149,777	—	—	8,149,777
Repurchase Agreements	—	6,480,473	—	6,480,473

Total Assets	$183,881,111	$6,480,473	$—	$190,361,584

Liabilities:
Futures	$(565,546)	$—	$—	$(565,546)

Total Liabilities	$(565,546)	$—	$—	$(565,546)

Total	$183,315,565	$6,480,473	$—	$189,796,038

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,298,765
Aggregate gross unrealized depreciation	(10,908,223)

Net unrealized appreciation	$53,390,542

Federal income tax cost of investments in securities and derivative instruments, if applicable	$136,405,496

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	41,833	$636,698
Cooper Tire & Rubber Co.	22,541	660,451
Cooper-Standard Holdings, Inc.*	7,681	943,304
Dana, Inc.	62,324	1,605,467
Dorman Products, Inc.*	11,560	765,388
Fox Factory Holding Corp.*	15,191	530,166
Gentherm, Inc.*	16,593	563,332
Horizon Global Corp.(x)*	8,230	67,815
LCI Industries	10,809	1,125,757
Modine Manufacturing Co.*	19,988	422,746
Motorcar Parts of America, Inc.*	6,141	131,602
Shiloh Industries, Inc.*	4,872	42,386
Standard Motor Products, Inc.	9,209	438,072
Stoneridge, Inc.*	11,384	314,198
Superior Industries International, Inc.	11,094	147,550
Tenneco, Inc.	21,707	1,191,064
Tower International, Inc.	7,917	219,697

		9,805,693

Automobiles (0.1%)
Winnebago Industries, Inc.	13,601	511,398

Distributors (0.1%)
Core-Mark Holding Co., Inc.	20,021	425,646
Funko, Inc., Class A*	2,371	19,466
VOXX International Corp.*	6,215	30,764
Weyco Group, Inc.	2,196	73,786

		549,662

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	25,720	1,222,987
American Public Education, Inc.*	6,692	287,756
Ascent Capital Group, Inc., Class A*	3,490	12,843
Bridgepoint Education, Inc.*	7,652	51,574
Cambium Learning Group, Inc.*	4,687	52,494
Capella Education Co.	5,507	481,036
Career Education Corp.*	29,236	384,161
Carriage Services, Inc.	4,800	132,768
Chegg, Inc.*	40,533	837,412
Collectors Universe, Inc.	2,757	43,312
Grand Canyon Education, Inc.*	20,407	2,141,103
Houghton Mifflin Harcourt Co.*	47,621	330,966
K12, Inc.*	13,867	196,634
Laureate Education, Inc., Class A*	20,916	287,595
Liberty Tax, Inc., Class A	1,903	19,220
Regis Corp.*	13,776	208,431
Sotheby’s*	16,305	836,610
Strayer Education, Inc.	4,519	456,645
Weight Watchers International, Inc.*	12,249	780,506

		8,764,053

Hotels, Restaurants & Leisure (2.7%)
Belmond Ltd., Class A*	38,320	427,268
Biglari Holdings, Inc.*	325	132,733
BJ’s Restaurants, Inc.	9,099	408,545
Bloomin’ Brands, Inc.	40,813	990,940
Bluegreen Vacations Corp.(x)	1,748	37,005
Bojangles’, Inc.*	5,508	76,286
Boyd Gaming Corp.	35,730	1,138,358
Brinker International, Inc.(x)	20,173	728,245
Caesars Entertainment Corp.*	59,260	666,675
Carrols Restaurant Group, Inc.*	10,132	113,478
Century Casinos, Inc.*	6,670	49,758
Cheesecake Factory, Inc. (The)(x)	19,358	933,443
Churchill Downs, Inc.	5,749	1,403,044
Chuy’s Holdings, Inc.*	7,118	186,492
Cracker Barrel Old Country Store, Inc.(x)	8,434	1,342,693
Dave & Buster’s Entertainment, Inc.*	17,247	719,890
Del Frisco’s Restaurant Group, Inc.*	5,889	89,807
Del Taco Restaurants, Inc.*	10,523	109,018
Denny’s Corp.*	28,040	432,657
Dine Brands Global, Inc.(x)	8,004	524,902
Drive Shack, Inc.*	19,972	95,466
El Pollo Loco Holdings, Inc.*	6,739	64,021
Eldorado Resorts, Inc.(x)*	19,261	635,613
Empire Resorts, Inc.(x)*	1,255	21,649
Fiesta Restaurant Group, Inc.(x)*	7,453	137,881
Fogo De Chao, Inc.*	2,931	46,163
Golden Entertainment, Inc.(x)*	5,475	127,184
Habit Restaurants, Inc. (The), Class A(x)*	6,477	56,998
ILG, Inc.	45,258	1,407,977
Inspired Entertainment, Inc.*	1,608	8,844
International Speedway Corp., Class A	11,063	487,878
J Alexander’s Holdings, Inc.*	3,756	43,006
Jack in the Box, Inc.	12,545	1,070,465
La Quinta Holdings, Inc.*	38,709	731,987
Lindblad Expeditions Holdings, Inc.*	6,388	65,605
Marcus Corp. (The)	7,521	228,262
Marriott Vacations Worldwide Corp.	9,594	1,277,921
Monarch Casino & Resort, Inc.*	3,550	150,130
Nathan’s Famous, Inc.	990	73,161
Noodles & Co.(x)*	3,700	27,935
Papa John’s International, Inc.	11,841	678,489
Penn National Gaming, Inc.*	34,978	918,522
Pinnacle Entertainment, Inc.*	24,716	745,187
Planet Fitness, Inc., Class A*	37,095	1,401,078
PlayAGS, Inc.(x)*	2,863	66,593
Potbelly Corp.*	6,636	79,964
RCI Hospitality Holdings, Inc.	2,822	80,117
Red Lion Hotels Corp.*	4,169	40,648
Red Robin Gourmet Burgers, Inc.*	6,236	361,688
Red Rock Resorts, Inc., Class A	29,651	868,181
Ruth’s Hospitality Group, Inc.	12,462	304,696
Scientific Games Corp., Class A*	22,602	940,243
SeaWorld Entertainment, Inc.(x)*	30,161	447,288
Shake Shack, Inc., Class A(x)*	8,994	374,420
Sonic Corp.(x)	18,445	465,367
Speedway Motorsports, Inc.	6,454	115,010
Texas Roadhouse, Inc.	28,303	1,635,348
Wingstop, Inc.	12,589	594,578
Zoe’s Kitchen, Inc.(x)*	5,484	79,189

		27,465,989

Household Durables (1.3%)
AV Homes, Inc.*	4,592	85,182
Bassett Furniture Industries, Inc.	3,357	101,885
Beazer Homes USA, Inc.*	9,392	149,802
Cavco Industries, Inc.*	4,015	697,606
Century Communities, Inc.*	6,115	183,144
CSS Industries, Inc.	3,078	53,865
Ethan Allen Interiors, Inc.	12,728	292,108
Flexsteel Industries, Inc.	2,398	94,913
GoPro, Inc., Class A*	45,997	220,326
Green Brick Partners, Inc.*	7,396	80,616
Hamilton Beach Brands Holding Co., Class A	740	15,703
Helen of Troy Ltd.*	11,650	1,013,550
Hooker Furniture Corp.	3,722	136,597

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Hovnanian Enterprises, Inc., Class A*	33,843	$61,933
Installed Building Products, Inc.*	9,049	543,392
iRobot Corp.(x)*	11,746	753,976
KB Home	36,960	1,051,512
La-Z-Boy, Inc.	20,140	603,193
LGI Homes, Inc.(x)*	7,505	529,628
Libbey, Inc.	7,576	37,047
Lifetime Brands, Inc.	2,712	33,629
M/I Homes, Inc.*	10,996	350,223
MDC Holdings, Inc.	19,519	544,970
Meritage Homes Corp.*	17,933	811,468
New Home Co., Inc. (The)*	3,541	39,234
PICO Holdings, Inc.*	8,124	93,020
Taylor Morrison Home Corp., Class A*	47,496	1,105,707
TopBuild Corp.*	15,884	1,215,443
TRI Pointe Group, Inc.*	66,588	1,094,041
Universal Electronics, Inc.*	6,886	358,416
William Lyon Homes, Class A*	12,141	333,756
ZAGG, Inc.*	7,935	96,807

		12,782,692

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	12,742	150,356
Duluth Holdings, Inc., Class B(x)*	5,744	107,585
FTD Cos., Inc.*	7,410	26,972
Gaia, Inc.*	2,502	38,781
Groupon, Inc.(x)*	147,306	639,308
Lands’ End, Inc.(x)*	5,922	138,279
Liberty TripAdvisor Holdings, Inc., Class A*	32,804	352,643
Nutrisystem, Inc.	13,935	375,548
Overstock.com, Inc.(x)*	7,079	256,614
PetMed Express, Inc.(x)	8,506	355,126
Shutterfly, Inc.*	13,900	1,129,374

		3,570,586

Leisure Products (0.3%)
Acushnet Holdings Corp.(x)	12,934	298,646
American Outdoor Brands Corp.*	16,453	169,795
Callaway Golf Co.	43,698	714,899
Clarus Corp.*	6,257	42,235
Escalade, Inc.	3,412	46,744
Johnson Outdoors, Inc., Class A	1,371	85,002
Malibu Boats, Inc., Class A*	8,553	284,045
Marine Products Corp.	6,463	90,547
MCBC Holdings, Inc.*	5,849	147,395
Nautilus, Inc.*	13,437	180,728
Sturm Ruger & Co., Inc.(x)	7,762	407,505
Vista Outdoor, Inc.*	24,694	403,006

		2,870,547

Media (1.1%)
AMC Entertainment Holdings, Inc., Class A(x)	23,079	324,260
Beasley Broadcast Group, Inc., Class A	1,534	17,334
Central European Media Enterprises Ltd., Class A(x)*	26,936	113,131
Clear Channel Outdoor Holdings, Inc., Class A	11,796	57,800
Cogint, Inc.(x)*	4,826	12,065
Daily Journal Corp.(x)*	331	75,630
Emerald Expositions Events, Inc.(x)	5,254	102,348
Entercom Communications Corp., Class A(x)	54,620	527,083
Entravision Communications Corp., Class A	19,419	91,269
Eros International plc(x)*	9,101	99,201
EW Scripps Co. (The), Class A	26,206	314,210
Gannett Co., Inc.	50,424	503,232
Global Eagle Entertainment, Inc.(x)*	18,313	26,920
Gray Television, Inc.*	31,346	398,094
Hemisphere Media Group, Inc.*	5,083	57,184
IMAX Corp.*	25,828	495,898
Liberty Media Corp.-Liberty Braves, Class A*	4,811	109,354
Liberty Media Corp.-Liberty Braves, Class C*	14,840	338,649
Loral Space & Communications, Inc.*	5,109	212,790
MDC Partners, Inc., Class A*	21,479	154,649
Meredith Corp.(x)	16,888	908,574
MSG Networks, Inc., Class A*	26,299	594,357
National CineMedia, Inc.	26,952	139,881
New Media Investment Group, Inc.	21,327	365,545
New York Times Co. (The), Class A	56,158	1,353,407
Nexstar Media Group, Inc., Class A	18,965	1,261,173
Reading International, Inc., Class A*	4,717	78,538
Saga Communications, Inc., Class A	1,189	44,290
Salem Media Group, Inc.	3,362	12,103
Scholastic Corp.	13,362	518,980
Sinclair Broadcast Group, Inc., Class A(x)	31,140	974,682
Townsquare Media, Inc., Class A	2,850	22,601
tronc, Inc.*	5,607	92,067
WideOpenWest, Inc.(x)*	8,130	58,130
World Wrestling Entertainment, Inc., Class A(x)	16,763	603,636

		11,059,065

Multiline Retail (0.3%)
Big Lots, Inc.(x)	17,964	781,973
Dillard’s, Inc., Class A(x)	5,989	481,156
Fred’s, Inc., Class A(x)	11,461	34,268
JC Penney Co., Inc.(x)*	134,495	406,175
Ollie’s Bargain Outlet Holdings, Inc.*	20,540	1,238,562
Sears Holdings Corp.(x)*	3,688	9,847

		2,951,981

Specialty Retail (2.0%)
Aaron’s, Inc.	27,839	1,297,297
Abercrombie & Fitch Co., Class A	30,478	737,872
American Eagle Outfitters, Inc.	71,315	1,421,308
America’s Car-Mart, Inc.*	2,233	112,655
Asbury Automotive Group, Inc.*	8,311	560,993
Ascena Retail Group, Inc.(x)*	80,119	161,039
At Home Group, Inc.*	3,218	103,105
Barnes & Noble Education, Inc.*	11,162	76,906
Barnes & Noble, Inc.	24,095	119,270
Big 5 Sporting Goods Corp.(x)	6,670	48,358
Boot Barn Holdings, Inc.*	5,849	103,703
Buckle, Inc. (The)(x)	8,287	183,557
Build-A-Bear Workshop, Inc.*	4,571	41,825
Caleres, Inc.	20,206	678,922
Camping World Holdings, Inc., Class A	13,555	437,149
Carvana Co.(x)*	4,701	107,794
Cato Corp. (The), Class A	6,795	100,158
Chico’s FAS, Inc.	59,833	540,890
Children’s Place, Inc. (The)(x)	7,643	1,033,716
Citi Trends, Inc.	3,743	115,696
Conn’s, Inc.(x)*	8,210	279,140
Container Store Group, Inc. (The)(x)*	5,905	32,123
DSW, Inc., Class A(x)	29,041	652,261

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Express, Inc.*	33,471	$239,652
Finish Line, Inc. (The), Class A(x)	17,171	232,495
Five Below, Inc.*	22,900	1,679,486
Francesca’s Holdings Corp.*	19,469	93,451
Genesco, Inc.*	8,104	329,022
GNC Holdings, Inc., Class A(x)*	29,540	114,024
Group 1 Automotive, Inc.	9,270	605,702
Guess?, Inc.	26,670	553,136
Haverty Furniture Cos., Inc.	6,067	122,250
Hibbett Sports, Inc.*	5,960	142,742
Hudson Ltd., Class A(x)*	11,609	184,699
J. Jill, Inc.(x)*	3,687	16,297
Kirkland’s, Inc.*	4,557	44,157
Lithia Motors, Inc., Class A	10,131	1,018,368
Lumber Liquidators Holdings, Inc.(x)*	12,078	288,906
MarineMax, Inc.*	6,689	130,101
Monro, Inc.	14,572	781,059
National Vision Holdings, Inc.*	12,885	416,314
Office Depot, Inc.	231,037	496,730
Party City Holdco, Inc.(x)*	10,140	158,184
Pier 1 Imports, Inc.	33,964	109,364
Rent-A-Center, Inc.(x)	12,164	104,975
Restoration Hardware Holdings, Inc.(x)*	8,696	828,555
Shoe Carnival, Inc.	3,204	76,255
Sleep Number Corp.(x)*	18,304	643,386
Sonic Automotive, Inc., Class A	7,552	143,110
Sportsman’s Warehouse Holdings, Inc.(x)*	11,669	47,610
Tailored Brands, Inc.	22,211	556,608
Tile Shop Holdings, Inc.	16,629	99,774
Tilly’s, Inc., Class A	4,177	47,200
Vitamin Shoppe, Inc.(x)*	8,206	35,696
Winmark Corp.	617	80,704
Zumiez, Inc.*	5,961	142,468

		19,508,217

Textiles, Apparel & Luxury Goods (0.8%)
Columbia Sportswear Co.	13,253	1,012,927
Crocs, Inc.*	31,593	513,386
Culp, Inc.	3,674	112,241
Deckers Outdoor Corp.*	13,466	1,212,344
Delta Apparel, Inc.*	2,321	41,824
Fossil Group, Inc.(x)*	19,082	242,341
G-III Apparel Group Ltd.(x)*	19,375	730,050
Iconix Brand Group, Inc.(x)*	14,979	16,627
Movado Group, Inc.	6,848	262,963
Oxford Industries, Inc.	7,256	541,007
Perry Ellis International, Inc.*	4,049	104,464
Sequential Brands Group, Inc.(x)*	14,363	29,947
Steven Madden Ltd.	25,279	1,109,748
Superior Uniform Group, Inc.	2,487	65,333
Unifi, Inc.*	4,906	177,843
Vera Bradley, Inc.*	6,780	71,936
Wolverine World Wide, Inc.	39,024	1,127,794

		7,372,775

Total Consumer Discretionary		107,212,658

Consumer Staples (2.1%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	3,900	737,295
Castle Brands, Inc.(x)*	27,554	34,167
Coca-Cola Bottling Co. Consolidated	2,108	363,988
Craft Brew Alliance, Inc.*	3,770	70,122
MGP Ingredients, Inc.(x)	5,501	492,835
National Beverage Corp.	4,825	429,522
Primo Water Corp.*	8,092	94,757

		2,222,686

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	12,497	413,651
Chefs’ Warehouse, Inc. (The)*	6,582	151,386
Ingles Markets, Inc., Class A	6,132	207,568
Natural Grocers by Vitamin Cottage, Inc.*	3,202	22,926
Performance Food Group Co.*	42,634	1,272,624
PriceSmart, Inc.(x)	9,056	756,629
Smart & Final Stores, Inc.*	12,564	69,730
SpartanNash Co.	11,839	203,749
SUPERVALU, Inc.(x)*	16,926	257,783
United Natural Foods, Inc.*	22,568	969,070
Village Super Market, Inc., Class A	2,526	66,611
Weis Markets, Inc.	2,868	117,531

		4,509,258

Food Products (0.8%)
Alico, Inc.	765	20,808
B&G Foods, Inc.(x)	28,434	673,886
Calavo Growers, Inc.(x)	7,353	677,947
Cal-Maine Foods, Inc.*	13,053	570,416
Darling Ingredients, Inc.*	71,569	1,238,143
Dean Foods Co.	40,905	352,601
Farmer Brothers Co.*	3,270	98,754
Fresh Del Monte Produce, Inc.	14,373	650,235
Freshpet, Inc.(x)*	7,330	120,579
Hostess Brands, Inc.*	34,345	507,963
J&J Snack Foods Corp.	6,437	879,037
John B Sanfilippo & Son, Inc.	2,522	145,948
Lancaster Colony Corp.	8,177	1,006,915
Landec Corp.*	8,195	106,945
Lifeway Foods, Inc.*	1,440	8,626
Limoneira Co.	3,973	94,279
Sanderson Farms, Inc.	8,836	1,051,660
Seneca Foods Corp., Class A*	2,264	62,713
Tootsie Roll Industries, Inc.(x)	7,176	211,333

		8,478,788

Household Products (0.3%)
Central Garden & Pet Co.(x)*	3,071	132,053
Central Garden & Pet Co., Class A*	16,726	662,517
HRG Group, Inc.*	51,254	845,179
Oil-Dri Corp. of America	1,926	77,406
Orchids Paper Products Co.(x)*	3,135	25,550
WD-40 Co.	6,260	824,442

		2,567,147

Personal Products (0.2%)
elf Beauty, Inc.(x)*	6,643	128,675
Inter Parfums, Inc.	6,663	314,160
Medifast, Inc.	4,325	404,171
Natural Health Trends Corp.(x)	2,350	44,674
Nature’s Sunshine Products, Inc.*	3,775	41,525
Revlon, Inc., Class A(x)*	3,768	77,621
USANA Health Sciences, Inc.*	5,551	476,831

		1,487,657

Tobacco (0.1%)
Turning Point Brands, Inc.	1,883	36,606
Universal Corp.	11,293	547,711
Vector Group Ltd.	42,921	875,158

		1,459,475

Total Consumer Staples		20,725,011

Energy (3.3%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	30,471	266,621

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Basic Energy Services, Inc.*	5,553	$80,185
Bristow Group, Inc.(x)*	16,222	210,886
C&J Energy Services, Inc.*	20,672	533,751
Cactus, Inc., Class A*	6,739	181,481
CARBO Ceramics, Inc.(x)*	10,960	79,460
Diamond Offshore Drilling, Inc.(x)*	27,467	402,666
Dril-Quip, Inc.*	16,449	736,915
Ensco plc, Class A(x)	184,313	809,134
Era Group, Inc.*	6,399	59,831
Exterran Corp.*	14,229	379,914
Fairmount Santrol Holdings, Inc.*	65,457	278,192
Forum Energy Technologies, Inc.*	36,004	396,044
Frank’s International NV(x)	25,312	137,444
FTS International, Inc.*	6,240	114,754
Geospace Technologies Corp.*	4,683	46,221
Gulf Island Fabrication, Inc.	4,129	29,316
Helix Energy Solutions Group, Inc.*	60,783	351,934
Independence Contract Drilling, Inc.*	9,614	36,341
Keane Group, Inc.(x)*	21,146	312,961
Key Energy Services, Inc.*	4,516	52,928
Liberty Oilfield Services, Inc., Class A(x)*	3,973	67,104
Mammoth Energy Services, Inc.*	3,897	124,938
Matrix Service Co.*	14,183	194,307
McDermott International, Inc.*	116,857	711,659
Natural Gas Services Group, Inc.*	3,579	85,359
NCS Multistage Holdings, Inc.*	5,524	82,860
Newpark Resources, Inc.*	33,448	270,929
Nine Energy Service, Inc.*	2,090	50,892
Noble Corp. plc(x)*	104,102	386,218
Oil States International, Inc.*	23,022	603,176
Parker Drilling Co.*	39,921	25,350
PHI, Inc. (Non-Voting)*	6,865	70,298
Pioneer Energy Services Corp.*	35,373	95,507
ProPetro Holding Corp.*	22,800	362,292
Ranger Energy Services, Inc.(x)*	1,538	12,519
RigNet, Inc.*	5,096	69,306
Rowan Cos. plc, Class A*	50,413	581,766
SEACOR Holdings, Inc.*	7,239	369,913
SEACOR Marine Holdings, Inc.*	7,776	147,900
Select Energy Services, Inc., Class A(x)*	10,727	135,375
Smart Sand, Inc.(x)*	6,912	40,228
Solaris Oilfield Infrastructure, Inc., Class A*	9,455	156,575
Superior Energy Services, Inc.*	66,083	557,080
TETRA Technologies, Inc.*	44,763	167,861
Unit Corp.*	22,757	449,678
US Silica Holdings, Inc.(x)	34,079	869,695

		12,185,764

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	66,988	148,713
Adams Resources & Energy, Inc.	640	27,840
Approach Resources, Inc.(x)*	13,662	35,658
Arch Coal, Inc., Class A	8,635	793,384
Ardmore Shipping Corp.*	9,777	74,305
Bonanza Creek Energy, Inc.*	8,486	235,147
California Resources Corp.(x)*	16,873	289,372
Callon Petroleum Co.*	85,029	1,125,784
Carrizo Oil & Gas, Inc.(x)*	31,392	502,272
Clean Energy Fuels Corp.*	69,751	115,089
Cloud Peak Energy, Inc.*	23,850	69,404
Contango Oil & Gas Co.*	10,624	37,715
CVR Energy, Inc.(x)	8,344	252,156
Delek US Energy, Inc.	34,972	1,423,359
Denbury Resources, Inc.*	165,492	453,448
DHT Holdings, Inc.	41,399	140,757
Dorian LPG Ltd.*	8,628	64,624
Earthstone Energy, Inc., Class A*	5,347	54,112
Eclipse Resources Corp.*	46,048	66,309
Energy XXI Gulf Coast, Inc.*	11,135	42,758
EP Energy Corp., Class A(x)*	24,942	33,422
Evolution Petroleum Corp.	8,139	65,519
Frontline Ltd.(x)	33,662	149,123
GasLog Ltd.(x)	17,742	291,856
Gastar Exploration, Inc.(x)*	57,967	39,574
Gener8 Maritime, Inc.*	20,155	113,876
Golar LNG Ltd.(x)	40,658	1,112,403
Green Plains, Inc.	18,817	316,126
Halcon Resources Corp.*	61,181	297,951
Hallador Energy Co.	4,723	32,447
HighPoint Resources Corp.(x)*	29,291	148,798
International Seaways, Inc.*	13,024	229,222
Isramco, Inc.(x)*	329	34,150
Jagged Peak Energy, Inc.(x)*	23,079	326,106
Jones Energy, Inc., Class A(x)*	19,517	15,614
Lilis Energy, Inc.(x)*	13,385	53,138
Matador Resources Co.*	41,179	1,231,664
Midstates Petroleum Co., Inc.*	3,689	49,174
NACCO Industries, Inc., Class A	1,149	37,745
Navios Maritime Acquisition Corp.	29,856	25,079
Nordic American Tankers Ltd.(x)	50,832	98,614
Oasis Petroleum, Inc.*	110,960	898,776
Overseas Shipholding Group, Inc., Class A*	16,675	47,357
Pacific Ethanol, Inc.*	13,202	39,606
Panhandle Oil and Gas, Inc., Class A	6,878	132,745
Par Pacific Holdings, Inc.*	12,098	207,723
PDC Energy, Inc.*	28,260	1,385,588
Peabody Energy Corp.	28,097	1,025,541
Penn Virginia Corp.*	5,725	200,604
Renewable Energy Group, Inc.(x)*	15,619	199,923
Resolute Energy Corp.(x)*	9,299	322,210
REX American Resources Corp.*	3,152	229,466
Ring Energy, Inc.*	20,587	295,423
Sanchez Energy Corp.(x)*	27,417	85,815
SandRidge Energy, Inc.*	14,591	211,715
Scorpio Tankers, Inc.	105,629	207,033
SemGroup Corp., Class A(x)	29,084	622,398
Ship Finance International Ltd.(x)	30,052	429,744
SilverBow Resources, Inc.*	2,256	65,650
SRC Energy, Inc.*	97,514	919,557
Stone Energy Corp.*	8,587	318,578
Teekay Corp.	27,976	226,326
Teekay Tankers Ltd., Class A	78,633	93,573
Tellurian, Inc.(x)*	24,920	179,673
Ultra Petroleum Corp.*	84,931	354,162
Uranium Energy Corp.(x)*	42,955	56,271
W&T Offshore, Inc.*	38,862	172,159
Westmoreland Coal Co.(x)*	6,424	2,634
WildHorse Resource Development Corp.(x)*	20,340	388,291

		19,972,348

Total Energy		32,158,112

Financials (16.3%)
Banks (9.3%)
1st Source Corp.	7,276	368,311
Access National Corp.	6,046	172,492
ACNB Corp.	1,848	54,054
Allegiance Bancshares, Inc.*	4,590	179,699

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
American National Bankshares, Inc.	3,204	$120,470
Ameris Bancorp	16,141	853,859
Ames National Corp.	2,948	81,070
Arrow Financial Corp.	3,991	135,494
Atlantic Capital Bancshares, Inc.*	8,365	151,407
Banc of California, Inc.(x)	19,589	378,068
BancFirst Corp.	6,734	357,575
Banco Latinoamericano de Comercio Exterior SA, Class E	15,339	437,162
Bancorp, Inc. (The)*	18,432	199,066
BancorpSouth Bank	36,992	1,176,346
Bank of Commerce Holdings	4,732	55,128
Bank of Marin Bancorp	1,979	136,452
Bank of NT Butterfield & Son Ltd. (The)	23,368	1,048,756
Bankwell Financial Group, Inc.	1,855	59,879
Banner Corp.	13,763	763,709
Bar Harbor Bankshares	5,213	144,504
BCB Bancorp, Inc.	3,065	47,967
Berkshire Hills Bancorp, Inc.	18,172	689,627
Blue Hills Bancorp, Inc.	9,213	192,091
Boston Private Financial Holdings, Inc.	39,010	587,101
Bridge Bancorp, Inc.	7,826	262,562
Brookline Bancorp, Inc.	35,452	574,322
Bryn Mawr Bank Corp.	7,012	308,177
BSB Bancorp, Inc.*	2,953	90,362
Byline Bancorp, Inc.*	5,472	125,473
C&F Financial Corp.	1,006	52,916
Cadence Bancorp	12,031	327,604
Camden National Corp.	6,586	293,077
Capital City Bank Group, Inc.	3,693	91,402
Capstar Financial Holdings, Inc.*	2,694	50,728
Carolina Financial Corp.	8,221	322,921
Cathay General Bancorp	33,633	1,344,647
CBTX, Inc.(x)	666	19,607
CenterState Bank Corp.	24,961	662,215
Central Pacific Financial Corp.	11,835	336,824
Central Valley Community Bancorp	2,683	52,479
Century Bancorp, Inc., Class A	994	78,924
Chemical Financial Corp.	30,604	1,673,427
Chemung Financial Corp.	937	43,542
Citizens & Northern Corp.	4,667	107,761
City Holding Co.	6,580	451,125
Civista Bancshares, Inc.	3,061	69,974
CNB Financial Corp.	4,684	136,258
CoBiz Financial, Inc.	17,098	335,121
Codorus Valley Bancorp, Inc.(x)	2,644	74,349
Columbia Banking System, Inc.	30,442	1,277,042
Community Bank System, Inc.	21,455	1,149,130
Community Bankers Trust Corp.*	6,559	59,031
Community Financial Corp. (The)	1,211	45,073
Community Trust Bancorp, Inc.	6,794	307,089
ConnectOne Bancorp, Inc.	12,890	371,232
County Bancorp, Inc.	1,388	40,543
Customers Bancorp, Inc.*	12,910	376,327
CVB Financial Corp.	44,302	1,002,997
DNB Financial Corp.	931	33,190
Eagle Bancorp, Inc.*	13,467	806,000
Enterprise Bancorp, Inc.	2,985	105,341
Enterprise Financial Services Corp.	9,627	451,506
Equity Bancshares, Inc., Class A*	3,888	152,254
Evans Bancorp, Inc.	1,433	64,843
Farmers & Merchants Bancorp, Inc.(x)	2,664	107,546
Farmers Capital Bank Corp.	2,548	101,793
Farmers National Banc Corp.	8,681	120,232
FB Financial Corp.*	4,290	174,131
FCB Financial Holdings, Inc., Class A*	14,841	758,375
Fidelity Southern Corp.	9,809	226,294
Financial Institutions, Inc.	5,532	163,747
First Bancorp, Inc.	4,983	139,424
First Bancorp/NC	11,199	399,244
First Bancorp/PR*	82,974	499,503
First Bancshares, Inc. (The)(x)	3,122	100,685
First Busey Corp.	16,766	498,286
First Business Financial Services, Inc.	2,209	55,578
First Citizens BancShares, Inc., Class A	3,159	1,305,425
First Commonwealth Financial Corp.	41,087	580,559
First Community Bancshares, Inc.	5,857	174,831
First Connecticut Bancorp, Inc.	5,428	138,957
First Financial Bancorp	28,654	840,995
First Financial Bankshares, Inc.(x)	27,135	1,256,351
First Financial Corp.	4,484	186,534
First Financial Northwest, Inc.	2,694	45,125
First Foundation, Inc.*	11,592	214,916
First Guaranty Bancshares, Inc.(x)	1,281	33,293
First Internet Bancorp	2,171	80,327
First Interstate BancSystem, Inc., Class A	11,634	460,125
First Merchants Corp.	17,993	750,308
First Mid-Illinois Bancshares, Inc.	3,503	127,684
First Midwest Bancorp, Inc.	43,797	1,076,968
First Northwest Bancorp*	3,516	59,385
First of Long Island Corp. (The)	8,961	245,979
Flushing Financial Corp.	12,116	326,647
FNB Bancorp	1,598	58,790
Franklin Financial Network, Inc.*	5,195	169,357
Fulton Financial Corp.	73,186	1,299,052
German American Bancorp, Inc.	9,466	315,691
Glacier Bancorp, Inc.	33,026	1,267,538
Great Southern Bancorp, Inc.	4,001	199,850
Great Western Bancorp, Inc.	25,485	1,026,281
Green Bancorp, Inc.*	9,691	215,625
Guaranty Bancorp	9,478	268,701
Guaranty Bancshares, Inc.(x)	2,544	84,741
Hancock Holding Co.	35,636	1,842,381
Hanmi Financial Corp.	14,744	453,378
HarborOne Bancorp, Inc.*	6,305	111,346
Heartland Financial USA, Inc.	9,979	529,386
Heritage Commerce Corp.	14,437	237,922
Heritage Financial Corp.	13,649	417,659
Hilltop Holdings, Inc.	32,787	769,183
Home BancShares, Inc.	67,610	1,542,184
HomeTrust Bancshares, Inc.*	5,676	147,860
Hope Bancorp, Inc.	59,273	1,078,176
Horizon Bancorp	9,532	286,055
Howard Bancorp, Inc.*	2,716	53,777
IBERIABANK Corp.	21,922	1,709,916
Independent Bank Corp./MA	11,770	842,144
Independent Bank Corp./MI	7,276	166,620
Independent Bank Group, Inc.	8,372	591,900
International Bancshares Corp.	23,630	919,207
Investar Holding Corp.	2,574	66,538
Investors Bancorp, Inc.	110,590	1,508,448
Lakeland Bancorp, Inc.	19,393	384,951
Lakeland Financial Corp.	10,584	489,298
LCNB Corp.	2,553	48,507
LegacyTexas Financial Group, Inc.	20,359	871,772

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Live Oak Bancshares, Inc.	9,226	$256,483
Macatawa Bank Corp.	9,422	96,764
MainSource Financial Group, Inc.	10,767	437,679
MB Financial, Inc.	35,203	1,425,017
MBT Financial Corp.	5,663	60,877
Mercantile Bank Corp.	5,919	196,807
Metropolitan Bank Holding Corp.*	1,206	50,785
Middlefield Banc Corp.	816	40,066
Midland States Bancorp, Inc.	7,076	223,319
MidSouth Bancorp, Inc.	4,447	56,255
MidWestOne Financial Group, Inc.	4,047	134,725
MutualFirst Financial, Inc.	1,583	57,384
National Bank Holdings Corp., Class A	11,369	378,019
National Bankshares, Inc.	1,956	88,118
National Commerce Corp.*	4,547	198,022
NBT Bancorp, Inc.	18,617	660,531
Nicolet Bankshares, Inc.*	3,449	189,936
Northeast Bancorp(x)	2,000	41,000
Northrim Bancorp, Inc.	2,095	72,382
Norwood Financial Corp.	1,789	53,831
OFG Bancorp	18,755	195,990
Ohio Valley Banc Corp.(x)	1,243	52,020
Old Line Bancshares, Inc.	2,894	95,502
Old National Bancorp	55,982	946,096
Old Point Financial Corp.(x)	1,081	28,517
Old Second Bancorp, Inc.	10,079	140,098
Opus Bank	7,668	214,704
Orrstown Financial Services, Inc.	2,123	51,270
Pacific Mercantile Bancorp*	4,665	44,551
Pacific Premier Bancorp, Inc.*	17,010	683,802
Park National Corp.	6,201	643,416
Parke Bancorp, Inc.	1,745	36,296
Peapack Gladstone Financial Corp.	7,246	241,944
Penns Woods Bancorp, Inc.	1,629	68,923
Peoples Bancorp of North Carolina, Inc.	1,422	43,684
Peoples Bancorp, Inc.	6,136	217,521
Peoples Financial Services Corp.	2,040	93,126
People’s Utah Bancorp	5,091	164,439
Preferred Bank	5,028	322,798
Premier Financial Bancorp, Inc.	2,844	52,927
QCR Holdings, Inc.	4,535	203,395
RBB Bancorp	1,979	52,186
Reliant Bancorp, Inc.	2,121	48,338
Renasant Corp.	20,327	865,117
Republic Bancorp, Inc., Class A	4,395	168,329
Republic First Bancorp, Inc.(x)*	16,454	143,150
S&T Bancorp, Inc.	15,282	610,363
Sandy Spring Bancorp, Inc.	13,801	534,927
Seacoast Banking Corp. of Florida*	17,896	473,707
ServisFirst Bancshares, Inc.	20,643	842,647
Shore Bancshares, Inc.	3,887	73,309
Sierra Bancorp	3,926	104,589
Simmons First National Corp., Class A	35,219	1,001,981
SmartFinancial, Inc.*	2,203	51,903
South State Corp.	15,051	1,283,850
Southern First Bancshares, Inc.*	1,836	81,702
Southern National Bancorp of Virginia, Inc.	5,941	94,105
Southside Bancshares, Inc.	11,967	415,734
State Bank Financial Corp.	16,670	500,267
Sterling Bancorp	91,117	2,054,687
Stock Yards Bancorp, Inc.	9,886	346,999
Summit Financial Group, Inc.	3,527	88,210
Texas Capital Bancshares, Inc.*	21,580	1,940,041
Tompkins Financial Corp.	6,623	501,758
Towne Bank	26,122	747,089
TriCo Bancshares	10,195	379,458
TriState Capital Holdings, Inc.*	9,722	226,037
Triumph Bancorp, Inc.*	7,629	314,315
Trustmark Corp.	29,029	904,544
Two River Bancorp	2,192	39,566
UMB Financial Corp.	19,553	1,415,442
Umpqua Holdings Corp.	94,528	2,023,843
Union Bankshares Corp.	22,982	843,669
Union Bankshares, Inc.(x)	1,172	59,538
United Bankshares, Inc.(x)	42,844	1,510,251
United Community Banks, Inc.	32,055	1,014,541
United Security Bancshares	3,923	42,172
Unity Bancorp, Inc.	2,284	50,248
Univest Corp. of Pennsylvania	11,523	319,187
Valley National Bancorp	110,878	1,381,540
Veritex Holdings, Inc.*	6,156	170,337
Washington Trust Bancorp, Inc.	7,437	399,739
WesBanco, Inc.	18,101	765,672
West Bancorporation, Inc.	5,025	128,640
Westamerica Bancorp(x)	11,826	686,854
Wintrust Financial Corp.	24,121	2,075,611

		90,776,374

Capital Markets (1.2%)
Arlington Asset Investment Corp., Class A(x)	10,020	110,621
Artisan Partners Asset Management, Inc., Class A	19,511	649,716
Associated Capital Group, Inc., Class A	2,248	84,188
B. Riley Financial, Inc.	8,221	160,310
BrightSphere Investment Group plc	30,223	476,314
Cohen & Steers, Inc.	10,343	420,546
Cowen, Inc.(x)*	9,311	122,905
Diamond Hill Investment Group, Inc.	1,419	293,109
Donnelley Financial Solutions, Inc.*	10,575	181,573
Evercore, Inc., Class A	16,364	1,426,941
Financial Engines, Inc.	24,479	856,765
GAIN Capital Holdings, Inc.(x)	14,071	94,979
GAMCO Investors, Inc., Class A	2,931	72,777
Greenhill & Co., Inc.	7,496	138,676
Hamilton Lane, Inc., Class A	4,601	171,295
Houlihan Lokey, Inc.	11,017	491,358
INTL. FCStone, Inc.*	6,218	265,384
Investment Technology Group, Inc.	13,307	262,680
Ladenburg Thalmann Financial Services, Inc.	35,872	117,301
Medley Management, Inc., Class A	2,755	15,704
Moelis & Co., Class A	13,278	675,186
Oppenheimer Holdings, Inc., Class A	3,500	90,125
Piper Jaffray Cos.	6,845	568,477
PJT Partners, Inc., Class A	6,998	350,600
Pzena Investment Management, Inc., Class A	8,766	97,566
Safeguard Scientifics, Inc.*	5,750	70,438
Silvercrest Asset Management Group, Inc., Class A	2,079	31,601
Stifel Financial Corp.	28,273	1,674,609
Virtu Financial, Inc., Class A(x)	13,151	433,983
Virtus Investment Partners, Inc.	2,793	345,773
Waddell & Reed Financial, Inc., Class A(x)	34,456	696,356
Westwood Holdings Group, Inc.	2,867	161,957

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
WisdomTree Investments, Inc.	53,111	$487,028

		12,096,841

Consumer Finance (0.6%)
Curo Group Holdings Corp.*	1,922	33,058
Elevate Credit, Inc.(x)*	6,453	45,687
Encore Capital Group, Inc.(x)*	10,835	489,742
Enova International, Inc.*	12,671	279,396
EZCORP, Inc., Class A*	20,496	270,547
FirstCash, Inc.	19,660	1,597,375
Green Dot Corp., Class A*	19,665	1,261,706
LendingClub Corp.(x)*	141,764	496,174
Nelnet, Inc., Class A	7,958	417,079
PRA Group, Inc.(x)*	20,525	779,950
Regional Management Corp.*	3,720	118,445
World Acceptance Corp.*	2,560	269,568

		6,058,727

Diversified Financial Services (0.1%)
Cannae Holdings, Inc.*	26,581	501,318
Marlin Business Services Corp.	2,740	77,679
On Deck Capital, Inc.*	21,001	117,396
Tiptree, Inc.	8,038	51,041

		747,434

Insurance (2.2%)
Ambac Financial Group, Inc.*	21,070	330,378
American Equity Investment Life Holding Co.	38,531	1,131,270
AMERISAFE, Inc.	8,809	486,697
AmTrust Financial Services, Inc.(x)	36,753	452,429
Argo Group International Holdings Ltd.	14,961	858,761
Atlas Financial Holdings, Inc.*	3,395	35,138
Baldwin & Lyons, Inc., Class B	3,826	84,172
Blue Capital Reinsurance Holdings Ltd.(x)	1,799	21,948
Citizens, Inc.(x)*	15,186	111,162
CNO Financial Group, Inc.	71,463	1,548,603
Crawford & Co., Class B	7,989	65,670
Donegal Group, Inc., Class A	3,819	60,340
eHealth, Inc.*	7,202	103,061
EMC Insurance Group, Inc.	4,276	115,794
Employers Holdings, Inc.	13,914	562,821
Enstar Group Ltd.*	5,007	1,052,722
FBL Financial Group, Inc., Class A	4,524	313,739
Federated National Holding Co.	4,731	74,608
Genworth Financial, Inc., Class A*	220,847	624,997
Global Indemnity Ltd.	3,677	126,930
Greenlight Capital Re Ltd., Class A*	14,579	233,993
Hallmark Financial Services, Inc.*	8,141	72,618
HCI Group, Inc.	3,513	134,056
Health Insurance Innovations, Inc., Class A(x)*	3,605	104,185
Heritage Insurance Holdings, Inc.(x)	10,987	166,563
Horace Mann Educators Corp.	17,792	760,608
Independence Holding Co.	1,668	59,464
Infinity Property & Casualty Corp.	4,642	549,613
Investors Title Co.	447	89,355
James River Group Holdings Ltd.	10,722	380,309
Kemper Corp.	16,879	962,103
Kingstone Cos., Inc.	2,924	49,123
Kinsale Capital Group, Inc.	6,467	331,951
Maiden Holdings Ltd.	29,945	194,643
MBIA, Inc.(x)*	37,655	348,685
National General Holdings Corp.	21,333	518,605
National Western Life Group, Inc., Class A	996	303,660
Navigators Group, Inc. (The)	10,061	580,017
NI Holdings, Inc.*	4,530	75,651
Primerica, Inc.	18,825	1,818,496
RLI Corp.	16,705	1,058,930
Safety Insurance Group, Inc.	6,326	486,153
Selective Insurance Group, Inc.	25,372	1,540,080
State Auto Financial Corp.	6,631	189,448
Stewart Information Services Corp.	9,926	436,148
Third Point Reinsurance Ltd.*	37,146	518,187
Trupanion, Inc.(x)*	8,926	266,798
United Fire Group, Inc.	8,857	423,896
United Insurance Holdings Corp.	8,322	159,283
Universal Insurance Holdings, Inc.	14,979	477,830
WMIH Corp.*	69,668	98,929

		21,550,620

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
AG Mortgage Investment Trust, Inc. (REIT)	11,474	199,303
Anworth Mortgage Asset Corp. (REIT)	36,615	175,752
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	44,072	792,415
Ares Commercial Real Estate Corp. (REIT)	10,244	126,513
ARMOUR Residential REIT, Inc. (REIT)(x)	17,382	404,653
Capstead Mortgage Corp. (REIT)	44,494	384,873
Cherry Hill Mortgage Investment Corp. (REIT)	3,763	66,003
CYS Investments, Inc. (REIT)	69,155	464,722
Dynex Capital, Inc. (REIT)	19,425	128,788
Ellington Residential Mortgage REIT (REIT)(x)	3,640	39,894
Granite Point Mortgage Trust, Inc. (REIT)	18,605	307,727
Great Ajax Corp. (REIT)	6,627	89,796
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	21,264	414,648
Invesco Mortgage Capital, Inc. (REIT)	47,964	785,650
KKR Real Estate Finance Trust, Inc. (REIT)(x)	5,782	115,987
Ladder Capital Corp. (REIT)	32,833	495,122
MTGE Investment Corp. (REIT)	19,499	349,032
New York Mortgage Trust, Inc. (REIT)(x)	49,810	295,373
Orchid Island Capital, Inc. (REIT)(x)	24,734	182,290
Owens Realty Mortgage, Inc. (REIT)(x)	3,155	46,000
PennyMac Mortgage Investment Trust (REIT)‡	28,189	508,248
Redwood Trust, Inc. (REIT)	32,354	500,516
Resource Capital Corp. (REIT)	15,436	146,796
Sutherland Asset Management Corp. (REIT)	6,620	100,293
TPG RE Finance Trust, Inc. (REIT)	7,465	148,479
Western Asset Mortgage Capital Corp. (REIT)	19,183	185,883

		7,454,756

Thrifts & Mortgage Finance (2.1%)
BankFinancial Corp.	4,946	83,983
Bear State Financial, Inc.	5,776	59,204
Beneficial Bancorp, Inc.	33,077	514,347
BofI Holding, Inc.(x)*	26,737	1,083,651
Capitol Federal Financial, Inc.	59,734	737,715
Charter Financial Corp.	5,210	106,232
Clifton Bancorp, Inc.	8,137	127,344

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Dime Community Bancshares, Inc.	12,970	$238,648
Entegra Financial Corp.*	2,345	68,005
ESSA Bancorp, Inc.	2,395	35,135
Essent Group Ltd.*	34,730	1,478,109
Federal Agricultural Mortgage Corp., Class C	3,958	344,425
First Defiance Financial Corp.	3,884	222,631
Flagstar Bancorp, Inc.*	8,263	292,510
Greene County Bancorp, Inc.	722	26,497
Hingham Institution for Savings	629	129,574
Home Bancorp, Inc.	1,750	75,548
HomeStreet, Inc.*	11,373	325,836
Impac Mortgage Holdings, Inc.(x)*	3,554	28,077
Kearny Financial Corp.	36,087	469,131
LendingTree, Inc.*	2,724	893,881
Luther Burbank Corp.	3,634	43,644
Malvern Bancorp, Inc.*	2,007	52,182
Merchants Bancorp	2,135	45,903
Meridian Bancorp, Inc.	22,645	456,297
Meta Financial Group, Inc.	3,785	413,322
MGIC Investment Corp.*	160,997	2,092,961
Nationstar Mortgage Holdings, Inc.*	9,856	177,014
NMI Holdings, Inc., Class A*	22,652	374,891
Northfield Bancorp, Inc.	21,882	341,578
Northwest Bancshares, Inc.	42,762	708,139
OceanFirst Financial Corp.	16,695	446,591
Ocwen Financial Corp.(x)*	33,311	137,241
Oritani Financial Corp.	17,007	261,057
PCSB Financial Corp.*	7,607	159,595
PennyMac Financial Services, Inc., Class A*‡	5,008	113,431
PHH Corp.*	15,338	160,435
Provident Bancorp, Inc.*	1,281	34,011
Provident Financial Holdings, Inc.	1,986	35,927
Provident Financial Services, Inc.	27,146	694,666
Prudential Bancorp, Inc.	2,487	45,114
Radian Group, Inc.	94,069	1,791,074
Riverview Bancorp, Inc.	6,016	56,189
SI Financial Group, Inc.	3,260	46,944
Southern Missouri Bancorp, Inc.	1,794	65,660
Sterling Bancorp, Inc.	4,242	57,309
Territorial Bancorp, Inc.	2,524	74,862
Timberland Bancorp, Inc.	1,931	58,702
TrustCo Bank Corp.	42,511	359,218
United Community Financial Corp.	17,203	169,622
United Financial Bancorp, Inc.	25,781	417,652
Walker & Dunlop, Inc.	12,318	731,936
Washington Federal, Inc.	38,044	1,316,322
Waterstone Financial, Inc.	9,735	168,416
Western New England Bancorp, Inc.	8,828	94,018
WSFS Financial Corp.	13,151	629,933

		20,172,339

Total Financials		158,857,091

Health Care (15.0%)
Biotechnology (5.8%)
Abeona Therapeutics, Inc.(x)*	8,879	127,414
Acceleron Pharma, Inc.*	15,828	618,875
Achaogen, Inc.(x)*	14,236	184,356
Achillion Pharmaceuticals, Inc.*	58,235	216,052
Acorda Therapeutics, Inc.*	19,005	449,468
Adamas Pharmaceuticals, Inc.(x)*	7,051	168,519
Aduro Biotech, Inc.(x)*	19,735	183,536
Advaxis, Inc.(x)*	15,541	26,264
Agenus, Inc.(x)*	32,916	155,034
Aileron Therapeutics, Inc.*	1,492	12,130
Aimmune Therapeutics, Inc.*	14,575	463,922
Akebia Therapeutics, Inc.*	18,258	173,999
Alder Biopharmaceuticals, Inc.(x)*	25,178	319,761
Allena Pharmaceuticals, Inc.(x)*	1,426	15,715
AMAG Pharmaceuticals, Inc.*	15,370	309,706
Amicus Therapeutics, Inc.(x)*	77,487	1,165,404
AnaptysBio, Inc.*	7,647	795,900
Anavex Life Sciences Corp.(x)*	11,065	30,539
Apellis Pharmaceuticals, Inc.(x)*	3,649	80,679
Ardelyx, Inc.*	10,293	51,980
Arena Pharmaceuticals, Inc.*	19,213	758,914
ARMO BioSciences, Inc.(x)*	2,027	75,830
Array BioPharma, Inc.*	82,742	1,350,349
Arsanis, Inc.(x)*	1,272	29,116
Asterias Biotherapeutics, Inc.(x)*	8,275	11,999
Atara Biotherapeutics, Inc.(x)*	13,134	512,226
Athenex, Inc.(x)*	3,798	64,604
Athersys, Inc.(x)*	34,639	63,389
Audentes Therapeutics, Inc.*	9,580	287,879
Avexis, Inc.*	11,662	1,441,190
Axovant Sciences Ltd.(x)*	25,047	33,313
Bellicum Pharmaceuticals, Inc.(x)*	11,997	78,700
BioCryst Pharmaceuticals, Inc.(x)*	41,752	199,157
Biohaven Pharmaceutical Holding Co. Ltd.*	12,175	313,628
BioSpecifics Technologies Corp.*	1,808	80,167
BioTime, Inc.(x)*	24,335	65,461
Bluebird Bio, Inc.*	20,815	3,554,160
Blueprint Medicines Corp.*	17,739	1,626,666
Calithera Biosciences, Inc.*	14,559	91,722
Calyxt, Inc.(x)*	2,955	38,770
Cara Therapeutics, Inc.(x)*	12,300	152,274
Catalyst Pharmaceuticals, Inc.*	28,168	67,322
Celcuity, Inc.(x)*	1,053	17,353
Celldex Therapeutics, Inc.*	55,266	128,770
ChemoCentryx, Inc.*	7,250	98,600
Chimerix, Inc.*	19,420	100,984
Clovis Oncology, Inc.*	18,770	991,056
Coherus Biosciences, Inc.(x)*	15,663	173,076
Conatus Pharmaceuticals, Inc.*	8,248	48,416
Concert Pharmaceuticals, Inc.*	5,640	129,156
Corbus Pharmaceuticals Holdings, Inc.(x)*	14,135	86,224
Corvus Pharmaceuticals, Inc.*	2,645	30,497
Cue Biopharma, Inc.(x)*	2,561	35,982
Curis, Inc.*	40,153	26,232
Cytokinetics, Inc.*	16,173	116,446
CytomX Therapeutics, Inc.*	12,259	348,769
Deciphera Pharmaceuticals, Inc.(x)*	2,295	45,992
Denali Therapeutics, Inc.(x)*	4,721	92,956
Dynavax Technologies Corp.(x)*	26,225	520,566
Eagle Pharmaceuticals, Inc.*	3,524	185,680
Edge Therapeutics, Inc.(x)*	6,270	7,399
Editas Medicine, Inc.(x)*	15,844	525,229
Emergent BioSolutions, Inc.*	14,079	741,259
Enanta Pharmaceuticals, Inc.*	6,623	535,867
Epizyme, Inc.*	20,549	364,745
Esperion Therapeutics, Inc.*	7,223	522,440
Exact Sciences Corp.*	50,196	2,024,405
Fate Therapeutics, Inc.(x)*	14,475	141,276
FibroGen, Inc.*	29,544	1,364,933
Five Prime Therapeutics, Inc.*	13,079	224,697
Flexion Therapeutics, Inc.(x)*	14,615	327,522
Fortress Biotech, Inc.*	10,668	48,539
Foundation Medicine, Inc.*	6,671	525,341
G1 Therapeutics, Inc.*	5,548	205,553

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Genocea Biosciences, Inc.(x)*	23,291	$24,456
Genomic Health, Inc.*	9,111	285,083
Geron Corp.(x)*	73,802	313,659
Global Blood Therapeutics, Inc.*	16,778	810,377
Halozyme Therapeutics, Inc.*	50,471	988,727
Heron Therapeutics, Inc.(x)*	21,823	602,315
Idera Pharmaceuticals, Inc.*	41,317	76,023
Immune Design Corp.*	11,149	36,792
ImmunoGen, Inc.(x)*	43,167	454,117
Immunomedics, Inc.(x)*	44,038	643,395
Inovio Pharmaceuticals, Inc.(x)*	35,310	166,310
Insmed, Inc.*	32,722	736,899
Insys Therapeutics, Inc.(x)*	17,361	104,860
Intellia Therapeutics, Inc.(x)*	5,107	107,707
Invitae Corp.(x)*	12,423	58,264
Iovance Biotherapeutics, Inc.*	30,670	518,323
Ironwood Pharmaceuticals, Inc.*	56,868	877,473
Jounce Therapeutics, Inc.(x)*	7,344	164,138
Karyopharm Therapeutics, Inc.*	11,544	154,920
Keryx Biopharmaceuticals, Inc.(x)*	41,460	169,571
Kindred Biosciences, Inc.*	8,325	72,011
Kura Oncology, Inc.*	6,164	115,575
La Jolla Pharmaceutical Co.(x)*	6,938	206,614
Lexicon Pharmaceuticals, Inc.(x)*	17,906	153,454
Ligand Pharmaceuticals, Inc.*	8,617	1,423,184
Loxo Oncology, Inc.(x)*	9,415	1,086,209
MacroGenics, Inc.*	14,314	360,140
Madrigal Pharmaceuticals, Inc.(x)*	1,429	166,893
Matinas BioPharma Holdings, Inc.(x)*	16,825	12,868
MediciNova, Inc.(x)*	11,646	119,022
Merrimack Pharmaceuticals, Inc.(x)	6,060	48,783
Mersana Therapeutics, Inc.(x)*	3,154	49,739
MiMedx Group, Inc.(x)*	45,256	315,434
Minerva Neurosciences, Inc.*	15,642	97,763
Miragen Therapeutics, Inc.*	3,922	27,493
Momenta Pharmaceuticals, Inc.*	33,889	615,085
Myriad Genetics, Inc.*	27,760	820,308
NantKwest, Inc.(x)*	16,032	62,364
Natera, Inc.*	14,893	138,058
NewLink Genetics Corp.(x)*	12,989	94,170
Novavax, Inc.(x)*	132,598	278,456
Novelion Therapeutics, Inc.*	4,656	16,296
Nymox Pharmaceutical Corp.*	8,866	37,503
Organovo Holdings, Inc.(x)*	37,950	39,089
Otonomy, Inc.*	10,323	43,357
Ovid therapeutics, Inc.(x)*	3,585	25,346
PDL BioPharma, Inc.*	80,380	236,317
Pieris Pharmaceuticals, Inc.*	13,154	89,710
Portola Pharmaceuticals, Inc.*	24,228	791,286
Progenics Pharmaceuticals, Inc.(x)*	31,306	233,543
Protagonist Therapeutics, Inc.*	3,636	31,233
Prothena Corp. plc(x)*	16,710	613,424
PTC Therapeutics, Inc.*	17,158	464,295
Puma Biotechnology, Inc.*	12,169	828,100
Ra Pharmaceuticals, Inc.*	3,941	20,927
Radius Health, Inc.(x)*	15,555	559,047
Recro Pharma, Inc.(x)*	4,252	46,815
REGENXBIO, Inc.*	10,888	325,007
Repligen Corp.*	15,574	563,467
Retrophin, Inc.*	16,265	363,685
Rhythm Pharmaceuticals, Inc.(x)*	2,374	47,243
Rigel Pharmaceuticals, Inc.*	62,078	219,756
Sage Therapeutics, Inc.*	17,749	2,858,830
Sangamo Therapeutics, Inc.*	37,293	708,567
Sarepta Therapeutics, Inc.(x)*	25,965	1,923,747
Selecta Biosciences, Inc.(x)*	3,714	37,846
Seres Therapeutics, Inc.(x)*	10,186	74,765
Solid Biosciences, Inc.(x)*	2,626	19,695
Spark Therapeutics, Inc.(x)*	11,414	760,058
Spectrum Pharmaceuticals, Inc.*	36,069	580,350
Spero Therapeutics, Inc.(x)*	1,739	24,781
Stemline Therapeutics, Inc.*	7,571	115,836
Strongbridge Biopharma plc(x)*	8,883	78,615
Syndax Pharmaceuticals, Inc.*	3,999	56,906
Synergy Pharmaceuticals, Inc.(x)*	96,744	177,042
Syros Pharmaceuticals, Inc.(x)*	5,948	77,205
TG Therapeutics, Inc.(x)*	20,614	292,719
Tocagen, Inc.(x)*	5,032	59,629
Trevena, Inc.*	19,753	32,395
Ultragenyx Pharmaceutical, Inc.*	18,543	945,508
Vanda Pharmaceuticals, Inc.*	19,738	332,585
VBI Vaccines, Inc.(x)*	11,552	40,432
Veracyte, Inc.(x)*	7,435	41,339
Versartis, Inc.*	14,019	23,131
Voyager Therapeutics, Inc.(x)*	6,561	123,281
vTv Therapeutics, Inc., Class A(x)*	1,704	6,935
XBiotech, Inc.(x)*	9,319	49,857
Xencor, Inc.*	15,800	473,684
ZIOPHARM Oncology, Inc.(x)*	54,669	214,302

		56,464,567

Health Care Equipment & Supplies (3.7%)
Abaxis, Inc.	9,319	658,108
Accuray, Inc.(x)*	36,354	181,770
Analogic Corp.	5,395	517,381
AngioDynamics, Inc.*	16,329	281,675
Anika Therapeutics, Inc.*	6,582	327,257
Antares Pharma, Inc.(x)*	57,892	127,362
AtriCure, Inc.*	13,952	286,295
Atrion Corp.	614	387,618
AxoGen, Inc.*	12,805	467,383
Cantel Medical Corp.	15,954	1,777,434
Cardiovascular Systems, Inc.*	14,607	320,332
Cerus Corp.*	53,152	291,273
ConforMIS, Inc.*	15,922	23,087
CONMED Corp.	12,426	786,939
Corindus Vascular Robotics, Inc.(x)*	26,561	36,389
CryoLife, Inc.*	13,719	275,066
Cutera, Inc.*	5,810	291,953
Endologix, Inc.(x)*	37,929	160,440
FONAR Corp.*	1,921	57,246
GenMark Diagnostics, Inc.*	22,714	123,564
Glaukos Corp.(x)*	12,302	379,271
Globus Medical, Inc., Class A*	31,297	1,559,217
Haemonetics Corp.*	23,586	1,725,551
Halyard Health, Inc.*	20,694	953,580
Heska Corp.*	2,860	226,140
ICU Medical, Inc.*	6,509	1,642,872
Inogen, Inc.*	7,470	917,615
Insulet Corp.*	24,979	2,165,179
Integer Holdings Corp.*	13,224	747,817
Integra LifeSciences Holdings Corp.*	26,856	1,486,211
Invacare Corp.	14,898	259,225
iRhythm Technologies, Inc.*	6,231	392,241
K2M Group Holdings, Inc.*	18,127	343,507
Lantheus Holdings, Inc.*	14,243	226,464
LeMaitre Vascular, Inc.	6,160	223,177
LivaNova plc*	20,962	1,855,136
Masimo Corp.*	19,064	1,676,679
Meridian Bioscience, Inc.	18,438	261,820
Merit Medical Systems, Inc.*	20,373	923,916

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Natus Medical, Inc.*	13,817	$464,942
Neogen Corp.*	21,948	1,470,297
Nevro Corp.*	11,760	1,019,239
Novocure Ltd.*	24,190	527,342
NuVasive, Inc.*	21,730	1,134,523
NxStage Medical, Inc.*	28,511	708,783
Obalon Therapeutics, Inc.*	2,652	9,096
OraSure Technologies, Inc.*	24,462	413,163
Orthofix International NV*	7,654	449,902
OrthoPediatrics Corp.(x)*	996	15,000
Oxford Immunotec Global plc(x)*	7,281	90,648
Penumbra, Inc.*	12,291	1,421,454
Pulse Biosciences, Inc.(x)*	4,695	63,523
Quidel Corp.*	11,971	620,218
Quotient Ltd.(x)*	8,459	39,842
Rockwell Medical, Inc.(x)*	22,630	117,902
RTI Surgical, Inc.*	17,533	80,652
Sientra, Inc.(x)*	4,441	42,900
STAAR Surgical Co.*	17,437	258,068
Surmodics, Inc.*	7,108	270,459
Tactile Systems Technology, Inc.(x)*	6,256	198,941
Utah Medical Products, Inc.	957	94,599
Varex Imaging Corp.*	16,215	580,173
ViewRay, Inc.(x)*	9,305	59,831
Viveve Medical, Inc.(x)*	4,776	17,480
Wright Medical Group NV*	46,509	922,739

		36,435,906

Health Care Providers & Services (1.9%)
AAC Holdings, Inc.(x)*	3,894	44,703
Aceto Corp.	15,343	116,607
Addus HomeCare Corp.*	2,248	109,365
Almost Family, Inc.*	5,392	301,952
Amedisys, Inc.*	12,765	770,240
American Renal Associates Holdings, Inc.(x)*	5,160	97,266
AMN Healthcare Services, Inc.*	20,639	1,171,263
BioScrip, Inc.*	37,550	92,373
BioTelemetry, Inc.(x)*	13,103	406,848
Capital Senior Living Corp.*	12,832	137,944
Chemed Corp.	6,839	1,866,089
Civitas Solutions, Inc.*	7,601	117,055
Community Health Systems, Inc.(x)*	45,378	179,697
CorVel Corp.*	4,078	206,143
Cross Country Healthcare, Inc.*	14,840	164,872
Diplomat Pharmacy, Inc.*	19,893	400,844
Encompass Health Corp.	41,350	2,363,979
Ensign Group, Inc. (The)	20,569	540,965
Genesis Healthcare, Inc.(x)*	18,511	27,952
HealthEquity, Inc.*	21,612	1,308,390
Kindred Healthcare, Inc.*	37,041	338,925
LHC Group, Inc.*	6,509	400,694
Magellan Health, Inc.*	10,362	1,109,770
Molina Healthcare, Inc.(x)*	19,470	1,580,575
National HealthCare Corp.	4,640	276,683
National Research Corp., Class A	6,532	191,061
Owens & Minor, Inc.	27,054	420,690
PetIQ, Inc.(x)*	2,035	54,131
Providence Service Corp. (The)*	5,207	360,012
R1 RCM, Inc.*	42,583	304,043
RadNet, Inc.*	11,042	159,005
Select Medical Holdings Corp.*	47,427	818,116
Surgery Partners, Inc.(x)*	9,118	156,374
Tenet Healthcare Corp.*	34,614	839,390
Tivity Health, Inc.*	15,750	624,488
Triple-S Management Corp., Class B*	10,896	284,821
US Physical Therapy, Inc.	5,566	452,516

		18,795,841

Health Care Technology (0.8%)
Allscripts Healthcare Solutions, Inc.*	77,764	960,385
Castlight Health, Inc., Class B*	29,925	109,226
Computer Programs & Systems, Inc.	5,666	165,447
Cotiviti Holdings, Inc.*	15,845	545,702
Evolent Health, Inc., Class A(x)*	22,821	325,199
HealthStream, Inc.	10,885	270,275
HMS Holdings Corp.*	39,709	668,700
Inovalon Holdings, Inc., Class A(x)*	26,877	284,896
Medidata Solutions, Inc.*	24,559	1,542,551
NantHealth, Inc.(x)*	9,046	27,590
Omnicell, Inc.*	16,029	695,659
Quality Systems, Inc.*	25,253	344,703
Simulations Plus, Inc.	3,351	49,427
Tabula Rasa HealthCare, Inc.*	3,698	143,482
Teladoc, Inc.(x)*	24,365	981,910
Vocera Communications, Inc.*	12,175	285,139

		7,400,291

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.(x)*	12,404	283,431
Cambrex Corp.*	14,340	749,982
Codexis, Inc.*	12,338	135,718
Enzo Biochem, Inc.*	16,019	87,784
Fluidigm Corp.*	10,423	60,870
Luminex Corp.	18,009	379,450
Medpace Holdings, Inc.*	4,255	148,542
NanoString Technologies, Inc.*	6,207	46,615
NeoGenomics, Inc.(x)*	23,804	194,241
Pacific Biosciences of California, Inc.(x)*	45,417	93,105
PRA Health Sciences, Inc.*	21,332	1,769,702
Quanterix Corp.(x)*	1,395	23,771
Syneos Health, Inc.*	23,377	829,884

		4,803,095

Pharmaceuticals (2.3%)
Aclaris Therapeutics, Inc.(x)*	11,024	193,140
Aerie Pharmaceuticals, Inc.(x)*	14,098	764,817
Akcea Therapeutics, Inc.(x)*	7,662	196,224
Amphastar Pharmaceuticals, Inc.*	14,753	276,619
ANI Pharmaceuticals, Inc.*	3,692	214,948
Aratana Therapeutics, Inc.(x)*	10,995	48,488
Assembly Biosciences, Inc.*	6,906	339,361
Catalent, Inc.*	56,397	2,315,661
Clearside Biomedical, Inc.(x)*	6,597	70,786
Collegium Pharmaceutical, Inc.*	9,468	241,907
Corcept Therapeutics, Inc.(x)*	39,576	651,025
Corium International, Inc.(x)*	6,171	70,781
Depomed, Inc.*	18,470	121,717
Dermira, Inc.*	15,125	120,849
Dova Pharmaceuticals, Inc.(x)*	3,420	92,750
Durect Corp.*	42,081	90,053
Horizon Pharma plc*	70,491	1,000,972
Impax Laboratories, Inc.*	33,752	656,476
Innoviva, Inc.(x)*	32,472	541,308
Intersect ENT, Inc.*	10,818	425,147
Intra-Cellular Therapies, Inc.*	17,248	363,070
Kala Pharmaceuticals, Inc.(x)*	4,148	65,663
Lannett Co., Inc.(x)*	12,461	199,999
Medicines Co. (The)(x)*	30,187	994,360
Melinta Therapeutics, Inc.(x)*	5,545	41,033
Menlo Therapeutics, Inc.(x)*	1,867	70,162
MyoKardia, Inc.*	8,149	397,671
Nektar Therapeutics*	63,252	6,721,159
Neos Therapeutics, Inc.(x)*	8,123	67,421
Ocular Therapeutix, Inc.(x)*	12,606	82,065

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Odonate Therapeutics, Inc.*	1,769	$37,467
Omeros Corp.(x)*	18,992	212,141
Optinose, Inc.(x)*	1,192	23,864
Pacira Pharmaceuticals, Inc.*	17,778	553,785
Paratek Pharmaceuticals, Inc.*	11,739	152,607
Phibro Animal Health Corp., Class A	8,555	339,634
Prestige Brands Holdings, Inc.*	22,729	766,422
Reata Pharmaceuticals, Inc., Class A(x)*	4,729	96,992
resTORbio, Inc.*	1,649	15,797
Revance Therapeutics, Inc.*	10,582	325,926
scPharmaceuticals, Inc.(x)*	1,876	23,262
Sienna Biopharmaceuticals, Inc.*	4,402	82,670
Supernus Pharmaceuticals, Inc.*	20,639	945,266
Teligent, Inc.(x)*	13,428	45,118
Tetraphase Pharmaceuticals, Inc.*	21,220	65,145
TherapeuticsMD, Inc.(x)*	68,319	332,714
Theravance Biopharma, Inc.(x)*	18,305	443,896
WaVe Life Sciences Ltd.(x)*	5,692	228,249
Zogenix, Inc.*	14,264	571,273
Zynerba Pharmaceuticals, Inc.(x)*	3,672	31,910

		22,729,770

Total Health Care		146,629,470

Industrials (13.6%)
Aerospace & Defense (1.3%)
AAR Corp.	14,019	618,378
Aerojet Rocketdyne Holdings, Inc.*	30,049	840,471
Aerovironment, Inc.*	9,084	413,413
Astronics Corp.*	8,778	327,419
Axon Enterprise, Inc.(x)*	21,933	862,186
Cubic Corp.	11,708	744,629
Curtiss-Wright Corp.	18,634	2,516,895
Ducommun, Inc.*	2,983	90,624
Engility Holdings, Inc.*	5,477	133,639
Esterline Technologies Corp.*	11,126	813,867
KeyW Holding Corp. (The)(x)*	15,333	120,517
KLX, Inc.*	21,598	1,534,754
Kratos Defense & Security Solutions, Inc.(x)*	34,659	356,641
Mercury Systems, Inc.*	20,167	974,469
Moog, Inc., Class A*	13,689	1,128,110
National Presto Industries, Inc.(x)	1,575	147,656
Sparton Corp.*	2,726	47,460
Triumph Group, Inc.	21,549	543,035
Vectrus, Inc.*	3,456	128,701

		12,342,864

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	25,123	585,868
Atlas Air Worldwide Holdings, Inc.*	10,633	642,765
Echo Global Logistics, Inc.*	11,322	312,487
Forward Air Corp.	12,543	663,024
Hub Group, Inc., Class A*	15,407	644,783
Park-Ohio Holdings Corp.	2,898	112,587
Radiant Logistics, Inc.*	11,051	42,767

		3,004,281

Airlines (0.3%)
Allegiant Travel Co.	5,369	926,421
Hawaiian Holdings, Inc.	22,168	857,902
SkyWest, Inc.	21,928	1,192,883

		2,977,206

Building Products (1.2%)
AAON, Inc.	18,044	703,716
Advanced Drainage Systems, Inc.	15,862	410,826
American Woodmark Corp.*	6,058	596,410
Apogee Enterprises, Inc.	12,506	542,135
Armstrong Flooring, Inc.*	6,610	89,698
Builders FirstSource, Inc.*	46,666	925,853
Caesarstone Ltd.(x)	7,250	142,463
Continental Building Products, Inc.*	15,248	435,330
CSW Industrials, Inc.*	6,133	276,292
Gibraltar Industries, Inc.*	13,962	472,614
Griffon Corp.	9,467	172,773
Insteel Industries, Inc.	5,747	158,790
JELD-WEN Holding, Inc.*	28,574	874,936
Masonite International Corp.*	12,867	789,390
NCI Building Systems, Inc.*	17,890	316,653
Patrick Industries, Inc.*	9,927	613,985
PGT Innovations, Inc.*	18,819	350,974
Ply Gem Holdings, Inc.*	6,410	138,456
Quanex Building Products Corp.	11,057	192,392
Simpson Manufacturing Co., Inc.	18,397	1,059,483
Trex Co., Inc.*	12,552	1,365,280
Universal Forest Products, Inc.	26,928	873,814

		11,502,263

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	24,247	811,790
ACCO Brands Corp.	49,232	617,862
Advanced Disposal Services, Inc.*	20,240	450,947
Aqua Metals, Inc.(x)*	5,299	13,724
ARC Document Solutions, Inc.*	15,078	33,172
Brady Corp., Class A	21,233	788,806
Brink’s Co. (The)	19,752	1,409,305
Casella Waste Systems, Inc., Class A*	16,624	388,669
CECO Environmental Corp.	9,021	40,143
Covanta Holding Corp.	50,228	728,306
Deluxe Corp.	21,157	1,565,830
Ennis, Inc.	7,577	149,267
Essendant, Inc.	11,698	91,244
Healthcare Services Group, Inc.	30,602	1,330,575
Heritage-Crystal Clean, Inc.*	4,562	107,435
Herman Miller, Inc.	25,807	824,534
HNI Corp.	18,777	677,662
Hudson Technologies, Inc.(x)*	11,627	57,437
InnerWorkings, Inc.*	13,214	119,587
Interface, Inc.	27,657	696,956
Kimball International, Inc., Class B	14,724	250,897
Knoll, Inc.	23,389	472,224
LSC Communications, Inc.	10,867	189,629
Matthews International Corp., Class A	14,109	713,915
McGrath RentCorp	11,238	603,368
Mobile Mini, Inc.	19,743	858,821
MSA Safety, Inc.	13,994	1,164,861
Multi-Color Corp.(x)	6,516	430,382
NL Industries, Inc.*	2,063	16,195
Quad/Graphics, Inc.	13,189	334,341
RR Donnelley & Sons Co.	21,288	185,844
SP Plus Corp.*	6,268	223,141
Steelcase, Inc., Class A	37,440	509,184
Team, Inc.(x)*	9,344	128,480
Tetra Tech, Inc.	23,497	1,150,178
UniFirst Corp.	6,582	1,063,980
US Ecology, Inc.	9,556	509,335
Viad Corp.	8,934	468,588
VSE Corp.	2,764	142,954

		20,319,568

Construction & Engineering (1.1%)
Aegion Corp.*	14,928	342,000
Ameresco, Inc., Class A*	5,011	65,143
Argan, Inc.	4,477	192,287

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Chicago Bridge & Iron Co. NV*	43,673	$628,891
Comfort Systems USA, Inc.	16,717	689,576
Dycom Industries, Inc.*	13,271	1,428,358
EMCOR Group, Inc.	25,672	2,000,619
Granite Construction, Inc.	17,595	982,857
Great Lakes Dredge & Dock Corp.*	19,046	87,612
HC2 Holdings, Inc.*	10,638	55,956
IES Holdings, Inc.*	2,583	39,132
KBR, Inc.	60,532	980,013
Layne Christensen Co.(x)*	5,791	86,402
MasTec, Inc.*	29,148	1,371,413
MYR Group, Inc.*	4,878	150,340
Northwest Pipe Co.*	2,895	50,084
NV5 Global, Inc.*	2,520	140,490
Orion Group Holdings, Inc.*	7,379	48,628
Primoris Services Corp.	19,136	478,017
Sterling Construction Co., Inc.*	8,037	92,104
Tutor Perini Corp.*	16,223	357,717

		10,267,639

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	2,309	91,783
Atkore International Group, Inc.*	14,704	291,874
AZZ, Inc.	12,256	535,587
Babcock & Wilcox Enterprises, Inc.(x)*	11,792	51,531
Encore Wire Corp.	8,999	510,243
Energous Corp.(x)*	6,066	97,238
EnerSys	18,258	1,266,558
Generac Holdings, Inc.*	26,001	1,193,707
General Cable Corp.	21,520	636,992
LSI Industries, Inc.	7,420	60,176
Plug Power, Inc.(x)*	71,723	135,556
Powell Industries, Inc.	2,829	75,930
Preformed Line Products Co.	835	54,350
Revolution Lighting Technologies, Inc.(x)*	3,725	12,777
Sunrun, Inc.(x)*	35,527	317,256
Thermon Group Holdings, Inc.*	14,295	320,351
TPI Composites, Inc.*	3,418	76,734
Vicor Corp.*	5,331	152,200
Vivint Solar, Inc.(x)*	7,323	26,729

		5,907,572

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	16,398	574,750

Machinery (3.3%)
Actuant Corp., Class A	25,326	588,830
Alamo Group, Inc.	4,166	457,843
Albany International Corp., Class A	12,390	776,853
Altra Industrial Motion Corp.	12,205	560,820
American Railcar Industries, Inc.(x)	2,428	90,831
Astec Industries, Inc.	9,205	507,932
Barnes Group, Inc.	21,829	1,307,339
Blue Bird Corp.*	3,474	82,334
Briggs & Stratton Corp.	20,552	440,018
Chart Industries, Inc.*	13,471	795,193
CIRCOR International, Inc.	7,210	307,579
Columbus McKinnon Corp.	8,901	319,012
Commercial Vehicle Group, Inc.*	7,911	61,310
DMC Global, Inc.	4,355	116,496
Douglas Dynamics, Inc.	9,716	421,189
Eastern Co. (The)	1,714	48,849
Energy Recovery, Inc.(x)*	11,576	95,155
EnPro Industries, Inc.	9,551	739,056
ESCO Technologies, Inc.	10,872	636,556
Evoqua Water Technologies Corp.*	21,028	447,686
ExOne Co. (The)(x)*	3,743	27,249
Federal Signal Corp.	26,428	581,945
Franklin Electric Co., Inc.	21,325	868,994
FreightCar America, Inc.	3,243	43,456
Gencor Industries, Inc.*	2,377	38,270
Global Brass & Copper Holdings, Inc.	8,313	278,070
Gorman-Rupp Co. (The)	5,647	165,175
Graham Corp.	2,555	54,728
Greenbrier Cos., Inc. (The)(x)	11,713	588,578
Hardinge, Inc.	3,533	64,725
Harsco Corp.*	35,213	727,148
Hillenbrand, Inc.	27,529	1,263,581
Hurco Cos., Inc.	1,776	81,518
Hyster-Yale Materials Handling, Inc.	4,392	307,133
John Bean Technologies Corp.	13,508	1,531,806
Kadant, Inc.	4,843	457,664
Kennametal, Inc.	35,171	1,412,467
LB Foster Co., Class A*	2,560	60,288
Lindsay Corp.	4,676	427,573
Lydall, Inc.*	7,389	356,519
Manitowoc Co., Inc. (The)*	14,021	399,038
Meritor, Inc.*	36,454	749,494
Milacron Holdings Corp.*	28,150	566,941
Miller Industries, Inc.	3,119	77,975
Mueller Industries, Inc.	25,459	666,007
Mueller Water Products, Inc., Class A	67,166	730,094
Navistar International Corp.*	21,715	759,374
NN, Inc.	12,017	288,408
Omega Flex, Inc.	785	51,104
Proto Labs, Inc.*	10,540	1,238,977
RBC Bearings, Inc.*	9,909	1,230,698
REV Group, Inc.	11,689	242,664
Rexnord Corp.*	44,475	1,320,018
Spartan Motors, Inc.	10,659	183,335
SPX Corp.*	18,502	600,945
SPX FLOW, Inc.*	17,065	839,427
Standex International Corp.	5,376	512,602
Sun Hydraulics Corp.	11,756	629,651
Tennant Co.	7,630	516,551
Titan International, Inc.	20,810	262,414
TriMas Corp.*	21,198	556,448
Twin Disc, Inc.*	2,578	56,046
Wabash National Corp.	27,012	562,120
Watts Water Technologies, Inc., Class A	11,950	928,515
Woodward, Inc.	23,082	1,654,055

		33,760,669

Marine (0.1%)
Costamare, Inc.	15,325	95,628
Eagle Bulk Shipping, Inc.*	11,986	59,331
Genco Shipping & Trading Ltd.(x)*	2,279	32,407
Matson, Inc.	18,807	538,632
Navios Maritime Holdings, Inc.*	27,865	25,020
Safe Bulkers, Inc.*	14,766	46,808
Scorpio Bulkers, Inc.	18,754	132,216

		930,042

Professional Services (1.2%)
Acacia Research Corp.*	13,357	46,750
Barrett Business Services, Inc.	2,144	177,695
BG Staffing, Inc.	2,295	43,582
CBIZ, Inc.*	21,937	400,350
CRA International, Inc.	2,422	126,646
Exponent, Inc.	11,352	892,835
Forrester Research, Inc.	2,947	122,153

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Covey Co.*	2,738	$73,652
FTI Consulting, Inc.*	16,238	786,082
GP Strategies Corp.*	4,203	95,198
Heidrick & Struggles International, Inc.	5,336	166,750
Hill International, Inc.*	10,941	62,364
Huron Consulting Group, Inc.*	9,788	372,923
ICF International, Inc.	7,952	464,794
Insperity, Inc.	15,114	1,051,179
Kelly Services, Inc., Class A	12,999	377,491
Kforce, Inc.	9,653	261,114
Korn/Ferry International	23,263	1,200,137
Mistras Group, Inc.*	5,531	104,757
Navigant Consulting, Inc.*	20,732	398,884
On Assignment, Inc.*	22,008	1,802,014
Red Violet, Inc.(x)*	643	3,925
Resources Connection, Inc.	9,306	150,757
RPX Corp.	13,336	142,562
TriNet Group, Inc.*	18,265	846,035
TrueBlue, Inc.*	19,490	504,791
WageWorks, Inc.*	16,614	750,953
Willdan Group, Inc.*	2,439	69,146

		11,495,519

Road & Rail (0.8%)
ArcBest Corp.	11,053	354,249
Avis Budget Group, Inc.(x)*	31,518	1,476,303
Covenant Transportation Group, Inc., Class A*	3,482	103,868
Daseke, Inc.*	9,429	92,310
Heartland Express, Inc.	22,826	410,640
Hertz Global Holdings, Inc.*	25,210	500,419
Knight-Swift Transportation Holdings, Inc.	53,703	2,470,875
Marten Transport Ltd.	17,163	391,316
Roadrunner Transportation Systems, Inc.*	9,252	23,500
Saia, Inc.*	10,821	813,198
Schneider National, Inc., Class B	16,339	425,794
Universal Logistics Holdings, Inc.	2,597	54,927
Werner Enterprises, Inc.	21,842	797,233
YRC Worldwide, Inc.*	10,504	92,750

		8,007,382

Trading Companies & Distributors (1.2%)
Aircastle Ltd.	22,259	442,064
Applied Industrial Technologies, Inc.	17,102	1,246,736
Beacon Roofing Supply, Inc.*	28,881	1,532,714
BMC Stock Holdings, Inc.*	27,281	533,344
CAI International, Inc.*	4,762	101,240
DXP Enterprises, Inc.*	4,768	185,714
EnviroStar, Inc.(x)	1,052	41,291
Foundation Building Materials, Inc.*	4,120	61,429
GATX Corp.	17,058	1,168,302
GMS, Inc.*	12,558	383,772
H&E Equipment Services, Inc.	13,541	521,193
Herc Holdings, Inc.*	10,434	677,688
Huttig Building Products, Inc.(x)*	7,390	38,650
Kaman Corp.	12,730	790,788
Lawson Products, Inc.*	1,843	46,536
MRC Global, Inc.*	42,108	692,256
Nexeo Solutions, Inc.*	8,205	87,794
NOW, Inc.(x)*	46,908	479,400
Rush Enterprises, Inc., Class A*	12,826	544,977
Rush Enterprises, Inc., Class B*	1,763	71,190
SiteOne Landscape Supply, Inc.*	14,557	1,121,471
Textainer Group Holdings Ltd.*	7,833	132,769
Titan Machinery, Inc.*	5,308	125,056
Triton International Ltd.	19,794	605,696
Veritiv Corp.*	3,685	144,452
Willis Lease Finance Corp.*	1,410	48,335

		11,824,857

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	16,375	167,844

Total Industrials		133,082,456

Information Technology (16.0%)
Communications Equipment (1.5%)
Acacia Communications, Inc.(x)*	7,908	304,142
ADTRAN, Inc.	23,778	369,748
Aerohive Networks, Inc.*	8,036	32,465
Applied Optoelectronics, Inc.(x)*	5,746	143,995
CalAmp Corp.*	15,423	352,878
Calix, Inc.*	13,618	93,283
Casa Systems, Inc.(x)*	2,158	63,316
Ciena Corp.*	61,741	1,599,092
Clearfield, Inc.*	3,849	49,652
Comtech Telecommunications Corp.	9,848	294,357
Digi International, Inc.*	9,000	92,700
EMCORE Corp.*	9,275	52,868
Extreme Networks, Inc.*	47,261	523,179
Finisar Corp.(x)*	48,725	770,342
Harmonic, Inc.*	25,903	98,431
Infinera Corp.*	62,314	676,730
InterDigital, Inc.	15,176	1,116,954
KVH Industries, Inc.*	6,177	63,932
Lumentum Holdings, Inc.(x)*	26,414	1,685,212
NETGEAR, Inc.*	13,959	798,455
NetScout Systems, Inc.*	35,785	942,935
Oclaro, Inc.(x)*	71,885	687,221
Plantronics, Inc.	14,921	900,781
Quantenna Communications, Inc.*	6,770	92,749
Ribbon Communications, Inc.*	15,125	77,138
Ubiquiti Networks, Inc.(x)*	9,464	651,123
ViaSat, Inc.(x)*	23,088	1,517,343
Viavi Solutions, Inc.*	100,110	973,069

		15,024,090

Electronic Equipment, Instruments & Components (2.4%)
Akoustis Technologies, Inc.(x)*	2,630	15,333
Anixter International, Inc.*	12,290	930,968
AVX Corp.	20,423	338,001
Badger Meter, Inc.	13,271	625,728
Bel Fuse, Inc., Class B	3,185	60,197
Belden, Inc.	17,861	1,231,336
Benchmark Electronics, Inc.	22,857	682,281
Control4 Corp.*	7,811	167,780
CTS Corp.	13,933	378,978
Daktronics, Inc.	10,427	91,862
Electro Scientific Industries, Inc.*	13,954	269,731
ePlus, Inc.*	5,528	429,526
Fabrinet*	15,479	485,731
FARO Technologies, Inc.*	7,241	422,874
Fitbit, Inc., Class A(x)*	80,405	410,066
II-VI, Inc.*	26,300	1,075,670
Insight Enterprises, Inc.*	16,475	575,472
Iteris, Inc.*	7,219	35,806
Itron, Inc.*	14,409	1,030,964
KEMET Corp.*	22,583	409,430
Kimball Electronics, Inc.*	9,676	156,267
Knowles Corp.*	39,196	493,478
Littelfuse, Inc.	10,406	2,166,320
Maxwell Technologies, Inc.(x)*	10,121	60,018
Mesa Laboratories, Inc.(x)	1,307	194,011

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Methode Electronics, Inc.	15,770	$616,607
MicroVision, Inc.(x)*	21,651	24,466
MTS Systems Corp.	7,492	386,962
Napco Security Technologies, Inc.*	3,615	42,296
Novanta, Inc.*	14,202	740,634
OSI Systems, Inc.*	8,210	535,867
Park Electrochemical Corp.	5,486	92,384
PC Connection, Inc.	4,919	122,975
PCM, Inc.*	3,155	26,187
Plexus Corp.*	14,109	842,731
Radisys Corp.(x)*	11,796	7,561
Rogers Corp.*	7,765	928,228
Sanmina Corp.*	30,968	809,813
ScanSource, Inc.*	10,636	378,110
SYNNEX Corp.	12,844	1,520,729
Systemax, Inc.	4,554	130,017
Tech Data Corp.*	15,102	1,285,632
TTM Technologies, Inc.*	40,003	611,646
VeriFone Systems, Inc.*	46,971	722,414
Vishay Intertechnology, Inc.	59,196	1,101,045
Vishay Precision Group, Inc.*	3,292	102,546

		23,766,678

Internet Software & Services (3.5%)
2U, Inc.*	20,442	1,717,741
Alarm.com Holdings, Inc.(x)*	9,079	342,641
Alteryx, Inc., Class A(x)*	9,952	339,761
Amber Road, Inc.*	6,001	53,409
Appfolio, Inc., Class A*	2,953	120,630
Apptio, Inc., Class A*	8,637	244,773
Benefitfocus, Inc.(x)*	5,097	124,367
Blucora, Inc.*	18,782	462,037
Box, Inc., Class A*	34,418	707,290
Brightcove, Inc.*	10,351	71,939
Carbonite, Inc.*	10,488	302,054
Cardlytics, Inc.*	1,400	20,482
Care.com, Inc.*	4,542	73,898
Cars.com, Inc.*	30,751	871,176
ChannelAdvisor Corp.*	7,836	71,308
Cimpress NV(x)*	10,759	1,664,417
Cloudera, Inc.*	42,132	909,209
CommerceHub, Inc., Series A*	4,458	100,305
CommerceHub, Inc., Series C*	12,072	271,499
Cornerstone OnDemand, Inc.*	23,505	919,281
Coupa Software, Inc.*	13,678	623,990
DHI Group, Inc.*	16,822	26,915
Endurance International Group Holdings, Inc.*	20,419	151,101
Envestnet, Inc.*	18,613	1,066,525
Etsy, Inc.*	50,766	1,424,494
Five9, Inc.*	22,605	673,403
Gogo, Inc.(x)*	17,263	148,980
GrubHub, Inc.(x)*	36,840	3,738,156
GTT Communications, Inc.*	12,642	716,801
Hortonworks, Inc.*	21,210	432,048
Instructure, Inc.*	9,204	387,949
Internap Corp.*	6,381	70,191
j2 Global, Inc.	20,435	1,612,730
Leaf Group Ltd.*	3,588	25,295
Limelight Networks, Inc.*	28,305	116,334
Liquidity Services, Inc.*	8,605	55,933
LivePerson, Inc.*	23,025	376,459
Meet Group, Inc. (The)*	21,661	45,271
MINDBODY, Inc., Class A*	17,591	684,290
MuleSoft, Inc., Class A*	10,004	439,976
New Relic, Inc.*	12,883	954,888
NIC, Inc.	29,751	395,688
Nutanix, Inc., Class A*	46,443	2,280,816
Okta, Inc.*	8,365	333,345
Ominto, Inc.(x)*	4,408	12,651
Q2 Holdings, Inc.*	12,946	589,690
QuinStreet, Inc.*	11,317	144,518
Quotient Technology, Inc.*	30,482	399,314
Reis, Inc.	3,234	69,369
SendGrid, Inc.*	2,622	73,783
Shutterstock, Inc.*	8,374	403,208
SPS Commerce, Inc.*	8,181	524,157
Stamps.com, Inc.*	6,821	1,371,362
TechTarget, Inc.*	5,516	109,658
Tintri, Inc.(x)*	4,490	7,678
Trade Desk, Inc. (The), Class A(x)*	10,171	504,685
TrueCar, Inc.*	29,222	276,440
Tucows, Inc., Class A(x)*	2,855	159,880
Twilio, Inc., Class A*	26,596	1,015,435
Veritone, Inc.(x)*	698	9,716
Web.com Group, Inc.*	17,792	322,035
XO Group, Inc.*	7,178	148,944
Yelp, Inc.*	33,947	1,417,287
Yext, Inc.(x)*	7,504	94,926

		33,824,531

IT Services (1.7%)
Acxiom Corp.*	34,936	793,397
Blackhawk Network Holdings, Inc.*	24,313	1,086,791
CACI International, Inc., Class A*	10,614	1,606,429
Cardtronics plc, Class A*	19,894	443,835
Cass Information Systems, Inc.	6,063	360,809
Convergys Corp.	40,863	924,321
CSG Systems International, Inc.	15,663	709,377
EPAM Systems, Inc.*	21,155	2,422,672
Everi Holdings, Inc.*	20,324	133,529
Evertec, Inc.	26,166	427,814
ExlService Holdings, Inc.*	15,126	843,577
Hackett Group, Inc. (The)	7,473	120,016
Information Services Group, Inc.*	10,428	43,589
ManTech International Corp., Class A	11,524	639,236
MAXIMUS, Inc.	26,995	1,801,646
MoneyGram International, Inc.*	9,404	81,062
Perficient, Inc.*	15,053	345,015
Presidio, Inc.*	9,241	144,529
Science Applications International Corp.	18,049	1,422,261
ServiceSource International, Inc.*	21,470	81,801
StarTek, Inc.*	3,394	33,193
Sykes Enterprises, Inc.*	19,018	550,381
Syntel, Inc.*	13,160	335,975
Travelport Worldwide Ltd.	53,192	869,157
TTEC Holdings, Inc.	4,965	152,426
Unisys Corp.(x)*	15,029	161,562
Virtusa Corp.*	11,609	562,572

		17,096,972

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Energy Industries, Inc.*	16,952	1,083,233
Alpha & Omega Semiconductor Ltd.*	6,100	94,245
Ambarella, Inc.(x)*	14,479	709,326
Amkor Technology, Inc.*	44,065	446,378
Aquantia Corp.(x)*	1,755	27,554
Axcelis Technologies, Inc.*	12,919	317,807
AXT, Inc.*	11,783	85,427
Brooks Automation, Inc.	31,688	858,111
Cabot Microelectronics Corp.	10,811	1,157,966
CEVA, Inc.*	9,407	340,533

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cirrus Logic, Inc.*	28,230	$1,146,985
Cohu, Inc.	11,814	269,477
Cree, Inc.*	41,987	1,692,496
CyberOptics Corp.(x)*	2,196	39,528
Diodes, Inc.*	18,349	558,911
DSP Group, Inc.*	6,052	71,414
Entegris, Inc.	61,431	2,137,798
FormFactor, Inc.*	30,454	415,697
GSI Technology, Inc.*	4,392	32,545
Ichor Holdings Ltd.(x)*	5,356	129,669
Impinj, Inc.(x)*	8,088	105,306
Inphi Corp.(x)*	17,410	524,041
Integrated Device Technology, Inc.*	57,612	1,760,623
Kopin Corp.(x)*	17,197	53,655
Lattice Semiconductor Corp.*	52,422	291,991
MACOM Technology Solutions Holdings, Inc.(x)*	17,039	282,847
MaxLinear, Inc.*	25,848	588,042
MKS Instruments, Inc.	22,795	2,636,241
Monolithic Power Systems, Inc.	17,370	2,010,925
Nanometrics, Inc.*	10,477	281,831
NeoPhotonics Corp.(x)*	10,233	70,096
NVE Corp.	1,563	129,901
PDF Solutions, Inc.*	8,685	101,267
Photronics, Inc.*	19,710	162,608
Pixelworks, Inc.*	9,062	35,070
Power Integrations, Inc.	12,172	831,956
Rambus, Inc.*	48,671	653,652
Rudolph Technologies, Inc.*	12,302	340,765
Semtech Corp.*	28,930	1,129,717
Sigma Designs, Inc.*	12,627	78,287
Silicon Laboratories, Inc.*	17,964	1,614,964
SMART Global Holdings, Inc.*	2,840	141,546
SunPower Corp.(x)*	19,140	152,737
Synaptics, Inc.*	15,985	730,994
Ultra Clean Holdings, Inc.*	15,512	298,606
Veeco Instruments, Inc.*	20,581	349,877
Xcerra Corp.*	16,016	186,586
Xperi Corp.	21,471	454,112

		27,613,343

Software (3.7%)
8x8, Inc.*	38,883	725,168
A10 Networks, Inc.*	14,756	85,880
ACI Worldwide, Inc.*	50,935	1,208,178
Agilysys, Inc.*	5,283	62,973
American Software, Inc., Class A	8,624	112,112
Aspen Technology, Inc.*	31,670	2,498,445
Blackbaud, Inc.	20,589	2,096,165
Blackline, Inc.*	11,984	469,893
Bottomline Technologies de, Inc.*	17,981	696,764
Callidus Software, Inc.*	28,914	1,039,458
CommVault Systems, Inc.*	17,669	1,010,667
Digimarc Corp.(x)*	3,208	76,832
Ebix, Inc.(x)	10,647	793,202
Ellie Mae, Inc.*	14,649	1,346,829
Everbridge, Inc.*	7,417	271,462
Fair Isaac Corp.*	12,665	2,145,070
ForeScout Technologies, Inc.*	1,702	55,213
Glu Mobile, Inc.*	30,361	114,461
HubSpot, Inc.*	14,818	1,604,789
Imperva, Inc.*	13,867	600,441
MicroStrategy, Inc., Class A*	4,097	528,472
Mitek Systems, Inc.*	9,920	73,408
MobileIron, Inc.*	17,450	86,378
Model N, Inc.*	7,677	138,570
Monotype Imaging Holdings, Inc.	19,455	436,765
Park City Group, Inc.(x)*	3,650	31,938
Paycom Software, Inc.(x)*	20,847	2,238,758
Paylocity Holding Corp.*	11,192	573,366
Pegasystems, Inc.	16,587	1,006,002
Progress Software Corp.	20,725	796,876
Proofpoint, Inc.*	18,986	2,157,758
PROS Holdings, Inc.(x)*	11,794	389,320
QAD, Inc., Class A	3,170	132,031
Qualys, Inc.*	13,357	971,722
Rapid7, Inc.*	10,857	277,613
RealNetworks, Inc.*	10,708	32,766
RealPage, Inc.*	24,895	1,282,093
RingCentral, Inc., Class A*	27,303	1,733,741
Rosetta Stone, Inc.*	4,737	62,292
Rubicon Project, Inc. (The)*	16,012	28,822
SailPoint Technologies Holding, Inc.*	6,027	124,699
SecureWorks Corp., Class A*	4,296	34,712
Synchronoss Technologies, Inc.*	13,500	142,425
Telenav, Inc.*	10,289	55,561
TiVo Corp.	51,553	698,543
Upland Software, Inc.*	2,276	65,526
Varonis Systems, Inc.*	8,530	516,065
VASCO Data Security International, Inc.*	8,859	114,724
Verint Systems, Inc.*	28,305	1,205,793
VirnetX Holding Corp.(x)*	16,381	64,705
Workiva, Inc.*	7,328	173,674
Zendesk, Inc.*	42,549	2,036,820
Zix Corp.*	18,381	78,487

		35,304,427

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp.(x)*	47,971	555,984
Avid Technology, Inc.*	11,613	52,723
CPI Card Group, Inc.(x)	1,193	3,597
Cray, Inc.*	18,080	374,256
Diebold Nixdorf, Inc.(x)	32,443	499,622
Eastman Kodak Co.*	6,184	33,084
Electronics For Imaging, Inc.*	19,866	542,938
Immersion Corp.(x)*	9,249	110,526
Intevac, Inc.*	6,088	42,007
Pure Storage, Inc., Class A*	41,461	827,147
Quantum Corp.(x)*	8,859	32,247
Stratasys Ltd.*	22,567	455,402
Super Micro Computer, Inc.*	16,746	284,682
USA Technologies, Inc.*	15,657	140,913

		3,955,128

Total Information Technology		156,585,169

Materials (3.9%)
Chemicals (1.9%)
A Schulman, Inc.	12,572	540,596
Advanced Emissions Solutions, Inc.	1,353	15,451
AdvanSix, Inc.*	12,808	445,462
AgroFresh Solutions, Inc.(x)*	6,864	50,450
American Vanguard Corp.	12,345	249,369
Balchem Corp.	13,365	1,092,589
Chase Corp.	3,051	355,289
Core Molding Technologies, Inc.	2,295	40,920
Ferro Corp.*	35,537	825,169
Flotek Industries, Inc.*	17,574	107,201
FutureFuel Corp.	8,462	101,459
GCP Applied Technologies, Inc.*	30,982	900,027
Hawkins, Inc.	2,759	96,979
HB Fuller Co.	21,875	1,087,844

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ingevity Corp.*	18,644	$1,373,876
Innophos Holdings, Inc.	8,383	337,080
Innospec, Inc.	10,572	725,239
Intrepid Potash, Inc.(x)*	30,049	109,378
KMG Chemicals, Inc.	5,499	329,665
Koppers Holdings, Inc.*	8,867	364,434
Kraton Corp.*	12,696	605,726
Kronos Worldwide, Inc.	6,744	152,414
LSB Industries, Inc.(x)*	7,189	44,069
Minerals Technologies, Inc.	15,720	1,052,454
OMNOVA Solutions, Inc.*	13,488	141,624
PolyOne Corp.	34,328	1,459,628
PQ Group Holdings, Inc.*	9,199	128,510
Quaker Chemical Corp.	5,628	833,676
Rayonier Advanced Materials, Inc.	20,281	435,433
Sensient Technologies Corp.	19,347	1,365,511
Stepan Co.	8,666	720,838
Trecora Resources*	5,663	77,017
Tredegar Corp.	8,157	146,418
Trinseo SA	19,091	1,413,689
Tronox Ltd., Class A	38,062	701,863
Valhi, Inc.	8,544	51,777

		18,479,124

Construction Materials (0.2%)
Forterra, Inc.(x)*	5,527	45,985
Summit Materials, Inc., Class A*	47,768	1,446,415
United States Lime & Minerals, Inc.	696	50,933
US Concrete, Inc.(x)*	6,960	420,384

		1,963,717

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,031	576,369
Greif, Inc., Class B	1,850	107,762
Myers Industries, Inc.	6,838	144,624
UFP Technologies, Inc.*	2,013	59,384

		888,139

Metals & Mining (1.1%)
AK Steel Holding Corp.(x)*	138,078	625,493
Allegheny Technologies, Inc.(x)*	52,361	1,239,908
Ampco-Pittsburgh Corp.	2,641	23,505
Carpenter Technology Corp.	19,903	878,120
Century Aluminum Co.*	21,887	362,011
Cleveland-Cliffs, Inc.(x)*	127,280	884,596
Coeur Mining, Inc.*	76,371	610,968
Commercial Metals Co.	48,775	997,937
Compass Minerals International, Inc.(x)	14,464	872,179
Gold Resource Corp.	16,410	74,009
Haynes International, Inc.	3,563	132,223
Hecla Mining Co.	167,661	615,316
Kaiser Aluminum Corp.	7,491	755,842
Klondex Mines Ltd.(x)*	78,061	183,443
Materion Corp.	9,335	476,552
Olympic Steel, Inc.	3,182	65,263
Ramaco Resources, Inc.(x)*	2,869	20,628
Ryerson Holding Corp.*	4,397	35,836
Schnitzer Steel Industries, Inc., Class A	11,287	365,134
SunCoke Energy, Inc.*	27,708	298,138
TimkenSteel Corp.*	16,962	257,653
Warrior Met Coal, Inc.(x)	13,961	391,048
Worthington Industries, Inc.	19,742	847,327

		11,013,129

Paper & Forest Products (0.6%)
Boise Cascade Co.	16,601	640,799
Clearwater Paper Corp.*	7,157	279,839
KapStone Paper and Packaging Corp.	36,925	1,266,897
Louisiana-Pacific Corp.	62,940	1,810,783
Neenah, Inc.	7,381	578,670
PH Glatfelter Co.	18,673	383,357
Schweitzer-Mauduit International, Inc.	14,625	572,569
Verso Corp., Class A*	9,994	168,299

		5,701,213

Total Materials		38,045,322

Real Estate (5.7%)
Equity Real Estate Investment Trusts (REITs) (5.3%)
Acadia Realty Trust (REIT)	34,495	848,577
Agree Realty Corp. (REIT)	11,340	544,774
Alexander & Baldwin, Inc. (REIT)	30,039	694,802
Alexander’s, Inc. (REIT)	980	373,605
American Assets Trust, Inc. (REIT)	18,866	630,313
Americold Realty Trust (REIT)(x)	21,645	412,987
Armada Hoffler Properties, Inc. (REIT)	19,149	262,150
Ashford Hospitality Prime, Inc. (REIT)	8,107	78,800
Ashford Hospitality Trust, Inc. (REIT)	22,518	145,466
Bluerock Residential Growth REIT, Inc. (REIT)(x)	6,498	55,233
CareTrust REIT, Inc. (REIT)	30,839	413,243
CatchMark Timber Trust, Inc. (REIT), Class A	12,303	153,418
CBL & Associates Properties, Inc. (REIT)(x)	74,376	310,148
Cedar Realty Trust, Inc. (REIT)	27,509	108,385
Chatham Lodging Trust (REIT)	18,314	350,713
Chesapeake Lodging Trust (REIT)	25,607	712,131
City Office REIT, Inc. (REIT)	9,917	114,641
Clipper Realty, Inc. (REIT)(x)	5,015	42,477
Community Healthcare Trust, Inc. (REIT)	4,940	127,156
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	3,610	135,519
Cousins Properties, Inc. (REIT)	181,048	1,571,496
DiamondRock Hospitality Co. (REIT)	86,518	903,248
Easterly Government Properties, Inc. (REIT)	15,539	316,996
EastGroup Properties, Inc. (REIT)	14,497	1,198,322
Education Realty Trust, Inc. (REIT)	32,456	1,062,934
Farmland Partners, Inc. (REIT)(x)	11,144	93,052
First Industrial Realty Trust, Inc. (REIT)	52,031	1,520,865
Four Corners Property Trust, Inc. (REIT)	26,610	614,425
Franklin Street Properties Corp. (REIT)	43,703	367,542
Front Yard Residential Corp. (REIT)	22,307	224,185
GEO Group, Inc. (The) (REIT)	54,421	1,113,998
Getty Realty Corp. (REIT)	12,848	324,027
Gladstone Commercial Corp. (REIT)	11,724	203,294
Global Medical REIT, Inc. (REIT)(x)	5,099	35,438
Global Net Lease, Inc. (REIT)(x)	28,234	476,590
Government Properties Income Trust (REIT)	36,069	492,703
Gramercy Property Trust (REIT)	69,103	1,501,608
Healthcare Realty Trust, Inc. (REIT)	52,582	1,457,047
Hersha Hospitality Trust (REIT)	16,769	300,165
Independence Realty Trust, Inc. (REIT)	32,452	297,909

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Logistics Properties Trust (REIT)*	5,553	$112,948
InfraREIT, Inc. (REIT)	18,566	360,737
Investors Real Estate Trust (REIT)	56,922	295,425
iStar, Inc. (REIT)*	32,553	331,064
Jernigan Capital, Inc. (REIT)(x)	4,088	73,993
Kite Realty Group Trust (REIT)	37,322	568,414
LaSalle Hotel Properties (REIT)	49,852	1,446,207
Lexington Realty Trust (REIT)	96,687	760,927
LTC Properties, Inc. (REIT)	18,092	687,496
Mack-Cali Realty Corp. (REIT)	40,481	676,438
MedEquities Realty Trust, Inc. (REIT)	8,351	87,769
Monmouth Real Estate Investment Corp. (REIT)	32,982	496,049
National Health Investors, Inc. (REIT)	17,115	1,151,668
National Storage Affiliates Trust (REIT)	20,695	519,031
New Senior Investment Group, Inc. (REIT)	35,803	292,869
NexPoint Residential Trust, Inc. (REIT)	5,083	126,262
NorthStar Realty Europe Corp. (REIT)	24,390	317,558
One Liberty Properties, Inc. (REIT)	4,762	105,240
Pebblebrook Hotel Trust (REIT)(x)	30,633	1,052,244
Pennsylvania REIT (REIT)(x)	30,368	293,051
Physicians Realty Trust (REIT)	76,618	1,192,942
PotlatchDeltic Corp. (REIT)	26,597	1,384,374
Preferred Apartment Communities, Inc. (REIT), Class A	15,083	214,028
PS Business Parks, Inc. (REIT)	8,576	969,431
QTS Realty Trust, Inc. (REIT), Class A	21,019	761,308
Quality Care Properties, Inc. (REIT)*	40,863	793,968
RAIT Financial Trust (REIT)(x)	31,472	5,083
Ramco-Gershenson Properties Trust (REIT)	34,636	428,101
Retail Opportunity Investments Corp. (REIT)	48,721	860,900
Rexford Industrial Realty, Inc. (REIT)	32,006	921,453
RLJ Lodging Trust (REIT)	74,898	1,456,017
Ryman Hospitality Properties, Inc. (REIT)	18,849	1,459,855
Sabra Health Care REIT, Inc. (REIT)	74,960	1,323,044
Safety Income & Growth, Inc. (REIT)(x)	2,515	40,215
Saul Centers, Inc. (REIT)	4,611	235,023
Select Income REIT (REIT)	28,779	560,615
Seritage Growth Properties (REIT), Class A(x)	11,015	391,583
STAG Industrial, Inc. (REIT)	40,359	965,387
Summit Hotel Properties, Inc. (REIT)	44,902	611,116
Sunstone Hotel Investors, Inc. (REIT)	98,940	1,505,867
Terreno Realty Corp. (REIT)	22,936	791,521
Tier REIT, Inc. (REIT)	20,797	384,329
UMH Properties, Inc. (REIT)	9,160	122,836
Universal Health Realty Income Trust (REIT)	5,127	308,133
Urban Edge Properties (REIT)	43,783	934,767
Urstadt Biddle Properties, Inc. (REIT), Class A	11,545	222,819
Washington Prime Group, Inc. (REIT)(x)	82,126	547,780
Washington REIT (REIT)	33,810	923,013
Whitestone REIT (REIT)(x)	11,375	118,186
Xenia Hotels & Resorts, Inc. (REIT)	48,582	958,037

		51,737,503

Real Estate Management & Development (0.4%)
Altisource Portfolio Solutions SA(x)*	3,531	93,783
Consolidated-Tomoka Land Co.	1,143	71,838
Forestar Group, Inc.(x)*	3,448	72,925
FRP Holdings, Inc.*	1,943	108,808
HFF, Inc., Class A	15,694	779,992
Kennedy-Wilson Holdings, Inc.	51,402	894,394
Marcus & Millichap, Inc.*	6,116	220,543
Maui Land & Pineapple Co., Inc.*	2,036	23,719
Newmark Group, Inc., Class A*	6,308	95,819
Rafael Holdings, Inc., Class B(x)*	2,856	13,852
RE/MAX Holdings, Inc., Class A	7,848	474,412
Redfin Corp.(x)*	24,636	562,440
RMR Group, Inc. (The), Class A	2,628	183,829
St Joe Co. (The)*	20,220	381,147
Stratus Properties, Inc.*	2,002	60,460
Tejon Ranch Co.*	5,848	135,147
Transcontinental Realty Investors, Inc.(x)*	651	26,437
Trinity Place Holdings, Inc.*	6,698	43,537

		4,243,082

Total Real Estate		55,980,585

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
ATN International, Inc.	4,129	246,171
Cincinnati Bell, Inc.*	18,757	259,784
Cogent Communications Holdings, Inc.	18,398	798,473
Consolidated Communications Holdings, Inc.(x)	30,373	332,888
Frontier Communications Corp.(x)	33,857	251,219
Globalstar, Inc.(x)*	221,645	152,381
Hawaiian Telcom Holdco, Inc.*	3,964	105,760
IDT Corp., Class B*	5,712	35,814
Intelsat SA*	10,223	38,438
Iridium Communications, Inc.(x)*	40,738	458,303
Ooma, Inc.*	5,436	59,252
ORBCOMM, Inc.*	27,957	261,957
pdvWireless, Inc.*	2,672	79,759
Vonage Holdings Corp.*	86,760	923,995
Windstream Holdings, Inc.(x)	58,640	82,682

		4,086,876

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	16,193	401,101
Shenandoah Telecommunications Co.	20,785	748,260
Spok Holdings, Inc.	6,592	98,550

		1,247,911

Total Telecommunication Services		5,334,787

Utilities (3.0%)
Electric Utilities (0.9%)
ALLETE, Inc.	21,674	1,565,947
El Paso Electric Co.	17,944	915,144
Genie Energy Ltd., Class B	4,318	21,547
IDACORP, Inc.	21,335	1,883,240
MGE Energy, Inc.	15,212	853,393

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Otter Tail Corp.	17,806	$771,890
PNM Resources, Inc.	35,163	1,344,985
Portland General Electric Co.	38,290	1,551,128
Spark Energy, Inc., Class A(x)	3,334	39,508

		8,946,782

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	6,680	469,938
New Jersey Resources Corp.	37,713	1,512,291
Northwest Natural Gas Co.	11,947	688,745
ONE Gas, Inc.	22,243	1,468,483
RGC Resources, Inc.	1,976	50,190
South Jersey Industries, Inc.	34,705	977,293
Southwest Gas Holdings, Inc.*	19,780	1,337,721
Spire, Inc.	20,638	1,492,127
WGL Holdings, Inc.	22,203	1,857,281

		9,854,069

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.(x)*	38,128	80,069
Dynegy, Inc.*	54,085	731,229
NRG Yield, Inc., Class A	13,624	223,979
NRG Yield, Inc., Class C(x)	27,827	473,059
Ormat Technologies, Inc.	17,274	973,908
Pattern Energy Group, Inc., Class A(x)	32,632	564,207
TerraForm Power, Inc., Class A	13,603	145,960

		3,192,411

Multi-Utilities (0.4%)
Avista Corp.	27,305	1,399,381
Black Hills Corp.	23,222	1,260,955
NorthWestern Corp.	21,531	1,158,368
Unitil Corp.	5,190	240,868

		4,059,572

Water Utilities (0.3%)
American States Water Co.	15,657	830,760
AquaVenture Holdings Ltd.*	3,622	44,985
Artesian Resources Corp., Class A	2,644	96,453
Cadiz, Inc.(x)*	6,544	88,344
California Water Service Group	21,199	789,663
Connecticut Water Service, Inc.	4,667	282,494
Consolidated Water Co. Ltd.	4,989	72,590
Global Water Resources, Inc.	2,444	21,923
Middlesex Water Co.	5,675	208,273
Pure Cycle Corp.*	4,960	46,872
SJW Group	7,057	371,974
York Water Co. (The)	3,745	116,095

		2,970,426

Total Utilities		29,023,260

Total Common Stocks (90.4%) (Cost $623,259,473)		883,633,921

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	13,800	—

Total Consumer Discretionary		—

Financials (0.0%)
Diversified Financial Services (0.0%)
NewStar Financial, Inc., CVR(r)*	3,900	1,441

Total Financials		1,441

Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc., CVR(r)(x)*	15,200	—
Dyax Corp., CVR(r)*	69,052	57,486

		57,486

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

Total Health Care		57,486

Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 4/10/18(x)*	15,438	29,610

Total Industrials		29,610

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)*	21,501	—

Total Information Technology		—

Total Rights (0.0%) (Cost $6,485)		88,537

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.2%)
JPMorgan Prime Money Market Fund, IM Shares	40,685,757	40,681,689

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.2%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $500,073, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $510,000.(xx)	$500,000	500,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $7,000,992, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $7,145,893.(xx)	7,000,000	7,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,100,156, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,122,926.(xx)	1,100,000	1,100,000

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $6,000,900, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $6,120,307.(xx)	$6,000,000	$6,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $4,700,685, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $4,794,240.(xx)	4,700,000	4,700,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $5,001,500, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $5,100,261.(xx)	5,000,000	5,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $5,544,115, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $5,654,199.(xx)	5,543,325	5,543,325
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $1,693,314, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $1,727,781.(xx)	1,693,046	1,693,046
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $10,001,542, collateralized by various Common Stocks; total market value $11,123,171.(xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $7,201,110, collateralized by various Common Stocks; total market value $8,008,683.(xx)	7,200,000	7,200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,000,154, collateralized by various Common Stocks; total market value $1,112,317.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $6,002,193, collateralized by various Common Stocks; total market value $6,673,903.(xx)	6,000,000	6,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $5,000,750, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $2,000,661, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $2,040,001.(xx)	2,000,000	2,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $11,003,636, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $11,220,000.(xx)	11,000,000	11,000,000

Total Repurchase Agreements		80,736,371

Total Short-Term Investments (12.4%) (Cost $121,434,127)		121,418,060

Total Investments in Securities (102.8%) (Cost $744,700,085)		1,005,140,518
Other Assets Less Liabilities (-2.8%)		(27,516,051)

Net Assets (100%)		$977,624,467

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $80,317,491. This was secured by cash collateral of $80,736,371 which was subsequently invested in joint repurchase agreements with a total value of $80,736,371, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $994,362 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	2,508	56,054	—	—	—	752	56,806	—	—
PennyMac Mortgage Investment Trust (REIT)	18,109	291,011	—	—	—	35,494	326,505	—	—

Total		347,065	—	—	—	36,246	383,311	—	—

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,231	6/2018	USD	94,245,360	(3,524,536)

					(3,524,536)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$107,079,925	$132,733	$—		$107,212,658
Consumer Staples	20,725,011	—	—		20,725,011
Energy	32,158,112	—	—		32,158,112
Financials	158,857,091	—	—		158,857,091
Health Care	146,629,470	—	—		146,629,470
Industrials	133,033,607	48,849	—		133,082,456
Information Technology	156,585,169	—	—		156,585,169
Materials	38,045,322	—	—		38,045,322
Real Estate	55,980,585	—	—		55,980,585
Telecommunication Services	5,334,787	—	—		5,334,787
Utilities	29,023,260	—	—		29,023,260
Rights
Consumer Discretionary	—	—	—	(b)	—	(b)
Financials	—	—	1,441		1,441
Health Care	—	—	57,486		57,486
Industrials	—	29,610	—		29,610
Information Technology	—	—	—	(b)	—	(b)
Short-Term Investments
Investment Company	40,681,689	—	—		40,681,689
Repurchase Agreements	—	80,736,371	—		80,736,371

Total Assets	$924,134,028	$80,947,563	$58,927		$1,005,140,518

Liabilities:
Futures	$(3,524,536)	$—	$—		$(3,524,536)

Total Liabilities	$(3,524,536)	$—	$—		$(3,524,536)

Total	$920,609,492	$80,947,563	$58,927		$1,001,615,982

(a)	A security with a market value of $77,406 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $132,733 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$334,066,966
Aggregate gross unrealized depreciation	(78,817,938)

Net unrealized appreciation	$255,249,028

Federal income tax cost of investments in securities and derivative instruments, if applicable	$746,366,954

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.9%)
Auto Components (1.0%)
Lear Corp.	87,343	$16,253,659

Media (2.8%)
Comcast Corp., Class A	585,584	20,009,405
Interpublic Group of Cos., Inc. (The)	1,170,006	26,945,238

		46,954,643

Specialty Retail (0.1%)
Lowe’s Cos., Inc.	26,544	2,329,236

Total Consumer Discretionary		65,537,538

Consumer Staples (8.4%)
Beverages (1.1%)
Molson Coors Brewing Co., Class B	237,917	17,922,288

Food & Staples Retailing (1.9%)
Kroger Co. (The)	473,790	11,342,533
Walgreens Boots Alliance, Inc.	327,996	21,473,898

		32,816,431

Food Products (4.6%)
General Mills, Inc.	664,118	29,925,157
JM Smucker Co. (The)	168,491	20,894,569
Kellogg Co.	314,377	20,437,649
Tyson Foods, Inc., Class A	90,107	6,594,931

		77,852,306

Personal Products (0.3%)
Unilever NV (NYRS)	84,266	4,751,760

Tobacco (0.5%)
Philip Morris International, Inc.	82,919	8,242,148

Total Consumer Staples		141,584,933

Energy (11.3%)
Oil, Gas & Consumable Fuels (11.3%)
ConocoPhillips	820,996	48,676,853
Devon Energy Corp.	954,566	30,345,653
Marathon Oil Corp.	658,339	10,619,008
Marathon Petroleum Corp.	251,880	18,414,947
Royal Dutch Shell plc (ADR), Class A	602,522	38,446,929
Suncor Energy, Inc.	778,195	26,878,855
Valero Energy Corp.	179,546	16,656,482

Total Energy		190,038,727

Financials (27.2%)
Banks (15.9%)
Bank of America Corp.	1,239,741	37,179,833
Citigroup, Inc.	870,990	58,791,825
JPMorgan Chase & Co.	877,936	96,546,622
Regions Financial Corp.	1,418,013	26,346,681
Wells Fargo & Co.	940,388	49,285,735

		268,150,696

Capital Markets (3.5%)
E*TRADE Financial Corp.*	260,973	14,460,514
Morgan Stanley	685,041	36,964,812
Nasdaq, Inc.	95,449	8,229,613

		59,654,939

Consumer Finance (2.5%)
Ally Financial, Inc.	98,218	2,666,619
Capital One Financial Corp.	202,427	19,396,555
Discover Financial Services	159,456	11,469,670
SLM Corp.*	736,981	8,261,557

		41,794,401

Insurance (5.3%)
American International Group, Inc.	342,115	18,617,898
Hartford Financial Services Group, Inc. (The)	494,590	25,481,277
Lincoln National Corp.	236,627	17,287,969
Prudential Financial, Inc.	71,972	7,452,700
XL Group Ltd.	352,165	19,460,638

		88,300,482

Total Financials		457,900,518

Health Care (18.8%)
Biotechnology (2.8%)
Biogen, Inc.*	28,325	7,755,952
Gilead Sciences, Inc.	533,966	40,255,697

		48,011,649

Health Care Equipment & Supplies (8.2%)
Baxter International, Inc.	610,903	39,733,131
Koninklijke Philips NV (NYRS)	515,127	19,734,515
Medtronic plc	279,014	22,382,503
Zimmer Biomet Holdings, Inc.	509,235	55,526,985

		137,377,134

Health Care Providers & Services (0.3%)
DaVita, Inc.*	78,766	5,193,830

Pharmaceuticals (7.5%)
Novartis AG (ADR)	476,028	38,486,864
Pfizer, Inc.	2,454,766	87,119,645

		125,606,509

Total Health Care		316,189,122

Industrials (4.0%)
Electrical Equipment (1.4%)
ABB Ltd. (ADR)(x)	957,249	22,725,091

Industrial Conglomerates (1.7%)
General Electric Co.	1,596,372	21,519,094
Honeywell International, Inc.	44,629	6,449,337

		27,968,431

Road & Rail (0.9%)
Norfolk Southern Corp.	117,352	15,934,055

Total Industrials		66,627,577

Information Technology (11.2%)
Communications Equipment (5.1%)
Cisco Systems, Inc.	2,002,123	85,871,056

Semiconductors & Semiconductor Equipment (3.4%)
NXP Semiconductors NV*	59,344	6,943,248
QUALCOMM, Inc.	905,147	50,154,195

		57,097,443

Software (1.3%)
Oracle Corp.	477,370	21,839,678

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	144,971	24,323,234

Total Information Technology		189,131,411

Materials (2.7%)
Chemicals (0.8%)
Akzo Nobel NV (ADR)	412,503	13,059,845

Containers & Packaging (0.5%)
Owens-Illinois, Inc.*	374,932	8,121,027

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.4%)
Nucor Corp.	222,037	$13,564,240
Reliance Steel & Aluminum Co.	119,017	10,204,518

		23,768,758

Total Materials		44,949,630

Real Estate (0.2%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
Brixmor Property Group, Inc. (REIT)	217,256	3,313,154

Total Real Estate		3,313,154

Telecommunication Services (4.3%)
Diversified Telecommunication Services (2.4%)
Verizon Communications, Inc.	851,986	40,741,970

Wireless Telecommunication Services (1.9%)
Telephone & Data Systems, Inc.	1,023,870	28,699,076
United States Cellular Corp.*	77,650	3,120,754

		31,819,830

Total Telecommunication Services		72,561,800

Utilities (7.2%)
Electric Utilities (4.6%)
Edison International	41,660	2,652,076
Exelon Corp.	807,770	31,511,108
FirstEnergy Corp.	762,427	25,930,142
PG&E Corp.	383,042	16,827,035

		76,920,361

Independent Power and Renewable Electricity Producers (2.6%)
AES Corp.	3,899,167	44,333,529

Total Utilities		121,253,890

Total Common Stocks (99.2%) (Cost $1,322,898,609)		1,669,088,300

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $250,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $255,210.(xx)	$250,000	250,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $19,494, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $19,882.(xx)	19,491	19,491
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $15,289, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $15,594.(xx)	15,287	15,287
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $98,378, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $100,331.(xx)	98,364	98,364
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $5,372, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $5,481.(xx)	5,371	5,371
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $500,077, collateralized by various Common Stocks; total market value $556,159.(xx)	500,000	500,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $2,000,731, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $22,456, collateralized by various Common Stocks; total market value $24,975.(xx)	22,453	22,453
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $23,138, collateralized by various Common Stocks; total market value $25,732.(xx)	23,134	23,134

Total Repurchase Agreements		2,934,100

Total Short-Term Investments (0.2%) (Cost $2,934,100)		2,934,100

Total Investments in Securities (99.4%) (Cost $1,325,832,709)		1,672,022,400
Other Assets Less Liabilities (0.6%)		10,410,007

Net Assets (100%)		$1,682,432,407

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $2,896,280. This was secured by cash collateral of $2,934,100 which was subsequently invested in joint repurchase agreements with a total value of $2,934,100, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$65,537,538	$—	$—	$65,537,538
Consumer Staples	141,584,933	—	—	141,584,933
Energy	190,038,727	—	—	190,038,727
Financials	457,900,518	—	—	457,900,518
Health Care	316,189,122	—	—	316,189,122
Industrials	66,627,577	—	—	66,627,577
Information Technology	189,131,411	—	—	189,131,411
Materials	44,949,630	—	—	44,949,630
Real Estate	3,313,154	—	—	3,313,154
Telecommunication Services	72,561,800	—	—	72,561,800
Utilities	121,253,890	—	—	121,253,890
Short-Term Investments
Repurchase Agreements	—	2,934,100	—	2,934,100

Total Assets	$1,669,088,300	$2,934,100	$—	$1,672,022,400

Total Liabilities	$—	$—	$—	$—

Total	$1,669,088,300	$2,934,100	$—	$1,672,022,400

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$411,627,378
Aggregate gross unrealized depreciation	(78,392,118)

Net unrealized appreciation	$333,235,260

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,338,787,140

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.9%)
Hotels, Restaurants & Leisure (5.2%)
Chipotle Mexican Grill, Inc.*	11,100	$3,586,521
Hilton Worldwide Holdings, Inc.	59,400	4,678,344
Norwegian Cruise Line Holdings Ltd.*	31,600	1,673,852
Starbucks Corp.	116,080	6,719,871
Yum Brands, Inc.	48,800	4,154,344

		20,812,932

Household Durables (1.0%)
Whirlpool Corp.	27,212	4,166,429

Internet & Direct Marketing Retail (2.5%)
Amazon.com, Inc.*	4,007	5,799,491
Booking Holdings, Inc.*	2,050	4,264,800

		10,064,291

Media (3.2%)
Charter Communications, Inc., Class A*	27,113	8,438,108
Comcast Corp., Class A	122,700	4,192,659

		12,630,767

Multiline Retail (0.7%)
Dollar General Corp.	29,500	2,759,725

Textiles, Apparel & Luxury Goods (1.3%)
NIKE, Inc., Class B	76,842	5,105,383

Total Consumer Discretionary		55,539,527

Consumer Staples (4.8%)
Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	13,800	2,600,334

Food Products (1.8%)
Hormel Foods Corp.(x)	76,500	2,625,480
Kraft Heinz Co. (The)	19,800	1,233,342
Mondelez International, Inc., Class A	83,890	3,500,730

		7,359,552

Household Products (1.0%)
Procter & Gamble Co. (The)	50,274	3,985,723

Tobacco (1.3%)
Philip Morris International, Inc.	53,900	5,357,660

Total Consumer Staples		19,303,269

Energy (6.8%)
Energy Equipment & Services (1.7%)
Ensco plc, Class A(x)	426,954	1,874,328
Halliburton Co.	59,775	2,805,838
Schlumberger Ltd.	33,775	2,187,945

		6,868,111

Oil, Gas & Consumable Fuels (5.1%)
Chevron Corp.	22,375	2,551,645
ConocoPhillips	25,400	1,505,966
Enbridge, Inc.	122,500	3,855,075
EOG Resources, Inc.	46,200	4,863,474
Noble Energy, Inc.	46,659	1,413,768
Occidental Petroleum Corp.	29,300	1,903,328
Williams Cos., Inc. (The)	173,400	4,310,724

		20,403,980

Total Energy		27,272,091

Financials (15.4%)
Banks (5.1%)
Huntington Bancshares, Inc.	386,900	5,842,190
JPMorgan Chase & Co.	66,264	7,287,052
SVB Financial Group*	17,300	4,152,173
Wells Fargo & Co.	57,208	2,998,271

		20,279,686

Capital Markets (6.2%)
Bank of New York Mellon Corp. (The)	94,900	4,890,197
CME Group, Inc.	24,274	3,926,077
Intercontinental Exchange, Inc.	54,500	3,952,340
Invesco Ltd.	49,200	1,574,892
Moody’s Corp.	21,900	3,532,470
Nasdaq, Inc.	23,100	1,991,682
State Street Corp.	50,500	5,036,365

		24,904,023

Insurance (4.1%)
Aon plc	50,958	7,150,936
Chubb Ltd.	34,431	4,709,128
Marsh & McLennan Cos., Inc.	58,268	4,812,354

		16,672,418

Total Financials		61,856,127

Health Care (10.0%)
Biotechnology (6.5%)
Agios Pharmaceuticals, Inc.(x)*	68,500	5,601,930
Bluebird Bio, Inc.*	27,900	4,763,925
Incyte Corp.*	90,600	7,549,698
Seattle Genetics, Inc.*	115,300	6,034,802
Ultragenyx Pharmaceutical, Inc.*	44,400	2,263,956

		26,214,311

Health Care Equipment & Supplies (1.1%)
Danaher Corp.	44,929	4,398,998

Health Care Providers & Services (1.1%)
Humana, Inc.	16,200	4,355,046

Pharmaceuticals (1.3%)
Eli Lilly & Co.	66,900	5,176,053

Total Health Care		40,144,408

Industrials (12.7%)
Aerospace & Defense (4.2%)
Boeing Co. (The)	12,300	4,032,924
Hexcel Corp.	52,738	3,406,347
TransDigm Group, Inc.	30,300	9,300,282

		16,739,553

Air Freight & Logistics (1.3%)
CH Robinson Worldwide, Inc.	53,100	4,976,001

Commercial Services & Supplies (1.5%)
Waste Connections, Inc.	80,786	5,796,451

Electrical Equipment (1.6%)
Eaton Corp. plc	81,189	6,487,813

Machinery (1.4%)
Deere & Co.	22,600	3,510,232
IDEX Corp.	15,509	2,210,188

		5,720,420

Professional Services (1.7%)
Equifax, Inc.	35,300	4,158,693
RELX plc (ADR)	132,400	2,765,836

		6,924,529

Road & Rail (1.0%)
CSX Corp.	72,900	4,061,259

Total Industrials		50,706,026

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (25.0%)
Electronic Equipment, Instruments & Components (1.0%)
Trimble, Inc.*	110,100	$3,950,388

Internet Software & Services (4.4%)
Alphabet, Inc., Class A*	68	70,526
Alphabet, Inc., Class C*	6,479	6,684,967
Facebook, Inc., Class A*	35,200	5,624,608
GoDaddy, Inc., Class A*	86,000	5,282,120

		17,662,221

IT Services (6.2%)
Accenture plc, Class A	32,446	4,980,461
Euronet Worldwide, Inc.*	36,900	2,912,148
Global Payments, Inc.	44,000	4,906,880
Jack Henry & Associates, Inc.	42,681	5,162,267
Visa, Inc., Class A	57,164	6,837,958

		24,799,714

Semiconductors & Semiconductor Equipment (8.4%)
Analog Devices, Inc.	31,200	2,843,256
ASML Holding NV (Registered) (NYRS)	46,394	9,211,993
Broadcom Ltd.	52,988	12,486,622
ON Semiconductor Corp.*	365,402	8,937,733

		33,479,604

Software (2.3%)
Activision Blizzard, Inc.	49,000	3,305,540
Micro Focus International plc (ADR)	63,658	893,758
Microsoft Corp.	56,600	5,165,882

		9,365,180

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	39,828	6,682,342
HP, Inc.	67,300	1,475,216
NetApp, Inc.	43,100	2,658,839

		10,816,397

Total Information Technology		100,073,504

Materials (1.2%)
Chemicals (1.2%)
Nutrien Ltd.(x)	60,839	2,875,251
Praxair, Inc.	14,800	2,135,640

Total Materials		5,010,891

Real Estate (5.3%)
Equity Real Estate Investment Trusts (REITs) (5.3%)
American Tower Corp. (REIT)	69,395	10,085,869
Crown Castle International Corp. (REIT)	51,400	5,633,954
Digital Realty Trust, Inc. (REIT)	22,400	2,360,512
Iron Mountain, Inc. (REIT)	64,200	2,109,612
Outfront Media, Inc. (REIT)	63,800	1,195,612

Total Real Estate		21,385,559

Utilities (2.2%)
Electric Utilities (0.8%)
PG&E Corp.	70,500	3,097,065

Independent Power and Renewable Electricity Producers (0.9%)
AES Corp.	317,700	3,612,249

Multi-Utilities (0.5%)
Sempra Energy	18,300	2,035,326

Total Utilities		8,744,640

Total Common Stocks (97.3%) (Cost $268,171,504)		390,036,042

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.6%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $200,029, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $204,000.(xx)	$200,000	200,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $200,030, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $204,010.(xx)	200,000	200,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $500,080, collateralized by various Common Stocks; total market value $550,001.(xx)	500,000	500,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $200,029, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $204,010.(xx)	200,000	200,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $2,515,390, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $2,565,336.(xx)	2,515,032	2,515,032

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $76,966, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $78,533.(xx)	$76,954	$76,954
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $200,031, collateralized by various Common Stocks; total market value $222,463.(xx)	200,000	200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $200,031, collateralized by various Common Stocks; total market value $222,463.(xx)	200,000	200,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $200,030, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $204,004.(xx)	200,000	200,000

Total Repurchase Agreements		6,291,986

Total Short-Term Investments (1.6%) (Cost $6,291,986)		6,291,986

Total Investments in Securities (98.9%) (Cost $274,463,490)		396,328,028
Other Assets Less Liabilities (1.1%)		4,221,989

Net Assets (100%)		$400,550,017

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $6,171,693. This was secured by cash collateral of $6,291,986 which was subsequently invested in joint repurchase agreements with a total value of $6,291,986, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$55,539,527	$—	$—	$55,539,527
Consumer Staples	19,303,269	—	—	19,303,269
Energy	27,272,091	—	—	27,272,091
Financials	61,856,127	—	—	61,856,127
Health Care	40,144,408	—	—	40,144,408
Industrials	50,706,026	—	—	50,706,026
Information Technology	100,073,504	—	—	100,073,504
Materials	5,010,891	—	—	5,010,891
Real Estate	21,385,559	—	—	21,385,559
Utilities	8,744,640	—	—	8,744,640
Short-Term Investments
Repurchase Agreements	—	6,291,986	—	6,291,986

Total Assets	$390,036,042	$6,291,986	$—	$396,328,028

Total Liabilities	$—	$—	$—	$—

Total	$390,036,042	$6,291,986	$—	$396,328,028

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,467,544
Aggregate gross unrealized depreciation	(13,467,531)

Net unrealized appreciation	$122,000,013

Federal income tax cost of investments in securities and derivative instruments, if applicable	$274,328,015

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (0.3%)
Adient plc	21,753	$1,299,959
Aptiv plc	59,000	5,013,230
BorgWarner, Inc.	46,560	2,338,709
Cooper Tire & Rubber Co.	3,800	111,340
Dana, Inc.	31,900	821,744
Delphi Technologies plc	19,666	937,085
Dorman Products, Inc.*	4,300	284,703
Gentex Corp.	75,600	1,740,312
Gentherm, Inc.*	6,300	213,885
Goodyear Tire & Rubber Co. (The)	56,500	1,501,770
LCI Industries	5,500	572,825
Lear Corp.	14,500	2,698,305
Tenneco, Inc.	14,900	817,563
Visteon Corp.*	7,700	848,848

		19,200,278

Automobiles (0.5%)
Ford Motor Co.	850,836	9,427,263
General Motors Co.	277,200	10,073,448
Harley-Davidson, Inc.(x)	35,950	1,541,536
Tesla, Inc.(x)*	28,800	7,664,544
Thor Industries, Inc.	10,700	1,232,319

		29,939,110

Distributors (0.1%)
Core-Mark Holding Co., Inc.	7,100	150,946
Genuine Parts Co.	30,900	2,776,056
LKQ Corp.*	73,700	2,796,915
Pool Corp.	10,400	1,520,688

		7,244,605

Diversified Consumer Services (0.2%)
Adtalem Global Education, Inc.*	13,800	656,190
Bright Horizons Family Solutions, Inc.*	9,500	947,340
Graham Holdings Co., Class B	1,000	602,250
Grand Canyon Education, Inc.*	12,900	1,353,468
H&R Block, Inc.	55,850	1,419,148
Houghton Mifflin Harcourt Co.*	19,200	133,440
Laureate Education, Inc., Class A*	4,000	55,000
Service Corp. International	42,000	1,585,080
ServiceMaster Global Holdings, Inc.*	31,800	1,617,030
Sotheby’s*	4,200	215,502

		8,584,448

Hotels, Restaurants & Leisure (2.1%)
Aramark	56,900	2,250,964
Bloomin’ Brands, Inc.	18,900	458,892
Boyd Gaming Corp.	11,900	379,134
Brinker International, Inc.(x)	1,390	50,179
Carnival Corp.	86,760	5,689,721
Chipotle Mexican Grill, Inc.*	5,200	1,680,172
Choice Hotels International, Inc.	7,400	593,110
Churchill Downs, Inc.	3,200	780,960
Cracker Barrel Old Country Store, Inc.(x)	5,800	923,360
Darden Restaurants, Inc.	26,850	2,288,962
Domino’s Pizza, Inc.	10,600	2,475,736
Dunkin’ Brands Group, Inc.(x)	21,300	1,271,397
Extended Stay America, Inc.	36,500	721,605
Hilton Grand Vacations, Inc.*	19,140	823,403
Hilton Worldwide Holdings, Inc.	47,833	3,767,327
Hyatt Hotels Corp., Class A	9,300	709,218
ILG, Inc.	19,220	597,934
International Game Technology plc	25,400	678,942
Jack in the Box, Inc.	9,900	844,767
La Quinta Holdings, Inc.*	11,400	215,574
Las Vegas Sands Corp.	81,100	5,831,090
Marriott International, Inc., Class A	65,405	8,893,772
Marriott Vacations Worldwide Corp.	5,000	666,000
McDonald’s Corp.	168,221	26,306,400
MGM Resorts International	111,400	3,901,228
Norwegian Cruise Line Holdings Ltd.*	42,200	2,235,334
Penn National Gaming, Inc.*	18,200	477,932
Planet Fitness, Inc., Class A*	18,400	694,968
Red Rock Resorts, Inc., Class A	14,700	430,416
Royal Caribbean Cruises Ltd.	37,450	4,409,363
Scientific Games Corp., Class A*	11,100	461,760
Shake Shack, Inc., Class A(x)*	6,900	287,247
Six Flags Entertainment Corp.	16,884	1,051,198
Sonic Corp.(x)	9,800	247,254
Starbucks Corp.	288,700	16,712,843
Texas Roadhouse, Inc.	18,200	1,051,596
Vail Resorts, Inc.	10,200	2,261,340
Wendy’s Co. (The)	47,800	838,890
Wyndham Worldwide Corp.	21,270	2,433,926
Wynn Resorts Ltd.	17,900	3,264,244
Yum Brands, Inc.	72,440	6,166,817
Yum China Holdings, Inc.	77,640	3,222,060

		119,047,035

Household Durables (0.5%)
DR Horton, Inc.	75,200	3,296,768
Garmin Ltd.	26,100	1,538,073
GoPro, Inc., Class A(x)*	1,600	7,664
Helen of Troy Ltd.*	6,000	522,000
iRobot Corp.(x)*	5,600	359,464
KB Home	18,100	514,945
Leggett & Platt, Inc.	33,200	1,472,752
Lennar Corp., Class A	58,989	3,476,812
Lennar Corp., Class B	1,179	56,226
Meritage Homes Corp.*	2,300	104,075
Mohawk Industries, Inc.*	14,800	3,436,856
Newell Brands, Inc.(x)	109,190	2,782,161
NVR, Inc.*	800	2,240,000
PulteGroup, Inc.	60,800	1,792,992
Taylor Morrison Home Corp., Class A*	23,500	547,080
Tempur Sealy International, Inc.(x)*	10,100	457,429
Toll Brothers, Inc.	32,900	1,422,925
TopBuild Corp.*	7,211	551,786
TRI Pointe Group, Inc.*	34,400	565,192
Tupperware Brands Corp.	15,000	725,700
Whirlpool Corp.	17,420	2,667,176

		28,538,076

Internet & Direct Marketing Retail (3.1%)
Amazon.com, Inc.*	84,890	122,864,693
Booking Holdings, Inc.*	10,480	21,802,487
Expedia Group, Inc.	28,743	3,173,515
Liberty Expedia Holdings, Inc., Class A*	8,457	332,191
Liberty Interactive Corp. QVC Group, Class A*	108,520	2,731,448
Liberty TripAdvisor Holdings, Inc., Class A*	17,402	187,072
Netflix, Inc.*	87,400	25,813,590
Shutterfly, Inc.*	5,500	446,875
TripAdvisor, Inc.*	26,605	1,087,878
Wayfair, Inc., Class A(x)*	7,000	472,710

		178,912,459

Leisure Products (0.1%)
Brunswick Corp.	22,600	1,342,214
Hasbro, Inc.	27,100	2,284,530
Mattel, Inc.(x)	79,800	1,049,370

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Polaris Industries, Inc.(x)	16,100	$1,843,772

		6,519,886

Media (2.5%)
AMC Entertainment Holdings, Inc., Class A(x)	19,400	272,570
AMC Networks, Inc., Class A*	14,712	760,610
Cable One, Inc.	900	618,399
CBS Corp. (Non-Voting), Class B	78,820	4,050,560
Charter Communications, Inc., Class A*	37,175	11,569,604
Cinemark Holdings, Inc.	31,500	1,186,605
Clear Channel Outdoor Holdings, Inc., Class A	58,300	285,670
Comcast Corp., Class A	985,448	33,672,758
Discovery Communications, Inc., Class A(x)*	37,900	812,197
Discovery Communications, Inc., Class C*	79,909	1,559,824
DISH Network Corp., Class A*	55,660	2,108,957
Gannett Co., Inc.	20,150	201,097
GCI Liberty, Inc., Class A*	21,686	1,146,322
IMAX Corp.*	8,400	161,280
Interpublic Group of Cos., Inc. (The)	98,800	2,275,364
John Wiley & Sons, Inc., Class A	9,500	605,150
Liberty Broadband Corp., Class A*	4,200	356,160
Liberty Broadband Corp., Class C*	24,248	2,077,811
Liberty Media Corp.-Liberty Formula One, Class A*	8,974	262,848
Liberty Media Corp.-Liberty Formula One, Class C(x)*	40,748	1,257,076
Liberty Media Corp.-Liberty SiriusXM, Class A*	24,697	1,015,047
Liberty Media Corp.-Liberty SiriusXM, Class C*	39,194	1,601,075
Lions Gate Entertainment Corp., Class A(x)	5,100	131,733
Lions Gate Entertainment Corp., Class B	25,915	624,033
Live Nation Entertainment, Inc.*	33,200	1,399,048
Madison Square Garden Co. (The), Class A*	3,929	965,748
Meredith Corp.(x)	9,100	489,580
MSG Networks, Inc., Class A*	10,887	246,046
New York Times Co. (The), Class A	19,800	477,180
News Corp., Class A	93,361	1,475,104
News Corp., Class B	18,300	294,630
Nexstar Media Group, Inc., Class A(x)	9,772	649,838
Omnicom Group, Inc.(x)	48,700	3,539,029
Sinclair Broadcast Group, Inc., Class A(x)	16,300	510,190
Sirius XM Holdings, Inc.(x)	325,900	2,033,616
TEGNA, Inc.	56,100	638,979
Time Warner, Inc.	166,026	15,702,739
Tribune Media Co., Class A	19,600	793,996
Twenty-First Century Fox, Inc., Class A	230,726	8,465,337
Twenty-First Century Fox, Inc., Class B	97,000	3,527,890
Viacom, Inc., Class B	84,360	2,620,222
Walt Disney Co. (The)	317,068	31,846,310

		144,288,232

Multiline Retail (0.5%)
Big Lots, Inc.(x)	15,500	674,715
Dollar General Corp.	60,900	5,697,195
Dollar Tree, Inc.*	50,123	4,756,673
Kohl’s Corp.	36,010	2,359,015
Macy’s, Inc.	74,400	2,212,656
Nordstrom, Inc.	33,690	1,630,933
Ollie’s Bargain Outlet Holdings, Inc.*	7,400	446,220
Target Corp.	117,260	8,141,362

		25,918,769

Specialty Retail (2.1%)
Aaron’s, Inc.	14,600	680,360
Advance Auto Parts, Inc.	17,850	2,116,117
American Eagle Outfitters, Inc.	35,200	701,536
Ascena Retail Group, Inc.(x)*	40,768	81,944
AutoNation, Inc.*	18,900	884,142
AutoZone, Inc.*	6,090	3,950,522
Bed Bath & Beyond, Inc.	36,650	769,284
Best Buy Co., Inc.	54,910	3,843,151
Burlington Stores, Inc.*	14,400	1,917,360
Camping World Holdings, Inc., Class A	6,800	219,300
CarMax, Inc.*	44,050	2,728,457
Carvana Co.(x)*	13,800	316,434
Children’s Place, Inc. (The)(x)	3,700	500,425
Dick’s Sporting Goods, Inc.	22,400	785,120
Five Below, Inc.*	14,100	1,034,094
Floor & Decor Holdings, Inc., Class A(x)*	10,900	568,108
Foot Locker, Inc.	33,700	1,534,698
GameStop Corp., Class A(x)	6,900	87,078
Gap, Inc. (The)	51,790	1,615,848
Genesco, Inc.*	4,600	186,760
Group 1 Automotive, Inc.	1,300	84,942
Home Depot, Inc. (The)	250,360	44,624,166
L Brands, Inc.	58,690	2,242,545
Lithia Motors, Inc., Class A	5,700	572,964
Lowe’s Cos., Inc.	178,340	15,649,335
Michaels Cos., Inc. (The)*	24,800	488,808
Monro, Inc.	5,300	284,080
Murphy USA, Inc.*	8,655	630,084
Office Depot, Inc.	84,729	182,167
O’Reilly Automotive, Inc.*	17,850	4,415,733
Penske Automotive Group, Inc.	5,100	226,083
Ross Stores, Inc.	84,220	6,567,476
Sally Beauty Holdings, Inc.(x)*	28,200	463,890
Signet Jewelers Ltd.	15,880	611,698
Tiffany & Co.	25,500	2,490,330
TJX Cos., Inc. (The)	135,100	11,018,756
Tractor Supply Co.	27,000	1,701,540
Ulta Beauty, Inc.*	13,700	2,798,499
Urban Outfitters, Inc.*	20,450	755,832
Williams-Sonoma, Inc.(x)	18,000	949,680

		121,279,346

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	10,480	1,090,968
Columbia Sportswear Co.	5,200	397,436
Deckers Outdoor Corp.*	7,200	648,216
Fossil Group, Inc.(x)*	9,900	125,730
Hanesbrands, Inc.(x)	80,200	1,477,284
Lululemon Athletica, Inc.*	20,500	1,826,960
Michael Kors Holdings Ltd.*	31,300	1,943,104
NIKE, Inc., Class B	276,520	18,371,989
PVH Corp.	17,081	2,586,576
Ralph Lauren Corp.	15,370	1,718,366
Skechers U.S.A., Inc., Class A*	30,600	1,190,034
Steven Madden Ltd.	9,202	403,968
Tapestry, Inc.	65,220	3,431,224
Under Armour, Inc., Class A(x)*	44,900	734,115
Under Armour, Inc., Class C(x)*	45,218	648,878
VF Corp.	73,300	5,432,996

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Wolverine World Wide, Inc.	27,700	$800,530

		42,828,374

Total Consumer Discretionary		732,300,618

Consumer Staples (6.8%)
Beverages (1.6%)
Brown-Forman Corp., Class A	13,400	714,622
Brown-Forman Corp., Class B	51,475	2,800,240
Coca-Cola Co. (The)	819,240	35,579,593
Constellation Brands, Inc., Class A	35,800	8,159,536
Dr Pepper Snapple Group, Inc.	37,710	4,464,110
Molson Coors Brewing Co., Class B	40,350	3,039,565
Monster Beverage Corp.*	89,600	5,126,016
PepsiCo, Inc.	302,990	33,071,359

		92,955,041

Food & Staples Retailing (1.5%)
Casey’s General Stores, Inc.	9,800	1,075,746
Costco Wholesale Corp.	92,850	17,495,725
CVS Health Corp.	218,810	13,612,170
Kroger Co. (The)	201,320	4,819,601
Performance Food Group Co.*	18,500	552,225
Sprouts Farmers Market, Inc.*	37,300	875,431
Sysco Corp.	101,250	6,070,950
United Natural Foods, Inc.*	10,800	463,752
US Foods Holding Corp.*	43,800	1,435,326
Walgreens Boots Alliance, Inc.	180,780	11,835,667
Walmart, Inc.	303,520	27,004,174

		85,240,767

Food Products (1.2%)
Archer-Daniels-Midland Co.	115,160	4,994,489
Blue Buffalo Pet Products, Inc.*	20,500	816,105
Bunge Ltd.	28,780	2,127,993
Campbell Soup Co.(x)	41,300	1,788,703
Conagra Brands, Inc.	89,650	3,306,292
Darling Ingredients, Inc.*	28,800	498,240
Flowers Foods, Inc.	47,400	1,036,164
General Mills, Inc.	127,500	5,745,150
Hain Celestial Group, Inc. (The)*	25,800	827,406
Hershey Co. (The)	31,150	3,082,604
Hormel Foods Corp.(x)	64,600	2,217,072
Ingredion, Inc.	17,300	2,230,316
JM Smucker Co. (The)	25,927	3,215,207
Kellogg Co.	53,100	3,452,031
Kraft Heinz Co. (The)	130,236	8,112,401
Lamb Weston Holdings, Inc.	34,350	1,999,857
Lancaster Colony Corp.	3,200	394,048
McCormick & Co., Inc. (Non-Voting)	25,650	2,728,904
Mondelez International, Inc., Class A	313,810	13,095,291
Pinnacle Foods, Inc.	28,400	1,536,440
Post Holdings, Inc.(x)*	14,800	1,121,248
Sanderson Farms, Inc.	4,400	523,688
TreeHouse Foods, Inc.*	6,700	256,409
Tyson Foods, Inc., Class A	61,600	4,508,504

		69,614,562

Household Products (1.3%)
Church & Dwight Co., Inc.	50,900	2,563,324
Clorox Co. (The)	26,850	3,574,003
Colgate-Palmolive Co.	184,220	13,204,890
Energizer Holdings, Inc.	16,450	980,091
Kimberly-Clark Corp.	77,800	8,568,114
Procter & Gamble Co. (The)	532,045	42,180,528
Spectrum Brands Holdings, Inc.(x)	6,200	642,940

		71,713,890

Personal Products (0.2%)
Coty, Inc., Class A	107,071	1,959,399
Edgewell Personal Care Co.*	16,450	803,089
Estee Lauder Cos., Inc. (The), Class A	47,100	7,051,812
Herbalife Ltd.*	17,200	1,676,484
Nu Skin Enterprises, Inc., Class A	15,500	1,142,505

		12,633,289

Tobacco (1.0%)
Altria Group, Inc.	403,090	25,120,569
Philip Morris International, Inc.	329,130	32,715,522

		57,836,091

Total Consumer Staples		389,993,640

Energy (5.4%)
Energy Equipment & Services (0.7%)
Archrock, Inc.	16,900	147,875
Baker Hughes a GE Co.	94,084	2,612,713
C&J Energy Services, Inc.*	12,400	320,168
Cactus, Inc., Class A*	5,100	137,343
Diamond Offshore Drilling, Inc.(x)*	29,000	425,140
Dril-Quip, Inc.(x)*	9,600	430,080
Ensco plc, Class A(x)	82,600	362,614
Exterran Corp.*	10,350	276,345
Fairmount Santrol Holdings, Inc.(x)*	67,900	288,575
Forum Energy Technologies, Inc.*	14,100	155,100
Frank’s International NV(x)	30,100	163,443
Halliburton Co.	184,430	8,657,144
Helmerich & Payne, Inc.	22,200	1,477,632
Keane Group, Inc.*	1,900	28,120
Liberty Oilfield Services, Inc., Class A*	7,300	123,297
McDermott International, Inc.*	33,000	200,970
Nabors Industries Ltd.	60,500	422,895
National Oilwell Varco, Inc.	85,380	3,142,838
Noble Corp. plc(x)*	55,400	205,534
Oceaneering International, Inc.	9,500	176,130
Oil States International, Inc.*	14,600	382,520
Patterson-UTI Energy, Inc.	45,900	803,709
ProPetro Holding Corp.(x)*	9,300	147,777
RPC, Inc.(x)	16,000	288,480
Schlumberger Ltd.	296,455	19,204,355
SEACOR Marine Holdings, Inc.*	8	152
Superior Energy Services, Inc.*	48,500	408,855
Transocean Ltd.(x)*	81,000	801,900
Unit Corp.*	7,000	138,320
US Silica Holdings, Inc.(x)	14,900	380,248
Weatherford International plc(x)*	188,500	431,665

		42,741,937

Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.	117,580	7,103,008
Andeavor	33,501	3,368,860
Antero Resources Corp.*	51,000	1,012,350
Apache Corp.	81,080	3,119,958
Arch Coal, Inc., Class A	4,600	422,648
Cabot Oil & Gas Corp.	108,700	2,606,626
California Resources Corp.(x)*	9,724	166,767
Callon Petroleum Co.(x)*	29,100	385,284
Centennial Resource Development, Inc., Class A*	29,400	539,490
Cheniere Energy, Inc.*	46,900	2,506,805
Chesapeake Energy Corp.(x)*	199,910	603,728
Chevron Corp.	398,500	45,444,940
Cimarex Energy Co.	20,260	1,894,310
CNX Resources Corp.*	54,000	833,220
Concho Resources, Inc.*	32,700	4,915,791
ConocoPhillips	248,376	14,726,213
CONSOL Energy, Inc.*	3,250	94,152
Continental Resources, Inc.*	20,200	1,190,790
CVR Energy, Inc.(x)	10,000	302,200

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Delek US Energy, Inc.	12,524	$509,727
Devon Energy Corp.	122,830	3,904,766
Diamondback Energy, Inc.*	21,700	2,745,484
Energen Corp.*	20,400	1,282,344
EOG Resources, Inc.	121,500	12,790,305
EP Energy Corp., Class A(x)*	36,900	49,446
EQT Corp.	54,127	2,571,574
Extraction Oil & Gas, Inc.(x)*	32,887	376,885
Exxon Mobil Corp.#	893,865	66,691,268
Frontline Ltd.(x)	1,500	6,645
Golar LNG Ltd.(x)	21,900	599,184
Green Plains, Inc.	8,500	142,800
Gulfport Energy Corp.*	29,500	284,675
Hess Corp.	66,220	3,352,056
HollyFrontier Corp.	37,332	1,824,041
Jagged Peak Energy, Inc.(x)*	23,900	337,707
Kinder Morgan, Inc.	429,871	6,473,857
Kosmos Energy Ltd.*	30,400	191,520
Laredo Petroleum, Inc.*	30,700	267,397
Marathon Oil Corp.	198,290	3,198,418
Marathon Petroleum Corp.	104,090	7,610,020
Matador Resources Co.*	18,100	541,371
Murphy Oil Corp.	37,020	956,597
Newfield Exploration Co.*	46,550	1,136,751
Noble Energy, Inc.	110,554	3,349,786
Oasis Petroleum, Inc.*	42,800	346,680
Occidental Petroleum Corp.	166,860	10,839,226
ONEOK, Inc.	83,513	4,753,560
Parsley Energy, Inc., Class A*	49,800	1,443,702
PBF Energy, Inc., Class A	22,900	776,310
PDC Energy, Inc.*	9,900	485,397
Peabody Energy Corp.	14,200	518,300
Phillips 66	89,388	8,574,097
Pioneer Natural Resources Co.	37,250	6,398,805
QEP Resources, Inc.*	53,400	522,786
Range Resources Corp.	49,600	721,184
RSP Permian, Inc.*	27,600	1,293,888
Scorpio Tankers, Inc.	67,700	132,692
SemGroup Corp., Class A	4,400	94,160
Ship Finance International Ltd.(x)	24,000	343,200
SM Energy Co.	15,700	283,071
Southwestern Energy Co.*	114,550	496,001
SRC Energy, Inc.*	50,500	476,215
Targa Resources Corp.	46,300	2,037,200
Teekay Corp.	2,200	17,798
Tellurian, Inc.(x)*	5,800	41,818
Ultra Petroleum Corp.*	24,400	101,748
Valero Energy Corp.	93,530	8,676,778
Whiting Petroleum Corp.*	18,950	641,268
WildHorse Resource Development Corp.(x)*	1,300	24,817
Williams Cos., Inc. (The)	183,000	4,549,380
World Fuel Services Corp.	13,100	321,605
WPX Energy, Inc.*	86,833	1,283,392

		268,626,842

Total Energy		311,368,779

Financials (15.0%)
Banks (6.4%)
1st Source Corp.	800	40,496
Ameris Bancorp	3,000	158,700
Associated Banc-Corp	52,906	1,314,714
Banc of California, Inc.(x)	500	9,650
BancFirst Corp.	700	37,170
BancorpSouth Bank	31,550	1,003,290
Bank of America Corp.	2,016,192	60,465,598
Bank of Hawaii Corp.	12,700	1,055,370
Bank of NT Butterfield & Son Ltd. (The)	8,600	385,968
Bank of the Ozarks, Inc.	25,100	1,211,577
BankUnited, Inc.	26,500	1,059,470
Banner Corp.	5,900	327,391
BB&T Corp.	167,879	8,736,423
Berkshire Hills Bancorp, Inc.	4,900	185,955
BOK Financial Corp.(x)	6,050	598,889
Boston Private Financial Holdings, Inc.	4,700	70,735
Brookline Bancorp, Inc.	29,000	469,800
Cadence Bancorp	4,900	133,427
Cathay General Bancorp(x)	21,630	864,767
CenterState Bank Corp.	7,000	185,710
Central Pacific Financial Corp.	400	11,384
Chemical Financial Corp.	15,214	831,902
CIT Group, Inc.	29,500	1,519,250
Citigroup, Inc.	542,084	36,590,670
Citizens Financial Group, Inc.	111,600	4,684,968
City Holding Co.	7,430	509,401
Columbia Banking System, Inc.	14,000	587,300
Comerica, Inc.	37,200	3,568,596
Commerce Bancshares, Inc.	26,546	1,590,371
Community Bank System, Inc.	8,900	476,684
Cullen/Frost Bankers, Inc.	12,200	1,294,054
CVB Financial Corp.	25,800	584,112
Eagle Bancorp, Inc.*	4,700	281,295
East West Bancorp, Inc.	31,600	1,976,264
Enterprise Financial Services Corp.	100	4,690
FB Financial Corp.*	1,200	48,708
FCB Financial Holdings, Inc., Class A*	5,700	291,270
Fifth Third Bancorp	146,250	4,643,437
First Bancorp/PR*	14,900	89,698
First Busey Corp.	5,933	176,329
First Citizens BancShares, Inc., Class A	2,200	909,128
First Commonwealth Financial Corp.	12,200	172,386
First Financial Bancorp	4,400	129,140
First Financial Bankshares, Inc.(x)	18,800	870,440
First Financial Corp.	9,800	407,680
First Hawaiian, Inc.	11,800	328,394
First Horizon National Corp.	72,610	1,367,246
First Interstate BancSystem, Inc., Class A	5,800	229,390
First Merchants Corp.	4,000	166,800
First Midwest Bancorp, Inc.	22,400	550,816
First Republic Bank	34,500	3,195,045
FNB Corp.	68,356	919,388
Fulton Financial Corp.	42,300	750,825
Glacier Bancorp, Inc.	20,100	771,438
Great Western Bancorp, Inc.	13,800	555,726
Hancock Holding Co.	24,124	1,247,211
Heartland Financial USA, Inc.	1,600	84,880
Hilltop Holdings, Inc.	18,400	431,664
Home BancShares, Inc.	34,000	775,540
Hope Bancorp, Inc.	29,283	532,658
Huntington Bancshares, Inc.	250,591	3,783,924
IBERIABANK Corp.	11,200	873,600
Independent Bank Corp./MA	2,300	164,565
Independent Bank Group, Inc.	1,800	127,260
International Bancshares Corp.	12,000	466,800
Investors Bancorp, Inc.	56,965	777,003
JPMorgan Chase & Co.	730,225	80,302,843
KeyCorp	228,102	4,459,394
Lakeland Bancorp, Inc.	400	7,940
Lakeland Financial Corp.	1,100	50,853

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
LegacyTexas Financial Group, Inc.	8,300	$355,406
M&T Bank Corp.	31,457	5,799,413
MB Financial, Inc.	13,100	530,288
NBT Bancorp, Inc.	13,900	493,172
Old National Bancorp	23,600	398,840
Pacific Premier Bancorp, Inc.*	5,200	209,040
PacWest Bancorp	26,596	1,317,300
Park National Corp.	400	41,504
People’s United Financial, Inc.	74,200	1,384,572
Pinnacle Financial Partners, Inc.	16,056	1,030,795
PNC Financial Services Group, Inc. (The)	100,218	15,156,970
Popular, Inc.	24,050	1,000,961
Prosperity Bancshares, Inc.	15,900	1,154,817
Regions Financial Corp.	238,800	4,436,904
Renasant Corp.	1,700	72,352
S&T Bancorp, Inc.	11,700	467,298
Sandy Spring Bancorp, Inc.	1,900	73,644
Seacoast Banking Corp. of Florida*	5,200	137,644
ServisFirst Bancshares, Inc.	6,700	273,494
Signature Bank*	12,100	1,717,595
Simmons First National Corp., Class A	10,400	295,880
South State Corp.	5,900	503,270
Southside Bancshares, Inc.	2,000	69,480
State Bank Financial Corp.	1,400	42,014
Sterling Bancorp	46,737	1,053,919
SunTrust Banks, Inc.	99,150	6,746,166
SVB Financial Group*	11,200	2,688,112
Synovus Financial Corp.	29,000	1,448,260
TCF Financial Corp.	34,050	776,681
Texas Capital Bancshares, Inc.*	12,000	1,078,800
Tompkins Financial Corp.	6,239	472,667
Towne Bank	16,379	468,439
Trustmark Corp.	11,650	363,014
UMB Financial Corp.	10,600	767,334
Umpqua Holdings Corp.	44,690	956,813
Union Bankshares Corp.	6,900	253,299
United Bankshares, Inc.(x)	20,400	719,100
United Community Banks, Inc.	12,500	395,625
US Bancorp	330,890	16,709,945
Valley National Bancorp	71,829	894,989
Webster Financial Corp.	25,700	1,423,780
Wells Fargo & Co.	933,119	48,904,767
WesBanco, Inc.	11,900	503,370
Westamerica Bancorp(x)	5,000	290,400
Western Alliance Bancorp*	20,800	1,208,688
Wintrust Financial Corp.	11,500	989,575
Zions Bancorp	49,600	2,615,408

		372,177,264

Capital Markets (3.1%)
Affiliated Managers Group, Inc.	13,740	2,604,829
Ameriprise Financial, Inc.	32,960	4,876,102
Artisan Partners Asset Management, Inc., Class A	3,300	109,890
Associated Capital Group, Inc., Class A(x)	6,900	258,405
Bank of New York Mellon Corp. (The)	213,350	10,993,925
BGC Partners, Inc., Class A	50,700	681,915
BlackRock, Inc.	26,210	14,198,481
BrightSphere Investment Group plc	16,200	255,312
Cboe Global Markets, Inc.	22,800	2,601,480
Charles Schwab Corp. (The)	257,834	13,464,091
CME Group, Inc.	71,365	11,542,575
Cohen & Steers, Inc.	10,700	435,062
Donnelley Financial Solutions, Inc.*	2,541	43,629
E*TRADE Financial Corp.*	59,110	3,275,285
Eaton Vance Corp.	24,640	1,371,709
Evercore, Inc., Class A	8,900	776,080
FactSet Research Systems, Inc.	10,000	1,994,200
Federated Investors, Inc., Class B	23,300	778,220
Financial Engines, Inc.	7,600	266,000
Franklin Resources, Inc.	71,790	2,489,677
GAMCO Investors, Inc., Class A	6,300	156,429
Goldman Sachs Group, Inc. (The)	75,600	19,040,616
Hamilton Lane, Inc., Class A	4,000	148,920
Houlihan Lokey, Inc.	6,600	294,360
Interactive Brokers Group, Inc., Class A	14,040	944,050
Intercontinental Exchange, Inc.	121,090	8,781,447
Invesco Ltd.	96,600	3,092,166
Lazard Ltd., Class A	25,200	1,324,512
Legg Mason, Inc.	19,050	774,383
LPL Financial Holdings, Inc.	22,800	1,392,396
MarketAxess Holdings, Inc.	8,260	1,796,054
Moelis & Co., Class A	8,800	447,480
Moody’s Corp.	36,250	5,847,125
Morgan Stanley	277,273	14,961,651
Morningstar, Inc.	3,200	305,664
MSCI, Inc.	21,334	3,188,793
Nasdaq, Inc.	24,000	2,069,280
Northern Trust Corp.	44,150	4,553,190
Piper Jaffray Cos	3,300	274,065
Raymond James Financial, Inc.	29,600	2,646,536
S&P Global, Inc.	54,430	10,399,396
SEI Investments Co.	33,650	2,520,722
State Street Corp.	77,750	7,754,008
Stifel Financial Corp.	15,339	908,529
T. Rowe Price Group, Inc.	51,680	5,579,890
TD Ameritrade Holding Corp.	62,236	3,686,238
Virtu Financial, Inc., Class A(x)	9,800	323,400
Waddell & Reed Financial, Inc., Class A(x)	15,320	309,617
WisdomTree Investments, Inc.	20,100	184,317

		176,722,101

Consumer Finance (0.8%)
Ally Financial, Inc.	98,100	2,663,415
American Express Co.	154,256	14,389,000
Capital One Financial Corp.	104,670	10,029,479
Credit Acceptance Corp.(x)*	1,900	627,779
Discover Financial Services	80,070	5,759,435
Encore Capital Group, Inc.(x)*	2,600	117,520
FirstCash, Inc.(x)	10,972	891,475
Green Dot Corp., Class A*	9,900	635,184
LendingClub Corp.*	63,200	221,200
Navient Corp.	80,584	1,057,262
Nelnet, Inc., Class A	5,000	262,050
OneMain Holdings, Inc.*	11,300	338,322
PRA Group, Inc.(x)*	9,300	353,400
Santander Consumer USA Holdings, Inc.	21,800	355,340
SLM Corp.*	117,584	1,318,117
Synchrony Financial	167,100	5,602,863

		44,621,841

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	405,585	80,906,096
Cannae Holdings, Inc.*	18,860	355,700
Leucadia National Corp.	73,888	1,679,474
Voya Financial, Inc.	42,500	2,146,250

		85,087,520

Insurance (2.9%)
Aflac, Inc.	160,600	7,027,856
Alleghany Corp.	3,854	2,368,052

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Allstate Corp. (The)	74,740	$7,085,352
American Equity Investment Life Holding Co.	17,400	510,864
American Financial Group, Inc.	16,830	1,888,663
American International Group, Inc.	196,736	10,706,373
American National Insurance Co.	4,000	467,840
AMERISAFE, Inc.	2,300	127,075
AmTrust Financial Services, Inc.(x)	18,600	228,966
Aon plc	53,378	7,490,535
Arch Capital Group Ltd.*	29,800	2,550,582
Argo Group International Holdings Ltd.	5,175	297,045
Arthur J Gallagher & Co.	39,500	2,714,835
Aspen Insurance Holdings Ltd.	18,170	814,925
Assurant, Inc.	12,900	1,179,189
Assured Guaranty Ltd.	33,400	1,209,080
Athene Holding Ltd., Class A*	23,454	1,121,336
Axis Capital Holdings Ltd.	17,270	994,234
Brighthouse Financial, Inc.*	18,832	967,965
Brown & Brown, Inc.	51,200	1,302,528
Chubb Ltd.	99,144	13,559,925
Cincinnati Financial Corp.	34,320	2,548,603
CNA Financial Corp.	9,600	473,760
CNO Financial Group, Inc.	37,400	810,458
Employers Holdings, Inc.	1,900	76,855
Enstar Group Ltd.*	2,700	567,675
Erie Indemnity Co., Class A	5,900	694,076
Everest Re Group Ltd.	9,800	2,516,836
FBL Financial Group, Inc., Class A	1,900	131,765
First American Financial Corp.	26,400	1,549,152
FNF Group	65,689	2,628,874
Genworth Financial, Inc., Class A*	116,400	329,412
Hanover Insurance Group, Inc. (The)	10,690	1,260,244
Hartford Financial Services Group, Inc. (The)	82,510	4,250,915
Horace Mann Educators Corp.	6,100	260,775
Infinity Property & Casualty Corp.	1,400	165,760
Kemper Corp.	12,000	684,000
Lincoln National Corp.	47,450	3,466,697
Loews Corp.	64,792	3,222,106
Markel Corp.*	2,960	3,463,940
Marsh & McLennan Cos., Inc.	107,250	8,857,777
Mercury General Corp.	11,900	545,853
MetLife, Inc.	197,560	9,066,028
National General Holdings Corp.	12,700	308,737
National Western Life Group, Inc., Class A	100	30,488
Navigators Group, Inc. (The)	900	51,885
Old Republic International Corp.	71,894	1,542,126
Primerica, Inc.	9,800	946,680
Principal Financial Group, Inc.	62,900	3,831,239
ProAssurance Corp.	11,800	572,890
Progressive Corp. (The)	128,200	7,811,226
Prudential Financial, Inc.	89,331	9,250,225
Reinsurance Group of America, Inc.	15,510	2,388,540
RenaissanceRe Holdings Ltd.	9,760	1,351,858
RLI Corp.	8,880	562,903
Safety Insurance Group, Inc.	500	38,425
Selective Insurance Group, Inc.	13,700	831,590
State Auto Financial Corp.	600	17,142
Third Point Reinsurance Ltd.*	23,300	325,035
Torchmark Corp.	26,705	2,247,760
Travelers Cos., Inc. (The)	58,270	8,091,372
United Fire Group, Inc.	1,100	52,646
Unum Group	50,300	2,394,783
Validus Holdings Ltd.	17,158	1,157,307
White Mountains Insurance Group Ltd.	1,100	904,772
Willis Towers Watson plc	28,000	4,261,320
WR Berkley Corp.	20,200	1,468,540
XL Group Ltd.	59,870	3,308,416

		165,932,686

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	73,700	1,394,404
Annaly Capital Management, Inc. (REIT)	248,353	2,590,322
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	23,400	420,732
Capstead Mortgage Corp. (REIT)	3,600	31,140
Chimera Investment Corp. (REIT)	44,040	766,736
CYS Investments, Inc. (REIT)	35,300	237,216
Granite Point Mortgage Trust, Inc. (REIT)	3,768	62,323
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	200	3,900
Invesco Mortgage Capital, Inc. (REIT)	24,500	401,310
KKR Real Estate Finance Trust, Inc. (REIT)(x)	100	2,006
Ladder Capital Corp. (REIT)	13,200	199,056
MFA Financial, Inc. (REIT)	120,050	903,976
New Residential Investment Corp. (REIT)	66,550	1,094,748
PennyMac Mortgage Investment Trust (REIT)	7,100	128,013
Redwood Trust, Inc. (REIT)	13,600	210,392
Starwood Property Trust, Inc. (REIT)	57,200	1,198,340
TPG RE Finance Trust, Inc. (REIT)	4,600	91,494
Two Harbors Investment Corp. (REIT)	43,100	662,447

		10,398,555

Thrifts & Mortgage Finance (0.1%)
Beneficial Bancorp, Inc.	31,416	488,519
BofI Holding, Inc.(x)*	9,000	364,770
Capitol Federal Financial, Inc.	29,886	369,092
Dime Community Bancshares, Inc.	24,800	456,320
Essent Group Ltd.*	17,600	749,056
Flagstar Bancorp, Inc.*	4,800	169,920
Kearny Financial Corp.	35,632	463,216
LendingTree, Inc.(x)*	1,400	459,410
MGIC Investment Corp.*	75,800	985,400
Nationstar Mortgage Holdings, Inc.(x)*	12,800	229,888
New York Community Bancorp, Inc.	108,550	1,414,406
Northwest Bancshares, Inc.	16,800	278,208
OceanFirst Financial Corp.	2,600	69,550
Provident Financial Services, Inc.	4,800	122,832
Radian Group, Inc.	50,400	959,616
TFS Financial Corp.	15,800	232,102
TrustCo Bank Corp.	12,900	109,005
Walker & Dunlop, Inc.	3,000	178,260
Washington Federal, Inc.	23,100	799,260
WSFS Financial Corp.	800	38,320

		8,937,150

Total Financials		863,877,117

Health Care (13.2%)
Biotechnology (2.9%)
AbbVie, Inc.	336,704	31,869,034
ACADIA Pharmaceuticals, Inc.(x)*	22,600	507,822
Acceleron Pharma, Inc.*	7,600	297,160
Achaogen, Inc.(x)*	10,800	139,860

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Achillion Pharmaceuticals, Inc.(x)*	49,600	$184,016
Agios Pharmaceuticals, Inc.(x)*	8,400	686,952
Aimmune Therapeutics, Inc.(x)*	7,800	248,274
Alder Biopharmaceuticals, Inc.(x)*	16,600	210,820
Alexion Pharmaceuticals, Inc.*	48,453	5,400,571
Alkermes plc*	37,600	2,179,296
Alnylam Pharmaceuticals, Inc.*	17,900	2,131,890
AMAG Pharmaceuticals, Inc.(x)*	16,000	322,400
Amgen, Inc.	151,939	25,902,561
Amicus Therapeutics, Inc.(x)*	28,800	433,152
AnaptysBio, Inc.*	2,600	270,608
Arena Pharmaceuticals, Inc.*	11,400	450,300
Array BioPharma, Inc.*	36,700	598,944
Avexis, Inc.*	5,900	729,122
Biogen, Inc.*	45,360	12,420,475
BioMarin Pharmaceutical, Inc.*	39,500	3,202,265
Bluebird Bio, Inc.*	9,900	1,690,425
Blueprint Medicines Corp.*	9,100	834,470
Celgene Corp.*	157,338	14,036,123
Clovis Oncology, Inc.*	6,700	353,760
Eagle Pharmaceuticals, Inc.(x)*	3,500	184,415
Emergent BioSolutions, Inc.*	9,100	479,115
Esperion Therapeutics, Inc.*	9,300	672,669
Exact Sciences Corp.*	23,800	959,854
Exelixis, Inc.*	63,800	1,413,170
FibroGen, Inc.*	14,700	679,140
Five Prime Therapeutics, Inc.*	9,200	158,056
Foundation Medicine, Inc.(x)*	6,800	535,500
Genomic Health, Inc.*	9,100	284,739
Gilead Sciences, Inc.	274,191	20,671,259
Global Blood Therapeutics, Inc.*	9,000	434,700
Halozyme Therapeutics, Inc.*	25,700	503,463
Heron Therapeutics, Inc.(x)*	3,600	99,360
Immunomedics, Inc.(x)*	26,300	384,243
Incyte Corp.*	37,700	3,141,541
Insmed, Inc.*	16,100	362,572
Insys Therapeutics, Inc.(x)*	24,000	144,960
Intercept Pharmaceuticals, Inc.(x)*	3,200	196,864
Intrexon Corp.(x)*	26,200	401,646
Ionis Pharmaceuticals, Inc.(x)*	31,900	1,406,152
Ironwood Pharmaceuticals, Inc.(x)*	22,200	342,546
Karyopharm Therapeutics, Inc.*	8,700	116,754
Keryx Biopharmaceuticals, Inc.(x)*	30,700	125,563
Lexicon Pharmaceuticals, Inc.(x)*	15,400	131,978
Ligand Pharmaceuticals, Inc.*	3,500	578,060
Loxo Oncology, Inc.(x)*	5,800	669,146
Momenta Pharmaceuticals, Inc.*	20,900	379,335
Myriad Genetics, Inc.*	11,500	339,825
Neurocrine Biosciences, Inc.*	18,900	1,567,377
OPKO Health, Inc.(x)*	46,925	148,752
PDL BioPharma, Inc.*	58,500	171,990
Portola Pharmaceuticals, Inc.*	11,200	365,792
Prothena Corp. plc(x)*	7,900	290,009
Puma Biotechnology, Inc.(x)*	5,000	340,250
Radius Health, Inc.(x)*	6,900	247,986
Regeneron Pharmaceuticals, Inc.*	17,400	5,991,864
Repligen Corp.*	7,500	271,350
Retrophin, Inc.*	7,300	163,228
Sage Therapeutics, Inc.*	8,600	1,385,202
Sarepta Therapeutics, Inc.(x)*	9,800	726,082
Seattle Genetics, Inc.(x)*	23,100	1,209,054
Seres Therapeutics, Inc.(x)*	2,100	15,414
Spark Therapeutics, Inc.(x)*	4,800	319,632
Spectrum Pharmaceuticals, Inc.*	27,100	436,039
Synergy Pharmaceuticals, Inc.(x)*	89,500	163,785
TESARO, Inc.(x)*	8,200	468,548
Ultragenyx Pharmaceutical, Inc.*	8,700	443,613
United Therapeutics Corp.*	10,000	1,123,600
Vertex Pharmaceuticals, Inc.*	55,700	9,077,986
Xencor, Inc.*	2,900	86,942
ZIOPHARM Oncology, Inc.(x)*	37,668	147,659

		166,059,079

Health Care Equipment & Supplies (2.9%)
Abaxis, Inc.	3,300	233,046
Abbott Laboratories	356,512	21,362,199
ABIOMED, Inc.*	9,900	2,880,801
Align Technology, Inc.*	16,900	4,244,097
Analogic Corp.	2,000	191,800
Baxter International, Inc.	109,380	7,114,075
Becton Dickinson and Co.	56,613	12,268,037
Boston Scientific Corp.*	301,000	8,223,320
Cantel Medical Corp.	8,150	907,991
Cardiovascular Systems, Inc.*	200	4,386
CONMED Corp.	5,200	329,316
Cooper Cos., Inc. (The)	11,800	2,699,958
Danaher Corp.	131,660	12,890,831
Dentsply Sirona, Inc.	48,980	2,464,184
DexCom, Inc.(x)*	20,100	1,490,616
Edwards Lifesciences Corp.*	47,100	6,571,392
Glaukos Corp.(x)*	8,800	271,304
Globus Medical, Inc., Class A*	14,100	702,462
Haemonetics Corp.*	12,100	885,236
Halyard Health, Inc.*	7,975	367,488
Hill-Rom Holdings, Inc.	14,830	1,290,210
Hologic, Inc.*	62,600	2,338,736
ICU Medical, Inc.*	2,400	605,760
IDEXX Laboratories, Inc.*	19,800	3,789,522
Inogen, Inc.*	2,500	307,100
Insulet Corp.*	13,900	1,204,852
Integer Holdings Corp.*	8,600	486,330
Integra LifeSciences Holdings Corp.*	14,600	807,964
Intuitive Surgical, Inc.*	23,800	9,825,354
iRhythm Technologies, Inc.*	5,000	314,750
K2M Group Holdings, Inc.*	800	15,160
LivaNova plc*	10,700	946,950
Masimo Corp.*	13,200	1,160,940
Medtronic plc	291,585	23,390,949
Meridian Bioscience, Inc.	16,100	228,620
Merit Medical Systems, Inc.*	6,700	303,845
Natus Medical, Inc.*	9,600	323,040
Neogen Corp.*	13,200	884,268
Nevro Corp.*	5,600	485,352
Novocure Ltd.*	14,700	320,460
NuVasive, Inc.*	12,950	676,119
NxStage Medical, Inc.*	12,800	318,208
OraSure Technologies, Inc.*	6,200	104,718
Penumbra, Inc.*	6,300	728,595
Quidel Corp.*	1,600	82,896
ResMed, Inc.	29,700	2,924,559
STERIS plc	18,500	1,727,160
Stryker Corp.	73,070	11,758,424
Teleflex, Inc.	10,900	2,779,282
Varex Imaging Corp.*	8,924	319,301
Varian Medical Systems, Inc.*	22,310	2,736,322
West Pharmaceutical Services, Inc.	16,900	1,492,101
Wright Medical Group NV*	21,955	435,587
Zimmer Biomet Holdings, Inc.	44,600	4,863,184

		166,079,157

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.(x)*	14,500	568,110
Aetna, Inc.	68,497	11,575,993
Amedisys, Inc.*	5,800	349,972
AmerisourceBergen Corp.	36,700	3,163,907

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
AMN Healthcare Services, Inc.*	10,100	$573,175
Anthem, Inc.	55,280	12,145,016
BioTelemetry, Inc.(x)*	4,600	142,830
Brookdale Senior Living, Inc.*	36,435	244,479
Cardinal Health, Inc.	67,100	4,205,828
Centene Corp.*	37,324	3,988,816
Chemed Corp.	4,200	1,146,012
Cigna Corp.	51,340	8,611,772
Community Health Systems, Inc.(x)*	33,267	131,737
DaVita, Inc.*	32,800	2,162,832
Diplomat Pharmacy, Inc.*	13,200	265,980
Encompass Health Corp.	24,800	1,417,816
Envision Healthcare Corp.(x)*	25,296	972,125
Express Scripts Holding Co.*	119,651	8,265,491
HCA Healthcare, Inc.	60,600	5,878,200
HealthEquity, Inc.*	9,000	544,860
Henry Schein, Inc.*	39,500	2,654,795
Humana, Inc.	30,100	8,091,783
Kindred Healthcare, Inc.*	14,400	131,760
Laboratory Corp. of America Holdings*	21,635	3,499,461
LifePoint Health, Inc.*	7,650	359,550
Magellan Health, Inc.*	4,800	514,080
McKesson Corp.	43,480	6,125,028
MEDNAX, Inc.*	22,740	1,265,026
Molina Healthcare, Inc.(x)*	12,900	1,047,222
Owens & Minor, Inc.	15,050	234,027
Patterson Cos., Inc.	27,600	613,548
Premier, Inc., Class A(x)*	12,400	388,244
Quest Diagnostics, Inc.	33,230	3,332,969
Select Medical Holdings Corp.*	19,500	336,375
Tenet Healthcare Corp.*	18,900	458,325
Tivity Health, Inc.*	4,300	170,495
UnitedHealth Group, Inc.	203,557	43,561,198
Universal Health Services, Inc., Class B	19,580	2,318,468
WellCare Health Plans, Inc.*	10,400	2,013,752

		143,471,057

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	795,958
athenahealth, Inc.*	9,100	1,301,573
Castlight Health, Inc., Class B(x)*	16,800	61,320
Cerner Corp.*	62,600	3,630,800
Cotiviti Holdings, Inc.*	9,700	334,068
Evolent Health, Inc., Class A(x)*	9,900	141,075
HMS Holdings Corp.*	22,500	378,900
Inovalon Holdings, Inc., Class A(x)*	19,500	206,700
Medidata Solutions, Inc.*	13,600	854,216
Omnicell, Inc.*	5,000	217,000
Quality Systems, Inc.*	7,500	102,375
Teladoc, Inc.(x)*	10,700	431,210
Veeva Systems, Inc., Class A*	22,500	1,642,950

		10,098,145

Life Sciences Tools & Services (0.8%)
Accelerate Diagnostics, Inc.(x)*	5,700	130,245
Agilent Technologies, Inc.	69,630	4,658,247
Bio-Rad Laboratories, Inc., Class A*	5,100	1,275,408
Bio-Techne Corp.	7,850	1,185,664
Bruker Corp.	27,900	834,768
Cambrex Corp.*	6,600	345,180
Charles River Laboratories International, Inc.*	12,250	1,307,565
Illumina, Inc.*	31,000	7,329,020
IQVIA Holdings, Inc.*	34,180	3,353,400
Medpace Holdings, Inc.*	2,000	69,820
Mettler-Toledo International, Inc.*	5,300	3,047,659
PerkinElmer, Inc.	27,500	2,082,300
PRA Health Sciences, Inc.*	10,600	879,376
QIAGEN NV*	57,007	1,841,896
Syneos Health, Inc.*	9,500	337,250
Thermo Fisher Scientific, Inc.	85,350	17,621,361
Waters Corp.*	18,000	3,575,700

		49,874,859

Pharmaceuticals (3.9%)
Aerie Pharmaceuticals, Inc.(x)*	7,700	417,725
Akcea Therapeutics, Inc.*	5,000	128,050
Akorn, Inc.*	16,200	303,102
Allergan plc	72,547	12,208,935
Bristol-Myers Squibb Co.	348,230	22,025,547
Catalent, Inc.*	27,600	1,133,256
Corcept Therapeutics, Inc.(x)*	12,600	207,270
Dermira, Inc.*	10,300	82,297
Eli Lilly & Co.	210,910	16,318,107
Endo International plc*	50,254	298,509
Horizon Pharma plc*	35,600	505,520
Impax Laboratories, Inc.*	17,900	348,155
Innoviva, Inc.(x)*	23,900	398,413
Intra-Cellular Therapies, Inc.*	7,100	149,455
Johnson & Johnson	568,560	72,860,964
Lannett Co., Inc.(x)*	3,300	52,965
Mallinckrodt plc(x)*	20,300	293,944
Medicines Co. (The)(x)*	11,200	368,928
Merck & Co., Inc.	578,790	31,526,691
Mylan NV*	117,950	4,856,002
Nektar Therapeutics*	31,600	3,357,816
Omeros Corp.(x)*	12,900	144,093
Pacira Pharmaceuticals, Inc.*	7,500	233,625
Perrigo Co. plc	28,300	2,358,522
Pfizer, Inc.	1,247,117	44,260,182
Phibro Animal Health Corp., Class A	900	35,730
Prestige Brands Holdings, Inc.*	14,500	488,940
Supernus Pharmaceuticals, Inc.*	7,300	334,340
TherapeuticsMD, Inc.(x)*	49,500	241,065
Theravance Biopharma, Inc.(x)*	2,600	63,050
Zoetis, Inc.	107,100	8,943,921

		224,945,119

Total Health Care		760,527,416

Industrials (10.7%)
Aerospace & Defense (2.7%)
Aerojet Rocketdyne Holdings, Inc.*	7,700	215,369
Arconic, Inc.	98,716	2,274,416
Axon Enterprise, Inc.*	11,900	467,789
Boeing Co. (The)	118,200	38,755,416
BWX Technologies, Inc.	25,200	1,600,956
Curtiss-Wright Corp.	9,200	1,242,644
Esterline Technologies Corp.*	5,100	373,065
General Dynamics Corp.	55,070	12,164,963
Harris Corp.	25,277	4,076,674
HEICO Corp.	8,113	704,290
HEICO Corp., Class A	15,156	1,075,318
Hexcel Corp.	21,200	1,369,308
Huntington Ingalls Industries, Inc.	10,500	2,706,480
KLX, Inc.*	13,730	975,654
L3 Technologies, Inc.	18,170	3,779,360
Lockheed Martin Corp.	52,060	17,592,636
Mercury Systems, Inc.*	10,200	492,864
Moog, Inc., Class A*	12,000	988,920
Northrop Grumman Corp.	34,050	11,887,536
Orbital ATK, Inc.	14,569	1,931,995
Raytheon Co.	61,790	13,335,518
Rockwell Collins, Inc.	36,265	4,890,335
Spirit AeroSystems Holdings, Inc., Class A	26,500	2,218,050

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Teledyne Technologies, Inc.*	8,700	$1,628,379
Textron, Inc.	61,400	3,620,758
TransDigm Group, Inc.	11,250	3,453,075
Triumph Group, Inc.	11,100	279,720
United Technologies Corp.	157,240	19,783,937

		153,885,425

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	29,800	2,792,558
Expeditors International of Washington, Inc.	40,800	2,582,640
FedEx Corp.	54,050	12,977,945
Forward Air Corp.	300	15,858
United Parcel Service, Inc., Class B	147,650	15,453,049
XPO Logistics, Inc.*	25,400	2,585,974

		36,408,024

Airlines (0.5%)
Alaska Air Group, Inc.	26,900	1,666,724
Allegiant Travel Co.	2,700	465,885
American Airlines Group, Inc.	98,600	5,123,256
Copa Holdings SA, Class A	7,800	1,003,314
Delta Air Lines, Inc.	140,650	7,709,026
Hawaiian Holdings, Inc.	11,300	437,310
JetBlue Airways Corp.*	69,900	1,420,368
SkyWest, Inc.	7,700	418,880
Southwest Airlines Co.	116,100	6,650,208
Spirit Airlines, Inc.*	17,100	646,038
United Continental Holdings, Inc.*	62,240	4,323,813

		29,864,822

Building Products (0.4%)
AAON, Inc.	2,400	93,600
Allegion plc	22,066	1,882,009
American Woodmark Corp.*	1,400	137,830
AO Smith Corp.	30,600	1,945,854
Apogee Enterprises, Inc.	300	13,005
Armstrong Flooring, Inc.*	1,350	18,319
Armstrong World Industries, Inc.*	10,400	585,520
Builders FirstSource, Inc.*	23,500	466,240
Fortune Brands Home & Security, Inc.	37,950	2,234,876
JELD-WEN Holding, Inc.*	13,700	419,494
Johnson Controls International plc	206,337	7,271,316
Lennox International, Inc.	8,610	1,759,626
Masco Corp.	74,300	3,004,692
Masonite International Corp.*	5,500	337,425
Owens Corning	26,970	2,168,388
Simpson Manufacturing Co., Inc.	6,100	351,299
Trex Co., Inc.*	6,800	739,636
Universal Forest Products, Inc.	10,200	330,990
USG Corp.*	22,500	909,450

		24,669,569

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	8,300	277,884
ADT, Inc.	45,800	363,194
Advanced Disposal Services, Inc.*	13,200	294,096
Brady Corp., Class A	7,900	293,485
Brink’s Co. (The)	10,300	734,905
Cintas Corp.	19,000	3,241,020
Clean Harbors, Inc.*	16,200	790,722
Copart, Inc.*	41,900	2,133,967
Covanta Holding Corp.	26,400	382,800
Deluxe Corp.	11,000	814,110
Essendant, Inc.	5,100	39,780
Healthcare Services Group, Inc.	21,900	952,212
Herman Miller, Inc.	14,700	469,665
HNI Corp.	11,700	422,253
KAR Auction Services, Inc.	36,400	1,972,880
Matthews International Corp., Class A	7,900	399,740
Mobile Mini, Inc.	9,700	421,950
MSA Safety, Inc.	5,900	491,116
Multi-Color Corp.(x)	300	19,815
Pitney Bowes, Inc.	22,620	246,332
Republic Services, Inc.	47,435	3,141,620
Rollins, Inc.	21,000	1,071,630
RR Donnelley & Sons Co.	376	3,282
Steelcase, Inc., Class A	1,900	25,840
Stericycle, Inc.*	21,800	1,275,954
Tetra Tech, Inc.	13,600	665,720
UniFirst Corp.	3,500	565,775
Waste Management, Inc.	94,950	7,987,194

		29,498,941

Construction & Engineering (0.2%)
AECOM*	32,802	1,168,735
Dycom Industries, Inc.*	8,300	893,329
EMCOR Group, Inc.	15,300	1,192,329
Fluor Corp.	36,560	2,091,963
Granite Construction, Inc.	9,300	519,498
Jacobs Engineering Group, Inc.	28,100	1,662,115
KBR, Inc.	48,800	790,072
MasTec, Inc.*	14,700	691,635
Quanta Services, Inc.*	33,450	1,149,008
Valmont Industries, Inc.	4,800	702,240

		10,860,924

Electrical Equipment (0.6%)
Acuity Brands, Inc.	10,300	1,433,657
AMETEK, Inc.	47,775	3,629,467
Atkore International Group, Inc.*	100	1,985
Eaton Corp. plc	92,697	7,407,417
Emerson Electric Co.	135,710	9,268,993
EnerSys	13,300	922,621
Generac Holdings, Inc.*	14,600	670,286
Hubbell, Inc.	11,700	1,424,826
Regal Beloit Corp.	13,900	1,019,565
Rockwell Automation, Inc.	27,900	4,860,180
Sensata Technologies Holding plc*	37,400	1,938,442

		32,577,439

Industrial Conglomerates (1.4%)
3M Co.	124,130	27,249,018
Carlisle Cos., Inc.	13,000	1,357,330
General Electric Co.	1,832,567	24,703,003
Honeywell International, Inc.	160,900	23,251,659
Roper Technologies, Inc.	21,450	6,020,800

		82,581,810

Machinery (2.1%)
AGCO Corp.	18,500	1,199,725
Albany International Corp., Class A	2,100	131,670
Allison Transmission Holdings, Inc.	32,000	1,249,920
Barnes Group, Inc.	15,200	910,328
Caterpillar, Inc.	122,610	18,070,262
Colfax Corp.*	27,730	884,587
Crane Co.	11,400	1,057,236
Cummins, Inc.	33,860	5,488,367
Deere & Co.	70,040	10,878,613
Donaldson Co., Inc.	36,700	1,653,335
Dover Corp.	35,990	3,534,938
Evoqua Water Technologies Corp.*	14,600	310,834
Flowserve Corp.	35,740	1,548,614
Fortive Corp.	64,830	5,025,622
Franklin Electric Co., Inc.	10,600	431,950
Gardner Denver Holdings, Inc.*	9,500	291,460
Gates Industrial Corp. plc*	8,300	145,333
Graco, Inc.	37,980	1,736,446
Hillenbrand, Inc.	9,800	449,820
IDEX Corp.	17,840	2,542,378

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Illinois Tool Works, Inc.	64,310	$10,074,805
Ingersoll-Rand plc	54,900	4,694,499
ITT, Inc.	19,525	956,335
John Bean Technologies Corp.	6,800	771,120
Kennametal, Inc.	26,190	1,051,790
Lincoln Electric Holdings, Inc.	14,260	1,282,687
Manitowoc Co., Inc. (The)*	11,725	333,694
Meritor, Inc.*	18,200	374,192
Middleby Corp. (The)*	14,000	1,733,060
Mueller Industries, Inc.	14,700	384,552
Mueller Water Products, Inc., Class A	36,300	394,581
Navistar International Corp.*	14,400	503,568
Nordson Corp.	13,460	1,835,136
Oshkosh Corp.	16,900	1,305,863
PACCAR, Inc.	78,930	5,222,798
Parker-Hannifin Corp.	30,510	5,218,125
Pentair plc	35,987	2,451,794
Proto Labs, Inc.*	5,500	646,525
RBC Bearings, Inc.*	3,900	484,380
REV Group, Inc.(x)	4,400	91,344
Rexnord Corp.*	14,900	442,232
Snap-on, Inc.	12,100	1,785,234
SPX FLOW, Inc.*	7,300	359,087
Stanley Black & Decker, Inc.	33,335	5,106,922
Terex Corp.	19,930	745,581
Timken Co. (The)	21,240	968,544
Toro Co. (The)	26,880	1,678,656
Trinity Industries, Inc.	32,940	1,074,832
WABCO Holdings, Inc.*	12,370	1,655,972
Wabtec Corp.(x)	20,000	1,628,000
Watts Water Technologies, Inc., Class A	3,900	303,030
Welbilt, Inc.*	46,900	912,205
Woodward, Inc.	14,630	1,048,386
Xylem, Inc.	39,450	3,034,494

		118,095,461

Marine (0.0%)
Kirby Corp.*	14,250	1,096,538
Matson, Inc.	1,480	42,387

		1,138,925

Professional Services (0.4%)
CBIZ, Inc.*	32,420	591,665
Dun & Bradstreet Corp. (The)	9,600	1,123,200
Equifax, Inc.	26,620	3,136,102
Exponent, Inc.	1,300	102,245
FTI Consulting, Inc.*	7,200	348,552
Huron Consulting Group, Inc.*	4,400	167,640
IHS Markit Ltd.*	86,500	4,172,760
Insperity, Inc.	7,600	528,580
Korn/Ferry International	8,800	453,992
ManpowerGroup, Inc.	15,180	1,747,218
Nielsen Holdings plc	78,000	2,479,620
On Assignment, Inc.*	13,500	1,105,380
Resources Connection, Inc.	21,850	353,970
Robert Half International, Inc.	27,260	1,578,082
TransUnion*	37,800	2,146,284
TriNet Group, Inc.*	7,200	333,504
Verisk Analytics, Inc.*	35,500	3,692,000
WageWorks, Inc.*	9,100	411,320

		24,472,114

Road & Rail (1.0%)
AMERCO	1,400	483,140
Avis Budget Group, Inc.(x)*	16,190	758,340
CSX Corp.	183,150	10,203,286
Genesee & Wyoming, Inc., Class A*	14,700	1,040,613
Heartland Express, Inc.	14,400	259,056
JB Hunt Transport Services, Inc.	18,850	2,208,277
Kansas City Southern	23,950	2,630,907
Knight-Swift Transportation Holdings, Inc.	30,935	1,423,319
Landstar System, Inc.	9,750	1,069,088
Norfolk Southern Corp.	59,770	8,115,571
Old Dominion Freight Line, Inc.	15,750	2,314,778
Ryder System, Inc.	11,300	822,527
Saia, Inc.*	2,400	180,360
Schneider National, Inc., Class B(x)	12,800	333,568
Union Pacific Corp.	169,320	22,761,688
Werner Enterprises, Inc.	12,300	448,950

		55,053,468

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	895,020
Aircastle Ltd.	9,400	186,684
Applied Industrial Technologies, Inc.	6,500	473,850
Beacon Roofing Supply, Inc.*	12,000	636,840
Fastenal Co.	62,000	3,384,580
GATX Corp.(x)	10,700	732,843
HD Supply Holdings, Inc.*	41,500	1,574,510
Herc Holdings, Inc.*	2,000	129,900
MRC Global, Inc.*	1,000	16,440
MSC Industrial Direct Co., Inc., Class A	12,200	1,118,862
NOW, Inc.(x)*	10,820	110,580
SiteOne Landscape Supply, Inc.*	6,700	516,168
Triton International Ltd.	7,500	229,500
United Rentals, Inc.*	17,922	3,095,667
Univar, Inc.*	22,900	635,475
Watsco, Inc.	7,310	1,322,891
WESCO International, Inc.*	8,220	510,051
WW Grainger, Inc.	10,950	3,090,857

		18,660,718

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,800	620,424
Wesco Aircraft Holdings, Inc.*	3,500	35,875

		656,299

Total Industrials		618,423,939

Information Technology (23.7%)
Communications Equipment (1.2%)
Acacia Communications, Inc.(x)*	3,300	126,918
Arista Networks, Inc.*	11,700	2,987,010
ARRIS International plc*	41,000	1,089,370
Casa Systems, Inc.*	11,400	334,476
Ciena Corp.*	31,400	813,260
Cisco Systems, Inc.	1,052,470	45,140,439
CommScope Holding Co., Inc.*	42,200	1,686,734
EchoStar Corp., Class A*	9,100	480,207
F5 Networks, Inc.*	13,700	1,981,157
Finisar Corp.(x)*	24,800	392,088
Infinera Corp.*	21,500	233,490
InterDigital, Inc.	7,000	515,200
Juniper Networks, Inc.	85,000	2,068,050
Lumentum Holdings, Inc.(x)*	11,170	712,646
Motorola Solutions, Inc.	36,921	3,887,781
NetScout Systems, Inc.*	17,800	469,030
Oclaro, Inc.(x)*	46,800	447,408
Palo Alto Networks, Inc.*	20,400	3,703,008
Plantronics, Inc.	5,300	319,961
Ubiquiti Networks, Inc.(x)*	3,600	247,680
ViaSat, Inc.(x)*	12,200	801,784
Viavi Solutions, Inc.*	33,650	327,078

		68,764,775

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	66,740	5,748,316

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Anixter International, Inc.*	4,500	$340,875
Arrow Electronics, Inc.*	19,500	1,501,890
Avnet, Inc.	29,320	1,224,403
AVX Corp.	14,200	235,010
Belden, Inc.	10,900	751,446
CDW Corp.	31,700	2,228,827
Cognex Corp.	38,200	1,986,018
Coherent, Inc.*	5,400	1,011,960
Corning, Inc.	183,790	5,124,065
Dolby Laboratories, Inc., Class A	12,700	807,212
FLIR Systems, Inc.	29,900	1,495,299
II-VI, Inc.*	13,300	543,970
IPG Photonics Corp.*	9,100	2,123,758
Itron, Inc.*	8,010	573,115
Jabil, Inc.	47,200	1,356,056
Keysight Technologies, Inc.*	43,115	2,258,795
Knowles Corp.*	10,445	131,503
Littelfuse, Inc.	6,500	1,353,170
National Instruments Corp.	23,000	1,163,110
Plexus Corp.*	4,000	238,920
Rogers Corp.*	3,900	466,206
Sanmina Corp.*	4,200	109,830
SYNNEX Corp.	7,200	852,480
Tech Data Corp.*	11,200	953,456
Trimble, Inc.*	61,000	2,188,680
TTM Technologies, Inc.*	12,400	189,596
Universal Display Corp.(x)	10,000	1,010,000
VeriFone Systems, Inc.*	20,800	319,904
Vishay Intertechnology, Inc.	31,800	591,480
Zebra Technologies Corp., Class A*	12,400	1,725,956

		40,605,306

Internet Software & Services (4.3%)
2U, Inc.*	9,600	806,688
Akamai Technologies, Inc.*	39,400	2,796,612
Alphabet, Inc., Class A*	62,725	65,054,606
Alphabet, Inc., Class C*	63,719	65,744,627
Alteryx, Inc., Class A*	5,300	180,942
Box, Inc., Class A*	17,100	351,405
Cars.com, Inc.(x)*	17,600	498,608
Cimpress NV(x)*	5,400	835,380
Cloudera, Inc.*	15,000	323,700
CommerceHub, Inc., Series C*	2,428	54,606
Cornerstone OnDemand, Inc.*	11,300	441,943
CoStar Group, Inc.*	7,535	2,732,794
Coupa Software, Inc.*	6,100	278,282
eBay, Inc.*	209,970	8,449,193
Envestnet, Inc.*	5,200	297,960
Etsy, Inc.*	24,700	693,082
Facebook, Inc., Class A*	498,500	79,655,315
GoDaddy, Inc., Class A*	25,500	1,566,210
GrubHub, Inc.(x)*	18,300	1,856,901
GTT Communications, Inc.*	5,400	306,180
IAC/InterActiveCorp.*	14,850	2,322,243
j2 Global, Inc.	14,600	1,152,232
LogMeIn, Inc.	10,804	1,248,402
Match Group, Inc.(x)*	6,600	293,304
MuleSoft, Inc., Class A*	10,700	470,586
New Relic, Inc.*	6,400	474,368
Nutanix, Inc., Class A(x)*	22,800	1,119,708
Okta, Inc.*	13,500	537,975
Q2 Holdings, Inc.*	3,400	154,870
Stamps.com, Inc.*	3,600	723,780
Trade Desk, Inc. (The), Class A*	7,800	387,036
TrueCar, Inc.(x)*	13,100	123,926
Twilio, Inc., Class A(x)*	11,700	446,706
Twitter, Inc.*	147,100	4,267,371
VeriSign, Inc.(x)*	18,750	2,223,000
Yelp, Inc.*	13,200	551,100
Zillow Group, Inc., Class A*	7,862	424,548
Zillow Group, Inc., Class C(x)*	23,524	1,265,591

		251,111,780

IT Services (4.3%)
Accenture plc, Class A	130,700	20,062,450
Acxiom Corp.*	11,800	267,978
Alliance Data Systems Corp.	10,752	2,288,671
Amdocs Ltd.	30,310	2,022,283
Automatic Data Processing, Inc.	98,250	11,149,410
Black Knight, Inc.*	27,142	1,278,388
Blackhawk Network Holdings, Inc.*	11,600	518,520
Booz Allen Hamilton Holding Corp.	26,700	1,033,824
Broadridge Financial Solutions, Inc.	25,110	2,754,316
CACI International, Inc., Class A*	6,000	908,100
Cardtronics plc, Class A*	6,300	140,553
Cognizant Technology Solutions Corp., Class A	123,500	9,941,750
Conduent, Inc.*	47,886	892,595
Convergys Corp.	12,400	280,488
CoreLogic, Inc.*	26,300	1,189,549
CSRA, Inc.	37,740	1,556,020
DST Systems, Inc.	12,360	1,033,914
DXC Technology Co.	61,096	6,141,981
EPAM Systems, Inc.*	11,900	1,362,788
Euronet Worldwide, Inc.*	14,700	1,160,124
Evertec, Inc.	3,800	62,130
ExlService Holdings, Inc.*	5,000	278,850
Fidelity National Information Services, Inc.	71,425	6,878,228
First Data Corp., Class A*	99,100	1,585,600
Fiserv, Inc.*	93,800	6,688,878
FleetCor Technologies, Inc.*	19,100	3,867,750
Gartner, Inc.*	18,678	2,196,906
Genpact Ltd.	41,700	1,333,983
Global Payments, Inc.	34,252	3,819,783
International Business Machines Corp.	178,931	27,453,383
Jack Henry & Associates, Inc.	18,030	2,180,729
Leidos Holdings, Inc.	30,737	2,010,200
ManTech International Corp., Class A	4,800	266,256
Mastercard, Inc., Class A	195,400	34,226,263
MAXIMUS, Inc.	16,800	1,121,232
Paychex, Inc.	69,010	4,250,326
PayPal Holdings, Inc.*	241,370	18,312,742
Sabre Corp.	48,600	1,042,470
Science Applications International Corp.	12,021	947,255
Square, Inc., Class A*	49,000	2,410,800
Switch, Inc., Class A(x)	20,240	322,018
Syntel, Inc.*	4,400	112,332
Teradata Corp.*	25,960	1,029,833
Total System Services, Inc.	37,800	3,260,628
Travelport Worldwide Ltd.	32,100	524,514
TTEC Holdings, Inc.	10,650	326,955
Visa, Inc., Class A	386,300	46,209,206
Western Union Co. (The)	115,560	2,222,219
WEX, Inc.*	10,100	1,581,862
Worldpay, Inc.*	61,855	5,086,955

		247,593,988

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Energy Industries, Inc.*	9,100	581,490
Advanced Micro Devices, Inc.(x)*	169,900	1,707,495
Amkor Technology, Inc.*	16,500	167,145
Analog Devices, Inc.	81,127	7,393,104
Applied Materials, Inc.	225,320	12,530,045

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Broadcom Ltd.	86,480	$20,379,012
Brooks Automation, Inc.	11,200	303,296
Cabot Microelectronics Corp.	5,400	578,394
Cavium, Inc.*	17,035	1,352,238
Cirrus Logic, Inc.*	15,300	621,639
Cree, Inc.*	20,400	822,324
Cypress Semiconductor Corp.	76,746	1,301,612
Entegris, Inc.	32,940	1,146,312
First Solar, Inc.*	17,400	1,235,052
Integrated Device Technology, Inc.*	34,800	1,063,488
Intel Corp.	993,790	51,756,583
KLA-Tencor Corp.	34,680	3,780,467
Lam Research Corp.	36,375	7,389,945
MACOM Technology Solutions Holdings, Inc.(x)*	12,000	199,200
Marvell Technology Group Ltd.	101,330	2,127,930
Maxim Integrated Products, Inc.	59,550	3,586,101
MaxLinear, Inc.*	8,900	202,475
Microchip Technology, Inc.	51,420	4,697,731
Micron Technology, Inc.*	231,850	12,088,659
Microsemi Corp.*	26,022	1,684,144
MKS Instruments, Inc.	13,200	1,526,580
Monolithic Power Systems, Inc.	9,900	1,146,123
NVIDIA Corp.	121,160	28,059,444
NXP Semiconductors NV*	73,700	8,622,900
ON Semiconductor Corp.*	90,600	2,216,076
Power Integrations, Inc.	4,200	287,070
Qorvo, Inc.*	28,417	2,001,978
QUALCOMM, Inc.	313,780	17,386,550
Rambus, Inc.*	7,200	96,696
Semtech Corp.*	7,900	308,495
Silicon Laboratories, Inc.*	13,440	1,208,256
Skyworks Solutions, Inc.	39,100	3,920,166
Teradyne, Inc.	45,810	2,093,975
Texas Instruments, Inc.	208,090	21,618,470
Veeco Instruments, Inc.*	7,800	132,600
Versum Materials, Inc.	22,990	865,114
Xilinx, Inc.	54,300	3,922,632
Xperi Corp.	8,300	175,545

		234,284,551

Software (5.5%)
ACI Worldwide, Inc.*	37,500	889,500
Activision Blizzard, Inc.	156,300	10,543,998
Adobe Systems, Inc.*	104,420	22,563,074
ANSYS, Inc.*	19,500	3,055,455
Aspen Technology, Inc.*	20,800	1,640,912
Atlassian Corp. plc, Class A*	16,100	868,112
Autodesk, Inc.*	44,750	5,619,705
Blackbaud, Inc.	13,000	1,323,530
Blackline, Inc.*	10,200	399,942
CA, Inc.	78,750	2,669,625
Cadence Design Systems, Inc.*	67,630	2,486,755
Callidus Software, Inc.*	14,300	514,085
CDK Global, Inc.	27,450	1,738,683
Citrix Systems, Inc.*	32,450	3,011,360
CommVault Systems, Inc.*	4,700	268,840
Dell Technologies, Inc., Class V*	44,769	3,277,538
Ebix, Inc.	4,500	335,250
Electronic Arts, Inc.*	63,900	7,747,236
Ellie Mae, Inc.*	7,200	661,968
Fair Isaac Corp.*	8,000	1,354,960
FireEye, Inc.*	33,600	568,848
Fortinet, Inc.*	30,700	1,644,906
Guidewire Software, Inc.*	17,000	1,374,110
HubSpot, Inc.(x)*	7,400	801,420
Imperva, Inc.*	4,000	173,200
Intuit, Inc.	53,150	9,213,552
Manhattan Associates, Inc.*	17,700	741,276
Microsoft Corp.	1,585,750	144,731,402
MicroStrategy, Inc., Class A*	1,500	193,485
Nuance Communications, Inc.*	60,290	949,568
Oracle Corp.	616,512	28,205,424
Paycom Software, Inc.(x)*	10,000	1,073,900
Paylocity Holding Corp.*	5,600	286,888
Pegasystems, Inc.	4,500	272,925
Progress Software Corp.	6,000	230,700
Proofpoint, Inc.*	9,200	1,045,580
PTC, Inc.*	25,750	2,008,757
Qualys, Inc.*	6,700	487,425
RealPage, Inc.*	8,100	417,150
Red Hat, Inc.*	37,600	5,621,576
RingCentral, Inc., Class A*	12,900	819,150
salesforce.com, Inc.*	144,700	16,828,610
ServiceNow, Inc.*	37,500	6,204,375
Splunk, Inc.*	29,100	2,863,149
SS&C Technologies Holdings, Inc.	39,200	2,102,688
Symantec Corp.	144,190	3,727,312
Synchronoss Technologies, Inc.*	4,510	47,581
Synopsys, Inc.*	32,520	2,706,965
Tableau Software, Inc., Class A*	12,100	977,922
Take-Two Interactive Software, Inc.*	25,800	2,522,724
TiVo Corp.	11,836	160,378
Tyler Technologies, Inc.*	9,400	1,983,024
Ultimate Software Group, Inc. (The)*	6,600	1,608,420
Verint Systems, Inc.*	14,800	630,480
VMware, Inc., Class A(x)*	14,200	1,722,034
Workday, Inc., Class A*	27,400	3,482,814
Zendesk, Inc.*	18,200	871,234
Zynga, Inc., Class A*	123,800	453,108

		320,724,588

Technology Hardware, Storage & Peripherals (3.6%)
3D Systems Corp.(x)*	23,700	274,683
Apple, Inc.	1,070,526	179,612,852
Diebold Nixdorf, Inc.(x)	16,550	254,870
Hewlett Packard Enterprise Co.	330,132	5,790,515
HP, Inc.	353,132	7,740,653
NCR Corp.*	31,200	983,424
NetApp, Inc.	59,850	3,692,147
Pure Storage, Inc., Class A*	23,200	462,840
Western Digital Corp.	62,378	5,755,618
Xerox Corp.	59,857	1,722,685

		206,290,287

Total Information Technology		1,369,375,275

Materials (3.3%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	45,980	7,312,199
Albemarle Corp.	26,276	2,436,836
Ashland Global Holdings, Inc.	17,264	1,204,855
Axalta Coating Systems Ltd.*	47,000	1,418,930
Balchem Corp.	5,700	465,975
Cabot Corp.	11,900	663,068
Celanese Corp.	31,100	3,116,531
CF Industries Holdings, Inc.	57,010	2,150,987
Chemours Co. (The)	42,328	2,061,797
DowDuPont, Inc.	493,331	31,430,118
Eastman Chemical Co.	33,528	3,539,886
Ecolab, Inc.	55,888	7,660,568
FMC Corp.	30,700	2,350,699
GCP Applied Technologies, Inc.*	15,400	447,370
HB Fuller Co.	16,100	800,653
Huntsman Corp.	55,200	1,614,600
Ingevity Corp.*	10,555	777,798

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
International Flavors & Fragrances, Inc.	18,700	$2,560,217
LyondellBasell Industries NV, Class A	69,400	7,334,192
Minerals Technologies, Inc.	8,400	562,380
Monsanto Co.	95,400	11,132,226
Mosaic Co. (The)	86,530	2,100,948
NewMarket Corp.	2,200	883,696
Olin Corp.	39,500	1,200,405
Platform Specialty Products Corp.*	47,600	458,388
PolyOne Corp.	19,600	833,392
PPG Industries, Inc.	55,300	6,171,480
Praxair, Inc.	60,800	8,773,440
RPM International, Inc.(x)	28,950	1,380,047
Scotts Miracle-Gro Co. (The)(x)	11,900	1,020,425
Sensient Technologies Corp.	12,500	882,250
Sherwin-Williams Co. (The)	18,200	7,136,584
Trinseo SA	9,700	718,285
Valvoline, Inc.	47,788	1,057,549
Westlake Chemical Corp.	7,600	844,740
WR Grace & Co.	17,500	1,071,525

		125,575,039

Construction Materials (0.1%)
Eagle Materials, Inc.	10,100	1,040,805
Martin Marietta Materials, Inc.	14,830	3,074,259
Summit Materials, Inc., Class A*	24,336	736,894
Vulcan Materials Co.	29,600	3,379,432

		8,231,390

Containers & Packaging (0.5%)
AptarGroup, Inc.	14,600	1,311,518
Avery Dennison Corp.	20,850	2,215,313
Ball Corp.	80,400	3,192,684
Bemis Co., Inc.	20,900	909,568
Berry Global Group, Inc.*	28,100	1,540,161
Crown Holdings, Inc.*	28,950	1,469,213
Graphic Packaging Holding Co.	85,200	1,307,820
International Paper Co.	88,450	4,725,884
Owens-Illinois, Inc.*	46,650	1,010,439
Packaging Corp. of America	21,400	2,411,780
Sealed Air Corp.	46,560	1,992,302
Sonoco Products Co.	23,760	1,152,360
WestRock Co.	54,932	3,524,986

		26,764,028

Metals & Mining (0.4%)
Alcoa Corp.*	40,805	1,834,593
Allegheny Technologies, Inc.(x)*	26,800	634,624
Carpenter Technology Corp.	6,500	286,780
Commercial Metals Co.	24,800	507,408
Compass Minerals International, Inc.(x)	7,100	428,130
Freeport-McMoRan, Inc.*	290,694	5,107,493
Newmont Mining Corp.	117,200	4,579,004
Nucor Corp.	70,320	4,295,849
Reliance Steel & Aluminum Co.	16,300	1,397,562
Royal Gold, Inc.	18,000	1,545,660
Southern Copper Corp.(x)	19,344	1,048,058
Steel Dynamics, Inc.	55,100	2,436,522
United States Steel Corp.	34,200	1,203,498

		25,305,181

Paper & Forest Products (0.1%)
Domtar Corp.	18,480	786,139
KapStone Paper and Packaging Corp.	18,300	627,873
Louisiana-Pacific Corp.	42,500	1,222,725

		2,636,737

Total Materials		188,512,375

Real Estate (3.6%)
Equity Real Estate Investment Trusts (REITs) (3.5%)
Acadia Realty Trust (REIT)	7,800	191,880
Agree Realty Corp. (REIT)	1,500	72,060
Alexander’s, Inc. (REIT)	400	152,492
Alexandria Real Estate Equities, Inc. (REIT)	21,080	2,632,681
American Campus Communities, Inc. (REIT)	28,300	1,092,946
American Homes 4 Rent (REIT), Class A	47,500	953,800
American Tower Corp. (REIT)	89,200	12,964,328
Americold Realty Trust (REIT)	8,600	164,088
Apartment Investment & Management Co. (REIT), Class A	43,188	1,759,911
Apple Hospitality REIT, Inc. (REIT)	45,300	795,921
Ashford Hospitality Trust, Inc. (REIT)	13,411	86,635
AvalonBay Communities, Inc. (REIT)	31,249	5,139,211
Boston Properties, Inc. (REIT)	32,370	3,988,631
Brandywine Realty Trust (REIT)	51,000	809,880
Brixmor Property Group, Inc. (REIT)	67,400	1,027,850
Camden Property Trust (REIT)	20,180	1,698,752
CareTrust REIT, Inc. (REIT)	1,200	16,080
CatchMark Timber Trust, Inc. (REIT), Class A	800	9,976
Chatham Lodging Trust (REIT)	100	1,915
Chesapeake Lodging Trust (REIT)	2,500	69,525
Colony NorthStar, Inc. (REIT), Class A(x)	122,986	691,181
Columbia Property Trust, Inc. (REIT)	32,600	666,996
CoreCivic, Inc. (REIT)	26,900	525,088
CoreSite Realty Corp. (REIT)	7,800	782,028
Corporate Office Properties Trust (REIT)	24,809	640,816
Cousins Properties, Inc. (REIT)	74,207	644,117
Crown Castle International Corp. (REIT)	88,550	9,705,966
CubeSmart (REIT)	39,700	1,119,540
CyrusOne, Inc. (REIT)	16,000	819,360
DCT Industrial Trust, Inc. (REIT)	22,850	1,287,369
DDR Corp. (REIT)	84,708	620,910
DiamondRock Hospitality Co. (REIT)	28,700	299,628
Digital Realty Trust, Inc. (REIT)	47,072	4,960,447
Douglas Emmett, Inc. (REIT)	37,000	1,360,120
Duke Realty Corp. (REIT)	84,800	2,245,504
EastGroup Properties, Inc. (REIT)	10,300	851,398
Education Realty Trust, Inc. (REIT)	13,400	438,850
Empire State Realty Trust, Inc. (REIT), Class A	27,100	455,009
EPR Properties (REIT)	14,840	822,136
Equinix, Inc. (REIT)	16,838	7,040,641
Equity Commonwealth (REIT)*	33,000	1,012,110
Equity LifeStyle Properties, Inc. (REIT)	21,800	1,913,386
Equity Residential (REIT)	80,987	4,990,419
Essex Property Trust, Inc. (REIT)	14,177	3,412,120
Extra Space Storage, Inc. (REIT)	28,300	2,472,288
Federal Realty Investment Trust (REIT)	17,380	2,017,992
First Industrial Realty Trust, Inc. (REIT)	29,500	862,285
Forest City Realty Trust, Inc. (REIT), Class A	50,700	1,027,182

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Four Corners Property Trust, Inc. (REIT)	3,846	$88,804
Gaming and Leisure Properties, Inc. (REIT)	43,225	1,446,741
GEO Group, Inc. (The) (REIT)	25,500	521,985
GGP, Inc. (REIT)	144,807	2,962,751
Gramercy Property Trust (REIT)	33,066	718,524
HCP, Inc. (REIT)	114,997	2,671,380
Healthcare Realty Trust, Inc. (REIT)	23,600	653,956
Healthcare Trust of America, Inc. (REIT), Class A	43,400	1,147,930
Hersha Hospitality Trust (REIT)	300	5,370
Highwoods Properties, Inc. (REIT)	29,530	1,294,005
Hospitality Properties Trust (REIT)	43,400	1,099,756
Host Hotels & Resorts, Inc. (REIT)	172,913	3,223,098
Hudson Pacific Properties, Inc. (REIT)	34,500	1,122,285
Investors Real Estate Trust (REIT)	2,600	13,494
Invitation Homes, Inc. (REIT)	63,116	1,440,938
Iron Mountain, Inc. (REIT)	56,801	1,866,481
JBG SMITH Properties (REIT)	20,173	680,032
Kilroy Realty Corp. (REIT)	21,800	1,546,928
Kimco Realty Corp. (REIT)	101,522	1,461,917
Kite Realty Group Trust (REIT)	5,000	76,150
Lamar Advertising Co. (REIT), Class A	21,400	1,362,324
LaSalle Hotel Properties (REIT)	26,100	757,161
Lexington Realty Trust (REIT)	14,300	112,541
Liberty Property Trust (REIT)	38,452	1,527,698
Life Storage, Inc. (REIT)	9,300	776,736
Macerich Co. (The) (REIT)	33,684	1,886,978
Medical Properties Trust, Inc. (REIT)	67,300	874,900
Mid-America Apartment Communities, Inc. (REIT)	25,638	2,339,211
Monmouth Real Estate Investment Corp. (REIT)	500	7,520
National Health Investors, Inc. (REIT)	7,000	471,030
National Retail Properties, Inc. (REIT)	38,290	1,503,265
New Senior Investment Group, Inc. (REIT)	600	4,908
NorthStar Realty Europe Corp. (REIT)	1,875	24,413
Omega Healthcare Investors, Inc. (REIT)(x)	44,440	1,201,658
One Liberty Properties, Inc. (REIT)(x)	400	8,840
Outfront Media, Inc. (REIT)	34,770	651,590
Paramount Group, Inc. (REIT)	37,600	535,424
Park Hotels & Resorts, Inc. (REIT)	37,553	1,014,682
Pebblebrook Hotel Trust (REIT)(x)	15,900	546,165
Physicians Realty Trust (REIT)	38,100	593,217
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,400	605,096
PotlatchDeltic Corp. (REIT)	12,600	655,830
Prologis, Inc. (REIT)	116,964	7,367,562
PS Business Parks, Inc. (REIT)	3,300	373,032
Public Storage (REIT)	32,302	6,472,998
QTS Realty Trust, Inc. (REIT), Class A	10,900	394,798
Rayonier, Inc. (REIT)	27,025	950,740
Realty Income Corp. (REIT)	60,028	3,105,248
Regency Centers Corp. (REIT)	33,306	1,964,388
Retail Opportunity Investments Corp. (REIT)	20,800	367,536
Retail Properties of America, Inc. (REIT), Class A	61,600	718,256
Rexford Industrial Realty, Inc. (REIT)	16,200	466,398
RLJ Lodging Trust (REIT)	33,200	645,408
Ryman Hospitality Properties, Inc. (REIT)	10,751	832,665
Sabra Health Care REIT, Inc. (REIT)	34,657	611,696
Saul Centers, Inc. (REIT)	100	5,097
SBA Communications Corp. (REIT)*	26,300	4,495,196
Senior Housing Properties Trust (REIT)	54,290	850,181
Simon Property Group, Inc. (REIT)	67,659	10,443,167
SL Green Realty Corp. (REIT)	19,000	1,839,770
Spirit Realty Capital, Inc. (REIT)	104,667	812,216
STAG Industrial, Inc. (REIT)	18,400	440,128
STORE Capital Corp. (REIT)	35,400	878,628
Sun Communities, Inc. (REIT)	15,200	1,388,824
Sunstone Hotel Investors, Inc. (REIT)	55,458	844,071
Tanger Factory Outlet Centers, Inc. (REIT)(x)	13,500	297,000
Taubman Centers, Inc. (REIT)	14,800	842,268
UDR, Inc. (REIT)	62,836	2,238,218
Uniti Group, Inc. (REIT)(x)	31,402	510,283
Universal Health Realty Income Trust (REIT)	100	6,010
Urban Edge Properties (REIT)	18,223	389,061
Urstadt Biddle Properties, Inc. (REIT), Class A	700	13,510
Ventas, Inc. (REIT)	78,079	3,867,253
VEREIT, Inc. (REIT)	236,500	1,646,040
VICI Properties, Inc. (REIT)	57,400	1,051,568
Vornado Realty Trust (REIT)	40,347	2,715,353
Washington REIT (REIT)	9,570	261,261
Weingarten Realty Investors (REIT)	36,986	1,038,567
Welltower, Inc. (REIT)	83,317	4,534,944
Weyerhaeuser Co. (REIT)	161,735	5,660,725
WP Carey, Inc. (REIT)	25,900	1,605,541
Xenia Hotels & Resorts, Inc. (REIT)	18,300	360,876

		202,123,641

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	64,950	3,066,939
Forestar Group, Inc.(x)*	186	3,934
HFF, Inc., Class A	100	4,970
Howard Hughes Corp. (The)*	7,500	1,043,475
Jones Lang LaSalle, Inc.	9,500	1,659,080
Kennedy-Wilson Holdings, Inc.	9,700	168,780
Marcus & Millichap, Inc.*	400	14,424
Newmark Group, Inc., Class A*	8,600	130,634
Rafael Holdings, Inc., Class B(x)*	1,450	7,033
Realogy Holdings Corp.(x)	34,100	930,248
RMR Group, Inc. (The), Class A	1,771	123,881
Tejon Ranch Co.*	400	9,244

		7,162,642

Total Real Estate		209,286,283

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	1,297,099	46,241,580
ATN International, Inc.	600	35,772
CenturyLink, Inc.	216,775	3,561,613
Cincinnati Bell, Inc.*	1,580	21,883
Consolidated Communications Holdings, Inc.(x)	7,168	78,561
Frontier Communications Corp.(x)	38,985	289,269

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Globalstar, Inc.(x)*	113,100	$77,756
Hawaiian Telcom Holdco, Inc.*	1,000	26,680
IDT Corp., Class B*	2,900	18,183
Intelsat SA(x)*	3,200	12,032
Iridium Communications, Inc.(x)*	8,900	100,125
ORBCOMM, Inc.*	5,200	48,724
pdvWireless, Inc.(x)*	600	17,910
Verizon Communications, Inc.	873,694	41,780,047
Vonage Holdings Corp.*	43,000	457,950
Windstream Holdings, Inc.	48,212	67,979
Zayo Group Holdings, Inc.*	34,900	1,192,184

		94,028,248

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,500	37,155
Shenandoah Telecommunications Co.	2,200	79,200
Spok Holdings, Inc.	2,300	34,385
Sprint Corp.(x)*	175,679	857,313
Telephone & Data Systems, Inc.	28,186	790,054
T-Mobile US, Inc.*	69,200	4,223,968
United States Cellular Corp.*	7,600	305,444

		6,327,519

Total Telecommunication Services		100,355,767

Utilities (2.9%)
Electric Utilities (1.6%)
ALLETE, Inc.	10,500	758,625
Alliant Energy Corp.	53,800	2,198,268
American Electric Power Co., Inc.	108,670	7,453,675
Avangrid, Inc.	8,900	454,968
Duke Energy Corp.	146,085	11,317,205
Edison International	71,160	4,530,046
Entergy Corp.	39,100	3,080,298
Eversource Energy	66,209	3,901,034
Exelon Corp.	204,056	7,960,225
FirstEnergy Corp.	91,404	3,108,650
Great Plains Energy, Inc.	43,600	1,386,044
Hawaiian Electric Industries, Inc.	20,500	704,790
IDACORP, Inc.	11,450	1,010,691
MGE Energy, Inc.	2,900	162,690
NextEra Energy, Inc.	98,650	16,112,504
OGE Energy Corp.	48,600	1,592,622
PG&E Corp.	110,220	4,841,965
Pinnacle West Capital Corp.	26,000	2,074,800
PNM Resources, Inc.	15,200	581,400
Portland General Electric Co.	21,000	850,710
PPL Corp.	144,950	4,100,636
Southern Co. (The)	213,550	9,537,143
Westar Energy, Inc.	30,000	1,577,700
Xcel Energy, Inc.	112,180	5,101,946

		94,398,635

Gas Utilities (0.2%)
Atmos Energy Corp.	25,200	2,122,848
National Fuel Gas Co.	21,100	1,085,595
New Jersey Resources Corp.	19,600	785,960
ONE Gas, Inc.	14,125	932,532
South Jersey Industries, Inc.	16,700	470,272
Southwest Gas Holdings, Inc.*	9,900	669,537
Spire, Inc.	11,200	809,760
UGI Corp.	39,575	1,757,922
WGL Holdings, Inc.	10,500	878,325

		9,512,751

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	153,695	1,747,512
NRG Energy, Inc.	65,821	2,009,515
Ormat Technologies, Inc.	9,000	507,420
Vistra Energy Corp.*	53,300	1,110,239

		5,374,686

Multi-Utilities (0.9%)
Ameren Corp.	55,100	3,120,313
Avista Corp.	19,200	984,000
Black Hills Corp.	9,700	526,710
CenterPoint Energy, Inc.	90,050	2,467,370
CMS Energy Corp.	61,100	2,767,219
Consolidated Edison, Inc.	66,800	5,206,392
Dominion Energy, Inc.	139,050	9,376,141
DTE Energy Co.	37,800	3,946,320
MDU Resources Group, Inc.	48,250	1,358,720
NiSource, Inc.	79,300	1,896,063
NorthWestern Corp.	8,700	468,060
Public Service Enterprise Group, Inc.	109,600	5,506,304
SCANA Corp.	30,650	1,150,908
Sempra Energy	54,290	6,038,134
Vectren Corp.	18,000	1,150,560
WEC Energy Group, Inc.	70,498	4,420,225

		50,383,439

Water Utilities (0.1%)
American Water Works Co., Inc.	38,300	3,145,579
Aqua America, Inc.	36,362	1,238,490

		4,384,069

Total Utilities		164,053,580

Total Common Stocks (99.0%) (Cost $2,479,208,867)		5,708,074,789

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	25,400	—

Total Consumer Discretionary		—

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR(r)*	34,100	28,389

Total Health Care		28,389

Total Rights (0.0%) (Cost $5,905)		28,389

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.3%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $5,880,858, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $5,997,602.(xx)	$5,880,000	5,880,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $10,001,417, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $10,208,419.(xx)	10,000,000	10,000,000

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $9,001,275, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $9,187,577.(xx)	$9,000,000	$9,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $4,700,705, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $4,794,240.(xx)	4,700,000	4,700,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $5,001,500, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $5,100,261.(xx)	5,000,000	5,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $3,700,540, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $3,774,189.(xx)	3,700,000	3,700,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $2,993,077, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $3,052,508.(xx)	2,992,650	2,992,650
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $1,300,206, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $1,326,671.(xx)	1,300,000	1,300,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $5,600,863, collateralized by various Common Stocks; total market value $6,228,976.(xx)	5,600,000	5,600,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,000,308, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $4,000,617, collateralized by various Common Stocks; total market value $4,449,269.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $7,002,559, collateralized by various Common Stocks; total market value $7,786,220.(xx)	7,000,000	7,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $10,003,306, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $10,200,000.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		76,172,650

Total Short-Term Investments (1.3%) (Cost $76,172,650)		76,172,650

Total Investments in Securities (100.3%) (Cost $2,555,387,422)		5,784,275,828
Other Assets Less Liabilities (-0.3%)		(15,242,106)

Net Assets (100%)		$5,769,033,722

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,830,660.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $83,445,968. This was secured by cash collateral of $76,172,650 which was subsequently invested in joint repurchase agreements with a total value of $76,172,650, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $8,309,096 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	88	6/2018	USD	6,737,280	(156,374)
S&P 500 E-Mini Index	356	6/2018	USD	47,045,400	(1,124,062)

					(1,280,436)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$732,300,618	$—	$—		$732,300,618
Consumer Staples	389,993,640	—	—		389,993,640
Energy	311,368,779	—	—		311,368,779
Financials	863,877,117	—	—		863,877,117
Health Care	760,527,416	—	—		760,527,416
Industrials	618,423,939	—	—		618,423,939
Information Technology	1,369,375,275	—	—		1,369,375,275
Materials	188,512,375	—	—		188,512,375
Real Estate	209,286,283	—	—		209,286,283
Telecommunication Services	100,355,767	—	—		100,355,767
Utilities	164,053,580	—	—		164,053,580
Rights
Consumer Discretionary	—	—	—	(a)	— (a)
Health Care	—	—	28,389		28,389
Short-Term Investments
Repurchase Agreements	—	76,172,650	—		76,172,650

Total Assets	$5,708,074,789	$76,172,650	$28,389		$5,784,275,828

Liabilities:
Futures	$(1,280,436)	$—	$—		$(1,280,436)

Total Liabilities	$(1,280,436)	$—	$—		$(1,280,436)

Total	$5,706,794,353	$76,172,650	$28,389		$5,782,995,392

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,471,134,926
Aggregate gross unrealized depreciation	(271,274,321)

Net unrealized appreciation	$3,199,860,605

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,583,134,787

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A
4.950%, 1/15/23	$1,395,774	$1,442,672
Series 2015-1 A
3.375%, 5/1/27	2,635,965	2,550,296
Series 2017-2 AA
3.350%, 10/15/29	350,000	336,665

Total Asset-Backed Securities		4,329,633

Corporate Bonds (34.0%)
Consumer Discretionary (2.0%)
Auto Components (0.1%)
Aptiv plc
3.150%, 11/19/20	500,000	499,465
BorgWarner, Inc.
3.375%, 3/15/25	800,000	789,513
Delphi Corp.
4.150%, 3/15/24	865,000	887,295
Lear Corp.
5.250%, 1/15/25	1,190,000	1,261,521
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,208,617
4.150%, 10/1/25	250,000	257,954

		4,904,365

Automobiles (0.0%)
Ford Motor Co.
4.346%, 12/8/26	1,250,000	1,234,908
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	396,494

		1,631,402

Diversified Consumer Services (0.0%)
Board of Trustees of The Leland Stanford Junior University (The)
4.750%, 5/1/19	300,000	307,048

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.
3.950%, 10/15/20	666,000	682,681
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	262,767
Marriott International, Inc.
3.375%, 10/15/20	626,000	630,975
2.300%, 1/15/22(x)	500,000	480,753
3.250%, 9/15/22	1,700,000	1,682,685
Series R
3.125%, 6/15/26	500,000	476,256
McDonald’s Corp.
2.200%, 5/26/20	750,000	741,164
3.500%, 7/15/20	150,000	152,344
2.750%, 12/9/20	320,000	319,008
3.625%, 5/20/21	400,000	407,941
2.625%, 1/15/22	750,000	737,009
3.350%, 4/1/23	285,000	286,425
3.250%, 6/10/24	1,000,000	990,230
3.375%, 5/26/25	750,000	741,018
3.700%, 1/30/26	1,500,000	1,509,415
3.500%, 3/1/27	775,000	763,521
3.800%, 4/1/28(x)	500,000	506,270
Royal Caribbean Cruises Ltd.
2.650%, 11/28/20	110,000	108,375
5.250%, 11/15/22	1,000,000	1,073,255
Starbucks Corp.
2.200%, 11/22/20	190,000	187,317
2.100%, 2/4/21	300,000	294,162
2.700%, 6/15/22	400,000	394,667
3.100%, 3/1/23(x)	750,000	749,472
3.850%, 10/1/23	850,000	877,279
2.450%, 6/15/26	500,000	465,417
3.500%, 3/1/28	750,000	746,380
Wyndham Worldwide Corp.
4.250%, 3/1/22	1,094,000	1,092,715
4.150%, 4/1/24	300,000	298,032

		17,657,533

Household Durables (0.1%)
DR Horton, Inc.
4.000%, 2/15/20	920,000	935,070
2.550%, 12/1/20	175,000	172,574
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	245,351
3.800%, 11/15/24	300,000	299,636
3.500%, 11/15/27	500,000	481,250
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,220,344
Newell Brands, Inc.
2.875%, 12/1/19	550,000	547,351
3.150%, 4/1/21	500,000	494,801
3.850%, 4/1/23	1,075,000	1,070,670
4.000%, 12/1/24	400,000	394,826
3.900%, 11/1/25	750,000	737,574
4.200%, 4/1/26	3,100,000	3,044,234
NVR, Inc.
3.950%, 9/15/22	150,000	153,413
Tupperware Brands Corp.
4.750%, 6/1/21	500,000	515,868
Whirlpool Corp.
4.850%, 6/15/21	400,000	420,383
3.700%, 5/1/25	500,000	499,658

		11,233,003

Internet & Direct Marketing Retail (0.2%)
Amazon.com, Inc.
2.600%, 12/5/19	450,000	449,942
1.900%, 8/21/20§	455,000	445,704
3.300%, 12/5/21	1,050,000	1,062,026
2.500%, 11/29/22	1,200,000	1,168,622
2.400%, 2/22/23§	680,000	657,293
2.800%, 8/22/24§	375,000	362,960
3.800%, 12/5/24	1,000,000	1,028,193
5.200%, 12/3/25	500,000	558,720
3.150%, 8/22/27§	4,000,000	3,870,688
Booking Holdings, Inc.
2.750%, 3/15/23	650,000	626,162
3.650%, 3/15/25	600,000	595,599
3.600%, 6/1/26	500,000	488,532
Expedia Group, Inc.
5.950%, 8/15/20	1,394,000	1,474,155
JD.com, Inc.
3.125%, 4/29/21	500,000	490,166
3.875%, 4/29/26	500,000	478,109
QVC, Inc.
3.125%, 4/1/19	333,000	332,168
5.125%, 7/2/22	500,000	515,750
4.375%, 3/15/23	300,000	300,000
4.850%, 4/1/24	500,000	508,438
4.450%, 2/15/25	670,000	659,531

		16,072,758

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	500,000	500,279

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 9/15/27	$290,000	$272,128

		772,407

Media (0.9%)
21st Century Fox America, Inc.
5.650%, 8/15/20	594,000	630,330
4.500%, 2/15/21	500,000	521,206
3.000%, 9/15/22	1,000,000	986,914
3.700%, 10/15/25	2,040,000	2,066,720
3.375%, 11/15/26	300,000	295,800
CBS Corp.
3.375%, 3/1/22	2,000,000	1,987,895
2.500%, 2/15/23(x)	1,000,000	950,396
2.900%, 6/1/23§	200,000	192,837
3.375%, 2/15/28(x)	570,000	529,820
Charter Communications Operating LLC
3.579%, 7/23/20	1,165,000	1,165,000
4.464%, 7/23/22	1,850,000	1,892,735
4.908%, 7/23/25	3,850,000	3,919,300
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	77,867
Comcast Corp.
5.700%, 7/1/19	1,289,000	1,334,884
5.150%, 3/1/20	2,806,000	2,919,642
1.625%, 1/15/22	750,000	709,064
3.125%, 7/15/22	1,050,000	1,047,434
2.850%, 1/15/23	2,150,000	2,099,825
2.750%, 3/1/23	1,500,000	1,455,953
3.000%, 2/1/24	750,000	731,289
3.600%, 3/1/24	2,000,000	2,011,638
3.150%, 3/1/26	2,000,000	1,933,303
Discovery Communications LLC
2.200%, 9/20/19	220,000	217,789
4.375%, 6/15/21	62,000	63,666
3.300%, 5/15/22	500,000	495,448
2.950%, 3/20/23	875,000	844,201
3.250%, 4/1/23	1,000,000	973,887
4.900%, 3/11/26(x)	500,000	518,300
NBCUniversal Media LLC
5.150%, 4/30/20	1,983,000	2,069,073
4.375%, 4/1/21	1,971,000	2,043,080
2.875%, 1/15/23	156,000	152,328
Omnicom Group, Inc.
6.250%, 7/15/19	673,000	701,172
4.450%, 8/15/20	1,280,000	1,318,041
3.625%, 5/1/22	1,281,000	1,289,663
3.650%, 11/1/24	750,000	744,386
RELX Capital, Inc.
3.500%, 3/16/23	925,000	925,740
Scripps Networks Interactive, Inc.
2.750%, 11/15/19	500,000	496,152
2.800%, 6/15/20	500,000	494,308
3.500%, 6/15/22	500,000	497,331
3.900%, 11/15/24	800,000	794,370
3.950%, 6/15/25	500,000	494,221
Time Warner Cable LLC
8.250%, 4/1/19	1,846,000	1,937,008
5.000%, 2/1/20	1,061,000	1,088,851
4.000%, 9/1/21	1,500,000	1,501,875
Time Warner, Inc.
4.875%, 3/15/20	2,700,000	2,788,414
4.700%, 1/15/21	1,812,000	1,886,014
3.400%, 6/15/22	500,000	498,631
4.050%, 12/15/23(x)	1,250,000	1,273,029
3.550%, 6/1/24	2,000,000	1,973,816
3.800%, 2/15/27	1,000,000	974,224
Viacom, Inc.
5.625%, 9/15/19	1,641,000	1,703,067
3.875%, 12/15/21	125,000	126,760
4.250%, 9/1/23	1,100,000	1,114,942
3.450%, 10/4/26(x)	750,000	712,177
Walt Disney Co. (The)
1.850%, 5/30/19	1,000,000	991,863
0.875%, 7/12/19	285,000	278,952
1.950%, 3/4/20	465,000	458,691
1.800%, 6/5/20	500,000	490,403
2.150%, 9/17/20	500,000	492,539
3.750%, 6/1/21	181,000	185,524
2.750%, 8/16/21	1,000,000	993,833
2.550%, 2/15/22	2,000,000	1,964,553
2.450%, 3/4/22	535,000	523,262
2.350%, 12/1/22	650,000	628,671
3.150%, 9/17/25	500,000	495,696
1.850%, 7/30/26	465,000	414,753
2.950%, 6/15/27(x)	1,000,000	965,124
WPP Finance 2010
4.750%, 11/21/21	160,000	166,397
3.750%, 9/19/24	1,000,000	988,611

		72,210,688

Multiline Retail (0.1%)
Dollar General Corp.
3.250%, 4/15/23	1,150,000	1,136,208
4.150%, 11/1/25	125,000	128,153
3.875%, 4/15/27	500,000	496,837
Kohl’s Corp.
4.750%, 12/15/23	800,000	841,510
4.250%, 7/17/25	750,000	755,706
Macy’s Retail Holdings, Inc.
3.450%, 1/15/21(x)	500,000	499,687
3.875%, 1/15/22	400,000	400,572
4.375%, 9/1/23(x)	635,000	639,865
3.625%, 6/1/24(x)	1,000,000	961,888
Nordstrom, Inc.
4.750%, 5/1/20	584,000	602,858
4.000%, 10/15/21(x)	600,000	611,810
4.000%, 3/15/27(x)	210,000	204,574
Target Corp.
2.300%, 6/26/19	1,500,000	1,493,899
3.875%, 7/15/20	1,000,000	1,023,014
2.500%, 4/15/26	2,000,000	1,859,475

		11,656,056

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22(x)	160,000	165,768
4.500%, 12/1/23	1,000,000	1,034,295
AutoNation, Inc.
3.350%, 1/15/21	375,000	374,470
3.500%, 11/15/24	400,000	383,470
4.500%, 10/1/25	215,000	218,950
3.800%, 11/15/27(x)	500,000	478,902
AutoZone, Inc.
4.000%, 11/15/20	1,956,000	2,001,331
3.700%, 4/15/22	350,000	354,792
3.250%, 4/15/25	333,000	322,916
3.125%, 4/21/26	125,000	118,763
3.750%, 6/1/27	500,000	490,789
Bed Bath & Beyond, Inc.
3.749%, 8/1/24	350,000	343,635
Home Depot, Inc. (The)
2.000%, 6/15/19	1,000,000	993,594
1.800%, 6/5/20	529,000	519,725
2.000%, 4/1/21	1,500,000	1,462,686
4.400%, 4/1/21	650,000	678,040

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 6/1/22	$1,750,000	$1,724,216
2.700%, 4/1/23	800,000	785,680
3.750%, 2/15/24	1,000,000	1,032,412
3.350%, 9/15/25	490,000	487,407
3.000%, 4/1/26	750,000	730,195
2.125%, 9/15/26	625,000	565,623
2.800%, 9/14/27	750,000	707,780
Lowe’s Cos., Inc.
1.150%, 4/15/19	300,000	296,204
4.625%, 4/15/20	1,089,000	1,120,601
3.120%, 4/15/22	750,000	753,633
3.875%, 9/15/23	1,000,000	1,031,211
3.125%, 9/15/24	500,000	491,826
3.375%, 9/15/25	510,000	505,814
2.500%, 4/15/26	750,000	694,808
3.100%, 5/3/27	750,000	721,714
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	298,835
4.625%, 9/15/21	300,000	314,097
3.800%, 9/1/22	300,000	306,009
3.850%, 6/15/23	250,000	255,264
3.550%, 3/15/26	500,000	491,167
TJX Cos., Inc. (The)
2.750%, 6/15/21	750,000	749,529
2.500%, 5/15/23	450,000	437,152
2.250%, 9/15/26	500,000	451,209

		24,894,512

Textiles, Apparel & Luxury Goods (0.1%)
Cintas Corp. No.
2 2.900%, 4/1/22	600,000	591,716
3.700%, 4/1/27	600,000	599,103
NIKE, Inc.
2.250%, 5/1/23	450,000	435,203
2.375%, 11/1/26	1,000,000	921,889
Ralph Lauren Corp.
2.625%, 8/18/20	400,000	398,668
Tapestry, Inc.
3.000%, 7/15/22	500,000	486,730
4.250%, 4/1/25	500,000	496,098

		3,929,407

Total Consumer Discretionary		165,269,179

Consumer Staples (2.6%)
Beverages (0.9%)
Anheuser-Busch Cos. LLC
5.000%, 3/1/19	62,000	63,240
Anheuser-Busch InBev Finance, Inc.
2.650%, 2/1/21	6,125,000	6,074,820
2.625%, 1/17/23	2,356,000	2,292,034
3.300%, 2/1/23	3,975,000	3,978,131
3.700%, 2/1/24	2,500,000	2,534,512
3.650%, 2/1/26	9,000,000	8,930,640
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 1/15/20	2,181,000	2,279,145
4.375%, 2/15/21	1,158,000	1,200,530
3.750%, 1/15/22	2,000,000	2,038,663
2.500%, 7/15/22	1,300,000	1,252,964
3.500%, 1/12/24	675,000	678,593
4.000%, 4/13/28	1,345,000	1,359,478
Beam Suntory, Inc.
3.250%, 5/15/22	250,000	249,835
Brown-Forman Corp.
3.500%, 4/15/25	210,000	210,714
Coca-Cola Bottling Co. Consolidated
3.800%, 11/25/25	250,000	246,971
Coca-Cola Co. (The)
1.375%, 5/30/19	1,000,000	987,255
1.875%, 10/27/20	750,000	735,315
2.450%, 11/1/20	1,000,000	993,207
3.150%, 11/15/20	1,001,000	1,011,072
1.550%, 9/1/21	750,000	719,528
3.300%, 9/1/21	1,000,000	1,013,001
2.200%, 5/25/22	355,000	345,357
2.500%, 4/1/23	1,000,000	976,987
3.200%, 11/1/23	2,650,000	2,663,568
2.875%, 10/27/25	850,000	823,757
2.550%, 6/1/26	500,000	472,891
2.250%, 9/1/26	1,000,000	922,692
2.900%, 5/25/27	500,000	483,046
Coca-Cola European Partners US LLC
3.500%, 9/15/20	150,000	151,630
Coca-Cola Femsa SAB de CV
3.875%, 11/26/23	500,000	513,095
Constellation Brands, Inc.
2.000%, 11/7/19	400,000	394,093
3.875%, 11/15/19	315,000	319,570
2.250%, 11/6/20	500,000	489,293
3.750%, 5/1/21	395,000	400,892
2.700%, 5/9/22	225,000	217,611
2.650%, 11/7/22	500,000	479,736
3.200%, 2/15/23	1,000,000	977,541
4.250%, 5/1/23	1,470,000	1,509,604
3.700%, 12/6/26	750,000	732,225
3.500%, 5/9/27	300,000	288,360
3.600%, 2/15/28	1,000,000	963,818
Diageo Capital plc
2.625%, 4/29/23	1,500,000	1,450,692
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	989,532
Dr Pepper Snapple Group, Inc.
3.130%, 12/15/23	500,000	484,210
3.400%, 11/15/25	1,250,000	1,198,480
2.550%, 9/15/26	200,000	178,178
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	145,643
Molson Coors Brewing Co.
1.450%, 7/15/19	405,000	397,408
2.250%, 3/15/20	400,000	393,962
2.100%, 7/15/21	500,000	480,378
3.500%, 5/1/22	500,000	503,296
3.000%, 7/15/26	680,000	630,317
PepsiCo, Inc.
1.550%, 5/2/19	750,000	742,148
1.350%, 10/4/19	545,000	535,232
4.500%, 1/15/20	2,700,000	2,786,344
2.150%, 10/14/20	750,000	739,674
3.125%, 11/1/20	250,000	252,468
2.000%, 4/15/21	750,000	732,641
1.700%, 10/6/21	1,250,000	1,200,749
2.750%, 3/5/22	1,750,000	1,737,397
2.250%, 5/2/22	750,000	729,197
3.100%, 7/17/22	750,000	752,841
2.750%, 3/1/23	1,000,000	983,983
3.600%, 3/1/24	1,000,000	1,017,601
3.500%, 7/17/25	750,000	755,390
2.850%, 2/24/26	300,000	286,884
2.375%, 10/6/26	670,000	615,767

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 10/15/27	$750,000	$719,602

		74,415,428

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.
1.700%, 12/15/19	1,000,000	984,530
2.300%, 5/18/22	1,750,000	1,704,073
3.000%, 5/18/27	2,500,000	2,408,545
CVS Health Corp.
2.250%, 8/12/19	1,500,000	1,485,346
3.125%, 3/9/20	2,225,000	2,228,243
2.800%, 7/20/20	2,000,000	1,985,276
3.350%, 3/9/21	4,210,000	4,233,873
2.125%, 6/1/21	1,000,000	965,979
3.500%, 7/20/22	1,650,000	1,646,058
2.750%, 12/1/22	2,000,000	1,923,987
3.700%, 3/9/23	5,310,000	5,338,833
4.000%, 12/5/23	1,100,000	1,110,747
4.100%, 3/25/25	4,000,000	4,034,562
3.875%, 7/20/25	2,400,000	2,384,243
2.875%, 6/1/26	1,500,000	1,381,192
4.300%, 3/25/28	5,665,000	5,687,140
Kroger Co. (The)
1.500%, 9/30/19	380,000	370,539
6.150%, 1/15/20(x)	1,602,000	1,688,329
3.300%, 1/15/21	100,000	100,742
2.600%, 2/1/21	250,000	247,392
2.950%, 11/1/21	960,000	950,871
3.400%, 4/15/22	350,000	349,846
3.850%, 8/1/23	1,250,000	1,267,008
4.000%, 2/1/24	190,000	193,797
2.650%, 10/15/26(x)	600,000	539,414
Sysco Corp.
1.900%, 4/1/19	435,000	431,302
2.600%, 10/1/20	500,000	495,442
2.500%, 7/15/21	715,000	701,519
3.550%, 3/15/25	500,000	497,033
3.300%, 7/15/26	1,000,000	961,832
3.250%, 7/15/27	1,150,000	1,100,507
Walgreen Co.
3.100%, 9/15/22	1,281,000	1,251,162
Walgreens Boots Alliance, Inc.
2.700%, 11/18/19	1,000,000	994,591
3.300%, 11/18/21	940,000	935,025
3.800%, 11/18/24	2,000,000	1,970,092
3.450%, 6/1/26	1,500,000	1,418,529
Walmart, Inc.
1.750%, 10/9/19	625,000	618,270
1.900%, 12/15/20	950,000	930,477
2.350%, 12/15/22	1,000,000	972,990
2.550%, 4/11/23	1,650,000	1,611,192
3.300%, 4/22/24	2,000,000	2,010,891
2.650%, 12/15/24	975,000	936,712

		63,048,131

Food Products (0.5%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21	250,000	260,116
2.500%, 8/11/26	500,000	462,751
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	565,000	600,329
3.500%, 11/24/20(x)	625,000	629,054
3.000%, 9/25/22	230,000	221,630
3.250%, 8/15/26	215,000	201,603
3.750%, 9/25/27	225,000	217,697
Campbell Soup Co.
3.300%, 3/15/21(x)	665,000	668,791
4.250%, 4/15/21	100,000	103,034
2.500%, 8/2/22	363,000	347,644
3.650%, 3/15/23	1,000,000	1,002,000
3.950%, 3/15/25	750,000	745,935
3.300%, 3/19/25	450,000	431,760
4.150%, 3/15/28	1,000,000	991,635
Conagra Brands, Inc.
3.200%, 1/25/23	1,805,000	1,786,440
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	511,401
General Mills, Inc.
2.200%, 10/21/19	1,000,000	990,084
3.150%, 12/15/21	1,000,000	987,731
2.600%, 10/12/22	500,000	481,404
Hershey Co. (The)
4.125%, 12/1/20	500,000	519,317
3.200%, 8/21/25	300,000	296,307
2.300%, 8/15/26	500,000	457,564
Ingredion, Inc.
4.625%, 11/1/20	269,000	278,783
3.200%, 10/1/26	200,000	190,631
JM Smucker Co. (The)
2.200%, 12/6/19	375,000	370,450
3.500%, 10/15/21	750,000	757,559
3.500%, 3/15/25	720,000	711,211
3.375%, 12/15/27	850,000	806,643
Kellogg Co.
4.150%, 11/15/19	500,000	509,810
4.000%, 12/15/20	542,000	555,130
3.125%, 5/17/22	500,000	501,435
2.650%, 12/1/23	1,100,000	1,050,718
3.400%, 11/15/27	650,000	621,977
Kraft Heinz Foods Co.
5.375%, 2/10/20	1,163,000	1,211,079
2.800%, 7/2/20	900,000	894,654
3.500%, 6/6/22	1,700,000	1,702,112
3.500%, 7/15/22	900,000	899,662
3.950%, 7/15/25	1,100,000	1,092,479
3.000%, 6/1/26	1,925,000	1,773,724
McCormick & Co., Inc.
2.700%, 8/15/22	500,000	485,955
3.150%, 8/15/24	500,000	484,862
3.400%, 8/15/27	750,000	717,047
Mead Johnson Nutrition Co.
4.900%, 11/1/19	804,000	831,099
3.000%, 11/15/20	310,000	309,370
4.125%, 11/15/25	610,000	625,630
Tyson Foods, Inc.
2.650%, 8/15/19	1,750,000	1,737,647
2.250%, 8/23/21	165,000	159,428
4.500%, 6/15/22	1,375,000	1,428,338
3.550%, 6/2/27	975,000	937,644
Unilever Capital Corp.
1.800%, 5/5/20	488,000	478,794
2.100%, 7/30/20	400,000	393,923
4.250%, 2/10/21	350,000	363,088
2.750%, 3/22/21	500,000	497,921
1.375%, 7/28/21	295,000	280,216
2.200%, 5/5/22	1,000,000	965,422
3.125%, 3/22/23	750,000	747,773
2.600%, 5/5/24	750,000	725,229
3.375%, 3/22/25(x)	500,000	498,980
3.100%, 7/30/25	300,000	293,489
2.000%, 7/28/26	250,000	222,506
2.900%, 5/5/27	1,000,000	953,610
3.500%, 3/22/28	750,000	746,779

		41,727,034

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Household Products (0.2%)
Church & Dwight Co., Inc.
2.450%, 12/15/19	$500,000	$497,324
Clorox Co. (The)
3.800%, 11/15/21	500,000	511,252
3.050%, 9/15/22	610,000	606,687
3.500%, 12/15/24	500,000	503,705
3.100%, 10/1/27	500,000	483,966
Colgate-Palmolive Co.
2.300%, 5/3/22	1,000,000	975,923
2.250%, 11/15/22	300,000	290,285
2.100%, 5/1/23	1,000,000	954,035
3.250%, 3/15/24	500,000	501,817
Kimberly-Clark Corp.
1.900%, 5/22/19	500,000	495,974
3.050%, 8/15/25	300,000	293,217
2.750%, 2/15/26	250,000	239,230
Procter & Gamble Co. (The)
1.750%, 10/25/19	650,000	642,283
1.900%, 10/23/20	350,000	343,713
1.700%, 11/3/21	500,000	480,407
2.150%, 8/11/22	2,000,000	1,936,972
3.100%, 8/15/23	2,625,000	2,635,318
2.450%, 11/3/26	500,000	466,529
2.850%, 8/11/27	1,000,000	958,758

		13,817,395

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
1.800%, 2/7/20	355,000	349,760
1.700%, 5/10/21	300,000	289,008
3.150%, 3/15/27	500,000	489,394

		1,128,162

Tobacco (0.3%)
Altria Group, Inc.
9.250%, 8/6/19	1,437,000	1,555,726
2.625%, 1/14/20	1,500,000	1,490,865
4.750%, 5/5/21	950,000	992,506
2.850%, 8/9/22	1,700,000	1,664,109
2.950%, 5/2/23	156,000	151,929
2.625%, 9/16/26	430,000	395,433
BAT Capital Corp.
2.297%, 8/14/20§	1,250,000	1,225,335
2.764%, 8/15/22§	1,250,000	1,209,403
3.222%, 8/15/24§	2,250,000	2,167,223
3.557%, 8/15/27§	3,250,000	3,114,740
Philip Morris International, Inc.
1.875%, 11/1/19	400,000	393,927
2.000%, 2/21/20	500,000	491,687
4.500%, 3/26/20	1,000,000	1,030,128
4.125%, 5/17/21	300,000	308,585
2.625%, 2/18/22	375,000	366,929
2.375%, 8/17/22	1,000,000	962,315
2.500%, 8/22/22	1,000,000	967,235
2.500%, 11/2/22	600,000	578,651
2.625%, 3/6/23	1,150,000	1,109,629
2.125%, 5/10/23	625,000	586,883
3.600%, 11/15/23	600,000	602,639
3.250%, 11/10/24	500,000	490,347
3.375%, 8/11/25	250,000	246,421
3.125%, 8/17/27	1,000,000	961,108
Reynolds American, Inc.
8.125%, 6/23/19	572,000	606,252
6.875%, 5/1/20	1,266,000	1,356,949
3.250%, 6/12/20	162,000	161,825
4.000%, 6/12/22	600,000	610,017
4.850%, 9/15/23	1,500,000	1,582,602
4.450%, 6/12/25	2,035,000	2,091,593

		29,472,991

Total Consumer Staples		223,609,141

Energy (2.9%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
3.200%, 8/15/21	286,000	286,611
2.773%, 12/15/22	1,000,000	977,745
3.337%, 12/15/27	1,250,000	1,192,387
Halliburton Co.
3.250%, 11/15/21	350,000	349,566
3.500%, 8/1/23	800,000	797,405
3.800%, 11/15/25	1,562,000	1,563,753
Helmerich & Payne International Drilling Co.
4.650%, 3/15/25	300,000	311,896
National Oilwell Varco, Inc.
2.600%, 12/1/22	687,000	656,044
Patterson-UTI Energy, Inc.
3.950%, 2/1/28(b)§	500,000	481,756
Schlumberger Investment SA
3.650%, 12/1/23	1,500,000	1,524,540
TechnipFMC plc
3.450%, 10/1/22§	400,000	389,674

		8,531,377

Oil, Gas & Consumable Fuels (2.8%)
Anadarko Petroleum Corp.
4.850%, 3/15/21	475,000	493,382
3.450%, 7/15/24	800,000	773,200
5.550%, 3/15/26(x)	1,250,000	1,356,500
Andeavor
5.125%, 12/15/26	2,000,000	2,114,010
3.800%, 4/1/28	300,000	287,429
Andeavor Logistics LP
3.500%, 12/1/22	865,000	846,078
Apache Corp.
3.625%, 2/1/21	1,000,000	1,014,167
3.250%, 4/15/22	362,000	357,452
Boardwalk Pipelines LP
5.750%, 9/15/19	739,000	760,495
4.950%, 12/15/24	500,000	515,756
5.950%, 6/1/26	250,000	268,670
BP Capital Markets plc
1.676%, 5/3/19	385,000	381,302
2.237%, 5/10/19	100,000	99,546
1.768%, 9/19/19	340,000	335,860
2.521%, 1/15/20	880,000	874,170
2.315%, 2/13/20	1,000,000	988,616
4.500%, 10/1/20	1,637,000	1,693,944
4.742%, 3/11/21	1,000,000	1,046,118
2.112%, 9/16/21	650,000	628,134
3.561%, 11/1/21	1,500,000	1,520,291
3.245%, 5/6/22	1,375,000	1,374,084
2.520%, 9/19/22	500,000	484,541
2.500%, 11/6/22	1,500,000	1,449,660
2.750%, 5/10/23	1,000,000	970,974
3.994%, 9/26/23	500,000	514,332
3.216%, 11/28/23	500,000	494,362
3.814%, 2/10/24	1,150,000	1,171,607
3.224%, 4/14/24	1,500,000	1,479,492
3.535%, 11/4/24	1,150,000	1,151,748
3.119%, 5/4/26	500,000	481,460
3.279%, 9/19/27	3,250,000	3,149,358
Buckeye Partners LP
4.875%, 2/1/21	1,420,000	1,456,799

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Canadian Natural Resources Ltd.
2.950%, 1/15/23	$1,425,000	$1,381,603
3.800%, 4/15/24	64,000	64,009
3.850%, 6/1/27	1,300,000	1,270,481
Cenovus Energy, Inc.
5.700%, 10/15/19	1,060,000	1,096,438
3.000%, 8/15/22	765,000	736,312
4.250%, 4/15/27(x)	1,250,000	1,217,500
Chevron Corp.
1.561%, 5/16/19	1,500,000	1,483,074
2.193%, 11/15/19	715,000	711,585
1.961%, 3/3/20	1,500,000	1,478,747
2.427%, 6/24/20	2,250,000	2,233,980
2.419%, 11/17/20	750,000	742,232
2.100%, 5/16/21	1,500,000	1,464,005
2.411%, 3/3/22	500,000	488,684
2.355%, 12/5/22	1,800,000	1,744,762
2.566%, 5/16/23	1,250,000	1,214,125
3.191%, 6/24/23	1,425,000	1,424,679
3.326%, 11/17/25	1,000,000	992,221
2.954%, 5/16/26	1,500,000	1,441,663
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	1,028,812
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	2,450,000	2,358,125
CNOOC Finance 2015 Australia Pty. Ltd.
2.625%, 5/5/20	1,000,000	987,500
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,546,375
CNOOC Nexen Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,114,449
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	250,000	250,065
4.500%, 6/1/25	400,000	402,845
Concho Resources, Inc.
4.375%, 1/15/25	750,000	755,250
3.750%, 10/1/27	750,000	732,450
ConocoPhillips Co.
2.400%, 12/15/22	1,806,000	1,733,176
3.350%, 11/15/24	250,000	248,051
3.350%, 5/15/25	715,000	705,778
4.950%, 3/15/26	750,000	819,952
Devon Energy Corp.
4.000%, 7/15/21	837,000	848,509
3.250%, 5/15/22	750,000	738,281
5.850%, 12/15/25(x)	500,000	566,760
Ecopetrol SA
7.625%, 7/23/19	1,859,000	1,961,245
5.875%, 9/18/23	1,000,000	1,070,000
4.125%, 1/16/25	1,000,000	973,500
Enable Midstream Partners LP
2.400%, 5/15/19	750,000	742,050
3.900%, 5/15/24	750,000	735,444
Enbridge Energy Partners LP
5.200%, 3/15/20	1,081,000	1,114,940
4.200%, 9/15/21	500,000	508,612
Enbridge, Inc.
2.900%, 7/15/22	500,000	485,868
3.500%, 6/10/24	1,000,000	974,598
4.250%, 12/1/26	500,000	502,300
3.700%, 7/15/27	1,250,000	1,200,749
Encana Corp.
6.500%, 5/15/19	500,000	518,437
3.900%, 11/15/21	500,000	506,563
Energy Transfer Partners LP
9.000%, 4/15/19	1,000,000	1,057,685
4.150%, 10/1/20	800,000	812,232
4.650%, 6/1/21	1,500,000	1,540,939
5.200%, 2/1/22	1,000,000	1,048,652
3.600%, 2/1/23	1,150,000	1,124,194
4.050%, 3/15/25	2,000,000	1,967,484
4.750%, 1/15/26	1,250,000	1,264,718
EnLink Midstream Partners LP
4.850%, 7/15/26	450,000	455,809
Enterprise Products Operating LLC
2.550%, 10/15/19	750,000	745,323
5.250%, 1/31/20	200,000	207,540
5.200%, 9/1/20	1,500,000	1,571,192
2.800%, 2/15/21	500,000	494,598
2.850%, 4/15/21	1,055,000	1,043,958
4.050%, 2/15/22	500,000	512,314
3.350%, 3/15/23	1,356,000	1,347,701
3.750%, 2/15/25	1,415,000	1,417,392
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78(k)	500,000	476,250
Series D
(ICE LIBOR USD 3 Month + 2.99%), 4.875%, 8/16/77(k)	750,000	735,750
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77(k)	750,000	722,813
EOG Resources, Inc.
5.625%, 6/1/19	1,094,000	1,127,515
4.100%, 2/1/21	1,625,000	1,666,804
3.150%, 4/1/25	2,000,000	1,943,250
4.150%, 1/15/26	500,000	517,247
EQT Corp.
8.125%, 6/1/19	1,027,000	1,083,340
2.500%, 10/1/20	280,000	273,857
4.875%, 11/15/21	156,000	162,652
3.000%, 10/1/22	465,000	449,844
3.900%, 10/1/27	1,500,000	1,433,970
EQT Midstream Partners LP
4.000%, 8/1/24	415,000	403,588
Exxon Mobil Corp.
1.912%, 3/6/20	1,000,000	986,001
2.222%, 3/1/21	1,480,000	1,459,043
2.397%, 3/6/22	250,000	244,915
2.726%, 3/1/23	1,680,000	1,653,528
3.176%, 3/15/24	2,000,000	2,005,771
2.709%, 3/6/25	1,000,000	963,126
3.043%, 3/1/26	2,025,000	1,983,727
HollyFrontier Corp.
5.875%, 4/1/26	250,000	268,827
Husky Energy, Inc.
7.250%, 12/15/19	295,000	314,933
3.950%, 4/15/22	2,000,000	2,043,091
4.000%, 4/15/24	125,000	126,558
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	1,061,000	1,125,315
6.500%, 4/1/20	375,000	397,382
5.300%, 9/15/20	202,000	210,249
3.500%, 3/1/21	2,040,000	2,039,166
5.800%, 3/1/21	1,000,000	1,060,388
4.150%, 3/1/22	500,000	508,036
3.950%, 9/1/22	3,750,000	3,773,284
3.450%, 2/15/23	500,000	490,565
3.500%, 9/1/23	100,000	97,602
4.250%, 9/1/24	750,000	751,283

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Kinder Morgan, Inc.
3.150%, 1/15/23	$750,000	$728,133
4.300%, 3/1/28	1,250,000	1,241,482
Magellan Midstream Partners LP
6.550%, 7/15/19	287,000	299,424
4.250%, 2/1/21	624,000	639,502
5.000%, 3/1/26	250,000	269,381
Marathon Oil Corp.
2.700%, 6/1/20	750,000	738,750
2.800%, 11/1/22	875,000	842,713
3.850%, 6/1/25	750,000	740,100
4.400%, 7/15/27	750,000	759,375
Marathon Petroleum Corp.
3.400%, 12/15/20	1,000,000	1,008,145
5.125%, 3/1/21	391,000	412,874
MPLX LP
3.375%, 3/15/23	500,000	495,925
4.875%, 12/1/24	1,000,000	1,048,020
4.000%, 2/15/25	300,000	299,262
4.875%, 6/1/25	1,500,000	1,572,313
4.125%, 3/1/27	2,085,000	2,064,537
Nexen Energy ULC
6.200%, 7/30/19	500,000	521,250
Noble Energy, Inc.
4.150%, 12/15/21	156,000	159,387
3.900%, 11/15/24	1,500,000	1,510,490
Occidental Petroleum Corp.
3.125%, 2/15/22	1,500,000	1,498,950
2.600%, 4/15/22	900,000	880,574
2.700%, 2/15/23	1,156,000	1,130,617
3.400%, 4/15/26	355,000	349,165
Series 1
4.100%, 2/1/21	1,000,000	1,027,264
ONEOK Partners LP
3.375%, 10/1/22	150,000	147,556
5.000%, 9/15/23	1,000,000	1,050,262
ONEOK, Inc.
4.000%, 7/13/27	225,000	221,825
Petroleos Mexicanos
8.000%, 5/3/19	1,900,000	1,993,812
6.000%, 3/5/20	2,323,000	2,427,535
3.500%, 7/23/20(x)	2,000,000	1,997,500
6.375%, 2/4/21	1,000,000	1,063,625
4.875%, 1/24/22	1,500,000	1,534,613
5.375%, 3/13/22	500,000	519,375
3.500%, 1/30/23	2,381,000	2,280,998
4.625%, 9/21/23	1,300,000	1,299,350
4.875%, 1/18/24(x)	2,000,000	2,024,500
2.378%, 4/15/25	810,000	797,364
2.460%, 12/15/25	800,000	802,833
4.500%, 1/23/26(x)	2,000,000	1,931,500
6.875%, 8/4/26	1,000,000	1,099,625
6.500%, 3/13/27	4,500,000	4,806,000
5.350%, 2/12/28§	715,000	702,845
Phillips 66
4.300%, 4/1/22	2,250,000	2,331,218
3.900%, 3/15/28	500,000	496,182
Phillips 66 Partners LP
3.605%, 2/15/25	1,000,000	976,998
3.550%, 10/1/26	300,000	287,209
Pioneer Natural Resources Co.
7.500%, 1/15/20	250,000	269,386
3.450%, 1/15/21	500,000	502,812
4.450%, 1/15/26	1,250,000	1,303,689
Plains All American Pipeline LP
2.600%, 12/15/19	1,575,000	1,555,312
5.000%, 2/1/21	1,000,000	1,032,700
3.850%, 10/15/23	250,000	243,594
3.600%, 11/1/24	1,250,000	1,189,844
4.500%, 12/15/26	500,000	495,850
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	3,615,000	3,798,780
5.750%, 5/15/24	2,215,000	2,374,663
5.625%, 3/1/25	2,215,000	2,382,007
5.000%, 3/15/27	3,000,000	3,109,465
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	963,937
3.375%, 10/15/26	315,000	296,717
Statoil ASA
2.250%, 11/8/19	1,000,000	992,300
2.900%, 11/8/20	1,170,000	1,169,744
2.750%, 11/10/21	1,000,000	987,903
3.150%, 1/23/22	1,000,000	1,000,184
2.450%, 1/17/23	500,000	482,533
2.650%, 1/15/24	500,000	481,643
3.700%, 3/1/24	1,000,000	1,017,547
3.250%, 11/10/24	600,000	593,329
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	250,000	256,786
3.450%, 1/15/23	750,000	731,476
4.250%, 4/1/24	1,000,000	987,156
5.950%, 12/1/25	250,000	271,674
3.900%, 7/15/26	500,000	473,423
TC PipeLines LP
4.375%, 3/13/25	1,000,000	1,007,157
3.900%, 5/25/27	200,000	192,665
Total Capital Canada Ltd.
2.750%, 7/15/23	1,000,000	973,555
Total Capital International SA
2.100%, 6/19/19	1,000,000	992,925
2.875%, 2/17/22	250,000	248,103
2.700%, 1/25/23	1,187,000	1,158,464
3.750%, 4/10/24	2,000,000	2,035,501
Total Capital SA
4.450%, 6/24/20	825,000	852,624
4.125%, 1/28/21	1,100,000	1,133,606
4.250%, 12/15/21	500,000	520,574
TransCanada PipeLines Ltd.
2.125%, 11/15/19	250,000	247,264
3.800%, 10/1/20	1,298,000	1,324,160
2.500%, 8/1/22	850,000	824,127
4.875%, 1/15/26	550,000	597,372
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28(b)§	500,000	488,298
Valero Energy Corp.
6.125%, 2/1/20	1,154,000	1,219,343
3.650%, 3/15/25	600,000	595,545
3.400%, 9/15/26	350,000	336,256
Valero Energy Partners LP
4.375%, 12/15/26	215,000	213,795
4.500%, 3/15/28(x)	500,000	503,029
Western Gas Partners LP
4.000%, 7/1/22	500,000	499,063
3.950%, 6/1/25	1,400,000	1,362,375
4.650%, 7/1/26	250,000	254,000
Williams Partners LP
5.250%, 3/15/20	1,000,000	1,034,605
4.125%, 11/15/20	250,000	254,994
4.000%, 11/15/21	750,000	758,394
3.600%, 3/15/22	1,500,000	1,490,697
3.350%, 8/15/22	1,200,000	1,178,607
4.500%, 11/15/23	1,000,000	1,025,675

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.300%, 3/4/24	$3,000,000	$3,038,830
4.000%, 9/15/25	2,500,000	2,463,578
3.750%, 6/15/27	500,000	477,685

		237,259,400

Total Energy		245,790,777

Financials (14.1%)
Banks (8.4%)
Agricultural Bank of China Ltd.
2.750%, 5/21/20	500,000	494,787
Australia & New Zealand Banking Group Ltd.
1.600%, 7/15/19	460,000	452,854
2.050%, 9/23/19	1,000,000	990,596
2.125%, 8/19/20	750,000	735,346
2.250%, 11/9/20	500,000	489,751
2.700%, 11/16/20	500,000	495,807
2.300%, 6/1/21	1,650,000	1,603,928
2.550%, 11/23/21	1,250,000	1,218,036
2.625%, 5/19/22	750,000	729,745
2.625%, 11/9/22	500,000	485,196
3.700%, 11/16/25	1,000,000	1,011,081
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/20/20	1,000,000	993,543
Banco Santander SA
3.500%, 4/11/22	1,000,000	994,262
3.125%, 2/23/23	570,000	552,015
5.179%, 11/19/25	1,000,000	1,045,402
4.250%, 4/11/27	1,000,000	991,806
Bancolombia SA
5.950%, 6/3/21	500,000	529,500
Bank of America Corp.
7.625%, 6/1/19	4,000	4,212
2.151%, 11/9/20	2,000,000	1,960,563
2.625%, 4/19/21	1,475,000	1,454,966
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21(k)	1,150,000	1,125,098
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22(k)	3,250,000	3,204,046
2.503%, 10/21/22	4,250,000	4,079,516
3.300%, 1/11/23	4,300,000	4,279,327
4.100%, 7/24/23	2,000,000	2,058,987
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)§	10,430,000	10,231,100
4.125%, 1/22/24	1,200,000	1,236,230
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)	2,000,000	2,006,241
4.000%, 4/1/24	5,000,000	5,112,654
4.200%, 8/26/24	625,000	631,733
4.000%, 1/22/25	1,000,000	995,120
3.875%, 8/1/25	2,000,000	2,013,471
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25(k)	1,150,000	1,107,022
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	4,750,000	4,619,814
4.450%, 3/3/26	655,000	663,769
3.500%, 4/19/26	3,000,000	2,939,986
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	1,000,000	989,883
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	1,500,000	1,474,785
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28(k)	5,000,000	4,846,915
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)§	4,450,000	4,263,929
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	2,000,000	2,004,306
Series L
2.650%, 4/1/19	1,133,000	1,132,707
2.250%, 4/21/20	2,050,000	2,017,443
3.950%, 4/21/25	2,450,000	2,424,134
Bank of Montreal
1.500%, 7/18/19	750,000	736,999
1.750%, 9/11/19	500,000	492,527
2.100%, 12/12/19	1,500,000	1,480,944
2.100%, 6/15/20	1,150,000	1,129,302
1.900%, 8/27/21	2,000,000	1,919,198
2.350%, 9/11/22	500,000	481,330
2.550%, 11/6/22	1,300,000	1,262,367
Bank of Nova Scotia (The)
2.050%, 6/5/19	1,000,000	991,677
1.650%, 6/14/19	2,000,000	1,975,075
2.350%, 10/21/20	1,250,000	1,230,947
2.500%, 1/8/21	750,000	739,996
4.375%, 1/13/21	1,150,000	1,191,360
2.450%, 3/22/21	750,000	737,325
2.800%, 7/21/21	1,000,000	992,857
2.700%, 3/7/22	250,000	245,234
2.450%, 9/19/22	3,050,000	2,954,306
Barclays Bank plc
5.140%, 10/14/20	2,269,000	2,337,446
2.650%, 1/11/21	3,420,000	3,368,683
Barclays plc
2.750%, 11/8/19	2,250,000	2,232,084
2.875%, 6/8/20	2,500,000	2,475,208
3.250%, 1/12/21	500,000	498,042
3.200%, 8/10/21	750,000	740,815
3.684%, 1/10/23	560,000	555,031
3.650%, 3/16/25	1,750,000	1,686,177
4.375%, 1/12/26	1,500,000	1,508,720
5.200%, 5/12/26	2,000,000	2,012,943
BB&T Corp.
6.850%, 4/30/19	100,000	104,267
5.250%, 11/1/19	460,000	477,554
2.625%, 6/29/20	1,000,000	990,748
2.150%, 2/1/21	650,000	635,947
2.050%, 5/10/21	2,000,000	1,943,168
3.950%, 3/22/22	250,000	256,387
2.750%, 4/1/22	1,000,000	980,969
2.850%, 10/26/24	500,000	479,161
BNP Paribas
3.250%, 3/3/23	650,000	644,713
BNP Paribas SA
5.000%, 1/15/21	2,000,000	2,103,565
4.250%, 10/15/24	1,000,000	1,007,713
Branch Banking & Trust Co.
1.450%, 5/10/19	775,000	763,983
2.100%, 1/15/20	1,000,000	985,432
2.250%, 6/1/20	400,000	394,142
2.625%, 1/15/22	1,250,000	1,222,660
3.625%, 9/16/25	2,000,000	1,996,852
3.800%, 10/30/26	300,000	300,918
Canadian Imperial Bank of Commerce
1.600%, 9/6/19	2,150,000	2,115,390
2.100%, 10/5/20	500,000	488,320
2.700%, 2/2/21	625,000	617,329
2.550%, 6/16/22	1,000,000	980,607
Capital One Bank USA NA
3.375%, 2/15/23	1,000,000	975,406
Capital One NA
2.350%, 1/31/20	2,750,000	2,707,810

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.950%, 7/23/21	$1,000,000	$987,881
2.250%, 9/13/21	2,000,000	1,927,503
2.650%, 8/8/22	750,000	721,218
Citibank NA
1.850%, 9/18/19	1,250,000	1,234,722
2.100%, 6/12/20	1,500,000	1,470,955
2.125%, 10/20/20	2,000,000	1,950,691
2.850%, 2/12/21	1,750,000	1,734,051
Citigroup, Inc.
2.050%, 6/7/19	1,250,000	1,238,308
2.450%, 1/10/20	2,000,000	1,979,935
2.400%, 2/18/20	2,000,000	1,976,777
2.650%, 10/26/20	4,250,000	4,198,425
2.700%, 3/30/21	1,150,000	1,133,425
2.350%, 8/2/21	1,000,000	970,168
2.900%, 12/8/21	2,000,000	1,968,730
4.500%, 1/14/22	200,000	207,628
2.750%, 4/25/22	1,275,000	1,241,520
4.050%, 7/30/22	150,000	153,162
2.700%, 10/27/22(x)	2,500,000	2,423,220
(ICE LIBOR USD 3 Month + 0.72%), 3.142%, 1/24/23(k)	6,285,000	6,212,574
3.375%, 3/1/23	1,150,000	1,146,954
3.500%, 5/15/23	1,000,000	988,556
3.875%, 10/25/23	1,550,000	1,567,530
3.750%, 6/16/24	500,000	503,482
4.000%, 8/5/24	2,500,000	2,501,852
3.875%, 3/26/25	500,000	492,275
3.300%, 4/27/25	3,000,000	2,908,991
4.400%, 6/10/25	650,000	661,399
3.700%, 1/12/26	3,000,000	2,956,877
4.600%, 3/9/26	595,000	608,522
3.400%, 5/1/26	2,500,000	2,410,306
3.200%, 10/21/26	3,250,000	3,082,917
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	3,000,000	2,919,347
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	2,500,000	2,411,880
Citizens Bank NA
2.450%, 12/4/19	750,000	742,010
2.250%, 3/2/20	765,000	752,071
2.200%, 5/26/20	895,000	876,759
2.250%, 10/30/20	650,000	634,726
2.550%, 5/13/21	610,000	597,456
2.650%, 5/26/22	505,000	489,843
3.700%, 3/29/23	500,000	501,796
Citizens Financial Group, Inc.
2.375%, 7/28/21	355,000	345,447
4.300%, 12/3/25	750,000	758,314
Comerica Bank
2.500%, 6/2/20	1,250,000	1,243,549
4.000%, 7/27/25	250,000	250,135
Comerica, Inc.
2.125%, 5/23/19	400,000	396,872
Commonwealth Bank of Australia
2.300%, 9/6/19	1,000,000	991,917
2.300%, 3/12/20(x)	1,000,000	985,640
2.400%, 11/2/20	1,000,000	981,669
2.550%, 3/15/21	900,000	884,191
Compass Bank
2.875%, 6/29/22	750,000	730,495
3.875%, 4/10/25	1,000,000	980,244
Cooperatieve Rabobank UA
1.375%, 8/9/19	2,000,000	1,960,660
2.250%, 1/14/20	1,000,000	988,626
4.500%, 1/11/21	1,500,000	1,553,580
2.500%, 1/19/21	1,100,000	1,080,868
2.750%, 1/10/22	595,000	582,805
3.875%, 2/8/22	2,812,000	2,864,627
3.950%, 11/9/22	1,000,000	1,008,131
2.750%, 1/10/23	1,750,000	1,702,818
4.625%, 12/1/23	1,000,000	1,039,287
3.375%, 5/21/25	1,000,000	986,849
4.375%, 8/4/25	500,000	504,911
3.750%, 7/21/26	815,000	786,942
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20	500,000	495,439
3.125%, 12/10/20	1,250,000	1,241,027
3.450%, 4/16/21	2,000,000	2,000,879
3.800%, 9/15/22	2,500,000	2,516,402
3.800%, 6/9/23	1,000,000	1,004,990
3.750%, 3/26/25	750,000	730,477
4.550%, 4/17/26	2,000,000	2,040,434
Discover Bank
7.000%, 4/15/20	1,200,000	1,276,680
3.100%, 6/4/20	500,000	498,350
3.200%, 8/9/21	350,000	348,104
3.350%, 2/6/23	250,000	246,642
4.200%, 8/8/23	550,000	561,917
3.450%, 7/27/26	840,000	796,284
Fifth Third Bancorp
2.875%, 7/27/20	1,000,000	996,482
2.600%, 6/15/22	800,000	774,962
4.300%, 1/16/24	700,000	720,107
3.950%, 3/14/28	750,000	752,357
Fifth Third Bank
2.375%, 4/25/19	1,000,000	995,574
1.625%, 9/27/19	690,000	678,303
2.200%, 10/30/20	370,000	362,646
2.250%, 6/14/21	750,000	729,614
3.850%, 3/15/26	600,000	595,146
First Republic Bank
2.375%, 6/17/19	500,000	496,960
2.500%, 6/6/22	500,000	484,611
HSBC Bank USA NA
4.875%, 8/24/20	1,000,000	1,032,175
HSBC Holdings plc
3.400%, 3/8/21	2,250,000	2,257,758
5.100%, 4/5/21	2,700,000	2,838,864
2.950%, 5/25/21	1,750,000	1,730,598
2.650%, 1/5/22	2,500,000	2,430,043
4.875%, 1/14/22	750,000	787,146
4.000%, 3/30/22	1,650,000	1,686,926
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)	1,500,000	1,480,204
3.600%, 5/25/23	1,500,000	1,505,716
(ICE LIBOR USD 3 Month + 0.92%), 3.033%, 11/22/23(k)	300,000	293,621
4.250%, 3/14/24	1,700,000	1,708,661
4.250%, 8/18/25	1,600,000	1,592,014
4.300%, 3/8/26	2,500,000	2,559,335
3.900%, 5/25/26	1,140,000	1,133,457
4.375%, 11/23/26	1,815,000	1,798,217
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)	1,250,000	1,244,489
Huntington Bancshares, Inc.
7.000%, 12/15/20(x)	80,000	87,547
2.300%, 1/14/22	2,800,000	2,686,514
Huntington National Bank (The)
2.200%, 4/1/19	500,000	496,850
2.375%, 3/10/20	345,000	341,477
2.500%, 8/7/22	750,000	722,311

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	$700,000	$700,015
2.905%, 11/13/20	750,000	740,253
2.635%, 5/26/21	350,000	342,382
2.452%, 10/20/21	1,150,000	1,112,386
2.957%, 11/8/22	500,000	487,500
3.538%, 11/8/27	500,000	478,750
ING Groep NV
3.150%, 3/29/22	1,250,000	1,231,507
3.950%, 3/29/27	1,250,000	1,241,550
Intesa Sanpaolo SpA
5.250%, 1/12/24	1,500,000	1,580,564
JPMorgan Chase & Co.
6.300%, 4/23/19	1,707,000	1,770,128
4.950%, 3/25/20	500,000	518,772
2.750%, 6/23/20	1,250,000	1,242,818
4.400%, 7/22/20	3,230,000	3,326,885
4.250%, 10/15/20	874,000	898,801
2.550%, 10/29/20	3,385,000	3,340,655
2.550%, 3/1/21	1,000,000	983,638
4.625%, 5/10/21	2,000,000	2,084,562
2.400%, 6/7/21	1,250,000	1,227,448
4.350%, 8/15/21	300,000	310,594
4.500%, 1/24/22	2,000,000	2,083,489
3.250%, 9/23/22	2,849,000	2,833,327
2.972%, 1/15/23	3,250,000	3,185,213
3.200%, 1/25/23	4,369,000	4,327,903
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)	2,062,000	2,011,313
3.375%, 5/1/23	2,075,000	2,050,478
2.700%, 5/18/23	2,000,000	1,928,690
3.875%, 2/1/24	3,000,000	3,037,333
3.625%, 5/13/24	3,000,000	2,991,526
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	2,365,000	2,305,244
3.900%, 7/15/25	3,000,000	3,029,046
3.300%, 4/1/26	2,000,000	1,934,219
3.200%, 6/15/26	1,750,000	1,678,457
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)	2,750,000	2,688,024
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	10,750,000	10,413,032
KeyBank NA
1.600%, 8/22/19	325,000	319,605
2.250%, 3/16/20	750,000	739,616
2.500%, 11/22/21	250,000	244,203
2.400%, 6/9/22	635,000	613,162
2.300%, 9/14/22	1,500,000	1,438,372
3.375%, 3/7/23	500,000	501,161
3.300%, 6/1/25	250,000	247,064
3.400%, 5/20/26	1,000,000	967,895
KeyCorp
2.900%, 9/15/20	1,175,000	1,171,936
5.100%, 3/24/21	1,375,000	1,451,196
Korea Development Bank (The)
2.500%, 3/11/20	1,000,000	986,762
2.250%, 5/18/20	1,000,000	980,427
4.625%, 11/16/21	250,000	260,969
2.625%, 2/27/22	2,000,000	1,943,485
3.000%, 9/14/22	1,000,000	982,226
3.375%, 3/12/23	500,000	496,642
2.750%, 3/19/23	500,000	482,737
3.750%, 1/22/24	500,000	504,561
Kreditanstalt fuer Wiederaufbau
1.875%, 4/1/19	3,150,000	3,136,255
4.875%, 6/17/19	1,900,000	1,956,057
1.000%, 7/15/19	3,000,000	2,947,492
1.250%, 9/30/19	3,000,000	2,948,807
1.750%, 10/15/19	2,500,000	2,474,754
4.000%, 1/27/20	8,539,000	8,770,175
1.750%, 3/31/20	3,000,000	2,956,053
1.500%, 4/20/20	4,000,000	3,919,556
1.875%, 6/30/20	3,000,000	2,957,082
2.750%, 9/8/20	2,436,000	2,446,353
2.750%, 10/1/20	3,150,000	3,163,553
1.875%, 11/30/20	1,500,000	1,483,506
1.875%, 12/15/20	2,250,000	2,230,350
1.625%, 3/15/21	4,000,000	3,884,368
2.625%, 4/12/21	2,400,000	2,398,025
1.500%, 6/15/21(x)	4,000,000	3,857,220
2.375%, 8/25/21	1,500,000	1,484,674
1.750%, 9/15/21	3,950,000	3,826,773
2.000%, 11/30/21	2,000,000	1,949,752
2.625%, 1/25/22	3,000,000	3,069,937
2.125%, 3/7/22	3,500,000	3,418,526
2.125%, 6/15/22(x)	3,000,000	2,924,873
2.000%, 10/4/22	2,312,000	2,236,490
2.375%, 12/29/22	4,015,000	3,942,043
2.125%, 1/17/23	3,350,000	3,250,511
2.500%, 11/20/24	5,000,000	4,984,076
2.000%, 5/2/25(x)	3,000,000	2,829,296
2.875%, 4/3/28	1,750,000	1,739,387
Landwirtschaftliche Rentenbank
1.750%, 4/15/19	2,000,000	1,988,320
2.000%, 1/13/25	3,000,000	2,834,542
1.750%, 7/27/26	500,000	457,129
Series 29
1.375%, 10/23/19(x)	829,000	815,864
Series 36
2.000%, 12/6/21	1,000,000	967,234
Series 37
2.500%, 11/15/27	2,000,000	1,922,711
Lloyds Bank plc
2.700%, 8/17/20	1,000,000	990,710
6.375%, 1/21/21	1,000,000	1,091,984
Lloyds Banking Group plc
3.100%, 7/6/21	375,000	373,540
3.000%, 1/11/22	1,365,000	1,342,716
(ICE LIBOR USD 3 Month + 0.81%), 2.907%, 11/7/23(k)	1,750,000	1,690,838
4.582%, 12/10/25	1,000,000	1,001,185
4.650%, 3/24/26	1,750,000	1,751,186
3.750%, 1/11/27	1,385,000	1,338,536
4.375%, 3/22/28	1,350,000	1,363,413
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)(x)	1,750,000	1,644,924
Manufacturers & Traders Trust Co.
2.250%, 7/25/19	1,100,000	1,091,195
2.050%, 8/17/20	500,000	488,960
2.500%, 5/18/22	500,000	486,752
2.900%, 2/6/25	1,000,000	968,871
3.400%, 8/17/27	330,000	322,783
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21	1,038,000	1,032,412
2.190%, 9/13/21	1,350,000	1,302,854
2.998%, 2/22/22	1,250,000	1,232,249
3.455%, 3/2/23	1,000,000	996,014
2.527%, 9/13/23	760,000	725,283
3.777%, 3/2/25(x)	1,000,000	999,307
3.850%, 3/1/26	2,170,000	2,173,068
2.757%, 9/13/26	1,250,000	1,153,208

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.677%, 2/22/27	$1,000,000	$986,421
3.287%, 7/25/27(x)	1,000,000	954,387
3.961%, 3/2/28	1,000,000	1,004,085
Mizuho Financial Group, Inc.
2.273%, 9/13/21	850,000	820,088
2.953%, 2/28/22	1,150,000	1,129,625
2.601%, 9/11/22	1,000,000	963,336
3.549%, 3/5/23	1,000,000	993,725
2.839%, 9/13/26	850,000	779,293
3.663%, 2/28/27	1,000,000	982,382
3.170%, 9/11/27	1,250,000	1,174,959
4.018%, 3/5/28	1,000,000	1,003,002
MUFG Americas Holdings Corp.
2.250%, 2/10/20	250,000	246,243
3.500%, 6/18/22	1,800,000	1,807,801
3.000%, 2/10/25	100,000	96,406
National Australia Bank Ltd.
1.375%, 7/12/19	1,000,000	982,799
2.250%, 1/10/20	1,000,000	988,491
2.125%, 5/22/20	1,000,000	981,657
2.500%, 1/12/21	500,000	491,308
2.625%, 1/14/21	750,000	739,416
1.875%, 7/12/21	1,000,000	959,060
2.800%, 1/10/22	1,000,000	985,448
2.500%, 5/22/22	1,000,000	966,095
3.000%, 1/20/23	1,350,000	1,329,056
2.875%, 4/12/23	750,000	732,585
3.375%, 1/14/26	750,000	735,820
2.500%, 7/12/26	1,500,000	1,374,008
National Bank of Canada
2.150%, 6/12/20	730,000	717,526
2.200%, 11/2/20	750,000	737,473
Oesterreichische Kontrollbank AG
1.125%, 4/26/19	3,000,000	2,960,298
1.750%, 1/24/20	700,000	691,225
2.375%, 10/1/21	1,500,000	1,482,452
2.875%, 3/13/23	750,000	754,106
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	303,796
PNC Bank NA
1.450%, 7/29/19	445,000	436,546
2.000%, 5/19/20	750,000	735,608
2.300%, 6/1/20	500,000	492,644
2.600%, 7/21/20	750,000	744,258
2.450%, 11/5/20	815,000	804,790
2.500%, 1/22/21	2,500,000	2,463,445
2.150%, 4/29/21	1,250,000	1,217,994
2.550%, 12/9/21	1,050,000	1,025,096
2.625%, 2/17/22	1,250,000	1,219,945
2.950%, 1/30/23	250,000	244,081
3.800%, 7/25/23	1,000,000	1,014,585
3.300%, 10/30/24	1,000,000	990,793
2.950%, 2/23/25	250,000	241,692
3.250%, 6/1/25	500,000	488,722
3.100%, 10/25/27	500,000	479,083
3.250%, 1/22/28	2,000,000	1,938,002
PNC Financial Services Group, Inc. (The)
6.700%, 6/10/19	500,000	523,237
5.125%, 2/8/20	981,000	1,019,169
4.375%, 8/11/20	1,839,000	1,895,420
2.854%, 11/9/22(e)	2,000,000	1,959,342
3.900%, 4/29/24	500,000	508,256
3.150%, 5/19/27(x)	750,000	721,042
Regions Bank
2.750%, 4/1/21	1,000,000	987,838
Regions Financial Corp.
3.200%, 2/8/21	675,000	675,825
2.750%, 8/14/22	650,000	630,508
Royal Bank of Canada
1.625%, 4/15/19	1,000,000	989,008
1.500%, 7/29/19	500,000	491,429
2.125%, 3/2/20	1,000,000	985,517
2.150%, 3/6/20	750,000	739,438
2.150%, 10/26/20	560,000	547,355
2.350%, 10/30/20	1,250,000	1,228,040
2.500%, 1/19/21	1,000,000	985,506
2.750%, 2/1/22	750,000	738,257
4.650%, 1/27/26	2,000,000	2,059,237
Royal Bank of Scotland Group plc
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23(k)	2,000,000	1,964,881
3.875%, 9/12/23	800,000	789,596
4.800%, 4/5/26	2,750,000	2,823,628
Santander Holdings USA, Inc.
2.700%, 5/24/19	406,000	404,509
3.700%, 3/28/22(x)	1,590,000	1,590,535
3.400%, 1/18/23	750,000	732,331
4.500%, 7/17/25	1,500,000	1,521,413
4.400%, 7/13/27	485,000	481,910
Santander UK Group Holdings plc
2.875%, 10/16/20	750,000	743,496
3.125%, 1/8/21	1,000,000	993,412
2.875%, 8/5/21	1,250,000	1,225,693
3.571%, 1/10/23	520,000	511,267
(ICE LIBOR USD 3 Month + 1.08%), 3.373%, 1/5/24(k)	1,000,000	977,931
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	716,290
Santander UK plc
2.350%, 9/10/19	670,000	664,624
2.375%, 3/16/20	1,000,000	987,661
2.125%, 11/3/20	495,000	484,368
2.500%, 1/5/21	1,000,000	986,699
4.000%, 3/13/24	1,000,000	1,014,178
Skandinaviska Enskilda Banken AB
1.500%, 9/13/19	600,000	587,804
2.300%, 3/11/20	750,000	738,991
2.625%, 3/15/21	1,000,000	983,424
1.875%, 9/13/21	800,000	761,052
2.800%, 3/11/22(x)	750,000	741,808
Sumitomo Mitsui Banking Corp.
2.250%, 7/11/19	750,000	743,803
2.092%, 10/18/19	750,000	739,846
2.450%, 1/16/20	500,000	494,666
2.514%, 1/17/20	750,000	742,796
2.650%, 7/23/20	750,000	741,938
2.450%, 10/20/20	800,000	786,600
3.200%, 7/18/22	750,000	744,044
3.000%, 1/18/23	1,000,000	978,401
3.950%, 1/10/24	2,250,000	2,312,798
3.400%, 7/11/24	1,000,000	999,946
3.650%, 7/23/25	750,000	752,469
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	1,250,000	1,242,288
2.442%, 10/19/21	1,000,000	969,914
2.846%, 1/11/22(x)	1,500,000	1,473,140
2.778%, 10/18/22	750,000	729,276
3.102%, 1/17/23	1,250,000	1,228,595
3.784%, 3/9/26	1,250,000	1,244,451
3.010%, 10/19/26	1,000,000	939,810

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.446%, 1/11/27	$1,700,000	$1,648,236
3.364%, 7/12/27	750,000	720,410
3.352%, 10/18/27(x)	750,000	716,860
3.544%, 1/17/28(x)	2,000,000	1,936,700
SunTrust Bank
2.250%, 1/31/20	500,000	493,928
(ICE LIBOR USD 3 Month + 0.30%), 2.590%, 1/29/21(k)	1,000,000	996,125
3.000%, 2/2/23	1,000,000	981,615
3.300%, 5/15/26	1,000,000	957,689
SunTrust Banks, Inc.
2.500%, 5/1/19	500,000	498,761
2.900%, 3/3/21	500,000	496,610
2.700%, 1/27/22	1,000,000	979,927
SVB Financial Group
5.375%, 9/15/20	160,000	168,482
Svenska Handelsbanken AB
1.500%, 9/6/19	1,000,000	981,341
1.950%, 9/8/20	540,000	525,956
2.450%, 3/30/21	1,145,000	1,124,685
1.875%, 9/7/21	505,000	483,395
Synovus Financial Corp.
3.125%, 11/1/22	300,000	292,375
Toronto-Dominion Bank (The)
2.125%, 7/2/19	1,000,000	992,992
1.900%, 10/24/19	2,750,000	2,714,194
2.250%, 11/5/19	1,000,000	994,788
1.850%, 9/11/20	1,165,000	1,136,706
2.500%, 12/14/20	1,000,000	987,556
2.550%, 1/25/21	1,750,000	1,727,337
2.125%, 4/7/21	1,500,000	1,458,474
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31(k)	1,000,000	955,267
US Bancorp
2.350%, 1/29/21	1,000,000	984,791
4.125%, 5/24/21	1,000,000	1,034,863
3.000%, 3/15/22	750,000	747,590
2.950%, 7/15/22	1,600,000	1,585,042
3.700%, 1/30/24	500,000	508,238
3.600%, 9/11/24	1,000,000	1,000,717
3.100%, 4/27/26	1,415,000	1,359,862
Series V
2.375%, 7/22/26	2,000,000	1,817,271
Series X
3.150%, 4/27/27	2,550,000	2,446,116
US Bank NA
1.400%, 4/26/19	775,000	765,008
2.125%, 10/28/19	1,000,000	990,174
2.350%, 1/23/20	750,000	743,755
2.050%, 10/23/20	765,000	748,810
2.850%, 1/23/23(x)	750,000	742,538
2.800%, 1/27/25	1,000,000	958,223
Wells Fargo & Co.
2.125%, 4/22/19	3,750,000	3,727,031
2.550%, 12/7/20	1,715,000	1,686,290
3.000%, 1/22/21	1,500,000	1,491,907
2.500%, 3/4/21	2,000,000	1,963,155
4.600%, 4/1/21	2,000,000	2,078,948
2.100%, 7/26/21	1,250,000	1,203,980
3.500%, 3/8/22	1,844,000	1,850,288
2.625%, 7/22/22	4,000,000	3,870,937
3.069%, 1/24/23	1,000,000	981,096
4.125%, 8/15/23	3,000,000	3,041,155
3.300%, 9/9/24	2,000,000	1,952,279
3.000%, 2/19/25	2,500,000	2,381,750
3.000%, 4/22/26	4,000,000	3,746,305
4.100%, 6/3/26	2,000,000	1,983,059
3.000%, 10/23/26	1,500,000	1,405,370
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	8,035,000	7,840,495
Series M
3.450%, 2/13/23	1,806,000	1,780,685
Series N
2.150%, 1/30/20	1,250,000	1,228,750
Wells Fargo Bank NA
1.750%, 5/24/19	1,250,000	1,236,372
2.150%, 12/6/19	1,500,000	1,484,215
2.400%, 1/15/20	1,500,000	1,488,921
2.600%, 1/15/21	2,500,000	2,465,672
Westpac Banking Corp.
1.650%, 5/13/19	750,000	740,621
1.600%, 8/19/19	1,500,000	1,474,284
4.875%, 11/19/19	1,800,000	1,855,623
2.150%, 3/6/20	1,000,000	984,028
2.300%, 5/26/20(x)	1,000,000	984,540
2.600%, 11/23/20	1,500,000	1,480,599
2.650%, 1/25/21	1,150,000	1,135,130
2.100%, 5/13/21	750,000	726,391
2.000%, 8/19/21	1,250,000	1,201,949
2.800%, 1/11/22(x)	2,250,000	2,213,304
2.500%, 6/28/22	1,250,000	1,209,752
2.750%, 1/11/23	750,000	728,622
2.850%, 5/13/26	750,000	705,000
2.700%, 8/19/26	1,750,000	1,620,365
3.350%, 3/8/27	1,250,000	1,209,626
3.400%, 1/25/28(x)	1,250,000	1,207,663
(USD ICE Swap Rate 5 Year + 2.24%), 4.322%, 11/23/31(k)	1,000,000	985,000

		704,999,754

Capital Markets (2.3%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	358,672
Ameriprise Financial, Inc.
7.300%, 6/28/19	861,000	908,986
5.300%, 3/15/20	156,000	162,666
4.000%, 10/15/23	150,000	155,751
3.700%, 10/15/24	750,000	759,348
2.875%, 9/15/26	500,000	470,953
Apollo Investment Corp.
5.250%, 3/3/25	350,000	354,862
Ares Capital Corp.
3.875%, 1/15/20	300,000	303,004
3.625%, 1/19/22	600,000	591,792
3.500%, 2/10/23	750,000	732,464
4.250%, 3/1/25	500,000	487,093
Bank of New York Mellon Corp. (The)
2.300%, 9/11/19	1,500,000	1,491,923
2.600%, 8/17/20	350,000	347,209
2.450%, 11/27/20	1,000,000	985,950
4.150%, 2/1/21	1,187,000	1,222,619
2.500%, 4/15/21	600,000	590,251
2.050%, 5/3/21	1,000,000	969,918
3.550%, 9/23/21	750,000	759,645
2.600%, 2/7/22	1,000,000	977,407
2.950%, 1/29/23	500,000	489,751
(ICE LIBOR USD 3 Month + 0.63%), 2.661%, 5/16/23(k)	700,000	681,211
2.200%, 8/16/23	425,000	400,865
2.800%, 5/4/26	750,000	705,566
2.450%, 8/17/26	1,000,000	909,714
3.250%, 5/16/27	700,000	677,337
3.400%, 1/29/28	500,000	488,634

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Series 0012
3.650%, 2/4/24	$2,100,000	$2,117,397
Series G
2.150%, 2/24/20	2,000,000	1,974,260
3.000%, 2/24/25	1,500,000	1,452,009
BlackRock, Inc.
4.250%, 5/24/21	1,000,000	1,044,487
3.375%, 6/1/22	500,000	508,960
3.500%, 3/18/24	1,400,000	1,405,808
3.200%, 3/15/27	347,000	337,761
Series 2
5.000%, 12/10/19	973,000	1,012,418
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	598,177
Brookfield Finance LLC
4.000%, 4/1/24	750,000	760,605
Brookfield Finance, Inc.
3.900%, 1/25/28	500,000	485,018
Cboe Global Markets, Inc.
1.950%, 6/28/19	315,000	311,650
3.650%, 1/12/27	650,000	632,772
Charles Schwab Corp. (The)
4.450%, 7/22/20	850,000	881,058
2.650%, 1/25/23	500,000	488,603
3.000%, 3/10/25	150,000	146,233
3.200%, 3/2/27	500,000	485,261
CME Group, Inc.
3.000%, 9/15/22	500,000	498,045
3.000%, 3/15/25	1,000,000	972,759
Credit Suisse AG
2.300%, 5/28/19	900,000	894,714
5.300%, 8/13/19	1,346,000	1,388,218
5.400%, 1/14/20	2,000,000	2,069,828
4.375%, 8/5/20	2,200,000	2,260,018
3.000%, 10/29/21	850,000	838,857
3.625%, 9/9/24	3,000,000	2,982,175
Deutsche Bank AG
2.850%, 5/10/19	750,000	747,275
2.700%, 7/13/20	1,000,000	979,384
2.950%, 8/20/20	750,000	737,750
3.125%, 1/13/21	1,000,000	983,928
3.150%, 1/22/21	1,150,000	1,133,093
3.375%, 5/12/21	500,000	494,267
4.250%, 10/14/21	3,500,000	3,549,714
3.300%, 11/16/22	1,150,000	1,119,892
3.950%, 2/27/23	850,000	847,247
3.700%, 5/30/24	1,500,000	1,448,097
4.100%, 1/13/26(x)	1,000,000	970,250
E*TRADE Financial Corp.
2.950%, 8/24/22	500,000	487,005
3.800%, 8/24/27(x)	250,000	241,341
Eaton Vance Corp.
3.625%, 6/15/23	500,000	507,820
3.500%, 4/6/27	250,000	248,648
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,208,918
FS Investment Corp.
4.000%, 7/15/19	400,000	402,121
4.250%, 1/15/20	150,000	151,662
Goldman Sachs Group, Inc. (The)
2.000%, 4/25/19	250,000	247,791
2.550%, 10/23/19	1,000,000	996,031
2.300%, 12/13/19	2,315,000	2,287,963
5.375%, 3/15/20	3,150,000	3,286,006
2.600%, 4/23/20	3,000,000	2,969,476
2.750%, 9/15/20	350,000	346,475
2.600%, 12/27/20	4,000,000	3,944,175
2.875%, 2/25/21	1,000,000	988,051
2.625%, 4/25/21	1,860,000	1,821,707
5.250%, 7/27/21	1,905,000	2,015,915
2.350%, 11/15/21	900,000	869,422
5.750%, 1/24/22	4,400,000	4,758,049
3.000%, 4/26/22	2,085,000	2,045,928
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	2,500,000	2,446,961
3.625%, 1/22/23	2,244,000	2,252,914
3.200%, 2/23/23	2,855,000	2,811,354
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23(k)	1,500,000	1,461,199
4.000%, 3/3/24	3,045,000	3,089,882
3.850%, 7/8/24	2,000,000	2,007,539
3.500%, 1/23/25	3,250,000	3,177,993
3.750%, 5/22/25	2,400,000	2,373,985
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,830,000	1,760,216
3.750%, 2/25/26	580,000	569,546
3.500%, 11/16/26(x)	1,815,000	1,744,978
3.850%, 1/26/27	2,240,000	2,205,892
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	1,000,000	971,881
Series D
6.000%, 6/15/20	1,428,000	1,513,781
Intercontinental Exchange, Inc.
2.750%, 12/1/20	610,000	606,487
2.350%, 9/15/22	1,750,000	1,689,838
4.000%, 10/15/23	850,000	881,407
3.750%, 12/1/25	610,000	618,136
Invesco Finance plc
3.125%, 11/30/22	1,000,000	998,012
Jefferies Group LLC
8.500%, 7/15/19	1,446,000	1,540,233
5.125%, 1/20/23	117,000	123,884
4.850%, 1/15/27	665,000	679,855
Lazard Group LLC
4.250%, 11/14/20	1,000,000	1,030,663
Legg Mason, Inc.
4.750%, 3/15/26	250,000	261,458
Moody’s Corp.
2.750%, 7/15/19	500,000	498,918
5.500%, 9/1/20	500,000	529,349
2.750%, 12/15/21	250,000	245,423
4.500%, 9/1/22	31,000	32,475
2.625%, 1/15/23§	650,000	629,819
4.875%, 2/15/24	500,000	530,384
Morgan Stanley
7.300%, 5/13/19	2,718,000	2,845,267
2.375%, 7/23/19	3,000,000	2,980,132
5.625%, 9/23/19	2,039,000	2,117,459
5.500%, 1/26/20	250,000	260,780
2.650%, 1/27/20	3,000,000	2,979,453
2.800%, 6/16/20	3,000,000	2,978,647
5.500%, 7/24/20	1,522,000	1,598,485
5.750%, 1/25/21	4,112,000	4,384,890
2.500%, 4/21/21	2,500,000	2,442,193
5.500%, 7/28/21	2,130,000	2,272,761
2.625%, 11/17/21	2,205,000	2,147,386
2.750%, 5/19/22	2,065,000	2,014,805
4.875%, 11/1/22	312,000	326,061
3.125%, 1/23/23(x)	800,000	788,595
3.750%, 2/25/23	3,394,000	3,431,681
4.100%, 5/22/23	2,000,000	2,023,306
3.700%, 10/23/24	2,000,000	1,986,463
4.000%, 7/23/25	505,000	508,910

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 11/24/25	$3,000,000	$3,133,230
3.875%, 1/27/26	3,000,000	2,993,546
3.125%, 7/27/26	3,000,000	2,832,759
3.625%, 1/20/27	4,000,000	3,910,268
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	4,300,000	4,231,785
Series F
3.875%, 4/29/24	2,500,000	2,514,882
Nasdaq, Inc.
5.550%, 1/15/20	894,000	934,230
3.850%, 6/30/26	145,000	142,532
Nomura Holdings, Inc.
6.700%, 3/4/20	959,000	1,022,843
Northern Trust Corp.
3.450%, 11/4/20	850,000	863,756
3.375%, 8/23/21	375,000	380,985
2.375%, 8/2/22	500,000	488,094
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	464,160
Prospect Capital Corp.
5.000%, 7/15/19	350,000	355,206
S&P Global, Inc.
3.300%, 8/14/20	600,000	603,958
4.000%, 6/15/25	250,000	256,665
Stifel Financial Corp.
4.250%, 7/18/24	700,000	704,996
TD Ameritrade Holding Corp.
5.600%, 12/1/19	100,000	104,536
2.950%, 4/1/22	250,000	248,217
3.625%, 4/1/25	1,000,000	1,015,007
3.300%, 4/1/27	455,000	442,518
Thomson Reuters Corp.
4.700%, 10/15/19	369,000	378,763
4.300%, 11/23/23	500,000	514,140
3.350%, 5/15/26	570,000	541,371
UBS AG
2.375%, 8/14/19	2,500,000	2,481,402
2.350%, 3/26/20	2,750,000	2,711,532

		198,009,200

Consumer Finance (1.8%)
AerCap Ireland Capital DAC
3.750%, 5/15/19	2,225,000	2,241,913
4.625%, 10/30/20	2,350,000	2,422,683
4.500%, 5/15/21	2,150,000	2,206,120
3.950%, 2/1/22	2,700,000	2,709,228
3.500%, 5/26/22	1,030,000	1,017,647
3.300%, 1/23/23	500,000	486,213
3.500%, 1/15/25	600,000	578,474
3.650%, 7/21/27	1,000,000	940,972
3.875%, 1/23/28	500,000	477,686
American Express Co.
8.125%, 5/20/19	1,212,000	1,283,981
2.200%, 10/30/20	600,000	585,891
2.500%, 8/1/22	3,000,000	2,898,073
2.650%, 12/2/22	1,487,000	1,440,506
3.400%, 2/27/23	2,000,000	1,993,146
3.000%, 10/30/24	750,000	720,521
3.625%, 12/5/24	1,070,000	1,065,615
American Express Credit Corp.
1.875%, 5/3/19	1,005,000	995,417
2.250%, 8/15/19	2,000,000	1,987,372
1.700%, 10/30/19	750,000	738,725
2.375%, 5/26/20	1,750,000	1,725,297
2.250%, 5/5/21	2,000,000	1,949,856
3.300%, 5/3/27	1,150,000	1,115,630
American Honda Finance Corp.
1.200%, 7/12/19	1,000,000	981,480
2.000%, 11/13/19	500,000	494,107
2.000%, 2/14/20	750,000	739,067
2.650%, 2/12/21	1,000,000	991,400
1.650%, 7/12/21	1,000,000	957,835
1.700%, 9/9/21	2,400,000	2,297,204
2.600%, 11/16/22	650,000	635,664
2.900%, 2/16/24	500,000	489,707
2.300%, 9/9/26	720,000	661,394
3.500%, 2/15/28	500,000	503,738
Capital One Financial Corp.
2.500%, 5/12/20	1,987,000	1,956,887
2.400%, 10/30/20	175,000	171,320
4.750%, 7/15/21	500,000	521,832
3.050%, 3/9/22	600,000	588,419
3.200%, 1/30/23	1,000,000	976,092
3.750%, 4/24/24	1,000,000	1,003,812
3.300%, 10/30/24	350,000	338,547
4.200%, 10/29/25	750,000	745,697
3.750%, 7/28/26	2,000,000	1,906,031
3.750%, 3/9/27	1,150,000	1,113,323
3.800%, 1/31/28	1,000,000	969,058
Caterpillar Financial Services Corp.
1.350%, 5/18/19	1,000,000	986,111
2.100%, 6/9/19	700,000	696,097
2.000%, 11/29/19	270,000	266,525
2.100%, 1/10/20	385,000	380,475
2.000%, 3/5/20	1,000,000	984,383
1.850%, 9/4/20	500,000	487,698
2.900%, 3/15/21	500,000	498,644
1.931%, 10/1/21	1,000,000	970,141
2.850%, 6/1/22	500,000	494,094
2.400%, 6/6/22	1,000,000	974,890
2.550%, 11/29/22	500,000	486,151
2.625%, 3/1/23	1,000,000	968,970
3.300%, 6/9/24	1,250,000	1,242,731
3.250%, 12/1/24	500,000	493,721
2.400%, 8/9/26	250,000	231,769
Discover Financial Services
5.200%, 4/27/22	100,000	105,385
3.850%, 11/21/22	1,144,000	1,142,570
3.950%, 11/6/24	250,000	248,125
3.750%, 3/4/25	350,000	338,485
4.100%, 2/9/27	565,000	559,180
Ford Motor Credit Co. LLC
1.897%, 8/12/19	2,610,000	2,568,109
2.681%, 1/9/20	790,000	782,445
2.459%, 3/27/20	1,500,000	1,475,978
2.425%, 6/12/20	645,000	632,333
3.157%, 8/4/20	500,000	497,127
2.343%, 11/2/20	750,000	728,954
3.200%, 1/15/21	750,000	743,116
3.336%, 3/18/21	1,000,000	993,945
3.470%, 4/5/21	245,000	244,619
5.875%, 8/2/21	4,600,000	4,916,518
3.219%, 1/9/22	1,500,000	1,473,205
3.339%, 3/28/22	2,000,000	1,967,007
2.979%, 8/3/22	750,000	724,655
4.250%, 9/20/22	2,700,000	2,745,520
3.810%, 1/9/24	1,140,000	1,116,588
4.134%, 8/4/25	600,000	590,457
4.389%, 1/8/26	2,050,000	2,040,786
3.815%, 11/2/27	750,000	703,641
General Motors Financial Co., Inc.
2.400%, 5/9/19	780,000	774,687
2.350%, 10/4/19	750,000	741,122

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.150%, 1/15/20	$1,000,000	$997,830
2.650%, 4/13/20	625,000	616,836
3.200%, 7/13/20	1,250,000	1,245,316
2.450%, 11/6/20	1,750,000	1,707,788
3.700%, 11/24/20	1,750,000	1,761,310
4.200%, 3/1/21	750,000	764,016
3.200%, 7/6/21	2,250,000	2,224,887
3.450%, 1/14/22	1,000,000	991,810
3.450%, 4/10/22	2,000,000	1,979,693
3.150%, 6/30/22	225,000	219,647
3.250%, 1/5/23	750,000	730,388
3.700%, 5/9/23	875,000	868,674
3.950%, 4/13/24	1,000,000	992,145
3.500%, 11/7/24	1,750,000	1,689,261
4.000%, 1/15/25	2,000,000	1,971,846
4.300%, 7/13/25	1,250,000	1,250,059
5.250%, 3/1/26	700,000	737,416
4.000%, 10/6/26	750,000	728,879
4.350%, 1/17/27	835,000	829,362
3.850%, 1/5/28	500,000	475,155
HSBC USA, Inc.
2.250%, 6/23/19	1,250,000	1,242,251
2.350%, 3/5/20	2,000,000	1,970,007
2.750%, 8/7/20	500,000	496,171
5.000%, 9/27/20	650,000	677,719
3.500%, 6/23/24	900,000	890,510
John Deere Capital Corp.
2.250%, 4/17/19	500,000	498,397
1.250%, 10/9/19	1,000,000	978,117
2.050%, 3/10/20	750,000	738,974
1.950%, 6/22/20	95,000	93,134
2.375%, 7/14/20	500,000	494,428
2.350%, 1/8/21	500,000	491,780
2.800%, 3/4/21	1,000,000	995,185
2.875%, 3/12/21	500,000	498,210
3.900%, 7/12/21	350,000	359,410
3.150%, 10/15/21	500,000	501,396
2.650%, 1/6/22	500,000	492,564
2.750%, 3/15/22	1,000,000	987,170
2.150%, 9/8/22	650,000	623,339
2.700%, 1/6/23(x)	500,000	488,788
2.800%, 3/6/23	500,000	489,785
3.350%, 6/12/24	650,000	650,092
2.650%, 6/24/24	660,000	634,238
3.450%, 3/13/25	500,000	499,755
3.400%, 9/11/25	350,000	348,839
2.650%, 6/10/26(x)	500,000	470,175
2.800%, 9/8/27	400,000	375,854
3.050%, 1/6/28(x)	500,000	478,088
Series 0014
2.450%, 9/11/20	200,000	197,862
PACCAR Financial Corp.
1.300%, 5/10/19	215,000	212,052
1.950%, 2/27/20	210,000	207,115
2.800%, 3/1/21	335,000	334,131
2.300%, 8/10/22	1,000,000	972,759
Synchrony Financial
3.000%, 8/15/19	600,000	598,799
2.700%, 2/3/20	750,000	741,708
4.250%, 8/15/24	750,000	745,173
4.500%, 7/23/25	500,000	500,019
3.700%, 8/4/26	500,000	465,907
3.950%, 12/1/27	1,500,000	1,406,195
Toyota Motor Credit Corp.
2.125%, 7/18/19	1,000,000	992,576
1.550%, 10/18/19	750,000	736,532
2.200%, 1/10/20	500,000	494,925
2.150%, 3/12/20	3,000,000	2,962,091
1.950%, 4/17/20	500,000	491,402
4.500%, 6/17/20	300,000	310,432
4.250%, 1/11/21	1,300,000	1,345,119
1.900%, 4/8/21	750,000	726,363
2.750%, 5/17/21	750,000	744,309
3.400%, 9/15/21	1,050,000	1,063,519
2.600%, 1/11/22	1,000,000	985,382
3.300%, 1/12/22	156,000	157,603
2.800%, 7/13/22	750,000	741,094
2.150%, 9/8/22	850,000	815,818
2.625%, 1/10/23	1,150,000	1,120,389
2.700%, 1/11/23(x)	500,000	488,767
2.250%, 10/18/23	750,000	712,602
2.900%, 4/17/24	500,000	490,257
3.200%, 1/11/27	1,000,000	982,213
3.050%, 1/11/28(x)	500,000	480,790
Washington Prime Group LP
5.950%, 8/15/24	535,000	510,052

		153,621,186

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc.
2.100%, 8/14/19	700,000	695,944
2.200%, 3/15/21	1,360,000	1,339,931
3.750%, 8/15/21(x)	500,000	514,927
3.400%, 1/31/22	500,000	508,799
3.000%, 2/11/23	500,000	499,338
2.750%, 3/15/23	1,000,000	983,222
3.125%, 3/15/26	2,395,000	2,334,815
Block Financial LLC
4.125%, 10/1/20	500,000	509,129
5.250%, 10/1/25	500,000	523,013
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	12,385,000	12,095,720
3.373%, 11/15/25(x)	5,000,000	4,827,432
Genpact Luxembourg Sarl
3.700%, 4/1/22§	250,000	245,136
JPMorgan Chase Bank NA
1.650%, 9/23/19	635,000	625,983
(ICE LIBOR USD 3 Month + 0.28%), 2.604%, 2/1/21(k)	2,925,000	2,909,935
Leucadia National Corp.
5.500%, 10/18/23	800,000	819,840
National Rural Utilities Cooperative Finance Corp.
1.500%, 11/1/19	270,000	264,756
2.350%, 6/15/20	1,500,000	1,481,257
2.300%, 11/1/20	250,000	245,598
2.900%, 3/15/21	350,000	348,052
2.400%, 4/25/22	300,000	290,945
2.300%, 9/15/22	250,000	240,411
2.700%, 2/15/23	500,000	487,257
3.400%, 11/15/23	1,000,000	1,004,426
2.950%, 2/7/24	210,000	205,811
3.250%, 11/1/25	250,000	244,743
3.050%, 4/25/27	350,000	336,547
3.400%, 2/7/28	500,000	489,968
(ICE LIBOR USD 3 Month + 2.91%), 4.750%, 4/30/43(k)	350,000	355,250
ORIX Corp.
2.900%, 7/18/22	330,000	322,363
3.250%, 12/4/24	750,000	725,911
3.700%, 7/18/27	400,000	390,421
Private Export Funding Corp.
Series II
2.050%, 11/15/22	1,125,000	1,090,926

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Series KK
3.550%, 1/15/24	$729,000	$758,083
Series LL
2.250%, 3/15/20(x)	2,000,000	1,992,355
Series MM
2.300%, 9/15/20	500,000	497,364
Shell International Finance BV
1.375%, 5/10/19	1,250,000	1,237,643
1.375%, 9/12/19	1,000,000	981,006
4.300%, 9/22/19	2,147,000	2,203,094
4.375%, 3/25/20	1,629,000	1,676,742
2.125%, 5/11/20	1,500,000	1,476,201
2.250%, 11/10/20	750,000	737,723
1.875%, 5/10/21	1,500,000	1,453,411
1.750%, 9/12/21	1,000,000	962,259
2.375%, 8/21/22	1,175,000	1,144,834
3.400%, 8/12/23	900,000	907,935
3.250%, 5/11/25	2,500,000	2,469,450
2.875%, 5/10/26	1,250,000	1,199,139
2.500%, 9/12/26	1,000,000	932,260
Synchrony Bank
3.000%, 6/15/22	770,000	744,684
Voya Financial, Inc.
3.125%, 7/15/24	700,000	673,516
3.650%, 6/15/26	625,000	607,083

		60,612,588

Insurance (0.8%)
Aflac, Inc.
4.000%, 2/15/22	500,000	516,455
3.625%, 6/15/23	1,150,000	1,164,734
3.625%, 11/15/24	1,000,000	1,005,466
Alleghany Corp.
5.625%, 9/15/20	200,000	211,434
Allied World Assurance Co. Holdings Ltd.
5.500%, 11/15/20	500,000	526,238
4.350%, 10/29/25	250,000	247,914
Allstate Corp. (The)
7.450%, 5/16/19	973,000	1,022,236
3.150%, 6/15/23	156,000	156,190
3.280%, 12/15/26	500,000	487,521
Series B
(ICE LIBOR USD 3 Month + 2.94%), 5.750%, 8/15/53(k)	500,000	523,750
Alterra Finance LLC
6.250%, 9/30/20	500,000	534,313
American Financial Group, Inc.
3.500%, 8/15/26	635,000	608,627
American International Group, Inc.
2.300%, 7/16/19	1,000,000	990,650
3.375%, 8/15/20	500,000	502,078
6.400%, 12/15/20	1,100,000	1,186,864
3.300%, 3/1/21	555,000	555,443
4.875%, 6/1/22	750,000	788,953
3.750%, 7/10/25	1,380,000	1,358,492
3.900%, 4/1/26	2,000,000	1,976,938
4.200%, 4/1/28	375,000	379,262
Aon Corp.
5.000%, 9/30/20	787,000	821,995
Aon plc
2.800%, 3/15/21	350,000	345,716
3.500%, 6/14/24	350,000	347,508
3.875%, 12/15/25	600,000	603,589
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	503,278
Assurant, Inc.
4.000%, 3/15/23	300,000	302,205
4.200%, 9/27/23	250,000	251,266
4.900%, 3/27/28	250,000	254,739
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24	500,000	531,204
Athene Holding Ltd.
4.125%, 1/12/28	750,000	719,200
AXIS Specialty Finance LLC
5.875%, 6/1/20	700,000	738,463
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	481,833
Berkshire Hathaway Finance Corp.
1.300%, 8/15/19	355,000	349,142
4.250%, 1/15/21	1,175,000	1,219,129
3.000%, 5/15/22	656,000	657,277
Brighthouse Financial, Inc.
3.700%, 6/22/27§	2,000,000	1,852,964
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	357,042
Chubb INA Holdings, Inc.
5.900%, 6/15/19	1,235,000	1,280,798
2.300%, 11/3/20	665,000	654,731
3.350%, 5/15/24	600,000	598,874
3.150%, 3/15/25	1,000,000	976,708
3.350%, 5/3/26	410,000	403,947
CNA Financial Corp.
5.875%, 8/15/20	902,000	957,452
4.500%, 3/1/26	500,000	518,190
3.450%, 8/15/27	500,000	475,074
Enstar Group Ltd.
4.500%, 3/10/22	250,000	252,377
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	539,586
First American Financial Corp.
4.600%, 11/15/24	500,000	508,275
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	752,940
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20	900,000	944,466
5.125%, 4/15/22	250,000	266,579
Kemper Corp.
4.350%, 2/15/25	355,000	355,258
Lincoln National Corp.
6.250%, 2/15/20	485,000	512,932
4.850%, 6/24/21	334,000	352,204
4.000%, 9/1/23	215,000	221,089
3.625%, 12/12/26	500,000	492,264
Loews Corp.
2.625%, 5/15/23	900,000	871,835
3.750%, 4/1/26	300,000	302,485
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,017,701
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	721,436
Markel Corp.
3.500%, 11/1/27	350,000	336,398
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19	375,000	372,590
4.800%, 7/15/21	600,000	631,064
2.750%, 1/30/22	915,000	900,713
3.500%, 6/3/24	1,000,000	995,748

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Mercury General Corp.
4.400%, 3/15/27	$300,000	$299,758
MetLife, Inc.
4.750%, 2/8/21	1,547,000	1,613,165
3.116%, 12/15/22	1,000,000	992,026
3.600%, 4/10/24	500,000	500,359
3.000%, 3/1/25	500,000	482,139
3.600%, 11/13/25	1,300,000	1,298,913
Series D
4.368%, 9/15/23	667,000	698,038
Montpelier Re Holdings Ltd.
4.700%, 10/15/22	250,000	258,922
Old Republic International Corp.
4.875%, 10/1/24	400,000	423,019
3.875%, 8/26/26	500,000	491,338
PartnerRe Finance B LLC
5.500%, 6/1/20	454,000	476,196
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	331,866
(ICE LIBOR USD 3 Month + 3.04%), 4.700%, 5/15/55(k)	300,000	302,625
Progressive Corp. (The)
3.750%, 8/23/21	219,000	224,560
Protective Life Corp.
7.375%, 10/15/19	550,000	586,472
Prudential Financial, Inc.
7.375%, 6/15/19	916,000	965,058
2.350%, 8/15/19	1,000,000	994,255
5.375%, 6/21/20	1,100,000	1,155,085
4.500%, 11/16/21	1,000,000	1,053,005
3.878%, 3/27/28	1,000,000	1,011,275
(ICE LIBOR USD 3 Month + 3.92%), 5.625%, 6/15/43(k)	1,000,000	1,040,000
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	1,075,000	1,023,938
Reinsurance Group of America, Inc.
6.450%, 11/15/19	369,000	390,354
5.000%, 6/1/21	60,000	62,953
4.700%, 9/15/23	1,000,000	1,052,265
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	246,324
3.450%, 7/1/27	195,000	186,249
Torchmark Corp.
3.800%, 9/15/22	250,000	255,135
Travelers Cos., Inc. (The)
5.900%, 6/2/19	500,000	518,372
Trinity Acquisition plc
3.500%, 9/15/21	250,000	250,865
4.400%, 3/15/26	250,000	255,218
Unum Group
5.625%, 9/15/20	500,000	529,201
3.000%, 5/15/21	160,000	158,818
4.000%, 3/15/24	300,000	305,371
Willis North America, Inc.
3.600%, 5/15/24	550,000	541,608
Willis Towers Watson plc
5.750%, 3/15/21	500,000	532,912
WR Berkley Corp.
5.375%, 9/15/20	100,000	105,206
4.625%, 3/15/22	750,000	785,309
XLIT Ltd.
4.450%, 3/31/25	780,000	791,201

		65,483,195

Thrifts & Mortgage Finance (0.1%)
BPCE SA
2.500%, 7/15/19	1,250,000	1,243,089
2.250%, 1/27/20	500,000	492,865
2.650%, 2/3/21	750,000	739,053
2.750%, 12/2/21	500,000	488,834
4.000%, 4/15/24	1,250,000	1,264,899
3.375%, 12/2/26	500,000	484,217

		4,712,957

Total Financials		1,187,438,880

Health Care (2.8%)
Biotechnology (0.7%)
AbbVie, Inc.
2.500%, 5/14/20	3,500,000	3,456,969
2.300%, 5/14/21	1,450,000	1,412,016
2.900%, 11/6/22	2,519,000	2,457,129
3.200%, 11/6/22	1,000,000	987,169
2.850%, 5/14/23	1,000,000	966,858
3.600%, 5/14/25	3,000,000	2,955,625
3.200%, 5/14/26	1,500,000	1,426,855
Amgen, Inc.
2.200%, 5/22/19	750,000	744,650
4.500%, 3/15/20	315,000	324,302
2.125%, 5/1/20	250,000	245,607
2.200%, 5/11/20	1,100,000	1,082,407
3.450%, 10/1/20	1,312,000	1,324,811
4.100%, 6/15/21	1,000,000	1,028,487
1.850%, 8/19/21	500,000	478,550
2.700%, 5/1/22	500,000	487,804
2.650%, 5/11/22	600,000	584,942
3.625%, 5/15/22	1,094,000	1,107,161
2.250%, 8/19/23	1,150,000	1,084,685
3.625%, 5/22/24	1,750,000	1,754,775
3.125%, 5/1/25	250,000	241,519
2.600%, 8/19/26	1,150,000	1,046,422
3.200%, 11/2/27	1,250,000	1,180,385
Baxalta, Inc.
2.875%, 6/23/20	800,000	794,985
3.600%, 6/23/22	750,000	744,989
4.000%, 6/23/25	800,000	795,477
Biogen, Inc.
2.900%, 9/15/20	1,000,000	993,790
3.625%, 9/15/22	570,000	575,215
4.050%, 9/15/25	570,000	583,581
Celgene Corp.
2.875%, 8/15/20	1,000,000	996,004
3.950%, 10/15/20	1,031,000	1,049,769
2.875%, 2/19/21	230,000	228,343
3.250%, 8/15/22	850,000	838,578
3.550%, 8/15/22	1,000,000	997,622
2.750%, 2/15/23	500,000	479,649
3.250%, 2/20/23	1,250,000	1,227,901
4.000%, 8/15/23	850,000	861,266
3.625%, 5/15/24	2,000,000	1,975,546
3.875%, 8/15/25	1,000,000	990,550
3.450%, 11/15/27	750,000	711,975
3.900%, 2/20/28	1,250,000	1,226,962
Gilead Sciences, Inc.
2.050%, 4/1/19	1,150,000	1,142,916
1.850%, 9/20/19	1,340,000	1,320,227
2.350%, 2/1/20	380,000	376,431
2.550%, 9/1/20	2,250,000	2,227,362
4.400%, 12/1/21	2,187,000	2,282,013
1.950%, 3/1/22(x)	255,000	243,321
3.250%, 9/1/22	835,000	836,859
2.500%, 9/1/23	755,000	726,779
3.700%, 4/1/24	1,000,000	1,015,900
3.650%, 3/1/26	2,500,000	2,505,419

		55,128,557

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
2.350%, 11/22/19	$1,124,000	$1,114,436
2.000%, 3/15/20	500,000	491,012
4.125%, 5/27/20	325,000	333,161
2.800%, 9/15/20	650,000	646,475
2.900%, 11/30/21	1,650,000	1,635,009
2.550%, 3/15/22	750,000	729,575
3.250%, 4/15/23	1,150,000	1,138,445
3.400%, 11/30/23	1,750,000	1,734,185
2.950%, 3/15/25	1,000,000	960,985
3.875%, 9/15/25	490,000	497,423
3.750%, 11/30/26	3,500,000	3,470,343
Baxter International, Inc.
1.700%, 8/15/21	500,000	476,609
2.600%, 8/15/26	500,000	454,045
Becton Dickinson and Co.
2.133%, 6/6/19	1,000,000	986,875
2.675%, 12/15/19	545,000	541,839
2.404%, 6/5/20	435,000	425,386
3.250%, 11/12/20	1,300,000	1,296,490
4.400%, 1/15/21§	190,000	193,857
2.894%, 6/6/22	1,000,000	969,900
3.363%, 6/6/24	1,000,000	962,372
3.734%, 12/15/24	1,857,000	1,821,021
3.700%, 6/6/27	2,250,000	2,170,125
Boston Scientific Corp.
6.000%, 1/15/20	1,100,000	1,153,303
2.850%, 5/15/20	250,000	248,450
3.375%, 5/15/22	250,000	249,098
3.850%, 5/15/25	750,000	755,787
Covidien International Finance SA
4.200%, 6/15/20	700,000	718,818
Danaher Corp.
2.400%, 9/15/20	500,000	495,279
3.350%, 9/15/25	310,000	311,646
Koninklijke Philips NV
3.750%, 3/15/22	406,000	413,395
Medtronic, Inc.
2.500%, 3/15/20	1,170,000	1,163,513
4.450%, 3/15/20	1,794,000	1,845,634
4.125%, 3/15/21	500,000	515,411
3.125%, 3/15/22	150,000	149,780
3.150%, 3/15/22	2,000,000	1,997,243
2.750%, 4/1/23	769,000	750,208
3.625%, 3/15/24	1,000,000	1,014,467
3.500%, 3/15/25	3,000,000	2,999,941
Stryker Corp.
4.375%, 1/15/20	269,000	275,695
2.625%, 3/15/21	750,000	741,316
3.375%, 11/1/25	2,000,000	1,971,178
3.500%, 3/15/26	375,000	371,947
3.650%, 3/7/28	600,000	602,929
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	1,100,000	1,088,862
3.375%, 11/30/21	500,000	497,595
3.150%, 4/1/22	750,000	737,219
3.700%, 3/19/23	575,000	575,888
3.550%, 4/1/25	1,075,000	1,042,599

		45,736,769

Health Care Providers & Services (0.6%)
Aetna, Inc.
2.750%, 11/15/22	1,000,000	962,439
2.800%, 6/15/23	675,000	648,554
3.500%, 11/15/24	500,000	492,384
AmerisourceBergen Corp.
3.400%, 5/15/24	600,000	594,861
3.450%, 12/15/27	400,000	380,668
Anthem, Inc.
4.350%, 8/15/20	1,200,000	1,233,500
2.500%, 11/21/20	235,000	231,035
3.125%, 5/15/22	500,000	493,527
2.950%, 12/1/22	800,000	779,033
3.300%, 1/15/23	150,000	148,617
3.500%, 8/15/24	1,000,000	980,523
3.350%, 12/1/24	500,000	485,439
3.650%, 12/1/27	715,000	690,027
4.101%, 3/1/28	3,000,000	2,997,778
Cardinal Health, Inc.
1.948%, 6/14/19	600,000	593,082
4.625%, 12/15/20	1,000,000	1,035,052
2.616%, 6/15/22	800,000	772,644
3.200%, 3/15/23	1,000,000	982,220
3.079%, 6/15/24	500,000	477,417
3.410%, 6/15/27	1,250,000	1,176,428
Cigna Corp.
5.125%, 6/15/20	682,000	710,084
4.500%, 3/15/21	406,000	419,831
4.000%, 2/15/22	500,000	510,143
3.250%, 4/15/25	1,000,000	953,275
Coventry Health Care, Inc.
5.450%, 6/15/21	650,000	688,188
Dignity Health
2.637%, 11/1/19	425,000	423,125
Express Scripts Holding Co.
2.600%, 11/30/20(x)	750,000	737,549
3.300%, 2/25/21	200,000	200,089
4.750%, 11/15/21	1,350,000	1,407,944
3.900%, 2/15/22	2,156,000	2,182,701
3.050%, 11/30/22	775,000	753,938
3.000%, 7/15/23	1,050,000	1,006,336
3.500%, 6/15/24	1,000,000	978,789
4.500%, 2/25/26	750,000	763,516
Howard Hughes Medical Institute
3.500%, 9/1/23	1,000,000	1,018,677
Humana, Inc.
2.625%, 10/1/19	1,000,000	995,426
2.500%, 12/15/20	175,000	171,883
2.900%, 12/15/22	350,000	341,680
3.950%, 3/15/27	375,000	373,049
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	355,914
3.150%, 5/1/27	375,000	362,106
Laboratory Corp. of America Holdings
4.625%, 11/15/20	1,600,000	1,663,359
3.750%, 8/23/22	56,000	56,918
4.000%, 11/1/23	500,000	511,169
3.250%, 9/1/24	750,000	729,609
McKesson Corp.
2.850%, 3/15/23	1,200,000	1,154,624
3.796%, 3/15/24	1,000,000	995,322
3.950%, 2/16/28	305,000	301,318
Medco Health Solutions, Inc.
4.125%, 9/15/20	275,000	281,365
Merck Sharp & Dohme Corp.
5.000%, 6/30/19	1,150,000	1,183,071
Providence St Joseph Health Obligated Group Series H
2.746%, 10/1/26	400,000	376,573

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Quest Diagnostics, Inc.
2.700%, 4/1/19	$500,000	$499,743
2.500%, 3/30/20	400,000	396,939
4.700%, 4/1/21	100,000	104,636
3.500%, 3/30/25	400,000	397,019
3.450%, 6/1/26	775,000	750,100
UnitedHealth Group, Inc.
2.300%, 12/15/19	500,000	496,311
2.700%, 7/15/20	1,875,000	1,866,602
1.950%, 10/15/20	500,000	487,916
4.700%, 2/15/21	850,000	885,707
2.125%, 3/15/21	500,000	487,445
2.875%, 3/15/22	500,000	494,059
3.350%, 7/15/22	1,000,000	1,002,564
2.375%, 10/15/22	750,000	722,645
2.750%, 2/15/23	1,000,000	976,306
2.875%, 3/15/23	600,000	588,797
3.750%, 7/15/25	2,000,000	2,028,311
3.100%, 3/15/26	500,000	485,557
3.450%, 1/15/27	750,000	740,657
2.950%, 10/15/27	1,000,000	943,978

		53,118,091

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	600,000	625,772
3.875%, 7/15/23	1,094,000	1,112,835
Life Technologies Corp.
6.000%, 3/1/20	1,100,000	1,157,033
5.000%, 1/15/21	125,000	131,295
Thermo Fisher Scientific, Inc.
4.700%, 5/1/20	100,000	103,459
4.500%, 3/1/21	1,000,000	1,039,341
3.600%, 8/15/21	265,000	268,479
3.300%, 2/15/22	875,000	873,890
3.150%, 1/15/23	1,000,000	983,451
3.000%, 4/15/23	355,000	346,000
4.150%, 2/1/24	1,000,000	1,025,755
3.650%, 12/15/25	500,000	498,514
2.950%, 9/19/26	245,000	228,475
3.200%, 8/15/27	1,000,000	948,821

		9,343,120

Pharmaceuticals (0.9%)
Allergan Finance LLC
3.250%, 10/1/22	1,300,000	1,272,052
Allergan Funding SCS
2.450%, 6/15/19	535,000	530,332
3.000%, 3/12/20	2,400,000	2,389,761
3.450%, 3/15/22	2,440,000	2,420,881
3.850%, 6/15/24	1,250,000	1,234,160
3.800%, 3/15/25	3,125,000	3,069,938
Allergan, Inc.
3.375%, 9/15/20	1,000,000	1,000,568
2.800%, 3/15/23	400,000	380,978
AstraZeneca plc
2.375%, 11/16/20	1,500,000	1,476,919
2.375%, 6/12/22	1,000,000	965,447
3.375%, 11/16/25	1,500,000	1,481,335
3.125%, 6/12/27	1,150,000	1,101,237
Bristol-Myers Squibb Co.
2.000%, 8/1/22	656,000	628,917
3.250%, 2/27/27	750,000	738,533
Eli Lilly & Co.
2.350%, 5/15/22	250,000	243,565
2.750%, 6/1/25	1,500,000	1,450,862
3.100%, 5/15/27	622,000	606,002
GlaxoSmithKline Capital plc
2.850%, 5/8/22	2,000,000	1,975,214
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	1,156,000	1,130,398
Johnson & Johnson
1.950%, 11/10/20	250,000	245,678
1.650%, 3/1/21	750,000	728,995
3.550%, 5/15/21	500,000	512,408
2.450%, 12/5/21	1,250,000	1,234,852
2.250%, 3/3/22	1,500,000	1,467,517
2.050%, 3/1/23	750,000	721,523
3.375%, 12/5/23	500,000	509,843
2.625%, 1/15/25	750,000	722,425
2.450%, 3/1/26	750,000	708,491
2.950%, 3/3/27	2,000,000	1,939,267
Merck & Co., Inc.
1.850%, 2/10/20	1,000,000	987,040
3.875%, 1/15/21	1,000,000	1,030,842
2.350%, 2/10/22	1,000,000	979,818
2.400%, 9/15/22	1,200,000	1,171,636
2.800%, 5/18/23	1,700,000	1,673,004
2.750%, 2/10/25	1,000,000	966,833
Mylan NV
2.500%, 6/7/19	735,000	729,574
3.750%, 12/15/20	750,000	755,108
3.150%, 6/15/21	1,750,000	1,726,815
3.950%, 6/15/26	1,750,000	1,696,833
Mylan, Inc.
4.550%, 4/15/28(b)§	500,000	499,958
Novartis Capital Corp.
1.800%, 2/14/20	405,000	398,648
4.400%, 4/24/20	100,000	103,347
2.400%, 5/17/22	750,000	731,795
2.400%, 9/21/22	1,200,000	1,165,963
3.400%, 5/6/24	1,000,000	1,007,520
3.000%, 11/20/25	1,500,000	1,470,543
3.100%, 5/17/27	3,000,000	2,924,675
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	700,000	708,228
Pfizer, Inc.
1.450%, 6/3/19	1,250,000	1,236,357
1.700%, 12/15/19	750,000	741,217
1.950%, 6/3/21	1,250,000	1,221,296
2.200%, 12/15/21	750,000	730,691
3.000%, 6/15/23	1,000,000	995,466
3.400%, 5/15/24	1,500,000	1,512,810
2.750%, 6/3/26	1,000,000	951,669
3.000%, 12/15/26	1,500,000	1,451,075
Sanofi
4.000%, 3/29/21	2,106,000	2,162,957
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19	2,500,000	2,459,605
2.400%, 9/23/21	2,500,000	2,414,154
2.875%, 9/23/23	2,250,000	2,147,199
3.200%, 9/23/26	2,450,000	2,281,606
Zoetis, Inc.
3.450%, 11/13/20	250,000	251,735
3.250%, 2/1/23	1,185,000	1,173,291
4.500%, 11/13/25	750,000	792,881
3.000%, 9/12/27	500,000	471,646

		76,611,933

Total Health Care		239,938,470

Industrials (1.8%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
1.650%, 10/30/20	600,000	584,313
2.125%, 3/1/22(x)	250,000	243,625

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.800%, 3/1/23(x)	$1,000,000	$990,778
1.875%, 6/15/23	300,000	283,450
2.850%, 10/30/24	300,000	293,857
2.600%, 10/30/25	650,000	619,264
2.250%, 6/15/26	300,000	278,668
Embraer Netherlands Finance BV
5.050%, 6/15/25	1,750,000	1,802,500
Embraer Overseas Ltd.
5.696%, 9/16/23§	1,750,000	1,861,562
General Dynamics Corp.
3.875%, 7/15/21	562,000	577,842
2.250%, 11/15/22	1,094,000	1,052,624
1.875%, 8/15/23	650,000	608,929
2.375%, 11/15/24	500,000	477,235
2.125%, 8/15/26	750,000	680,982
Harris Corp.
2.700%, 4/27/20	100,000	99,085
4.400%, 12/15/20	1,000,000	1,032,593
3.832%, 4/27/25	200,000	201,741
Hexcel Corp.
4.700%, 8/15/25	150,000	156,434
3.950%, 2/15/27	350,000	346,869
L3 Technologies, Inc.
5.200%, 10/15/19	1,100,000	1,134,459
4.950%, 2/15/21	1,194,000	1,244,229
3.950%, 5/28/24	206,000	207,604
3.850%, 12/15/26	245,000	243,443
Lockheed Martin Corp.
4.250%, 11/15/19	1,624,000	1,660,225
2.500%, 11/23/20	1,000,000	986,548
3.350%, 9/15/21	500,000	504,343
3.100%, 1/15/23	500,000	497,560
2.900%, 3/1/25	250,000	238,933
3.550%, 1/15/26	1,250,000	1,241,901
Northrop Grumman Corp.
2.080%, 10/15/20	810,000	793,366
3.500%, 3/15/21	31,000	31,441
2.550%, 10/15/22	1,250,000	1,210,841
3.250%, 8/1/23	2,100,000	2,085,032
2.930%, 1/15/25	1,000,000	961,572
3.250%, 1/15/28	1,500,000	1,430,776
Precision Castparts Corp.
2.250%, 6/15/20	750,000	742,890
2.500%, 1/15/23	562,000	546,568
3.250%, 6/15/25	750,000	745,654
Raytheon Co.
4.400%, 2/15/20	1,069,000	1,099,176
3.125%, 10/15/20	1,156,000	1,161,735
2.500%, 12/15/22	500,000	488,441
Rockwell Collins, Inc.
1.950%, 7/15/19	185,000	182,818
5.250%, 7/15/19	235,000	241,984
2.800%, 3/15/22	1,000,000	975,797
3.200%, 3/15/24	1,000,000	973,156
3.500%, 3/15/27	715,000	690,369
Spirit AeroSystems, Inc.
3.850%, 6/15/26	375,000	369,005
Textron, Inc.
3.875%, 3/1/25	285,000	286,097
4.000%, 3/15/26	175,000	176,547
3.650%, 3/15/27	250,000	246,062
United Technologies Corp.
1.500%, 11/1/19	750,000	734,692
4.500%, 4/15/20	1,275,000	1,316,082
1.900%, 5/4/20	750,000	735,308
1.950%, 11/1/21	750,000	718,116
2.300%, 5/4/22	750,000	720,978
3.100%, 6/1/22	1,844,000	1,825,880
2.800%, 5/4/24	500,000	477,734
2.650%, 11/1/26	415,000	380,276
3.125%, 5/4/27	1,250,000	1,183,562

		43,683,551

Air Freight & Logistics (0.1%)
FedEx Corp.
2.300%, 2/1/20	500,000	494,399
2.625%, 8/1/22	276,000	270,804
4.000%, 1/15/24	450,000	465,924
3.200%, 2/1/25	750,000	731,306
3.250%, 4/1/26	500,000	488,288
3.300%, 3/15/27	500,000	488,615
3.400%, 2/15/28	500,000	484,062
United Parcel Service, Inc.
5.125%, 4/1/19	2,100,000	2,157,893
3.125%, 1/15/21	1,675,000	1,688,543
2.050%, 4/1/21	500,000	488,746
2.350%, 5/16/22	600,000	584,773
2.450%, 10/1/22	1,000,000	974,041
2.500%, 4/1/23	750,000	726,697
2.800%, 11/15/24	500,000	479,995
3.050%, 11/15/27	750,000	719,313

		11,243,399

Airlines (0.1%)
Delta Air Lines, Inc.
2.875%, 3/13/20	435,000	430,867
2.600%, 12/4/20	525,000	515,130
3.625%, 3/15/22	700,000	694,330
Southwest Airlines Co.
2.750%, 11/6/19	750,000	746,700
2.650%, 11/5/20	250,000	248,125
2.750%, 11/16/22	250,000	244,850
3.000%, 11/15/26	250,000	236,875
3.450%, 11/16/27	250,000	242,025

		3,358,902

Building Products (0.1%)
Fortune Brands Home & Security, Inc.
3.000%, 6/15/20	300,000	298,755
4.000%, 6/15/25	350,000	358,464
Johnson Controls International plc
5.000%, 3/30/20	919,000	955,115
4.250%, 3/1/21	680,000	699,561
3.625%, 7/2/24(e)	214,000	216,989
Lennox International, Inc.
3.000%, 11/15/23	175,000	170,617
Masco Corp.
3.500%, 4/1/21	1,065,000	1,066,810
4.375%, 4/1/26	810,000	825,188
Owens Corning
4.200%, 12/15/22	1,000,000	1,020,625
4.200%, 12/1/24	300,000	303,375
3.400%, 8/15/26	285,000	272,353

		6,187,852

Commercial Services & Supplies (0.1%)
Pitney Bowes, Inc.
3.625%, 9/15/20	175,000	173,250
4.125%, 5/15/22	350,000	331,205
4.700%, 4/1/23(x)	350,000	327,915
4.625%, 3/15/24(x)	500,000	465,650
Republic Services, Inc.
5.500%, 9/15/19	1,214,000	1,262,702
5.000%, 3/1/20	600,000	623,547
5.250%, 11/15/21	406,000	433,971
3.550%, 6/1/22	1,000,000	1,008,999

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 5/15/23	$1,000,000	$1,057,702
3.375%, 11/15/27	275,000	265,485
Waste Management, Inc.
4.750%, 6/30/20	300,000	311,485
4.600%, 3/1/21	500,000	520,063
2.900%, 9/15/22	500,000	493,433
3.500%, 5/15/24	500,000	502,075
3.125%, 3/1/25	1,000,000	976,641
3.150%, 11/15/27	750,000	710,859

		9,464,982

Construction & Engineering (0.0%)
Fluor Corp.
3.500%, 12/15/24	900,000	907,185

Electrical Equipment (0.1%)
ABB Finance USA, Inc.
2.800%, 4/3/20	225,000	225,215
2.875%, 5/8/22	1,306,000	1,289,628
3.375%, 4/3/23	500,000	504,694
3.800%, 4/3/28	500,000	501,700
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	104,795
Eaton Corp.
2.750%, 11/2/22	1,531,000	1,498,508
3.103%, 9/15/27	500,000	470,942
Emerson Electric Co.
4.875%, 10/15/19	1,200,000	1,235,613
2.625%, 12/1/21	450,000	444,105
2.625%, 2/15/23	256,000	249,181
3.150%, 6/1/25	350,000	344,990
Hubbell, Inc.
3.350%, 3/1/26	750,000	740,286
3.150%, 8/15/27	150,000	143,544
3.500%, 2/15/28	500,000	489,965
Rockwell Automation, Inc.
2.050%, 3/1/20	500,000	492,982
2.875%, 3/1/25	500,000	481,911

		9,218,059

Industrial Conglomerates (0.2%)
3M Co.
1.625%, 6/15/19	1,000,000	987,778
2.000%, 8/7/20	500,000	493,027
1.625%, 9/19/21	500,000	480,608
2.000%, 6/26/22	1,000,000	963,500
2.250%, 3/15/23	355,000	344,329
3.000%, 8/7/25	750,000	741,749
2.250%, 9/19/26	500,000	459,367
2.875%, 10/15/27	500,000	479,928
Carlisle Cos., Inc.
3.500%, 12/1/24	530,000	519,336
General Electric Co.
2.700%, 10/9/22	3,375,000	3,261,596
Honeywell International, Inc.
1.400%, 10/30/19	1,000,000	980,316
1.800%, 10/30/19	935,000	922,334
4.250%, 3/1/21	500,000	520,681
1.850%, 11/1/21	1,000,000	963,179
2.500%, 11/1/26	1,000,000	925,371
Ingersoll-Rand Global Holding Co. Ltd.
2.900%, 2/21/21	1,000,000	994,013
Ingersoll-Rand Luxembourg Finance SA
2.625%, 5/1/20	500,000	495,928
Roper Technologies, Inc.
6.250%, 9/1/19	500,000	523,196
3.000%, 12/15/20	250,000	248,950
2.800%, 12/15/21	250,000	246,493
3.125%, 11/15/22	625,000	618,561
3.850%, 12/15/25	125,000	126,458
3.800%, 12/15/26	285,000	285,311

		16,582,009

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,026,654
2.600%, 6/26/22	844,000	826,235
3.400%, 5/15/24	715,000	717,554
CNH Industrial Capital LLC
3.375%, 7/15/19	385,000	384,037
4.375%, 11/6/20	470,000	477,931
4.875%, 4/1/21(x)	385,000	396,281
3.875%, 10/15/21	310,000	309,814
4.375%, 4/5/22	385,000	391,738
CNH Industrial NV
3.850%, 11/15/27	655,000	634,564
Crane Co.
4.450%, 12/15/23	400,000	412,479
Cummins, Inc.
3.650%, 10/1/23	500,000	516,138
Deere & Co.
4.375%, 10/16/19	658,000	674,768
2.600%, 6/8/22	1,312,000	1,283,180
Dover Corp.
4.300%, 3/1/21	656,000	680,824
3.150%, 11/15/25	250,000	244,441
Flowserve Corp.
4.000%, 11/15/23	700,000	700,866
Fortive Corp.
2.350%, 6/15/21	500,000	486,011
3.150%, 6/15/26	1,500,000	1,438,553
IDEX Corp.
4.200%, 12/15/21	300,000	304,356
Illinois Tool Works, Inc.
6.250%, 4/1/19	600,000	620,659
3.375%, 9/15/21	300,000	304,212
3.500%, 3/1/24	1,000,000	1,018,197
2.650%, 11/15/26	950,000	887,011
Kennametal, Inc.
2.650%, 11/1/19	250,000	248,429
3.875%, 2/15/22	560,000	571,082
Nvent Finance Sarl
3.950%, 4/15/23(b)§	500,000	500,659
Pall Corp.
5.000%, 6/15/20	300,000	313,516
Parker-Hannifin Corp.
3.300%, 11/21/24	600,000	599,210
Stanley Black & Decker, Inc.
2.900%, 11/1/22	994,000	982,544
Trinity Industries, Inc.
4.550%, 10/1/24	450,000	449,437
Wabtec Corp.
3.450%, 11/15/26	500,000	478,540
Xylem, Inc.
3.250%, 11/1/26	570,000	552,486

		19,432,406

Professional Services (0.0%)
Equifax, Inc.
2.300%, 6/1/21	300,000	291,183
3.300%, 12/15/22	461,000	456,541
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	643,069
4.000%, 6/15/25	400,000	405,371

		1,796,164

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	$725,000	$744,990
3.050%, 3/15/22	2,156,000	2,158,808
3.850%, 9/1/23	750,000	773,922
3.750%, 4/1/24	250,000	257,235
3.400%, 9/1/24	500,000	502,891
3.000%, 4/1/25	750,000	731,386
3.650%, 9/1/25	500,000	507,790
3.250%, 6/15/27	400,000	393,206
Canadian National Railway Co.
2.400%, 2/3/20	290,000	288,904
2.950%, 11/21/24	250,000	246,257
Canadian Pacific Railway Co.
7.250%, 5/15/19	645,000	676,002
2.900%, 2/1/25	1,000,000	958,273
CSX Corp.
3.700%, 10/30/20	200,000	203,567
4.250%, 6/1/21	500,000	517,737
3.700%, 11/1/23	1,000,000	1,013,552
3.350%, 11/1/25	500,000	489,046
2.600%, 11/1/26	750,000	686,075
3.250%, 6/1/27	550,000	526,587
JB Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	298,864
Kansas City Southern
3.000%, 5/15/23	121,000	116,879
Norfolk Southern Corp.
5.900%, 6/15/19	1,317,000	1,364,783
2.903%, 2/15/23	1,150,000	1,128,865
2.900%, 6/15/26	500,000	473,134
3.150%, 6/1/27	365,000	348,024
Ryder System, Inc.
2.550%, 6/1/19	310,000	308,797
2.500%, 5/11/20	1,000,000	989,083
2.875%, 9/1/20	250,000	248,793
2.250%, 9/1/21	150,000	145,284
3.450%, 11/15/21	250,000	251,590
2.800%, 3/1/22	150,000	147,253
2.500%, 9/1/22	190,000	183,222
3.400%, 3/1/23	650,000	647,939
Union Pacific Corp.
2.250%, 6/19/20	250,000	247,294
4.000%, 2/1/21	170,000	175,301
2.950%, 1/15/23	500,000	498,178
2.750%, 4/15/23	1,000,000	985,671
3.646%, 2/15/24	500,000	511,629
3.250%, 8/15/25	250,000	248,066
2.750%, 3/1/26	250,000	238,828
3.000%, 4/15/27	1,000,000	964,642

		22,198,347

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.125%, 1/15/20	500,000	491,312
2.500%, 3/1/21	305,000	299,020
3.875%, 4/1/21	125,000	127,169
2.625%, 7/1/22	750,000	722,604
2.750%, 1/15/23	400,000	383,635
4.250%, 9/15/24	1,000,000	1,022,001
3.250%, 3/1/25	3,000,000	2,861,854
BOC Aviation Ltd.
3.000%, 5/23/22(m)	500,000	486,588
GATX Corp.
4.850%, 6/1/21	100,000	104,781
3.250%, 3/30/25	400,000	384,167

		6,883,131

Total Industrials		150,955,987

Information Technology (3.3%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
1.400%, 9/20/19	1,750,000	1,720,598
4.450%, 1/15/20	1,312,000	1,352,577
2.450%, 6/15/20	1,000,000	993,541
2.200%, 2/28/21	1,250,000	1,227,264
2.900%, 3/4/21	570,000	570,424
1.850%, 9/20/21	1,650,000	1,590,042
3.000%, 6/15/22	450,000	451,264
2.600%, 2/28/23	500,000	489,976
2.200%, 9/20/23	750,000	715,738
3.625%, 3/4/24	1,000,000	1,024,103
3.500%, 6/15/25	425,000	429,729
2.950%, 2/28/26	750,000	729,882
2.500%, 9/20/26	1,150,000	1,075,122
Juniper Networks, Inc.
3.300%, 6/15/20	350,000	349,729
4.600%, 3/15/21	62,000	64,380
4.500%, 3/15/24	175,000	179,944
4.350%, 6/15/25	350,000	352,211
Motorola Solutions, Inc.
3.500%, 9/1/21	1,000,000	1,003,865
3.750%, 5/15/22	94,000	94,330
3.500%, 3/1/23	1,000,000	984,283
4.600%, 2/23/28	300,000	301,295

		15,700,297

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	485,076
3.550%, 10/1/27	500,000	475,872
Amphenol Corp.
2.200%, 4/1/20	125,000	122,914
3.125%, 9/15/21	1,000,000	996,503
3.200%, 4/1/24	250,000	243,782
Arrow Electronics, Inc.
3.500%, 4/1/22	1,500,000	1,496,605
3.250%, 9/8/24	300,000	286,000
Avnet, Inc.
5.875%, 6/15/20	500,000	525,890
3.750%, 12/1/21	125,000	125,228
4.625%, 4/15/26	500,000	498,103
Corning, Inc.
4.250%, 8/15/20	274,000	281,597
2.900%, 5/15/22	650,000	641,304
Flex Ltd.
4.750%, 6/15/25	800,000	828,932
FLIR Systems, Inc.
3.125%, 6/15/21	250,000	248,781
Jabil, Inc.
4.700%, 9/15/22	1,000,000	1,032,500
3.950%, 1/12/28	270,000	260,719
Keysight Technologies, Inc.
3.300%, 10/30/19	600,000	601,003
4.550%, 10/30/24	600,000	623,922
4.600%, 4/6/27	465,000	479,132
Tech Data Corp.
3.700%, 2/15/22	500,000	495,107
4.950%, 2/15/27	500,000	500,470
Trimble, Inc.
4.750%, 12/1/24	350,000	369,083
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	338,376

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.700%, 2/15/26	$250,000	$254,143
3.125%, 8/15/27	365,000	350,255

		12,561,297

Internet Software & Services (0.2%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	1,250,000	1,240,190
3.125%, 11/28/21	1,300,000	1,294,488
2.800%, 6/6/23	535,000	517,295
3.600%, 11/28/24(x)	2,500,000	2,477,443
3.400%, 12/6/27	1,780,000	1,685,590
Alphabet, Inc.
3.625%, 5/19/21	950,000	978,133
3.375%, 2/25/24	500,000	506,037
1.998%, 8/15/26	2,000,000	1,819,524
Baidu, Inc.
2.750%, 6/9/19	500,000	498,125
3.000%, 6/30/20	900,000	893,828
3.500%, 11/28/22	500,000	496,250
3.875%, 9/29/23	1,250,000	1,249,400
4.125%, 6/30/25	695,000	696,130
4.375%, 3/29/28	290,000	289,763
eBay, Inc.
2.150%, 6/5/20	290,000	284,574
3.250%, 10/15/20	362,000	363,736
2.875%, 8/1/21	1,150,000	1,139,118
3.800%, 3/9/22	1,250,000	1,270,585
2.600%, 7/15/22	1,100,000	1,065,275
2.750%, 1/30/23	500,000	483,781
3.600%, 6/5/27	750,000	725,197

		19,974,462

IT Services (0.5%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	1,000,000	987,260
3.375%, 9/15/25	500,000	501,439
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	408,298
3.400%, 6/27/26	350,000	337,746
DXC Technology Co.
2.875%, 3/27/20	250,000	248,475
4.250%, 4/15/24	500,000	513,180
Fidelity National Information Services, Inc.
3.625%, 10/15/20	335,000	339,117
2.250%, 8/15/21	795,000	768,878
4.500%, 10/15/22	198,000	206,409
3.500%, 4/15/23	264,000	263,285
3.875%, 6/5/24	271,000	273,502
5.000%, 10/15/25	278,000	298,710
3.000%, 8/15/26	1,250,000	1,173,943
Fiserv, Inc.
2.700%, 6/1/20	1,000,000	995,272
4.750%, 6/15/21	94,000	98,448
3.500%, 10/1/22	500,000	500,099
3.850%, 6/1/25	1,500,000	1,515,417
IBM Credit LLC
1.625%, 9/6/19	400,000	394,725
1.800%, 1/20/21	400,000	388,451
2.650%, 2/5/21	750,000	745,055
2.200%, 9/8/22	400,000	383,841
3.000%, 2/6/23	750,000	741,399
International Business Machines Corp.
1.800%, 5/17/19	1,000,000	992,398
1.900%, 1/27/20	1,500,000	1,479,566
1.625%, 5/15/20	2,200,000	2,149,848
2.250%, 2/19/21	1,000,000	982,213
2.500%, 1/27/22	1,750,000	1,715,349
1.875%, 8/1/22	1,750,000	1,660,386
2.875%, 11/9/22	1,000,000	986,014
3.375%, 8/1/23	1,000,000	1,005,307
3.625%, 2/12/24	1,000,000	1,019,472
3.450%, 2/19/26(x)	1,000,000	998,791
3.300%, 1/27/27	1,095,000	1,081,162
Mastercard, Inc.
2.000%, 11/21/21	500,000	486,264
3.375%, 4/1/24	1,000,000	1,009,198
2.950%, 11/21/26	1,150,000	1,113,626
3.500%, 2/26/28	140,000	141,287
Total System Services, Inc.
3.800%, 4/1/21	250,000	252,566
3.750%, 6/1/23	450,000	451,845
4.800%, 4/1/26	1,000,000	1,055,672
Visa, Inc.
2.200%, 12/14/20	2,500,000	2,460,423
2.150%, 9/15/22	1,195,000	1,150,577
2.800%, 12/14/22	1,750,000	1,723,891
3.150%, 12/14/25	3,450,000	3,372,622
2.750%, 9/15/27	300,000	282,895
Western Union Co. (The)
5.253%, 4/1/20	1,002,000	1,038,810
3.600%, 3/15/22	300,000	299,699

		40,992,830

Semiconductors & Semiconductor Equipment (0.6%)
Altera Corp.
4.100%, 11/15/23	600,000	630,323
Analog Devices, Inc.
2.850%, 3/12/20	280,000	279,461
2.950%, 1/12/21	750,000	747,443
2.500%, 12/5/21	300,000	292,125
2.875%, 6/1/23	250,000	244,244
3.125%, 12/5/23	500,000	488,954
3.900%, 12/15/25	450,000	454,938
3.500%, 12/5/26	500,000	487,328
Applied Materials, Inc.
2.625%, 10/1/20	430,000	428,187
4.300%, 6/15/21	625,000	651,692
Broadcom Corp.
2.375%, 1/15/20	2,500,000	2,464,769
2.200%, 1/15/21	750,000	727,783
3.000%, 1/15/22	2,500,000	2,448,760
2.650%, 1/15/23	750,000	713,996
3.625%, 1/15/24	2,500,000	2,455,095
3.125%, 1/15/25	715,000	670,713
3.875%, 1/15/27	3,250,000	3,159,485
3.500%, 1/15/28	2,000,000	1,878,186
Intel Corp.
1.850%, 5/11/20	800,000	785,538
2.450%, 7/29/20	1,525,000	1,515,085
1.700%, 5/19/21	250,000	242,238
3.300%, 10/1/21	1,257,000	1,276,343
2.350%, 5/11/22	800,000	781,608
3.100%, 7/29/22	600,000	601,577
2.700%, 12/15/22	1,875,000	1,850,108
3.700%, 7/29/25	1,795,000	1,832,101
2.600%, 5/19/26	500,000	469,634
3.150%, 5/11/27	3,250,000	3,173,999
KLA-Tencor Corp.
4.125%, 11/1/21	571,000	589,565
Lam Research Corp.
2.750%, 3/15/20	350,000	348,417
2.800%, 6/15/21	750,000	740,861
3.800%, 3/15/25	350,000	351,281

See Notes to Portfolio of Investments.

23

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Maxim Integrated Products, Inc.
3.375%, 3/15/23	$400,000	$397,300
3.450%, 6/15/27	500,000	485,716
NVIDIA Corp.
2.200%, 9/16/21	395,000	384,528
3.200%, 9/16/26	850,000	817,751
QUALCOMM, Inc.
1.850%, 5/20/19	750,000	744,809
2.100%, 5/20/20	450,000	445,071
2.250%, 5/20/20	1,000,000	990,318
3.000%, 5/20/22	2,500,000	2,462,090
2.600%, 1/30/23	1,850,000	1,767,432
2.900%, 5/20/24	1,000,000	956,137
3.250%, 5/20/27	5,250,000	5,000,126
Texas Instruments, Inc.
1.650%, 8/3/19	350,000	345,591
1.750%, 5/1/20	250,000	245,069
2.750%, 3/12/21	375,000	374,335
1.850%, 5/15/22	500,000	479,581
2.250%, 5/1/23	750,000	722,586
2.625%, 5/15/24	216,000	209,003
2.900%, 11/3/27	355,000	338,286
Xilinx, Inc.
3.000%, 3/15/21	500,000	498,068
2.950%, 6/1/24	650,000	622,465

		52,068,099

Software (0.8%)
Activision Blizzard, Inc.
2.300%, 9/15/21	470,000	454,178
2.600%, 6/15/22	250,000	241,700
3.400%, 9/15/26	600,000	584,864
3.400%, 6/15/27	310,000	300,379
Adobe Systems, Inc.
4.750%, 2/1/20	837,000	867,674
Autodesk, Inc.
3.125%, 6/15/20	600,000	602,649
4.375%, 6/15/25	600,000	618,203
3.500%, 6/15/27	1,000,000	955,463
CA, Inc.
5.375%, 12/1/19	400,000	415,300
3.600%, 8/1/20	300,000	302,940
3.600%, 8/15/22	200,000	201,357
4.700%, 3/15/27	250,000	255,835
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	182,267
Electronic Arts, Inc.
3.700%, 3/1/21	500,000	506,731
4.800%, 3/1/26	600,000	643,256
Microsoft Corp.
4.200%, 6/1/19	736,000	751,453
1.100%, 8/8/19	2,040,000	2,005,695
1.850%, 2/6/20	1,500,000	1,484,575
3.000%, 10/1/20	594,000	599,414
2.000%, 11/3/20	2,250,000	2,210,488
4.000%, 2/8/21	1,000,000	1,035,764
1.550%, 8/8/21	2,350,000	2,254,225
2.400%, 2/6/22	1,000,000	981,711
2.375%, 2/12/22	1,000,000	980,665
2.650%, 11/3/22	1,000,000	986,699
2.125%, 11/15/22(x)	500,000	481,972
2.375%, 5/1/23	1,250,000	1,212,190
2.000%, 8/8/23	1,350,000	1,279,368
3.625%, 12/15/23	2,000,000	2,049,845
2.875%, 2/6/24	335,000	328,872
2.700%, 2/12/25	1,500,000	1,444,694
3.125%, 11/3/25	2,600,000	2,562,482
2.400%, 8/8/26	3,260,000	3,028,802
3.300%, 2/6/27	3,750,000	3,717,233
Oracle Corp.
5.000%, 7/8/19	2,000,000	2,060,230
2.250%, 10/8/19	2,000,000	1,990,346
2.800%, 7/8/21	585,000	582,896
1.900%, 9/15/21	2,755,000	2,660,961
2.500%, 5/15/22	2,000,000	1,957,755
2.500%, 10/15/22	1,875,000	1,825,482
2.625%, 2/15/23	805,000	784,201
3.625%, 7/15/23	1,000,000	1,016,862
2.400%, 9/15/23	1,000,000	955,192
3.400%, 7/8/24	2,000,000	1,998,839
2.950%, 11/15/24	750,000	728,321
2.950%, 5/15/25	3,000,000	2,899,573
2.650%, 7/15/26	2,805,000	2,610,163
3.250%, 11/15/27	3,000,000	2,913,240
VMware, Inc.
2.300%, 8/21/20	460,000	447,249
2.950%, 8/21/22	515,000	493,345
3.900%, 8/21/27	2,050,000	1,940,429

		64,394,027

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.
2.100%, 5/6/19	2,650,000	2,640,721
1.100%, 8/2/19	1,000,000	982,072
1.500%, 9/12/19	750,000	739,306
1.800%, 11/13/19	1,100,000	1,087,353
1.550%, 2/7/20	1,000,000	981,471
1.900%, 2/7/20	750,000	740,811
2.000%, 5/6/20	1,000,000	987,103
1.800%, 5/11/20	1,000,000	982,919
2.000%, 11/13/20	1,000,000	980,752
2.250%, 2/23/21	2,250,000	2,215,268
2.850%, 5/6/21	935,000	935,609
1.550%, 8/4/21	1,400,000	1,341,464
2.150%, 2/9/22	1,000,000	971,454
2.500%, 2/9/22	750,000	738,139
2.300%, 5/11/22	1,000,000	974,331
2.700%, 5/13/22	1,000,000	989,344
2.100%, 9/12/22	750,000	721,477
2.400%, 1/13/23	1,000,000	971,359
2.850%, 2/23/23	1,250,000	1,239,297
2.400%, 5/3/23	4,707,000	4,552,215
3.000%, 2/9/24	495,000	488,005
3.450%, 5/6/24	4,000,000	4,032,232
2.850%, 5/11/24	750,000	730,887
2.750%, 1/13/25	750,000	722,813
2.500%, 2/9/25	1,000,000	948,012
3.250%, 2/23/26	2,255,000	2,221,745
2.450%, 8/4/26	1,675,000	1,550,217
3.350%, 2/9/27	1,500,000	1,480,343
3.200%, 5/11/27	923,000	900,670
3.000%, 6/20/27	2,060,000	1,982,538
2.900%, 9/12/27	1,500,000	1,426,925
3.000%, 11/13/27	2,250,000	2,153,827
Dell International LLC
3.480%, 6/1/19§	3,075,000	3,089,411
4.420%, 6/15/21§	3,750,000	3,846,827
5.450%, 6/15/23§	3,075,000	3,258,478
6.020%, 6/15/26§	3,905,000	4,195,697
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	1,350,000	1,360,706
4.400%, 10/15/22	1,500,000	1,553,170
4.900%, 10/15/25	3,000,000	3,115,054
HP, Inc.
3.750%, 12/1/20	41,000	41,548
4.050%, 9/15/22	1,000,000	1,031,020

See Notes to Portfolio of Investments.

24

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NetApp, Inc.
2.000%, 9/27/19	$200,000	$196,806
3.375%, 6/15/21	550,000	553,560
3.300%, 9/29/24	500,000	485,073
Seagate HDD Cayman
4.250%, 3/1/22§	350,000	346,089
4.875%, 3/1/24(x)§	300,000	300,361
Xerox Corp.
5.625%, 12/15/19	639,000	663,868
2.800%, 5/15/20	750,000	740,867
3.500%, 8/20/20	250,000	250,104
4.500%, 5/15/21	185,000	189,198
3.625%, 3/15/23	1,000,000	976,410
3.800%, 5/15/24(x)	750,000	736,634

		71,341,560

Total Information Technology		277,032,572

Materials (0.8%)
Chemicals (0.6%)
Agrium, Inc.
3.150%, 10/1/22	131,000	129,887
3.500%, 6/1/23	1,000,000	1,001,781
Air Products & Chemicals, Inc.
4.375%, 8/21/19	439,000	449,241
2.750%, 2/3/23	1,000,000	986,170
3.350%, 7/31/24	750,000	755,550
Airgas, Inc.
3.650%, 7/15/24	450,000	455,785
Albemarle Corp.
4.150%, 12/1/24	250,000	258,166
Braskem Finance Ltd.
6.450%, 2/3/24	1,250,000	1,358,125
Cabot Corp.
3.700%, 7/15/22	500,000	505,547
Celanese US Holdings LLC
5.875%, 6/15/21	370,000	397,572
4.625%, 11/15/22	450,000	469,575
Dow Chemical Co. (The)
8.550%, 5/15/19	2,642,000	2,801,800
4.250%, 11/15/20	1,984,000	2,037,336
4.125%, 11/15/21	100,000	102,665
3.000%, 11/15/22	1,000,000	981,935
Eastman Chemical Co.
2.700%, 1/15/20	1,000,000	992,493
3.600%, 8/15/22	1,125,000	1,129,793
3.800%, 3/15/25	1,000,000	1,008,464
Ecolab, Inc.
2.250%, 1/12/20	400,000	395,998
4.350%, 12/8/21	1,106,000	1,154,004
3.250%, 1/14/23	500,000	498,445
2.700%, 11/1/26	215,000	201,071
EI du Pont de Nemours & Co.
2.200%, 5/1/20	2,167,000	2,136,511
3.625%, 1/15/21	1,700,000	1,725,855
2.800%, 2/15/23(x)	1,000,000	976,336
FMC Corp.
4.100%, 2/1/24	1,500,000	1,525,200
LYB International Finance BV
4.000%, 7/15/23	1,100,000	1,118,614
LyondellBasell Industries NV
5.000%, 4/15/19	1,004,000	1,019,160
6.000%, 11/15/21	1,800,000	1,947,345
Methanex Corp.
3.250%, 12/15/19	220,000	218,892
4.250%, 12/1/24	650,000	644,983
Monsanto Co.
2.750%, 7/15/21	750,000	737,755
Mosaic Co. (The)
3.250%, 11/15/22	500,000	489,775
4.250%, 11/15/23(x)	1,000,000	1,019,870
4.050%, 11/15/27	750,000	728,276
NewMarket Corp.
4.100%, 12/15/22	167,000	171,925
Potash Corp. of Saskatchewan, Inc.
6.500%, 5/15/19	860,000	890,753
4.875%, 3/30/20	194,000	199,979
3.625%, 3/15/24	500,000	497,918
4.000%, 12/15/26	500,000	503,102
PPG Industries, Inc.
3.600%, 11/15/20	350,000	355,876
3.200%, 3/15/23	650,000	650,717
Praxair, Inc.
4.500%, 8/15/19	800,000	819,054
2.250%, 9/24/20	500,000	492,715
4.050%, 3/15/21	500,000	515,175
3.000%, 9/1/21	600,000	600,265
2.200%, 8/15/22	450,000	434,206
2.700%, 2/21/23	500,000	488,581
3.200%, 1/30/26	350,000	344,813
RPM International, Inc.
6.125%, 10/15/19	700,000	731,169
3.750%, 3/15/27	350,000	341,371
Sherwin-Williams Co. (The)
7.250%, 6/15/19	439,000	461,149
2.250%, 5/15/20	1,000,000	982,095
4.200%, 1/15/22	200,000	205,672
2.750%, 6/1/22	1,250,000	1,216,602
3.125%, 6/1/24	575,000	556,445
3.950%, 1/15/26	500,000	506,135
3.450%, 6/1/27	750,000	718,356
Westlake Chemical Corp.
4.875%, 5/15/23	500,000	512,264
3.600%, 8/15/26	500,000	483,935

		46,040,247

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
4.250%, 7/2/24	285,000	291,898
3.450%, 6/1/27	321,000	307,694
3.500%, 12/15/27	500,000	477,542
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,304,026
3.900%, 4/1/27	130,000	127,192

		2,508,352

Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19	471,000	494,110
3.100%, 9/15/26	500,000	466,313
International Paper Co.
7.500%, 8/15/21	106,000	120,121
4.750%, 2/15/22	194,000	203,830
3.650%, 6/15/24	1,900,000	1,891,658
Packaging Corp. of America
2.450%, 12/15/20	285,000	280,137
3.900%, 6/15/22	500,000	510,318
4.500%, 11/1/23	200,000	208,904
3.650%, 9/15/24	1,000,000	1,003,342
3.400%, 12/15/27	360,000	345,163
WestRock Co.
3.000%, 9/15/24§	500,000	477,895
3.750%, 3/15/25(b)§	500,000	498,648
4.000%, 3/15/28(b)§	500,000	500,421

See Notes to Portfolio of Investments.

25

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
WestRock RKT Co.
4.900%, 3/1/22	$1,500,000	$1,577,385

		8,578,245

Metals & Mining (0.1%)
Barrick North America Finance LLC
4.400%, 5/30/21	409,000	425,062
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	682,000	677,004
Goldcorp, Inc.
3.625%, 6/9/21	330,000	332,206
3.700%, 3/15/23	600,000	595,408
Newmont Mining Corp.
3.500%, 3/15/22	1,156,000	1,153,150
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	517,929
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25	1,000,000	1,012,917
Rio Tinto Finance USA plc
2.875%, 8/21/22(x)	24,000	24,001
Southern Copper Corp.
5.375%, 4/16/20	253,000	263,753
3.500%, 11/8/22	244,000	243,390
3.875%, 4/23/25	300,000	301,125
Vale Overseas Ltd.
4.375%, 1/11/22(x)	337,000	343,959
6.250%, 8/10/26	1,250,000	1,395,688
Yamana Gold, Inc.
4.950%, 7/15/24	250,000	258,647
4.625%, 12/15/27§	400,000	393,655

		7,937,894

Paper & Forest Products (0.0%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,061,699
Fibria Overseas Finance Ltd.
4.000%, 1/14/25	1,000,000	965,000
5.500%, 1/17/27	625,000	645,937

		3,672,636

Total Materials		68,737,374

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)
2.750%, 1/15/20	250,000	248,954
3.900%, 6/15/23	1,000,000	1,010,582
3.450%, 4/30/25	750,000	725,051
American Campus Communities Operating Partnership LP (REIT)
3.350%, 10/1/20	600,000	600,692
3.750%, 4/15/23	500,000	500,474
3.625%, 11/15/27	200,000	190,496
American Tower Corp. (REIT)
5.050%, 9/1/20	1,058,000	1,102,549
3.300%, 2/15/21	1,750,000	1,749,678
3.450%, 9/15/21	1,000,000	1,001,522
2.250%, 1/15/22	1,250,000	1,194,430
4.700%, 3/15/22	500,000	520,963
3.500%, 1/31/23	1,150,000	1,142,153
3.000%, 6/15/23	500,000	481,887
5.000%, 2/15/24	1,000,000	1,051,950
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20	1,000,000	1,015,737
2.950%, 9/15/22	500,000	490,386
4.200%, 12/15/23	100,000	103,898
3.500%, 11/15/25	250,000	247,118
2.950%, 5/11/26	1,000,000	948,343
2.900%, 10/15/26	250,000	235,429
3.350%, 5/15/27	175,000	169,888
Boston Properties LP (REIT)
5.875%, 10/15/19	200,000	207,664
5.625%, 11/15/20	2,015,000	2,133,515
3.850%, 2/1/23	500,000	509,598
3.125%, 9/1/23	1,000,000	979,595
3.200%, 1/15/25	1,750,000	1,682,493
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	250,000	252,327
3.950%, 11/15/27	300,000	288,792
Brixmor Operating Partnership LP (REIT)
3.875%, 8/15/22	475,000	475,750
3.250%, 9/15/23	750,000	720,394
3.650%, 6/15/24	300,000	291,628
3.850%, 2/1/25	355,000	345,809
4.125%, 6/15/26	275,000	269,072
3.900%, 3/15/27	250,000	238,322
Camden Property Trust (REIT)
2.950%, 12/15/22	1,150,000	1,131,372
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	500,000	501,587
Columbia Property Trust Operating Partnership LP (REIT)
4.150%, 4/1/25	250,000	247,724
3.650%, 8/15/26	250,000	236,008
Corporate Office Properties LP (REIT)
3.700%, 6/15/21	750,000	751,940
3.600%, 5/15/23	200,000	195,992
5.000%, 7/1/25	100,000	104,388
Crown Castle International Corp. (REIT)
3.400%, 2/15/21	555,000	556,394
2.250%, 9/1/21	1,000,000	962,208
5.250%, 1/15/23	1,000,000	1,060,343
3.150%, 7/15/23	1,970,000	1,907,641
3.200%, 9/1/24	500,000	477,503
4.450%, 2/15/26	2,165,000	2,199,711
3.700%, 6/15/26	165,000	159,154
3.650%, 9/1/27	750,000	715,554
CubeSmart LP (REIT)
4.375%, 12/15/23	485,000	502,415
3.125%, 9/1/26	250,000	230,127
DCT Industrial Operating Partnership LP (REIT)
4.500%, 10/15/23	125,000	126,990
DDR Corp. (REIT)
4.625%, 7/15/22	1,000,000	1,038,596
3.625%, 2/1/25	216,000	208,131
4.700%, 6/1/27(x)	165,000	168,012
Digital Realty Trust LP (REIT)
5.875%, 2/1/20	1,000,000	1,044,713
3.400%, 10/1/20	500,000	503,797
5.250%, 3/15/21	500,000	528,929
2.750%, 2/1/23	175,000	167,507
3.700%, 8/15/27	1,500,000	1,443,896
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	721,796
3.375%, 12/15/27	500,000	476,834

See Notes to Portfolio of Investments.

26

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
EPR Properties (REIT)
5.750%, 8/15/22	$250,000	$267,435
4.500%, 4/1/25	350,000	350,574
4.750%, 12/15/26	250,000	249,703
4.500%, 6/1/27	450,000	439,218
ERP Operating LP (REIT)
2.375%, 7/1/19	800,000	796,267
4.750%, 7/15/20	450,000	467,965
3.000%, 4/15/23	1,000,000	983,486
3.375%, 6/1/25	1,000,000	986,110
3.250%, 8/1/27	355,000	341,805
Essex Portfolio LP (REIT)
3.250%, 5/1/23	1,000,000	984,255
3.500%, 4/1/25	650,000	634,503
3.375%, 4/15/26	250,000	240,333
Federal Realty Investment Trust (REIT)
3.250%, 7/15/27	500,000	477,348
Government Properties Income Trust (REIT)
3.750%, 8/15/19	500,000	501,770
HCP, Inc. (REIT)
2.625%, 2/1/20	656,000	648,481
5.375%, 2/1/21	1,690,000	1,784,521
3.150%, 8/1/22	250,000	246,376
4.250%, 11/15/23	1,070,000	1,089,023
3.875%, 8/15/24	1,000,000	994,267
3.400%, 2/1/25	500,000	482,115
4.000%, 6/1/25	350,000	349,864
Healthcare Trust of America Holdings LP (REIT)
3.375%, 7/15/21	350,000	350,363
2.950%, 7/1/22	250,000	243,926
3.700%, 4/15/23	250,000	249,182
3.500%, 8/1/26	185,000	176,517
Hospitality Properties Trust (REIT)
4.250%, 2/15/21	350,000	356,213
4.500%, 6/15/23	1,000,000	1,021,580
5.250%, 2/15/26	350,000	363,922
4.950%, 2/15/27	540,000	547,328
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	988,391
Series C
4.750%, 3/1/23	1,100,000	1,137,712
Series E
4.000%, 6/15/25	310,000	306,423
Kilroy Realty LP (REIT)
3.800%, 1/15/23	450,000	454,860
3.450%, 12/15/24	350,000	339,638
4.375%, 10/1/25	400,000	408,544
Kimco Realty Corp. (REIT)
6.875%, 10/1/19	439,000	463,814
3.400%, 11/1/22	500,000	497,851
3.125%, 6/1/23	1,000,000	975,916
2.700%, 3/1/24	250,000	235,670
3.300%, 2/1/25	610,000	579,262
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	233,680
Liberty Property LP (REIT)
4.750%, 10/1/20	389,000	404,222
4.125%, 6/15/22	1,094,000	1,124,416
3.750%, 4/1/25	100,000	99,201
3.250%, 10/1/26	300,000	283,100
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	385,109
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	476,112
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	179,851
3.750%, 6/15/24	450,000	448,062
4.000%, 11/15/25	350,000	348,979
3.600%, 6/1/27	500,000	483,118
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22	250,000	251,893
3.300%, 4/15/23	700,000	687,498
3.900%, 6/15/24	500,000	502,190
4.000%, 11/15/25	200,000	198,769
3.600%, 12/15/26	250,000	241,700
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	1,075,000	1,070,424
4.500%, 1/15/25	450,000	439,672
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	247,420
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	510,087
Prologis LP (REIT)
4.250%, 8/15/23	100,000	104,586
3.750%, 11/1/25	445,000	451,108
Public Storage (REIT)
2.370%, 9/15/22	250,000	240,037
3.094%, 9/15/27	300,000	287,944
Realty Income Corp. (REIT)
3.250%, 10/15/22	844,000	834,713
4.650%, 8/1/23	1,000,000	1,047,904
3.875%, 4/15/25	750,000	747,373
4.125%, 10/15/26	725,000	731,974
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	345,506
4.125%, 3/15/28	500,000	501,026
Sabra Health Care LP (REIT)
5.500%, 2/1/21	500,000	509,850
Select Income REIT (REIT)
4.250%, 5/15/24	1,100,000	1,073,183
Senior Housing Properties Trust (REIT)
3.250%, 5/1/19	850,000	850,543
4.750%, 2/15/28	500,000	488,572
Simon Property Group LP (REIT)
2.500%, 9/1/20	500,000	494,314
4.375%, 3/1/21	1,095,000	1,134,609
2.350%, 1/30/22	500,000	484,152
2.625%, 6/15/22	500,000	487,473
2.750%, 6/1/23	600,000	582,318
3.750%, 2/1/24	1,000,000	1,014,839
3.500%, 9/1/25	500,000	492,918
3.250%, 11/30/26	500,000	481,096
3.375%, 6/15/27(x)	1,750,000	1,689,677
3.375%, 12/1/27	750,000	718,215
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22	300,000	292,496
SL Green Realty Corp. (REIT)
4.500%, 12/1/22	150,000	153,996
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	272,995
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	456,926

See Notes to Portfolio of Investments.

27

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
UDR, Inc. (REIT)
3.700%, 10/1/20	$1,500,000	$1,521,887
4.000%, 10/1/25	250,000	253,045
2.950%, 9/1/26	125,000	116,650
3.500%, 7/1/27	350,000	338,064
Series 0001
4.625%, 1/10/22	200,000	208,356
Ventas Realty LP (REIT)
2.700%, 4/1/20	1,050,000	1,039,569
4.250%, 3/1/22	662,000	680,833
3.100%, 1/15/23	500,000	490,126
3.125%, 6/15/23	600,000	586,669
3.750%, 5/1/24	50,000	50,150
3.250%, 10/15/26	800,000	749,742
VEREIT Operating Partnership LP (REIT)
4.125%, 6/1/21	320,000	326,454
4.600%, 2/6/24	400,000	405,141
4.875%, 6/1/26	485,000	487,930
3.950%, 8/15/27	320,000	299,654
Vornado Realty LP (REIT)
3.500%, 1/15/25	550,000	533,443
Washington REIT (REIT)
3.950%, 10/15/22	150,000	152,497
Weingarten Realty Investors (REIT)
3.375%, 10/15/22	600,000	597,450
Welltower, Inc. (REIT)
4.125%, 4/1/19	500,000	503,818
6.125%, 4/15/20	385,000	407,303
4.950%, 1/15/21	1,000,000	1,046,759
4.500%, 1/15/24	1,000,000	1,044,256
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23	1,000,000	1,051,080
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	307,325
4.000%, 2/1/25	300,000	293,786
4.250%, 10/1/26	400,000	395,461

		103,982,226

Real Estate Management & Development (0.0%)
American Homes 4 Rent LP
4.250%, 2/15/28	500,000	490,852
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,574,784
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27§	500,000	481,000

		2,546,636

Total Real Estate		106,528,862

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
5.875%, 10/1/19	800,000	834,214
3.200%, 3/1/22	835,000	828,992
3.800%, 3/1/24	1,000,000	1,000,205
4.450%, 4/1/24	1,500,000	1,546,548
3.400%, 8/14/24	2,500,000	2,517,053
3.950%, 1/15/25	1,000,000	998,686
3.400%, 5/15/25	4,000,000	3,841,656
4.125%, 2/17/26	2,750,000	2,740,280
4.250%, 3/1/27	2,500,000	2,517,716
3.900%, 8/14/27	2,500,000	2,507,729
4.100%, 2/15/28§	9,453,000	9,418,133
4.300%, 2/15/30§	8,159,000	8,088,590
Deutsche Telekom International Finance BV
6.000%, 7/8/19	100,000	103,930
Emirates Telecommunications Group Co. PJSC
2.375%, 6/18/19(m)	1,000,000	991,250
3.500%, 6/18/24(m)	1,000,000	991,250
Orange SA
5.375%, 7/8/19	500,000	515,220
1.625%, 11/3/19(x)	1,000,000	979,093
4.125%, 9/14/21	1,000,000	1,034,903
Telefonica Emisiones SAU
5.877%, 7/15/19	570,000	590,830
5.134%, 4/27/20	629,000	653,315
5.462%, 2/16/21	2,456,000	2,607,042
4.570%, 4/27/23	500,000	524,281
4.103%, 3/8/27	440,000	439,464
Telefonos de Mexico SAB de CV
5.500%, 11/15/19	600,000	622,674
TELUS Corp.
2.800%, 2/16/27	400,000	370,376
Verizon Communications, Inc.
3.450%, 3/15/21	1,600,000	1,615,486
4.600%, 4/1/21	1,800,000	1,875,763
1.750%, 8/15/21	1,550,000	1,477,078
3.000%, 11/1/21	625,000	618,854
3.500%, 11/1/21	1,000,000	1,006,027
3.125%, 3/16/22	1,250,000	1,237,455
2.450%, 11/1/22	1,406,000	1,351,881
5.150%, 9/15/23	6,000,000	6,482,750
4.150%, 3/15/24	2,000,000	2,050,479
3.500%, 11/1/24	1,750,000	1,732,445
3.376%, 2/15/25	1,000,000	979,628
2.625%, 8/15/26	2,265,000	2,067,294
4.125%, 3/16/27	2,250,000	2,276,404

		72,034,974

Wireless Telecommunication Services (0.1%)
America Movil SAB de CV
5.000%, 3/30/20	1,460,000	1,506,457
3.125%, 7/16/22	1,200,000	1,181,532
Rogers Communications, Inc.
3.000%, 3/15/23	750,000	739,608
3.625%, 12/15/25	500,000	501,346
2.900%, 11/15/26	500,000	473,025
Vodafone Group plc
5.450%, 6/10/19	1,526,000	1,573,808
2.500%, 9/26/22	700,000	672,472
2.950%, 2/19/23	1,306,000	1,271,182

		7,919,430

Total Telecommunication Services		79,954,404

Utilities (1.5%)
Electric Utilities (1.0%)
AEP Texas, Inc.
2.400%, 10/1/22	350,000	339,255
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	241,409
Alabama Power Co.
Series 17A
2.450%, 3/30/22	500,000	487,478
American Electric Power Co., Inc.
2.150%, 11/13/20	180,000	176,056
3.200%, 11/13/27	400,000	379,804
Series F
2.950%, 12/15/22	150,000	147,506

See Notes to Portfolio of Investments.

28

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Appalachian Power Co.
3.400%, 6/1/25	$350,000	$346,778
Arizona Public Service Co.
3.150%, 5/15/25	200,000	196,303
2.950%, 9/15/27	350,000	333,513
Avangrid, Inc.
3.150%, 12/1/24	500,000	482,846
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	643,230
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	244,392
Series Z
2.400%, 9/1/26	250,000	230,824
Cleco Corporate Holdings LLC
3.743%, 5/1/26	750,000	709,899
Commonwealth Edison Co.
4.000%, 8/1/20	431,000	441,093
3.400%, 9/1/21	250,000	252,870
Series 122
2.950%, 8/15/27	500,000	478,408
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	156,000	151,175
Series A
3.200%, 3/15/27	250,000	244,357
DTE Electric Co.
3.650%, 3/15/24	245,000	252,258
Duke Energy Carolinas LLC
4.300%, 6/15/20	250,000	257,628
2.500%, 3/15/23	500,000	486,114
2.950%, 12/1/26	1,000,000	965,311
Duke Energy Corp.
5.050%, 9/15/19	655,000	673,526
1.800%, 9/1/21	750,000	713,754
2.400%, 8/15/22	300,000	287,643
3.050%, 8/15/22	1,100,000	1,083,691
3.750%, 4/15/24	350,000	350,255
3.150%, 8/15/27	750,000	707,559
Duke Energy Florida LLC
2.100%, 12/15/19	183,750	182,717
3.200%, 1/15/27	650,000	634,827
Duke Energy Indiana LLC
3.750%, 7/15/20	1,062,000	1,083,420
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	513,179
3.800%, 9/1/23	1,000,000	1,026,931
Edison International
2.125%, 4/15/20	550,000	540,238
2.400%, 9/15/22	400,000	381,420
2.950%, 3/15/23	300,000	290,241
4.125%, 3/15/28	500,000	503,128
Emera US Finance LP
2.150%, 6/15/19	335,000	331,014
2.700%, 6/15/21	500,000	488,599
3.550%, 6/15/26	665,000	636,106
Enel Americas SA
4.000%, 10/25/26	165,000	160,669
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,000,000	1,018,532
3.700%, 6/1/24	1,000,000	1,018,601
3.500%, 4/1/26	300,000	298,146
Entergy Corp.
5.125%, 9/15/20	787,000	819,768
4.000%, 7/15/22	1,000,000	1,017,912
2.950%, 9/1/26	300,000	280,119
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	456,414
Eversource Energy
4.500%, 11/15/19	419,000	429,456
2.500%, 3/15/21	500,000	492,630
Series H
3.150%, 1/15/25	150,000	146,132
Series K
2.750%, 3/15/22	1,000,000	985,078
Series L
2.900%, 10/1/24	500,000	480,101
Series M
3.300%, 1/15/28	500,000	477,654
Exelon Corp.
2.850%, 6/15/20	750,000	743,667
5.150%, 12/1/20	600,000	625,820
2.450%, 4/15/21	330,000	321,240
3.497%, 6/1/22	1,000,000	989,782
3.950%, 6/15/25	750,000	751,977
3.400%, 4/15/26	500,000	482,514
FirstEnergy Corp.
Series A
2.850%, 7/15/22	450,000	436,396
Series B
4.250%, 3/15/23	675,000	684,467
3.900%, 7/15/27	625,000	612,546
Florida Power & Light Co.
2.750%, 6/1/23	250,000	243,701
Fortis, Inc.
2.100%, 10/4/21	465,000	444,832
3.055%, 10/4/26	750,000	693,665
Georgia Power Co.
4.250%, 12/1/19	307,000	313,870
2.000%, 3/30/20	300,000	294,932
2.400%, 4/1/21	350,000	342,856
2.850%, 5/15/22	750,000	734,417
3.250%, 4/1/26	350,000	338,937
3.250%, 3/30/27	500,000	481,788
Series C
2.000%, 9/8/20	205,000	200,283
Great Plains Energy, Inc.
4.850%, 6/1/21	62,000	64,792
Gulf Power Co.
Series A
3.300%, 5/30/27	250,000	242,649
Hydro-Quebec
Series HY
8.400%, 1/15/22	125,000	146,140
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	490,779
ITC Holdings Corp.
2.700%, 11/15/22§	400,000	388,691
3.650%, 6/15/24	325,000	325,032
3.250%, 6/30/26	300,000	287,075
3.350%, 11/15/27§	400,000	380,859
Kansas City Power & Light Co.
3.150%, 3/15/23	250,000	245,867
3.650%, 8/15/25	500,000	500,017
Series 09A
7.150%, 4/1/19	500,000	520,557
LG&E & KU Energy LLC
3.750%, 11/15/20	500,000	510,896
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	304,103
3.100%, 5/1/27	1,000,000	965,336
Mississippi Power Co.
3.950%, 3/30/28(x)	250,000	251,650

See Notes to Portfolio of Investments.

29

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NextEra Energy Capital Holdings, Inc.
2.300%, 4/1/19	$165,000	$163,953
2.400%, 9/15/19	500,000	495,610
2.700%, 9/15/19	350,000	348,401
4.500%, 6/1/21	1,000,000	1,031,883
2.800%, 1/15/23	400,000	389,134
3.550%, 5/1/27	1,500,000	1,457,653
Northern States Power Co.
2.200%, 8/15/20	250,000	246,307
2.150%, 8/15/22	700,000	675,627
NSTAR Electric Co.
2.375%, 10/15/22	1,000,000	961,071
3.200%, 5/15/27	500,000	488,684
Oncor Electric Delivery Co. LLC
7.000%, 9/1/22	750,000	861,543
Pacific Gas & Electric Co.
3.500%, 10/1/20	1,344,000	1,351,645
3.250%, 6/15/23	250,000	247,232
3.750%, 2/15/24	450,000	451,448
3.400%, 8/15/24	500,000	489,398
3.500%, 6/15/25	250,000	243,971
2.950%, 3/1/26	500,000	466,926
3.300%, 3/15/27	500,000	477,457
PacifiCorp
2.950%, 2/1/22	500,000	500,166
3.600%, 4/1/24	600,000	611,844
PECO Energy Co.
2.375%, 9/15/22	500,000	485,657
3.150%, 10/15/25	700,000	686,502
Pinnacle West Capital Corp.
2.250%, 11/30/20	115,000	112,383
PNM Resources, Inc.
3.250%, 3/9/21	250,000	249,676
Portland General Electric Co.
6.100%, 4/15/19	373,000	386,125
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	302,041
PPL Capital Funding, Inc.
4.200%, 6/15/22	1,078,000	1,117,962
3.500%, 12/1/22	1,000,000	1,006,801
3.400%, 6/1/23	250,000	249,624
3.100%, 5/15/26	500,000	473,293
Progress Energy, Inc.
4.400%, 1/15/21	156,000	160,204
3.150%, 4/1/22	1,250,000	1,235,591
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	35,995
3.200%, 11/15/20	150,000	151,146
2.250%, 9/15/22	500,000	485,313
Public Service Electric & Gas Co.
1.900%, 3/15/21	175,000	169,410
2.375%, 5/15/23	500,000	480,337
2.250%, 9/15/26	450,000	410,412
Southern California Edison Co.
3.875%, 6/1/21	381,000	390,566
1.845%, 2/1/22	114,286	111,854
Series A
2.900%, 3/1/21	500,000	499,913
Series B
2.400%, 2/1/22	200,000	193,586
3.650%, 3/1/28	750,000	750,978
Series C
3.500%, 10/1/23	200,000	202,028
Southern Co. (The)
1.850%, 7/1/19	685,000	676,344
2.150%, 9/1/19	1,200,000	1,188,677
2.750%, 6/15/20	500,000	496,759
2.350%, 7/1/21	1,500,000	1,457,500
2.950%, 7/1/23	575,000	558,515
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	500,000	469,066
Southwestern Public Service Co.
3.300%, 6/15/24	300,000	297,372
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	575,191
UIL Holdings Corp.
4.625%, 10/1/20	500,000	518,218
Union Electric Co.
3.500%, 4/15/24	500,000	507,375
2.950%, 6/15/27	500,000	477,656
Virginia Electric & Power Co.
5.000%, 6/30/19	665,000	682,263
3.450%, 2/15/24	1,000,000	1,007,467
Series A
3.150%, 1/15/26	715,000	693,744
3.500%, 3/15/27	750,000	739,172
3.800%, 4/1/28	500,000	504,443
Series B
2.950%, 11/15/26	500,000	474,642
Series C
2.750%, 3/15/23	1,400,000	1,374,152
Westar Energy, Inc.
2.550%, 7/1/26	350,000	327,673
Wisconsin Electric Power Co.
2.950%, 9/15/21	725,000	725,642
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	339,235
Xcel Energy, Inc.
4.700%, 5/15/20	756,000	777,596
2.400%, 3/15/21	500,000	490,293
2.600%, 3/15/22	500,000	486,760
3.300%, 6/1/25	500,000	491,031
3.350%, 12/1/26	500,000	486,912

		81,491,148

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	297,120
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	592,000	610,584
3.550%, 4/1/23	750,000	753,072
4.000%, 4/1/28	500,000	502,677
Dominion Energy Gas Holdings LLC
2.800%, 11/15/20	1,000,000	990,291
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	997,217
5.200%, 7/15/25	1,000,000	1,050,048
3.950%, 9/15/27	300,000	290,833
Southern California Gas Co.
3.150%, 9/15/24	550,000	546,450
Series TT
2.600%, 6/15/26	500,000	470,056
Southern Natural Gas Co. LLC
4.400%, 6/15/21	150,000	156,216

		6,664,564

Independent Power and Renewable Electricity Producers (0.1%)
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	405,500
Exelon Generation Co. LLC
5.200%, 10/1/19	1,000,000	1,030,468
2.950%, 1/15/20	250,000	248,938

See Notes to Portfolio of Investments.

30

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
PSEG Power LLC
5.125%, 4/15/20	$650,000	$674,608
3.000%, 6/15/21	650,000	640,941
Southern Power Co.
4.150%, 12/1/25	500,000	512,659
Series 15B
2.375%, 6/1/20	250,000	246,524
Series D
1.950%, 12/15/19	500,000	491,713
Series E
2.500%, 12/15/21	500,000	486,171

		4,737,522

Multi-Utilities (0.3%)
Ameren Corp.
2.700%, 11/15/20	250,000	247,031
Ameren Illinois Co.
2.700%, 9/1/22	500,000	489,093
Berkshire Hathaway Energy Co.
2.400%, 2/1/20	750,000	741,614
2.375%, 1/15/21§	235,000	231,266
2.800%, 1/15/23§	415,000	406,200
3.750%, 11/15/23	1,100,000	1,121,508
Black Hills Corp.
4.250%, 11/30/23	600,000	625,378
3.950%, 1/15/26	350,000	353,712
CMS Energy Corp.
5.050%, 3/15/22	1,000,000	1,061,063
3.000%, 5/15/26	210,000	198,593
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	600,000	621,679
4.450%, 6/15/20	500,000	518,332
Series B
3.125%, 11/15/27	300,000	291,983
Consolidated Edison, Inc.
2.000%, 5/15/21	315,000	304,454
Series A
2.000%, 3/15/20	125,000	122,982
Consumers Energy Co.
6.700%, 9/15/19	1,002,000	1,057,734
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	755,525
Dominion Energy, Inc.
2.962%, 7/1/19(e)	250,000	249,582
5.200%, 8/15/19	316,000	324,714
2.500%, 12/1/19	1,212,000	1,199,450
2.579%, 7/1/20	455,000	449,275
4.104%, 4/1/21(e)	800,000	811,897
3.625%, 12/1/24	1,250,000	1,236,254
Series B
1.600%, 8/15/19	350,000	343,948
2.750%, 1/15/22	500,000	487,467
Series C
2.000%, 8/15/21	300,000	285,859
Series D
2.850%, 8/15/26(x)	450,000	416,794
DTE Energy Co.
1.500%, 10/1/19	250,000	244,050
2.400%, 12/1/19	350,000	345,622
2.850%, 10/1/26	750,000	692,484
3.800%, 3/15/27	500,000	494,771
Series B
3.300%, 6/15/22	300,000	298,712
Series C
3.500%, 6/1/24	1,000,000	992,000
NiSource, Inc.
2.650%, 11/17/22	185,000	179,525
3.490%, 5/15/27	1,250,000	1,208,538
Public Service Enterprise Group, Inc.
2.650%, 11/15/22	1,000,000	970,042
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,618,663
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	467,518
Series NNN
3.600%, 9/1/23	1,650,000	1,677,276
Sempra Energy
1.625%, 10/7/19	350,000	343,116
2.400%, 2/1/20	325,000	321,529
2.850%, 11/15/20	300,000	297,818
2.875%, 10/1/22	563,000	550,443
2.900%, 2/1/23	165,000	161,817
3.550%, 6/15/24	250,000	248,762
3.750%, 11/15/25	300,000	298,528
3.250%, 6/15/27	500,000	475,241
Southern Co. Gas Capital Corp.
3.500%, 9/15/21	750,000	752,111
2.450%, 10/1/23	650,000	617,577
3.250%, 6/15/26	530,000	507,654
TECO Finance, Inc.
5.150%, 3/15/20	622,000	644,011
WEC Energy Group, Inc.
2.450%, 6/15/20	250,000	247,292
3.550%, 6/15/25	250,000	248,315

		29,856,802

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	823,392
3.400%, 3/1/25	400,000	399,085

		1,222,477

Total Utilities		123,972,513

Total Corporate Bonds		2,869,228,159

Foreign Government Securities (2.5%)
Canadian Government Bond
2.000%, 11/15/22	3,170,000	3,077,455
Export Development Canada
1.750%, 8/19/19	3,000,000	2,974,664
1.000%, 9/13/19	750,000	735,311
1.625%, 1/17/20	2,250,000	2,218,103
1.500%, 5/26/21	1,000,000	966,245
1.375%, 10/21/21	1,000,000	956,264
2.000%, 5/17/22(x)	500,000	486,036
2.500%, 1/24/23	2,000,000	1,995,829
2.750%, 3/15/23	1,000,000	999,884
Export-Import Bank of Korea
2.375%, 8/12/19	1,250,000	1,239,994
2.125%, 1/25/20	1,000,000	982,424
5.125%, 6/29/20	500,000	520,326
2.500%, 11/1/20	950,000	932,990
4.000%, 1/29/21	1,500,000	1,528,933
4.375%, 9/15/21	200,000	206,641
2.750%, 1/25/22	1,000,000	976,421
5.000%, 4/11/22	500,000	528,621
3.000%, 11/1/22	950,000	929,495
4.000%, 1/14/24	500,000	510,760
2.875%, 1/21/25	1,500,000	1,423,695
3.250%, 11/10/25	1,000,000	967,284
2.625%, 5/26/26	2,000,000	1,843,467
2.375%, 4/21/27	1,500,000	1,342,039

See Notes to Portfolio of Investments.

31

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FMS Wertmanagement AoeR
1.000%, 8/16/19	$2,250,000	$2,207,574
1.750%, 1/24/20	2,000,000	1,974,579
1.750%, 3/17/20	1,250,000	1,232,343
1.375%, 6/8/21	1,500,000	1,441,167
2.750%, 3/6/23	1,100,000	1,094,801
Iraq Government AID Bond
2.149%, 1/18/22	665,000	651,290
Japan Bank for International Cooperation
1.750%, 5/29/19	2,500,000	2,479,410
2.250%, 2/24/20	1,000,000	991,671
2.125%, 6/1/20	710,000	700,686
2.125%, 7/21/20	250,000	246,316
2.125%, 11/16/20	1,100,000	1,080,550
1.500%, 7/21/21	1,500,000	1,433,423
2.000%, 11/4/21	665,000	643,323
2.500%, 6/1/22	770,000	754,915
2.375%, 7/21/22	250,000	243,736
2.375%, 11/16/22	945,000	919,843
3.375%, 7/31/23	2,000,000	2,033,926
2.125%, 2/10/25	1,500,000	1,409,755
2.750%, 1/21/26	1,000,000	975,437
2.375%, 4/20/26	2,000,000	1,894,546
1.875%, 7/21/26(x)	1,500,000	1,361,633
2.250%, 11/4/26	1,000,000	931,013
2.875%, 6/1/27	3,000,000	2,922,262
2.750%, 11/16/27	475,000	457,238
Japan Finance Organization for Municipalities
4.000%, 1/13/21	700,000	719,358
Japan International Cooperation Agency
2.750%, 4/27/27(x)	690,000	664,629
Kingdom of Jordan
3.000%, 6/30/25	5,000,000	5,053,000
Province of Alberta Canada
1.900%, 12/6/19	2,000,000	1,977,814
2.200%, 7/26/22(x)	1,500,000	1,455,633
3.300%, 3/15/28	1,250,000	1,244,429
Province of British Columbia
2.650%, 9/22/21	2,000,000	1,993,007
2.000%, 10/23/22	1,300,000	1,252,036
2.250%, 6/2/26	1,000,000	939,542
Province of Manitoba
1.750%, 5/30/19	1,000,000	991,745
2.125%, 5/4/22	2,000,000	1,936,397
2.100%, 9/6/22	1,468,000	1,415,431
3.050%, 5/14/24	1,000,000	999,864
2.125%, 6/22/26	1,000,000	918,395
Province of New Brunswick Canada
2.500%, 12/12/22	250,000	244,308
Province of Ontario
1.650%, 9/27/19	1,300,000	1,283,831
4.000%, 10/7/19	500,000	510,997
4.400%, 4/14/20	4,000,000	4,141,733
1.875%, 5/21/20	2,500,000	2,461,203
2.550%, 2/12/21	2,650,000	2,635,800
2.400%, 2/8/22	2,500,000	2,447,880
2.450%, 6/29/22(x)	1,700,000	1,662,279
3.200%, 5/16/24	2,500,000	2,512,025
2.500%, 4/27/26	2,000,000	1,900,957
Province of Quebec
3.500%, 7/29/20	1,700,000	1,732,207
2.750%, 8/25/21	2,100,000	2,093,797
2.375%, 1/31/22	2,500,000	2,456,572
2.625%, 2/13/23	2,531,000	2,498,567
2.875%, 10/16/24	1,000,000	987,643
2.500%, 4/20/26	1,000,000	952,671
2.750%, 4/12/27(x)	1,750,000	1,690,176
Republic of Chile
2.250%, 10/30/22	245,000	235,323
3.125%, 1/21/26(x)	3,512,000	3,446,150
3.240%, 2/6/28	1,500,000	1,470,000
Republic of Colombia
4.375%, 7/12/21	2,350,000	2,435,187
2.625%, 3/15/23(x)	1,200,000	1,147,500
4.000%, 2/26/24	2,000,000	2,018,500
4.500%, 1/28/26(x)	1,000,000	1,036,250
3.875%, 4/25/27	2,250,000	2,219,063
Republic of Hungary
6.375%, 3/29/21	3,000,000	3,270,000
5.375%, 2/21/23	1,000,000	1,080,000
5.375%, 3/25/24	3,000,000	3,270,000
Republic of Indonesia
2.950%, 1/11/23	1,250,000	1,206,625
3.500%, 1/11/28	1,000,000	955,000
Republic of Italy
6.875%, 9/27/23	2,000,000	2,339,057
Republic of Korea
7.125%, 4/16/19	1,796,000	1,875,372
3.875%, 9/11/23	250,000	258,061
2.750%, 1/19/27	1,750,000	1,659,218
Republic of Panama
5.200%, 1/30/20	1,143,000	1,190,149
4.000%, 9/22/24	890,000	912,250
3.750%, 3/16/25	3,000,000	3,018,000
Republic of Peru
4.125%, 8/25/27	1,000,000	1,046,000
Republic of Philippines
6.500%, 1/20/20	312,000	331,500
4.000%, 1/15/21	5,750,000	5,879,375
4.200%, 1/21/24	2,400,000	2,495,040
3.000%, 2/1/28	1,150,000	1,095,375
Republic of Poland
6.375%, 7/15/19	2,798,000	2,930,905
5.125%, 4/21/21	1,500,000	1,595,625
5.000%, 3/23/22	2,062,000	2,203,763
3.000%, 3/17/23	1,750,000	1,734,687
4.000%, 1/22/24	2,250,000	2,340,000
3.250%, 4/6/26	1,500,000	1,488,750
Republic of Uruguay
8.000%, 11/18/22	1,000,000	1,162,500
4.500%, 8/14/24	500,000	526,250
4.375%, 10/27/27	2,500,000	2,587,500
State of Israel
4.000%, 6/30/22	1,000,000	1,033,750
3.150%, 6/30/23	500,000	498,125
2.875%, 3/16/26	1,500,000	1,440,000
3.250%, 1/17/28	750,000	728,438
Svensk Exportkredit AB
1.250%, 4/12/19	2,000,000	1,978,345
1.875%, 6/17/19	1,000,000	993,969
1.125%, 8/28/19	1,000,000	982,188
1.750%, 5/18/20	1,500,000	1,473,909
1.875%, 6/23/20	750,000	738,502
2.375%, 3/9/22	1,000,000	981,829
2.000%, 8/30/22	250,000	242,214
2.875%, 3/14/23	1,500,000	1,499,607

See Notes to Portfolio of Investments.

32

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Ukraine Government AID Bonds
1.847%, 5/29/20	$3,755,000	$3,708,063
1.471%, 9/29/21	1,000,000	962,500
United Mexican States
3.500%, 1/21/21	2,000,000	2,030,000
3.625%, 3/15/22	7,000,000	7,115,500
3.600%, 1/30/25	2,000,000	1,974,000
4.125%, 1/21/26(x)	1,865,000	1,893,907
4.150%, 3/28/27(x)	2,745,000	2,761,470
3.750%, 1/11/28	855,000	826,358

Total Foreign Government Securities		208,519,893

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	2,322
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	4,000	4,947
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	4,000	4,257
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	2,000	2,137
6.395%, 1/1/40	4,000	5,424
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	5,354
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,607
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	8,000	9,927
City of New York, General Obligation Bonds, Series 2009-A1
5.206%, 10/1/31	4,000	4,620
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	155,000	161,501
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	4,000	4,233
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	5,926
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	277,899
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	4,000	5,469
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995%, 7/1/20	750,000	754,245
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	2,000	2,485
7.055%, 4/1/57	4,000	4,797
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B
4.053%, 7/1/26	1,000,000	1,037,310
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/23	1,000,000	833,570
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	4,000	4,687
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,261
5.561%, 12/1/49	3,000	3,864
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,807
7.043%, 4/1/50	4,000	5,968
South Carolina Public Service Authority, South Carolina St Public Service Authority Revenue for Issues Dated Prior To 12/21/10 See 837147 Taxable, Obligs, Series D
2.388%, 12/1/23	1,000,000	944,600
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	350,000	339,160
State of California, California St Taxable, General Obligation Bonds
2.367%, 4/1/22	1,000,000	989,280
State of California, Various Purposes, General Obligation Bonds, Series 2009
6.200%, 10/1/19	400,000	421,956
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,393

See Notes to Portfolio of Investments.

33

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
State of Wisconsin, Revenue Bonds,
3.154%, 5/1/27	$1,300,000	$1,279,577
University of California
3.063%, 7/1/25	500,000	496,965

Total Municipal Bonds		7,623,548

Supranational (3.0%)
African Development Bank
1.000%, 5/15/19	2,000,000	1,968,228
1.375%, 2/12/20	1,000,000	977,586
1.875%, 3/16/20	2,500,000	2,463,593
2.625%, 3/22/21	1,375,000	1,372,559
1.250%, 7/26/21	1,000,000	955,510
2.125%, 11/16/22	250,000	242,245
Asian Development Bank
1.000%, 8/16/19	1,000,000	981,541
1.750%, 1/10/20	5,000,000	4,940,458
1.500%, 1/22/20	1,000,000	983,492
1.375%, 3/23/20	650,000	636,400
1.625%, 8/26/20(x)	1,000,000	979,006
2.250%, 1/20/21(x)	2,445,000	2,421,887
1.625%, 3/16/21	2,000,000	1,943,322
1.750%, 6/8/21	3,250,000	3,161,417
2.125%, 11/24/21(x)	1,500,000	1,470,568
2.000%, 2/16/22	3,000,000	2,919,573
1.875%, 2/18/22	3,000,000	2,908,408
2.750%, 3/17/23	2,125,000	2,123,693
2.000%, 1/22/25	3,000,000	2,806,132
2.000%, 4/24/26	1,000,000	934,962
1.750%, 8/14/26	1,000,000	913,057
2.625%, 1/12/27	2,500,000	2,440,630
2.500%, 11/2/27	2,500,000	2,409,927
2.750%, 1/19/28	1,000,000	984,053
Corp. Andina de Fomento
8.125%, 6/4/19	1,229,000	1,306,224
2.200%, 7/18/20	1,250,000	1,233,525
4.375%, 6/15/22	1,500,000	1,569,458
Council of Europe Development Bank
1.500%, 5/17/19	750,000	742,722
1.750%, 11/14/19	1,500,000	1,484,124
1.875%, 1/27/20	750,000	742,513
1.625%, 3/10/20	1,000,000	984,200
2.625%, 2/13/23	450,000	446,069
European Bank for Reconstruction & Development
1.750%, 6/14/19	2,000,000	1,986,590
0.875%, 7/22/19	200,000	200,297
1.750%, 11/26/19	1,000,000	989,870
1.625%, 5/5/20	3,000,000	2,947,290
1.875%, 2/23/22	1,000,000	967,045
2.125%, 3/7/22	5,500,000	5,379,927
2.750%, 3/7/23	750,000	749,888
European Investment Bank
1.250%, 5/15/19	4,000,000	3,952,216
1.750%, 6/17/19	5,000,000	4,964,218
1.125%, 8/15/19	1,000,000	983,142
1.250%, 12/16/19	3,000,000	2,940,482
1.625%, 3/16/20	4,000,000	3,934,059
1.750%, 5/15/20(x)	2,000,000	1,969,520
1.375%, 6/15/20(x)	5,000,000	4,876,027
1.625%, 8/14/20	4,200,000	4,110,470
2.875%, 9/15/20	2,750,000	2,770,014
1.625%, 12/15/20	1,000,000	974,385
4.000%, 2/16/21	2,200,000	2,282,538
2.000%, 3/15/21	4,000,000	3,925,741
2.500%, 4/15/21	2,000,000	1,990,610
2.375%, 5/13/21	3,000,000	2,973,703
1.625%, 6/15/21	4,000,000	3,870,954
1.375%, 9/15/21	3,500,000	3,347,314
2.250%, 3/15/22(x)	2,500,000	2,452,322
2.250%, 8/15/22(x)	3,000,000	2,934,553
2.500%, 3/15/23	6,355,000	6,260,097
3.250%, 1/29/24	3,100,000	3,161,954
2.500%, 10/15/24	1,000,000	977,792
1.875%, 2/10/25(x)	3,000,000	2,812,865
2.125%, 4/13/26	2,000,000	1,888,242
2.375%, 5/24/27(x)	1,000,000	954,746
Inter-American Development Bank
1.000%, 5/13/19	2,000,000	1,970,755
3.875%, 9/17/19	1,000,000	1,021,258
1.250%, 10/15/19	1,000,000	982,853
1.750%, 10/15/19	5,000,000	4,951,743
3.875%, 2/14/20	3,349,000	3,436,384
1.625%, 5/12/20	3,300,000	3,243,104
1.875%, 6/16/20	1,500,000	1,480,449
1.375%, 7/15/20(x)	5,000,000	4,874,426
2.125%, 11/9/20	3,100,000	3,066,497
1.875%, 3/15/21	1,150,000	1,125,556
1.250%, 9/14/21	1,000,000	953,166
2.125%, 1/18/22	1,000,000	978,675
1.750%, 9/14/22	2,500,000	2,395,030
2.500%, 1/18/23	3,500,000	3,455,805
3.000%, 2/21/24	2,000,000	2,017,404
2.125%, 1/15/25	2,000,000	1,888,818
2.000%, 6/2/26	1,050,000	981,472

See Notes to Portfolio of Investments.

34

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
International Bank for Reconstruction & Development
0.875%, 8/15/19	$3,000,000	$2,940,650
1.875%, 10/7/19	2,500,000	2,481,097
1.125%, 11/27/19	3,000,000	2,938,461
1.375%, 3/30/20	3,000,000	2,937,162
1.875%, 4/21/20	3,000,000	2,964,843
1.125%, 8/10/20	2,500,000	2,421,429
1.625%, 9/4/20	3,985,000	3,902,064
2.125%, 11/1/20	2,150,000	2,127,620
1.625%, 3/9/21	4,000,000	3,890,782
1.375%, 5/24/21	4,000,000	3,850,215
2.250%, 6/24/21	3,000,000	2,964,729
1.375%, 9/20/21	3,000,000	2,872,386
2.125%, 12/13/21	5,000,000	4,902,318
2.000%, 1/26/22	3,500,000	3,412,282
1.625%, 2/10/22	3,000,000	2,882,773
1.875%, 10/7/22	1,000,000	962,800
7.625%, 1/19/23	1,000,000	1,216,204
2.125%, 2/13/23	1,319,000	1,279,486
1.750%, 4/19/23	1,000,000	951,239
2.500%, 11/25/24	3,500,000	3,425,583
2.125%, 3/3/25	450,000	429,169
2.500%, 7/29/25	3,000,000	2,925,471
1.875%, 10/27/26	2,000,000	1,840,640
International Finance Corp.
1.750%, 9/16/19	2,500,000	2,476,785
1.625%, 7/16/20	1,500,000	1,470,571
2.250%, 1/25/21	2,000,000	1,981,418
1.125%, 7/20/21(x)	1,250,000	1,190,204
2.000%, 10/24/22	750,000	725,751
2.125%, 4/7/26	2,000,000	1,888,481
Nordic Investment Bank
2.500%, 4/28/20	500,000	500,908
1.625%, 11/20/20(x)	495,000	482,884
2.250%, 2/1/21(x)	1,500,000	1,485,078
1.250%, 8/2/21(x)	2,000,000	1,908,840
2.125%, 2/1/22	1,000,000	977,878
North American Development Bank
2.400%, 10/26/22	1,150,000	1,106,728

Total Supranational		252,514,277

U.S. Government Agency Securities (2.6%)
FFCB
1.030%, 4/5/19	1,000,000	990,316
1.170%, 5/16/19	500,000	495,068
1.500%, 12/19/19	1,000,000	988,097
1.550%, 5/8/20	500,000	492,004
1.680%, 10/13/20	1,000,000	982,838
2.350%, 2/12/21	500,000	499,021
1.620%, 4/20/21	1,000,000	976,885
1.500%, 7/6/21	1,000,000	966,166
1.950%, 11/2/21	1,000,000	978,516
1.680%, 1/5/22	1,000,000	963,784
FHLB
1.375%, 5/28/19	1,840,000	1,822,388
1.625%, 6/14/19	3,000,000	2,979,460
0.875%, 8/5/19	5,000,000	4,911,324
1.000%, 9/26/19	3,000,000	2,944,058
1.375%, 11/15/19(x)	8,495,000	8,375,932
2.125%, 2/11/20(x)	500,000	497,980
1.875%, 3/13/20	2,000,000	1,982,795
4.125%, 3/13/20	4,000,000	4,136,122
2.375%, 3/30/20	5,000,000	4,999,545
1.750%, 7/13/20	1,500,000	1,477,972
1.830%, 7/29/20	1,000,000	988,127
1.800%, 8/28/20	1,500,000	1,478,042
1.950%, 11/5/20	5,000,000	4,931,276
1.870%, 2/10/21	1,500,000	1,480,032
1.375%, 2/18/21(x)	3,150,000	3,056,811
1.750%, 3/12/21	2,000,000	1,961,465
1.125%, 7/14/21	10,000,000	9,573,398
1.875%, 11/29/21	5,000,000	4,890,918
2.160%, 8/17/22	2,750,000	2,701,785
2.510%, 12/29/22	2,000,000	1,979,078
2.875%, 9/13/24	2,000,000	2,015,399
5.500%, 7/15/36	3,000	3,995
FHLMC
1.750%, 5/30/19	3,000,000	2,983,954
1.250%, 7/26/19	2,000,000	1,977,418
2.000%, 7/30/19	600,000	599,456
1.250%, 8/1/19	3,500,000	3,454,963
1.375%, 8/15/19	1,000,000	988,173
1.300%, 8/28/19	2,000,000	1,976,367
1.250%, 10/2/19	7,500,000	7,389,799
1.625%, 10/25/19	500,000	495,896
1.500%, 1/17/20	3,000,000	2,958,003
1.800%, 4/13/20	500,000	493,689
1.375%, 5/1/20	7,350,000	7,208,307
1.625%, 9/29/20(x)	1,630,000	1,598,863
1.875%, 11/17/20	1,000,000	986,384
2.250%, 11/24/20	7,500,000	7,457,574
1.330%, 12/30/20	1,000,000	968,975
2.375%, 2/16/21	2,000,000	1,994,998
1.930%, 8/27/21	1,000,000	978,554
2.375%, 1/13/22	7,947,000	7,894,773
2.753%, 1/30/23	2,500,000	2,479,888

See Notes to Portfolio of Investments.

35

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
1.750%, 6/20/19	$5,000,000	$4,972,179
1.250%, 6/28/19	1,000,000	988,266
1.075%, 7/11/19	500,000	493,531
0.875%, 8/2/19	5,000,000	4,910,265
1.250%, 8/23/19	1,000,000	987,527
1.000%, 8/28/19	5,000,000	4,914,205
1.750%, 9/12/19	5,500,000	5,462,301
(Zero Coupon), 10/9/19	4,000,000	3,853,308
1.000%, 10/24/19	4,750,000	4,658,516
1.650%, 1/27/20	1,000,000	988,313
1.500%, 2/28/20	3,500,000	3,446,396
1.500%, 6/22/20	2,500,000	2,454,104
1.500%, 11/30/20	2,817,000	2,752,060
1.875%, 12/28/20	1,313,000	1,294,415
2.200%, 1/27/21	2,000,000	1,985,055
1.375%, 2/26/21(x)	3,000,000	2,911,595
1.250%, 5/6/21	5,000,000	4,824,476
1.250%, 8/17/21	5,000,000	4,797,274
1.375%, 10/7/21	2,000,000	1,924,198
2.000%, 1/5/22	5,000,000	4,897,225
1.875%, 4/5/22	1,000,000	975,056
2.625%, 9/6/24(x)	2,500,000	2,476,686
2.125%, 4/24/26	8,165,000	7,724,027
1.875%, 9/24/26	2,000,000	1,843,656
Tennessee Valley Authority
2.250%, 3/15/20	1,000,000	998,680
3.875%, 2/15/21	2,830,000	2,941,094
1.875%, 8/15/22	1,000,000	970,154
2.875%, 9/15/24	2,400,000	2,418,496
2.875%, 2/1/27	1,000,000	992,600

Total U.S. Government Agency Securities		217,262,289

U.S. Treasury Obligations (51.0%)
U.S. Treasury Bonds
8.125%, 8/15/19	212,000	229,008
8.500%, 2/15/20	187,000	208,580
8.750%, 8/15/20	1,880,000	2,156,859
7.125%, 2/15/23	4,312,000	5,210,825
U.S. Treasury Notes
0.875%, 4/15/19	60,000,000	59,213,088
1.250%, 4/30/19	52,000,000	51,492,693
1.625%, 4/30/19	43,000,000	42,754,135
0.875%, 5/15/19	22,500,000	22,177,991
3.125%, 5/15/19	24,454,000	24,702,839
1.250%, 5/31/19	25,000,000	24,735,107
1.500%, 5/31/19	25,000,000	24,806,640
0.875%, 6/15/19	15,000,000	14,767,749
1.000%, 6/30/19	2,600,000	2,561,432
1.625%, 6/30/19	5,000,000	4,965,454
0.875%, 7/31/19	1,500,000	1,474,116
1.375%, 7/31/19	45,000,000	44,515,944
1.625%, 7/31/19	40,000,000	39,701,172
3.625%, 8/15/19	20,086,000	20,463,986
1.625%, 8/31/19	22,500,000	22,313,452
1.000%, 9/30/19	10,000,000	9,821,045
1.750%, 9/30/19	27,000,000	26,808,970
1.250%, 10/31/19	14,000,000	13,785,078
1.500%, 10/31/19	35,000,000	34,592,407
3.375%, 11/15/19	223,000	226,972
1.000%, 11/30/19	20,000,000	19,593,164
1.500%, 11/30/19	35,000,000	34,571,215
1.375%, 12/15/19	2,500,000	2,462,732
1.125%, 12/31/19	55,000,000	53,944,044
1.625%, 12/31/19	35,000,000	34,621,461
1.375%, 1/15/20	20,000,000	19,689,454
1.250%, 1/31/20	40,000,000	39,270,508
1.375%, 1/31/20	55,000,000	54,135,251
1.375%, 2/15/20	40,000,000	39,335,744
3.625%, 2/15/20	20,355,000	20,853,539
1.250%, 2/29/20	2,500,000	2,451,977
1.375%, 2/29/20	40,000,000	39,325,976
1.625%, 3/15/20	20,000,000	19,746,484
1.125%, 3/31/20	7,500,000	7,328,906
1.375%, 3/31/20	25,000,000	24,551,513
1.500%, 4/15/20	20,000,000	19,681,836
1.125%, 4/30/20	2,000,000	1,951,895
1.375%, 4/30/20	50,000,000	49,049,315
3.500%, 5/15/20	30,524,000	31,258,783
1.375%, 5/31/20	16,061,000	15,739,623
1.500%, 5/31/20	50,000,000	49,132,325
1.500%, 6/15/20	10,000,000	9,824,902
1.625%, 6/30/20	30,000,000	29,541,210
1.500%, 7/15/20	35,000,000	34,351,611
1.500%, 8/15/20	2,500,000	2,452,222
2.625%, 8/15/20	33,187,000	33,397,336
1.375%, 8/31/20	35,000,000	34,202,588
2.125%, 8/31/20	36,000,000	35,810,158
1.375%, 9/30/20	48,000,000	46,863,283
2.000%, 9/30/20	1,100,000	1,090,569
1.375%, 10/31/20	15,000,000	14,628,662
2.625%, 11/15/20	44,196,000	44,468,773
1.625%, 11/30/20	50,000,000	49,043,455
2.000%, 11/30/20	1,000,000	990,410
1.750%, 12/31/20	20,000,000	19,668,946
2.375%, 12/31/20	16,000,000	15,999,688
1.375%, 1/31/21	45,000,000	43,753,271
2.125%, 1/31/21	41,000,000	40,705,714
3.625%, 2/15/21	47,140,000	48,758,137
1.125%, 2/28/21	75,000,000	72,330,323
2.000%, 2/28/21	1,000,000	988,935
1.250%, 3/31/21	45,000,000	43,513,771
2.250%, 3/31/21	1,100,000	1,095,263
1.375%, 4/30/21	50,000,000	48,472,655
3.125%, 5/15/21	19,069,000	19,466,209
1.375%, 5/31/21	7,500,000	7,259,327

See Notes to Portfolio of Investments.

36

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
1.125%, 6/30/21	$57,000,000	$54,679,923
1.125%, 7/31/21	55,000,000	52,682,371
2.250%, 7/31/21	15,000,000	14,906,397
2.125%, 8/15/21	50,062,000	49,512,980
1.125%, 8/31/21	45,000,000	43,040,916
2.000%, 8/31/21	20,000,000	19,699,024
1.125%, 9/30/21	40,000,000	38,210,156
2.125%, 9/30/21	22,500,000	22,241,383
1.250%, 10/31/21	42,500,000	40,730,275
2.000%, 10/31/21	25,000,000	24,597,167
2.000%, 11/15/21	37,978,000	37,363,824
1.750%, 11/30/21	65,000,000	63,340,088
1.500%, 1/31/22	80,000,000	77,098,440
1.875%, 1/31/22	35,000,000	34,207,715
2.000%, 2/15/22	35,162,000	34,534,991
1.750%, 2/28/22	25,000,000	24,312,012
1.875%, 2/28/22	30,000,000	29,300,097
1.750%, 3/31/22	25,000,000	24,293,700
1.875%, 3/31/22	36,500,000	35,628,489
1.750%, 4/30/22	5,000,000	4,853,418
1.875%, 4/30/22	25,000,000	24,380,860
1.750%, 5/15/22	17,936,000	17,406,328
1.750%, 5/31/22	25,000,000	24,244,873
1.875%, 5/31/22	15,000,000	14,625,586
1.750%, 6/30/22	12,500,000	12,114,503
1.875%, 7/31/22	30,000,000	29,195,214
2.000%, 7/31/22	22,000,000	21,531,211
1.625%, 8/15/22	56,428,800	54,338,068
1.625%, 8/31/22	22,000,000	21,170,059
1.875%, 8/31/22	35,000,000	34,042,967
1.750%, 9/30/22	30,000,000	28,997,754
1.875%, 10/31/22	12,500,000	12,143,799
1.625%, 11/15/22	35,304,700	33,894,581
2.000%, 11/30/22	15,000,000	14,641,407
2.125%, 12/31/22	2,000,000	1,961,562
1.750%, 1/31/23	52,500,000	50,574,830
2.375%, 1/31/23	27,000,000	26,779,834
2.000%, 2/15/23	53,530,900	52,159,171
1.500%, 2/28/23	49,000,000	46,601,200
1.500%, 3/31/23	58,000,000	55,100,000
1.625%, 4/30/23	23,500,000	22,435,615
1.750%, 5/15/23	51,014,600	48,978,000
1.625%, 5/31/23	40,000,000	38,150,392
1.375%, 6/30/23	30,000,000	28,221,387
1.250%, 7/31/23	32,500,000	30,333,862
2.500%, 8/15/23	3,250,000	3,234,766
1.375%, 8/31/23	48,000,000	45,045,470
1.375%, 9/30/23	30,000,000	28,115,625
1.625%, 10/31/23	32,500,000	30,845,802
2.750%, 11/15/23	19,000,000	19,135,079
2.750%, 2/15/24	39,000,000	39,246,796
2.125%, 2/29/24	40,000,000	38,878,516
2.000%, 4/30/24	25,000,000	24,086,670
2.500%, 5/15/24	43,000,000	42,638,869
2.000%, 6/30/24	27,500,000	26,460,426
2.125%, 7/31/24	25,000,000	24,221,192
2.375%, 8/15/24	35,000,000	34,408,692
1.875%, 8/31/24	36,000,000	34,346,603
2.125%, 9/30/24	37,500,000	36,283,080
2.250%, 11/15/24	36,000,000	35,063,086
2.000%, 2/15/25	64,000,000	61,240,000
2.125%, 5/15/25	50,000,000	48,153,810
2.000%, 8/15/25	52,500,000	50,033,424
2.250%, 11/15/25	27,000,000	26,136,211
1.625%, 2/15/26	60,000,000	55,359,372
1.625%, 5/15/26	55,000,000	50,595,705
1.500%, 8/15/26	72,500,000	65,817,117
2.000%, 11/15/26	55,000,000	51,879,393
2.250%, 2/15/27	50,000,000	48,062,990
2.375%, 5/15/27	25,000,000	24,260,010
2.250%, 8/15/27	29,000,000	27,807,998
2.250%, 11/15/27	30,000,000	28,737,597
2.750%, 2/15/28	65,000,000	65,030,472

Total U.S. Treasury Obligations		4,305,439,905

Total Long-Term Debt Securities (93.2%) (Cost $7,979,346,400)		7,864,917,704

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC,
Series Z,
(3 Months LIBOR + 4.16%, 7.875% Floor), 7.875% (k)*	17,000	97,750
FNMA,
Series S,
(3 Months LIBOR + 4.23%, 7.75% Floor), 7.750% (k)(x)*	22,000	126,500

Total Preferred Stocks (0.0%) (Cost $18,166)		224,250

EXCHANGE TRADED FUNDS (ETF):
iShares 1-3 Year Treasury Bond ETF(x)	2,420,000	202,215,200
iShares 3-7 Year Treasury Bond ETF(x)	1,673,449	201,851,418
iShares 7-10 Year Treasury Bond ETF(x)	1,125,971	116,188,948

Total Exchange Traded Funds (6.1%) (Cost $525,051,822)		520,255,566

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.5%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $8,001,133, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $8,166,735.(xx)	$8,000,000	8,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $9,151,296, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $9,340,703.(xx)	9,150,000	9,150,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $27,993,965, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $28,573,364.(xx)	27,990,000	27,990,000

See Notes to Portfolio of Investments.

37

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $16,102,415, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $16,422,823.(xx)	$16,100,000	$16,100,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various Common Stocks; total market value $220,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $18,005,400, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $18,360,940.(xx)	18,000,000	18,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $25,003,646, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $25,501,275.(xx)	25,000,000	25,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $5,736,995, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $5,850,909.(xx)	5,736,177	5,736,177
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $4,400,697, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $4,490,271.(xx)	4,400,000	4,400,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $10,003,656, collateralized by various Common Stocks; total market value $11,123,171.(xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $14,845,621, collateralized by various Common Stocks; total market value $16,510,494.(xx)	14,843,333	14,843,333
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $3,000,463, collateralized by various Common Stocks; total market value $3,336,951.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $21,844,400, collateralized by various Common Stocks; total market value $24,294,156.(xx)	21,841,033	21,841,033
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $25,006,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $25,500,484.(xx)	25,000,000	25,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $6,001,983, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $6,120,003.(xx)	6,000,000	6,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $15,004,958, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $15,300,000.(xx)	15,000,000	15,000,000

Total Repurchase Agreements		210,260,543

Total Short-Term Investments (2.5%) (Cost $210,260,543)		210,260,543

Total Investments in Securities (101.8%) (Cost $8,714,676,931)		8,595,658,063
Other Assets Less Liabilities (-1.8%)		(154,747,123)

Net Assets (100%)		$8,440,910,940

See Notes to Portfolio of Investments.

38

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2018, the market value of these securities amounted to $71,889,961 or 0.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2018, the market value of these securities amounted to $2,969,740 or 0.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2018. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $2,469,088 or 0.0% of net assets.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $208,112,133. This was secured by cash collateral of $210,260,543 which was subsequently invested in joint repurchase agreements with a total value of $210,260,543, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,000,987 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/15/18-11/15/46.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

39

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,329,633	$—	$4,329,633
Corporate Bonds
Consumer Discretionary	—	165,269,179	—	165,269,179
Consumer Staples	—	223,609,141	—	223,609,141
Energy	—	245,790,777	—	245,790,777
Financials	—	1,187,438,880	—	1,187,438,880
Health Care	—	239,938,470	—	239,938,470
Industrials	—	150,955,987	—	150,955,987
Information Technology	—	277,032,572	—	277,032,572
Materials	—	68,737,374	—	68,737,374
Real Estate	—	106,528,862	—	106,528,862
Telecommunication Services	—	79,954,404	—	79,954,404
Utilities	—	123,972,513	—	123,972,513
Exchange Traded Funds	520,255,566	—	—	520,255,566
Foreign Government Securities	—	208,519,893	—	208,519,893
Municipal Bonds	—	7,623,548	—	7,623,548
Preferred Stocks
Financials	224,250	—	—	224,250
Short-Term Investments
Repurchase Agreements	—	210,260,543	—	210,260,543
Supranational	—	252,514,277	—	252,514,277
U.S. Government Agency Securities	—	217,262,289	—	217,262,289
U.S. Treasury Obligations	—	4,305,439,905	—	4,305,439,905

Total Assets	$520,479,816	$8,075,178,247	$—	$8,595,658,063

Total Liabilities	$—	$—	$—	$—

Total	$520,479,816	$8,075,178,247	$—	$8,595,658,063

(a)	A security with a market value of $193,857 transferred from Level 3 to Level 2 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,080,549
Aggregate gross unrealized depreciation	(146,741,603)

Net unrealized depreciation	$(119,661,054)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,715,319,117

See Notes to Portfolio of Investments.

40

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.7%)
Banco Bradesco SA (ADR)*	36,717	$436,198
Cielo SA	76,654	480,851
Embraer SA	50,300	327,416
Itau Unibanco Holding SA (ADR)	31,141	485,799
JBS SA	132,600	375,133
Petroleo Brasileiro SA (ADR)*	15,822	223,723

		2,329,120

China (7.4%)
Anhui Conch Cement Co. Ltd., Class H	108,000	595,780
BYD Co. Ltd., Class H(x)	52,000	409,758
China BlueChemical Ltd., Class H	500,000	140,728
China Oilfield Services Ltd., Class H	226,000	237,621
China Petroleum & Chemical Corp., Class H	398,400	353,252
Dongfeng Motor Group Co. Ltd., Class H	152,000	177,357
Industrial & Commercial Bank of China Ltd., Class H	359,000	311,311
Jiangxi Copper Co. Ltd., Class H	261,000	376,358
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	86,500	538,006
TravelSky Technology Ltd., Class H	202,000	591,807
Weichai Power Co. Ltd., Class H	649,000	733,583
Zhejiang Expressway Co. Ltd., Class H	170,000	174,563

		4,640,124

Colombia (1.3%)
Bancolombia SA (ADR)	7,455	313,259
Ecopetrol SA	497,607	480,003

		793,262

Czech Republic (0.7%)
Komercni banka A/S	9,010	411,164

Hungary (0.5%)
MOL Hungarian Oil & Gas plc	25,723	281,862

India (1.7%)
HDFC Bank Ltd. (ADR)	6,382	630,350
ICICI Bank Ltd. (ADR)	51,215	453,253

		1,083,603

Indonesia (1.5%)
Bank Rakyat Indonesia Persero Tbk. PT*	1,711,800	449,296
Indofood Sukses Makmur Tbk. PT	501,500	262,902
Media Nusantara Citra Tbk. PT	2,099,100	217,210

		929,408

Malaysia (0.2%)
AMMB Holdings Bhd.	128,700	129,432

Mexico (0.3%)
Grupo Financiero Banorte SAB de CV, Class O	34,000	207,834

South Africa (1.7%)
FirstRand Ltd.	114,100	645,743
Investec Ltd.	54,662	426,368

		1,072,111

South Korea (3.9%)
CJ Corp.	2,612	389,631
DB Insurance Co. Ltd.	3,845	234,473
Hyundai Mobis Co. Ltd.	1,351	303,560
KT Corp.	5,630	154,830
POSCO	1,351	412,563
Samsung Electronics Co. Ltd.	402	928,156

		2,423,213

Taiwan (5.5%)
Advanced Semiconductor Engineering, Inc.	461,024	663,304
Hon Hai Precision Industry Co. Ltd.	115,000	360,497
Micro-Star International Co. Ltd.	188,000	616,414
Taiwan Semiconductor Manufacturing Co. Ltd.	111,000	936,516
Uni-President Enterprises Corp.	205,750	483,379
WPG Holdings Ltd.	301,000	395,387

		3,455,497

Thailand (0.9%)
Kasikornbank PCL	43,000	291,526
PTT Global Chemical PCL	96,400	291,327

		582,853

Turkey (0.2%)
Akbank Turk A/S	63,425	153,527

Total Common Stocks (29.5%) (Cost $15,647,008)		18,493,010

EXCHANGE TRADED FUNDS:
iShares Core MSCI Emerging Markets ETF	345,384	20,170,426
Vanguard FTSE Emerging Markets ETF	213,371	10,024,169

Total Exchange Traded Funds (48.2%) (Cost $25,944,985)		30,194,595

SHORT-TERM INVESTMENT:
Investment Company (18.8%)
JPMorgan Prime Money Market Fund, IM Shares	11,785,249	11,784,071

Total Short-Term Investment (18.8%) (Cost $11,788,680)		11,784,071

Total Investments in Securities (96.5%) (Cost $53,380,673)		60,471,676
Other Assets Less Liabilities (3.5%)		2,217,079

Net Assets (100%)		$62,688,755

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2018, the Portfolio had loaned securities with a total value of $178,962. This was secured by $189,484 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/30/18-2/15/46.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Sector Weightings as of March 31, 2018	Market Value	% of Net Assets
Exchange Traded Funds	$30,194,595	48.2%
Investment Company	11,784,071	18.8
Financials	5,579,533	8.9
Information Technology	4,972,932	7.9
Materials	1,816,756	2.9
Industrials	1,625,193	2.6
Energy	1,576,461	2.5
Consumer Staples	1,121,414	1.8
Consumer Discretionary	1,107,885	1.8
Health Care	538,006	0.9
Telecommunication Services	154,830	0.2
Cash and Other	2,217,079	3.5

		100.0%

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	229	6/2018	USD	13,600,310	(147,060)

					(147,060)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ZAR	131,410	USD	11,183	Brown Brothers Harriman & Co.	4/4/2018	(84)

Net unrealized depreciation						(84)

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$1,107,885	$—	$1,107,885
Consumer Staples	375,133	746,281	—	1,121,414
Energy	223,723	1,352,738	—	1,576,461
Financials	2,526,693	3,052,840	—	5,579,533
Health Care	—	538,006	—	538,006
Industrials	327,416	1,297,777	—	1,625,193
Information Technology	480,851	4,492,081	—	4,972,932
Materials	—	1,816,756	—	1,816,756
Telecommunication Services	—	154,830	—	154,830
Exchange Traded Funds	30,194,595	—	—	30,194,595
Short-Term Investment
Investment Company	11,784,071	—	—	11,784,071

Total Assets	$45,912,482	$14,559,194	$—	$60,471,676

Liabilities:
Forward Currency Contracts	$—	$(84)	$—	$(84)
Futures	(147,060)	—	—	(147,060)

Total Liabilities	$(147,060)	$(84)	$—	$(147,144)

Total	$45,765,422	$14,559,110	$—	$60,324,532

(a)	A security with a market value of $480,003 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,633,853
Aggregate gross unrealized depreciation	(1,433,541)

Net unrealized appreciation	$6,200,312

Federal income tax cost of investments in securities and derivative instruments, if applicable	$54,124,220

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.6%)
Auto Components (0.2%)
Aptiv plc	64,436	$5,475,127
BorgWarner, Inc.	47,970	2,409,533
Goodyear Tire & Rubber Co. (The)	59,700	1,586,826

		9,471,486

Automobiles (0.4%)
Ford Motor Co.	945,898	10,480,550
General Motors Co.	309,894	11,261,548
Harley-Davidson, Inc.(x)	40,750	1,747,360

		23,489,458

Distributors (0.1%)
Genuine Parts Co.	35,510	3,190,218
LKQ Corp.*	74,887	2,841,962

		6,032,180

Diversified Consumer Services (0.0%)
H&R Block, Inc.	50,600	1,285,746

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	98,800	6,479,304
Chipotle Mexican Grill, Inc.*	6,101	1,971,294
Darden Restaurants, Inc.	29,950	2,553,238
Hilton Worldwide Holdings, Inc.	49,015	3,860,421
Marriott International, Inc., Class A	74,217	10,092,028
McDonald’s Corp.	193,350	30,236,073
MGM Resorts International	123,526	4,325,881
Norwegian Cruise Line Holdings Ltd.*	43,131	2,284,649
Royal Caribbean Cruises Ltd.	41,573	4,894,805
Starbucks Corp.	344,900	19,966,261
Wyndham Worldwide Corp.	24,595	2,814,406
Wynn Resorts Ltd.	19,429	3,543,072
Yum Brands, Inc.	81,730	6,957,675

		99,979,107

Household Durables (0.4%)
DR Horton, Inc.	82,700	3,625,568
Garmin Ltd.	26,860	1,582,860
Leggett & Platt, Inc.	31,900	1,415,084
Lennar Corp., Class A	49,750	2,932,265
Mohawk Industries, Inc.*	15,300	3,552,966
Newell Brands, Inc.(x)	118,780	3,026,514
PulteGroup, Inc.	65,507	1,931,801
Whirlpool Corp.	17,416	2,666,564

		20,733,622

Internet & Direct Marketing Retail (3.6%)
Amazon.com, Inc.*	97,019	140,419,479
Booking Holdings, Inc.*	11,856	24,665,104
Expedia Group, Inc.	29,839	3,294,524
Netflix, Inc.*	104,920	30,988,122
TripAdvisor, Inc.(x)*	26,209	1,071,686

		200,438,915

Leisure Products (0.1%)
Hasbro, Inc.	27,508	2,318,924
Mattel, Inc.(x)	83,300	1,095,395

		3,414,319

Media (2.6%)
CBS Corp. (Non-Voting), Class B	87,900	4,517,181
Charter Communications, Inc., Class A*	47,001	14,627,651
Comcast Corp., Class A	1,130,854	38,641,281
Discovery Communications, Inc., Class A(x)*	37,266	798,610
Discovery Communications, Inc., Class C*	74,097	1,446,374
DISH Network Corp., Class A*	55,209	2,091,869
Interpublic Group of Cos., Inc. (The)	94,126	2,167,722
News Corp., Class A	92,850	1,467,030
News Corp., Class B	29,511	475,127
Omnicom Group, Inc.(x)	55,850	4,058,620
Time Warner, Inc.	188,800	17,856,704
Twenty-First Century Fox, Inc., Class A	255,535	9,375,579
Twenty-First Century Fox, Inc., Class B	106,445	3,871,405
Viacom, Inc., Class B	85,500	2,655,630
Walt Disney Co. (The)	366,230	36,784,141

		140,834,924

Multiline Retail (0.5%)
Dollar General Corp.	63,150	5,907,682
Dollar Tree, Inc.*	57,495	5,456,276
Kohl’s Corp.	40,820	2,674,118
Macy’s, Inc.	73,822	2,195,466
Nordstrom, Inc.(x)	28,270	1,368,551
Target Corp.	131,770	9,148,791

		26,750,884

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	17,887	2,120,504
AutoZone, Inc.*	6,730	4,365,684
Best Buy Co., Inc.	61,675	4,316,633
CarMax, Inc.(x)*	44,156	2,735,023
Foot Locker, Inc.	30,018	1,367,020
Gap, Inc. (The)	52,755	1,645,956
Home Depot, Inc. (The)	283,168	50,471,864
L Brands, Inc.	59,817	2,285,607
Lowe’s Cos., Inc.	201,930	17,719,357
O’Reilly Automotive, Inc.*	20,634	5,104,439
Ross Stores, Inc.	93,440	7,286,451
Tiffany & Co.	24,760	2,418,062
TJX Cos., Inc. (The)	154,200	12,576,552
Tractor Supply Co.	30,415	1,916,753
Ulta Beauty, Inc.*	14,191	2,898,796

		119,228,701

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.(x)	88,303	1,626,541
Michael Kors Holdings Ltd.*	36,868	2,288,766
NIKE, Inc., Class B	318,500	21,161,140
PVH Corp.	18,756	2,840,221
Ralph Lauren Corp.	13,400	1,498,120
Tapestry, Inc.	68,900	3,624,829
Under Armour, Inc., Class A(x)*	44,816	732,742
Under Armour, Inc., Class C(x)*	44,627	640,397
VF Corp.	79,450	5,888,834

		40,301,590

Total Consumer Discretionary		691,960,932

Consumer Staples (7.6%)
Beverages (1.9%)
Brown-Forman Corp., Class B	59,312	3,226,573
Coca-Cola Co. (The)	929,716	40,377,566
Constellation Brands, Inc., Class A	41,750	9,515,660
Dr Pepper Snapple Group, Inc.	43,775	5,182,084
Molson Coors Brewing Co., Class B	44,750	3,371,018
Monster Beverage Corp.*	99,770	5,707,842
PepsiCo, Inc.	344,803	37,635,247

		105,015,990

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	105,950	19,964,159
CVS Health Corp.	245,545	15,275,354
Kroger Co. (The)	215,600	5,161,464
Sysco Corp.	116,200	6,967,352

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Walgreens Boots Alliance, Inc.	210,450	$13,778,162
Walmart, Inc.	354,918	31,577,054

		92,723,545

Food Products (1.1%)
Archer-Daniels-Midland Co.	135,566	5,879,497
Campbell Soup Co.(x)	46,600	2,018,246
Conagra Brands, Inc.	98,950	3,649,276
General Mills, Inc.	137,800	6,209,268
Hershey Co. (The)	34,200	3,384,432
Hormel Foods Corp.(x)	65,216	2,238,213
JM Smucker Co. (The)	27,547	3,416,103
Kellogg Co.	60,300	3,920,103
Kraft Heinz Co. (The)	144,727	9,015,045
McCormick & Co., Inc. (Non- Voting)(x)	29,050	3,090,629
Mondelez International, Inc., Class A	362,331	15,120,073
Tyson Foods, Inc., Class A	72,150	5,280,659

		63,221,544

Household Products (1.5%)
Church & Dwight Co., Inc.	60,498	3,046,679
Clorox Co. (The)	31,250	4,159,688
Colgate-Palmolive Co.	212,850	15,257,088
Kimberly-Clark Corp.	85,294	9,393,428
Procter & Gamble Co. (The)	617,791	48,978,470

		80,835,353

Personal Products (0.2%)
Coty, Inc., Class A	114,422	2,093,923
Estee Lauder Cos., Inc. (The), Class A	54,250	8,122,310

		10,216,233

Tobacco (1.2%)
Altria Group, Inc.	462,600	28,829,232
Philip Morris International, Inc.	376,550	37,429,070

		66,258,302

Total Consumer Staples		418,270,967

Energy (5.7%)
Energy Equipment & Services (0.8%)
Baker Hughes a GE Co.	103,757	2,881,332
Halliburton Co.	211,550	9,930,157
Helmerich & Payne, Inc.	26,269	1,748,465
National Oilwell Varco, Inc.	92,097	3,390,091
Schlumberger Ltd.	335,834	21,755,326
TechnipFMC plc	106,291	3,130,270

		42,835,641

Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	132,594	8,010,003
Andeavor	34,804	3,499,890
Apache Corp.	92,280	3,550,934
Cabot Oil & Gas Corp.	112,136	2,689,021
Chevron Corp.	460,484	52,513,595
Cimarex Energy Co.	23,052	2,155,362
Concho Resources, Inc.*	36,078	5,423,606
ConocoPhillips	289,784	17,181,293
Devon Energy Corp.	127,400	4,050,046
EOG Resources, Inc.	140,200	14,758,854
EQT Corp.	59,317	2,818,151
Exxon Mobil Corp.#	1,027,333	76,649,315
Hess Corp.	65,450	3,313,079
Kinder Morgan, Inc.	465,616	7,012,177
Marathon Oil Corp.	205,914	3,321,393
Marathon Petroleum Corp.	118,414	8,657,248
Newfield Exploration Co.*	48,200	1,177,044
Noble Energy, Inc.	117,906	3,572,552
Occidental Petroleum Corp.	185,550	12,053,328
ONEOK, Inc.	99,441	5,660,182
Phillips 66	104,142	9,989,301
Pioneer Natural Resources Co.	41,229	7,082,318
Range Resources Corp.(x)	54,719	795,614
Valero Energy Corp.	106,085	9,841,505
Williams Cos., Inc. (The)	200,450	4,983,187

		270,758,998

Total Energy		313,594,639

Financials (14.7%)
Banks (6.5%)
Bank of America Corp.	2,351,921	70,534,111
BB&T Corp.	191,200	9,950,048
Citigroup, Inc.	641,000	43,267,500
Citizens Financial Group, Inc.	119,221	5,004,898
Comerica, Inc.	42,150	4,043,449
Fifth Third Bancorp	171,017	5,429,790
Huntington Bancshares, Inc.	262,088	3,957,529
JPMorgan Chase & Co.	841,291	92,516,771
KeyCorp	260,700	5,096,685
M&T Bank Corp.	36,500	6,729,140
People’s United Financial, Inc.	83,943	1,566,376
PNC Financial Services Group, Inc. (The)	115,379	17,449,920
Regions Financial Corp.	281,152	5,223,804
SunTrust Banks, Inc.	115,400	7,851,816
SVB Financial Group*	12,962	3,111,010
US Bancorp	382,245	19,303,372
Wells Fargo & Co.	1,074,503	56,314,702
Zions Bancorp	48,350	2,549,496

		359,900,417

Capital Markets (3.1%)
Affiliated Managers Group, Inc.	13,511	2,561,415
Ameriprise Financial, Inc.	35,907	5,312,082
Bank of New York Mellon Corp. (The)	248,219	12,790,725
BlackRock, Inc.	30,014	16,259,184
Cboe Global Markets, Inc.	27,462	3,133,414
Charles Schwab Corp. (The)	289,255	15,104,896
CME Group, Inc.	82,515	13,345,976
E*TRADE Financial Corp.*	65,540	3,631,571
Franklin Resources, Inc.	79,201	2,746,691
Goldman Sachs Group, Inc. (The)	85,092	21,431,271
Intercontinental Exchange, Inc.	141,780	10,281,886
Invesco Ltd.	98,701	3,159,419
Moody’s Corp.	40,276	6,496,519
Morgan Stanley	337,513	18,212,202
Nasdaq, Inc.	28,173	2,429,076
Northern Trust Corp.	52,100	5,373,073
Raymond James Financial, Inc.	31,114	2,781,903
S&P Global, Inc.	61,850	11,817,061
State Street Corp.	89,920	8,967,722
T. Rowe Price Group, Inc.	58,786	6,347,124

		172,183,210

Consumer Finance (0.8%)
American Express Co.	174,710	16,296,949
Capital One Financial Corp.	117,494	11,258,275
Discover Financial Services	88,121	6,338,543
Navient Corp.	63,742	836,295
Synchrony Financial	178,362	5,980,478

		40,710,540

Diversified Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	466,574	93,072,181
Leucadia National Corp.	75,942	1,726,162

		94,798,343

Insurance (2.6%)
Aflac, Inc.	190,600	8,340,656

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Allstate Corp. (The)	86,976	$8,245,325
American International Group, Inc.	217,948	11,860,730
Aon plc	60,575	8,500,490
Arthur J Gallagher & Co.	43,816	3,011,474
Assurant, Inc.	13,030	1,191,072
Brighthouse Financial, Inc.*	23,172	1,191,041
Chubb Ltd.	112,550	15,393,463
Cincinnati Financial Corp.	36,213	2,689,177
Everest Re Group Ltd.	9,945	2,554,075
Hartford Financial Services Group, Inc. (The)	86,450	4,453,904
Lincoln National Corp.	53,078	3,877,879
Loews Corp.	66,897	3,326,788
Marsh & McLennan Cos., Inc.	123,750	10,220,512
MetLife, Inc.	255,099	11,706,493
Principal Financial Group, Inc.	65,100	3,965,241
Progressive Corp. (The)	141,000	8,591,130
Prudential Financial, Inc.	102,800	10,644,940
Torchmark Corp.	25,962	2,185,222
Travelers Cos., Inc. (The)	66,374	9,216,694
Unum Group	54,320	2,586,175
Willis Towers Watson plc	32,001	4,870,232
XL Group Ltd.	62,050	3,428,883

		142,051,596

Total Financials		809,644,106

Health Care (13.6%)
Biotechnology (2.6%)
AbbVie, Inc.	386,527	36,584,780
Alexion Pharmaceuticals, Inc.*	54,200	6,041,132
Amgen, Inc.	163,868	27,936,217
Biogen, Inc.*	51,339	14,057,645
Celgene Corp.*	190,900	17,030,189
Gilead Sciences, Inc.	316,658	23,872,847
Incyte Corp.*	42,406	3,533,692
Regeneron Pharmaceuticals, Inc.*	18,734	6,451,240
Vertex Pharmaceuticals, Inc.*	61,333	9,996,052

		145,503,794

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	422,020	25,287,438
Align Technology, Inc.*	17,537	4,404,067
Baxter International, Inc.	121,450	7,899,108
Becton Dickinson and Co.	64,315	13,937,061
Boston Scientific Corp.*	332,856	9,093,626
Cooper Cos., Inc. (The)	11,928	2,729,246
Danaher Corp.	148,450	14,534,740
Dentsply Sirona, Inc.	55,678	2,801,160
Edwards Lifesciences Corp.*	51,358	7,165,468
Hologic, Inc.*	66,839	2,497,105
IDEXX Laboratories, Inc.*	21,154	4,048,664
Intuitive Surgical, Inc.*	27,189	11,224,435
Medtronic plc	328,202	26,328,364
ResMed, Inc.	34,358	3,383,232
Stryker Corp.	78,000	12,551,760
Varian Medical Systems, Inc.*	22,188	2,721,358
Zimmer Biomet Holdings, Inc.	49,050	5,348,412

		155,955,244

Health Care Providers & Services (2.7%)
Aetna, Inc.	79,078	13,364,182
AmerisourceBergen Corp.	39,150	3,375,121
Anthem, Inc.	62,250	13,676,325
Cardinal Health, Inc.	76,225	4,777,783
Centene Corp.*	41,787	4,465,777
Cigna Corp.	59,750	10,022,465
DaVita, Inc.*	36,638	2,415,910
Envision Healthcare Corp.*	29,331	1,127,190
Express Scripts Holding Co.*	137,255	9,481,575
HCA Healthcare, Inc.	68,680	6,661,960
Henry Schein, Inc.*	38,032	2,556,131
Humana, Inc.	34,700	9,328,401
Laboratory Corp. of America Holdings*	24,650	3,987,137
McKesson Corp.	50,531	7,118,302
Quest Diagnostics, Inc.	33,050	3,314,915
UnitedHealth Group, Inc.	235,000	50,290,000
Universal Health Services, Inc., Class B	21,250	2,516,213

		148,479,387

Health Care Technology (0.1%)
Cerner Corp.*	76,542	4,439,436

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	77,973	5,216,394
Illumina, Inc.*	35,428	8,375,888
IQVIA Holdings, Inc.*	35,319	3,465,147
Mettler-Toledo International, Inc.*	6,274	3,607,738
PerkinElmer, Inc.	26,650	2,017,938
Thermo Fisher Scientific, Inc.	97,200	20,067,912
Waters Corp.*	19,300	3,833,945

		46,584,962

Pharmaceuticals (4.5%)
Allergan plc	80,645	13,571,747
Bristol-Myers Squibb Co.	396,823	25,099,055
Eli Lilly & Co.	234,860	18,171,118
Johnson & Johnson	651,360	83,471,784
Merck & Co., Inc.	663,117	36,119,983
Mylan NV*	129,950	5,350,042
Nektar Therapeutics*	39,449	4,191,851
Perrigo Co. plc	31,739	2,645,128
Pfizer, Inc.	1,445,190	51,289,793
Zoetis, Inc.	118,124	9,864,535

		249,775,036

Total Health Care		750,737,859

Industrials (10.1%)
Aerospace & Defense (2.9%)
Arconic, Inc.	102,632	2,364,641
Boeing Co. (The)	135,724	44,501,185
General Dynamics Corp.	67,300	14,866,570
Harris Corp.	28,934	4,666,476
Huntington Ingalls Industries, Inc.	11,006	2,836,907
L3 Technologies, Inc.	18,950	3,941,600
Lockheed Martin Corp.	60,508	20,447,468
Northrop Grumman Corp.	42,220	14,739,846
Raytheon Co.	70,100	15,128,982
Rockwell Collins, Inc.	39,450	5,319,833
Textron, Inc.	63,800	3,762,286
TransDigm Group, Inc.	11,751	3,606,852
United Technologies Corp.	180,050	22,653,891

		158,836,537

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	33,802	3,167,585
Expeditors International of Washington, Inc.	43,048	2,724,938
FedEx Corp.	59,860	14,372,985
United Parcel Service, Inc., Class B	166,600	17,436,356

		37,701,864

Airlines (0.5%)
Alaska Air Group, Inc.	29,744	1,842,938
American Airlines Group, Inc.	103,163	5,360,350
Delta Air Lines, Inc.	158,973	8,713,310
Southwest Airlines Co.	132,318	7,579,175

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
United Continental Holdings, Inc.*	61,024	$4,239,337

		27,735,110

Building Products (0.3%)
Allegion plc	23,038	1,964,911
AO Smith Corp.	35,315	2,245,681
Fortune Brands Home & Security, Inc.	37,246	2,193,417
Johnson Controls International plc	224,367	7,906,693
Masco Corp.	76,200	3,081,528

		17,392,230

Commercial Services & Supplies (0.3%)
Cintas Corp.	20,900	3,565,122
Republic Services, Inc.	55,051	3,646,028
Stericycle, Inc.*	20,615	1,206,596
Waste Management, Inc.	96,856	8,147,526

		16,565,272

Construction & Engineering (0.1%)
Fluor Corp.	33,850	1,936,897
Jacobs Engineering Group, Inc.	29,014	1,716,178
Quanta Services, Inc.*	37,500	1,288,125

		4,941,200

Electrical Equipment (0.5%)
Acuity Brands, Inc.	10,278	1,430,595
AMETEK, Inc.	56,048	4,257,966
Eaton Corp. plc	106,825	8,536,386
Emerson Electric Co.	155,600	10,627,480
Rockwell Automation, Inc.	31,200	5,435,040

		30,287,467

Industrial Conglomerates (1.7%)
3M Co.	144,750	31,775,520
General Electric Co.	2,102,615	28,343,250
Honeywell International, Inc.	184,762	26,699,957
Roper Technologies, Inc.	24,805	6,962,515

		93,781,242

Machinery (1.7%)
Caterpillar, Inc.	144,300	21,266,934
Cummins, Inc.	37,850	6,135,106
Deere & Co.	77,600	12,052,832
Dover Corp.	37,800	3,712,716
Flowserve Corp.	31,641	1,371,004
Fortive Corp.	74,125	5,746,170
Illinois Tool Works, Inc.	74,795	11,717,385
Ingersoll-Rand plc	60,615	5,183,189
PACCAR, Inc.	85,200	5,637,684
Parker-Hannifin Corp.	32,300	5,524,269
Pentair plc	39,958	2,722,339
Snap-on, Inc.	13,800	2,036,052
Stanley Black & Decker, Inc.	37,146	5,690,767
Xylem, Inc.	43,500	3,346,020

		92,142,467

Professional Services (0.3%)
Equifax, Inc.	29,150	3,434,161
IHS Markit Ltd.*	88,026	4,246,374
Nielsen Holdings plc	81,121	2,578,837
Robert Half International, Inc.	30,300	1,754,067
Verisk Analytics, Inc.*	37,629	3,913,416

		15,926,855

Road & Rail (0.9%)
CSX Corp.	216,600	12,066,786
JB Hunt Transport Services, Inc.	20,740	2,429,691
Kansas City Southern	25,090	2,756,137
Norfolk Southern Corp.	69,400	9,423,132
Union Pacific Corp.	190,900	25,662,687

		52,338,433

Trading Companies & Distributors (0.2%)
Fastenal Co.	69,616	3,800,337
United Rentals, Inc.*	20,550	3,549,602
WW Grainger, Inc.	12,550	3,542,489

		10,892,428

Total Industrials		558,541,105

Information Technology (24.7%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	1,198,550	51,405,809
F5 Networks, Inc.*	15,150	2,190,842
Juniper Networks, Inc.	90,890	2,211,354
Motorola Solutions, Inc.	39,224	4,130,287

		59,938,292

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	74,032	6,376,376
Corning, Inc.	210,642	5,872,699
FLIR Systems, Inc.	33,507	1,675,685
IPG Photonics Corp.*	9,179	2,142,195
TE Connectivity Ltd.	85,220	8,513,478

		24,580,433

Internet Software & Services (4.7%)
Akamai Technologies, Inc.*	40,948	2,906,489
Alphabet, Inc., Class A*	72,299	74,984,185
Alphabet, Inc., Class C*	73,243	75,571,395
eBay, Inc.*	235,500	9,476,520
Facebook, Inc., Class A*	578,252	92,398,887
VeriSign, Inc.(x)*	20,550	2,436,408

		257,773,884

IT Services (4.3%)
Accenture plc, Class A	149,800	22,994,300
Alliance Data Systems Corp.	11,700	2,490,462
Automatic Data Processing, Inc.	107,560	12,205,909
Cognizant Technology Solutions Corp., Class A	142,950	11,507,475
CSRA, Inc.	39,700	1,636,831
DXC Technology Co.	69,191	6,955,771
Fidelity National Information Services, Inc.	80,949	7,795,389
Fiserv, Inc.*	101,000	7,202,310
Gartner, Inc.*	21,957	2,582,582
Global Payments, Inc.	38,619	4,306,791
International Business Machines Corp.	208,717	32,023,449
Mastercard, Inc., Class A	225,200	39,446,032
Paychex, Inc.	77,485	4,772,301
PayPal Holdings, Inc.*	273,900	20,780,793
Total System Services, Inc.	40,585	3,500,862
Visa, Inc., Class A	439,672	52,593,565
Western Union Co. (The)	111,279	2,139,895

		234,934,717

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc.(x)*	198,812	1,998,061
Analog Devices, Inc.	89,312	8,139,003
Applied Materials, Inc.	258,500	14,375,185
Broadcom Ltd.	98,579	23,230,141
Intel Corp.	1,134,630	59,091,530
KLA-Tencor Corp.	38,000	4,142,380
Lam Research Corp.	39,238	7,971,592
Microchip Technology, Inc.(x)	56,686	5,178,833
Micron Technology, Inc.*	279,600	14,578,344
NVIDIA Corp.	146,950	34,032,151
Qorvo, Inc.*	30,825	2,171,621
QUALCOMM, Inc.	357,410	19,804,088
Skyworks Solutions, Inc.	44,547	4,466,282
Texas Instruments, Inc.	238,931	24,822,542

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Xilinx, Inc.	60,850	$4,395,804

		228,397,557

Software (5.7%)
Activision Blizzard, Inc.	183,268	12,363,259
Adobe Systems, Inc.*	119,530	25,828,043
ANSYS, Inc.*	20,628	3,232,201
Autodesk, Inc.*	53,180	6,678,344
CA, Inc.	76,045	2,577,926
Cadence Design Systems, Inc.*	68,435	2,516,355
Citrix Systems, Inc.*	34,700	3,220,160
Electronic Arts, Inc.*	74,630	9,048,141
Intuit, Inc.	58,900	10,210,315
Microsoft Corp.	1,870,523	170,722,634
Oracle Corp.	738,617	33,791,728
Red Hat, Inc.*	42,930	6,418,464
salesforce.com, Inc.*	166,372	19,349,064
Symantec Corp.	150,300	3,885,255
Synopsys, Inc.*	36,420	3,031,601
Take-Two Interactive Software, Inc.*	28,044	2,742,142

		315,615,632

Technology Hardware, Storage & Peripherals (4.4%)
Apple, Inc.	1,243,856	208,694,160
Hewlett Packard Enterprise Co.	386,719	6,783,051
HP, Inc.	404,919	8,875,825
NetApp, Inc.	65,380	4,033,292
Seagate Technology plc(x)	70,090	4,101,667
Western Digital Corp.	71,742	6,619,634
Xerox Corp.	51,754	1,489,480

		240,597,109

Total Information Technology		1,361,837,624

Materials (2.8%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	52,850	8,404,735
Albemarle Corp.	26,784	2,483,948
CF Industries Holdings, Inc.	56,475	2,130,802
DowDuPont, Inc.	567,353	36,146,060
Eastman Chemical Co.	34,850	3,679,463
Ecolab, Inc.	63,041	8,641,030
FMC Corp.	32,560	2,493,119
International Flavors & Fragrances, Inc.	19,150	2,621,826
LyondellBasell Industries NV, Class A	78,427	8,288,165
Monsanto Co.	106,498	12,427,252
Mosaic Co. (The)	84,710	2,056,759
PPG Industries, Inc.	61,700	6,885,720
Praxair, Inc.	69,450	10,021,635
Sherwin-Williams Co. (The)	20,000	7,842,400

		114,122,914

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	15,223	3,155,728
Vulcan Materials Co.	32,050	3,659,149

		6,814,877

Containers & Packaging (0.3%)
Avery Dennison Corp.	21,400	2,273,750
Ball Corp.	84,800	3,367,408
International Paper Co.	100,035	5,344,870
Packaging Corp. of America	22,921	2,583,197
Sealed Air Corp.	43,734	1,871,378
WestRock Co.	61,656	3,956,465

		19,397,068

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.*	326,388	5,734,637
Newmont Mining Corp.	129,250	5,049,798
Nucor Corp.	77,000	4,703,930

		15,488,365

Total Materials		155,823,224

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	24,510	3,061,054
American Tower Corp. (REIT)	103,942	15,106,930
Apartment Investment & Management Co. (REIT), Class A	38,033	1,549,845
AvalonBay Communities, Inc. (REIT)	33,514	5,511,712
Boston Properties, Inc. (REIT)	37,430	4,612,125
Crown Castle International Corp. (REIT)	98,460	10,792,201
Digital Realty Trust, Inc. (REIT)	49,845	5,252,666
Duke Realty Corp. (REIT)	86,305	2,285,356
Equinix, Inc. (REIT)	18,995	7,942,569
Equity Residential (REIT)	89,080	5,489,110
Essex Property Trust, Inc. (REIT)	16,057	3,864,599
Extra Space Storage, Inc. (REIT)	30,493	2,663,868
Federal Realty Investment Trust (REIT)	17,631	2,047,135
GGP, Inc. (REIT)	151,354	3,096,703
HCP, Inc. (REIT)	113,658	2,640,275
Host Hotels & Resorts, Inc. (REIT)	179,389	3,343,811
Iron Mountain, Inc. (REIT)	68,184	2,240,526
Kimco Realty Corp. (REIT)	103,130	1,485,072
Macerich Co. (The) (REIT)	26,240	1,469,965
Mid-America Apartment Communities, Inc. (REIT)	27,492	2,508,370
Prologis, Inc. (REIT)	128,922	8,120,797
Public Storage (REIT)	36,310	7,276,161
Realty Income Corp. (REIT)	68,231	3,529,590
Regency Centers Corp. (REIT)	35,850	2,114,433
SBA Communications Corp. (REIT)*	28,502	4,871,562
Simon Property Group, Inc. (REIT)	75,425	11,641,849
SL Green Realty Corp. (REIT)	23,840	2,308,427
UDR, Inc. (REIT)	64,874	2,310,812
Ventas, Inc. (REIT)	86,266	4,272,755
Vornado Realty Trust (REIT)	41,805	2,813,476
Welltower, Inc. (REIT)	89,733	4,884,167
Weyerhaeuser Co. (REIT)	182,941	6,402,935

		147,510,856

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	73,230	3,457,921

Total Real Estate		150,968,777

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	1,488,717	53,072,761
CenturyLink, Inc.	235,833	3,874,736
Verizon Communications, Inc.	989,036	47,295,702

Total Telecommunication Services		104,243,199

Utilities (2.8%)
Electric Utilities (1.7%)
Alliant Energy Corp.	55,992	2,287,833
American Electric Power Co., Inc.	119,180	8,174,556
Duke Energy Corp.	169,700	13,146,659
Edison International	78,950	5,025,957
Entergy Corp.	43,700	3,442,686
Eversource Energy	76,794	4,524,702

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Exelon Corp.	232,720	$9,078,407
FirstEnergy Corp.	108,232	3,680,970
NextEra Energy, Inc.	114,050	18,627,787
PG&E Corp.	124,250	5,458,303
Pinnacle West Capital Corp.	27,050	2,158,590
PPL Corp.	165,638	4,685,899
Southern Co. (The)	243,250	10,863,545
Xcel Energy, Inc.	123,095	5,598,361

		96,754,255

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	160,050	1,819,769
NRG Energy, Inc.	72,868	2,224,660

		4,044,429

Multi-Utilities (0.9%)
Ameren Corp.	58,800	3,329,844
CenterPoint Energy, Inc.	104,500	2,863,300
CMS Energy Corp.	68,300	3,093,307
Consolidated Edison, Inc.	75,150	5,857,191
Dominion Energy, Inc.	156,046	10,522,182
DTE Energy Co.	43,450	4,536,180
NiSource, Inc.	81,659	1,952,467
Public Service Enterprise Group, Inc.	122,650	6,161,936
SCANA Corp.	34,561	1,297,765
Sempra Energy	60,822	6,764,623
WEC Energy Group, Inc.	76,482	4,795,421

		51,174,216

Water Utilities (0.1%)
American Water Works Co., Inc.	43,231	3,550,563

Total Utilities		155,523,463

Total Common Stocks (99.3%) (Cost $2,500,789,695)		5,471,145,895

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,000,146, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,000,300, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $2,040,102.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $2,000,600, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $2,040,104.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,500,219, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,530,076.(xx)	1,500,000	1,500,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $7,688,015, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $7,840,669.(xx)	7,686,920	7,686,920
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $500,079, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $510,258.(xx)	500,000	500,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,300,355, collateralized by various Common Stocks; total market value $2,558,329.(xx)	2,300,000	2,300,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,300,355, collateralized by various Common Stocks; total market value $2,558,329.(xx)	2,300,000	2,300,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $1,000,366, collateralized by various Common Stocks; total market value $1,112,317.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,000,300, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $2,040,039.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $3,000,992, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $3,060,000.(xx)	$3,000,000	$3,000,000

Total Repurchase Agreements		30,286,920

Total Short-Term Investments (0.5%) (Cost $30,286,920)		30,286,920

Total Investments in Securities (99.8%) (Cost $2,531,076,615)		5,501,432,815
Other Assets Less Liabilities (0.2%)		10,970,688

Net Assets (100%)		$5,512,403,503

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,205,970.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $31,022,853. This was secured by cash collateral of $30,286,920 which was subsequently invested in joint repurchase agreements with a total value of $30,286,920, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,215,354 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	250	6/2018	USD	33,037,500	(1,066,279)

					(1,066,279)

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$691,960,932	$—	$—	$691,960,932
Consumer Staples	418,270,967	—	—	418,270,967
Energy	313,594,639	—	—	313,594,639
Financials	809,644,106	—	—	809,644,106
Health Care	750,737,859	—	—	750,737,859
Industrials	558,541,105	—	—	558,541,105
Information Technology	1,361,837,624	—	—	1,361,837,624
Materials	155,823,224	—	—	155,823,224
Real Estate	150,968,777	—	—	150,968,777
Telecommunication Services	104,243,199	—	—	104,243,199
Utilities	155,523,463	—	—	155,523,463
Short-Term Investments
Repurchase Agreements	—	30,286,920	—	30,286,920

Total Assets	$5,471,145,895	$30,286,920	$—	$5,501,432,815

Liabilities:
Futures	$(1,066,279)	$—	$—	$(1,066,279)

Total Liabilities	$(1,066,279)	$—	$—	$(1,066,279)

Total	$5,470,079,616	$30,286,920	$—	$5,500,366,536

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,106,581,785
Aggregate gross unrealized depreciation	(161,133,015)

Net unrealized appreciation	$2,945,448,770

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,554,917,766

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (3.9%)
Australia & New Zealand Banking Group Ltd.
2.300%, 6/1/21		$250,000	$243,019
Australia Government Bond
1.750%, 11/21/20(m)	AUD	9,200,000	7,010,697
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22		$94,000	93,311
Commonwealth Bank of Australia
2.300%, 9/6/19		150,000	148,788
National Australia Bank Ltd.
2.500%, 7/12/26		250,000	229,001
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	1,950,000	1,696,644
Queensland Treasury Corp.
4.000%, 6/21/19(m)		2,250,000	1,768,429
Westpac Banking Corp.
2.700%, 8/19/26		$150,000	138,889

Total Australia			11,328,778

Belgium (0.2%)
Anheuser-Busch Cos. LLC
5.000%, 3/1/19		38,000	38,760
Anheuser-Busch InBev Finance, Inc.
2.650%, 2/1/21		75,000	74,386
2.625%, 1/17/23		94,000	91,448
3.300%, 2/1/23		150,000	150,118
3.650%, 2/1/26		250,000	248,073
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21		47,000	48,726

Total Belgium			651,511

Bermuda (0.0%)
XLIT Ltd.
6.375%, 11/15/24		100,000	115,395

Brazil (1.3%)
BRF SA
7.750%, 5/22/18§	BRL	1,000,000	299,031
Embraer Netherlands Finance BV
5.400%, 2/1/27		$100,000	105,660
Federative Republic of Brazil
10.000%, 1/1/19	BRL	3,540,000	1,100,604
10.000%, 1/1/25		6,450,000	2,020,722
Vale Overseas Ltd.
4.375%, 1/11/22(x)		$13,000	13,268

Total Brazil			3,539,285

Canada (5.3%)
Agrium, Inc.
3.150%, 10/1/22		19,000	18,838
Alimentation Couche-Tard, Inc.
3.550%, 7/26/27(m)		600,000	576,678
Bank of Nova Scotia (The)
4.500%, 12/16/25		100,000	101,617
Canada Housing Trust No. 1
1.250%, 12/15/20§	CAD	3,125,000	2,377,035
Canadian Government Bond
0.750%, 9/1/20		7,270,000	5,499,407
2.750%, 12/1/48		1,350,000	1,168,737
Cenovus Energy, Inc.
4.250%, 4/15/27(x)		$100,000	97,400
Enbridge, Inc.
3.500%, 6/10/24		50,000	48,730
3.700%, 7/15/27		100,000	96,060
Export Development Canada
1.750%, 8/19/19		150,000	148,733
Goldcorp, Inc.
3.625%, 6/9/21		100,000	100,669
Husky Energy, Inc.
4.000%, 4/15/24		50,000	50,623
Hydro-Quebec
8.400%, 1/15/22		75,000	87,684
Province of Manitoba
2.125%, 5/4/22		100,000	96,820
Province of Ontario
2.250%, 5/18/22		250,000	242,675
3.200%, 5/16/24		2,500,000	2,512,025
Province of Quebec
2.375%, 1/31/22		250,000	245,657
2.625%, 2/13/23		94,000	92,796
2.875%, 10/16/24		2,000,000	1,975,286
Royal Bank of Canada
2.500%, 1/19/21		100,000	98,551
Toronto-Dominion Bank (The)
2.250%, 11/5/19		100,000	99,479
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	115,277
4.875%, 1/15/26		80,000	86,891

Total Canada			15,937,668

Chile (0.1%)
Republic of Chile
3.240%, 2/6/28		200,000	196,000

China (0.5%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19		250,000	248,038
Baidu, Inc.
2.750%, 6/9/19		200,000	199,250
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25		200,000	193,297
Tencent Holdings Ltd.
3.595%, 1/19/28§		900,000	864,517

Total China			1,505,102

Colombia (1.4%)
Ecopetrol SA
7.625%, 7/23/19		66,000	69,630
4.125%, 1/16/25		100,000	97,350
Republic of Colombia
4.000%, 2/26/24		200,000	201,850
7.500%, 8/26/26	COP	9,750,000,000	3,736,042

Total Colombia			4,104,872

Denmark (0.9%)
Nykredit Realkredit A/S
2.500%, 10/1/47(m)	DKK	11,861,318	2,040,807
Realkredit Danmark A/S
2.500%, 7/1/47		3,557,661	612,144

Total Denmark			2,652,951

France (0.6%)
BNP Paribas SA
5.000%, 1/15/21		$131,000	137,784
BPCE SA
2.500%, 7/15/19		250,000	248,618
Casino Guichard Perrachon SA
4.498%, 3/7/24(m)	EUR	200,000	260,265
Danone SA
2.947%, 11/2/26§		$780,000	724,270
Paprec Holding SA
4.000%, 3/31/25(b)§	EUR	100,000	123,211
Sanofi
4.000%, 3/29/21		$94,000	96,542
Total Capital International SA
2.700%, 1/25/23		113,000	110,283

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Total Capital SA
4.450%, 6/24/20		$75,000	$77,511

Total France			1,778,484

Germany (1.7%)
Adler Pelzer Holding GmbH
4.125%, 4/1/24(m)	EUR	125,000	155,513
Deutsche Bank AG
3.375%, 5/12/21		$100,000	98,853
4.100%, 1/13/26(x)		150,000	145,538
Kreditanstalt fuer Wiederaufbau
2.750%, 9/8/20		564,000	566,397
2.000%, 10/4/22		188,000	181,860
2.375%, 12/29/22		500,000	490,914
2.500%, 11/20/24		2,150,000	2,143,153
2.000%, 5/2/25(x)		250,000	235,775
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		250,000	241,308
Siemens Financieringsmaatschappij NV
2.350%, 10/15/26§		800,000	731,904
Takko Luxembourg 2 SCA
5.375%, 11/15/23§	EUR	100,000	119,366

Total Germany			5,110,581

Hungary (0.1%)
Republic of Hungary
6.375%, 3/29/21		$250,000	272,500

Indonesia (0.7%)
Republic of Indonesia
7.500%, 8/15/32	IDR	29,000,000,000	2,175,395

Ireland (0.1%)
Ardagh Packaging Finance plc
4.625%, 5/15/23(m)		$275,000	276,045

Italy (3.0%)
Republic of Italy
2.200%, 6/1/27	EUR	3,430,000	4,415,132
2.700%, 3/1/47(m)		3,670,000	4,466,756

Total Italy			8,881,888

Japan (0.4%)
Japan Bank for International Cooperation
2.500%, 5/28/25		$250,000	240,341
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	198,924
3.677%, 2/22/27		200,000	197,284
Mizuho Financial Group, Inc.
3.170%, 9/11/27		200,000	187,993
Nomura Holdings, Inc.
6.700%, 3/4/20		94,000	100,258
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26		100,000	99,556
3.010%, 10/19/26(x)		150,000	140,971

Total Japan			1,165,327

Luxembourg (0.1%)
LSF10 Wolverine Investments SCA
5.000%, 3/15/24(b)§	EUR	100,000	123,673

Malaysia (2.1%)
Federation of Malaysia
3.955%, 9/15/25	MYR	14,900,000	3,849,231
3.900%, 11/30/26		7,000,000	1,791,492
4.498%, 4/15/30		2,275,000	593,800

Total Malaysia			6,234,523

Mexico (2.7%)
America Movil SAB de CV
5.000%, 3/30/20		$113,000	116,596
CEMEX Finance LLC
4.625%, 6/15/24(m)	EUR	200,000	262,393
Nemak SAB de CV
3.250%, 3/15/24(m)		100,000	125,660
Petroleos Mexicanos
6.375%, 2/4/21		$150,000	159,544
3.500%, 1/30/23		94,000	90,052
4.875%, 1/18/24(x)		100,000	101,225
4.500%, 1/23/26		200,000	193,150
Sigma Alimentos SA de CV
2.625%, 2/7/24(m)	EUR	200,000	257,164
United Mexican States
3.500%, 1/21/21		$150,000	152,250
4.000%, 10/2/23(x)		150,000	153,900
4.125%, 1/21/26(x)		200,000	203,100
7.750%, 11/13/42	MXN	106,400,000	5,941,131

Total Mexico			7,756,165

Netherlands (0.6%)
ABN AMRO Bank NV
2.450%, 6/4/20§		$320,000	315,828
AerCap Ireland Capital DAC
3.950%, 2/1/22		400,000	401,367
Cooperatieve Rabobank UA
4.625%, 12/1/23		250,000	259,822
Koninklijke Philips NV
3.750%, 3/15/22		94,000	95,712
Shell International Finance BV
4.300%, 9/22/19		188,000	192,912
3.400%, 8/12/23		50,000	50,441
3.250%, 5/11/25		95,000	93,839
UPCB Finance IV Ltd.
5.375%, 1/15/25(m)		300,000	289,500

Total Netherlands			1,699,421

New Zealand (2.1%)
New Zealand Government Bond
4.500%, 4/15/27(m)	NZD	7,515,000	6,171,254

Norway (2.0%)
Kingdom of Norway
1.500%, 2/19/26(m)	NOK	6,700,000	837,303
1.750%, 2/17/27(m)		41,110,000	5,207,574
Statoil ASA
3.700%, 3/1/24		$100,000	101,755

Total Norway			6,146,632

Peru (0.8%)
Republic of Peru
6.350%, 8/12/28(m)	PEN	6,825,000	2,372,797

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		$188,000	199,750
10.625%, 3/16/25		100,000	144,375

Total Philippines			344,125

Poland (2.2%)
Republic of Poland
6.375%, 7/15/19		225,000	235,687
1.500%, 4/25/20	PLN	21,150,000	6,177,346
5.000%, 3/23/22		$38,000	40,613
4.000%, 1/22/24		100,000	104,000

Total Poland			6,557,646

Romania (0.4%)
Romania Government Bond
5.750%, 4/29/20	RON	4,300,000	1,198,436

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Singapore (2.0%)
Republic of Singapore
3.000%, 9/1/24	SGD	4,550,000	$3,636,419
2.875%, 9/1/30		2,830,000	2,243,883

Total Singapore			5,880,302

South Africa (1.3%)
Republic of South Africa
7.750%, 2/28/23	ZAR	27,900,000	2,393,616
8.750%, 2/28/48		16,000,000	1,336,514

Total South Africa			3,730,130

South Korea (1.0%)
Republic of Korea
2.000%, 3/10/20	KRW	3,050,000,000	2,853,260

Spain (0.3%)
Banco Santander SA
3.500%, 4/11/22		$200,000	198,853
Telefonica Emisiones SAU
5.462%, 2/16/21		94,000	99,781
4.103%, 3/8/27		650,000	649,208

Total Spain			947,842

Supranational (4.9%)
Asian Development Bank
1.750%, 1/10/20		500,000	494,046
6.450%, 8/8/21	INR	50,550,000	771,092
1.875%, 2/18/22		$2,200,000	2,132,833
1.750%, 9/13/22		150,000	143,833
2.125%, 3/19/25		100,000	94,238
European Bank for Reconstruction & Development
2.125%, 3/7/22		150,000	146,725
European Investment Bank
1.750%, 6/17/19		250,000	248,211
1.750%, 5/15/20(x)		500,000	492,380
1.375%, 6/15/20		250,000	243,801
1.625%, 6/15/21		100,000	96,774
1.875%, 2/10/25		200,000	187,524
2.125%, 4/13/26		150,000	141,618
2.375%, 5/24/27		2,500,000	2,386,865
Inter-American Development Bank
1.000%, 5/13/19		500,000	492,689
3.875%, 2/14/20		94,000	96,453
2.125%, 1/15/25		250,000	236,102
International Bank for Reconstruction & Development
5.625%, 4/11/21	INR	50,000,000	743,081
2.250%, 6/24/21		$200,000	197,648
2.000%, 1/26/22		250,000	243,734
2.125%, 2/13/23		131,000	127,076
2.500%, 7/29/25		250,000	243,789
1.875%, 10/27/26		3,900,000	3,589,248
International Finance Corp.
1.750%, 3/30/20		250,000	246,529
6.300%, 11/25/24	INR	44,700,000	669,249

Total Supranational			14,465,538

Sweden (0.1%)
Svenska Handelsbanken AB
2.250%, 6/17/19		$250,000	248,393

Switzerland (0.5%)
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	92,822
Credit Suisse AG
4.375%, 8/5/20		250,000	256,820
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		450,000	452,952
Novartis Capital Corp.
3.000%, 11/20/25		150,000	147,054
Selecta Group BV
5.875%, 2/1/24§	EUR	150,000	182,510
UBS AG
2.375%, 8/14/19		$250,000	248,140

Total Switzerland			1,380,298

Thailand (1.3%)
Thailand Government Bond
3.850%, 12/12/25	THB	105,850,000	3,754,645

United Arab Emirates (0.1%)
MDC-GMTN BV
5.500%, 4/20/21(m)		$319,000	337,741

United Kingdom (2.8%)
AstraZeneca plc
3.375%, 11/16/25		100,000	98,756
Barclays Bank plc
5.140%, 10/14/20		131,000	134,952
Barclays plc
2.750%, 11/8/19		250,000	248,009
3.200%, 8/10/21		200,000	197,551
BAT Capital Corp.
3.557%, 8/15/27§		150,000	143,757
BP Capital Markets plc
2.237%, 5/10/19		150,000	149,319
2.521%, 1/15/20		50,000	49,669
4.500%, 10/1/20		38,000	39,322
3.062%, 3/17/22		130,000	129,394
3.245%, 5/6/22		75,000	74,950
3.224%, 4/14/24		1,175,000	1,158,935
CPUK Finance Ltd.
4.250%, 8/28/22(m)	GBP	100,000	140,489
Firstgroup plc
5.250%, 11/29/22(m)		400,000	631,923
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23		$94,000	91,918
Heathrow Funding Ltd.
7.125%, 2/14/24(m)	GBP	250,000	431,378
HSBC Holdings plc
5.100%, 4/5/21		$150,000	157,714
4.000%, 3/30/22		100,000	102,238
3.600%, 5/25/23		200,000	200,762
4.375%, 11/23/26		200,000	198,151
Jaguar Land Rover Automotive plc
3.500%, 3/15/20(m)		200,000	198,125
Lloyds Banking Group plc
4.500%, 11/4/24		200,000	201,022
Ocado Group plc
4.000%, 6/15/24(m)	GBP	100,000	138,210
RAC Bond Co. plc
5.000%, 11/6/22(m)		200,000	263,792
Reynolds American, Inc.
6.875%, 5/1/20		$38,000	40,730
4.850%, 9/15/23		150,000	158,260
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25		150,000	151,938
Royal Bank of Scotland Group plc
4.800%, 4/5/26		200,000	205,355
Santander UK plc
2.350%, 9/10/19		150,000	148,796
2.375%, 3/16/20		700,000	691,363
Sky plc
3.750%, 9/16/24§		700,000	709,164
Tesco plc
6.125%, 2/24/22	GBP	150,000	237,097

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Thomas Cook Finance 2 plc
3.875%, 7/15/23§	EUR	100,000	$124,288
U.K. Treasury Bonds
1.250%, 7/22/27(m)	GBP	150,000	207,891
Unilever Capital Corp.
2.000%, 7/28/26		$100,000	89,002
Vodafone Group plc
5.450%, 6/10/19		113,000	116,540
2.950%, 2/19/23		94,000	91,494
WPP Finance 2010
3.750%, 9/19/24		50,000	49,431

Total United Kingdom			8,201,685

United States (51.0%)
21st Century Fox America, Inc.
5.650%, 8/15/20		56,000	59,425
3.700%, 10/15/25		100,000	101,310
3M Co.
3.000%, 8/7/25		100,000	98,900
Abbott Laboratories
2.550%, 3/15/22		90,000	87,549
3.400%, 11/30/23		100,000	99,096
AbbVie, Inc.
2.900%, 11/6/22		131,000	127,783
3.600%, 5/14/25		150,000	147,781
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	56,964
Allergan Finance LLC
3.250%, 10/1/22		75,000	73,388
Allergan Funding SCS
3.450%, 3/15/22		400,000	396,866
3.800%, 3/15/25		150,000	147,357
Allstate Corp. (The)
3.150%, 6/15/23		94,000	94,114
Altria Group, Inc.
9.250%, 8/6/19		42,000	45,470
2.950%, 5/2/23		94,000	91,547
4.000%, 1/31/24		100,000	102,156
Amazon.com, Inc.
2.600%, 12/5/19		100,000	99,987
3.300%, 12/5/21		100,000	101,146
3.150%, 8/22/27§		100,000	96,767
American Express Co.
2.650%, 12/2/22		203,000	196,653
American Honda Finance Corp.
2.900%, 2/16/24		150,000	146,912
American International Group, Inc.
4.875%, 6/1/22		150,000	157,791
American Tower Corp. (REIT)
5.050%, 9/1/20		113,000	117,758
5.000%, 2/15/24		100,000	105,195
Ameriprise Financial, Inc.
5.300%, 3/15/20		94,000	98,017
4.000%, 10/15/23		100,000	103,834
Amgen, Inc.
3.450%, 10/1/20		188,000	189,836
2.700%, 5/1/22		75,000	73,170
3.625%, 5/15/22		56,000	56,674
Anadarko Petroleum Corp.
5.550%, 3/15/26(x)		100,000	108,520
Andeavor
5.125%, 12/15/26		100,000	105,700
Anthem, Inc.
2.250%, 8/15/19		100,000	98,916
3.350%, 12/1/24		200,000	194,176
Aon Corp.
5.000%, 9/30/20		113,000	118,025
Apple, Inc.
2.100%, 5/6/19		150,000	149,475
2.850%, 5/6/21		250,000	250,163
2.150%, 2/9/22		100,000	97,145
2.850%, 2/23/23		75,000	74,358
3.200%, 5/13/25		75,000	74,174
2.450%, 8/4/26		100,000	92,550
3.350%, 2/9/27		100,000	98,690
2.900%, 9/12/27		150,000	142,692
Applied Materials, Inc.
4.300%, 6/15/21		75,000	78,203
Arizona Public Service Co.
3.150%, 5/15/25		100,000	98,151
AT&T, Inc.
4.600%, 2/15/21		188,000	194,926
3.875%, 8/15/21		113,000	115,058
3.000%, 6/30/22		50,000	49,034
2.625%, 12/1/22		94,000	90,333
3.400%, 8/14/24		100,000	100,682
3.950%, 1/15/25		100,000	99,869
3.400%, 5/15/25		150,000	144,062
3.900%, 8/14/27		100,000	100,309
AutoZone, Inc.
4.000%, 11/15/20		94,000	96,178
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20		100,000	101,574
Baker Hughes a GE Co. LLC
3.337%, 12/15/27		60,000	57,235
Bank of America Corp.
2.650%, 4/1/19		100,000	99,974
2.250%, 4/21/20		100,000	98,412
2.625%, 10/19/20		150,000	148,365
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)§		583,000	571,882
4.125%, 1/22/24		100,000	103,019
4.200%, 8/26/24		100,000	101,077
4.000%, 1/22/25		100,000	99,512
4.450%, 3/3/26		100,000	101,339
3.500%, 4/19/26		100,000	98,000
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)		100,000	98,988
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20		120,000	119,043
4.150%, 2/1/21		113,000	116,391
3.000%, 2/24/25		65,000	62,920
BB&T Corp.
2.450%, 1/15/20		100,000	99,063
2.750%, 4/1/22		250,000	245,242
Becton Dickinson and Co.
2.675%, 12/15/19		150,000	149,130
3.363%, 6/6/24		150,000	144,356
Berkshire Hathaway Energy Co.
2.400%, 2/1/20		150,000	148,323
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22		94,000	94,183
Berkshire Hathaway, Inc.
2.750%, 3/15/23		65,000	63,909
3.125%, 3/15/26		100,000	97,487
Biogen, Inc.
4.050%, 9/15/25		100,000	102,383
Boston Properties LP (REIT)
5.625%, 11/15/20		100,000	105,882
3.650%, 2/1/26		100,000	98,212

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Boston Scientific Corp.
3.850%, 5/15/25		$50,000	$50,386
Bristol-Myers Squibb Co.
2.000%, 8/1/22		94,000	90,119
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27		100,000	95,329
Broadcom Corp.
3.875%, 1/15/27		200,000	194,430
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26		30,000	28,950
Burlington Northern Santa Fe LLC
3.050%, 3/15/22		94,000	94,122
3.750%, 4/1/24		25,000	25,724
Capital One Bank USA NA
3.375%, 2/15/23		300,000	292,622
Caterpillar Financial Services Corp.
2.100%, 6/9/19		250,000	248,606
Caterpillar, Inc.
2.600%, 6/26/22		56,000	54,821
CBS Corp.
2.900%, 1/15/27		100,000	90,340
Celgene Corp.
3.950%, 10/15/20		19,000	19,346
3.875%, 8/15/25		150,000	148,582
CenterPoint Energy Resources Corp.
4.500%, 1/15/21		65,000	67,040
Charter Communications Operating LLC
4.908%, 7/23/25		170,000	173,060
Chevron Corp.
2.193%, 11/15/19		285,000	283,639
3.191%, 6/24/23		75,000	74,983
2.954%, 5/16/26		150,000	144,166
Chubb INA Holdings, Inc.
3.350%, 5/15/24		100,000	99,812
Cigna Corp.
4.500%, 3/15/21		94,000	97,202
Cisco Systems, Inc.
4.450%, 1/15/20		188,000	193,814
2.200%, 2/28/21		250,000	245,453
Citigroup, Inc.
2.650%, 10/26/20		250,000	246,966
4.500%, 1/14/22		100,000	103,814
(ICE LIBOR USD 3 Month + 0.95%), 2.876%, 7/24/23(k)		250,000	243,572
3.875%, 10/25/23		100,000	101,131
3.750%, 6/16/24		150,000	151,045
3.300%, 4/27/25		65,000	63,028
4.400%, 6/10/25		100,000	101,754
3.200%, 10/21/26		100,000	94,859
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)		100,000	99,443
Clorox Co. (The)
3.500%, 12/15/24		100,000	100,741
CNA Financial Corp.
5.875%, 8/15/20		56,000	59,443
Coca-Cola Co. (The)
3.150%, 11/15/20		169,000	170,700
3.200%, 11/1/23		100,000	100,512
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		38,000	47,725
Comcast Corp.
5.150%, 3/1/20		94,000	97,807
3.375%, 8/15/25		100,000	98,565
3.300%, 2/1/27		100,000	96,529
Commonwealth Edison Co.
3.400%, 9/1/21		150,000	151,722
2.550%, 6/15/26		100,000	93,315
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21		80,000	83,355
Conagra Brands, Inc.
3.200%, 1/25/23		54,000	53,445
Connecticut Light & Power Co. (The)
2.500%, 1/15/23		94,000	91,093
ConocoPhillips Co.
2.400%, 12/15/22		244,000	234,161
Constellation Brands, Inc.
4.750%, 12/1/25		100,000	104,880
Consumers Energy Co.
6.700%, 9/15/19		94,000	99,229
Corning, Inc.
4.250%, 8/15/20		56,000	57,553
Costco Wholesale Corp.
2.250%, 2/15/22		55,000	53,604
Coty, Inc.
4.000%, 4/15/23(b)§	EUR	100,000	123,673
Crown Castle International Corp. (REIT)
4.450%, 2/15/26		$100,000	101,603
CSX Corp.
3.350%, 11/1/25		100,000	97,809
CVS Health Corp.
3.875%, 7/20/25		133,000	132,127
2.875%, 6/1/26		150,000	138,119
DDR Corp. (REIT)
3.625%, 2/1/25		100,000	96,357
Deere & Co.
4.375%, 10/16/19		131,000	134,339
2.600%, 6/8/22		38,000	37,165
Dell International LLC
5.450%, 6/15/23§		100,000	105,967
6.020%, 6/15/26§		150,000	161,166
Delphi Corp.
4.150%, 3/15/24		100,000	102,578
Devon Energy Corp.
4.000%, 7/15/21		113,000	114,554
Discover Financial Services
3.950%, 11/6/24		100,000	99,250
Discovery Communications LLC
4.375%, 6/15/21		38,000	39,021
3.800%, 3/13/24		100,000	98,565
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24		50,000	49,134
Dominion Energy, Inc.
2.500%, 12/1/19		300,000	296,894
Dow Chemical Co. (The)
8.550%, 5/15/19		113,000	119,835
4.250%, 11/15/20		59,000	60,586
DTE Energy Co.
2.400%, 12/1/19		150,000	148,124
Duke Energy Corp.
3.950%, 10/15/23		100,000	101,695
Duke Energy Indiana LLC
3.750%, 7/15/20		38,000	38,766
Eastman Chemical Co.
3.600%, 8/15/22		75,000	75,320
Eaton Corp.
2.750%, 11/2/22		94,000	92,005
eBay, Inc.
3.250%, 10/15/20		38,000	38,182
3.600%, 6/5/27		100,000	96,693

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Ecolab, Inc.
4.350%, 12/8/21		$77,000	$80,342
Emerson Electric Co.
2.625%, 2/15/23		94,000	91,496
Energy Transfer Partners LP
4.650%, 6/1/21		150,000	154,094
4.050%, 3/15/25		100,000	98,374
Entergy Corp.
5.125%, 9/15/20		113,000	117,705
2.950%, 9/1/26		150,000	140,060
Enterprise Products Operating LLC
2.550%, 10/15/19		150,000	149,065
3.350%, 3/15/23		94,000	93,425
3.900%, 2/15/24		50,000	50,922
EOG Resources, Inc.
5.625%, 6/1/19		28,000	28,858
4.100%, 2/1/21		75,000	76,929
EQT Corp.
4.875%, 11/15/21		94,000	98,008
Essex Portfolio LP (REIT)
3.875%, 5/1/24		100,000	100,596
Expedia Group, Inc.
5.950%, 8/15/20		56,000	59,220
Express Scripts Holding Co.
3.900%, 2/15/22		94,000	95,164
3.400%, 3/1/27		100,000	93,814
Exxon Mobil Corp.
2.397%, 3/6/22		100,000	97,966
3.176%, 3/15/24		100,000	100,289
Federal-Mogul LLC
5.000%, 7/15/24(m)	EUR	100,000	120,289
FedEx Corp.
2.300%, 2/1/20		$60,000	59,328
2.625%, 8/1/22		19,000	18,642
FHLB
2.750%, 12/13/24		200,000	199,545
FHLMC
2.375%, 1/13/22		1,614,000	1,603,393
Fidelity National Information Services, Inc.
3.500%, 4/15/23		75,000	74,797
5.000%, 10/15/25		100,000	107,449
Fifth Third Bancorp
2.875%, 7/27/20		150,000	149,472
FirstEnergy Corp.
3.900%, 7/15/27		150,000	147,011
Fiserv, Inc.
4.750%, 6/15/21		56,000	58,650
Florida Power & Light Co.
3.250%, 6/1/24		100,000	100,358
Flowserve Corp.
4.000%, 11/15/23		50,000	50,062
FNMA
1.750%, 6/20/19		800,000	795,549
1.000%, 8/28/19		1,500,000	1,474,261
1.250%, 8/17/21		500,000	479,728
2.125%, 4/24/26		250,000	236,498
Ford Motor Credit Co. LLC
4.389%, 1/8/26		200,000	199,101
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		217,000	211,931
GE Capital UK Funding Unlimited Co.
5.125%, 5/24/23(m)	GBP	200,000	319,150
General Dynamics Corp.
3.875%, 7/15/21		$38,000	39,071
2.250%, 11/15/22		56,000	53,882
General Electric Co.
6.000%, 8/7/19		150,000	155,831
5.300%, 2/11/21		76,000	79,784
2.700%, 10/9/22		75,000	72,480
3.100%, 1/9/23		75,000	73,430
General Mills, Inc.
2.200%, 10/21/19		100,000	99,008
General Motors Financial Co., Inc.
4.000%, 1/15/25		100,000	98,592
4.300%, 7/13/25		100,000	100,005
5.250%, 3/1/26		50,000	52,673
3.850%, 1/5/28		100,000	95,031
Georgia Power Co.
3.250%, 4/1/26		100,000	96,839
Gilead Sciences, Inc.
4.400%, 12/1/21		113,000	117,909
3.250%, 9/1/22		30,000	30,067
3.650%, 3/1/26		100,000	100,217
Goldman Sachs Group, Inc. (The)
2.550%, 10/23/19		100,000	99,603
6.000%, 6/15/20		188,000	199,293
2.750%, 9/15/20		30,000	29,698
3.625%, 1/22/23		56,000	56,223
3.850%, 7/8/24		150,000	150,565
4.250%, 10/21/25		75,000	75,081
3.750%, 2/25/26		30,000	29,459
3.500%, 11/16/26		150,000	144,213
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)		100,000	97,188
Great Plains Energy, Inc.
4.850%, 6/1/21		38,000	39,711
Halliburton Co.
3.800%, 11/15/25		150,000	150,168
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20		56,000	58,767
HCP, Inc. (REIT)
2.625%, 2/1/20		94,000	92,923
3.400%, 2/1/25		100,000	96,423
Hewlett Packard Enterprise Co.
4.900%, 10/15/25		200,000	207,670
Home Depot, Inc. (The)
2.000%, 6/15/19		250,000	248,398
2.625%, 6/1/22		75,000	73,895
2.125%, 9/15/26		25,000	22,625
Hospitality Properties Trust (REIT)
4.500%, 3/15/25		100,000	100,885
HP, Inc.
4.050%, 9/15/22		100,000	103,102
HSBC USA, Inc.
2.250%, 6/23/19		300,000	298,140
Humana, Inc.
3.950%, 3/15/27		100,000	99,480
Illinois Tool Works, Inc.
3.500%, 3/1/24		100,000	101,820
Intel Corp.
3.300%, 10/1/21		94,000	95,447
2.700%, 12/15/22		75,000	74,004
Intercontinental Exchange, Inc.
2.750%, 12/1/20		125,000	124,280
International Business Machines Corp.
3.625%, 2/12/24		150,000	152,921
International Game Technology plc
6.250%, 2/15/22(m)		250,000	261,875
International Paper Co.
4.750%, 2/15/22		47,000	49,381

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.650%, 6/15/24	$100,000	$99,561
Jefferies Group LLC
4.850%, 1/15/27	100,000	102,234
JM Smucker Co. (The)
3.000%, 3/15/22	135,000	133,869
Johnson & Johnson
2.450%, 12/5/21	100,000	98,788
2.050%, 3/1/23	25,000	24,051
3.375%, 12/5/23	50,000	50,984
JPMorgan Chase & Co.
2.250%, 1/23/20	100,000	98,793
4.250%, 10/15/20	376,000	386,670
2.972%, 1/15/23	250,000	245,016
3.200%, 1/25/23	131,000	129,768
3.625%, 5/13/24	100,000	99,717
3.875%, 9/10/24	150,000	149,195
3.125%, 1/23/25	100,000	96,490
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	100,000	97,473
3.300%, 4/1/26	100,000	96,711
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)	100,000	99,056
Juniper Networks, Inc.
4.600%, 3/15/21	38,000	39,459
Kellogg Co.
4.000%, 12/15/20	94,000	96,277
KeyCorp
2.900%, 9/15/20	75,000	74,805
5.100%, 3/24/21	75,000	79,156
Kimberly-Clark Corp.
1.900%, 5/22/19	150,000	148,792
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	150,000	159,093
6.500%, 4/1/20	75,000	79,476
Kinder Morgan, Inc.
3.050%, 12/1/19	250,000	249,351
KLA-Tencor Corp.
4.125%, 11/1/21	90,000	92,926
Kohl’s Corp.
4.750%, 12/15/23	50,000	52,594
Kraft Heinz Foods Co.
5.375%, 2/10/20	98,000	102,051
3.500%, 7/15/22	100,000	99,963
Kroger Co. (The)
6.150%, 1/15/20(x)	94,000	99,065
L3 Technologies, Inc.
4.950%, 2/15/21	56,000	58,356
Laboratory Corp. of America Holdings
3.200%, 2/1/22	50,000	49,719
Lam Research Corp.
3.800%, 3/15/25	30,000	30,110
Leucadia National Corp.
5.500%, 10/18/23	50,000	51,240
LG&E & KU Energy LLC
3.750%, 11/15/20	75,000	76,634
Liberty Property LP (REIT)
4.125%, 6/15/22	56,000	57,557
Life Technologies Corp.
5.000%, 1/15/21	75,000	78,777
Lincoln National Corp.
4.850%, 6/24/21	56,000	59,052
Lockheed Martin Corp.
4.250%, 11/15/19	113,000	115,521
3.550%, 1/15/26	100,000	99,352
Lowe’s Cos., Inc.
3.375%, 9/15/25	100,000	99,179
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	216,372
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24(x)	100,000	96,189
Marathon Oil Corp.
2.800%, 11/1/22	75,000	72,232
Marathon Petroleum Corp.
5.125%, 3/1/21	94,000	99,259
Marriott International, Inc.
3.125%, 10/15/21	100,000	98,909
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24	100,000	99,575
McDonald’s Corp.
3.250%, 6/10/24	150,000	148,534
Medco Health Solutions, Inc.
4.125%, 9/15/20	75,000	76,736
Medtronic, Inc.
2.500%, 3/15/20	150,000	149,169
3.150%, 3/15/22	55,000	54,924
3.500%, 3/15/25	100,000	99,998
Merck & Co., Inc.
2.350%, 2/10/22	30,000	29,395
2.750%, 2/10/25	150,000	145,025
MetLife, Inc.
4.750%, 2/8/21	100,000	104,277
Microsoft Corp.
3.000%, 10/1/20	56,000	56,511
2.375%, 2/12/22	60,000	58,840
2.650%, 11/3/22	75,000	74,002
2.125%, 11/15/22	100,000	96,394
2.000%, 8/8/23	90,000	85,291
3.300%, 2/6/27	250,000	247,816
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	92,694
Monsanto Co.
2.750%, 7/15/21	35,000	34,429
Moody’s Corp.
4.500%, 9/1/22	19,000	19,904
Morgan Stanley
2.375%, 7/23/19	150,000	149,007
5.500%, 1/26/20	150,000	156,468
2.800%, 6/16/20	95,000	94,324
5.750%, 1/25/21	188,000	200,476
2.500%, 4/21/21	100,000	97,688
3.750%, 2/25/23	56,000	56,622
4.100%, 5/22/23	100,000	101,165
4.000%, 7/23/25	100,000	100,774
3.125%, 7/27/26	100,000	94,425
3.625%, 1/20/27	100,000	97,757
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	96,763
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	100,000	98,414
Mosaic Co. (The)
4.250%, 11/15/23(x)	100,000	101,987
Motorola Solutions, Inc.
3.750%, 5/15/22	56,000	56,197
MPLX LP
4.500%, 7/15/23	50,000	51,745
4.875%, 6/1/25	50,000	52,410
MUFG Americas Holdings Corp.
3.000%, 2/10/25	150,000	144,609

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Mylan NV
3.950%, 6/15/26	$100,000	$96,962
Nasdaq, Inc.
5.550%, 1/15/20	75,000	78,375
National Oilwell Varco, Inc.
2.600%, 12/1/22	113,000	107,908
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	100,000	100,438
NBCUniversal Media LLC
4.375%, 4/1/21	150,000	155,486
NetApp, Inc.
3.375%, 6/15/21	100,000	100,647
Newell Brands, Inc.
3.850%, 4/1/23	55,000	54,779
4.200%, 4/1/26	100,000	98,201
Newmont Mining Corp.
3.500%, 3/15/22	94,000	93,768
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19	150,000	149,315
Noble Energy, Inc.
4.150%, 12/15/21	94,000	96,041
Norfolk Southern Corp.
5.900%, 6/15/19	103,000	106,737
Northrop Grumman Corp.
3.500%, 3/15/21	19,000	19,271
Occidental Petroleum Corp.
2.700%, 2/15/23	94,000	91,936
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	100,000	99,574
Omnicom Group, Inc.
4.450%, 8/15/20	38,000	39,129
3.625%, 5/1/22	19,000	19,129
Oracle Corp.
2.500%, 5/15/22	100,000	97,888
2.500%, 10/15/22	75,000	73,019
2.400%, 9/15/23	100,000	95,519
2.650%, 7/15/26	100,000	93,054
3.250%, 11/15/27	150,000	145,662
Pacific Gas & Electric Co.
3.500%, 10/1/20	56,000	56,319
2.950%, 3/1/26	100,000	93,385
Parker-Hannifin Corp.
3.300%, 11/21/24	100,000	99,868
PepsiCo, Inc.
1.850%, 4/30/20	100,000	98,410
3.000%, 10/15/27	250,000	239,867
Pfizer, Inc.
2.100%, 5/15/19	100,000	99,648
2.200%, 12/15/21	100,000	97,425
3.000%, 12/15/26	150,000	145,108
Philip Morris International, Inc.
3.600%, 11/15/23	50,000	50,220
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	97,438
PNC Bank NA
2.625%, 2/17/22	250,000	243,989
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24	150,000	152,477
PPL Capital Funding, Inc.
4.200%, 6/15/22	47,000	48,742
Precision Castparts Corp.
2.500%, 1/15/23	38,000	36,957
Progress Energy, Inc.
4.400%, 1/15/21	94,000	96,533
Progressive Corp. (The)
3.750%, 8/23/21	56,000	57,422
Prudential Financial, Inc.
2.350%, 8/15/19	150,000	149,138
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	100,000	105,250
Puget Energy, Inc.
3.650%, 5/15/25	50,000	49,490
QUALCOMM, Inc.
3.450%, 5/20/25	100,000	97,981
Raytheon Co.
3.125%, 10/15/20	94,000	94,466
Realty Income Corp. (REIT)
3.250%, 10/15/22	56,000	55,384
Reinsurance Group of America, Inc.
4.700%, 9/15/23	50,000	52,613
Republic Services, Inc.
5.250%, 11/15/21	94,000	100,476
Roper Technologies, Inc.
3.125%, 11/15/22	75,000	74,227
Ryder System, Inc.
2.500%, 5/11/20	45,000	44,509
S&P Global, Inc.
3.300%, 8/14/20	35,000	35,231
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	150,000	163,566
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	101,653
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	118,636
Scripps Networks Interactive, Inc.
3.900%, 11/15/24	100,000	99,296
Seagate HDD Cayman
4.750%, 6/1/23	25,000	25,198
4.750%, 1/1/25	50,000	48,926
Sempra Energy
2.400%, 3/15/20	200,000	197,535
Senior Housing Properties Trust (REIT)
3.250%, 5/1/19	100,000	100,064
Sherwin-Williams Co. (The)
2.750%, 6/1/22	250,000	243,320
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	225,000	209,535
Simon Property Group LP (REIT)
3.300%, 1/15/26	100,000	96,813
Southern California Edison Co.
3.875%, 6/1/21	19,000	19,477
Southern Co. (The)
2.150%, 9/1/19	100,000	99,056
2.750%, 6/15/20	100,000	99,352
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	55,355
Starbucks Corp.
3.850%, 10/1/23	50,000	51,605
State of California
5.700%, 11/1/21	100,000	109,715
State Street Corp.
3.300%, 12/16/24	65,000	64,165
Stryker Corp.
3.500%, 3/15/26	100,000	99,186
Synchrony Financial
2.700%, 2/3/20	25,000	24,723
3.750%, 8/15/21	50,000	50,453
4.500%, 7/23/25	100,000	100,004
Sysco Corp.
2.600%, 10/1/20	30,000	29,727
3.750%, 10/1/25	100,000	100,770

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
TD Ameritrade Holding Corp.
2.950%, 4/1/22	$100,000	$99,287
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	98,028
Textron, Inc.
4.300%, 3/1/24	100,000	103,562
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	160,000	162,100
Time Warner Cable LLC
8.250%, 4/1/19	200,000	209,860
Time Warner, Inc.
3.550%, 6/1/24	150,000	148,036
Toyota Motor Credit Corp.
2.150%, 3/12/20	135,000	133,294
3.300%, 1/12/22	94,000	94,966
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	50,000	61,386
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	77,909
U.S. Treasury Bonds
8.500%, 2/15/20	113,000	126,040
8.125%, 5/15/21	500,000	585,469
7.125%, 2/15/23	788,000	952,256
7.500%, 11/15/24	500,000	647,046
6.000%, 2/15/26	990,000	1,221,413
6.500%, 11/15/26	150,000	193,641
6.375%, 8/15/27	300,000	390,574
6.125%, 11/15/27	250,000	321,406
U.S. Treasury Notes
1.250%, 4/30/19	1,000,000	990,244
3.125%, 5/15/19	500,000	505,088
1.125%, 5/31/19	500,000	493,913
1.500%, 5/31/19	500,000	496,133
1.250%, 6/30/19	900,000	889,629
1.625%, 6/30/19	1,500,000	1,489,636
0.750%, 7/15/19	800,000	785,328
1.375%, 7/31/19	1,500,000	1,483,865
1.625%, 7/31/19	600,000	595,518
3.625%, 8/15/19	843,000	858,864
1.250%, 8/31/19	990,000	976,649
1.500%, 10/31/19	1,100,000	1,087,190
3.375%, 11/15/19	1,069,000	1,088,042
1.500%, 11/30/19	2,600,000	2,568,147
1.625%, 12/31/19	1,000,000	989,185
3.625%, 2/15/20	1,011,000	1,035,762
1.250%, 2/29/20	500,000	490,395
1.375%, 2/29/20	200,000	196,630
1.375%, 3/31/20	2,000,000	1,964,121
1.375%, 4/30/20	1,000,000	980,986
1.500%, 5/15/20	650,000	639,095
3.500%, 5/15/20	1,251,000	1,281,114
1.375%, 5/31/20	289,000	283,217
1.625%, 6/30/20	900,000	886,236
2.625%, 8/15/20	376,000	378,383
1.375%, 8/31/20	400,000	390,887
1.375%, 9/30/20	1,500,000	1,464,478
2.000%, 9/30/20	550,000	545,284
1.375%, 10/31/20	200,000	195,049
1.750%, 10/31/20	1,000,000	984,580
2.625%, 11/15/20	1,274,000	1,281,863
1.625%, 11/30/20	1,300,000	1,275,130
2.000%, 11/30/20	300,000	297,123
1.750%, 12/31/20	1,700,000	1,671,860
2.375%, 12/31/20	350,000	349,993
1.375%, 1/31/21	450,000	437,533
2.125%, 1/31/21	1,000,000	992,822
2.000%, 2/28/21	400,000	395,574
3.125%, 5/15/21	1,946,000	1,986,535
1.375%, 5/31/21	500,000	483,955
1.125%, 6/30/21	1,000,000	959,297
2.125%, 6/30/21	3,700,000	3,663,867
2.250%, 7/31/21	1,677,600	1,667,131
2.125%, 8/15/21	688,000	680,455
2.125%, 9/30/21	500,000	494,253
1.250%, 10/31/21	1,500,000	1,437,539
2.000%, 11/15/21	1,722,000	1,694,152
1.750%, 11/30/21	800,000	779,570
1.875%, 11/30/21	1,700,000	1,664,987
2.000%, 12/31/21	1,300,000	1,277,123
1.500%, 1/31/22	200,000	192,746
1.750%, 2/28/22	688,000	669,067
1.875%, 2/28/22	800,000	781,336
1.750%, 3/31/22	1,400,000	1,360,447
1.750%, 4/30/22	700,000	679,478
1.875%, 4/30/22	400,000	390,094
1.750%, 5/15/22	364,000	353,251
1.750%, 5/31/22	1,000,000	969,795
1.750%, 6/30/22	400,000	387,664
2.125%, 6/30/22	900,000	885,665
1.875%, 7/31/22	1,400,000	1,362,443
2.000%, 7/31/22	400,000	391,476
1.625%, 8/15/22	1,003,000	965,838
1.625%, 8/31/22	900,000	866,048
1.875%, 8/31/22	1,000,000	972,656
1.750%, 9/30/22	1,750,000	1,691,536
1.875%, 10/31/22	700,000	680,053
1.625%, 11/15/22	376,000	360,982
2.000%, 11/30/22	2,000,000	1,952,188
2.125%, 12/31/22	350,000	343,273
1.750%, 1/31/23	900,000	866,997
2.000%, 2/15/23	1,000,000	974,375
1.500%, 3/31/23	500,000	475,000
2.500%, 3/31/23	1,200,000	1,196,344
1.750%, 5/15/23	500,000	480,039
1.375%, 6/30/23	500,000	470,356
2.500%, 8/15/23	350,000	348,359
1.375%, 8/31/23	300,000	281,534
1.375%, 9/30/23	400,000	374,875
2.750%, 11/15/23	1,350,000	1,359,598
2.750%, 2/15/24	2,450,000	2,465,504
2.125%, 3/31/24	300,000	291,384
2.500%, 5/15/24	1,800,000	1,784,883
2.000%, 6/30/24	300,000	288,659
2.375%, 8/15/24	1,000,000	983,105
2.250%, 11/15/24	710,000	691,522
2.000%, 2/15/25	1,000,000	956,875
2.750%, 2/28/25	300,000	301,266
2.000%, 8/15/25	1,250,000	1,191,272
2.250%, 11/15/25	2,000,000	1,936,016
1.625%, 2/15/26	1,400,000	1,291,719
1.625%, 5/15/26	130,000	119,590
1.500%, 8/15/26	1,600,000	1,452,516
2.000%, 11/15/26	950,000	896,099
2.250%, 2/15/27	1,750,000	1,682,205
2.375%, 5/15/27	1,200,000	1,164,480
2.250%, 8/15/27	1,200,000	1,150,676
2.250%, 11/15/27	1,350,000	1,293,192
2.750%, 2/15/28	1,000,000	1,000,469
United Parcel Service, Inc.
3.125%, 1/15/21	75,000	75,606
United Technologies Corp.
3.100%, 6/1/22	56,000	55,450

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
UnitedHealth Group, Inc.
2.300%, 12/15/19	$150,000	$148,893
2.875%, 12/15/21	45,000	44,541
3.750%, 7/15/25	100,000	101,416
US Bancorp
2.200%, 4/25/19	150,000	149,164
3.600%, 9/11/24	150,000	150,107
Valero Energy Corp.
6.125%, 2/1/20	56,000	59,171
Ventas Realty LP (REIT)
4.250%, 3/1/22	38,000	39,081
3.750%, 5/1/24	150,000	150,450
Verizon Communications, Inc.
2.946%, 3/15/22	102,000	100,316
3.376%, 2/15/25	398,000	389,892
Viacom, Inc.
2.750%, 12/15/19	62,000	61,607
3.875%, 12/15/21	75,000	76,056
Virginia Electric & Power Co.
2.950%, 11/15/26	100,000	94,928
Visa, Inc.
2.200%, 12/14/20	200,000	196,834
2.800%, 12/14/22	175,000	172,389
Voya Financial, Inc.
3.650%, 6/15/26	100,000	97,133
Walgreen Co.
3.100%, 9/15/22	19,000	18,557
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	100,000	99,471
3.450%, 6/1/26	150,000	141,853
Walmart, Inc.
3.625%, 7/8/20	113,000	115,454
2.650%, 12/15/24	250,000	240,183
Walt Disney Co. (The)
2.300%, 2/12/21	80,000	78,787
3.750%, 6/1/21	19,000	19,475
3.000%, 2/13/26	100,000	97,746
Wells Fargo & Co.
2.600%, 7/22/20	70,000	69,095
3.500%, 3/8/22	56,000	56,191
3.450%, 2/13/23	94,000	92,682
3.300%, 9/9/24	100,000	97,614
3.550%, 9/29/25	100,000	98,308
3.000%, 4/22/26	150,000	140,486
4.300%, 7/22/27	100,000	100,483
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	100,000	97,579
Wells Fargo Bank NA
1.750%, 5/24/19	250,000	247,274
Welltower, Inc. (REIT)
4.250%, 4/1/26	100,000	101,486
Williams Partners LP
4.125%, 11/15/20	150,000	152,996
4.000%, 9/15/25	100,000	98,543
Wisconsin Electric Power Co.
2.950%, 9/15/21	75,000	75,066
Wyndham Worldwide Corp.
4.250%, 3/1/22	56,000	55,934
Xcel Energy, Inc.
4.700%, 5/15/20	94,000	96,685
Xerox Corp.
2.750%, 9/1/20	50,000	49,145
4.070%, 3/17/22	24,000	24,132
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	100,000	98,987
3.150%, 4/1/22	100,000	98,296
Zoetis, Inc.
3.250%, 2/1/23	85,000	84,160

Total United States		150,735,456

Uruguay (0.0%)
Republic of Uruguay
4.500%, 8/14/24	150,000	157,875

Total Long Term Debt Securities (98.6%) (Cost $290,568,540)		290,989,619

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $100,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $102,084.(xx)	100,000	100,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $200,030, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $204,010.(xx)	200,000	200,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $100,015, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $102,005.(xx)	100,000	100,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $538,499, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $549,191.(xx)	538,422	538,422

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $67,239, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $68,607.(xx)	$67,228	$67,228
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $200,031, collateralized by various Common Stocks; total market value $222,463.(xx)	200,000	200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $200,031, collateralized by various Common Stocks; total market value $222,463.(xx)	200,000	200,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $200,030, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $204,004.(xx)	200,000	200,000

Total Repurchase Agreements		1,605,650

Total Short-Term Investments (0.5%) (Cost $1,605,650)		1,605,650

Total Investments in Securities (99.1%) (Cost $292,174,190)		292,595,269
Other Assets Less Liabilities (0.9%)		2,797,429

Net Assets (100%)		$295,392,698

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2018, the market value of these securities amounted to $7,898,009 or 2.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2018, the market value of these securities amounted to $370,557 or 0.0% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $35,129,698 or 11.9% of net assets.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $1,574,994. This was secured by cash collateral of $1,605,650 which was subsequently invested in joint repurchase agreements with a total value of $1,605,650, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

COP — Colombia Peso

DKK — Denmark Krone

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — India Rupee

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peru Nuevo Sol

PLN — Polish Zloty

REIT — Real Estate Investment Trust

RON — Romanian Leu

SGD — Singapore Dollar

THB — Thailand Baht

USD — United States Dollar

ZAR — South African Rand

Sector Weightings as of March 31, 2018	Market Value	% of Net Assets
U.S. Treasury Obligations	$98,967,200	33.5%
Foreign Government Securities	95,618,425	32.4
Financials	30,103,199	10.2
Supranational	14,465,538	4.9
Energy	7,203,974	2.5
Consumer Staples	6,738,879	2.3
Information Technology	6,521,471	2.2
Consumer Discretionary	6,259,374	2.1
Health Care	5,961,516	2.0
U.S. Government Agency Securities	4,788,974	1.6
Industrials	4,137,928	1.4
Utilities	3,467,024	1.2
Telecommunication Services	2,458,100	0.8
Materials	2,091,363	0.7
Real Estate	2,013,584	0.7
Repurchase Agreements	1,605,650	0.5
Municipal Bonds	193,070	0.1
Cash and Other	2,797,429	0.9

		100.0%

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,368,578	IDR	31,720,000,000	State Street Bank & Trust**	4/9/2018	65,738
JPY	381,904,500	SGD	4,650,000	JPMorgan Chase Bank	4/12/2018	43,936
JPY	258,916,831	THB	75,500,000	JPMorgan Chase Bank	4/12/2018	19,540
EUR	5,250,000	USD	6,464,273	JPMorgan Chase Bank	4/24/2018	5,217
USD	10,126,225	CAD	12,650,000	JPMorgan Chase Bank	4/25/2018	303,245
USD	6,155,173	NZD	8,500,000	JPMorgan Chase Bank	5/14/2018	13,034
JPY	1,495,000,000	USD	13,973,634	JPMorgan Chase Bank	5/15/2018	114,595
USD	13,855,365	AUD	17,535,000	JPMorgan Chase Bank	5/21/2018	386,855
USD	3,651,137	BRL	11,975,000	State Street Bank & Trust**	5/22/2018	38,617
USD	6,344,293	PLN	21,300,000	JPMorgan Chase Bank	5/22/2018	117,057
GBP	4,065,000	USD	5,639,509	JPMorgan Chase Bank	6/13/2018	80,687
USD	2,166,143	IDR	30,000,000,000	State Street Bank & Trust**	7/3/2018	2,903

Total unrealized appreciation						1,191,424

IDR	31,720,000,000	USD	2,306,909	State Street Bank & Trust**	4/9/2018	(4,069)
USD	1,307,152	THB	41,000,000	JPMorgan Chase Bank	4/12/2018	(4,388)
USD	2,291,088	SGD	3,050,000	JPMorgan Chase Bank	4/16/2018	(35,815)
EUR	2,975,000	USD	3,712,785	JPMorgan Chase Bank	4/24/2018	(46,741)
JPY	325,000,000	EUR	2,496,256	JPMorgan Chase Bank	4/24/2018	(17,690)
CAD	1,150,000	USD	935,293	JPMorgan Chase Bank	4/25/2018	(42,295)
USD	2,442,116	PEN	7,900,000	State Street Bank & Trust**	4/25/2018	(4,744)
AUD	3,855,000	USD	3,038,588	JPMorgan Chase Bank	5/21/2018	(77,590)
BRL	11,975,000	USD	3,644,803	State Street Bank & Trust**	5/22/2018	(32,282)
EUR	14,090,000	USD	17,474,348	JPMorgan Chase Bank	5/29/2018	(66,975)
USD	2,742,129	KRW	2,970,000,000	State Street Bank & Trust**	5/29/2018	(49,855)
USD	2,211,284	INR	146,000,000	State Street Bank & Trust**	6/6/2018	(9,712)
JPY	323,847,700	GBP	2,200,000	JPMorgan Chase Bank	6/13/2018	(37,783)
USD	3,168,803	GBP	2,265,000	JPMorgan Chase Bank	6/13/2018	(18,465)
JPY	522,000,000	USD	4,950,551	JPMorgan Chase Bank	6/18/2018	(19,638)
EUR	7,400,000	USD	9,204,830	JPMorgan Chase Bank	6/19/2018	(46,581)
JPY	1,312,000,000	USD	12,487,389	JPMorgan Chase Bank	6/20/2018	(92,181)

Total unrealized depreciation						(606,804)

Net unrealized appreciation						584,620

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$6,259,374	$—	$6,259,374
Consumer Staples	—	6,738,879	—	6,738,879
Energy	—	7,203,974	—	7,203,974
Financials	—	30,103,199	—	30,103,199
Health Care	—	5,961,516	—	5,961,516
Industrials	—	4,137,928	—	4,137,928
Information Technology	—	6,521,471	—	6,521,471
Materials	—	2,091,363	—	2,091,363
Real Estate	—	2,013,584	—	2,013,584
Telecommunication Services	—	2,458,100	—	2,458,100
Utilities	—	3,467,024	—	3,467,024
Foreign Government Securities	—	95,618,425	—	95,618,425
Forward Currency Contracts	—	1,191,424	—	1,191,424
Municipal Bonds	—	193,070	—	193,070
Short-Term Investments
Repurchase Agreements	—	1,605,650	—	1,605,650
Supranational	—	14,465,538	—	14,465,538
U.S. Government Agency Securities	—	4,788,974	—	4,788,974
U.S. Treasury Obligations	—	98,967,200	—	98,967,200

Total Assets	$—	$293,786,693	$—	$293,786,693

Liabilities:
Forward Currency Contracts	$—	$(606,804)	$—	$(606,804)

Total Liabilities	$—	$(606,804)	$—	$(606,804)

Total	$—	$293,179,889	$—	$293,179,889

There were no transfers between Levels 1, 2 and 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,738,895
Aggregate gross unrealized depreciation	(6,229,552)

Net unrealized appreciation	$1,509,343

Federal income tax cost of investments in securities and derivative instruments, if applicable	$291,670,546

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.4%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleos Mexicanos
2.378%, 4/15/25	$3,528,750	$3,473,701
2.460%, 12/15/25	4,000,000	4,014,164

Total Energy		7,487,865

Financials (0.3%)
Diversified Financial Services (0.3%)
Private Export Funding Corp.
Series II
2.050%, 11/15/22	10,325,000	10,012,280
Series KK
3.550%, 1/15/24	5,979,000	6,217,527
Series LL
2.250%, 3/15/20	10,000,000	9,961,776
Series MM
2.300%, 9/15/20	2,500,000	2,486,818
Series NN
3.250%, 6/15/25	2,500,000	2,552,360

Total Financials		31,230,761

Total Corporate Bonds		38,718,626

Foreign Government Securities (1.9%)
Iraq Government AID Bond
2.149%, 1/18/22	19,135,000	18,740,501
Kingdom of Jordan
2.578%, 6/30/22	20,000,000	19,988,000
3.000%, 6/30/25	6,301,000	6,367,791
State of Israel
5.500%, 9/18/23	20,000,000	22,473,662
5.500%, 4/26/24	27,579,000	31,581,532
Ukraine Government AID Bonds
1.844%, 5/16/19	10,763,000	10,696,269
1.847%, 5/29/20	22,531,000	22,249,363
1.471%, 9/29/21	25,000,000	24,062,500

Total Foreign Government Securities		156,159,618

U.S. Government Agency Securities (47.5%)
FFCB
1.030%, 4/5/19	5,000,000	4,951,580
1.170%, 5/16/19	5,000,000	4,950,682
1.500%, 12/19/19	5,000,000	4,940,486
1.950%, 1/10/20	35,000,000	34,825,525
1.400%, 2/24/20	10,000,000	9,828,099
1.400%, 4/13/20	2,500,000	2,452,387
1.550%, 5/8/20	12,000,000	11,808,088
1.680%, 10/13/20	20,000,000	19,656,766
1.750%, 10/26/20	10,000,000	9,843,049
1.900%, 11/27/20	10,000,000	9,872,032
2.350%, 2/12/21	10,000,000	9,980,415
1.620%, 4/20/21	10,000,000	9,768,849
1.550%, 5/17/21	10,000,000	9,689,377
1.620%, 6/14/21	5,000,000	4,853,200
1.500%, 7/6/21	5,000,000	4,830,829
1.950%, 11/2/21	15,000,000	14,677,739
1.680%, 1/5/22	5,000,000	4,818,920
1.980%, 6/13/23	10,000,000	9,720,870
FHLB
5.375%, 5/15/19	1,850,000	1,919,165
1.375%, 5/28/19	60,405,000	59,826,809
1.625%, 6/14/19	40,000,000	39,726,136
1.125%, 6/21/19	40,000,000	39,480,960
0.875%, 8/5/19	85,000,000	83,492,499
1.550%, 8/28/19	5,000,000	4,956,885
1.000%, 9/26/19	50,000,000	49,067,625
1.500%, 10/21/19	50,000,000	49,408,200
1.375%, 11/15/19	67,495,000	66,548,977
4.125%, 12/13/19	450,000	463,368
2.125%, 2/11/20(x)	48,150,000	47,955,503
1.875%, 3/13/20	45,000,000	44,612,888
4.125%, 3/13/20	19,650,000	20,318,699
2.375%, 3/30/20	50,000,000	49,995,445
1.700%, 5/15/20	35,000,000	34,542,466
1.750%, 7/13/20	25,000,000	24,632,870
1.830%, 7/29/20	20,000,000	19,762,546
1.800%, 8/28/20	20,000,000	19,707,226
2.875%, 9/11/20	10,000,000	10,119,932
1.375%, 9/28/20	74,000,000	72,159,790
1.950%, 11/5/20	25,000,000	24,656,380
3.125%, 12/11/20	15,000,000	15,284,445
5.250%, 12/11/20	9,815,000	10,519,734
2.300%, 1/26/21	25,000,000	24,795,155
2.200%, 1/29/21	35,000,000	34,712,170
2.250%, 1/29/21	55,000,000	54,712,443
1.870%, 2/10/21	20,000,000	19,733,764
1.375%, 2/18/21	40,000,000	38,816,644
1.750%, 3/12/21	20,000,000	19,614,654
5.625%, 6/11/21	1,850,000	2,025,652
1.125%, 7/14/21	77,500,000	74,193,834
1.875%, 11/29/21	88,500,000	86,569,240
2.625%, 12/10/21	9,825,000	9,852,139
2.250%, 3/11/22	5,000,000	4,947,565
2.300%, 7/19/22	5,000,000	4,932,370
2.160%, 8/17/22	25,000,000	24,561,685
2.150%, 9/26/22	30,000,000	29,146,134
2.260%, 10/4/22	30,000,000	29,543,091
2.500%, 12/9/22	20,000,000	19,915,870
2.510%, 12/29/22	25,000,000	24,738,475
2.875%, 6/14/24	10,000,000	10,102,906
2.875%, 9/13/24	36,180,000	36,458,568
2.750%, 12/13/24	10,000,000	9,977,271

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC
1.125%, 4/15/19	$50,000,000	$49,452,385
1.750%, 5/30/19	48,650,000	48,389,791
0.875%, 7/19/19	50,000,000	49,146,660
1.250%, 7/26/19	40,000,000	39,548,364
2.000%, 7/30/19	200,000	199,819
1.250%, 8/1/19	71,000,000	70,086,393
1.375%, 8/15/19	50,000,000	49,408,645
1.300%, 8/28/19	10,000,000	9,881,834
1.500%, 9/9/19	15,000,000	14,870,158
1.250%, 10/2/19	85,500,000	84,243,714
1.625%, 10/25/19	15,000,000	14,876,876
1.750%, 11/27/19	20,000,000	19,820,128
1.500%, 1/17/20	90,000,000	88,740,099
1.800%, 4/13/20	10,000,000	9,873,789
1.375%, 4/20/20(x)	35,000,000	34,334,233
1.375%, 5/1/20	77,500,000	76,005,963
1.850%, 7/13/20	35,000,000	34,521,904
1.625%, 9/29/20(x)	32,610,000	31,987,077
1.700%, 9/29/20	10,000,000	9,813,735
1.875%, 11/17/20	10,000,000	9,863,844
1.330%, 12/30/20	5,000,000	4,844,872
2.375%, 2/16/21	50,000,000	49,874,940
1.125%, 8/12/21	40,000,000	38,219,692
1.930%, 8/27/21	10,000,000	9,785,536
2.375%, 1/13/22	90,000,000	89,408,529
2.550%, 1/30/23	20,000,000	19,751,614
2.753%, 1/30/23	25,000,000	24,798,875
Financing Corp.
8.600%, 9/26/19	380,000	415,922
FNMA
1.750%, 6/20/19(x)	25,000,000	24,860,895
1.250%, 6/28/19	5,000,000	4,941,330
1.075%, 7/11/19	5,000,000	4,935,305
1.250%, 7/26/19	5,000,000	4,936,267
0.875%, 8/2/19	60,000,000	58,923,180
1.000%, 8/28/19	45,000,000	44,227,841
1.750%, 9/12/19	50,000,000	49,657,285
(Zero Coupon), 10/9/19	31,625,000	30,465,213
1.000%, 10/24/19	60,000,000	58,844,418
1.330%, 10/24/19	5,000,000	4,926,562
1.750%, 11/26/19	30,000,000	29,731,002
1.625%, 1/21/20	50,000,000	49,414,800
1.650%, 1/27/20	10,000,000	9,883,131
1.700%, 1/27/20	10,000,000	9,889,590
1.500%, 2/28/20	66,670,000	65,648,929
1.300%, 3/30/20	10,000,000	9,794,654
(ICE LIBOR USD 3 Month + 0.00%), 1.375%, 5/1/20(k)	35,000,000	34,873,755
1.500%, 6/22/20	60,000,000	58,898,502
1.440%, 9/30/20	10,000,000	9,800,348
1.900%, 10/27/20	10,000,000	9,853,147
1.950%, 11/9/20	25,000,000	24,650,555
1.400%, 11/10/20	10,000,000	9,723,836
1.500%, 11/30/20	50,000,000	48,847,355
1.875%, 12/28/20	39,703,000	39,141,016
2.200%, 1/27/21	25,000,000	24,813,192
1.375%, 2/26/21(x)	50,000,000	48,526,585
1.250%, 5/6/21	30,000,000	28,946,856
1.250%, 8/17/21	60,000,000	57,567,288
1.375%, 10/7/21	50,000,000	48,104,945
2.000%, 1/5/22	45,000,000	44,075,021
1.875%, 4/5/22	55,000,000	53,628,091
2.000%, 10/5/22(x)	25,000,000	24,324,258
2.375%, 1/19/23	25,000,000	24,666,133
2.625%, 9/6/24(x)	60,000,000	59,440,470
2.125%, 4/24/26	74,485,000	70,462,236
1.875%, 9/24/26	70,000,000	64,527,946
NCUA Guaranteed Notes
3.450%, 6/12/21	280,000	287,330
Tennessee Valley Authority
2.250%, 3/15/20	50,000,000	49,934,000
3.875%, 2/15/21	10,345,000	10,751,099
1.875%, 8/15/22	12,000,000	11,641,852
2.875%, 9/15/24	20,000,000	20,154,130
6.750%, 11/1/25	15,779,000	19,928,027
2.875%, 2/1/27	28,000,000	27,792,808

Total U.S. Government Agency Securities		3,898,583,645

U.S. Treasury Obligations (39.8%)
U.S. Treasury Bonds
7.875%, 2/15/21	2,800,000	3,228,668
8.125%, 5/15/21	3,250,000	3,805,547
8.000%, 11/15/21	2,800,000	3,334,406
7.125%, 2/15/23	2,000,000	2,416,895
6.250%, 8/15/23	1,000,000	1,183,340

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
0.875%, 4/15/19	$60,000,000	$59,213,088
1.250%, 4/30/19	50,000,000	49,512,205
1.625%, 4/30/19	60,000,000	59,656,932
0.875%, 5/15/19	50,000,000	49,284,425
1.125%, 5/31/19	50,000,000	49,391,355
1.500%, 5/31/19	50,000,000	49,613,280
1.000%, 6/30/19	32,500,000	32,017,895
1.250%, 6/30/19	50,000,000	49,423,830
0.875%, 7/31/19	33,300,000	32,725,379
1.375%, 7/31/19	60,000,000	59,354,592
1.625%, 7/31/19	5,000,000	4,962,646
1.625%, 8/31/19	17,000,000	16,859,053
1.000%, 9/30/19	5,000,000	4,910,522
1.750%, 9/30/19	5,000,000	4,964,624
1.500%, 11/30/19	15,500,000	15,310,110
1.625%, 12/31/19	7,500,000	7,418,885
1.250%, 1/31/20	7,500,000	7,363,220
1.375%, 1/31/20	2,000,000	1,968,555
1.375%, 2/29/20	2,500,000	2,457,874
1.500%, 4/15/20	15,000,000	14,761,377
3.500%, 5/15/20	15,900,000	16,282,750
1.375%, 5/31/20	24,000,000	23,519,765
1.500%, 5/31/20	22,000,000	21,618,223
1.625%, 6/30/20	25,000,000	24,617,675
1.500%, 7/15/20	25,000,000	24,536,865
1.625%, 7/31/20	25,000,000	24,599,610
2.625%, 8/15/20	10,000,000	10,063,379
1.375%, 8/31/20	27,500,000	26,873,462
2.125%, 8/31/20	10,000,000	9,947,266
1.375%, 9/30/20	25,000,000	24,407,960
1.375%, 10/31/20	25,000,000	24,381,102
1.750%, 10/31/20	27,500,000	27,075,953
1.625%, 11/30/20	30,000,000	29,426,073
2.000%, 11/30/20	5,000,000	4,952,051
1.750%, 12/31/20	5,000,000	4,917,237
1.375%, 1/31/21	45,000,000	43,753,271
2.250%, 2/15/21	4,000,000	3,985,000
3.625%, 2/15/21	35,000,000	36,201,417
1.125%, 2/28/21	35,000,000	33,754,151
2.000%, 2/28/21	25,000,000	24,723,387
1.250%, 3/31/21	25,000,000	24,174,317
2.250%, 3/31/21	5,000,000	4,978,467
1.375%, 4/30/21	60,000,000	58,167,186
2.250%, 4/30/21	30,000,000	29,859,375
3.125%, 5/15/21	10,000,000	10,208,301
1.375%, 5/31/21	50,000,000	48,395,510
1.125%, 6/30/21	85,000,000	81,540,237
1.125%, 7/31/21	15,000,000	14,367,919
2.250%, 7/31/21	15,000,000	14,906,397
1.125%, 8/31/21	50,000,000	47,823,240
2.000%, 8/31/21	20,000,000	19,699,024
1.125%, 9/30/21	77,500,000	74,032,177
2.125%, 9/30/21	25,000,000	24,712,648
1.250%, 10/31/21	75,000,000	71,876,955
2.000%, 11/15/21	35,000,000	34,433,984
1.750%, 11/30/21	40,000,000	38,978,516
1.875%, 11/30/21	42,500,000	41,624,683
2.000%, 12/31/21	45,000,000	44,208,103
2.125%, 12/31/21	40,000,000	39,501,172
1.500%, 1/31/22	56,500,000	54,450,773
1.875%, 1/31/22	35,000,000	34,207,716
1.750%, 2/28/22	25,000,000	24,312,012
1.875%, 2/28/22	30,000,000	29,300,097
1.750%, 3/31/22	20,000,000	19,434,960
1.875%, 3/31/22	40,000,000	39,044,920
1.750%, 4/30/22	35,000,000	33,973,926
1.875%, 4/30/22	25,000,000	24,380,860
1.750%, 5/15/22	55,000,000	53,375,784
1.750%, 5/31/22	25,000,000	24,244,873
1.875%, 5/31/22	25,000,000	24,375,977
1.750%, 6/30/22	35,000,000	33,920,607
1.875%, 7/31/22	25,000,000	24,329,345
1.625%, 8/15/22	50,000,000	48,147,460
1.625%, 8/31/22	40,000,000	38,491,016
1.750%, 9/30/22	37,500,000	36,247,193
1.875%, 10/31/22	10,000,000	9,715,039
1.625%, 11/15/22	19,500,000	18,721,143
2.000%, 11/30/22	10,000,000	9,760,938
2.125%, 12/31/22	15,000,000	14,711,718
1.750%, 1/31/23	71,000,000	68,396,437
2.375%, 1/31/23	45,000,000	44,633,057
2.000%, 2/15/23	20,000,000	19,487,500
1.500%, 2/28/23	60,000,000	57,062,694
1.500%, 3/31/23	55,000,000	52,250,000
1.750%, 5/15/23	25,000,000	24,001,952
1.625%, 5/31/23	16,000,000	15,260,157
1.250%, 7/31/23	20,000,000	18,666,992
2.500%, 8/15/23	30,000,000	29,859,375
1.375%, 8/31/23	35,000,000	32,845,655
1.375%, 9/30/23	20,000,000	18,743,750
1.625%, 10/31/23	59,500,000	56,471,545
2.750%, 11/15/23	11,500,000	11,581,758
2.250%, 1/31/24	10,000,000	9,793,848
2.125%, 2/29/24	25,000,000	24,299,072
2.125%, 3/31/24	15,000,000	14,569,189
2.000%, 4/30/24	18,000,000	17,342,402
2.500%, 5/15/24	2,500,000	2,479,004
2.125%, 7/31/24	40,000,000	38,753,908
2.375%, 8/15/24	20,000,000	19,662,110
1.875%, 8/31/24	15,000,000	14,311,084
2.125%, 9/30/24	13,000,000	12,578,134
2.250%, 10/31/24	5,000,000	4,871,972
2.250%, 11/15/24	15,000,000	14,609,619
2.250%, 12/31/24	12,000,000	11,681,484
2.000%, 2/15/25	20,000,000	19,137,500
2.125%, 5/15/25	20,000,000	19,261,524
2.000%, 8/15/25	35,000,000	33,355,616
1.625%, 2/15/26	30,000,000	27,679,686
1.625%, 5/15/26	35,000,000	32,197,267
1.500%, 8/15/26	33,500,000	30,412,047
2.000%, 11/15/26	32,500,000	30,656,005
2.250%, 2/15/27	21,000,000	20,186,456
2.250%, 8/15/27	20,000,000	19,177,930
2.250%, 11/15/27	25,000,000	23,947,997
2.750%, 2/15/28	32,500,000	32,515,236

Total U.S. Treasury Obligations		3,266,149,830

Total Long-Term Debt Securities (89.6%) (Cost $7,486,751,753)		7,359,611,719

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares 1-3 Year Treasury Bond ETF(x)	4,288,450	358,342,882
iShares 3-7 Year Treasury Bond ETF(x)	1,306,067	157,537,802
iShares 7-10 Year Treasury Bond ETF(x)	2,813,450	290,319,905

Total Exchange Traded Funds (9.8%) (Cost $798,559,133)		806,200,589

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	26,841,362	$26,838,678

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,000,146, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $17,002,408, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $17,354,312.(xx)	17,000,000	17,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $26,503,754, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $27,052,310.(xx)	26,500,000	26,500,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $11,701,658, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $11,943,850.(xx)	11,700,000	11,700,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $7,401,110, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $7,548,378.(xx)	7,400,000	7,400,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $15,004,500, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $15,300,783.(xx)	15,000,000	15,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $12,001,750, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $12,240,612.(xx)	12,000,000	12,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $4,567,850, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $4,658,549.(xx)	4,567,199	4,567,199
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $2,000,317, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $2,041,032.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $11,001,696, collateralized by various Common Stocks; total market value $12,235,489.(xx)	11,000,000	11,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $8,701,341, collateralized by various Common Stocks; total market value $9,677,159.(xx)	8,700,000	8,700,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $10,001,542, collateralized by various Common Stocks; total market value $11,123,171.(xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $10,003,656, collateralized by various Common Stocks; total market value $11,123,171.(xx)	10,000,000	10,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $4,000,600, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $4,080,077.(xx)	$4,000,000	$4,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $2,000,661, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $2,040,001.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		147,867,199

Total Short-Term Investments (2.2%) (Cost $174,705,877)		174,705,877

Total Investments in Securities (101.6%) (Cost $8,460,016,763)		8,340,518,185
Other Assets Less Liabilities (-1.6%)		(129,111,092)

Net Assets (100%)		$8,211,407,093

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $159,807,983. This was secured by cash collateral of $147,867,199 which was subsequently invested in joint repurchase agreements with a total value of $147,867,199, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $15,154,235 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/15/18-11/15/46.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

USD — United States Dollar

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$7,487,865	$—	$7,487,865
Financials	—	31,230,761	—	31,230,761
Exchange Traded Funds	806,200,589	—	—	806,200,589
Foreign Government Securities	—	156,159,618	—	156,159,618
Short-Term Investments
Investment Company	26,838,678	—	—	26,838,678
Repurchase Agreements	—	147,867,199	—	147,867,199
U.S. Government Agency Securities	—	3,898,583,645	—	3,898,583,645
U.S. Treasury Obligations	—	3,266,149,830	—	3,266,149,830

Total Assets	$833,039,267	$7,507,478,918	$—	$8,340,518,185

Total Liabilities	$—	$—	$—	$—

Total	$833,039,267	$7,507,478,918	$—	$8,340,518,185

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,512,831
Aggregate gross unrealized depreciation	(133,620,567)

Net unrealized depreciation	$(120,107,736)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,460,625,921

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.5%)
Abacus Property Group (REIT)(x)	46,157	$123,740
Adelaide Brighton Ltd.(x)	58,552	281,559
AGL Energy Ltd.	95,111	1,593,556
ALS Ltd.	72,721	417,052
Altium Ltd.	16,131	249,452
Alumina Ltd.(x)	336,688	614,548
Amcor Ltd.	167,411	1,837,152
AMP Ltd.	423,138	1,630,061
Ansell Ltd.	20,711	405,402
APA Group	172,535	1,047,686
APN Outdoor Group Ltd.(x)	24,180	86,831
ARB Corp. Ltd.	9,975	152,839
Ardent Leisure Group	59,052	84,346
Aristocrat Leisure Ltd.	92,097	1,716,960
Asaleo Care Ltd.	52,139	51,658
ASX Ltd.	27,982	1,211,256
Aurizon Holdings Ltd.	291,177	955,778
Ausdrill Ltd.	46,802	98,179
AusNet Services	251,281	325,426
Australia & New Zealand Banking Group Ltd.	422,467	8,764,949
Australian Pharmaceutical Industries Ltd.(x)	53,529	62,029
Automotive Holdings Group Ltd.(x)	38,228	103,684
Aveo Group(x)	59,904	122,121
Bank of Queensland Ltd.	55,988	474,891
Bapcor Ltd.	39,099	171,430
Beach Energy Ltd.	249,614	236,815
Bega Cheese Ltd.(x)	26,699	140,017
Bellamy’s Australia Ltd.*	12,613	194,320
Bendigo & Adelaide Bank Ltd.	69,691	530,577
BHP Billiton Ltd.	463,892	10,261,452
BHP Billiton plc	362,202	7,144,813
Blackmores Ltd.(x)	1,866	181,903
BlueScope Steel Ltd.	81,110	953,808
Boral Ltd.	169,458	974,893
Brambles Ltd.	229,575	1,766,846
Breville Group Ltd.	13,217	118,960
Brickworks Ltd.	11,389	136,514
BT Investment Management Ltd.	36,326	283,026
BWP Trust (REIT)	68,527	159,178
Caltex Australia Ltd.	37,701	915,490
carsales.com Ltd.	34,776	363,302
Challenger Ltd.	82,838	739,759
Charter Hall Group (REIT)	67,281	297,890
Charter Hall Long Wale REIT (REIT)	25,056	75,197
Charter Hall Retail REIT (REIT)	47,187	139,811
CIMIC Group Ltd.	14,128	487,415
Cleanaway Waste Management Ltd.	289,640	323,677
Coca-Cola Amatil Ltd.	72,934	488,058
Cochlear Ltd.	8,281	1,161,939
Commonwealth Bank of Australia	253,359	14,151,052
Computershare Ltd.	72,370	968,466
Corporate Travel Management Ltd.(x)	11,705	212,693
Costa Group Holdings Ltd.	46,472	245,926
Credit Corp. Group Ltd.(x)	7,001	104,697
Cromwell Property Group (REIT)(x)	214,836	176,455
Crown Resorts Ltd.	51,779	507,937
CSL Ltd.	65,407	7,864,965
CSR Ltd.(x)	74,973	300,075
Dexus (REIT)	145,879	1,048,976
Domain Holdings Australia Ltd.	31,977	80,449
Domino’s Pizza Enterprises Ltd.(x)	9,417	302,890
Downer EDI Ltd.	87,978	437,298
DuluxGroup Ltd.	54,883	313,101
Eclipx Group Ltd.(x)	45,255	125,115
Estia Health Ltd.	33,553	88,347
Evolution Mining Ltd.	194,235	454,576
Fairfax Media Ltd.	331,935	173,299
Flight Centre Travel Group Ltd.(x)	8,377	368,592
Fortescue Metals Group Ltd.	245,933	823,164
G8 Education Ltd.	62,035	126,520
Galaxy Resources Ltd.(x)*	58,315	135,503
Gateway Lifestyle	41,574	63,487
Genworth Mortgage Insurance Australia Ltd.(x)	32,875	58,682
Goodman Group (REIT)	231,696	1,505,836
GPT Group (The) (REIT)	259,443	948,514
GrainCorp Ltd., Class A	33,187	216,950
Greencross Ltd.(x)	17,017	69,560
Growthpoint Properties Australia Ltd. (REIT)	36,435	92,614
GUD Holdings Ltd.(x)	12,627	116,207
GWA Group Ltd.	39,611	103,007
Harvey Norman Holdings Ltd.(x)	86,311	247,059
Healthscope Ltd.(x)	247,988	370,118
Iluka Resources Ltd.	60,492	495,095
Incitec Pivot Ltd.	241,632	656,083
Independence Group NL	66,210	236,085
Infigen Energy*	131,086	59,156
Insurance Australia Group Ltd.	342,229	1,975,636
Investa Office Fund (REIT)	72,596	241,349
InvoCare Ltd.(x)	15,691	157,255
IOOF Holdings Ltd.(x)	43,609	343,438
IPH Ltd.(x)	20,351	53,077
IRESS Ltd.(x)	19,931	145,814
JB Hi-Fi Ltd.(x)	16,369	326,284
LendLease Group	84,342	1,128,046
Link Administration Holdings Ltd.	70,922	456,947
Lynas Corp. Ltd.*	85,332	163,355
Macquarie Atlas Roads Group	95,231	425,066
Macquarie Group Ltd.	45,746	3,649,749
Magellan Financial Group Ltd.	20,270	375,127
Mantra Group Ltd.	41,491	125,352
Mayne Pharma Group Ltd.(x)*	191,910	110,097
McMillan Shakespeare Ltd.	11,179	145,985
Medibank Pvt Ltd.	398,094	892,674
Metcash Ltd.(x)	140,057	338,508
Mineral Resources Ltd.	22,843	301,829
Mirvac Group (REIT)	535,578	888,371
Monadelphous Group Ltd.	13,372	157,786
MYOB Group Ltd.	63,723	150,360
Nanosonics Ltd.(x)*	34,992	69,282
National Australia Bank Ltd.	393,072	8,648,785
National Storage REIT (REIT)	75,656	91,461
Navitas Ltd.(x)	43,774	168,074
Newcrest Mining Ltd.	110,342	1,658,851
NEXTDC Ltd.(x)*	40,739	207,200
nib holdings Ltd.	66,020	325,840
Nine Entertainment Co. Holdings Ltd.	107,493	189,155
Northern Star Resources Ltd.	86,761	421,523
Nufarm Ltd.(x)	34,211	222,923
Oil Search Ltd.	191,032	1,055,583
oOh!media Ltd.	21,003	74,449
Orica Ltd.	54,488	746,471
Origin Energy Ltd.*	254,090	1,716,947
Orocobre Ltd.(x)*	33,164	139,167
Orora Ltd.	174,438	443,845
OZ Minerals Ltd.	43,433	301,522
Pact Group Holdings Ltd.	27,284	115,347
Perpetual Ltd.	6,861	247,891
Pilbara Minerals Ltd.(x)*	218,850	141,434

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Platinum Asset Management Ltd.(x)	31,086	$141,228
Premier Investments Ltd.(x)	13,872	169,177
Primary Health Care Ltd.	59,218	178,558
Qantas Airways Ltd.	254,526	1,145,086
QBE Insurance Group Ltd.	197,305	1,465,599
Qube Holdings Ltd.	195,214	329,416
Ramsay Health Care Ltd.	18,637	897,303
REA Group Ltd.	7,088	433,514
Regis Resources Ltd.	71,265	249,153
Resolute Mining Ltd.(x)	102,905	99,732
Retail Food Group Ltd.(x)	16,604	11,872
Sandfire Resources NL	22,450	127,268
Santos Ltd.*	254,661	1,000,800
Saracen Mineral Holdings Ltd.*	106,560	146,421
Scentre Group (REIT)	769,634	2,273,536
SEEK Ltd.	50,963	733,317
Seven Group Holdings Ltd.(x)	15,875	215,028
Seven West Media Ltd.	125,738	52,617
Shopping Centres Australasia Property Group (REIT)(x)	103,234	185,014
Sigma Healthcare Ltd.(x)	155,950	93,853
Sirtex Medical Ltd.	8,272	176,782
SmartGroup Corp. Ltd.	13,116	111,051
Sonic Healthcare Ltd.	60,596	1,068,262
South32 Ltd.	748,884	1,866,682
Southern Cross Media Group Ltd.	105,137	83,816
Spark Infrastructure Group	242,385	446,594
SpeedCast International Ltd.	33,119	131,162
St Barbara Ltd.	73,349	225,707
Star Entertainment Grp Ltd. (The)	118,807	487,257
Steadfast Group Ltd.	112,216	217,702
Stockland (REIT)	351,905	1,091,387
Suncorp Group Ltd.	187,342	1,927,048
Super Retail Group Ltd.(x)	20,119	105,405
Sydney Airport	325,453	1,687,239
Syrah Resources Ltd.*	40,363	99,612
Tabcorp Holdings Ltd.	290,560	985,129
Tassal Group Ltd.(x)	25,121	73,480
Technology One Ltd.	33,255	133,659
Telstra Corp. Ltd.	1,719,191	4,171,242
TPG Telecom Ltd.(x)	49,507	210,610
Transurban Group	320,714	2,824,479
Treasury Wine Estates Ltd.	103,884	1,356,685
Vicinity Centres (REIT)	464,506	863,378
Virgin Australia International Holdings Pty. Ltd.(r)*	190,064	—
Viva Energy REIT (REIT)	62,774	96,717
Vocus Group Ltd.(x)	87,983	151,423
Washington H Soul Pattinson & Co. Ltd.(x)	17,063	245,343
Webjet Ltd.(x)	16,547	141,375
Wesfarmers Ltd.	163,898	5,258,891
Western Areas Ltd.	37,074	89,863
Westfield Corp. (REIT)	276,329	1,814,107
Westpac Banking Corp.	491,996	10,879,462
Whitehaven Coal Ltd.	100,855	348,861
WiseTech Global Ltd.(x)	15,878	116,598
Woodside Petroleum Ltd.	136,879	3,092,464
Woolworths Group Ltd.	188,604	3,822,454
WorleyParsons Ltd.	29,928	333,304

		171,128,371

Belgium (1.1%)
Anheuser-Busch InBev SA/NV	184,355	20,261,090

Chile (0.1%)
Antofagasta plc	60,309	780,732

Finland (0.4%)
Nokia OYJ	1,399,862	7,737,949

France (14.5%)
Air Liquide SA(x)	106,490	13,057,750
Airbus SE	141,707	16,396,026
BNP Paribas SA	409,790	30,384,065
Cie de Saint-Gobain	137,601	7,268,236
Danone SA	158,220	12,814,951
Engie SA	459,464	7,676,052
Essilor International Cie Generale d’Optique SA	54,470	7,352,848
L’Oreal SA	60,778	13,730,238
LVMH Moet Hennessy Louis Vuitton SE	67,120	20,699,072
Orange SA	509,476	8,652,296
Safran SA	89,151	9,447,428
Sanofi	284,377	22,851,181
Schneider Electric SE	138,971	12,224,009
Societe Generale SA	287,344	15,633,036
TOTAL SA(x)	630,410	35,828,503
Unibail-Rodamco SE (REIT)	24,822	5,684,991
Vinci SA	138,147	13,602,107
Vivendi SA(x)	255,996	6,625,829

		259,928,618

Germany (12.9%)
adidas AG	45,334	10,979,041
Allianz SE (Registered)	109,436	24,731,929
BASF SE	228,312	23,203,548
Bayer AG (Registered)	205,560	23,243,310
Bayerische Motoren Werke AG	80,208	8,704,600
Daimler AG (Registered)*	247,746	21,052,272
Deutsche Bank AG (Registered)	468,027	6,525,806
Deutsche Post AG (Registered)	242,454	10,602,347
Deutsche Telekom AG (Registered)	806,141	13,150,736
E.ON SE	547,142	6,080,012
Fresenius SE & Co. KGaA	101,938	7,786,318
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	38,537	8,962,518
SAP SE	269,038	28,153,767
Siemens AG (Registered)	211,290	26,950,077
TUI AG	75,761	1,626,471
Volkswagen AG (Preference)(q)	45,507	9,051,516

		230,804,268

Ireland (0.9%)
CRH plc (Irish Stock Exchange)	208,549	7,090,525
CRH plc (London Stock Exchange)	145,645	4,932,182
James Hardie Industries plc (CHDI)	64,093	1,132,317
Paddy Power Betfair plc	14,391	1,475,399
Smurfit Kappa Group plc	41,300	1,674,277

		16,304,700

Italy (2.0%)
Enel SpA	1,930,781	11,830,211
Eni SpA	629,652	11,099,459
Intesa Sanpaolo SpA	3,617,129	13,190,889

		36,120,559

Japan (24.7%)
77 Bank Ltd. (The)	6,800	160,086
ABC-Mart, Inc.	3,700	243,757
Acom Co. Ltd.(x)*	43,220	192,531
Adastria Co. Ltd.	3,880	79,091
ADEKA Corp.	11,400	205,490
Advantest Corp.(x)	14,500	303,750
Aeon Co. Ltd.	77,401	1,381,732
Aeon Delight Co. Ltd.	2,800	101,311
AEON Financial Service Co. Ltd.(x)	15,900	365,354
Aeon Mall Co. Ltd.	15,320	321,071
Ai Holdings Corp.(x)	4,238	118,013

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Aica Kogyo Co. Ltd.	6,000	$222,170
Aichi Bank Ltd. (The)(x)	1,720	86,643
Aichi Steel Corp.	2,010	82,361
Ain Holdings, Inc.(x)	2,920	218,166
Air Water, Inc.	21,000	409,718
Aisan Industry Co. Ltd.	7,700	82,424
Aisin Seiki Co. Ltd.	16,614	902,485
Ajinomoto Co., Inc.	44,469	804,500
Alfresa Holdings Corp.	25,600	569,718
Alpen Co. Ltd.(x)	4,000	89,131
Alpine Electronics, Inc.	4,962	93,499
Alps Electric Co. Ltd.(x)	19,900	487,752
Amada Holdings Co. Ltd.	36,000	437,122
Amano Corp.	9,930	267,929
ANA Holdings, Inc.(x)	38,430	1,487,287
Anritsu Corp.(x)	16,419	202,759
AOKI Holdings, Inc.	6,358	97,337
Aoyama Trading Co. Ltd.	5,200	204,765
Aozora Bank Ltd.	13,400	533,330
Aplus Financial Co. Ltd.*	68,412	72,652
Arcs Co. Ltd.	3,958	95,486
Ariake Japan Co. Ltd.(x)	1,887	151,095
Asahi Glass Co. Ltd.	21,000	869,367
Asahi Group Holdings Ltd.	42,010	2,237,401
Asahi Kasei Corp.	133,760	1,758,660
Asics Corp.(x)	22,000	407,105
ASKUL Corp.(x)	2,274	76,616
Astellas Pharma, Inc.	199,494	3,026,017
Autobacs Seven Co. Ltd.(x)	12,300	230,499
Avex, Inc.	5,735	80,577
Azbil Corp.	6,270	291,977
Bandai Namco Holdings, Inc.	19,919	654,263
Bank of Iwate Ltd. (The)	2,466	97,569
Bank of Kyoto Ltd. (The)	7,170	400,261
Bank of Okinawa Ltd. (The)	1,300	54,856
Benesse Holdings, Inc.	8,700	315,197
Bic Camera, Inc.	10,045	158,031
BML, Inc.	4,072	103,938
Bridgestone Corp.	63,773	2,771,358
Brother Industries Ltd.	25,801	599,651
Calbee, Inc.(x)	10,696	353,836
Canon Electronics, Inc.	2,833	62,967
Canon Marketing Japan, Inc.	6,200	167,462
Canon, Inc.	104,498	3,783,946
Capcom Co. Ltd.(x)	12,316	266,101
Casio Computer Co. Ltd.(x)	17,200	256,371
Central Glass Co. Ltd.(x)	4,979	115,953
Central Japan Railway Co.	17,381	3,288,187
Chiba Bank Ltd. (The)	78,338	629,472
Chiyoda Co. Ltd.	3,062	76,863
Chiyoda Corp.	14,100	133,043
Chofu Seisakusho Co. Ltd.	3,200	76,207
Chubu Electric Power Co., Inc.	62,588	884,073
Chudenko Corp.	4,078	110,262
Chugai Pharmaceutical Co. Ltd.	21,700	1,097,185
Chugai Ro Co. Ltd.	1,930	53,435
Chugoku Bank Ltd. (The)	14,402	169,595
Chugoku Electric Power Co., Inc. (The)	27,820	335,184
Ci:z Holdings Co. Ltd.	2,716	135,283
Citizen Watch Co. Ltd.(x)	35,300	253,458
CKD Corp.	7,859	174,825
Clarion Co. Ltd.(x)	27,306	85,199
Cleanup Corp.	10,500	80,424
Coca-Cola Bottlers Japan, Inc.	14,253	588,712
cocokara fine, Inc.	2,255	154,070
COLOPL, Inc.(x)	6,958	60,553
Colowide Co. Ltd.(x)	5,764	134,884
COMSYS HOLDINGS Corp.	10,500	280,250
Concordia Financial Group Ltd.	131,896	727,625
CONEXIO Corp.	5,153	109,835
Cosel Co. Ltd.	4,700	65,461
Cosmo Energy Holdings Co. Ltd.	8,000	259,010
Cosmos Pharmaceutical Corp.	1,165	236,383
Create Restaurants Holdings, Inc.(x)	5,567	66,027
Create SD Holdings Co. Ltd.	4,072	105,852
Credit Saison Co. Ltd.	20,400	334,935
CyberAgent, Inc.	12,286	610,807
Dai Nippon Printing Co. Ltd.	26,727	552,098
Daicel Corp.	29,000	316,696
Daido Steel Co. Ltd.	3,899	199,338
Daifuku Co. Ltd.	10,448	625,476
Daihen Corp.	12,123	93,083
Dai-ichi Life Holdings, Inc.	108,304	1,977,168
Daiichi Sankyo Co. Ltd.	55,004	1,822,697
Daiichikosho Co. Ltd.	3,822	202,585
Daikin Industries Ltd.	26,498	2,922,363
Daikyo, Inc.	3,724	75,351
Daito Trust Construction Co. Ltd.	8,145	1,407,702
Daiwa House Industry Co. Ltd.	63,613	2,451,138
Daiwa Securities Group, Inc.	172,405	1,099,678
DCM Holdings Co. Ltd.(x)	11,800	119,769
DeNA Co. Ltd.(x)	9,759	176,094
Denka Co. Ltd.	9,600	321,639
Denki Kogyo Co. Ltd.	2,900	86,124
Denso Corp.	43,071	2,355,841
Dentsu, Inc.	23,800	1,044,556
Descente Ltd.	7,164	113,043
DIC Corp.	8,900	298,186
Digital Garage, Inc.	3,387	113,319
Dip Corp.(x)	4,020	127,319
Disco Corp.	2,500	539,213
DMG Mori Co. Ltd.	11,229	209,795
Don Quijote Holdings Co. Ltd.	13,000	746,488
Doutor Nichires Holdings Co. Ltd.	5,300	124,126
Dowa Holdings Co. Ltd.	5,600	200,517
DTS Corp.	3,646	126,096
Duskin Co. Ltd.	5,723	145,058
Eagle Industry Co. Ltd.	5,758	100,977
Earth Corp.	1,929	101,884
East Japan Railway Co.	35,437	3,284,429
Ebara Corp.(x)	8,388	304,681
EDION Corp.(x)	10,327	120,153
Eisai Co. Ltd.	24,446	1,557,900
Elecom Co. Ltd.	4,239	101,229
Electric Power Development Co. Ltd.	17,100	431,015
euglena Co. Ltd.(x)*	9,207	88,778
Exedy Corp.(x)	3,400	107,204
Ezaki Glico Co. Ltd.(x)	6,500	340,257
FamilyMart UNY Holdings Co. Ltd.	6,428	541,280
Fancl Corp.	4,959	181,526
FANUC Corp.	18,309	4,638,980
Fast Retailing Co. Ltd.	3,291	1,337,370
FCC Co. Ltd.	4,261	119,695
Fuji Co. Ltd.	3,400	72,247
Fuji Electric Co. Ltd.	67,000	455,881
Fuji Kyuko Co. Ltd.	4,337	113,637
Fuji Machine Manufacturing Co. Ltd.	5,877	115,104
Fuji Media Holdings, Inc.	20,394	347,870
Fuji Oil Holdings, Inc.(x)	7,100	214,191
Fuji Seal International, Inc.	4,611	186,338
Fuji Soft, Inc.	4,161	166,589
FUJIFILM Holdings Corp.	42,668	1,702,229
Fujikura Ltd.	31,520	213,876

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Fujitsu General Ltd.(x)	7,720	$138,068
Fujitsu Ltd.	210,007	1,292,351
Fukuoka Financial Group, Inc.	82,000	441,577
Fukushima Industries Corp.	2,775	120,097
Fukuyama Transporting Co. Ltd.	3,412	150,551
Funai Soken Holdings, Inc.	4,713	100,855
Furukawa Electric Co. Ltd.	7,000	375,640
Futaba Industrial Co. Ltd.	9,500	80,264
Fuyo General Lease Co. Ltd.	2,579	173,783
Glory Ltd.	5,791	206,540
GMO internet, Inc.	7,656	154,192
GMO Payment Gateway, Inc.(x)	1,373	136,519
Gree, Inc.	16,216	92,201
GS Yuasa Corp.(x)	39,506	215,342
GungHo Online Entertainment, Inc.	39,210	133,396
Gunma Bank Ltd. (The)	54,000	306,527
Gunze Ltd.	2,400	136,009
H2O Retailing Corp.	9,500	173,742
Hachijuni Bank Ltd. (The)	43,000	230,346
Hakuhodo DY Holdings, Inc.	27,115	372,814
Hamamatsu Photonics KK	14,451	545,961
Hankyu Hanshin Holdings, Inc.	26,044	965,590
Hanwa Co. Ltd.	4,266	179,613
Haseko Corp.	25,130	382,364
Hazama Ando Corp.(x)	16,538	124,495
Heiwa Corp.	6,300	126,645
Heiwado Co. Ltd.	4,499	108,791
Hikari Tsushin, Inc.	2,400	383,666
Hino Motors Ltd.	32,439	417,358
Hirata Corp.(x)	966	88,788
Hirose Electric Co. Ltd.	3,906	536,683
Hiroshima Bank Ltd. (The)	36,500	274,766
HIS Co. Ltd.	3,292	119,422
Hisamitsu Pharmaceutical Co., Inc.	7,000	542,080
Hitachi Capital Corp.	5,540	139,587
Hitachi Chemical Co. Ltd.	10,500	239,298
Hitachi Construction Machinery Co. Ltd.(x)	9,800	378,074
Hitachi High-Technologies Corp.	7,100	337,635
Hitachi Ltd.	466,085	3,376,329
Hitachi Metals Ltd.	26,990	319,096
Hitachi Transport System Ltd.	4,900	137,691
Hitachi Zosen Corp.(x)	19,500	99,878
Hokkaido Electric Power Co., Inc.(x)	25,319	165,851
Hokuetsu Kishu Paper Co. Ltd.	13,526	87,203
Hokuhoku Financial Group, Inc.	17,700	240,037
Hokuriku Electric Power Co.(x)*	21,919	186,220
Hokuto Corp.	3,600	68,512
Honda Motor Co. Ltd.	174,674	6,008,241
Horiba Ltd.	3,816	295,511
Hoshizaki Corp.	6,100	535,445
House Foods Group, Inc.	8,400	279,066
Hoya Corp.	40,171	2,002,793
Hulic Co. Ltd.	44,679	487,499
Hyakujushi Bank Ltd. (The)	29,000	98,388
Ibiden Co. Ltd.	13,900	206,792
Ichibanya Co. Ltd.	1,268	52,314
Ichigo, Inc.	32,460	142,769
Icom, Inc.	2,600	63,849
Idemitsu Kosan Co. Ltd.	17,145	651,769
IDOM, Inc.	8,751	61,846
IHI Corp.	14,804	459,821
Iida Group Holdings Co. Ltd.(x)	20,786	388,352
Inaba Denki Sangyo Co. Ltd.	3,031	134,024
Inabata & Co. Ltd.(x)	8,308	126,176
Inageya Co. Ltd.	1,933	33,045
Infomart Corp.	16,904	162,201
Information Services International-Dentsu Ltd.	4,770	128,389
Inpex Corp.	110,579	1,367,623
Internet Initiative Japan, Inc.	3,198	64,829
Iseki & Co. Ltd.	4,100	81,226
Isetan Mitsukoshi Holdings Ltd.(x)	35,742	394,353
Isuzu Motors Ltd.	58,167	892,144
Ito En Ltd.	9,000	353,555
ITOCHU Corp.	139,255	2,704,483
Itochu Techno-Solutions Corp.	11,200	234,410
Iwatani Corp.	5,397	199,335
Iyo Bank Ltd. (The)	24,000	180,668
Izumi Co. Ltd.	3,455	235,734
J Front Retailing Co. Ltd.	22,829	388,118
Jafco Co. Ltd.	3,600	170,518
Japan Airlines Co. Ltd.	33,853	1,362,328
Japan Airport Terminal Co. Ltd.	7,200	275,062
Japan Aviation Electronics Industry Ltd.	6,944	98,216
Japan Cash Machine Co. Ltd.	6,102	66,695
Japan Display, Inc.(x)*	45,302	82,170
Japan Exchange Group, Inc.	56,255	1,041,515
Japan Lifeline Co. Ltd.	5,539	161,373
Japan Petroleum Exploration Co. Ltd.	5,700	130,119
Japan Post Bank Co. Ltd.(x)	55,127	739,828
Japan Post Holdings Co. Ltd.	104,465	1,257,645
Japan Post Insurance Co. Ltd.(x)	6,712	157,384
Japan Pulp & Paper Co. Ltd.	2,010	81,133
Japan Steel Works Ltd. (The)	6,516	207,902
Japan Tobacco, Inc.	123,225	3,550,659
JCR Pharmaceuticals Co. Ltd.	1,658	94,583
JFE Holdings, Inc.	53,377	1,075,265
JGC Corp.(x)	18,595	404,387
JINS, Inc.	1,913	106,433
JSR Corp.	23,500	528,504
JTEKT Corp.	25,700	380,651
Juroku Bank Ltd. (The)	3,200	85,259
JVC Kenwood Corp.(x)	19,300	64,391
JXTG Holdings, Inc.	320,383	1,938,166
kabu.com Securities Co. Ltd.	29,820	102,572
Kadokawa Dwango Corp.	6,440	67,121
Kagome Co. Ltd.(x)	8,701	305,420
Kajima Corp.	100,000	927,588
Kakaku.com, Inc.(x)	17,876	312,815
Kaken Pharmaceutical Co. Ltd.	4,500	265,589
Kamigumi Co. Ltd.	13,000	290,287
Kanagawa Chuo Kotsu Co. Ltd.	2,940	105,962
Kandenko Co. Ltd.	6,000	68,343
Kaneka Corp.	31,000	307,363
Kanematsu Electronics Ltd.	3,625	106,122
Kansai Electric Power Co., Inc. (The)	77,702	998,249
Kansai Paint Co. Ltd.(x)	22,338	520,216
Kao Corp.	47,732	3,580,180
Kappa Create Co. Ltd.*	5,800	70,262
Katakura Industries Co. Ltd.	7,200	93,447
Kawasaki Heavy Industries Ltd.	17,700	572,229
Kawasaki Kisen Kaisha Ltd.(x)*	10,000	234,388
KDDI Corp.	170,233	4,346,017
Keihan Holdings Co. Ltd.	10,400	320,586
Keihin Corp.	5,700	116,137
Keikyu Corp.	29,499	512,881
Keio Corp.	12,200	521,113
Keisei Electric Railway Co. Ltd.	16,500	507,072
Keiyo Bank Ltd. (The)	8,152	36,391
Kenedix, Inc.(x)	26,600	165,492
Kewpie Corp.	13,000	352,718
Key Coffee, Inc.	4,000	78,906
Keyence Corp.	9,527	5,912,909

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
KH Neochem Co. Ltd.	3,269	$98,158
Kikkoman Corp.(x)	16,371	658,502
Kinden Corp.	15,000	248,391
Kinki Sharyo Co. Ltd. (The)*	1,340	30,791
Kintetsu Department Store Co. Ltd.*	2,816	101,493
Kintetsu Group Holdings Co. Ltd.	20,700	806,367
Kintetsu World Express, Inc.	5,800	108,908
Kirin Holdings Co. Ltd.	92,724	2,468,312
Kitz Corp.(x)	13,022	111,857
Kiyo Bank Ltd. (The)	12,600	199,885
Koa Corp.	5,800	119,919
Kobayashi Pharmaceutical Co. Ltd.	7,000	505,239
Kobe Bussan Co. Ltd.	2,731	123,454
Kobe Steel Ltd.	45,200	452,828
Koei Tecmo Holdings Co. Ltd.	5,786	112,996
Koito Manufacturing Co. Ltd.	13,000	901,649
Kokuyo Co. Ltd.	14,200	279,316
Komatsu Ltd.	93,726	3,124,347
Komori Corp.	7,900	99,636
Konami Holdings Corp.	9,200	483,323
Konica Minolta, Inc.	54,000	462,835
Konoike Transport Co. Ltd.	7,461	129,159
Kose Corp.	3,360	703,230
Kotobuki Spirits Co. Ltd.	1,339	70,470
K’s Holdings Corp.	17,800	246,077
Kubota Corp.	106,445	1,862,700
Kumagai Gumi Co. Ltd.	3,271	105,134
Kumiai Chemical Industry Co. Ltd.	9,350	56,414
Kurabo Industries Ltd.	39,100	123,100
Kuraray Co. Ltd.	36,000	611,701
Kureha Corp.	2,400	156,308
Kurita Water Industries Ltd.	12,196	386,838
KYB Corp.	1,923	91,266
Kyocera Corp.	32,950	1,859,234
Kyoei Steel Ltd.(x)	5,000	86,180
Kyoritsu Maintenance Co. Ltd.	2,670	127,722
Kyowa Exeo Corp.	9,800	262,119
Kyowa Hakko Kirin Co. Ltd.	24,138	530,149
Kyudenko Corp.	3,588	176,357
Kyushu Electric Power Co., Inc.(x)	42,390	505,150
Kyushu Financial Group, Inc.(x)	34,349	169,800
Kyushu Railway Co.	16,232	504,938
Lasertec Corp.	4,407	161,941
Lawson, Inc.	5,088	346,675
Leopalace21 Corp.	22,700	189,229
Life Corp.	3,100	85,479
LIFULL Co. Ltd.(x)	13,216	119,112
LINE Corp.(x)*	5,727	226,593
Link And Motivation, Inc.(x)	14,231	172,797
Lintec Corp.	4,900	142,296
Lion Corp.	27,000	543,781
LIXIL Group Corp.	28,932	646,045
M3, Inc.	20,869	937,492
Mabuchi Motor Co. Ltd.	6,900	339,796
Maeda Corp.	15,009	177,025
Maeda Road Construction Co. Ltd.	10,000	202,058
Makino Milling Machine Co. Ltd.	12,377	116,087
Makita Corp.	25,314	1,237,092
Mandom Corp.	4,216	145,414
Marubeni Corp.	165,297	1,196,017
Maruha Nichiro Corp.(x)	5,013	160,182
Marui Group Co. Ltd.(x)	19,261	392,443
Maruichi Steel Tube Ltd.(x)	7,800	238,607
Maruzen Showa Unyu Co. Ltd.	22,000	105,446
Marvelous, Inc.(x)	7,616	65,205
Matsuda Sangyo Co. Ltd.	4,000	73,568
Matsui Securities Co. Ltd.(x)	8,604	77,950
Matsumotokiyoshi Holdings Co. Ltd.	7,600	321,413
Matsuya Co. Ltd.	7,173	101,793
Max Co. Ltd.	6,000	77,026
Maxell Holdings Ltd.	5,700	110,995
Mazda Motor Corp.(x)	66,800	882,987
Mebuki Financial Group, Inc.	104,665	402,312
Medipal Holdings Corp.	23,000	471,218
Megmilk Snow Brand Co. Ltd.	4,964	134,218
Meidensha Corp.	22,000	83,943
Meiji Holdings Co. Ltd.	14,000	1,065,739
Meitec Corp.	2,601	143,977
Mie Bank Ltd. (The)(r)	2,610	57,582
Minato Bank Ltd. (The)(r)	5,510	108,745
Minebea Mitsumi, Inc.	36,938	788,714
Miraca Holdings, Inc.	6,996	273,186
MISUMI Group, Inc.	24,300	667,077
Mitsubishi Chemical Holdings Corp.	139,210	1,348,206
Mitsubishi Corp.	136,369	3,667,949
Mitsubishi Electric Corp.	197,304	3,155,047
Mitsubishi Estate Co. Ltd.	145,686	2,462,443
Mitsubishi Gas Chemical Co., Inc.	19,000	455,157
Mitsubishi Heavy Industries Ltd.	34,400	1,317,096
Mitsubishi Logistics Corp.(x)	9,000	191,156
Mitsubishi Materials Corp.	14,300	430,055
Mitsubishi Motors Corp.	75,000	536,394
Mitsubishi Pencil Co. Ltd.	3,972	89,515
Mitsubishi Research Institute, Inc.(x)	3,100	97,744
Mitsubishi Shokuhin Co. Ltd.	3,000	85,992
Mitsubishi Tanabe Pharma Corp.	23,507	459,514
Mitsubishi UFJ Financial Group, Inc.	1,330,319	8,714,180
Mitsubishi UFJ Lease & Finance Co. Ltd.	61,180	358,783
Mitsui & Co. Ltd.	162,408	2,781,717
Mitsui Chemicals, Inc.	19,000	599,079
Mitsui E&S Holdings Co. Ltd.	7,168	116,542
Mitsui Fudosan Co. Ltd.	95,602	2,319,408
Mitsui Home Co. Ltd.	13,400	85,383
Mitsui Mining & Smelting Co. Ltd.	5,900	267,816
Mitsui OSK Lines Ltd.	10,794	310,414
Miura Co. Ltd.(x)	11,508	362,853
Mizuho Financial Group, Inc.	2,601,310	4,679,204
Mizuno Corp.	3,160	95,924
MonotaRO Co. Ltd.	8,044	288,784
Morinaga & Co. Ltd.	4,247	186,995
Morinaga Milk Industry Co. Ltd.	4,400	179,052
MOS Food Services, Inc.	2,959	88,154
MS&AD Insurance Group Holdings, Inc.	52,667	1,660,615
Murata Manufacturing Co. Ltd.	20,819	2,850,739
Musashi Seimitsu Industry Co. Ltd.	3,100	104,737
Nabtesco Corp.	11,042	425,989
Nachi-Fujikoshi Corp.	21,834	132,557
Nagase & Co. Ltd.	11,432	193,927
Nagoya Railroad Co. Ltd.(x)	16,800	425,664
Nankai Electric Railway Co. Ltd.(x)	9,800	245,541
Nanto Bank Ltd. (The)	2,146	57,842
NEC Corp.	25,860	726,914
NEC Networks & System Integration Corp.(x)	5,358	139,634
NET One Systems Co. Ltd.(x)	5,110	77,943
Nexon Co. Ltd.*	42,146	697,119
NGK Insulators Ltd.	29,000	499,845
NGK Spark Plug Co. Ltd.	17,024	410,061
NH Foods Ltd.	9,500	389,267
NHK Spring Co. Ltd.	25,000	264,320
Nichias Corp.	10,974	139,438
Nichiha Corp.	3,077	117,551

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nichi-iko Pharmaceutical Co. Ltd.	6,713	$105,674
Nichirei Corp.	13,000	359,194
Nidec Corp.	23,743	3,657,232
Nifco, Inc.	8,800	300,211
Nihon Kohden Corp.	11,800	328,366
Nihon M&A Center, Inc.	15,948	548,561
Nihon Parkerizing Co. Ltd.	12,170	198,783
Nihon Unisys Ltd.	5,369	115,751
Nikkon Holdings Co. Ltd.	9,000	235,985
Nikon Corp.	35,600	634,346
Nintendo Co. Ltd.	11,953	5,264,016
Nippo Corp.	5,398	125,153
Nippon Carbon Co. Ltd.	2,250	114,186
Nippon Chemi-Con Corp.	3,503	82,106
Nippon Densetsu Kogyo Co. Ltd.	4,990	98,717
Nippon Electric Glass Co. Ltd.	10,800	320,737
Nippon Express Co. Ltd.	8,200	548,696
Nippon Flour Mills Co. Ltd.	7,000	108,482
Nippon Gas Co. Ltd.	3,695	172,587
Nippon Kayaku Co. Ltd.(x)	15,000	184,249
Nippon Light Metal Holdings Co. Ltd.	52,529	140,696
Nippon Paint Holdings Co. Ltd.(x)	18,000	660,589
Nippon Paper Industries Co. Ltd.(x)	9,600	179,180
Nippon Sheet Glass Co. Ltd.*	13,390	107,845
Nippon Shinyaku Co. Ltd.	6,000	401,485
Nippon Shokubai Co. Ltd.	4,000	271,416
Nippon Signal Co. Ltd.	8,900	82,806
Nippon Steel & Sumikin Bussan Corp.	2,026	112,148
Nippon Steel & Sumitomo Metal Corp.	85,267	1,872,340
Nippon Suisan Kaisha Ltd.(x)	32,900	170,676
Nippon Telegraph & Telephone Corp.	136,697	6,294,961
Nippon Television Holdings, Inc.	21,070	373,262
Nippon Thompson Co. Ltd.	11,000	87,872
Nippon Yusen KK(x)	16,174	326,505
Nipro Corp.	13,900	200,783
Nishimatsu Construction Co. Ltd.	5,822	144,339
Nishi-Nippon Financial Holdings, Inc.	14,600	169,319
Nishi-Nippon Railroad Co. Ltd.	5,600	146,309
Nishio Rent All Co. Ltd.	3,304	101,072
Nissan Chemical Industries Ltd.(x)	14,000	581,552
Nissan Motor Co. Ltd.	234,045	2,428,323
Nissan Shatai Co. Ltd.(x)	10,000	104,600
Nissha Co. Ltd.	4,478	120,067
Nisshin Oillio Group Ltd. (The)	2,383	65,507
Nisshin Seifun Group, Inc.	28,825	571,326
Nisshinbo Holdings, Inc.(x)	17,990	241,941
Nissin Electric Co. Ltd.	7,460	69,128
Nissin Foods Holdings Co. Ltd.	8,900	617,283
Nissin Kogyo Co. Ltd.	4,986	86,126
Nitori Holdings Co. Ltd.	7,982	1,410,662
Nitta Corp.	1,728	64,229
Nitto Boseki Co. Ltd.	4,062	86,123
Nitto Denko Corp.	15,239	1,142,585
Nitto Kogyo Corp.	5,056	78,402
Noevir Holdings Co. Ltd.	1,525	109,927
NOF Corp.	10,510	310,643
Nohmi Bosai Ltd.	6,606	141,426
NOK Corp.	11,800	229,113
Nomura Co. Ltd.	5,619	121,458
Nomura Holdings, Inc.	329,385	1,904,709
Nomura Real Estate Holdings, Inc.	15,900	375,366
Nomura Research Institute Ltd.	13,392	634,328
Noritake Co. Ltd.	1,990	86,217
Noritz Corp.	4,795	86,612
NS Solutions Corp.	4,600	131,422
NS United Kaiun Kaisha Ltd.	2,870	58,530
NSK Ltd.	41,441	555,377
NTN Corp.(x)	53,000	221,155
NTT Data Corp.	64,130	682,253
NTT DOCOMO, Inc.	141,011	3,599,985
NTT Urban Development Corp.	15,400	188,149
Obara Group, Inc.	1,415	83,779
Obayashi Corp.	68,200	746,063
OBIC Business Consultants Co. Ltd.	1,350	86,401
Obic Co. Ltd.	6,315	525,236
Odakyu Electric Railway Co. Ltd.	30,375	614,608
Ogaki Kyoritsu Bank Ltd. (The)(x)	2,800	70,470
Ohsho Food Service Corp.	2,130	105,294
Oiles Corp.	4,560	97,067
Oita Bank Ltd. (The)	2,100	77,463
Oji Holdings Corp.	100,000	642,827
Okamoto Industries, Inc.	403	4,136
Okasan Securities Group, Inc.	11,848	70,817
OKUMA Corp.	2,354	138,490
Okumura Corp.	5,000	197,124
Olympus Corp.	30,055	1,141,132
Omron Corp.	21,577	1,269,414
Ono Pharmaceutical Co. Ltd.	45,845	1,419,232
Onward Holdings Co. Ltd.	15,000	130,116
Open House Co. Ltd.(x)	2,323	144,089
Optorun Co. Ltd.	2,507	80,578
Oracle Corp. Japan	3,300	268,268
Orient Corp.(x)	62,637	98,307
Oriental Land Co. Ltd.	22,567	2,304,313
ORIX Corp.	127,699	2,252,029
Osaka Gas Co. Ltd.	38,946	768,452
Osaka Steel Co. Ltd.	5,300	108,585
OSG Corp.	9,700	222,616
Otsuka Corp.	11,600	584,333
Otsuka Holdings Co. Ltd.	40,344	2,020,518
Outsourcing, Inc.(x)	6,004	107,322
Pacific Metals Co. Ltd.*	3,016	90,703
PALTAC Corp.	2,773	148,547
Panasonic Corp.	226,709	3,240,678
Parco Co. Ltd.	8,506	113,994
Park24 Co. Ltd.(x)	10,900	292,155
Penta-Ocean Construction Co. Ltd.	29,322	214,669
PeptiDream, Inc.*	8,788	451,768
Persol Holdings Co. Ltd.	18,066	525,485
Pigeon Corp.	12,261	553,678
Pilot Corp.	4,200	234,068
Plenus Co. Ltd.	1,943	37,690
Pola Orbis Holdings, Inc.	8,224	336,983
Rakuten, Inc.	102,443	865,622
Recruit Holdings Co. Ltd.	145,450	3,614,891
Relo Group, Inc.	8,730	241,705
Renesas Electronics Corp.*	8,900	89,498
Rengo Co. Ltd.	21,000	181,373
Resona Holdings, Inc.	216,321	1,142,544
Resorttrust, Inc.	10,200	214,056
Ricoh Co. Ltd.(x)	58,363	576,472
Ricoh Leasing Co. Ltd.	2,500	82,703
Riken Corp.	1,600	89,921
Riken Vitamin Co. Ltd.	961	37,210
Rinnai Corp.	3,700	351,205
Riso Kagaku Corp.	3,360	62,555
Rohm Co. Ltd.	8,647	823,214
Rohto Pharmaceutical Co. Ltd.	10,582	295,864
Ryobi Ltd.	3,740	98,522
Ryohin Keikaku Co. Ltd.	2,738	918,628
Saizeriya Co. Ltd.	3,745	106,643
Sakai Chemical Industry Co. Ltd.	2,820	74,048

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Sakata Seed Corp.	2,341	$82,833
San-A Co. Ltd.	1,826	105,196
San-Ai Oil Co. Ltd.	4,848	71,304
Sanden Holdings Corp.*	3,640	52,374
Sangetsu Corp.	11,200	231,989
Sankyo Co. Ltd.	7,700	271,369
Sankyu, Inc.	4,962	245,757
Sanoh Industrial Co. Ltd.	7,800	54,832
Sanrio Co. Ltd.(x)	6,400	116,265
Santen Pharmaceutical Co. Ltd.	37,822	609,602
Sanwa Holdings Corp.	21,000	270,974
Sanyo Chemical Industries Ltd.	1,880	88,077
Sapporo Holdings Ltd.	10,400	302,993
Sato Holdings Corp.	1,598	50,536
Sawai Pharmaceutical Co. Ltd.	4,400	193,111
SBI Holdings, Inc.	22,295	509,786
SCREEN Holdings Co. Ltd.	3,799	348,463
SCSK Corp.	6,300	272,060
Secom Co. Ltd.	20,709	1,541,425
Sega Sammy Holdings, Inc.	20,371	322,590
Seibu Holdings, Inc.	28,367	493,733
Seikagaku Corp.	3,988	72,710
Seiko Epson Corp.	31,500	559,809
Seiko Holdings Corp.	4,175	100,996
Seino Holdings Co. Ltd.(x)	16,000	294,422
Sekisui Chemical Co. Ltd.	44,430	774,983
Sekisui House Ltd.	72,000	1,314,074
Senko Group Holdings Co. Ltd.	13,947	108,530
Senshu Ikeda Holdings, Inc.	60	226
Seven & i Holdings Co. Ltd.	80,136	3,437,251
Seven Bank Ltd.(x)	99,354	316,536
SG Holdings Co. Ltd.	13,026	284,624
Sharp Corp.(x)*	13,515	403,907
Shikoku Chemicals Corp.	6,427	94,890
Shikoku Electric Power Co., Inc.(x)	20,885	247,703
Shima Seiki Manufacturing Ltd.	2,819	195,784
Shimachu Co. Ltd.	6,100	194,916
Shimadzu Corp.	23,197	652,276
Shimamura Co. Ltd.	2,500	312,720
Shimano, Inc.	8,197	1,181,730
Shimizu Corp.	69,580	621,875
Shimojima Co. Ltd.	5,300	56,982
Shinagawa Refractories Co. Ltd.	2,170	56,980
Shin-Etsu Chemical Co. Ltd.	34,412	3,559,081
Shinko Electric Industries Co. Ltd.	8,500	63,667
Shinmaywa Industries Ltd.	10,523	86,534
Shinsei Bank Ltd.	22,800	350,555
Shionogi & Co. Ltd.	29,100	1,501,697
Ship Healthcare Holdings, Inc.	4,518	159,227
Shiseido Co. Ltd.	35,890	2,297,999
Shizuoka Bank Ltd. (The)	55,000	519,994
SHO-BOND Holdings Co. Ltd.	2,306	170,125
Shochiku Co. Ltd.	1,900	269,452
Showa Denko KK	14,151	598,463
Showa Shell Sekiyu KK	19,100	258,664
Siix Corp.(x)	5,830	128,703
Sintokogio Ltd.	7,500	78,098
SKY Perfect JSAT Holdings, Inc.(x)	25,557	114,809
Skylark Co. Ltd.(x)	12,740	183,428
SMC Corp.	6,090	2,465,075
SMK Corp.	16,209	67,331
SMS Co. Ltd.(x)	3,854	164,258
SoftBank Group Corp.	85,500	6,388,093
Sohgo Security Services Co. Ltd.	8,100	400,414
Sojitz Corp.	115,662	370,666
Sompo Holdings, Inc.	39,505	1,589,779
Sony Corp.	129,673	6,271,296
Sony Financial Holdings, Inc.(x)	16,550	301,121
Sotetsu Holdings, Inc.(x)	10,000	265,777
Square Enix Holdings Co. Ltd.	10,400	475,993
St Marc Holdings Co. Ltd.	2,948	85,333
Stanley Electric Co. Ltd.	16,900	624,191
Star Micronics Co. Ltd.	6,600	122,876
Start Today Co. Ltd.	20,007	534,372
Subaru Corp.	61,255	2,007,389
Sugi Holdings Co. Ltd.	5,000	276,773
SUMCO Corp.	21,300	558,498
Sumitomo Bakelite Co. Ltd.	19,000	167,671
Sumitomo Chemical Co. Ltd.	158,000	920,633
Sumitomo Corp.	124,162	2,089,884
Sumitomo Dainippon Pharma Co. Ltd.(x)	15,798	265,168
Sumitomo Electric Industries Ltd.	73,897	1,127,501
Sumitomo Forestry Co. Ltd.	17,200	275,769
Sumitomo Heavy Industries Ltd.	13,200	500,559
Sumitomo Metal Mining Co. Ltd.	24,941	1,050,098
Sumitomo Mitsui Construction Co. Ltd.	15,803	93,566
Sumitomo Mitsui Financial Group, Inc.	144,918	6,071,561
Sumitomo Mitsui Trust Holdings, Inc.	39,602	1,602,987
Sumitomo Osaka Cement Co. Ltd.(x)	44,000	195,179
Sumitomo Realty & Development Co. Ltd.	46,663	1,725,661
Sumitomo Riko Co. Ltd.	2,218	22,450
Sumitomo Rubber Industries Ltd.	23,600	432,942
Sumitomo Seika Chemicals Co. Ltd.	1,759	84,144
Sumitomo Warehouse Co. Ltd. (The)	17,000	115,032
Sundrug Co. Ltd.	9,200	424,961
Suntory Beverage & Food Ltd.	14,752	716,769
Suruga Bank Ltd.	20,000	276,115
Sushiro Global Holdings Ltd.*	3,262	157,881
Suzuken Co. Ltd.	11,220	463,436
Suzuki Motor Corp.(x)	39,103	2,105,730
Sysmex Corp.	14,993	1,358,325
T Hasegawa Co. Ltd.	3,525	66,720
T RAD Co. Ltd.	1,720	63,608
T&D Holdings, Inc.	62,298	988,583
Tadano Ltd.(x)	11,167	167,392
Taihei Dengyo Kaisha Ltd.	4,300	109,960
Taiheiyo Cement Corp.	12,822	465,740
Taisei Corp.	23,129	1,173,785
Taisho Pharmaceutical Holdings Co. Ltd.	5,305	521,501
Taiyo Holdings Co. Ltd.	2,648	113,729
Taiyo Nippon Sanso Corp.	18,000	272,525
Taiyo Yuden Co. Ltd.(x)	10,000	169,447
Takara Bio, Inc.	6,178	117,980
Takara Holdings, Inc.(x)	18,000	199,784
Takara Standard Co. Ltd.	5,000	84,019
Takasago Thermal Engineering Co. Ltd.	6,413	117,767
Takashimaya Co. Ltd.	33,000	316,649
Takeda Pharmaceutical Co. Ltd.	70,978	3,457,347
Takeuchi Manufacturing Co. Ltd.	4,365	97,428
Taki Chemical Co. Ltd.	99	3,968
Tamron Co. Ltd.	2,969	62,502
TDK Corp.	10,682	962,740
TechnoPro Holdings, Inc.	3,425	206,327
Teijin Ltd.	19,600	368,588
Terumo Corp.	31,300	1,644,349
THK Co. Ltd.	12,731	526,445
TIS, Inc.	6,287	248,750
TKC Corp.	3,466	141,044

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Toagosei Co. Ltd.	17,000	$200,188
Tobu Railway Co. Ltd.	21,356	643,259
TOC Co. Ltd.	5,823	47,337
Toda Corp.	32,000	231,869
Toei Co. Ltd.	540	58,768
Toho Bank Ltd. (The)	26,176	100,123
Toho Co. Ltd./Tokyo	12,809	424,940
Toho Gas Co. Ltd.(x)	10,000	307,316
Toho Holdings Co. Ltd.	9,200	216,674
Tohoku Electric Power Co., Inc.	46,701	623,675
Tokai Carbon Co. Ltd.	15,000	232,743
Tokai Rika Co. Ltd.	5,427	111,136
Tokai Tokyo Financial Holdings, Inc.(x)	34,000	234,857
Token Corp.	853	85,857
Tokio Marine Holdings, Inc.	73,317	3,262,591
Tokuyama Corp.	7,400	235,412
Tokyo Broadcasting System Holdings, Inc.	11,930	253,052
Tokyo Century Corp.	4,800	297,279
Tokyo Dome Corp.	10,261	97,687
Tokyo Electric Power Co. Holdings, Inc.*	161,128	620,859
Tokyo Electron Ltd.	12,944	2,434,793
Tokyo Gas Co. Ltd.	41,258	1,094,022
Tokyo Ohka Kogyo Co. Ltd.	5,100	182,853
Tokyo Seimitsu Co. Ltd.(x)	5,489	221,562
Tokyo Steel Manufacturing Co. Ltd.(x)	14,700	118,119
Tokyo Tatemono Co. Ltd.	27,500	414,290
Tokyo TY Financial Group, Inc.	3,104	73,833
Tokyotokeiba Co. Ltd.	2,059	76,145
Tokyu Construction Co. Ltd.	9,825	106,648
Tokyu Corp.	56,000	872,591
Tokyu Fudosan Holdings Corp.	57,534	419,048
Tomy Co. Ltd.	9,500	97,495
Topcon Corp.	10,341	201,854
Toppan Forms Co. Ltd.	7,000	78,286
Toppan Printing Co. Ltd.	63,000	516,884
Toray Industries, Inc.	149,915	1,418,067
Toshiba Plant Systems & Services Corp.	6,000	129,298
Toshiba TEC Corp.	17,000	100,334
Tosho Co. Ltd.	4,370	169,001
Tosoh Corp.	31,500	618,129
Totetsu Kogyo Co. Ltd.	3,407	104,383
TOTO Ltd.	16,000	843,569
Toyo Engineering Corp.*	6,979	66,179
Toyo Ink SC Holdings Co. Ltd.	12,000	74,433
Toyo Kohan Co. Ltd.	8,807	59,097
Toyo Seikan Group Holdings Ltd.	18,400	273,566
Toyo Suisan Kaisha Ltd.	12,000	465,204
Toyo Tire & Rubber Co. Ltd.	11,244	193,591
Toyobo Co. Ltd.(x)	12,100	238,691
Toyoda Gosei Co. Ltd.	9,300	216,232
Toyota Boshoku Corp.	5,878	120,648
Toyota Industries Corp.	16,529	1,000,392
Toyota Motor Corp.	234,217	15,023,082
Toyota Tsusho Corp.	21,814	739,058
TPR Co. Ltd.	16	462
Transcosmos, Inc.	4,218	108,775
Trend Micro, Inc.	10,700	638,551
Trusco Nakayama Corp.	4,185	103,716
TS Tech Co. Ltd.	5,200	205,987
TSI Holdings Co. Ltd.	12,000	86,725
Tsubakimoto Chain Co.	12,965	105,518
Tsumura & Co.(x)	9,200	316,019
Tsuruha Holdings, Inc.	3,954	563,716
Tsutsumi Jewelry Co. Ltd.	5,505	105,904
TV Asahi Holdings Corp.	5,715	124,661
Tv Tokyo Holdings Corp.	4,700	123,502
UACJ Corp.(x)	3,496	89,696
Ube Industries Ltd.(x)	10,241	298,842
Ulvac, Inc.	4,000	224,426
Unicharm Corp.	42,564	1,211,657
Unipres Corp.	4,100	92,708
United Arrows Ltd.(x)	2,708	104,345
United Super Markets Holdings, Inc.	9,129	97,034
Unitika Ltd.*	7,780	48,696
Ushio, Inc.	11,665	156,549
USS Co. Ltd.	23,835	481,606
V Technology Co. Ltd.	668	191,476
Valor Holdings Co. Ltd.	4,443	120,256
Wacoal Holdings Corp.(x)	5,909	171,042
Wacom Co. Ltd.	21,153	106,356
Wakita & Co. Ltd.	9,405	105,006
Welcia Holdings Co. Ltd.	6,180	277,332
West Japan Railway Co.	18,205	1,271,382
Wowow, Inc.	2,656	83,495
Xebio Holdings Co. Ltd.	5,148	101,988
Yahoo Japan Corp.(x)	135,985	631,329
Yakult Honsha Co. Ltd.	12,369	914,845
Yamada Denki Co. Ltd.(x)	66,870	400,950
Yamagata Bank Ltd. (The)	4,200	92,917
Yamaguchi Financial Group, Inc.	23,000	278,408
Yamaha Corp.(x)	15,000	659,039
Yamaha Motor Co. Ltd.	28,700	857,723
Yamato Holdings Co. Ltd.	32,758	821,528
Yamato Kogyo Co. Ltd.(x)	4,300	119,295
Yamazaki Baking Co. Ltd.	19,340	401,323
Yaoko Co. Ltd.	2,154	115,995
Yaskawa Electric Corp.(x)	23,533	1,067,118
Yodogawa Steel Works Ltd.	4,000	107,815
Yokogawa Electric Corp.	23,500	485,438
Yokohama Rubber Co. Ltd. (The)	14,820	343,045
Yoshinoya Holdings Co. Ltd.	7,900	158,364
Zenkoku Hosho Co. Ltd.(x)	5,062	222,166
Zensho Holdings Co. Ltd.(x)	9,793	222,909
Zeon Corp.	22,000	317,993
Zeria Pharmaceutical Co. Ltd.	5,906	118,114

		443,062,705

Jersey (0.1%)
Randgold Resources Ltd.	16,247	1,345,760

Mexico (0.0%)
Fresnillo plc	32,106	571,955

Netherlands (5.6%)
ASML Holding NV	107,252	21,219,482
ING Groep NV	965,917	16,314,080
Koninklijke Ahold Delhaize NV	294,338	6,979,140
Koninklijke Philips NV	233,888	8,988,324
Royal Dutch Shell plc, Class A	801,652	25,155,614
Royal Dutch Shell plc, Class B	653,158	21,047,960

		99,704,600

New Zealand (0.1%)
a2 Milk Co. Ltd.*	104,986	933,681
Chorus Ltd.	29,423	85,893
Fisher & Paykel Healthcare Corp. Ltd.	22,516	214,953
Fletcher Building Ltd.	33,019	145,822
SKYCITY Entertainment Group Ltd.(x)	42,475	120,414
Spark New Zealand Ltd.	35,293	85,676
Trade Me Group Ltd.	35,564	113,893
Xero Ltd.*	15,410	400,844

		2,101,176

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Russia (0.0%)
Evraz plc	84,074	$513,113

South Africa (0.1%)
Mediclinic International plc(x)	68,114	575,193
Mondi plc	63,855	1,718,364

		2,293,557

Spain (3.9%)
Banco Bilbao Vizcaya Argentaria SA	1,657,482	13,123,037
Banco Santander SA	4,011,073	26,160,486
Iberdrola SA	1,443,085	10,614,208
Industria de Diseno Textil SA	276,268	8,658,827
Telefonica SA	1,142,478	11,323,152

		69,879,710

Switzerland (0.8%)
Coca-Cola HBC AG*	33,969	1,256,837
Ferguson plc	43,372	3,262,415
Glencore plc*	2,030,456	10,103,145

		14,622,397

United Arab Emirates (0.0%)
NMC Health plc	14,256	681,282

United Kingdom (21.0%)
3i Group plc	165,908	2,003,184
Admiral Group plc	35,051	907,686
Anglo American plc	171,995	4,018,167
Ashtead Group plc	86,574	2,360,738
Associated British Foods plc	60,576	2,117,736
AstraZeneca plc	220,684	15,178,969
Aviva plc	697,034	4,857,450
BAE Systems plc	554,521	4,529,579
Barclays plc	2,958,408	8,639,927
Barratt Developments plc	174,396	1,299,039
Berkeley Group Holdings plc	21,901	1,165,649
BP plc	3,357,268	22,606,138
British American Tobacco plc	398,443	23,130,065
British Land Co. plc (The) (REIT)	171,466	1,546,612
BT Group plc	1,459,179	4,662,535
Bunzl plc	58,453	1,719,317
Burberry Group plc	72,261	1,720,835
Centrica plc	974,244	1,945,409
Compass Group plc	275,221	5,623,916
Croda International plc	22,098	1,418,058
CYBG plc (CHDI)	103,388	432,269
DCC plc	15,490	1,427,325
Diageo plc	422,507	14,293,443
Direct Line Insurance Group plc	239,801	1,283,925
DS Smith plc	172,894	1,143,126
easyJet plc	43,228	974,537
Experian plc	159,622	3,448,146
G4S plc	268,283	935,344
GKN plc	298,965	1,943,809
GlaxoSmithKline plc	842,025	16,358,824
Halma plc	65,930	1,092,018
Hargreaves Lansdown plc	45,784	1,050,769
HSBC Holdings plc	3,495,922	32,679,377
Imperial Brands plc	166,333	5,668,358
Informa plc	143,025	1,443,283
InterContinental Hotels Group plc	33,082	1,983,715
International Consolidated Airlines Group SA	285,845	2,468,808
Intertek Group plc	28,115	1,840,267
ITV plc	649,176	1,314,929
J Sainsbury plc	280,652	940,625
Janus Henderson Group plc (CHDI)	12,375	406,291
Johnson Matthey plc	33,094	1,414,766
Just Eat plc*	99,990	980,664
Kingfisher plc	377,811	1,554,751
Land Securities Group plc (REIT)	124,140	1,634,445
Legal & General Group plc	1,030,584	3,733,205
Lloyds Banking Group plc	12,431,526	11,296,536
London Stock Exchange Group plc	54,485	3,157,069
Marks & Spencer Group plc	283,163	1,074,704
Micro Focus International plc	74,582	1,043,424
National Grid plc	590,590	6,641,673
Next plc	23,873	1,595,536
Old Mutual plc	827,887	2,783,878
Pearson plc	136,680	1,437,980
Persimmon plc	53,503	1,902,161
Prudential plc	450,477	11,260,718
Reckitt Benckiser Group plc	108,454	9,190,271
RELX plc	182,801	3,761,231
Rentokil Initial plc	320,382	1,222,607
Rio Tinto Ltd.	59,615	3,350,716
Rio Tinto plc	203,017	10,307,541
Rolls-Royce Holdings plc*	286,134	3,504,665
Royal Bank of Scotland Group plc*	561,523	2,043,486
Royal Mail plc	159,675	1,212,542
RSA Insurance Group plc	177,491	1,570,170
Sage Group plc (The)	188,408	1,692,668
Schroders plc	19,510	874,915
Segro plc (REIT)	173,725	1,466,939
Severn Trent plc	41,137	1,065,519
Sky plc	180,041	3,278,082
Smith & Nephew plc	152,507	2,850,952
Smiths Group plc	68,937	1,465,985
SSE plc	177,836	3,187,267
St James’s Place plc	90,781	1,385,914
Standard Chartered plc	469,485	4,701,118
Standard Life Aberdeen plc	472,113	2,385,809
Taylor Wimpey plc	565,850	1,467,845
Tesco plc	1,670,490	4,825,750
Unilever NV (CVA)	388,477	21,960,003
Unilever plc	201,317	11,186,521
United Utilities Group plc	118,881	1,194,475
Vodafone Group plc	4,642,498	12,712,055
Whitbread plc	31,921	1,661,465
Wm Morrison Supermarkets plc	375,388	1,124,826
WPP plc	213,305	3,390,269

		376,133,313

United States (0.6%)
Carnival plc	30,553	1,968,712
Iron Mountain, Inc. (CHDI) (REIT)(x)	1,772	58,646
News Corp. (CHDI), Class B(x)	9,194	147,611
Reliance Worldwide Corp. Ltd.(x)	68,804	234,957
ResMed, Inc. (CHDI)	73,403	700,759
Shire plc	155,072	7,730,216
Sims Metal Management Ltd.	23,368	260,914

		11,101,815

Total Common Stocks (98.3%) (Cost $1,489,027,691)		1,765,077,670

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $1,103,496)	243,270	1,512,658

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.3%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,850,270, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $1,887,001.(xx)	$1,850,000	$1,850,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $8,001,133, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $8,166,735.(xx)	8,000,000	8,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,600,390, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $2,652,133.(xx)	2,600,000	2,600,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,000,292, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $2,040,102.(xx)	2,000,000	2,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $3,635,754, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $3,707,946.(xx)	3,635,236	3,635,236
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $700,111, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $714,361.(xx)	700,000	700,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,900,447, collateralized by various Common Stocks; total market value $3,225,720.(xx)	2,900,000	2,900,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $3,100,478, collateralized by various Common Stocks; total market value $3,448,183.(xx)	3,100,000	3,100,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,000,154, collateralized by various Common Stocks; total market value $1,112,317.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $4,001,462, collateralized by various Common Stocks; total market value $4,449,269.(xx)	4,000,000	4,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,000,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $1,020,019.(xx)	1,000,000	1,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $3,000,992, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $3,060,001.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		40,785,236

Total Short-Term Investments (2.3%) (Cost $40,785,236)		40,785,236

Total Investments in Securities (100.7%) (Cost $1,530,916,423)		1,807,375,564
Other Assets Less Liabilities (-0.7%)		(12,080,024)

Net Assets (100%)		$1,795,295,540

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs. (x) All or a portion of security is on loan at March 31, 2018. (xx) At March 31, 2018, the Portfolio had loaned securities with a total value of $39,837,952. This was secured by cash collateral of $40,785,236 which was subsequently invested in joint repurchase agreements with a total value of $40,785,236, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,800,298 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 4/30/18-8/15/47.

Glossary:

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

Sector Weightings as of March 31, 2018	Market Value	% of Net Assets
Financials	$363,667,008	20.3%
Industrials	243,022,227	13.5
Consumer Discretionary	220,188,714	12.3
Consumer Staples	202,539,270	11.3
Health Care	158,355,580	8.8
Materials	152,695,727	8.5
Energy	129,359,936	7.2
Information Technology	120,839,207	6.7
Telecommunication Services	75,965,836	4.2
Utilities	61,047,600	3.4
Repurchase Agreements	40,785,236	2.3
Real Estate	37,396,565	2.1
Closed End Fund	1,512,658	0.1
Cash and Other	(12,080,024)	(0.7)

		100.0%

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	165	6/2018	EUR	6,661,226	(120,507)
FTSE 100 Index	35	6/2018	GBP	3,434,158	(54,176)
SPI 200 Index	22	6/2018	AUD	2,423,044	(68,233)
TOPIX Index	22	6/2018	JPY	3,548,987	33,599

					(209,317)

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Closed End Fund	$—	$1,512,658	$—		$1,512,658
Common Stocks
Consumer Discretionary	—	220,188,714	—		220,188,714
Consumer Staples	—	202,539,270	—		202,539,270
Energy	—	129,359,936	—		129,359,936
Financials	—	363,500,681	166,327		363,667,008
Health Care	—	158,355,580	—		158,355,580
Industrials	—	243,022,227	—	(b)	243,022,227
Information Technology	—	120,839,207	—		120,839,207
Materials	—	152,695,727	—		152,695,727
Real Estate	—	37,396,565	—		37,396,565
Telecommunication Services	—	75,965,836	—		75,965,836
Utilities	—	61,047,600	—		61,047,600
Futures	33,599	—	—		33,599
Short-Term Investments
Repurchase Agreements	—	40,785,236	—		40,785,236

Total Assets	$33,599	$1,807,209,237	$166,327		$1,807,409,163

Liabilities:
Futures	$(242,916)	$—	$—		$(242,916)

Total Liabilities	$(242,916)	$—	$—		$(242,916)

Total	$(209,317)	$1,807,209,237	$166,327		$1,807,166,247

(a)	Securities with a market value of $166,327 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$459,338,952
Aggregate gross unrealized depreciation	(199,407,028)

Net unrealized appreciation	$259,931,924

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,547,234,323

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.0%)
Automobiles (1.8%)
General Motors Co.	112,942	$4,104,312

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	55,724	3,654,380

Media (1.7%)
CBS Corp. (Non-Voting), Class B	19,713	1,013,051
Charter Communications, Inc., Class A*	2,976	926,191
Comcast Corp., Class A	36,977	1,263,504
Twenty-First Century Fox, Inc., Class B	17,797	647,277

		3,850,023

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	17,690	2,097,149

Total Consumer Discretionary		13,705,864

Consumer Staples (4.2%)
Food & Staples Retailing (1.4%)
CVS Health Corp.	22,540	1,402,213
Walmart, Inc.	20,083	1,786,785

		3,188,998

Food Products (2.0%)
Archer-Daniels-Midland Co.	40,873	1,772,662
Danone SA (London Stock Exchange)	12,151	985,077
Danone SA (Turquoise Stock Exchange)	23,392	1,894,623

		4,652,362

Household Products (0.8%)
Reckitt Benckiser Group plc	21,375	1,811,294

Total Consumer Staples		9,652,654

Energy (16.8%)
Energy Equipment & Services (1.0%)
Halliburton Co.	45,282	2,125,537

Oil, Gas & Consumable Fuels (15.8%)
Anadarko Petroleum Corp.	19,893	1,201,736
BP plc (ADR)	102,998	4,175,539
Canadian Natural Resources Ltd.	74,045	2,327,646
Chevron Corp.	36,489	4,161,206
Devon Energy Corp.	101,579	3,229,196
Hess Corp.	54,384	2,752,918
Marathon Oil Corp.	241,402	3,893,814
Noble Energy, Inc.	48,358	1,465,247
Occidental Petroleum Corp.	28,374	1,843,175
QEP Resources, Inc.*	106,706	1,044,652
Royal Dutch Shell plc (ADR), Class A	78,382	5,001,556
Suncor Energy, Inc.	143,355	4,951,482

		36,048,167

Total Energy		38,173,704

Financials (32.1%)
Banks (20.6%)
Bank of America Corp.	372,394	11,168,096
Citigroup, Inc.	178,748	12,065,490
Citizens Financial Group, Inc.	67,106	2,817,110
Fifth Third Bancorp	129,331	4,106,259
JPMorgan Chase & Co.	78,070	8,585,358
KeyCorp	46,438	907,863
PNC Financial Services Group, Inc. (The)	25,471	3,852,234
Wells Fargo & Co.	67,088	3,516,082

		47,018,492

Capital Markets (6.0%)
Bank of New York Mellon Corp. (The)	61,623	3,175,433
Goldman Sachs Group, Inc. (The)	10,343	2,604,988
Morgan Stanley	89,993	4,856,022
State Street Corp.	30,138	3,005,663

		13,642,106

Consumer Finance (0.9%)
Ally Financial, Inc.	72,959	1,980,837

Insurance (4.6%)
Aflac, Inc.	29,460	1,289,169
Allstate Corp. (The)	24,790	2,350,092
American International Group, Inc.	62,233	3,386,720
MetLife, Inc.	77,257	3,545,324

		10,571,305

Total Financials		73,212,740

Health Care (14.1%)
Biotechnology (2.9%)
Biogen, Inc.*	6,932	1,898,120
Gilead Sciences, Inc.	21,706	1,636,415
Shire plc	60,566	3,019,167

		6,553,702

Health Care Equipment & Supplies (0.7%)
Medtronic plc	19,550	1,568,301

Health Care Providers & Services (3.3%)
Anthem, Inc.	15,228	3,345,592
Cardinal Health, Inc.	35,133	2,202,136
McKesson Corp.	13,379	1,884,700

		7,432,428

Pharmaceuticals (7.2%)
Allergan plc	16,023	2,696,511
Merck & Co., Inc.	39,188	2,134,570
Mylan NV*	63,638	2,619,976
Novartis AG (ADR)	23,690	1,915,336
Pfizer, Inc.	117,742	4,178,664
Sanofi (ADR)	72,258	2,896,101

		16,441,158

Total Health Care		31,995,589

Industrials (7.2%)
Aerospace & Defense (1.6%)
Arconic, Inc.	43,926	1,012,055
Textron, Inc.	45,986	2,711,794

		3,723,849

Building Products (1.5%)
Johnson Controls International plc	95,137	3,352,628

Electrical Equipment (2.2%)
Eaton Corp. plc	46,001	3,675,940
Emerson Electric Co.	19,969	1,363,883

		5,039,823

Industrial Conglomerates (0.5%)
General Electric Co.	81,646	1,100,588

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (1.4%)
Caterpillar, Inc.	12,212	$1,799,805
Ingersoll-Rand plc	14,649	1,252,636

		3,052,441

Total Industrials		16,269,329

Information Technology (11.0%)
Communications Equipment (3.0%)
Cisco Systems, Inc.	161,739	6,936,986

Internet Software & Services (1.1%)
eBay, Inc.*	61,722	2,483,693

IT Services (1.3%)
Cognizant Technology Solutions Corp., Class A	21,406	1,723,183
PayPal Holdings, Inc.*	16,566	1,256,862

		2,980,045

Semiconductors & Semiconductor Equipment (3.2%)
Intel Corp.	82,241	4,283,111
QUALCOMM, Inc.	54,968	3,045,777

		7,328,888

Software (1.7%)
Microsoft Corp.	41,890	3,823,300

Technology Hardware, Storage & Peripherals (0.7%)
NetApp, Inc.	25,476	1,571,615

Total Information Technology		25,124,527

Materials (1.9%)
Chemicals (0.8%)
CF Industries Holdings, Inc.	48,847	1,842,997

Containers & Packaging (0.9%)
International Paper Co.	35,960	1,921,343

Metals & Mining (0.2%)
Alcoa Corp.*	11,606	521,806

Total Materials		4,286,146

Telecommunication Services (0.8%)
Wireless Telecommunication Services (0.8%)
Vodafone Group plc	666,667	1,825,463

Total Telecommunication Services		1,825,463

Total Common Stocks (94.1%) (Cost $161,043,228)		214,246,016

CLOSED END FUNDS:
Altaba, Inc.*	15,182	1,124,075

Total Closed End Funds (0.5%) (Cost $253,386)		1,124,075

SHORT-TERM INVESTMENT:
Investment Company (2.6%)
JPMorgan Prime Money Market Fund, IM Shares	5,954,238	5,953,643

Total Short-Term Investment (2.6%) (Cost $5,954,972)		5,953,643

Total Investments in Securities (97.2%) (Cost $167,251,586)		221,323,734
Other Assets Less Liabilities (2.8%)		6,484,738

Net Assets (100%)		$227,808,472

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

USD — United States Dollar

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	325,625	CHF	309,096	Barclays Bank plc	4/20/2018	1,857
USD	325,608	CHF	309,096	Goldman Sachs	4/20/2018	1,840
USD	325,646	CHF	309,096	JPMorgan Chase Bank	4/20/2018	1,878
USD	1,352,682	EUR	1,096,999	CIBC World Markets, Inc.	4/20/2018	1,256
USD	1,353,071	EUR	1,096,999	Goldman Sachs	4/20/2018	1,646
USD	1,353,400	EUR	1,096,999	JPMorgan Chase Bank	4/20/2018	1,975
USD	1,353,236	EUR	1,096,999	Royal Bank of Canada	4/20/2018	1,810
USD	1,741,619	GBP	1,236,315	Barclays Bank plc	4/20/2018	5,827
USD	1,740,985	GBP	1,236,315	Goldman Sachs	4/20/2018	5,192
USD	1,739,625	GBP	1,236,315	Royal Bank of Canada	4/20/2018	3,833

Total unrealized appreciation						27,114

USD	1,158,817	CAD	1,515,126	Barclays Bank plc	4/20/2018	(17,593)
USD	1,158,690	CAD	1,515,126	JPMorgan Chase Bank	4/20/2018	(17,721)
USD	1,158,717	CAD	1,515,126	Royal Bank of Canada	4/20/2018	(17,694)

Total unrealized depreciation						(53,008)

Net unrealized depreciation						(25,894)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$1,124,075	$—	$—	$1,124,075
Common Stocks
Consumer Discretionary	13,705,864	—	—	13,705,864
Consumer Staples	4,961,659	4,690,995	—	9,652,654
Energy	38,173,704	—	—	38,173,704
Financials	73,212,740	—	—	73,212,740
Health Care	28,976,422	3,019,167	—	31,995,589
Industrials	16,269,329	—	—	16,269,329
Information Technology	25,124,527	—	—	25,124,527
Materials	4,286,146	—	—	4,286,146
Telecommunication Services	—	1,825,463	—	1,825,463
Forward Currency Contracts	—	27,114	—	27,114
Short-Term Investment
Investment Company	5,953,643	—	—	5,953,643

Total Assets	$211,788,109	$9,562,739	$—	$221,350,848

Liabilities:
Forward Currency Contracts	$—	$(53,008)	$—	$(53,008)

Total Liabilities	$—	$(53,008)	$—	$(53,008)

Total	$211,788,109	$9,509,731	$—	$221,297,840

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,921,020
Aggregate gross unrealized depreciation	(9,583,668)

Net unrealized appreciation	$53,337,352

Federal income tax cost of investments in securities and derivative instruments, if applicable	$167,960,488

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.5%)
Auto Components (2.7%)
American Axle & Manufacturing Holdings, Inc.*	281,300	$4,281,386
Delphi Technologies plc	61,733	2,941,578
Magna International, Inc.	180,000	10,143,000

		17,365,964

Automobiles (4.4%)
Ford Motor Co.	841,700	9,326,036
General Motors Co.	535,330	19,453,892

		28,779,928

Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment Corp.*	243,600	2,740,500
Chipotle Mexican Grill, Inc.*	6,700	2,164,837

		4,905,337

Household Durables (4.6%)
Lennar Corp., Class A	268,652	15,834,349
Lennar Corp., Class B	1,331	63,475
Mohawk Industries, Inc.*	43,400	10,078,348
Toll Brothers, Inc.	90,200	3,901,150

		29,877,322

Internet & Direct Marketing Retail (0.3%)
Expedia Group, Inc.	16,600	1,832,806

Leisure Products (0.5%)
Brunswick Corp.	53,100	3,153,609

Media (1.0%)
Comcast Corp., Class A	109,000	3,724,530
DISH Network Corp., Class A*	72,900	2,762,181

		6,486,711

Multiline Retail (0.5%)
Dollar Tree, Inc.*	37,200	3,530,280

Specialty Retail (1.0%)
AutoZone, Inc.*	6,300	4,086,747
Murphy USA, Inc.*	32,100	2,336,880

		6,423,627

Textiles, Apparel & Luxury Goods (0.8%)
Hanesbrands, Inc.	95,400	1,757,268
Tapestry, Inc.	70,600	3,714,266

		5,471,534

Total Consumer Discretionary		107,827,118

Consumer Staples (5.2%)
Beverages (0.5%)
Molson Coors Brewing Co., Class B	42,400	3,193,992

Food & Staples Retailing (2.7%)
CVS Health Corp.	94,100	5,853,961
Kroger Co. (The)	175,300	4,196,682
Walgreens Boots Alliance, Inc.	114,300	7,483,221

		17,533,864

Food Products (0.5%)
Mondelez International, Inc., Class A	76,900	3,209,037

Tobacco (1.5%)
Philip Morris International, Inc.	102,400	10,178,560

Total Consumer Staples		34,115,453

Energy (11.1%)
Energy Equipment & Services (0.6%)
Baker Hughes a GE Co.	131,200	3,643,424

Oil, Gas & Consumable Fuels (10.5%)
Andeavor	35,100	3,529,656
Chevron Corp.	62,400	7,116,096
Diamondback Energy, Inc.*	70,500	8,919,660
EOG Resources, Inc.	128,600	13,537,722
EQT Corp.	137,300	6,523,123
Occidental Petroleum Corp.	209,700	13,622,112
Pioneer Natural Resources Co.	76,300	13,106,814
RSP Permian, Inc.*	53,000	2,484,640

		68,839,823

Total Energy		72,483,247

Financials (30.8%)
Banks (15.2%)
Bank of America Corp.	894,400	26,823,056
BankUnited, Inc.	55,600	2,222,888
Citigroup, Inc.	320,255	21,617,213
East West Bancorp, Inc.	40,600	2,539,124
Huntington Bancshares, Inc.	298,700	4,510,370
IBERIABANK Corp.	31,500	2,457,000
ING Groep NV (ADR)	221,300	3,746,609
KeyCorp	829,300	16,212,815
Signature Bank*	30,400	4,315,280
SunTrust Banks, Inc.	82,000	5,579,280
Wells Fargo & Co.	174,123	9,125,786

		99,149,421

Capital Markets (5.9%)
Bank of New York Mellon Corp. (The)	107,300	5,529,169
Charles Schwab Corp. (The)	117,800	6,151,516
Goldman Sachs Group, Inc. (The)	10,300	2,594,158
Morgan Stanley	273,200	14,741,872
State Street Corp.	94,000	9,374,620

		38,391,335

Consumer Finance (1.0%)
Capital One Financial Corp.	67,800	6,496,596

Diversified Financial Services (1.9%)
Berkshire Hathaway, Inc., Class B*	35,000	6,981,800
Voya Financial, Inc.	104,200	5,262,100

		12,243,900

Insurance (6.8%)
American International Group, Inc.	107,500	5,850,150
Athene Holding Ltd., Class A*	157,600	7,534,856
Brighthouse Financial, Inc.*	16,214	833,399
Hartford Financial Services Group, Inc. (The)	80,100	4,126,752
Lincoln National Corp.	112,600	8,226,556
MetLife, Inc.	208,158	9,552,371
Prudential Financial, Inc.	82,900	8,584,295

		44,708,379

Total Financials		200,989,631

Health Care (8.7%)
Biotechnology (1.0%)
Biogen, Inc.*	9,400	2,573,908
Gilead Sciences, Inc.	50,600	3,814,734

		6,388,642

Health Care Equipment & Supplies (1.8%)
Medtronic plc	41,100	3,297,042
Zimmer Biomet Holdings, Inc.	79,500	8,668,680

		11,965,722

Health Care Providers & Services (2.8%)
AmerisourceBergen Corp.	54,800	4,724,308
Cigna Corp.	50,200	8,420,548
McKesson Corp.	33,800	4,761,406

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	2,600	$307,866

		18,214,128

Pharmaceuticals (3.1%)
Allergan plc	43,000	7,236,470
Merck & Co., Inc.	56,400	3,072,108
Pfizer, Inc.	275,300	9,770,397

		20,078,975

Total Health Care		56,647,467

Industrials (12.8%)
Airlines (6.0%)
Delta Air Lines, Inc.	353,100	19,353,411
Southwest Airlines Co.	229,700	13,157,216
United Continental Holdings, Inc.*	94,600	6,571,862

		39,082,489

Building Products (0.5%)
Allegion plc	38,500	3,283,665

Electrical Equipment (1.6%)
Eaton Corp. plc	127,300	10,172,543

Machinery (3.1%)
Ingersoll-Rand plc	94,900	8,114,899
PACCAR, Inc.	93,900	6,213,363
Snap-on, Inc.	42,300	6,240,942

		20,569,204

Road & Rail (1.6%)
Norfolk Southern Corp.	37,500	5,091,750
Union Pacific Corp.	41,800	5,619,174

		10,710,924

Total Industrials		83,818,825

Information Technology (4.4%)
Communications Equipment (0.8%)
CommScope Holding Co., Inc.*	120,400	4,812,388

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	100,800	2,810,304

IT Services (0.6%)
International Business Machines Corp.	26,700	4,096,581

Semiconductors & Semiconductor Equipment (1.3%)
Analog Devices, Inc.	73,900	6,734,507
Microchip Technology, Inc.	16,300	1,489,168

		8,223,675

Software (0.9%)
Oracle Corp.	128,400	5,874,300

Technology Hardware, Storage & Peripherals (0.4%)
Hewlett Packard Enterprise Co.	147,700	2,590,658

Total Information Technology		28,407,906

Materials (5.7%)
Chemicals (2.9%)
Celanese Corp.	15,300	1,533,213
DowDuPont, Inc.	94,292	6,007,343
Eastman Chemical Co.	107,200	11,318,176

		18,858,732

Containers & Packaging (1.5%)
Crown Holdings, Inc.*	54,200	2,750,650
International Paper Co.	45,000	2,404,350
WestRock Co.	71,300	4,575,321

		9,730,321

Metals & Mining (1.3%)
AK Steel Holding Corp.*	688,600	3,119,358
Freeport-McMoRan, Inc.*	160,700	2,823,499
Reliance Steel & Aluminum Co.	34,300	2,940,882

		8,883,739

Total Materials		37,472,792

Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
AvalonBay Communities, Inc. (REIT)	20,800	3,420,768
Boston Properties, Inc. (REIT)	19,300	2,378,146
Camden Property Trust (REIT)	27,900	2,348,622
HCP, Inc. (REIT)	73,100	1,698,113
Iron Mountain, Inc. (REIT)	53,600	1,761,296
Mid-America Apartment Communities, Inc. (REIT)	51,952	4,740,101
Welltower, Inc. (REIT)	61,100	3,325,673

		19,672,719

Real Estate Management & Development (0.2%)
St Joe Co. (The)*	68,600	1,293,110

Total Real Estate		20,965,829

Utilities (0.4%)
Electric Utilities (0.4%)
PG&E Corp.	64,800	2,846,664

Total Utilities		2,846,664

Total Common Stocks (98.8%) (Cost $597,424,057)		645,574,932

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (0.8%)
FFCB
3.35%, 4/2/18(o)(p)	$5,055,000	5,054,058

Total Short-Term Investment (0.8%) (Cost $5,054,789)		5,054,058

Total Investments in Securities (99.6%) (Cost $602,478,846)		650,628,990
Other Assets Less Liabilities (0.4%)		2,331,045

Net Assets (100%)		$652,960,035

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2018.

(p)	Yield to maturity

Glossary:

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$107,827,118	$—	$—	$107,827,118
Consumer Staples	34,115,453	—	—	34,115,453
Energy	72,483,247	—	—	72,483,247
Financials	200,989,631	—	—	200,989,631
Health Care	56,647,467	—	—	56,647,467
Industrials	83,818,825	—	—	83,818,825
Information Technology	28,407,906	—	—	28,407,906
Materials	37,472,792	—	—	37,472,792
Real Estate	20,965,829	—	—	20,965,829
Utilities	2,846,664	—	—	2,846,664
Short-Term Investment
U.S. Government Agency Security	—	5,054,058	—	5,054,058

Total Assets	$645,574,932	$5,054,058	$—	$650,628,990

Total Liabilities	$—	$—	$—	$—

Total	$645,574,932	$5,054,058	$—	$650,628,990

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,532,556
Aggregate gross unrealized depreciation	(23,126,177)

Net unrealized appreciation	$46,406,379

Federal income tax cost of investments in securities and derivative instruments, if applicable	$604,222,611

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.4%)
Auto Components (0.4%)
Aptiv plc	28,600	$2,430,143
BorgWarner, Inc.	2,308	115,931
Delphi Technologies plc	9,533	454,247
Gentex Corp.	19,172	441,339
Lear Corp.	5,900	1,097,931
Visteon Corp.*	3,300	363,792

		4,903,383

Automobiles (0.4%)
Harley-Davidson, Inc.(x)	13,100	561,728
Tesla, Inc.(x)*	14,253	3,793,151
Thor Industries, Inc.	5,300	610,401

		4,965,280

Distributors (0.1%)
Genuine Parts Co.	5,700	512,088
LKQ Corp.*	4,654	176,619
Pool Corp.	4,200	614,124

		1,302,831

Diversified Consumer Services (0.2%)
Bright Horizons Family Solutions, Inc.*	5,700	568,404
H&R Block, Inc.	3,400	86,394
Service Corp. International	19,100	720,834
ServiceMaster Global Holdings, Inc.*	14,315	727,918

		2,103,550

Hotels, Restaurants & Leisure (3.2%)
Aramark	10,963	433,696
Chipotle Mexican Grill, Inc.*	2,673	863,673
Choice Hotels International, Inc.	3,523	282,368
Darden Restaurants, Inc.	13,300	1,133,825
Domino’s Pizza, Inc.	4,700	1,097,732
Dunkin’ Brands Group, Inc.(x)	9,580	571,830
Extended Stay America, Inc.	11,400	225,378
Hilton Grand Vacations, Inc.*	7,340	315,767
Hilton Worldwide Holdings, Inc.	20,103	1,583,312
Las Vegas Sands Corp.	38,588	2,774,477
Marriott International, Inc., Class A	32,576	4,429,684
McDonald’s Corp.	85,513	13,372,524
MGM Resorts International	3,800	133,076
Six Flags Entertainment Corp.	6,990	435,197
Starbucks Corp.	146,636	8,488,759
Vail Resorts, Inc.	4,300	953,310
Wendy’s Co. (The)	19,400	340,470
Wyndham Worldwide Corp.	10,600	1,212,958
Wynn Resorts Ltd.	8,600	1,568,296
Yum Brands, Inc.	36,064	3,070,128
Yum China Holdings, Inc.	34,064	1,413,656

		44,700,116

Household Durables (0.3%)
DR Horton, Inc.	20,000	876,800
Leggett & Platt, Inc.	11,300	501,268
Mohawk Industries, Inc.*	400	92,888
NVR, Inc.*	400	1,120,000
PulteGroup, Inc.	7,900	232,971
Tempur Sealy International, Inc.(x)*	1,900	86,051
Toll Brothers, Inc.	7,100	307,075
Tupperware Brands Corp.	5,400	261,252
Whirlpool Corp.	600	91,866

		3,570,171

Internet & Direct Marketing Retail (6.3%)
Amazon.com, Inc.*	43,199	62,523,641
Booking Holdings, Inc.*	5,269	10,961,575
Expedia Group, Inc.	13,135	1,450,235
Liberty Expedia Holdings, Inc., Class A*	1,052	41,323
Liberty Interactive Corp. QVC Group, Class A*	29,200	734,964
Netflix, Inc.*	43,958	12,982,995
TripAdvisor, Inc.*	5,429	221,992
Wayfair, Inc., Class A(x)*	4,100	276,873

		89,193,598

Leisure Products (0.1%)
Brunswick Corp.	7,600	451,364
Hasbro, Inc.	9,149	771,261
Mattel, Inc.(x)	6,900	90,735
Polaris Industries, Inc.(x)	6,300	721,476

		2,034,836

Media (2.8%)
AMC Networks, Inc., Class A*	5,175	267,548
Cable One, Inc.	500	343,555
CBS Corp. (Non-Voting), Class B	35,600	1,829,484
Charter Communications, Inc., Class A*	12,766	3,973,035
Comcast Corp., Class A	459,800	15,711,365
Discovery Communications, Inc., Class C*	5,298	103,417
DISH Network Corp., Class A*	18,100	685,809
GCI Liberty, Inc., Class A*	1,587	83,889
Interpublic Group of Cos., Inc. (The)	35,000	806,050
Lions Gate Entertainment Corp., Class A(x)	3,600	92,988
Lions Gate Entertainment Corp., Class B	7,041	169,547
Live Nation Entertainment, Inc.*	14,300	602,602
Madison Square Garden Co. (The), Class A*	166	40,803
Omnicom Group, Inc.(x)	24,634	1,790,153
Sirius XM Holdings, Inc.(x)	143,900	897,936
Twenty-First Century Fox, Inc., Class A	5,618	206,124
Twenty-First Century Fox, Inc., Class B	2,300	83,651
Walt Disney Co. (The)	110,000	11,048,400

		38,736,356

Multiline Retail (0.3%)
Dollar General Corp.	11,100	1,038,405
Dollar Tree, Inc.*	23,346	2,215,535
Nordstrom, Inc.	12,443	602,366

		3,856,306

Specialty Retail (3.3%)
Advance Auto Parts, Inc.	1,992	236,152
AutoZone, Inc.*	2,514	1,630,807
Burlington Stores, Inc.*	4,100	545,915
CarMax, Inc.*	19,196	1,189,000
Dick’s Sporting Goods, Inc.	6,637	232,627
Floor & Decor Holdings, Inc., Class A(x)*	3,100	161,572
Foot Locker, Inc.	900	40,986
Gap, Inc. (The)	1,200	37,440
Home Depot, Inc. (The)	126,282	22,508,503
L Brands, Inc.	4,088	156,202
Lowe’s Cos., Inc.	89,184	7,825,896
Michaels Cos., Inc. (The)*	9,088	179,124
O’Reilly Automotive, Inc.*	8,911	2,204,403
Ross Stores, Inc.	40,324	3,144,466
Sally Beauty Holdings, Inc.(x)*	4,600	75,670
TJX Cos., Inc. (The)	68,046	5,549,832

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Tractor Supply Co.	13,400	$844,468
Ulta Beauty, Inc.*	6,300	1,286,901
Williams-Sonoma, Inc.(x)	1,679	88,584

		47,938,548

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	5,000	520,500
Hanesbrands, Inc.(x)	38,368	706,739
Lululemon Athletica, Inc.*	10,200	909,024
Michael Kors Holdings Ltd.*	1,100	68,288
NIKE, Inc., Class B	139,432	9,263,861
Skechers U.S.A., Inc., Class A*	6,000	233,340
Tapestry, Inc.	5,106	268,627
Under Armour, Inc., Class A(x)*	14,300	233,805
Under Armour, Inc., Class C(x)*	14,437	207,171
VF Corp.	25,800	1,912,296

		14,323,651

Total Consumer Discretionary		257,628,626

Consumer Staples (6.3%)
Beverages (2.8%)
Brown-Forman Corp., Class A	5,400	287,982
Brown-Forman Corp., Class B	23,590	1,283,296
Coca-Cola Co. (The)	307,862	13,370,447
Constellation Brands, Inc., Class A	17,300	3,943,016
Dr Pepper Snapple Group, Inc.	19,200	2,272,896
Monster Beverage Corp.*	44,158	2,526,279
PepsiCo, Inc.	133,116	14,529,610

		38,213,526

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	46,766	8,812,117
Kroger Co. (The)	50,800	1,216,152
Rite Aid Corp.(x)*	53,000	89,040
Sprouts Farmers Market, Inc.*	13,855	325,177
Sysco Corp.	51,436	3,084,103
Walgreens Boots Alliance, Inc.	17,000	1,112,990

		14,639,579

Food Products (0.5%)
Blue Buffalo Pet Products, Inc.*	9,925	395,114
Campbell Soup Co.(x)	12,295	532,496
General Mills, Inc.	43,240	1,948,395
Hershey Co. (The)	13,169	1,303,204
Kellogg Co.	24,028	1,562,061
Lamb Weston Holdings, Inc.	3,533	205,691
McCormick & Co., Inc. (Non-Voting)	12,988	1,381,793
Pilgrim’s Pride Corp.*	5,000	123,050
TreeHouse Foods, Inc.*	1,700	65,059

		7,516,863

Household Products (0.7%)
Church & Dwight Co., Inc.	26,536	1,336,353
Clorox Co. (The)	11,774	1,567,237
Colgate-Palmolive Co.	14,468	1,037,066
Energizer Holdings, Inc.	6,300	375,354
Kimberly-Clark Corp.	31,925	3,515,901
Procter & Gamble Co. (The)	13,700	1,086,136
Spectrum Brands Holdings, Inc.(x)	2,600	269,620

		9,187,667

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	23,374	3,499,556
Herbalife Ltd.*	6,792	662,016
Nu Skin Enterprises, Inc., Class A	1,400	103,194

		4,264,766

Tobacco (1.0%)
Altria Group, Inc.	204,478	12,743,069
Philip Morris International, Inc.	14,902	1,481,259

		14,224,328

Total Consumer Staples		88,046,729

Energy (0.8%)
Energy Equipment & Services (0.2%)
Halliburton Co.	62,600	2,938,444
RPC, Inc.(x)	5,700	102,771

		3,041,215

Oil, Gas & Consumable Fuels (0.6%)
Antero Resources Corp.*	12,100	240,185
Apache Corp.	2,100	80,808
Cabot Oil & Gas Corp.	34,600	829,708
Cheniere Energy, Inc.*	14,400	769,680
Chesapeake Energy Corp.(x)*	6,500	19,630
Cimarex Energy Co.	9,300	869,550
Continental Resources, Inc.*	4,090	241,106
Devon Energy Corp.	4,000	127,160
Diamondback Energy, Inc.*	2,400	303,648
EOG Resources, Inc.	5,800	610,566
EQT Corp.	3,515	166,998
Gulfport Energy Corp.*	1,600	15,440
Laredo Petroleum, Inc.*	17,300	150,683
Newfield Exploration Co.*	21,200	517,704
ONEOK, Inc.	41,311	2,351,421
Parsley Energy, Inc., Class A*	16,400	475,436
RSP Permian, Inc.*	7,000	328,160
Williams Cos., Inc. (The)	12,895	320,570

		8,418,453

Total Energy		11,459,668

Financials (3.4%)
Banks (0.3%)
Bank of the Ozarks, Inc.	5,888	284,214
East West Bancorp, Inc.	900	56,286
First Republic Bank	13,700	1,268,757
Pinnacle Financial Partners, Inc.	2,300	147,660
Signature Bank*	3,400	482,630
SVB Financial Group*	4,200	1,008,042
Western Alliance Bancorp*	5,800	337,038

		3,584,627

Capital Markets (2.0%)
Ameriprise Financial, Inc.	14,200	2,100,748
BGC Partners, Inc., Class A	6,400	86,080
Cboe Global Markets, Inc.	11,930	1,361,213
Charles Schwab Corp. (The)	100,800	5,263,775
Eaton Vance Corp.	12,060	671,380
FactSet Research Systems, Inc.	4,069	811,440
Federated Investors, Inc., Class B	2,730	91,182
Intercontinental Exchange, Inc.	29,275	2,123,023
Invesco Ltd.	6,300	201,663
Lazard Ltd., Class A	11,224	589,933
Legg Mason, Inc.	2,100	85,365
LPL Financial Holdings, Inc.	9,410	574,669
MarketAxess Holdings, Inc.	3,900	848,016
Moody’s Corp.	17,802	2,871,463
Morningstar, Inc.	1,835	175,279
MSCI, Inc.	9,491	1,418,620
Raymond James Financial, Inc.	3,600	321,876
S&P Global, Inc.	27,182	5,193,393
SEI Investments Co.	14,075	1,054,358
State Street Corp.	2,000	199,460
T. Rowe Price Group, Inc.	3,936	424,970
TD Ameritrade Holding Corp.	28,100	1,664,363

		28,132,269

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.0%)
Capital One Financial Corp.	3,200	$306,624
Credit Acceptance Corp.(x)*	1,100	363,451

		670,075

Diversified Financial Services (0.0%)
Leucadia National Corp.	8,100	184,113
Voya Financial, Inc.	1,100	55,550

		239,663

Insurance (1.1%)
Allstate Corp. (The)	10,500	995,400
American International Group, Inc.	11,600	631,272
Aon plc	26,600	3,732,778
Arch Capital Group Ltd.*	1,700	145,503
Arthur J Gallagher & Co.	13,100	900,363
Aspen Insurance Holdings Ltd.	1,900	85,215
Assurant, Inc.	1,100	100,551
Erie Indemnity Co., Class A	1,943	228,575
Marsh & McLennan Cos., Inc.	54,400	4,492,896
Progressive Corp. (The)	62,000	3,777,660
RenaissanceRe Holdings Ltd.	300	41,553
XL Group Ltd.	8,500	469,710

		15,601,476

Total Financials		48,228,110

Health Care (12.4%)
Biotechnology (4.2%)
AbbVie, Inc.	170,565	16,143,978
ACADIA Pharmaceuticals, Inc.(x)*	10,400	233,688
Agios Pharmaceuticals, Inc.(x)*	4,800	392,544
Alexion Pharmaceuticals, Inc.*	18,590	2,072,041
Alkermes plc*	16,200	938,952
Alnylam Pharmaceuticals, Inc.*	8,100	964,710
Amgen, Inc.	22,200	3,784,656
Biogen, Inc.*	21,409	5,862,212
BioMarin Pharmaceutical, Inc.*	18,649	1,511,874
Celgene Corp.*	79,894	7,127,344
Exelixis, Inc.*	31,200	691,080
Gilead Sciences, Inc.	99,580	7,507,336
Incyte Corp.*	18,500	1,541,605
Intercept Pharmaceuticals, Inc.(x)*	1,900	116,888
Intrexon Corp.(x)*	5,000	76,650
Ionis Pharmaceuticals, Inc.(x)*	13,100	577,448
Neurocrine Biosciences, Inc.*	9,400	779,542
OPKO Health, Inc.(x)*	3,800	12,046
Regeneron Pharmaceuticals, Inc.*	8,500	2,927,060
Seattle Genetics, Inc.(x)*	11,200	586,208
TESARO, Inc.(x)*	3,900	222,846
Vertex Pharmaceuticals, Inc.*	26,907	4,385,303

		58,456,011

Health Care Equipment & Supplies (2.6%)
ABIOMED, Inc.*	4,400	1,280,356
Align Technology, Inc.*	8,500	2,134,605
Baxter International, Inc.	4,956	322,338
Becton Dickinson and Co.	28,215	6,114,190
Boston Scientific Corp.*	146,400	3,999,648
Cooper Cos., Inc. (The)	4,000	915,240
DexCom, Inc.(x)*	9,100	674,856
Edwards Lifesciences Corp.*	22,392	3,124,132
Hill-Rom Holdings, Inc.	6,500	565,500
Hologic, Inc.*	16,700	623,912
IDEXX Laboratories, Inc.*	9,294	1,778,779
Intuitive Surgical, Inc.*	11,963	4,938,685
Medtronic plc	10,600	850,332
ResMed, Inc.	14,932	1,470,354
Stryker Corp.	36,391	5,856,040
Teleflex, Inc.	800	203,984
Varian Medical Systems, Inc.*	9,790	1,200,744
West Pharmaceutical Services, Inc.	7,800	688,662

		36,742,357

Health Care Providers & Services (2.6%)
Aetna, Inc.	11,000	1,859,000
AmerisourceBergen Corp.	17,008	1,466,260
Centene Corp.*	2,270	242,595
Cigna Corp.	22,200	3,723,828
Express Scripts Holding Co.*	4,039	279,014
HCA Healthcare, Inc.	2,100	203,700
Henry Schein, Inc.*	16,704	1,122,676
Humana, Inc.	13,900	3,736,737
LifePoint Health, Inc.*	600	28,200
McKesson Corp.	2,271	319,916
Patterson Cos., Inc.	774	17,206
Premier, Inc., Class A*	1,603	50,190
UnitedHealth Group, Inc.	102,700	21,977,799
WellCare Health Plans, Inc.*	4,400	851,972

		35,879,093

Health Care Technology (0.2%)
athenahealth, Inc.*	4,200	600,726
Cerner Corp.*	30,740	1,782,920
Veeva Systems, Inc., Class A*	11,745	857,620

		3,241,266

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	8,300	555,270
Bio-Techne Corp.	3,954	597,212
Bruker Corp.	3,900	116,688
Charles River Laboratories International, Inc.*	5,027	536,582
Illumina, Inc.*	15,591	3,686,024
IQVIA Holdings, Inc.*	11,112	1,090,198
Mettler-Toledo International, Inc.*	2,747	1,579,607
PerkinElmer, Inc.	2,200	166,584
QIAGEN NV*	7,800	252,018
Thermo Fisher Scientific, Inc.	19,300	3,984,679
Waters Corp.*	8,142	1,617,408

		14,182,270

Pharmaceuticals (1.8%)
Akorn, Inc.*	9,000	168,390
Bristol-Myers Squibb Co.	86,800	5,490,100
Eli Lilly & Co.	104,600	8,092,902
Johnson & Johnson	44,214	5,666,024
Merck & Co., Inc.	16,100	876,967
Zoetis, Inc.	52,550	4,388,451

		24,682,834

Total Health Care		173,183,831

Industrials (12.5%)
Aerospace & Defense (3.4%)
Boeing Co. (The)	59,629	19,551,157
BWX Technologies, Inc.	10,000	635,300
General Dynamics Corp.	11,200	2,474,080
Harris Corp.	3,300	532,224
HEICO Corp.	3,281	284,824
HEICO Corp., Class A	6,431	456,279
Hexcel Corp.	6,300	406,917
Huntington Ingalls Industries, Inc.	4,000	1,031,040
Lockheed Martin Corp.	23,831	8,053,210
Northrop Grumman Corp.	17,300	6,039,776
Raytheon Co.	11,600	2,503,512
Rockwell Collins, Inc.	17,312	2,334,523
TransDigm Group, Inc.	5,153	1,581,662

		45,884,504

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (1.2%)
CH Robinson Worldwide, Inc.	14,758	$1,382,972
Expeditors International of Washington, Inc.	13,276	840,371
FedEx Corp.	26,500	6,362,915
United Parcel Service, Inc., Class B	73,859	7,730,083
XPO Logistics, Inc.*	9,300	946,833

		17,263,174

Airlines (0.4%)
Alaska Air Group, Inc.	10,500	650,580
American Airlines Group, Inc.	20,000	1,039,200
Copa Holdings SA, Class A	200	25,726
Southwest Airlines Co.	58,945	3,376,370

		5,091,876

Building Products (0.3%)
Allegion plc	10,166	867,058
AO Smith Corp.	15,300	972,927
Armstrong World Industries, Inc.*	4,700	264,610
Fortune Brands Home & Security, Inc.	15,000	883,350
Lennox International, Inc.	3,768	770,066
Masco Corp.	21,775	880,581

		4,638,592

Commercial Services & Supplies (0.5%)
ADT, Inc.(x)	7,300	57,889
Cintas Corp.	9,300	1,586,394
Clean Harbors, Inc.*	3,900	190,359
Copart, Inc.*	21,208	1,080,123
KAR Auction Services, Inc.	14,400	780,480
Rollins, Inc.	10,200	520,506
Waste Management, Inc.	38,400	3,230,208

		7,445,959

Construction & Engineering (0.0%)
Quanta Services, Inc.*	4,000	137,400

Electrical Equipment (0.3%)
Acuity Brands, Inc.	3,100	431,489
AMETEK, Inc.	3,923	298,030
Emerson Electric Co.	9,571	653,699
Hubbell, Inc.	3,700	450,586
Rockwell Automation, Inc.	13,712	2,388,631
Sensata Technologies Holding plc*	9,100	471,653

		4,694,088

Industrial Conglomerates (1.8%)
3M Co.	62,096	13,631,315
General Electric Co.	162,000	2,183,760
Honeywell International, Inc.	46,991	6,790,669
Roper Technologies, Inc.	10,173	2,855,459

		25,461,203

Machinery (2.4%)
Allison Transmission Holdings, Inc.	13,300	519,498
Caterpillar, Inc.	55,100	8,120,637
Cummins, Inc.	5,400	875,286
Deere & Co.	34,647	5,381,372
Donaldson Co., Inc.	12,780	575,739
Dover Corp.	1,700	166,974
Fortive Corp.	29,669	2,299,941
Gardner Denver Holdings, Inc.*	7,800	239,304
Gates Industrial Corp. plc(x)*	3,700	64,787
Graco, Inc.	17,748	811,439
IDEX Corp.	7,576	1,079,656
Illinois Tool Works, Inc.	32,600	5,107,116
Ingersoll-Rand plc	13,400	1,145,834
Lincoln Electric Holdings, Inc.	6,300	566,685
Middleby Corp. (The)*	5,900	730,361
Nordson Corp.	6,100	831,674
Parker-Hannifin Corp.	12,200	2,086,566
Snap-on, Inc.	800	118,032
Stanley Black & Decker, Inc.	1,700	260,440
Toro Co. (The)	11,252	702,687
WABCO Holdings, Inc.*	5,447	729,190
Wabtec Corp.(x)	2,934	238,828
Welbilt, Inc.*	13,700	266,465
Xylem, Inc.	9,900	761,508

		33,680,019

Professional Services (0.5%)
Dun & Bradstreet Corp. (The)	1,540	180,180
Equifax, Inc.	12,700	1,496,187
IHS Markit Ltd.*	23,400	1,128,816
Robert Half International, Inc.	12,905	747,070
TransUnion*	19,132	1,086,315
Verisk Analytics, Inc.*	16,191	1,683,864

		6,322,432

Road & Rail (1.2%)
CSX Corp.	81,900	4,562,649
JB Hunt Transport Services, Inc.	9,270	1,085,981
Landstar System, Inc.	4,466	489,697
Old Dominion Freight Line, Inc.	4,100	602,577
Union Pacific Corp.	76,548	10,290,347

		17,031,251

Trading Companies & Distributors (0.5%)
Air Lease Corp.	600	25,572
Fastenal Co.	30,908	1,687,268
HD Supply Holdings, Inc.*	19,901	755,044
MSC Industrial Direct Co., Inc., Class A	1,877	172,140
United Rentals, Inc.*	9,000	1,554,570
Univar, Inc.*	12,100	335,775
Watsco, Inc.	3,200	579,104
WW Grainger, Inc.	5,146	1,452,561

		6,562,034

Total Industrials		174,212,532

Information Technology (38.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	5,770	1,473,081
CommScope Holding Co., Inc.*	10,105	403,897
F5 Networks, Inc.*	6,640	960,210
Motorola Solutions, Inc.	1,600	168,480
Palo Alto Networks, Inc.*	9,566	1,736,421

		4,742,089

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	31,964	2,753,059
CDW Corp.	15,874	1,116,101
Cognex Corp.	17,700	920,223
Coherent, Inc.*	2,600	487,240
Corning, Inc.	5,300	147,764
FLIR Systems, Inc.	7,800	390,078
IPG Photonics Corp.*	3,900	910,182
National Instruments Corp.	8,870	448,556
Trimble, Inc.*	20,768	745,156
Universal Display Corp.(x)	4,400	444,400
Zebra Technologies Corp., Class A*	5,607	780,438

		9,143,197

Internet Software & Services (8.1%)
Alphabet, Inc., Class A*	31,892	33,076,469
Alphabet, Inc., Class C*	32,479	33,511,508
CoStar Group, Inc.*	3,800	1,378,184
Facebook, Inc., Class A*	253,298	40,474,488
GoDaddy, Inc., Class A*	13,400	823,028

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
IAC/InterActiveCorp*	7,500	$1,172,850
LogMeIn, Inc.	3,500	404,425
Match Group, Inc.(x)*	3,900	173,316
Pandora Media, Inc.(x)*	25,783	129,688
Twitter, Inc.*	4,543	131,792
VeriSign, Inc.(x)*	9,141	1,083,757
Zillow Group, Inc., Class A*	3,900	210,600
Zillow Group, Inc., Class C(x)*	7,900	425,020

		112,995,125

IT Services (7.9%)
Accenture plc, Class A	66,400	10,192,400
Alliance Data Systems Corp.	5,240	1,115,386
Automatic Data Processing, Inc.	47,900	5,435,692
Black Knight, Inc.*	12,700	598,170
Booz Allen Hamilton Holding Corp.	14,300	553,696
Broadridge Financial Solutions, Inc.	12,487	1,369,699
Cognizant Technology Solutions Corp., Class A	62,514	5,032,377
CoreLogic, Inc.*	5,100	230,673
CSRA, Inc.	17,300	713,279
DST Systems, Inc.	578	48,350
DXC Technology Co.	30,300	3,046,059
Euronet Worldwide, Inc.*	5,300	418,276
Fidelity National Information Services, Inc.	20,000	1,926,000
First Data Corp., Class A*	50,729	811,664
Fiserv, Inc.*	45,516	3,245,746
FleetCor Technologies, Inc.*	9,524	1,928,610
Gartner, Inc.*	9,400	1,105,628
Genpact Ltd.	16,154	516,766
Global Payments, Inc.	16,212	1,807,962
International Business Machines Corp.	62,316	9,561,144
Jack Henry & Associates, Inc.	8,300	1,003,885
Mastercard, Inc., Class A	99,320	17,396,892
Paychex, Inc.	34,380	2,117,464
PayPal Holdings, Inc.*	121,176	9,193,623
Sabre Corp.	18,400	394,680
Square, Inc., Class A*	25,902	1,274,378
Switch, Inc., Class A(x)	2,799	44,532
Total System Services, Inc.	19,400	1,673,444
Visa, Inc., Class A	194,908	23,314,896
Western Union Co. (The)	49,055	943,328
WEX, Inc.*	3,300	516,846
Worldpay, Inc.*	30,651	2,520,738

		110,052,283

Semiconductors & Semiconductor Equipment (5.0%)
Advanced Micro Devices, Inc.(x)*	89,900	903,495
Analog Devices, Inc.	39,711	3,618,863
Applied Materials, Inc.	112,700	6,267,247
Broadcom Ltd.	43,311	10,206,237
Cavium, Inc.*	7,100	563,598
Cypress Semiconductor Corp.	2,900	49,184
KLA-Tencor Corp.	16,800	1,831,368
Lam Research Corp.	17,398	3,534,578
Maxim Integrated Products, Inc.	29,978	1,805,275
Microchip Technology, Inc.(x)	24,326	2,222,423
Micron Technology, Inc.*	88,200	4,598,748
Microsemi Corp.*	10,100	653,672
NVIDIA Corp.	62,100	14,381,739
NXP Semiconductors NV*	20,300	2,375,100
ON Semiconductor Corp.*	42,000	1,027,320
Qorvo, Inc.*	7,000	493,150
Skyworks Solutions, Inc.	19,500	1,955,070
Teradyne, Inc.	19,500	891,345
Texas Instruments, Inc.	105,731	10,984,394
Versum Materials, Inc.	950	35,749
Xilinx, Inc.	25,763	1,861,119

		70,259,674

Software (9.8%)
Activision Blizzard, Inc.	79,100	5,336,086
Adobe Systems, Inc.*	52,934	11,437,979
ANSYS, Inc.*	9,112	1,427,759
Atlassian Corp. plc, Class A*	9,695	522,754
Autodesk, Inc.*	18,180	2,283,044
Cadence Design Systems, Inc.*	29,600	1,088,392
CDK Global, Inc.	13,333	844,512
Citrix Systems, Inc.*	16,129	1,496,771
Dell Technologies, Inc., Class V*	21,347	1,562,814
Electronic Arts, Inc.*	32,100	3,891,804
Fortinet, Inc.*	15,500	830,490
Guidewire Software, Inc.*	3,100	250,573
Intuit, Inc.	26,029	4,512,127
Manhattan Associates, Inc.*	7,200	301,536
Microsoft Corp.#	803,449	73,330,791
Oracle Corp.	25,232	1,154,364
PTC, Inc.*	12,200	951,722
Red Hat, Inc.*	18,951	2,833,364
salesforce.com, Inc.*	73,484	8,546,189
ServiceNow, Inc.*	18,189	3,009,370
Splunk, Inc.*	15,000	1,475,850
SS&C Technologies Holdings, Inc.	16,900	906,516
Symantec Corp.	66,300	1,713,855
Synopsys, Inc.*	1,200	99,888
Tableau Software, Inc., Class A*	6,800	549,576
Take-Two Interactive Software, Inc.*	11,900	1,163,582
Tyler Technologies, Inc.*	3,700	780,552
Ultimate Software Group, Inc. (The)*	3,100	755,470
VMware, Inc., Class A*	7,166	869,021
Workday, Inc., Class A*	14,560	1,850,722

		135,777,473

Technology Hardware, Storage & Peripherals (6.7%)
Apple, Inc.	543,935	91,261,414
NCR Corp.*	12,800	403,456
NetApp, Inc.	24,400	1,505,236
Western Digital Corp.	4,500	415,215

		93,585,321

Total Information Technology		536,555,162

Materials (3.4%)
Chemicals (2.5%)
Albemarle Corp.	2,200	204,028
Axalta Coating Systems Ltd.*	22,699	685,283
Celanese Corp.	8,592	861,004
Chemours Co. (The)	19,700	959,587
DowDuPont, Inc.	119,150	7,591,047
Ecolab, Inc.	27,441	3,761,338
FMC Corp.	14,258	1,091,735
Huntsman Corp.	10,300	301,275
International Flavors & Fragrances, Inc.	8,466	1,159,080
LyondellBasell Industries NV, Class A	15,100	1,595,768
Monsanto Co.	46,970	5,480,929
NewMarket Corp.	800	321,344
Platform Specialty Products Corp.*	10,800	104,004
PPG Industries, Inc.	25,500	2,845,800
Praxair, Inc.	26,868	3,877,052
RPM International, Inc.(x)	12,800	610,176

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Scotts Miracle-Gro Co. (The)(x)	4,093	$350,975
Sherwin-Williams Co. (The)	8,771	3,439,285
Westlake Chemical Corp.	1,900	211,185
WR Grace & Co.	7,200	440,856

		35,891,751

Construction Materials (0.2%)
Eagle Materials, Inc.	5,000	515,250
Martin Marietta Materials, Inc.	6,136	1,271,993
Vulcan Materials Co.	13,100	1,495,627

		3,282,870

Containers & Packaging (0.6%)
AptarGroup, Inc.	1,500	134,745
Ardagh Group SA	1,000	18,680
Avery Dennison Corp.	8,900	945,625
Ball Corp.	20,448	811,990
Berry Global Group, Inc.*	14,000	767,340
Crown Holdings, Inc.*	9,603	487,352
Graphic Packaging Holding Co.	23,200	356,120
International Paper Co.	40,000	2,137,200
Owens-Illinois, Inc.*	13,500	292,410
Packaging Corp. of America	10,000	1,127,000
Sealed Air Corp.	9,700	415,063
Silgan Holdings, Inc.	7,900	220,015

		7,713,540

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	28,600	502,502
Royal Gold, Inc.	2,500	214,675
Southern Copper Corp.(x)	7,729	418,757
Steel Dynamics, Inc.	3,100	137,082

		1,273,016

Total Materials		48,161,177

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
American Tower Corp. (REIT)	45,220	6,572,276
Boston Properties, Inc. (REIT)	2,500	308,050
CoreSite Realty Corp. (REIT)	3,600	360,936
Crown Castle International Corp. (REIT)	43,017	4,715,093
CubeSmart (REIT)	13,000	366,600
CyrusOne, Inc. (REIT)	8,400	430,164
Digital Realty Trust, Inc. (REIT)	16,687	1,758,476
Douglas Emmett, Inc. (REIT)	13,700	503,612
Equinix, Inc. (REIT)	8,352	3,492,305
Equity LifeStyle Properties, Inc. (REIT)	8,800	772,376
Extra Space Storage, Inc. (REIT)	11,000	960,960
Federal Realty Investment Trust (REIT)	2,981	346,124
Gaming and Leisure Properties, Inc. (REIT)	6,800	227,596
Hudson Pacific Properties, Inc. (REIT)	1,700	55,301
Iron Mountain, Inc. (REIT)	26,276	863,429
Lamar Advertising Co. (REIT), Class A	7,900	502,914
Outfront Media, Inc. (REIT)	2,000	37,480
Public Storage (REIT)	15,862	3,178,586
SBA Communications Corp. (REIT)*	12,418	2,122,485
Simon Property Group, Inc. (REIT)	30,161	4,655,350
Tanger Factory Outlet Centers, Inc. (REIT)(x)	600	13,200
Taubman Centers, Inc. (REIT)	3,100	176,421
VICI Properties, Inc. (REIT)	5,300	97,096

		32,516,830

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	13,743	648,944

Total Real Estate		33,165,774

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
Verizon Communications, Inc.	222,400	10,635,168
Zayo Group Holdings, Inc.*	19,841	677,769

		11,312,937

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	19,900	1,214,696

Total Telecommunication Services		12,527,633

Utilities (0.0%)
Independent Power and Renewable Electricity Producers (0.0%)
NRG Energy, Inc.	6,300	192,339

Total Utilities		192,339

Total Common Stocks (99.0%) (Cost $510,099,741)		1,383,361,581

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,000,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $2,040,001.(xx)	$2,000,000	2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,500,213, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,531,263.(xx)	1,500,000	1,500,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,400,210, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $1,428,072.(xx)	1,400,000	1,400,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,100,160, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,122,056.(xx)	$1,100,000	$1,100,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $2,000,600, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $2,040,104.(xx)	2,000,000	2,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,166,335, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,189,493.(xx)	1,166,168	1,166,168
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $400,063, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $408,206.(xx)	400,000	400,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,700,262, collateralized by various Common Stocks; total market value $1,890,939.(xx)	1,700,000	1,700,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,000,154, collateralized by various Common Stocks; total market value $1,112,317.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,000,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $1,020,019.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		13,266,168

Total Short-Term Investments (0.9%) (Cost $13,266,168)		13,266,168

Total Investments in Securities (99.9%) (Cost $523,365,909)		1,396,627,749
Other Assets Less Liabilities (0.1%)		1,508,093

Net Assets (100%)		$1,398,135,842

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,849,220.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $16,449,459. This was secured by cash collateral of $13,266,168 which was subsequently invested in joint repurchase agreements with a total value of $13,266,168, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $3,106,968 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	101	06/2018	USD	13,347,150	(387,849)

					(387,849)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$257,628,626	$—	$—	$257,628,626
Consumer Staples	88,046,729	—	—	88,046,729
Energy	11,459,668	—	—	11,459,668
Financials	48,228,110	—	—	48,228,110
Health Care	173,183,831	—	—	173,183,831
Industrials	174,212,532	—	—	174,212,532
Information Technology	536,555,162	—	—	536,555,162
Materials	48,161,177	—	—	48,161,177
Real Estate	33,165,774	—	—	33,165,774
Telecommunication Services	12,527,633	—	—	12,527,633
Utilities	192,339	—	—	192,339
Short-Term Investments
Repurchase Agreements	—	13,266,168	—	13,266,168

Total Assets	$1,383,361,581	$13,266,168	$—	$1,396,627,749

Liabilities:
Futures	$(387,849)	$—	$—	$(387,849)

Total Liabilities	$(387,849)	$—	$—	$(387,849)

Total	$1,382,973,732	$13,266,168	$—	$1,396,239,900

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$882,281,529
Aggregate gross unrealized depreciation	(9,480,901)

Net unrealized appreciation	$872,800,628

Federal income tax cost of investments in securities and derivative instruments, if applicable	$523,439,272

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.6%)
Auto Components (0.2%)
Adient plc	4,988	$298,083
BorgWarner, Inc.	10,100	507,322
Gentex Corp.	5,500	126,610
Goodyear Tire & Rubber Co. (The)	12,600	334,908
Lear Corp.	540	100,489

		1,367,412

Automobiles (0.8%)
Ford Motor Co.	205,400	2,275,832
General Motors Co.	68,000	2,471,120
Harley-Davidson, Inc.(x)	2,500	107,200

		4,854,152

Distributors (0.1%)
Genuine Parts Co.	4,800	431,232
LKQ Corp.*	14,000	531,300

		962,532

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	224	134,904
H&R Block, Inc.	9,300	236,313

		371,217

Hotels, Restaurants & Leisure (0.7%)
Aramark	7,600	300,656
Carnival Corp.	21,288	1,396,067
Extended Stay America, Inc.	3,500	69,195
Hilton Worldwide Holdings, Inc.	1,166	91,834
Hyatt Hotels Corp., Class A	2,425	184,931
International Game Technology plc	5,200	138,996
MGM Resorts International	24,516	858,550
Norwegian Cruise Line Holdings Ltd.*	9,900	524,403
Royal Caribbean Cruises Ltd.	8,994	1,058,954
Yum China Holdings, Inc.	2,700	112,050

		4,735,636

Household Durables (0.6%)
DR Horton, Inc.	8,327	365,056
Garmin Ltd.	6,085	358,589
Leggett & Platt, Inc.	1,400	62,104
Lennar Corp., Class A	13,182	776,946
Lennar Corp., Class B	903	43,064
Mohawk Industries, Inc.*	3,027	702,930
Newell Brands, Inc.(x)	25,600	652,288
PulteGroup, Inc.	10,400	306,696
Tempur Sealy International, Inc.(x)*	1,500	67,935
Toll Brothers, Inc.	3,875	167,594
Whirlpool Corp.	3,416	523,024

		4,026,226

Internet & Direct Marketing Retail (0.1%)
Liberty Expedia Holdings, Inc., Class A*	2,400	94,272
Liberty Interactive Corp. QVC Group, Class A*	8,189	206,117
TripAdvisor, Inc.*	3,100	126,759

		427,148

Leisure Products (0.1%)
Brunswick Corp.	900	53,451
Hasbro, Inc.	1,500	126,450
Mattel, Inc.(x)	14,800	194,620

		374,521

Media (2.2%)
Charter Communications, Inc., Class A*	3,000	933,660
Cinemark Holdings, Inc.	5,700	214,719
Comcast Corp., Class A	18,100	618,477
Discovery Communications, Inc., Class A(x)*	8,100	173,583
Discovery Communications, Inc., Class C*	13,422	261,997
DISH Network Corp., Class A*	2,800	106,092
GCI Liberty, Inc., Class A*	3,600	190,296
Interpublic Group of Cos., Inc. (The)	3,200	73,696
John Wiley & Sons, Inc., Class A	2,500	159,250
Liberty Broadband Corp., Class A*	1,321	112,021
Liberty Broadband Corp., Class C*	5,547	475,322
Liberty Media Corp.-Liberty Formula One, Class A*	1,300	38,077
Liberty Media Corp.-Liberty Formula One, Class C(x)*	9,200	283,820
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,686	192,595
Liberty Media Corp.-Liberty SiriusXM, Class C*	8,772	358,336
Lions Gate Entertainment Corp., Class A(x)	900	23,247
Lions Gate Entertainment Corp., Class B	900	21,672
Madison Square Garden Co. (The), Class A*	800	196,640
News Corp., Class A	19,305	305,019
News Corp., Class B	6,800	109,480
Sirius XM Holdings, Inc.(x)	4,100	25,584
TEGNA, Inc.	12,173	138,650
Time Warner, Inc.	40,745	3,853,663
Tribune Media Co., Class A	3,700	149,887
Twenty-First Century Fox, Inc., Class A	51,820	1,901,276
Twenty-First Century Fox, Inc., Class B	22,200	807,414
Viacom, Inc., Class A(x)	100	3,960
Viacom, Inc., Class B	18,700	580,822
Walt Disney Co. (The)	25,100	2,521,044

		14,830,299

Multiline Retail (0.6%)
Dollar General Corp.	9,100	851,305
Dollar Tree, Inc.*	700	66,430
Kohl’s Corp.	8,741	572,623
Macy’s, Inc.	16,290	484,465
Target Corp.	28,600	1,985,698

		3,960,521

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	2,800	331,940
AutoNation, Inc.(x)*	2,800	130,984
AutoZone, Inc.*	200	129,738
Bed Bath & Beyond, Inc.	7,300	153,227
Best Buy Co., Inc.	13,400	937,866
Burlington Stores, Inc.*	1,400	186,410
Dick’s Sporting Goods, Inc.	1,100	38,555
Foot Locker, Inc.	5,791	263,722
GameStop Corp., Class A(x)	5,692	71,833
Gap, Inc. (The)	11,500	358,800
L Brands, Inc.	10,800	412,668
Michaels Cos., Inc. (The)*	1,200	23,652
Murphy USA, Inc.*	1,846	134,389
Penske Automotive Group, Inc.	1,500	66,495
Sally Beauty Holdings, Inc.(x)*	4,800	78,960
Signet Jewelers Ltd.	3,000	115,560
Tiffany & Co.	5,800	566,428
Urban Outfitters, Inc.*	4,600	170,016
Williams-Sonoma, Inc.(x)	3,700	195,212

		4,366,455

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.4%)
Michael Kors Holdings Ltd.*	6,800	$422,144
PVH Corp.	4,100	620,863
Ralph Lauren Corp.	2,900	324,220
Skechers U.S.A., Inc., Class A*	4,000	155,560
Tapestry, Inc.	12,400	652,364
Under Armour, Inc., Class A(x)*	2,700	44,145
Under Armour, Inc., Class C(x)*	2,700	38,745
VF Corp.	4,600	340,952

		2,598,993

Total Consumer Discretionary		42,875,112

Consumer Staples (8.0%)
Beverages (0.6%)
Brown-Forman Corp., Class A	400	21,332
Brown-Forman Corp., Class B	850	46,240
Coca-Cola Co. (The)	51,000	2,214,930
Molson Coors Brewing Co., Class B	9,249	696,727
PepsiCo, Inc.	9,900	1,080,585

		4,059,814

Food & Staples Retailing (2.2%)
Casey’s General Stores, Inc.	2,100	230,517
CVS Health Corp.	53,475	3,326,680
Kroger Co. (The)	21,200	507,528
Rite Aid Corp.(x)*	30,000	50,400
US Foods Holding Corp.*	10,800	353,916
Walgreens Boots Alliance, Inc.	36,698	2,402,618
Walmart, Inc.	75,682	6,733,427

		13,605,086

Food Products (2.0%)
Archer-Daniels-Midland Co.	28,916	1,254,087
Bunge Ltd.	7,111	525,787
Campbell Soup Co.(x)	3,300	142,923
Conagra Brands, Inc.	20,535	757,331
Flowers Foods, Inc.	9,400	205,484
General Mills, Inc.	8,900	401,034
Hain Celestial Group, Inc. (The)*	5,400	173,178
Hershey Co. (The)	800	79,168
Hormel Foods Corp.(x)	14,400	494,208
Ingredion, Inc.	3,829	493,635
JM Smucker Co. (The)	5,719	709,213
Kellogg Co.	1,015	65,985
Kraft Heinz Co. (The)	31,700	1,974,593
Lamb Weston Holdings, Inc.	5,978	348,039
Mondelez International, Inc., Class A	75,662	3,157,375
Pilgrim’s Pride Corp.*	300	7,383
Pinnacle Foods, Inc.	6,000	324,600
Post Holdings, Inc.(x)*	3,500	265,160
Seaboard Corp.	14	59,710
TreeHouse Foods, Inc.*	2,100	80,367
Tyson Foods, Inc., Class A	14,824	1,084,969

		12,604,229

Household Products (2.0%)
Clorox Co. (The)	1,104	146,953
Colgate-Palmolive Co.	38,200	2,738,176
Kimberly-Clark Corp.	2,805	308,915
Procter & Gamble Co. (The)	126,089	9,996,336

		13,190,380

Personal Products (0.1%)
Coty, Inc., Class A	24,046	440,042
Edgewell Personal Care Co.*	2,894	141,285
Nu Skin Enterprises, Inc., Class A	2,000	147,420

		728,747

Tobacco (1.1%)
Philip Morris International, Inc.	74,500	7,405,300

Total Consumer Staples		51,593,556

Energy (10.6%)
Energy Equipment & Services (1.2%)
Baker Hughes a GE Co.	22,749	631,740
Halliburton Co.	15,000	704,100
Helmerich & Payne, Inc.	5,456	363,151
Nabors Industries Ltd.	16,153	112,909
National Oilwell Varco, Inc.	19,749	726,961
Oceaneering International, Inc.	5,900	109,386
Patterson-UTI Energy, Inc.	9,757	170,845
RPC, Inc.(x)	200	3,606
Schlumberger Ltd.	73,266	4,746,172
Transocean Ltd.*	19,000	188,100
Weatherford International plc(x)*	39,000	89,310

		7,846,280

Oil, Gas & Consumable Fuels (9.4%)
Anadarko Petroleum Corp.	28,786	1,738,962
Andeavor	8,152	819,765
Antero Resources Corp.*	6,200	123,070
Apache Corp.	19,258	741,048
Cabot Oil & Gas Corp.	7,500	179,850
Centennial Resource Development, Inc., Class A*	5,900	108,265
Cheniere Energy, Inc.*	3,700	197,765
Chesapeake Energy Corp.(x)*	44,997	135,891
Chevron Corp.	99,407	11,336,374
Cimarex Energy Co.	300	28,050
CNX Resources Corp.*	10,800	166,644
Concho Resources, Inc.*	7,700	1,157,541
ConocoPhillips	61,970	3,674,201
CONSOL Energy, Inc.*	1,350	39,110
Continental Resources, Inc.*	2,600	153,270
Devon Energy Corp.	26,035	827,653
Diamondback Energy, Inc.*	4,100	518,732
Energen Corp.*	4,840	304,242
EOG Resources, Inc.	27,600	2,905,452
EQT Corp.	10,833	514,676
Extraction Oil & Gas, Inc.(x)*	6,400	73,344
Exxon Mobil Corp.	223,099	16,645,417
Gulfport Energy Corp.*	7,600	73,340
Hess Corp.	15,118	765,273
HollyFrontier Corp.	9,000	439,740
Kinder Morgan, Inc.	101,200	1,524,072
Kosmos Energy Ltd.*	8,800	55,440
Marathon Oil Corp.	45,348	731,463
Marathon Petroleum Corp.	25,548	1,867,814
Murphy Oil Corp.	8,987	232,224
Noble Energy, Inc.	25,158	762,287
Occidental Petroleum Corp.	40,310	2,618,538
Parsley Energy, Inc., Class A*	4,200	121,758
PBF Energy, Inc., Class A	5,900	200,010
Phillips 66	22,335	2,142,373
Pioneer Natural Resources Co.	8,900	1,528,842
QEP Resources, Inc.*	11,454	112,135
Range Resources Corp.	11,387	165,567
RSP Permian, Inc.*	3,500	164,080
SM Energy Co.	6,000	108,180
Southwestern Energy Co.*	26,900	116,477
Targa Resources Corp.	10,900	479,600
Valero Energy Corp.	23,086	2,141,688
Whiting Petroleum Corp.*	4,800	162,432
Williams Cos., Inc. (The)	37,700	937,222

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
World Fuel Services Corp.	3,800	$93,290
WPX Energy, Inc.*	19,901	294,137

		60,227,304

Total Energy		68,073,584

Financials (26.7%)
Banks (12.8%)
Associated Banc-Corp.	7,302	181,455
Bank of America Corp.	503,272	15,093,127
Bank of Hawaii Corp.	2,024	168,194
Bank of the Ozarks, Inc.	3,300	159,291
BankUnited, Inc.	5,300	211,894
BB&T Corp.	41,333	2,150,969
BOK Financial Corp.(x)	1,396	138,190
CIT Group, Inc.	6,644	342,166
Citigroup, Inc.	135,342	9,135,585
Citizens Financial Group, Inc.	26,100	1,095,678
Comerica, Inc.	9,005	863,850
Commerce Bancshares, Inc.(x)	4,365	261,507
Cullen/Frost Bankers, Inc.	2,847	301,981
East West Bancorp, Inc.	7,234	452,414
Fifth Third Bancorp	36,488	1,158,494
First Hawaiian, Inc.	2,800	77,924
First Horizon National Corp.	16,084	302,862
First Republic Bank	1,600	148,176
FNB Corp.	17,100	229,995
Huntington Bancshares, Inc.	57,625	870,138
JPMorgan Chase & Co.	181,704	19,981,988
KeyCorp	56,083	1,096,423
M&T Bank Corp.	7,459	1,375,141
PacWest Bancorp	6,600	326,898
People’s United Financial, Inc.	17,110	319,273
Pinnacle Financial Partners, Inc.	2,700	173,340
PNC Financial Services Group, Inc. (The)	24,989	3,779,336
Popular, Inc.	4,932	205,270
Prosperity Bancshares, Inc.	3,500	254,205
Regions Financial Corp.	60,768	1,129,069
Signature Bank*	1,200	170,340
SunTrust Banks, Inc.	24,974	1,699,231
SVB Financial Group*	700	168,007
Synovus Financial Corp.	5,991	299,191
TCF Financial Corp.	7,349	167,631
US Bancorp	82,150	4,148,575
Webster Financial Corp.	4,900	271,460
Wells Fargo & Co.	233,034	12,213,312
Western Alliance Bancorp*	2,200	127,842
Zions Bancorp	10,668	562,524

		81,812,946

Capital Markets (4.3%)
Affiliated Managers Group, Inc.	2,800	530,824
Ameriprise Financial, Inc.	810	119,831
Bank of New York Mellon Corp. (The)	51,699	2,664,049
BGC Partners, Inc., Class A	9,100	122,395
BlackRock, Inc.	6,564	3,555,850
Charles Schwab Corp. (The)	13,000	678,860
CME Group, Inc.	17,900	2,895,146
E*TRADE Financial Corp.*	14,022	776,959
Federated Investors, Inc., Class B	3,700	123,580
Franklin Resources, Inc.	17,800	617,304
Goldman Sachs Group, Inc. (The)	18,527	4,666,211
Interactive Brokers Group, Inc., Class A	3,319	223,170
Intercontinental Exchange, Inc.	15,785	1,144,728
Invesco Ltd.	18,231	583,574
Lazard Ltd., Class A	600	31,536
Legg Mason, Inc.	3,526	143,332
Morgan Stanley	67,167	3,624,331
Morningstar, Inc.	100	9,552
Nasdaq, Inc.	6,174	532,322
Northern Trust Corp.	10,881	1,122,158
Raymond James Financial, Inc.	5,092	455,276
State Street Corp.‡	18,628	1,857,770
T. Rowe Price Group, Inc.	10,600	1,144,482
TD Ameritrade Holding Corp.	1,500	88,845

		27,712,085

Consumer Finance (1.5%)
Ally Financial, Inc.	23,400	635,310
American Express Co.	38,100	3,553,967
Capital One Financial Corp.	23,730	2,273,809
Credit Acceptance Corp.(x)*	100	33,041
Discover Financial Services	19,019	1,368,037
Navient Corp.	12,789	167,792
OneMain Holdings, Inc.*	2,900	86,826
Santander Consumer USA Holdings, Inc.	8,600	140,180
SLM Corp.*	23,389	262,191
Synchrony Financial	41,193	1,381,201

		9,902,354

Diversified Financial Services (3.2%)
Berkshire Hathaway, Inc., Class B*	101,198	20,186,978
Leucadia National Corp.	13,113	298,058
Voya Financial, Inc.	8,700	439,350

		20,924,386

Insurance (4.6%)
Aflac, Inc.	40,630	1,777,969
Alleghany Corp.	780	479,263
Allstate Corp. (The)	13,788	1,307,102
American Financial Group, Inc.	3,591	402,982
American International Group, Inc.	41,706	2,269,641
American National Insurance Co.	482	56,375
Arch Capital Group Ltd.*	5,501	470,831
Arthur J Gallagher & Co.	3,000	206,190
Aspen Insurance Holdings Ltd.	2,201	98,715
Assurant, Inc.	2,361	215,819
Assured Guaranty Ltd.	6,354	230,015
Athene Holding Ltd., Class A*	5,700	272,517
Axis Capital Holdings Ltd.	4,606	265,167
Brighthouse Financial, Inc.*	4,448	228,627
Brown & Brown, Inc.	11,970	304,517
Chubb Ltd.	24,586	3,362,626
Cincinnati Financial Corp.	7,756	575,961
CNA Financial Corp.	1,660	81,921
Erie Indemnity Co., Class A	400	47,056
Everest Re Group Ltd.	2,112	542,404
First American Financial Corp.	5,900	346,212
FNF Group	13,338	533,787
Hanover Insurance Group, Inc. (The)	2,059	242,736
Hartford Financial Services Group, Inc. (The)	18,499	953,068
Lincoln National Corp.	11,414	833,907
Loews Corp.	14,885	740,231
Markel Corp.*	697	815,664
Mercury General Corp.	1,474	67,612
MetLife, Inc.	47,930	2,199,508
Old Republic International Corp.	12,284	263,492
Principal Financial Group, Inc.	14,184	863,947
ProAssurance Corp.	2,800	135,940
Prudential Financial, Inc.	22,311	2,310,303
Reinsurance Group of America, Inc.	3,403	524,062
RenaissanceRe Holdings Ltd.	1,951	270,233

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Torchmark Corp.	6,162	$518,656
Travelers Cos., Inc. (The)	14,275	1,982,227
Unum Group	11,589	551,752
Validus Holdings Ltd.	4,127	278,366
White Mountains Insurance Group Ltd.	173	142,296
Willis Towers Watson plc	6,600	1,004,454
WR Berkley Corp.	4,564	331,803
XL Group Ltd.	9,245	510,879

		29,616,833

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AGNC Investment Corp. (REIT)	19,800	374,616
Annaly Capital Management, Inc. (REIT)	60,495	630,963
Chimera Investment Corp. (REIT)	9,958	173,369
MFA Financial, Inc. (REIT)	22,100	166,413
New Residential Investment Corp. (REIT)	16,400	269,780
Starwood Property Trust, Inc. (REIT)	13,600	284,920
Two Harbors Investment Corp. (REIT)	7,700	118,349

		2,018,410

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	22,695	295,716
TFS Financial Corp.	1,543	22,667

		318,383

Total Financials		172,305,397

Health Care (13.5%)
Biotechnology (1.1%)
Agios Pharmaceuticals, Inc.(x)*	200	16,356
Alexion Pharmaceuticals, Inc.*	2,200	245,212
Alnylam Pharmaceuticals, Inc.*	600	71,460
Amgen, Inc.	27,000	4,602,960
Biogen, Inc.*	700	191,674
Gilead Sciences, Inc.	19,400	1,462,566
Intrexon Corp.(x)*	800	12,264
OPKO Health, Inc.(x)*	15,700	49,769
United Therapeutics Corp.*	2,200	247,192

		6,899,453

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	89,126	5,340,429
Baxter International, Inc.	23,823	1,549,448
Cooper Cos., Inc. (The)	626	143,235
Danaher Corp.	32,300	3,162,493
Dentsply Sirona, Inc.	12,000	603,720
Hill-Rom Holdings, Inc.	305	26,535
Hologic, Inc.*	6,400	239,104
Medtronic plc	66,303	5,318,827
STERIS plc	4,500	420,120
Teleflex, Inc.	1,972	502,821
Zimmer Biomet Holdings, Inc.	10,559	1,151,353

		18,458,085

Health Care Providers & Services (2.4%)
Acadia Healthcare Co., Inc.(x)*	4,200	164,556
Aetna, Inc.	11,397	1,926,093
Anthem, Inc.	13,526	2,971,661
Brookdale Senior Living, Inc.*	11,200	75,152
Cardinal Health, Inc.	16,478	1,032,841
Centene Corp.*	7,964	851,113
Cigna Corp.	1,600	268,384
DaVita, Inc.*	7,900	520,926
Envision Healthcare Corp.*	6,167	236,998
Express Scripts Holding Co.*	27,800	1,920,424
HCA Healthcare, Inc.	13,900	1,348,300
Humana, Inc.	332	89,252
Laboratory Corp. of America Holdings*	5,280	854,040
LifePoint Health, Inc.*	1,633	76,751
McKesson Corp.	9,900	1,394,613
MEDNAX, Inc.*	4,900	272,587
Patterson Cos., Inc.	4,000	88,920
Premier, Inc., Class A*	1,700	53,227
Quest Diagnostics, Inc.	7,310	733,193
Universal Health Services, Inc., Class B	4,600	544,686
WellCare Health Plans, Inc.*	200	38,726

		15,462,443

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	12,700	849,630
Bio-Rad Laboratories, Inc., Class A*	1,010	252,581
Bruker Corp.	3,500	104,720
IQVIA Holdings, Inc.*	2,900	284,519
PerkinElmer, Inc.	4,415	334,304
QIAGEN NV*	8,211	265,297
Thermo Fisher Scientific, Inc.	11,495	2,373,258

		4,464,309

Pharmaceuticals (6.4%)
Akorn, Inc.*	200	3,742
Allergan plc	17,700	2,978,733
Bristol-Myers Squibb Co.	44,200	2,795,650
Endo International plc*	11,300	67,122
Johnson & Johnson	120,202	15,403,886
Mallinckrodt plc*	5,325	77,106
Merck & Co., Inc.	136,472	7,433,630
Mylan NV*	27,700	1,140,409
Perrigo Co. plc	6,800	566,712
Pfizer, Inc.	311,100	11,040,939

		41,507,929

Total Health Care		86,792,219

Industrials (8.1%)
Aerospace & Defense (2.2%)
Arconic, Inc.	22,093	509,023
General Dynamics Corp.	8,003	1,767,863
Harris Corp.	4,590	740,275
Hexcel Corp.	1,600	103,344
Huntington Ingalls Industries, Inc.	400	103,104
L3 Technologies, Inc.	3,980	827,840
Lockheed Martin Corp.	1,300	439,309
Orbital ATK, Inc.	2,976	394,647
Raytheon Co.	9,532	2,057,196
Spirit AeroSystems Holdings, Inc., Class A	5,999	502,116
Teledyne Technologies, Inc.*	1,900	355,623
Textron, Inc.	13,839	816,086
United Technologies Corp.	39,300	4,944,727

		13,561,153

Air Freight & Logistics (0.1%)
Expeditors International of Washington, Inc.	3,000	189,900
XPO Logistics, Inc.*	1,600	162,896

		352,796

Airlines (0.7%)
Alaska Air Group, Inc.	1,200	74,352
American Airlines Group, Inc.	12,800	665,088
Copa Holdings SA, Class A	1,500	192,945
Delta Air Lines, Inc.	34,400	1,885,464
JetBlue Airways Corp.*	16,400	333,248
Spirit Airlines, Inc.*	3,900	147,342
United Continental Holdings, Inc.*	14,300	993,421

		4,291,860

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.4%)
Fortune Brands Home & Security, Inc.	600	$35,334
Johnson Controls International plc	49,084	1,729,720
Lennox International, Inc.	200	40,874
Masco Corp.	5,600	226,464
Owens Corning	5,868	471,787
USG Corp.*	4,800	194,016

		2,698,195

Commercial Services & Supplies (0.2%)
Clean Harbors, Inc.*	800	39,048
Pitney Bowes, Inc.	9,900	107,811
Republic Services, Inc.	12,232	810,125
Stericycle, Inc.*	4,400	257,532
Waste Management, Inc.	3,849	323,778

		1,538,294

Construction & Engineering (0.2%)
AECOM*	7,694	274,137
Fluor Corp.	7,000	400,540
Jacobs Engineering Group, Inc.	6,078	359,514
Quanta Services, Inc.*	6,164	211,733
Valmont Industries, Inc.	1,200	175,560

		1,421,484

Electrical Equipment (0.8%)
Acuity Brands, Inc.	700	97,433
AMETEK, Inc.	9,800	744,506
Eaton Corp. plc	23,474	1,875,807
Emerson Electric Co.	28,900	1,973,871
Hubbell, Inc.	1,090	132,740
Regal Beloit Corp.	2,352	172,519
Sensata Technologies Holding plc*	4,400	228,052

		5,224,928

Industrial Conglomerates (1.2%)
Carlisle Cos., Inc.	3,329	347,581
General Electric Co.	378,518	5,102,423
Honeywell International, Inc.	16,400	2,369,964
Roper Technologies, Inc.	300	84,207

		7,904,175

Machinery (1.4%)
AGCO Corp.	3,321	215,367
Caterpillar, Inc.	2,900	427,402
Colfax Corp.*	4,700	149,930
Crane Co.	2,741	254,200
Cummins, Inc.	5,700	923,913
Donaldson Co., Inc.	400	18,020
Dover Corp.	7,323	719,265
Flowserve Corp.	7,000	303,310
Fortive Corp.	1,600	124,032
IDEX Corp.	260	37,053
Ingersoll-Rand plc	6,431	549,915
ITT, Inc.	4,400	215,512
Oshkosh Corp.	4,000	309,080
PACCAR, Inc.	17,900	1,184,442
Parker-Hannifin Corp.	966	165,215
Pentair plc	8,536	581,558
Snap-on, Inc.	2,500	368,850
Stanley Black & Decker, Inc.	7,168	1,098,137
Terex Corp.	3,868	144,702
Timken Co. (The)	2,966	135,250
Trinity Industries, Inc.	7,406	241,658
Wabtec Corp.(x)	3,100	252,340
Xylem, Inc.	4,713	362,524

		8,781,675

Marine (0.0%)
Kirby Corp.*	2,600	200,070

Professional Services (0.2%)
Dun & Bradstreet Corp. (The)	1,200	140,400
IHS Markit Ltd.*	9,000	434,160
ManpowerGroup, Inc.	3,467	399,052
Nielsen Holdings plc	19,030	604,963

		1,578,575

Road & Rail (0.6%)
AMERCO	300	103,530
CSX Corp.	4,800	267,408
Genesee & Wyoming, Inc., Class A*	2,800	198,212
Kansas City Southern	5,300	582,205
Norfolk Southern Corp.	14,901	2,023,258
Old Dominion Freight Line, Inc.	1,100	161,667
Ryder System, Inc.	2,609	189,909
Union Pacific Corp.	3,800	510,834

		4,037,023

Trading Companies & Distributors (0.1%)
Air Lease Corp.	4,800	204,576
MSC Industrial Direct Co., Inc., Class A	1,500	137,565
WESCO International, Inc.*	2,292	142,219
WW Grainger, Inc.	200	56,454

		540,814

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	4,300	158,799

Total Industrials		52,289,841

Information Technology (9.1%)
Communications Equipment (2.0%)
ARRIS International plc*	9,600	255,072
Cisco Systems, Inc.	260,700	11,181,423
CommScope Holding Co., Inc.*	5,000	199,850
EchoStar Corp., Class A*	2,359	124,484
Juniper Networks, Inc.	19,400	472,002
Motorola Solutions, Inc.	7,700	810,810

		13,043,641

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	4,495	346,205
Avnet, Inc.	6,258	261,334
Corning, Inc.	42,367	1,181,192
Dolby Laboratories, Inc., Class A	3,100	197,036
FLIR Systems, Inc.	3,400	170,034
Jabil, Inc.	8,918	256,214
Keysight Technologies, Inc.*	9,800	513,422
National Instruments Corp.	1,200	60,684
Trimble, Inc.*	2,900	104,052

		3,090,173

Internet Software & Services (0.6%)
Akamai Technologies, Inc.*	8,500	603,330
eBay, Inc.*	49,800	2,003,952
LogMeIn, Inc.	1,000	115,550
Twitter, Inc.*	33,400	968,934
Zillow Group, Inc., Class A*	1,000	54,000
Zillow Group, Inc., Class C(x)*	2,000	107,600

		3,853,366

IT Services (0.7%)
Amdocs Ltd.	7,271	485,121
Booz Allen Hamilton Holding Corp.	700	27,104
Conduent, Inc.*	9,200	171,488
CoreLogic, Inc.*	2,035	92,043
DST Systems, Inc.	2,900	242,585
Fidelity National Information Services, Inc.	7,552	727,258
International Business Machines Corp.	14,000	2,148,020

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Leidos Holdings, Inc.	7,550	$493,770
Sabre Corp.	2,400	51,480
Teradata Corp.*	6,000	238,020
WEX, Inc.*	400	62,648

		4,739,537

Semiconductors & Semiconductor Equipment (3.2%)
Cypress Semiconductor Corp.	16,100	273,056
First Solar, Inc.*	4,000	283,920
Intel Corp.	247,911	12,911,205
Marvell Technology Group Ltd.	21,500	451,500
Micron Technology, Inc.*	13,629	710,616
Microsemi Corp.*	1,200	77,664
NXP Semiconductors NV*	7,700	900,900
ON Semiconductor Corp.*	1,200	29,352
Qorvo, Inc.*	3,200	225,440
QUALCOMM, Inc.	77,900	4,316,439
Teradyne, Inc.	700	31,997
Versum Materials, Inc.	5,300	199,439
Xilinx, Inc.	700	50,568

		20,462,096

Software (1.3%)
Autodesk, Inc.*	2,100	263,718
CA, Inc.	16,258	551,146
FireEye, Inc.*	9,400	159,142
Guidewire Software, Inc.*	2,400	193,992
Nuance Communications, Inc.*	15,300	240,975
Oracle Corp.	141,300	6,464,475
SS&C Technologies Holdings, Inc.	400	21,456
Synopsys, Inc.*	7,186	598,163
Zynga, Inc., Class A*	36,500	133,590

		8,626,657

Technology Hardware, Storage & Peripherals (0.8%)
Hewlett Packard Enterprise Co.	82,400	1,445,296
HP, Inc.	86,600	1,898,271
NetApp, Inc.	2,100	129,549
Western Digital Corp.	13,369	1,233,558
Xerox Corp.	12,275	353,275

		5,059,949

Total Information Technology		58,875,419

Materials (2.9%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	11,200	1,781,136
Albemarle Corp.	4,825	447,471
Ashland Global Holdings, Inc.	3,417	238,472
Cabot Corp.	2,935	163,538
Celanese Corp.	3,000	300,630
CF Industries Holdings, Inc.	12,400	467,852
DowDuPont, Inc.	64,310	4,097,190
Eastman Chemical Co.	7,800	823,524
Huntsman Corp.	5,501	160,904
LyondellBasell Industries NV, Class A	9,600	1,014,528
Mosaic Co. (The)	17,800	432,184
Olin Corp.	8,800	267,432
Platform Specialty Products Corp.*	6,400	61,632
PPG Industries, Inc.	1,000	111,600
Praxair, Inc.	1,900	274,170
RPM International, Inc.(x)	600	28,602
Scotts Miracle-Gro Co. (The)(x)	100	8,575
Valvoline, Inc.	10,080	223,070
Westlake Chemical Corp.	900	100,035

		11,002,545

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	300	62,190
Vulcan Materials Co.	482	55,030

		117,220

Containers & Packaging (0.4%)
AptarGroup, Inc.	2,299	206,519
Ardagh Group SA(x)	500	9,340
Avery Dennison Corp.	381	40,481
Ball Corp.	8,300	329,593
Bemis Co., Inc.	4,771	207,634
Crown Holdings, Inc.*	2,100	106,575
Graphic Packaging Holding Co.	5,200	79,820
International Paper Co.	1,975	105,524
Owens-Illinois, Inc.*	1,900	41,154
Sealed Air Corp.	4,400	188,276
Sonoco Products Co.	4,582	222,227
WestRock Co.	13,289	852,756

		2,389,899

Metals & Mining (0.8%)
Alcoa Corp.*	9,831	442,002
Freeport-McMoRan, Inc.*	56,400	990,948
Newmont Mining Corp.	27,700	1,082,238
Nucor Corp.	16,620	1,015,316
Reliance Steel & Aluminum Co.	3,809	326,584
Royal Gold, Inc.	2,200	188,914
Southern Copper Corp.(x)	500	27,090
Steel Dynamics, Inc.	10,201	451,088
Tahoe Resources, Inc.	16,500	77,385
United States Steel Corp.	8,524	299,960

		4,901,525

Paper & Forest Products (0.0%)
Domtar Corp.	3,046	129,577

Total Materials		18,540,766

Real Estate (4.5%)
Equity Real Estate Investment Trusts (REITs) (4.3%)
Alexandria Real Estate Equities, Inc. (REIT)	5,042	629,695
American Campus Communities, Inc. (REIT)	7,200	278,064
American Homes 4 Rent (REIT), Class A	12,100	242,968
Apartment Investment & Management Co. (REIT), Class A	7,864	320,458
Apple Hospitality REIT, Inc. (REIT)	11,200	196,784
AvalonBay Communities, Inc. (REIT)	7,157	1,177,040
Boston Properties, Inc. (REIT)	6,729	829,147
Brandywine Realty Trust (REIT)	8,453	134,234
Brixmor Property Group, Inc. (REIT)	16,300	248,575
Camden Property Trust (REIT)	4,688	394,636
Colony NorthStar, Inc. (REIT), Class A(x)	28,693	161,255
Columbia Property Trust, Inc. (REIT)	6,900	141,174
CoreCivic, Inc. (REIT)	6,534	127,544
Corporate Office Properties Trust (REIT)	5,267	136,047
CubeSmart (REIT)	3,100	87,420
CyrusOne, Inc. (REIT)	500	25,605
DCT Industrial Trust, Inc. (REIT)	5,000	281,700
DDR Corp. (REIT)	17,912	131,295
Digital Realty Trust, Inc. (REIT)	2,600	273,988
Douglas Emmett, Inc. (REIT)	1,449	53,265
Duke Realty Corp. (REIT)	19,302	511,117
Empire State Realty Trust, Inc. (REIT), Class A	6,800	114,172

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EPR Properties (REIT)	3,500	$193,900
Equity Commonwealth (REIT)*	6,717	206,010
Equity Residential (REIT)	19,009	1,171,335
Essex Property Trust, Inc. (REIT)	3,480	837,566
Extra Space Storage, Inc. (REIT)	1,000	87,360
Federal Realty Investment Trust (REIT)	2,400	278,664
Forest City Realty Trust, Inc. (REIT), Class A	12,360	250,414
Gaming and Leisure Properties, Inc. (REIT)	7,100	237,637
GGP, Inc. (REIT)	32,559	666,157
HCP, Inc. (REIT)	25,091	582,864
Healthcare Trust of America, Inc. (REIT), Class A	10,450	276,403
Highwoods Properties, Inc. (REIT)	5,300	232,246
Hospitality Properties Trust (REIT)	8,891	225,298
Host Hotels & Resorts, Inc. (REIT)	38,990	726,774
Hudson Pacific Properties, Inc. (REIT)	7,500	243,975
Invitation Homes, Inc. (REIT)	15,500	353,865
Iron Mountain, Inc. (REIT)	1,800	59,148
JBG SMITH Properties (REIT)	4,578	154,324
Kilroy Realty Corp. (REIT)	5,100	361,896
Kimco Realty Corp. (REIT)	20,433	294,235
Lamar Advertising Co. (REIT), Class A	500	31,830
Liberty Property Trust (REIT)	8,022	318,714
Life Storage, Inc. (REIT)	2,400	200,448
Macerich Co. (The) (REIT)	7,270	407,265
Medical Properties Trust, Inc. (REIT)	19,300	250,900
Mid-America Apartment Communities, Inc. (REIT)	5,759	525,451
National Retail Properties, Inc. (REIT)	8,200	321,932
Omega Healthcare Investors, Inc. (REIT)(x)	10,400	281,216
Outfront Media, Inc. (REIT)	5,731	107,399
Paramount Group, Inc. (REIT)	10,000	142,400
Park Hotels & Resorts, Inc. (REIT)	9,357	252,826
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,030	141,248
Prologis, Inc. (REIT)	27,786	1,750,240
Rayonier, Inc. (REIT)	6,400	225,152
Realty Income Corp. (REIT)	14,526	751,430
Regency Centers Corp. (REIT)	7,975	470,366
Retail Properties of America, Inc. (REIT), Class A	13,200	153,912
Senior Housing Properties Trust (REIT)	11,479	179,761
Simon Property Group, Inc. (REIT)	1,600	246,960
SL Green Realty Corp. (REIT)	4,970	481,245
Spirit Realty Capital, Inc. (REIT)	22,400	173,824
STORE Capital Corp. (REIT)	7,800	193,596
Sun Communities, Inc. (REIT)	4,200	383,754
Tanger Factory Outlet Centers, Inc. (REIT)(x)	4,700	103,400
Taubman Centers, Inc. (REIT)	1,601	91,113
UDR, Inc. (REIT)	14,112	502,669
Uniti Group, Inc. (REIT)(x)	8,842	143,683
Ventas, Inc. (REIT)	18,936	937,900
VEREIT, Inc. (REIT)	49,400	343,824
VICI Properties, Inc. (REIT)	11,700	214,344
Vornado Realty Trust (REIT)	9,156	616,199
Weingarten Realty Investors (REIT)	6,502	182,576
Welltower, Inc. (REIT)	19,070	1,037,980
Weyerhaeuser Co. (REIT)	39,271	1,374,485
WP Carey, Inc. (REIT)	5,700	353,343

		27,829,639

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	8,800	415,536
Howard Hughes Corp. (The)*	1,947	270,886
Jones Lang LaSalle, Inc.	2,300	401,672
Realogy Holdings Corp.(x)	6,300	171,864

		1,259,958

Total Real Estate		29,089,597

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	323,562	11,534,985
CenturyLink, Inc.	50,679	832,656
Verizon Communications, Inc.	107,700	5,150,214

		17,517,855

Wireless Telecommunication Services (0.1%)
Sprint Corp.(x)*	33,511	163,534
Telephone & Data Systems, Inc.	5,246	147,045
T-Mobile US, Inc.*	6,000	366,241
United States Cellular Corp.*	771	30,986

		707,806

Total Telecommunication Services		18,225,661

Utilities (5.8%)
Electric Utilities (3.4%)
Alliant Energy Corp.	11,786	481,576
American Electric Power Co., Inc.	25,854	1,773,326
Avangrid, Inc.	3,200	163,584
Duke Energy Corp.	36,993	2,865,847
Edison International	16,476	1,048,862
Entergy Corp.	9,569	753,846
Eversource Energy	16,467	970,236
Exelon Corp.	50,553	1,972,073
FirstEnergy Corp.	22,963	780,972
Great Plains Energy, Inc.	10,935	347,624
Hawaiian Electric Industries, Inc.	5,204	178,914
NextEra Energy, Inc.	24,684	4,031,637
OGE Energy Corp.	10,684	350,115
PG&E Corp.	27,309	1,199,684
Pinnacle West Capital Corp.	5,951	474,890
PPL Corp.	35,574	1,006,388
Southern Co. (The)	52,596	2,348,936
Westar Energy, Inc.	7,528	395,898
Xcel Energy, Inc.	26,419	1,201,536

		22,345,944

Gas Utilities (0.2%)
Atmos Energy Corp.	5,227	440,322
National Fuel Gas Co.	4,044	208,064
UGI Corp.	8,837	392,540

		1,040,926

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	33,686	383,010
NRG Energy, Inc.	12,794	390,601
Vistra Energy Corp.*	12,900	268,707

		1,042,318

Multi-Utilities (1.8%)
Ameren Corp.	12,925	731,943
CenterPoint Energy, Inc.	22,982	629,707
CMS Energy Corp.	14,870	673,462
Consolidated Edison, Inc.	16,377	1,276,423
Dominion Energy, Inc.	33,821	2,280,550
DTE Energy Co.	9,501	991,904
MDU Resources Group, Inc.	9,146	257,551

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
NiSource, Inc.	17,272	$412,974
Public Service Enterprise Group, Inc.	26,358	1,324,226
SCANA Corp.	7,194	270,135
Sempra Energy	13,059	1,452,422
Vectren Corp.	4,614	294,927
WEC Energy Group, Inc.	16,386	1,027,402

		11,623,626

Water Utilities (0.2%)
American Water Works Co., Inc.	9,483	778,839
Aqua America, Inc.	8,971	305,552

		1,084,391

Total Utilities		37,137,205

Total Common Stocks (98.6%) (Cost $457,909,652)		635,798,357

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $500,071, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $510,421.(xx)	$500,000	500,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $500,071, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $510,421.(xx)	500,000	500,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $500,075, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $510,026.(xx)	500,000	500,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $1,000,161, collateralized by various Common Stocks; total market value $1,100,002.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $400,058, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $408,020.(xx)	400,000	400,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $440,323, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $449,066.(xx)	440,260	440,260
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $100,016, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $102,052.(xx)	100,000	100,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $600,093, collateralized by various Common Stocks; total market value $667,390.(xx)	600,000	600,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $600,093, collateralized by various Common Stocks; total market value $667,390.(xx)	600,000	600,000

Total Repurchase Agreements		4,640,260

U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills
1.61%, 6/7/18#(p)	535,000	533,374

Total Short-Term Investments (0.8%) (Cost $5,173,775)		5,173,634

Total Investments in Securities (99.4%) (Cost $463,083,427)		640,971,991
Other Assets Less Liabilities (0.6%)		3,997,971

Net Assets (100%)		$644,969,962

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $533,374.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $4,577,559. This was secured by cash collateral of $4,640,260 which was subsequently invested in joint repurchase agreements with a total value of $4,640,260, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $38,872 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
State Street Corp.	18,628	1,847,562	—	(31,630)	20,430	21,408	1,857,770	7,824	—

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	67	6/2018	USD	8,854,050	(489,420)
S&P Midcap 400 E-Mini Index	2	6/2018	USD	376,620	(14,387)

					(503,807)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$42,875,112	$—	$—	$42,875,112
Consumer Staples	51,593,556	—	—	51,593,556
Energy	68,073,584	—	—	68,073,584
Financials	172,305,397	—	—	172,305,397
Health Care	86,792,219	—	—	86,792,219
Industrials	52,289,841	—	—	52,289,841
Information Technology	58,875,419	—	—	58,875,419
Materials	18,540,766	—	—	18,540,766
Real Estate	29,089,597	—	—	29,089,597
Telecommunication Services	18,225,661	—	—	18,225,661
Utilities	37,137,205	—	—	37,137,205
Short-Term Investments
Repurchase Agreements	—	4,640,260	—	4,640,260
U.S. Treasury Obligations	—	533,374	—	533,374

Total Assets	$635,798,357	$5,173,634	$—	$640,971,991

Liabilities:
Futures	$(503,807)	$—	$—	$(503,807)

Total Liabilities	$(503,807)	$—	$—	$(503,807)

Total	$635,294,550	$5,173,634	$—	$640,468,184

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,043,413
Aggregate gross unrealized depreciation	(33,917,633)

Net unrealized appreciation	$174,125,780

Federal income tax cost of investments in securities and derivative instruments, if applicable	$466,342,404

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.9%)
Brambles Ltd.	1,536,818	$11,827,597
Caltex Australia Ltd.	261,561	6,351,462
Oil Search Ltd.	1,370,051	7,570,473

		25,749,532

Brazil (0.6%)
Ambev SA (ADR)	1,157,850	8,417,569

Canada (3.7%)
Canadian National Railway Co.	389,947	28,516,824
Element Fleet Management Corp.	665,780	2,144,594
Ritchie Bros Auctioneers, Inc.	278,025	8,739,871
Suncor Energy, Inc.	327,327	11,303,433

		50,704,722

China (5.7%)
Alibaba Group Holding Ltd. (ADR)*	195,251	35,836,369
Baidu, Inc. (ADR)*	82,297	18,367,867
China Resources Beer Holdings Co. Ltd.	2,220,000	9,707,968
China Resources Gas Group Ltd.	2,092,000	7,306,512
Yum China Holdings, Inc.	175,238	7,272,377

		78,491,093

Denmark (0.8%)
Novo Nordisk A/S, Class B	233,978	11,512,751

France (18.7%)
Air Liquide SA	158,033	19,377,927
Danone SA	322,608	26,129,476
Dassault Systemes SE	109,868	14,945,459
Essilor International Cie Generale d’Optique SA	188,704	25,472,953
Kering SA	52,178	25,019,089
Legrand SA	98,124	7,701,301
L’Oreal SA	153,068	34,579,289
LVMH Moet Hennessy Louis Vuitton SE	108,350	33,413,951
Pernod Ricard SA	231,134	38,503,330
Publicis Groupe SA	143,874	10,024,357
Schneider Electric SE	268,808	23,644,584

		258,811,716

Germany (10.0%)
Bayer AG (Registered)	225,493	25,497,196
Brenntag AG	196,894	11,717,422
Fresenius Medical Care AG & Co. KGaA	186,956	19,089,388
GEA Group AG	269,161	11,450,572
Linde AG*	93,069	19,592,680
SAP SE	357,835	37,446,023
Symrise AG	164,292	13,228,845

		138,022,126

Hong Kong (3.0%)
AIA Group Ltd.	4,799,769	40,975,020

India (2.9%)
Adani Ports & Special Economic Zone Ltd.	471,128	2,568,275
HDFC Bank Ltd.	867,195	25,663,165
ITC Ltd.	2,898,126	11,442,684

		39,674,124

Ireland (0.8%)
Paddy Power Betfair plc	107,863	11,058,367

Israel (1.6%)
Mellanox Technologies Ltd.*	64,828	4,722,720
Nice Ltd. (ADR)*	189,119	17,763,947

		22,486,667

Italy (0.9%)
Prysmian SpA	380,706	11,977,835

Japan (8.7%)
AEON Financial Service Co. Ltd.	504,600	11,594,822
Bandai Namco Holdings, Inc.	158,800	5,215,977
Japan Tobacco, Inc.	333,000	9,595,207
Kao Corp.	186,600	13,996,096
Obic Co. Ltd.	160,600	13,357,549
SoftBank Group Corp.	174,200	13,015,272
Sundrug Co. Ltd.	360,800	16,665,871
Terumo Corp.	443,000	23,273,060
TOTO Ltd.	255,800	13,486,565

		120,200,419

Mexico (1.0%)
Grupo Financiero Banorte SAB de CV, Class O	1,688,711	10,322,687
Grupo Financiero Inbursa SAB de CV, Class O	1,718,715	2,844,672

		13,167,359

Netherlands (1.8%)
Akzo Nobel NV	261,676	24,738,114

Peru (0.6%)
Credicorp Ltd.	39,037	8,862,960

Singapore (1.3%)
DBS Group Holdings Ltd.	845,700	17,839,984

South Korea (0.4%)
NAVER Corp.	7,993	5,939,071

Spain (1.7%)
Amadeus IT Group SA	324,304	23,974,955

Sweden (0.6%)
Telefonaktiebolaget LM Ericsson, Class B	1,365,358	8,664,400

Switzerland (11.5%)
Julius Baer Group Ltd.*	197,311	12,149,426
Nestle SA (Registered)	610,056	48,295,930
Novartis AG (Registered)	368,716	29,829,880
Roche Holding AG	172,859	39,646,920
Sika AG	1,006	7,885,226
UBS Group AG (Registered)*	1,197,194	21,080,416

		158,887,798

Taiwan (3.7%)
MediaTek, Inc.	646,000	7,533,011
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,008,851	44,147,320

		51,680,331

United Kingdom (12.5%)
Burberry Group plc	484,289	11,532,933
Compass Group plc	817,122	16,697,220
Croda International plc	194,543	12,484,083
Diageo plc	750,958	25,404,964
Experian plc	667,719	14,424,033
HSBC Holdings plc	1,512,582	14,139,400
Intertek Group plc	206,935	13,544,928
Reckitt Benckiser Group plc	300,443	25,459,204
Rolls-Royce Holdings plc*	1,114,557	13,651,465
Whitbread plc	252,425	13,138,542
WPP plc	830,308	13,196,912

		173,673,684

United States (4.7%)
Accenture plc, Class A	254,233	39,024,766
Mettler-Toledo International, Inc.*	24,662	14,181,390

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
QIAGEN NV*	382,637	$12,360,877

		65,567,033

Total Investments in Securities (99.1%) (Cost $890,883,376)		1,371,077,630
Other Assets Less Liabilities (0.9%)		13,011,181

Net Assets (100%)		$1,384,088,811

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EUR — European Currency Unit

USD — United States Dollar

Sector Weightings as of March 31, 2018	Market Value	% of Net Assets
Information Technology	$271,723,457	19.7%
Consumer Staples	268,197,588	19.4
Health Care	200,864,415	14.5
Industrials	173,251,272	12.5
Financials	167,617,146	12.1
Consumer Discretionary	146,569,725	10.6
Materials	97,306,875	7.0
Energy	25,225,368	1.8
Telecommunication Services	13,015,272	1.0
Utilities	7,306,512	0.5
Cash and Other	13,011,181	0.9

		100.0%

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	635,267	EUR	516,801	BNP Paribas	4/4/2018	(674)

Net unrealized depreciation						(674)

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$7,272,377	$139,297,348	$—	$146,569,725
Consumer Staples	8,417,569	259,780,019	—	268,197,588
Energy	11,303,433	13,921,935	—	25,225,368
Financials	24,174,913	143,442,233	—	167,617,146
Health Care	14,181,390	186,683,025	—	200,864,415
Industrials	37,256,695	135,994,577	—	173,251,272
Information Technology	159,862,989	111,860,468	—	271,723,457
Materials	—	97,306,875	—	97,306,875
Telecommunication Services	—	13,015,272	—	13,015,272
Utilities	—	7,306,512	—	7,306,512

Total Assets	$262,469,366	$1,108,608,264	$—	$1,371,077,630

Liabilities:
Forward Currency Contracts	$—	$(674)	$—	$(674)

Total Liabilities	$—	$(674)	$—	$(674)

Total	$262,469,366	$1,108,607,590	$—	$1,371,076,956

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$507,025,192
Aggregate gross unrealized depreciation	(30,907,591)

Net unrealized appreciation	$476,117,601

Federal income tax cost of investments in securities and derivative instruments, if applicable	$894,959,355

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.9%)
Auto Components (0.9%)
Cooper Tire & Rubber Co.	57,600	$1,687,680
Dana, Inc.	162,700	4,191,152
Delphi Technologies plc	100,700	4,798,355
Gentex Corp.	308,317	7,097,457

		17,774,644

Automobiles (0.3%)
Thor Industries, Inc.	55,630	6,406,907

Distributors (0.3%)
Pool Corp.	45,852	6,704,479

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	68,115	3,238,868
Graham Holdings Co., Class B	5,200	3,131,700
Service Corp. International	207,987	7,849,429
Sotheby’s*	42,534	2,182,420

		16,402,417

Hotels, Restaurants & Leisure (3.0%)
Boyd Gaming Corp.	91,700	2,921,562
Brinker International, Inc.(x)	52,603	1,898,968
Cheesecake Factory, Inc. (The)(x)	48,728	2,349,664
Churchill Downs, Inc.	12,673	3,092,846
Cracker Barrel Old Country Store, Inc.(x)	26,900	4,282,480
Domino’s Pizza, Inc.	49,518	11,565,425
Dunkin’ Brands Group, Inc.(x)	93,046	5,553,916
ILG, Inc.	118,900	3,698,979
International Speedway Corp., Class A	27,581	1,216,322
Jack in the Box, Inc.	33,613	2,868,197
Papa John’s International, Inc.(x)	27,941	1,601,019
Scientific Games Corp., Class A*	59,000	2,454,400
Six Flags Entertainment Corp.	89,281	5,558,636
Texas Roadhouse, Inc.	74,300	4,293,054
Wendy’s Co. (The)	203,971	3,579,691

		56,935,159

Household Durables (1.6%)
Helen of Troy Ltd.*	30,500	2,653,500
KB Home	94,170	2,679,137
NVR, Inc.*	3,860	10,808,000
Tempur Sealy International, Inc.(x)*	51,710	2,341,946
Toll Brothers, Inc.	161,853	7,000,142
TRI Pointe Group, Inc.*	169,400	2,783,242
Tupperware Brands Corp.	57,355	2,774,835

		31,040,802

Leisure Products (0.7%)
Brunswick Corp.	99,435	5,905,445
Polaris Industries, Inc.(x)	66,510	7,616,725

		13,522,170

Media (1.5%)
AMC Networks, Inc., Class A*	55,559	2,872,400
Cable One, Inc.	5,200	3,572,972
Cinemark Holdings, Inc.	118,604	4,467,813
John Wiley & Sons, Inc., Class A	50,040	3,187,548
Live Nation Entertainment, Inc.*	151,900	6,401,066
Meredith Corp.(x)	45,214	2,432,513
New York Times Co. (The), Class A	145,636	3,509,828
TEGNA, Inc.	241,000	2,744,990

		29,189,130

Multiline Retail (0.2%)
Big Lots, Inc.(x)	46,825	2,038,292
Dillard’s, Inc., Class A(x)	23,600	1,896,024

		3,934,316

Specialty Retail (1.9%)
Aaron’s, Inc.	69,786	3,252,028
American Eagle Outfitters, Inc.	191,627	3,819,126
AutoNation, Inc.*	66,400	3,106,192
Bed Bath & Beyond, Inc.	160,800	3,375,192
Dick’s Sporting Goods, Inc.	92,786	3,252,149
GameStop Corp., Class A(x)	112,800	1,423,536
Michaels Cos., Inc. (The)*	126,056	2,484,564
Murphy USA, Inc.*	35,000	2,548,000
Office Depot, Inc.	583,900	1,255,385
Sally Beauty Holdings, Inc.*	138,900	2,284,905
Signet Jewelers Ltd.	69,000	2,657,880
Urban Outfitters, Inc.*	89,900	3,322,704
Williams-Sonoma, Inc.(x)	88,041	4,645,043

		37,426,704

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	53,020	5,519,382
Deckers Outdoor Corp.*	35,313	3,179,229
Skechers U.S.A., Inc., Class A*	154,100	5,992,949

		14,691,560

Total Consumer Discretionary		234,028,288

Consumer Staples (3.3%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	9,854	1,862,899

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	42,606	4,676,860
Sprouts Farmers Market, Inc.*	138,900	3,259,983
United Natural Foods, Inc.*	55,987	2,404,082

		10,340,925

Food Products (2.1%)
Flowers Foods, Inc.	210,696	4,605,815
Hain Celestial Group, Inc. (The)*	118,164	3,789,519
Ingredion, Inc.	81,409	10,495,249
Lamb Weston Holdings, Inc.	165,500	9,635,410
Lancaster Colony Corp.	21,888	2,695,288
Post Holdings, Inc.*	73,654	5,580,027
Sanderson Farms, Inc.	22,500	2,677,950
Tootsie Roll Industries, Inc.(x)	22,614	665,972
TreeHouse Foods, Inc.*	64,200	2,456,934

		42,602,164

Household Products (0.2%)
Energizer Holdings, Inc.	66,688	3,973,271

Personal Products (0.4%)
Edgewell Personal Care Co.*	60,188	2,938,378
Nu Skin Enterprises, Inc., Class A	55,600	4,098,276

		7,036,654

Total Consumer Staples		65,815,913

Energy (4.2%)
Energy Equipment & Services (1.4%)
Core Laboratories NV(x)	49,500	5,356,890
Diamond Offshore Drilling, Inc.(x)*	73,649	1,079,694
Dril-Quip, Inc.*	42,485	1,903,328
Ensco plc, Class A(x)	490,900	2,155,051
Nabors Industries Ltd.	351,401	2,456,293
Oceaneering International, Inc.	112,524	2,086,195
Patterson-UTI Energy, Inc.	249,275	4,364,805
Rowan Cos. plc, Class A*	129,125	1,490,103
Superior Energy Services, Inc.*	171,816	1,448,409

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Transocean Ltd.(x)*	495,500	$4,905,450

		27,246,218

Oil, Gas & Consumable Fuels (2.8%)
Callon Petroleum Co.*	230,162	3,047,345
Chesapeake Energy Corp.(x)*	1,035,700	3,127,814
CNX Resources Corp.*	225,000	3,471,750
Energen Corp.*	110,380	6,938,486
Gulfport Energy Corp.*	185,000	1,785,250
HollyFrontier Corp.	199,574	9,751,185
Matador Resources Co.*	110,749	3,312,503
Murphy Oil Corp.	182,300	4,710,632
PBF Energy, Inc., Class A	125,883	4,267,434
QEP Resources, Inc.*	274,802	2,690,312
SM Energy Co.	113,562	2,047,523
Southwestern Energy Co.*	582,992	2,524,355
World Fuel Services Corp.	75,900	1,863,345
WPX Energy, Inc.*	452,100	6,682,038

		56,219,972

Total Energy		83,466,190

Financials (17.7%)
Banks (8.1%)
Associated Banc-Corp.	193,786	4,815,582
BancorpSouth Bank	94,789	3,014,290
Bank of Hawaii Corp.	47,678	3,962,042
Bank of the Ozarks, Inc.	137,600	6,641,952
Cathay General Bancorp	85,247	3,408,175
Chemical Financial Corp.	81,057	4,432,197
Commerce Bancshares, Inc.	106,630	6,388,203
Cullen/Frost Bankers, Inc.	65,746	6,973,678
East West Bancorp, Inc.	163,676	10,236,297
First Horizon National Corp.	370,900	6,984,047
FNB Corp.	367,460	4,942,337
Fulton Financial Corp.	196,637	3,490,307
Hancock Holding Co.	96,854	5,007,352
Home BancShares, Inc.	177,500	4,048,775
International Bancshares Corp.	60,652	2,359,363
MB Financial, Inc.	95,500	3,865,840
PacWest Bancorp	141,282	6,997,697
Pinnacle Financial Partners, Inc.	84,005	5,393,121
Prosperity Bancshares, Inc.	79,339	5,762,392
Signature Bank*	60,800	8,630,560
Sterling Bancorp	255,100	5,752,505
Synovus Financial Corp.	134,100	6,696,954
TCF Financial Corp.	191,042	4,357,668
Texas Capital Bancshares, Inc.*	56,368	5,067,483
Trustmark Corp.	76,263	2,376,355
UMB Financial Corp.	50,157	3,630,865
Umpqua Holdings Corp.	246,900	5,286,129
United Bankshares, Inc.(x)	117,588	4,144,977
Valley National Bancorp	301,100	3,751,706
Webster Financial Corp.	104,372	5,782,209
Wintrust Financial Corp.	63,870	5,496,014

		159,697,072

Capital Markets (4.1%)
Eaton Vance Corp.	136,222	7,583,479
Evercore, Inc., Class A	46,600	4,063,520
FactSet Research Systems, Inc.	43,920	8,758,526
Federated Investors, Inc., Class B	106,775	3,566,285
Interactive Brokers Group, Inc., Class A	81,164	5,457,467
Janus Henderson Group plc	204,449	6,765,217
Legg Mason, Inc.	96,000	3,902,400
MarketAxess Holdings, Inc.	42,600	9,262,944
MSCI, Inc.	101,397	15,155,810
SEI Investments Co.	147,952	11,083,084
Stifel Financial Corp.	81,600	4,833,168

		80,431,900

Consumer Finance (0.3%)
SLM Corp.*	492,555	5,521,542

Insurance (4.5%)
Alleghany Corp.	17,437	10,713,991
American Financial Group, Inc.	77,889	8,740,704
Aspen Insurance Holdings Ltd.	66,805	2,996,204
Brown & Brown, Inc.	259,282	6,596,134
CNO Financial Group, Inc.	186,584	4,043,275
First American Financial Corp.	125,624	7,371,616
Genworth Financial, Inc., Class A*	563,200	1,593,856
Hanover Insurance Group, Inc. (The)	47,614	5,613,214
Kemper Corp.	55,691	3,174,387
Mercury General Corp.	40,936	1,877,734
Old Republic International Corp.	284,487	6,102,246
Primerica, Inc.	49,700	4,801,020
Reinsurance Group of America, Inc.	72,899	11,226,447
RenaissanceRe Holdings Ltd.	45,402	6,288,631
WR Berkley Corp.	108,949	7,920,592

		89,060,051

Thrifts & Mortgage Finance (0.7%)
LendingTree, Inc.*	8,800	2,887,720
New York Community Bancorp, Inc.	556,245	7,247,872
Washington Federal, Inc.	97,933	3,388,482

		13,524,074

Total Financials		348,234,639

Health Care (8.0%)
Biotechnology (0.3%)
United Therapeutics Corp.*	48,458	5,444,741

Health Care Equipment & Supplies (3.9%)
ABIOMED, Inc.*	47,373	13,785,068
Cantel Medical Corp.	40,400	4,500,964
Globus Medical, Inc., Class A*	82,455	4,107,908
Halyard Health, Inc.*	52,600	2,423,808
Hill-Rom Holdings, Inc.	74,609	6,490,983
ICU Medical, Inc.*	17,200	4,341,280
LivaNova plc*	49,441	4,375,529
Masimo Corp.*	54,027	4,751,675
NuVasive, Inc.*	57,200	2,986,412
STERIS plc	95,420	8,908,411
Teleflex, Inc.	50,972	12,996,841
West Pharmaceutical Services, Inc.	83,156	7,341,843

		77,010,722

Health Care Providers & Services (1.8%)
Acadia Healthcare Co., Inc.(x)*	91,700	3,592,806
Encompass Health Corp.	110,300	6,305,851
LifePoint Health, Inc.*	44,239	2,079,233
MEDNAX, Inc.*	106,560	5,927,933
Molina Healthcare, Inc.(x)*	52,300	4,245,714
Patterson Cos., Inc.	93,100	2,069,613
Tenet Healthcare Corp.*	90,700	2,199,475
WellCare Health Plans, Inc.*	50,408	9,760,501

		36,181,126

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	206,186	2,546,397
Medidata Solutions, Inc.*	67,299	4,227,050

		6,773,447

Life Sciences Tools & Services (1.0%)
Bio-Rad Laboratories, Inc., Class A*	22,684	5,672,815
Bio-Techne Corp.	42,009	6,345,039
Charles River Laboratories International, Inc.*	53,150	5,673,231

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Syneos Health, Inc.*	63,300	$2,247,150

		19,938,235

Pharmaceuticals (0.7%)
Akorn, Inc.*	105,000	1,964,550
Catalent, Inc.*	151,400	6,216,484
Endo International plc*	228,714	1,358,561
Mallinckrodt plc(x)*	94,791	1,372,574
Prestige Brands Holdings, Inc.*	59,500	2,006,340

		12,918,509

Total Health Care		158,266,780

Industrials (15.4%)
Aerospace & Defense (1.5%)
Curtiss-Wright Corp.	50,100	6,767,007
Esterline Technologies Corp.*	29,961	2,191,647
KLX, Inc.*	56,350	4,004,231
Orbital ATK, Inc.	65,563	8,694,310
Teledyne Technologies, Inc.*	40,485	7,577,577

		29,234,772

Airlines (0.4%)
JetBlue Airways Corp.*	365,156	7,419,970

Building Products (0.4%)
Lennox International, Inc.	42,564	8,698,805

Commercial Services & Supplies (2.1%)
Brink’s Co. (The)	56,700	4,045,545
Clean Harbors, Inc.*	58,416	2,851,285
Copart, Inc.*	227,655	11,594,469
Deluxe Corp.	54,145	4,007,271
Healthcare Services Group, Inc.	82,100	3,569,708
Herman Miller, Inc.	67,066	2,142,759
HNI Corp.	49,148	1,773,751
MSA Safety, Inc.	38,177	3,177,853
Pitney Bowes, Inc.	209,600	2,282,544
Rollins, Inc.	107,730	5,497,462

		40,942,647

Construction & Engineering (1.2%)
AECOM*	178,701	6,367,116
Dycom Industries, Inc.*	35,500	3,820,865
EMCOR Group, Inc.	66,000	5,143,380
Granite Construction, Inc.	44,693	2,496,551
KBR, Inc.	157,061	2,542,818
Valmont Industries, Inc.	25,860	3,783,318

		24,154,048

Electrical Equipment (0.7%)
EnerSys	47,300	3,281,201
Hubbell, Inc.	61,507	7,490,323
Regal Beloit Corp.	49,729	3,647,622

		14,419,146

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	69,434	7,249,604

Machinery (5.1%)
AGCO Corp.	73,998	4,798,770
Crane Co.	57,210	5,305,655
Donaldson Co., Inc.	147,199	6,631,315
Graco, Inc.	190,523	8,710,712
IDEX Corp.	86,498	12,326,831
ITT, Inc.	99,997	4,897,853
Kennametal, Inc.	92,812	3,727,330
Lincoln Electric Holdings, Inc.	69,271	6,230,926
Nordson Corp.	57,483	7,837,232
Oshkosh Corp.	83,821	6,476,849
Terex Corp.	85,852	3,211,723
Timken Co. (The)	76,675	3,496,380
Toro Co. (The)	120,700	7,537,715
Trinity Industries, Inc.	170,129	5,551,309
Wabtec Corp.(x)	97,006	7,896,288
Woodward, Inc.	61,885	4,434,679

		99,071,567

Marine (0.2%)
Kirby Corp.*	61,077	4,699,875

Professional Services (0.7%)
Dun & Bradstreet Corp. (The)	41,500	4,855,500
ManpowerGroup, Inc.	75,016	8,634,342

		13,489,842

Road & Rail (1.9%)
Avis Budget Group, Inc.(x)*	81,000	3,794,040
Genesee & Wyoming, Inc., Class A*	70,347	4,979,864
Knight-Swift Transportation Holdings, Inc.	145,616	6,699,792
Landstar System, Inc.	47,667	5,226,687
Old Dominion Freight Line, Inc.	77,400	11,375,478
Ryder System, Inc.	59,400	4,323,726
Werner Enterprises, Inc.	50,984	1,860,916

		38,260,503

Trading Companies & Distributors (0.8%)
GATX Corp.(x)	42,419	2,905,277
MSC Industrial Direct Co., Inc., Class A	51,254	4,700,504
NOW, Inc.(x)*	120,600	1,232,532
Watsco, Inc.	36,323	6,573,374

		15,411,687

Total Industrials		303,052,466

Information Technology (17.3%)
Communications Equipment (1.1%)
ARRIS International plc*	195,200	5,186,463
Ciena Corp.*	164,083	4,249,750
InterDigital, Inc.	39,436	2,902,490
NetScout Systems, Inc.*	98,300	2,590,205
Plantronics, Inc.	37,805	2,282,288
ViaSat, Inc.(x)*	62,300	4,094,356

		21,305,552

Electronic Equipment, Instruments & Components (4.6%)
Arrow Electronics, Inc.*	99,540	7,666,571
Avnet, Inc.	134,678	5,624,153
Belden, Inc.	47,400	3,267,756
Cognex Corp.	196,091	10,194,771
Coherent, Inc.*	28,200	5,284,680
Jabil, Inc.	198,000	5,688,540
Keysight Technologies, Inc.*	213,900	11,206,220
Knowles Corp.*	100,400	1,264,036
Littelfuse, Inc.	28,189	5,868,386
National Instruments Corp.	121,529	6,145,722
SYNNEX Corp.	33,100	3,919,040
Tech Data Corp.*	39,568	3,368,424
Trimble, Inc.*	279,386	10,024,370
VeriFone Systems, Inc.*	125,162	1,924,992
Vishay Intertechnology, Inc.	148,020	2,753,172
Zebra Technologies Corp., Class A*	59,844	8,329,686

		92,530,519

Internet Software & Services (0.7%)
Cars.com, Inc.*	80,600	2,283,398
j2 Global, Inc.	55,800	4,403,736
LogMeIn, Inc.	58,900	6,805,895

		13,493,029

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (3.8%)
Acxiom Corp.*	90,264	$2,049,895
Broadridge Financial Solutions, Inc.	131,388	14,411,950
Convergys Corp.	104,664	2,367,500
CoreLogic, Inc.*	91,524	4,139,631
DST Systems, Inc.	67,085	5,611,660
Jack Henry & Associates, Inc.	87,407	10,571,877
Leidos Holdings, Inc.	161,050	10,532,670
MAXIMUS, Inc.	73,100	4,878,694
Sabre Corp.	254,267	5,454,027
Science Applications International Corp.	48,018	3,783,818
Teradata Corp.*	138,575	5,497,270
WEX, Inc.*	45,187	7,077,188

		76,376,180

Semiconductors & Semiconductor Equipment (3.4%)
Cirrus Logic, Inc.*	71,500	2,905,045
Cree, Inc.*	110,352	4,448,289
Cypress Semiconductor Corp.	402,900	6,833,184
First Solar, Inc.*	92,300	6,551,454
Integrated Device Technology, Inc.*	149,441	4,566,917
Microsemi Corp.*	132,210	8,556,631
MKS Instruments, Inc.	61,500	7,112,475
Monolithic Power Systems, Inc.	44,000	5,093,880
Silicon Laboratories, Inc.*	47,750	4,292,725
Synaptics, Inc.*	38,200	1,746,886
Teradyne, Inc.	219,900	10,051,629
Versum Materials, Inc.	122,000	4,590,860

		66,749,975

Software (3.3%)
ACI Worldwide, Inc.*	130,913	3,105,256
Blackbaud, Inc.	54,000	5,497,740
CDK Global, Inc.	143,177	9,068,832
CommVault Systems, Inc.*	47,313	2,706,304
Fair Isaac Corp.*	34,177	5,788,558
Fortinet, Inc.*	163,580	8,764,616
Manhattan Associates, Inc.*	77,400	3,241,512
PTC, Inc.*	130,947	10,215,176
Tyler Technologies, Inc.*	39,600	8,354,016
Ultimate Software Group, Inc. (The)(x)*	32,600	7,944,620

		64,686,630

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp.(x)*	127,820	1,481,434
Diebold Nixdorf, Inc.(x)	86,218	1,327,757
NCR Corp.*	132,430	4,174,194

		6,983,385

Total Information Technology		342,125,270

Materials (7.0%)
Chemicals (2.8%)
Ashland Global Holdings, Inc.	70,707	4,934,642
Cabot Corp.	69,545	3,875,047
Chemours Co. (The)	209,600	10,209,616
Minerals Technologies, Inc.	39,689	2,657,179
NewMarket Corp.	10,454	4,199,163
Olin Corp.	188,482	5,727,968
PolyOne Corp.	91,985	3,911,202
RPM International, Inc.	151,632	7,228,297
Scotts Miracle-Gro Co. (The)	44,565	3,821,449
Sensient Technologies Corp.	48,802	3,444,445
Valvoline, Inc.	225,702	4,994,785

		55,003,793

Construction Materials (0.3%)
Eagle Materials, Inc.	54,554	5,621,790

Containers & Packaging (1.2%)
AptarGroup, Inc.	69,780	6,268,337
Bemis Co., Inc.	101,900	4,434,688
Greif, Inc., Class A	29,401	1,536,202
Owens-Illinois, Inc.*	183,400	3,972,444
Silgan Holdings, Inc.	83,042	2,312,720
Sonoco Products Co.	111,612	5,413,182

		23,937,573

Metals & Mining (2.3%)
Allegheny Technologies, Inc.*	142,956	3,385,198
Carpenter Technology Corp.	53,473	2,359,229
Commercial Metals Co.	132,863	2,718,377
Compass Minerals International, Inc.(x)	37,969	2,289,531
Reliance Steel & Aluminum Co.	82,631	7,084,782
Royal Gold, Inc.	73,405	6,303,287
Steel Dynamics, Inc.	265,794	11,753,411
United States Steel Corp.	199,600	7,023,924
Worthington Industries, Inc.	50,210	2,155,013

		45,072,752

Paper & Forest Products (0.4%)
Domtar Corp.	70,530	3,000,346
Louisiana-Pacific Corp.	162,666	4,679,901

		7,680,247

Total Materials		137,316,155

Real Estate (8.7%)
Equity Real Estate Investment Trusts (REITs) (8.2%)
Alexander & Baldwin, Inc. (REIT)	77,367	1,789,499
American Campus Communities, Inc. (REIT)	153,166	5,915,271
Camden Property Trust (REIT)	105,089	8,846,392
CoreCivic, Inc. (REIT)	132,831	2,592,861
CoreSite Realty Corp. (REIT)	38,400	3,849,984
Corporate Office Properties Trust (REIT)	115,402	2,980,834
Cousins Properties, Inc. (REIT)	477,660	4,146,089
CyrusOne, Inc. (REIT)	109,162	5,590,186
DCT Industrial Trust, Inc. (REIT)	106,438	5,996,717
Douglas Emmett, Inc. (REIT)	180,600	6,638,856
Education Realty Trust, Inc. (REIT)	86,414	2,830,059
EPR Properties (REIT)	73,500	4,071,900
First Industrial Realty Trust, Inc. (REIT)	134,600	3,934,358
GEO Group, Inc. (The) (REIT)	141,315	2,892,718
Healthcare Realty Trust, Inc. (REIT)	142,055	3,936,344
Highwoods Properties, Inc. (REIT)	117,374	5,143,329
Hospitality Properties Trust (REIT)	186,498	4,725,859
JBG SMITH Properties (REIT)	104,500	3,522,695
Kilroy Realty Corp. (REIT)	111,990	7,946,810
Lamar Advertising Co. (REIT), Class A	94,211	5,997,472
LaSalle Hotel Properties (REIT)	128,912	3,739,737
Liberty Property Trust (REIT)	167,129	6,640,035
Life Storage, Inc. (REIT)	52,300	4,368,096
Mack-Cali Realty Corp. (REIT)	100,848	1,685,170
Medical Properties Trust, Inc. (REIT)	413,100	5,370,300
National Retail Properties, Inc. (REIT)	174,662	6,857,230
Omega Healthcare Investors, Inc. (REIT)(x)	225,508	6,097,736
PotlatchDeltic Corp. (REIT)	66,948	3,484,643
Quality Care Properties, Inc. (REIT)*	107,008	2,079,165
Rayonier, Inc. (REIT)	144,585	5,086,500
Sabra Health Care REIT, Inc. (REIT)	200,899	3,545,867

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Senior Housing Properties Trust (REIT)	266,875	$4,179,263
Tanger Factory Outlet Centers, Inc. (REIT)(x)	106,500	2,343,000
Taubman Centers, Inc. (REIT)	69,323	3,945,172
Uniti Group, Inc. (REIT)(x)	187,802	3,051,783
Urban Edge Properties (REIT)	119,890	2,559,652
Washington Prime Group, Inc. (REIT)(x)	208,589	1,391,289
Weingarten Realty Investors (REIT)	134,557	3,778,361

		163,551,232

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.	51,482	8,990,816

Total Real Estate		172,542,048

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	102,985	2,886,670

Total Telecommunication Services		2,886,670

Utilities (5.4%)
Electric Utilities (2.1%)
ALLETE, Inc.	56,900	4,111,025
Great Plains Energy, Inc.	244,717	7,779,553
Hawaiian Electric Industries, Inc.	122,063	4,196,526
IDACORP, Inc.	57,209	5,049,838
OGE Energy Corp.	226,649	7,427,288
PNM Resources, Inc.	89,415	3,420,124
Westar Energy, Inc.	161,382	8,487,080

		40,471,434

Gas Utilities (2.1%)
Atmos Energy Corp.	125,433	10,566,475
National Fuel Gas Co.	96,070	4,942,802
New Jersey Resources Corp.	99,600	3,993,960
ONE Gas, Inc.	59,500	3,928,190
Southwest Gas Holdings, Inc.*	53,700	3,631,731
UGI Corp.	196,255	8,717,647
WGL Holdings, Inc.	57,620	4,819,913

		40,600,718

Multi-Utilities (0.9%)
Black Hills Corp.	60,062	3,261,367
MDU Resources Group, Inc.	221,810	6,246,169
NorthWestern Corp.	56,300	3,028,940
Vectren Corp.	94,306	6,028,040

		18,564,516

Water Utilities (0.3%)
Aqua America, Inc.	201,757	6,871,843

Total Utilities		106,508,511

Total Common Stocks (99.0%) (Cost $1,249,484,839)		1,954,242,930

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.0%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,000,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $2,040,001.(xx)	$2,000,000	2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $6,500,921, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $6,635,472.(xx)	6,500,000	6,500,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $7,000,992, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $7,145,893.(xx)	7,000,000	7,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,150,305, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,194,810.(xx)	2,150,000	2,150,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $5,300,795, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $5,406,271.(xx)	5,300,000	5,300,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $5,001,500, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $5,100,261.(xx)	5,000,000	5,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $4,200,613, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $4,284,214.(xx)	4,200,000	4,200,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $4,137,803, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $4,219,964.(xx)	$4,137,214	$4,137,214
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $1,400,222, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $1,428,723.(xx)	1,400,000	1,400,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $5,300,817, collateralized by various Common Stocks; total market value $5,895,281.(xx)	5,300,000	5,300,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $6,400,987, collateralized by various Common Stocks; total market value $7,118,830.(xx)	6,400,000	6,400,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,000,308, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $7,002,559, collateralized by various Common Stocks; total market value $7,786,220.(xx)	7,000,000	7,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $6,001,450, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $6,120,116.(xx)	6,000,000	6,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,849,383, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $2,905,989.(xx)	2,848,955	2,848,955
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $10,003,306, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $10,200,000.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		77,236,169

U.S. Treasury Obligations (0.0%)
U.S. Treasury Bills
1.61%, 6/7/18#(p)	875,000	872,341

Total Short-Term Investments (4.0%) (Cost $78,108,779)		78,108,510

Total Investments in Securities (103.0%) (Cost $1,327,593,618)		2,032,351,440
Other Assets Less Liabilities (-3.0%)		(59,934,790)

Net Assets (100%)		$1,972,416,650

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $872,341.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $78,071,660. This was secured by cash collateral of $77,236,169 which was subsequently invested in joint repurchase agreements with a total value of $77,236,169, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,696,446 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	100	6/2018	USD	18,831,000	(719,325)

					(719,325)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$234,028,288	$—	$—	$234,028,288
Consumer Staples	65,815,913	—	—	65,815,913
Energy	83,466,190	—	—	83,466,190
Financials	348,234,639	—	—	348,234,639
Health Care	158,266,780	—	—	158,266,780
Industrials	303,052,466	—	—	303,052,466
Information Technology	342,125,270	—	—	342,125,270
Materials	137,316,155	—	—	137,316,155
Real Estate	172,542,048	—	—	172,542,048
Telecommunication Services	2,886,670	—	—	2,886,670
Utilities	106,508,511	—	—	106,508,511
Short-Term Investments
Repurchase Agreements	—	77,236,169	—	77,236,169
U.S. Treasury Obligations	—	872,341	—	872,341

Total Assets	$1,954,242,930	$78,108,510	$—	$2,032,351,440

Liabilities:
Futures	$(719,325)	$—	$—	$(719,325)

Total Liabilities	$(719,325)	$—	$—	$(719,325)

Total	$1,953,523,605	$78,108,510	$—	$2,031,632,115

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$806,759,275
Aggregate gross unrealized depreciation	(103,521,550)

Net unrealized appreciation	$703,237,725

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,328,394,390

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreement (7.3%)
Bank of Nova Scotia (The), 1.77%, dated 3/29/18, due 4/2/18, repurchase price 85,016,717, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 3/31/18-5/15/42; total market value $86,700,012	$85,000,000	$85,000,000

Total Repurchase Agreements		85,000,000

U.S. Government Agency Securities (54.2%)
FFCB
(ICE LIBOR USD 1 Month -0.17%), 1.48%, 4/30/18(k)	50,000,000	50,000,000
(Federal Reserve Bank Prime Loan Rate US - 3.07%), 1.68%, 2/20/19(k)	30,000,000	29,998,500
FHLB
1.42%, 4/2/18(o)(p)	125,000,000	124,995,083
1.34%, 4/4/18(o)(p)	55,000,000	54,993,858
1.42%, 4/11/18(o)(p)	94,500,000	94,462,883
1.44%, 4/25/18(o)(p)	50,000,000	49,952,033
(ICE LIBOR USD 1 Month -0.14%), 1.67%, 5/18/18(k)	25,000,000	25,000,000
1.69%, 6/6/18(o)(p)	53,000,000	52,836,759
(ICE LIBOR USD 1 Month -0.17%), 1.52%, 7/5/18(k)	50,000,000	50,000,000
(ICE LIBOR USD 1 Month -0.16%), 1.71%, 7/26/18(k)	50,000,000	50,000,000
(ICE LIBOR USD 1 Month -0.14%), 1.55%, 10/5/18(k)	50,000,000	50,000,000

Total U.S. Government Agency Securities		632,239,116

U.S. Treasury Obligations (38.4%)
U.S. Treasury Bills
1.41%, 5/31/18(p)	100,000,000	99,765,000
1.72%, 6/28/18(p)	100,000,000	99,580,777
1.79%, 8/16/18(p)	100,000,000	99,324,514
U.S. Treasury Notes
0.75%, 4/30/18	100,000,000	99,922,251
0.63%, 6/30/18	50,000,000	49,857,403

Total U.S. Treasury Obligations		448,449,945

Total Investments in Securities (99.9%) (Amortized Cost $1,165,689,061)		1,165,689,061
Other Assets Less Liabilities (0.1%)		1,040,855

Net Assets (100%)		$1,166,729,916

Federal Income Tax Cost of Investments		$1,165,689,061

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2018.

(p)	Yield to maturity.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Repurchase Agreement	$—	$85,000,000	$—	$85,000,000
U.S. Government Agency Securities	—	632,239,116	—	632,239,116
U.S. Treasury Obligations	—	448,449,945	—	448,449,945

Total Assets	$—	$1,165,689,061	$—	$1,165,689,061

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,165,689,061	$—	$1,165,689,061

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
China (2.3%)
Baidu, Inc. (ADR)*	8,080	$1,803,375
JD.com, Inc. (ADR)*	116,910	4,733,686

		6,537,061

Denmark (0.6%)
FLSmidth & Co. A/S*	28,735	1,857,280

France (9.5%)
Airbus SE	80,479	9,311,719
Kering SA	12,254	5,875,731
LVMH Moet Hennessy Louis Vuitton SE	26,941	8,308,309
Societe Generale SA	63,754	3,468,556

		26,964,315

Germany (8.8%)
Allianz SE (Registered)	22,888	5,172,561
Bayer AG (Registered)	28,419	3,213,425
Bayerische Motoren Werke AG (Preference)(q)	53,858	5,048,638
Linde AG*	12,465	2,624,104
SAP SE	56,310	5,892,620
Siemens AG (Registered)	24,541	3,130,209

		25,081,557

India (2.6%)
DLF Ltd.	1,697,431	5,282,247
ICICI Bank Ltd. (ADR)	242,822	2,148,975

		7,431,222

Italy (0.3%)
Brunello Cucinelli SpA	26,137	821,574

Japan (15.1%)
Capcom Co. Ltd.(x)	72,000	1,555,641
Dai-ichi Life Holdings, Inc.	181,863	3,320,040
FANUC Corp.	10,082	2,554,492
Keyence Corp.	9,878	6,130,756
Kyocera Corp.	48,640	2,744,557
Minebea Mitsumi, Inc.	62,000	1,323,847
Murata Manufacturing Co. Ltd.	34,517	4,726,401
Nidec Corp.	48,164	7,418,899
Nintendo Co. Ltd.	7,300	3,214,868
Omron Corp.	49,800	2,929,825
Renesas Electronics Corp.(x)*	77,000	774,306
Suzuki Motor Corp.(x)	54,000	2,907,946
TDK Corp.	37,300	3,361,750

		42,963,328

Spain (2.1%)
Banco Bilbao Vizcaya Argentaria SA	191,486	1,516,081
Industria de Diseno Textil SA	139,566	4,374,296

		5,890,377

Sweden (1.2%)
Assa Abloy AB, Class B	160,870	3,492,782

Switzerland (2.9%)
Credit Suisse Group AG (Registered)*	162,533	2,727,214
Roche Holding AG	5,694	1,305,975
UBS Group AG (Registered)*	244,803	4,310,537

		8,343,726

United Kingdom (5.8%)
Circassia Pharmaceuticals plc(x)*	391,678	470,727
Earthport plc*	1,388,000	218,605
International Consolidated Airlines Group SA	286,830	2,477,315
Prudential plc	203,408	5,084,655
TechnipFMC plc	82,936	2,415,571
Unilever plc	106,706	5,929,300

		16,596,173

United States (46.6%)
3M Co.	18,447	4,049,485
ACADIA Pharmaceuticals, Inc.(x)*	57,710	1,296,744
Adobe Systems, Inc.*	36,400	7,865,312
Aetna, Inc.	41,452	7,005,388
Alphabet, Inc., Class A*	15,487	16,062,187
AnaptysBio, Inc.*	13,890	1,445,671
Anthem, Inc.	26,135	5,741,859
Biogen, Inc.*	8,800	2,409,616
BioMarin Pharmaceutical, Inc.*	13,010	1,054,721
Bluebird Bio, Inc.*	10,410	1,777,507
Blueprint Medicines Corp.*	21,420	1,964,214
Centene Corp.*	19,630	2,097,858
Citigroup, Inc.	93,886	6,337,305
Colgate-Palmolive Co.	83,873	6,012,017
Equifax, Inc.	12,550	1,478,516
Facebook, Inc., Class A*	37,665	6,018,490
FNF Group	55,498	2,221,030
Gilead Sciences, Inc.	31,955	2,409,087
GlycoMimetics, Inc.*	33,470	543,218
Goldman Sachs Group, Inc. (The)	18,338	4,618,609
International Game Technology plc	85,519	2,285,923
Intuit, Inc.	35,535	6,159,992
Ionis Pharmaceuticals, Inc.(x)*	37,900	1,670,632
Loxo Oncology, Inc.(x)*	13,910	1,604,797
MacroGenics, Inc.*	51,090	1,285,424
Maxim Integrated Products, Inc.	106,059	6,386,873
Newell Brands, Inc.	114,090	2,907,013
PayPal Holdings, Inc.*	55,980	4,247,203
S&P Global, Inc.	39,234	7,496,048
Sage Therapeutics, Inc.*	18,340	2,954,024
Shire plc	23,478	1,170,360
Tiffany & Co.	34,642	3,383,138
United Parcel Service, Inc., Class B	26,398	2,762,815
Walt Disney Co. (The)	36,377	3,653,706
Zimmer Biomet Holdings, Inc.	23,326	2,543,467

		132,920,249

Total Common Stocks (97.8%) (Cost $176,481,232)		278,899,644

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	182,890	21,311

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.7%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $100,015, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $102,000.(xx)	$100,000	100,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $100,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $102,084.(xx)	100,000	100,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $600,090, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $612,031.(xx)	$600,000	$600,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $500,073, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $510,025.(xx)	500,000	500,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,851,708, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,888,475.(xx)	1,851,444	1,851,444
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $100,016, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $102,052.(xx)	100,000	100,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $800,123, collateralized by various Common Stocks; total market value $889,854.(xx)	800,000	800,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $700,108, collateralized by various Common Stocks; total market value $778,622.(xx)	700,000	700,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $100,015, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $102,002.(xx)	100,000	100,000

Total Repurchase Agreements		4,851,444

Total Short-Term Investments (1.7%) (Cost $4,851,444)		4,851,444

Total Investments in Securities (99.5%) (Cost $181,332,676)		283,772,399
Other Assets Less Liabilities (0.5%)		1,488,119

Net Assets (100%)		$285,260,518

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $4,846,175. This was secured by cash collateral of $4,851,444 which was subsequently invested in joint repurchase agreements with a total value of $4,851,444, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $265,141 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 5/17/18-11/15/41.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Sector Weightings as of March 31, 2018	Market Value	% of Net Assets
Information Technology	$80,092,761	28.1%
Financials	48,421,611	17.0
Consumer Discretionary	44,321,271	15.5
Health Care	43,964,714	15.4
Industrials	39,857,359	14.0
Consumer Staples	11,941,317	4.2
Real Estate	5,282,247	1.9
Repurchase Agreements	4,851,444	1.7
Materials	2,624,104	0.9
Energy	2,415,571	0.8
Cash and Other	1,488,119	0.5

		100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$16,963,466	$27,336,494	$—	$44,299,960
Consumer Staples	6,012,017	5,929,300	—	11,941,317
Energy	—	2,415,571	—	2,415,571
Financials	22,821,967	25,599,644	—	48,421,611
Health Care	37,804,227	6,160,487	—	43,964,714
Industrials	8,290,816	31,566,543	—	39,857,359
Information Technology	48,543,432	31,549,329	—	80,092,761
Materials	—	2,624,104	—	2,624,104
Real Estate	—	5,282,247	—	5,282,247
Preferred Stocks
Consumer Discretionary	—	21,311	—	21,311
Short-Term Investments
Repurchase Agreements	—	4,851,444	—	4,851,444

Total Assets	$140,435,925	$143,336,474	$—	$283,772,399

Total Liabilities	$—	$—	$—	$—

Total	$140,435,925	$143,336,474	$—	$283,772,399

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,657,180
Aggregate gross unrealized depreciation	(3,576,485)

Net unrealized appreciation	$101,080,695

Federal income tax cost of investments in securities and derivative instruments, if applicable	$182,691,704

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.8%)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
2.332%, 10/25/35(l)		$100,000	$89,394
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
2.922%, 9/25/34(l)		86,161	86,885
CSMC Trust,
Series 2017-1
4.500%, 3/25/21(l)		65,009	65,075
Home Equity Asset Trust,
Series 2004-3 M1
2.727%, 8/25/34(l)		607,555	606,336
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
2.032%, 5/25/37(l)		104,068	100,353
Jamestown CLO VIII Ltd.,
Series 2015-8A A1AR
2.592%, 1/15/28(l)§		300,000	299,997
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
2.567%, 1/17/28(l)§		250,000	249,959
Long Beach Mortgage Loan Trust,
Series 2006-WL1 1A1
2.332%, 1/25/46(l)		14,251	14,202
Mountain View CLO X Ltd.,
Series 2015-10A AR
2.587%, 10/13/27(l)§		180,000	180,048
Navient Student Loan Trust,
Series 2016-7A A
3.022%, 3/25/66(l)§		83,423	84,723
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
2.576%, 1/25/36(l)		200,000	198,204
Option One Mortgage Loan Trust,
Series 2004-3 M2
2.727%, 11/25/34(l)		24,830	24,470
RAAC Trust,
Series 2007-SP3 A1
3.071%, 9/25/47(l)		39,402	39,309
Symphony CLO VIII LP,
Series 2012-8A AR
2.804%, 1/9/23(l)§		60,128	60,134
Venture XII CLO Ltd.,
Series 2012-12A ARR
2.784%, 2/28/26(l)§		250,000	249,989
VOLT XL LLC,
Series 2015-NP14 A1
4.375%, 11/27/45(e)§		22,023	22,041
WhiteHorse VI Ltd.,
Series 2012-1A A1R
2.978%, 2/3/25(l)§		107,615	107,653

Total Asset-Backed Securities			2,478,772

Collateralized Mortgage Obligations (1.3%)
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)		97,782	94,318
CSMC Trust,
Series 2007-4R 1A1
5.561%, 10/26/36(b)(l)§		10,584	9,597
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
2.098%, 10/19/45(l)		81,665	80,968
GNMA,
Series 2016-H17 FC
2.405%, 8/20/66(l)		284,411	288,444
GSR Mortgage Loan Trust,
Series 2004-12 3A6
3.552%, 12/25/34(l)		18,152	18,278
Series 2005-AR4 6A1
3.515%, 7/25/35(l)		114,909	115,666
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
3.710%, 4/25/35(l)		28,214	28,768
Lehman Mortgage Trust,
Series 2005-3 4A1
5.298%, 1/25/36(l)		30,737	30,398
Sequoia Mortgage Trust,
Series 6 A
2.448%, 4/19/27(l)		239,215	226,194
Trinity Square plc,
Series 2015-1A A
1.671%, 7/15/51(l)§	GBP	137,377	194,819

Total Collateralized Mortgage Obligations			1,087,450

Corporate Bonds (4.3%)
Consumer Discretionary (0.4%)
Automobiles (0.1%)
Hyundai Capital America
1.750%, 9/27/19§		$100,000	97,816

Media (0.3%)
Altice Financing SA
5.250%, 2/15/23§	EUR	200,000	253,448

Total Consumer Discretionary			351,264

Consumer Staples (0.1%)
Tobacco (0.1%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.59%), 2.423%, 8/14/20(k)§		$100,000	100,169

Total Consumer Staples			100,169

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.108%, 1/10/20(k)		100,000	99,793
Petrobras Global Finance BV
7.375%, 1/17/27		100,000	108,350
5.999%, 1/27/28§		233,000	230,670

Total Energy			438,813

Financials (2.0%)
Banks (0.1%)
HSBC Bank Canada
(Zero Coupon), 4/10/18	CAD	100,000	77,580

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Nordea Kredit Realkreditaktieselskab
Series CC2
2.500%, 10/1/47	DKK	519	$89

			77,669

Capital Markets (1.3%)
Deutsche Bank AG
4.250%, 10/14/21		$350,000	354,971
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.324%, 9/15/20(k)		200,000	202,936
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)		100,000	97,879
ING Bank NV
2.625%, 12/5/22§		100,000	98,367
UBS AG
(ICE LIBOR USD 3 Month + 0.32%), 2.355%, 12/7/18(k)§		200,000	199,854
(ICE LIBOR USD 3 Month + 0.58%), 2.627%, 6/8/20(k)§		200,000	200,564

			1,154,571

Consumer Finance (0.4%)
Ally Financial, Inc.
3.600%, 5/21/18		100,000	99,875
8.000%, 11/1/31		100,000	122,130
Navient Corp.
8.450%, 6/15/18		100,000	101,000

			323,005

Thrifts & Mortgage Finance (0.2%)
BRFkredit A/S
Series 111E
2.500%, 10/1/47	DKK	9,545	1,642
Nykredit Realkredit A/S
Series 01E
2.500%, 10/1/47(m)		9,839	1,693
3.000%, 10/1/47		64,365	11,337
Series 12H
2.000%, 4/1/18(m)		400,000	66,022
Realkredit Danmark A/S
Series 10F
1.000%, 4/1/18		500,000	82,528
Series 23S
2.500%, 7/1/47		27,694	4,765

			167,987

Total Financials			1,723,232

Health Care (0.6%)
Health Care Equipment & Supplies (0.5%)
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18		$400,000	399,997

Pharmaceuticals (0.1%)
Mylan NV
3.750%, 12/15/20		100,000	100,681

Total Health Care			500,678

Industrials (0.1%)
Trading Companies & Distributors (0.1%)
International Lease Finance Corp.
8.250%, 12/15/20		100,000	111,733

Total Industrials			111,733

Information Technology (0.1%)
Internet Software & Services (0.1%)
eBay, Inc.
2.750%, 1/30/23		100,000	96,756

Total Information Technology			96,756

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 2.372%, 1/15/20(k)		100,000	100,435
5.150%, 2/14/50		100,000	100,245

			200,680

Total Telecommunication Services			200,680

Utilities (0.3%)
Electric Utilities (0.2%)
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.372%, 9/3/19(k)		150,000	149,996

Multi-Utilities (0.1%)
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 2.575%, 3/15/21(k)		100,000	100,306

Total Utilities			250,302

Total Corporate Bonds			3,773,627

Foreign Government Securities (59.5%)
Australia Government Bond
1.250%, 2/21/22 TIPS(m)	AUD	224,520	176,504
3.000%, 9/20/25 TIPS(m)		1,378,488	1,230,387
Autonomous Community of Catalonia
4.750%, 6/4/18	EUR	100,000	123,869
Canada Government Real Return Bond
1.500%, 12/1/44 TIPS	CAD	148,165	139,864
1.250%, 12/1/47 TIPS		427,456	398,390
Canadian Government Bond
4.250%, 12/1/21 TIPS		2,315,443	2,064,453
0.500%, 12/1/50 TIPS		253,438	194,882
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 4/15/30 TIPS(m)	EUR	574,140	820,599
0.100%, 4/15/46 TIPS(m)		150,412	218,684
France Government Bond OAT
1.300%, 7/25/19 TIPS(m)		43,366	55,690
0.100%, 3/1/21 TIPS(m)		1,258,575	1,639,843
0.100%, 7/25/21 TIPS(m)		544,167	706,363
1.100%, 7/25/22 TIPS(m)		440,260	608,566
0.250%, 7/25/24 TIPS(m)		144,299	195,520
0.100%, 3/1/25 TIPS(m)		671,854	890,758
1.850%, 7/25/27 TIPS(m)		1,301,580	2,035,800
0.100%, 3/1/28 TIPS(m)		843,496	1,123,100
0.700%, 7/25/30 TIPS(m)		740,718	1,068,791
1.750%, 5/25/66(m)		320,000	398,536
Italy Buoni Poliennali Del Tesoro
1.650%, 4/23/20 TIPS(m)		100,213	129,586
2.550%, 9/15/41 TIPS(m)		225,992	356,733

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Japanese Government CPI Linked Bonds
0.100%, 3/10/26 TIPS	JPY	140,527,800	$1,395,327
0.100%, 3/10/27 TIPS		171,137,300	1,706,491
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,049,495	542,553
Kingdom of Spain
0.550%, 11/30/19 TIPS(m)	EUR	650,246	835,068
1.800%, 11/30/24 TIPS(m)		447,044	649,798
1.000%, 11/30/30 TIPS(m)		10,132	14,002
Kingdom of Sweden
1.000%, 6/1/25 TIPS	SEK	500,000	73,952
0.125%, 6/1/26		1,050,000	147,378
New Zealand Government Bond
3.000%, 4/15/20(m)	NZD	100,000	73,824
2.000%, 9/20/25 TIPS(m)		424,520	319,237
2.500%, 9/20/35 TIPS(m)		103,570	81,302
Republic of Argentina
(Argentina Central Bank 7D Repo Reference Rate + 0.00%), 28.750%, 6/21/20(k)	ARS	3,200,000	168,088
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 24.938%, 4/3/22(k)		200,000	9,582
5.875%, 1/11/28		$100,000	94,100
Republic of Cyprus
3.875%, 5/6/22(m)	EUR	40,000	55,087
3.750%, 7/26/23(m)		40,000	55,125
2.750%, 6/27/24(m)		10,000	13,186
4.250%, 11/4/25(m)		20,000	28,635
Republic of Italy
0.250%, 5/15/18		200,000	246,278
0.100%, 5/15/22 TIPS(m)		675,074	863,315
2.350%, 9/15/24 TIPS(m)		3,595,356	5,160,796
Republic of Peru
6.150%, 8/12/32(m)	PEN	600,000	203,557
Sweden Inflation Linked Bond
0.250%, 6/1/22 TIPS	SEK	700,000	96,131
U.K. Treasury Inflation Linked Bonds
1.875%, 11/22/22 TIPS(m)	GBP	680,754	1,136,786
0.125%, 3/22/24 TIPS(m)		478,422	755,116
2.500%, 7/17/24 TIPS(m)		110,000	554,477
7.060%, 7/17/24		22,000	110,895
0.125%, 3/22/26 TIPS(m)		2,820,840	4,583,103
4.250%, 12/7/27(m)		100,000	177,091
4.125%, 7/22/30		17,000	86,125
1.250%, 11/22/32 TIPS(m)		909,308	1,904,007
0.750%, 3/22/34 TIPS(m)		231,871	470,854
0.125%, 3/22/44 TIPS(m)		637,890	1,415,550
0.125%, 3/22/46 TIPS(m)		1,948,476	4,449,363
0.125%, 8/10/48 TIPS(m)		442,156	1,049,872
0.250%, 3/22/52 TIPS(m)		390,167	1,023,898
1.250%, 11/22/55 TIPS(m)		405,158	1,428,407
0.125%, 11/22/56 TIPS(m)		370,088	1,012,930
0.125%, 3/22/58 TIPS(m)		325,903	915,166
0.375%, 3/22/62 TIPS(m)		92,503	301,878
0.125%, 11/22/65 TIPS(m)		646,789	2,105,018
0.125%, 3/22/68 TIPS(m)		254,355	872,611
United Mexican States
4.500%, 11/22/35 TIPS	MXN	1,807,392	108,215

Total Foreign Government Securities			51,871,092

Mortgage-Backed Security (1.1%)
FNMA
3.000%, 5/25/48 TBA		$1,000,000	974,063

Total Mortgage-Backed Security			974,063

U.S. Treasury Obligations (51.8%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS(z)		5,864,766	6,564,202
2.000%, 1/15/26 TIPS		369,657	408,038
1.750%, 1/15/28 TIPS(z)		1,534,559	1,686,370
3.625%, 4/15/28 TIPS		308,033	394,707
2.500%, 1/15/29 TIPS		198,571	235,169
3.875%, 4/15/29 TIPS		76,896	102,299
3.375%, 4/15/32 TIPS		181,536	244,125
2.125%, 2/15/40 TIPS		11,468	14,463
2.125%, 2/15/41 TIPS		305,602	387,715
0.750%, 2/15/42 TIPS		208,421	202,797
0.625%, 2/15/43 TIPS		107,810	101,549
1.375%, 2/15/44 TIPS		1,425,144	1,583,629
0.750%, 2/15/45 TIPS(v)		210,520	202,820
1.000%, 2/15/46 TIPS		1,244,859	1,274,208
0.875%, 2/15/47 TIPS		1,480,674	1,469,231
1.000%, 2/15/48 TIPS		501,570	514,357
U.S. Treasury Inflation Linked Notes
1.375%, 7/15/18 TIPS		57,473	58,037
0.125%, 4/15/19 TIPS		238,010	237,790
0.125%, 4/15/20 TIPS		757,843	754,907
1.250%, 7/15/20 TIPS		454,624	466,700
0.125%, 4/15/21 TIPS(v)(z)		7,006,994	6,947,564
0.625%, 7/15/21 TIPS		409,111	413,999
0.125%, 1/15/22 TIPS		76,659	75,827
0.125%, 4/15/22 TIPS		474,952	468,215
0.125%, 7/15/22 TIPS		139,044	137,610
0.375%, 7/15/23 TIPS(z)		2,268,663	2,260,517
0.625%, 1/15/24 TIPS(z)		3,574,640	3,592,161
0.125%, 7/15/24 TIPS(z)		4,721,514	4,611,024
0.250%, 1/15/25 TIPS		1,393,938	1,362,673
0.375%, 7/15/25 TIPS		645,946	637,651
0.625%, 1/15/26 TIPS(z)		2,524,447	2,523,413
0.125%, 7/15/26 TIPS		496,354	476,943
0.375%, 1/15/27 TIPS		112,872	109,985
0.500%, 1/15/28 TIPS		793,847	779,488
U.S. Treasury Notes
2.125%, 9/30/21		100,000	98,851
1.875%, 2/28/22(z)		3,100,000	3,027,677
2.125%, 7/31/24(z)		700,000	678,192

Total U.S. Treasury Obligations			45,104,903

Total Long-Term Debt Securities (120.8%) (Cost $97,182,283)			105,289,907

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Banker’s Acceptance (1.1%)
Bank of Montreal
3.06%, 4/2/18(p)	CAD	100,000	$77,606
Bank of Nova Scotia (The)
3.10%, 4/2/18(p)		124,000	96,231
1.80%, 4/9/18(p)		200,000	155,167
Canadian Imperial Bank of Commerce
1.67%, 4/16/18(p)		200,000	155,123
Royal Bank of Canada
3.06%, 4/2/18(p)		300,000	232,816
Toronto-Dominion Bank (The)
2.12%, 4/5/18(p)		76,000	58,973
1.80%, 4/10/18(p)		100,000	77,580
1.67%, 4/16/18(p)		100,000	77,561

Total Banker’s Acceptance			931,057

Certificates of Deposit (0.4%)
Barclays Bank plc
(ICE LIBOR USD 3 Month + 0.47%), 2.35%, 5/17/18(k)		$200,000	200,015
1.94%, 9/4/18		200,000	199,545

Total Certificates of Deposit			399,560

Foreign Government Treasury Bills (9.3%)
Argentina Treasury Bills
179.12%, 4/13/18(p)	ARS	100,000	4,669
4.13%, 6/29/18(p)		21,000	20,789
3.88%, 7/13/18(p)		100,000	98,908
41.63%, 9/14/18(p)		200,000	8,344
3.57%, 9/28/18(p)		100,000	98,261
3.64%, 10/12/18(p)		100,000	98,094
3.48%, 11/16/18(p)		79,000	77,303
Central Bank of Argentina
47.87%, 4/18/18(p)		8,800,000	427,012
34.49%, 5/16/18(p)		2,960,000	140,899
Federative Republic of Brazil
0.00%, 7/1/18(p)	BRL	7,200,000	2,147,438
Hellenic Republic
1.32%, 8/31/18(p)	EUR	350,000	428,263
Japan Treasury Bills
0.42%, 4/5/18(p)	JPY	21,400,000	201,107
(0.06)%, 5/1/18(p)		150,000,000	1,409,774
(0.08)%, 5/14/18(p)		100,000,000	939,896
(0.09)%, 5/21/18(p)		126,300,000	1,187,121
Republic of Italy
(0.77)%, 4/13/18(p)	EUR	100,000	123,079
(0.45)%, 5/14/18(p)		100,000	123,113
U.K. Treasury Bills
0.00%, 4/3/18(p)	GBP	300,000	420,900
0.42%, 4/20/18(p)(r)		100,000	140,268

Total Foreign Government Treasury Bills			8,095,238

Total Short-Term Investments (10.8%) (Cost $9,456,802)			9,425,855

Total Investments in Securities (131.6%) (Cost $106,639,085)			114,715,762
Other Assets Less Liabilities (-31.6%)			(27,513,886)

Net Assets (100%)			$87,201,876

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2018, the market value of these securities amounted to $2,639,848 or 3.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2018, the market value of these securities amounted to $9,597 or 0.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2018. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2018.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $44,232,234 or 50.7% of net assets.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $317,146.

(r)	Value determined using significant unobservable inputs.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARS — Argentina Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

COP — Colombia Peso

DKK — Denmark Krone

EUR — European Currency Unit

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peru Nuevo Sol

RUB — Russian Ruble

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Argentina	1.4%
Australia	1.6
Brazil	2.9
Canada	4.5
Cayman Islands	1.3
Cyprus	0.2
Denmark	0.8
France	10.0
Germany	1.6
Greece	0.5
Italy	8.0
Japan	7.8
Luxembourg	0.3
Mexico	0.1
Netherlands	0.1
New Zealand	0.5
Peru	0.2
Spain	1.9
Sweden	0.4
Switzerland	0.5
United Kingdom	29.4
United States	57.6
Cash and Other	(31.6)

100.0%

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	1	6/2018	EUR	170,774	4,215
Euro-Bund	14	6/2018	EUR	2,746,389	39,803
Short-Term Euro-BTP	1	6/2018	EUR	138,770	578
U.S. Treasury 10 Year Note	18	6/2018	USD	2,180,531	25,388
U.S. Treasury 5 Year Note	4	6/2018	USD	457,844	1,854

					71,838

Short Contracts
Australia 10 Year Bond	(1)	6/2018	AUD	(99,552)	(1,847)
Euro-OAT	(19)	6/2018	EUR	(3,614,090)	(64,183)
Japan 10 Year Bond	(5)	6/2018	JPY	(7,084,723)	(3,439)
Long Gilt	(1)	6/2018	GBP	(172,316)	(2,069)
U.S. Treasury 2 Year Note	(56)	6/2018	USD	(11,906,126)	(1,817)
U.S. Treasury Long Bond	(35)	6/2018	USD	(5,131,875)	(172,861)

					(246,216)

					(174,378)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	116,000	USD	159,723	Bank of America	4/4/2018	3,032
USD	1,710,005	AUD	2,172,000	Bank of America	4/4/2018	41,805
USD	3,158,157	CAD	4,001,000	Goldman Sachs Bank USA	4/4/2018	52,574
USD	19,201,420	EUR	15,528,257	Goldman Sachs Bank USA	4/4/2018	93,356
USD	27,099	EUR	22,000	JPMorgan Chase Bank	4/4/2018	28
USD	307,094	SEK	2,545,000	Goldman Sachs Bank USA	4/4/2018	2,275
ARS	1,464,300	USD	71,674	Bank of America**	4/5/2018	981
USD	201,968	JPY	21,400,000	Bank of America	4/5/2018	824
USD	155,914	CAD	200,000	Bank of America	4/9/2018	659
USD	77,965	CAD	100,000	Bank of America	4/10/2018	336
USD	123,633	EUR	100,000	Bank of America	4/13/2018	502
USD	113,693	ARS	2,300,000	Barclays Bank plc**	4/18/2018	346
ARS	1,464,300	USD	71,447	Bank of America**	5/2/2018	185
USD	2,955,284	JPY	309,600,000	Bank of America	5/2/2018	40,336
USD	1,681,089	AUD	2,172,000	Deutsche Bank AG	5/3/2018	12,863
USD	3,109,988	CAD	4,001,000	JPMorgan Chase Bank	5/3/2018	2,645
USD	18,858,302	EUR	15,195,257	Credit Suisse	5/3/2018	121,334
USD	24,184,336	GBP	17,086,429	Bank of America	5/3/2018	181,577
USD	124,091	EUR	100,000	Goldman Sachs Bank USA	5/14/2018	683
USD	123,471	EUR	100,000	Bank of America	5/15/2018	54
USD	123,882	EUR	100,000	Deutsche Bank AG	5/15/2018	465
USD	48,733	ARS	1,000,000	Bank of America**	5/16/2018	177
USD	95,610	ARS	1,960,000	Credit Suisse**	5/16/2018	440
USD	472,023	JPY	50,000,000	Bank of America	5/21/2018	651
ARS	1,836,440	USD	87,522	Bank of America**	5/23/2018	1,315
USD	290,678	RUB	16,558,458	Barclays Bank plc**	6/7/2018	3,793
USD	580,465	DKK	3,490,000	Goldman Sachs Bank USA	7/2/2018	383
USD	875,128	BRL	2,900,000	Deutsche Bank AG**	7/3/2018	3,760
COP	612,910,750	USD	214,039	JPMorgan Chase Bank**	7/17/2018	4,406

Total unrealized appreciation						571,785

USD	231,744	CAD	300,000	Barclays Bank plc	4/2/2018	(1,112)
USD	173,690	CAD	224,000	Deutsche Bank AG	4/2/2018	(175)
USD	133,983	DKK	900,000	Bank of America	4/3/2018	(14,566)
USD	1,994	DKK	13,000	Deutsche Bank AG	4/3/2018	(152)
USD	566,988	DKK	3,505,000	JPMorgan Chase Bank	4/3/2018	(11,529)
USD	417,308	GBP	300,000	JPMorgan Chase Bank	4/3/2018	(3,592)
AUD	2,172,000	USD	1,680,911	Deutsche Bank AG	4/4/2018	(12,711)
CAD	4,001,000	USD	3,108,297	JPMorgan Chase Bank	4/4/2018	(2,714)
EUR	45,000	USD	55,779	Barclays Bank plc	4/4/2018	(405)

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	15,195,257	USD	18,819,326	Credit Suisse	4/4/2018	(121,030)
EUR	310,000	USD	384,255	Goldman Sachs Bank USA	4/4/2018	(2,789)
GBP	17,086,429	USD	24,155,643	Bank of America	4/4/2018	(182,394)
GBP	142,000	USD	202,060	Barclays Bank plc	4/4/2018	(2,826)
GBP	67,000	USD	94,720	Goldman Sachs Bank USA	4/4/2018	(715)
JPY	309,600,000	USD	2,949,878	Bank of America	4/4/2018	(40,057)
USD	309,784	EUR	252,000	Barclays Bank plc	4/4/2018	(311)
USD	570,940	GBP	407,000	Barclays Bank plc	4/4/2018	(105)
USD	46,048	GBP	33,000	Deutsche Bank AG	4/4/2018	(253)
USD	6,492,908	GBP	4,644,175	Goldman Sachs Bank USA	4/4/2018	(23,139)
USD	17,696,318	GBP	12,734,253	JPMorgan Chase Bank	4/4/2018	(170,575)
USD	2,899,594	JPY	309,600,000	JPMorgan Chase Bank	4/4/2018	(10,227)
USD	455,990	NZD	632,000	Barclays Bank plc	4/4/2018	(757)
USD	72,347	ARS	1,464,300	Bank of America**	4/5/2018	(309)
USD	58,908	CAD	76,000	Goldman Sachs Bank USA	4/5/2018	(85)
USD	77,265	CAD	100,000	JPMorgan Chase Bank	4/10/2018	(365)
USD	152,890	CAD	200,000	Bank of America	4/16/2018	(2,387)
USD	76,602	CAD	100,000	Barclays Bank plc	4/16/2018	(1,036)
RUB	12,066,250	USD	212,219	Deutsche Bank AG**	4/18/2018	(1,950)
USD	318,004	ARS	6,500,000	Credit Suisse**	4/18/2018	(2,324)
USD	139,954	GBP	100,000	Barclays Bank plc	4/20/2018	(446)
USD	1,383,247	JPY	150,000,000	Barclays Bank plc	5/1/2018	(28,945)
USD	100,382	MXN	1,886,789	Goldman Sachs Bank USA	5/10/2018	(2,805)
USD	917,033	JPY	100,000,000	JPMorgan Chase Bank	5/14/2018	(25,259)
ARS	735,000	USD	36,207	Goldman Sachs & Co.**	5/16/2018	(518)
USD	287,249	JPY	30,500,000	Goldman Sachs Bank USA	5/21/2018	(289)
USD	430,286	JPY	45,800,000	JPMorgan Chase Bank	5/21/2018	(1,492)
USD	207,271	PEN	677,775	Deutsche Bank AG**	5/21/2018	(2,479)
RUB	4,881,185	USD	86,179	Credit Suisse**	5/25/2018	(1,484)
USD	159,916	KRW	172,389,600	Goldman Sachs Bank USA**	6/20/2018	(2,266)
USD	206,429	BRL	700,000	Bank of America**	7/3/2018	(3,902)
USD	686,517	BRL	2,400,000	Deutsche Bank AG**	7/3/2018	(34,616)
USD	355,818	BRL	1,200,000	JPMorgan Chase Bank**	7/3/2018	(4,749)
USD	309,329	EUR	250,000	Barclays Bank plc	8/31/2018	(1,905)
USD	124,323	EUR	100,000	JPMorgan Chase Bank	8/31/2018	(170)

Total unrealized depreciation						(721,915)

Net unrealized depreciation						(150,130)

**	Non-deliverable forward.

Written Call Options Contracts as of March 31, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	10	USD (1,000,000)	USD 121.50	4/20/2018	(3,125)
U.S. Treasury 10 Year Note	Exchange Traded	7	USD (700,000)	USD 122.00	5/25/2018	(2,953)

						(6,078)

Written Put Options Contracts as of March 31, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Euro-Bobl	Exchange Traded	5	EUR (500,000)	EUR 129.00	5/25/2018	(62)
Euro-Bobl	Exchange Traded	5	EUR (500,000)	EUR 130.00	5/25/2018	(277)
U.S. Treasury 10 Year Note	Exchange Traded	10	USD (1,000,000)	USD 120.00	4/20/2018	(938)
U.S. Treasury 10 Year Note	Exchange Traded	7	USD (700,000)	USD 120.00	5/25/2018	(2,187)
U.S. Treasury Long Bond	Exchange Traded	2	USD (200,000)	USD 143.00	4/20/2018	(250)

						(3,714)

Total Written Options Contracts (Premiums Received ($15,636))						(9,792)

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,478,772	$—	$2,478,772
Collateralized Mortgage Obligations	—	1,087,450	—	1,087,450
Corporate Bonds
Consumer Discretionary	—	351,264	—	351,264
Consumer Staples	—	100,169	—	100,169
Energy	—	438,813	—	438,813
Financials	—	1,723,232	—	1,723,232
Health Care	—	500,678	—	500,678
Industrials	—	111,733	—	111,733
Information Technology	—	96,756	—	96,756
Telecommunication Services	—	200,680	—	200,680
Utilities	—	250,302	—	250,302
Foreign Government Securities	—	51,871,092	—	51,871,092
Forward Currency Contracts	—	571,785	—	571,785
Futures	71,838	—	—	71,838
Mortgage-Backed Security	—	974,063	—	974,063
Short-Term Investments
Banker’s Acceptance	—	931,057	—	931,057
Certificates of Deposit	—	399,560	—	399,560
Foreign Government Treasury Bills	—	7,954,970	140,268	8,095,238
U.S. Treasury Obligations	—	45,104,903	—	45,104,903

Total Assets	$71,838	$115,147,279	$140,268	$115,359,385

Liabilities:
Forward Currency Contracts	$—	$(721,915)	$—	$(721,915)
Futures	(246,216)	—	—	(246,216)
Options Written
Call Options Written	(6,078)	—	—	(6,078)
Put Options Written	(3,714)	—	—	(3,714)

Total Liabilities	$(256,008)	$(721,915)	$—	$(977,923)

Total	$(184,170)	$114,425,364	$140,268	$114,381,462

There were no transfers between Levels 1, 2 and 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,195,989
Aggregate gross unrealized depreciation	(1,407,389)

Net unrealized appreciation	$7,788,600

Federal income tax cost of investments in securities and derivative instruments, if applicable	$106,592,862

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (12.8%)
Ally Auto Receivables Trust,
Series 2017-3 A2
1.530%, 3/16/20	$1,895,118	$1,888,014
American Airlines Pass-Through Trust,
Series 2017-1 B
4.950%, 2/15/25	3,735,000	3,844,809
Arkansas Student Loan Authority,
Series 2010-1 A
2.884%, 11/25/43(l)	1,054,687	1,058,929
Avant Loans Funding Trust,
Series 2017-A A
2.410%, 3/15/21§	172,112	172,028
BMW Vehicle Owner Trust,
Series 2018-A A2A
2.090%, 11/25/20	3,500,000	3,487,653
Chase Issuance Trust,
Series 2016-A1 A
2.187%, 5/17/21(l)	3,000,000	3,008,710
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
2.474%, 4/22/26(l)	3,000,000	3,040,412
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
1.951%, 1/25/37(l)	51,286	38,024
Colony Starwood Homes Trust,
Series 2016-1A A
3.308%, 7/17/33(l)§	3,921,758	3,932,826
CSMC Trust,
Series 2017-1
4.500%, 3/25/21(l)	2,275,302	2,277,627
Daimler Trucks Retail Trust,
Series 2018-1 A2
2.600%, 5/15/20(b)§	4,000,000	3,999,574
Discover Card Execution Note Trust,
Series 2017-A1 A1
2.262%, 7/15/24(l)	6,500,000	6,550,402
Drug Royalty II LP 2,
Series 2014-1 A1
4.572%, 7/15/23(b)(l)§	591,910	596,457
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
2.602%, 4/25/39(l)§	1,050,183	1,052,567
Federal Express Corp. Pass-Through Trust,
Series 1998
6.720%, 1/15/22	2,555,537	2,720,984
GSAA Trust,
Series 2007-6 A4
2.171%, 5/25/47(l)	197,212	166,406
Hyundai Auto Lease Securitization Trust,
Series 2017-C A2A
1.890%, 3/16/20§	5,000,000	4,970,972
Invitation Homes Trust,
Series 2015-SFR3 A
3.050%, 8/17/32(l)§	4,233,104	4,235,191
Massachusetts Educational Financing Authority,
Series 2008-1 A1
2.695%, 4/25/38(l)	195,363	196,200
Navient Private Education Loan Trust,
Series 2014-CTA A
2.477%, 9/16/24(l)§	1,399,237	1,403,938
Series 2015-AA A2A
2.650%, 12/15/28§	836,496	822,610
Series 2017-A A1
2.177%, 12/16/58(l)§	3,726,816	3,731,963
Navient Student Loan Trust,
Series 2016-7A A
3.022%, 3/25/66(l)§	2,502,700	2,541,683
Series 2017-5A A
2.671%, 7/26/66(l)§	4,721,708	4,751,666
NCUA Guaranteed Notes Trust,
Series 2010-A1 A
1.929%, 12/7/20(l)	586,987	587,762
Nelnet Student Loan Trust,
Series 2005-3 A5
1.778%, 12/24/35(l)	4,569,903	4,502,496
Series 2013-5A A
2.251%, 1/25/37(l)§	1,950,528	1,954,508
Series 2016-1A A
2.421%, 9/25/65(l)§	10,228,704	10,360,554
Northstar Education Finance, Inc.,
Series 2012-1 A
2.572%, 12/26/31(l)§	1,360,619	1,369,238
Northwest Airlines Pass-Through Trust,
Series 2002-1 G-2
6.264%, 11/20/21	301,142	313,188
OneMain Financial Issuance Trust,
Series 2015-2A A
2.570%, 7/18/25§	2,434,144	2,429,081
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1
2.825%, 10/1/35(l)	636,277	640,925
PHEAA Student Loan Trust,
Series 2016-2A A
2.822%, 11/25/65(l)§	3,739,515	3,765,115
Santander Retail Auto Lease Trust,
Series 2018-A A1
2.200%, 3/20/19(b)§	10,000,000	10,000,000
SBA Tower Trust,
2.898%, 10/8/19§	2,600,000	2,586,745
SLC Student Loan Trust,
Series 2005-1 A3
1.939%, 2/15/25(l)	5,397,886	5,391,381
Series 2005-2 A3
2.234%, 3/15/27(l)	1,561,660	1,559,504
Series 2005-3 A3
2.244%, 6/15/29(l)	3,545,400	3,528,851
Series 2006-2 A5
2.225%, 9/15/26(l)	7,805,803	7,789,194

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SLM Student Loan Trust,
Series 2005-3 A5
1.835%, 10/25/24(l)	$4,379,192	$4,373,623
Series 2005-7 A4
1.895%, 10/25/29(l)	3,058,518	3,040,432
Series 2005-8 A4
2.295%, 1/25/28(l)	3,252,189	3,251,457
Series 2005-9 A7A
2.341%, 1/25/41(l)	4,000,000	4,024,469
Series 2008-9 A
3.245%, 4/25/23(l)	4,780,675	4,878,841
Series 2010-1 A
2.271%, 3/25/25(l)	3,542,429	3,513,742
Series 2012-3 A
2.522%, 12/27/38(l)	8,514,224	8,559,106
SMB Private Education Loan Trust,
Series 2015-A A2B
2.777%, 6/15/27(l)§	9,765,088	9,850,895
Series 2016-C A2A
2.340%, 9/15/34§	7,000,000	6,805,973
Series 2018-A A1
1.930%, 3/16/26(b)(l)§	10,000,000	10,000,000
SoFi Consumer Loan Program Trust,
Series 2018-1 A1
2.550%, 2/25/27§	2,809,698	2,800,154
SoFi Professional Loan Program LLC,
Series 2015-D A2
2.720%, 10/27/36§	351,823	349,002
Series 2016-E A1
2.721%, 7/25/39(l)§	530,423	535,124
Sofi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47(b)§	2,000,000	1,995,802
United States Small Business Administration,
Series 2003-20I 1
5.130%, 9/1/23	1,424	1,474
Series 2004-20C 1
4.340%, 3/1/24	16,587	16,819
Series 2005-20B 1
4.625%, 2/1/25	19,989	20,458
Series 2008-20G 1
5.870%, 7/1/28	1,930,319	2,052,497
Series 2008-20H 1
6.020%, 8/1/28	1,526,245	1,632,960

Total Asset-Backed Securities		184,971,015

Collateralized Mortgage Obligations (10.5%)
Alternative Loan Trust,
Series 2005-61 2A1
2.152%, 12/25/35(l)	9,083	8,659
Series 2005-62 2A1
2.283%, 12/25/35(l)	58,834	54,058
Series 2006-OA22 A1
2.032%, 2/25/47(l)	246,101	236,270
Series 2007-OA7 A1A
2.052%, 5/25/47(l)	55,755	54,193
American Home Mortgage Assets Trust,
Series 2006-1 2A1
2.062%, 5/25/46(l)	3,237,561	2,712,184
BCAP LLC Trust,
Series 2006-AA2 A1
2.041%, 1/25/37(l)	317,103	299,085
Bear Stearns ALT-A Trust,
Series 2005-4 1A1
2.311%, 4/25/35(l)	534,394	532,427
Series 2005-7 22A1
3.589%, 9/25/35(l)	736,995	651,068
Bear Stearns ARM Trust,
Series 2002-11 1A2
3.729%, 2/25/33(l)	3,309	3,142
Series 2003-3 3A2
3.772%, 5/25/33(l)	19,703	19,917
Series 2003-8 2A1
3.808%, 1/25/34(l)	1,801	1,838
Series 2003-8 4A1
3.757%, 1/25/34(l)	8,113	8,179
Series 2004-10 15A1
3.637%, 1/25/35(l)	35,940	36,883
Series 2004-10 21A1
3.801%, 1/25/35(l)	599,231	603,337
Series 2007-3 1A1
3.765%, 5/25/47(l)	1,943,520	1,865,728
CHL Mortgage Pass-Through Trust,
Series 2002-30 M
3.662%, 10/19/32(l)	1,953	1,870
Series 2003-HYB3 7A1
3.702%, 11/19/33(l)	6,318	6,377
Series 2004-12 11A1
3.412%, 8/25/34(l)	112,249	105,694
Series 2005-25 A11
5.500%, 11/25/35	174,587	157,813
Series 2005-3 1A2
2.451%, 4/25/35(l)	101,315	95,850
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
3.430%, 5/25/35(l)	8,300	8,341
Series 2005-11 A2A
3.630%, 10/25/35(l)	141,705	143,195
Series 2005-12 2A1
2.421%, 8/25/35(l)§	344,788	322,946
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
3.410%, 9/25/35(l)	10,206	10,332
Series 2005-6 A2
3.180%, 9/25/35(l)	44,893	45,406
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
2.195%, 3/25/32(l)§	543	511
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3 3A1
5.000%, 10/25/18	42,581	42,595
Series 2005-AR2 7A1
3.260%, 10/25/35(l)	42,911	37,125
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
1.972%, 10/25/36(l)	1,090	845

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC,
Series 2142 Z
6.500%, 4/15/29	$4,423	$4,984
Series 2411 FJ
2.127%, 12/15/29(l)	850	852
Series 3017 CF
2.077%, 8/15/25(l)	544,790	543,743
Series 3222 FN
2.177%, 9/15/36(l)	21,977	21,962
Series 3241 FM
2.157%, 11/15/36(l)	11,566	11,599
Series 3245 NF
2.257%, 11/15/36(l)	430,510	432,379
Series 328 F4
2.014%, 2/15/38(l)	2,480,377	2,480,852
Series 3335 AF
1.927%, 10/15/20(l)	17,972	17,965
Series 343 F4
1.925%, 10/15/37(l)	2,940,944	2,941,271
Series 3807 FM
2.277%, 2/15/41(l)	491,649	495,884
Series 3850 FC
2.197%, 4/15/41(l)	333,668	333,443
Series 3898 TF
2.277%, 7/15/39(l)	52,045	52,582
Series 3927 FH
2.227%, 9/15/41(l)	623,278	625,617
Series 4283 JF
2.177%, 12/15/43(l)	4,098,968	4,109,563
Series 4367 GF
2.014%, 3/15/37(l)	5,961,172	5,920,534
Series 4615 AF
1.925%, 10/15/38(l)	2,059,246	2,057,723
Series 4678 AF
1.975%, 12/15/42(l)	9,794,860	9,775,878
Series 4779 WF
2.136%, 7/15/44(l)	10,000,000	9,973,915
Series T-57 1A1
6.500%, 7/25/43	3,720	4,218
Series T-62 1A1
2.401%, 10/25/44(l)	303,805	307,554
Series T-63 1A1
2.263%, 2/25/45(l)	390,544	392,683
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
3.342%, 6/25/34(l)	47,936	47,599
First Horizon Mortgage Pass- Through Trust,
Series 2005-AR3 2A1
3.261%, 8/25/35(l)	67,830	57,591
FNMA,
Series 2003-W8 3F2
2.221%, 5/25/42(l)	18,451	18,551
Series 2005-38 F
2.172%, 5/25/35(l)	35,286	35,232
Series 2006-118 A2
1.932%, 12/25/36(l)	167,310	165,378
Series 2006-5 3A2
3.465%, 5/25/35(l)	84,355	88,551
Series 2007-109 GF
2.552%, 12/25/37(l)	995,203	1,008,601
Series 2010-74 AF
2.412%, 7/25/37(l)	339,788	342,634
Series 2011-86 KF
2.422%, 9/25/41(l)	1,418,167	1,431,015
Series 2011-86 NF
2.422%, 9/25/41(l)	967,932	975,475
Series 2012-65 FA
2.321%, 6/25/42(l)	470,597	471,932
Series 2014-42 FA
2.064%, 7/25/44(l)	2,046,627	2,044,190
Series 2014-84 BF
1.925%, 12/25/44(l)	4,558,111	4,558,155
Series 2015-64 KF
2.014%, 9/25/45(l)	8,335,106	8,339,449
Series 2016-11 AF
2.075%, 3/25/46(l)	7,219,314	7,217,987
Series 2016-40 PF
2.025%, 7/25/46(l)	5,680,082	5,656,144
Series 2016-84 DF
1.995%, 11/25/46(l)	1,926,264	1,929,243
Series 2016-97 CF
1.995%, 12/25/56(l)	3,801,116	3,803,373
Series 2017-108 AF
2.172%, 1/25/48(l)	2,863,238	2,862,592
GNMA,
Series 2012-H08 FC
2.145%, 4/20/62(l)	2,746,740	2,757,110
Series 2012-H11 FA
2.275%, 2/20/62(l)	7,089,464	7,142,363
Series 2012-H12 FA
2.125%, 4/20/62(l)	3,457,167	3,468,517
Series 2012-H12 FB
2.625%, 2/20/62(l)	3,422,873	3,477,893
Series 2013-H13 FT
2.240%, 5/20/63(l)	1,571,312	1,576,324
Series 2015-H32 FA
2.325%, 12/20/65(l)	4,229,301	4,273,348
Series 2016-180 WF
2.124%, 9/20/45(l)	980,826	983,976
Series 2016-H14 FA
2.375%, 6/20/66(l)	3,713,692	3,761,034
Series 2016-H17 FK
2.425%, 7/20/66(l)	942,735	957,266
Series 2016-H20 PT
4.287%, 9/20/66(l)	3,813,112	4,189,792
Series 2017-H07 FG
2.035%, 2/20/67(l)	12,576,503	12,591,511
Series 2017-H12 FE
1.775%, 6/20/66(l)	4,607,875	4,605,585
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
2.412%, 11/25/45(l)	19,252	16,992
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
3.616%, 9/25/35(l)	36,977	37,717

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
2.248%, 5/19/35(l)	$13,258	$12,734
Series 2006-1 2A1A
2.048%, 3/19/36(l)	98,338	84,567
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
3.494%, 12/25/34(l)	69,926	68,632
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
3.469%, 11/21/34(l)	35,701	36,618
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	592,965	600,101
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
2.477%, 11/15/31(l)	17,413	17,411
Merrill Lynch Mortgage Investors Trust,
Series 2005-2 1A
2.910%, 10/25/35(l)	304,743	307,416
Series 2005-2 2A
3.480%, 10/25/35(l)	313,386	316,502
Series 2005-2 3A
2.664%, 10/25/35(l)	50,579	48,253
Series 2005-3 4A
2.122%, 11/25/35(l)	13,637	13,173
Series 2005-3 5A
2.122%, 11/25/35(l)	46,235	43,322
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
2.217%, 12/15/30(l)	5,878	5,691
NCUA Guaranteed Notes Trust,
Series 2010-R3 2A
2.181%, 12/8/20(l)	4,762,217	4,790,642
RALI Trust,
Series 2005-QO1 A1
2.221%, 8/25/35(l)	20,899	18,521
RBSSP Resecuritization Trust,
Series 2009-12 16A1
3.768%, 10/25/35(l)§	2,565,383	2,590,604
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
2.211%, 6/25/35(l)§	22,578	21,702
Securitized Asset Sales, Inc.,
Series 1993-6 A5
3.862%, 11/26/23(l)	626	551
Sequoia Mortgage Trust,
Series 10 2A1
2.582%, 10/20/27(l)	2,149	2,052
Series 2003-4 2A1
2.172%, 7/20/33(l)	749,654	721,446
Series 2005-2 A2
2.356%, 3/20/35(l)	1,018,662	951,751
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
3.689%, 2/25/34(l)	38,639	38,954
Series 2004-19 2A1
2.682%, 1/25/35(l)	16,551	15,452
Series 2005-17 3A1
3.627%, 8/25/35(l)	65,800	66,008
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
2.468%, 10/19/34(l)	33,070	31,867
Series 2005-AR5 A1
2.058%, 7/19/35(l)	67,323	64,133
Series 2005-AR5 A2
2.058%, 7/19/35(l)	75,592	73,910
Series 2006-AR4 2A1
2.062%, 6/25/36(l)	23,136	22,777
Series 2006-AR5 1A1
2.081%, 5/25/36(l)	827,822	692,409
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
2.483%, 11/25/42(l)	3,810	3,615
Series 2002-AR2 A
2.027%, 2/27/34(l)	2,004	1,978
Series 2003-AR1 A5
3.456%, 3/25/33(l)	285,467	286,791
Series 2004-AR1 A
3.708%, 3/25/34(l)	482,632	492,201
Series 2005-AR13 A1A1
2.162%, 10/25/45(l)	80,120	80,051
Series 2005-AR15 A1A1
2.131%, 11/25/45(l)	21,774	21,520
Series 2006-AR15 2A
2.277%, 11/25/46(l)	18,287	17,267
Series 2006-AR3 A1A
2.283%, 2/25/46(l)	33,473	32,747
Series 2006-AR7 3A
2.277%, 7/25/46(l)	101,202	98,790
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S A1
3.528%, 9/25/34(l)	11,671	11,933
Series 2007-10 1A22
2.372%, 7/25/37(l)	236,491	211,437

Total Collateralized Mortgage Obligations		152,379,718

Commercial Mortgage-Backed Securities (4.5%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
2.657%, 9/15/34(l)§	1,000,000	1,002,478
BAMLL Commercial Mortgage Securities Trust,
Series 2014-FL1 A
3.177%, 12/15/31(l)§	1,917,617	1,947,908
Bancorp Commercial Mortgage Trust,
Series 2016-CRE1 A
3.207%, 11/15/33(l)§	2,142,752	2,145,504
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	3,500,000	3,479,418
Cold Storage Trust,
Series 2017-ICE3 A
2.777%, 4/15/36(l)§	3,500,000	3,504,173
CSMC Trust,
Series 2017-CHOP A
2.527%, 7/15/32(l)§	8,000,000	7,982,243
Series 2017-HD A
2.727%, 2/15/31(l)§	5,000,000	4,997,956
DBCG Mortgage Trust,
Series 2017-BBG A
2.477%, 6/15/34(l)§	5,000,000	5,005,928

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
DBUBS Mortgage Trust,
Series 2011-LC3A A4
4.551%, 8/10/44	$4,568,883	$4,719,072
FHLMC Multifamily Structured Pass-Through Certificates,
Series K004 AX1
1.277%, 8/25/19 IO(l)	60,988,141	928,532
GS Mortgage Securities Corp. Trust,
Series 2017-500K A
2.477%, 7/15/32(l)§	2,000,000	2,002,709
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2017-MAUI A
2.548%, 7/15/34(l)§	2,500,000	2,501,878
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	4,600,000	4,609,380
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA A
2.527%, 2/15/33(b)(l)§	1,000,000	1,001,265
RAIT Trust,
Series 2017-FL7 A
2.727%, 6/15/37(l)§	3,966,170	3,966,961
Rosslyn Portfolio Trust,
Series 2017-ROSS A
2.727%, 6/15/33(l)§	5,000,000	5,011,825
Stonemont Portfolio Trust 2017- STONE,
Series 2017-MONT A
2.672%, 8/20/30(l)§	4,200,000	4,192,512
Vornado DP LLC Trust,
Series 2010-VNO A2FX
4.004%, 9/13/28§	2,775,000	2,853,155
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	970,000	979,006
WFRBS Commercial Mortgage Trust,
Series 2014-C21 ASBF
2.346%, 8/15/47(b)(l)§	1,800,000	1,798,156

Total Commercial Mortgage-Backed Securities		64,630,059

Corporate Bonds (50.1%)
Consumer Discretionary (6.4%)
Automobiles (4.3%)
BMW US Capital LLC
(ICE LIBOR USD 3 Month + 0.64%), 2.344%, 4/6/22(k)§	1,000,000	1,005,730
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.74%), 2.436%, 7/5/19(k)§	8,500,000	8,551,938
(ICE LIBOR USD 3 Month + 0.62%), 2.387%, 10/30/19(k)§	12,200,000	12,256,024
General Motors Co.
3.500%, 10/2/18	3,525,000	3,535,449
Hyundai Capital America
2.875%, 8/9/18(m)	2,000,000	2,000,000
2.875%, 8/9/18§	500,000	500,000
2.400%, 10/30/18§	1,000,000	996,870
2.550%, 2/6/19§	2,100,000	2,091,054
2.500%, 3/18/19§	3,600,000	3,581,423
1.750%, 9/27/19(m)	679,000	664,171
1.750%, 9/27/19§	6,000,000	5,868,960
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.89%), 2.612%, 1/13/22(k)(x)§	20,000,000	20,288,798
(ICE LIBOR USD 3 Month + 0.69%), 2.985%, 9/28/22(k)§	1,500,000	1,498,131

		62,838,548

Household Durables (1.0%)
DR Horton, Inc.
3.750%, 3/1/19	3,750,000	3,764,527
2.550%, 12/1/20	3,000,000	2,958,406
4.375%, 9/15/22	2,500,000	2,595,179
Newell Brands, Inc.
2.150%, 10/15/18	5,000,000	4,981,781

		14,299,893

Internet & Direct Marketing Retail (0.3%)
QVC, Inc.
3.125%, 4/1/19	4,500,000	4,488,750

Media (0.8%)
Charter Communications Operating LLC
3.579%, 7/23/20	3,500,000	3,500,000
Time Warner Cable LLC
6.750%, 7/1/18	5,800,000	5,855,489
8.750%, 2/14/19	1,000,000	1,049,192
8.250%, 4/1/19	1,000,000	1,049,300

		11,453,981

Total Consumer Discretionary		93,081,172

Consumer Staples (2.9%)
Beverages (0.5%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19(x)	4,941,000	4,941,339
Anheuser-Busch InBev Worldwide, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.052%, 1/12/24(k)	700,000	704,116
Beam Suntory, Inc.
1.750%, 6/15/18	1,000,000	997,970

		6,643,425

Food & Staples Retailing (0.5%)
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.63%), 2.687%, 3/9/20(k)	1,900,000	1,906,437
(ICE LIBOR USD 3 Month + 0.72%), 2.777%, 3/9/21(k)	5,500,000	5,534,528

		7,440,965

Food Products (0.9%)
Conagra Brands, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.204%, 10/9/20(k)	1,500,000	1,494,439
Kraft Heinz Foods Co.
(ICE LIBOR USD 3 Month + 0.42%), 2.220%, 8/9/19(k)	3,000,000	2,998,395
(ICE LIBOR USD 3 Month + 0.57%), 2.381%, 2/10/21(k)	2,500,000	2,498,973
(ICE LIBOR USD 3 Month + 0.82%), 2.630%, 8/10/22(k)	4,110,000	4,119,151
Tyson Foods, Inc.
(ICE LIBOR USD 3 Month + 0.45%), 2.342%, 8/21/20(k)	1,500,000	1,502,198

		12,613,156

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Tobacco (1.0%)
BAT Capital Corp.
2.297%, 8/14/20§	$2,000,000	$1,960,535
(ICE LIBOR USD 3 Month + 0.59%), 2.423%, 8/14/20(k)§	3,000,000	3,005,080
(ICE LIBOR USD 3 Month + 0.88%), 2.719%, 8/15/22(k)(m)	1,500,000	1,509,321
(ICE LIBOR USD 3 Month + 0.88%), 2.719%, 8/15/22(k)§	5,500,000	5,534,177
Reynolds American, Inc.
2.300%, 6/12/18	2,000,000	1,998,313
8.125%, 6/23/19	436,000	462,108

		14,469,534

Total Consumer Staples		41,167,080

Energy (2.1%)
Energy Equipment & Services (0.1%)
Halliburton Co.
2.000%, 8/1/18	1,979,000	1,973,010

Oil, Gas & Consumable Fuels (2.0%)
Energy Transfer Partners LP
2.500%, 6/15/18	1,000,000	1,000,792
9.700%, 3/15/19	2,000,000	2,122,671
9.000%, 4/15/19	1,500,000	1,586,527
5.750%, 9/1/20	2,000,000	2,089,435
4.150%, 10/1/20	2,700,000	2,741,282
EQT Corp.
(ICE LIBOR USD 3 Month + 0.77%), 2.465%, 10/1/20(k)	3,500,000	3,534,159
Phillips 66
(ICE LIBOR USD 3 Month + 0.65%), 2.372%, 4/15/19(k)§	6,500,000	6,513,647
Pioneer Natural Resources Co.
6.875%, 5/1/18	6,149,000	6,168,000
Western Gas Partners LP
2.600%, 8/15/18	2,935,000	2,920,912

		28,677,425

Total Energy		30,650,435

Financials (23.3%)
Banks (7.0%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 2.405%, 7/21/21(k)	9,300,000	9,322,715
(ICE LIBOR USD 3 Month + 0.65%), 2.345%, 10/1/21(k)	10,000,000	10,009,978
Capital One NA
(ICE LIBOR USD 3 Month + 1.15%), 3.035%, 8/17/18(k)	15,000,000	15,045,074
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.88%), 2.647%, 7/30/18(k)	3,000,000	3,005,940
(ICE LIBOR USD 3 Month + 1.31%), 3.062%, 10/26/20(k)	7,800,000	7,957,218
(ICE LIBOR USD 3 Month + 1.38%), 3.682%, 3/30/21(k)	3,300,000	3,375,242
Discover Bank
2.600%, 11/13/18	9,000,000	8,986,062
Fifth Third Bank
(ICE LIBOR USD 3 Month + 0.59%), 2.882%, 9/27/19(k)	14,000,000	14,063,056
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.55%), 2.607%, 3/9/21(k)	11,000,000	11,022,768
(ICE LIBOR USD 3 Month + 1.10%), 3.135%, 6/7/21(k)(x)	7,256,000	7,397,450
Santander Holdings USA, Inc.
2.700%, 5/24/19	1,509,000	1,503,459
2.650%, 4/17/20	4,000,000	3,954,537
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.34%), 3.365%, 3/4/21(k)	3,000,000	3,072,652
(ICE LIBOR USD 3 Month + 0.93%), 2.741%, 2/11/22(k)(x)	2,200,000	2,209,586

		100,925,737

Capital Markets (3.8%)
BGC Partners, Inc.
5.125%, 5/27/21	2,500,000	2,579,659
Goldman Sachs Group, Inc. (The)
2.900%, 7/19/18	2,000,000	2,002,684
(ICE LIBOR USD 3 Month + 1.10%), 2.939%, 11/15/18(k)	2,000,000	2,008,082
(ICE LIBOR USD 3 Month + 1.77%), 3.714%, 2/25/21(k)	4,800,000	4,956,744
(ICE LIBOR USD 3 Month + 1.17%), 3.009%, 11/15/21(k)	6,600,000	6,675,457
Mizuho Securities USA LLC
(ICE LIBOR USD 3 Month + 0.65%), 2.945%, 6/28/19(k)§	14,000,000	14,034,730
Morgan Stanley
2.450%, 2/1/19	3,000,000	2,992,771
(ICE LIBOR USD 3 Month + 0.55%), 2.294%, 2/10/21(k)	11,000,000	11,006,050
Nasdaq, Inc.
(ICE LIBOR USD 3 Month + 0.39%), 2.638%, 3/22/19(k)	5,000,000	5,006,837
USAA Capital Corp.
2.450%, 8/1/20§	2,800,000	2,774,579

		54,037,593

Consumer Finance (7.2%)
American Express Credit Corp.
(ICE LIBOR USD 3 Month + 0.73%), 2.674%, 5/26/20(k)	21,010,000	21,209,721
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.137%, 11/5/21(k)	3,900,000	3,906,277
Ford Motor Credit Co. LLC
1.897%, 8/12/19	2,000,000	1,967,900
Series 1
(ICE LIBOR USD 3 Month + 0.83%), 2.901%, 3/12/19(k)	21,900,000	21,952,713
General Motors Financial Co., Inc.
2.400%, 4/10/18	1,000,000	999,887
6.750%, 6/1/18	900,000	905,628
3.100%, 1/15/19	4,000,000	4,002,505
(ICE LIBOR USD 3 Month + 1.56%), 3.282%, 1/15/20(k)	7,100,000	7,233,480
HSBC USA, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 2.430%, 11/13/19(k)	22,200,000	22,338,335
Synchrony Financial
2.600%, 1/15/19	4,200,000	4,189,398
(ICE LIBOR USD 3 Month + 1.23%), 3.017%, 2/3/20(k)	10,415,000	10,547,564
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.37%), 2.441%, 3/12/20(k)	115,000	115,418
(ICE LIBOR USD 3 Month + 0.69%), 2.395%, 1/11/22(k)(x)	5,000,000	5,052,385

		104,421,211

Diversified Financial Services (0.8%)
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 2.175%, 7/2/20(k)§	4,550,000	4,552,960

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.25%), 2.070%, 2/13/20(k)	$2,500,000	$2,499,576
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.55%), 2.597%, 6/8/18(k)§	5,000,000	4,999,912

		12,052,448

Insurance (4.5%)
Allstate Corp. (The)
(ICE LIBOR USD 3 Month + 0.43%), 2.732%, 3/29/21(k)(x)	400,000	400,120
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.14%), 2.885%, 4/20/20(k)(x)§	5,400,000	5,473,474
(ICE LIBOR USD 3 Month + 1.23%), 2.924%, 7/1/22(k)§	9,200,000	9,351,341
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.25%), 2.542%, 12/27/18(k)§	25,200,000	25,210,125
2.200%, 1/30/20§	3,000,000	2,964,292
MetLife, Inc.
7.717%, 2/15/19	3,614,000	3,767,315
Metropolitan Life Global Funding I
(ICE LIBOR USD 3 Month + 0.22%), 2.397%, 9/19/19(k)§	7,500,000	7,510,602
Reliance Standard Life Global Funding II
2.150%, 10/15/18§	3,500,000	3,491,861
2.500%, 1/15/20(b)§	2,000,000	1,979,737
3.050%, 1/20/21§	5,000,000	4,992,997

		65,141,864

Total Financials		336,578,853

Health Care (2.4%)
Biotechnology (0.5%)
Gilead Sciences, Inc.
(ICE LIBOR USD 3 Month + 0.22%), 2.422%, 3/20/19(k)	7,535,000	7,528,045

Health Care Equipment & Supplies (0.9%)
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18	9,300,000	9,299,924
2.700%, 4/1/20	3,000,000	2,969,623
(ICE LIBOR USD 3 Month + 0.75%), 2.927%, 3/19/21(k)	1,200,000	1,203,053

		13,472,600

Health Care Providers & Services (0.1%)
Sutter Health
Series 13-B
1.674%, 8/15/53	2,000,000	1,978,415

Pharmaceuticals (0.9%)
Mylan, Inc.
2.600%, 6/24/18	7,150,000	7,148,192
2.550%, 3/28/19	5,000,000	4,973,888

		12,122,080

Total Health Care		35,101,140

Industrials (3.5%)
Aerospace & Defense (0.1%)
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.360%, 11/10/20(k)	2,100,000	2,097,592

Airlines (0.1%)
Southwest Airlines Co.
2.650%, 11/5/20	2,000,000	1,985,000

Building Products (0.1%)
Masco Corp.
3.500%, 4/1/21	1,150,000	1,151,955

Industrial Conglomerates (0.3%)
General Electric Co.
(ICE LIBOR USD 3 Month + 0.38%), 2.167%, 5/5/26(k)(x)	5,200,000	4,965,812

Machinery (0.1%)
CNH Industrial Capital LLC
4.375%, 11/6/20	1,000,000	1,016,875

Road & Rail (0.4%)
ERAC USA Finance LLC
2.800%, 11/1/18§	1,910,000	1,908,804
5.250%, 10/1/20§	900,000	948,085
Kansas City Southern
2.350%, 5/15/20	1,500,000	1,479,378
Penske Truck Leasing Co. LP
2.500%, 6/15/19§	1,000,000	993,191

		5,329,458

Trading Companies & Distributors (2.4%)
Air Lease Corp.
3.375%, 1/15/19	7,000,000	7,025,937
2.125%, 1/15/20	4,000,000	3,930,501
4.750%, 3/1/20	300,000	308,635
Aviation Capital Group LLC
2.875%, 9/17/18§	5,550,000	5,560,406
6.750%, 4/6/21§	1,100,000	1,207,938
GATX Corp.
2.500%, 3/15/19	2,000,000	1,991,966
International Lease Finance Corp.
3.875%, 4/15/18	500,000	500,090
7.125%, 9/1/18§	1,200,000	1,220,185
5.875%, 4/1/19	6,600,000	6,784,218
6.250%, 5/15/19	5,806,000	6,003,015

		34,532,891

Total Industrials		51,079,583

Information Technology (3.0%)
Internet Software & Services (0.6%)
eBay, Inc.
(ICE LIBOR USD 3 Month + 0.48%), 2.253%, 8/1/19(k)	9,585,000	9,598,015

Semiconductors & Semiconductor Equipment (0.4%)
QUALCOMM, Inc.
(ICE LIBOR USD 3 Month + 0.73%), 2.497%, 1/30/23(k)	5,500,000	5,435,033

Software (0.3%)
VMware, Inc.
2.300%, 8/21/20	4,500,000	4,375,258

Technology Hardware, Storage & Peripherals (1.7%)
Dell International LLC
3.480%, 6/1/19§	12,950,000	13,010,691
4.420%, 6/15/21§	1,350,000	1,384,858
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	4,210,000	4,213,631
(ICE LIBOR USD 3 Month + 1.93%), 3.626%, 10/5/18(k)	4,700,000	4,736,895
HP, Inc.
(ICE LIBOR USD 3 Month + 0.94%), 2.662%, 1/14/19(k)	1,000,000	1,003,236

		24,349,311

Total Information Technology		43,757,617

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.8%)
Construction Materials (0.1%)
Martin Marietta Materials, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 2.554%, 5/22/20(k)	$1,000,000	$1,002,347

Paper & Forest Products (0.7%)
Georgia-Pacific LLC
2.539%, 11/15/19§	10,420,000	10,356,271

Total Materials		11,358,618

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
American Tower Corp. (REIT)
3.400%, 2/15/19	3,300,000	3,316,663
2.800%, 6/1/20	4,000,000	3,964,824
5.900%, 11/1/21	1,250,000	1,353,823
AvalonBay Communities, Inc. (REIT)
(ICE LIBOR USD 3 Month + 0.43%), 2.150%, 1/15/21(k)(x)	1,300,000	1,299,214
Ventas Realty LP (REIT)
2.700%, 4/1/20	2,300,000	2,277,150
VEREIT Operating Partnership LP (REIT)
3.000%, 2/6/19	3,500,000	3,499,198
WEA Finance LLC (REIT)
2.700%, 9/17/19§	8,475,000	8,430,567

Total Real Estate		24,141,439

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.
5.800%, 2/15/19	2,281,000	2,338,609
(ICE LIBOR USD 3 Month + 0.95%), 2.672%, 7/15/21(k)	8,300,000	8,378,208
(ICE LIBOR USD 3 Month + 0.89%), 2.723%, 2/14/23(k)(x)	4,400,000	4,453,711
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 3.145%, 3/16/22(k)	9,300,000	9,453,125

Total Telecommunication Services		24,623,653

Utilities (2.3%)
Electric Utilities (1.2%)
Jersey Central Power & Light Co.
7.350%, 2/1/19	2,025,000	2,094,550
Kentucky Utilities Co.
3.250%, 11/1/20	5,000,000	5,047,701
Southern Co. (The)
2.350%, 7/1/21	8,000,000	7,773,332
Tampa Electric Co.
6.100%, 5/15/18	2,000,000	2,008,380

		16,923,963

Gas Utilities (0.3%)
Dominion Energy Gas Holdings LLC
2.500%, 12/15/19	4,300,000	4,257,381

Independent Power and Renewable Electricity Producers (0.1%)
Southern Power Co.
(ICE LIBOR USD 3 Month + 0.55%), 2.752%, 12/20/20(k)§	1,400,000	1,405,473

Multi-Utilities (0.7%)
Sempra Energy
(ICE LIBOR USD 3 Month + 0.25%), 1.959%, 7/15/19(k)(x)	5,000,000	5,000,950
(ICE LIBOR USD 3 Month + 0.45%), 2.575%, 3/15/21(k)	2,000,000	2,006,126
TECO Finance, Inc.
(ICE LIBOR USD 3 Month + 0.60%), 2.308%, 4/10/18(k)	3,140,000	3,139,794

		10,146,870

Total Utilities		32,733,687

Total Corporate Bonds		724,273,277

Mortgage-Backed Securities (0.1%)
FHLMC
3.490%, 11/1/23(l)	1,929	1,951
3.548%, 1/1/34(l)	11,101	11,657
3.515%, 10/1/35(l)	9,307	9,707
3.551%, 11/1/35(l)	8,540	8,918
3.345%, 7/1/36(l)	329,520	336,767
3.238%, 9/1/36(l)	323,315	334,291
3.428%, 10/1/36(l)	183,722	191,372
FNMA
3.551%, 11/1/34(l)	212,142	224,501
3.189%, 1/1/35(l)	4,711	4,851
3.337%, 7/1/35(l)	39,097	40,161
3.499%, 12/1/35(l)	70,460	73,320
3.954%, 1/1/36(l)	35,502	37,662
3.807%, 3/1/36(l)	71,221	74,630
3.890%, 3/1/36(l)	62,340	65,764
2.401%, 3/1/44(l)	176,989	178,431
2.401%, 7/1/44(l)	2,107	2,125
2.401%, 10/1/44(l)	14,311	14,428

Total Mortgage-Backed Securities		1,610,536

Municipal Bonds (2.9%)
New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue Refunding, Series B
3.290%, 7/1/19	1,000,000	995,560
New York City Transitional Finance Authority Revenue Bonds, Series B, Subseries B-2
1.350%, 11/1/18	6,095,000	6,064,769
New York State Urban Development Corp., St Personal Income Tax
2.100%, 3/15/22	4,095,000	4,034,640
Public Finance Authority Wisconsin Healthcare Facilities Revenue Bonds, Series B
2.625%, 11/1/19	6,500,000	6,404,515
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A-T
2.743%, 9/1/18	300,000	299,532
San Francisco City & County Redevelopment Agency, Affordable Housing Projects
2.193%, 8/1/19	1,750,000	1,737,522
State of California, High Speed Passenger Train, General Obligation Bonds, Series C
(ICE LIBOR USD 1 Month + 0.78%, 11.00% Cap), 2.450%, 4/1/47(k)	7,000,000	7,051,870

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
State of Mississippi, Refunding, LIBOR, Series C
(ICE LIBOR USD 1 Month + 0.40%, 11.00% Cap), 2.086%, 11/1/28(k)	$10,000,000	$10,003,300
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds, Series 2014B, AGM
2.945%, 3/1/19	500,000	500,380
3.195%, 9/1/19	500,000	502,085
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47	795,000	787,249
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series B
(ICE LIBOR USD 1 Month + 1.10%, 12.00% Cap), 2.358%, 1/1/42(k)	3,000,000	3,017,490

Total Municipal Bonds		41,398,912

U.S. Government Agency Securities (1.9%)
FHLMC
1.600%, 7/26/19	10,000,000	9,925,349
1.800%, 4/13/20	5,000,000	4,936,894
FNMA
1.750%, 7/24/20	3,725,000	3,668,948
1.800%, 7/24/20	8,500,000	8,382,251

Total U.S. Government Agency Securities		26,913,442

Total Long-Term Debt Securities (82.8%) (Cost $1,194,365,059)		1,196,176,959

SHORT-TERM INVESTMENTS:
Certificates of Deposit (1.5%)
First Republicbank Corp.
2.40%, 4/17/18(b)§	21,500,000	21,498,538

Commercial Paper (15.5%)
CenterPoint Energy Resources Corp.
4.01%, 4/2/18(n)(p)	14,300,000	14,296,816
Dominion Energy, Inc.
2.39%, 4/16/18(n)(p)	10,900,000	10,888,413
Enbridge Energy Partners LP
2.72%, 4/6/18(n)(p)	8,000,000	7,996,375
2.39%, 4/16/18(n)(p)	6,000,000	5,993,622
Energy Transfer Partners LP
4.59%, 4/2/18(n)(p)	7,500,000	7,498,087
3.09%, 4/6/18(n)(p)	1,000,000	999,486
Entergy Corp.
2.66%, 4/10/18(n)(p)	5,500,000	5,495,939
Equifax, Inc.
2.84%, 4/5/18(n)(p)	2,200,000	2,199,132
FedEx Corp.
2.72%, 4/6/18(n)(p)	13,000,000	12,994,110
Ford Motor Credit Co. LLC
2.96%, 2/19/19(n)(p)	4,300,000	4,188,059
Humana, Inc.
2.52%, 5/7/18(n)(p)	14,000,000	13,963,797
ING US Funding LLC
2.10%, 5/11/18(n)(p)	10,000,000	9,976,123
Mondelez International, Inc.
2.38%, 4/18/18(n)(p)	10,000,000	9,988,094
2.44%, 5/4/18(n)(p)	5,000,000	4,988,510
NiSource, Inc.
2.72%, 4/6/18(n)(p)	21,500,000	21,490,258
QUALCOMM, Inc.
2.10%, 5/30/18(n)(p)	9,000,000	8,968,550
Rockwell Collins, Inc.
2.39%, 4/16/18(n)(p)	14,000,000	13,985,118
Schlumberger Holdings Corp.
2.45%, 6/20/18(n)(p)	9,700,000	9,646,841
Sempra Global
2.44%, 5/8/18(n)(p)	6,600,000	6,583,060
Spectra Energy Partners LP
2.44%, 4/12/18(n)(p)	14,500,000	14,488,209
Spire, Inc.
4.01%, 4/2/18(n)(p)	10,700,000	10,697,618
2.84%, 4/5/18(n)(p)	4,000,000	3,998,421
UDR, Inc.
3.03%, 4/4/18(n)(p)	5,000,000	4,998,316
Viacom, Inc.
2.53%, 6/15/18(n)(p)	5,400,000	5,371,288
WEC Energy Group, Inc.
2.84%, 4/5/18(n)(p)	13,195,000	13,189,792

Total Commercial Paper		224,884,034

Repurchase Agreements (0.6%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $750,109, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $765,000.(xx)	750,000	750,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,000,150, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $1,020,051.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $800,117, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $816,041.(xx)	800,000	800,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $3,274,662, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $3,339,684.(xx)	3,274,195	3,274,195

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $204,103.(xx)	$200,000	$200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,200,185, collateralized by various Common Stocks; total market value $1,334,781.(xx)	1,200,000	1,200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,200,185, collateralized by various Common Stocks; total market value $1,334,781.(xx)	1,200,000	1,200,000

Total Repurchase Agreements		8,424,195

Total Short-Term Investments (17.6%) (Cost $254,832,802)		254,806,767

Total Investments in Securities (100.4%) (Cost $1,449,197,861)		1,450,983,726
Other Assets Less Liabilities (-0.4%)		(6,370,296)

Net Assets (100%)		$1,444,613,430

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2018, the market value of these securities amounted to $378,778,064 or 26.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2018, the market value of these securities amounted to $52,869,529 or 3.7% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2018.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $4,173,492 or 0.3% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $8,207,983. This was secured by cash collateral of $8,424,195 which was subsequently invested in joint repurchase agreements with a total value of $8,424,195, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

ARM — Adjustable Rate Mortgage

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

USD — United States Dollar

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Eurodollar	8,817	12/2018	USD	2,149,253,963	(2,516,339)

					(2,516,339)

Short Contracts
U.S. Treasury 10 Year Note	(92)	6/2018	USD	(11,144,938)	(117,995)
U.S. Treasury 2 Year Note	(1,492)	6/2018	USD	(317,213,188)	89,529
U.S. Treasury 5 Year Note	(3,257)	6/2018	USD	(372,799,273)	(1,208,991)
3 Month Eurodollar	(2,947)	12/2019	USD	(716,231,512)	3,181,998

					1,944,541

					(571,798)

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$184,971,015	$—	$184,971,015
Collateralized Mortgage Obligations	—	152,379,718	—	152,379,718
Commercial Mortgage-Backed Securities	—	64,630,059	—	64,630,059
Corporate Bonds
Consumer Discretionary	—	93,081,172	—	93,081,172
Consumer Staples	—	41,167,080	—	41,167,080
Energy	—	30,650,435	—	30,650,435
Financials	—	336,578,853	—	336,578,853
Health Care	—	35,101,140	—	35,101,140
Industrials	—	51,079,583	—	51,079,583
Information Technology	—	43,757,617	—	43,757,617
Materials	—	11,358,618	—	11,358,618
Real Estate	—	24,141,439	—	24,141,439
Telecommunication Services	—	24,623,653	—	24,623,653
Utilities	—	32,733,687	—	32,733,687
Futures	3,271,527	—	—	3,271,527
Mortgage-Backed Securities	—	1,610,536	—	1,610,536
Municipal Bonds	—	41,398,912	—	41,398,912
Short-Term Investments
Certificates of Deposit	—	21,498,538	—	21,498,538
Commercial Paper	—	224,884,034	—	224,884,034
Repurchase Agreements	—	8,424,195	—	8,424,195
U.S. Government Agency Securities	—	26,913,442	—	26,913,442

Total Assets	$3,271,527	$1,450,983,726	$—	$1,454,255,253

Liabilities:
Futures	$(3,843,325)	$—	$—	$(3,843,325)

Total Liabilities	$(3,843,325)	$—	$—	$(3,843,325)

Total	$(571,798)	$1,450,983,726	$—	$1,450,411,928

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,126,520
Aggregate gross unrealized depreciation	(8,256,051)

Net unrealized appreciation	$870,469

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,449,541,459

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.2%)
Aircraft Certificate Owner Trust,
Series 2003-1A E
7.001%, 9/20/22(b)§		$176,344	$184,279
Ally Auto Receivables Trust,
Series 2017-2 A2
1.490%, 11/15/19		334,824	334,064
Ally Master Owner Trust,
Series 2015-3 A
1.630%, 5/15/20		623,000	622,376
Series 2017-1 A
2.177%, 2/15/21(l)		800,000	801,059
American Express Credit Account Master Trust,
Series 2017-4 A
1.640%, 12/15/21		1,300,000	1,287,305
AmeriCredit Automobile Receivables Trust,
Series 2016-4 A2A
1.340%, 4/8/20		88,068	87,913
Series 2017-1 A2A
1.510%, 5/18/20		377,531	376,385
Series 2017-3 A2A
1.690%, 12/18/20		175,916	175,249
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A
2.970%, 2/20/20§		821,000	821,986
Series 2016-1A A
2.990%, 6/20/22§		207,000	206,277
Babson CLO Ltd.,
Series 2014-IIA AR
2.881%, 10/17/26(l)§		700,000	700,105
Bank of The West Auto Trust,
Series 2015-1 A3
1.310%, 10/15/19§		38,320	38,302
Barclays Dryrock Issuance Trust,
Series 2015-4 A
1.720%, 8/16/21		345,000	343,651
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A
2.710%, 2/17/26§		615,000	603,947
Capital One Multi-Asset Execution Trust,
Series 2015-A5 A5
1.600%, 5/17/21		397,000	396,064
Series 2016-A1 A1
2.227%, 2/15/22(l)		800,000	802,617
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-3A A1AR
2.910%, 7/27/26(l)§		800,000	800,333
Series 2014-5A A1R
2.862%, 10/16/25(l)§		700,000	699,987
CarMax Auto Owner Trust,
Series 2015-4 A3
1.560%, 11/16/20		282,440	280,840
Chase Issuance Trust,
Series 2017-A1 A
2.077%, 1/18/22(l)		800,000	802,032
Chrysler Capital Auto Receivables Trust,
Series 2016-AA A3
1.770%, 10/15/20§		276,021	275,394
CIFC Funding Ltd.,
Series 2013-3A A1AR
2.761%, 10/24/25(l)§		641,581	641,672
CLUB Credit Trust,
Series 2017-P2 A
2.610%, 1/15/24§		279,659	278,924
CNH Equipment Trust,
Series 2014-B A4
1.610%, 5/17/21		82,602	82,524
Series 2015-A A4
1.850%, 4/15/21		311,723	310,099
Continental Airlines Pass-Through Trust,
Series 2010-1 A
4.750%, 1/12/21		387,134	396,347
Series 2010-1 B
6.000%, 1/12/19		309,883	315,492
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§		38,538	38,537
Series 2017-D A
1.870%, 3/15/21§		368,823	367,238
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
2.872%, 1/16/26(l)§		700,000	700,096
CVS Pass-Through Trust,
5.789%, 1/10/26§		261,278	276,530
Dryden 34 Senior Loan Fund,
Series 2014-34A AR
2.882%, 10/15/26(l)§		800,000	800,190
DT Auto Owner Trust,
Series 2017-3A A
1.730%, 8/17/20§		96,809	96,539
Series 2018-1A A
2.590%, 5/17/21(b)§		438,000	437,992
ECMC Group Student Loan Trust,
Series 2018-1A A
2.533%, 2/27/68(b)(l)§		800,000	799,856
Emerald Bay SA,
(Zero Coupon), 10/8/20(b)§	EUR	1,054,000	1,212,596
Exeter Automobile Receivables Trust,
Series 2016-3A A
1.840%, 11/16/20§		$44,284	44,119
Series 2017-2A A
2.110%, 6/15/21§		127,777	127,412
Series 2018-1A A
2.210%, 5/17/21§		453,124	451,754
Fifth Third Auto Trust,
Series 2014-3 A4
1.470%, 5/17/21		256,077	255,813
Flagship Credit Auto Trust,
Series 2016-3 A1
1.610%, 12/15/19§		20,348	20,343
Series 2016-4 A2
1.960%, 2/16/21§		170,000	169,365
Series 2016-4 D
3.890%, 11/15/22§		170,000	168,835
Series 2017-2 A
1.850%, 7/15/21§		194,474	193,449
Series 2017-3 A
1.880%, 10/15/21§		202,722	201,284
Series 2017-4 A
2.070%, 4/15/22§		167,617	166,343
Flagship VII Ltd.,
Series 2013-7A A1R
2.865%, 1/20/26(l)§		700,000	700,032

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Ford Credit Auto Lease Trust,
Series 2017-A A2A
1.560%, 11/15/19	$261,634	$260,817
Series 2017-A A2B
1.917%, 11/15/19(l)	457,860	457,892
Ford Credit Auto Owner Trust,
Series 2014-2 A
2.310%, 4/15/26§	412,000	409,694
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2 A1
1.980%, 1/15/22	447,000	441,427
Series 2016-1 A1
1.760%, 2/15/21	342,000	339,243
Series 2017-1 A1
2.070%, 5/15/22	400,000	393,616
GE Capital Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22	526,000	524,561
GM Financial Automobile Leasing Trust,
Series 2015-3 A3
1.690%, 3/20/19	177,737	177,569
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1
1.650%, 5/15/20§	303,782	303,455
Series 2016-1 A1
1.960%, 5/17/21§	431,000	427,459
Series 2018-2 A2
2.241%, 3/15/23(b)(l)§	1,000,000	999,640
Golden Credit Card Trust,
Series 2017-1A A
2.177%, 2/15/21(l)§	800,000	801,276
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR
3.130%, 10/29/26(l)§	1,000,000	1,000,476
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3
1.410%, 6/15/20	61,567	61,408
Series 2015-2 A3
1.300%, 3/16/20	110,707	110,576
Hertz Vehicle Financing II LP,
Series 2015-2A A
2.020%, 9/25/19§	260,000	259,006
Series 2016-1A A
2.320%, 3/25/20§	341,000	339,112
Hertz Vehicle Financing LLC,
Series 2013-1A A2
1.830%, 8/25/19§	950,000	948,158
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR
2.412%, 7/15/26(l)§	800,000	799,991
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
2.567%, 1/17/28(l)§	1,000,000	999,835
KVK CLO Ltd.,
Series 2013-2A AR
2.872%, 1/15/26(l)§	900,000	900,132
Madison Park Funding XIII Ltd.,
Series 2014-13A AR
2.849%, 1/19/25(l)§	900,000	900,149
Marlette Funding Trust,
Series 2016-1A A
3.060%, 1/17/23§	20,762	20,784
Series 2017-1A A
2.827%, 3/15/24§	85,260	85,268
Series 2017-2A A
2.390%, 7/15/24§	137,157	136,835
Series 2017-3A A
2.360%, 12/15/24§	97,833	97,492
Series 2017-3A B
3.010%, 12/15/24§	100,000	98,787
Series 2018-1A A
2.610%, 3/15/28§	323,014	322,543
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
2.934%, 4/18/25(l)§	600,000	600,115
MP CLO VI Ltd.,
Series 2014-2A AR
2.922%, 1/15/27(l)§	900,000	900,146
Nissan Master Owner Trust Receivables,
Series 2016-A A1
2.417%, 6/15/21(l)	1,300,000	1,306,268
Octagon Investment Partners XIX Ltd.,
Series 2014-1A AR
2.822%, 4/15/26(l)§	800,000	800,126
OZLM IX Ltd.,
Series 2014-9A A1R
2.965%, 1/20/27(l)§	800,000	800,183
Palmer Square CLO Ltd.,
Series 2013-2A A1AR
2.951%, 10/17/27(l)§	700,000	704,387
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
2.645%, 7/25/29(l)	538,427	543,925
Prosper Marketplace Issuance Trust,
Series 2017-2A B
3.480%, 9/15/23§	100,000	99,719
Regatta V Funding Ltd.,
Series 2014-1A A1AR
2.905%, 10/25/26(l)§	800,000	800,117
Santander Drive Auto Receivables Trust,
Series 2017-1 A2
1.490%, 2/18/20	227,038	226,792
Series 2017-3 A2
1.670%, 6/15/20	155,024	154,673
SBA Small Business Investment Cos.,
Series 2008-P10B 1
5.944%, 8/10/18	213,401	214,611
SBA Tower Trust,
3.156%, 10/8/20§	351,000	345,502
SLM Private Education Loan Trust,
Series 2013-B A2A
1.850%, 6/17/30§	585,341	581,009
SLM Student Loan Trust,
Series 2008-9 A
3.245%, 4/25/23(l)	3,645,838	3,720,701

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SoFi Consumer Loan Program LLC,
Series 2016-2 A
3.090%, 10/27/25§	$89,606	$89,670
Series 2016-3 A
3.050%, 12/26/25§	126,467	126,311
Series 2017-2 A
3.280%, 2/25/26§	150,672	151,195
Series 2017-3 A
2.770%, 5/25/26§	159,707	158,515
Series 2017-5 A2
2.780%, 9/25/26§	275,000	270,848
Series 2017-6 A1
2.200%, 11/25/26§	610,609	607,687
Series 2017-6 A2
2.820%, 11/25/26§	160,000	158,232
SoFi Consumer Loan Program Trust,
Series 2018-1 A1
2.550%, 2/25/27§	402,723	401,355
Sofi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47(b)§	900,000	898,111
Staniford Street CLO Ltd.,
Series 2014-1A AR
3.305%, 6/15/25(l)§	800,000	800,510
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
2.881%, 1/17/26(l)§	600,000	600,093
Series 2013-1A A2R
2.901%, 1/17/26(l)§	600,000	600,100
Synchrony Credit Card Master Note Trust,
Series 2015-3 A
1.740%, 9/15/21	382,000	380,697
Series 2016-1 A
2.040%, 3/15/22	223,000	221,970
TICP CLO III Ltd.,
Series 2014-3A AR
2.925%, 1/20/27(l)§	600,000	600,101
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	32,713	33,606
Series 2004-20C 1
4.340%, 3/1/24	315,639	320,069
Series 2005-20B 1
4.625%, 2/1/25	30,656	31,376
Series 2008-20G 1
5.870%, 7/1/28	455,817	484,668
Venture XII CLO Ltd.,
Series 2012-12A ARR
2.784%, 2/28/26(l)§	1,000,000	999,955
Westlake Automobile Receivables Trust,
Series 2016-2A A2
1.570%, 6/17/19§	12,121	12,117
Series 2017-1A A2
1.780%, 4/15/20§	358,166	357,378
Series 2018-1A A1
1.750%, 2/15/19§	270,711	270,527
World Financial Network Credit Card Master Trust,
Series 2015-A A
2.257%, 2/15/22(l)	343,000	343,033
Series 2017-B A
1.980%, 6/15/23	305,000	301,862
Series 2018-A A
3.070%, 12/16/24	515,000	514,577

Total Asset-Backed Securities		54,043,584

Collateralized Mortgage Obligations (2.0%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
3.639%, 9/25/35(l)	168,866	160,070
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	952,075	893,057
Series 2005-J12 2A1
2.142%, 8/25/35(l)	633,357	444,330
Series 2006-OA22 A1
2.032%, 2/25/47(l)	179,791	172,609
Series 2006-OA6 1A2
2.081%, 7/25/46(l)	63,008	62,005
Series 2006-OC7 2A2A
2.041%, 7/25/46(l)	608,247	581,896
Series 2007-14T2 A1
6.000%, 7/25/37	586,067	444,728
Series 2007-OH1 A1D
2.081%, 4/25/47(l)	122,016	109,879
American Home Mortgage Investment Trust,
Series 2004-3 5A
3.706%, 10/25/34(l)	14,009	14,069
Banc of America Funding Trust,
Series 2004-A 1A3
3.600%, 9/20/34(l)	59,052	60,263
Series 2006-H 4A2
3.723%, 9/20/46(l)	292,309	264,366
Series 2006-J 4A1
4.028%, 1/20/47(l)	16,702	16,030
BCAP LLC Trust,
Series 2011-RR8 2A1
3.542%, 8/26/37(l)§	316,521	317,495
Series 2013-RR1 10A2
6.858%, 10/26/36(l)§	752,609	734,453
Series 2014-RR5 1A3
1.831%, 1/26/36(l)§	624,209	610,476
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.589%, 9/25/35(l)	237,020	209,386
Series 2006-4 21A1
3.503%, 8/25/36(l)	77,889	59,989
Bear Stearns ARM Trust,
Series 2003-9 2A1
3.794%, 2/25/34(l)	68,272	69,387
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
2.032%, 12/25/46(l)	776,019	724,417
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
3.633%, 1/26/36(l)	107,617	95,384

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.412%, 8/25/34(l)		$5,161	$4,860
Series 2005-11 3A1
2.580%, 4/25/35(l)		115,583	104,557
Series 2005-2 1A1
2.512%, 3/25/35(l)		64,690	56,292
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
3.545%, 8/25/35(l)		25,517	25,612
Series 2009-7 5A2
5.500%, 12/25/35§		596,877	499,554
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
3.414%, 5/25/35(l)		72,386	73,043
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		677,695	567,123
EMF NL BV,
Series 2008-2X A2
0.672%, 7/17/41(l)(m)	EUR	765,000	871,845
EMF-NL Prime BV,
Series 2008-APRX A2
0.472%, 4/17/41(l)(m)		299,934	350,730
Eurosail-UK plc,
Series 2007-4X A3
1.553%, 6/13/45(l)(m)	GBP	1,005,895	1,414,488
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2 M2
4.071%, 9/25/24(l)		$222,854	230,058
Series 2015-DN1 M3
6.022%, 1/25/25(l)		280,213	302,394
Series 2015-DNA1 M2
3.722%, 10/25/27(l)		110,000	112,281
Series 2015-DNA2 M2
4.471%, 12/25/27(l)		355,209	362,769
Series 2015-DNA3 M2
4.722%, 4/25/28(l)		175,077	181,474
Series 2015-HQ1 M2
4.071%, 3/25/25(l)		0	—
Series 2015-HQ2 M2
3.822%, 5/25/25(l)		271,929	279,174
Series 2015-HQA1 M2
4.521%, 3/25/28(l)		128,237	130,847
Series 2016-DNA1 M2
4.772%, 7/25/28(l)		253,811	260,410
Series 2016-DNA4 M2
3.171%, 3/25/29(l)		428,000	432,822
Series 2016-HQA1 M2
4.622%, 9/25/28(l)		252,028	257,856
Series 2016-HQA2 M2
4.122%, 11/25/28(l)		258,993	265,419
First Horizon Mortgage Pass- Through Trust,
Series 2006-2 1A3
6.000%, 8/25/36		481,657	426,261
FNMA,
Series 2013-C01 M2
7.121%, 10/25/23(l)		190,000	221,128
Series 2014-C01 M1
3.472%, 1/25/24(l)		57,822	58,250
Series 2014-C04 2M2
6.872%, 11/25/24(l)		247,847	278,667
Series 2015-C01 2M2
6.422%, 2/25/25(l)		114,599	124,380
Series 2016-C01 1M1
3.822%, 8/25/28(l)		144,274	145,084
Series 2016-C01 2M1
3.971%, 8/25/28(l)		33,375	33,498
Series 2016-C02 1M1
4.021%, 9/25/28(l)		123,320	124,245
Series 2016-C03 1M1
3.872%, 10/25/28(l)		81,385	82,624
Series 2016-C03 2M1
4.071%, 10/25/28(l)		87,757	88,376
Series 2016-C04 1M1
3.322%, 1/25/29(l)		105,960	106,806
Series 2016-C05 2M1
3.222%, 1/25/29(l)		80,231	80,597
GNMA,
Series 2015-H20 FB
2.175%, 8/20/65(l)		649,357	651,546
Series 2016-H11 F
2.375%, 5/20/66(l)		725,527	734,610
Series 2016-H15 FA
2.375%, 7/20/66(l)		927,996	939,392
Series 2017-H10 FB
2.550%, 4/20/67(l)		1,758,592	1,814,419
GreenPoint Mortgage Funding Trust,
Series 2007-AR1 3A1
1.972%, 2/25/37(l)		3	26
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		794,279	704,472
Series 2005-AR6 2A1
3.616%, 9/25/35(l)		169,885	173,282
Series 2006-2F 2A13
5.750%, 2/25/36		385,944	373,984
Series 2006-AR2 2A1
3.526%, 4/25/36(l)		155,331	139,581
Series 2007-AR1 2A1
3.546%, 3/25/47(l)		436,051	401,051
HarborView Mortgage Loan Trust,
Series 2006-12 2A2A
1.998%, 1/19/38(l)		885,512	867,764
Series 2006-13 A
1.988%, 11/19/46(l)		115,455	99,002
Impac CMB Trust,
Series 2003-8 2A1
2.772%, 10/25/33(l)		14,616	14,478
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
2.142%, 7/25/35(l)		357,615	293,061
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.446%, 8/25/35(l)		652,271	589,934
Series 2006-AR39 A1
2.052%, 2/25/37(l)		950,907	896,692

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
3.504%, 8/25/34(l)		$96,546	$96,504
Series 2007-A1 3A3
3.704%, 7/25/35(l)		112,496	115,252
Series 2007-S3 1A90
7.000%, 8/25/37		75,997	69,437
Kensington Mortgage Securities plc,
Series 2007-1X A3C
2.277%, 6/14/40(l)(m)		979,425	962,499
Lehman XS Trust,
Series 2006-4N A1C1
2.102%, 4/25/46(l)		202,900	193,880
Ludgate Funding plc,
Series 2007-1 A2A
0.679%, 1/1/61(l)(m)	GBP	903,726	1,209,917
Series 2008-W1X A1
1.119%, 1/1/61(l)(m)		136,711	188,115
Merrill Lynch Mortgage Investors Trust,
Series 2005-2 3A
2.664%, 10/25/35(l)		$38,088	36,336
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
3.711%, 12/25/32(l)		32,795	32,571
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
2.102%, 4/25/36(l)		700,719	661,437
Nomura Resecuritization Trust,
Series 2014-7R 2A3
1.821%, 12/26/35(l)§		952,043	942,523
RALI Trust,
Series 2005-QO2 A1
2.643%, 9/25/45(l)		551,479	522,826
Series 2006-QA6 A1
2.062%, 7/25/36(l)		982,101	907,028
Series 2007-QS2 A6
6.250%, 1/25/37		772,826	714,755
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
2.211%, 1/25/36(l)§		485,209	459,155
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		20,562	15,957
Series 2006-A12 A1
6.250%, 11/25/36		189,651	127,688
Sequoia Mortgage Trust,
Series 10 2A1
2.582%, 10/20/27(l)		6,578	6,283
Series 2003-4 2A1
2.172%, 7/20/33(l)		27,421	26,389
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
2.058%, 7/19/35(l)		144,765	137,905
Series 2006-AR3 11A1
2.081%, 4/25/36(l)		853,559	779,457
Series 2006-AR3 12A1
2.091%, 5/25/36(l)		524,962	475,725
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
2.683%, 8/25/42(l)		29,860	28,858
Series 2005-AR17 A1A1
2.142%, 12/25/45(l)		60,621	60,479
Series 2006-AR14 1A4
3.021%, 11/25/36(l)		736,732	702,225
Series 2006-AR9 1A
2.283%, 8/25/46(l)		245,738	229,483
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-5 A6
6.000%, 6/25/37		397,798	396,654
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 2M1
4.722%, 11/25/25(b)(l)§		22,619	22,785

Total Collateralized Mortgage Obligations			33,413,230

Commercial Mortgage-Backed Securities (1.8%)
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF
2.777%, 11/15/33(b)(l)§		565,000	566,275
BHMS Mortgage Trust,
Series 2014-ATLS AFX
3.601%, 7/5/33§		450,000	442,214
BX Trust,
Series 2017-IMC A
2.827%, 10/15/32(l)§		300,000	300,322
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4
3.544%, 11/15/50		470,000	466,237
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§		630,000	630,644
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 A5
3.137%, 2/10/48		341,977	336,643
Series 2016-C1 A4
3.209%, 5/10/49		606,000	594,713
COMM Mortgage Trust,
Series 2013-CR6 A2
2.122%, 3/10/46		127,787	127,664
Series 2013-SFS A1
1.873%, 4/12/35§		176,404	170,452
Series 2015-CR26 ASB
3.373%, 10/10/48		3,000,000	3,023,023
Series 2015-DC1 A5
3.350%, 2/10/48		235,000	232,897
Series 2016-COR1 ASB
2.972%, 10/10/49		1,500,000	1,470,510
CSAIL Commercial Mortgage Trust,
Series 2015-C2 A4
3.504%, 6/15/57		121,432	121,163
Series 2015-C3 A4
3.718%, 8/15/48		302,887	306,251
Series 2015-C4 A4
3.808%, 11/15/48		400,000	407,349

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Great Wolf Trust,
Series 2017-WOLF A
2.777%, 9/15/34(l)§	$289,000	$289,396
GS Mortgage Securities Corp. II,
Series 2013-KING A
2.706%, 12/10/27§	549,517	547,347
Series 2015-GC30 AAB
3.120%, 5/10/50	1,000,000	997,441
Series 2018-GS9 A4
3.992%, 3/10/51	510,000	525,987
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§	800,000	802,193
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§	4,623,000	4,762,315
Series 2013-G1 A2
3.557%, 4/10/31(l)§	507,108	492,752
Series 2014-GC18 C
4.944%, 1/10/47(l)	350,000	348,385
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§	70,462	70,436
Series 2010-C2 D
5.662%, 11/15/43(l)§	330,600	333,545
Series 2012-C6 E
5.136%, 5/15/45(l)§	189,221	163,051
Series 2012-C8 C
4.606%, 10/15/45(l)§	180,000	181,349
Series 2012-LC9 E
4.372%, 12/15/47(l)§	455,400	421,015
Series 2015-SGP A
3.477%, 7/15/36(l)§	374,703	373,644
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA
0.913%, 9/15/47 IO(l)	7,648,026	334,797
Series 2015-C31 A3
3.801%, 8/15/48	329,944	336,231
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	271,069	256,230
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47	800,000	808,079
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D
5.000%, 7/15/56	173,000	165,973
Series 2014-CPT B
3.446%, 7/13/29(l)§	800,000	797,799
Series 2015-XLF2 AFSA
3.610%, 8/15/26(b)(l)§	153,847	153,821
Series 2015-XLF2 SNMA
3.690%, 11/15/26(b)(l)§	140,609	139,865
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	4,590,000	4,737,956
Starwood Retail Property Trust,
Series 2014-STAR A
2.997%, 11/15/27(l)§	535,672	535,595
UBS Commercial Mortgage Trust,
Series 2018-C8 A4
3.983%, 2/15/51	335,000	343,700
Series 2018-C9 A4
4.117%, 3/15/51	510,000	528,516
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5
2.850%, 12/10/45	465,583	457,815
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 XA
1.358%, 8/15/50 IO(l)	6,656,616	333,072
Series 2016-NXS6 C
4.311%, 11/15/49(l)	275,000	271,828
WFRBS Commercial Mortgage Trust,
Series 2013-C14 A5
3.337%, 6/15/46	325,596	326,422
Series 2014-C20 A2
3.036%, 5/15/47	237,299	237,474
Series 2014-C23 D
3.992%, 10/15/57(l)§	287,700	229,186

Total Commercial Mortgage-Backed Securities		30,499,572

Corporate Bonds (12.1%)
Consumer Discretionary (0.7%)
Auto Components (0.0%)
Allison Transmission, Inc.
5.000%, 10/1/24§	255,000	252,781

Automobiles (0.3%)
Daimler Finance North America LLC
2.000%, 8/3/18§	1,600,000	1,595,656
2.250%, 3/2/20§	775,000	761,814
General Motors Co.
3.500%, 10/2/18	180,000	180,534
Volkswagen Group of America Finance LLC
1.650%, 5/22/18§	1,020,000	1,018,236
2.450%, 11/20/19(b)§	800,000	793,724

		4,349,964

Hotels, Restaurants & Leisure (0.0%)
International Game Technology plc
6.250%, 2/15/22§	200,000	209,500
6.500%, 2/15/25§	250,000	269,062

		478,562

Household Durables (0.0%)
KB Home
4.750%, 5/15/19	147,000	148,073

Internet & Direct Marketing Retail (0.0%)
Expedia Group, Inc.
3.800%, 2/15/28	281,000	260,101

Media (0.4%)
Altice Financing SA
6.625%, 2/15/23§	1,000,000	990,000
Altice Finco SA
7.625%, 2/15/25(x)§	200,000	197,260
Altice Luxembourg SA
7.625%, 2/15/25(x)§	500,000	427,500
Charter Communications Operating LLC
4.908%, 7/23/25	1,600,000	1,628,800
Cox Communications, Inc.
2.950%, 6/30/23§	125,000	119,785
CSC Holdings LLC
6.750%, 11/15/21	65,000	67,762
5.375%, 2/1/28§	500,000	471,250

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
DISH DBS Corp.
7.875%, 9/1/19		$900,000	$942,188
Time Warner Cable LLC
5.000%, 2/1/20		167,000	171,384
4.500%, 9/15/42		290,000	249,400
Time Warner, Inc.
4.875%, 3/15/20		177,000	182,796
3.400%, 6/15/22		76,000	75,792
3.600%, 7/15/25		320,000	310,266
Ziggo Secured Finance BV
5.500%, 1/15/27§		255,000	239,624

			6,073,807

Total Consumer Discretionary			11,563,288

Consumer Staples (0.6%)
Food & Staples Retailing (0.2%)
CVS Health Corp.
3.125%, 3/9/20		800,000	801,166
3.700%, 3/9/23		900,000	904,887
4.100%, 3/25/25		205,000	206,771
4.300%, 3/25/28		205,000	205,801
Woolworths Group Ltd.
4.550%, 4/12/21§		600,000	618,976

			2,737,601

Food Products (0.3%)
Bunge Ltd. Finance Corp.
8.500%, 6/15/19		4,000	4,250
Campbell Soup Co.
3.300%, 3/15/21(x)		1,000,000	1,005,700
Danone SA
1.691%, 10/30/19(b)§		200,000	196,204
2.589%, 11/2/23§		900,000	850,728
Marfrig Holdings Europe BV
8.000%, 6/8/23§		200,000	200,500
Minerva Luxembourg SA
6.500%, 9/20/26(x)§		260,000	248,300
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21§		700,000	667,208
Tyson Foods, Inc.
2.650%, 8/15/19		1,858,000	1,844,885
3.950%, 8/15/24		277,000	279,085

			5,296,860

Tobacco (0.1%)
BAT Capital Corp.
2.764%, 8/15/22§		900,000	870,770
Imperial Brands Finance plc
2.950%, 7/21/20§		700,000	695,624
Reynolds American, Inc.
6.875%, 5/1/20		160,000	171,495

			1,737,889

Total Consumer Staples			9,772,350

Energy (0.6%)
Energy Equipment & Services (0.0%)
Diamond Offshore Drilling, Inc.
4.875%, 11/1/43		129,000	92,154
Nabors Industries, Inc.
5.500%, 1/15/23(x)		322,000	313,950
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21		130,833	127,562
7.350%, 12/1/26 PIK§		209,428	101,818
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§		193,364	185,146
7.720%, 12/1/26 PIK§		583,149	159,405
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 4/30/18(y)§		207,137	3,107

			983,142

Oil, Gas & Consumable Fuels (0.6%)
Antero Resources Corp.
5.125%, 12/1/22		47,000	47,470
Cenovus Energy, Inc.
5.700%, 10/15/19		87,000	89,991
3.000%, 8/15/22		22,000	21,175
Cheniere Energy Partners LP
5.250%, 10/1/25§		155,000	152,876
Ecopetrol SA
5.875%, 5/28/45		108,000	106,618
Encana Corp.
3.900%, 11/15/21		165,000	167,166
Energy Transfer Equity LP
4.250%, 3/15/23		240,000	232,800
Energy Transfer Partners LP
6.700%, 7/1/18		353,000	356,947
4.500%, 11/1/23		1,800,000	1,823,466
Enterprise Products Operating LLC
2.550%, 10/15/19		500,000	496,882
3.700%, 2/15/26		382,000	378,694
Hess Corp.
4.300%, 4/1/27(x)		300,000	292,500
Kerr-McGee Corp.
6.950%, 7/1/24		400,000	460,800
Kinder Morgan Energy Partners LP
4.150%, 3/1/22 193,000			196,102
Noble Energy, Inc.
4.150%, 12/15/21		132,000	134,866
3.900%, 11/15/24		234,000	235,637
PDC Energy, Inc.
5.750%, 5/15/26§		206,000	203,683
Petrobras Global Finance BV
6.125%, 1/17/22(x)		810,000	863,258
6.250%, 3/17/24		185,000	195,267
5.750%, 2/1/29		260,000	251,584
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 2.606%, 2/26/21(k)		1,000,000	1,002,353
Plains All American Pipeline LP
3.600%, 11/1/24		314,000	298,889
Sabine Pass Liquefaction LLC
5.625%, 2/1/21		500,000	525,419
5.875%, 6/30/26		200,000	218,088
5.000%, 3/15/27		218,000	225,954
SM Energy Co.
6.500%, 1/1/23(x)		16,000	15,920
Sunoco LP
4.875%, 1/15/23§		211,000	203,879
TransCanada PipeLines Ltd.
9.875%, 1/1/21		145,000	169,864
Ultrapar International SA
5.250%, 10/6/26§		200,000	198,750
Williams Partners LP
4.125%, 11/15/20		172,000	175,435

			9,742,333

Total Energy			10,725,475

Financials (7.3%)
Banks (3.6%)
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m),(r)	EUR	1,700,000	627,530

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Banco Santander SA
3.500%, 4/11/22		$200,000	$198,853
5.179%, 11/19/25		200,000	209,080
Bank of America Corp.
5.650%, 5/1/18		200,000	200,462
3.300%, 1/11/23		2,000,000	1,990,385
(ICE LIBOR USD 3 Month + 1.00%), 2.741%, 4/24/23(k)(x)		600,000	603,341
(ICE LIBOR USD 3 Month + 1.02%), 2.881%, 4/24/23(k)		405,000	396,133
4.100%, 7/24/23		900,000	926,544
4.125%, 1/22/24		1,700,000	1,751,326
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)		800,000	802,496
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)		405,000	400,903
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28(k)		325,000	315,050
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28(k)(y)		252,000	253,285
Bank of Nova Scotia (The)
2.500%, 1/8/21		87,000	85,840
1.875%, 4/26/21		900,000	871,641
Banque Federative du Credit Mutuel SA
2.750%, 10/15/20§		255,000	252,740
Barclays Bank plc
7.625%, 11/21/22		900,000	980,550
(ICE LIBOR USD 6 Month + 1.73%), 6.860%, 6/15/32(k)(y)§		51,000	59,736
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 3.921%, 8/10/21(k)		1,300,000	1,353,302
3.684%, 1/10/23		925,000	916,792
(BPSW1 + 1.32%), 2.375%, 10/6/23(k)(m)	GBP	400,000	555,173
3.650%, 3/16/25		$206,000	198,487
3.250%, 2/12/27(m)	GBP	500,000	699,614
BB&T Corp.
2.625%, 6/29/20		$145,000	143,658
BNP Paribas SA
2.375%, 5/21/20		200,000	197,526
3.800%, 1/10/24§		325,000	324,077
4.625%, 3/13/27§		205,000	208,232
Capital One NA
(ICE LIBOR USD 3 Month + 1.15%), 3.035%, 8/17/18(k)		1,750,000	1,755,259
Citigroup, Inc.
1.700%, 4/27/18		1,000,000	999,392
2.700%, 3/30/21		500,000	492,793
(ICE LIBOR USD 3 Month + 0.96%), 2.705%, 4/25/22(k)(x)		2,100,000	2,107,077
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23(k)(y)		115,000	118,450
3.875%, 3/26/25		320,000	315,056
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)		565,000	549,810
Commonwealth Bank of Australia
1.750%, 11/2/18		900,000	895,607
2.250%, 3/10/20(b)§		346,000	340,775
2.300%, 3/12/20		250,000	246,410
Compass Bank
5.500%, 4/1/20		543,000	569,110
2.875%, 6/29/22		410,000	399,338
Cooperatieve Rabobank UA
6.875%, 3/19/20(m)	EUR	600,000	831,661
4.375%, 8/4/25		$445,000	449,371
Credit Agricole SA
2.750%, 6/10/20§		250,000	247,965
3.375%, 1/10/22§		320,000	317,421
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	805,249
3.800%, 6/9/23		255,000	256,272
3.750%, 3/26/25		1,800,000	1,753,144
Dexia Credit Local SA
2.375%, 9/20/22§		1,400,000	1,363,650
HSBC Bank USA NA
4.875%, 8/24/20		250,000	258,044
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)		895,000	891,054
Intesa Sanpaolo SpA
3.875%, 1/15/19		1,000,000	1,006,928
3.928%, 9/15/26(m)	EUR	102,000	134,833
3.875%, 1/12/28§		$345,000	325,618
JPMorgan Chase & Co.
6.300%, 4/23/19		89,000	92,291
4.400%, 7/22/20		1,121,000	1,154,625
2.550%, 3/1/21		700,000	688,546
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)		400,000	389,893
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)		263,000	260,518
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)		295,000	288,352
KeyBank NA
2.250%, 3/16/20		250,000	246,539
Lloyds Banking Group plc
3.100%, 7/6/21		400,000	398,443
(USD Swap Semi 5 Year + 4.76%), 7.500%, 6/27/24(k)(y)		200,000	216,000
2.250%, 10/16/24(m)	GBP	500,000	686,255
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 3.265%, 3/7/25(k)	AUD	1,100,000	836,584
4.000%, 3/7/25		1,300,000	996,912
4.375%, 3/22/28		$205,000	207,037
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		286,000	282,566
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 2.757%, 3/2/23(k)		800,000	797,459
3.455%, 3/2/23		1,000,000	996,014
3.850%, 3/1/26		201,000	201,284
Mizuho Financial Group, Inc.
3.549%, 3/5/23		800,000	794,980
MUFG Bank, Ltd.
2.300%, 3/5/20(b)§		200,000	197,072
National Australia Bank Ltd.
2.625%, 7/23/20		250,000	247,614
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/18(m)	DKK	24,700,000	4,103,264
PNC Bank NA
2.600%, 7/21/20		$250,000	248,086
Royal Bank of Scotland Group plc
(EURIBOR 3 Month + 2.33%), 2.001%, 6/30/18(k)(m)(y)	EUR	100,000	122,035
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21(k)(y)		$260,000	283,400

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Series U
(ICE LIBOR USD 3 Month + 2.32%), 4.622%, 9/30/27(k)(x)(y)		$400,000	$404,200
Royal Bank of Scotland plc (The)
6.934%, 4/9/18(m)	EUR	600,000	739,747
Santander Holdings USA, Inc.
2.700%, 5/24/19		$433,000	431,410
4.400%, 7/13/27		405,000	402,419
Santander Issuances SAU
3.250%, 4/4/26(m)	EUR	300,000	400,895
Santander UK Group Holdings plc
2.875%, 8/5/21		$1,149,000	1,126,657
Santander UK plc
5.000%, 11/7/23§		245,000	253,898
Standard Chartered plc
(USD Swap Semi 5 Year + 6.30%), 7.500%, 4/2/22(k)(m)(y)		200,000	211,500
(ICE LIBOR USD 3 Month + 1.51%), 3.277%, 1/30/27(k)(y)§		200,000	188,520
Sumitomo Mitsui Banking Corp.
(ICE LIBOR USD 3 Month + 0.67%), 2.409%, 10/19/18(k)		1,700,000	1,704,715
Toronto-Dominion Bank (The)
2.500%, 1/18/22§		1,100,000	1,080,396
UBS Group Funding Switzerland AG
3.000%, 4/15/21§		1,000,000	988,537
4.125%, 9/24/25§		220,000	221,036
US Bancorp
Series J
(ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27(k)(y)		171,000	174,847
Wells Fargo & Co.
3.069%, 1/24/23		318,000	311,989
(ICE LIBOR USD 3 Month + 1.23%), 3.002%, 10/31/23(k)		1,600,000	1,619,590
Westpac Banking Corp.
2.100%, 2/25/21§		2,400,000	2,346,966

			60,296,134

Capital Markets (1.1%)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20		700,000	694,419
Blackstone CQP Holdco LP
6.000%, 8/18/21(b)§		800,000	802,000
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23(k)§		600,000	582,609
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 1.91%), 3.720%, 5/10/19(k)		1,700,000	1,724,173
3.150%, 1/22/21		800,000	788,238
3.300%, 11/16/22		1,100,000	1,071,202
3.950%, 2/27/23		1,000,000	996,762
Goldman Sachs Group, Inc. (The)
7.500%, 2/15/19		829,000	862,704
2.350%, 11/15/21		234,000	226,050
5.750%, 1/24/22		310,000	335,226
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)		1,100,000	1,076,663
3.200%, 2/23/23		800,000	787,770
3.850%, 7/8/24		315,000	316,187
3.750%, 5/22/25		234,000	231,464
Series D
6.000%, 6/15/20		243,000	257,597
Series P
(ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22(k)(y)		213,000	206,887
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)		231,000	240,529
Morgan Stanley
5.625%, 9/23/19		162,000	168,234
5.500%, 7/24/20		276,000	289,870
2.500%, 4/21/21		1,000,000	976,877
3.125%, 7/27/26		800,000	755,402
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)		680,000	657,992
Series 3NC2
(ICE LIBOR USD 3 Month + 0.80%), 2.633%, 2/14/20(k)		800,000	805,011
S&P Global, Inc.
4.400%, 2/15/26		316,000	331,773
UBS AG
(ICE LIBOR USD 3 Month + 0.32%), 2.355%, 12/7/18(k)§		700,000	699,490
(ICE LIBOR USD 3 Month + 0.58%), 2.627%, 6/8/20(k)§		1,000,000	1,002,817
2.450%, 12/1/20§		900,000	885,237
7.625%, 8/17/22		960,000	1,077,600

			18,850,783

Consumer Finance (0.8%)
AerCap Ireland Capital DAC
3.300%, 1/23/23		800,000	777,940
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 3.472%, 1/15/67(b)(k)§		1,070,000	607,439
American Express Co.
3.400%, 2/27/23		1,000,000	996,573
Capital One Financial Corp.
3.300%, 10/30/24		398,000	384,976
Ford Motor Credit Co. LLC
2.943%, 1/8/19		900,000	899,980
3.200%, 1/15/21		1,700,000	1,684,395
5.875%, 8/2/21		700,000	748,166
3.664%, 9/8/24		538,000	518,843
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.93%), 2.650%, 4/13/20(k)		900,000	908,025
3.200%, 7/13/20		1,000,000	996,253
4.000%, 1/15/25		55,000	54,226
4.300%, 7/13/25		70,000	70,003
LeasePlan Corp. NV
2.875%, 1/22/19§		800,000	799,091
Navient Corp.
8.450%, 6/15/18		400,000	404,000
4.875%, 6/17/19		800,000	806,000
6.625%, 7/26/21		260,000	270,075
Springleaf Finance Corp.
6.125%, 5/15/22		700,000	711,620
Synchrony Financial
3.950%, 12/1/27		405,000	379,673
Washington Prime Group LP
5.950%, 8/15/24		400,000	381,347

			12,398,625

Diversified Financial Services (0.3%)
CSMC Trust
Series 2016-MMF
(ICE LIBOR USD 1 Month + 4.60%), 6.377%, 11/15/33(k)		170,000	171,260

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§		$365,468	$373,910
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(b)(k)§		1,000,000	997,089
4.000%, 9/14/26§		435,000	416,143
NTT Finance Corp.
1.900%, 7/21/21(m)		600,000	577,463
Private Export Funding Corp.
2.650%, 2/16/21(b)§		1,300,000	1,298,548
Series II
2.050%, 11/15/22		79,000	76,607
Series Z
4.375%, 3/15/19		20,000	20,373
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24(m)(x)		348,399	376,271
9.250%, 7/6/24§		348,399	376,271
US Capital Funding II Ltd.
(ICE LIBOR USD 3 Month + 0.75%), 2.523%, 8/1/34(k)§		700,000	636,571
Waha Aerospace BV
3.925%, 7/28/20§		278,750	281,189

			5,601,695

Insurance (0.3%)
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 6.811%, 2/12/23(b)(k)§		1,500,000	1,513,200
American International Group, Inc.
Series A-9
(ICE LIBOR USD 3 Month + 2.87%), 5.750%, 4/1/48(k)		196,000	197,937
Assurant, Inc.
4.200%, 9/27/23		1,000,000	1,005,066
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20		25,000	26,235
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	243,840
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		100,000	161,923
New York Life Global Funding
1.950%, 2/11/20(b)§		433,000	426,249
2.900%, 1/17/24§		900,000	885,116
XLIT Ltd.
(EURIBOR 3 Month + 2.90%), 3.250%, 6/29/47(k)	EUR	114,000	140,960

			4,600,526

Thrifts & Mortgage Finance (1.2%)
BRFkredit A/S
Series 321E
1.000%, 4/1/18	DKK	28,600,000	4,720,562
2.000%, 4/1/18		6,400,000	1,056,350
1.000%, 10/1/18		4,200,000	697,756
Nykredit Realkredit A/S
Series 12H
2.000%, 4/1/18(m)		15,000,000	2,475,819
2.000%, 7/1/18		13,500,000	2,241,736
Series 13H
1.000%, 4/1/18		10,700,000	1,766,085
1.000%, 7/1/18(m)		10,100,000	1,673,111
Series 13HH
1.000%, 10/1/18(m)		13,500,000	2,242,786
Realkredit Danmark A/S
Series 10F
1.000%, 4/1/18		17,700,000	2,921,467
Series 10T
2.000%, 4/1/18		3,400,000	561,186

			20,356,858

Total Financials			122,104,621

Health Care (0.5%)
Biotechnology (0.1%)
Amgen, Inc.
6.150%, 6/1/18		$19,000	19,119
Biogen, Inc.
4.050%, 9/15/25		360,000	368,578
Celgene Corp.
2.250%, 8/15/21		900,000	868,753
Gilead Sciences, Inc.
2.550%, 9/1/20		414,000	409,835

			1,666,285

Health Care Equipment & Supplies (0.2%)
Becton Dickinson and Co.
3.734%, 12/15/24		90,000	88,256
Boston Scientific Corp.
6.000%, 1/15/20		900,000	943,611
2.850%, 5/15/20		600,000	596,280
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19		900,000	923,074
2.700%, 4/1/20		171,000	169,269

			2,720,490

Health Care Providers & Services (0.1%)
HCA, Inc.
4.250%, 10/15/19		800,000	806,000
5.250%, 6/15/26		47,000	47,555
4.500%, 2/15/27		28,000	26,986
UnitedHealth Group, Inc.
1.700%, 2/15/19		700,000	696,083

			1,576,624

Pharmaceuticals (0.1%)
Allergan Funding SCS
3.450%, 3/15/22		1,000,000	992,164
Bayer US Finance LLC
2.375%, 10/8/19(b)§		258,000	255,828
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/1/26(x)		282,000	225,952
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25§		195,000	167,213
Zoetis, Inc.
3.450%, 11/13/20		152,000	153,055

			1,794,212

Total Health Care			7,757,611

Industrials (0.5%)
Aerospace & Defense (0.0%)
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	253,584

Airlines (0.1%)
Delta Air Lines, Inc.
3.625%, 3/15/22		800,000	793,520

Building Products (0.1%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22(b)§		1,100,000	1,072,637
CRH America Finance, Inc.
4.500%, 4/4/48(b)§		1,000,000	988,891

			2,061,528

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Construction & Engineering (0.0%)
Odebrecht Finance Ltd.
5.250%, 6/27/29§	$254,000	$78,740

Industrial Conglomerates (0.0%)
Alfa SAB de CV
5.250%, 3/25/24§	235,000	244,253
General Electric Co.
Series D
(ICE LIBOR USD 3 Month + 3.33%), 5.000%, 1/21/21(k)(y)	99,000	98,010

		342,263

Machinery (0.1%)
Komatsu Finance America, Inc.
2.437%, 9/11/22(m)	1,000,000	966,797

Road & Rail (0.1%)
Avis Budget Car Rental LLC
5.250%, 3/15/25(x)§	149,000	142,667
Penske Truck Leasing Co. LP
3.200%, 7/15/20(b)§	500,000	498,861
Rumo Luxembourg Sarl
5.875%, 1/18/25§	255,000	251,577

		893,105

Trading Companies & Distributors (0.0%)
International Lease Finance Corp.
5.875%, 8/15/22	500,000	536,479

Transportation Infrastructure (0.1%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22§	245,000	244,388
Central Nippon Expressway Co. Ltd.
(ICE LIBOR USD 3 Month + 1.00%), 2.984%, 5/28/21(k)(m)	1,600,000	1,624,416

		1,868,804

Total Industrials		7,794,820

Information Technology (0.4%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
3.500%, 3/1/23	193,000	189,967

Internet Software & Services (0.0%)
eBay, Inc.
2.600%, 7/15/22	700,000	677,902

IT Services (0.0%)
Total System Services, Inc.
3.750%, 6/1/23	56,000	56,230

Semiconductors & Semiconductor Equipment (0.1%)
Broadcom Corp.
3.625%, 1/15/24	81,000	79,545
3.875%, 1/15/27	177,000	172,071
KLA-Tencor Corp.
4.650%, 11/1/24	312,000	326,193
Lam Research Corp.
2.800%, 6/15/21	133,000	131,379

		709,188

Software (0.1%)
Oracle Corp.
1.900%, 9/15/21	1,000,000	965,866
VMware, Inc.
2.950%, 8/21/22	927,000	888,021

		1,853,887

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
4.420%, 6/15/21§	747,000	766,288
5.450%, 6/15/23§	1,003,000	1,062,846
6.020%, 6/15/26§	73,000	78,434
Hewlett Packard Enterprise Co.
2.100%, 10/4/19§	279,000	275,285
Seagate HDD Cayman
4.750%, 1/1/25	170,000	166,349
Western Digital Corp.
4.750%, 2/15/26	271,000	271,148

		2,620,350

Total Information Technology		6,107,524

Materials (0.2%)
Chemicals (0.2%)
Chevron Phillips Chemical Co. LLC
3.300%, 5/1/23(b)§	800,000	802,807
Eastman Chemical Co.
3.800%, 3/15/25	110,000	110,931
Incitec Pivot Finance LLC
6.000%, 12/10/19§	700,000	729,677
LYB International Finance BV
4.000%, 7/15/23	345,000	350,838
Mosaic Co. (The)
5.625%, 11/15/43	103,000	106,825
NOVA Chemicals Corp.
5.250%, 8/1/23§	166,000	166,631
Sociedad Quimica y Minera de Chile SA
3.625%, 4/3/23§	292,000	290,905
SPCM SA
4.875%, 9/15/25§	240,000	233,112

		2,791,726

Metals & Mining (0.0%)
Anglo American Capital plc
3.750%, 4/10/22§	240,000	239,342
Corp. Nacional del Cobre de Chile
3.625%, 8/1/27§	202,000	196,096
Glencore Funding LLC
4.125%, 5/30/23§	137,000	137,621
Vale Overseas Ltd.
6.875%, 11/21/36	220,000	258,764
Yamana Gold, Inc.
4.950%, 7/15/24	171,000	176,914

		1,008,737

Total Materials		3,800,463

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)
3.400%, 2/15/19	85,000	85,429
Crown Castle International Corp. (REIT)
2.250%, 9/1/21	500,000	481,104
4.875%, 4/15/22	656,000	687,866
Digital Realty Trust LP (REIT)
3.400%, 10/1/20	800,000	806,076
EPR Properties (REIT)
4.500%, 4/1/25	800,000	801,312
Host Hotels & Resorts LP (REIT)
Series D
3.750%, 10/15/23	12,000	11,823
Kilroy Realty LP (REIT)
4.375%, 10/1/25	1,700,000	1,736,312
Mid-America Apartments LP (REIT)
3.600%, 6/1/27	800,000	772,988
Trust F/1401 (REIT)
5.250%, 1/30/26§	250,000	252,812

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
WEA Finance LLC (REIT)
3.250%, 10/5/20§		$800,000	$800,339
Welltower, Inc. (REIT)
4.000%, 6/1/25		230,000	230,757

			6,666,818

Real Estate Management & Development (0.0%)
Tesco Property Finance 5 plc
5.661%, 10/13/41(m)	GBP	492,756	793,925

Total Real Estate			7,460,743

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
Altice France SA
5.375%, 5/15/22§	EUR	225,000	281,087
7.375%, 5/1/26§		$500,000	475,000
AT&T, Inc.
3.600%, 2/17/23		425,000	425,395
3.400%, 5/15/25		625,000	600,259
4.125%, 2/17/26		313,000	311,893
3.900%, 8/14/27		325,000	326,005
5.150%, 2/14/50		160,000	160,392
CCO Holdings LLC
5.500%, 5/1/26§		173,000	168,891
CenturyLink, Inc.
Series S
6.450%, 6/15/21		128,000	130,560
Series Y
7.500%, 4/1/24		38,000	38,285
Deutsche Telekom International Finance BV
2.225%, 1/17/20(b)§		1,100,000	1,085,068
Sprint Capital Corp.
6.900%, 5/1/19		700,000	721,000
Verizon Communications, Inc.
5.500%, 3/16/47		130,000	143,438

			4,867,273

Wireless Telecommunication Services (0.1%)
Crown Castle Towers LLC
4.883%, 8/15/20(b)§		131,000	135,454
MTN Mauritius Investment Ltd.
5.373%, 2/13/22§		200,000	202,000
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	51,158
Sprint Communications, Inc.
7.000%, 8/15/20		$800,000	835,760
Sprint Spectrum Co. LLC
4.738%, 3/20/25(b)§		340,000	340,850

			1,565,222

Total Telecommunication Services			6,432,495

Utilities (0.5%)
Electric Utilities (0.4%)
Chugoku Electric Power Co., Inc. (The)
2.701%, 3/16/20(m)		800,000	798,862
Duke Energy Corp.
5.050%, 9/15/19		700,000	719,798
3.750%, 4/15/24		600,000	600,437
Entergy Arkansas, Inc.
3.750%, 2/15/21		1,530,000	1,558,353
Genneia SA
8.750%, 1/20/22§		121,000	130,031
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 2.41%), 4.800%, 12/1/77(k)		1,700,000	1,636,250
Southern Co. (The)
2.350%, 7/1/21		1,000,000	971,667
Terraform Global Operating LLC
6.125%, 3/1/26(b)§		70,000	70,525

			6,485,923

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		800,000	803,277
SGSP Australia Assets Pty. Ltd.
3.300%, 4/9/23(m)		1,000,000	988,750

			1,792,027

Independent Power and Renewable Electricity Producers (0.0%)
Exelon Generation Co. LLC
2.950%, 1/15/20		259,000	257,900

Multi-Utilities (0.0%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	291,612

Total Utilities			8,827,462

Total Corporate Bonds			202,346,852

Foreign Government Securities (2.0%)
Arab Republic of Egypt
6.125%, 1/31/22§		210,000	217,612
Iraq Government AID Bond
2.149%, 1/18/22		7,460,000	7,306,200
Japan Bank for International Cooperation
2.375%, 7/21/22		800,000	779,956
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	866,908
Japanese Government CPI Linked Bonds
0.100%, 3/10/27 TIPS	JPY	169,023,251	1,685,411
Kingdom of Jordan
2.578%, 6/30/22		$7,191,000	7,186,685
Republic of Argentina
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.50%), 24.956%, 3/11/19(k)	ARS	12,600,000	634,827
Republic of Cyprus
3.875%, 5/6/22(m)	EUR	500,000	688,585
4.250%, 11/4/25(m)		500,000	715,888
Republic of Panama
9.375%, 4/1/29		$190,000	276,450
Republic of Singapore
2.750%, 3/1/46	SGD	1,190,000	903,140
Tokyo Metropolitan Government Bond
2.500%, 6/8/22§		$1,400,000	1,365,953
Ukraine Government AID Bonds
1.471%, 9/29/21		11,300,000	10,876,250

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
United Mexican States
3.600%, 1/30/25	$250,000	$246,750

Total Foreign Government Securities		33,750,615

Loan Participation (0.2%)
Financials (0.2%)
Consumer Finance (0.2%)
Delos Finance Sarl
(ICE LIBOR USD 3 Month + 1.75%), 4.052%, 10/6/23(k)	3,000,000	3,010,500

Total Loan Participation		3,010,500

Mortgage-Backed Securities (10.6%)
FHLMC
3.491%, 11/1/31(l)	3,314	3,471
5.500%, 1/1/35	76,877	84,271
5.500%, 7/1/35	51,269	56,054
4.000%, 7/1/44	547,616	566,505
4.000%, 2/1/46	715,520	740,870
3.500%, 4/15/48 TBA	4,000,000	4,008,906
4.000%, 5/15/48	2,000,000	2,048,984
FNMA
5.000%, 2/1/24(l)	193	201
9.000%, 8/1/26	993	1,125
3.314%, 1/1/28(l)	20,659	21,309
2.500%, 5/1/30	24,991	24,580
2.500%, 8/1/31	704,885	692,302
2.500%, 11/1/31	1,041,894	1,022,480
2.500%, 12/1/31	345,831	339,387
2.500%, 1/1/32	880,800	865,088
2.500%, 2/1/32	35,157	34,480
1.987%, 3/1/33(l)	27,454	27,648
5.500%, 4/1/33	68,508	74,936
5.500%, 7/1/33	69,595	76,123
5.500%, 4/1/34	36,350	39,736
5.500%, 5/1/34	25,761	28,166
5.500%, 11/1/34	106,117	116,193
5.500%, 2/1/35	403,369	441,329
4.500%, 8/1/35	58,802	62,187
5.000%, 10/1/35	31,534	34,035
3.422%, 1/1/36(l)	324,161	335,479
5.000%, 7/1/36	38,065	41,082
3.327%, 2/1/37(l)	98,092	101,317
4.500%, 7/1/37	11,049	11,678
4.500%, 8/1/37	13,613	14,399
4.500%, 4/1/38	95,014	100,537
4.500%, 2/1/39	448,995	475,093
4.500%, 3/1/39	508,329	537,876
4.500%, 4/1/39	296,535	313,774
4.500%, 5/1/39	5,386	5,699
4.500%, 6/1/39	46,345	49,039
4.500%, 7/1/39	404,663	427,931
4.500%, 11/1/39	0	—
5.000%, 12/1/39	102,575	110,825
4.500%, 1/1/40	48,629	51,395
3.401%, 12/1/40(l)	8,139	8,438
4.000%, 12/1/40	329,291	341,099
4.500%, 3/1/41	66,480	70,240
4.500%, 5/1/41	5,525	5,850
4.500%, 7/1/41	4,288	4,532
4.500%, 9/1/42	174,424	184,454
4.500%, 11/1/42	68,527	72,510
4.000%, 10/1/43	1,327,850	1,374,429
3.000%, 5/1/45	140,821	137,884
3.000%, 8/1/45	1,176,801	1,152,253
3.500%, 9/1/47	2,059,980	2,066,242
3.500%, 11/1/47	776,979	779,164
3.500%, 12/1/47	4,056,378	4,067,714
3.500%, 1/1/48	3,798,072	3,808,457
3.500%, 2/1/48	3,136,156	3,144,486
3.500%, 3/1/48	101,001	101,269
3.500%, 4/25/48 TBA	13,000,000	13,027,422
4.500%, 4/25/48 TBA	8,687,000	9,095,560
3.000%, 4/25/48 TBA	23,000,000	22,433,984
4.000%, 4/25/48 TBA	46,067,000	47,269,063
3.000%, 5/25/48 TBA	5,000,000	4,870,312
3.500%, 5/25/48 TBA	23,000,000	23,013,476
4.000%, 5/25/48 TBA	18,000,000	18,438,046
4.500%, 5/25/48 TBA	5,000,000	5,226,367

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA
8.000%, 7/15/26	$179	$196
2.750%, 7/20/27(l)	1,570	1,598
3.000%, 5/15/43	378,205	374,482
3.000%, 7/15/45	691,510	682,325
3.000%, 5/20/46	664,644	656,180
3.500%, 4/15/48 TBA	1,000,000	1,009,297
4.000%, 4/15/48 TBA	1,000,000	1,027,969

Total Mortgage-Backed Securities		178,431,788

Municipal Bonds (0.4%)
City of Chicago Taxable General Obligation Bonds, Series 2008A
5.630%, 1/1/22	700,000	704,676
City of Chicago Taxable General Obligation Bonds, Series 2015B
7.750%, 1/1/42	600,000	653,310
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20	510,000	528,406
4.325%, 11/1/21	830,000	875,243
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds, Series 2009B
4.718%, 4/1/19	445,000	455,409
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841%, 8/1/21	255,000	277,828
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	955,000	1,042,764
5.435%, 5/15/23	1,260,000	1,404,812

Total Municipal Bonds		5,942,448

U.S. Government Agency Securities (26.8%)
FHLB
4.750%, 6/8/18	150,000	150,783
1.875%, 3/8/19	3,440,000	3,430,577
5.375%, 5/15/19	215,000	223,038
1.625%, 6/14/19	525,000	521,406
4.125%, 12/13/19	50,000	51,485
2.125%, 2/11/20	10,000,000	9,959,606
4.125%, 3/13/20	6,819,000	7,051,054
4.625%, 9/11/20	1,025,000	1,079,785
1.375%, 9/28/20	72,365,000	70,565,449
3.625%, 3/12/21	50,000	51,697
5.625%, 6/11/21	150,000	164,242
2.750%, 12/13/24	17,950,000	17,909,201
FHLMC
3.750%, 3/27/19	2,777,000	2,820,325
1.750%, 5/30/19	2,592,000	2,578,136
2.000%, 7/30/19	64,000	63,942
1.250%, 8/1/19	5,480,000	5,409,485
1.375%, 8/15/19	33,730,000	33,331,072
1.250%, 10/2/19	9,647,000	9,505,253
1.375%, 5/1/20	30,198,000	29,615,846
2.375%, 1/13/22	46,804,000	46,496,409
Financing Corp.
9.650%, 11/2/18	140,000	146,147
8.600%, 9/26/19	30,000	32,836
FNMA
1.000%, 4/30/18	392,000	391,669
1.750%, 1/30/19	277,000	275,893
1.750%, 6/20/19	91,044,000	90,537,413
1.000%, 8/28/19	20,000,000	19,656,818
1.750%, 9/12/19	25,075,000	24,903,128
(Zero Coupon), 10/9/19	975,000	939,244
1.625%, 1/21/20	8,660,000	8,558,643
1.500%, 11/30/20	10,455,000	10,213,982
1.375%, 2/26/21	40,097,000	38,915,410
1.875%, 9/24/26	8,457,000	7,795,898
NCUA Guaranteed Notes
3.450%, 6/12/21	20,000	20,524
Resolution Funding Corp.
(Zero Coupon), 7/15/20 STRIPS	4,157,000	3,928,769
Tennessee Valley Authority
3.875%, 2/15/21	818,000	850,111
1.875%, 8/15/22	850,000	824,631

Total U.S. Government Agency Securities		448,969,907

U.S. Treasury Obligations (47.5%)
U.S. Treasury Bonds
8.750%, 5/15/20	200,000	226,922
7.875%, 2/15/21	798,000	920,170
8.125%, 5/15/21	355,000	415,683
8.000%, 11/15/21	265,000	315,578
6.000%, 2/15/26	1,710,000	2,109,712
6.125%, 11/15/27	1,217,000	1,564,606
4.500%, 2/15/36	185,600	229,328
4.750%, 2/15/37	330,000	422,374
4.250%, 5/15/39	200,000	243,344
4.375%, 11/15/39	200,000	247,660
4.625%, 2/15/40	4,670,300	5,976,068
4.375%, 5/15/40	400,000	495,898
4.375%, 5/15/41	3,000,000	3,734,062
3.000%, 5/15/42	1,010,500	1,021,395
2.875%, 5/15/43	1,000,000	985,781
3.625%, 8/15/43	3,827,300	4,284,259
3.750%, 11/15/43	336,000	383,847
3.625%, 2/15/44	1,055,000	1,181,992
3.125%, 8/15/44	4,359,100	4,489,447
3.000%, 11/15/44	483,700	486,969
3.000%, 5/15/45	638,000	642,162
2.875%, 8/15/45	1,725,000	1,694,240
2.500%, 2/15/46	250,000	227,573
2.500%, 5/15/46	484,700	440,812
2.250%, 8/15/46	1,200,000	1,033,758
3.000%, 5/15/47(z)	7,588,000	7,625,940
2.750%, 11/15/47(z)	868,000	829,771
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/19 TIPS	2,311,866	2,309,731
0.125%, 4/15/20 TIPS	740,908	738,037
0.375%, 7/15/25 TIPS	2,419,684	2,388,610

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
U.S. Treasury Notes
1.125%, 3/31/20		$20,697,000	$20,224,850
1.625%, 7/31/20		23,103,000	22,732,992
2.625%, 8/15/20		7,762,000	7,811,195
2.625%, 11/15/20		21,358,000	21,489,819
3.625%, 2/15/21		20,115,000	20,805,472
1.125%, 2/28/21		20,525,900	19,795,266
2.000%, 2/28/21(v)		4,600,000	4,549,104
1.250%, 3/31/21		30,790,000	29,773,090
2.250%, 3/31/21#		6,300,000	6,272,868
3.125%, 5/15/21		8,723,000	8,904,701
1.375%, 5/31/21		7,686,000	7,439,358
2.125%, 8/15/21		17,221,000	17,032,141
1.125%, 9/30/21		9,862,000	9,420,714
2.125%, 9/30/21(z)		12,000,000	11,862,071
1.250%, 10/31/21		14,750,200	14,135,993
2.000%, 11/15/21		3,135,000	3,084,301
1.875%, 11/30/21		9,662,600	9,463,592
1.875%, 1/31/22		876,000	856,170
2.000%, 2/15/22		9,884,600	9,708,338
1.750%, 3/31/22		22,214,000	21,586,410
1.750%, 5/15/22		23,463,000	22,770,109
1.750%, 5/31/22		8,040,000	7,797,151
1.875%, 7/31/22		7,780,500	7,571,779
1.875%, 9/30/22		1,471,000	1,429,585
1.875%, 10/31/22		11,594,000	11,263,616
1.625%, 11/15/22		11,372,800	10,918,554
2.000%, 11/30/22		2,589,000	2,527,107
2.125%, 12/31/22		23,870,000	23,411,247
2.000%, 2/15/23		37,165,000	36,212,647
1.750%, 5/15/23		9,953,600	9,556,233
1.625%, 5/31/23		18,637,000	17,775,221
2.500%, 8/15/23		16,810,000	16,731,203
2.750%, 11/15/23		10,350,000	10,423,582
2.250%, 12/31/23		41,188,000	40,365,043
2.750%, 2/15/24		21,731,000	21,868,516
2.500%, 5/15/24		46,562,000	46,170,954
2.125%, 7/31/24(z)		10,000,000	9,688,477
2.375%, 8/15/24		12,979,700	12,760,414
2.125%, 9/30/24(z)		7,200,000	6,966,351
2.250%, 11/15/24		6,070,000	5,912,026
2.000%, 2/15/25		21,155,000	20,242,691
2.125%, 5/15/25		30,428,000	29,304,483
2.000%, 8/15/25		1,689,900	1,610,504
2.250%, 11/15/25		21,330,500	20,648,090
1.625%, 5/15/26		1,863,500	1,714,274
1.500%, 8/15/26		12,270,000	11,138,980
2.000%, 11/15/26		10,469,300	9,875,290
2.250%, 2/15/27(v)		15,348,000	14,753,415
2.250%, 8/15/27		30,230,000	28,987,441
2.250%, 11/15/27		12,577,000	12,047,759
2.750%, 2/15/28		9,575,000	9,579,489

Total U.S. Treasury Obligations			796,636,405

Total Long-Term Debt Securities (106.6%) (Cost $1,803,977,785)			1,787,044,901

	Number of Shares		Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*		2	20

Total Consumer Staples			20

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.		29	659

Total Financials			659

Total Common Stocks (0.0%) (Cost $–)			679

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.3%)
Barclays Bank plc
(ICE LIBOR USD 3 Month + 0.47%), 2.35%, 5/17/18(k)		$400,000	400,029
1.94%, 9/4/18		3,900,000	3,891,140

Total Certificates of Deposit			4,291,169

Commercial Paper (0.1%)
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.00%, 4/18/18(n)(p)		1,515,000	1,513,488
NRW Bank
1.98%, 4/23/18(n)(p)		800,000	798,988

Total Commercial Paper			2,312,476

Foreign Government Treasury Bills (1.3%)
Argentina Treasury Bills
3.79%, 2/22/19(p)		3,600,000	3,481,311
Hellenic Republic
1.27%, 7/6/18(p)	EUR	2,200,000	2,697,732
1.31%, 8/3/18(p)		500,000	612,444
1.32%, 8/31/18(p)		800,000	978,887
Japan Treasury Bills
0.42%, 4/5/18(p)	JPY	792,250,000	7,445,177
(0.10)%, 5/28/18(p)		190,000,000	1,785,904
(0.13)%, 9/10/18(p)		413,050,000	3,884,184
Republic of Italy
(0.45)%, 5/14/18(p)	EUR	500,000	615,567

Total Foreign Government Treasury Bills			21,501,206

Repurchase Agreements (0.3%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $520,076, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $530,400.(xx)		$520,000	520,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $600,090, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $612,031.(xx)		600,000	600,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $500,073, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $510,025.(xx)		500,000	500,000

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,218,834, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,243,035.(xx)	$1,218,660	$1,218,660
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $100,016, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $102,052.(xx)	100,000	100,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $700,108, collateralized by various Common Stocks; total market value $778,622.(xx)	700,000	700,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $700,108, collateralized by various Common Stocks; total market value $778,622.(xx)	700,000	700,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $350,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $357,007.(xx)	350,000	350,000

Total Repurchase Agreements		4,688,660

U.S. Government Agency Securities (0.4%)
FHLB
1.53%, 4/25/18(o)(p)	700,000	699,256
1.60%, 5/11/18(o)(p)	3,000,000	2,994,538
1.85%, 8/24/18(o)(p)	2,400,000	2,382,141
FHLMC
1.52%, 4/23/18(o)(p)	1,360,000	1,358,679

Total U.S. Government Agency Securities		7,434,614

U.S. Treasury Obligations (0.5%)
U.S. Treasury Bills
1.68%, 7/5/18(p)	7,559,000	7,525,350

Total Short-Term Investments (2.9%) (Cost $47,260,135)		47,753,475

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-OAT 05/25/2018 at EUR 170.00, American Style Notional Amount: EUR 2,600,000 Exchange Traded*	26	320

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 05/25/2018 at EUR 141.00, American Style Notional Amount: EUR 1,000,000 Exchange Traded*	10	123
Euro-Bund 05/25/2018 at EUR 140.00, American Style Notional Amount: EUR 16,600,000 Exchange Traded*	166	2,042
U.S. Treasury 10 Year Note 05/25/2018 at USD 108.00, American Style Notional Amount: USD 13,500,000 Exchange Traded*	135	—
U.S. Treasury 10 Year Note 05/25/2018 at USD 108.50, American Style Notional Amount: USD 7,500,000 Exchange Traded*	75	—
U.S. Treasury 5 Year Note 05/25/2018 at USD 104.75, American Style Notional Amount: USD 2,600,000 Exchange Traded*	26	—
U.S. Treasury 5 Year Note 05/25/2018 at USD 105.50, American Style Notional Amount: USD 15,300,000 Exchange Traded*	153	—
U.S. Treasury 5 Year Note 05/25/2018 at USD 106.00, American Style Notional Amount: USD 30,000,000 Exchange Traded*	300	—
U.S. Treasury 5 Year Note 05/25/2018 at USD 104.25, American Style Notional Amount: USD 6,800,000 Exchange Traded*	68	—
U.S. Treasury 5 Year Note 05/25/2018 at USD 105.00, American Style Notional Amount: USD 4,800,000 Exchange Traded*	48	—
U.S. Treasury 5 Year Note 05/25/2018 at USD 105.25, American Style Notional Amount: USD 10,000,000 Exchange Traded*	100	—
U.S. Treasury 5 Year Note 05/25/2018 at USD 104.00, American Style Notional Amount: USD 2,100,000 Exchange Traded*	21	—

		2,165

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Value (Note 1)
Total Options Purchased (0.0%) (Cost $10,589)	$2,485

Total Investments in Securities (109.5%) (Cost $1,851,248,509)	1,834,801,540
Other Assets Less Liabilities (-9.5%)	(158,450,774)

Net Assets (100%)	$1,676,350,766

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2018, the market value of these securities amounted to $104,849,918 or 6.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $511,786.

(b)	Rule 144A Illiquid Security. At March 31, 2018, the market value of these securities amounted to $17,908,877 or 1.1% of net assets.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2018.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $28,273,303 or 1.7% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2018.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $2,417,639.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $4,544,400. This was secured by cash collateral of $4,688,660 which was subsequently invested in joint repurchase agreements with a total value of $4,688,660, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2018.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentina Peso

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MYR — Malaysian Ringgit

NCUA — National Credit Union Administration

NOK — Norwegian Krone

PIK — Payment-in Kind Security

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

STRIPS —	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

USD — United States Dollar

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	138	6/2018	EUR	27,071,549	555,261
U.S. Treasury 10 Year Note	103	6/2018	USD	12,477,484	108,575
U.S. Treasury 2 Year Note	33	6/2018	USD	7,016,109	(1,587)
U.S. Treasury 5 Year Note	804	6/2018	USD	92,026,594	413,649
U.S. Treasury Ultra Bond	32	6/2018	USD	5,135,000	152,734

					1,228,632

Short Contracts
Australia 10 Year Bond	(48)	6/2018	AUD	(4,778,508)	(65,033)
Canada 10 Year Bond	(43)	6/2018	CAD	(4,448,023)	(81,855)
Euro-BTP	(49)	6/2018	EUR	(8,367,934)	(206,882)
Euro-OAT	(177)	6/2018	EUR	(33,668,101)	(717,318)
Japan 10 Year Bond	(33)	6/2018	JPY	(46,759,174)	(108,569)
Japan 10 Year Bond Mini	(14)	6/2018	JPY	(1,983,986)	(958)
Long Gilt	(141)	6/2018	GBP	(24,296,621)	(474,922)
U.S. Treasury 10 Year Note	(22)	6/2018	USD	(2,665,094)	(21,343)
U.S. Treasury Long Bond	(38)	6/2018	USD	(5,571,750)	(187,676)
3 Month Eurodollar	(51)	6/2019	USD	(12,408,938)	82,823
3 Month Eurodollar	(82)	9/2019	USD	(19,941,375)	145,594
3 Month Eurodollar	(19)	6/2020	USD	(4,617,000)	(4,583)
3 Month Eurodollar	(21)	9/2020	USD	(5,102,475)	(5,415)

					(1,646,137)

					(417,505)

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
KRW	797,671,500	USD	745,000	Goldman Sachs Bank USA**	4/2/2018	3,355
DKK	10,602,000	USD	1,625,515	JPMorgan Chase Bank	4/3/2018	124,394
USD	1,885,256	AUD	2,420,000	JPMorgan Chase Bank	4/4/2018	26,580
USD	94,158	CAD	121,000	Deutsche Bank AG	4/4/2018	238
USD	84,100	EUR	68,000	Bank of America	4/4/2018	423
USD	7,401,970	EUR	5,986,000	Goldman Sachs Bank USA	4/4/2018	35,988
USD	104,702	EUR	85,000	JPMorgan Chase Bank	4/4/2018	107
USD	53,613	CAD	66,521	JPMorgan Chase Bank	4/12/2018	1,971
USD	13,242,366	JPY	1,405,008,427	Citibank NA	4/16/2018	27,214
RUB	63,331,905	USD	1,061,103	JPMorgan Chase Bank**	4/18/2018	42,532
USD	1,950,000	RUB	111,578,072	JPMorgan Chase Bank**	4/18/2018	5,617
USD	327,000	RUB	18,642,270	Goldman Sachs Bank USA**	4/23/2018	2,312
JPY	266,969,928	USD	2,435,059	Royal Bank of Scotland	4/26/2018	77,570
USD	1,447,000	RUB	82,956,510	Goldman Sachs Bank USA**	4/26/2018	2,639
USD	900,000	RUB	51,669,000	Barclays Bank plc**	4/27/2018	486
CAD	2,250,000	USD	1,743,982	Goldman Sachs Bank USA	5/3/2018	3,462
CAD	1,373,000	USD	1,065,626	JPMorgan Chase Bank	5/3/2018	703
USD	7,475,265	EUR	5,985,000	Goldman Sachs Bank USA	5/3/2018	95,281
USD	620,455	EUR	500,000	Goldman Sachs Bank USA	5/14/2018	3,416
GBP	365,000	USD	508,627	Barclays Bank plc	5/15/2018	4,359
GBP	2,093,000	USD	2,902,206	JPMorgan Chase Bank	5/15/2018	39,382
JPY	158,900,000	USD	1,496,599	Bank of America	5/15/2018	806
NOK	5,085,000	USD	643,723	JPMorgan Chase Bank	5/15/2018	5,807
SEK	11,680,000	USD	1,401,254	Bank of America	5/15/2018	1,850
USD	974,752	JPY	103,300,000	Goldman Sachs Bank USA	5/15/2018	1,298
USD	2,755,721	JPY	289,000,000	JPMorgan Chase Bank	5/15/2018	32,310
USD	659,482	NOK	5,065,000	JPMorgan Chase Bank	5/15/2018	12,507
USD	4,686,441	SEK	37,655,000	Bank of America	5/15/2018	162,992
USD	1,855,483	SEK	15,125,000	JPMorgan Chase Bank	5/15/2018	38,536
USD	607,000	RUB	34,896,673	JPMorgan Chase Bank**	5/25/2018	1,495
USD	1,097,658	EUR	884,746	JPMorgan Chase Bank	5/30/2018	4,526
USD	1,231,000	RUB	70,896,953	JPMorgan Chase Bank**	6/7/2018	2,666
KRW	797,671,500	USD	746,352	Barclays Bank plc**	6/20/2018	4,086
KRW	1,999,141,900	USD	1,841,000	Deutsche Bank AG**	6/20/2018	39,767
KRW	891,075,520	USD	829,000	JPMorgan Chase Bank**	6/20/2018	9,312
USD	2,911,833	TWD	84,361,627	Deutsche Bank AG**	6/20/2018	2,106
DKK	23,971,000	USD	3,847,497	Bank of America	7/2/2018	136,783
USD	628,708	EUR	500,000	Barclays Bank plc	8/3/2018	7,631
DKK	63,000	USD	9,770	JPMorgan Chase Bank	10/1/2018	781

Total unrealized appreciation						963,288

USD	744,840	KRW	797,671,500	Barclays Bank plc**	4/2/2018	(3,515)
USD	10,018,130	DKK	67,840,000	Bank of America	4/3/2018	(1,179,176)
USD	1,706,181	DKK	10,640,000	Deutsche Bank AG	4/3/2018	(50,000)
USD	1,668,090	DKK	11,185,000	JPMorgan Chase Bank	4/3/2018	(178,046)
USD	563,503	DKK	3,838,000	JPMorgan Chase Bank	4/3/2018	(69,977)
EUR	803,000	USD	995,091	Barclays Bank plc	4/4/2018	(6,972)
EUR	5,985,000	USD	7,459,704	Goldman Sachs Bank USA	4/4/2018	(94,952)
EUR	154,000	USD	189,954	JPMorgan Chase Bank	4/4/2018	(452)
USD	1,267,000	RUB	73,143,624	JPMorgan Chase Bank**	4/10/2018	(8,724)
USD	178,000	RUB	10,227,168	JPMorgan Chase Bank**	4/18/2018	(221)
USD	2,293,807	JPY	249,599,486	HSBC Bank plc	4/26/2018	(55,338)
USD	926,000	RUB	53,513,540	Goldman Sachs Bank USA**	4/27/2018	(5,626)
JPY	662,400,000	USD	6,284,249	Goldman Sachs Bank USA	5/15/2018	(42,080)
JPY	655,600,000	USD	6,225,118	JPMorgan Chase Bank	5/15/2018	(47,029)
SEK	24,080,000	USD	2,955,658	Bank of America	5/15/2018	(62,957)
SEK	3,250,000	USD	391,311	Deutsche Bank AG	5/15/2018	(892)
SEK	7,700,000	USD	938,322	Goldman Sachs Bank USA	5/15/2018	(13,330)
SEK	41,850,000	USD	5,121,890	JPMorgan Chase Bank	5/15/2018	(94,500)
USD	221,540	GBP	159,000	Bank of America	5/15/2018	(1,925)

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	5,745,846	GBP	4,126,000	Goldman Sachs Bank USA	5/15/2018	(53,004)
USD	3,342,000	GBP	2,403,000	JPMorgan Chase Bank	5/15/2018	(35,275)
USD	4,548,004	JPY	484,500,000	Goldman Sachs Bank USA	5/15/2018	(17,714)
USD	873,808	SGD	1,148,227	HSBC Bank plc	5/17/2018	(2,800)
USD	1,779,693	JPY	190,000,000	JPMorgan Chase Bank	5/29/2018	(12,507)
RUB	334,326,614	USD	5,868,993	Barclays Bank plc**	6/7/2018	(76,576)
RUB	90,136,860	USD	1,574,540	Goldman Sachs Bank USA**	6/7/2018	(12,862)
RUB	21,857,477	USD	383,000	JPMorgan Chase Bank**	6/7/2018	(4,306)
KRW	1,357,274,800	USD	1,279,000	Goldman Sachs Bank USA**	6/20/2018	(2,093)
TWD	66,420,052	USD	2,297,000	Bank of America**	6/20/2018	(6,098)
USD	4,696,686	KRW	5,063,027,375	Goldman Sachs Bank USA**	6/20/2018	(66,544)
USD	302,493	MYR	1,188,496	Goldman Sachs Bank USA**	6/20/2018	(4,046)
USD	2,629,581	DKK	17,067,000	Bank of America	7/2/2018	(207,166)
USD	1,601,366	DKK	10,355,000	JPMorgan Chase Bank	7/2/2018	(119,765)
USD	1,945,972	DKK	13,095,000	Bank of America	7/3/2018	(230,762)
USD	1,118,614	DKK	7,425,000	JPMorgan Chase Bank	7/3/2018	(115,617)
USD	2,673,867	EUR	2,200,000	Barclays Bank plc	7/6/2018	(52,752)
USD	370,564	EUR	300,000	Bank of America	8/31/2018	(2,916)
USD	618,878	EUR	500,000	JPMorgan Chase Bank	8/31/2018	(3,589)
USD	4,051,679	DKK	24,947,000	Bank of America	10/1/2018	(126,390)
USD	2,005,076	DKK	12,405,000	Deutsche Bank AG	10/1/2018	(72,487)
USD	202,003	DKK	1,230,000	JPMorgan Chase Bank	10/1/2018	(3,995)
USD	663,953	DKK	4,305,000	JPMorgan Chase Bank	10/2/2018	(57,107)

Total unrealized depreciation						(3,202,083)

Net unrealized depreciation						(2,238,795)

**	Non-deliverable forward.

Written Put Options Contracts as of March 31, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Euro-Bund	Exchange Traded	22	EUR (2,200,000)	EUR 158.00	4/20/2018	(2,978)
U.S. Treasury 10 Year Note	Exchange Traded	66	USD (6,600,000)	USD 120.00	4/20/2018	(6,187)
U.S. Treasury 10 Year Note	Exchange Traded	33	USD (3,300,000)	USD 120.50	4/20/2018	(6,703)

						(15,868)

Total Written Options Contracts (Premiums Received ($28,363))						(15,868)

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$54,043,584	$—	$54,043,584
Collateralized Mortgage Obligations	—	33,413,230	—	33,413,230
Commercial Mortgage-Backed Securities	—	30,499,572	—	30,499,572
Common Stocks
Consumer Staples	—	20	—	20
Financials	659	—	—	659
Corporate Bonds
Consumer Discretionary	—	11,563,288	—	11,563,288
Consumer Staples	—	9,772,350	—	9,772,350
Energy	—	10,725,475	—	10,725,475
Financials	—	121,477,091	627,530	122,104,621
Health Care	—	7,757,611	—	7,757,611
Industrials	—	7,794,820	—	7,794,820
Information Technology	—	6,107,524	—	6,107,524
Materials	—	3,800,463	—	3,800,463
Real Estate	—	7,460,743	—	7,460,743
Telecommunication Services	—	6,432,495	—	6,432,495
Utilities	—	8,827,462	—	8,827,462
Foreign Government Securities	—	33,750,615	—	33,750,615
Forward Currency Contracts	—	963,288	—	963,288
Futures	1,458,636	—	—	1,458,636
Loan Participations
Financials	—	3,010,500	—	3,010,500
Mortgage-Backed Securities	—	178,431,788	—	178,431,788
Municipal Bonds	—	5,942,448	—	5,942,448
Options Purchased
Call Options Purchased	320	—	—	320
Put Options Purchased	2,165	—	—	2,165
Short-Term Investments
Certificates of Deposit	—	4,291,169	—	4,291,169
Commercial Paper	—	2,312,476	—	2,312,476
Foreign Government Treasury Bills	—	21,501,206	—	21,501,206
Repurchase Agreements	—	4,688,660	—	4,688,660
U.S. Government Agency Securities	—	7,434,614	—	7,434,614
U.S. Treasury Obligations	—	7,525,350	—	7,525,350
U.S. Government Agency Securities	—	448,969,907	—	448,969,907
U.S. Treasury Obligations	—	796,636,405	—	796,636,405

Total Assets	$1,461,780	$1,835,134,154	$627,530	$1,837,223,464

Liabilities:
Forward Currency Contracts	$—	$(3,202,083)	$—	$(3,202,083)
Futures	(1,876,141)	—	—	(1,876,141)
Options Written
Put Options Written	(15,868)	—	—	(15,868)

Total Liabilities	$(1,892,009)	$(3,202,083)	$—	$(5,094,092)

Total	$(430,229)	$1,831,932,071	$627,530	$1,832,129,372

(a)	A security with a market value of $20 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,398,050
Aggregate gross unrealized depreciation	(33,546,112)

Net unrealized depreciation	$(20,148,062)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,852,277,434

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	50,375	$766,708
Cooper Tire & Rubber Co.	33,322	976,335
Cooper-Standard Holdings, Inc.*	8,500	1,043,885
Dana, Inc.	85,565	2,204,154
Dorman Products, Inc.*	15,200	1,006,392
Fox Factory Holding Corp.*	20,100	701,490
Gentherm, Inc.*	22,600	767,270
Horizon Global Corp.*	8,860	73,006
LCI Industries	13,370	1,392,486
Modine Manufacturing Co.*	32,900	695,835
Motorcar Parts of America, Inc.*	10,300	220,729
Standard Motor Products, Inc.	12,800	608,896
Stoneridge, Inc.*	13,300	367,080
Superior Industries International, Inc.	9,600	127,680
Tenneco, Inc.	30,697	1,684,344
Tower International, Inc.	10,200	283,050

		12,919,340

Automobiles (0.1%)
Winnebago Industries, Inc.	17,346	652,210

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	544,256
Weyco Group, Inc.	3,300	110,880

		655,136

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	36,000	1,711,800
American Public Education, Inc.*	12,607	542,101
Ascent Capital Group, Inc., Class A*	7,531	27,714
Bridgepoint Education, Inc.*	9,300	62,682
Capella Education Co.	7,045	615,381
Career Education Corp.*	38,600	507,204
Carriage Services, Inc.	7,600	210,216
Chegg, Inc.*	46,200	954,492
Collectors Universe, Inc.	4,100	64,411
Grand Canyon Education, Inc.*	26,048	2,732,955
Houghton Mifflin Harcourt Co.*	77,300	537,235
K12, Inc.*	19,284	273,447
Laureate Education, Inc., Class A*	20,300	279,125
Regis Corp.*	21,352	323,056
Sotheby’s*	21,802	1,118,661
Strayer Education, Inc.	6,500	656,825
Weight Watchers International, Inc.*	17,900	1,140,588

		11,757,893

Hotels, Restaurants & Leisure (3.2%)
Belmond Ltd., Class A*	48,009	535,300
Biglari Holdings, Inc.*	491	200,529
BJ’s Restaurants, Inc.	12,134	544,817
Bloomin’ Brands, Inc.	59,800	1,451,944
Bojangles’, Inc.*	6,400	88,640
Boyd Gaming Corp.	46,700	1,487,862
Brinker International, Inc.(x)	28,200	1,018,020
Caesars Entertainment Corp.*	76,762	863,573
Carrols Restaurant Group, Inc.*	19,700	220,640
Century Casinos, Inc.*	10,800	80,568
Cheesecake Factory, Inc. (The)(x)	25,721	1,240,267
Churchill Downs, Inc.	7,793	1,901,881
Chuy’s Holdings, Inc.*	11,000	288,200
Cracker Barrel Old Country Store, Inc.(x)	11,023	1,754,862
Dave & Buster’s Entertainment, Inc.*	24,100	1,005,934
Del Frisco’s Restaurant Group, Inc.*	11,400	173,850
Del Taco Restaurants, Inc.*	11,900	123,284
Denny’s Corp.*	40,100	618,743
Dine Brands Global, Inc.(x)	11,281	739,808
El Pollo Loco Holdings, Inc.*	11,500	109,250
Eldorado Resorts, Inc.(x)*	24,559	810,447
Empire Resorts, Inc.*	900	15,525
Fiesta Restaurant Group, Inc.(x)*	11,600	214,600
Fogo De Chao, Inc.*	2,200	34,650
Habit Restaurants, Inc. (The), Class A*	4,400	38,720
ILG, Inc.	65,336	2,032,602
Inspired Entertainment, Inc.*	100	550
International Speedway Corp., Class A	15,100	665,910
J Alexander’s Holdings, Inc.*	8,006	91,669
Jack in the Box, Inc.	18,739	1,598,999
La Quinta Holdings, Inc.*	52,900	1,000,339
Lindblad Expeditions Holdings, Inc.*	4,500	46,215
Marcus Corp. (The)	9,500	288,325
Marriott Vacations Worldwide Corp.	12,900	1,718,280
Monarch Casino & Resort, Inc.*	6,100	257,969
Nathan’s Famous, Inc.	1,500	110,850
Noodles & Co.(x)*	400	3,020
Papa John’s International, Inc.	15,642	896,287
Penn National Gaming, Inc.*	47,700	1,252,602
Pinnacle Entertainment, Inc.*	31,200	940,680
Planet Fitness, Inc., Class A*	48,300	1,824,291
Potbelly Corp.*	12,200	147,010
Red Robin Gourmet Burgers, Inc.*	8,200	475,600
Red Rock Resorts, Inc., Class A	38,900	1,138,992
Ruth’s Hospitality Group, Inc.	15,900	388,755
Scientific Games Corp., Class A*	31,300	1,302,080
SeaWorld Entertainment, Inc.(x)*	38,600	572,438
Shake Shack, Inc., Class A(x)*	9,000	374,670
Sonic Corp.	27,538	694,784
Speedway Motorsports, Inc.	10,700	190,674
Texas Roadhouse, Inc.	39,618	2,289,127
Wingstop, Inc.	16,600	784,018
Zoe’s Kitchen, Inc.(x)*	200	2,888

		36,651,538

Household Durables (1.4%)
AV Homes, Inc.*	6,800	126,140
Bassett Furniture Industries, Inc.	5,100	154,785
Beazer Homes USA, Inc.*	18,100	288,695
Cavco Industries, Inc.*	4,900	851,375
Century Communities, Inc.*	8,700	260,565
CSS Industries, Inc.	4,400	77,000
Ethan Allen Interiors, Inc.	14,154	324,834
Flexsteel Industries, Inc.	3,200	126,656
GoPro, Inc., Class A(x)*	57,100	273,509
Green Brick Partners, Inc.*	13,100	142,790
Hamilton Beach Brands Holding Co., Class A	4,800	101,856
Helen of Troy Ltd.*	16,498	1,435,326
Hooker Furniture Corp.	6,500	238,550
Hovnanian Enterprises, Inc., Class A*	20,900	38,247
Installed Building Products, Inc.*	11,100	666,555
iRobot Corp.(x)*	15,900	1,020,621
KB Home	47,900	1,362,755
La-Z-Boy, Inc.	28,209	844,860
LGI Homes, Inc.(x)*	8,900	628,073
Libbey, Inc.	8,400	41,076
Lifetime Brands, Inc.	6,000	74,400
M/I Homes, Inc.*	12,300	391,755
MDC Holdings, Inc.	25,785	719,917
Meritage Homes Corp.*	21,939	992,740
PICO Holdings, Inc.*	10,700	122,515

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Taylor Morrison Home Corp., Class A*	61,800	$1,438,704
TopBuild Corp.*	21,800	1,668,136
TRI Pointe Group, Inc.*	85,601	1,406,424
Universal Electronics, Inc.*	8,100	421,605
William Lyon Homes, Class A*	11,900	327,131
ZAGG, Inc.*	15,800	192,760

		16,760,355

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	14,700	173,460
Duluth Holdings, Inc., Class B(x)*	5,000	93,650
FTD Cos., Inc.*	9,554	34,777
Groupon, Inc.(x)*	194,600	844,564
Lands’ End, Inc.(x)*	8,000	186,800
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	453,650
Nutrisystem, Inc.	16,600	447,370
Overstock.com, Inc.(x)*	8,500	308,125
PetMed Express, Inc.(x)	11,400	475,950
Shutterfly, Inc.*	19,497	1,584,131

		4,602,477

Leisure Products (0.3%)
Acushnet Holdings Corp.(x)	12,900	297,861
American Outdoor Brands Corp.*	29,835	307,897
Callaway Golf Co.	52,763	863,203
Johnson Outdoors, Inc., Class A	3,300	204,600
Malibu Boats, Inc., Class A*	8,700	288,927
Marine Products Corp.	300	4,203
Nautilus, Inc.*	16,300	219,235
Sturm Ruger & Co., Inc.(x)	10,600	556,500
Vista Outdoor, Inc.*	32,800	535,296

		3,277,722

Media (1.2%)
AMC Entertainment Holdings, Inc., Class A(x)	31,456	441,957
Central European Media Enterprises Ltd., Class A(x)*	40,800	171,360
Cogint, Inc.(x)*	200	500
Daily Journal Corp.(x)*	500	114,245
Entercom Communications Corp., Class A(x)	71,600	690,940
Entravision Communications Corp., Class A	32,600	153,220
Eros International plc(x)*	10,300	112,270
EW Scripps Co. (The), Class A	34,312	411,401
Gannett Co., Inc.	66,500	663,670
Global Eagle Entertainment, Inc.(x)*	11,500	16,905
Gray Television, Inc.*	35,600	452,120
Hemisphere Media Group, Inc.*	4,100	46,125
IMAX Corp.*	34,100	654,720
Liberty Media Corp.-Liberty Braves, Class C*	18,100	413,042
Liberty Media Corp.-Liberty Braves, Class A*	5,800	131,834
Loral Space & Communications, Inc.*	6,896	287,218
MDC Partners, Inc., Class A*	31,500	226,800
Meredith Corp.(x)	21,500	1,156,700
MSG Networks, Inc., Class A*	33,700	761,620
National CineMedia, Inc.	38,023	197,339
New Media Investment Group, Inc.	25,900	443,926
New York Times Co. (The), Class A	71,400	1,720,741
Nexstar Media Group, Inc., Class A	24,906	1,656,249
Reading International, Inc., Class A*	9,100	151,515
Saga Communications, Inc., Class A	2,000	74,500
Salem Media Group, Inc.	200	720
Scholastic Corp.	14,860	577,162
Sinclair Broadcast Group, Inc., Class A	42,600	1,333,380
tronc, Inc.*	15,300	251,226
World Wrestling Entertainment, Inc., Class A(x)	20,400	734,604

		14,048,009

Multiline Retail (0.3%)
Big Lots, Inc.(x)	25,600	1,114,368
Dillard’s, Inc., Class A(x)	8,700	698,958
Fred’s, Inc., Class A(x)	10,715	32,038
JC Penney Co., Inc.(x)*	177,700	536,654
Ollie’s Bargain Outlet Holdings, Inc.*	27,300	1,646,190

		4,028,208

Specialty Retail (2.1%)
Aaron’s, Inc.	37,200	1,733,520
Abercrombie & Fitch Co., Class A	39,300	951,453
American Eagle Outfitters, Inc.	94,800	1,889,363
America’s Car-Mart, Inc.*	2,900	146,305
Asbury Automotive Group, Inc.*	11,442	772,335
Ascena Retail Group, Inc.*	97,562	196,100
Barnes & Noble Education, Inc.*	19,975	137,628
Barnes & Noble, Inc.	18,800	93,060
Buckle, Inc. (The)(x)	11,389	252,266
Caleres, Inc.	27,663	929,477
Camping World Holdings, Inc., Class A	17,700	570,825
Cato Corp. (The), Class A	13,323	196,381
Chico’s FAS, Inc.	80,900	731,336
Children’s Place, Inc. (The)(x)	11,390	1,540,498
Citi Trends, Inc.	5,200	160,732
Conn’s, Inc.*	7,400	251,600
Container Store Group, Inc. (The)(x)*	9,600	52,224
DSW, Inc., Class A(x)	38,100	855,726
Express, Inc.*	6,300	45,108
Five Below, Inc.*	31,305	2,295,908
Francesca’s Holdings Corp.*	4,000	19,200
Genesco, Inc.*	12,357	501,694
Group 1 Automotive, Inc.	11,937	779,964
Guess?, Inc.	35,400	734,196
Haverty Furniture Cos., Inc.	12,200	245,830
Hibbett Sports, Inc.*	13,155	315,062
Kirkland’s, Inc.*	7,300	70,737
Lithia Motors, Inc., Class A	13,600	1,367,072
Lumber Liquidators Holdings, Inc.(x)*	15,976	382,146
MarineMax, Inc.*	14,200	276,190
Monro, Inc.	17,604	943,574
National Vision Holdings, Inc.*	10,392	335,766
Office Depot, Inc.	313,000	672,950
Party City Holdco, Inc.(x)*	14,200	221,520
Pier 1 Imports, Inc.	24,156	77,782
Rent-A-Center, Inc.(x)	21,103	182,119
Restoration Hardware Holdings, Inc.(x)*	11,443	1,090,289
Shoe Carnival, Inc.	700	16,660
Sleep Number Corp.*	24,800	871,720
Sonic Automotive, Inc., Class A	12,325	233,559
Tailored Brands, Inc.	29,451	738,042
Tile Shop Holdings, Inc.	12,000	72,000
Tilly’s, Inc., Class A	5,900	66,670
Vitamin Shoppe, Inc.(x)*	6,900	30,015
Winmark Corp.	1,100	143,880
Zumiez, Inc.*	12,700	303,530

		24,494,012

Textiles, Apparel & Luxury Goods (0.8%)
Columbia Sportswear Co.	15,468	1,182,219
Crocs, Inc.*	42,834	696,053
Culp, Inc.	5,800	177,190
Deckers Outdoor Corp.*	19,500	1,755,585
Fossil Group, Inc.(x)*	23,700	300,990

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
G-III Apparel Group Ltd.(x)*	24,200	$911,856
Movado Group, Inc.	9,000	345,600
Oxford Industries, Inc.	8,700	648,672
Perry Ellis International, Inc.*	7,200	185,760
Steven Madden Ltd.	35,340	1,551,426
Unifi, Inc.*	9,000	326,250
Vera Bradley, Inc.*	12,500	132,625
Wolverine World Wide, Inc.	55,580	1,606,262

		9,820,488

Total Consumer Discretionary		139,667,388

Consumer Staples (2.3%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	4,974	940,335
Coca-Cola Bottling Co. Consolidated	2,600	448,942
Craft Brew Alliance, Inc.*	5,700	106,020
MGP Ingredients, Inc.(x)	7,100	636,089
National Beverage Corp.	6,700	596,434
Primo Water Corp.*	15,000	175,650

		2,903,470

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	16,409	543,138
Chefs’ Warehouse, Inc. (The)*	9,000	207,000
Ingles Markets, Inc., Class A	6,500	220,025
Natural Grocers by Vitamin Cottage, Inc.*	9,700	69,452
Performance Food Group Co.*	48,500	1,447,724
PriceSmart, Inc.	11,452	956,815
Smart & Final Stores, Inc.*	11,400	63,270
SpartanNash Co.	20,870	359,173
United Natural Foods, Inc.*	28,488	1,223,275
Village Super Market, Inc., Class A	4,600	121,302
Weis Markets, Inc.	4,451	182,402

		5,393,576

Food Products (0.9%)
Alico, Inc.	600	16,320
B&G Foods, Inc.(x)	37,700	893,490
Calavo Growers, Inc.(x)	8,900	820,580
Cal-Maine Foods, Inc.*	17,384	759,681
Darling Ingredients, Inc.*	94,299	1,631,373
Dean Foods Co.	53,900	464,618
Farmer Brothers Co.*	4,617	139,433
Fresh Del Monte Produce, Inc.	18,504	837,121
Freshpet, Inc.(x)*	13,100	215,495
Hostess Brands, Inc.*	45,800	677,382
J&J Snack Foods Corp.	8,603	1,174,826
John B Sanfilippo & Son, Inc.	4,200	243,054
Lancaster Colony Corp.	10,737	1,322,154
Landec Corp.*	15,400	200,970
Lifeway Foods, Inc.*	12,515	74,965
Limoneira Co.	6,700	158,991
Sanderson Farms, Inc.	11,493	1,367,897
Seneca Foods Corp., Class A*	5,700	157,890
Tootsie Roll Industries, Inc.(x)	15,357	452,272

		11,608,512

Household Products (0.3%)
Central Garden & Pet Co.*	5,100	219,300
Central Garden & Pet Co., Class A*	19,233	761,819
HRG Group, Inc.*	67,100	1,106,479
Oil-Dri Corp. of America	3,000	120,570
Orchids Paper Products Co.(x)*	6,800	55,420
WD-40 Co.(x)	8,227	1,083,496

		3,347,084

Personal Products (0.2%)
elf Beauty, Inc.(x)*	7,000	135,590
Inter Parfums, Inc.	9,100	429,065
Medifast, Inc.	6,000	560,700
Natural Health Trends Corp.(x)	6,800	129,268
Nature’s Sunshine Products, Inc.*	600	6,600
Revlon, Inc., Class A(x)*	8,800	181,280
USANA Health Sciences, Inc.*	7,000	601,300

		2,043,803

Tobacco (0.2%)
Turning Point Brands, Inc.	300	5,832
Universal Corp.	14,153	686,421
Vector Group Ltd.(x)	55,066	1,122,795

		1,815,048

Total Consumer Staples		27,111,493

Energy (3.6%)
Energy Equipment & Services (1.3%)
Archrock, Inc.	36,800	322,000
Basic Energy Services, Inc.*	2,400	34,656
Bristow Group, Inc.*	30,480	396,240
C&J Energy Services, Inc.*	26,600	686,812
CARBO Ceramics, Inc.(x)*	8,700	63,075
Diamond Offshore Drilling, Inc.(x)*	37,000	542,420
Dril-Quip, Inc.*	21,700	972,160
Ensco plc, Class A(x)	244,040	1,071,336
Era Group, Inc.*	12,700	118,745
Exterran Corp.*	18,400	491,280
Fairmount Santrol Holdings, Inc.*	86,500	367,625
Forum Energy Technologies, Inc.*	45,000	495,000
Frank’s International NV(x)	25,400	137,922
Geospace Technologies Corp.*	8,800	86,856
Gulf Island Fabrication, Inc.	800	5,680
Helix Energy Solutions Group, Inc.*	79,400	459,726
Independence Contract Drilling, Inc.*	19,200	72,576
Keane Group, Inc.(x)*	20,200	298,960
Key Energy Services, Inc.*	1,300	15,236
Mammoth Energy Services, Inc.*	7,000	224,420
Matrix Service Co.*	17,100	234,270
McDermott International, Inc.*	162,200	987,798
Natural Gas Services Group, Inc.*	6,477	154,476
NCS Multistage Holdings, Inc.*	3,200	48,000
Newpark Resources, Inc.*	47,602	385,576
Noble Corp. plc(x)*	139,900	519,029
Oil States International, Inc.*	29,100	762,420
Parker Drilling Co.(x)*	93,529	59,391
PHI, Inc. (Non-Voting)*	8,800	90,112
Pioneer Energy Services Corp.*	36,100	97,470
ProPetro Holding Corp.*	31,800	505,302
RigNet, Inc.*	9,300	126,480
Rowan Cos. plc, Class A*	66,800	770,872
SEACOR Holdings, Inc.*	9,200	470,120
SEACOR Marine Holdings, Inc.*	14,649	278,624
Select Energy Services, Inc., Class A(x)*	3,300	41,646
Smart Sand, Inc.(x)*	15,600	90,792
Solaris Oilfield Infrastructure, Inc., Class A*	1,200	19,872
Superior Energy Services, Inc.*	87,200	735,096
TETRA Technologies, Inc.*	80,061	300,229
Unit Corp.*	28,500	563,160
US Silica Holdings, Inc.(x)	53,200	1,357,664

		15,461,124

Oil, Gas & Consumable Fuels (2.3%)
Abraxas Petroleum Corp.*	90,900	201,798
Approach Resources, Inc.(x)*	9,000	23,490
Arch Coal, Inc., Class A	12,600	1,157,688
Ardmore Shipping Corp.*	15,500	117,800
Bonanza Creek Energy, Inc.*	11,600	321,436
California Resources Corp.(x)*	39,400	675,710
Callon Petroleum Co.*	108,221	1,432,846
Carrizo Oil & Gas, Inc.(x)*	43,203	691,248
Clean Energy Fuels Corp.*	59,659	98,437
Cloud Peak Energy, Inc.*	10,000	29,100

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Contango Oil & Gas Co.*	11,849	$42,064
CVR Energy, Inc.(x)	14,000	423,080
Delek US Energy, Inc.	46,447	1,890,392
Denbury Resources, Inc.*	198,900	544,986
DHT Holdings, Inc.	61,500	209,100
Dorian LPG Ltd.*	14,538	108,890
Earthstone Energy, Inc., Class A*	1,400	14,168
Eclipse Resources Corp.*	93,994	135,351
Energy XXI Gulf Coast, Inc.*	10,900	41,856
EP Energy Corp., Class A(x)*	47,900	64,186
Evolution Petroleum Corp.	15,200	122,360
Frontline Ltd.(x)	41,200	182,516
GasLog Ltd.	23,500	386,575
Gener8 Maritime, Inc.*	12,700	71,755
Golar LNG Ltd.(x)	55,100	1,507,536
Green Plains, Inc.	21,700	364,560
Halcon Resources Corp.*	73,500	357,945
Hallador Energy Co.	900	6,183
HighPoint Resources Corp.(x)*	61,902	314,462
International Seaways, Inc.*	25,466	448,202
Isramco, Inc.*	1,321	137,120
Jagged Peak Energy, Inc.(x)*	26,200	370,206
Jones Energy, Inc., Class A(x)*	6,265	5,012
Jura Energy Corp.*	690	32
Lilis Energy, Inc.(x)*	3,700	14,689
Matador Resources Co.*	51,100	1,528,401
Midstates Petroleum Co., Inc.*	1,500	19,995
NACCO Industries, Inc., Class A	2,200	72,270
Navios Maritime Acquisition Corp.	17,200	14,448
Nordic American Tankers Ltd.(x)	30,801	59,754
Oasis Petroleum, Inc.*	135,028	1,093,727
Overseas Shipholding Group, Inc., Class A*	12,000	34,080
Pacific Ethanol, Inc.*	22,000	66,000
Panhandle Oil and Gas, Inc., Class A	9,000	173,700
Par Pacific Holdings, Inc.*	17,600	302,192
PDC Energy, Inc.*	37,835	1,855,050
Peabody Energy Corp.	35,300	1,288,450
Penn Virginia Corp.*	8,000	280,320
Renewable Energy Group, Inc.(x)*	24,200	309,760
Resolute Energy Corp.(x)*	12,400	429,660
REX American Resources Corp.*	3,600	262,080
Ring Energy, Inc.*	23,700	340,095
Rosehill Resources, Inc.(x)*	400	2,348
Sanchez Energy Corp.(x)*	38,700	121,131
SandRidge Energy, Inc.*	19,900	288,749
Scorpio Tankers, Inc.	89,700	175,812
SemGroup Corp., Class A(x)	38,200	817,480
Ship Finance International Ltd.(x)	36,005	514,872
SRC Energy, Inc.*	114,200	1,076,906
Stone Energy Corp.*	10,900	404,390
Teekay Corp.	56,300	455,467
Teekay Tankers Ltd., Class A	82,757	98,481
Tellurian, Inc.(x)*	32,800	236,488
Ultra Petroleum Corp.*	111,800	466,206
W&T Offshore, Inc.*	66,444	294,347
Westmoreland Coal Co.(x)*	12,400	5,084
WildHorse Resource Development Corp.(x)*	21,000	400,890

		26,001,412

Total Energy		41,462,536

Financials (17.9%)
Banks (10.1%)
1st Source Corp.	9,072	459,225
Access National Corp.	8,597	245,272
ACNB Corp.	3,500	102,375
Allegiance Bancshares, Inc.*	6,400	250,560
American National Bankshares, Inc.	4,700	176,720
Ameris Bancorp	20,854	1,103,177
Ames National Corp.	5,450	149,875
Arrow Financial Corp.	6,810	231,200
Atlantic Capital Bancshares, Inc.*	9,000	162,900
Banc of California, Inc.(x)	27,900	538,470
BancFirst Corp.	9,000	477,900
Banco Latinoamericano de Comercio Exterior SA, Class E	17,381	495,359
Bancorp, Inc. (The)*	29,900	322,920
BancorpSouth Bank	50,000	1,590,000
Bank of Marin Bancorp	3,400	234,430
Bank of NT Butterfield & Son Ltd. (The)	30,800	1,382,304
Bankwell Financial Group, Inc.	3,600	116,208
Banner Corp.	23,000	1,276,270
Bar Harbor Bankshares	8,146	225,807
Berkshire Hills Bancorp, Inc.	19,194	728,412
Blue Hills Bancorp, Inc.	14,100	293,985
Boston Private Financial Holdings, Inc.	46,970	706,899
Bridge Bancorp, Inc.	10,481	351,638
Brookline Bancorp, Inc.	39,977	647,627
Bryn Mawr Bank Corp.	9,280	407,856
BSB Bancorp, Inc.*	5,200	159,120
C&F Financial Corp.	2,000	105,200
Camden National Corp.	8,750	389,375
Capital City Bank Group, Inc.	7,000	173,250
Capstar Financial Holdings, Inc.*	200	3,766
Carolina Financial Corp.	10,700	420,296
Cathay General Bancorp	41,947	1,677,041
CenterState Bank Corp.	28,360	752,391
Central Pacific Financial Corp.	17,100	486,666
Central Valley Community Bancorp	5,800	113,448
Century Bancorp, Inc., Class A	1,800	142,920
Chemical Financial Corp.	44,794	2,449,335
Chemung Financial Corp.	300	13,941
Citizens & Northern Corp.	6,802	157,058
City Holding Co.	8,450	579,332
CNB Financial Corp.	8,600	250,174
CoBiz Financial, Inc.	21,321	417,892
Codorus Valley Bancorp, Inc.	5,486	154,266
Columbia Banking System, Inc.	40,955	1,718,062
Community Bank System, Inc.	28,102	1,505,143
Community Bankers Trust Corp.*	500	4,500
Community Financial Corp. (The)	100	3,722
Community Trust Bancorp, Inc.	8,725	394,370
ConnectOne Bancorp, Inc.	16,200	466,560
County Bancorp, Inc.	400	11,684
Customers Bancorp, Inc.*	14,900	434,335
CVB Financial Corp.	58,087	1,315,090
Eagle Bancorp, Inc.*	17,550	1,050,368
Enterprise Bancorp, Inc.	5,200	183,508
Enterprise Financial Services Corp.	12,495	586,016
Equity Bancshares, Inc., Class A*	4,200	164,472
Farmers & Merchants Bancorp, Inc.(x)	300	12,111
Farmers Capital Bank Corp.	4,000	159,800
Farmers National Banc Corp.	14,000	193,900
FB Financial Corp.*	3,600	146,124
FCB Financial Holdings, Inc., Class A*	24,200	1,236,620
Fidelity Southern Corp.	10,800	249,156
Financial Institutions, Inc.	8,900	263,440
First Bancorp, Inc.	5,419	151,624
First Bancorp/NC	11,310	403,202
First Bancorp/PR*	125,900	757,918
First Busey Corp.	21,259	631,817
First Business Financial Services, Inc.	5,300	133,348
First Citizens BancShares, Inc., Class A	4,300	1,776,932

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
First Commonwealth Financial Corp.	51,113	$722,227
First Community Bancshares, Inc.	9,000	268,650
First Connecticut Bancorp, Inc.	7,700	197,120
First Financial Bancorp	35,316	1,036,525
First Financial Bankshares, Inc.(x)	36,624	1,695,691
First Financial Corp.	5,700	237,120
First Financial Northwest, Inc.	1,200	20,100
First Foundation, Inc.*	15,100	279,954
First Guaranty Bancshares, Inc.(x)	229	5,952
First Internet Bancorp	4,200	155,400
First Interstate BancSystem, Inc., Class A	13,527	534,993
First Merchants Corp.	23,400	975,780
First Mid-Illinois Bancshares, Inc.	4,600	167,670
First Midwest Bancorp, Inc.	65,868	1,619,694
First Northwest Bancorp*	6,600	111,474
First of Long Island Corp. (The)	12,275	336,949
Flushing Financial Corp.	15,942	429,796
Franklin Financial Network, Inc.*	5,000	163,000
Fulton Financial Corp.	99,800	1,771,450
German American Bancorp, Inc.	12,150	405,203
Glacier Bancorp, Inc.	43,714	1,677,743
Great Southern Bancorp, Inc.	6,130	306,194
Great Western Bancorp, Inc.	33,400	1,345,018
Green Bancorp, Inc.*	13,000	289,250
Guaranty Bancorp	10,000	283,500
Hancock Holding Co.	48,486	2,506,725
Hanmi Financial Corp.	18,000	553,500
HarborOne Bancorp, Inc.*	8,300	146,578
Heartland Financial USA, Inc.	13,400	710,870
Heritage Commerce Corp.	16,500	271,920
Heritage Financial Corp.	17,362	531,277
Hilltop Holdings, Inc.	42,000	985,320
Home BancShares, Inc.	97,101	2,214,874
HomeTrust Bancshares, Inc.*	9,700	252,685
Hope Bancorp, Inc.	73,614	1,339,039
Horizon Bancorp	11,300	339,113
IBERIABANK Corp.	29,285	2,284,230
Independent Bank Corp./MA	14,886	1,065,093
Independent Bank Corp./MI	11,700	267,930
Independent Bank Group, Inc.	10,100	714,070
International Bancshares Corp.	31,390	1,221,071
Investors Bancorp, Inc.	168,340	2,296,157
Lakeland Bancorp, Inc.	23,635	469,155
Lakeland Financial Corp.	13,800	637,974
LCNB Corp.	5,500	104,500
LegacyTexas Financial Group, Inc.	25,560	1,094,479
Live Oak Bancshares, Inc.	9,400	261,320
Macatawa Bank Corp.	16,200	166,374
MainSource Financial Group, Inc.	13,281	539,873
MB Financial, Inc.	51,151	2,070,592
MBT Financial Corp.	11,500	123,625
Mercantile Bank Corp.	8,900	295,925
Midland States Bancorp, Inc.	5,100	160,956
MidWestOne Financial Group, Inc.	4,800	159,792
MutualFirst Financial, Inc.	3,200	116,000
National Bank Holdings Corp., Class A	13,800	458,850
National Bankshares, Inc.	3,900	175,695
National Commerce Corp.*	4,200	182,910
NBT Bancorp, Inc.	24,582	872,169
Nicolet Bankshares, Inc.*	2,300	126,661
Northrim Bancorp, Inc.	4,500	155,475
OFG Bancorp	22,700	237,215
Old Line Bancshares, Inc.	5,100	168,300
Old National Bancorp	78,605	1,328,425
Old Second Bancorp, Inc.	17,800	247,420
Opus Bank	10,900	305,200
Orrstown Financial Services, Inc.	700	16,905
Pacific Mercantile Bancorp*	2,300	21,965
Pacific Premier Bancorp, Inc.*	20,393	819,799
Park National Corp.	7,648	793,556
Peapack Gladstone Financial Corp.	9,000	300,510
Penns Woods Bancorp, Inc.	3,300	139,623
Peoples Bancorp of North Carolina, Inc.	120	3,686
Peoples Bancorp, Inc.	9,220	326,849
Peoples Financial Services Corp.	3,900	178,035
People’s Utah Bancorp	7,600	245,480
Preferred Bank	7,000	449,400
Premier Financial Bancorp, Inc.	5,770	107,380
QCR Holdings, Inc.	6,800	304,980
Renasant Corp.	24,681	1,050,423
Republic Bancorp, Inc., Class A	5,100	195,330
Republic First Bancorp, Inc.(x)*	27,800	241,860
S&T Bancorp, Inc.	20,325	811,781
Sandy Spring Bancorp, Inc.	18,648	722,797
Seacoast Banking Corp. of Florida*	32,100	849,687
ServisFirst Bancshares, Inc.	25,200	1,028,664
Shore Bancshares, Inc.	8,100	152,766
Sierra Bancorp	6,166	164,262
Simmons First National Corp., Class A	23,028	655,147
South State Corp.	20,052	1,710,436
Southern First Bancshares, Inc.*	3,800	169,100
Southern National Bancorp of Virginia, Inc.	6,700	106,128
Southside Bancshares, Inc.	16,089	558,932
State Bank Financial Corp.	23,200	696,232
Sterling Bancorp	118,963	2,682,615
Stock Yards Bancorp, Inc.	12,150	426,465
Summit Financial Group, Inc.	5,000	125,050
Texas Capital Bancshares, Inc.*	28,723	2,582,197
Tompkins Financial Corp.	8,300	628,808
Towne Bank	32,321	924,381
TriCo Bancshares	13,016	484,456
TriState Capital Holdings, Inc.*	12,600	292,950
Triumph Bancorp, Inc.*	9,600	395,520
Trustmark Corp.	38,680	1,205,269
UMB Financial Corp.	25,418	1,840,009
Umpqua Holdings Corp.	124,522	2,666,015
Union Bankshares Corp.	28,877	1,060,075
Union Bankshares, Inc.(x)	2,100	106,680
United Bankshares, Inc.(x)	63,173	2,226,848
United Community Banks, Inc.	39,700	1,256,505
Univest Corp. of Pennsylvania	14,525	402,343
Valley National Bancorp	168,946	2,105,067
Veritex Holdings, Inc.*	5,000	138,350
Washington Trust Bancorp, Inc.	9,900	532,125
WesBanco, Inc.	22,779	963,552
West Bancorporation, Inc.	9,100	232,960
Westamerica Bancorp	14,174	823,226
Wintrust Financial Corp.	34,912	3,004,177

		118,199,828

Capital Markets (1.4%)
Arlington Asset Investment Corp., Class A(x)	14,400	158,976
Artisan Partners Asset Management, Inc., Class A	25,500	849,150
Associated Capital Group, Inc., Class A	3,100	116,095
B. Riley Financial, Inc.	3,374	65,793
BrightSphere Investment Group plc	45,300	713,928
Cohen & Steers, Inc.	12,009	488,286
Cowen, Inc.(x)*	12,750	168,300
Diamond Hill Investment Group, Inc.	1,713	353,837
Donnelley Financial Solutions, Inc.*	15,100	259,267
Evercore, Inc., Class A	22,611	1,971,679
Financial Engines, Inc.	32,600	1,141,000
GAIN Capital Holdings, Inc.(x)	17,400	117,450

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
GAMCO Investors, Inc., Class A	5,600	$139,048
Greenhill & Co., Inc.	15,900	294,150
Houlihan Lokey, Inc.	12,200	544,120
INTL. FCStone, Inc.*	8,600	367,048
Investment Technology Group, Inc.	18,900	373,086
Ladenburg Thalmann Financial Services, Inc.	59,000	192,930
Medley Management, Inc., Class A	2,400	13,680
Moelis & Co., Class A	17,600	894,960
Oppenheimer Holdings, Inc., Class A	4,500	115,875
Piper Jaffray Cos.	8,300	689,315
PJT Partners, Inc., Class A	10,200	511,020
Pzena Investment Management, Inc., Class A	9,511	105,857
Safeguard Scientifics, Inc.*	10,000	122,500
Stifel Financial Corp.	36,786	2,178,836
Virtu Financial, Inc., Class A(x)	14,500	478,500
Virtus Investment Partners, Inc.	5,978	740,076
Waddell & Reed Financial, Inc., Class A(x)	44,900	907,429
Westwood Holdings Group, Inc.	4,597	259,685
WisdomTree Investments, Inc.	68,000	623,560

		15,955,436

Consumer Finance (0.7%)
Encore Capital Group, Inc.(x)*	15,600	705,120
Enova International, Inc.*	19,213	423,647
EZCORP, Inc., Class A*	24,996	329,947
FirstCash, Inc.	27,335	2,220,969
Green Dot Corp., Class A*	25,500	1,636,080
LendingClub Corp.*	186,000	651,000
Nelnet, Inc., Class A	11,569	606,331
PRA Group, Inc.(x)*	28,848	1,096,224
Regional Management Corp.*	5,100	162,384
World Acceptance Corp.*	3,481	366,549

		8,198,251

Diversified Financial Services (0.1%)
Cannae Holdings, Inc.*	37,800	712,908
Marlin Business Services Corp.	5,400	153,090
On Deck Capital, Inc.*	39,700	221,923
Tiptree, Inc.	12,600	80,010

		1,167,931

Insurance (2.5%)
Ambac Financial Group, Inc.*	25,900	406,112
American Equity Investment Life Holding Co.	49,493	1,453,114
AMERISAFE, Inc.	10,900	602,225
AmTrust Financial Services, Inc.(x)	48,800	600,728
Argo Group International Holdings Ltd.	18,985	1,089,739
Atlas Financial Holdings, Inc.*	1,600	16,560
Baldwin & Lyons, Inc., Class B	7,523	165,506
Blue Capital Reinsurance Holdings Ltd.(x)	300	3,660
Citizens, Inc.(x)*	27,849	203,855
CNO Financial Group, Inc.	102,901	2,229,865
Crawford & Co., Class B	9,400	77,268
Donegal Group, Inc., Class A	9,844	155,535
eHealth, Inc.*	9,800	140,238
EMC Insurance Group, Inc.	5,700	154,356
Employers Holdings, Inc.	19,701	796,905
Enstar Group Ltd.*	6,488	1,364,102
FBL Financial Group, Inc., Class A	5,600	388,360
Federated National Holding Co.	9,200	145,084
Genworth Financial, Inc., Class A*	284,700	805,701
Global Indemnity Ltd.	4,700	162,244
Greenlight Capital Re Ltd., Class A*	15,593	250,268
Hallmark Financial Services, Inc.*	2,100	18,732
HCI Group, Inc.	3,000	114,480
Health Insurance Innovations, Inc., Class A(x)*	11,900	343,910
Heritage Insurance Holdings, Inc.(x)	17,400	263,784
Horace Mann Educators Corp.	23,037	984,832
Independence Holding Co.	900	32,085
Infinity Property & Casualty Corp.	6,152	728,397
Investors Title Co.	800	159,920
James River Group Holdings Ltd.	12,800	454,016
Kemper Corp.	22,800	1,299,600
Kinsale Capital Group, Inc.	6,500	333,645
Maiden Holdings Ltd.	43,061	279,897
MBIA, Inc.(x)*	75,500	699,130
National General Holdings Corp.	27,400	666,094
National Western Life Group, Inc., Class A	1,300	396,344
Navigators Group, Inc. (The)	12,906	744,031
NI Holdings, Inc.*	200	3,340
Primerica, Inc.	26,600	2,569,560
RLI Corp.	21,796	1,381,648
Safety Insurance Group, Inc.	8,275	635,934
Selective Insurance Group, Inc.	32,632	1,980,762
State Auto Financial Corp.	8,834	252,387
Stewart Information Services Corp.	12,627	554,830
Third Point Reinsurance Ltd.*	51,900	724,005
Trupanion, Inc.(x)*	11,800	352,702
United Fire Group, Inc.	12,364	591,741
United Insurance Holdings Corp.	15,200	290,928
Universal Insurance Holdings, Inc.	17,900	571,010
WMIH Corp.*	111,500	158,330

		28,797,499

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
AG Mortgage Investment Trust, Inc. (REIT)	15,500	269,235
Anworth Mortgage Asset Corp. (REIT)	54,911	263,573
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	64,007	1,150,845
Ares Commercial Real Estate Corp. (REIT)	13,600	167,960
ARMOUR Residential REIT, Inc. (REIT)(x)	21,101	491,231
Capstead Mortgage Corp. (REIT)	54,837	474,340
CYS Investments, Inc. (REIT)	85,675	575,736
Dynex Capital, Inc. (REIT)	25,400	168,402
Granite Point Mortgage Trust, Inc. (REIT)	24,300	401,922
Great Ajax Corp. (REIT)	10,300	139,565
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	27,900	544,050
Invesco Mortgage Capital, Inc. (REIT)	64,594	1,058,050
Ladder Capital Corp. (REIT)	40,382	608,961
MTGE Investment Corp. (REIT)	26,374	472,095
New York Mortgage Trust, Inc. (REIT)(x)	63,100	374,183
Orchid Island Capital, Inc. (REIT)(x)	11,300	83,281
Owens Realty Mortgage, Inc. (REIT)(x)	6,100	88,938
PennyMac Mortgage Investment Trust (REIT)	42,545	767,086
Redwood Trust, Inc. (REIT)	43,791	677,447
Resource Capital Corp. (REIT)	16,848	160,224
TPG RE Finance Trust, Inc. (REIT)	900	17,901
Western Asset Mortgage Capital Corp. (REIT)	15,900	154,071

		9,109,096

Thrifts & Mortgage Finance (2.3%)
BankFinancial Corp.	10,121	171,855
Bear State Financial, Inc.	10,100	103,525

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Beneficial Bancorp, Inc.	40,338	$627,256
BofI Holding, Inc.(x)*	34,400	1,394,232
Capitol Federal Financial, Inc.	78,400	968,240
Charter Financial Corp.	8,500	173,315
Clifton Bancorp, Inc.	9,804	153,433
Dime Community Bancshares, Inc.	17,901	329,378
ESSA Bancorp, Inc.	800	11,736
Essent Group Ltd.*	42,200	1,796,032
Federal Agricultural Mortgage Corp., Class C	4,300	374,186
First Defiance Financial Corp.	5,100	292,332
Flagstar Bancorp, Inc.*	12,000	424,800
Hingham Institution for Savings	800	164,800
Home Bancorp, Inc.	3,800	164,046
HomeStreet, Inc.*	14,700	421,155
Impac Mortgage Holdings, Inc.(x)*	2,600	20,540
Kearny Financial Corp.	52,835	686,855
LendingTree, Inc.*	3,600	1,181,340
Meridian Bancorp, Inc.	31,000	624,650
Meta Financial Group, Inc.	4,700	513,240
MGIC Investment Corp.*	212,087	2,757,130
Nationstar Mortgage Holdings, Inc.*	16,600	298,136
NMI Holdings, Inc., Class A*	27,300	451,815
Northfield Bancorp, Inc.	24,183	377,497
Northwest Bancshares, Inc.	55,110	912,622
OceanFirst Financial Corp.	21,079	563,863
Ocwen Financial Corp.(x)*	133,100	548,372
Oritani Financial Corp.	22,150	340,003
PennyMac Financial Services, Inc., Class A*	13,300	301,245
PHH Corp.*	29,115	304,543
Provident Financial Holdings, Inc.	800	14,472
Provident Financial Services, Inc.	38,216	977,947
Radian Group, Inc.	123,600	2,353,344
Riverview Bancorp, Inc.	100	934
SI Financial Group, Inc.	6,800	97,920
Southern Missouri Bancorp, Inc.	4,300	157,380
Territorial Bancorp, Inc.	5,595	165,948
Timberland Bancorp, Inc.	100	3,040
TrustCo Bank Corp.	52,454	443,236
United Community Financial Corp.	26,400	260,304
United Financial Bancorp, Inc.	28,760	465,912
Walker & Dunlop, Inc.	15,845	941,510
Washington Federal, Inc.	52,200	1,806,120
Waterstone Financial, Inc.	13,900	240,470
Western New England Bancorp, Inc.	15,500	165,075
WSFS Financial Corp.	17,400	833,460

		26,379,244

Total Financials		207,807,285

Health Care (16.1%)
Biotechnology (6.1%)
Abeona Therapeutics, Inc.(x)*	14,800	212,380
Acceleron Pharma, Inc.*	20,900	817,190
Achaogen, Inc.(x)*	16,600	214,970
Achillion Pharmaceuticals, Inc.*	30,100	111,671
Acorda Therapeutics, Inc.*	25,135	594,443
Adamas Pharmaceuticals, Inc.(x)*	2,400	57,360
Aduro Biotech, Inc.(x)*	24,000	223,200
Advaxis, Inc.(x)*	48,600	82,134
Agenus, Inc.(x)*	52,300	246,333
Aileron Therapeutics, Inc.*	700	5,691
Aimmune Therapeutics, Inc.*	16,400	522,012
Akebia Therapeutics, Inc.*	20,600	196,318
Alder Biopharmaceuticals, Inc.(x)*	26,500	336,550
AMAG Pharmaceuticals, Inc.*	19,200	386,880
Amicus Therapeutics, Inc.(x)*	82,200	1,236,288
AnaptysBio, Inc.*	10,000	1,040,800
Anavex Life Sciences Corp.(x)*	29,200	80,592
Ardelyx, Inc.*	26,800	135,340
Arena Pharmaceuticals, Inc.*	22,333	882,154
Array BioPharma, Inc.*	111,019	1,811,830
Asterias Biotherapeutics, Inc.(x)*	9,800	14,210
Atara Biotherapeutics, Inc.*	15,100	588,900
Athenex, Inc.(x)*	2,000	34,020
Athersys, Inc.(x)*	61,900	113,277
Audentes Therapeutics, Inc.*	7,800	234,390
Avexis, Inc.*	14,000	1,730,120
Axovant Sciences Ltd.*	60,000	79,800
Bellicum Pharmaceuticals, Inc.(x)*	18,400	120,704
BioCryst Pharmaceuticals, Inc.(x)*	49,200	234,684
Biohaven Pharmaceutical Holding Co. Ltd.*	5,300	136,528
BioSpecifics Technologies Corp.*	3,700	164,058
BioTime, Inc.(x)*	53,300	143,377
Bluebird Bio, Inc.*	27,300	4,661,474
Blueprint Medicines Corp.*	22,200	2,035,740
Calithera Biosciences, Inc.*	14,600	91,980
Calyxt, Inc.(x)*	1,500	19,680
Cara Therapeutics, Inc.(x)*	25,400	314,452
Catalyst Pharmaceuticals, Inc.*	10,400	24,856
Celldex Therapeutics, Inc.*	86,778	202,193
ChemoCentryx, Inc.*	24,400	331,840
Chimerix, Inc.*	34,700	180,440
Clovis Oncology, Inc.*	24,700	1,304,160
Coherus Biosciences, Inc.*	19,400	214,370
Conatus Pharmaceuticals, Inc.*	8,000	46,960
Concert Pharmaceuticals, Inc.*	12,300	281,670
Corbus Pharmaceuticals Holdings, Inc.(x)*	9,700	59,170
Corvus Pharmaceuticals, Inc.*	13,100	151,043
Curis, Inc.*	60,500	39,525
Cytokinetics, Inc.*	20,700	149,040
CytomX Therapeutics, Inc.*	14,400	409,680
Dynavax Technologies Corp.(x)*	36,850	731,473
Eagle Pharmaceuticals, Inc.(x)*	4,800	252,912
Edge Therapeutics, Inc.(x)*	5,800	6,844
Editas Medicine, Inc.*	18,800	623,220
Emergent BioSolutions, Inc.*	18,600	979,290
Enanta Pharmaceuticals, Inc.*	8,800	712,008
Epizyme, Inc.*	21,600	383,400
Esperion Therapeutics, Inc.*	8,200	593,106
Exact Sciences Corp.*	66,900	2,698,077
Fate Therapeutics, Inc.(x)*	4,400	42,944
FibroGen, Inc.*	40,400	1,866,480
Five Prime Therapeutics, Inc.*	15,500	266,290
Flexion Therapeutics, Inc.(x)*	14,400	322,704
Fortress Biotech, Inc.(x)*	8,200	37,310
Foundation Medicine, Inc.*	7,700	606,375
G1 Therapeutics, Inc.*	1,500	55,575
Genomic Health, Inc.*	10,312	322,662
Geron Corp.(x)*	72,011	306,047
Global Blood Therapeutics, Inc.*	21,100	1,019,130
Halozyme Therapeutics, Inc.*	62,535	1,225,061
Heron Therapeutics, Inc.(x)*	24,000	662,400
Idera Pharmaceuticals, Inc.*	54,200	99,728
Immune Design Corp.*	11,800	38,940
ImmunoGen, Inc.*	55,068	579,315
Immunomedics, Inc.(x)*	55,900	816,699
Inovio Pharmaceuticals, Inc.(x)*	40,300	189,813
Insmed, Inc.*	42,200	950,344
Insys Therapeutics, Inc.(x)*	26,700	161,268
Intellia Therapeutics, Inc.(x)*	14,300	301,587
Invitae Corp.(x)*	21,200	99,428
Iovance Biotherapeutics, Inc.*	37,800	638,820
Ironwood Pharmaceuticals, Inc.*	74,200	1,144,906
Jounce Therapeutics, Inc.(x)*	10,300	230,205
Karyopharm Therapeutics, Inc.*	23,500	315,370
Keryx Biopharmaceuticals, Inc.(x)*	41,000	167,690
Kindred Biosciences, Inc.*	2,500	21,625

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Kura Oncology, Inc.*	6,800	$127,500
La Jolla Pharmaceutical Co.(x)*	8,900	265,042
Lexicon Pharmaceuticals, Inc.(x)*	23,911	204,917
Ligand Pharmaceuticals, Inc.*	10,926	1,804,538
Loxo Oncology, Inc.(x)*	11,500	1,326,755
MacroGenics, Inc.*	18,300	460,428
Madrigal Pharmaceuticals, Inc.(x)*	2,400	280,296
Matinas BioPharma Holdings, Inc.(x)*	8,200	6,271
MediciNova, Inc.(x)*	4,700	48,034
Merrimack Pharmaceuticals, Inc.	10,849	87,334
Mersana Therapeutics, Inc.(x)*	900	14,193
MiMedx Group, Inc.(x)*	57,000	397,290
Minerva Neurosciences, Inc.*	19,400	121,250
Miragen Therapeutics, Inc.*	1,400	9,814
Momenta Pharmaceuticals, Inc.*	37,328	677,503
Myriad Genetics, Inc.*	39,200	1,158,360
NantKwest, Inc.(x)*	35,700	138,873
Natera, Inc.*	19,300	178,911
NewLink Genetics Corp.(x)*	30,100	218,225
Novavax, Inc.(x)*	101,559	213,274
Novelion Therapeutics, Inc.*	700	2,450
Nymox Pharmaceutical Corp.*	2,500	10,575
Oncocyte Corp.(x)*	400	840
Organovo Holdings, Inc.(x)*	69,550	71,637
Otonomy, Inc.*	14,500	60,900
Ovid therapeutics, Inc.*	1,300	9,191
PDL BioPharma, Inc.*	90,127	264,973
Pieris Pharmaceuticals, Inc.*	10,300	70,246
Portola Pharmaceuticals, Inc.*	28,300	924,278
Progenics Pharmaceuticals, Inc.(x)*	39,900	297,654
Protagonist Therapeutics, Inc.*	4,600	39,514
Prothena Corp. plc(x)*	25,700	943,447
PTC Therapeutics, Inc.*	19,100	516,846
Puma Biotechnology, Inc.*	16,000	1,088,800
Ra Pharmaceuticals, Inc.*	8,900	47,259
Radius Health, Inc.(x)*	25,500	916,470
Recro Pharma, Inc.(x)*	2,900	31,929
REGENXBIO, Inc.*	11,600	346,260
Repligen Corp.*	19,500	705,510
Retrophin, Inc.*	19,700	440,492
Rigel Pharmaceuticals, Inc.*	71,540	253,252
Sage Therapeutics, Inc.*	21,300	3,430,790
Sangamo Therapeutics, Inc.*	43,100	818,900
Sarepta Therapeutics, Inc.(x)*	33,600	2,489,424
Selecta Biosciences, Inc.(x)*	5,000	50,950
Seres Therapeutics, Inc.(x)*	18,000	132,120
Spark Therapeutics, Inc.(x)*	16,069	1,070,035
Spectrum Pharmaceuticals, Inc.*	43,065	692,916
Stemline Therapeutics, Inc.*	16,200	247,860
Strongbridge Biopharma plc(x)*	2,700	23,895
Syndax Pharmaceuticals, Inc.*	6,600	93,918
Synergy Pharmaceuticals, Inc.(x)*	15,700	28,731
Syros Pharmaceuticals, Inc.(x)*	4,000	51,920
TG Therapeutics, Inc.(x)*	27,800	394,760
Tocagen, Inc.(x)*	2,400	28,440
Trevena, Inc.*	36,900	60,516
Ultragenyx Pharmaceutical, Inc.*	22,100	1,126,879
Vanda Pharmaceuticals, Inc.*	34,600	583,010
VBI Vaccines, Inc.*	1,900	6,650
Veracyte, Inc.(x)*	6,800	37,808
Versartis, Inc.*	18,000	29,700
Voyager Therapeutics, Inc.(x)*	11,400	214,206
vTv Therapeutics, Inc., Class A(x)*	300	1,221
XBiotech, Inc.(x)*	25,800	138,030
Xencor, Inc.*	23,800	713,524
ZIOPHARM Oncology, Inc.(x)*	72,925	285,866

		70,308,923

Health Care Equipment & Supplies (4.1%)
Abaxis, Inc.	12,912	911,845
Accuray, Inc.(x)*	47,047	235,235
Analogic Corp.	7,116	682,424
AngioDynamics, Inc.*	16,200	279,450
Anika Therapeutics, Inc.*	7,500	372,900
Antares Pharma, Inc.*	34,300	75,460
AtriCure, Inc.*	16,500	338,580
Atrion Corp.	800	505,040
AxoGen, Inc.*	15,100	551,150
Cantel Medical Corp.	20,575	2,292,261
Cardiovascular Systems, Inc.*	18,300	401,319
Cerus Corp.*	67,100	367,708
ConforMIS, Inc.(x)*	28,500	41,325
CONMED Corp.	15,787	999,791
Corindus Vascular Robotics, Inc.(x)*	17,100	23,427
CryoLife, Inc.*	18,068	362,263
Cutera, Inc.*	9,100	457,275
Endologix, Inc.(x)*	53,200	225,036
FONAR Corp.*	1,000	29,800
GenMark Diagnostics, Inc.*	22,700	123,488
Glaukos Corp.(x)*	16,400	505,612
Globus Medical, Inc., Class A*	40,200	2,002,764
Haemonetics Corp.*	29,408	2,151,489
Halyard Health, Inc.*	26,300	1,211,904
Heska Corp.*	3,200	253,024
ICU Medical, Inc.*	8,445	2,131,518
Inogen, Inc.*	9,400	1,154,696
Insulet Corp.*	33,078	2,867,202
Integer Holdings Corp.*	17,518	990,643
Integra LifeSciences Holdings Corp.*	34,088	1,886,430
Invacare Corp.	14,000	243,600
iRhythm Technologies, Inc.*	10,200	642,090
K2M Group Holdings, Inc.*	23,200	439,640
Lantheus Holdings, Inc.*	10,800	171,720
LeMaitre Vascular, Inc.	7,800	282,594
LivaNova plc*	27,800	2,460,300
Masimo Corp.*	27,838	2,448,352
Meridian Bioscience, Inc.	25,677	364,613
Merit Medical Systems, Inc.*	33,607	1,524,077
Natus Medical, Inc.*	19,400	652,810
Neogen Corp.*	27,822	1,863,796
Nevro Corp.*	15,900	1,378,053
Novocure Ltd.*	28,600	623,480
NuVasive, Inc.*	28,409	1,483,234
NxStage Medical, Inc.*	35,350	878,801
Obalon Therapeutics, Inc.*	2,100	7,203
OraSure Technologies, Inc.*	31,086	525,043
Orthofix International NV*	10,000	587,800
Oxford Immunotec Global plc(x)*	13,700	170,565
Penumbra, Inc.*	15,900	1,838,835
Pulse Biosciences, Inc.(x)*	6,900	93,357
Quidel Corp.*	15,400	797,874
Quotient Ltd.(x)*	3,500	16,485
Rockwell Medical, Inc.(x)*	35,200	183,392
RTI Surgical, Inc.*	37,449	172,265
Sientra, Inc.(x)*	4,000	38,640
STAAR Surgical Co.*	23,200	343,360
Surmodics, Inc.*	7,821	297,589
Tactile Systems Technology, Inc.(x)*	8,700	276,660
Utah Medical Products, Inc.	2,300	227,355
Varex Imaging Corp.*	21,600	772,848
ViewRay, Inc.(x)*	33,700	216,691
Viveve Medical, Inc.(x)*	1,700	6,222
Wright Medical Group NV*	59,833	1,187,087

		47,647,490

Health Care Providers & Services (2.1%)
AAC Holdings, Inc.(x)*	13,800	158,424
Aceto Corp.	16,600	126,160
Addus HomeCare Corp.*	4,600	223,790
Almost Family, Inc.*	6,300	352,800

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Amedisys, Inc.*	15,634	$943,356
American Renal Associates Holdings, Inc.(x)*	8,800	165,880
AMN Healthcare Services, Inc.*	27,200	1,543,600
BioScrip, Inc.*	73,400	180,564
BioTelemetry, Inc.*	14,500	450,225
Capital Senior Living Corp.*	16,100	173,075
Chemed Corp.	9,290	2,534,869
Civitas Solutions, Inc.*	10,000	154,000
Community Health Systems, Inc.(x)*	62,400	247,104
CorVel Corp.*	7,600	384,180
Cross Country Healthcare, Inc.*	19,895	221,033
Diplomat Pharmacy, Inc.*	25,900	521,885
Encompass Health Corp.	56,006	3,201,863
Ensign Group, Inc. (The)	28,800	757,440
Genesis Healthcare, Inc.(x)*	43,800	66,138
HealthEquity, Inc.*	28,500	1,725,390
Kindred Healthcare, Inc.*	45,502	416,343
LHC Group, Inc.*	8,643	532,063
Magellan Health, Inc.*	13,815	1,479,587
Molina Healthcare, Inc.*	24,510	1,989,722
National HealthCare Corp.	7,200	429,336
National Research Corp., Class A	7,325	214,256
Owens & Minor, Inc.	35,800	556,690
PetIQ, Inc.(x)*	2,500	66,500
Providence Service Corp. (The)*	6,723	464,828
R1 RCM, Inc.*	8,900	63,546
RadNet, Inc.*	24,800	357,120
Select Medical Holdings Corp.*	59,303	1,022,977
Surgery Partners, Inc.(x)*	17,100	293,265
Tenet Healthcare Corp.*	46,600	1,130,050
Tivity Health, Inc.*	18,947	751,249
Triple-S Management Corp., Class B*	13,836	361,673
US Physical Therapy, Inc.	6,907	561,539

		24,822,520

Health Care Technology (0.8%)
Allscripts Healthcare Solutions, Inc.*	104,000	1,284,400
Castlight Health, Inc., Class B*	43,750	159,688
Computer Programs & Systems, Inc.	7,602	221,978
Cotiviti Holdings, Inc.*	20,900	719,796
Evolent Health, Inc., Class A*	22,100	314,925
HealthStream, Inc.	13,000	322,790
HMS Holdings Corp.*	50,429	849,224
Inovalon Holdings, Inc., Class A(x)*	35,900	380,540
Medidata Solutions, Inc.*	31,600	1,984,797
NantHealth, Inc.(x)*	22,200	67,710
Omnicell, Inc.*	21,055	913,787
Quality Systems, Inc.*	30,276	413,267
Simulations Plus, Inc.	1,100	16,225
Tabula Rasa HealthCare, Inc.*	3,200	124,160
Teladoc, Inc.(x)*	30,800	1,241,240
Vocera Communications, Inc.*	15,700	367,694

		9,382,221

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.(x)*	13,100	299,335
Cambrex Corp.*	19,500	1,019,850
Enzo Biochem, Inc.*	22,800	124,944
Fluidigm Corp.*	23,100	134,904
Luminex Corp.	21,519	453,405
Medpace Holdings, Inc.*	10,200	356,082
NanoString Technologies, Inc.*	13,100	98,381
NeoGenomics, Inc.*	30,400	248,064
Pacific Biosciences of California, Inc.(x)*	50,800	104,140
PRA Health Sciences, Inc.*	28,159	2,336,071
Syneos Health, Inc.*	31,300	1,111,150

		6,286,326

Pharmaceuticals (2.5%)
Aclaris Therapeutics, Inc.(x)*	10,800	189,216
Aerie Pharmaceuticals, Inc.(x)*	16,600	900,550
Akcea Therapeutics, Inc.(x)*	6,100	156,221
Amphastar Pharmaceuticals, Inc.*	20,400	382,500
ANI Pharmaceuticals, Inc.*	3,450	200,859
Aratana Therapeutics, Inc.(x)*	28,850	127,229
Assembly Biosciences, Inc.*	9,000	442,260
Catalent, Inc.*	72,079	2,959,564
Clearside Biomedical, Inc.(x)*	7,600	81,548
Collegium Pharmaceutical, Inc.*	21,500	549,325
Corcept Therapeutics, Inc.(x)*	68,300	1,123,535
Corium International, Inc.(x)*	4,800	55,056
Depomed, Inc.*	34,300	226,037
Dermira, Inc.*	27,400	218,926
Dova Pharmaceuticals, Inc.(x)*	1,400	37,968
Durect Corp.*	21,500	46,010
Horizon Pharma plc*	91,200	1,295,040
Impax Laboratories, Inc.*	43,766	851,249
Innoviva, Inc.*	47,500	791,825
Intersect ENT, Inc.*	14,000	550,200
Intra-Cellular Therapies, Inc.*	19,400	408,370
Kala Pharmaceuticals, Inc.(x)*	2,000	31,660
Lannett Co., Inc.(x)*	14,800	237,540
Medicines Co. (The)(x)*	38,687	1,274,350
Melinta Therapeutics, Inc.(x)*	10,700	79,180
MyoKardia, Inc.*	9,000	439,200
Nektar Therapeutics*	83,586	8,881,847
Neos Therapeutics, Inc.(x)*	21,900	181,770
Ocular Therapeutix, Inc.(x)*	28,200	183,582
Omeros Corp.(x)*	23,200	259,144
Pacira Pharmaceuticals, Inc.*	20,600	641,690
Paratek Pharmaceuticals, Inc.*	11,100	144,300
Phibro Animal Health Corp., Class A	9,050	359,285
Prestige Brands Holdings, Inc.*	29,800	1,004,856
Reata Pharmaceuticals, Inc., Class A(x)*	8,200	168,182
Revance Therapeutics, Inc.*	13,600	418,880
Sienna Biopharmaceuticals, Inc.*	900	16,902
Supernus Pharmaceuticals, Inc.*	26,500	1,213,700
Teligent, Inc.(x)*	31,200	104,832
Tetraphase Pharmaceuticals, Inc.*	29,200	89,644
TherapeuticsMD, Inc.(x)*	94,600	460,702
Theravance Biopharma, Inc.(x)*	23,000	557,750
WaVe Life Sciences Ltd.*	9,600	384,960
Zogenix, Inc.*	15,312	613,246
Zynerba Pharmaceuticals, Inc.(x)*	17,600	152,944

		29,493,634

Total Health Care		187,941,114

Industrials (15.0%)
Aerospace & Defense (1.4%)
AAR Corp.	19,012	838,619
Aerojet Rocketdyne Holdings, Inc.*	39,300	1,099,221
Aerovironment, Inc.*	11,621	528,872
Astronics Corp.*	11,100	414,030
Axon Enterprise, Inc.*	33,600	1,320,816
Cubic Corp.	14,486	921,310
Curtiss-Wright Corp.	25,417	3,433,074
Ducommun, Inc.*	4,200	127,596
Engility Holdings, Inc.*	7,700	187,880
Esterline Technologies Corp.*	16,987	1,242,599
KeyW Holding Corp. (The)(x)*	13,600	106,896
KLX, Inc.*	29,800	2,117,588
Kratos Defense & Security Solutions, Inc.(x)*	38,500	396,165
Mercury Systems, Inc.*	27,100	1,309,472
Moog, Inc., Class A*	18,353	1,512,471
National Presto Industries, Inc.(x)	2,400	225,000
Sparton Corp.*	3,000	52,230

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Triumph Group, Inc.	27,900	$703,080
Vectrus, Inc.*	6,700	249,508

		16,786,427

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	29,400	685,608
Atlas Air Worldwide Holdings, Inc.*	14,327	866,067
Echo Global Logistics, Inc.*	16,500	455,400
Forward Air Corp.	17,140	906,021
Hub Group, Inc., Class A*	19,033	796,531
Park-Ohio Holdings Corp.	4,700	182,595
Radiant Logistics, Inc.*	29,000	112,230

		4,004,452

Airlines (0.4%)
Allegiant Travel Co.	7,577	1,307,411
Hawaiian Holdings, Inc.	30,300	1,172,610
SkyWest, Inc.	29,400	1,599,360

		4,079,381

Building Products (1.3%)
AAON, Inc.	23,200	904,800
Advanced Drainage Systems, Inc.	19,000	492,100
American Woodmark Corp.*	7,900	777,755
Apogee Enterprises, Inc.	15,900	689,265
Armstrong Flooring, Inc.*	12,100	164,197
Builders FirstSource, Inc.*	61,600	1,222,144
Caesarstone Ltd.	7,100	139,515
Continental Building Products, Inc.*	20,200	576,710
CSW Industrials, Inc.*	8,300	373,915
Gibraltar Industries, Inc.*	18,200	616,070
Griffon Corp.	16,443	300,085
Insteel Industries, Inc.	7,300	201,699
JELD-WEN Holding, Inc.*	38,026	1,164,356
Masonite International Corp.*	17,000	1,042,950
NCI Building Systems, Inc.*	15,600	276,120
Patrick Industries, Inc.*	13,725	848,891
PGT Innovations, Inc.*	32,300	602,395
Ply Gem Holdings, Inc.*	10,100	218,160
Quanex Building Products Corp.	18,867	328,286
Simpson Manufacturing Co., Inc.	23,819	1,371,736
Trex Co., Inc.*	16,700	1,816,459
Universal Forest Products, Inc.	34,062	1,105,312

		15,232,920

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	32,032	1,072,431
ACCO Brands Corp.	60,986	765,374
Advanced Disposal Services, Inc.*	24,900	554,772
Aqua Metals, Inc.(x)*	7,600	19,684
ARC Document Solutions, Inc.*	100	220
Brady Corp., Class A	26,641	989,713
Brink’s Co. (The)	25,900	1,847,965
Casella Waste Systems, Inc., Class A*	22,200	519,036
CECO Environmental Corp.	12,300	54,735
Covanta Holding Corp.	67,100	972,950
Deluxe Corp.	28,061	2,076,795
Ennis, Inc.	12,456	245,383
Essendant, Inc.	17,972	140,182
Healthcare Services Group, Inc.	39,669	1,724,808
Heritage-Crystal Clean, Inc.*	6,600	155,430
Herman Miller, Inc.	34,391	1,098,792
HNI Corp.	26,041	939,820
InnerWorkings, Inc.*	19,700	178,285
Interface, Inc.	40,298	1,015,510
Kimball International, Inc., Class B	20,200	344,208
Knoll, Inc.	26,658	538,225
LSC Communications, Inc.	16,700	291,415
Matthews International Corp., Class A	18,359	928,965
McGrath RentCorp	13,445	721,862
Mobile Mini, Inc.	24,495	1,065,533
MSA Safety, Inc.	17,807	1,482,255
Multi-Color Corp.	7,800	515,190
NL Industries, Inc.*	6,445	50,593
Quad/Graphics, Inc.	16,400	415,740
RR Donnelley & Sons Co.	31,800	277,614
SP Plus Corp.*	10,000	356,000
Steelcase, Inc., Class A	47,672	648,339
Team, Inc.(x)*	12,500	171,875
Tetra Tech, Inc.	33,537	1,641,636
UniFirst Corp.	8,705	1,407,163
US Ecology, Inc.	12,300	655,590
Viad Corp.	11,124	583,454
VSE Corp.	4,200	217,224

		26,684,766

Construction & Engineering (1.2%)
Aegion Corp.*	22,362	512,313
Ameresco, Inc., Class A*	3,200	41,600
Argan, Inc.	4,800	206,160
Chicago Bridge & Iron Co. NV*	57,700	830,880
Comfort Systems USA, Inc.	20,743	855,649
Dycom Industries, Inc.*	17,516	1,885,247
EMCOR Group, Inc.	34,599	2,696,300
Granite Construction, Inc.	23,573	1,316,788
Great Lakes Dredge & Dock Corp.*	32,400	149,040
HC2 Holdings, Inc.*	20,600	108,356
IES Holdings, Inc.*	4,500	68,175
KBR, Inc.	82,500	1,335,675
Layne Christensen Co.(x)*	10,600	158,152
MasTec, Inc.*	38,062	1,790,817
MYR Group, Inc.*	6,400	197,248
Northwest Pipe Co.*	100	1,730
NV5 Global, Inc.*	4,300	239,725
Orion Group Holdings, Inc.*	17,400	114,666
Primoris Services Corp.	21,700	542,066
Tutor Perini Corp.*	23,995	529,090

		13,579,677

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	700	27,825
Atkore International Group, Inc.*	18,800	373,180
AZZ, Inc.	14,586	637,408
Babcock & Wilcox Enterprises, Inc.*	1,600	6,992
Encore Wire Corp.	11,628	659,308
EnerSys	25,039	1,736,955
Generac Holdings, Inc.*	35,400	1,625,214
General Cable Corp.	27,800	822,880
LSI Industries, Inc.	15,300	124,083
Plug Power, Inc.(x)*	53,400	100,926
Powell Industries, Inc.	3,700	99,308
Sunrun, Inc.(x)*	39,500	352,735
Thermon Group Holdings, Inc.*	18,400	412,344
TPI Composites, Inc.*	2,800	62,860
Vicor Corp.*	7,900	225,545
Vivint Solar, Inc.(x)*	54,700	199,655

		7,467,218

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	20,826	729,951

Machinery (3.8%)
Actuant Corp., Class A	32,513	755,927
Alamo Group, Inc.	5,400	593,460
Albany International Corp., Class A	16,391	1,027,716
Altra Industrial Motion Corp.	14,500	666,275
American Railcar Industries, Inc.(x)	4,100	153,381
Astec Industries, Inc.	10,543	581,763
Barnes Group, Inc.	29,106	1,743,158
Blue Bird Corp.*	4,600	109,020
Briggs & Stratton Corp.	24,344	521,205
Chart Industries, Inc.*	19,421	1,146,422
CIRCOR International, Inc.	9,509	405,654

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Columbus McKinnon Corp.	11,100	$397,824
DMC Global, Inc.	8,000	214,000
Douglas Dynamics, Inc.	12,500	541,875
Energy Recovery, Inc.(x)*	22,900	188,238
EnPro Industries, Inc.	12,954	1,002,381
ESCO Technologies, Inc.	14,552	852,020
Evoqua Water Technologies Corp.*	18,270	388,968
ExOne Co. (The)(x)*	1,200	8,736
Federal Signal Corp.	34,400	757,488
Franklin Electric Co., Inc.	26,452	1,077,919
FreightCar America, Inc.	8,900	119,260
Gencor Industries, Inc.*	800	12,880
Global Brass & Copper Holdings, Inc.	12,000	401,400
Gorman-Rupp Co. (The)	9,137	267,257
Graham Corp.	6,000	128,520
Greenbrier Cos., Inc. (The)(x)	16,300	819,075
Harsco Corp.*	46,500	960,225
Hillenbrand, Inc.	35,200	1,615,680
Hurco Cos., Inc.	3,100	142,290
Hyster-Yale Materials Handling, Inc.	5,700	398,601
John Bean Technologies Corp.	18,031	2,044,714
Kadant, Inc.	6,200	585,900
Kennametal, Inc.	44,700	1,795,152
Lindsay Corp.	6,075	555,498
Lydall, Inc.*	9,500	458,375
Manitowoc Co., Inc. (The)*	17,975	511,569
Meritor, Inc.*	47,235	971,152
Milacron Holdings Corp.*	25,700	517,598
Miller Industries, Inc.	6,000	150,000
Mueller Industries, Inc.	32,514	850,566
Mueller Water Products, Inc., Class A	89,493	972,789
Navistar International Corp.*	28,600	1,000,142
NN, Inc.	15,100	362,400
Omega Flex, Inc.	900	58,590
Proto Labs, Inc.*	13,900	1,633,945
RBC Bearings, Inc.*	12,700	1,577,340
REV Group, Inc.	12,700	263,652
Rexnord Corp.*	59,600	1,768,928
Spartan Motors, Inc.	14,700	252,840
SPX Corp.*	23,500	763,280
SPX FLOW, Inc.*	29,200	1,436,348
Standex International Corp.	7,279	694,053
Sun Hydraulics Corp.	13,350	715,026
Tennant Co.	11,231	760,339
Titan International, Inc.	25,400	320,294
TriMas Corp.*	26,900	706,125
Wabash National Corp.	34,300	713,783
Watts Water Technologies, Inc., Class A	16,359	1,271,094
Woodward, Inc.	29,933	2,144,998

		43,855,108

Marine (0.1%)
Costamare, Inc.	28,000	174,720
Matson, Inc.	24,800	710,272
Scorpio Bulkers, Inc.	26,600	187,530

		1,072,522

Professional Services (1.3%)
Acacia Research Corp.*	28,441	99,544
Barrett Business Services, Inc.	3,400	281,792
CBIZ, Inc.*	27,400	500,050
CRA International, Inc.	4,600	240,534
Exponent, Inc.	14,646	1,151,908
Forrester Research, Inc.	5,300	219,685
Franklin Covey Co.*	5,700	153,330
FTI Consulting, Inc.*	23,500	1,137,635
GP Strategies Corp.*	6,100	138,165
Heidrick & Struggles International, Inc.	8,100	253,125
Hill International, Inc.*	5,000	28,500
Huron Consulting Group, Inc.*	12,444	474,116
ICF International, Inc.	10,400	607,880
Insperity, Inc.	17,974	1,250,092
Kelly Services, Inc., Class A	16,534	480,147
Kforce, Inc.	12,100	327,305
Korn/Ferry International	32,852	1,694,834
Mistras Group, Inc.*	7,900	149,626
Navigant Consulting, Inc.*	26,532	510,476
On Assignment, Inc.*	29,200	2,390,895
Red Violet, Inc.(x)*	27	163
Resources Connection, Inc.	20,595	333,639
RPX Corp.	25,100	268,319
TriNet Group, Inc.*	23,200	1,074,624
TrueBlue, Inc.*	24,015	621,989
WageWorks, Inc.*	20,915	945,358

		15,333,731

Road & Rail (0.9%)
ArcBest Corp.	15,400	493,570
Avis Budget Group, Inc.(x)*	42,900	2,009,436
Covenant Transportation Group, Inc., Class A*	7,300	217,759
Heartland Express, Inc.	29,355	528,096
Hertz Global Holdings, Inc.*	37,700	748,345
Knight-Swift Transportation Holdings, Inc.	69,437	3,194,797
Marten Transport Ltd.	21,916	499,685
Roadrunner Transportation Systems, Inc.*	21,700	55,118
Saia, Inc.*	13,800	1,037,070
Schneider National, Inc., Class B	18,700	487,322
Universal Logistics Holdings, Inc.	1,500	31,725
Werner Enterprises, Inc.	25,566	933,159
YRC Worldwide, Inc.*	20,900	184,547

		10,420,629

Trading Companies & Distributors (1.3%)
Aircastle Ltd.	26,955	535,326
Applied Industrial Technologies, Inc.	20,888	1,522,735
Beacon Roofing Supply, Inc.*	37,976	2,015,387
BMC Stock Holdings, Inc.*	46,400	907,120
CAI International, Inc.*	4,600	97,796
DXP Enterprises, Inc.*	7,000	272,650
Foundation Building Materials, Inc.*	8,300	123,753
GATX Corp.	23,100	1,582,119
GMS, Inc.*	13,500	412,560
H&E Equipment Services, Inc.	17,900	688,971
Herc Holdings, Inc.*	13,900	902,805
Huttig Building Products, Inc.(x)*	100	523
Kaman Corp.	16,392	1,018,271
Lawson Products, Inc.*	800	20,200
MRC Global, Inc.*	58,200	956,808
NOW, Inc.(x)*	60,500	618,310
Rush Enterprises, Inc., Class A*	16,900	718,081
Rush Enterprises, Inc., Class B*	4,100	165,558
SiteOne Landscape Supply, Inc.*	19,400	1,494,576
Textainer Group Holdings Ltd.*	14,800	250,860
Titan Machinery, Inc.*	7,600	179,056
Triton International Ltd.	23,100	706,860
Veritiv Corp.*	1,600	62,720
Willis Lease Finance Corp.*	700	23,996

		15,277,041

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	19,100	195,775

Total Industrials		174,719,598

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (17.5%)
Communications Equipment (1.7%)
Acacia Communications, Inc.(x)*	10,000	$384,600
ADTRAN, Inc.	28,206	438,603
Aerohive Networks, Inc.*	2,700	10,908
Applied Optoelectronics, Inc.(x)*	9,400	235,564
CalAmp Corp.*	23,700	542,256
Calix, Inc.*	27,800	190,430
Ciena Corp.*	77,658	2,011,342
Clearfield, Inc.*	6,800	87,720
Comtech Telecommunications Corp.	11,300	337,757
Digi International, Inc.*	15,900	163,770
EMCORE Corp.*	17,900	102,030
Extreme Networks, Inc.*	57,500	636,525
Finisar Corp.(x)*	61,700	975,477
Harmonic, Inc.*	49,159	186,804
Infinera Corp.*	86,261	936,794
InterDigital, Inc.	19,925	1,466,480
KVH Industries, Inc.*	600	6,210
Lumentum Holdings, Inc.(x)*	34,900	2,226,620
NETGEAR, Inc.*	18,629	1,065,579
NetScout Systems, Inc.*	51,154	1,347,908
Oclaro, Inc.(x)*	94,900	907,244
Plantronics, Inc.	19,059	1,150,592
Quantenna Communications, Inc.*	11,800	161,660
Ribbon Communications, Inc.*	29,448	150,185
Ubiquiti Networks, Inc.(x)*	14,900	1,025,120
ViaSat, Inc.(x)*	29,840	1,961,085
Viavi Solutions, Inc.*	132,700	1,289,844

		19,999,107

Electronic Equipment, Instruments & Components (2.7%)
Akoustis Technologies, Inc.(x)*	1,200	6,996
Anixter International, Inc.*	16,658	1,261,844
AVX Corp.	26,100	431,955
Badger Meter, Inc.	17,060	804,379
Bel Fuse, Inc., Class B	5,700	107,730
Belden, Inc.	25,035	1,725,913
Benchmark Electronics, Inc.	28,448	849,173
Control4 Corp.*	16,900	363,012
CTS Corp.	18,000	489,600
Daktronics, Inc.	24,900	219,369
Electro Scientific Industries, Inc.*	9,200	177,836
ePlus, Inc.*	7,300	567,210
Fabrinet*	20,000	627,600
FARO Technologies, Inc.*	10,567	617,113
Fitbit, Inc., Class A(x)*	100,000	510,000
II-VI, Inc.*	34,386	1,406,387
Insight Enterprises, Inc.*	20,443	714,074
Iteris, Inc.*	2,000	9,920
Itron, Inc.*	18,900	1,352,295
KEMET Corp.*	26,200	475,006
Kimball Electronics, Inc.*	15,400	248,710
Knowles Corp.*	50,700	638,313
Littelfuse, Inc.	13,652	2,842,074
Maxwell Technologies, Inc.(x)*	17,400	103,182
Mesa Laboratories, Inc.(x)	1,700	252,348
Methode Electronics, Inc.	20,900	817,190
MTS Systems Corp.	10,502	542,428
Napco Security Technologies, Inc.*	400	4,680
Novanta, Inc.*	19,300	1,006,495
OSI Systems, Inc.*	10,068	657,138
Park Electrochemical Corp.	13,772	231,920
PC Connection, Inc.	7,000	175,000
Plexus Corp.*	19,175	1,145,323
Rogers Corp.*	10,384	1,241,303
Sanmina Corp.*	42,200	1,103,530
ScanSource, Inc.*	15,039	534,636
SYNNEX Corp.	16,762	1,984,622
Systemax, Inc.	9,371	267,542
Tech Data Corp.*	20,700	1,762,191
TTM Technologies, Inc.*	52,901	808,856
VeriFone Systems, Inc.*	63,800	981,244
Vishay Intertechnology, Inc.	76,500	1,422,900
Vishay Precision Group, Inc.*	6,800	211,820

		31,700,857

Internet Software & Services (3.6%)
2U, Inc.*	25,100	2,109,153
Alarm.com Holdings, Inc.*	11,600	437,784
Alteryx, Inc., Class A*	13,100	447,234
Amber Road, Inc.*	1,700	15,130
Appfolio, Inc., Class A*	5,200	212,420
Apptio, Inc., Class A*	9,900	280,566
Benefitfocus, Inc.(x)*	9,900	241,560
Blucora, Inc.*	26,800	659,280
Box, Inc., Class A*	45,000	924,750
Brightcove, Inc.*	20,800	144,560
Carbonite, Inc.*	11,600	334,080
Care.com, Inc.*	8,200	133,414
Cars.com, Inc.*	41,200	1,167,196
ChannelAdvisor Corp.*	15,000	136,500
Cimpress NV(x)*	14,200	2,196,740
Cloudera, Inc.*	55,230	1,191,863
CommerceHub, Inc., Series C*	13,300	299,117
Cornerstone OnDemand, Inc.*	28,900	1,130,279
Coupa Software, Inc.*	17,100	780,102
DHI Group, Inc.*	26,600	42,560
Endurance International Group Holdings, Inc.*	33,100	244,940
Envestnet, Inc.*	23,800	1,363,740
Etsy, Inc.*	59,400	1,666,764
Five9, Inc.*	29,900	890,721
Gogo, Inc.(x)*	23,200	200,216
GrubHub, Inc.(x)*	47,900	4,860,413
GTT Communications, Inc.*	15,100	856,170
Hortonworks, Inc.*	20,800	423,696
Instructure, Inc.*	10,300	434,145
j2 Global, Inc.	27,578	2,176,456
Leaf Group Ltd.*	300	2,115
Limelight Networks, Inc.*	29,500	121,245
Liquidity Services, Inc.*	10,700	69,550
LivePerson, Inc.*	28,200	461,070
Meet Group, Inc. (The)*	44,400	92,796
MINDBODY, Inc., Class A*	21,100	820,790
MuleSoft, Inc., Class A*	10,700	470,586
New Relic, Inc.*	16,800	1,245,216
NIC, Inc.	36,455	484,852
Nutanix, Inc., Class A*	60,684	2,980,191
Ominto, Inc.(x)*	1,200	3,444
Q2 Holdings, Inc.*	23,300	1,061,315
QuinStreet, Inc.*	3,700	47,249
Quotient Technology, Inc.*	34,200	448,020
Reis, Inc.	4,900	105,105
Shutterstock, Inc.*	10,900	524,835
SPS Commerce, Inc.*	9,600	615,072
Stamps.com, Inc.*	9,300	1,869,765
TechTarget, Inc.*	2,600	51,688
Trade Desk, Inc. (The), Class A(x)*	13,500	669,870
TrueCar, Inc.*	31,500	297,990
Twilio, Inc., Class A*	35,600	1,359,208
Veritone, Inc.(x)*	900	12,528
Web.com Group, Inc.*	28,400	514,040
XO Group, Inc.*	13,700	284,275
Yelp, Inc.*	44,500	1,857,875
Yext, Inc.*	1,200	15,180

		42,487,419

IT Services (1.9%)
Acxiom Corp.*	44,469	1,009,891
Blackhawk Network Holdings, Inc.*	31,049	1,387,890
CACI International, Inc., Class A*	13,959	2,112,695

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cardtronics plc, Class A*	25,900	$577,829
Cass Information Systems, Inc.	7,899	470,069
Convergys Corp.	50,300	1,137,786
CSG Systems International, Inc.	18,365	831,751
EPAM Systems, Inc.*	27,600	3,160,752
Evertec, Inc.	37,900	619,665
ExlService Holdings, Inc.*	18,700	1,042,899
Hackett Group, Inc. (The)	15,119	242,811
ManTech International Corp., Class A	14,141	784,401
MAXIMUS, Inc.	36,868	2,460,570
MoneyGram International, Inc.*	18,500	159,470
Perficient, Inc.*	21,700	497,364
Science Applications International Corp.	24,200	1,906,960
ServiceSource International, Inc.*	31,700	120,777
StarTek, Inc.*	1,000	9,780
Sykes Enterprises, Inc.*	21,699	627,969
Syntel, Inc.*	17,964	458,621
Travelport Worldwide Ltd.	66,300	1,083,342
TTEC Holdings, Inc.	7,425	227,948
Unisys Corp.(x)*	30,464	327,488
Virtusa Corp.*	16,500	799,590

		22,058,318

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Energy Industries, Inc.*	22,703	1,450,722
Alpha & Omega Semiconductor Ltd.*	12,300	190,035
Ambarella, Inc.(x)*	18,400	901,416
Amkor Technology, Inc.*	57,800	585,514
Axcelis Technologies, Inc.*	16,700	410,820
AXT, Inc.*	4,100	29,725
Brooks Automation, Inc.	39,150	1,060,182
Cabot Microelectronics Corp.	13,520	1,448,127
CEVA, Inc.*	11,400	412,680
Cirrus Logic, Inc.*	36,467	1,481,654
Cohu, Inc.	11,400	260,034
Cree, Inc.*	55,900	2,253,329
Diodes, Inc.*	21,908	667,318
DSP Group, Inc.*	13,200	155,760
Entegris, Inc.	81,146	2,823,880
FormFactor, Inc.*	39,481	538,916
GSI Technology, Inc.*	1,100	8,151
Impinj, Inc.(x)*	4,100	53,382
Inphi Corp.(x)*	22,500	677,250
Integrated Device Technology, Inc.*	77,400	2,365,344
Kopin Corp.*	34,500	107,640
Lattice Semiconductor Corp.*	68,900	383,773
MACOM Technology Solutions Holdings, Inc.(x)*	23,213	385,336
MaxLinear, Inc.*	41,693	948,516
MKS Instruments, Inc.	30,572	3,535,651
Monolithic Power Systems, Inc.	22,496	2,604,362
Nanometrics, Inc.*	9,800	263,620
NeoPhotonics Corp.(x)*	31,300	214,405
NVE Corp.	2,643	219,660
PDF Solutions, Inc.*	9,700	113,102
Photronics, Inc.*	29,800	245,850
Pixelworks, Inc.*	4,000	15,480
Power Integrations, Inc.	15,724	1,074,735
Rambus, Inc.*	62,400	838,032
Rudolph Technologies, Inc.*	17,200	476,440
Semtech Corp.*	37,096	1,448,599
Sigma Designs, Inc.*	23,100	143,220
Silicon Laboratories, Inc.*	23,700	2,130,630
SMART Global Holdings, Inc.*	7,600	378,784
SunPower Corp.(x)*	18,700	149,226
Synaptics, Inc.*	20,137	920,865
Ultra Clean Holdings, Inc.*	200	3,850
Veeco Instruments, Inc.*	26,786	455,362
Xcerra Corp.*	26,700	311,055
Xperi Corp.	28,310	598,757

		35,741,189

Software (4.0%)
8x8, Inc.*	50,600	943,690
A10 Networks, Inc.*	28,600	166,452
ACI Worldwide, Inc.*	66,216	1,570,644
Agilysys, Inc.*	500	5,960
American Software, Inc., Class A	16,300	211,900
Aspen Technology, Inc.*	44,800	3,534,271
Blackbaud, Inc.	27,087	2,757,727
Blackline, Inc.*	3,300	129,393
Bottomline Technologies de, Inc.*	23,491	910,276
Callidus Software, Inc.*	35,000	1,258,250
CommVault Systems, Inc.*	22,214	1,270,641
Digimarc Corp.(x)*	6,000	143,700
Ebix, Inc.(x)	14,500	1,080,250
Ellie Mae, Inc.*	18,600	1,710,084
Everbridge, Inc.(x)*	7,100	259,860
Fair Isaac Corp.*	17,827	3,019,359
Glu Mobile, Inc.*	45,900	173,043
HubSpot, Inc.*	19,300	2,090,190
Imperva, Inc.*	23,200	1,004,560
MicroStrategy, Inc., Class A*	5,409	697,707
Mitek Systems, Inc.*	26,800	198,320
MobileIron, Inc.*	37,700	186,615
Model N, Inc.*	12,700	229,235
Monotype Imaging Holdings, Inc.	26,300	590,435
Park City Group, Inc.(x)*	7,400	64,750
Paycom Software, Inc.(x)*	28,200	3,028,398
Paylocity Holding Corp.*	19,100	978,493
Pegasystems, Inc.	20,850	1,264,553
Progress Software Corp.	28,777	1,106,476
Proofpoint, Inc.*	27,200	3,091,279
PROS Holdings, Inc.*	14,900	491,849
QAD, Inc., Class A	5,800	241,570
Qualys, Inc.*	17,700	1,287,675
Rapid7, Inc.*	11,900	304,283
RealNetworks, Inc.*	9,525	29,147
RealPage, Inc.*	31,500	1,622,250
RingCentral, Inc., Class A*	33,600	2,133,600
Rosetta Stone, Inc.*	12,300	161,745
Rubicon Project, Inc. (The)*	18,100	32,580
SecureWorks Corp., Class A*	17,200	138,976
Synchronoss Technologies, Inc.*	16,434	173,379
Telenav, Inc.*	21,000	113,400
TiVo Corp.	67,194	910,479
Varonis Systems, Inc.*	15,600	943,800
VASCO Data Security International, Inc.*	15,900	205,905
Verint Systems, Inc.*	35,751	1,522,993
VirnetX Holding Corp.(x)*	10,700	42,265
Workiva, Inc.*	10,600	251,220
Zendesk, Inc.*	55,700	2,666,359
Zix Corp.*	32,900	140,483

		47,090,469

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.(x)*	60,700	703,513
Avid Technology, Inc.*	19,600	88,984
CPI Card Group, Inc.(x)	280	844
Cray, Inc.*	25,400	525,780
Diebold Nixdorf, Inc.(x)	51,500	793,100
Eastman Kodak Co.*	15,600	83,460
Electronics For Imaging, Inc.*	26,952	736,598
Immersion Corp.(x)*	17,900	213,905
Intevac, Inc.*	2,200	15,180
Pure Storage, Inc., Class A*	53,300	1,063,335
Quantum Corp.(x)*	2,900	10,556
Stratasys Ltd.(x)*	28,800	581,184

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Super Micro Computer, Inc.*	22,200	$377,400
USA Technologies, Inc.*	22,700	204,300

		5,398,139

Total Information Technology		204,475,498

Materials (4.3%)
Chemicals (2.1%)
A Schulman, Inc.	16,543	711,349
AdvanSix, Inc.*	17,200	598,216
AgroFresh Solutions, Inc.(x)*	3,700	27,195
American Vanguard Corp.	15,300	309,060
Balchem Corp.	17,985	1,470,274
Chase Corp.	4,100	477,445
Ferro Corp.*	52,173	1,211,457
Flotek Industries, Inc.*	31,000	189,100
FutureFuel Corp.	14,300	171,457
GCP Applied Technologies, Inc.*	40,100	1,164,905
Hawkins, Inc.	5,200	182,780
HB Fuller Co.	28,859	1,435,158
Ingevity Corp.*	24,100	1,775,929
Innophos Holdings, Inc.	11,113	446,854
Innospec, Inc.	13,600	932,960
KMG Chemicals, Inc.	7,300	437,635
Koppers Holdings, Inc.*	11,713	481,404
Kraton Corp.*	17,000	811,070
LSB Industries, Inc.(x)*	26,800	164,284
Minerals Technologies, Inc.	19,850	1,328,958
OMNOVA Solutions, Inc.*	22,700	238,350
PolyOne Corp.	48,200	2,049,463
Quaker Chemical Corp.	7,400	1,096,162
Rayonier Advanced Materials, Inc.	22,700	487,369
Sensient Technologies Corp.	25,525	1,801,555
Stepan Co.	11,288	938,936
Trecora Resources*	11,800	160,480
Tredegar Corp.	12,529	224,896
Trinseo SA	25,400	1,880,869
Tronox Ltd., Class A	49,000	903,560
Valhi, Inc.	2,500	15,150

		24,124,280

Construction Materials (0.2%)
Forterra, Inc.(x)*	21,700	180,544
Summit Materials, Inc., Class A*	63,188	1,913,333
United States Lime & Minerals, Inc.	500	36,590
US Concrete, Inc.(x)*	8,300	501,320

		2,631,787

Containers & Packaging (0.1%)
Greif, Inc., Class A	14,700	768,075
Greif, Inc., Class B	3,100	180,575
Myers Industries, Inc.	11,000	232,650
UFP Technologies, Inc.*	3,300	97,350

		1,278,650

Metals & Mining (1.3%)
AK Steel Holding Corp.(x)*	181,436	821,905
Allegheny Technologies, Inc.(x)*	70,900	1,678,911
Carpenter Technology Corp.	28,500	1,257,420
Century Aluminum Co.*	28,600	473,044
Cleveland-Cliffs, Inc.(x)*	165,230	1,148,349
Coeur Mining, Inc.*	103,336	826,688
Commercial Metals Co.	65,900	1,348,314
Compass Minerals International, Inc.(x)	19,400	1,169,820
Gold Resource Corp.	48,300	217,833
Haynes International, Inc.	7,933	294,394
Hecla Mining Co.	219,029	803,836
Kaiser Aluminum Corp.	10,191	1,028,272
Klondex Mines Ltd.*	58,900	138,415
Materion Corp.	11,445	584,267
Olympic Steel, Inc.	8,400	172,284
Ramaco Resources, Inc.*	500	3,595
Ryerson Holding Corp.*	20,000	163,000
Schnitzer Steel Industries, Inc., Class A	15,000	485,250
SunCoke Energy, Inc.*	37,010	398,228
TimkenSteel Corp.*	15,400	233,926
Warrior Met Coal, Inc.(x)	18,400	515,384
Worthington Industries, Inc.	27,480	1,179,442

		14,942,577

Paper & Forest Products (0.6%)
Boise Cascade Co.	22,700	876,220
Clearwater Paper Corp.*	10,838	423,766
KapStone Paper and Packaging Corp.	49,572	1,700,815
Louisiana-Pacific Corp.	82,748	2,380,660
Neenah, Inc.	9,500	744,800
PH Glatfelter Co.	28,215	579,254
Schweitzer-Mauduit International, Inc.	16,964	664,141

		7,369,656

Total Materials		50,346,950

Real Estate (6.3%)
Equity Real Estate Investment Trusts (REITs) (5.8%)
Acadia Realty Trust (REIT)	45,373	1,116,176
Agree Realty Corp. (REIT)	14,400	691,776
Alexander & Baldwin, Inc. (REIT)	42,186	975,762
Alexander’s, Inc. (REIT)	1,175	447,945
American Assets Trust, Inc. (REIT)	24,218	809,123
Americold Realty Trust (REIT)(x)	29,277	558,605
Armada Hoffler Properties, Inc. (REIT)	25,400	347,726
Ashford Hospitality Prime, Inc. (REIT)	21,588	209,835
Ashford Hospitality Trust, Inc. (REIT)	40,300	260,338
Bluerock Residential Growth REIT, Inc. (REIT)(x)	15,100	128,350
CareTrust REIT, Inc. (REIT)	37,113	497,314
CatchMark Timber Trust, Inc. (REIT), Class A	20,400	254,388
CBL & Associates Properties, Inc. (REIT)(x)	95,500	398,235
Cedar Realty Trust, Inc. (REIT)	49,600	195,424
Chatham Lodging Trust (REIT)	19,500	373,425
Chesapeake Lodging Trust (REIT)	35,000	973,350
City Office REIT, Inc. (REIT)	18,000	208,080
Clipper Realty, Inc. (REIT)(x)	1,700	14,399
Community Healthcare Trust, Inc. (REIT)	8,200	211,068
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	7,200	270,288
Cousins Properties, Inc. (REIT)	239,483	2,078,712
DiamondRock Hospitality Co. (REIT)	115,298	1,203,711
Easterly Government Properties, Inc. (REIT)	18,700	381,480
EastGroup Properties, Inc. (REIT)	18,127	1,498,378
Education Realty Trust, Inc. (REIT)	41,698	1,365,610
Farmland Partners, Inc. (REIT)(x)	13,800	115,230
First Industrial Realty Trust, Inc. (REIT)	69,230	2,023,593
Four Corners Property Trust, Inc. (REIT)	34,200	789,678
Franklin Street Properties Corp. (REIT)	59,999	504,592
Front Yard Residential Corp. (REIT)	32,800	329,640
GEO Group, Inc. (The) (REIT)	70,263	1,438,284
Getty Realty Corp. (REIT)	15,075	380,192
Gladstone Commercial Corp. (REIT)	12,200	211,548
Global Medical REIT, Inc. (REIT)(x)	8,000	55,600
Global Net Lease, Inc. (REIT)	38,466	649,306

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Government Properties Income Trust (REIT)	53,866	$735,810
Gramercy Property Trust (REIT)	86,705	1,884,100
Healthcare Realty Trust, Inc. (REIT)	65,558	1,816,612
Hersha Hospitality Trust (REIT)	22,519	403,090
Independence Realty Trust, Inc. (REIT)	29,100	267,138
InfraREIT, Inc. (REIT)	22,524	437,641
Investors Real Estate Trust (REIT)	69,496	360,684
iStar, Inc. (REIT)*	39,400	400,698
Jernigan Capital, Inc. (REIT)(x)	300	5,430
Kite Realty Group Trust (REIT)	47,157	718,201
LaSalle Hotel Properties (REIT)	63,240	1,834,592
Lexington Realty Trust (REIT)	131,986	1,038,730
LTC Properties, Inc. (REIT)	21,469	815,822
Mack-Cali Realty Corp. (REIT)	51,100	853,881
MedEquities Realty Trust, Inc. (REIT)	11,900	125,069
Monmouth Real Estate Investment Corp. (REIT)	38,351	576,799
National Health Investors, Inc. (REIT)	21,528	1,448,619
National Storage Affiliates Trust (REIT)	24,100	604,428
New Senior Investment Group, Inc. (REIT)	37,500	306,750
NexPoint Residential Trust, Inc. (REIT)	9,600	238,464
NorthStar Realty Europe Corp. (REIT)	31,500	410,130
One Liberty Properties, Inc. (REIT)	8,600	190,060
Pebblebrook Hotel Trust (REIT)(x)	42,843	1,471,657
Pennsylvania REIT (REIT)(x)	44,352	427,997
Physicians Realty Trust (REIT)	99,300	1,546,101
PotlatchDeltic Corp. (REIT)	34,239	1,782,140
Preferred Apartment Communities, Inc. (REIT), Class A	12,200	173,118
PS Business Parks, Inc. (REIT)	11,580	1,309,003
QTS Realty Trust, Inc. (REIT), Class A	26,500	959,830
Quality Care Properties, Inc. (REIT)*	54,200	1,053,106
RAIT Financial Trust (REIT)(x)	37,200	6,008
Ramco-Gershenson Properties Trust (REIT)	45,200	558,672
Retail Opportunity Investments Corp. (REIT)	61,700	1,090,239
Rexford Industrial Realty, Inc. (REIT)	43,100	1,240,849
RLJ Lodging Trust (REIT)	96,886	1,883,464
Ryman Hospitality Properties, Inc. (REIT)	24,934	1,931,138
Sabra Health Care REIT, Inc. (REIT)	99,523	1,756,581
Saul Centers, Inc. (REIT)	5,600	285,432
Select Income REIT (REIT)	35,400	689,592
Seritage Growth Properties (REIT), Class A(x)	14,100	501,255
STAG Industrial, Inc. (REIT)	48,000	1,148,160
Summit Hotel Properties, Inc. (REIT)	53,300	725,413
Sunstone Hotel Investors, Inc. (REIT)	124,778	1,899,121
Terreno Realty Corp. (REIT)	34,600	1,194,046
Tier REIT, Inc. (REIT)	27,000	498,960
UMH Properties, Inc. (REIT)	14,700	197,127
Universal Health Realty Income Trust (REIT)	7,150	429,715
Urban Edge Properties (REIT)	64,100	1,368,535
Urstadt Biddle Properties, Inc. (REIT), Class A	15,889	306,658
Washington Prime Group, Inc. (REIT)(x)	105,100	701,017
Washington REIT (REIT)	42,117	1,149,794
Whitestone REIT (REIT)(x)	20,500	212,995
Xenia Hotels & Resorts, Inc. (REIT)	63,000	1,242,360

		67,179,992

Real Estate Management & Development (0.5%)
Altisource Portfolio Solutions SA(x)*	20,400	541,824
Consolidated-Tomoka Land Co.	3,600	226,260
Forestar Group, Inc.(x)*	3,033	64,148
FRP Holdings, Inc.*	4,100	229,600
Griffin Industrial Realty, Inc.	100	3,753
HFF, Inc., Class A	21,300	1,058,610
Kennedy-Wilson Holdings, Inc.	69,624	1,211,457
Marcus & Millichap, Inc.*	7,700	277,662
Maui Land & Pineapple Co., Inc.*	400	4,660
Rafael Holdings, Inc., Class B(x)*	4,000	19,400
RE/MAX Holdings, Inc., Class A	10,000	604,500
Redfin Corp.(x)*	32,397	739,624
RMR Group, Inc. (The), Class A	4,526	316,594
St Joe Co. (The)*	29,000	546,650
Stratus Properties, Inc.*	3,900	117,780
Tejon Ranch Co.*	7,802	180,304
Trinity Place Holdings, Inc.*	13,100	85,150

		6,227,976

Total Real Estate		73,407,968

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.4%)
ATN International, Inc.	6,800	405,416
Cincinnati Bell, Inc.*	23,707	328,342
Cogent Communications Holdings, Inc.	23,225	1,007,965
Consolidated Communications Holdings, Inc.	37,441	410,353
Frontier Communications Corp.(x)	45,053	334,293
Globalstar, Inc.(x)*	268,800	184,800
Hawaiian Telcom Holdco, Inc.*	400	10,672
IDT Corp., Class B*	8,000	50,160
Intelsat SA*	33,100	124,456
Iridium Communications, Inc.(x)*	46,500	523,125
Ooma, Inc.*	1,100	11,990
ORBCOMM, Inc.*	33,500	313,895
pdvWireless, Inc.*	5,900	176,115
Vonage Holdings Corp.*	109,700	1,168,306
Windstream Holdings, Inc.(x)	102,571	144,625

		5,194,513

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	22,500	557,325
Shenandoah Telecommunications Co.	26,848	966,528
Spok Holdings, Inc.	15,100	225,745

		1,749,598

Total Telecommunication Services		6,944,111

Utilities (3.3%)
Electric Utilities (1.0%)
ALLETE, Inc.	28,423	2,053,562
El Paso Electric Co.	23,246	1,185,546
Genie Energy Ltd., Class B	1,700	8,483
IDACORP, Inc.	29,208	2,578,190
MGE Energy, Inc.	20,079	1,126,432
Otter Tail Corp.	22,725	985,129
PNM Resources, Inc.	45,881	1,754,948
Portland General Electric Co.	50,632	2,051,102
Spark Energy, Inc., Class A(x)	4,400	52,140

		11,795,532

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	8,950	629,633
New Jersey Resources Corp.	49,322	1,977,812

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Northwest Natural Gas Co.	15,142	$872,936
ONE Gas, Inc.	30,000	1,980,600
South Jersey Industries, Inc.	45,852	1,291,192
Southwest Gas Holdings, Inc.*	27,136	1,835,208
Spire, Inc.	29,752	2,151,070
WGL Holdings, Inc.	29,025	2,427,941

		13,166,392

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.(x)*	61,300	128,730
Dynegy, Inc.*	71,223	962,935
NRG Yield, Inc., Class A	16,700	274,548
NRG Yield, Inc., Class C(x)	35,782	608,294
Ormat Technologies, Inc.	22,300	1,257,274
Pattern Energy Group, Inc., Class A(x)	38,100	658,749

		3,890,530

Multi-Utilities (0.5%)
Avista Corp.	36,899	1,891,074
Black Hills Corp.	34,219	1,858,092
NorthWestern Corp.	27,978	1,505,216
Unitil Corp.	6,200	287,742

		5,542,124

Water Utilities (0.3%)
American States Water Co.	20,958	1,112,032
AquaVenture Holdings Ltd.*	3,700	45,954
Artesian Resources Corp., Class A	4,600	167,808
California Water Service Group	27,600	1,028,100
Connecticut Water Service, Inc.	5,700	345,021
Consolidated Water Co. Ltd.	8,500	123,675
Global Water Resources, Inc.	1,900	17,043
Middlesex Water Co.	7,600	278,920
SJW Group	8,800	463,848
York Water Co. (The)	6,500	201,500

		3,783,901

Total Utilities		38,178,479

Total Common Stocks (98.9%) (Cost $707,769,061)		1,152,062,420

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	61,700	—

Total Consumer Discretionary		—

Financials (0.0%)
Diversified Financial Services (0.0%)
NewStar Financial, Inc., CVR(r)*	19,900	7,353

Total Financials		7,353

Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc., CVR(r)(x)*	48,600	—
Dyax Corp., CVR(r)*	85,268	70,985
Tobira Therapeutics, Inc., CVR(r)(x)*	2,288	103

		71,088

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

Total Health Care		71,088

Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 4/10/18(x)*	1,600	3,069

Total Industrials		3,069

Total Rights (0.0%) (Cost $31,061)		81,510

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (8.6%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,000,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $2,040,001.(xx)	$2,000,000	2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $13,001,842, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $13,270,945.(xx)	13,000,000	13,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $7,601,140, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $7,752,389.(xx)	7,600,000	7,600,000
Citigroup Global Markets, Inc., 1.93%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various Common Stocks; total market value $220,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $6,000,875, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $6,120,306.(xx)	6,000,000	6,000,000

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $10,003,000, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $10,200,522.(xx)	$10,000,000	$10,000,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $3,875,982, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $3,952,944.(xx)	3,875,429	3,875,429
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $2,100,333, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $2,143,084.(xx)	2,100,000	2,100,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $8,701,341, collateralized by various Common Stocks; total market value $9,677,159.(xx)	8,700,000	8,700,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $9,101,403, collateralized by various Common Stocks; total market value $10,122,086.(xx)	9,100,000	9,100,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $8,002,924, collateralized by various Common Stocks; total market value $8,898,537.(xx)	8,000,000	8,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $7,471,121, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $7,619,545.(xx)	7,470,000	7,470,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $10,003,306, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $10,200,000.(xx)	10,000,000	10,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $5,001,653, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $5,100,002.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		100,045,429

Total Short-Term Investments (8.6%) (Cost $100,045,429)		100,045,429

Total Investments in Securities (107.5%) (Cost $807,845,551)		1,252,189,359
Other Assets Less Liabilities (-7.5%)		(86,833,350)

Net Assets (100%)		$1,165,356,009

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $100,298,985. This was secured by cash collateral of $100,045,429 which was subsequently invested in joint repurchase agreements with a total value of $100,045,429, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,737,184 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	159	6/2018	USD	12,173,040	(304,469)

					(304,469)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$139,466,859	$200,529	$—		$139,667,388
Consumer Staples	27,111,493	—	—		27,111,493
Energy	41,462,536	—	—		41,462,536
Financials	207,807,285	—	—		207,807,285
Health Care	187,941,114	—	—		187,941,114
Industrials	174,719,599	—	—		174,719,599
Information Technology	204,475,498	—	—		204,475,498
Materials	50,346,950	—	—		50,346,950
Real Estate	73,404,215	3,753	—		73,407,968
Telecommunication Services	6,944,111	—	—		6,944,111
Utilities	38,178,478	—	—		38,178,478
Rights
Consumer Discretionary	—	—	—	(c)	— (c)
Financials	—	—	7,353		7,353
Health Care	—	—	71,088		71,088
Industrials	—	3,069	—		3,069
Short-Term Investments
Repurchase Agreements	—	100,045,429	—		100,045,429

Total Assets	$1,151,858,138	$100,252,780	$78,441		$1,252,189,359

Liabilities:
Futures	$(304,469)	$—	$—		$(304,469)

Total Liabilities	$(304,469)	$—	$—		$(304,469)

Total	$1,151,553,669	$100,252,780	$78,441		$1,251,884,890

(a)	A security with a market value of $120,570 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $200,529 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$523,078,879
Aggregate gross unrealized depreciation	(82,385,775)

Net unrealized appreciation	$440,693,104

Federal income tax cost of investments in securities and derivative instruments, if applicable	$811,191,786

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.3%)
Auto Components (0.6%)
Aptiv plc	98,900	$8,403,533

Automobiles (2.2%)
Ferrari NV(x)	60,281	7,265,066
Tesla, Inc.(x)*	84,199	22,407,880

		29,672,946

Hotels, Restaurants & Leisure (2.6%)
Caesars Entertainment Corp.*	665,193	7,483,421
Marriott International, Inc., Class A	22,806	3,101,160
MGM Resorts International	99,646	3,489,603
Wynn Resorts Ltd.	65,791	11,997,647
Yum Brands, Inc.	114,000	9,704,820

		35,776,651

Household Durables (0.3%)
NVR, Inc.*	1,640	4,592,000

Internet & Direct Marketing Retail (13.0%)
Amazon.com, Inc.*	65,793	95,224,841
Booking Holdings, Inc.*	31,975	66,520,470
Netflix, Inc.*	55,600	16,421,460

		178,166,771

Media (1.1%)
Walt Disney Co. (The)	144,000	14,463,360

Multiline Retail (0.9%)
Dollar General Corp.	58,450	5,467,997
Dollarama, Inc.	50,370	6,121,733

		11,589,730

Specialty Retail (0.2%)
Home Depot, Inc. (The)	13,000	2,317,120

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	91,500	6,079,260

Total Consumer Discretionary		291,061,371

Consumer Staples (1.6%)
Tobacco (1.6%)
Philip Morris International, Inc.	224,029	22,268,483

Total Consumer Staples		22,268,483

Financials (6.6%)
Banks (1.5%)
First Republic Bank	54,551	5,051,968
JPMorgan Chase & Co.	143,600	15,791,692

		20,843,660

Capital Markets (4.2%)
Charles Schwab Corp. (The)	158,700	8,287,314
Intercontinental Exchange, Inc.	171,562	12,441,676
Morgan Stanley	234,100	12,632,036
State Street Corp.	55,900	5,574,907
TD Ameritrade Holding Corp.	316,372	18,738,714

		57,674,647

Insurance (0.9%)
Chubb Ltd.	87,100	11,912,667

Total Financials		90,430,974

Health Care (13.3%)
Biotechnology (3.5%)
Alexion Pharmaceuticals, Inc.*	123,094	13,720,057
Alnylam Pharmaceuticals, Inc.*	48,100	5,728,710
Incyte Corp.*	73,875	6,156,004
Vertex Pharmaceuticals, Inc.*	136,942	22,318,807

		47,923,578

Health Care Equipment & Supplies (5.4%)
Becton Dickinson and Co.	122,178	26,475,973
Danaher Corp.	64,632	6,328,119
Intuitive Surgical, Inc.*	47,500	19,609,425
Stryker Corp.	129,500	20,839,140

		73,252,657

Health Care Providers & Services (4.4%)
Anthem, Inc.	71,086	15,617,594
Centene Corp.*	60,584	6,474,612
Cigna Corp.	43,283	7,260,291
UnitedHealth Group, Inc.	145,010	31,032,140

		60,384,637

Total Health Care		181,560,872

Industrials (10.7%)
Aerospace & Defense (3.5%)
Boeing Co. (The)	143,296	46,983,892

Airlines (1.0%)
American Airlines Group, Inc.	270,286	14,044,061

Building Products (0.4%)
Fortune Brands Home & Security, Inc.	97,223	5,725,462

Electrical Equipment (0.7%)
Acuity Brands, Inc.	71,378	9,935,104

Industrial Conglomerates (1.8%)
Honeywell International, Inc.	75,600	10,924,956
Roper Technologies, Inc.	50,110	14,065,376

		24,990,332

Machinery (1.8%)
Fortive Corp.	155,141	12,026,531
Illinois Tool Works, Inc.	41,300	6,470,058
Wabtec Corp.(x)	73,028	5,944,479

		24,441,068

Professional Services (1.5%)
Equifax, Inc.	82,909	9,767,509
TransUnion*	184,364	10,468,188

		20,235,697

Total Industrials		146,355,616

Information Technology (41.3%)
Internet Software & Services (12.9%)
Alibaba Group Holding Ltd. (ADR)*	213,172	39,125,589
Alphabet, Inc., Class A*	31,200	32,358,768
Alphabet, Inc., Class C*	34,605	35,705,093
Dropbox, Inc., Class A(x)*	13,573	424,156
Facebook, Inc., Class A*	321,956	51,445,349
Tencent Holdings Ltd.	330,700	17,603,565

		176,662,520

IT Services (9.2%)
Fidelity National Information Services, Inc.	91,200	8,782,560
Fiserv, Inc.*	165,706	11,816,495
Mastercard, Inc., Class A	182,390	31,947,432
PayPal Holdings, Inc.*	251,036	19,046,101
Visa, Inc., Class A	324,708	38,841,571
Worldpay, Inc.*	175,700	14,449,568

		124,883,727

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (3.5%)
ASML Holding NV (Registered) (NYRS)(x)	45,600	$9,054,336
Broadcom Ltd.	57,200	13,479,180
QUALCOMM, Inc.	104,100	5,768,181
Texas Instruments, Inc.	131,303	13,641,069
Xilinx, Inc.	76,759	5,545,070

		47,487,836

Software (13.8%)
Activision Blizzard, Inc.	115,200	7,771,392
Electronic Arts, Inc.*	125,700	15,239,868
Intuit, Inc.	122,464	21,229,134
Microsoft Corp.	695,800	63,505,666
Red Hat, Inc.*	54,600	8,163,246
salesforce.com, Inc.*	193,029	22,449,273
ServiceNow, Inc.*	68,577	11,346,065
Snap, Inc., Class A(x)*	170,300	2,702,661
Symantec Corp.	681,906	17,627,270
VMware, Inc., Class A(x)*	71,785	8,705,367
Workday, Inc., Class A*	80,090	10,180,240

		188,920,182

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	157,101	26,358,406

Total Information Technology		564,312,671

Materials (0.6%)
Chemicals (0.6%)
DowDuPont, Inc.	122,300	7,791,733

Total Materials		7,791,733

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
American Tower Corp. (REIT)	46,757	6,795,662
Crown Castle International Corp. (REIT)	200,044	21,926,823

Total Real Estate		28,722,485

Utilities (2.0%)
Electric Utilities (0.6%)
NextEra Energy, Inc.	46,900	7,660,177

Multi-Utilities (0.9%)
Sempra Energy	107,720	11,980,618

Water Utilities (0.5%)
American Water Works Co., Inc.	85,000	6,981,050

Total Utilities		26,621,845

Total Common Stocks (99.5%) (Cost $832,433,432)		1,359,126,050

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.2%)
Consumer Discretionary (0.2%)
Hotels, Restaurants & Leisure (0.2%)
Caesars Entertainment Corp.
5.000%, 10/1/24	$1,520,933	2,651,176

Total Consumer Discretionary		2,651,176

Total Long-Term Debt Securities (0.2%) (Cost $2,820,831)		2,651,176

SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.6%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,000,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $2,040,001.(xx)	2,000,000	2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $4,000,567, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $4,083,368.(xx)	4,000,000	4,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $4,000,567, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $4,083,368.(xx)	4,000,000	4,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $900,128, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $918,758.(xx)	900,000	900,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,500,375, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $2,550,128.(xx)	2,500,000	2,500,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $2,000,600, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $2,040,104.(xx)	$2,000,000	$2,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,900,277, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,938,097.(xx)	1,900,000	1,900,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,834,533, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,870,960.(xx)	1,834,272	1,834,272
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $600,095, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $612,310.(xx)	600,000	600,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,700,416, collateralized by various Common Stocks; total market value $3,003,256.(xx)	2,700,000	2,700,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,900,447, collateralized by various Common Stocks; total market value $3,225,720.(xx)	2,900,000	2,900,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $2,000,731, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $500,075, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $510,010.(xx)	500,000	500,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $3,000,992, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $3,060,001.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		35,834,272

Total Short-Term Investments (2.6%) (Cost $35,834,272)		35,834,272

Total Investments in Securities (102.3%) (Cost $871,088,535)		1,397,611,498
Other Assets Less Liabilities (-2.3%)		(30,876,161)

Net Assets (100%)		$1,366,735,337

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $37,155,243. This was secured by cash collateral of $35,834,272 which was subsequently invested in joint repurchase agreements with a total value of $35,834,272, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,270,652 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$291,061,371	$—	$—	$291,061,371
Consumer Staples	22,268,483	—	—	22,268,483
Financials	90,430,974	—	—	90,430,974
Health Care	181,560,872	—	—	181,560,872
Industrials	146,355,616	—	—	146,355,616
Information Technology	546,709,106	17,603,565	—	564,312,671
Materials	7,791,733	—	—	7,791,733
Real Estate	28,722,485	—	—	28,722,485
Utilities	26,621,845	—	—	26,621,845
Convertible Bond
Consumer Discretionary	—	2,651,176	—	2,651,176
Short-Term Investments
Repurchase Agreements	—	35,834,272	—	35,834,272

Total Assets	$1,341,522,485	$56,089,013	$—	$1,397,611,498

Total Liabilities	$—	$—	$—	$—

Total	$1,341,522,485	$56,089,013	$—	$1,397,611,498

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$546,200,371
Aggregate gross unrealized depreciation	(20,526,656)

Net unrealized appreciation	$525,673,715

Federal income tax cost of investments in securities and derivative instruments, if applicable	$871,937,783

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Distributors (1.4%)
LKQ Corp.*	38,568	$1,463,656

Hotels, Restaurants & Leisure (1.0%)
Norwegian Cruise Line Holdings Ltd.*	20,931	1,108,715

Household Durables (1.6%)
Newell Brands, Inc.	67,350	1,716,078

Internet & Direct Marketing Retail (6.1%)
Amazon.com, Inc.*	2,945	4,262,416
Expedia Group, Inc.	8,761	967,302
Netflix, Inc.*	4,524	1,336,163

		6,565,881

Specialty Retail (2.4%)
TJX Cos., Inc. (The)	31,528	2,571,424

Total Consumer Discretionary		13,425,754

Consumer Staples (8.3%)
Beverages (1.7%)
PepsiCo, Inc.	16,706	1,823,460

Food & Staples Retailing (1.4%)
Walgreens Boots Alliance, Inc.	23,867	1,562,572

Food Products (1.9%)
Mondelez International, Inc., Class A	48,552	2,026,075

Tobacco (3.3%)
Philip Morris International, Inc.	35,323	3,511,106

Total Consumer Staples		8,923,213

Energy (4.4%)
Oil, Gas & Consumable Fuels (4.4%)
Hess Corp.	34,218	1,732,115
Noble Energy, Inc.	53,118	1,609,476
WPX Energy, Inc.*	95,604	1,413,027

Total Energy		4,754,618

Financials (17.9%)
Banks (5.4%)
JPMorgan Chase & Co.	25,981	2,857,131
Wells Fargo & Co.	55,366	2,901,732

		5,758,863

Consumer Finance (5.6%)
American Express Co.	30,621	2,856,327
Synchrony Financial	95,170	3,191,050

		6,047,377

Diversified Financial Services (1.7%)
Voya Financial, Inc.	37,053	1,871,176

Insurance (5.2%)
Marsh & McLennan Cos., Inc.	40,414	3,337,792
MetLife, Inc.	48,059	2,205,428

		5,543,220

Total Financials		19,220,636

Health Care (13.9%)
Biotechnology (3.6%)
Alexion Pharmaceuticals, Inc.*	10,666	1,188,832
Alnylam Pharmaceuticals, Inc.*	9,313	1,109,178
Coherus Biosciences, Inc.(x)*	25,531	282,117
Ironwood Pharmaceuticals, Inc.(x)*	52,946	816,957
Lexicon Pharmaceuticals, Inc.(x)*	52,708	451,708

		3,848,792

Health Care Equipment & Supplies (1.1%)
Zimmer Biomet Holdings, Inc.	11,476	1,251,343

Health Care Providers & Services (3.4%)
Laboratory Corp. of America Holdings*	7,728	1,250,004
UnitedHealth Group, Inc.	11,084	2,371,976

		3,621,980

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	5,063	1,266,155

Pharmaceuticals (4.6%)
Allergan plc	13,254	2,230,516
Johnson & Johnson	21,428	2,745,998

		4,976,514

Total Health Care		14,964,784

Industrials (12.2%)
Aerospace & Defense (2.8%)
Spirit AeroSystems Holdings, Inc., Class A	20,690	1,731,753
United Technologies Corp.	10,129	1,274,431

		3,006,184

Airlines (1.3%)
Spirit Airlines, Inc.*	37,301	1,409,232

Building Products (1.9%)
Allegion plc	23,300	1,987,257

Commercial Services & Supplies (0.7%)
Stericycle, Inc.*	13,704	802,095

Electrical Equipment (0.8%)
Sensata Technologies Holding plc*	16,957	878,881

Machinery (4.7%)
AGCO Corp.	25,121	1,629,097
Gardner Denver Holdings, Inc.*	74,800	2,294,864
Wabtec Corp.(x)	14,194	1,155,391

		5,079,352

Total Industrials		13,163,001

Information Technology (22.8%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	3,458	882,827

Electronic Equipment, Instruments & Components (1.6%)
Jabil, Inc.	32,150	923,669
Universal Display Corp.(x)	8,324	840,724

		1,764,393

Internet Software & Services (3.2%)
Facebook, Inc., Class A*	21,173	3,383,234

IT Services (2.6%)
Visa, Inc., Class A	23,043	2,756,404

Semiconductors & Semiconductor Equipment (9.2%)
Cirrus Logic, Inc.*	20,851	847,176
KLA-Tencor Corp.	8,362	911,542
Lam Research Corp.	4,765	968,057
Marvell Technology Group Ltd.	83,114	1,745,394
Microchip Technology, Inc.	9,897	904,190
Micron Technology, Inc.*	36,146	1,884,653

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
ON Semiconductor Corp.*	35,044	$857,176
Qorvo, Inc.*	12,481	879,287
Skyworks Solutions, Inc.	9,417	944,148

		9,941,623

Software (3.7%)
Electronic Arts, Inc.*	8,530	1,034,177
salesforce.com, Inc.*	10,259	1,193,122
Take-Two Interactive Software, Inc.*	8,602	841,103
Ultimate Software Group, Inc. (The)*	3,938	959,691

		4,028,093

Technology Hardware, Storage & Peripherals (1.7%)
Western Digital Corp.	19,882	1,834,512

Total Information Technology		24,591,086

Materials (4.1%)
Chemicals (2.9%)
Ashland Global Holdings, Inc.	18,135	1,265,642
Eastman Chemical Co.	17,694	1,868,132

		3,133,774

Metals & Mining (1.2%)
Steel Dynamics, Inc.	28,689	1,268,628

Total Materials		4,402,402

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
Simon Property Group, Inc. (REIT)	16,159	2,494,142

Total Real Estate		2,494,142

Telecommunication Services (0.9%)
Wireless Telecommunication Services (0.9%)
T-Mobile US, Inc.*	15,572	950,515

Total Telecommunication Services		950,515

Total Common Stocks (99.3%) (Cost $87,227,831)		106,890,151

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.4%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $500,073, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $510,000.(xx)	$500,000	500,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $14,533, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $14,822.(xx)	14,531	14,531
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $400,062, collateralized by various Common Stocks; total market value $444,927.(xx)	400,000	400,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $300,046, collateralized by various Common Stocks; total market value $333,695.(xx)	300,000	300,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $250,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $255,005.(xx)	250,000	250,000

Total Repurchase Agreements		1,464,531

Total Short-Term Investments (1.4%) (Cost $1,464,531)		1,464,531

Total Investments in Securities (100.7%) (Cost $88,692,362)		108,354,682
Other Assets Less Liabilities (-0.7%)		(760,839)

Net Assets (100%)		$107,593,843

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $1,451,340. This was secured by cash collateral of $1,464,531 which was subsequently invested in joint repurchase agreements with a total value of $1,464,531, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$13,425,754	$—	$—	$13,425,754
Consumer Staples	8,923,213	—	—	8,923,213
Energy	4,754,618	—	—	4,754,618
Financials	19,220,636	—	—	19,220,636
Health Care	14,964,784	—	—	14,964,784
Industrials	13,163,001	—	—	13,163,001
Information Technology	24,591,086	—	—	24,591,086
Materials	4,402,402	—	—	4,402,402
Real Estate	2,494,142	—	—	2,494,142
Telecommunication Services	950,515	—	—	950,515
Short-Term Investments
Repurchase Agreements	—	1,464,531	—	1,464,531

Total Assets	$106,890,151	$1,464,531	$—	$108,354,682

Total Liabilities	$—	$—	$—	$—

Total	$106,890,151	$1,464,531	$—	$108,354,682

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,595,046
Aggregate gross unrealized depreciation	(3,930,257)

Net unrealized appreciation	$19,664,789

Federal income tax cost of investments in securities and derivative instruments, if applicable	$88,689,893

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Auto Components (0.4%)
Adient plc	6,530	$390,233
Aptiv plc	32,050	2,723,288
Delphi Technologies plc	3,866	184,215
Gentex Corp.	8,000	184,160
Lear Corp.	3,200	595,488
Tenneco, Inc.	2,500	137,175

		4,214,559

Automobiles (0.3%)
Harley-Davidson, Inc.(x)	8,291	355,518
Tesla, Inc.(x)*	11,467	3,051,713
Thor Industries, Inc.	2,200	253,374

		3,660,605

Distributors (0.1%)
Genuine Parts Co.	2,393	214,987
LKQ Corp.*	5,163	195,936
Pool Corp.	2,112	308,817

		719,740

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,000	199,440
Grand Canyon Education, Inc.*	2,100	220,332
Houghton Mifflin Harcourt Co.*	6,200	43,090
Service Corp. International	7,325	276,446
ServiceMaster Global Holdings, Inc.*	4,800	244,080

		983,388

Hotels, Restaurants & Leisure (2.3%)
Aramark	8,200	324,392
Bloomin’ Brands, Inc.	6,400	155,392
Brinker International, Inc.(x)	2,800	101,080
Chipotle Mexican Grill, Inc.*	1,186	383,208
Choice Hotels International, Inc.	2,332	186,910
Darden Restaurants, Inc.	5,300	451,825
Denny’s Corp.*	5,082	78,415
Domino’s Pizza, Inc.	2,508	585,768
Dunkin’ Brands Group, Inc.(x)	5,362	320,058
Extended Stay America, Inc.	3,000	59,310
Hilton Worldwide Holdings, Inc.	28,822	2,270,021
ILG, Inc.	5,788	180,065
Las Vegas Sands Corp.	16,537	1,189,010
Marriott International, Inc., Class A	33,923	4,612,850
McDonald’s Corp.	33,768	5,280,640
MGM Resorts International	54,130	1,895,633
Pinnacle Entertainment, Inc.*	2,068	62,350
Restaurant Brands International, Inc.	13,100	745,652
Six Flags Entertainment Corp.	3,500	217,910
Sonic Corp.(x)	4,554	114,897
Starbucks Corp.	57,318	3,318,139
Vail Resorts, Inc.	1,700	376,890
Wyndham Worldwide Corp.	4,832	552,926
Wynn Resorts Ltd.	4,058	740,017
Yum Brands, Inc.	26,462	2,252,710
Yum China Holdings, Inc.	14,062	583,573

		27,039,641

Household Durables (0.1%)
DR Horton, Inc.	6,300	276,192
iRobot Corp.(x)*	990	63,548
Leggett & Platt, Inc.	6,400	283,904
Mohawk Industries, Inc.*	700	162,554
NVR, Inc.*	98	274,400
Tempur Sealy International, Inc.(x)*	2,300	104,167
TopBuild Corp.*	1,868	142,939
Tupperware Brands Corp.	2,300	111,274
Whirlpool Corp.	800	122,488

		1,541,466

Internet & Direct Marketing Retail (6.7%)
Amazon.com, Inc.*	35,257	51,028,865
Booking Holdings, Inc.*	6,127	12,746,550
Expedia Group, Inc.	5,530	610,567
Liberty Expedia Holdings, Inc., Class A*	6,625	260,230
Liberty Interactive Corp. QVC Group, Class A*	75,522	1,900,889
Liberty TripAdvisor Holdings, Inc., Class A*	7,620	81,915
Netflix, Inc.*	49,350	14,575,522
Nutrisystem, Inc.	1,650	44,468
TripAdvisor, Inc.*	4,944	202,160

		81,451,166

Leisure Products (0.1%)
Brunswick Corp.	3,400	201,926
Hasbro, Inc.	4,339	365,778
Polaris Industries, Inc.(x)	3,208	367,380

		935,084

Media (3.3%)
AMC Networks, Inc., Class A*	54,928	2,839,778
CBS Corp. (Non-Voting), Class B	33,980	1,746,232
Charter Communications, Inc., Class A*	5,318	1,655,068
Comcast Corp., Class A	390,626	13,347,691
Discovery Communications, Inc., Class A(x)*	78,311	1,678,204
Discovery Communications, Inc., Class C*	27,953	545,643
DISH Network Corp., Class A*	6,839	259,130
GCI Liberty, Inc., Class A*	9,938	525,323
Interpublic Group of Cos., Inc. (The)	20,877	480,797
Liberty Broadband Corp., Class A*	11,190	948,912
Liberty Broadband Corp., Class C*	16,132	1,382,351
Liberty Global plc, Class A*	10,136	317,358
Liberty Global plc, Class C*	20,514	624,241
Liberty Latin America Ltd., Class A*	1,770	34,427
Liberty Latin America Ltd., Class C*	3,065	58,510
Liberty Media Corp.-Liberty Braves, Class C*	3,300	75,306
Liberty Media Corp.-Liberty Formula One, Class A(x)*	4,113	120,470
Liberty Media Corp.-Liberty Formula One, Class C(x)*	8,251	254,543
Liberty Media Corp.-Liberty SiriusXM, Class A*	16,452	676,177
Liberty Media Corp.-Liberty SiriusXM, Class C*	33,005	1,348,254
Liberty Media Corp.-Liberty Braves, Class A*	1,645	37,391
Lions Gate Entertainment Corp., Class A(x)	2,200	56,826
Lions Gate Entertainment Corp., Class B	16,964	408,493
Live Nation Entertainment, Inc.*	5,900	248,626
Madison Square Garden Co. (The), Class A*	10,920	2,684,136
MSG Networks, Inc., Class A*	32,661	738,139
Omnicom Group, Inc.	11,026	801,259
Sirius XM Holdings, Inc.(x)	61,511	383,829
Twenty-First Century Fox, Inc., Class A	4,900	179,781
Twenty-First Century Fox, Inc., Class B	6,100	221,857
Viacom, Inc., Class B	13,324	413,843

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Walt Disney Co. (The)	42,987	$4,317,614
World Wrestling Entertainment, Inc., Class A(x)	33,979	1,223,584

		40,633,793

Multiline Retail (0.6%)
Dollar General Corp.	31,553	2,951,784
Dollar Tree, Inc.*	10,709	1,016,284
Nordstrom, Inc.	7,374	356,975
Ollie’s Bargain Outlet Holdings, Inc.*	44,600	2,689,380

		7,014,423

Specialty Retail (2.6%)
Advance Auto Parts, Inc.	1,366	161,939
AutoZone, Inc.*	991	642,852
Burlington Stores, Inc.*	1,700	226,355
CarMax, Inc.*	9,699	600,756
Dick’s Sporting Goods, Inc.	3,100	108,655
Five Below, Inc.*	86,500	6,343,910
Home Depot, Inc. (The)	69,688	12,421,190
L Brands, Inc.	2,177	83,183
Lowe’s Cos., Inc.	36,592	3,210,948
Michaels Cos., Inc. (The)*	5,600	110,376
O’Reilly Automotive, Inc.*	4,096	1,013,268
Ross Stores, Inc.	40,474	3,156,163
TJX Cos., Inc. (The)	26,743	2,181,159
Tractor Supply Co.	6,228	392,489
Ulta Beauty, Inc.*	2,904	593,200
Williams-Sonoma, Inc.(x)	4,290	226,340

		31,472,783

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	2,244	233,600
Deckers Outdoor Corp.*	1,848	166,375
Hanesbrands, Inc.(x)	21,648	398,756
Lululemon Athletica, Inc.*	5,200	463,424
NIKE, Inc., Class B	62,266	4,136,954
Oxford Industries, Inc.	858	63,972
Steven Madden Ltd.	3,294	144,607
Tapestry, Inc.	3,700	194,657
Under Armour, Inc., Class A(x)*	8,100	132,435
Under Armour, Inc., Class C(x)*	8,524	122,319
VF Corp.	10,804	800,793
Wolverine World Wide, Inc.	5,800	167,620

		7,025,512

Total Consumer Discretionary		206,692,160

Consumer Staples (3.8%)
Beverages (1.5%)
Brown-Forman Corp., Class B	10,010	544,544
Coca-Cola Co. (The)	122,554	5,322,520
Constellation Brands, Inc., Class A	20,462	4,663,699
Dr Pepper Snapple Group, Inc.	8,627	1,021,264
Monster Beverage Corp.*	18,873	1,079,724
PepsiCo, Inc.	53,118	5,797,831

		18,429,582

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	29,906	5,635,187
Kroger Co. (The)	21,672	518,828
Sysco Corp.	20,966	1,257,121
Walgreens Boots Alliance, Inc.	8,146	533,319

		7,944,455

Food Products (0.3%)
Campbell Soup Co.	5,160	223,480
General Mills, Inc.	18,094	815,315
Hershey Co. (The)	5,338	528,248
Kellogg Co.	10,759	699,443
McCormick & Co., Inc. (Non-Voting)	6,104	649,405
Pilgrim’s Pride Corp.*	5,600	137,816

		3,053,707

Household Products (0.3%)
Church & Dwight Co., Inc.	12,276	618,219
Clorox Co. (The)	4,884	650,109
Colgate-Palmolive Co.	7,142	511,939
Kimberly-Clark Corp.	14,041	1,546,335
Procter & Gamble Co. (The)	5,800	459,824

		3,786,426

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	9,682	1,449,589
Herbalife Ltd.*	2,900	282,663

		1,732,252

Tobacco (0.9%)
Altria Group, Inc.	82,625	5,149,190
Philip Morris International, Inc.	58,772	5,841,937

		10,991,127

Total Consumer Staples		45,937,549

Energy (1.9%)
Energy Equipment & Services (0.6%)
Core Laboratories NV(x)	29,432	3,185,130
Frank’s International NV(x)	1,385	7,521
Halliburton Co.	25,800	1,211,052
National Oilwell Varco, Inc.	41,986	1,545,505
Weatherford International plc(x)*	295,178	675,958

		6,625,166

Oil, Gas & Consumable Fuels (1.3%)
Anadarko Petroleum Corp.	101,618	6,138,743
Antero Resources Corp.*	8,200	162,770
Apache Corp.	3,600	138,528
Cabot Oil & Gas Corp.	19,534	468,425
Cheniere Energy, Inc.*	5,900	315,355
Cimarex Energy Co.	3,800	355,300
Continental Resources, Inc.*	3,960	233,442
Devon Energy Corp.	4,000	127,160
Diamondback Energy, Inc.*	1,700	215,084
EOG Resources, Inc.	28,300	2,979,141
Newfield Exploration Co.*	68,680	1,677,166
ONEOK, Inc.	16,574	943,392
Parsley Energy, Inc., Class A*	6,700	194,233
RSP Permian, Inc.*	5,400	253,152
Valero Energy Corp.	17,840	1,655,017
Williams Cos., Inc. (The)	5,304	131,857

		15,988,765

Total Energy		22,613,931

Financials (4.7%)
Banks (1.0%)
Bank of America Corp.	67,570	2,026,424
Bank of the Ozarks, Inc.	3,600	173,772
Comerica, Inc.	20,210	1,938,745
East West Bancorp, Inc.	2,900	181,366
First Republic Bank	5,400	500,094
Signature Bank*	1,914	271,692
Sterling Bancorp	74,228	1,673,841
SVB Financial Group*	23,100	5,544,232
Western Alliance Bancorp*	3,700	215,007

		12,525,173

Capital Markets (2.0%)
Ameriprise Financial, Inc.	6,038	893,262
BGC Partners, Inc., Class A	990	13,316
Cboe Global Markets, Inc.	4,828	550,875
Charles Schwab Corp. (The)	78,761	4,112,898
CME Group, Inc.	12,430	2,010,428
Cohen & Steers, Inc.	528	21,468

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Diamond Hill Investment Group, Inc.	132	$27,266
Eaton Vance Corp.	6,607	367,812
FactSet Research Systems, Inc.	2,376	473,822
Federated Investors, Inc., Class B	5,000	167,000
GAMCO Investors, Inc., Class A	132	3,278
Intercontinental Exchange, Inc.	39,880	2,892,098
Invesco Ltd.	5,500	176,055
Lazard Ltd., Class A	4,800	252,288
LPL Financial Holdings, Inc.	3,900	238,173
MarketAxess Holdings, Inc.	1,700	369,648
Moody’s Corp.	7,297	1,177,006
Morgan Stanley	35,562	1,918,926
Morningstar, Inc.	2,000	191,040
MSCI, Inc.	3,869	578,299
Pzena Investment Management, Inc., Class A	330	3,673
Raymond James Financial, Inc.	2,100	187,761
S&P Global, Inc.	21,759	4,157,274
SEI Investments Co.	7,193	538,828
State Street Corp.	1,800	179,514
T. Rowe Price Group, Inc.	2,244	242,285
TD Ameritrade Holding Corp.	35,003	2,073,228

		23,817,521

Consumer Finance (0.2%)
Capital One Financial Corp.	2,000	191,640
Green Dot Corp., Class A*	27,500	1,764,400

		1,956,040

Diversified Financial Services (0.0%)
Leucadia National Corp.	6,600	150,018

Insurance (0.9%)
Allstate Corp. (The)	4,400	417,120
American International Group, Inc.	4,900	266,658
Aon plc	10,459	1,467,711
Arch Capital Group Ltd.*	1,700	145,503
Arthur J Gallagher & Co.	7,378	507,090
Assurant, Inc.	1,600	146,256
Erie Indemnity Co., Class A	1,300	152,932
Marsh & McLennan Cos., Inc.	21,701	1,792,286
Primerica, Inc.	2,000	193,200
Progressive Corp. (The)	67,580	4,117,649
RenaissanceRe Holdings Ltd.	1,200	166,212
Willis Towers Watson plc	7,000	1,065,330
XL Group Ltd.	4,600	254,196

		10,692,143

Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc.(x)*	19,500	6,398,925
New York Community Bancorp, Inc.	74,245	967,412

		7,366,337

Total Financials		56,507,232

Health Care (16.4%)
Biotechnology (5.7%)
AbbVie, Inc.	67,513	6,390,105
ACADIA Pharmaceuticals, Inc.(x)*	5,600	125,832
Aduro Biotech, Inc.(x)*	1,272	11,830
Agios Pharmaceuticals, Inc.(x)*	12,071	987,166
Alexion Pharmaceuticals, Inc.*	17,386	1,937,844
Alkermes plc*	5,610	325,156
Alnylam Pharmaceuticals, Inc.*	10,568	1,258,649
Amgen, Inc.	46,001	7,842,250
Arena Pharmaceuticals, Inc.*	500	19,750
Avexis, Inc.*	1,500	185,370
Axovant Sciences Ltd.(x)*	6,900	9,177
Biogen, Inc.*	45,693	12,511,656
BioMarin Pharmaceutical, Inc.*	7,238	586,785
Bluebird Bio, Inc.*	1,100	187,825
Celgene Corp.*	63,372	5,653,416
Clovis Oncology, Inc.*	1,900	100,320
Emergent BioSolutions, Inc.*	1,518	79,923
Exact Sciences Corp.*	4,800	193,584
Exelixis, Inc.*	12,700	281,305
FibroGen, Inc.*	3,200	147,840
Genomic Health, Inc.*	726	22,717
Gilead Sciences, Inc.	40,983	3,089,708
Halozyme Therapeutics, Inc.*	5,610	109,900
ImmunoGen, Inc.*	17,169	180,618
Immunomedics, Inc.(x)*	3,498	51,106
Incyte Corp.*	13,549	1,129,038
Insys Therapeutics, Inc.(x)*	4,000	24,160
Intercept Pharmaceuticals, Inc.(x)*	1,000	61,520
Intrexon Corp.(x)*	6,100	93,513
Ionis Pharmaceuticals, Inc.(x)*	37,882	1,669,839
Ironwood Pharmaceuticals, Inc.(x)*	8,500	131,155
Lexicon Pharmaceuticals, Inc.(x)*	179	1,534
Ligand Pharmaceuticals, Inc.*	913	150,791
Momenta Pharmaceuticals, Inc.*	2,970	53,906
Neurocrine Biosciences, Inc.*	3,946	327,242
Novavax, Inc.(x)*	19,802	41,584
OPKO Health, Inc.(x)*	23,300	73,861
Progenics Pharmaceuticals, Inc.(x)*	1,452	10,832
ProQR Therapeutics NV*	3,653	11,233
Puma Biotechnology, Inc.*	1,300	88,465
Radius Health, Inc.(x)*	2,600	93,444
Regeneron Pharmaceuticals, Inc.*	3,632	1,250,716
Sage Therapeutics, Inc.*	2,000	322,140
Sangamo Therapeutics, Inc.*	1,980	37,620
Sarepta Therapeutics, Inc.*	2,300	170,407
Seattle Genetics, Inc.*	4,700	245,998
Spark Therapeutics, Inc.(x)*	1,348	89,763
Ultragenyx Pharmaceutical, Inc.*	5,950	303,391
Vertex Pharmaceuticals, Inc.*	126,215	20,570,520
ZIOPHARM Oncology, Inc.(x)*	859	3,367

		69,245,871

Health Care Equipment & Supplies (4.7%)
Abaxis, Inc.	1,782	125,845
Abbott Laboratories	37,530	2,248,798
ABIOMED, Inc.*	42,548	12,381,042
Accuray, Inc.(x)*	2,250	11,250
Align Technology, Inc.*	31,220	7,840,279
Atrion Corp.	66	41,666
Baxter International, Inc.	2,800	182,112
Becton Dickinson and Co.	26,913	5,832,047
Boston Scientific Corp.*	61,900	1,691,108
Cantel Medical Corp.	1,600	178,256
Cooper Cos., Inc. (The)	14,370	3,288,000
Danaher Corp.	9,599	939,838
DexCom, Inc.(x)*	4,000	296,640
Edwards Lifesciences Corp.*	8,822	1,230,845
Endologix, Inc.(x)*	3,894	16,472
Globus Medical, Inc., Class A*	5,000	249,100
Hill-Rom Holdings, Inc.	3,400	295,800
Hologic, Inc.*	6,940	259,278
ICU Medical, Inc.*	1,000	252,400
IDEXX Laboratories, Inc.*	4,400	842,116
Insulet Corp.*	2,376	205,952
Integra LifeSciences Holdings Corp.*	3,000	166,020
Intuitive Surgical, Inc.*	12,437	5,134,367
Masimo Corp.*	1,800	158,310
Medtronic plc	34,869	2,797,191
Natus Medical, Inc.*	1,452	48,860
Neogen Corp.*	4,666	312,575
NuVasive, Inc.*	2,100	109,641

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Quidel Corp.*	1,518	$78,648
ResMed, Inc.	6,279	618,293
STERIS plc	25,540	2,384,414
Stryker Corp.	28,265	4,548,404
Teleflex, Inc.	700	178,486
Varex Imaging Corp.*	2,194	78,501
Varian Medical Systems, Inc.*	3,886	476,618
West Pharmaceutical Services, Inc.	3,200	282,528
Wright Medical Group NV*	13,205	261,987

		56,043,687

Health Care Providers & Services (3.4%)
Aetna, Inc.	5,222	882,518
AmerisourceBergen Corp.	8,181	705,284
Anthem, Inc.	8,286	1,820,434
Centene Corp.*	2,020	215,877
Chemed Corp.	900	245,574
Cigna Corp.	31,432	5,272,404
CorVel Corp.*	924	46,708
Encompass Health Corp.	4,092	233,940
Express Scripts Holding Co.*	2,609	180,230
HCA Healthcare, Inc.	14,194	1,376,818
HealthEquity, Inc.*	3,200	193,728
Henry Schein, Inc.*	7,678	516,038
Humana, Inc.	9,885	2,657,385
LifePoint Health, Inc.*	2,500	117,500
McKesson Corp.	1,043	146,927
Molina Healthcare, Inc.(x)*	2,400	194,832
Patterson Cos., Inc.	3,300	73,359
Premier, Inc., Class A*	8,300	259,873
Select Medical Holdings Corp.*	7,500	129,375
Tenet Healthcare Corp.*	5,197	126,027
UnitedHealth Group, Inc.	118,478	25,354,292
WellCare Health Plans, Inc.*	2,100	406,623

		41,155,746

Health Care Technology (0.2%)
athenahealth, Inc.*	1,606	229,706
Cerner Corp.*	12,411	719,838
Computer Programs & Systems, Inc.(x)	858	25,054
Cotiviti Holdings, Inc.*	4,400	151,536
HMS Holdings Corp.*	3,960	66,686
Inovalon Holdings, Inc., Class A(x)*	4,500	47,700
Medidata Solutions, Inc.*	2,300	144,463
Omnicell, Inc.*	1,650	71,610
Quality Systems, Inc.*	2,508	34,234
Veeva Systems, Inc., Class A*	4,900	357,798

		1,848,625

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	3,900	260,910
Bio-Techne Corp.	1,700	256,768
Bruker Corp.	6,200	185,504
Charles River Laboratories International, Inc.*	2,200	234,828
Illumina, Inc.*	6,672	1,577,394
IQVIA Holdings, Inc.*	3,655	358,592
Luminex Corp.	3,300	69,531
Mettler-Toledo International, Inc.*	4,118	2,367,973
PerkinElmer, Inc.	3,000	227,160
PRA Health Sciences, Inc.*	2,100	174,216
QIAGEN NV*	4,700	151,857
Syneos Health, Inc.*	2,800	99,400
Thermo Fisher Scientific, Inc.	8,200	1,692,972
Waters Corp.*	3,290	653,559

		8,310,664

Pharmaceuticals (1.7%)
Akorn, Inc.*	5,500	102,905
Allergan plc	33,399	5,620,718
Bristol-Myers Squibb Co.	35,764	2,262,073
Catalent, Inc.*	5,400	221,724
Depomed, Inc.*	2,706	17,833
Eli Lilly & Co.	41,100	3,179,907
Innoviva, Inc.(x)*	3,432	57,211
Jazz Pharmaceuticals plc*	15,586	2,353,330
Johnson & Johnson	18,157	2,326,820
Mallinckrodt plc*	3,209	46,466
Medicines Co. (The)(x)*	2,772	91,310
Merck & Co., Inc.	27,200	1,481,584
Nektar Therapeutics*	6,200	658,812
Valeant Pharmaceuticals International, Inc.*	19,922	317,158
Zoetis, Inc.	20,947	1,749,284

		20,487,135

Total Health Care		197,091,728

Industrials (9.6%)
Aerospace & Defense (3.0%)
Axon Enterprise, Inc.(x)*	3,366	132,317
Boeing Co. (The)	59,050	19,361,314
BWX Technologies, Inc.	4,300	273,179
Curtiss-Wright Corp.	1,400	189,098
General Dynamics Corp.	4,700	1,038,230
Harris Corp.	1,500	241,920
HEICO Corp.	1,238	107,471
HEICO Corp., Class A	2,656	188,443
Huntington Ingalls Industries, Inc.	2,244	578,413
L3 Technologies, Inc.	18,606	3,870,048
Lockheed Martin Corp.	9,330	3,152,887
Moog, Inc., Class A*	500	41,205
Northrop Grumman Corp.	7,000	2,443,840
Raytheon Co.	5,200	1,122,264
Rockwell Collins, Inc.	6,947	936,803
Spirit AeroSystems Holdings, Inc., Class A	7,699	644,406
TransDigm Group, Inc.	2,291	703,200

		35,025,038

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	7,729	724,285
Expeditors International of Washington, Inc.	5,854	370,558
FedEx Corp.	10,700	2,569,177
United Parcel Service, Inc., Class B	29,839	3,122,950
XPO Logistics, Inc.*	3,600	366,516

		7,153,486

Airlines (0.5%)
Alaska Air Group, Inc.	4,304	266,676
American Airlines Group, Inc.	37,933	1,970,998
Copa Holdings SA, Class A	1,400	180,082
Southwest Airlines Co.	26,000	1,489,280
United Continental Holdings, Inc.*	23,040	1,600,589

		5,507,625

Building Products (0.4%)
AAON, Inc.	2,449	95,511
Allegion plc	4,745	404,701
AO Smith Corp.	7,000	445,130
Fortune Brands Home & Security, Inc.	7,000	412,230
JELD-WEN Holding, Inc.*	4,700	143,914
Johnson Controls International plc	80,303	2,829,878
Lennox International, Inc.	2,244	458,606
Masco Corp.	9,912	400,841

		5,190,811

Commercial Services & Supplies (0.4%)
ADT, Inc.(x)	20,300	160,979
Cintas Corp.	4,472	762,834

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Clean Harbors, Inc.*	2,244	$109,530
Copart, Inc.*	9,030	459,898
Deluxe Corp.	2,310	170,963
Interface, Inc.	2,838	71,518
KAR Auction Services, Inc.	6,300	341,460
Knoll, Inc.	3,960	79,952
MSA Safety, Inc.	1,495	124,444
Multi-Color Corp.(x)	128	8,454
Rollins, Inc.	4,700	239,841
US Ecology, Inc.	858	45,731
Waste Connections, Inc.	19,650	1,409,901
Waste Management, Inc.	16,800	1,413,216

		5,398,721

Construction & Engineering (0.2%)
Dycom Industries, Inc.*	1,700	182,971
EMCOR Group, Inc.	2,200	171,446
Fluor Corp.	39,712	2,272,321
MasTec, Inc.*	3,800	178,790

		2,805,528

Electrical Equipment (0.5%)
AMETEK, Inc.	44,780	3,401,937
AZZ, Inc.	1,517	66,293
Emerson Electric Co.	4,794	327,430
EnerSys	2,200	152,614
Generac Holdings, Inc.*	2,700	123,957
Hubbell, Inc.	1,600	194,848
Rockwell Automation, Inc.	5,634	981,443
Sensata Technologies Holding plc*	3,900	202,137

		5,450,659

Industrial Conglomerates (0.8%)
3M Co.	24,490	5,376,045
General Electric Co.	66,700	899,116
Honeywell International, Inc.	18,326	2,648,290
Roper Technologies, Inc.	4,233	1,188,161

		10,111,612

Machinery (1.8%)
Allison Transmission Holdings, Inc.	5,900	230,454
Barnes Group, Inc.	2,900	173,681
Caterpillar, Inc.	21,500	3,168,670
Cummins, Inc.	2,300	372,807
Deere & Co.	14,037	2,180,227
Donaldson Co., Inc.	5,111	230,251
Dover Corp.	1,800	176,796
Fortive Corp.	22,221	1,722,572
Graco, Inc.	9,126	417,241
Hillenbrand, Inc.	149	6,839
IDEX Corp.	3,696	526,717
Illinois Tool Works, Inc.	28,399	4,448,986
Ingersoll-Rand plc	37,650	3,219,452
Lincoln Electric Holdings, Inc.	2,600	233,870
Middleby Corp. (The)*	2,574	318,635
Navistar International Corp.*	4,800	167,856
Nordson Corp.	3,247	442,696
Omega Flex, Inc.	98	6,380
Parker-Hannifin Corp.	5,000	855,150
Pentair plc	12,916	879,967
Snap-on, Inc.	1,100	162,294
Stanley Black & Decker, Inc.	1,200	183,840
Toro Co. (The)	5,544	346,223
WABCO Holdings, Inc.*	3,036	406,429
Wabtec Corp.(x)	1,888	153,683
Woodward, Inc.	2,368	169,691
Xylem, Inc.	4,300	330,756

		21,532,163

Professional Services (0.2%)
Dun & Bradstreet Corp. (The)	1,200	140,400
Equifax, Inc.	5,516	649,840
Exponent, Inc.	1,176	92,492
Forrester Research, Inc.	858	35,564
IHS Markit Ltd.*	9,800	472,752
Robert Half International, Inc.	5,619	325,284
TransUnion*	6,600	374,748
Verisk Analytics, Inc.*	6,368	662,272
WageWorks, Inc.*	2,500	113,000

		2,866,352

Road & Rail (0.9%)
Avis Budget Group, Inc.(x)*	4,374	204,878
CSX Corp.	34,800	1,938,708
JB Hunt Transport Services, Inc.	5,097	597,114
Kansas City Southern	6,296	691,616
Knight-Swift Transportation Holdings, Inc.	4,607	211,968
Landstar System, Inc.	1,800	197,370
Old Dominion Freight Line, Inc.	1,900	279,243
Union Pacific Corp.	53,264	7,160,279

		11,281,176

Trading Companies & Distributors (0.3%)
Beacon Roofing Supply, Inc.*	3,400	180,438
Fastenal Co.	15,052	821,689
HD Supply Holdings, Inc.*	7,900	299,726
Kaman Corp.	185	11,492
MSC Industrial Direct Co., Inc., Class A	2,000	183,420
NOW, Inc.*	7,418	75,812
United Rentals, Inc.*	4,356	752,412
Univar, Inc.*	5,600	155,400
Watsco, Inc.	1,200	217,164
WW Grainger, Inc.	2,407	679,424

		3,376,977

Total Industrials		115,700,148

Information Technology (39.7%)
Communications Equipment (1.6%)
Arista Networks, Inc.*	29,500	7,531,350
ARRIS International plc*	22,652	601,864
Ciena Corp.*	6,500	168,350
F5 Networks, Inc.*	3,088	446,556
Finisar Corp.(x)*	6,100	96,441
InterDigital, Inc.	2,046	150,586
Lumentum Holdings, Inc.(x)*	2,700	172,260
Motorola Solutions, Inc.	2,000	210,600
Palo Alto Networks, Inc.*	52,800	9,584,255
ViaSat, Inc.(x)*	1,558	102,392

		19,064,654

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	12,894	1,110,560
Badger Meter, Inc.	2,376	112,028
CDW Corp.	6,100	428,891
Cognex Corp.	7,604	395,332
Coherent, Inc.*	1,100	206,140
Corning, Inc.	5,500	153,340
Dolby Laboratories, Inc., Class A	14,546	924,544
Fitbit, Inc., Class A(x)*	2,267	11,562
IPG Photonics Corp.*	1,300	303,394
Littelfuse, Inc.	1,100	228,998
National Instruments Corp.	4,200	212,394
SYNNEX Corp.	1,400	165,760
TE Connectivity Ltd.	47,601	4,755,340
Tech Data Corp.*	1,700	144,721
Trimble, Inc.*	9,100	326,508
Universal Display Corp.	1,518	153,318
VeriFone Systems, Inc.*	5,500	84,590
Zebra Technologies Corp., Class A*	2,500	347,975

		10,065,395

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (8.5%)
Alibaba Group Holding Ltd. (ADR)*	28,485	$5,228,137
Alphabet, Inc., Class A*	22,376	23,207,044
Alphabet, Inc., Class C*	20,597	21,251,778
CommerceHub, Inc., Series A*	498	11,205
Cornerstone OnDemand, Inc.*	2,640	103,250
CoStar Group, Inc.*	1,642	595,521
Dropbox, Inc., Class A(x)*	1,526	47,688
Facebook, Inc., Class A*	175,022	27,966,765
GoDaddy, Inc., Class A*	3,900	239,538
GrubHub, Inc.(x)*	96,000	9,741,120
IAC/InterActiveCorp*	2,500	390,950
j2 Global, Inc.	2,200	173,624
LivePerson, Inc.*	630	10,301
LogMeIn, Inc.	7,875	909,956
MuleSoft, Inc., Class A*	6,100	268,278
New Relic, Inc.*	43,200	3,201,984
NIC, Inc.	992	13,194
Nutanix, Inc., Class A*	4,600	225,906
Shopify, Inc., Class A*	3,744	466,465
Stamps.com, Inc.*	726	145,962
Tencent Holdings Ltd. (ADR)	35,500	1,891,795
Twitter, Inc.*	161,054	4,672,177
VeriSign, Inc.(x)*	4,732	561,026
XO Group, Inc.*	1,518	31,499
Yelp, Inc.*	3,800	158,650
Zillow Group, Inc., Class C(x)*	4,400	236,720

		101,750,533

IT Services (7.1%)
Accenture plc, Class A	25,944	3,982,404
Alliance Data Systems Corp.	2,165	460,842
Automatic Data Processing, Inc.	19,387	2,200,037
Black Knight, Inc.*	3,700	174,270
Booz Allen Hamilton Holding Corp.	5,200	201,344
Broadridge Financial Solutions, Inc.	5,559	609,767
Cardtronics plc, Class A*	660	14,725
Cass Information Systems, Inc.	438	26,065
Cognizant Technology Solutions Corp., Class A	55,134	4,438,287
CoreLogic, Inc.*	3,900	176,397
CSRA, Inc.	7,500	309,225
DXC Technology Co.	12,500	1,256,625
EPAM Systems, Inc.*	2,300	263,396
Euronet Worldwide, Inc.*	2,400	189,408
ExlService Holdings, Inc.*	792	44,170
Fidelity National Information Services, Inc.	8,506	819,128
First Data Corp., Class A*	16,300	260,800
Fiserv, Inc.*	19,200	1,369,152
FleetCor Technologies, Inc.*	4,106	831,465
Gartner, Inc.*	3,711	436,488
Genpact Ltd.	6,534	209,023
Global Payments, Inc.	21,596	2,408,386
Hackett Group, Inc. (The)	2,178	34,979
International Business Machines Corp.	36,479	5,596,973
Jack Henry & Associates, Inc.	3,828	462,997
Mastercard, Inc., Class A	57,320	10,040,170
MAXIMUS, Inc.	3,000	200,220
Paychex, Inc.	13,973	860,597
PayPal Holdings, Inc.*	200,785	15,233,557
Sabre Corp.	9,500	203,775
Science Applications International Corp.	1,800	141,840
Square, Inc., Class A*	157,800	7,763,760
Switch, Inc., Class A(x)	1,133	18,026
Syntel, Inc.*	2,496	63,723
Total System Services, Inc.	8,002	690,253
Visa, Inc., Class A	177,706	21,257,191
Western Union Co. (The)	23,287	447,809
WEX, Inc.*	1,300	203,606
Worldpay, Inc.*	12,280	1,009,907

		84,910,787

Semiconductors & Semiconductor Equipment (4.7%)
Advanced Energy Industries, Inc.*	2,400	153,360
Advanced Micro Devices, Inc.(x)*	36,300	364,815
Analog Devices, Inc.	15,891	1,448,147
Applied Materials, Inc.	86,850	4,829,729
ASML Holding NV (Registered) (NYRS)(x)	3,600	714,816
Broadcom Ltd.	56,561	13,328,600
Cabot Microelectronics Corp.	140	14,995
Cavium, Inc.*	2,400	190,512
Cirrus Logic, Inc.*	3,800	154,394
Cree, Inc.*	64,740	2,609,669
Entegris, Inc.	7,000	243,600
Integrated Device Technology, Inc.*	7,100	216,976
Intel Corp.	43,617	2,271,573
KLA-Tencor Corp.	7,500	817,575
Lam Research Corp.	7,100	1,442,436
MACOM Technology Solutions Holdings, Inc.(x)*	2,900	48,140
Maxim Integrated Products, Inc.	28,220	1,699,408
Microchip Technology, Inc.(x)	10,248	936,257
Micron Technology, Inc.*	60,880	3,174,283
Microsemi Corp.*	4,900	317,128
MKS Instruments, Inc.	2,400	277,560
Monolithic Power Systems, Inc.	1,700	196,809
NVE Corp.	164	13,630
NVIDIA Corp.	52,600	12,181,634
NXP Semiconductors NV*	8,300	971,100
ON Semiconductor Corp.*	17,300	423,158
Power Integrations, Inc.	1,848	126,311
Qorvo, Inc.*	2,650	186,693
Rambus, Inc.*	5,940	79,774
Semtech Corp.*	3,234	126,288
Silicon Laboratories, Inc.*	2,000	179,800
Skyworks Solutions, Inc.	7,795	781,527
Teradyne, Inc.	8,200	374,822
Texas Instruments, Inc.	41,981	4,361,406
Versum Materials, Inc.	4,100	154,283
Xilinx, Inc.	20,842	1,505,626

		56,916,834

Software (12.3%)
8x8, Inc.*	6,300	117,495
Activision Blizzard, Inc.	43,700	2,948,002
Adobe Systems, Inc.*	37,200	8,038,176
American Software, Inc., Class A	192	2,496
ANSYS, Inc.*	3,800	595,422
Aspen Technology, Inc.*	3,800	299,782
Atlassian Corp. plc, Class A*	83,700	4,513,104
Autodesk, Inc.*	49,458	6,210,936
Blackbaud, Inc.	1,300	132,353
Cadence Design Systems, Inc.*	12,605	463,486
CDK Global, Inc.	5,395	341,719
Citrix Systems, Inc.*	37,052	3,438,426
Dell Technologies, Inc., Class V*	9,000	658,890
Electronic Arts, Inc.*	21,095	2,557,558
Ellie Mae, Inc.*	1,500	137,910
Fair Isaac Corp.*	1,400	237,118
Fortinet, Inc.*	5,610	300,584
Intuit, Inc.	25,451	4,411,931
Manhattan Associates, Inc.*	3,500	146,580
Microsoft Corp.#	460,619	42,040,696

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Nuance Communications, Inc.*	63,492	$999,999
Oracle Corp.	13,284	607,743
Paycom Software, Inc.(x)*	82,300	8,838,197
Pegasystems, Inc.	2,508	152,110
Proofpoint, Inc.*	78,100	8,876,065
PTC, Inc.*	5,000	390,050
RealPage, Inc.*	4,500	231,750
Red Hat, Inc.*	23,986	3,586,147
RingCentral, Inc., Class A*	2,700	171,450
salesforce.com, Inc.*	84,917	9,875,847
ServiceNow, Inc.*	91,130	15,077,459
Snap, Inc., Class A(x)*	19,100	303,117
Splunk, Inc.*	86,234	8,484,563
SS&C Technologies Holdings, Inc.	7,128	382,346
Symantec Corp.	27,200	703,120
Synopsys, Inc.*	2,200	183,128
Tableau Software, Inc., Class A*	1,800	145,476
Take-Two Interactive Software, Inc.*	4,000	391,120
Tyler Technologies, Inc.*	2,046	431,624
Ultimate Software Group, Inc. (The)*	1,254	305,600
VASCO Data Security International, Inc.*	1,452	18,803
VMware, Inc., Class A*	17,508	2,123,195
Workday, Inc., Class A*	54,048	6,870,041
Zendesk, Inc.*	5,500	263,285
Zix Corp.*	6,336	27,055

		147,031,954

Technology Hardware, Storage & Peripherals (4.7%)
3D Systems Corp.(x)*	4,422	51,251
Apple, Inc.	269,792	45,265,702
Electronics For Imaging, Inc.*	3,500	95,655
NCR Corp.*	5,700	179,664
NetApp, Inc.	10,200	629,238
Seagate Technology plc	103,616	6,063,608
Western Digital Corp.	40,511	3,737,950

		56,023,068

Total Information Technology		475,763,225

Materials (2.4%)
Chemicals (1.6%)
Albemarle Corp.	1,600	148,384
Axalta Coating Systems Ltd.*	7,500	226,425
Balchem Corp.	85	6,949
Celanese Corp.	23,463	2,351,227
Chemours Co. (The)	6,598	321,389
DowDuPont, Inc.	86,362	5,502,122
Ecolab, Inc.	11,840	1,622,909
FMC Corp.	6,621	506,970
HB Fuller Co.	400	19,892
Huntsman Corp.	6,600	193,050
International Flavors & Fragrances, Inc.	4,224	578,308
LyondellBasell Industries NV, Class A	7,051	745,150
Monsanto Co.	19,317	2,254,101
NewMarket Corp.	462	185,576
PolyOne Corp.	4,686	199,249
PPG Industries, Inc.	11,384	1,270,454
Praxair, Inc.	11,193	1,615,150
RPM International, Inc.(x)	5,478	261,136
Sherwin-Williams Co. (The)	3,706	1,453,197
Westlake Chemical Corp.	2,600	288,990
WR Grace & Co.	3,000	183,690

		19,934,318

Construction Materials (0.1%)
Eagle Materials, Inc.	2,161	222,691
Martin Marietta Materials, Inc.	2,606	540,224
Vulcan Materials Co.	5,700	650,769

		1,413,684

Containers & Packaging (0.3%)
Avery Dennison Corp.	3,900	414,375
Ball Corp.	8,438	335,073
Berry Global Group, Inc.*	5,500	301,455
Crown Holdings, Inc.*	6,200	314,650
Graphic Packaging Holding Co.	15,179	232,998
International Paper Co.	16,500	881,594
Packaging Corp. of America	4,356	490,921
Sealed Air Corp.	4,345	185,923

		3,156,989

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.*	143,853	2,527,497
Nucor Corp.	20,086	1,227,054
Royal Gold, Inc.	2,200	188,914
Southern Copper Corp.(x)	100	5,418
Steel Dynamics, Inc.	6,000	265,320

		4,214,203

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	100	2,877

Total Materials		28,722,071

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
American Tower Corp. (REIT)	29,537	4,292,907
CoreSite Realty Corp. (REIT)	1,500	150,390
Crown Castle International Corp. (REIT)	35,132	3,850,819
CubeSmart (REIT)	6,000	169,200
CyrusOne, Inc. (REIT)	2,900	148,509
Digital Realty Trust, Inc. (REIT)	6,550	690,239
Douglas Emmett, Inc. (REIT)	5,200	191,152
Equinix, Inc. (REIT)	3,407	1,424,603
Equity LifeStyle Properties, Inc. (REIT)	3,808	334,228
Extra Space Storage, Inc. (REIT)	5,700	497,952
Federal Realty Investment Trust (REIT)	1,380	160,232
First Industrial Realty Trust, Inc. (REIT)	5,600	163,688
Gaming and Leisure Properties, Inc. (REIT)	8,557	286,403
Gramercy Property Trust (REIT)	5,600	121,688
Iron Mountain, Inc. (REIT)	11,922	391,757
Lamar Advertising Co. (REIT), Class A	3,498	222,683
National Health Investors, Inc. (REIT)	1,900	127,851
Outfront Media, Inc. (REIT)	6,400	119,936
Public Storage (REIT)	6,819	1,366,459
SBA Communications Corp. (REIT)*	5,266	900,065
Simon Property Group, Inc. (REIT)	12,862	1,985,250
Taubman Centers, Inc. (REIT)	2,886	164,242

		17,760,253

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,669	267,690

Total Real Estate		18,027,943

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	19,699	702,269

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Cogent Communications Holdings, Inc.	3,800	$164,920
Globalstar, Inc.(x)*	76,000	52,250
Verizon Communications, Inc.	90,430	4,324,363
Zayo Group Holdings, Inc.*	5,800	198,128

		5,441,930

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	26,400	1,611,456

Total Telecommunication Services		7,053,386

Utilities (0.2%)
Gas Utilities (0.0%)
Southwest Gas Holdings, Inc.*	1,800	121,734

Independent Power and Renewable Electricity Producers (0.0%)
NRG Energy, Inc.	9,800	299,194

Multi-Utilities (0.1%)
Sempra Energy	11,682	1,299,272

Water Utilities (0.1%)
American Water Works Co., Inc.	8,400	689,892

Total Utilities		2,410,092

Total Common Stocks (98.0%) (Cost $598,571,600)		1,176,519,465

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR(r)*	6,270	5,220

Health Care Equipment & Supplies (0.0%)
Wright Medical Group NV, CVR, expiring 3/1/19*	22,047	29,322

Total Rights (0.0%) (Cost $—)		34,542

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	9,761,039	9,760,062

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $4,000,567, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $4,083,368.(xx)	$4,000,000	4,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $500,071, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $510,421.(xx)	500,000	500,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,000,300, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $2,040,102.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $5,001,500, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $5,100,261.(xx)	5,000,000	5,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,500,219, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,530,076.(xx)	1,500,000	1,500,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $2,456,472, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $2,505,248.(xx)	2,456,122	2,456,122
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $500,079, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $510,258.(xx)	500,000	500,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,300,355, collateralized by various Common Stocks; total market value $2,558,329.(xx)	2,300,000	2,300,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,400,370, collateralized by various Common Stocks; total market value $2,669,561.(xx)	2,400,000	2,400,000

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $2,000,731, collateralized by various Common Stocks; total market value $2,224,634.(xx)	$2,000,000	$2,000,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,500,375, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $2,550,048.(xx)	2,500,000	2,500,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $2,000,483, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $2,040,039.(xx)	2,000,000	2,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $5,001,653, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 7/15/18-5/15/46; total market value $5,100,000.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		32,156,122

Total Short-Term Investments (3.5%) (Cost $41,918,232)		41,916,184

Total Investments in Securities (101.5%) (Cost $640,489,832)		1,218,470,191
Other Assets Less Liabilities (-1.5%)		(17,888,803)

Net Assets (100%)		$1,200,581,388

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,373,020.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $32,413,052. This was secured by cash collateral of $32,156,122 which was subsequently invested in joint repurchase agreements with a total value of $32,156,122, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $554,788 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	11	6/2018	USD	1,450,680	(69,619)
S&P 500 E-Mini Index	15	6/2018	USD	1,982,250	(54,766)
S&P Midcap 400 E-Mini Index	5	6/2018	USD	941,550	(18,543)

					(142,928)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$206,692,160	$—	$—	$206,692,160
Consumer Staples	45,937,549	—	—	45,937,549
Energy	22,613,931	—	—	22,613,931
Financials	56,507,232	—	—	56,507,232
Health Care	197,091,728	—	—	197,091,728
Industrials	115,700,148	—	—	115,700,148
Information Technology	475,763,225	—	—	475,763,225
Materials	28,722,071	—	—	28,722,071
Real Estate	18,027,943	—	—	18,027,943
Telecommunication Services	7,053,386	—	—	7,053,386
Utilities	2,410,092	—	—	2,410,092
Rights
Health Care	29,322	—	5,220	34,542
Short-Term Investments
Investment Company	9,760,062	—	—	9,760,062
Repurchase Agreements	—	32,156,122	—	32,156,122

Total Assets	$1,186,308,849	$32,156,122	$5,220	$1,218,470,191

Liabilities:
Futures	$(142,928)	$—	$—	$(142,928)

Total Liabilities	$(142,928)	$—	$—	$(142,928)

Total	$1,186,165,921	$32,156,122	$5,220	$1,218,327,263

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$587,871,282
Aggregate gross unrealized depreciation	(13,821,356)

Net unrealized appreciation	$574,049,926

Federal income tax cost of investments in securities and derivative instruments, if applicable	$644,277,337

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.8%)
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		$315,597	$322,287
Ally Master Owner Trust,
Series 2017-1 A
2.177%, 2/15/21(l)		500,000	500,662
American Airlines Pass-Through Trust,
Series 2015-1 A
3.375%, 5/1/27		158,158	153,018
Series 2015-2 AA
3.600%, 9/22/27		90,529	89,470
American Express Credit Account Master Trust,
Series 2017-4 A
1.640%, 12/15/21		800,000	792,188
AmeriCredit Automobile Receivables Trust,
Series 2017-1 A2A
1.510%, 5/18/20		235,957	235,241
Apidos CLO XVI,
Series 2013-16A A1R
2.719%, 1/19/25(l)§		250,000	250,028
Series 2013-16A BR
3.689%, 1/19/25(l)§		250,000	250,055
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2016-FL1A A
3.477%, 9/15/26(l)§		100,000	100,741
Avant Loans Funding Trust,
Series 2017-B A
2.290%, 6/15/20§		312,316	311,864
B2R Mortgage Trust,
Series 2015-1 A1
2.524%, 5/15/48§		67,993	67,189
Series 2015-2 A
3.336%, 11/15/48§		87,304	87,019
Series 2016-1 A
2.567%, 6/15/49§		561,898	551,253
Babson CLO Ltd.,
Series 2014-3A AR
3.040%, 1/15/26(l)§		500,000	500,133
Series 2014-3A D1
5.220%, 1/15/26(l)§		500,000	500,117
Series 2014-IIA AR
2.881%, 10/17/26(l)§		400,000	400,060
Betony CLO Ltd.,
Series 2015-1A D
5.322%, 4/15/27(l)§		500,000	500,389
BlueMountain CLO Ltd.,
Series 2013-1A A1R
3.145%, 1/20/29(l)§		250,000	251,533
Series 2015-2A D
5.284%, 7/18/27(l)§		250,000	250,908
Canyon Capital CLO Ltd.,
Series 2006-1A D
3.724%, 12/15/20(l)§		500,000	500,131
Capital One Multi-Asset Execution Trust,
Series 2016-A1 A1
2.227%, 2/15/22(l)		500,000	501,636
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-3A A1AR
2.910%, 7/27/26(l)§		500,000	500,209
Series 2014-5A A1R
2.862%, 10/16/25(l)§		400,000	399,992
Cent CLO 19 Ltd.,
Series 2013-19A A1A
3.090%, 10/29/25(l)§		245,538	245,600
Chapel BV,
Series 2007 A2
0.031%, 7/17/66(l)(m)	EUR	259,260	318,346
Chase Issuance Trust,
Series 2017-A1 A
2.077%, 1/18/22(l)		$500,000	501,270
CIFC Funding Ltd.,
Series 2013-3A A1AR
2.761%, 10/24/25(l)§		366,618	366,669
Series 2014-5A A2R
3.131%, 1/17/27(l)§		600,000	602,646
Series 2015-2A AR
2.502%, 4/15/27(l)§		600,000	599,990
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1
2.162%, 10/25/36(l)		5,000,000	4,990,204
Colony American Homes,
Series 2015-1A A
2.918%, 7/17/32(l)§		94,429	94,429
Continental Airlines Pass-Through Trust,
Series 2010-1 B
6.000%, 1/12/19		176,335	179,527
Cork Street CLO Designated Activity Co.,
Series 1A A1BE
0.760%, 11/27/28(l)§	EUR	500,000	616,403
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
2.872%, 1/16/26(l)§		$400,000	400,055
Dorchester Park CLO Ltd.,
Series 2015-1A C
4.945%, 1/20/27(l)§		250,000	250,216
Series 2015-1A D
5.295%, 1/20/27(l)§		250,000	250,169
Doric Nimrod Air Alpha Pass- Through Trust,
Series 2013-1 A
5.250%, 5/30/23§		1,005,357	1,033,004
Dryden 34 Senior Loan Fund,
Series 2014-34A AR
2.882%, 10/15/26(l)§		500,000	500,118
Series 2014-34A DR
5.122%, 10/15/26(l)§		500,000	500,151
Earnest Student Loan Program LLC,
Series 2016-C A2
2.680%, 7/25/35§		689,083	666,553
ECMC Group Student Loan Trust,
Series 2018-1A A
2.533%, 2/27/68(b)(l)§		500,000	499,910
Emerald Bay SA,
(Zero Coupon), 10/8/20(b)§	EUR	582,000	669,574
Emerson Park CLO Ltd.,
Series 2013-1A A1AR
2.702%, 7/15/25(l)§		$263,923	263,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Flagship Credit Auto Trust,
Series 2016-3 B
2.430%, 6/15/21§	$1,000,000	$995,423
Series 2017-1 A
1.930%, 12/15/21§	279,650	278,595
Flagship VII Ltd.,
Series 2013-7A A1R
2.865%, 1/20/26(l)§	400,000	400,018
Ford Credit Auto Lease Trust,
Series 2017-A A2A
1.560%, 11/15/19	130,817	130,409
Series 2017-A A2B
1.917%, 11/15/19(l)	327,043	327,065
Ford Credit Auto Owner Trust,
Series 2014-2 A
2.310%, 4/15/26§	500,000	497,201
GCAT LLC,
Series 2017-5 A1
3.228%, 7/25/47(e)§	1,296,436	1,297,063
GMF Floorplan Owner Revolving Trust,
Series 2018-2 A2
2.241%, 3/15/23(b)(l)§	600,000	599,784
Golden Credit Card Trust,
Series 2017-1A A
2.177%, 2/15/21(l)§	500,000	500,798
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR
3.130%, 10/29/26(l)§	1,000,000	1,000,476
GSAA Home Equity Trust,
Series 2006-5 2A1
1.942%, 3/25/36(l)	16,684	9,871
Series 2007-10 A2A
6.500%, 11/25/37	2,878,591	2,268,675
Series 2007-8 A2
2.221%, 8/25/37(l)	596,762	577,882
Hildene CLO II Ltd.,
Series 2014-2A AR
2.919%, 7/19/26(l)§	500,000	500,098
Hildene CLO III Ltd.,
Series 2014-3A AR
2.945%, 10/20/26(l)§	500,000	500,164
Invitation Homes Trust,
Series 2015-SFR3 A
3.050%, 8/17/32(l)§	94,069	94,115
Series 2017-SFR2 E
4.058%, 12/17/36(l)§	500,000	507,313
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR
2.412%, 7/15/26(l)§	500,000	499,995
Jamestown CLO VI Ltd.,
Series 2015-6A A1AR
3.035%, 2/20/27(l)§	500,000	500,228
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
2.567%, 1/17/28(l)§	600,000	599,901
KVK CLO Ltd.,
Series 2013-2A AR
2.872%, 1/15/26(l)§	600,000	600,088
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§	2,781,250	2,824,797
Latam Airlines Pass-Through Trust,
Series 2015-1 B
4.500%, 11/15/23	395,513	384,834
LCM XVI LP,
Series 16A AR
2.752%, 7/15/26(b)(l)§	500,000	500,049
Lendmark Funding Trust,
Series 2017-2A A
2.800%, 5/20/26§	1,000,000	992,883
Madison Park Funding XIII Ltd.,
Series 2014-13A AR
2.849%, 1/19/25(l)§	600,000	600,100
Marathon CLO V Ltd.,
Series 2013-5A A1R
2.762%, 11/21/27(l)§	500,000	498,954
Marathon CLO VII Ltd.,
Series 2014-7A A1R
3.080%, 10/28/25(l)§	500,000	500,220
Marlette Funding Trust,
Series 2018-1A A
2.610%, 3/15/28§	468,137	467,454
Monarch Grove CLO Ltd.,
Series 2018-1A A1
2.443%, 1/25/28(l)§	400,000	399,931
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
2.934%, 4/18/25(l)§	400,000	400,076
Mountain View CLO Ltd.,
Series 2014-1A AR
2.962%, 10/15/26(l)§	500,000	500,091
MP CLO III Ltd.,
Series 2013-1A AR
2.995%, 10/20/30(l)§	500,000	503,696
MP CLO IV Ltd.,
Series 2013-2A ARR
3.025%, 7/25/29(l)§	500,000	503,954
Navient Private Education Loan Trust,
Series 2014-CTA B
3.527%, 10/17/44(l)§	100,000	101,443
Navient Student Loan Trust,
Series 2018-2A A1
2.218%, 3/25/67(b)(l)§	600,000	599,759
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
2.032%, 2/25/37(l)	3,121,169	2,783,082
Octagon Investment Partners 27 Ltd.,
Series 2016-1A C
4.722%, 7/15/27(l)§	250,000	251,008
OneMain Financial Issuance Trust,
Series 2015-1A A
3.190%, 3/18/26§	124,397	124,701
Series 2015-1A B
3.850%, 3/18/26§	500,000	500,772
Series 2016-2A A
4.100%, 3/20/28§	95,132	95,837
Series 2017-1A A1
2.370%, 9/14/32§	1,000,000	981,530
Palmer Square CLO Ltd.,
Series 2013-2A A1AR
2.951%, 10/17/27(l)§	400,000	402,507
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
2.645%, 7/25/29(l)	319,068	322,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Pretium Mortgage Credit Partners I LLC,
Series 2017-NPL3 A1
3.250%, 6/29/32(e)§	$2,090,619	$2,091,771
Progress Residential Trust,
Series 2015-SFR2 A
2.740%, 6/12/32§	98,362	97,489
Series 2016-SFR1 A
3.308%, 9/17/33(l)§	197,972	198,948
Prosper Marketplace Issuance Trust,
Series 2018-1A A
3.110%, 6/17/24(b)§	250,000	249,956
PRPM LLC,
Series 2017-2A A1
3.470%, 9/25/22(e)§	2,632,647	2,632,591
RAMP Trust,
Series 2005-RS9 AI4
2.192%, 11/25/35(l)	1,513,602	1,344,250
RASC Trust,
Series 2007-EMX1 A13
1.821%, 1/25/37(l)	3,141,714	2,773,707
Series 2007-KS3 AI3
2.122%, 4/25/37(l)	2,805,479	2,740,755
Regatta V Funding Ltd.,
Series 2014-1A A1AR
2.905%, 10/25/26(l)§	500,000	500,073
Santander Drive Auto Receivables Trust,
Series 2017-1 A2
1.490%, 2/18/20	141,899	141,745
SBA Small Business Investment Cos.,
Series 2008-P10B 1
5.944%, 8/10/18	121,558	122,247
Scholar Funding Trust,
Series 2013-A A
2.298%, 1/30/45(l)§	157,330	156,006
SLM Private Credit Student Loan Trust,
Series 2005-A A3
2.324%, 6/15/23(l)	70,000	69,870
Series 2006-B A5
2.395%, 12/15/39(l)	103,789	101,490
SLM Private Education Loan Trust,
Series 2011-C A2A
5.027%, 10/17/44(l)§	93,640	96,882
Series 2012-E A2B
3.527%, 6/15/45(l)§	140,848	141,416
Series 2013-B A2A
1.850%, 6/17/30§	365,838	363,130
Series 2013-C A2B
3.177%, 10/15/31(l)§	111,219	112,047
SLM Student Loan Trust,
Series 2005-7 A4
1.895%, 10/25/29(l)	509,753	506,739
Series 2005-9 A6
2.291%, 10/26/26(l)	234,624	235,003
Series 2007-2 A3
1.785%, 1/25/19(l)	135,373	135,063
Series 2007-3 A3
1.785%, 4/25/19(l)	210,084	208,312
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	100,000	99,708
SoFi Consumer Loan Program LLC,
Series 2017-6 A1
2.200%, 11/25/26§	381,631	379,804
SoFi Professional Loan Program LLC,
Series 2016-D A1
2.822%, 1/25/39(l)§	328,559	331,837
Series 2017-F BFX
3.620%, 1/25/41§	1,000,000	988,432
Sofi Professional Loan Program Trust,
Series 2018-B A1FX
2.640%, 8/25/47(b)§	600,000	598,740
Staniford Street CLO Ltd.,
Series 2014-1A AR
3.305%, 6/15/25(l)§	500,000	500,319
Structured Asset Receivables Trust,
Series 2003-2A CTFS
0.705%, 1/21/11(b)(l)(r)§	976	—
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
2.881%, 1/17/26(l)§	400,000	400,062
Series 2013-1A A2R
2.901%, 1/17/26(l)§	400,000	400,066
TCI-Flatiron CLO Ltd.,
Series 2016-1A B
3.931%, 7/17/28(l)§	250,000	251,700
Series 2016-1A C
4.781%, 7/17/28(l)§	250,000	252,695
TICP CLO II-2 Ltd.,
Series 2018-IIA A1
0.000%, 4/20/28(b)(l)§	600,000	600,000
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	720,747	683,845
Union Pacific Railroad Co. Pass- Through Trust,
Series 2014-1
3.227%, 5/14/26	78,022	76,848
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	18,642	19,151
Series 2004-20C 1
4.340%, 3/1/24	179,481	182,000
Series 2005-20B 1
4.625%, 2/1/25	17,394	17,803
Series 2008-20G 1
5.870%, 7/1/28	259,190	275,595
Venture XII CLO Ltd.,
Series 2012-12A ARR
2.784%, 2/28/26(l)§	600,000	599,973
Venture XVI CLO Ltd.,
Series 2014-16A ARR
2.567%, 1/15/28(l)§	600,000	599,948
VOLT LIX LLC,
Series 2017-NPL6 A1
3.250%, 5/25/47(e)§	2,151,214	2,151,539
VOLT LXI LLC,
Series 2017-NPL8 A1
3.125%, 6/25/47(e)§	1,546,659	1,547,211
Wellfleet CLO Ltd.,
Series 2017-2A A1
2.626%, 10/20/29(l)§	500,000	503,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Westlake Automobile Receivables Trust,
Series 2017-1A A2
1.780%, 4/15/20§		$204,666	$204,216

Total Asset-Backed Securities			76,174,442

Collateralized Mortgage Obligations (12.9%)
Agate Bay Mortgage Trust,
Series 2015-6 A3
3.500%, 9/25/45(l)§		2,120,481	2,090,413
Alternative Loan Trust,
Series 2006-OA22 A1
2.032%, 2/25/47(l)		59,980	57,584
Series 2006-OA6 1A2
2.081%, 7/25/46(l)		35,751	35,182
Series 2007-OH1 A1D
2.081%, 4/25/47(l)		69,398	62,494
American Home Mortgage Investment Trust,
Series 2004-3 5A
3.706%, 10/25/34(l)		7,959	7,994
Series 2006-1 2A1
3.961%, 12/25/35(l)		3,201,325	1,612,457
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
3.543%, 7/25/36(l)		3,019,590	2,788,646
Bear Stearns ARM Trust,
Series 2004-8 11A2
3.532%, 11/25/34(l)		467,669	456,729
Series 2005-1 2A1
3.660%, 3/25/35(l)		227,160	222,449
Chase Mortgage Finance Trust,
Series 2005-S2 A15
5.500%, 10/25/35		94,824	94,806
Series 2007-S3 1A12
6.000%, 5/25/37		2,503,609	2,027,623
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		1,433,105	1,428,126
Series 2005-24 A1
5.500%, 11/25/35		743,270	657,944
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36		2,546,696	2,451,933
COLT Mortgage Loan Trust,
Series 2016-1 A1
3.000%, 5/25/46§		118,579	120,055
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		2,138,673	2,150,778
Series 2014-WIN1 2A4
3.000%, 9/25/44(l)§		773,824	749,691
Series 2015-1 A1
2.500%, 1/25/45(l)§		1,638,728	1,560,186
EMF NL BV,
Series 2008-2X A2
0.672%, 7/17/41(l)(m)	EUR	435,000	495,755
Eurohome UK Mortgages plc,
Series 2007-1 A
0.757%, 6/15/44(l)(m)	GBP	443,716	608,133
EuroMASTR plc,
Series 2007-1V A2
0.807%, 6/15/40(l)(m)		268,677	363,899
Eurosail-UK plc,
Series 2007-4X A3
1.553%, 6/13/45(l)(m)		731,560	1,028,719
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$2,016,213	2,219,353
Series 4316 BZ
3.000%, 3/15/44		4,588,225	4,253,022
Series 4430 NZ
3.000%, 1/15/45		4,398,114	4,017,662
Series 4438 B
3.000%, 10/15/43		1,642,362	1,628,671
Series 4440 ZD
2.500%, 2/15/45		6,480,273	5,585,936
Series 4499 AB
3.000%, 6/15/42		2,161,361	2,127,404
Series 4624 GA
2.500%, 4/15/40		1,739,552	1,690,626
Series 4750 PA
3.000%, 7/15/46		3,963,625	3,933,687
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		1,201,342	943,581
FNMA,
Series 2012-103 ZP
3.000%, 9/25/42		884,434	769,516
Series 2012-150 KA
1.750%, 1/25/43		5,197,884	4,929,452
Series 2013-123 PZ
2.700%, 3/25/43		4,542,939	4,045,984
Series 2015-11 A
3.000%, 5/25/34		2,278,490	2,299,112
Series 2016-72 PA
3.000%, 7/25/46		3,592,952	3,527,767
Series 2016-81 PA
3.000%, 2/25/44		2,692,306	2,665,652
Series 2017-4 CH
3.000%, 6/25/42		3,765,391	3,759,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
GNMA,
Series 2013-116 LS
4.328%, 8/20/43IO IO(l)		$2,888,238	$444,735
Series 2013-26 MS
4.428%, 2/20/43IO IO(l)		2,730,053	455,134
Series 2014-20 TS
4.278%, 2/20/44IO IO(l)		2,695,502	396,360
Series 2015-28 LZ
4.000%, 2/20/45		1,862,939	1,981,934
Series 2015-H15 FC
2.155%, 6/20/65(l)		381,267	382,269
Series 2015-H16 FM
2.175%, 7/20/65(l)		654,856	657,074
Series 2015-H18 FB
2.175%, 7/20/65(l)		384,080	385,339
Series 2015-H19 FK
2.175%, 8/20/65(l)		719,799	722,190
Series 2015-H20 FB
2.175%, 8/20/65(l)		405,848	407,216
Series 2015-H20 FC
2.195%, 8/20/65(l)		1,592,181	1,598,894
Series 2015-H22 FC
2.175%, 9/20/65(l)		806,411	809,251
Series 2015-H29 FA
2.275%, 10/20/65(l)		512,127	513,634
Series 2016-H11 F
2.375%, 5/20/66(l)		453,455	459,131
Series 2016-H14 FA
2.375%, 6/20/66(l)		464,212	470,129
Series 2016-H15 FA
2.375%, 7/20/66(l)		556,797	563,635
Series 2016-H19 FE
1.945%, 6/20/61(l)		195,752	195,862
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
2.307%, 6/18/39(l)(m)		652,538	638,358
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
3.616%, 9/25/35(l)		102,663	104,716
Series 2006-AR2 2A1
3.526%, 4/25/36(l)		88,346	79,388
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
3.698%, 1/19/35(l)		280,055	279,615
Impac CMB Trust,
Series 2003-8 2A1
2.772%, 10/25/33(l)		8,313	8,235
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
3.476%, 6/25/37(l)		1,468,114	1,280,829
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36§		1,980,860	1,614,875
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		1,141,269	973,314
Series 2006-A3 6A1
3.504%, 8/25/34(l)		54,911	54,887
Series 2007-A1 3A3
3.704%, 7/25/35(l)		68,905	70,593
Series 2017-2 A6
3.000%, 5/25/47(l)§		311,039	306,422
Series 2017-3 1A6
3.000%, 8/25/47(l)§		383,514	383,365
JP Morgan Resecuritization Trust,
Series 2009-7 2A1
6.000%, 2/27/37(l)§		105,311	105,583
Kensington Mortgage Securities plc,
Series 2007-1X A3C
2.277%, 6/14/40(l)(m)		290,200	284,826
Ludgate Funding plc,
Series 2007-1 A2A
0.679%, 1/1/61(l)(m)	GBP	139,035	186,141
Series 2008-W1X A1
1.119%, 1/1/61(l)(m)		364,563	501,640
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$190,210	191,372
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
3.711%, 12/25/32(l)		18,653	18,525
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
1.927%, 4/16/36(l)§		445,267	378,920
MortgageIT Trust,
Series 2005-4 A1
2.151%, 10/25/35(l)		492,373	486,500
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		850,875	861,062
Nomura Resecuritization Trust,
Series 2014-7R 2A3
1.821%, 12/26/35(l)§		476,022	471,261
RBSSP Resecuritization Trust,
Series 2009-12 18A1
3.581%, 12/25/35(l)§		165,027	168,306
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
2.211%, 6/25/35(l)§		81,308	78,156
Series 2006-R1 AF1
2.211%, 1/25/36(l)§		277,262	262,374
Residential Asset Securitization Trust,
Series 2006-A9CB A7
6.000%, 9/25/36		4,707,318	3,069,692
Resloc UK plc,
Series 2007-1X A3B
0.766%, 12/15/43(l)(m)	GBP	148,522	199,751
RFMSI Trust,
Series 2006-SA2 3A1
4.657%, 8/25/36(l)		$1,306,999	1,218,547
Sequoia Mortgage Trust,
Series 10 2A1
2.582%, 10/20/27(l)		3,742	3,574
Series 2003-4 2A1
2.172%, 7/20/33(l)		15,596	15,009
Series 6 A
2.448%, 4/19/27(l)		239,215	226,194
Shellpoint Co-Originator Trust,
Series 2017-1 A4
3.500%, 4/25/47(l)§		2,694,182	2,708,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1
3.597%, 11/25/34(l)		$106,345	$106,345
Series 2004-4 2A
3.580%, 4/25/34(l)		485,758	488,214
Series 2005-19XS 2A1
2.171%, 10/25/35(l)		458,891	451,664
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
2.058%, 7/19/35(l)		64,469	61,414
Series 2006-AR3 12A1
2.091%, 5/25/36(l)		298,757	270,736
Trinity Square plc,
Series 2015-1A A
1.671%, 7/15/51(l)§	GBP	206,065	292,229
Uropa Securities plc,
Series 2007-1 A3A
0.723%, 10/10/40(l)(m)		800,000	1,065,095
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
2.683%, 8/25/42(l)		$10,544	10,190

Total Collateralized Mortgage Obligations			99,887,087

Commercial Mortgage-Backed Securities (4.3%)
245 Park Avenue Trust,
Series 2017-245P XA
0.149%, 6/5/37 IO(l)§		1,000,000	15,446
Americold LLC,
Series 2010-ARTA C
6.811%, 1/14/29§		100,000	106,942
AOA Mortgage Trust,
Series 2015-1177 C
3.010%, 12/13/29(l)§		100,000	97,613
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
3.727%, 12/15/36(l)§		290,000	287,376
Series 2017-ATRM E
4.827%, 12/15/36(l)§		224,000	221,573
Aventura Mall Trust,
Series 2013-AVM D
3.743%, 12/5/32(l)§		100,000	99,663
Series 2013-AVM E
3.743%, 12/5/32(l)§		380,000	378,533
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY A
2.827%, 9/15/26(l)§		100,000	100,035
Series 2013-DSNY E
4.377%, 9/15/26(l)§		100,000	99,748
Series 2017-SCH CL
3.277%, 11/15/32(l)§		100,000	100,000
Series 2017-SCH DL
3.777%, 11/15/32(l)§		100,000	100,000
Banc of America Commercial Mortgage Trust,
Series 2007-1 AMFX
5.482%, 1/15/49(l)		4,880	4,864
Series 2017-BNK3 XB
0.631%, 2/15/50 IO(l)		1,000,000	47,089
BANK,
Series 2017-BNK6 XA
0.879%, 7/15/60 IO(l)		3,579,639	211,729
Series 2017-BNK9 A4
3.538%, 11/15/54		20,000	19,909
Series 2018-BN10 XA
0.754%, 2/15/61 IO(l)		3,773,742	222,561
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§		900,000	893,984
BBCMS Mortgage Trust,
Series 2017-DELC C
2.977%, 8/15/36(l)§		53,000	52,859
Series 2017-DELC D
3.477%, 8/15/36(l)§		60,000	59,738
Series 2017-DELC E
4.277%, 8/15/36(l)§		127,000	126,600
Series 2017-DELC F
5.277%, 8/15/36(l)§		121,000	121,558
Series 2018-TALL A
2.499%, 3/15/37(b)(l)§		60,000	59,640
Series 2018-TALL D
3.225%, 3/15/37(b)(l)§		40,000	39,724
BBCMS Trust,
Series 2014-BXO E
5.527%, 8/15/27(l)§		271,000	271,600
Series 2015-SRCH A1
3.312%, 8/10/35§		100,000	99,127
Series 2015-SRCH XA
0.957%, 8/10/35 IO(l)§		1,000,000	67,299
BB-UBS Trust,
Series 2012-SHOW XA
0.596%, 11/5/36 IO(l)§		2,277,000	84,569
BENCHMARK Mortgage Trust,
Series 2018-B3 D
3.057%, 4/10/51(b)§		20,000	16,528
BHMS Mortgage Trust,
Series 2014-ATLS AFL
3.164%, 7/5/33(l)§		336,300	337,134
BWAY Mortgage Trust,
Series 2013-1515 C
3.446%, 3/10/33§		100,000	97,152
BX Trust,
Series 2017-APPL D
3.827%, 7/15/34(l)§		76,872	76,786
Series 2017-APPL E
4.927%, 7/15/34(l)§		118,473	118,401
Series 2017-SLCT D
3.827%, 7/15/34(l)§		82,000	81,881
Series 2017-SLCT E
4.927%, 7/15/34(l)§		134,000	134,086
BXP Trust,
Series 2017-CC D
3.551%, 8/13/37(l)§		30,000	28,113
Series 2017-GM A
3.379%, 6/13/39§		65,000	63,804
Series 2017-GM D
3.425%, 6/13/39(l)§		230,000	215,532
Caesars Palace Las Vegas Trust,
Series 2017-VICI D
4.354%, 10/15/34(l)§		100,000	101,012
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT D
5.488%, 4/10/29(l)§		10,000	9,762

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4
3.544%, 11/15/50	$15,000	$14,880
CD Mortgage Trust,
Series 2006-CD3 AM
5.648%, 10/15/48	110,653	114,319
Series 2017-CD3 A4
3.631%, 2/10/50	10,000	10,058
Series 2017-CD3 XA
1.042%, 2/10/50 IO(l)	298,442	21,202
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48	10,000	10,157
Series 2016-C4 XA
1.749%, 5/10/58 IO(l)	1,244,990	128,105
Series 2016-C4 XB
0.729%, 5/10/58 IO(l)	110,000	5,659
Series 2018-TAN C
5.295%, 2/15/33§	100,000	103,001
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC A
2.567%, 7/15/32(l)§	100,000	100,135
Series 2017-BIOC D
3.377%, 7/15/32(l)§	100,000	100,133
CHT Mortgage Trust,
Series 2017-CSMO E
4.777%, 11/15/36(l)§	144,000	144,108
Series 2017-CSMO F
5.518%, 11/15/36(l)§	77,000	77,067
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B
3.772%, 2/10/48	300,000	294,557
Series 2015-SHP2 A
3.057%, 7/15/27(l)§	900,000	900,218
Series 2016-GC37 D
2.788%, 4/10/49§	50,000	36,116
Series 2016-P3 C
4.835%, 4/15/49(l)	30,000	30,844
Series 2016-P4 A4
2.902%, 7/10/49	175,000	167,471
Series 2016-P6 A5
3.720%, 12/10/49(l)	160,000	161,733
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2 AJFX
5.568%, 4/15/47(l)	309,481	312,489
Cold Storage Trust,
Series 2017-ICE3 A
2.777%, 4/15/36(l)§	87,000	87,104
Series 2017-ICE3 C
3.127%, 4/15/36(l)§	106,000	105,940
COMM Mortgage Trust,
Series 2013-CR6 XA
1.093%, 3/10/46 IO(l)	698,443	23,466
Series 2013-WWP D
3.898%, 3/10/31§	100,000	104,082
Series 2014-CR16 A4
4.051%, 4/10/47	108,000	112,040
Series 2014-CR17 A5
3.977%, 5/10/47	43,000	44,501
Series 2014-CR18 A4
3.550%, 7/15/47	10,000	10,184
Series 2014-CR19 A5
3.796%, 8/10/47	50,000	51,273
Series 2014-LC15 A4
4.006%, 4/10/47	20,000	20,734
Series 2015-3BP B
3.238%, 2/10/35(l)§	300,000	293,951
Series 2015-3BP XA
0.060%, 2/10/35 IO(l)§	1,287,000	7,985
Series 2015-CR22 C
4.122%, 3/10/48(l)	480,250	475,973
Series 2015-CR22 XA
0.987%, 3/10/48 IO(l)	3,883,058	174,159
Series 2015-CR23 XA
0.977%, 5/10/48 IO(l)	750,999	34,519
Series 2015-CR24 XA
0.810%, 8/10/48 IO(l)	464,528	21,547
Series 2015-CR25 D
3.795%, 8/10/48(l)	10,000	8,173
Series 2015-CR26 ASB
3.373%, 10/10/48	2,000,000	2,015,349
Series 2015-DC1 D
4.351%, 2/10/48(l)§	300,000	248,231
Series 2015-DC1 XA
1.142%, 2/10/48 IO(l)	3,638,879	184,196
Series 2015-LC19 C
4.261%, 2/10/48(l)	110,000	109,862
Series 2015-LC19 D
2.867%, 2/10/48§	110,000	91,026
Series 2015-LC23 A4
3.774%, 10/10/48	10,000	10,154
Series 2016-COR1 ASB
2.972%, 10/10/49	1,000,000	980,340
Series 2017-COR2 D
3.000%, 9/10/50§	330,000	265,244
Series 2017-COR2 XA
1.184%, 9/10/50 IO(l)	129,790	11,197
Commercial Mortgage Pass- Through Certificates,
Series 2014-CR14 A4
4.236%, 2/10/47(l)	50,000	52,367
Core Industrial Trust,
Series 2015-CALW D
3.850%, 2/10/34(l)§	300,000	297,510
Series 2015-TEXW XA
0.772%, 2/10/34 IO(l)§	1,000,000	26,069
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C4 F
5.234%, 10/15/39(l)§	200,000	201,288
Credit Suisse Mortgage Capital Certificates,
Series 2015-GLPB A
3.639%, 11/15/34§	100,000	101,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.298%, 4/15/50(l)	$300,000	$296,739
Series 2015-C1 D
3.798%, 4/15/50(l)§	100,000	87,375
Series 2015-C1 XA
0.937%, 4/15/50 IO(l)	4,392,314	202,269
Series 2017-CX10 XB
0.136%, 11/15/50 IO(l)	1,000,000	17,063
CSMC Trust,
Series 2015-DEAL A
3.097%, 4/15/29(l)§	86,367	85,979
Series 2015-DEAL D
4.877%, 4/15/29(l)§	100,000	99,501
Series 2017-PFHP A
2.727%, 12/15/20(l)§	50,000	49,868
Series 2017-TIME A
3.646%, 11/13/39§	100,000	99,881
DBJPM Mortgage Trust,
Series 2016-C3 D
3.494%, 9/10/49(l)§	35,000	28,474
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	20,196
DBUBS Mortgage Trust,
Series 2011-LC1A E
5.698%, 11/10/46(l)§	100,000	102,880
Series 2011-LC3A PM2
4.758%, 5/10/44(l)§	217,000	224,707
Series 2017-BRBK A
3.452%, 10/10/34§	60,000	59,670
FHLMC Multifamily Structured Pass-Through Certificates,
Series K034 A2
3.531%, 7/25/23(l)	20,000	20,563
Series K040 A2
3.241%, 9/25/24	20,000	20,241
Series K053 A2
2.995%, 12/25/25	188,000	186,406
Series K058 A2
2.653%, 8/25/26	20,000	19,217
Series K059 A2
3.120%, 9/25/26(l)	70,000	69,584
Series K060 A2
3.300%, 10/25/26	30,000	30,214
Series K061 A2
3.347%, 11/25/26(l)	50,000	50,531
Series K062 A2
3.413%, 12/25/26	29,565	30,003
Series K064 X1
0.609%, 3/25/27 IO(l)	598,218	27,284
Series K065 X1
0.675%, 4/25/27 IO(l)	249,653	12,913
Series K069 A2
3.187%, 9/25/27(l)	40,000	39,809
Series K071 A2
3.286%, 11/25/27	30,000	30,045
Series K072 A2
3.444%, 12/25/27	10,000	10,136
Series K722 X1
1.311%, 3/25/23 IO(l)	2,797,491	144,098
Series K730 A2
3.590%, 1/25/25	100,000	103,513
Series KIR1 X
1.085%, 3/25/26 IO(l)	145,452	9,760
Series KW03 X1
0.847%, 6/25/27 IO(l)	129,674	7,302
FNMA,
Series 2018-M1 A2
2.986%, 12/25/27(l)	25,000	24,455
FNMA ACES,
Series 2016-M4 X2
2.731%, 1/25/39 IO(l)	140,393	13,344
Series 2017-M12 A2
3.079%, 6/25/27(l)	30,000	29,608
Series 2017-M8 A2
3.061%, 5/25/27(l)	40,000	39,291
FREMF Mortgage Trust,
Series 2017-K64 B
3.980%, 3/25/27(l)§	36,667	36,180
Series 2018-K73 B
3.853%, 1/25/28(b)(l)§	120,000	116,054
Series 2018-K74 B
4.227%, 2/25/51(b)(l)§	100,000	97,596
GAHR Commercial Mortgage Trust,
Series 2015-NRF AFL1
3.077%, 12/15/34(l)§	8,601	8,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA,
Series 2012-120
0.771%, 2/16/53 IO(l)	$462,311	$20,205
Series 2012-23
0.637%, 6/16/53 IO(l)	60,131	1,487
Series 2013-191
0.757%, 11/16/53 IO(l)	49,671	1,822
Series 2013-63
0.790%, 9/16/51 IO(l)	331,524	17,203
Series 2015-22
0.734%, 3/16/55 IO(l)	174,837	8,997
Series 2016-158
0.909%, 6/16/58 IO(l)	124,099	9,191
Series 2016-26
0.976%, 2/16/58 IO(l)	264,194	18,420
Series 2016-87
1.007%, 8/16/58 IO(l)	175,619	13,179
Series 2017-100
0.810%, 5/16/59 IO(l)	148,742	9,998
Series 2017-111
0.741%, 2/16/59 IO(l)	373	26
Series 2017-69
0.802%, 7/16/59 IO(l)	98,865	6,918
GS Mortgage Securities Corp. II,
Series 2005-ROCK A
5.366%, 5/3/32(b)§	50,000	55,696
Series 2013-KING D
3.435%, 12/10/27(l)§	100,000	99,011
Series 2013-KING XA
0.729%, 12/10/27 IO(l)§	1,086,008	11,324
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§	500,000	501,370
Series 2017-500K D
3.077%, 7/15/32(l)§	20,000	20,045
Series 2017-GPTX A
2.856%, 5/10/34(b)§	100,000	98,492
GS Mortgage Securities Trust,
Series 2014-GC20 B
4.529%, 4/10/47(l)	30,000	30,169
Series 2015-GC28 XA
1.133%, 2/10/48 IO(l)	3,728,480	186,566
Series 2015-GC32 C
4.412%, 7/10/48(l)	60,000	60,208
Series 2015-GC32 D
3.345%, 7/10/48	120,000	96,642
Series 2015-GS1 XA
0.821%, 11/10/48 IO(l)	1,967,884	96,577
Series 2016-GS3 XA
1.275%, 10/10/49 IO(l)	391,892	30,407
Series 2017-GS7 A4
3.430%, 8/10/50	20,000	19,702
Series 2017-GS7 D
3.000%, 8/10/50§	10,000	8,183
Series 2017-GS7 E
3.000%, 8/10/50§	10,000	7,929
Series 2017-GS7 XA
1.141%, 8/10/50 IO(l)	2,520,963	204,195
GSCCRE Commercial Mortgage Trust,
Series 2015-HULA D
5.527%, 8/15/32(l)§	200,000	200,244
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	110,000	109,355
IMT Trust,
Series 2017-APTS AFX
3.478%, 6/15/34§	100,000	99,534
Series 2017-APTS DFX
3.497%, 6/15/34(l)§	100,000	94,409
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2017-FL10 B
2.777%, 6/15/32(l)§	51,000	50,950
Series 2017-FL10 C
3.027%, 6/15/32(l)§	39,000	38,954
Series 2017-FL10 D
3.677%, 6/15/32(l)§	126,000	125,218
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM
5.372%, 5/15/47	147,461	147,619
Series 2007-C1 AM
5.752%, 2/15/51(l)	186,494	187,460
Series 2007-CB18 AM
5.466%, 6/12/47(l)	50,653	50,537
Series 2012-CBX A4FL
3.086%, 6/15/45(b)(l)§	100,000	101,401
Series 2014-DSTY A
3.429%, 6/10/27§	100,000	99,722
Series 2014-PHH A
3.227%, 8/15/27(l)§	300,000	299,032
Series 2015-JP1 C
4.742%, 1/15/49(l)	80,000	82,402
Series 2015-JP1 E
4.242%, 1/15/49(l)§	250,000	197,045
Series 2015-SGP A
3.477%, 7/15/36(l)§	90,446	90,190
Series 2015-UES C
3.621%, 9/5/32(l)§	100,000	100,043
Series 2016-ASH B
3.927%, 10/15/34(l)§	125,827	125,495
Series 2016-ASH C
4.527%, 10/15/34(l)§	70,777	70,531
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	12,149
Series 2017-MAUI C
2.968%, 7/15/34(l)§	55,000	55,045
Series 2017-MAUI D
3.668%, 7/15/34(l)§	151,000	151,196
Series 2017-MAUI E
4.668%, 7/15/34(l)§	45,000	45,077
Series 2017-MAUI F
5.468%, 7/15/34(l)§	64,000	64,154

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	$50,000	$51,058
Series 2014-C22 A4
3.801%, 9/15/47	10,000	10,217
Series 2014-C25 XA
0.964%, 11/15/47 IO(l)	3,884,768	172,201
Series 2015-C27 D
3.844%, 2/15/48(l)§	300,000	243,666
Series 2015-C27 XA
1.351%, 2/15/48 IO(l)	3,145,694	178,596
Series 2015-C32 XA
1.468%, 11/15/48 IO(l)	2,412,368	139,012
Series 2015-C33 C
4.618%, 12/15/48(l)	221,000	223,623
Series 2015-C33 D1
4.118%, 12/15/48(l)§	200,000	189,042
Series 2016-C1 XA
1.381%, 3/15/49 IO(l)	985,058	72,034
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7 B
4.050%, 9/15/50	10,000	10,134
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.701%, 6/15/49 IO(l)	1,803,319	158,527
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	95,196
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	291,787
LMREC, Inc.,
Series 2015-CRE1 A
3.611%, 2/22/32(l)§	300,000	301,208
Lone Star Portfolio Trust,
Series 2015-LSP A1A2
3.577%, 9/15/28(l)§	30,325	30,258
Series 2015-LSP D
5.777%, 9/15/28(l)§	85,322	85,868
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
1.233%, 3/10/50 IO(l)§	3,490,729	170,186
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16 A5
3.892%, 6/15/47	50,000	51,268
Series 2015-C20 ASB
3.069%, 2/15/48	1,000,000	992,008
Series 2015-C20 B
4.160%, 2/15/48	150,000	148,675
Series 2015-C20 C
4.462%, 2/15/48(l)	150,000	147,120
Series 2015-C20 XA
1.378%, 2/15/48 IO(l)	2,897,071	187,328
Series 2015-C21 C
4.160%, 3/15/48(l)	300,000	290,343
Series 2015-C22 XA
1.138%, 4/15/48 IO(l)	96,672	5,291
Series 2015-C23 D
4.134%, 7/15/50(l)§	100,000	86,612
Series 2015-C25 C
4.528%, 10/15/48(l)	70,000	71,488
Series 2015-C25 D
3.068%, 10/15/48	100,000	80,873
Series 2015-C26 XA
1.105%, 10/15/48 IO(l)	231,024	13,948
Series 2015-C27 ASB
3.557%, 12/15/47	500,000	505,049
Series 2016-C29 XB
0.958%, 5/15/49 IO(l)	1,020,000	69,340
Series 2016-C31 ASB
2.952%, 11/15/49	1,000,000	981,018
Series 2016-C31 C
4.319%, 11/15/49(l)	215,000	210,207
Series 2016-C31 XA
1.453%, 11/15/49 IO(l)	985,784	86,860
Series 2016-C32 A4
3.720%, 12/15/49	166,000	168,201
Series 2017-C33 C
4.558%, 5/15/50(l)	40,000	40,536
Morgan Stanley Capital I Trust,
Series 2014-CPT B
3.446%, 7/13/29(l)§	500,000	498,624
Series 2014-CPT E
3.446%, 7/13/29(l)§	100,000	98,158
Series 2015-XLF1 D
4.777%, 8/14/31(l)§	300,000	298,809
Series 2017-H1 A5
3.530%, 6/15/50	140,000	139,500
Series 2017-H1 C
4.281%, 6/15/50(l)	100,000	97,379
Series 2017-H1 D
2.546%, 6/15/50§	210,000	167,580
Series 2017-H1 XD
2.203%, 6/15/50 IO(l)§	300,000	49,244
Series 2017-PRME A
2.677%, 2/15/34(l)§	42,442	42,354
Series 2017-PRME B
3.127%, 2/15/34(l)§	50,000	49,927
Series 2017-PRME C
3.427%, 2/15/34(l)§	24,000	23,981
Series 2017-PRME D
5.177%, 2/15/34(l)§	129,000	128,553
Morgan Stanley Capital I, Inc.,
Series 2017-HR2 D
2.730%, 12/15/50	210,000	162,764
Series 2017-HR2 XA
0.807%, 12/15/50 IO(l)	999,176	60,828
Series 2017-JWDR D
3.727%, 11/15/34(l)§	90,000	89,741

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Olympic Tower Mortgage Trust,
Series 2017-OT D
3.945%, 5/10/39(l)§	$150,000	$145,870
Series 2017-OT XA
0.379%, 5/10/39 IO(l)§	1,000,000	31,431
One Market Plaza Trust,
Series 2017-1MKT XCP
0.090%, 2/10/32 IO(l)§	1,000,000	5,308
Series 2017-1MKT XNCP
0.000%, 2/10/32 IO(l)§	200,000	—
Rosslyn Portfolio Trust,
Series 2017-ROSS A
2.727%, 6/15/33(l)§	108,000	108,255
Series 2017-ROSS B
3.027%, 6/15/33(l)§	108,000	107,531
UBS Commercial Mortgage Trust,
Series 2017-C1 XA
1.610%, 6/15/50 IO(l)	992,848	106,123
Series 2018-C8 C
4.705%, 2/15/51(l)	226,000	223,064
VNDO Mortgage Trust,
Series 2013-PENN D
3.947%, 12/13/29(l)§	100,000	99,345
Waldorf Astoria Boca Raton Trust,
Series 2016-BOCA A
3.127%, 6/15/29(l)§	100,000	100,070
Series 2016-BOCA B
3.827%, 6/15/29(l)§	184,000	184,128
Series 2016-BOCA C
4.277%, 6/15/29(l)§	155,000	155,161
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26 D
3.586%, 2/15/48§	300,000	233,281
Series 2015-C27 C
3.894%, 2/15/48	300,000	279,753
Series 2015-C27 XA
0.914%, 2/15/48 IO(l)	4,042,166	198,903
Series 2015-C31 A4
3.695%, 11/15/48	50,000	50,553
Series 2015-NXS1 XA
1.173%, 5/15/48 IO(l)	2,678,644	145,245
Series 2015-NXS2 A5
3.767%, 7/15/58(l)	170,000	172,832
Series 2015-NXS2 XA
0.770%, 7/15/58 IO(l)	4,595,854	167,381
Series 2015-NXS4 A4
3.718%, 12/15/48	10,000	10,119
Series 2015-NXS4 D
3.600%, 12/15/48(l)	20,000	17,733
Series 2016-BNK1 XD
1.267%, 8/15/49 IO(l)§	1,000,000	81,795
Series 2016-C33 C
3.896%, 3/15/59	129,000	124,560
Series 2016-C33 XA
1.796%, 3/15/59 IO(l)	1,711,697	165,461
Series 2016-C34 C
5.029%, 6/15/49(l)	202,000	205,285
Series 2017-C38 A5
3.453%, 7/15/50	20,000	19,759
Series 2017-C38 XA
1.087%, 7/15/50 IO(l)	2,641,544	194,552
Series 2017-C39 C
4.118%, 9/15/50	10,000	9,761
Series 2017-C39 D
4.357%, 9/15/50(l)§	10,000	9,247
Series 2017-C39 XA
1.146%, 9/15/50 IO(l)	2,512,240	198,015
Series 2017-C41 XA
1.239%, 11/15/50 IO(l)	997,645	90,935
Series 2017-HSDB A
2.600%, 12/13/31(l)§	100,000	100,106
WFRBS Commercial Mortgage Trust,
Series 2011-C3 A3FL
2.736%, 3/15/44(b)(l)§	11,823	11,815
Series 2014-C21 A5
3.678%, 8/15/47	50,000	50,739

Total Commercial Mortgage-Backed Securities		33,226,059

Corporate Bonds (29.1%)
Consumer Discretionary (2.0%)
Auto Components (0.0%)
Aptiv plc
4.250%, 1/15/26	87,000	89,397
4.400%, 10/1/46	61,000	60,104
Delphi Corp.
4.150%, 3/15/24	40,000	41,031
Lear Corp.
5.250%, 1/15/25	25,000	26,503

		217,035

Automobiles (0.3%)
Daimler Finance North America LLC
2.000%, 8/3/18§	900,000	897,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 3/2/20§	$250,000	$245,747
Hyundai Capital America
2.550%, 4/3/20§	441,000	434,308
Volkswagen Group of America Finance LLC
1.650%, 5/22/18§	600,000	598,963
2.450%, 11/20/19(b)§	500,000	496,077

		2,672,651

Hotels, Restaurants & Leisure (0.1%)
Marriott International, Inc.
3.250%, 9/15/22	45,000	44,541
McDonald’s Corp.
3.500%, 7/15/20	29,000	29,453
2.750%, 12/9/20	20,000	19,938
3.350%, 4/1/23	15,000	15,075
3.700%, 1/30/26	75,000	75,471
4.700%, 12/9/35	160,000	171,504
4.875%, 12/9/45	24,000	25,841
4.450%, 3/1/47	60,000	61,676
MGM Resorts International
8.625%, 2/1/19	600,000	624,660
Starbucks Corp.
2.200%, 11/22/20	25,000	24,647
2.450%, 6/15/26	50,000	46,542

		1,139,348

Household Durables (0.1%)
DR Horton, Inc.
4.000%, 2/15/20	20,000	20,328
4.375%, 9/15/22	400,000	415,228
Leggett & Platt, Inc.
3.500%, 11/15/27	25,000	24,063
Newell Brands, Inc.
2.875%, 12/1/19	218,000	216,950
3.150%, 4/1/21	100,000	98,960
3.900%, 11/1/25	75,000	73,758
5.375%, 4/1/36	25,000	26,125
NVR, Inc.
3.950%, 9/15/22	27,000	27,614
Tupperware Brands Corp.
4.750%, 6/1/21	36,000	37,143
Whirlpool Corp.
4.000%, 3/1/24	30,000	30,949

		971,118

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
2.400%, 2/22/23§	200,000	193,321
3.800%, 12/5/24	50,000	51,410
5.200%, 12/3/25	100,000	111,744
3.150%, 8/22/27§	50,000	48,384
Booking Holdings, Inc.
2.750%, 3/15/23	50,000	48,166
Expedia Group, Inc.
5.950%, 8/15/20	54,000	57,105
QVC, Inc.
4.375%, 3/15/23	36,000	36,000

		546,130

Leisure Products (0.0%)
Hasbro, Inc.
3.500%, 9/15/27	15,000	14,076

Media (1.2%)
21st Century Fox America, Inc.
4.500%, 2/15/21	41,000	42,739
3.000%, 9/15/22	36,000	35,529
Altice Financing SA
6.625%, 2/15/23§	800,000	792,000
Altice Finco SA
7.625%, 2/15/25(x)§	200,000	197,260
Altice Luxembourg SA
7.625%, 2/15/25(x)§	300,000	256,500
CBS Corp.
2.300%, 8/15/19	123,000	121,851
2.900%, 6/1/23§	50,000	48,209
3.700%, 8/15/24	62,000	61,457
4.000%, 1/15/26	900,000	884,732
Charter Communications Operating LLC
3.579%, 7/23/20	75,000	75,000
4.464%, 7/23/22	302,000	308,976
4.908%, 7/23/25	1,141,000	1,161,538
6.384%, 10/23/35	97,000	108,126
Comcast Corp.
3.125%, 7/15/22	45,000	44,890
2.750%, 3/1/23	100,000	97,064
3.150%, 3/1/26	125,000	120,832
4.250%, 1/15/33	30,000	30,827
4.400%, 8/15/35	140,000	144,069
3.200%, 7/15/36	187,000	165,868
4.750%, 3/1/44	166,000	175,642
4.600%, 8/15/45	45,000	46,401
3.400%, 7/15/46	38,000	32,921
Cox Communications, Inc.
3.150%, 8/15/24§	220,000	211,002
Discovery Communications LLC
2.950%, 3/20/23	75,000	72,360
3.800%, 3/13/24	128,000	126,164
Interpublic Group of Cos., Inc. (The)
3.750%, 2/15/23	9,000	9,028
NBCUniversal Media LLC
5.150%, 4/30/20	54,000	56,344
4.375%, 4/1/21	54,000	55,975
4.450%, 1/15/43	116,000	117,338
Omnicom Group, Inc.
4.450%, 8/15/20	36,000	37,070
RELX Capital, Inc.
3.125%, 10/15/22	75,000	74,050
Scripps Networks Interactive, Inc.
3.900%, 11/15/24	50,000	49,648
Time Warner Cable LLC
6.750%, 7/1/18	500,000	504,784
5.000%, 2/1/20	1,114,000	1,143,242
4.125%, 2/15/21	160,000	161,700
4.000%, 9/1/21	67,000	67,084
5.500%, 9/1/41	61,000	60,347
4.500%, 9/15/42	7,000	6,020
Time Warner, Inc.
2.100%, 6/1/19	253,000	250,578
4.875%, 3/15/20	45,000	46,474
3.600%, 7/15/25	153,000	148,346
3.800%, 2/15/27	100,000	97,422
4.850%, 7/15/45	86,000	86,295
Viacom, Inc.
5.625%, 9/15/19	45,000	46,702
2.750%, 12/15/19	31,000	30,804
4.500%, 3/1/21	79,000	81,635
4.250%, 9/1/23	62,000	62,842
5.850%, 9/1/43	90,000	96,956
Walt Disney Co. (The)
1.800%, 6/5/20	150,000	147,121
2.750%, 8/16/21	27,000	26,834
2.350%, 12/1/22	45,000	43,523
3.150%, 9/17/25	75,000	74,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
WPP Finance 2010
3.625%, 9/7/22	$27,000	$27,259

		8,971,732

Multiline Retail (0.1%)
Dollar General Corp.
4.150%, 11/1/25	75,000	76,892
Macy’s Retail Holdings, Inc.
4.375%, 9/1/23(x)	50,000	50,383
Nordstrom, Inc.
4.750%, 5/1/20	36,000	37,162
Target Corp.
2.300%, 6/26/19	100,000	99,593
2.900%, 1/15/22	27,000	27,045
2.500%, 4/15/26	130,000	120,866

		411,941

Specialty Retail (0.1%)
AutoNation, Inc.
3.500%, 11/15/24	25,000	23,967
AutoZone, Inc.
4.000%, 11/15/20	45,000	46,043
Home Depot, Inc. (The)
4.400%, 4/1/21	45,000	46,941
2.625%, 6/1/22	100,000	98,526
2.125%, 9/15/26	65,000	58,825
5.875%, 12/16/36	65,000	83,007
Lowe’s Cos., Inc.
4.625%, 4/15/20	54,000	55,567
2.500%, 4/15/26	100,000	92,641
4.375%, 9/15/45	90,000	93,104

		598,621

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	99,851
NIKE, Inc.
2.250%, 5/1/23	36,000	34,816

		134,667

Total Consumer Discretionary		15,677,319

Consumer Staples (1.6%)
Beverages (0.4%)
Anheuser-Busch InBev Finance, Inc.
2.650%, 2/1/21	283,000	280,682
3.300%, 2/1/23	140,000	140,110
3.700%, 2/1/24	62,000	62,856
3.650%, 2/1/26	840,000	833,526
4.700%, 2/1/36	55,000	58,149
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 1/15/20	45,000	47,025
3.750%, 1/15/22	200,000	203,866
2.500%, 7/15/22	91,000	87,707
3.500%, 1/12/24	80,000	80,426
4.375%, 4/15/38	210,000	213,674
Coca-Cola Co. (The)
1.875%, 10/27/20	150,000	147,063
3.150%, 11/15/20	45,000	45,453
2.200%, 5/25/22	35,000	34,049
3.200%, 11/1/23	62,000	62,317
2.900%, 5/25/27	50,000	48,305
Coca-Cola Femsa SAB de CV
4.625%, 2/15/20	100,000	103,029
Constellation Brands, Inc.
3.875%, 11/15/19	5,000	5,073
3.750%, 5/1/21	10,000	10,149
2.650%, 11/7/22	100,000	95,947
4.250%, 5/1/23	25,000	25,674
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	92,694
PepsiCo, Inc.
1.700%, 10/6/21	125,000	120,075
2.750%, 3/1/23	62,000	61,007
2.750%, 4/30/25	75,000	72,166
3.000%, 10/15/27	100,000	95,947

		3,026,969

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
1.700%, 12/15/19	45,000	44,304
2.300%, 5/18/22	50,000	48,688
CVS Health Corp.
3.125%, 3/9/20	500,000	500,729
2.800%, 7/20/20	80,000	79,411
3.350%, 3/9/21	160,000	160,907
3.700%, 3/9/23	805,000	809,371
4.000%, 12/5/23	155,000	156,514
3.375%, 8/12/24	75,000	72,721
4.100%, 3/25/25	180,000	181,555
3.875%, 7/20/25	80,000	79,475
4.300%, 3/25/28	140,000	140,547
4.780%, 3/25/38	45,000	45,523
5.125%, 7/20/45	155,000	164,486
Kroger Co. (The)
1.500%, 9/30/19	200,000	195,021
2.800%, 8/1/22	25,000	24,352
2.650%, 10/15/26(x)	200,000	179,804
Sysco Corp.
2.600%, 10/1/20	50,000	49,544
3.250%, 7/15/27	50,000	47,848
Walgreen Co.
3.100%, 9/15/22	36,000	35,161
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	50,000	49,252
3.450%, 6/1/26	75,000	70,926
4.650%, 6/1/46	6,000	5,820
Walmart, Inc.
1.900%, 12/15/20	75,000	73,459
2.550%, 4/11/23	54,000	52,730
3.300%, 4/22/24	37,000	37,201
2.650%, 12/15/24	50,000	48,037

		3,353,386

Food Products (0.3%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	46,275
Campbell Soup Co.
3.300%, 3/15/21	600,000	603,420
3.650%, 3/15/23	50,000	50,100
4.150%, 3/15/28	25,000	24,791
Conagra Brands, Inc.
3.200%, 1/25/23	29,000	28,702
Danone SA
2.589%, 11/2/23§	600,000	567,152
General Mills, Inc.
2.600%, 10/12/22	25,000	24,070
JM Smucker Co. (The)
2.200%, 12/6/19	50,000	49,393
3.500%, 10/15/21	36,000	36,363
Kellogg Co.
4.000%, 12/15/20	29,000	29,703
2.650%, 12/1/23	50,000	47,760
Kraft Heinz Foods Co.
3.500%, 6/6/22	91,000	91,113
3.950%, 7/15/25	100,000	99,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 6/1/46	$155,000	$140,794
Mead Johnson Nutrition Co.
4.900%, 11/1/19	36,000	37,213
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	94,530
3.950%, 8/15/24	115,000	115,866
Unilever Capital Corp.
2.900%, 5/5/27	100,000	95,361

		2,181,922

Household Products (0.0%)
Clorox Co. (The)
3.500%, 12/15/24	25,000	25,185
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	62,225
Procter & Gamble Co. (The)
1.900%, 11/1/19	50,000	49,630
1.700%, 11/3/21	125,000	120,102

		257,142

Tobacco (0.5%)
Altria Group, Inc.
4.750%, 5/5/21	45,000	47,014
2.850%, 8/9/22	45,000	44,050
BAT Capital Corp.
2.764%, 8/15/22§	350,000	338,633
3.222%, 8/15/24§	50,000	48,161
3.557%, 8/15/27§	600,000	575,029
4.390%, 8/15/37§	205,000	201,775
Imperial Brands Finance plc
2.050%, 7/20/18§	600,000	598,407
2.950%, 7/21/20§	400,000	397,499
Philip Morris International, Inc.
1.875%, 11/1/19	50,000	49,241
2.625%, 2/18/22	15,000	14,677
2.625%, 3/6/23	36,000	34,736
3.250%, 11/10/24	150,000	147,104
Reynolds American, Inc.
2.300%, 6/12/18	59,000	58,950
6.875%, 5/1/20	545,000	584,153
3.250%, 6/12/20	25,000	24,973
4.450%, 6/12/25	440,000	452,236

		3,616,638

Total Consumer Staples		12,436,057

Energy (1.8%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	100,000	95,391
Halliburton Co.
3.500%, 8/1/23	50,000	49,838
3.800%, 11/15/25	550,000	550,617
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21	104,666	102,050
7.350%, 12/1/26 PIK§	167,543	81,454
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§	150,394	144,002
7.720%, 12/1/26 PIK§	453,559	123,982
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 4/30/18(y)§	163,662	2,455
Patterson-UTI Energy, Inc.
3.950%, 2/1/28(b)§	50,000	48,176
Schlumberger Holdings Corp.
3.000%, 12/21/20§	133,000	132,371

		1,330,336

Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.
5.550%, 3/15/26	50,000	54,260
Andeavor
5.125%, 12/15/26	100,000	105,701
3.800%, 4/1/28	15,000	14,371
Andeavor Logistics LP
3.500%, 12/1/22	25,000	24,453
Apache Corp.
3.250%, 4/15/22	26,000	25,673
2.625%, 1/15/23	108,000	103,536
4.250%, 1/15/44	315,000	288,693
Boardwalk Pipelines LP
5.750%, 9/15/19	36,000	37,047
BP Capital Markets plc
1.676%, 5/3/19	20,000	19,808
2.237%, 5/10/19	50,000	49,773
4.500%, 10/1/20	91,000	94,165
3.245%, 5/6/22	54,000	53,964
2.500%, 11/6/22	27,000	26,094
3.814%, 2/10/24	100,000	101,879
3.224%, 4/14/24	210,000	207,129
3.588%, 4/14/27	100,000	99,382
3.279%, 9/19/27	50,000	48,452
Buckeye Partners LP
4.875%, 2/1/21	36,000	36,933
Canadian Natural Resources Ltd.
2.950%, 1/15/23	50,000	48,477
Cenovus Energy, Inc.
5.700%, 10/15/19	20,000	20,687
3.000%, 8/15/22	15,000	14,438
4.250%, 4/15/27(x)	150,000	146,100
Chevron Corp.
2.100%, 5/16/21	50,000	48,800
2.355%, 12/5/22	27,000	26,171
3.191%, 6/24/23	75,000	74,983
2.895%, 3/3/24	150,000	146,724
2.954%, 5/16/26	50,000	48,056
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	123,200
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	193,297
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	100,000	100,026
Concho Resources, Inc.
4.375%, 1/15/25	50,000	50,350
3.750%, 10/1/27	310,000	302,746
4.875%, 10/1/47	45,000	47,601
ConocoPhillips Co.
3.350%, 11/15/24	50,000	49,610
Devon Energy Corp.
4.000%, 7/15/21	36,000	36,495
Ecopetrol SA
5.875%, 9/18/23	75,000	80,250
Enable Midstream Partners LP
2.400%, 5/15/19	25,000	24,735
Enbridge, Inc.
2.900%, 7/15/22	110,000	106,891
3.700%, 7/15/27	140,000	134,484
Encana Corp.
3.900%, 11/15/21	50,000	50,656
Energy Transfer Partners LP
9.000%, 4/15/19	54,000	57,115
5.200%, 2/1/22	54,000	56,627
4.050%, 3/15/25	100,000	98,374
Enterprise Products Operating LLC
2.550%, 10/15/19	300,000	298,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
2.850%, 4/15/21		$30,000	$29,686
3.350%, 3/15/23		64,000	63,608
3.700%, 2/15/26		100,000	99,135
5.100%, 2/15/45		23,000	24,940
4.900%, 5/15/46		277,000	298,133
EOG Resources, Inc.
2.450%, 4/1/20		228,000	225,597
4.100%, 2/1/21		45,000	46,158
4.150%, 1/15/26		58,000	60,000
EQT Corp.
8.125%, 6/1/19		36,000	37,975
3.900%, 10/1/27		50,000	47,799
Exxon Mobil Corp.
1.819%, 3/15/19		150,000	149,190
2.222%, 3/1/21		20,000	19,717
2.397%, 3/6/22		100,000	97,966
3.043%, 3/1/26		50,000	48,981
4.114%, 3/1/46		81,000	85,167
Florida Gas Transmission Co. LLC
5.450%, 7/15/20(b)§		500,000	524,599
Hess Corp.
5.800%, 4/1/47		235,000	245,869
Husky Energy, Inc.
4.000%, 4/15/24		100,000	101,246
Kerr-McGee Corp.
6.950%, 7/1/24		300,000	345,600
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		45,000	47,728
5.000%, 10/1/21		45,000	46,967
3.950%, 9/1/22		45,000	45,280
4.250%, 9/1/24		75,000	75,128
Kinder Morgan, Inc.
3.050%, 12/1/19		50,000	49,870
4.300%, 6/1/25		300,000	302,092
5.050%, 2/15/46		350,000	341,470
Magellan Midstream Partners LP
6.550%, 7/15/19		27,000	28,169
Marathon Oil Corp.
2.800%, 11/1/22		36,000	34,672
Marathon Petroleum Corp.
5.125%, 3/1/21		27,000	28,510
5.850%, 12/15/45		75,000	82,380
MPLX LP
4.000%, 2/15/25		100,000	99,754
Nexen Energy ULC
6.400%, 5/15/37		76,000	93,497
Noble Energy, Inc.
4.150%, 12/15/21		45,000	45,977
Occidental Petroleum Corp.
3.400%, 4/15/26		100,000	98,357
Series 1
4.100%, 2/1/21		54,000	55,472
ONEOK Partners LP
3.375%, 10/1/22		36,000	35,413
Petrobras Global Finance BV
6.125%, 1/17/22		600,000	639,450
Petroleos Mexicanos
8.000%, 5/3/19		91,000	95,493
6.000%, 3/5/20		113,000	118,085
3.500%, 7/23/20(x)		75,000	74,907
6.375%, 2/4/21		50,000	53,181
3.500%, 1/30/23		41,000	39,278
6.875%, 8/4/26		50,000	54,981
6.500%, 3/13/27		215,000	229,620
5.350%, 2/12/28§		55,000	54,065
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 2.606%, 2/26/21(k)		600,000	601,412
4.300%, 4/1/22		73,000	75,635
Phillips 66 Partners LP
3.550%, 10/1/26		25,000	23,934
Pioneer Natural Resources Co.
3.950%, 7/15/22		36,000	36,716
4.450%, 1/15/26		30,000	31,289
Plains All American Pipeline LP
2.600%, 12/15/19		25,000	24,688
5.000%, 2/1/21		36,000	37,177
4.500%, 12/15/26		50,000	49,585
Sabine Pass Liquefaction LLC
5.625%, 2/1/21		75,000	78,813
5.750%, 5/15/24		950,000	1,018,478
5.625%, 3/1/25		50,000	53,770
Spectra Energy Partners LP
4.750%, 3/15/24		50,000	52,607
Statoil ASA
2.900%, 11/8/20		60,000	59,987
Suncor Energy, Inc.
3.600%, 12/1/24		50,000	49,639
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21		100,000	102,714
Total Capital International SA
2.875%, 2/17/22		45,000	44,659
3.750%, 4/10/24		75,000	76,331
Total Capital SA
4.125%, 1/28/21		36,000	37,100
TransCanada PipeLines Ltd.
2.500%, 8/1/22		32,000	31,026
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		75,000	92,079
Valero Energy Corp.
6.125%, 2/1/20		66,000	69,737
3.650%, 3/15/25		175,000	173,701
Western Gas Partners LP
4.650%, 7/1/26		25,000	25,400
Williams Partners LP
4.500%, 11/15/23		50,000	51,284
4.300%, 3/4/24		50,000	50,647

			12,145,905

Total Energy			13,476,241

Financials (14.5%)
Banks (7.7%)
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)(r)	EUR	900,000	332,221
Banco Santander SA
3.125%, 2/23/23		$200,000	193,690
Bank of America Corp.
2.625%, 4/19/21		50,000	49,321
5.000%, 5/13/21		2,000	2,111
(ICE LIBOR USD 3 Month + 0.66%), 2.369%, 7/21/21(k)		615,000	604,220
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21(k)		1,075,000	1,051,722
(ICE LIBOR USD 3 Month + 0.65%), 2.345%, 10/1/21(k)		600,000	600,599
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22(k)		100,000	98,586
3.300%, 1/11/23		265,000	263,726
(ICE LIBOR USD 3 Month + 1.00%), 2.741%, 4/24/23(k)		400,000	402,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
(ICE LIBOR USD 3 Month + 1.02%), 2.881%, 4/24/23(k)		$300,000	$293,432
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)§		2,148,000	2,107,038
4.125%, 1/22/24		62,000	63,872
(ICE LIBOR USD 3 Month + 0.79%), 2.815%, 3/5/24(k)		300,000	298,506
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)		500,000	501,560
4.000%, 4/1/24		50,000	51,127
4.000%, 1/22/25		75,000	74,634
3.875%, 8/1/25		327,000	329,203
3.500%, 4/19/26		330,000	323,398
3.248%, 10/21/27		95,000	89,266
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)		125,000	122,899
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)§		307,000	294,163
Series L
2.250%, 4/21/20		383,000	376,917
3.950%, 4/21/25		100,000	98,944
4.183%, 11/25/27		280,000	278,132
Bank of Montreal
2.100%, 12/12/19		65,000	64,174
2.350%, 9/11/22		100,000	96,266
2.550%, 11/6/22		27,000	26,219
Bank of Nova Scotia (The)
2.050%, 6/5/19		125,000	123,960
1.875%, 4/26/21		600,000	581,094
(ICE LIBOR USD 3 Month + 2.65%), 4.650%, 10/12/22(k)(y)		25,000	23,531
4.500%, 12/16/25		100,000	101,618
Barclays Bank plc
6.750%, 5/22/19		500,000	522,177
5.140%, 10/14/20		182,000	187,490
7.625%, 11/21/22		900,000	980,550
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 3.921%, 8/10/21(k)		900,000	936,901
(ICE LIBOR USD 3 Month + 1.63%), 3.333%, 1/10/23(k)		600,000	614,718
3.684%, 1/10/23		200,000	198,225
3.250%, 2/12/27(m)	GBP	500,000	699,614
4.950%, 1/10/47		$200,000	204,942
BB&T Corp.
5.250%, 11/1/19		54,000	56,061
2.450%, 1/15/20		109,000	107,978
2.750%, 4/1/22		200,000	196,194
2.850%, 10/26/24		25,000	23,958
BNP Paribas
3.250%, 3/3/23		45,000	44,634
BNP Paribas SA
5.000%, 1/15/21		91,000	95,712
2.950%, 5/23/22§		310,000	303,072
3.800%, 1/10/24§		200,000	199,432
Canadian Imperial Bank of Commerce
1.600%, 9/6/19		50,000	49,195
Capital One NA
(ICE LIBOR USD 3 Month + 1.15%), 3.035%, 8/17/18(k)		1,000,000	1,003,005
2.950%, 7/23/21		250,000	246,970
CIT Group, Inc.
5.500%, 2/15/19§		67,000	68,591
5.375%, 5/15/20		600,000	618,750
Citigroup, Inc.
1.700%, 4/27/18		600,000	599,635
2.550%, 4/8/19		402,000	400,957
2.500%, 7/29/19		371,000	369,111
2.450%, 1/10/20		100,000	98,997
2.650%, 10/26/20		125,000	123,483
2.700%, 3/30/21		300,000	295,676
2.900%, 12/8/21		360,000	354,371
(ICE LIBOR USD 3 Month + 0.96%), 2.705%, 4/25/22(k)(x)		700,000	702,359
2.750%, 4/25/22		750,000	730,306
2.700%, 10/27/22(x)		50,000	48,465
3.375%, 3/1/23		50,000	49,868
3.500%, 5/15/23		105,000	103,798
3.875%, 10/25/23		75,000	75,848
3.750%, 6/16/24		75,000	75,522
4.000%, 8/5/24		50,000	50,037
3.875%, 3/26/25		112,000	110,270
4.400%, 6/10/25		100,000	101,754
3.400%, 5/1/26		100,000	96,412
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)		65,000	64,638
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)		480,000	467,096
4.125%, 7/25/28		335,000	331,020
Citizens Bank NA
2.250%, 3/2/20		295,000	290,014
2.650%, 5/26/22		300,000	290,996
Citizens Financial Group, Inc.
2.375%, 7/28/21		30,000	29,193
Comerica, Inc.
2.125%, 5/23/19		50,000	49,609
Commonwealth Bank of Australia
1.750%, 11/2/18		500,000	497,559
Cooperatieve Rabobank UA
3.875%, 2/8/22		91,000	92,703
2.750%, 1/10/23		250,000	243,260
Credit Agricole SA
3.250%, 10/4/24§		345,000	330,600
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20		250,000	247,720
3.800%, 9/15/22		500,000	503,280
3.750%, 3/26/25		1,000,000	973,969
4.550%, 4/17/26		250,000	255,054
Dexia Credit Local SA
2.375%, 9/20/22§		900,000	876,632
Fifth Third Bancorp
2.875%, 7/27/20		100,000	99,648
Fifth Third Bank
2.250%, 6/14/21		300,000	291,846
HSBC Bank USA NA
4.875%, 8/24/20		182,000	187,856
HSBC Holdings plc
2.650%, 1/5/22		566,000	550,162
4.000%, 3/30/22		91,000	93,037
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)		200,000	197,360
4.300%, 3/8/26		200,000	204,747
(USD ICE Swap Rate 5 Year + 3.75%), 6.000%, 5/22/27(k)(y)		210,000	208,162
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)		200,000	199,118
Huntington Bancshares, Inc.
7.000%, 12/15/20(x)		9,000	9,849
3.150%, 3/14/21		100,000	99,368
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22		250,000	243,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Intesa Sanpaolo SpA
3.875%, 1/15/19		$600,000	$604,157
3.125%, 7/14/22§		300,000	290,963
5.017%, 6/26/24§		209,000	205,509
JPMorgan Chase & Co.
6.300%, 4/23/19		91,000	94,365
2.750%, 6/23/20		550,000	546,840
4.400%, 7/22/20		82,000	84,460
4.625%, 5/10/21		91,000	94,848
3.250%, 9/23/22		64,000	63,648
2.972%, 1/15/23		810,000	793,853
3.200%, 1/25/23		54,000	53,492
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)		50,000	48,771
2.700%, 5/18/23		50,000	48,217
3.875%, 2/1/24		100,000	101,244
3.875%, 9/10/24		50,000	49,732
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)		55,000	53,610
3.900%, 7/15/25		374,000	377,621
2.950%, 10/1/26		100,000	93,935
4.125%, 12/15/26		125,000	125,072
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)		125,000	123,820
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)		175,000	171,056
(ICE LIBOR USD 3 Month + 1.36%), 3.882%, 7/24/38(k)		500,000	484,769
KeyBank NA
2.500%, 12/15/19		250,000	248,323
Korea Development Bank (The)
1.375%, 9/12/19		250,000	244,373
4.625%, 11/16/21		50,000	52,194
Kreditanstalt fuer Wiederaufbau
4.875%, 6/17/19		91,000	93,685
1.500%, 9/9/19		150,000	148,078
4.000%, 1/27/20		91,000	93,464
1.750%, 3/31/20		225,000	221,704
1.875%, 6/30/20		125,000	123,212
2.750%, 9/8/20		57,000	57,242
2.750%, 10/1/20		100,000	100,430
1.875%, 12/15/20		50,000	49,563
1.500%, 6/15/21(x)		100,000	96,431
1.750%, 9/15/21		50,000	48,440
2.000%, 11/30/21		150,000	146,231
2.625%, 1/25/22		91,000	93,121
2.125%, 6/15/22		100,000	97,496
2.375%, 12/29/22		135,000	132,547
2.125%, 1/17/23		118,000	114,496
2.500%, 11/20/24		125,000	124,602
2.875%, 4/3/28		90,000	89,454
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	70,864
1.750%, 7/27/26		75,000	68,569
Series 29
1.375%, 10/23/19(x)		21,000	20,667
Series 37
2.500%, 11/15/27		50,000	48,068
Lloyds Banking Group plc
4.500%, 11/4/24		200,000	201,021
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 3.265%, 3/7/25(k)	AUD	700,000	532,372
4.000%, 3/7/25		800,000	613,484
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		$250,000	246,998
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	198,924
2.998%, 2/22/22		247,000	243,492
2.665%, 7/25/22		50,000	48,442
(ICE LIBOR USD 3 Month + 0.74%), 2.757%, 3/2/23(k)		500,000	498,411
3.455%, 3/2/23		1,115,000	1,110,556
Mizuho Financial Group, Inc.
2.953%, 2/28/22		730,000	717,066
3.549%, 3/5/23		500,000	496,863
3.663%, 2/28/27		200,000	196,476
MUFG Americas Holdings Corp.
3.500%, 6/18/22		45,000	45,195
National Australia Bank Ltd.
1.875%, 7/12/21		250,000	239,765
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/18(m)	DKK	17,700,000	2,940,396
Series CC2
1.000%, 4/1/18		8,000,000	1,320,437
Oesterreichische Kontrollbank AG
1.500%, 10/21/20		$75,000	72,960
PNC Bank NA
1.450%, 7/29/19		250,000	245,251
2.625%, 2/17/22		125,000	121,994
PNC Financial Services Group, Inc. (The)
4.375%, 8/11/20		36,000	37,105
3.900%, 4/29/24		75,000	76,238
Regions Financial Corp.
3.200%, 2/8/21		50,000	50,061
Royal Bank of Canada
2.125%, 3/2/20		100,000	98,552
2.350%, 10/30/20		100,000	98,243
4.650%, 1/27/26		75,000	77,221
Royal Bank of Scotland Group plc
(ICE LIBOR USD 3 Month + 1.47%), 3.309%, 5/15/23(k)(x)		395,000	399,224
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23(k)		270,000	265,259
3.875%, 9/12/23		200,000	197,399
Royal Bank of Scotland plc (The)
6.934%, 4/9/18(m)	EUR	400,000	493,164
Santander Holdings USA, Inc.
2.700%, 5/24/19		$217,000	216,203
3.700%, 3/28/22(x)		75,000	75,025
3.400%, 1/18/23		285,000	278,286
4.500%, 7/17/25		50,000	50,714
Santander UK Group Holdings plc
2.875%, 10/16/20		150,000	148,699
2.875%, 8/5/21		846,000	829,549
Santander UK plc
4.000%, 3/13/24		50,000	50,709
Sumitomo Mitsui Banking Corp.
(ICE LIBOR USD 3 Month + 0.67%), 2.409%, 10/19/18(k)		1,000,000	1,002,773
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21		100,000	99,383
2.784%, 7/12/22		100,000	97,420
2.778%, 10/18/22		25,000	24,309
3.784%, 3/9/26		100,000	99,556
3.364%, 7/12/27		100,000	96,055
3.352%, 10/18/27(x)		100,000	95,581
Sumitomo Mitsui Trust Bank Ltd.
2.050%, 3/6/19§		1,000,000	993,237
1.950%, 9/19/19§		600,000	591,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
SunTrust Bank
2.450%, 8/1/22	$100,000	$96,481
Svenska Handelsbanken AB
1.500%, 9/6/19	250,000	245,335
Toronto-Dominion Bank (The)
1.450%, 8/13/19	50,000	49,181
1.900%, 10/24/19	75,000	74,023
2.250%, 11/5/19	50,000	49,739
2.500%, 12/14/20	100,000	98,756
2.500%, 1/18/22§	700,000	687,524
UBS Group Funding Switzerland AG
2.650%, 2/1/22§	400,000	388,076
4.125%, 9/24/25§	200,000	200,942
4.253%, 3/23/28§	200,000	200,681
UniCredit SpA
(USD ICE Swap Rate 5 Year + 3.70%), 5.861%, 6/19/32(k)§	403,000	409,488
US Bancorp
2.950%, 7/15/22	209,000	207,046
3.700%, 1/30/24	75,000	76,236
Series V
2.375%, 7/22/26	150,000	136,295
Series X
3.150%, 4/27/27	90,000	86,334
US Bank NA
2.850%, 1/23/23(x)	250,000	247,513
Wells Fargo & Co.
2.600%, 7/22/20	67,000	66,133
2.550%, 12/7/20	162,000	159,288
4.600%, 4/1/21	75,000	77,961
2.100%, 7/26/21	600,000	577,910
(ICE LIBOR USD 3 Month + 0.93%), 2.741%, 2/11/22(k)(x)	400,000	401,743
3.500%, 3/8/22	36,000	36,123
2.625%, 7/22/22	605,000	585,479
3.000%, 2/19/25	100,000	95,270
3.550%, 9/29/25	100,000	98,308
3.000%, 4/22/26	50,000	46,829
3.000%, 10/23/26	100,000	93,691
4.300%, 7/22/27	100,000	100,483
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	75,000	73,185
3.900%, 5/1/45	99,000	95,117
Series M
3.450%, 2/13/23	54,000	53,243
Wells Fargo Bank NA
2.150%, 12/6/19	125,000	123,685
Westpac Banking Corp.
1.650%, 5/13/19	50,000	49,375
4.875%, 11/19/19	54,000	55,669
2.100%, 5/13/21	50,000	48,426
2.800%, 1/11/22(x)	100,000	98,369
2.500%, 6/28/22	50,000	48,390
2.700%, 8/19/26	75,000	69,444

		59,623,906

Capital Markets (2.6%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	51,239
Ameriprise Financial, Inc.
5.300%, 3/15/20	36,000	37,538
Ares Capital Corp.
3.625%, 1/19/22	50,000	49,316
Bank of New York Mellon Corp. (The)
5.450%, 5/15/19	36,000	37,084
2.600%, 8/17/20	450,000	446,412
(ICE LIBOR USD 3 Month + 0.87%), 2.755%, 8/17/20(k)	400,000	405,343
4.150%, 2/1/21	36,000	37,080
2.450%, 8/17/26	75,000	68,229
Series 0012
3.650%, 2/4/24	50,000	50,414
BlackRock, Inc.
3.500%, 3/18/24	50,000	50,208
Series 2
5.000%, 12/10/19	36,000	37,458
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	48,502
Cboe Global Markets, Inc.
1.950%, 6/28/19	30,000	29,681
Charles Schwab Corp. (The)
2.650%, 1/25/23	50,000	48,860
CME Group, Inc.
3.000%, 3/15/25	75,000	72,957
Credit Suisse AG
2.300%, 5/28/19	250,000	248,532
4.375%, 8/5/20	146,000	149,983
Credit Suisse Group AG
4.282%, 1/9/28§	250,000	250,296
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 1.91%), 3.720%, 5/10/19(k)	300,000	304,266
(ICE LIBOR USD 3 Month + 0.97%), 2.692%, 7/13/20(k)	400,000	400,246
2.700%, 7/13/20	50,000	48,969
3.125%, 1/13/21	50,000	49,196
3.150%, 1/22/21	100,000	98,530
4.250%, 10/14/21	725,000	735,298
3.300%, 11/16/22	700,000	681,674
3.950%, 2/27/23	400,000	398,705
4.100%, 1/13/26(x)	50,000	48,512
Goldman Sachs Group, Inc. (The)
2.625%, 1/31/19	294,000	293,760
7.500%, 2/15/19	471,000	490,149
2.300%, 12/13/19	40,000	39,533
5.375%, 3/15/20	127,000	132,484
2.600%, 4/23/20	126,000	124,718
(ICE LIBOR USD 3 Month + 1.16%), 2.904%, 4/23/20(k)	500,000	506,376
2.750%, 9/15/20	59,000	58,406
(ICE LIBOR USD 3 Month + 1.20%), 3.324%, 9/15/20(k)	500,000	507,340
2.600%, 12/27/20	100,000	98,604
2.625%, 4/25/21	250,000	244,853
5.250%, 7/27/21	132,000	139,686
2.350%, 11/15/21	295,000	284,977
5.750%, 1/24/22	75,000	81,103
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	475,000	464,923
3.200%, 2/23/23	500,000	492,356
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23(k)	100,000	97,413
(ICE LIBOR USD 3 Month + 0.99%), 2.905%, 7/24/23(k)	200,000	194,657
4.000%, 3/3/24	92,000	93,356
3.500%, 1/23/25	100,000	97,785
3.750%, 5/22/25	100,000	98,916
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	100,000	96,187
3.500%, 11/16/26	65,000	62,492
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	65,000	63,172
ING Bank NV
2.050%, 8/17/18§	1,000,000	997,247

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Intercontinental Exchange, Inc.
2.750%, 12/1/20	$100,000	$99,424
3.750%, 12/1/25	30,000	30,400
Jefferies Group LLC
8.500%, 7/15/19	54,000	57,519
5.125%, 1/20/23	18,000	19,059
Lazard Group LLC
4.250%, 11/14/20	62,000	63,901
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)*	5,000,000	206,625
Series 1
0.000%, 12/30/16(h)*	10,200,000	395,250
Moody’s Corp.
2.750%, 12/15/21	149,000	146,272
Morgan Stanley
2.125%, 4/25/18	1,000,000	999,606
7.300%, 5/13/19	218,000	228,208
2.375%, 7/23/19	75,000	74,503
2.650%, 1/27/20	150,000	148,973
2.800%, 6/16/20	219,000	217,441
2.500%, 4/21/21	45,000	43,959
5.500%, 7/28/21	27,000	28,810
2.625%, 11/17/21	80,000	77,910
(ICE LIBOR USD 3 Month + 1.18%), 2.925%, 1/20/22(k)	600,000	606,267
2.750%, 5/19/22	650,000	634,200
3.125%, 1/23/23(x)	200,000	197,149
3.750%, 2/25/23	172,000	173,910
4.100%, 5/22/23	27,000	27,315
3.700%, 10/23/24	250,000	248,308
4.000%, 7/23/25	80,000	80,619
3.875%, 1/27/26	65,000	64,860
3.125%, 7/27/26	625,000	590,158
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	200,000	193,527
(ICE LIBOR USD 3 Month + 1.46%), 3.971%, 7/22/38(k)	420,000	409,945
Series 3NC2
(ICE LIBOR USD 3 Month + 0.80%), 2.633%, 2/14/20(k)	200,000	201,253
Series F
3.875%, 4/29/24	75,000	75,446
Nasdaq, Inc.
3.850%, 6/30/26	100,000	98,298
Nomura Holdings, Inc.
6.700%, 3/4/20	37,000	39,463
Northern Trust Corp.
3.450%, 11/4/20	36,000	36,583
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	105,000	104,138
State Street Corp.
2.650%, 5/19/26	70,000	65,238
TD Ameritrade Holding Corp.
3.300%, 4/1/27	30,000	29,177
Thomson Reuters Corp.
4.700%, 10/15/19	27,000	27,715
3.350%, 5/15/26	30,000	28,493
UBS AG
(ICE LIBOR USD 3 Month + 0.32%), 2.355%, 12/7/18(k)§	400,000	399,709
(ICE LIBOR USD 3 Month + 0.32%), 2.304%, 5/28/19(k)(x)§	200,000	199,972
(ICE LIBOR USD 3 Month + 0.58%), 2.627%, 6/8/20(k)§	600,000	601,690
4.875%, 8/4/20	170,000	176,966
2.450%, 12/1/20§	400,000	393,439
7.625%, 8/17/22	400,000	449,000
(USD Swap Semi 5 Year + 3.77%), 4.750%, 5/22/23(k)(m)	400,000	400,000

		20,035,719

Consumer Finance (1.2%)
AerCap Ireland Capital DAC
3.750%, 5/15/19	150,000	151,140
4.625%, 10/30/20	230,000	237,114
3.500%, 5/26/22	340,000	335,922
Ally Financial, Inc.
8.000%, 3/15/20	804,000	862,290
American Express Co.
8.125%, 5/20/19	45,000	47,673
2.200%, 10/30/20	50,000	48,824
3.400%, 2/27/23	25,000	24,914
3.000%, 10/30/24	25,000	24,017
American Express Credit Corp.
1.875%, 5/3/19	60,000	59,428
2.250%, 8/15/19	198,000	196,750
1.700%, 10/30/19	115,000	113,271
3.300%, 5/3/27	95,000	92,161
American Honda Finance Corp.
2.000%, 11/13/19	25,000	24,705
1.950%, 7/20/20	100,000	97,934
2.450%, 9/24/20	50,000	49,455
Capital One Financial Corp.
2.450%, 4/24/19	75,000	74,621
3.300%, 10/30/24	100,000	96,728
Caterpillar Financial Services Corp.
1.350%, 5/18/19	150,000	147,917
1.700%, 8/9/21	50,000	47,868
Discover Financial Services
5.200%, 4/27/22	27,000	28,454
3.950%, 11/6/24	75,000	74,438
4.100%, 2/9/27	92,000	91,052
Ford Motor Credit Co. LLC
2.681%, 1/9/20	200,000	198,087
2.425%, 6/12/20	400,000	392,145
5.875%, 8/2/21	182,000	194,523
3.219%, 1/9/22	280,000	274,998
4.250%, 9/20/22	200,000	203,372
4.389%, 1/8/26	200,000	199,101
General Motors Financial Co., Inc.
3.100%, 1/15/19	36,000	36,022
2.350%, 10/4/19	100,000	98,816
3.200%, 7/13/20	600,000	597,752
2.450%, 11/6/20	50,000	48,794
3.700%, 11/24/20	97,000	97,627
4.200%, 3/1/21	50,000	50,934
3.200%, 7/6/21	415,000	410,368
3.450%, 1/14/22	100,000	99,181
3.450%, 4/10/22	75,000	74,238
3.150%, 6/30/22	280,000	273,338
3.500%, 11/7/24	50,000	48,265
4.000%, 1/15/25	223,000	219,861
5.250%, 3/1/26	50,000	52,673
John Deere Capital Corp.
3.150%, 10/15/21	54,000	54,151
2.700%, 1/6/23(x)	250,000	244,394
2.650%, 6/24/24	25,000	24,024
LeasePlan Corp. NV
2.875%, 1/22/19§	500,000	499,432
Navient Corp.
8.450%, 6/15/18	400,000	404,000
4.875%, 6/17/19	400,000	403,000
8.000%, 3/25/20	100,000	106,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
PACCAR Financial Corp.
2.050%, 11/13/20	$25,000	$24,507
Synchrony Financial
2.600%, 1/15/19	76,000	75,808
3.000%, 8/15/19	37,000	36,926
2.700%, 2/3/20	48,000	47,469
4.250%, 8/15/24	37,000	36,762
4.500%, 7/23/25	94,000	94,003
3.700%, 8/4/26	50,000	46,591
Toyota Motor Credit Corp.
1.950%, 4/17/20	50,000	49,140
1.900%, 4/8/21	100,000	96,849
2.750%, 5/17/21	50,000	49,621
3.400%, 9/15/21	54,000	54,695
3.200%, 1/11/27	100,000	98,221

		8,942,864

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc.
2.200%, 3/15/21	20,000	19,705
3.000%, 2/11/23	75,000	74,901
3.125%, 3/15/26	35,000	34,120
Block Financial LLC
5.500%, 11/1/22	36,000	37,968
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§	136,893	140,056
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	200,000	195,328
4.418%, 11/15/35	210,000	204,731
Jefferies Finance LLC
7.500%, 4/15/21§	500,000	505,625
National Rural Utilities Cooperative Finance Corp.
2.900%, 3/15/21	20,000	19,889
2.850%, 1/27/25	100,000	96,435
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(b)(k)§	600,000	598,254
(USD ICE Swap Rate 5 Year + 1.85%), 4.125%, 10/18/32(k)§	250,000	237,216
ORIX Corp.
2.900%, 7/18/22	100,000	97,686
Private Export Funding Corp.
Series II
2.050%, 11/15/22	46,000	44,607
Series LL
2.250%, 3/15/20(x)	75,000	74,713
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§	278,719	301,017
Shell International Finance BV
1.375%, 5/10/19	50,000	49,506
1.375%, 9/12/19	50,000	49,050
4.300%, 9/22/19	36,000	36,941
4.375%, 3/25/20	36,000	37,055
2.125%, 5/11/20	75,000	73,810
2.375%, 8/21/22	36,000	35,076
3.400%, 8/12/23	75,000	75,661
2.875%, 5/10/26	50,000	47,966
2.500%, 9/12/26	50,000	46,613
4.125%, 5/11/35	176,000	180,617
3.625%, 8/21/42	51,000	48,194
3.750%, 9/12/46	145,000	139,069
US Capital Funding II Ltd.
(ICE LIBOR USD 3 Month + 0.75%), 2.523%, 8/1/34(k)§	700,000	636,571
Voya Financial, Inc.
3.650%, 6/15/26	50,000	48,566
Woodside Finance Ltd.
3.650%, 3/5/25§	5,000	4,907

		4,191,853

Insurance (0.5%)
Aflac, Inc.
3.625%, 11/15/24	125,000	125,683
Allstate Corp. (The)
7.450%, 5/16/19	36,000	37,822
4.200%, 12/15/46	76,000	77,002
American Financial Group, Inc.
3.500%, 8/15/26	15,000	14,377
American International Group, Inc.
6.400%, 12/15/20	91,000	98,186
4.875%, 6/1/22	36,000	37,870
3.750%, 7/10/25	500,000	492,207
4.200%, 4/1/28	25,000	25,284
3.875%, 1/15/35	55,000	51,145
Aon Corp.
5.000%, 9/30/20	36,000	37,601
Aon plc
4.750%, 5/15/45	24,000	24,947
Assurant, Inc.
4.200%, 9/27/23	600,000	603,039
AXIS Specialty Finance LLC
5.875%, 6/1/20	27,000	28,484
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	54,000	56,028
Brighthouse Financial, Inc.
3.700%, 6/22/27§	50,000	46,324
Chubb INA Holdings, Inc.
5.900%, 6/15/19	36,000	37,335
3.350%, 5/3/26	75,000	73,893
CNA Financial Corp.
5.875%, 8/15/20	54,000	57,320
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	50,000	50,196
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20	36,000	37,779
Lincoln National Corp.
4.000%, 9/1/23	15,000	15,425
Loews Corp.
3.750%, 4/1/26	50,000	50,414
Markel Corp.
3.500%, 11/1/27	25,000	24,028
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19	37,000	36,762
4.800%, 7/15/21	36,000	37,864
3.750%, 3/14/26	16,000	15,988
4.350%, 1/30/47	11,000	11,287
MetLife, Inc.
4.750%, 2/8/21	91,000	94,892
4.600%, 5/13/46	80,000	83,404
Montpelier Re Holdings Ltd.
4.700%, 10/15/22	36,000	37,285
New York Life Global Funding
2.900%, 1/17/24§	400,000	393,385
Principal Financial Group, Inc.
4.300%, 11/15/46	100,000	99,948

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Progressive Corp. (The)
3.750%, 8/23/21		$46,000	$47,168
Protective Life Corp.
7.375%, 10/15/19		36,000	38,387
Prudential Financial, Inc.
3.500%, 5/15/24		50,000	50,047
3.878%, 3/27/28		230,000	232,593
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)		27,000	28,417
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)		70,000	66,675
Travelers Cos., Inc. (The)
4.600%, 8/1/43		73,000	79,405
4.000%, 5/30/47		95,000	94,463
Trinity Acquisition plc
4.400%, 3/15/26		50,000	51,044
Unum Group
5.625%, 9/15/20		36,000	38,102
Willis North America, Inc.
3.600%, 5/15/24		323,000	318,072
XLIT Ltd.
4.450%, 3/31/25		75,000	76,077

			4,033,654

Thrifts & Mortgage Finance (2.0%)
BPCE SA
2.750%, 12/2/21		250,000	244,417
3.000%, 5/22/22§		250,000	244,456
BRFkredit A/S
Series 321E
1.000%, 4/1/18	DKK	18,700,000	3,086,522
1.000%, 10/1/18		3,300,000	548,236
Nykredit Realkredit A/S
Series 12H
2.000%, 7/1/18		1,800,000	298,898
Series 13H
1.000%, 4/1/18(m)		23,400,000	3,862,278
1.000%, 7/1/18(m)		17,000,000	2,816,128
Series 13HH
1.000%, 10/1/18(m)		12,700,000	2,109,881
Realkredit Danmark A/S
Series 10F
1.000%, 4/1/18		12,500,000	2,063,183
Series 10T
2.000%, 4/1/18		2,800,000	462,153

			15,736,152

Total Financials			112,564,148

Health Care (1.8%)
Biotechnology (0.6%)
AbbVie, Inc.
2.500%, 5/14/20		$254,000	250,877
2.900%, 11/6/22		210,000	204,842
3.600%, 5/14/25		175,000	172,412
4.500%, 5/14/35		719,000	735,133
Amgen, Inc.
6.150%, 6/1/18		11,000	11,069
2.125%, 5/1/20		160,000	157,188
3.450%, 10/1/20		54,000	54,527
2.650%, 5/11/22		100,000	97,490
3.625%, 5/15/22		45,000	45,542
3.625%, 5/22/24		50,000	50,137
4.400%, 5/1/45		119,000	118,829
Baxalta, Inc.
(ICE LIBOR USD 3 Month + 0.78%), 3.028%, 6/22/18(k)		500,000	500,500
4.000%, 6/23/25		275,000	273,445
Biogen, Inc.
2.900%, 9/15/20		100,000	99,379
Celgene Corp.
2.250%, 5/15/19		50,000	49,640
2.250%, 8/15/21		500,000	482,641
2.750%, 2/15/23		50,000	47,965
3.875%, 8/15/25		100,000	99,055
3.900%, 2/20/28		50,000	49,078
Gilead Sciences, Inc.
2.350%, 2/1/20		76,000	75,286
2.550%, 9/1/20		50,000	49,497
4.500%, 4/1/21		54,000	56,390
1.950%, 3/1/22(x)		15,000	14,313
2.500%, 9/1/23		72,000	69,309
3.650%, 3/1/26		125,000	125,271
4.600%, 9/1/35		26,000	27,796
4.000%, 9/1/36		270,000	268,498
4.500%, 2/1/45		59,000	60,081
4.150%, 3/1/47		108,000	106,426

			4,352,616

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
2.350%, 11/22/19		22,000	21,813
4.125%, 5/27/20		36,000	36,904
2.800%, 9/15/20		68,000	67,631
2.900%, 11/30/21		50,000	49,546
3.250%, 4/15/23		27,000	26,729
3.400%, 11/30/23		50,000	49,548
2.950%, 3/15/25		100,000	96,099
3.875%, 9/15/25		22,000	22,333
3.750%, 11/30/26		650,000	644,492
Becton Dickinson and Co.
2.133%, 6/6/19		325,000	320,735
2.675%, 12/15/19		55,000	54,681
2.404%, 6/5/20		20,000	19,558
3.250%, 11/12/20		54,000	53,854
2.894%, 6/6/22		320,000	310,368
3.700%, 6/6/27		50,000	48,225
4.685%, 12/15/44		21,000	20,794
Boston Scientific Corp.
6.000%, 1/15/20		36,000	37,744
3.375%, 5/15/22		1,000,000	996,393
Medtronic, Inc.
4.450%, 3/15/20		54,000	55,554
3.150%, 3/15/22		100,000	99,862
3.500%, 3/15/25		100,000	99,998
4.375%, 3/15/35		165,000	174,156
Stryker Corp.
4.375%, 1/15/20		36,000	36,896
3.500%, 3/15/26		50,000	49,593
4.625%, 3/15/46		46,000	49,000
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19		27,000	27,692
2.700%, 4/1/20		100,000	98,987

			3,569,185

Health Care Providers & Services (0.3%)
Aetna, Inc.
2.800%, 6/15/23		100,000	96,082
4.500%, 5/15/42		68,000	67,770
4.125%, 11/15/42		33,000	30,782
4.750%, 3/15/44		31,000	31,907
AmerisourceBergen Corp.
3.450%, 12/15/27		50,000	47,584
Anthem, Inc.
2.300%, 7/15/18		173,000	172,904
4.350%, 8/15/20		118,000	121,294
2.950%, 12/1/22		100,000	97,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.101%, 3/1/28	$210,000	$209,845
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	49,008
3.410%, 6/15/27	75,000	70,586
Cigna Corp.
5.125%, 6/15/20	39,000	40,606
3.250%, 4/15/25	169,000	161,103
Coventry Health Care, Inc.
5.450%, 6/15/21	28,000	29,645
Express Scripts Holding Co.
3.000%, 7/15/23	100,000	95,842
3.500%, 6/15/24	50,000	48,939
Humana, Inc.
3.850%, 10/1/24	50,000	50,150
Kaiser Foundation Hospitals
4.150%, 5/1/47	86,000	88,271
Laboratory Corp. of America Holdings
2.625%, 2/1/20	40,000	39,699
4.625%, 11/15/20	45,000	46,782
3.750%, 8/23/22	20,000	20,328
McKesson Corp.
2.700%, 12/15/22	27,000	26,077
2.850%, 3/15/23	36,000	34,639
3.796%, 3/15/24	50,000	49,766
Medco Health Solutions, Inc.
4.125%, 9/15/20	45,000	46,042
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	29,036
UnitedHealth Group, Inc.
2.700%, 7/15/20	71,000	70,682
2.875%, 3/15/23	27,000	26,496
3.750%, 7/15/25	75,000	76,062
3.450%, 1/15/27	50,000	49,377
2.950%, 10/15/27	100,000	94,398
4.625%, 7/15/35	16,000	17,420
3.950%, 10/15/42	63,000	61,901
4.200%, 1/15/47	26,000	26,292

		2,224,694

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.050%, 9/22/26	60,000	56,352
Life Technologies Corp.
6.000%, 3/1/20	36,000	37,867
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	50,000	49,937
3.000%, 4/15/23	70,000	68,225
4.150%, 2/1/24	163,000	167,198
3.650%, 12/15/25	279,000	278,171
2.950%, 9/19/26	30,000	27,976

		685,726

Pharmaceuticals (0.4%)
Allergan Finance LLC
3.250%, 10/1/22	536,000	524,477
Allergan Funding SCS
3.000%, 3/12/20	100,000	99,573
3.800%, 3/15/25	399,000	391,970
Allergan, Inc.
3.375%, 9/15/20	45,000	45,025
AstraZeneca plc
2.375%, 11/16/20	75,000	73,846
3.125%, 6/12/27	75,000	71,820
Eli Lilly & Co.
3.100%, 5/15/27	24,000	23,383
GlaxoSmithKline Capital plc
2.850%, 5/8/22	45,000	44,442
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	36,000	35,203
Johnson & Johnson
2.950%, 9/1/20	36,000	36,304
2.450%, 12/5/21	25,000	24,697
2.450%, 3/1/26	125,000	118,082
Merck & Co., Inc.
2.400%, 9/15/22	27,000	26,362
2.800%, 5/18/23	62,000	61,015
2.750%, 2/10/25	50,000	48,342
3.600%, 9/15/42	100,000	96,478
Mylan NV
2.500%, 6/7/19	30,000	29,778
3.150%, 6/15/21	50,000	49,338
3.950%, 6/15/26	50,000	48,481
Novartis Capital Corp.
2.400%, 5/17/22	100,000	97,572
3.400%, 5/6/24	50,000	50,376
Pfizer, Inc.
1.950%, 6/3/21	125,000	122,130
3.400%, 5/15/24	50,000	50,427
2.750%, 6/3/26	50,000	47,583
4.000%, 12/15/36	295,000	304,318
Sanofi
4.000%, 3/29/21	36,000	36,974
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19	50,000	49,192
2.400%, 9/23/21	125,000	120,708
3.200%, 9/23/26	50,000	46,563
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24(b)§	600,000	582,000
Zoetis, Inc.
3.000%, 9/12/27	50,000	47,165

		3,403,624

Total Health Care		14,235,845

Industrials (1.1%)
Aerospace & Defense (0.3%)
BAE Systems Holdings, Inc.
2.850%, 12/15/20§	31,000	30,750
4.750%, 10/7/44§	7,000	7,523
Boeing Co. (The)
2.350%, 10/30/21	62,000	61,010
Embraer Netherlands Finance BV
5.400%, 2/1/27	35,000	36,981
General Dynamics Corp.
2.250%, 11/15/22	62,000	59,655
Harris Corp.
2.700%, 4/27/20	108,000	107,012
L3 Technologies, Inc.
4.950%, 2/15/21	73,000	76,071
Lockheed Martin Corp.
2.500%, 11/23/20	75,000	73,991
3.350%, 9/15/21	45,000	45,391
3.550%, 1/15/26	87,000	86,436
3.600%, 3/1/35	85,000	81,121
4.500%, 5/15/36	15,000	15,893
4.070%, 12/15/42	52,000	51,307
4.090%, 9/15/52	47,000	45,506
Northrop Grumman Corp.
3.250%, 8/1/23	75,000	74,465
2.930%, 1/15/25	315,000	302,895
3.250%, 1/15/28	284,000	270,894
3.850%, 4/15/45	50,000	46,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Raytheon Co.
4.400%, 2/15/20	$73,000	$75,061
Rockwell Collins, Inc.
5.250%, 7/15/19	18,000	18,535
3.200%, 3/15/24	75,000	72,987
Textron, Inc.
4.000%, 3/15/26	25,000	25,221
United Technologies Corp.
1.778%, 5/4/18(e)	216,000	215,780
4.500%, 4/15/20	36,000	37,160
3.100%, 6/1/22	54,000	53,469
3.125%, 5/4/27	100,000	94,685
4.150%, 5/15/45	60,000	57,944
4.050%, 5/4/47	150,000	142,217

		2,266,713

Air Freight & Logistics (0.0%)
FedEx Corp.
4.900%, 1/15/34	99,000	107,136
3.900%, 2/1/35	90,000	87,048
United Parcel Service, Inc.
3.125%, 1/15/21	54,000	54,437
2.050%, 4/1/21	25,000	24,437
2.500%, 4/1/23	25,000	24,223
2.400%, 11/15/26	50,000	46,204

		343,485

Airlines (0.1%)
Delta Air Lines, Inc.
2.875%, 3/13/20	488,000	483,364
2.600%, 12/4/20	75,000	73,590
3.625%, 3/15/22	500,000	495,950
Southwest Airlines Co.
2.750%, 11/6/19	25,000	24,890

		1,077,794

Building Products (0.1%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22(b)§	600,000	585,075
Johnson Controls International plc
4.250%, 3/1/21	56,000	57,611
5.125%, 9/14/45	90,000	101,857
LafargeHolcim Finance US LLC
4.750%, 9/22/46§	200,000	201,982
Masco Corp.
3.500%, 4/1/21	30,000	30,051
4.375%, 4/1/26	20,000	20,375

		996,951

Commercial Services & Supplies (0.1%)
Pitney Bowes, Inc.
4.625%, 3/15/24(x)	100,000	93,130
Republic Services, Inc.
5.500%, 9/15/19	27,000	28,083
5.250%, 11/15/21	36,000	38,480
3.375%, 11/15/27	15,000	14,481
Waste Management, Inc.
2.900%, 9/15/22	36,000	35,527
3.150%, 11/15/27	50,000	47,391
3.900%, 3/1/35	201,000	200,183

		457,275

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	36,000	35,549
Eaton Corp.
2.750%, 11/2/22	101,000	98,856
Emerson Electric Co.
4.875%, 10/15/19	45,000	46,335
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	72,287

		253,027

Industrial Conglomerates (0.1%)
3M Co.
1.625%, 6/15/19	50,000	49,389
2.875%, 10/15/27	75,000	71,989
General Electric Co.
5.300%, 2/11/21	54,000	56,689
3.150%, 9/7/22	54,000	53,143
2.700%, 10/9/22	64,000	61,849
3.100%, 1/9/23	75,000	73,430
4.500%, 3/11/44	135,000	132,311
Honeywell International, Inc.
1.800%, 10/30/19	30,000	29,594
4.250%, 3/1/21	45,000	46,861
3.812%, 11/21/47	35,000	34,430
Ingersoll-Rand Global Holding Co. Ltd.
2.900%, 2/21/21	50,000	49,701
Ingersoll-Rand Luxembourg Finance SA
4.650%, 11/1/44	14,000	14,689
Roper Technologies, Inc.
2.800%, 12/15/21	100,000	98,597
3.800%, 12/15/26	30,000	30,033

		802,705

Machinery (0.1%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	35,125
CNH Industrial Capital LLC
3.375%, 7/15/19	10,000	9,975
4.375%, 11/6/20	10,000	10,169
4.875%, 4/1/21(x)	10,000	10,293
3.875%, 10/15/21	5,000	4,997
4.375%, 4/5/22	10,000	10,175
Deere & Co.
2.600%, 6/8/22	91,000	89,001
Dover Corp.
3.150%, 11/15/25	50,000	48,888
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	46,685
Kennametal, Inc.
3.875%, 2/15/22	27,000	27,534
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	97,731
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	35,585
Xylem, Inc.
4.375%, 11/1/46	14,000	14,296

		440,454

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	35,652

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	91,000	93,509
3.400%, 9/1/24	50,000	50,289
4.150%, 4/1/45	32,000	32,623
4.700%, 9/1/45	30,000	32,983
4.125%, 6/15/47	100,000	102,724
Canadian Pacific Railway Co.
7.250%, 5/15/19	36,000	37,730
CSX Corp.
3.700%, 11/1/23	50,000	50,678
4.250%, 11/1/66	74,000	67,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
ERAC USA Finance LLC
2.600%, 12/1/21§	$400,000	$389,832
Norfolk Southern Corp.
5.900%, 6/15/19	36,000	37,306
2.900%, 6/15/26	35,000	33,119
4.050%, 8/15/52§	47,000	45,284
Ryder System, Inc.
2.875%, 9/1/20	50,000	49,759
Union Pacific Corp.
2.750%, 4/15/23	62,000	61,112
3.250%, 8/15/25	100,000	99,226
3.375%, 2/1/35	29,000	27,398
3.600%, 9/15/37	95,000	91,155
3.875%, 2/1/55	102,000	96,488

		1,398,570

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.125%, 1/15/20	50,000	49,131
2.625%, 7/1/22	215,000	207,146
3.000%, 9/15/23	50,000	47,897
Aviation Capital Group LLC
2.875%, 9/17/18§	145,000	145,272
GATX Corp.
2.600%, 3/30/20	41,000	40,593
3.250%, 9/15/26	50,000	47,267
3.850%, 3/30/27	48,000	47,245

		584,551

Total Industrials		8,657,177

Information Technology (2.0%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
2.450%, 6/15/20	100,000	99,354
1.850%, 9/20/21	100,000	96,366
2.500%, 9/20/26	50,000	46,744
Juniper Networks, Inc.
3.300%, 6/15/20	35,000	34,973
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	50,216

		327,653

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	47,587
Amphenol Corp.
3.200%, 4/1/24	64,000	62,408
Arrow Electronics, Inc.
3.250%, 9/8/24	50,000	47,667
Avnet, Inc.
5.875%, 6/15/20	45,000	47,330
Jabil, Inc.
3.950%, 1/12/28	100,000	96,563
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	77,279
Tyco Electronics Group SA
3.450%, 8/1/24	20,000	20,202
3.125%, 8/15/27	45,000	43,182

		442,218

Internet Software & Services (0.1%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	200,000	198,430
Alphabet, Inc.
3.625%, 5/19/21	36,000	37,066
Baidu, Inc.
2.875%, 7/6/22	200,000	194,129
eBay, Inc.
3.250%, 10/15/20	36,000	36,173
2.600%, 7/15/22	45,000	43,579

		509,377

IT Services (0.1%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	50,000	49,363
DXC Technology Co.
2.875%, 3/27/20	68,000	67,585
Fidelity National Information Services, Inc.
3.625%, 10/15/20	49,000	49,602
3.000%, 8/15/26	50,000	46,958
4.500%, 8/15/46	42,000	41,490
Fiserv, Inc.
4.625%, 10/1/20	36,000	37,386
IBM Credit LLC
3.000%, 2/6/23	100,000	98,853
International Business Machines Corp.
2.500%, 1/27/22	100,000	98,020
1.875%, 8/1/22	91,000	86,340
3.450%, 2/19/26(x)	100,000	99,879
Mastercard, Inc.
2.950%, 11/21/26	50,000	48,419
Total System Services, Inc.
4.800%, 4/1/26	159,000	167,852
Visa, Inc.
2.200%, 12/14/20	100,000	98,417
3.150%, 12/14/25	100,000	97,757
4.150%, 12/14/35	104,000	110,831

		1,198,752

Semiconductors & Semiconductor Equipment (0.4%)
Analog Devices, Inc.
2.950%, 1/12/21	50,000	49,829
3.900%, 12/15/25	16,000	16,176
3.500%, 12/5/26	220,000	214,424
5.300%, 12/15/45	17,000	19,370
Applied Materials, Inc.
2.625%, 10/1/20	50,000	49,789
3.300%, 4/1/27	124,000	121,796
4.350%, 4/1/47	72,000	76,382
Broadcom Corp.
2.375%, 1/15/20	842,000	830,134
3.000%, 1/15/22	725,000	710,141
3.625%, 1/15/24	139,000	136,503
3.875%, 1/15/27	100,000	97,215
Intel Corp.
2.450%, 7/29/20	30,000	29,805
2.350%, 5/11/22	100,000	97,701
2.700%, 12/15/22	45,000	44,402
3.700%, 7/29/25	100,000	102,067
KLA-Tencor Corp.
4.125%, 11/1/21	28,000	28,910
4.650%, 11/1/24	50,000	52,275
Lam Research Corp.
2.750%, 3/15/20	61,000	60,724
2.800%, 6/15/21	77,000	76,062
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	24,286
QUALCOMM, Inc.
2.250%, 5/20/20	100,000	99,032
2.600%, 1/30/23	210,000	200,627
3.250%, 5/20/27	75,000	71,430
4.800%, 5/20/45	34,000	35,354
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	98,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Xilinx, Inc.
2.950%, 6/1/24	$120,000	$114,917

		3,457,379

Software (0.6%)
Activision Blizzard, Inc.
3.400%, 6/15/27	10,000	9,690
Adobe Systems, Inc.
4.750%, 2/1/20	21,000	21,769
Autodesk, Inc.
3.600%, 12/15/22	36,000	35,977
3.500%, 6/15/27	255,000	243,643
CA, Inc.
3.600%, 8/15/22	100,000	100,678
Microsoft Corp.
4.200%, 6/1/19	54,000	55,134
1.100%, 8/8/19	40,000	39,327
1.850%, 2/6/20	50,000	49,486
2.000%, 11/3/20	75,000	73,683
1.550%, 8/8/21	75,000	71,943
2.375%, 2/12/22	75,000	73,550
2.375%, 5/1/23	102,000	98,915
2.700%, 2/12/25	75,000	72,235
2.400%, 8/8/26	100,000	92,908
3.300%, 2/6/27	100,000	99,126
3.500%, 2/12/35	170,000	167,376
3.450%, 8/8/36	270,000	263,774
3.700%, 8/8/46	74,000	72,261
4.250%, 2/6/47	320,000	343,225
Oracle Corp.
1.900%, 9/15/21	770,000	743,717
2.500%, 10/15/22	73,000	71,072
2.625%, 2/15/23	70,000	68,191
3.400%, 7/8/24	75,000	74,957
2.950%, 11/15/24	75,000	72,832
2.950%, 5/15/25	100,000	96,653
2.650%, 7/15/26	45,000	41,874
3.250%, 5/15/30	101,000	96,489
3.900%, 5/15/35	91,000	90,817
4.000%, 7/15/46	107,000	104,986
4.375%, 5/15/55	54,000	56,084
VMware, Inc.
2.300%, 8/21/20	836,000	812,826
3.900%, 8/21/27	100,000	94,655

		4,409,853

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
1.800%, 11/13/19	50,000	49,425
2.000%, 11/13/20	25,000	24,519
2.250%, 2/23/21	150,000	147,685
2.150%, 2/9/22	100,000	97,145
2.400%, 5/3/23	136,000	131,528
3.000%, 2/9/24	153,000	150,838
2.850%, 5/11/24	760,000	740,632
3.250%, 2/23/26	110,000	108,378
3.350%, 2/9/27	50,000	49,345
2.900%, 9/12/27	650,000	618,334
3.450%, 2/9/45	42,000	38,654
4.650%, 2/23/46	258,000	283,668
Dell International LLC
3.480%, 6/1/19§	235,000	236,102
4.420%, 6/15/21§	550,000	564,201
5.450%, 6/15/23§	360,000	381,480
6.020%, 6/15/26§	140,000	150,422
8.350%, 7/15/46§	23,000	29,146
EMC Corp.
2.650%, 6/1/20	500,000	481,050
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	170,000	170,147
2.100%, 10/4/19§	225,000	222,004
3.600%, 10/15/20	255,000	257,022
4.900%, 10/15/25	50,000	51,917
HP, Inc.
3.750%, 12/1/20	37,000	37,495
Xerox Corp.
3.625%, 3/15/23	50,000	48,820
3.800%, 5/15/24	50,000	49,109

		5,119,066

Total Information Technology		15,464,298

Materials (0.4%)
Chemicals (0.2%)
Agrium, Inc.
3.150%, 10/1/22	36,000	35,694
4.125%, 3/15/35	30,000	29,539
Air Products & Chemicals, Inc.
4.375%, 8/21/19	36,000	36,840
Albemarle Corp.
4.150%, 12/1/24	100,000	103,266
Celanese US Holdings LLC
5.875%, 6/15/21	10,000	10,745
4.625%, 11/15/22	10,000	10,435
Dow Chemical Co. (The)
8.550%, 5/15/19	56,000	59,387
3.000%, 11/15/22	27,000	26,512
3.500%, 10/1/24	75,000	74,134
4.375%, 11/15/42	26,000	25,929
4.625%, 10/1/44	44,000	45,216
Eastman Chemical Co.
3.600%, 8/15/22	45,000	45,192
4.800%, 9/1/42	38,000	40,125
Ecolab, Inc.
4.350%, 12/8/21	36,000	37,563
EI du Pont de Nemours & Co.
2.200%, 5/1/20	60,000	59,156
3.625%, 1/15/21	64,000	64,973
2.800%, 2/15/23	45,000	43,935
LYB International Finance BV
4.000%, 7/15/23	36,000	36,609
LYB International Finance II BV
3.500%, 3/2/27	100,000	96,055
Methanex Corp.
3.250%, 12/15/19	36,000	35,819
Monsanto Co.
2.125%, 7/15/19	50,000	49,520
2.200%, 7/15/22	18,000	17,137
3.600%, 7/15/42	71,000	61,399
Mosaic Co. (The)
3.250%, 11/15/22	50,000	48,978
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	27,000	27,832
PPG Industries, Inc.
3.600%, 11/15/20	27,000	27,453
Praxair, Inc.
4.500%, 8/15/19	36,000	36,857
2.700%, 2/21/23	36,000	35,178
RPM International, Inc.
6.125%, 10/15/19	36,000	37,603
Sherwin-Williams Co. (The)
2.750%, 6/1/22	50,000	48,664
3.450%, 6/1/27	75,000	71,836
4.000%, 12/15/42	25,000	23,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 6/1/47	$45,000	$44,950

		1,448,130

Construction Materials (0.0%)
CRH America, Inc.
5.750%, 1/15/21	45,000	48,072

Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19	36,000	37,766
International Paper Co.
4.750%, 2/15/22	75,000	78,800
3.650%, 6/15/24	67,000	66,706
4.800%, 6/15/44	9,000	9,063
4.350%, 8/15/48	280,000	264,834
Packaging Corp. of America
3.900%, 6/15/22	36,000	36,743
3.400%, 12/15/27	35,000	33,557
WestRock Co.
4.000%, 3/15/28(b)§	50,000	50,042
WestRock RKT Co.
3.500%, 3/1/20	59,000	59,401

		636,912

Metals & Mining (0.1%)
Anglo American Capital plc
3.625%, 9/11/24§	200,000	192,539
Barrick Gold Corp.
5.250%, 4/1/42	110,000	119,937
Barrick North America Finance LLC
4.400%, 5/30/21	11,000	11,432
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	27,000	26,802
5.000%, 9/30/43	100,000	115,148
Glencore Funding LLC
4.000%, 3/27/27§	220,000	211,442
Goldcorp, Inc.
3.625%, 6/9/21	35,000	35,234
Newmont Mining Corp.
3.500%, 3/15/22	120,000	119,704
4.875%, 3/15/42	90,000	93,930
Nucor Corp.
5.200%, 8/1/43	47,000	54,137
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	37,291
Rio Tinto Finance USA plc
2.875%, 8/21/22	2,000	2,000
4.125%, 8/21/42	70,000	70,992

		1,090,588

Paper & Forest Products (0.0%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	25,000	25,837
Georgia-Pacific LLC
7.375%, 12/1/25	65,000	80,220

		106,057

Total Materials		3,329,759

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)
2.750%, 1/15/20	25,000	24,895
3.450%, 4/30/25	525,000	507,536
American Campus Communities Operating Partnership LP (REIT)
3.625%, 11/15/27	50,000	47,624
American Tower Corp. (REIT)
5.050%, 9/1/20	64,000	66,695
3.450%, 9/15/21	500,000	500,761
2.250%, 1/15/22	50,000	47,777
3.000%, 6/15/23	50,000	48,189
5.000%, 2/15/24	50,000	52,597
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23	50,000	51,949
Boston Properties LP (REIT)
5.875%, 10/15/19	54,000	56,069
3.200%, 1/15/25	100,000	96,142
2.750%, 10/1/26	50,000	45,910
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	500,000	504,653
3.950%, 11/15/27	25,000	24,066
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23	500,000	480,262
3.850%, 2/1/25	100,000	97,411
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	100,000	100,317
Corporate Office Properties LP (REIT)
5.000%, 7/1/25	100,000	104,388
Crown Castle International Corp. (REIT)
5.250%, 1/15/23	400,000	424,137
3.150%, 7/15/23	50,000	48,417
3.650%, 9/1/27	50,000	47,704
DDR Corp. (REIT)
4.625%, 7/15/22	27,000	28,042
Digital Realty Trust LP (REIT)
3.400%, 10/1/20	400,000	403,038
3.625%, 10/1/22	27,000	27,022
Duke Realty LP (REIT)
3.250%, 6/30/26	30,000	28,872
EPR Properties (REIT)
4.500%, 4/1/25	500,000	500,820
ERP Operating LP (REIT)
3.000%, 4/15/23	75,000	73,761
Essex Portfolio LP (REIT)
3.875%, 5/1/24	25,000	25,149
HCP, Inc. (REIT)
3.150%, 8/1/22	36,000	35,478
4.250%, 11/15/23	70,000	71,245
Hospitality Properties Trust (REIT)
4.950%, 2/15/27	70,000	70,950
Host Hotels & Resorts LP (REIT)
Series C
4.750%, 3/1/23	36,000	37,234
Kilroy Realty LP (REIT)
3.450%, 12/15/24	25,000	24,260
4.375%, 10/1/25	1,000,000	1,021,360
Kimco Realty Corp. (REIT)
6.875%, 10/1/19	36,000	38,035
3.200%, 5/1/21	25,000	25,039
Liberty Property LP (REIT)
4.750%, 10/1/20	36,000	37,409
Life Storage LP (REIT)
3.875%, 12/15/27	25,000	24,069
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22	27,000	27,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23		$400,000	$398,297
4.500%, 1/15/25		500,000	488,525
Prologis LP (REIT)
4.250%, 8/15/23		50,000	52,293
Public Storage (REIT)
3.094%, 9/15/27		600,000	575,887
Realty Income Corp. (REIT)
3.250%, 10/15/22		100,000	98,900
Select Income REIT (REIT)
4.500%, 2/1/25		100,000	98,584
Simon Property Group LP (REIT)
2.350%, 1/30/22		50,000	48,415
3.300%, 1/15/26		75,000	72,609
3.375%, 6/15/27		75,000	72,415
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22		25,000	24,375
UDR, Inc. (REIT)
3.500%, 1/15/28		100,000	96,010
Unibail-Rodamco SE (REIT)
1.000%, 3/14/25(m)	EUR	500,000	618,261
Ventas Realty LP (REIT)
4.250%, 3/1/22		$40,000	41,138
3.250%, 8/15/22		36,000	35,620
VEREIT Operating Partnership LP (REIT)
4.125%, 6/1/21		5,000	5,101
4.600%, 2/6/24		10,000	10,129
4.875%, 6/1/26		10,000	10,060
Vornado Realty LP (REIT)
5.000%, 1/15/22		45,000	47,360
Washington REIT (REIT)
3.950%, 10/15/22		36,000	36,599
WEA Finance LLC (REIT)
3.250%, 10/5/20§		500,000	500,212
Weingarten Realty Investors (REIT)
3.375%, 10/15/22		54,000	53,771
Welltower, Inc. (REIT)
6.125%, 4/15/20		26,000	27,506
4.000%, 6/1/25		100,000	100,330
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23		50,000	52,554

			9,441,438

Real Estate Management & Development (0.1%)
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 3/20/22§		500,000	496,971

Total Real Estate			9,938,409

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.8%)
Altice France SA
7.375%, 5/1/26§		300,000	285,000
AT&T, Inc.
5.875%, 10/1/19		36,000	37,540
3.200%, 3/1/22		35,000	34,748
2.850%, 2/14/23		50,000	50,003
3.400%, 8/14/24		125,000	125,853
3.950%, 1/15/25		50,000	49,934
3.400%, 5/15/25		150,000	144,062
4.250%, 3/1/27		320,000	322,268
3.900%, 8/14/27		140,000	140,433
4.100%, 2/15/28§		220,000	219,188
4.300%, 2/15/30§		130,000	128,878
5.250%, 3/1/37		139,000	146,927
5.150%, 2/14/50		470,000	471,152
Deutsche Telekom International Finance BV
2.225%, 1/17/20(b)§		600,000	591,855
3.600%, 1/19/27§		150,000	147,306
Orange SA
5.375%, 7/8/19		36,000	37,096
Sprint Capital Corp.
6.900%, 5/1/19		500,000	515,000
Telefonica Emisiones SAU
5.134%, 4/27/20		33,000	34,276
5.462%, 2/16/21		45,000	47,767
4.665%, 3/6/38		155,000	156,373
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.454%, 5/22/20(k)		1,520,000	1,526,513
4.600%, 4/1/21		91,000	94,830
2.450%, 11/1/22		36,000	34,614
5.150%, 9/15/23		175,000	189,080
4.150%, 3/15/24		100,000	102,524
4.125%, 3/16/27		365,000	369,284
4.500%, 8/10/33		230,000	231,495
4.400%, 11/1/34		50,000	49,085

			6,283,084

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
5.000%, 3/30/20		100,000	103,182
Rogers Communications, Inc.
4.100%, 10/1/23		50,000	51,671
5.000%, 3/15/44		19,000	20,900
Sprint Communications, Inc.
7.000%, 8/15/20		500,000	522,350
Sprint Spectrum Co. LLC
3.360%, 9/20/21§		523,250	519,326
4.738%, 3/20/25(b)§		575,000	576,437
Vodafone Group plc
5.450%, 6/10/19		54,000	55,692
2.500%, 9/26/22		45,000	43,230
2.950%, 2/19/23		45,000	43,800

			1,936,588

Total Telecommunication Services			8,219,672

Utilities (1.5%)
Electric Utilities (1.2%)
American Electric Power Co., Inc.
2.150%, 11/13/20		25,000	24,452
3.200%, 11/13/27		25,000	23,738
Avangrid, Inc.
3.150%, 12/1/24		25,000	24,142
Baltimore Gas & Electric Co.
3.500%, 8/15/46		47,000	43,084
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48		80,000	80,972
DTE Electric Co.
2.650%, 6/15/22		45,000	44,072
Duke Energy Carolinas LLC
4.300%, 6/15/20		34,000	35,038
2.500%, 3/15/23		50,000	48,611
Duke Energy Corp.
5.050%, 9/15/19		36,000	37,018
3.750%, 4/15/24		300,000	300,218
2.650%, 9/1/26		75,000	68,384
4.800%, 12/15/45		110,000	118,102
3.750%, 9/1/46		135,000	122,361

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Progress LLC
3.250%, 8/15/25	$50,000	$49,511
Emera US Finance LP
2.150%, 6/15/19	122,000	120,548
2.700%, 6/15/21	152,000	148,534
3.550%, 6/15/26	50,000	47,828
Enel Finance International NV
2.875%, 5/25/22§	235,000	229,976
3.625%, 5/25/27§	220,000	208,640
3.500%, 4/6/28§	430,000	402,105
Entergy Arkansas, Inc.
3.750%, 2/15/21	924,000	941,123
Entergy Corp.
2.950%, 9/1/26	120,000	112,048
Eversource Energy
Series L
2.900%, 10/1/24	150,000	144,031
Series M
3.300%, 1/15/28	150,000	143,296
Exelon Corp.
2.850%, 6/15/20	140,000	138,818
5.150%, 12/1/20	45,000	46,936
2.450%, 4/15/21	26,000	25,310
3.950%, 6/15/25	75,000	75,198
4.950%, 6/15/35	24,000	25,990
4.450%, 4/15/46	270,000	276,428
FirstEnergy Corp.
Series B
4.250%, 3/15/23	15,000	15,210
3.900%, 7/15/27	100,000	98,008
Series C
4.850%, 7/15/47	135,000	141,362
Fortis, Inc.
3.055%, 10/4/26	75,000	69,367
Georgia Power Co.
5.400%, 6/1/18	54,000	54,177
ITC Holdings Corp.
3.350%, 11/15/27§	25,000	23,804
Kansas City Power & Light Co.
4.200%, 3/15/48	130,000	129,496
LG&E & KU Energy LLC
3.750%, 11/15/20	54,000	55,177
MidAmerican Energy Co.
4.400%, 10/15/44	44,000	46,692
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.372%, 9/3/19(k)	800,000	799,976
2.800%, 1/15/23	75,000	72,963
3.625%, 6/15/23	50,000	50,219
3.550%, 5/1/27	25,000	24,294
(ICE LIBOR USD 3 Month + 2.41%), 4.800%, 12/1/77(k)	1,000,000	962,500
Northern States Power Co.
3.400%, 8/15/42	80,000	73,665
NSTAR Electric Co.
2.375%, 10/15/22	45,000	43,248
Oncor Electric Delivery Co. LLC
4.550%, 12/1/41	60,000	65,528
Pacific Gas & Electric Co.
3.500%, 10/1/20	45,000	45,256
3.400%, 8/15/24	50,000	48,940
3.300%, 12/1/27§	225,000	213,276
PECO Energy Co.
1.700%, 9/15/21	100,000	95,375
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	47,329
Public Service Co. of Colorado
3.200%, 11/15/20	45,000	45,344
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	48,765
Southern California Edison Co.
Series C
3.500%, 10/1/23	50,000	50,507
Southern Co. (The)
2.350%, 7/1/21	650,000	631,583
2.950%, 7/1/23	25,000	24,283
3.250%, 7/1/26	100,000	94,971
4.400%, 7/1/46	135,000	134,877
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	136,000	137,227
Virginia Electric & Power Co.
4.450%, 2/15/44	39,000	41,122
Series A
3.500%, 3/15/27	164,000	161,632
Series B
4.200%, 5/15/45	81,000	82,678
Series C
2.750%, 3/15/23	50,000	49,077
4.000%, 11/15/46	25,000	24,734
Wisconsin Electric Power Co.
2.950%, 9/15/21	45,000	45,040
Wisconsin Power & Light Co.
3.050%, 10/15/27	75,000	72,693
Xcel Energy, Inc.
3.350%, 12/1/26	100,000	97,382

		9,024,289

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	54,000	55,695
3.550%, 4/1/23	500,000	502,048
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	100,000	98,269
4.600%, 12/15/44	114,000	119,154
National Fuel Gas Co.
3.950%, 9/15/27	50,000	48,472

		823,638

Independent Power and Renewable Electricity Producers (0.0%)
PSEG Power LLC
5.125%, 4/15/20	36,000	37,363
TransAlta Corp.
4.500%, 11/15/22	27,000	27,169

		64,532

Multi-Utilities (0.2%)
Ameren Corp.
2.700%, 11/15/20	50,000	49,406
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	50,000	50,978
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27	25,000	24,332
Consumers Energy Co.
6.700%, 9/15/19	45,000	47,503
3.375%, 8/15/23	87,000	87,148
Dominion Energy, Inc.
2.579%, 7/1/20	135,000	133,301
4.104%, 4/1/21(e)	40,000	40,595
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54(k)	50,000	52,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
Series B
2.750%, 9/15/22		$45,000	$43,493
NiSource, Inc.
2.650%, 11/17/22		20,000	19,408
3.490%, 5/15/27		115,000	111,185
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 2.575%, 3/15/21(k)		600,000	601,838
2.875%, 10/1/22		32,000	31,286
2.900%, 2/1/23		100,000	98,071
Southern Co. Gas Capital Corp.
3.500%, 9/15/21		45,000	45,127

			1,436,421

Total Utilities			11,348,880

Total Corporate Bonds			225,347,805

Foreign Government Securities (1.8%)
Autonomous Community of Catalonia
4.750%, 6/4/18	EUR	600,000	743,216
Canadian Government Bond
2.000%, 11/15/22		$100,000	97,081
Export Development Canada
1.750%, 7/21/20		75,000	73,723
1.500%, 5/26/21		100,000	96,624
2.750%, 3/15/23		50,000	49,994
Export-Import Bank of Korea
4.000%, 1/29/21		182,000	185,511
2.750%, 1/25/22		100,000	97,642
FMS Wertmanagement AoeR
1.000%, 8/16/19		200,000	196,229
France Government Bond OAT
0.000%, 2/25/20(m)	EUR	500,000	621,134
Iraq Government AID Bond
2.149%, 1/18/22		$200,000	195,877
Japan Bank for International Cooperation
2.375%, 7/21/22		500,000	487,472
2.375%, 11/16/22		200,000	194,676
2.375%, 4/20/26		200,000	189,455
2.250%, 11/4/26		50,000	46,550
Japan Finance Organization for Municipalities
2.125%, 4/13/21§		500,000	487,280
Japan Government Bond
0.100%, 3/15/20	JPY	66,300,000	625,984
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	577,939
Province of Alberta Canada
2.200%, 7/26/22(x)		100,000	97,042
Province of British Columbia
2.000%, 10/23/22		50,000	48,155
Province of Manitoba
2.050%, 11/30/20		100,000	98,200
Province of New Brunswick Canada
2.500%, 12/12/22		25,000	24,431
Province of Ontario
4.000%, 10/7/19		136,000	138,991
4.400%, 4/14/20		45,000	46,594
2.450%, 6/29/22(x)		45,000	44,002
2.200%, 10/3/22		100,000	96,558
3.200%, 5/16/24		162,000	162,779
Province of Quebec
3.500%, 7/29/20		91,000	92,724
2.625%, 2/13/23		102,000	100,693
2.500%, 4/20/26		50,000	47,633
2.750%, 4/12/27(x)		50,000	48,291
Republic of Argentina
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.50%), 24.956%, 3/11/19(k)	ARS	9,500,000	478,639
Republic of Chile
3.125%, 1/21/26		$100,000	98,125
Republic of Colombia
4.000%, 2/26/24		200,000	201,850
3.875%, 4/25/27		390,000	384,637
Republic of Germany
0.000%, 12/13/19(m)	EUR	500,000	621,952
Republic of Hungary
6.375%, 3/29/21		$100,000	109,000
5.375%, 3/25/24		160,000	174,400
Republic of Indonesia
8.375%, 9/15/26	IDR	288,000,000	23,199
7.000%, 5/15/27		355,000,000	26,211
6.125%, 5/15/28		973,000,000	67,758
Republic of Korea
7.125%, 4/16/19		$91,000	95,022
Republic of Panama
3.750%, 3/16/25		200,000	201,200
Republic of Peru
7.350%, 7/21/25(x)		200,000	248,250
4.125%, 8/25/27(x)		75,000	78,450
6.150%, 8/12/32(m)	PEN	4,900,000	1,662,378
Republic of Philippines
4.000%, 1/15/21		$136,000	139,060
5.500%, 3/30/26		260,000	294,775
Republic of Poland
6.375%, 7/15/19		136,000	142,460
5.125%, 4/21/21		45,000	47,869
4.000%, 1/22/24		75,000	78,000
Republic of Uruguay
8.000%, 11/18/22		45,000	52,313
4.375%, 10/27/27		200,000	207,000
Russian Federation
7.500%, 8/18/21	RUB	766,000	13,809
7.400%, 12/7/22		868,000	15,751
7.750%, 9/16/26		563,000	10,379
8.150%, 2/3/27		2,512,000	47,580
State of Israel
2.875%, 3/16/26		$200,000	192,000
Svensk Exportkredit AB
2.375%, 3/9/22		200,000	196,366
Tokyo Metropolitan Government Bond
2.500%, 6/8/22§		900,000	878,112
United Mexican States
3.625%, 3/15/22		192,000	195,168
4.000%, 10/2/23(x)		150,000	153,900
4.150%, 3/28/27(x)		908,000	913,448
3.750%, 1/11/28		200,000	193,300

Total Foreign Government Securities			14,254,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Loan Participations (0.4%)
Financials (0.2%)
Consumer Finance (0.2%)
Delos Finance Sarl
(ICE LIBOR USD 3 Month + 1.75%), 4.052%, 10/6/23(k)	$1,300,000	$1,304,550

Total Financials		1,304,550

Industrials (0.2%)
Building Products (0.1%)
Ply Gem, Inc.
(ICE LIBOR USD 3 Month + 0.00%), 0.000%, 4/1/25(k)	1,000,000	1,000,000

Trading Companies & Distributors (0.1%)
Avolon Holdings Ltd.
(ICE LIBOR USD 1 Month + 2.25%), 4.072%, 3/21/22(k)	595,500	595,913

Total Industrials		1,595,913

Total Loan Participations		2,900,463

Mortgage-Backed Securities (24.0%)
FHLMC
2.500%, 1/1/29	50,000	49,307
3.000%, 1/1/30	40,591	40,783
2.500%, 3/1/30	34,345	33,804
2.500%, 5/1/30	92,637	91,063
3.000%, 5/1/30	76,133	76,588
3.000%, 6/1/30	148,082	148,690
2.500%, 7/1/30	35,560	34,972
3.000%, 7/1/30	73,856	74,161
2.500%, 8/1/30	105,048	103,263
3.000%, 8/1/30	24,126	24,225
2.500%, 9/1/30	134,702	132,413
3.500%, 9/1/30	65,942	67,366
3.500%, 4/1/31	4,655	4,753
3.491%, 11/1/31(l)	1,853	1,941
2.500%, 4/15/33 TBA	677,000	662,984
3.000%, 4/15/33 TBA	644,000	643,044
3.500%, 4/15/33 TBA	179,000	182,440
5.500%, 2/1/35	12,949	14,176
4.500%, 2/1/39	28,941	30,638
4.500%, 12/1/39	12,534	13,245
4.000%, 8/1/40	14,546	15,070
4.000%, 9/1/40	31,517	32,653
3.500%, 12/1/40	57,944	58,503
4.000%, 4/1/41	646	669
4.500%, 5/1/41	75,132	79,373
5.500%, 6/1/41	50,830	55,135
5.000%, 11/1/41	135,291	146,077
3.500%, 4/1/42	87,772	89,000
3.500%, 5/1/42	2,491	2,518
3.500%, 8/1/42	125,574	127,117
3.500%, 10/1/42	26,324	26,606
3.500%, 11/1/42	60,282	60,864
3.000%, 12/1/42	129,976	127,976
3.000%, 1/1/43	65,217	64,142
3.000%, 3/1/43	67,419	66,308
3.000%, 4/1/43	456,948	449,415
3.500%, 6/1/43	35,373	35,830
3.000%, 7/1/43	334,177	329,243
3.500%, 7/1/43	12,862	13,039
3.000%, 8/1/43	195,658	192,433
4.500%, 9/1/43	108,451	114,369
4.500%, 11/1/43	36,722	38,726
4.500%, 12/1/43	94,963	100,324
3.500%, 1/1/44	17,344	17,571
3.500%, 4/1/44	120,718	122,241
4.000%, 4/1/44	60,023	62,130
3.500%, 6/1/44	14,208	14,391
4.000%, 8/1/44	94,132	97,526
3.500%, 12/1/44	330,194	333,586
3.000%, 1/1/45	4,535,553	4,445,196
3.000%, 7/1/45	2,329,826	2,281,955
3.500%, 8/1/45	516,929	522,563
3.500%, 9/1/45	7,771	7,862
4.000%, 9/1/45	65,194	67,585
4.000%, 10/1/45	86,580	89,391
4.000%, 12/1/45	26,908	27,869
3.500%, 1/1/46	56,358	56,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 3/1/46	$41,488	$41,772
3.000%, 5/1/46	4,253,572	4,159,528
3.500%, 5/1/46	45,838	46,181
3.500%, 7/1/46	448,147	452,751
4.000%, 7/1/46	57,308	59,178
4.000%, 8/1/46	33,798	34,905
3.000%, 9/1/46	57,000	55,740
4.000%, 9/1/46	4,979	5,142
4.000%, 10/1/46	9,363	9,670
3.000%, 12/1/46	524,986	514,076
4.000%, 1/1/47	723,402	747,675
4.000%, 2/1/47	202,325	209,050
3.500%, 3/1/47	118,530	119,562
3.500%, 7/1/47	19,324	19,523
4.000%, 8/1/47	213,955	221,435
3.500%, 10/1/47	99,022	99,993
4.500%, 11/1/47	411,653	431,938
3.500%, 12/1/47	1,391,098	1,401,279
3.500%, 1/1/48	30,603	30,862
4.500%, 4/15/48 TBA	55,000	57,576
3.000%, 4/15/48 TBA	1,334,392	1,301,136
3.500%, 4/15/48 TBA	576,163	577,446
3.500%, 5/15/48 TBA	2,000,000	2,001,406
4.000%, 5/15/48 TBA	763,000	781,688
FNMA
4.000%, 4/1/23	429	442
5.000%, 2/1/24(l)	110	114
4.000%, 9/1/25	26,169	27,038
4.000%, 1/1/26	52,057	53,796
4.000%, 4/1/26	16,192	16,727
4.000%, 7/1/26	66,934	69,156
4.000%, 8/1/26	36,502	37,714
2.500%, 9/1/27	40,179	39,744
3.314%, 1/1/28(l)	11,750	12,119
2.500%, 4/1/28	11,333	11,182
2.500%, 8/1/28	30,104	29,703
3.500%, 3/1/29	44,960	45,972
3.000%, 4/1/29	55,686	56,036
3.500%, 4/1/29	108,213	110,648
3.000%, 5/1/29	62,253	62,654
3.000%, 6/1/29	57,332	57,692
3.500%, 7/1/29	60,330	61,687
3.000%, 9/1/29	90,383	90,896
3.500%, 9/1/29	61,433	62,806
3.000%, 10/1/29	34,339	34,533
3.500%, 12/1/29	44,005	44,988
3.000%, 1/1/30	261,826	263,309
2.500%, 2/1/30	16,195	15,967
3.000%, 3/1/30	51,820	52,082
2.500%, 4/1/30	36,194	35,643
3.000%, 4/1/30	45,589	45,819
2.500%, 5/1/30	17,790	17,498
3.000%, 5/1/30	25,645	25,774
2.500%, 7/1/30	16,096	15,831
3.000%, 7/1/30	93,286	93,697
2.500%, 8/1/30	173,477	170,725
3.000%, 8/1/30	246,358	247,382
3.500%, 8/1/30	139,306	142,367
2.500%, 9/1/30	73,842	72,617
3.000%, 9/1/30	227,226	228,585
2.500%, 11/1/30	148,755	146,262
2.500%, 3/1/31	20,255	19,985
3.000%, 3/1/31	13,431	13,474
2.500%, 6/1/31	40,151	39,453
2.500%, 7/1/31	122,848	120,655
3.000%, 8/1/31	273,488	274,567
4.000%, 8/1/31	15,234	15,845
3.000%, 9/1/31	31,580	31,680
2.000%, 10/1/31	13,573	12,995
2.500%, 10/1/31	284,269	279,194
2.000%, 11/1/31	172,868	165,507
2.500%, 11/1/31	223,712	219,708
2.000%, 12/1/31	17,612	16,851
3.000%, 2/1/32	100,985	101,225
2.500%, 3/1/32	186,576	183,069
3.000%, 6/1/32	341,078	341,571
3.000%, 9/1/32	60,494	60,733
3.000%, 11/1/32	97,613	97,755
3.000%, 12/1/32	160,423	160,512
1.987%, 3/1/33(l)	15,615	15,725
2.500%, 4/25/33 TBA	105,600	103,472
3.500%, 4/25/33 TBA	125,856	128,294
4.500%, 4/25/33 TBA	279,000	281,180
6.000%, 2/1/34	34,000	37,986
5.500%, 5/1/34	155,009	169,483
6.000%, 8/1/34	18,714	20,939
3.000%, 9/1/34	2,885,461	2,874,865
3.500%, 12/1/34	2,346,256	2,389,149
5.000%, 2/1/35	196,831	212,165
5.500%, 2/1/35	90,833	99,297
6.000%, 4/1/35	303,980	340,530
5.000%, 9/1/35	10,669	11,497

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 12/1/35	$52,598	$57,520
3.422%, 1/1/36(l)	184,368	190,806
4.000%, 1/1/36	63,101	65,449
3.000%, 10/1/36	5,648	5,608
3.000%, 11/1/36	56,898	56,493
3.000%, 12/1/36	87,118	86,499
6.000%, 2/1/38	13,966	15,625
6.000%, 3/1/38	4,959	5,551
6.000%, 5/1/38	15,499	17,365
6.000%, 10/1/38	4,635	5,176
6.000%, 12/1/38	6,411	7,165
5.500%, 1/1/39	25,961	28,743
4.000%, 5/1/39	592	612
4.000%, 6/1/39	16,829	17,433
4.000%, 7/1/39	22,896	23,652
4.500%, 7/1/39	186,774	197,513
6.000%, 7/1/39	21,110	23,185
5.500%, 9/1/39	59,143	64,926
5.500%, 12/1/39	40,323	44,190
5.500%, 3/1/40	4,416	4,881
6.500%, 5/1/40	130,039	146,199
4.000%, 7/1/40	54,019	55,956
4.500%, 7/1/40	48,729	51,485
4.000%, 8/1/40	98,201	101,722
4.500%, 8/1/40	78,171	82,592
4.000%, 9/1/40	94,538	97,928
4.000%, 10/1/40	326,269	337,969
4.000%, 11/1/40	17,290	17,910
3.401%, 12/1/40(l)	4,629	4,799
4.000%, 12/1/40	1,113,737	1,153,676
4.000%, 1/1/41	21,403	21,970
4.000%, 4/1/41	8,386	8,681
5.500%, 4/1/41	8,189	8,975
4.500%, 5/1/41	3,143	3,328
4.500%, 7/1/41	10,441	11,032
5.000%, 7/1/41	262,794	283,766
5.000%, 8/1/41	7,351	7,938
4.000%, 9/1/41	227,787	235,813
4.500%, 9/1/41	34,184	36,161
4.000%, 10/1/41	13,693	14,175
4.500%, 10/1/41	101,801	107,582
4.000%, 12/1/41	58,192	60,488
3.500%, 1/1/42	45,442	45,960
4.000%, 1/1/42	93,761	97,079
4.000%, 2/1/42	51,851	53,629
3.500%, 4/1/42	24,233	24,495
3.500%, 5/1/42	13,182	13,365
4.000%, 5/1/42	108,076	111,783
3.500%, 6/1/42	6,913	6,988
4.000%, 6/1/42	29,587	30,583
3.500%, 7/1/42	5,539	5,599
4.000%, 7/1/42	196,978	204,629
3.000%, 8/1/42	251,908	248,071
3.500%, 8/1/42	11,077	11,189
4.000%, 8/1/42	15,854	16,397
4.500%, 8/1/42	27,565	29,124
3.500%, 9/1/42	131,550	133,249
4.000%, 9/1/42	29,084	30,063
4.500%, 9/1/42	166,545	176,044
3.500%, 10/1/42	117,833	119,397
3.000%, 12/1/42	71,340	70,287
3.500%, 12/1/42	66,279	66,977
4.000%, 12/1/42	121,152	125,724
3.000%, 1/1/43	139,964	137,932
4.000%, 1/1/43	47,488	49,161
3.000%, 2/1/43	272,939	269,037
3.500%, 2/1/43	59,179	59,919
3.000%, 3/1/43	541,808	533,439
3.500%, 3/1/43	71,630	72,460
4.000%, 3/1/43	18,822	19,488
3.000%, 4/1/43	370,682	365,090
3.500%, 4/1/43	2,896	2,924
3.000%, 5/1/43	507,392	500,148
3.500%, 5/1/43	15,713	15,878
3.000%, 6/1/43	91,652	90,379
3.500%, 6/1/43	63,857	64,615
3.000%, 7/1/43	724,608	714,341
3.500%, 7/1/43	284,741	288,168
3.000%, 8/1/43	50,247	49,434
3.500%, 8/1/43	191,584	193,891
4.500%, 9/1/43	218,232	230,527
4.000%, 10/1/43	211,818	219,248
3.500%, 11/1/43	124,855	126,123
3.500%, 12/1/43	65,265	66,163
4.500%, 12/1/43	41,291	43,549
5.000%, 12/1/43	355,898	380,814
3.500%, 1/1/44	187,360	189,993
4.500%, 1/1/44	59,688	63,138
4.500%, 4/1/44	484,547	511,954
3.500%, 5/1/44	111,879	113,418
3.500%, 6/1/44	494,181	499,509
3.500%, 7/1/44	60,246	60,895
4.000%, 8/1/44	593,387	616,605
3.000%, 10/1/44	2,785,940	2,740,886
3.500%, 12/1/44	1,627,677	1,620,301
4.000%, 12/1/44	55,509	57,474
3.500%, 2/1/45	4,465,152	4,445,759
4.000%, 2/1/45	49,174	50,868
3.000%, 4/1/45	3,060,592	2,975,708
3.000%, 5/1/45	4,089,903	3,976,473
4.000%, 5/1/45	52,302	54,267
3.500%, 7/1/45	158,036	159,496
3.500%, 10/1/45	111,341	111,915
4.000%, 10/1/45	287,416	297,578
3.500%, 11/1/45	194,852	197,014
4.000%, 11/1/45	111,008	114,988
4.500%, 11/1/45	21,822	23,118
3.500%, 12/1/45	44,023	44,552
4.000%, 12/1/45	229,667	237,635
4.500%, 12/1/45	93,429	98,640
4.000%, 1/1/46	48,890	50,448
4.000%, 2/1/46	82,019	84,806
3.500%, 3/1/46	62,448	62,926
3.500%, 4/1/46	128,360	129,158
3.500%, 5/1/46	39,222	39,534
3.000%, 6/1/46	77,177	75,672
3.500%, 6/1/46	395,457	398,484
4.000%, 6/1/46	196,862	203,059
3.000%, 7/1/46	313,216	306,340
4.000%, 7/1/46	352,481	364,350
4.500%, 7/1/46	286,187	303,702
3.000%, 8/1/46	333,271	325,862
3.500%, 8/1/46	77,972	78,569
4.000%, 8/1/46	2,636	2,729
3.000%, 9/1/46	508,468	497,566
3.500%, 9/1/46	84,962	85,713
3.000%, 10/1/46	294,061	287,851
3.000%, 11/1/46	218,405	214,011
3.500%, 11/1/46	703,048	708,371
4.000%, 11/1/46	57,053	59,074
3.000%, 12/1/46	171,677	168,230
3.500%, 12/1/46	361,588	364,942
4.000%, 12/1/46	134,291	139,003
3.000%, 1/1/47	19,718	19,329
3.500%, 1/1/47	392,453	396,515
4.000%, 1/1/47	137,130	142,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 2/1/47	$2,852,352	$2,690,348
3.000%, 2/1/47	137,861	135,065
3.500%, 2/1/47	45,388	45,820
3.000%, 3/1/47	138,739	135,779
4.000%, 3/1/47	4,073,885	4,213,801
3.500%, 5/1/47	106,278	107,217
3.500%, 6/1/47	66,869	67,465
3.500%, 7/1/47	47,195	47,615
4.000%, 8/1/47	91,676	94,734
3.500%, 10/1/47	96,663	97,524
4.500%, 10/1/47	62,634	66,539
3.500%, 11/1/47	57,974	58,526
3.500%, 12/1/47	539,947	544,148
4.500%, 12/1/47	64,368	68,119
3.500%, 1/1/48	346,545	349,545
4.000%, 1/1/48	2,967,818	3,046,883
4.000%, 4/25/48 TBA	55,000	56,435
5.000%, 4/25/48 TBA	126,000	134,564
5.500%, 4/25/48 TBA	12,000	13,041
3.500%, 4/25/48 TBA	5,800,000	5,812,235
4.500%, 5/25/48 TBA	5,500,000	5,749,004
3.000%, 5/25/48 TBA	17,000,000	16,559,063
3.500%, 5/25/48 TBA	18,000,000	18,010,546
4.000%, 5/25/48 TBA	28,389,000	29,079,872
4.000%, 6/25/48 TBA	5,000,000	5,113,867
GNMA
2.750%, 7/20/27(l)	893	909
5.500%, 4/15/33	1,270	1,401
5.000%, 12/15/38	8,984	9,686
4.000%, 4/20/39	4,034	4,192
5.000%, 7/15/39	55,989	60,684
4.000%, 7/20/39	9,629	9,989
5.000%, 10/20/39	9,691	10,501
4.500%, 12/20/39	3,924	4,143
4.500%, 1/20/40	4,898	5,173
4.500%, 2/20/40	3,860	4,076
4.500%, 5/20/40	350	370
4.500%, 8/20/40	9,388	9,913
4.000%, 10/20/40	51,592	53,633
4.000%, 11/20/40	158,658	164,936
5.000%, 12/15/40	33,020	35,779
4.000%, 12/20/40	62,285	64,749
4.000%, 1/15/41	59,644	61,877
4.000%, 1/20/41	52,612	54,581
4.000%, 3/15/41	40,515	42,031
4.500%, 5/20/41	322,457	340,394
4.500%, 6/20/41	32,063	33,831
4.500%, 7/20/41	21,900	23,108
4.500%, 11/20/41	54,446	57,517
3.500%, 12/20/41	182,862	186,190
3.500%, 1/15/42	32,307	32,794
4.500%, 2/15/42	297,207	313,739
4.000%, 4/20/42	56,793	59,040
5.000%, 7/20/42	23,605	25,398
3.500%, 9/20/42	30,651	31,190
3.500%, 1/20/43	375,806	382,412
3.500%, 4/15/43	49,510	50,210
3.500%, 4/20/43	98,830	100,536
3.500%, 2/20/44	364,732	370,459
5.000%, 7/20/44	3,660	3,850
4.000%, 10/20/44	1,808	1,872
4.500%, 10/20/44	65,358	68,841
4.500%, 11/20/44	96,550	101,694
3.500%, 1/20/45	1,670,598	1,679,604
3.000%, 2/15/45	74,417	73,684
3.000%, 4/20/45	204,383	201,908
3.000%, 7/15/45	691,510	682,325
3.000%, 10/20/45	103,125	101,844
3.500%, 3/20/46	960,026	972,101
3.000%, 4/20/46	1,028,161	1,015,068
3.500%, 4/20/46	1,274,577	1,290,609
3.500%, 5/20/46	90,673	91,814
3.000%, 6/20/46	183,790	181,450
3.500%, 6/20/46	1,133,459	1,147,715
3.000%, 7/20/46	271,956	268,451
3.000%, 8/20/46	30,743	30,347
3.000%, 9/20/46	209,174	206,478
3.500%, 10/20/46	122,223	123,460
3.000%, 12/20/46	31,524	31,094
3.000%, 1/20/47	40,879	40,320
4.000%, 2/20/47	127,813	131,872
3.000%, 3/20/47	71,672	70,692
3.000%, 4/20/47	52,206	51,492
3.000%, 7/20/47	29,707	29,268
4.000%, 4/15/48 TBA	1,000,000	1,027,969
3.000%, 4/15/48 TBA	1,962,000	1,930,424
3.500%, 4/15/48 TBA	1,000,000	1,009,297
5.500%, 4/15/48 TBA	250,000	269,180
3.500%, 5/15/48 TBA	3,349,355	3,376,437
4.500%, 5/15/48 TBA	160,000	166,119
4.000%, 6/15/48 TBA	2,033,000	2,083,984

Total Mortgage-Backed Securities		185,536,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Municipal Bonds (0.9%)
City of Chicago Taxable General Obligation Bonds, Series 2015B
5.633%, 1/1/20	$300,000	$303,027
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375%, 6/15/43	230,000	249,792
5.500%, 6/15/43	270,000	294,262
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	45,000	59,872
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20	290,000	300,466
4.325%, 11/1/21	470,000	495,620
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	45,000	57,788
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	25,000	35,725
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841%, 8/1/21	145,000	157,980
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	60,000	80,261
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995%, 7/1/20	50,000	50,283
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	35,000	43,477
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	45,000	61,528
New Jersey Economic Development Authority, Revenue Bonds, Series B
(Zero Coupon), 2/15/22	800,000	700,328
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875%, 12/15/39	1,595,000	1,653,329
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	56,000	82,482
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	47,750
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	545,000	595,085
5.435%, 5/15/23	715,000	797,175
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	45,000	67,143
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	75,000	72,677
State of California, Various Purposes, General Obligation Bonds, Series 2009
6.200%, 3/1/19	36,000	37,228
6.200%, 10/1/19	36,000	37,976
7.550%, 4/1/39	210,000	319,763
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	200,000	187,466
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389%, 3/15/40	45,000	54,249
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	45,000	48,794

Total Municipal Bonds		6,891,526

Supranational (0.7%)
African Development Bank
1.125%, 9/20/19	125,000	122,479
1.875%, 3/16/20	100,000	98,543
Asian Development Bank
1.750%, 1/10/20	300,000	296,427
1.375%, 3/23/20	27,000	26,435
2.125%, 11/24/21(x)	50,000	49,019
2.000%, 2/16/22	100,000	97,319
1.875%, 2/18/22	100,000	96,947
1.750%, 9/13/22	150,000	143,833
2.750%, 3/17/23	85,000	84,948
2.625%, 1/12/27	50,000	48,813
Corp. Andina de Fomento
8.125%, 6/4/19	45,000	47,828
2.200%, 7/18/20	100,000	98,682
Council of Europe Development Bank
1.875%, 1/27/20	125,000	123,752
European Bank for Reconstruction & Development
1.500%, 3/16/20	27,000	26,514
1.125%, 8/24/20	100,000	96,817
2.125%, 3/7/22	100,000	97,817
2.750%, 3/7/23	25,000	24,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
European Investment Bank
1.250%, 5/15/19	$100,000	$98,805
1.750%, 6/17/19	125,000	124,106
1.250%, 12/16/19	200,000	196,032
1.625%, 3/16/20	100,000	98,352
1.375%, 6/15/20(x)	100,000	97,521
1.625%, 8/14/20	50,000	48,934
2.875%, 9/15/20	91,000	91,662
4.000%, 2/16/21	91,000	94,414
2.000%, 3/15/21	125,000	122,680
2.500%, 4/15/21	50,000	49,765
2.375%, 5/13/21	150,000	148,685
2.250%, 3/15/22(x)	225,000	220,709
3.250%, 1/29/24	50,000	50,999
1.875%, 2/10/25	100,000	93,762
2.125%, 4/13/26	75,000	70,809
Inter-American Development Bank
1.625%, 5/12/20	175,000	171,983
1.375%, 7/15/20(x)	91,000	88,715
2.125%, 11/9/20	50,000	49,460
1.875%, 3/15/21	100,000	97,874
1.750%, 4/14/22	100,000	96,225
1.750%, 9/14/22	100,000	95,801
2.500%, 1/18/23	100,000	98,737
3.000%, 2/21/24	75,000	75,653
2.125%, 1/15/25	100,000	94,441
International Bank for Reconstruction & Development
1.250%, 7/26/19	200,000	197,151
1.875%, 10/7/19	125,000	124,055
1.875%, 4/21/20	250,000	247,070
2.125%, 11/1/20	75,000	74,219
1.625%, 3/9/21	100,000	97,270
1.375%, 5/24/21	75,000	72,191
2.250%, 6/24/21	125,000	123,530
1.375%, 9/20/21	100,000	95,746
2.125%, 2/13/23	68,000	65,963
1.750%, 4/19/23	100,000	95,124
2.500%, 7/29/25	75,000	73,137
1.875%, 10/27/26	150,000	138,048
International Finance Corp.
1.625%, 7/16/20	100,000	98,038
1.125%, 7/20/21(x)	100,000	95,216
Nordic Investment Bank
2.250%, 2/1/21(x)	200,000	198,010

Total Supranational		5,852,061

U.S. Government Agency Securities (0.7%)
FFCB
1.950%, 1/10/20	100,000	99,501
1.620%, 4/20/21	150,000	146,533
FHLB
1.375%, 5/28/19	180,000	178,277
1.125%, 6/21/19	125,000	123,378
0.875%, 8/5/19	250,000	245,566
1.000%, 9/26/19	100,000	98,135
1.375%, 11/15/19(x)	185,000	182,407
2.125%, 2/11/20(x)	50,000	49,798
4.125%, 3/13/20	271,000	280,222
2.375%, 3/30/20	200,000	199,982
1.830%, 7/29/20	75,000	74,110
1.800%, 8/28/20	100,000	98,536
1.950%, 11/5/20	100,000	98,626
1.375%, 2/18/21(x)	100,000	97,042
2.160%, 8/17/22	75,000	73,685
2.875%, 9/13/24	75,000	75,577
FHLMC
1.750%, 5/30/19	161,000	160,139
2.000%, 7/30/19	36,000	35,967
1.300%, 8/28/19	100,000	98,818
1.250%, 10/2/19	136,000	134,002
1.625%, 10/25/19	100,000	99,179
1.375%, 4/20/20	200,000	196,196
1.375%, 5/1/20	91,000	89,246
1.875%, 11/17/20	100,000	98,638
2.000%, 11/20/20	100,000	98,692
2.375%, 2/16/21	250,000	249,375
2.375%, 1/13/22	300,000	298,028
FNMA
1.300%, 4/29/19	125,000	123,820
0.875%, 8/2/19	150,000	147,308
1.000%, 10/24/19	200,000	196,148
1.750%, 11/26/19(x)	100,000	99,103
1.500%, 6/22/20	125,000	122,705
1.500%, 11/30/20	100,000	97,695
1.875%, 12/28/20	100,000	98,585
2.000%, 1/5/22	200,000	195,889
2.625%, 9/6/24(x)	82,000	81,235
2.125%, 4/24/26	110,000	104,059
1.875%, 9/24/26	100,000	92,183
Tennessee Valley Authority
3.875%, 2/15/21	91,000	94,572
2.875%, 9/15/24	50,000	50,385

Total U.S. Government Agency Securities		5,183,342

U.S. Treasury Obligations (21.1%)
U.S. Treasury Bonds
8.500%, 2/15/20	546,000	609,009
7.875%, 2/15/21	91,000	104,932
7.125%, 2/15/23	200,000	241,689
6.750%, 8/15/26	100,000	130,324
4.250%, 5/15/39	362,000	440,452
4.500%, 8/15/39	352,000	442,723
4.375%, 11/15/39	1,053,000	1,303,931
4.625%, 2/15/40	100,000	127,959
4.375%, 5/15/40	200,000	247,949
4.375%, 5/15/41(z)	3,200,000	3,983,000
3.000%, 5/15/42(v)	300,000	303,234
3.125%, 2/15/43	1,376,000	1,418,140
2.875%, 5/15/43	2,397,000	2,362,918
3.625%, 8/15/43	3,612,000	4,043,253
3.750%, 11/15/43#	1,846,000	2,108,875
3.625%, 2/15/44	200,000	224,074
3.000%, 5/15/45	300,000	301,957
2.875%, 8/15/45	1,300,000	1,276,818
2.250%, 8/15/46	600,000	516,879
2.875%, 11/15/46	377,000	369,755
3.000%, 2/15/47	250,000	251,328
3.000%, 5/15/47	3,400,000	3,417,000
2.750%, 11/15/47	531,000	507,613
3.000%, 2/15/48	396,000	398,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
0.875%, 4/15/19	$600,000	$592,131
1.250%, 4/30/19	273,000	270,337
1.625%, 4/30/19	500,000	497,141
0.875%, 5/15/19	350,000	344,991
1.250%, 5/31/19	1,000,000	989,404
1.500%, 5/31/19	1,100,000	1,091,492
0.875%, 6/15/19	400,000	393,807
1.000%, 6/30/19	546,000	537,901
1.250%, 6/30/19	500,000	494,238
1.625%, 6/30/19	500,000	496,545
0.750%, 7/15/19	500,000	490,830
1.375%, 7/31/19	1,000,000	989,243
1.625%, 7/31/19	500,000	496,265
0.750%, 8/15/19	400,000	392,139
1.000%, 8/31/19	364,000	357,822
1.250%, 8/31/19	1,000,000	986,514
1.625%, 8/31/19	600,000	595,025
0.875%, 9/15/19	425,000	416,714
1.000%, 9/30/19	546,000	536,229
1.375%, 9/30/19	300,000	296,141
1.750%, 9/30/19	550,000	546,109
1.000%, 10/15/19	400,000	392,623
1.250%, 10/31/19	646,000	636,083
1.500%, 10/31/19	600,000	593,013
1.000%, 11/15/19	200,000	196,051
3.375%, 11/15/19	915,000	931,298
1.000%, 11/30/19	100,000	97,966
1.500%, 11/30/19	625,000	617,343
1.375%, 12/15/19	300,000	295,528
1.125%, 12/31/19	546,000	535,517
1.625%, 12/31/19	250,000	247,296
1.375%, 1/15/20	800,000	787,578
1.250%, 1/31/20	750,000	736,322
1.375%, 1/31/20	546,000	537,415
1.375%, 2/15/20	300,000	295,018
3.625%, 2/15/20	1,830,000	1,874,821
1.250%, 2/29/20	646,000	633,591
1.375%, 2/29/20	525,000	516,153
1.625%, 3/15/20	200,000	197,465
1.125%, 3/31/20	789,000	771,001
1.375%, 3/31/20	600,000	589,236
1.500%, 4/15/20	350,000	344,432
1.125%, 4/30/20	432,000	421,609
1.375%, 4/30/20	600,000	588,592
1.500%, 5/15/20	1,000,000	983,223
3.500%, 5/15/20	700,000	716,850
1.375%, 5/31/20	400,000	391,996
1.500%, 5/31/20	600,000	589,588
1.500%, 6/15/20	300,000	294,747
1.625%, 6/30/20	550,000	541,589
1.875%, 6/30/20	700,000	693,034
1.500%, 7/15/20	850,000	834,253
1.625%, 7/31/20	600,000	590,391
1.500%, 8/15/20	350,000	343,311
2.625%, 8/15/20	989,000	995,268
1.375%, 8/31/20	425,000	415,317
2.125%, 8/31/20	500,000	497,363
1.375%, 9/15/20	900,000	879,311
1.375%, 9/30/20	500,000	488,159
2.000%, 9/30/20	375,000	371,785
1.625%, 10/15/20	600,000	589,195
1.375%, 10/31/20	725,000	707,052
1.750%, 10/31/20	350,000	344,603
2.625%, 11/15/20	911,000	916,623
1.625%, 11/30/20	500,000	490,435
2.000%, 11/30/20	1,200,000	1,188,492
1.750%, 12/31/20	600,000	590,069
2.375%, 12/31/20	500,000	499,990
2.000%, 1/15/21	1,500,000	1,484,722
1.375%, 1/31/21	800,000	777,836
2.125%, 1/31/21	275,000	273,026
3.625%, 2/15/21	500,000	517,163
1.125%, 2/28/21	1,000,000	964,404
2.000%, 2/28/21	250,000	247,234
1.250%, 3/31/21	550,000	531,835
2.250%, 3/31/21	250,000	248,923
1.375%, 4/30/21	900,000	872,508
2.250%, 4/30/21	450,000	447,890
3.125%, 5/15/21	636,000	649,248
1.375%, 5/31/21	525,000	508,153
2.000%, 5/31/21	500,000	493,437
1.125%, 6/30/21	650,000	623,543
2.125%, 6/30/21	400,000	396,094
1.125%, 7/31/21	600,000	574,717
2.250%, 7/31/21	450,000	447,192
2.125%, 8/15/21	452,000	447,043
1.125%, 8/31/21	400,000	382,586
2.000%, 8/31/21	400,000	393,980
1.125%, 9/30/21	500,000	477,627
2.125%, 9/30/21	400,000	395,402
1.250%, 10/31/21	575,000	551,057
2.000%, 10/31/21	350,000	344,360
2.000%, 11/15/21	537,000	528,316
1.750%, 11/30/21	750,000	730,847
1.875%, 11/30/21	550,000	538,673
2.000%, 12/31/21	500,000	491,201
2.125%, 12/31/21	325,000	320,947
1.500%, 1/31/22	475,000	457,772
1.875%, 1/31/22	500,000	488,682
2.000%, 2/15/22	352,000	345,723
1.750%, 2/28/22	475,000	461,928
1.875%, 2/28/22	1,200,000	1,172,004
1.750%, 3/31/22	500,000	485,874
1.875%, 3/31/22	500,000	488,062
1.750%, 4/30/22	850,000	825,081
1.875%, 4/30/22	1,050,000	1,023,996
1.750%, 5/15/22	478,000	463,884
1.750%, 5/31/22	900,000	872,815
1.875%, 5/31/22	500,000	487,520
1.750%, 6/30/22	800,000	775,328
2.125%, 6/30/22	325,000	319,824
1.875%, 7/31/22	450,000	437,928
1.625%, 8/15/22	378,000	363,995
1.625%, 8/31/22	600,000	577,365
1.875%, 8/31/22(v)	2,300,000	2,237,110
1.750%, 9/30/22	1,300,000	1,256,569
1.875%, 9/30/22	450,000	437,331
1.875%, 10/31/22	500,000	485,752
2.000%, 10/31/22(v)	550,000	537,131
1.625%, 11/15/22	1,000,000	960,059
2.000%, 11/30/22	500,000	488,047
2.125%, 12/31/22	425,000	416,832
1.750%, 1/31/23	775,000	746,581
2.000%, 2/15/23	725,000	706,422
1.500%, 2/28/23	1,025,000	974,821
2.625%, 2/28/23	33,000	33,103
1.500%, 3/31/23	847,000	804,650
1.625%, 4/30/23	1,132,000	1,080,728
1.750%, 5/15/23	933,000	895,753
1.625%, 5/31/23	950,000	906,072
1.375%, 6/30/23	400,000	376,285
1.250%, 7/31/23	1,250,000	1,166,687
2.500%, 8/15/23	675,000	671,836
1.375%, 8/31/23	350,000	328,457
1.375%, 9/30/23	850,000	796,609

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount		Value (Note 1)
1.625%, 10/31/23		$1,125,000	$1,067,739
2.750%, 11/15/23		750,000	755,332
2.125%, 11/30/23		500,000	487,026
2.250%, 12/31/23		450,000	441,009
2.250%, 1/31/24		1,350,000	1,322,170
2.750%, 2/15/24		837,000	842,297
2.125%, 2/29/24		700,000	680,374
2.125%, 3/31/24		550,000	534,204
2.000%, 4/30/24		2,527,000	2,434,681
2.500%, 5/15/24		887,000	879,551
2.000%, 5/31/24		2,780,000	2,676,374
2.000%, 6/30/24		550,000	529,209
2.125%, 7/31/24(v)(z)		6,450,000	6,249,068
2.375%, 8/15/24		1,100,000	1,081,416
1.875%, 8/31/24		1,000,000	954,072
2.125%, 9/30/24(v)(z)		5,550,000	5,369,896
2.250%, 10/31/24		300,000	292,318
2.250%, 11/15/24		1,100,000	1,071,372
2.125%, 11/30/24		200,000	193,271
2.250%, 12/31/24		3,028,000	2,947,628
2.000%, 2/15/25		1,826,000	1,747,254
2.750%, 2/28/25		468,000	469,974
2.125%, 5/15/25		2,156,000	2,076,392
2.000%, 8/15/25		1,843,000	1,756,411
2.250%, 11/15/25		1,804,000	1,746,286
1.625%, 2/15/26		1,200,000	1,107,187
1.625%, 5/15/26		1,200,000	1,103,906
1.500%, 8/15/26		1,300,000	1,180,169
2.000%, 11/15/26		2,462,000	2,322,310
2.250%, 2/15/27		2,556,000	2,456,980
2.375%, 5/15/27(z)		2,250,000	2,183,401
2.250%, 8/15/27(z)		5,100,000	4,890,372
2.250%, 11/15/27		1,137,400	1,089,538
2.750%, 2/15/28		1,835,000	1,835,860

Total U.S. Treasury Obligations			163,521,303

Total Long-Term Debt Securities (105.7%) (Cost $839,723,899)			818,775,715

SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.2%)
Barclays Bank plc
(ICE LIBOR USD 3 Month + 0.47%), 2.35%, 5/17/18(k)		1,100,000	1,100,081
1.94%, 9/4/18		400,000	399,092

Total Certificates of Deposit			1,499,173

Commercial Paper (0.1%)
Ford Motor Credit Co. LLC
2.17%, 5/2/18(n)(p)		500,000	499,039
ING US Funding LLC
2.14%, 5/25/18(n)(p)		400,000	398,697
Rockwell Collins, Inc.
2.39%, 4/16/18(n)(p)		400,000	399,575

Total Commercial Paper			1,297,311

Foreign Government Treasury Bills (1.4%)
Argentina Treasury Bills
3.39%, 1/25/19(p)		400,000	389,158
3.79%, 2/22/19(p)		2,200,000	2,127,468
Hellenic Republic
1.27%, 7/6/18(p)	EUR	1,300,000	1,594,114
1.31%, 8/3/18(p)		300,000	367,466
1.34%, 3/15/19(p)		300,000	364,414
Japan Treasury Bills
(0.09)%, 5/21/18(p)	JPY	200,800,000	1,887,363
(0.10)%, 5/28/18(p)		140,000,000	1,315,929
(0.12)%, 6/11/18(p)		198,100,000	1,862,200
Republic of Italy
(0.77)%, 4/13/18(p)	EUR	300,000	369,237
(0.59)%, 4/30/18(p)		500,000	615,527

Total Foreign Government Treasury Bills			10,892,876

	Number of Shares		Value (Note 1)
Investment Company (5.0%)
JPMorgan Prime Money Market Fund, IM Shares		38,648,834	38,644,969

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.8%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,500,219, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $1,530,001.(xx)		$1,500,000	1,500,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $600,085, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $612,505.(xx)		600,000	600,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $700,105, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $714,036.(xx)		700,000	700,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $500,073, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $510,025.(xx)		500,000	500,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $238,666, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $243,405.(xx)		238,632	238,632

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $204,103.(xx)	$200,000	$200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $800,123, collateralized by various Common Stocks; total market value $889,854.(xx)	800,000	800,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $800,123, collateralized by various Common Stocks; total market value $889,854.(xx)	800,000	800,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $500,075, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $510,010.(xx)	500,000	500,000

Total Repurchase Agreements		5,838,632

U.S. Government Agency Securities (0.3%)
FHLB
3.27%, 4/2/18(o)(p)	2,200,000	2,199,600
Resolution Funding Corp.
2.14%, 7/15/18(p)	27,000	26,832

Total U.S. Government Agency Securities		2,226,432

U.S. Treasury Obligations (4.2%)
U.S. Treasury Bills
1.48%, 4/26/18(p)	16,200,000	16,182,694
1.52%, 5/3/18(p)	16,200,000	16,177,472

Total U.S. Treasury Obligations		32,360,166

Total Short-Term Investments (12.0%) (Cost $92,734,557)		92,759,559

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-OAT 05/25/2018 at EUR 170.00, American Style Notional Amount: EUR 2,600,000 Exchange Traded*	26	320
U.S. Treasury 10 Year Note 05/25/2018 at USD 132.50, American Style Notional Amount: USD 1,900,000 Exchange Traded*	19	—
U.S. Treasury 10 Year Note 05/25/2018 at USD 136.00, American Style Notional Amount: USD 500,000 Exchange Traded*	5	—
U.S. Treasury 10 Year Note 05/25/2018 at USD 140.00, American Style Notional Amount: USD 1,000,000 Exchange Traded*	10	—

		320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Contracts	Value (Note 1)
Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 05/25/2018 at EUR 141.00, American Style Notional Amount: EUR 4,300,000 Exchange Traded*	43	$529
Euro-Bund 05/25/2018 at EUR 140.00, American Style Notional Amount: EUR 6,500,000 Exchange Traded*	65	800
U.S. Treasury 10 Year Note 05/25/2018 at USD 108.00, American Style Notional Amount: USD 1,500,000 Exchange Traded*	15	—
U.S. Treasury 5 Year Note 05/25/2018 at USD 104.75, American Style Notional Amount: USD 900,000 Exchange Traded*	9	—
U.S. Treasury 5 Year Note 05/25/2018 at USD 105.50, American Style Notional Amount: USD 12,500,000 Exchange Traded*	125	—
U.S. Treasury 5 Year Note 05/25/2018 at USD 106.00, American Style Notional Amount: USD 25,000,000 Exchange Traded*	250	—
U.S. Treasury 5 Year Note 05/25/2018 at USD 105.00, American Style Notional Amount: USD 7,400,000 Exchange Traded*	74	—
U.S. Treasury 5 Year Note 05/25/2018 at USD 105.25, American Style Notional Amount: USD 2,900,000 Exchange Traded*	29	—
U.S. Treasury 5 Year Note 05/25/2018 at USD 104.25, American Style Notional Amount: USD 4,000,000 Exchange Traded*	40	—

		1,329

Total Options Purchased (0.0%) (Cost $6,730)		1,649

Total Investments Before Securities Sold Short (117.7%) (Cost $932,465,186)		911,536,923

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.8%)
FNMA
2.000%, 4/25/33 TBA	$(104,000)	(99,466)
3.000%, 4/25/33 TBA	(104,000)	(103,878)
3.000%, 5/25/33 TBA	(500,000)	(498,848)
3.500%, 4/25/48 TBA	(1,854,745)	(1,858,657)
4.500%, 4/25/48 TBA	(378,000)	(395,778)
3.000%, 4/25/48 TBA	(748,377)	(729,960)
6.000%, 4/25/48 TBA	(38,000)	(42,245)
3.500%, 5/25/48 TBA	(1,060,000)	(1,060,621)
GNMA
3.500%, 4/15/48 TBA	(1,819,000)	(1,836,480)

Total Securities Sold Short (-0.8%) (Proceeds Received $6,589,377)		(6,625,933)

Total Investments after Securities Sold Short (116.9%) (Cost $925,875,809)		904,910,990
Other Assets Less Liabilities (-16.9%)		(130,568,937)

Net Assets (100%)		$774,342,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2018, the market value of these securities amounted to $115,782,017 or 15.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $181,642.

(b)	Rule 144A Illiquid Security. At March 31, 2018, the market value of these securities amounted to $8,967,233 or 1.2% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2018. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2018.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $22,868,070 or 3.0% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2018.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,686,740.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $5,931,850. This was secured by collateral of $5,838,632 which was received as cash and subsequently invested in short-term investments currently valued at $5,838,632, as reported in the Portfolio of Investments, and $214,711 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 3.125%, maturing 9/13/18-5/15/46.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2018.

(z)	All or a portion of the Security is held as a Sale-Buyback Position.

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentinian Nuevo peso

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DKK — Denmark Krone

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian rupiah

IO — Interest Only

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MYR — Malaysian Ringgit

NOK — Norwegian Krone

PEN — Peru Nuevo So

PIK — Payment-in Kind Security

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TWD — New Taiwan Dollar

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	87	6/2018	EUR	17,066,846	303,338
U.S. Treasury 2 Year Note	138	6/2018	USD	29,340,094	2,752
U.S. Treasury 5 Year Note	760	6/2018	USD	86,990,312	305,005
U.S. Treasury Ultra Bond	12	6/2018	USD	1,925,625	51,551
3 Month Eurodollar	3	3/2019	USD	730,575	596

					663,242

Short Contracts
Australia 10 Year Bond	(29)	6/2018	AUD	(2,887,015)	(43,604)
Canada 10 Year Bond	(27)	6/2018	CAD	(2,792,944)	(51,590)
Euro-BTP	(30)	6/2018	EUR	(5,123,225)	(126,148)
Euro-Bund	(1)	6/2018	EUR	(196,171)	(2,975)
Euro-OAT	(110)	6/2018	EUR	(20,923,679)	(509,790)
Japan 10 Year Bond	(20)	6/2018	JPY	(28,338,893)	(65,799)
Long Gilt	(80)	6/2018	GBP	(13,785,317)	(243,697)
U.S. Treasury 10 Year Note	(121)	6/2018	USD	(14,658,016)	(112,709)
U.S. Treasury Long Bond	(34)	6/2018	USD	(4,985,250)	(145,647)
3 Month Eurodollar	(22)	3/2020	USD	(5,346,275)	(4,601)
3 Month Eurodollar	(34)	6/2020	USD	(8,262,000)	(8,692)
3 Month Eurodollar	(34)	9/2020	USD	(8,261,150)	(8,767)

					(1,324,019)

					(660,777)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
KRW	461,471,700	USD	431,000	Goldman Sachs Bank USA**	4/2/2018	1,941
USD	450,155	TWD	13,095,000	HSBC Bank plc**	4/2/2018	1,034
DKK	97,000	USD	14,880	Deutsche Bank AG	4/3/2018	1,130
GBP	220,000	USD	305,922	Barclays Bank plc	4/4/2018	2,751
GBP	1,254,000	USD	1,735,897	JPMorgan Chase Bank	4/4/2018	23,537
USD	44,112	AUD	57,000	Deutsche Bank AG	4/4/2018	333
USD	1,174,779	AUD	1,508,000	JPMorgan Chase Bank	4/4/2018	16,563
USD	577,760	EUR	468,000	Bank of America	4/4/2018	1,869
USD	3,860,500	EUR	3,122,000	Goldman Sachs Bank USA	4/4/2018	18,769
USD	1,896,941	JPY	200,880,330	Credit Suisse	4/9/2018	8,343
RUB	23,964,400	USD	415,500	HSBC Bank plc**	4/10/2018	2,472
USD	418,000	RUB	23,964,400	JPMorgan Chase Bank**	4/10/2018	28
USD	1,897,287	JPY	200,920,000	Barclays Bank plc	4/12/2018	7,959
USD	370,129	EUR	300,139	Deutsche Bank AG	4/13/2018	565
RUB	49,991,138	USD	839,322	HSBC Bank plc**	4/18/2018	31,834
RUB	122,801,070	USD	2,057,486	JPMorgan Chase Bank**	4/18/2018	82,471
USD	2,825,959	RUB	161,243,552	HSBC Bank plc**	4/18/2018	16,095
USD	253,000	RUB	14,423,530	Goldman Sachs Bank USA**	4/23/2018	1,789
USD	784,000	RUB	44,934,960	Goldman Sachs Bank USA**	4/26/2018	1,635
USD	514,000	RUB	29,460,346	HSBC Bank plc**	4/26/2018	1,064
USD	823,000	RUB	47,083,830	Goldman Sachs Bank USA**	4/27/2018	3,310
USD	617,499	EUR	500,333	JPMorgan Chase Bank	4/30/2018	681
CAD	1,294,000	USD	1,002,983	Goldman Sachs Bank USA	5/3/2018	1,991
CAD	905,000	USD	702,397	JPMorgan Chase Bank	5/3/2018	464
USD	4,483,910	EUR	3,590,000	Goldman Sachs Bank USA	5/3/2018	57,153
USD	89,053	EUR	72,000	HSBC Bank plc	5/3/2018	271
USD	5,297,230	GBP	3,721,000	HSBC Bank plc	5/3/2018	70,026
USD	54,613	EUR	44,100	Royal Bank of Scotland	5/9/2018	210
JPY	96,200,000	USD	906,059	Bank of America	5/15/2018	488
NOK	3,080,000	USD	389,905	JPMorgan Chase Bank	5/15/2018	3,517
SEK	7,070,000	USD	848,191	Bank of America	5/15/2018	1,120
USD	606,743	JPY	64,300,000	Goldman Sachs Bank USA	5/15/2018	808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,689,697	JPY	177,200,000	JPMorgan Chase Bank	5/15/2018	19,841
USD	399,725	NOK	3,070,000	JPMorgan Chase Bank	5/15/2018	7,580
USD	4,840,344	SEK	38,805,000	Bank of America	5/15/2018	178,747
USD	1,124,945	SEK	9,170,000	JPMorgan Chase Bank	5/15/2018	23,365
RUB	27,490,800	USD	472,788	HSBC Bank plc**	5/25/2018	4,215
USD	313,000	RUB	18,020,633	JPMorgan Chase Bank**	5/25/2018	317
USD	569,000	RUB	32,782,729	JPMorgan Chase Bank**	6/7/2018	1,018
KRW	461,471,700	USD	431,782	Barclays Bank plc**	6/20/2018	2,364
KRW	1,202,091,300	USD	1,107,000	Deutsche Bank AG**	6/20/2018	23,912
KRW	857,444,000	USD	794,113	HSBC Bank plc**	6/20/2018	12,559
KRW	539,589,760	USD	502,000	JPMorgan Chase Bank**	6/20/2018	5,639
USD	1,638,638	TWD	47,474,606	Deutsche Bank AG**	6/20/2018	1,185
DKK	276,000	USD	42,564	JPMorgan Chase Bank	7/2/2018	3,311
USD	377,225	EUR	300,000	Barclays Bank plc	8/3/2018	4,578
DKK	52,000	USD	8,064	JPMorgan Chase Bank	10/1/2018	645
USD	382,416	EUR	300,000	HSBC Bank plc	3/15/2019	2,499
USD	675,634	JPY	67,710,000	Deutsche Bank AG	3/16/2020	1,266

Total unrealized appreciation						655,262

TWD	13,095,000	USD	450,000	HSBC Bank plc**	4/2/2018	(880)
USD	430,907	KRW	461,471,700	Barclays Bank plc**	4/2/2018	(2,033)
USD	4,250,893	DKK	28,959,000	Bank of America	4/3/2018	(528,924)
USD	1,283,645	DKK	8,005,000	Deutsche Bank AG	4/3/2018	(37,618)
USD	619,097	DKK	3,851,082	Goldman Sachs Bank USA	4/3/2018	(16,542)
USD	2,175,930	DKK	14,326,000	JPMorgan Chase Bank	4/3/2018	(188,643)
USD	1,646,601	DKK	11,215,000	JPMorgan Chase Bank	4/3/2018	(204,487)
EUR	3,590,000	USD	4,474,576	Goldman Sachs Bank USA	4/4/2018	(56,955)
GBP	3,721,000	USD	5,290,827	HSBC Bank plc	4/4/2018	(70,048)
USD	261,079	GBP	189,000	Barclays Bank plc	4/4/2018	(4,099)
USD	5,202,239	GBP	3,721,000	Goldman Sachs Bank USA	4/4/2018	(18,539)
USD	1,785,572	GBP	1,285,000	HSBC Bank plc	4/4/2018	(17,358)
USD	183,639	GBP	132,000	Standard Chartered Bank	4/4/2018	(1,565)
USD	471,000	RUB	27,199,505	JPMorgan Chase Bank**	4/10/2018	(3,396)
USD	201,000	RUB	11,548,656	JPMorgan Chase Bank**	4/18/2018	(249)
RUB	161,243,552	USD	2,823,484	HSBC Bank plc**	4/26/2018	(16,063)
USD	561,000	RUB	32,420,190	Goldman Sachs Bank USA**	4/27/2018	(3,409)
USD	837,671	RUB	48,412,470	HSBC Bank plc**	4/27/2018	(5,151)
JPY	403,100,000	USD	3,824,241	Goldman Sachs Bank USA	5/15/2018	(25,602)
JPY	397,100,000	USD	3,770,583	JPMorgan Chase Bank	5/15/2018	(28,486)
SEK	20,865,000	USD	2,563,133	Bank of America	5/15/2018	(56,646)
SEK	1,970,000	USD	237,195	Deutsche Bank AG	5/15/2018	(541)
SEK	4,660,000	USD	567,868	Goldman Sachs Bank USA	5/15/2018	(8,067)
SEK	35,080,000	USD	4,305,893	JPMorgan Chase Bank	5/15/2018	(91,776)
USD	2,734,122	JPY	291,300,000	Goldman Sachs Bank USA	5/15/2018	(10,962)
USD	1,311,353	JPY	140,000,000	JPMorgan Chase Bank	5/29/2018	(9,215)
RUB	39,533,044	USD	693,990	Barclays Bank plc**	6/7/2018	(9,055)
RUB	41,331,051	USD	723,057	Goldman Sachs Bank USA**	6/7/2018	(6,971)
RUB	26,080,592	USD	457,000	JPMorgan Chase Bank**	6/7/2018	(5,137)
KRW	843,654,000	USD	795,000	Goldman Sachs Bank USA**	6/20/2018	(1,301)
TWD	19,258,056	USD	666,000	Bank of America**	6/20/2018	(1,768)
TWD	17,261,640	USD	598,104	HSBC Bank plc**	6/20/2018	(2,731)
USD	3,614,644	KRW	3,907,249,739	HSBC Bank plc**	6/20/2018	(61,245)
USD	188,445	MYR	740,401	Goldman Sachs Bank USA**	6/20/2018	(2,521)
USD	1,169,734	DKK	7,462,515	Goldman Sachs Bank USA	7/2/2018	(70,629)
USD	1,785,353	DKK	11,830,000	HSBC Bank plc	7/2/2018	(180,941)
USD	1,580,012	EUR	1,300,000	Barclays Bank plc	7/6/2018	(31,172)
USD	2,903,430	DKK	17,877,000	Bank of America	10/1/2018	(90,571)
USD	1,890,638	DKK	11,697,000	Deutsche Bank AG	10/1/2018	(68,349)
USD	185,520	DKK	1,130,000	Goldman Sachs Bank USA	10/1/2018	(3,730)
USD	522,063	DKK	3,385,000	JPMorgan Chase Bank	10/2/2018	(44,903)
USD	661,470	EUR	510,000	Deutsche Bank AG	12/13/2019	(79)
USD	665,754	EUR	510,000	Deutsche Bank AG	2/25/2020	(57)
Total unrealized depreciation						(1,988,414)

Net unrealized depreciation						(1,333,152)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Written Put Options Contracts as of March 31, 2018 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Euro-Bund	Exchange Traded	13	EUR (1,300,000)	EUR 158.00	4/20/2018	(1,759)
U.S. Treasury 10 Year Note	Exchange Traded	25	USD (2,500,000)	USD 120.00	4/20/2018	(2,344)
U.S. Treasury 10 Year Note	Exchange Traded	10	USD (1,000,000)	USD 120.50	4/20/2018	(2,032)

Total Written Options Contracts (Premiums Received ($11,647))						(6,135)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$76,174,442	$—	(b)	$76,174,442
Collateralized Mortgage Obligations	—	99,887,087	—		99,887,087
Commercial Mortgage-Backed Securities	—	33,226,059	—		33,226,059
Corporate Bonds
Consumer Discretionary	—	15,677,319	—		15,677,319
Consumer Staples	—	12,436,057	—		12,436,057
Energy	—	13,476,241	—		13,476,241
Financials	—	112,231,927	332,221		112,564,148
Health Care	—	14,235,845	—		14,235,845
Industrials	—	8,657,177	—		8,657,177
Information Technology	—	15,464,298	—		15,464,298
Materials	—	3,329,759	—		3,329,759
Real Estate	—	9,938,409	—		9,938,409
Telecommunication Services	—	8,219,672	—		8,219,672
Utilities	—	11,348,880	—		11,348,880
Foreign Government Securities	—	14,254,841	—		14,254,841
Forward Currency Contracts	—	655,262	—		655,262
Futures	663,242	—	—		663,242
Loan Participations
Financials	—	1,304,550	—		1,304,550
Industrials	—	1,595,913	—		1,595,913
Mortgage-Backed Securities	—	185,536,786	—		185,536,786
Municipal Bonds	—	6,891,526	—		6,891,526
Options Purchased
Call Options Purchased	320	—	—		320
Put Options Purchased	1,329	—	—		1,329
Short-Term Investments
Certificates of Deposit	—	1,499,173	—		1,499,173
Commercial Paper	—	1,297,311	—		1,297,311
Foreign Government Treasury Bills	—	10,892,876	—		10,892,876
Investment Company	38,644,969	—	—		38,644,969
Repurchase Agreements	—	5,838,632	—		5,838,632

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
U.S. Government Agency Securities	$—	$2,226,432	$—	$2,226,432
U.S. Treasury Obligations	—	32,360,166	—	32,360,166
Supranational	—	5,852,061	—	5,852,061
U.S. Government Agency Securities	—	5,183,342	—	5,183,342
U.S. Treasury Obligations	—	163,521,303	—	163,521,303

Total Assets	$39,309,860	$873,213,346	$332,221	$912,855,427

Liabilities:
Forward Currency Contracts	$—	$(1,988,414)	$—	$(1,988,414)
Futures	(1,324,019)	—	—	(1,324,019)
Mortgage-Backed Securities	—	(6,625,933)	—	(6,625,933)
Options Written
Put Options Written	(6,135)	—	—	(6,135)

Total Liabilities	$(1,330,154)	$(8,614,347)	$—	$(9,944,501)

Total	$37,979,706	$864,598,999	$332,221	$902,910,926

(a)	Securities with a market value of $200,000 transferred from Level 3 to Level 2 at the end of the period due to active trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,276,421
Aggregate gross unrealized depreciation	(32,870,288)

Net unrealized depreciation	$(23,593,867)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$926,504,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.0%)
Auto Components (0.8%)
Cooper-Standard Holdings, Inc.*	157	$19,281
Dana, Inc.	2,797	72,051
Dorman Products, Inc.*	1,069	70,778
Fox Factory Holding Corp.*	1,374	47,953
Gentex Corp.	7,235	166,550
Gentherm, Inc.*	1,113	37,786
Horizon Global Corp.(x)*	932	7,680
LCI Industries	985	102,588
Lear Corp.	2,200	409,398
Shiloh Industries, Inc.*	205	1,784
Standard Motor Products, Inc.	503	23,928
Tenneco, Inc.	7,536	413,499
Visteon Corp.*	1,267	139,674

		1,512,950

Automobiles (0.1%)
Thor Industries, Inc.	1,989	229,073
Winnebago Industries, Inc.	1,103	41,473

		270,546

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,801	38,289
Pool Corp.	1,574	230,151

		268,440

Diversified Consumer Services (1.8%)
Bridgepoint Education, Inc.*	634	4,273
Bright Horizons Family Solutions, Inc.*	8,010	798,756
Capella Education Co.	419	36,600
Carriage Services, Inc.	254	7,026
Chegg, Inc.(x)*	22,180	458,239
Collectors Universe, Inc.	282	4,430
Grand Canyon Education, Inc.*	11,547	1,211,510
H&R Block, Inc.	1,260	32,017
Houghton Mifflin Harcourt Co.*	2,756	19,154
Laureate Education, Inc., Class A*	14,200	195,250
Liberty Tax, Inc., Class A(x)	30	303
Service Corp. International	7,041	265,727
ServiceMaster Global Holdings, Inc.*	5,410	275,099
Sotheby’s*	1,503	77,119
Strayer Education, Inc.	413	41,734
Weight Watchers International, Inc.*	1,073	68,372

		3,495,609

Hotels, Restaurants & Leisure (5.0%)
Aramark	4,129	163,343
BJ’s Restaurants, Inc.	812	36,459
Bloomin’ Brands, Inc.	3,632	88,185
Bojangles’, Inc.*	684	9,473
Boyd Gaming Corp.	3,061	97,523
Brinker International, Inc.(x)	1,405	50,721
Caesars Entertainment Corp.*	296	3,330
Cheesecake Factory, Inc. (The)(x)	1,727	83,276
Choice Hotels International, Inc.	1,329	106,519
Churchill Downs, Inc.	518	126,418
Chuy’s Holdings, Inc.*	629	16,480
Cracker Barrel Old Country Store, Inc.(x)	775	123,380
Dave & Buster’s Entertainment, Inc.*	9,030	376,912
Denny’s Corp.*	1,948	30,058
Dine Brands Global, Inc.(x)	416	27,281
Domino’s Pizza, Inc.	1,750	408,730
Drive Shack, Inc.(x)*	1,083	5,177
Dunkin’ Brands Group, Inc.(x)	3,613	215,660
Eldorado Resorts, Inc.(x)*	1,893	62,469
Empire Resorts, Inc.(x)*	111	1,915
Extended Stay America, Inc.	4,396	86,909
Fiesta Restaurant Group, Inc.(x)*	46	851
Golden Entertainment, Inc.(x)*	125	2,904
Habit Restaurants, Inc. (The), Class A(x)*	802	7,058
Hilton Grand Vacations, Inc.*	25,331	1,089,740
Hilton Worldwide Holdings, Inc.	8,684	683,952
ILG, Inc.	382	11,884
Inspired Entertainment, Inc.*	223	1,227
Jack in the Box, Inc.	925	78,930
La Quinta Holdings, Inc.*	654	12,367
Lindblad Expeditions Holdings, Inc.*	732	7,518
Marcus Corp. (The)	640	19,424
Marriott Vacations Worldwide Corp.	3,587	477,788
Melco Resorts & Entertainment Ltd. (ADR)	20,218	585,918
MGM Resorts International	11,271	394,710
Nathan’s Famous, Inc.	93	6,873
Noodles & Co.(x)*	366	2,763
Norwegian Cruise Line Holdings Ltd.*	5,140	272,266
Papa John’s International, Inc.(x)	1,027	58,847
Penn National Gaming, Inc.*	439	11,528
Pinnacle Entertainment, Inc.*	1,557	46,944
Planet Fitness, Inc., Class A*	37,302	1,408,896
PlayAGS, Inc.(x)*	344	8,001
Potbelly Corp.*	201	2,422
Red Robin Gourmet Burgers, Inc.*	474	27,492
Red Rock Resorts, Inc., Class A	2,768	81,047
Ruth’s Hospitality Group, Inc.	1,137	27,800
Scientific Games Corp., Class A*	2,104	87,526
SeaWorld Entertainment, Inc.(x)*	2,667	39,552
Shake Shack, Inc., Class A(x)*	955	39,757
Six Flags Entertainment Corp.	2,651	165,051
Sonic Corp.(x)	842	21,244
Texas Roadhouse, Inc.	2,690	155,428
Vail Resorts, Inc.	6,106	1,353,699
Wendy’s Co. (The)	7,137	125,254
Wingstop, Inc.	9,841	464,790
Zoe’s Kitchen, Inc.(x)*	159	2,296

		9,903,965

Household Durables (1.2%)
Cavco Industries, Inc.*	350	60,813
Century Communities, Inc.*	50	1,498
GoPro, Inc., Class A(x)*	4,172	19,984
Helen of Troy Ltd.*	483	42,021
Hooker Furniture Corp.	428	15,708
Hovnanian Enterprises, Inc., Class A*	1,097	2,008
Installed Building Products, Inc.*	848	50,922
iRobot Corp.(x)*	1,045	67,079
KB Home	712	20,256
La-Z-Boy, Inc.	844	25,278
Leggett & Platt, Inc.	4,280	189,861
LGI Homes, Inc.(x)*	483	34,085
M/I Homes, Inc.*	10,288	327,673
MDC Holdings, Inc.	694	19,376
Meritage Homes Corp.*	113	5,113
Mohawk Industries, Inc.*	1,459	338,809
NVR, Inc.*	129	361,199
PICO Holdings, Inc.*	49	561
PulteGroup, Inc.	3,102	91,478
Taylor Morrison Home Corp., Class A*	14,719	342,657
Tempur Sealy International, Inc.(x)*	697	31,567
Toll Brothers, Inc.	2,691	116,386
TopBuild Corp.*	867	66,343

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
TRI Pointe Group, Inc.*	268	$4,403
Tupperware Brands Corp.	2,030	98,211
Universal Electronics, Inc.*	552	28,732
William Lyon Homes, Class A*	167	4,591
ZAGG, Inc.*	748	9,126

		2,375,738

Internet & Direct Marketing Retail (1.2%)
1-800-Flowers.com, Inc., Class A*	345	4,071
Duluth Holdings, Inc., Class B(x)*	14,320	268,214
Groupon, Inc.(x)*	13,350	57,939
Liberty Expedia Holdings, Inc., Class A*	400	15,712
Nutrisystem, Inc.	1,169	31,505
Overstock.com, Inc.(x)*	322	11,673
PetMed Express, Inc.	776	32,398
Shutterfly, Inc.*	7,561	614,331
TripAdvisor, Inc.*	6,976	285,249
Wayfair, Inc., Class A(x)*	15,334	1,035,504

		2,356,596

Leisure Products (0.5%)
American Outdoor Brands Corp.(x)*	2,066	21,321
Brunswick Corp.	2,825	167,777
Malibu Boats, Inc., Class A*	860	28,561
Marine Products Corp.	250	3,503
MCBC Holdings, Inc.*	757	19,076
Nautilus, Inc.*	1,235	16,611
Polaris Industries, Inc.(x)	5,770	660,780
Sturm Ruger & Co., Inc.(x)	672	35,280

		952,909

Media (1.0%)
AMC Networks, Inc., Class A*	2,005	103,659
Cable One, Inc.	190	130,551
Emerald Expositions Events, Inc.(x)	74	1,442
Entercom Communications Corp., Class A(x)	3,872	37,365
Entravision Communications Corp., Class A	2,706	12,718
Eros International plc(x)*	509	5,548
GCI Liberty, Inc., Class A*	612	32,350
Global Eagle Entertainment, Inc.(x)*	137	201
Gray Television, Inc.*	2,220	28,194
IMAX Corp.*	13,913	267,130
Interpublic Group of Cos., Inc. (The)	13,207	304,156
Liberty Media Corp.-Liberty Braves, Class C*	1,349	30,784
Liberty Media Corp.-Liberty Formula One, Class C(x)*	10,353	319,389
Liberty Media Corp-Liberty Braves, Class A*	384	8,728
Lions Gate Entertainment Corp., Class A(x)	1,353	34,948
Lions Gate Entertainment Corp., Class B	2,669	64,270
Live Nation Entertainment, Inc.*	5,383	226,840
Loral Space & Communications, Inc.*	488	20,325
Madison Square Garden Co. (The), Class A*	65	15,977
MDC Partners, Inc., Class A*	678	4,882
New York Times Co. (The), Class A	4,087	98,497
Nexstar Media Group, Inc., Class A	1,773	117,905
Reading International, Inc., Class A*	154	2,564
Sinclair Broadcast Group, Inc., Class A(x)	2,895	90,614
tronc, Inc.*	435	7,143
WideOpenWest, Inc.(x)*	255	1,823
World Wrestling Entertainment, Inc., Class A(x)	1,674	60,281

		2,028,284

Multiline Retail (0.9%)
Big Lots, Inc.(x)	1,692	73,653
Dollar Tree, Inc.*	10,322	979,557
Nordstrom, Inc.	4,658	225,494
Ollie’s Bargain Outlet Holdings, Inc.*	9,332	562,720
Sears Holdings Corp.(x)*	60	160

		1,841,584

Specialty Retail (2.4%)
America’s Car-Mart, Inc.*	102	5,146
Asbury Automotive Group, Inc.*	728	49,140
At Home Group, Inc.(x)*	7,231	231,681
Boot Barn Holdings, Inc.*	16,523	292,953
Burlington Stores, Inc.*	5,530	736,319
Camping World Holdings, Inc., Class A	1,255	40,474
Children’s Place, Inc. (The)(x)	680	91,970
Dick’s Sporting Goods, Inc.	2,537	88,922
Five Below, Inc.*	13,846	1,015,465
Floor & Decor Holdings, Inc., Class A(x)*	21,672	1,129,544
Foot Locker, Inc.	373	16,986
Francesca’s Holdings Corp.*	1,387	6,658
Hudson Ltd., Class A(x)*	889	14,144
J. Jill, Inc.(x)*	438	1,936
Lithia Motors, Inc., Class A	4,792	481,691
Lumber Liquidators Holdings, Inc.(x)*	1,099	26,288
MarineMax, Inc.*	548	10,659
Michaels Cos., Inc. (The)*	3,463	68,256
Monro, Inc.	1,249	66,946
National Vision Holdings, Inc.*	196	6,333
Party City Holdco, Inc.(x)*	58	905
Restoration Hardware Holdings, Inc.(x)*	788	75,081
Sally Beauty Holdings, Inc.*	1,789	29,429
Sleep Number Corp.(x)*	1,625	57,119
Sportsman’s Warehouse Holdings, Inc.(x)*	49,939	203,751
Tailored Brands, Inc.	633	15,863
Tile Shop Holdings, Inc.	1,556	9,336
Williams-Sonoma, Inc.(x)	651	34,347
Winmark Corp.	76	9,941

		4,817,283

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	1,877	195,396
Columbia Sportswear Co.	399	30,496
Crocs, Inc.*	2,167	35,214
Culp, Inc.	430	13,137
Deckers Outdoor Corp.*	72	6,482
Lululemon Athletica, Inc.*	3,805	339,102
Michael Kors Holdings Ltd.*	417	25,887
Oxford Industries, Inc.	263	19,609
Skechers U.S.A., Inc., Class A*	10,142	394,422
Steven Madden Ltd.	2,364	103,780
Superior Uniform Group, Inc.	306	8,039
Under Armour, Inc., Class A(x)*	26,699	436,528
Under Armour, Inc., Class C(x)*	14,842	212,982
Wolverine World Wide, Inc.	3,732	107,855

		1,928,929

Total Consumer Discretionary		31,752,833

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (1.5%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	345	$65,223
Castle Brands, Inc.(x)*	3,647	4,522
Coca-Cola Bottling Co. Consolidated	184	31,771
Craft Brew Alliance, Inc.*	532	9,895
MGP Ingredients, Inc.(x)	454	40,674
National Beverage Corp.	457	40,682
Primo Water Corp.*	947	11,089

		203,856

Food & Staples Retailing (0.3%)
Chefs’ Warehouse, Inc. (The)*	835	19,205
Performance Food Group Co.*	3,996	119,281
PriceSmart, Inc.(x)	871	72,772
Rite Aid Corp.(x)*	19,295	32,416
Smart & Final Stores, Inc.*	42,800	237,539
Sprouts Farmers Market, Inc.*	5,266	123,593

		604,806

Food Products (0.7%)
B&G Foods, Inc.(x)	2,597	61,549
Blue Buffalo Pet Products, Inc.*	3,758	149,606
Calavo Growers, Inc.(x)	665	61,313
Dean Foods Co.	181	1,560
Freshpet, Inc.(x)*	913	15,019
Hostess Brands, Inc.*	23,580	348,748
J&J Snack Foods Corp.	592	80,844
John B Sanfilippo & Son, Inc.	330	19,097
Lamb Weston Holdings, Inc.	1,350	78,597
Lancaster Colony Corp.	765	94,202
Landec Corp.*	225	2,936
Lifeway Foods, Inc.*	210	1,258
Limoneira Co.	148	3,512
Pilgrim’s Pride Corp.*	1,869	45,996
Simply Good Foods Co. (The)*	6,000	82,380
Tootsie Roll Industries, Inc.(x)	494	14,560
TreeHouse Foods, Inc.*	4,584	175,430

		1,236,607

Household Products (0.2%)
Central Garden & Pet Co.(x)*	81	3,483
Central Garden & Pet Co., Class A*	168	6,654
Energizer Holdings, Inc.	2,362	140,729
HRG Group, Inc.*	4,451	73,397
Spectrum Brands Holdings, Inc.(x)	954	98,930
WD-40 Co.(x)	542	71,381

		394,574

Personal Products (0.2%)
elf Beauty, Inc.(x)*	835	16,174
Herbalife Ltd.*	2,582	251,667
Inter Parfums, Inc.	303	14,286
Medifast, Inc.	430	40,184
Natural Health Trends Corp.(x)	257	4,886
Nu Skin Enterprises, Inc., Class A	548	40,393
Revlon, Inc., Class A(x)*	126	2,596
USANA Health Sciences, Inc.*	448	38,483

		408,669

Tobacco (0.0%)
Turning Point Brands, Inc.	209	4,063
Vector Group Ltd.	1,788	36,457

		40,520

Total Consumer Staples		2,889,032

Energy (1.8%)
Energy Equipment & Services (0.5%)
Cactus, Inc., Class A*	10,070	271,185
Fairmount Santrol Holdings, Inc.(x)*	5,572	23,681
FTS International, Inc.*	391	7,190
Keane Group, Inc.(x)*	2,216	32,797
Liberty Oilfield Services, Inc., Class A(x)*	13,200	222,948
NCS Multistage Holdings, Inc.*	415	6,225
Oceaneering International, Inc.	12,870	238,610
ProPetro Holding Corp.*	1,462	23,231
RigNet, Inc.*	531	7,222
RPC, Inc.(x)	2,081	37,520
Select Energy Services, Inc., Class A(x)*	1,026	12,948
Smart Sand, Inc.(x)*	767	4,464
Solaris Oilfield Infrastructure, Inc., Class A*	625	10,350
Superior Energy Services, Inc.*	8,600	72,498
US Silica Holdings, Inc.(x)	1,975	50,402

		1,021,271

Oil, Gas & Consumable Fuels (1.3%)
Abraxas Petroleum Corp.*	5,587	12,403
Antero Resources Corp.*	4,517	89,662
Ardmore Shipping Corp.*	497	3,777
Bonanza Creek Energy, Inc.*	83	2,300
Callon Petroleum Co.*	17,100	226,404
Carrizo Oil & Gas, Inc.(x)*	3,017	48,272
Chesapeake Energy Corp.(x)*	2,277	6,877
Diamondback Energy, Inc.*	906	114,627
Energy XXI Gulf Coast, Inc.*	194	745
Evolution Petroleum Corp.	986	7,937
Gastar Exploration, Inc.(x)*	3,247	2,217
Gulfport Energy Corp.*	598	5,771
Isramco, Inc.(x)*	22	2,284
Jagged Peak Energy, Inc.(x)*	2,214	31,284
Laredo Petroleum, Inc.*	6,406	55,796
Lilis Energy, Inc.(x)*	1,808	7,178
Matador Resources Co.*	3,916	117,128
Newfield Exploration Co.*	21,905	534,919
Panhandle Oil and Gas, Inc., Class A	324	6,253
Par Pacific Holdings, Inc.*	494	8,482
Parsley Energy, Inc., Class A*	6,150	178,289
PDC Energy, Inc.*	4,254	208,574
Penn Virginia Corp.*	524	18,361
Resolute Energy Corp.(x)*	5,622	194,802
Ring Energy, Inc.*	1,974	28,327
RSP Permian, Inc.*	2,632	123,388
Sanchez Energy Corp.(x)*	2,181	6,827
SilverBow Resources, Inc.*	90	2,619
SRC Energy, Inc.*	938	8,845
Tellurian, Inc.(x)*	2,298	16,569
Ultra Petroleum Corp.*	686	2,861
Uranium Energy Corp.(x)*	5,162	6,762
WPX Energy, Inc.*	27,131	400,996

		2,481,536

Total Energy		3,502,807

Financials (6.9%)
Banks (2.6%)
Access National Corp.	65	1,854
Allegiance Bancshares, Inc.*	333	13,037
Ameris Bancorp	1,080	57,132
Atlantic Capital Bancshares, Inc.*	130	2,353
Bank of NT Butterfield & Son Ltd. (The)	1,499	67,275
Bank of the Ozarks, Inc.	2,252	108,704
Bankwell Financial Group, Inc.	30	968
Blue Hills Bancorp, Inc.	472	9,841
Bryn Mawr Bank Corp.	62	2,725
BSB Bancorp, Inc.*	95	2,907
Cadence Bancorp	10,218	278,236

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Capstar Financial Holdings, Inc.*	139	$2,617
Carolina Financial Corp.	586	23,018
Chemical Financial Corp.	4,511	246,661
CoBiz Financial, Inc.	160	3,136
Columbia Banking System, Inc.	295	12,375
ConnectOne Bancorp, Inc.	328	9,446
Eagle Bancorp, Inc.*	1,010	60,449
East West Bancorp, Inc.	373	23,327
Equity Bancshares, Inc., Class A*	137	5,365
FB Financial Corp.*	241	9,782
First Connecticut Bancorp, Inc.	119	3,046
First Financial Bankshares, Inc.(x)	1,622	75,099
First Foundation, Inc.*	380	7,045
First of Long Island Corp. (The)	178	4,886
Franklin Financial Network, Inc.*	110	3,586
Glacier Bancorp, Inc.	509	19,535
Green Bancorp, Inc.*	172	3,827
Guaranty Bancorp	192	5,443
Guaranty Bancshares, Inc.(x)	394	13,124
HarborOne Bancorp, Inc.*	252	4,450
Heritage Commerce Corp.	187	3,082
Home BancShares, Inc.	5,159	117,677
Howard Bancorp, Inc.*	60	1,188
Investar Holding Corp.	114	2,947
Lakeland Financial Corp.	163	7,535
LegacyTexas Financial Group, Inc.	6,454	276,360
Live Oak Bancshares, Inc.	879	24,436
MB Financial, Inc.	8,977	363,390
Metropolitan Bank Holding Corp.*	4,000	168,440
Midland States Bancorp, Inc.	21	663
National Bank Holdings Corp., Class A	358	11,904
National Commerce Corp.*	203	8,841
Opus Bank	525	14,700
Pacific Premier Bancorp, Inc.*	546	21,949
People’s Utah Bancorp	96	3,101
Pinnacle Financial Partners, Inc.	7,101	455,885
Preferred Bank	552	35,438
Republic First Bancorp, Inc.(x)*	445	3,872
ServisFirst Bancshares, Inc.	1,815	74,088
Signature Bank*	1,288	182,832
South State Corp.	100	8,530
SunTrust Banks, Inc.	4,008	272,704
SVB Financial Group*	4,052	972,522
Texas Capital Bancshares, Inc.*	1,515	136,199
Tompkins Financial Corp.	32	2,424
TriState Capital Holdings, Inc.*	256	5,952
Union Bankshares, Inc.(x)	149	7,569
Veritex Holdings, Inc.*	188	5,202
West Bancorporation, Inc.	132	3,379
Western Alliance Bancorp*	9,921	576,510
Wintrust Financial Corp.	3,980	342,479

		5,193,047

Capital Markets (3.2%)
Affiliated Managers Group, Inc.	2,355	446,461
Artisan Partners Asset Management, Inc., Class A	1,920	63,936
BGC Partners, Inc., Class A	2,479	33,343
BrightSphere Investment Group plc	2,922	46,051
Cboe Global Markets, Inc.	4,441	506,718
Cohen & Steers, Inc.	836	33,992
Cowen, Inc.(x)*	67	884
Diamond Hill Investment Group, Inc.	154	31,810
Donnelley Financial Solutions, Inc.*	1,190	20,432
Eaton Vance Corp.	4,534	252,408
Evercore, Inc., Class A	4,780	416,816
FactSet Research Systems, Inc.	1,520	303,118
Federated Investors, Inc., Class B	1,005	33,567
Financial Engines, Inc.	2,312	80,920
GAMCO Investors, Inc., Class A	41	1,018
Hamilton Lane, Inc., Class A	378	14,073
Houlihan Lokey, Inc.	6,647	296,456
Investment Technology Group, Inc.	185	3,652
Ladenburg Thalmann Financial Services, Inc.	504	1,648
Lazard Ltd., Class A	13,952	733,317
Legg Mason, Inc.	780	31,707
LPL Financial Holdings, Inc.	3,552	216,921
MarketAxess Holdings, Inc.	1,460	317,462
Medley Management, Inc., Class A(x)	252	1,436
Moelis & Co., Class A	1,275	64,834
Morningstar, Inc.	706	67,437
MSCI, Inc.	3,524	526,732
Piper Jaffray Cos	41	3,405
Pzena Investment Management, Inc., Class A	511	5,687
SEI Investments Co.	5,180	388,034
Silvercrest Asset Management Group, Inc., Class A	292	4,438
Stifel Financial Corp.	7,856	465,311
TD Ameritrade Holding Corp.	13,199	781,778
Virtu Financial, Inc., Class A(x)	1,026	33,858
Virtus Investment Partners, Inc.	35	4,333
Westwood Holdings Group, Inc.	320	18,077
WisdomTree Investments, Inc.	4,553	41,751

		6,293,821

Consumer Finance (0.3%)
Credit Acceptance Corp.*	410	135,468
Enova International, Inc.*	412	9,085
FirstCash, Inc.	330	26,813
Green Dot Corp., Class A*	1,859	119,273
LendingClub Corp.(x)*	12,524	43,834
PRA Group, Inc.*	8,166	310,308

		644,781

Diversified Financial Services (0.1%)
FGL Holdings*	9,000	91,349
Marlin Business Services Corp.	122	3,459
Voya Financial, Inc.	425	21,463

		116,271

Insurance (0.5%)
Arthur J Gallagher & Co.	4,842	332,791
Aspen Insurance Holdings Ltd.	726	32,561
Assurant, Inc.	443	40,495
Atlas Financial Holdings, Inc.*	226	2,339
Crawford & Co., Class B	328	2,696
eHealth, Inc.*	561	8,028
Erie Indemnity Co., Class A	734	86,348
HCI Group, Inc.(x)	187	7,136
Health Insurance Innovations, Inc., Class A(x)*	461	13,323
Heritage Insurance Holdings, Inc.(x)	22	334
Infinity Property & Casualty Corp.	61	7,222
Investors Title Co.	48	9,595
Kinsale Capital Group, Inc.	588	30,182
Maiden Holdings Ltd.	288	1,872
National General Holdings Corp.	1,181	28,710
Primerica, Inc.	1,732	167,311
RenaissanceRe Holdings Ltd.	135	18,699
RLI Corp.	1,281	81,203
Stewart Information Services Corp.	57	2,505
Third Point Reinsurance Ltd.*	1,757	24,510
Trupanion, Inc.(x)*	932	27,857
United Insurance Holdings Corp.	559	10,699

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Insurance Holdings, Inc.	976	$31,134

		967,550

Thrifts & Mortgage Finance (0.2%)
BofI Holding, Inc.(x)*	1,051	42,597
Charter Financial Corp.	145	2,957
Essent Group Ltd.*	3,250	138,319
Greene County Bancorp, Inc.(x)	100	3,670
Hingham Institution for Savings	29	5,974
LendingTree, Inc.(x)*	256	84,006
Meridian Bancorp, Inc.	259	5,219
Meta Financial Group, Inc.	41	4,477
NMI Holdings, Inc., Class A*	330	5,462
Northfield Bancorp, Inc.	192	2,997
Walker & Dunlop, Inc.	933	55,439
Waterstone Financial, Inc.	133	2,301
WSFS Financial Corp.	332	15,903

		369,321

Total Financials		13,584,791

Health Care (18.6%)
Biotechnology (7.3%)
ACADIA Pharmaceuticals, Inc.*	3,901	87,655
Acceleron Pharma, Inc.*	1,216	47,546
Achaogen, Inc.(x)*	1,333	17,262
Acorda Therapeutics, Inc.*	271	6,409
Adamas Pharmaceuticals, Inc.(x)*	405	9,680
Aduro Biotech, Inc.*	1,962	18,247
Advaxis, Inc.(x)*	1,425	2,408
Agenus, Inc.(x)*	2,354	11,087
Agios Pharmaceuticals, Inc.*	1,829	149,576
Aileron Therapeutics, Inc.*	138	1,122
Aimmune Therapeutics, Inc.(x)*	6,383	203,171
Akebia Therapeutics, Inc.*	1,742	16,601
Alder Biopharmaceuticals, Inc.(x)*	510	6,477
Alkermes plc*	6,106	353,904
Alnylam Pharmaceuticals, Inc.*	3,031	360,992
Amicus Therapeutics, Inc.(x)*	23,028	346,341
AnaptysBio, Inc.*	717	74,625
Anavex Life Sciences Corp.(x)*	1,451	4,005
Apellis Pharmaceuticals, Inc.(x)*	364	8,048
Arena Pharmaceuticals, Inc.*	1,903	75,169
Argenx SE (ADR)*	1,000	80,440
ARMO BioSciences, Inc.(x)*	210	7,856
Array BioPharma, Inc.*	26,229	428,057
Arsanis, Inc.(x)*	156	3,571
Ascendis Pharma A/S (ADR)(x)*	4,151	271,475
Asterias Biotherapeutics, Inc.(x)*	1,117	1,620
Athenex, Inc.(x)*	186	3,164
Athersys, Inc.(x)*	3,729	6,824
Audentes Therapeutics, Inc.*	740	22,237
Avexis, Inc.*	4,306	532,135
Axovant Sciences Ltd.(x)*	1,211	1,611
BeiGene Ltd. (ADR)*	1,039	174,552
Bellicum Pharmaceuticals, Inc.(x)*	798	5,235
BioCryst Pharmaceuticals, Inc.(x)*	3,379	16,118
Biohaven Pharmaceutical Holding Co. Ltd.*	6,738	173,571
BioSpecifics Technologies Corp.*	208	9,223
Bluebird Bio, Inc.*	1,934	330,231
Blueprint Medicines Corp.*	4,390	402,563
Calithera Biosciences, Inc.*	1,247	7,856
Calyxt, Inc.(x)*	230	3,018
Cara Therapeutics, Inc.(x)*	936	11,588
Catalyst Pharmaceuticals, Inc.*	2,979	7,120
ChemoCentryx, Inc.*	938	12,757
Clovis Oncology, Inc.*	7,922	418,282
Coherus Biosciences, Inc.(x)*	1,547	17,094
Conatus Pharmaceuticals, Inc.(x)*	1,027	6,028
Concert Pharmaceuticals, Inc.*	354	8,107
Corbus Pharmaceuticals Holdings, Inc.(x)*	1,776	10,834
Cue Biopharma, Inc.*	282	3,962
Curis, Inc.*	4,631	3,025
Cytokinetics, Inc.*	1,683	12,118
CytomX Therapeutics, Inc.*	1,162	33,059
Deciphera Pharmaceuticals, Inc.(x)*	239	4,790
Denali Therapeutics, Inc.(x)*	505	9,943
Dynavax Technologies Corp.(x)*	10,879	215,948
Eagle Pharmaceuticals, Inc.*	329	17,335
Edge Therapeutics, Inc.(x)*	731	863
Editas Medicine, Inc.(x)*	1,014	33,614
Emergent BioSolutions, Inc.*	643	33,854
Epizyme, Inc.*	1,400	24,850
Esperion Therapeutics, Inc.*	705	50,993
Exact Sciences Corp.*	36,964	1,490,757
Exelixis, Inc.*	11,650	258,048
Fate Therapeutics, Inc.(x)*	448	4,372
FibroGen, Inc.*	2,801	129,406
Flexion Therapeutics, Inc.(x)*	1,258	28,192
Fortress Biotech, Inc.(x)*	1,422	6,470
Foundation Medicine, Inc.*	583	45,911
G1 Therapeutics, Inc.*	2,207	81,769
Genocea Biosciences, Inc.(x)*	3,906	4,101
Genomic Health, Inc.*	795	24,876
Geron Corp.(x)*	6,231	26,482
Global Blood Therapeutics, Inc.*	3,255	157,217
Halozyme Therapeutics, Inc.*	4,833	94,678
Heron Therapeutics, Inc.(x)*	14,024	387,062
Idera Pharmaceuticals, Inc.*	5,267	9,691
ImmunoGen, Inc.*	4,079	42,911
Immunomedics, Inc.(x)*	1,594	23,288
Inovio Pharmaceuticals, Inc.(x)*	3,157	14,869
Insmed, Inc.*	2,664	59,993
Insys Therapeutics, Inc.(x)*	987	5,961
Intercept Pharmaceuticals, Inc.(x)*	710	43,679
Intrexon Corp.(x)*	1,984	30,415
Invitae Corp.(x)*	1,515	7,105
Ionis Pharmaceuticals, Inc.(x)*	14,020	618,001
Iovance Biotherapeutics, Inc.*	17,931	303,034
Ironwood Pharmaceuticals, Inc.*	5,313	81,980
Jounce Therapeutics, Inc.(x)*	553	12,360
Karyopharm Therapeutics, Inc.*	10,002	134,227
Keryx Biopharmaceuticals, Inc.(x)*	3,482	14,241
Kura Oncology, Inc.(x)*	914	17,138
La Jolla Pharmaceutical Co.(x)*	709	21,114
Lexicon Pharmaceuticals, Inc.(x)*	1,711	14,663
Ligand Pharmaceuticals, Inc.*	827	136,587
Loxo Oncology, Inc.(x)*	4,317	498,052
MacroGenics, Inc.*	356	8,957
Madrigal Pharmaceuticals, Inc.(x)*	1,251	146,104
Matinas BioPharma Holdings, Inc.(x)*	1,887	1,443
MediciNova, Inc.(x)*	1,232	12,591
Merrimack Pharmaceuticals, Inc.(x)	331	2,665
Mersana Therapeutics, Inc.(x)*	371	5,851
MiMedx Group, Inc.(x)*	4,047	28,208
Minerva Neurosciences, Inc.*	838	5,238
Miragen Therapeutics, Inc.(x)*	382	2,678
Momenta Pharmaceuticals, Inc.*	676	12,269
Natera, Inc.*	1,217	11,282
Neurocrine Biosciences, Inc.*	8,334	691,138
NewLink Genetics Corp.(x)*	1,151	8,345
Novavax, Inc.(x)*	5,263	11,052
Nymox Pharmaceutical Corp.*	679	2,872

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Oncocyte Corp.(x)*	272	$571
OPKO Health, Inc.(x)*	1,407	4,460
Organovo Holdings, Inc.(x)*	3,725	3,837
Ovid therapeutics, Inc.(x)*	611	4,320
Pfenex, Inc.*	11,700	70,200
Pieris Pharmaceuticals, Inc.(x)*	1,360	9,275
Portola Pharmaceuticals, Inc.*	2,066	67,476
Progenics Pharmaceuticals, Inc.(x)*	2,903	21,656
Protagonist Therapeutics, Inc.*	147	1,263
Prothena Corp. plc(x)*	4,836	177,530
PTC Therapeutics, Inc.*	1,259	34,069
Puma Biotechnology, Inc.*	1,181	80,367
Ra Pharmaceuticals, Inc.*	452	2,400
Radius Health, Inc.(x)*	1,581	56,821
REGENXBIO, Inc.*	288	8,597
Repligen Corp.*	1,459	52,787
Rhythm Pharmaceuticals, Inc.(x)*	219	4,358
Rigel Pharmaceuticals, Inc.*	5,710	20,213
Sage Therapeutics, Inc.*	6,541	1,053,558
Sangamo Therapeutics, Inc.*	3,380	64,220
Sarepta Therapeutics, Inc.(x)*	1,872	138,696
Seattle Genetics, Inc.*	8,299	434,370
Selecta Biosciences, Inc.(x)*	446	4,545
Seres Therapeutics, Inc.(x)*	781	5,733
Solid Biosciences, Inc.(x)*	293	2,198
Spark Therapeutics, Inc.(x)*	3,110	207,095
Spero Therapeutics, Inc.*	240	3,420
Stemline Therapeutics, Inc.(x)*	114	1,744
Strongbridge Biopharma plc(x)*	1,136	10,054
Syndax Pharmaceuticals, Inc.*	434	6,176
Synergy Pharmaceuticals, Inc.(x)*	10,581	19,363
Syros Pharmaceuticals, Inc.(x)*	476	6,178
TESARO, Inc.(x)*	3,070	175,420
TG Therapeutics, Inc.(x)*	12,532	177,954
Tocagen, Inc.(x)*	569	6,743
Ultragenyx Pharmaceutical, Inc.*	4,810	245,262
Vanda Pharmaceuticals, Inc.*	1,691	28,493
VBI Vaccines, Inc.*	1,505	5,268
Veracyte, Inc.(x)*	915	5,087
Versartis, Inc.*	1,308	2,158
vTv Therapeutics, Inc., Class A(x)*	363	1,477
XBiotech, Inc.(x)*	764	4,087
Xencor, Inc.*	1,495	44,820
ZIOPHARM Oncology, Inc.(x)*	5,160	20,227

		14,291,735

Health Care Equipment & Supplies (6.0%)
Abaxis, Inc.	905	63,911
ABIOMED, Inc.*	1,625	472,859
Accuray, Inc.(x)*	3,138	15,690
Align Technology, Inc.*	3,373	847,061
Anika Therapeutics, Inc.*	453	22,523
Antares Pharma, Inc.(x)*	5,835	12,837
AtriCure, Inc.*	1,295	26,573
Atrion Corp.	54	34,090
AxoGen, Inc.*	1,128	41,172
Cantel Medical Corp.	1,459	162,547
Cardiovascular Systems, Inc.*	1,362	29,869
Cerus Corp.*	4,584	25,120
ConforMIS, Inc.(x)*	387	561
Cooper Cos., Inc. (The)	1,498	342,757
Corindus Vascular Robotics, Inc.(x)*	3,622	4,962
CryoLife, Inc.*	900	18,045
Cutera, Inc.*	502	25,226
DexCom, Inc.(x)*	19,528	1,448,197
Edwards Lifesciences Corp.*	3,633	506,876
Endologix, Inc.(x)*	3,182	13,460
FONAR Corp.*	220	6,556
GenMark Diagnostics, Inc.*	1,986	10,804
Glaukos Corp.(x)*	1,125	34,684
Globus Medical, Inc., Class A*	2,838	141,389
Haemonetics Corp.*	1,733	126,786
Heska Corp.*	247	19,530
Hill-Rom Holdings, Inc.	2,492	216,804
Hologic, Inc.*	9,925	370,798
ICU Medical, Inc.*	429	108,280
Inogen, Inc.*	692	85,005
Insulet Corp.*	16,071	1,393,034
Integer Holdings Corp.*	7,470	422,429
Integra LifeSciences Holdings Corp.*	2,558	141,560
iRhythm Technologies, Inc.*	8,784	552,953
K2M Group Holdings, Inc.*	1,567	29,695
Lantheus Holdings, Inc.*	1,148	18,253
LeMaitre Vascular, Inc.	586	21,231
Masimo Corp.*	1,805	158,750
Meridian Bioscience, Inc.	1,396	19,823
Merit Medical Systems, Inc.*	1,918	86,981
Natus Medical, Inc.*	1,269	42,702
Neogen Corp.*	7,395	495,391
Nevro Corp.*	12,480	1,081,642
Novocure Ltd.*	2,266	49,399
NuVasive, Inc.*	2,004	104,629
NxStage Medical, Inc.*	2,558	63,592
Obalon Therapeutics, Inc.*	232	796
OraSure Technologies, Inc.*	2,072	34,996
Orthofix International NV*	130	7,641
OrthoPediatrics Corp.*	248	3,735
Oxford Immunotec Global plc(x)*	1,081	13,458
Penumbra, Inc.*	6,723	777,515
Pulse Biosciences, Inc.(x)*	380	5,141
Quidel Corp.*	1,168	60,514
Quotient Ltd.(x)*	609	2,868
ResMed, Inc.	5,558	547,296
Rockwell Medical, Inc.(x)*	1,650	8,597
RTI Surgical, Inc.*	1,619	7,447
STAAR Surgical Co.*	1,620	23,976
Surmodics, Inc.*	501	19,063
Tactile Systems Technology, Inc.(x)*	495	15,741
Teleflex, Inc.	291	74,199
Utah Medical Products, Inc.	113	11,170
Varex Imaging Corp.*	1,469	52,561
ViewRay, Inc.(x)*	1,156	7,433
Viveve Medical, Inc.(x)*	571	2,090
West Pharmaceutical Services, Inc.	2,916	257,454
Wright Medical Group NV*	4,127	81,880

		11,932,607

Health Care Providers & Services (1.3%)
Addus HomeCare Corp.*	314	15,276
Almost Family, Inc.*	136	7,616
Amedisys, Inc.*	1,120	67,581
American Renal Associates Holdings, Inc.(x)*	8,933	168,387
AMN Healthcare Services, Inc.*	1,860	105,555
BioScrip, Inc.*	1,079	2,654
BioTelemetry, Inc.(x)*	1,232	38,254
Capital Senior Living Corp.*	984	10,578
Chemed Corp.	620	169,173
Civitas Solutions, Inc.*	663	10,210
CorVel Corp.*	383	19,361
Cross Country Healthcare, Inc.*	652	7,244
Encompass Health Corp.	3,897	222,791
Ensign Group, Inc. (The)	1,075	28,273
Genesis Healthcare, Inc.*	2,108	3,183
HealthEquity, Inc.*	5,117	309,783

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
LHC Group, Inc.*	573	$35,274
LifePoint Health, Inc.*	256	12,032
Magellan Health, Inc.*	725	77,648
Molina Healthcare, Inc.*	1,832	148,722
National Research Corp., Class A	342	10,004
Patterson Cos., Inc.	315	7,002
PetIQ, Inc.(x)*	210	5,586
Premier, Inc., Class A*	661	20,696
Providence Service Corp. (The)*	355	24,545
R1 RCM, Inc.*	3,759	26,839
RadNet, Inc.*	1,422	20,477
Select Medical Holdings Corp.*	4,232	73,002
Surgery Partners, Inc.(x)*	779	13,360
Tenet Healthcare Corp.*	3,213	77,915
Tivity Health, Inc.*	9,644	382,384
Triple-S Management Corp., Class B*	162	4,235
US Physical Therapy, Inc.	465	37,805
WellCare Health Plans, Inc.*	1,643	318,133

		2,481,578

Health Care Technology (1.1%)
athenahealth, Inc.*	1,569	224,414
Castlight Health, Inc., Class B*	2,465	8,997
Computer Programs & Systems, Inc.	231	6,745
Cotiviti Holdings, Inc.*	1,450	49,938
Evolent Health, Inc., Class A(x)*	491	6,997
HealthStream, Inc.	1,037	25,749
HMS Holdings Corp.*	2,876	48,432
Inovalon Holdings, Inc., Class A(x)*	2,456	26,034
Medidata Solutions, Inc.*	2,226	139,815
Omnicell, Inc.*	1,489	64,623
Quality Systems, Inc.*	1,371	18,714
Simulations Plus, Inc.	467	6,888
Tabula Rasa HealthCare, Inc.*	470	18,236
Teladoc, Inc.(x)*	18,059	727,778
Veeva Systems, Inc., Class A*	10,781	787,228
Vocera Communications, Inc.*	1,202	28,151

		2,188,739

Life Sciences Tools & Services (0.9%)
Accelerate Diagnostics, Inc.(x)*	957	21,867
Bio-Techne Corp.	1,437	217,045
Bruker Corp.	1,482	44,341
Cambrex Corp.*	1,280	66,944
Charles River Laboratories International, Inc.*	1,876	200,244
Codexis, Inc.*	1,646	18,106
Enzo Biochem, Inc.*	1,481	8,116
Fluidigm Corp.*	1,717	10,027
ICON plc*	3,966	468,544
Luminex Corp.	735	15,486
NanoString Technologies, Inc.*	267	2,005
NeoGenomics, Inc.(x)*	20,216	164,963
Pacific Biosciences of California, Inc.(x)*	4,033	8,268
PerkinElmer, Inc.	827	62,620
PRA Health Sciences, Inc.*	1,995	165,505
QIAGEN NV*	2,990	96,607
Quanterix Corp.(x)*	182	3,101
Syneos Health, Inc.*	2,155	76,503

		1,650,292

Pharmaceuticals (2.0%)
Aclaris Therapeutics, Inc.(x)*	9,751	170,838
Aerie Pharmaceuticals, Inc.(x)*	1,354	73,455
Akcea Therapeutics, Inc.(x)*	428	10,961
Akorn, Inc.*	3,376	63,165
Amphastar Pharmaceuticals, Inc.*	1,399	26,231
ANI Pharmaceuticals, Inc.*	330	19,213
Aratana Therapeutics, Inc.(x)*	30,223	133,283
Assembly Biosciences, Inc.*	644	31,646
Catalent, Inc.*	5,316	218,275
Clearside Biomedical, Inc.(x)*	386	4,142
Collegium Pharmaceutical, Inc.(x)*	5,108	130,509
Corcept Therapeutics, Inc.(x)*	3,565	58,644
Corium International, Inc.(x)*	15,771	180,893
Depomed, Inc.*	2,283	15,045
Dermira, Inc.*	1,204	9,620
Dova Pharmaceuticals, Inc.(x)*	145	3,932
Durect Corp.*	6,375	13,643
Eisai Co. Ltd.(x)	3,620	230,696
Foamix Pharmaceuticals Ltd.*	4,500	23,085
GW Pharmaceuticals plc (ADR)(x)*	1,125	126,754
Innoviva, Inc.(x)*	2,992	49,877
Intersect ENT, Inc.*	1,098	43,151
Kala Pharmaceuticals, Inc.(x)*	460	7,282
Medicines Co. (The)(x)*	2,512	82,745
Menlo Therapeutics, Inc.(x)*	206	7,741
MyoKardia, Inc.*	699	34,111
Nektar Therapeutics*	6,942	737,657
Neos Therapeutics, Inc.(x)*	8,767	72,766
Ocular Therapeutix, Inc.(x)*	1,391	9,055
Odonate Therapeutics, Inc.*	4,953	104,905
Omeros Corp.(x)*	1,775	19,827
Ono Pharmaceutical Co. Ltd.	7,215	223,356
Optinose, Inc.(x)*	227	4,545
Pacira Pharmaceuticals, Inc.*	1,548	48,220
Paratek Pharmaceuticals, Inc.*	944	12,272
Phibro Animal Health Corp., Class A	735	29,180
Prestige Brands Holdings, Inc.*	2,102	70,879
Reata Pharmaceuticals, Inc., Class A(x)*	440	9,024
resTORbio, Inc.*	272	2,606
Revance Therapeutics, Inc.*	16,477	507,492
scPharmaceuticals, Inc.(x)*	270	3,348
Sienna Biopharmaceuticals, Inc.*	477	8,958
Supernus Pharmaceuticals, Inc.*	1,970	90,226
Teligent, Inc.(x)*	1,541	5,178
TherapeuticsMD, Inc.(x)*	39,115	190,490
Theravance Biopharma, Inc.(x)*	1,644	39,867
WaVe Life Sciences Ltd.(x)*	467	18,727
Zogenix, Inc.*	1,003	40,170
Zynerba Pharmaceuticals, Inc.(x)*	446	3,876

		4,021,561

Total Health Care		36,566,512

Industrials (18.5%)
Aerospace & Defense (2.1%)
Aerojet Rocketdyne Holdings, Inc.*	2,731	76,386
Astronics Corp.*	12,284	458,193
Axon Enterprise, Inc.(x)*	2,109	82,905
BWX Technologies, Inc.	3,769	239,445
Cubic Corp.	6,500	413,400
Curtiss-Wright Corp.	1,326	179,103
Harris Corp.	3,281	529,160
HEICO Corp.	1,202	104,346
HEICO Corp., Class A	2,437	172,905
Hexcel Corp.	8,264	533,772
Huntington Ingalls Industries, Inc.	1,498	386,124
KeyW Holding Corp. (The)(x)*	46,013	361,662
Kratos Defense & Security Solutions, Inc.(x)*	1,416	14,571
Mercury Systems, Inc.*	13,603	657,296
Moog, Inc., Class A*	109	8,983
National Presto Industries, Inc.(x)	24	2,250
Sparton Corp.*	27	470

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Vectrus, Inc.*	92	$3,426

		4,224,397

Air Freight & Logistics (0.8%)
Air Transport Services Group, Inc.*	2,297	53,566
Echo Global Logistics, Inc.*	11,600	320,160
Expeditors International of Washington, Inc.	4,792	303,334
Forward Air Corp.	1,237	65,388
Radiant Logistics, Inc.*	1,528	5,913
XPO Logistics, Inc.*	8,638	879,435

		1,627,796

Airlines (1.0%)
Alaska Air Group, Inc.	3,940	244,122
Allegiant Travel Co.	3,432	592,192
Copa Holdings SA, Class A	93	11,963
Hawaiian Holdings, Inc.	1,832	70,898
JetBlue Airways Corp.*	32,691	664,282
Spirit Airlines, Inc.*	8,607	325,172

		1,908,629

Building Products (1.7%)
AAON, Inc.	1,628	63,492
Advanced Drainage Systems, Inc.	1,382	35,794
Allegion plc	3,811	325,040
American Woodmark Corp.*	554	54,541
AO Smith Corp.	14,270	907,429
Apogee Enterprises, Inc.	1,114	48,292
Armstrong World Industries, Inc.*	1,753	98,694
Builders FirstSource, Inc.*	4,404	87,375
Caesarstone Ltd.	585	11,495
Continental Building Products, Inc.*	1,538	43,910
CSW Industrials, Inc.*	243	10,947
Fortune Brands Home & Security, Inc.	5,674	334,142
Griffon Corp.	1,001	18,268
Insteel Industries, Inc.	664	18,346
JELD-WEN Holding, Inc.*	2,735	83,746
Lennox International, Inc.	3,901	797,247
Masonite International Corp.*	1,194	73,252
NCI Building Systems, Inc.*	1,610	28,497
Patrick Industries, Inc.*	954	59,005
PGT Innovations, Inc.*	1,907	35,566
Ply Gem Holdings, Inc.*	904	19,526
Quanex Building Products Corp.	117	2,036
Simpson Manufacturing Co., Inc.	247	14,225
Trex Co., Inc.*	1,192	129,654
Universal Forest Products, Inc.	2,097	68,048

		3,368,567

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	1,122	37,565
ADT, Inc.(x)	2,851	22,608
Advanced Disposal Services, Inc.*	2,189	48,771
Aqua Metals, Inc.(x)*	670	1,735
Brady Corp., Class A	1,424	52,902
Brink’s Co. (The)	8,418	600,624
Casella Waste Systems, Inc., Class A*	324	7,575
Clean Harbors, Inc.*	1,468	71,653
Copart, Inc.*	19,365	986,259
Covanta Holding Corp.	4,723	68,484
Deluxe Corp.	1,929	142,765
Healthcare Services Group, Inc.	2,872	124,875
Heritage-Crystal Clean, Inc.*	289	6,806
Herman Miller, Inc.	2,007	64,124
HNI Corp.	1,717	61,967
Hudson Technologies, Inc.(x)*	1,520	7,509
InnerWorkings, Inc.*	1,659	15,014
Interface, Inc.	2,032	51,206
KAR Auction Services, Inc.	5,439	294,794
Kimball International, Inc., Class B	1,190	20,278
Knoll, Inc.	1,758	35,494
Matthews International Corp., Class A	1,234	62,440
McGrath RentCorp	75	4,027
Mobile Mini, Inc.	8,847	384,845
MSA Safety, Inc.	1,322	110,043
Multi-Color Corp.(x)	539	35,601
Quad/Graphics, Inc.	679	17,213
Rollins, Inc.	3,813	194,577
RR Donnelley & Sons Co.	763	6,661
SP Plus Corp.*	214	7,618
Steelcase, Inc., Class A	8,167	111,071
Team, Inc.(x)*	535	7,356
Tetra Tech, Inc.	2,078	101,718
US Ecology, Inc.	11,456	610,605
Viad Corp.	461	24,179

		4,400,962

Construction & Engineering (0.7%)
Argan, Inc.	563	24,181
Comfort Systems USA, Inc.	1,441	59,441
Dycom Industries, Inc.*	5,734	617,149
EMCOR Group, Inc.	1,792	139,651
Granite Construction, Inc.	5,621	313,988
Great Lakes Dredge & Dock Corp.*	150	690
HC2 Holdings, Inc.*	1,600	8,416
KBR, Inc.	595	9,633
MasTec, Inc.*	2,633	123,883
MYR Group, Inc.*	279	8,599
NV5 Global, Inc.*	250	13,938
Orion Group Holdings, Inc.*	464	3,058
Primoris Services Corp.	1,524	38,070
Quanta Services, Inc.*	1,485	51,010
Sterling Construction Co., Inc.*	236	2,705
Tutor Perini Corp.*	256	5,645

		1,420,057

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	262	10,415
AMETEK, Inc.	5,738	435,917
Atkore International Group, Inc.*	1,252	24,852
AZZ, Inc.	1,023	44,705
Energous Corp.(x)*	801	12,840
EnerSys	1,732	120,149
Generac Holdings, Inc.*	2,419	111,056
General Cable Corp.	1,912	56,595
Hubbell, Inc.	1,409	171,588
Plug Power, Inc.(x)*	9,080	17,161
Rockwell Automation, Inc.	2,177	379,233
Sensata Technologies Holding plc*	3,428	177,673
TPI Composites, Inc.*	420	9,429
Vicor Corp.*	594	16,959

		1,588,572

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	2,963	309,367
Raven Industries, Inc.	1,409	49,385

		358,752

Machinery (5.0%)
Actuant Corp., Class A	1,176	27,342
Alamo Group, Inc.	312	34,289
Albany International Corp., Class A.	882	55,301
Allison Transmission Holdings, Inc.	5,034	196,628
Altra Industrial Motion Corp.	9,080	417,226
Astec Industries, Inc.	405	22,348
Barnes Group, Inc.	278	16,649
Blue Bird Corp.*	187	4,432
CIRCOR International, Inc.	329	14,035

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Vehicle Group, Inc.*	1,001	$7,758
Donaldson Co., Inc.	4,866	219,213
Douglas Dynamics, Inc.	855	37,064
Energy Recovery, Inc.(x)*	1,520	12,494
EnPro Industries, Inc.	832	64,380
Evoqua Water Technologies Corp.*	1,097	23,355
ExOne Co. (The)(x)*	387	2,817
Federal Signal Corp.	568	12,507
Franklin Electric Co., Inc.	1,727	70,375
Gardner Denver Holdings, Inc.*	17,699	543,005
Gates Industrial Corp. plc*	14,527	254,368
Global Brass & Copper Holdings, Inc.	760	25,422
Graco, Inc.	6,667	304,815
Harsco Corp.*	3,157	65,192
Hillenbrand, Inc.	2,523	115,806
Hyster-Yale Materials Handling, Inc.	351	24,545
IDEX Corp.	12,608	1,796,767
John Bean Technologies Corp.	1,261	142,997
Kadant, Inc.	420	39,690
Kennametal, Inc.	22,861	918,098
Lincoln Electric Holdings, Inc.	7,797	701,340
Lindsay Corp.	406	37,125
Lydall, Inc.*	642	30,977
Middleby Corp. (The)*	5,626	696,443
Milacron Holdings Corp.*	2,492	50,189
Miller Industries, Inc.(x)	51	1,275
Mueller Industries, Inc.	2,246	58,755
Mueller Water Products, Inc., Class A	3,676	39,958
Navistar International Corp.*	90	3,147
NN, Inc.	1,038	24,912
Nordson Corp.	6,394	871,758
Omega Flex, Inc.	126	8,203
Proto Labs, Inc.*	1,007	118,373
RBC Bearings, Inc.*	925	114,885
REV Group, Inc.	1,324	27,486
Snap-on, Inc.	300	44,262
Spartan Motors, Inc.	769	13,227
SPX Corp.*	1,658	53,852
SPX FLOW, Inc.*	438	21,545
Standex International Corp.	383	36,519
Sun Hydraulics Corp.	1,116	59,773
Tennant Co.	649	43,937
Toro Co. (The)	4,247	265,225
Wabash National Corp.	599	12,465
WABCO Holdings, Inc.*	2,022	270,685
Wabtec Corp.(x)	1,092	88,889
Watts Water Technologies, Inc., Class A	631	49,029
Welbilt, Inc.*	5,264	102,385
Woodward, Inc.	2,149	153,997
Xylem, Inc.	3,755	288,835

		9,758,369

Marine (0.0%)
Matson, Inc.	801	22,941

Professional Services (0.7%)
Barrett Business Services, Inc.	271	22,460
BG Staffing, Inc.	284	5,393
Dun & Bradstreet Corp. (The)	581	67,977
Exponent, Inc.	1,011	79,515
Forrester Research, Inc.	378	15,668
Franklin Covey Co.*	344	9,254
GP Strategies Corp.*	444	10,057
Hill International, Inc.*	1,184	6,749
Insperity, Inc.	1,466	101,960
Kforce, Inc.	895	24,210
Mistras Group, Inc.*	54	1,023
On Assignment, Inc.*	2,006	164,251
Robert Half International, Inc.	4,838	280,072
TransUnion*	7,130	404,841
TriNet Group, Inc.*	1,678	77,725
TrueBlue, Inc.*	114	2,953
WageWorks, Inc.*	1,585	71,642
Willdan Group, Inc.*	320	9,072

		1,354,822

Road & Rail (1.2%)
ArcBest Corp.	126	4,038
Avis Budget Group, Inc.(x)*	2,910	136,304
Daseke, Inc.*	1,321	12,933
Heartland Express, Inc.	1,753	31,536
JB Hunt Transport Services, Inc.	3,825	448,099
Knight-Swift Transportation Holdings, Inc.	24,867	1,144,131
Landstar System, Inc.	1,664	182,458
Old Dominion Freight Line, Inc.	1,523	223,835
Saia, Inc.*	2,524	189,679
Schneider National, Inc., Class B	1,562	40,706
Universal Logistics Holdings, Inc.	183	3,870
YRC Worldwide, Inc.*	234	2,066

		2,419,655

Trading Companies & Distributors (2.1%)
Air Lease Corp.	241	10,271
Applied Industrial Technologies, Inc.	1,517	110,589
Beacon Roofing Supply, Inc.*	10,405	552,193
BMC Stock Holdings, Inc.*	131	2,561
CAI International, Inc.*	291	6,187
DXP Enterprises, Inc.*	494	19,241
EnviroStar, Inc.(x)	153	6,005
Foundation Building Materials, Inc.*	138	2,058
GMS, Inc.*	1,370	41,867
H&E Equipment Services, Inc.	1,227	47,227
HD Supply Holdings, Inc.*	7,454	282,805
Herc Holdings, Inc.*	950	61,703
Huttig Building Products, Inc.(x)*	664	3,473
Kaman Corp.	93	5,777
Lawson Products, Inc.*	161	4,065
MSC Industrial Direct Co., Inc., Class A	712	65,298
Rush Enterprises, Inc., Class A*	592	25,154
Rush Enterprises, Inc., Class B*	95	3,836
SiteOne Landscape Supply, Inc.*	6,852	527,878
United Rentals, Inc.*	7,063	1,219,992
Univar, Inc.*	18,632	517,038
Watsco, Inc.	3,670	664,160

		4,179,378

Total Industrials		36,632,897

Information Technology (27.7%)
Communications Equipment (1.3%)
Acacia Communications, Inc.(x)*	653	25,114
Aerohive Networks, Inc.*	1,437	5,805
Applied Optoelectronics, Inc.(x)*	725	18,169
Arista Networks, Inc.*	3,421	873,381
CalAmp Corp.*	1,340	30,659
Casa Systems, Inc.(x)*	112	3,286
Ciena Corp.*	19,990	517,741
Clearfield, Inc.*	502	6,476
CommScope Holding Co., Inc.*	3,863	154,404
EMCORE Corp.*	758	4,321
Extreme Networks, Inc.*	4,573	50,623
Finisar Corp.(x)*	2,041	32,268
InterDigital, Inc.	1,367	100,611
Lumentum Holdings, Inc.(x)*	2,479	158,160

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Oclaro, Inc.(x)*	5,691	$54,406
Plantronics, Inc.	1,315	79,387
Quantenna Communications, Inc.*	851	11,659
Ubiquiti Networks, Inc.(x)*	905	62,264
ViaSat, Inc.(x)*	6,462	424,683
Viavi Solutions, Inc.*	3,317	32,241

		2,645,658

Electronic Equipment, Instruments & Components (2.9%)
Akoustis Technologies, Inc.(x)*	356	2,075
Badger Meter, Inc.	1,092	51,488
Bel Fuse, Inc., Class B	100	1,890
CDW Corp.	5,945	417,993
Cognex Corp.	6,624	344,382
Coherent, Inc.*	985	184,589
Control4 Corp.*	977	20,986
Daktronics, Inc.	821	7,233
ePlus, Inc.*	511	39,705
Fabrinet*	1,427	44,779
FARO Technologies, Inc.*	1,208	70,547
FLIR Systems, Inc.	2,967	148,380
II-VI, Inc.*	11,453	468,428
Insight Enterprises, Inc.*	528	18,443
IPG Photonics Corp.*	3,340	779,490
Iteris, Inc.(x)*	973	4,826
Itron, Inc.*	1,348	96,449
KEMET Corp.*	2,153	39,034
Littelfuse, Inc.	898	186,946
Mesa Laboratories, Inc.(x)	132	19,594
Methode Electronics, Inc.	1,413	55,248
MicroVision, Inc.(x)*	3,280	3,706
Napco Security Technologies, Inc.*	463	5,417
National Instruments Corp.	12,444	629,294
Novanta, Inc.*	1,315	68,577
Orbotech Ltd.*	6,600	410,388
OSI Systems, Inc.*	701	45,754
PCM, Inc.*	157	1,303
Radisys Corp.(x)*	89	57
Rogers Corp.*	712	85,112
SYNNEX Corp.	228	26,995
Systemax, Inc.	347	9,907
Tech Data Corp.*	111	9,449
Trimble, Inc.*	7,835	281,120
TTM Technologies, Inc.*	807	12,339
Universal Display Corp.	1,676	169,276
VeriFone Systems, Inc.*	338	5,198
Zebra Technologies Corp., Class A*	6,891	959,159

		5,725,556

Internet Software & Services (6.7%)
2U, Inc.*	14,236	1,196,250
Alarm.com Holdings, Inc.*	9,988	376,947
Alteryx, Inc., Class A*	909	31,033
Amber Road, Inc.*	739	6,577
Appfolio, Inc., Class A*	375	15,319
Apptio, Inc., Class A*	967	27,405
Benefitfocus, Inc.(x)*	640	15,616
Blucora, Inc.*	346	8,512
Box, Inc., Class A*	3,170	65,144
Brightcove, Inc.*	1,400	9,730
Carbonite, Inc.*	1,021	29,405
Care.com, Inc.*	510	8,298
ChannelAdvisor Corp.*	986	8,973
Cimpress NV(x)*	972	150,368
Cloudera, Inc.*	3,958	85,414
CommerceHub, Inc., Series A*	549	12,353
CommerceHub, Inc., Series C*	1,110	24,964
Cornerstone OnDemand, Inc.*	2,101	82,170
CoStar Group, Inc.*	6,694	2,427,779
Coupa Software, Inc.*	1,277	58,257
Dropbox, Inc., Class A(x)*	4,994	156,063
Endurance International Group Holdings, Inc.*	2,331	17,249
Envestnet, Inc.*	8,702	498,625
Etsy, Inc.*	4,849	136,063
Five9, Inc.*	2,182	65,002
GoDaddy, Inc., Class A*	19,184	1,178,280
Gogo, Inc.(x)*	2,269	19,581
GrubHub, Inc.(x)*	8,145	826,473
GTT Communications, Inc.*	1,215	68,891
Hortonworks, Inc.*	2,117	43,123
IAC/InterActiveCorp*	2,803	438,333
Instructure, Inc.*	901	37,977
Internap Corp.*	793	8,723
j2 Global, Inc.	1,841	145,292
Limelight Networks, Inc.*	1,258	5,170
LivePerson, Inc.*	2,289	37,425
LogMeIn, Inc.	5,795	669,612
Match Group, Inc.(x)*	1,474	65,505
Meet Group, Inc. (The)*	426	890
MINDBODY, Inc., Class A*	1,757	68,347
MuleSoft, Inc., Class A*	952	41,869
New Relic, Inc.*	7,051	522,620
NIC, Inc.	2,509	33,370
Nutanix, Inc., Class A*	12,155	596,932
Okta, Inc.*	811	32,318
Ominto, Inc.(x)*	562	1,613
Pandora Media, Inc.(x)*	9,603	48,303
Q2 Holdings, Inc.*	9,530	434,092
Quotient Technology, Inc.*	3,135	41,069
Reis, Inc.	349	7,486
SendGrid, Inc.*	299	8,414
Shutterstock, Inc.*	749	36,064
SPS Commerce, Inc.*	655	41,966
Stamps.com, Inc.*	658	132,291
TechTarget, Inc.*	222	4,413
Trade Desk, Inc. (The), Class A(x)*.	8,739	433,629
TrueCar, Inc.(x)*	2,709	25,627
Tucows, Inc., Class A(x)*	340	19,040
Twilio, Inc., Class A*	12,354	471,676
Veritone, Inc.(x)*	106	1,476
Web.com Group, Inc.*	1,482	26,824
Wix.com Ltd.(x)*	6,000	477,300
XO Group, Inc.*	742	15,397
Yelp, Inc.*	3,208	133,934
Yext, Inc.*	857	10,841
Zillow Group, Inc., Class A*	1,502	81,108
Zillow Group, Inc., Class C(x)*	9,972	536,494

		13,343,304

IT Services (3.1%)
Acxiom Corp.*	1,646	37,381
Black Knight, Inc.*	5,065	238,562
Blackhawk Network Holdings, Inc.*	2,159	96,507
Booz Allen Hamilton Holding Corp.	5,390	208,701
Broadridge Financial Solutions, Inc.	4,688	514,227
Cardtronics plc, Class A*	1,795	40,046
Cass Information Systems, Inc.	462	27,494
CoreLogic, Inc.*	1,967	88,967
CSG Systems International, Inc.	1,077	48,777
CSRA, Inc.	6,523	268,943
DST Systems, Inc.	219	18,319
EPAM Systems, Inc.*	1,988	227,666
Euronet Worldwide, Inc.*	2,030	160,208
Everi Holdings, Inc.*	2,395	15,735
Evertec, Inc.	1,967	32,160
ExlService Holdings, Inc.*	1,289	71,888

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Gartner, Inc.*	3,500	$411,670
Genpact Ltd.	6,087	194,723
Global Payments, Inc.	1,652	184,231
Hackett Group, Inc. (The)	996	15,996
Information Services Group, Inc.*	713	2,980
InterXion Holding NV*	6,500	403,715
Jack Henry & Associates, Inc.	3,087	373,373
ManTech International Corp., Class A	5,200	288,444
MAXIMUS, Inc.	2,582	172,323
MoneyGram International, Inc.*	149	1,284
Perficient, Inc.*	70	1,604
Presidio, Inc.*	882	13,794
Sabre Corp.	6,915	148,327
Science Applications International Corp.	1,710	134,748
ServiceSource International, Inc.*	2,110	8,039
Square, Inc., Class A*	9,670	475,764
StarTek, Inc.*	430	4,205
Switch, Inc., Class A(x)	1,148	18,265
Sykes Enterprises, Inc.*	149	4,312
Syntel, Inc.*	1,312	33,495
Travelport Worldwide Ltd.	992	16,209
TTEC Holdings, Inc.	558	17,131
Unisys Corp.(x)*	1,301	13,986
Virtusa Corp.*	765	37,072
WEX, Inc.*	3,564	558,194
Worldpay, Inc.*	6,398	526,172

		6,155,637

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Energy Industries, Inc.*	1,569	100,259
Advanced Micro Devices, Inc.(x)*	79,083	794,783
Ambarella, Inc.(x)*	534	26,161
Amkor Technology, Inc.*	238	2,411
Aquantia Corp.(x)*	224	3,517
Axcelis Technologies, Inc.*	1,163	28,610
Brooks Automation, Inc.	2,711	73,414
Cabot Microelectronics Corp.	1,013	108,502
Cavium, Inc.*	5,271	418,412
CEVA, Inc.*	866	31,349
Cirrus Logic, Inc.*	2,591	105,272
Cohu, Inc.	174	3,969
CyberOptics Corp.(x)*	143	2,574
Cypress Semiconductor Corp.	1,106	18,758
Diodes, Inc.*	396	12,062
Entegris, Inc.	5,696	198,221
FormFactor, Inc.*	2,793	38,124
Ichor Holdings Ltd.(x)*	706	17,092
Impinj, Inc.(x)*	696	9,062
Inphi Corp.(x)*	17,356	522,416
Integrated Device Technology, Inc.*	22,900	699,824
Kopin Corp.*	2,161	6,742
Lattice Semiconductor Corp.*	60,506	337,018
MACOM Technology Solutions Holdings, Inc.(x)*	12,702	210,853
Marvell Technology Group Ltd.	22,300	468,300
MaxLinear, Inc.*	2,553	58,081
Microchip Technology, Inc.(x)	15,269	1,394,975
Micron Technology, Inc.*	5,990	312,319
Microsemi Corp.*	3,788	245,159
MKS Instruments, Inc.	2,146	248,185
Monolithic Power Systems, Inc.	4,403	509,735
Nanometrics, Inc.*	10,653	286,566
NVE Corp.	181	15,043
ON Semiconductor Corp.*	15,699	383,998
PDF Solutions, Inc.*	1,049	12,231
Pixelworks, Inc.(x)*	1,215	4,702
Power Integrations, Inc.	1,130	77,236
Rambus, Inc.*	1,106	14,854
Rudolph Technologies, Inc.*	1,077	29,833
Semtech Corp.*	2,557	99,851
Silicon Laboratories, Inc.*	1,687	151,661
SMART Global Holdings, Inc.*	227	11,314
Synaptics, Inc.*	1,357	62,056
Teradyne, Inc.	20,632	943,088
Ultra Clean Holdings, Inc.*	1,514	29,145
Versum Materials, Inc.	405	15,240
Xcerra Corp.*	1,881	21,914
Xperi Corp.	1,931	40,841

		9,205,732

Software (8.5%)
8x8, Inc.*	3,461	64,548
A10 Networks, Inc.*	1,909	11,110
ACI Worldwide, Inc.*	4,609	109,325
Altair Engineering, Inc., Class A*	1,800	56,448
American Software, Inc., Class A	640	8,320
ANSYS, Inc.*	5,663	887,335
Aspen Technology, Inc.*	8,049	634,986
Atlassian Corp. plc, Class A*	3,681	198,480
Blackbaud, Inc.	1,895	192,930
Blackline, Inc.*	1,118	43,837
Bottomline Technologies de, Inc.*	1,406	54,483
Cadence Design Systems, Inc.*	11,034	405,720
Callidus Software, Inc.*	19,545	702,643
CommVault Systems, Inc.*	1,582	90,490
Digimarc Corp.(x)*	393	9,412
Ebix, Inc.(x)	949	70,701
Ellie Mae, Inc.*	1,367	125,682
Everbridge, Inc.(x)*	690	25,254
Fair Isaac Corp.*	3,712	628,701
ForeScout Technologies, Inc.*	233	7,559
Fortinet, Inc.*	5,853	313,604
Guidewire Software, Inc.*	25,865	2,090,667
HubSpot, Inc.*	8,806	953,690
Imperva, Inc.*	1,353	58,585
Manhattan Associates, Inc.*	2,737	114,626
MicroStrategy, Inc., Class A*	209	26,959
Mitek Systems, Inc.*	1,295	9,583
MobileIron, Inc.*	2,059	10,192
Model N, Inc.*	1,019	18,393
Monotype Imaging Holdings, Inc.	812	18,229
Park City Group, Inc.(x)*	425	3,719
Paycom Software, Inc.(x)*	1,969	211,451
Paylocity Holding Corp.*	7,779	398,518
Pegasystems, Inc.	1,446	87,700
Progress Software Corp.	1,558	59,905
Proofpoint, Inc.*	1,710	194,342
PROS Holdings, Inc.*	1,133	37,400
PTC, Inc.*	4,611	359,704
QAD, Inc., Class A	266	11,079
Qualys, Inc.*	1,280	93,120
Rapid7, Inc.*	1,086	27,769
RealPage, Inc.*	9,571	492,907
RingCentral, Inc., Class A*	2,601	165,164
Rosetta Stone, Inc.*	114	1,499
SailPoint Technologies Holding, Inc.*	596	12,331
ServiceNow, Inc.*	6,395	1,058,052
Splunk, Inc.*	12,158	1,196,225
SS&C Technologies Holdings, Inc.	6,358	341,043
Tableau Software, Inc., Class A*	2,581	208,596
Take-Two Interactive Software, Inc.*	8,871	867,406
Telenav, Inc.*	636	3,434
Tyler Technologies, Inc.*	3,936	830,339

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ultimate Software Group, Inc. (The)*	1,143	$278,549
Upland Software, Inc.*	308	8,867
Varonis Systems, Inc.*	826	49,973
VASCO Data Security International, Inc.*	94	1,217
Verint Systems, Inc.*	418	17,807
VirnetX Holding Corp.(x)*	2,060	8,137
Workday, Inc., Class A*	7,625	969,214
Workiva, Inc.*	1,101	26,094
Zendesk, Inc.*	14,594	698,615
Zix Corp.*	2,041	8,715
Zscaler, Inc.*	2,400	67,368

		16,738,751

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.(x)*	4,312	49,976
Avid Technology, Inc.*	851	3,864
CPI Card Group, Inc.(x)	124	374
Diebold Nixdorf, Inc.(x)	2,988	46,015
Eastman Kodak Co.*	489	2,616
Electronics For Imaging, Inc.*	1,822	49,795
Immersion Corp.(x)*	1,165	13,922
Intevac, Inc.*	794	5,479
NCR Corp.*	4,841	152,588
Pure Storage, Inc., Class A*	42,070	839,297
Quantum Corp.(x)*	352	1,281
Stratasys Ltd.*	1,011	20,402
Super Micro Computer, Inc.*	367	6,239
USA Technologies, Inc.*	1,826	16,434

		1,208,282

Total Information Technology		55,022,920

Materials (3.9%)
Chemicals (1.7%)
A Schulman, Inc.	1,147	49,321
AdvanSix, Inc.*	1,007	35,023
Axalta Coating Systems Ltd.*	8,460	255,407
Balchem Corp.	1,295	105,866
Chase Corp.	284	33,072
Chemours Co. (The)	7,373	359,139
Ferro Corp.*	3,281	76,185
Flotek Industries, Inc.*	214	1,305
Hawkins, Inc.	64	2,250
HB Fuller Co.	1,486	73,899
Huntsman Corp.	3,863	112,993
Ingevity Corp.*	5,880	433,297
KMG Chemicals, Inc.	544	32,613
Koppers Holdings, Inc.*	861	35,387
Kraton Corp.*	255	12,166
Kronos Worldwide, Inc.	862	19,481
Minerals Technologies, Inc.	784	52,489
NewMarket Corp.	279	112,069
OMNOVA Solutions, Inc.*	1,186	12,453
Platform Specialty Products Corp.*	4,023	38,741
PolyOne Corp.	14,393	611,991
PQ Group Holdings, Inc.*	384	5,364
Quaker Chemical Corp.	509	75,398
Rayonier Advanced Materials, Inc.	1,278	27,439
RPM International, Inc.	4,861	231,724
Scotts Miracle-Gro Co. (The)	1,547	132,655
Sensient Technologies Corp.	1,776	125,350
Stepan Co.	494	41,091
Trinseo SA	1,223	90,563
Valhi, Inc.	386	2,339
Westlake Chemical Corp.	706	78,472
WR Grace & Co.	2,716	166,301

		3,441,843

Construction Materials (0.5%)
Eagle Materials, Inc.	1,872	192,910
Forterra, Inc.(x)*	701	5,832
Martin Marietta Materials, Inc.	1,725	357,592
Summit Materials, Inc., Class A*	4,367	132,233
United States Lime & Minerals, Inc.	8	585
US Concrete, Inc.(x)*	634	38,294
Vulcan Materials Co.	3,075	351,073

		1,078,519

Containers & Packaging (1.4%)
AptarGroup, Inc.	568	51,023
Ardagh Group SA	399	7,453
Avery Dennison Corp.	3,336	354,450
Berry Global Group, Inc.*	5,227	286,492
Crown Holdings, Inc.*	3,659	185,694
Graphic Packaging Holding Co.	8,796	135,019
Greif, Inc., Class A	852	44,517
Greif, Inc., Class B	198	11,534
International Paper Co.	6,642	354,882
Myers Industries, Inc.	869	18,379
Owens-Illinois, Inc.*	5,047	109,318
Packaging Corp. of America	7,642	861,254
Sealed Air Corp.	3,639	155,713
Silgan Holdings, Inc.	2,951	82,185

		2,657,913

Metals & Mining (0.1%)
Century Aluminum Co.*	122	2,018
Coeur Mining, Inc.*	1,205	9,640
Compass Minerals International, Inc.(x)	1,221	73,626
Klondex Mines Ltd.*	2,090	4,912
Royal Gold, Inc.	988	84,840
Steel Dynamics, Inc.	1,178	52,091
Worthington Industries, Inc.	1,586	68,071

		295,198

Paper & Forest Products (0.2%)
Boise Cascade Co.	299	11,541
KapStone Paper and Packaging Corp.	3,440	118,026
Louisiana-Pacific Corp.	5,493	158,034
Neenah, Inc.	538	42,179
Schweitzer-Mauduit International, Inc.	248	9,709
Verso Corp., Class A*	171	2,880

		342,369

Total Materials		7,815,842

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexander’s, Inc. (REIT)	79	30,117
American Assets Trust, Inc. (REIT)	562	18,776
Americold Realty Trust (REIT)(x)	751	14,329
Armada Hoffler Properties, Inc. (REIT)	1,643	22,493
CareTrust REIT, Inc. (REIT)	2,721	36,461
City Office REIT, Inc. (REIT)	235	2,717
Community Healthcare Trust, Inc. (REIT)	106	2,728
CoreSite Realty Corp. (REIT)	5,269	528,271
CubeSmart (REIT)	4,938	139,252
CyrusOne, Inc. (REIT)	3,189	163,309
Douglas Emmett, Inc. (REIT)	5,001	183,837
EastGroup Properties, Inc. (REIT)	1,353	111,839
Equity LifeStyle Properties, Inc. (REIT)	3,219	282,532

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
First Industrial Realty Trust, Inc. (REIT)	1,043	$30,487
Four Corners Property Trust, Inc. (REIT)	1,664	38,422
Gaming and Leisure Properties, Inc. (REIT)	2,524	84,478
GEO Group, Inc. (The) (REIT)	1,042	21,330
Gramercy Property Trust (REIT)	1,105	24,012
Hudson Pacific Properties, Inc. (REIT)	616	20,038
Industrial Logistics Properties Trust (REIT)*	375	7,628
Iron Mountain, Inc. (REIT)	9,764	320,845
Lamar Advertising Co. (REIT), Class A	2,980	189,707
LTC Properties, Inc. (REIT)	625	23,750
MedEquities Realty Trust, Inc. (REIT)	243	2,554
Monmouth Real Estate Investment Corp. (REIT)	481	7,234
National Health Investors, Inc. (REIT)	714	48,045
National Storage Affiliates Trust (REIT)	215	5,392
Outfront Media, Inc. (REIT)	792	14,842
Physicians Realty Trust (REIT)	4,164	64,833
PotlatchDeltic Corp. (REIT)	2,382	123,983
PS Business Parks, Inc. (REIT)	834	94,275
QTS Realty Trust, Inc. (REIT), Class A	1,943	70,375
Retail Opportunity Investments Corp. (REIT)	474	8,376
Rexford Industrial Realty, Inc. (REIT)	1,215	34,980
Ryman Hospitality Properties, Inc. (REIT)	1,775	137,474
Sabra Health Care REIT, Inc. (REIT)	1,239	21,868
Safety Income & Growth, Inc. (REIT)(x)	98	1,567
Saul Centers, Inc. (REIT)	399	20,337
Tanger Factory Outlet Centers, Inc. (REIT)(x)	241	5,302
Taubman Centers, Inc. (REIT)	1,164	66,243
Terreno Realty Corp. (REIT)	586	20,223
UMH Properties, Inc. (REIT)	978	13,115
Universal Health Realty Income Trust (REIT)	482	28,968
Urban Edge Properties (REIT)	4,112	87,791
VICI Properties, Inc. (REIT)	1,769	32,408
Washington REIT (REIT)	1,091	29,784

		3,237,327

Real Estate Management & Development (0.1%)
Altisource Portfolio Solutions SA(x)*	459	12,191
Consolidated-Tomoka Land Co.	158	9,930
HFF, Inc., Class A	1,525	75,794
Kennedy-Wilson Holdings, Inc.	2,503	43,552
Marcus & Millichap, Inc.*	671	24,196
Maui Land & Pineapple Co., Inc.*	294	3,425
Newmark Group, Inc., Class A*	389	5,909
Rafael Holdings, Inc., Class B(x)*	228	1,103
Redfin Corp.(x)*	728	16,620
RMR Group, Inc. (The), Class A	259	18,117
Trinity Place Holdings, Inc.(x)*	626	4,069

		214,906

Total Real Estate		3,452,233

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
Cogent Communications Holdings, Inc.	1,645	71,393
Consolidated Communications Holdings, Inc.(x)	1,430	15,673
Globalstar, Inc.(x)*	14,368	9,878
IDT Corp., Class B*	455	2,853
Ooma, Inc.*	640	6,976
ORBCOMM, Inc.*	2,350	22,020
Vonage Holdings Corp.*	37,767	402,218
Zayo Group Holdings, Inc.*	7,416	253,330

		784,341

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,550	38,394
Shenandoah Telecommunications Co.	1,830	65,880

		104,274

Total Telecommunication Services		888,615

Utilities (0.2%)
Electric Utilities (0.0%)
MGE Energy, Inc.	663	37,195
Spark Energy, Inc., Class A(x)	438	5,190

		42,385

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	77	5,417
New Jersey Resources Corp.	250	10,025
RGC Resources, Inc.	117	2,972
Southwest Gas Holdings, Inc.*	187	12,647

		31,061

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.(x)*	3,088	6,485
NRG Energy, Inc.	2,330	71,135
Ormat Technologies, Inc.	792	44,653
Pattern Energy Group, Inc., Class A(x)	693	11,982

		134,255

Water Utilities (0.1%)
American States Water Co.	1,063	56,402
California Water Service Group	1,169	43,545
Global Water Resources, Inc.	340	3,050
Middlesex Water Co.	504	18,497
Pure Cycle Corp.*	703	6,643
York Water Co. (The)	441	13,671

		141,808

Total Utilities		349,509

Total Common Stocks (97.2%) (Cost $127,453,661)		192,457,991

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR(r)* (Cost $—)	6,078	5,060

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	843,480	843,396

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.7%)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $100,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $102,084.(xx)	$100,000	$100,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $2,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $2,041,684.(xx)	2,000,000	2,000,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,900,285, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $1,938,097.(xx)	1,900,000	1,900,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $1,000,300, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $1,020,052.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,400,204, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $1,428,071.(xx)	1,400,000	1,400,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $2,989,987, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $3,049,356.(xx)	2,989,561	2,989,561
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $1,300,206, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $1,326,671.(xx)	1,300,000	1,300,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,200,339, collateralized by various Common Stocks; total market value $2,447,098.(xx)	2,200,000	2,200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,200,339, collateralized by various Common Stocks; total market value $2,447,098.(xx)	2,200,000	2,200,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,000,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $1,020,019.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		17,089,561

Total Short-Term Investments (9.1%) (Cost $17,933,123)		17,932,957

Total Investments in Securities (106.3%) (Cost $145,386,784)		210,396,008
Other Assets Less Liabilities (-6.3%)		(12,394,333)

Net Assets (100%)		$198,001,675

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $17,010,871. This was secured by cash collateral of $17,089,561 which was subsequently invested in joint repurchase agreements with a total value of $17,089,561, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $604,472 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	2	6/2018	USD	263,760	(12,657)
Russell 2000 E-Mini Index	9	6/2018	USD	689,040	(24,964)
S&P Midcap 400 E-Mini Index	7	6/2018	USD	1,318,170	(47,061)

					(84,682)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$31,752,833	$—	$—	$31,752,833
Consumer Staples	2,889,032	—	—	2,889,032
Energy	3,502,807	—	—	3,502,807
Financials	13,584,791	—	—	13,584,791
Health Care	36,112,460	454,052	—	36,566,512
Industrials	36,632,897	—	—	36,632,897
Information Technology	55,022,920	—	—	55,022,920
Materials	7,815,842	—	—	7,815,842
Real Estate	3,452,233	—	—	3,452,233
Telecommunication Services	888,615	—	—	888,615
Utilities	349,509	—	—	349,509
Rights
Health Care	—	—	5,060	5,060
Short-Term Investments
Investment Company	843,396	—	—	843,396
Repurchase Agreements	—	17,089,561	—	17,089,561

Total Assets	$192,847,335	$17,543,613	$5,060	$210,396,008

Liabilities:
Futures	$(84,682)	$—	$—	$(84,682)

Total Liabilities	$(84,682)	$—	$—	$(84,682)

Total	$192,762,653	$17,543,613	$5,060	$210,311,326

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,874,065
Aggregate gross unrealized depreciation	(6,348,025)

Net unrealized appreciation	$64,526,040

Federal income tax cost of investments in securities and derivative instruments, if applicable	$145,785,286

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (1.5%)
Adient plc	3,502	$209,280
American Axle & Manufacturing
Holdings, Inc.*	3,619	55,081
BorgWarner, Inc.	26,106	1,311,303
Cooper Tire & Rubber Co.	1,902	55,729
Cooper-Standard Holdings, Inc.*	495	60,791
Dana, Inc.	2,775	71,484
Gentex Corp.	3,565	82,066
Gentherm, Inc.*	274	9,302
Goodyear Tire & Rubber Co. (The)	22,097	587,338
Lear Corp.	419	77,972
Modine Manufacturing Co.*	1,851	39,149
Motorcar Parts of America, Inc.*	690	14,787
Shiloh Industries, Inc.*	195	1,697
Standard Motor Products, Inc.	285	13,557
Stoneridge, Inc.*	1,021	28,180
Superior Industries International, Inc.	863	11,478
Tower International, Inc.	727	20,174

		2,649,368

Automobiles (0.0%)
Winnebago Industries, Inc.	130	4,888

Distributors (0.0%)
Funko, Inc., Class A(x)*	300	2,463
VOXX International Corp.*	771	3,816
Weyco Group, Inc.	221	7,426

		13,705

Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc.*	2,232	106,131
American Public Education, Inc.*	558	23,994
Ascent Capital Group, Inc., Class A*	442	1,627
Bridgepoint Education, Inc.*	93	627
Cambium Learning Group, Inc.*	286	3,203
Capella Education Co.	31	2,708
Career Education Corp.*	2,472	32,482
Carriage Services, Inc.	360	9,958
Graham Holdings Co., Class B	159	95,758
H&R Block, Inc.	6,438	163,589
Houghton Mifflin Harcourt Co.*	1,083	7,527
K12, Inc.*	1,465	20,774
Laureate Education, Inc., Class A*	1,991	27,376
Liberty Tax, Inc., Class A(x)	250	2,525
Regis Corp.*	1,340	20,274
Weight Watchers International, Inc.*	64	4,078

		522,631

Hotels, Restaurants & Leisure (1.5%)
Aramark	5,139	203,299
Belmond Ltd., Class A*	3,249	36,226
Biglari Holdings, Inc.*	38	15,520
Bluegreen Vacations Corp.(x)	137	2,900
Boyd Gaming Corp.	276	8,793
Brinker International, Inc.(x)	391	14,115
Caesars Entertainment Corp.*	4,719	53,089
Carrols Restaurant Group, Inc.*	1,277	14,302
Century Casinos, Inc.*	886	6,610
Del Frisco’s Restaurant Group, Inc.*	755	11,514
Del Taco Restaurants, Inc.*	1,229	12,732
Denny’s Corp.*	570	8,795
Dine Brands Global, Inc.(x)	262	17,182
Drive Shack, Inc.(x)*	1,122	5,363
El Pollo Loco Holdings, Inc.*	765	7,268
Empire Resorts, Inc.(x)*	45	776
Extended Stay America, Inc.	3,094	61,168
Fiesta Restaurant Group, Inc.(x)*	905	16,743
Fogo De Chao, Inc.*	386	6,080
Golden Entertainment, Inc.(x)*	492	11,429
Hyatt Hotels Corp., Class A	1,711	130,481
ILG, Inc.	3,584	111,498
International Game Technology plc	4,025	107,588
International Speedway Corp., Class A	897	39,558
J Alexander’s Holdings, Inc.*	431	4,935
Jack in the Box, Inc.	226	19,285
La Quinta Holdings, Inc.*	2,351	44,457
Marcus Corp. (The)	152	4,613
Marriott Vacations Worldwide Corp.	94	12,521
Monarch Casino & Resort, Inc.*	407	17,212
Penn National Gaming, Inc.*	2,747	72,136
Pinnacle Entertainment, Inc.*	593	17,879
Potbelly Corp.*	698	8,411
fRCI Hospitality Holdings, Inc.	335	9,511
Red Lion Hotels Corp.*	623	6,074
Red Robin Gourmet Burgers, Inc.*	32	1,856
Red Rock Resorts, Inc., Class A	35,563	1,041,285
Sonic Corp.(x)	588	14,835
Speedway Motorsports, Inc.	412	7,342
Texas Roadhouse, Inc.	7,844	453,226
Vail Resorts, Inc.	360	79,812
Zoe’s Kitchen, Inc.(x)*	484	6,989

		2,725,408

Household Durables (1.3%)
AV Homes, Inc.*	416	7,717
Bassett Furniture Industries, Inc.	359	10,896
Beazer Homes USA, Inc.*	1,162	18,534
Century Communities, Inc.*	656	19,647
CSS Industries, Inc.	337	5,898
Ethan Allen Interiors, Inc.	887	20,357
Flexsteel Industries, Inc.	273	10,805
Green Brick Partners, Inc.*	866	9,439
Hamilton Beach Brands Holding Co., Class A	83	1,761
Helen of Troy Ltd.*	543	47,241
Hovnanian Enterprises, Inc., Class A*	3,136	5,739
KB Home	2,444	69,532
La-Z-Boy, Inc.	998	29,890
Leggett & Platt, Inc.	957	42,453
Lennar Corp., Class A	7,878	464,329
LGI Homes, Inc.(x)*	222	15,667
Libbey, Inc.	955	4,670
Lifetime Brands, Inc.	371	4,600
M/I Homes, Inc.*	771	24,556
MDC Holdings, Inc.	1,008	28,143
Meritage Homes Corp.*	1,316	59,549
New Home Co., Inc. (The)*	423	4,687
NVR, Inc.*	339	949,199
PICO Holdings, Inc.*	788	9,023
PulteGroup, Inc.	7,086	208,966
Tempur Sealy International, Inc.(x)*	1,059	47,962
Toll Brothers, Inc.	2,803	121,230
TopBuild Corp.*	526	40,250
TRI Pointe Group, Inc.*	5,223	85,814
William Lyon Homes, Class A*	937	25,758
ZAGG, Inc.*	333	4,063

		2,398,375

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	653	7,705
FTD Cos., Inc.*	661	2,406
Gaia, Inc.*	314	4,867
Lands’ End, Inc.(x)*	476	11,115

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Liberty Expedia Holdings, Inc., Class A*	1,640	$64,419
Liberty TripAdvisor Holdings, Inc., Class A*	2,673	28,735
Overstock.com, Inc.(x)*	308	11,165
TripAdvisor, Inc.*	2,125	86,891

		217,303

Leisure Products (0.1%)
Acushnet Holdings Corp.	1,150	26,554
Brunswick Corp.	614	36,465
Callaway Golf Co.	3,444	56,344
Clarus Corp.*	795	5,366
Escalade, Inc.	341	4,672
Johnson Outdoors, Inc., Class A	178	11,036
Vista Outdoor, Inc.*	2,150	35,088

		175,525

Media (1.7%)
AMC Entertainment Holdings, Inc., Class A(x)	2,018	28,353
Beasley Broadcast Group, Inc., Class A	236	2,667
Central European Media Enterprises Ltd., Class A(x)*	2,936	12,331
Cinemark Holdings, Inc.	3,953	148,910
Clear Channel Outdoor Holdings, Inc., Class A	1,200	5,880
Cogint, Inc.(x)*	659	1,648
Daily Journal Corp.(x)*	39	8,911
Emerald Expositions Events, Inc.(x)	658	12,818
Entercom Communications Corp., Class A(x)	998	9,631
Eros International plc(x)*	547	5,962
EW Scripps Co. (The), Class A	2,156	25,850
Gannett Co., Inc.	4,126	41,177
GCI Liberty, Inc., Class A*	2,971	157,047
Global Eagle Entertainment, Inc.(x)*	2,046	3,008
Gray Television, Inc.*	1,046	13,284
Hemisphere Media Group, Inc.*	565	6,356
Interpublic Group of Cos., Inc. (The)	2,183	50,274
John Wiley & Sons, Inc., Class A	1,645	104,787
Liberty Media Corp.-Liberty Formula One, Class A(x)*	930	27,240
Liberty Media Corp.-Liberty Formula One, Class C(x)*	14,312	441,525
Lions Gate Entertainment Corp., Class A(x)	677	17,487
Lions Gate Entertainment Corp., Class B	1,355	32,628
Live Nation Entertainment, Inc.*	16,725	704,791
Madison Square Garden Co. (The), Class A*	630	154,854
MDC Partners, Inc., Class A*	1,491	10,735
Meredith Corp.	1,462	78,656
MSG Networks, Inc., Class A*	2,213	50,014
National CineMedia, Inc.	2,399	12,451
New Media Investment Group, Inc.	1,901	32,583
New York Times Co. (The), Class A	879	21,184
Reading International, Inc., Class A*	458	7,626
Saga Communications, Inc., Class A	121	4,507
Salem Media Group, Inc.	459	1,652
Scholastic Corp.	1,028	39,928
TEGNA, Inc.	54,149	616,757
Townsquare Media, Inc., Class A	302	2,395
Tribune Media Co., Class A	2,953	119,626
tronc, Inc.*	292	4,795
WideOpenWest, Inc.(x)*	542	3,875

		3,024,203

Multiline Retail (0.3%)
Dillard’s, Inc., Class A(x)	492	39,527
Fred’s, Inc., Class A(x)	1,459	4,362
JC Penney Co., Inc.(x)*	11,733	35,434
Kohl’s Corp.	6,190	405,507
Sears Holdings Corp.(x)*	358	956

		485,786

Specialty Retail (2.5%)
Aaron’s, Inc.	19,683	917,228
Abercrombie & Fitch Co., Class A	2,496	60,428
Advance Auto Parts, Inc.	4,977	590,023
American Eagle Outfitters, Inc.	5,972	119,022
America’s Car-Mart, Inc.*	164	8,274
Ascena Retail Group, Inc.(x)*	6,233	12,528
At Home Group, Inc.(x)*	45	1,442
AutoNation, Inc.*	2,147	100,437
Barnes & Noble Education, Inc.*	1,289	8,881
Barnes & Noble, Inc.	2,400	11,880
Bed Bath & Beyond, Inc.	5,072	106,461
Big 5 Sporting Goods Corp.(x)	632	4,582
Boot Barn Holdings, Inc.*	683	12,110
Buckle, Inc. (The)(x)	1,091	24,166
Build-A-Bear Workshop, Inc.*	604	5,527
Burlington Stores, Inc.*	4,555	606,498
Caleres, Inc.	1,515	50,904
Carvana Co.(x)*	484	11,098
Cato Corp. (The), Class A	901	13,281
Chico’s FAS, Inc.	4,359	39,405
Citi Trends, Inc.	476	14,713
Conn’s, Inc.(x)*	698	23,732
Container Store Group, Inc. (The)(x)*	494	2,687
Dick’s Sporting Goods, Inc.	676	23,694
DSW, Inc., Class A	2,477	55,633
Express, Inc.*	2,762	19,776
Finish Line, Inc. (The), Class A(x)	1,468	19,877
Foot Locker, Inc.	12,487	568,658
GameStop Corp., Class A(x)	3,746	47,275
Genesco, Inc.*	732	29,719
GNC Holdings, Inc., Class A(x)*	2,644	10,206
Group 1 Automotive, Inc.	749	48,940
Guess?, Inc.	2,260	46,872
Haverty Furniture Cos., Inc.	743	14,971
Hibbett Sports, Inc.*	765	18,322
Hudson Ltd., Class A(x)*	591	9,403
Kirkland’s, Inc.*	651	6,308
MarineMax, Inc.*	357	6,944
Michaels Cos., Inc. (The)*	974	19,198
Murphy USA, Inc.*	1,153	83,938
National Vision Holdings, Inc.*	792	25,590
Office Depot, Inc.	18,811	40,444
Party City Holdco, Inc.(x)*	1,137	17,737
Penske Automotive Group, Inc.	1,345	59,624
Pier 1 Imports, Inc.	3,070	9,885
Rent-A-Center, Inc.(x)	1,664	14,360
Sally Beauty Holdings, Inc.*	2,873	47,261
Shoe Carnival, Inc.	450	10,710
Signet Jewelers Ltd.	2,244	86,439
Sonic Automotive, Inc., Class A	894	16,941
Tailored Brands, Inc.	1,257	31,500
Tilly’s, Inc., Class A	538	6,079
Urban Outfitters, Inc.*	2,927	108,182
Vitamin Shoppe, Inc.(x)*	692	3,010
Williams-Sonoma, Inc.(x)	2,460	129,790
Zumiez, Inc.*	702	16,778

		4,399,371

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (1.4%)
Columbia Sportswear Co.	693	$52,966
Crocs, Inc.*	696	11,310
Deckers Outdoor Corp.*	1,090	98,133
Delta Apparel, Inc.*	237	4,271
Fossil Group, Inc.(x)*	1,635	20,765
G-III Apparel Group Ltd.(x)*	1,597	60,175
Hanesbrands, Inc.(x)	26,784	493,360
Iconix Brand Group, Inc.(x)*	1,938	2,151
Lululemon Athletica, Inc.*	5,461	486,683
Michael Kors Holdings Ltd.*	4,909	304,751
Movado Group, Inc.	557	21,389
Oxford Industries, Inc.	363	27,065
Perry Ellis International, Inc.*	476	12,281
Ralph Lauren Corp.	2,062	230,532
Sequential Brands Group, Inc.(x)*	1,869	3,897
Skechers U.S.A., Inc., Class A*	2,776	107,959
Steven Madden Ltd.	10,063	441,766
Unifi, Inc.*	577	20,916
Vera Bradley, Inc.*	821	8,711

		2,409,081

Total Consumer Discretionary		19,025,644

Consumer Staples (4.4%)
Beverages (0.6%)
Cott Corp.(x)	36,825	542,064
MGP Ingredients, Inc.(x)	63	5,644
Molson Coors Brewing Co., Class B	7,552	568,892

		1,116,600

Food & Staples Retailing (0.4%)
Andersons, Inc. (The)	1,006	33,299
Casey’s General Stores, Inc.	1,371	150,494
Chefs’ Warehouse, Inc. (The)*	21	483
Ingles Markets, Inc., Class A	502	16,993
Natural Grocers by Vitamin Cottage, Inc.(x)*	417	2,986
Rite Aid Corp.(x)*	21,379	35,917
Smart & Final Stores, Inc.*	932	5,173
SpartanNash Co.	1,372	23,612
SUPERVALU, Inc.(x)*	1,446	22,023
United Natural Foods, Inc.*	1,866	80,126
US Foods Holding Corp.*	7,658	250,952
Village Super Market, Inc., Class A	311	8,201
Weis Markets, Inc.	330	13,523

		643,782

Food Products (2.7%)
Alico, Inc.	102	2,774
B&G Foods, Inc.(x)	24,937	591,007
Cal-Maine Foods, Inc.*	1,046	45,710
Darling Ingredients, Inc.*	6,059	104,821
Dean Foods Co.	3,232	27,860
Farmer Brothers Co.(x)*	306	9,241
Flowers Foods, Inc.	40,501	885,352
Fresh Del Monte Produce, Inc.	1,181	53,428
Hain Celestial Group, Inc. (The)*	3,783	121,321
Hostess Brands, Inc.*	2,854	42,211
Ingredion, Inc.	2,638	340,091
Lamb Weston Holdings, Inc.	4,207	244,932
Landec Corp.*	815	10,636
Limoneira Co.	335	7,950
Pilgrim’s Pride Corp.*	245	6,029
Pinnacle Foods, Inc.	10,237	553,822
Post Holdings, Inc.*	17,543	1,329,058
Sanderson Farms, Inc.	746	88,789
Seaboard Corp.	10	42,650
Seneca Foods Corp., Class A*	289	8,005
Tootsie Roll Industries, Inc.(x)	176	5,187
TreeHouse Foods, Inc.*	4,624	176,960

		4,697,834

Household Products (0.2%)
Central Garden & Pet Co.(x)*	358	15,394
Central Garden & Pet Co., Class A*	1,157	45,829
HRG Group, Inc.*	251	4,139
Oil-Dri Corp. of America	206	8,279
Orchids Paper Products Co.(x)*	391	3,187
Spectrum Brands Holdings, Inc.	2,380	246,806

		323,634

Personal Products (0.5%)
Coty, Inc., Class A	21,077	385,709
Edgewell Personal Care Co.*	8,120	396,418
Inter Parfums, Inc.	361	17,021
Nature’s Sunshine Products, Inc.*	343	3,773
Nu Skin Enterprises, Inc., Class A	1,398	103,047
Revlon, Inc., Class A(x)*	282	5,809

		911,777

Tobacco (0.0%)
Universal Corp.	902	43,747
Vector Group Ltd.	1,946	39,679

		83,426

Total Consumer Staples		7,777,053

Energy (5.1%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	2,525	22,094
Basic Energy Services, Inc.*	641	9,256
Bristow Group, Inc.(x)*	1,233	16,029
C&J Energy Services, Inc.*	1,798	46,424
Cactus, Inc., Class A*	623	16,777
CARBO Ceramics, Inc.(x)*	881	6,387
Diamond Offshore Drilling, Inc.(x)*	2,442	35,800
Dril-Quip, Inc.*	1,382	61,914
Ensco plc, Class A(x)	15,750	69,143
Era Group, Inc.*	719	6,723
Exterran Corp.*	1,206	32,200
Fairmount Santrol Holdings, Inc.(x)*	725	3,081
Forum Energy Technologies, Inc.*	3,031	33,341
Frank’s International NV(x)	1,814	9,850
FTS International, Inc.*	567	10,427
Geospace Technologies Corp.*	487	4,807
Gulf Island Fabrication, Inc.	521	3,699
Helix Energy Solutions Group, Inc.*	5,298	30,675
Helmerich & Payne, Inc.	7,240	481,893
Independence Contract Drilling, Inc.*	1,398	5,284
Keane Group, Inc.(x)*	91	1,347
Key Energy Services, Inc.*	421	4,934
Liberty Oilfield Services, Inc., Class A(x)*	304	5,135
Mammoth Energy Services, Inc.*	275	8,817
Matrix Service Co.*	1,011	13,851
McDermott International, Inc.*	10,462	63,714
Nabors Industries Ltd.	11,430	79,896
Natural Gas Services Group, Inc.*	478	11,400
Newpark Resources, Inc.*	3,042	24,640
Nine Energy Service, Inc.*	160	3,896
Noble Corp. plc*	9,211	34,173
Oceaneering International, Inc.	3,632	67,337
Oil States International, Inc.*	1,912	50,094
Parker Drilling Co.*	5,700	3,620
Patterson-UTI Energy, Inc.	7,711	135,020
PHI, Inc. (Non-Voting)*	513	5,253
Pioneer Energy Services Corp.*	2,981	8,049
ProPetro Holding Corp.*	677	10,758
Quintana Energy Services, Inc.(x)*	293	2,857

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Ranger Energy Services, Inc.(x)*	185	$1,506
Rowan Cos. plc, Class A*	4,274	49,322
RPC, Inc.(x)	210	3,786
SEACOR Holdings, Inc.*	602	30,762
SEACOR Marine Holdings, Inc.*	584	11,108
Smart Sand, Inc.(x)*	73	425
Superior Energy Services, Inc.*	5,565	46,913
TETRA Technologies, Inc.*	4,266	15,998
Transocean Ltd.*	15,439	152,845
Unit Corp.*	1,946	38,453
US Silica Holdings, Inc.(x)	1,195	30,496
Weatherford International plc(x)*	32,775	75,055

		1,897,264

Oil, Gas & Consumable Fuels (4.0%)
Abraxas Petroleum Corp.*	398	884
Adams Resources & Energy, Inc.	65	2,828
Antero Resources Corp.*	4,354	86,427
Approach Resources, Inc.(x)*	1,620	4,228
Arch Coal, Inc., Class A	704	64,684
Ardmore Shipping Corp.*	600	4,560
Bonanza Creek Energy, Inc.*	721	19,979
California Resources Corp.(x)*	1,566	26,857
Callon Petroleum Co.*	7,446	98,585
Centennial Resource Development, Inc., Class A*	5,803	106,485
Chesapeake Energy Corp.(x)*	31,379	94,765
Cimarex Energy Co.	18,655	1,744,244
Clean Energy Fuels Corp.*	5,623	9,278
Cloud Peak Energy, Inc.*	2,595	7,551
CNX Resources Corp.*	8,117	125,245
CONSOL Energy, Inc.*	1,054	30,534
Contango Oil & Gas Co.*	896	3,181
CVR Energy, Inc.(x)	565	17,074
Delek US Energy, Inc.	2,942	119,739
Denbury Resources, Inc.*	14,455	39,607
DHT Holdings, Inc.	3,241	11,019
Diamondback Energy, Inc.*	2,789	352,864
Dorian LPG Ltd.*	918	6,876
Earthstone Energy, Inc., Class A*	497	5,030
Eclipse Resources Corp.*	3,535	5,090
Energen Corp.*	3,536	222,273
Energy XXI Gulf Coast, Inc.*	1,062	4,078
EP Energy Corp., Class A(x)*	1,657	2,220
EQT Corp.	10,719	509,260
Extraction Oil & Gas, Inc.*	4,465	51,169
Frontline Ltd.(x)	2,759	12,222
GasLog Ltd.(x)	1,479	24,330
Gastar Exploration, Inc.(x)*	3,479	2,375
Gener8 Maritime, Inc.*	1,598	9,029
Golar LNG Ltd.(x)	3,535	96,718
Green Plains, Inc.	1,491	25,049
Gulfport Energy Corp.*	5,435	52,448
Halcon Resources Corp.*	4,895	23,839
Hallador Energy Co.	580	3,985
HighPoint Resources Corp.(x)*	3,524	17,902
HollyFrontier Corp.	6,518	318,469
International Seaways, Inc.*	1,109	19,518
Jones Energy, Inc., Class A(x)*	1,456	1,165
Kosmos Energy Ltd.*	8,737	55,043
Midstates Petroleum Co., Inc.*	388	5,172
Murphy Oil Corp.	5,801	149,898
NACCO Industries, Inc., Class A	154	5,059
Navios Maritime Acquisition Corp.	3,794	3,187
Nordic American Tankers Ltd.(x)	5,064	9,824
Oasis Petroleum, Inc.*	9,549	77,347
Overseas Shipholding Group, Inc., Class A*	1,743	4,950
Pacific Ethanol, Inc.*	1,679	5,037
Panhandle Oil and Gas, Inc., Class A	259	4,999
Par Pacific Holdings, Inc.*	791	13,581
Parsley Energy, Inc., Class A*	17,982	521,299
PBF Energy, Inc., Class A	4,071	138,007
PDC Energy, Inc.*	2,444	119,829
Peabody Energy Corp.	2,469	90,119
Penn Virginia Corp.*	32	1,121
QEP Resources, Inc.*	8,891	87,043
Range Resources Corp.	8,493	123,488
Renewable Energy Group, Inc.(x)*	1,485	19,008
Resolute Energy Corp.(x)*	781	27,062
REX American Resources Corp.*	225	16,380
Ring Energy, Inc.*	104	1,492
RSP Permian, Inc.*	2,439	114,340
SandRidge Energy, Inc.*	1,243	18,036
Scorpio Tankers, Inc.	10,439	20,460
SemGroup Corp., Class A(x)	2,433	52,066
Ship Finance International Ltd.(x)	2,248	32,146
SilverBow Resources, Inc.*	193	5,616
SM Energy Co.	4,114	74,175
Southwestern Energy Co.*	21,303	92,242
SRC Energy, Inc.*	7,733	72,922
Stone Energy Corp.*	742	27,528
Targa Resources Corp.	7,880	346,720
Teekay Corp.	2,415	19,537
Teekay Tankers Ltd., Class A	7,263	8,643
Ultra Petroleum Corp.*	6,735	28,085
W&T Offshore, Inc.*	3,289	14,570
Westmoreland Coal Co.(x)*	831	341
Whiting Petroleum Corp.*	3,344	113,161
WildHorse Resource Development Corp.(x)*	1,860	35,507
World Fuel Services Corp.	2,473	60,712
WPX Energy, Inc.*	14,741	217,872

		7,217,287

Total Energy		9,114,551

Financials (23.9%)
Banks (11.6%)
1st Source Corp.	602	30,473
Access National Corp.	507	14,465
ACNB Corp.	251	7,342
Allegiance Bancshares, Inc.*	145	5,677
American National Bankshares, Inc.	314	11,806
Ameris Bancorp	314	16,611
Ames National Corp.(x)	329	9,048
Arrow Financial Corp.	427	14,497
Associated Banc-Corp.	6,295	156,431
Atlantic Capital Bancshares, Inc.*	668	12,091
Banc of California, Inc.(x)	1,635	31,556
BancFirst Corp.	629	33,400
Banco Latinoamericano de Comercio Exterior SA, Class E	1,145	32,633
Bancorp, Inc. (The)*	1,827	19,732
BancorpSouth Bank	3,152	100,234
Bank of Commerce Holdings	618	7,200
Bank of Hawaii Corp.	1,565	130,052
Bank of Marin Bancorp	239	16,479
Bank of NT Butterfield & Son Ltd. (The)	598	26,838
Bank of the Ozarks, Inc.	16,644	803,405
BankUnited, Inc.	43,164	1,725,696
Bankwell Financial Group, Inc.	166	5,358
Banner Corp.	1,202	66,699
Bar Harbor Bankshares	545	15,107
BCB Bancorp, Inc.	389	6,088
Berkshire Hills Bancorp, Inc.	1,500	56,925

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Blue Hills Bancorp, Inc.	433	$9,028
BOK Financial Corp.(x)	8,960	886,949
Boston Private Financial Holdings, Inc.	3,068	46,173
Bridge Bancorp, Inc.	721	24,190
Brookline Bancorp, Inc.	2,782	45,068
Bryn Mawr Bank Corp.	646	28,392
BSB Bancorp, Inc.*	216	6,610
Byline Bancorp, Inc.*	379	8,690
C&F Financial Corp.	138	7,259
Cadence Bancorp	943	25,678
Camden National Corp.	541	24,075
Capital City Bank Group, Inc.	441	10,915
Capstar Financial Holdings, Inc.*	248	4,670
Carolina Financial Corp.	184	7,228
Cathay General Bancorp	2,807	112,224
CBTX, Inc.(x)	84	2,473
CenterState Bank Corp.	2,214	58,737
Central Pacific Financial Corp.	987	28,090
Central Valley Community Bancorp	380	7,433
Century Bancorp, Inc., Class A	111	8,813
Chemical Financial Corp.	2,625	143,535
Chemung Financial Corp.	127	5,902
Citizens & Northern Corp.	484	11,176
Citizens Financial Group, Inc.	9,514	399,398
City Holding Co.	550	37,708
Civista Bancshares, Inc.	403	9,213
CNB Financial Corp.	517	15,040
CoBiz Financial, Inc.	1,340	26,264
Codorus Valley Bancorp, Inc.(x)	348	9,786
Columbia Banking System, Inc.	2,385	100,051
Commerce Bancshares, Inc.	3,491	209,146
Community Bank System, Inc.	1,788	95,765
Community Bankers Trust Corp.(x)*	863	7,767
Community Financial Corp. (The)	160	5,955
Community Trust Bancorp, Inc.	581	26,261
ConnectOne Bancorp, Inc.	841	24,221
County Bancorp, Inc.	184	5,375
Cullen/Frost Bankers, Inc.	8,120	861,287
Customers Bancorp, Inc.*	1,052	30,666
CVB Financial Corp.	3,770	85,353
DNB Financial Corp.(x)	124	4,421
Eagle Bancorp, Inc.*	222	13,287
East West Bancorp, Inc.	10,091	631,090
Enterprise Bancorp, Inc.	380	13,410
Enterprise Financial Services Corp.	824	38,646
Equity Bancshares, Inc., Class A*	248	9,712
Evans Bancorp, Inc.	191	8,643
Farmers & Merchants Bancorp, Inc.(x)	308	12,434
Farmers Capital Bank Corp.	273	10,906
Farmers National Banc Corp.	936	12,964
FB Financial Corp.*	241	9,782
FCB Financial Holdings, Inc., Class A*	1,329	67,912
Fidelity Southern Corp.	798	18,410
Financial Institutions, Inc.	528	15,629
First Bancorp, Inc.	365	10,213
First Bancorp/NC	1,055	37,611
First Bancorp/PR*	7,213	43,422
First Bancshares, Inc. (The)(x)	367	11,836
First Busey Corp.	1,524	45,293
First Business Financial Services, Inc.	294	7,397
First Citizens BancShares, Inc., Class A	275	113,641
First Commonwealth Financial Corp.	3,556	50,246
First Community Bancshares, Inc.	607	18,119
First Connecticut Bancorp, Inc.	386	9,882
First Financial Bancorp	2,252	66,096
First Financial Bankshares, Inc.(x)	825	38,198
First Financial Corp.	404	16,806
First Financial Northwest, Inc.	322	5,394
First Foundation, Inc.*	741	13,738
First Guaranty Bancshares, Inc.(x)	164	4,262
First Hawaiian, Inc.	1,956	54,435
First Horizon National Corp.	62,683	1,180,320
First Internet Bancorp	299	11,063
First Interstate BancSystem, Inc., Class A	975	38,561
First Merchants Corp.	1,496	62,383
First Mid-Illinois Bancshares, Inc.	392	14,288
First Midwest Bancorp, Inc.	3,745	92,090
First Northwest Bancorp*	347	5,861
First of Long Island Corp. (The)	720	19,764
First Republic Bank	8,487	785,980
Flushing Financial Corp.	1,034	27,877
FNB Bancorp	213	7,836
FNB Corp.	11,977	161,091
Franklin Financial Network, Inc.*	351	11,443
Fulton Financial Corp.	6,339	112,517
German American Bancorp, Inc.	787	26,246
Glacier Bancorp, Inc.	2,405	92,304
Great Southern Bancorp, Inc.	423	21,129
Great Western Bancorp, Inc.	2,164	87,144
Green Bancorp, Inc.*	745	16,576
Guaranty Bancorp	704	19,958
Hancock Holding Co.	3,125	161,563
Hanmi Financial Corp.	1,159	35,639
HarborOne Bancorp, Inc.*	285	5,033
Heartland Financial USA, Inc.	922	48,912
Heritage Commerce Corp.	1,227	20,221
Heritage Financial Corp.	1,091	33,385
Hilltop Holdings, Inc.	2,691	63,131
Home BancShares, Inc.	1,128	25,730
HomeTrust Bancshares, Inc.*	583	15,187
Hope Bancorp, Inc.	4,753	86,457
Horizon Bancorp	836	25,088
Howard Bancorp, Inc.*	289	5,722
IBERIABANK Corp.	1,873	146,094
Independent Bank Corp./MA	991	70,906
Independent Bank Corp./MI	715	16,374
Independent Bank Group, Inc.	698	49,349
International Bancshares Corp.	2,005	77,995
Investar Holding Corp.	231	5,971
Investors Bancorp, Inc.	9,341	127,411
Lakeland Bancorp, Inc.	1,615	32,058
Lakeland Financial Corp.	747	34,534
LCNB Corp.	343	6,517
LegacyTexas Financial Group, Inc.	1,024	43,848
Macatawa Bank Corp.	961	9,869
MainSource Financial Group, Inc.	926	37,642
MB Financial, Inc.	2,742	110,996
MBT Financial Corp.	667	7,170
Mercantile Bank Corp.	592	19,684
Metropolitan Bank Holding Corp.*	107	4,506
Middlefield Banc Corp.	108	5,303
Midland States Bancorp, Inc.	541	17,074
MidSouth Bancorp, Inc.	479	6,059
MidWestOne Financial Group, Inc.	410	13,649
MutualFirst Financial, Inc.	224	8,120
National Bank Holdings Corp., Class A	620	20,615
National Bankshares, Inc.	234	10,542

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
National Commerce Corp.*	243	$10,583
NBT Bancorp, Inc.	1,602	56,839
Nicolet Bankshares, Inc.*	340	18,724
Northeast Bancorp	267	5,474
Northrim Bancorp, Inc.	236	8,154
Norwood Financial Corp.(x)	235	7,071
OFG Bancorp	1,565	16,354
Ohio Valley Banc Corp.(x)	161	6,738
Old Line Bancshares, Inc.	276	9,108
Old National Bancorp	4,524	76,456
Old Point Financial Corp.(x)	140	3,693
Old Second Bancorp, Inc.	1,077	14,970
Opus Bank	231	6,468
Orrstown Financial Services, Inc.	277	6,690
Pacific Mercantile Bancorp*	650	6,208
Pacific Premier Bancorp, Inc.*	961	38,632
PacWest Bancorp	4,594	227,541
Park National Corp.	483	50,116
Parke Bancorp, Inc.	227	4,722
Peapack Gladstone Financial Corp.	648	21,637
Penns Woods Bancorp, Inc.	181	7,658
Peoples Bancorp of North Carolina, Inc.	185	5,683
Peoples Bancorp, Inc.	583	20,667
Peoples Financial Services Corp.	272	12,417
People’s United Financial, Inc.	12,611	235,321
People’s Utah Bancorp	432	13,954
Pinnacle Financial Partners, Inc.	1,817	116,651
Popular, Inc.	17,458	726,601
Premier Financial Bancorp, Inc.	398	7,407
Prosperity Bancshares, Inc.	2,464	178,960
QCR Holdings, Inc.	472	21,169
RBB Bancorp	194	5,116
Reliant Bancorp, Inc.	280	6,381
Renasant Corp.	1,647	70,096
Republic Bancorp, Inc., Class A	353	13,520
Republic First Bancorp, Inc.(x)*	1,364	11,867
S&T Bancorp, Inc.	1,243	49,645
Sandy Spring Bancorp, Inc.	1,208	46,822
Seacoast Banking Corp. of Florida*	1,599	42,326
Shore Bancshares, Inc.	435	8,204
Sierra Bancorp	477	12,707
Signature Bank*	4,570	648,711
Simmons First National Corp., Class A	3,048	86,716
SmartFinancial, Inc.*	293	6,903
South State Corp.	1,244	106,113
Southern First Bancshares, Inc.*	268	11,926
Southern National Bancorp of Virginia, Inc.	788	12,482
Southside Bancshares, Inc.	1,014	35,226
State Bank Financial Corp.	1,383	41,504
Sterling Bancorp	7,904	178,235
Stock Yards Bancorp, Inc.	812	28,501
Summit Financial Group, Inc.	402	10,054
SVB Financial Group*	3,420	820,833
Synovus Financial Corp.	4,354	217,439
TCF Financial Corp.	5,906	134,716
Texas Capital Bancshares, Inc.*	438	39,376
Tompkins Financial Corp.	516	39,092
Towne Bank	2,336	66,810
TriCo Bancshares	777	28,920
TriState Capital Holdings, Inc.*	594	13,811
Triumph Bancorp, Inc.*	632	26,038
Trustmark Corp.	2,448	76,280
Two River Bancorp	286	5,162
UMB Financial Corp.	1,668	120,747
Umpqua Holdings Corp.	8,212	175,819
Union Bankshares Corp.	2,055	75,439
United Bankshares, Inc.	3,696	130,284
United Community Banks, Inc.	2,734	86,531
United Security Bancshares(x)	511	5,493
Unity Bancorp, Inc.(x)	306	6,732
Univest Corp. of Pennsylvania	866	23,988
Valley National Bancorp	9,603	119,653
Veritex Holdings, Inc.*	405	11,206
Washington Trust Bancorp, Inc.	566	30,423
Webster Financial Corp.	9,491	525,800
WesBanco, Inc.	1,531	64,761
West Bancorporation, Inc.	436	11,162
Westamerica Bancorp	946	54,944
Western Alliance Bancorp*	19,348	1,124,311
Wintrust Financial Corp.	2,010	172,961
Zions Bancorp	7,223	380,869

		20,400,348

Capital Markets (1.3%)
Arlington Asset Investment Corp., Class A(x)	911	10,057
Associated Capital Group, Inc., Class A(x)	29	1,086
B. Riley Financial, Inc.(x)	742	14,469
BGC Partners, Inc., Class A	6,451	86,766
Cowen, Inc.(x)*	935	12,342
Donnelley Financial Solutions, Inc.*	117	2,009
E*TRADE Financial Corp.*	9,891	548,060
Federated Investors, Inc., Class B	2,568	85,771
GAIN Capital Holdings, Inc.(x)	1,148	7,749
GAMCO Investors, Inc., Class A	111	2,756
Greenhill & Co., Inc.	922	17,057
Hamilton Lane, Inc., Class A	153	5,696
INTL. FCStone, Inc.*	584	24,925
Investment Technology Group, Inc.	1,035	20,431
Ladenburg Thalmann Financial Services, Inc.	3,590	11,739
Lazard Ltd., Class A	429	22,548
Legg Mason, Inc.	2,402	97,641
Medley Management, Inc., Class A(x)	98	559
Moelis & Co., Class A	8,515	432,988
Morningstar, Inc.	36	3,439
Oppenheimer Holdings, Inc., Class A	356	9,167
Piper Jaffray Cos	500	41,525
PJT Partners, Inc., Class A	677	33,918
Pzena Investment Management, Inc., Class A	91	1,013
Raymond James Financial, Inc.	6,496	580,807
Safeguard Scientifics, Inc.*	794	9,727
Stifel Financial Corp.	2,465	146,002
Virtus Investment Partners, Inc.	215	26,617
Waddell & Reed Financial, Inc., Class A(x)	2,981	60,246

		2,317,110

Consumer Finance (0.4%)
Credit Acceptance Corp.*	39	12,886
Curo Group Holdings Corp.*	161	2,769
Elevate Credit, Inc.(x)*	547	3,873
Encore Capital Group, Inc.(x)*	881	39,821
Enova International, Inc.*	846	18,654
EZCORP, Inc., Class A*	1,888	24,922
FirstCash, Inc.(x)	1,401	113,831
LendingClub Corp.(x)*	1,131	3,959
Navient Corp.	9,724	127,579
Nelnet, Inc., Class A	696	36,477
OneMain Holdings, Inc.*	2,585	77,395

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
PRA Group, Inc.*	669	$25,422
Regional Management Corp.*	351	11,176
Santander Consumer USA Holdings, Inc.	5,491	89,503
SLM Corp.*	16,034	179,741
World Acceptance Corp.(x)*	225	23,693

		791,701

Diversified Financial Services (0.2%)
Cannae Holdings, Inc.*	2,232	42,096
Marlin Business Services Corp.	243	6,889
On Deck Capital, Inc.*	1,881	10,515
Tiptree, Inc.	1,053	6,687
Voya Financial, Inc.	6,216	313,907

		380,094

Insurance (8.1%)
Alleghany Corp.	549	337,328
Ambac Financial Group, Inc.*	1,634	25,621
American Equity Investment Life Holding Co.	3,182	93,424
American Financial Group, Inc.	2,605	292,333
American National Insurance Co.	270	31,579
AMERISAFE, Inc.	698	38,565
AmTrust Financial Services, Inc.(x)	3,220	39,638
Arch Capital Group Ltd.*	3,921	335,598
Argo Group International Holdings Ltd.	1,086	62,336
Arthur J Gallagher & Co.	2,100	144,333
Aspen Insurance Holdings Ltd.	1,492	66,916
Assurant, Inc.	1,522	139,126
Assured Guaranty Ltd.	4,304	155,805
Atlas Financial Holdings, Inc.*	157	1,625
Axis Capital Holdings Ltd.	3,029	174,380
Baldwin & Lyons, Inc., Class B	335	7,370
Blue Capital Reinsurance Holdings Ltd.(x)	270	3,294
Brighthouse Financial, Inc.*	8,293	426,260
Brown & Brown, Inc.	34,834	886,177
Citizens, Inc.(x)*	1,861	13,623
CNO Financial Group, Inc.	5,921	128,308
Crawford & Co., Class B	177	1,455
Donegal Group, Inc., Class A	278	4,392
eHealth, Inc.*	53	758
EMC Insurance Group, Inc.	361	9,776
Employers Holdings, Inc.	1,180	47,731
Enstar Group Ltd.*	2,093	440,053
Erie Indemnity Co., Class A	237	27,881
Everest Re Group Ltd.	2,209	567,315
FBL Financial Group, Inc., Class A	354	24,550
Federated National Holding Co.	498	7,853
First American Financial Corp.	3,963	232,549
FNF Group	13,482	539,550
Genworth Financial, Inc., Class A*	18,877	53,422
Global Indemnity Ltd.	323	11,150
Greenlight Capital Re Ltd., Class A*	1,181	18,955
Hallmark Financial Services, Inc.*	470	4,192
Hanover Insurance Group, Inc. (The)	5,274	621,752
HCI Group, Inc.(x)	146	5,571
Heritage Insurance Holdings, Inc.(x)	719	10,900
Horace Mann Educators Corp.	1,534	65,579
Independence Holding Co.	234	8,342
Infinity Property & Casualty Corp.	345	40,848
Investors Title Co.	14	2,799
James River Group Holdings Ltd.	947	33,590
Kemper Corp.	1,464	83,448
Kingstone Cos., Inc.	374	6,283
Maiden Holdings Ltd.	2,199	14,294
MBIA, Inc.(x)*	3,191	29,549
Mercury General Corp.	1,025	47,017
National General Holdings Corp.	695	16,895
National Western Life Group, Inc., Class A	80	24,390
Navigators Group, Inc. (The)	10,128	583,879
NI Holdings, Inc.*	431	7,198
Old Republic International Corp.	8,968	192,364
ProAssurance Corp.	1,946	94,478
Reinsurance Group of America, Inc.	7,189	1,107,106
RenaissanceRe Holdings Ltd.	6,758	936,051
RLI Corp.	222	14,073
Safety Insurance Group, Inc.	554	42,575
Selective Insurance Group, Inc.	2,124	128,927
State Auto Financial Corp.	577	16,485
Stewart Information Services Corp.	745	32,735
Third Point Reinsurance Ltd.*	1,666	23,241
Torchmark Corp.	4,264	358,901
United Fire Group, Inc.	786	37,618
United Insurance Holdings Corp.	137	2,622
Universal Insurance Holdings, Inc.	259	8,262
Validus Holdings Ltd.	23,216	1,565,918
White Mountains Insurance Group Ltd.	131	107,750
Willis Towers Watson plc	11,287	1,717,768
WMIH Corp.*	8,048	11,428
WR Berkley Corp.	3,524	256,195
XL Group Ltd.	10,607	586,143

		14,238,195

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
AG Mortgage Investment Trust, Inc. (REIT)	1,090	18,933
AGNC Investment Corp. (REIT)	14,517	274,662
Anworth Mortgage Asset Corp. (REIT)	3,645	17,496
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	3,936	70,769
Ares Commercial Real Estate Corp. (REIT)	895	11,053
ARMOUR Residential REIT, Inc. (REIT)(x)	1,555	36,200
Capstead Mortgage Corp. (REIT)	3,499	30,266
Cherry Hill Mortgage Investment Corp. (REIT)	397	6,963
Chimera Investment Corp. (REIT)	7,031	122,410
CYS Investments, Inc. (REIT)	5,893	39,601
Dynex Capital, Inc. (REIT)	1,836	12,173
Ellington Residential Mortgage REIT (REIT)(x)	429	4,702
Granite Point Mortgage Trust, Inc. (REIT)	1,526	25,240
Great Ajax Corp. (REIT)	624	8,455
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,846	35,997
Invesco Mortgage Capital, Inc. (REIT)	4,089	66,978
KKR Real Estate Finance Trust, Inc. (REIT)(x)	482	9,669
Ladder Capital Corp. (REIT)	2,906	43,822
MFA Financial, Inc. (REIT)	14,676	110,510
MTGE Investment Corp. (REIT)	1,594	28,533
New Residential Investment Corp. (REIT)	12,264	201,743
New York Mortgage Trust, Inc. (REIT)(x)	3,964	23,507
Orchid Island Capital, Inc. (REIT)(x)	1,715	12,640
Owens Realty Mortgage, Inc. (REIT)(x)	371	5,409

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
PennyMac Mortgage Investment Trust (REIT)‡	2,116	$38,151
Redwood Trust, Inc. (REIT)	2,789	43,146
Resource Capital Corp. (REIT)	1,135	10,794
Starwood Property Trust, Inc. (REIT)	9,442	197,810
Sutherland Asset Management Corp. (REIT)	619	9,378
TPG RE Finance Trust, Inc. (REIT)	562	11,178
Two Harbors Investment Corp. (REIT)	6,411	98,537
Western Asset Mortgage Capital Corp. (REIT)	1,674	16,221

		1,642,946

Thrifts & Mortgage Finance (1.4%)
BankFinancial Corp.	496	8,422
Bear State Financial, Inc.	644	6,601
Beneficial Bancorp, Inc.	2,574	40,026
BofI Holding, Inc.(x)*	1,266	51,311
Capitol Federal Financial, Inc.	4,695	57,983
Charter Financial Corp.	412	8,401
Clifton Bancorp, Inc.	735	11,503
Dime Community Bancshares, Inc.	1,173	21,583
Entegra Financial Corp.*	218	6,322
ESSA Bancorp, Inc.	305	4,474
Federal Agricultural Mortgage Corp., Class C	317	27,585
First Defiance Financial Corp.	366	20,979
Flagstar Bancorp, Inc.*	817	28,922
Hingham Institution for Savings	28	5,768
Home Bancorp, Inc.	218	9,411
HomeStreet, Inc.*	981	28,106
Impac Mortgage Holdings, Inc.(x)*	406	3,207
Kearny Financial Corp.	2,949	38,337
Luther Burbank Corp.	278	3,339
Malvern Bancorp, Inc.*	267	6,942
Merchants Bancorp	199	4,279
Meridian Bancorp, Inc.	1,465	29,520
Meta Financial Group, Inc.	297	32,432
MGIC Investment Corp.*	13,719	178,347
Nationstar Mortgage Holdings, Inc.(x)*	50,058	899,041
New York Community Bancorp, Inc.	17,485	227,829
NMI Holdings, Inc., Class A*	1,774	29,360
Northfield Bancorp, Inc.	1,340	20,917
Northwest Bancshares, Inc.	3,459	57,281
OceanFirst Financial Corp.	1,436	38,413
Oconee Federal Financial Corp.(x)	68	1,959
Ocwen Financial Corp.(x)*	3,896	16,052
Oritani Financial Corp.	1,426	21,889
PCSB Financial Corp.*	615	12,903
PennyMac Financial Services, Inc., Class A*‡	302	6,840
PHH Corp.*	1,237	12,939
Provident Bancorp, Inc.*	168	4,460
Provident Financial Holdings, Inc.	171	3,093
Provident Financial Services, Inc.	2,230	57,066
Prudential Bancorp, Inc.	329	5,968
Radian Group, Inc.	8,026	152,815
Riverview Bancorp, Inc.	767	7,164
SI Financial Group, Inc.	433	6,235
Southern Missouri Bancorp, Inc.	254	9,296
Sterling Bancorp, Inc.	290	3,918
Territorial Bancorp, Inc.	294	8,720
TFS Financial Corp.	1,956	28,734
Timberland Bancorp, Inc.	257	7,813
TrustCo Bank Corp.	3,546	29,964
United Community Financial Corp.	1,767	17,423
United Financial Bancorp, Inc.	1,888	30,586
Walker & Dunlop, Inc.	133	7,903
Washington Federal, Inc.	3,034	104,976
Waterstone Financial, Inc.	886	15,328
Western New England Bancorp, Inc.	1,047	11,151
WSFS Financial Corp.	822	39,374

		2,531,210

Total Financials		42,301,604

Health Care (7.1%)
Biotechnology (0.8%)
Abeona Therapeutics, Inc.(x)*	1,099	15,771
Acceleron Pharma, Inc.*	230	8,993
Achillion Pharmaceuticals, Inc.(x)*	5,057	18,761
Acorda Therapeutics, Inc.*	1,420	33,583
Adamas Pharmaceuticals, Inc.(x)*	278	6,644
Agenus, Inc.(x)*	267	1,258
Agios Pharmaceuticals, Inc.*	131	10,713
Alder Biopharmaceuticals, Inc.(x)*	1,925	24,448
Alnylam Pharmaceuticals, Inc.*	427	50,856
AMAG Pharmaceuticals, Inc.*	1,231	24,805
Apellis Pharmaceuticals, Inc.(x)*	90	1,990
Ardelyx, Inc.*	1,245	6,287
ARMO BioSciences, Inc.(x)*	56	2,095
Array BioPharma, Inc.*	870	14,198
Atara Biotherapeutics, Inc.*	1,204	46,956
Athenex, Inc.(x)*	111	1,888
Audentes Therapeutics, Inc.*	77	2,314
Bellicum Pharmaceuticals, Inc.(x)*	320	2,099
BioCryst Pharmaceuticals, Inc.*	613	2,924
Biohaven Pharmaceutical Holding Co. Ltd.*	129	3,323
BioTime, Inc.(x)*	3,160	8,500
Bluebird Bio, Inc.*	1,085	185,263
Calyxt, Inc.(x)*	73	958
Cara Therapeutics, Inc.(x)*	152	1,882
Celldex Therapeutics, Inc.*	4,726	11,012
Chimerix, Inc.*	1,416	7,363
Concert Pharmaceuticals, Inc.*	353	8,084
Corvus Pharmaceuticals, Inc.*	357	4,116
Cue Biopharma, Inc.*	161	2,262
Deciphera Pharmaceuticals, Inc.(x)*	71	1,423
Denali Therapeutics, Inc.(x)*	136	2,678
Dynavax Technologies Corp.(x)*	2,091	41,506
Editas Medicine, Inc.(x)*	416	13,790
Emergent BioSolutions, Inc.*	633	33,327
Enanta Pharmaceuticals, Inc.*	580	46,928
Epizyme, Inc.*	417	7,402
Fate Therapeutics, Inc.(x)*	1,339	13,069
Five Prime Therapeutics, Inc.*	1,148	19,723
G1 Therapeutics, Inc.*	143	5,298
Heron Therapeutics, Inc.(x)*	258	7,121
Idera Pharmaceuticals, Inc.*	332	611
Immune Design Corp.*	1,234	4,072
Immunomedics, Inc.(x)*	2,349	34,319
Insmed, Inc.*	413	9,301
Intellia Therapeutics, Inc.(x)*	587	12,380
Intrexon Corp.(x)*	613	9,397
Iovance Biotherapeutics, Inc.*	2,513	42,470
Karyopharm Therapeutics, Inc.*	947	12,709
Kindred Biosciences, Inc.*	778	6,730
MacroGenics, Inc.*	884	22,241
MediciNova, Inc.(x)*	160	1,635
Merrimack Pharmaceuticals, Inc.(x)	219	1,763
Mersana Therapeutics, Inc.(x)*	186	2,933
Minerva Neurosciences, Inc.*	254	1,588
Momenta Pharmaceuticals, Inc.*	2,079	37,734
Myriad Genetics, Inc.*	2,411	71,244

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
NantKwest, Inc.(x)*	1,240	$4,824
Novavax, Inc.(x)*	7,149	15,013
Novelion Therapeutics, Inc.*	583	2,041
Nymox Pharmaceutical Corp.*	664	2,809
OPKO Health, Inc.(x)*	11,120	35,250
Otonomy, Inc.*	1,131	4,750
PDL BioPharma, Inc.*	5,654	16,623
Portola Pharmaceuticals, Inc.*	163	5,324
Protagonist Therapeutics, Inc.*	211	1,812
Prothena Corp. plc*	330	12,114
PTC Therapeutics, Inc.*	262	7,090
Recro Pharma, Inc.(x)*	476	5,241
REGENXBIO, Inc.*	731	21,820
Retrophin, Inc.*	1,425	31,863
Rhythm Pharmaceuticals, Inc.(x)*	89	1,771
Sarepta Therapeutics, Inc.(x)*	529	39,194
Solid Biosciences, Inc.(x)*	104	780
Spectrum Pharmaceuticals, Inc.*	3,181	51,181
Stemline Therapeutics, Inc.(x)*	847	12,959
Syndax Pharmaceuticals, Inc.*	7	100
Trevena, Inc.*	2,066	3,388
United Therapeutics Corp.*	1,599	179,663
Voyager Therapeutics, Inc.(x)*	592	11,124

		1,439,472

Health Care Equipment & Supplies (3.0%)
Analogic Corp.	475	45,553
AngioDynamics, Inc.*	1,410	24,323
Anika Therapeutics, Inc.*	87	4,326
Boston Scientific Corp.*	39,037	1,066,490
Cerus Corp.*	663	3,633
ConforMIS, Inc.(x)*	1,017	1,475
CONMED Corp.	1,020	64,597
Cooper Cos., Inc. (The)	3,270	748,209
CryoLife, Inc.*	396	7,940
Haemonetics Corp.*	376	27,508
Halyard Health, Inc.*	1,706	78,612
Hill-Rom Holdings, Inc.	7,794	678,078
ICU Medical, Inc.*	163	41,141
Integer Holdings Corp.*	1,138	64,354
Invacare Corp.	1,196	20,810
Lantheus Holdings, Inc.*	57	906
LivaNova plc*	1,793	158,681
Meridian Bioscience, Inc.	150	2,130
Obalon Therapeutics, Inc.*	225	772
OraSure Technologies, Inc.*	78	1,317
Orthofix International NV*	5,859	344,392
Quotient Ltd.(x)*	366	1,724
Rockwell Medical, Inc.(x)*	256	1,334
RTI Surgical, Inc.*	495	2,277
Sientra, Inc.(x)*	543	5,245
STERIS plc	8,528	796,174
Teleflex, Inc.	3,269	833,530
Utah Medical Products, Inc.	10	989
West Pharmaceutical Services, Inc.	3,722	328,615

		5,355,135

Health Care Providers & Services (1.5%)
AAC Holdings, Inc.(x)*	493	5,660
Acadia Healthcare Co., Inc.(x)*	2,905	113,818
Aceto Corp.	1,228	9,333
Almost Family, Inc.*	366	20,496
BioScrip, Inc.(x)*	4,096	10,076
Brookdale Senior Living, Inc.*	6,929	46,494
Community Health Systems, Inc.(x)*	3,403	13,476
Cross Country Healthcare, Inc.*	780	8,666
Diplomat Pharmacy, Inc.*	1,812	36,512
Encompass Health Corp.	12,306	703,533
Ensign Group, Inc. (The)	757	19,909
Envision Healthcare Corp.*	4,455	171,206
Kindred Healthcare, Inc.*	3,232	29,573
LHC Group, Inc.*	46	2,832
LifePoint Health, Inc.*	17,093	803,370
Magellan Health, Inc.*	233	24,954
MEDNAX, Inc.*	3,391	188,641
Molina Healthcare, Inc.*	3,027	245,732
National HealthCare Corp.	424	25,283
National Research Corp., Class A	25	731
Owens & Minor, Inc.	2,230	34,677
Patterson Cos., Inc.	2,724	60,555
PetIQ, Inc.(x)*	74	1,968
Premier, Inc., Class A*	1,298	40,640
Providence Service Corp. (The)*	85	5,877
R1 RCM, Inc.*	155	1,107
Tivity Health, Inc.*	469	18,596
Triple-S Management Corp., Class B*	685	17,906
WellCare Health Plans, Inc.*	128	24,785

		2,686,406

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	6,681	82,510
Computer Programs & Systems, Inc.	227	6,628
Evolent Health, Inc., Class A(x)*	1,628	23,199
HMS Holdings Corp.*	464	7,814
NantHealth, Inc.(x)*	660	2,013
Quality Systems, Inc.*	786	10,729

		132,893

Life Sciences Tools & Services (1.5%)
Accelerate Diagnostics, Inc.(x)*	87	1,988
Bio-Rad Laboratories, Inc., Class A*	780	195,062
Bio-Techne Corp.	2,870	433,485
Bruker Corp.	2,393	71,599
Charles River Laboratories International, Inc.*	4,038	431,016
Enzo Biochem, Inc.*	171	937
ICON plc*	4,485	529,858
Luminex Corp.	893	18,816
Medpace Holdings, Inc.*	334	11,660
NanoString Technologies, Inc.*	549	4,123
PerkinElmer, Inc.	11,233	850,562
QIAGEN NV*	5,541	179,030

		2,728,136

Pharmaceuticals (0.2%)
Akcea Therapeutics, Inc.(x)*	142	3,637
Akorn, Inc.*	198	3,705
Aratana Therapeutics, Inc.(x)*	130	573
Clearside Biomedical, Inc.(x)*	337	3,616
Collegium Pharmaceutical, Inc.(x)*	869	22,203
Dermira, Inc.*	277	2,213
Dova Pharmaceuticals, Inc.(x)*	70	1,898
Endo International plc*	8,176	48,565
Horizon Pharma plc*	6,009	85,327
Impax Laboratories, Inc.*	2,680	52,126
Intra-Cellular Therapies, Inc.*	1,518	31,954
Kala Pharmaceuticals, Inc.(x)*	73	1,156
Lannett Co., Inc.(x)*	1,098	17,623
Mallinckrodt plc*	3,587	51,940
Medicines Co. (The)(x)*	201	6,621
Melinta Therapeutics, Inc.(x)*	581	4,299
Menlo Therapeutics, Inc.(x)*	82	3,082
MyoKardia, Inc.*	66	3,221
Odonate Therapeutics, Inc.*	97	2,054
Phibro Animal Health Corp., Class A	67	2,660
Sienna Biopharmaceuticals, Inc.*	79	1,484
Tetraphase Pharmaceuticals, Inc.*	1,986	6,097

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Zogenix, Inc.*	324	$12,976

		369,030

Total Health Care		12,711,072

Industrials (13.2%)
Aerospace & Defense (1.2%)
AAR Corp.	1,170	51,609
Aerovironment, Inc.*	785	35,725
Cubic Corp.	897	57,049
Curtiss-Wright Corp.	417	56,324
Ducommun, Inc.*	364	11,058
Engility Holdings, Inc.*	665	16,226
Esterline Technologies Corp.*	959	70,151
Hexcel Corp.	1,109	71,630
Huntington Ingalls Industries, Inc.	269	69,337
KeyW Holding Corp. (The)(x)*	1,858	14,604
KLX, Inc.*	1,833	130,253
Kratos Defense & Security Solutions, Inc.(x)*	2,018	20,765
Mercury Systems, Inc.*	156	7,538
Moog, Inc., Class A*	1,061	87,437
National Presto Industries, Inc.(x)	167	15,656
Orbital ATK, Inc.	2,115	280,470
Sparton Corp.*	341	5,937
Spirit AeroSystems Holdings, Inc., Class A	4,282	358,403
Teledyne Technologies, Inc.*	3,571	668,385
Triumph Group, Inc.	1,829	46,091
Vectrus, Inc.*	344	12,811

		2,087,459

Air Freight & Logistics (1.2%)
Atlas Air Worldwide Holdings, Inc.*	852	51,503
Echo Global Logistics, Inc.*	979	27,020
Hub Group, Inc., Class A*	25,596	1,071,193
Park-Ohio Holdings Corp.	349	13,559
XPO Logistics, Inc.*	10,397	1,058,519

		2,221,794

Airlines (0.8%)
Alaska Air Group, Inc.	4,202	260,356
Allegiant Travel Co.	3,785	653,102
Copa Holdings SA, Class A	1,078	138,663
Hawaiian Holdings, Inc.	157	6,076
JetBlue Airways Corp.*	11,817	240,121
SkyWest, Inc.	1,876	102,054
Spirit Airlines, Inc.*	2,469	93,279

		1,493,651

Building Products (0.6%)
Allegion plc	5,192	442,825
Armstrong Flooring, Inc.*	791	10,734
Caesarstone Ltd.	347	6,819
CSW Industrials, Inc.*	315	14,191
Fortune Brands Home & Security, Inc.	391	23,026
Gibraltar Industries, Inc.*	1,195	40,451
Griffon Corp.	131	2,391
Insteel Industries, Inc.	78	2,155
Lennox International, Inc.	104	21,254
Owens Corning	4,077	327,791
Quanex Building Products Corp.	1,167	20,306
Simpson Manufacturing Co., Inc.	1,292	74,406
Universal Forest Products, Inc.	279	9,054
USG Corp.*	3,163	127,848

		1,123,251

Commercial Services & Supplies (0.4%)
ABM Industries, Inc.	997	33,380
ACCO Brands Corp.	3,959	49,685
ADT, Inc.(x)	881	6,986
ARC Document Solutions, Inc.*	1,436	3,159
Brady Corp., Class A	407	15,120
Casella Waste Systems, Inc., Class A*	1,138	26,606
CECO Environmental Corp.	1,134	5,046
Clean Harbors, Inc.*	580	28,310
Ennis, Inc.	954	18,794
Essendant, Inc.	1,488	11,606
Heritage-Crystal Clean, Inc.*	224	5,275
Herman Miller, Inc.	325	10,384
InnerWorkings, Inc.*	54	489
Interface, Inc.	217	5,468
Kimball International, Inc., Class B	161	2,743
Knoll, Inc.	133	2,685
LSC Communications, Inc.	1,294	22,580
McGrath RentCorp	823	44,187
Mobile Mini, Inc.	1,609	69,992
NL Industries, Inc.*	371	2,912
Pitney Bowes, Inc.	6,925	75,414
Quad/Graphics, Inc.	525	13,309
RR Donnelley & Sons Co.	1,981	17,294
SP Plus Corp.*	453	16,127
Steelcase, Inc., Class A	553	7,521
Team, Inc.(x)*	549	7,549
Tetra Tech, Inc.	131	6,412
UniFirst Corp.	564	91,172
Viad Corp.	292	15,315
VSE Corp.	305	15,775

		631,295

Construction & Engineering (1.4%)
AECOM*	20,286	722,790
Aegion Corp.*	1,220	27,950
Ameresco, Inc., Class A*	628	8,164
Chicago Bridge & Iron Co. NV*	3,716	53,510
EMCOR Group, Inc.	533	41,537
Fluor Corp.	5,126	293,310
Granite Construction, Inc.	340	18,992
Great Lakes Dredge & Dock Corp.*	1,932	8,887
IES Holdings, Inc.*	354	5,363
Jacobs Engineering Group, Inc.	14,636	865,720
KBR, Inc.	4,603	74,523
Layne Christensen Co.(x)*	605	9,027
MYR Group, Inc.*	310	9,554
Northwest Pipe Co.*	354	6,124
NV5 Global, Inc.*	65	3,624
Orion Group Holdings, Inc.*	553	3,644
Quanta Services, Inc.*	4,101	140,869
Sterling Construction Co., Inc.*	773	8,859
Tutor Perini Corp.*	1,179	25,997
Valmont Industries, Inc.	820	119,966

		2,448,410

Electrical Equipment (0.5%)
Babcock & Wilcox Enterprises, Inc.(x)*	1,644	7,184
Encore Wire Corp.	756	42,865
General Cable Corp.	88	2,605
Hubbell, Inc.	4,535	552,273
LSI Industries, Inc.	960	7,786
Powell Industries, Inc.	345	9,260
Preformed Line Products Co.	127	8,266
Regal Beloit Corp.	1,646	120,734
Revolution Lighting Technologies, Inc.(x)*	397	1,362
Sensata Technologies Holding plc*	3,107	161,036
Sunrun, Inc.(x)*	3,015	26,924
Thermon Group Holdings, Inc.*	1,228	27,519
Vicor Corp.*	86	2,455

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Vivint Solar, Inc.(x)*	1,022	$3,730

		973,999

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	2,220	231,790

Machinery (3.7%)
Actuant Corp., Class A	1,075	24,994
AGCO Corp.	2,478	160,698
Alamo Group, Inc.	43	4,726
Albany International Corp., Class A	219	13,731
American Railcar Industries, Inc.(x)	254	9,502
Astec Industries, Inc.	412	22,734
Barnes Group, Inc.	1,601	95,884
Blue Bird Corp.*	228	5,404
Briggs & Stratton Corp.	1,512	32,372
Chart Industries, Inc.*	1,076	63,516
CIRCOR International, Inc.	322	13,737
Colfax Corp.*	25,689	819,480
Columbus McKinnon Corp.	823	29,496
Crane Co.	7,029	651,869
DMC Global, Inc.	536	14,338
Donaldson Co., Inc.	380	17,119
Eastern Co. (The)	221	6,299
ESCO Technologies, Inc.	959	56,149
Evoqua Water Technologies Corp.*	497	10,581
ExOne Co. (The)(x)*	34	248
Federal Signal Corp.	1,678	36,950
Flowserve Corp.	4,853	210,280
Franklin Electric Co., Inc.	107	4,360
FreightCar America, Inc.	444	5,950
Gates Industrial Corp. plc*	153	2,679
Gencor Industries, Inc.*	304	4,894
Global Brass & Copper Holdings, Inc.	48	1,606
Gorman-Rupp Co. (The)	676	19,773
Graham Corp.	362	7,754
Greenbrier Cos., Inc. (The)(x)	1,004	50,451
Hardinge, Inc.	398	7,291
Hurco Cos., Inc.	234	10,741
Hyster-Yale Materials Handling, Inc.	70	4,895
IDEX Corp.	193	27,504
ITT, Inc.	3,300	161,634
LB Foster Co., Class A*	308	7,253
Manitowoc Co., Inc. (The)*	1,202	34,209
Meritor, Inc.*	3,097	63,674
Milacron Holdings Corp.*	256	5,156
Miller Industries, Inc.(x)	376	9,400
Mueller Water Products, Inc., Class A	2,234	24,284
Navistar International Corp.*	1,733	60,603
Oshkosh Corp.	2,774	214,347
Parker-Hannifin Corp.	1,828	312,643
Rexnord Corp.*	18,271	542,283
Snap-on, Inc.	1,790	264,097
Spartan Motors, Inc.	559	9,615
SPX FLOW, Inc.*	9,857	484,866
Standex International Corp.	101	9,630
Tennant Co.	26	1,760
Terex Corp.	2,867	107,254
Timken Co. (The)	11,850	540,360
Titan International, Inc.	1,909	24,072
TriMas Corp.*	1,700	44,625
Trinity Industries, Inc.	5,581	182,108
Twin Disc, Inc.*	328	7,131
Wabash National Corp.	1,540	32,047
WABCO Holdings, Inc.*	3,027	405,224
Wabtec Corp.(x)	2,169	176,557
Watts Water Technologies, Inc., Class A	434	33,722
Xylem, Inc.	3,171	243,913

		6,450,472

Marine (0.8%)
Costamare, Inc.	1,954	12,193
Eagle Bulk Shipping, Inc.*	1,526	7,554
Genco Shipping & Trading Ltd.(x)*	274	3,896
Kirby Corp.*	16,797	1,292,529
Matson, Inc.	816	23,370
Navios Maritime Holdings, Inc.*	3,321	2,982
Safe Bulkers, Inc.*	1,827	5,792
Scorpio Bulkers, Inc.	2,178	15,355

		1,363,671

Professional Services (0.7%)
Acacia Research Corp.*	1,788	6,258
CBIZ, Inc.*	1,848	33,726
CRA International, Inc.	319	16,681
Dun & Bradstreet Corp. (The)	831	97,227
Franklin Covey Co.*	54	1,453
FTI Consulting, Inc.*	1,389	67,241
GP Strategies Corp.*	30	680
Heidrick & Struggles International, Inc.	700	21,875
Hill International, Inc.*	115	656
Huron Consulting Group, Inc.*	812	30,937
ICF International, Inc.	674	39,395
Kelly Services, Inc., Class A	1,109	32,205
Korn/Ferry International	1,933	99,723
ManpowerGroup, Inc.	2,425	279,118
Mistras Group, Inc.*	560	10,606
Navigant Consulting, Inc.*	1,737	33,420
Red Violet, Inc.(x)*	88	536
Resources Connection, Inc.	1,142	18,500
Robert Half International, Inc.	6,619	383,174
RPX Corp.	1,783	19,060
TrueBlue, Inc.*	1,429	37,011

		1,229,482

Road & Rail (0.8%)
AMERCO	189	65,224
ArcBest Corp.	819	26,249
Avis Budget Group, Inc.(x)*	5,267	246,706
Covenant Transportation Group, Inc., Class A*	454	13,543
Genesee & Wyoming, Inc., Class A*	2,263	160,198
Heartland Express, Inc.	121	2,177
Hertz Global Holdings, Inc.(x)*	1,987	39,442
Marten Transport Ltd.	1,442	32,878
Old Dominion Freight Line, Inc.	4,491	660,041
Roadrunner Transportation Systems, Inc.*	1,167	2,964
Ryder System, Inc.	1,959	142,596
Saia, Inc.*	538	40,431
Schneider National, Inc., Class B	117	3,049
Universal Logistics Holdings, Inc.	58	1,227
Werner Enterprises, Inc.	1,756	64,094
YRC Worldwide, Inc.*	982	8,671

		1,509,490

Trading Companies & Distributors (0.9%)
Air Lease Corp.	3,359	143,161
Aircastle Ltd.	15,384	305,526
Beacon Roofing Supply, Inc.*	8,933	474,073
BMC Stock Holdings, Inc.*	2,272	44,418
CAI International, Inc.*	344	7,313
DXP Enterprises, Inc.*	146	5,687
Foundation Building Materials, Inc.*	358	5,338

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
GATX Corp.(x)	1,411	$96,639
Huttig Building Products, Inc.(x)*	359	1,878
Kaman Corp.	947	58,828
Lawson Products, Inc.*	56	1,414
MRC Global, Inc.*	3,270	53,759
MSC Industrial Direct Co., Inc., Class A	956	87,675
Nexeo Solutions, Inc.*	1,028	11,000
NOW, Inc.(x)*	3,905	39,909
Rush Enterprises, Inc., Class A*	569	24,177
Rush Enterprises, Inc., Class B*	111	4,482
Textainer Group Holdings Ltd.*	972	16,475
Titan Machinery, Inc.*	689	16,233
Triton International Ltd.	1,714	52,448
Veritiv Corp.*	410	16,072
WESCO International, Inc.*	1,738	107,843
Willis Lease Finance Corp.*	103	3,531

		1,577,879

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	2,977	109,940
Wesco Aircraft Holdings, Inc.*	2,126	21,792

		131,732

Total Industrials		23,474,375

Information Technology (10.6%)
Communications Equipment (1.1%)
Acacia Communications, Inc.(x)*	71	2,731
ADTRAN, Inc.	1,809	28,130
ARRIS International plc*	6,578	174,777
Calix, Inc.*	1,675	11,474
Casa Systems, Inc.(x)*	158	4,636
CommScope Holding Co., Inc.*	13,126	524,645
Comtech Telecommunications Corp.	855	25,556
Digi International, Inc.*	963	9,919
EchoStar Corp., Class A*	1,750	92,348
EMCORE Corp.*	635	3,620
Finisar Corp.(x)*	2,310	36,521
Harmonic, Inc.*	2,824	10,731
Infinera Corp.*	5,331	57,895
Juniper Networks, Inc.	25,098	610,633
KVH Industries, Inc.*	522	5,403
NETGEAR, Inc.*	1,147	65,608
NetScout Systems, Inc.*	3,107	81,869
Oclaro, Inc.(x)*	769	7,352
Ribbon Communications, Inc.*	1,848	9,425
ViaSat, Inc.(x)*	1,893	124,408
Viavi Solutions, Inc.*	5,248	51,011

		1,938,692

Electronic Equipment, Instruments & Components (3.7%)
Amphenol Corp., Class A	5,189	446,929
Anixter International, Inc.*	1,072	81,204
Arrow Electronics, Inc.*	3,159	243,306
Avnet, Inc.	16,831	702,862
AVX Corp.	1,671	27,655
Bel Fuse, Inc., Class B	301	5,689
Belden, Inc.	9,175	632,525
Benchmark Electronics, Inc.	1,828	54,566
Control4 Corp.*	104	2,234
CTS Corp.	1,176	31,987
Daktronics, Inc.	628	5,533
Dolby Laboratories, Inc., Class A	2,110	134,112
Electro Scientific Industries, Inc.*	1,179	22,790
FARO Technologies, Inc.*	473	27,623
Fitbit, Inc., Class A(x)*	7,115	36,287
FLIR Systems, Inc.	24,372	1,218,843
II-VI, Inc.*	1,581	64,663
Insight Enterprises, Inc.*	813	28,398
Jabil, Inc.	6,419	184,418
Keysight Technologies, Inc.*	14,847	777,833
Kimball Electronics, Inc.*	1,000	16,150
Knowles Corp.*	3,176	39,986
Littelfuse, Inc.	2,129	443,215
Maxwell Technologies, Inc.(x)*	1,457	8,640
MTS Systems Corp.	680	35,122
National Instruments Corp.	854	43,187
Park Electrochemical Corp.	749	12,613
PC Connection, Inc.	396	9,900
PCM, Inc.*	238	1,975
Plexus Corp.*	1,229	73,408
Radisys Corp.(x)*	1,214	778
Sanmina Corp.*	21,357	558,486
ScanSource, Inc.*	923	32,813
SYNNEX Corp.	853	100,995
Systemax, Inc.	92	2,627
Tech Data Corp.*	1,197	101,901
Trimble, Inc.*	1,942	69,679
TTM Technologies, Inc.*	2,674	40,885
VeriFone Systems, Inc.*	3,460	53,215
Vishay Intertechnology, Inc.	4,885	90,861
Vishay Precision Group, Inc.*	355	11,058

		6,476,951

Internet Software & Services (0.2%)
Blucora, Inc.*	1,308	32,177
Cardlytics, Inc.*	166	2,429
Cars.com, Inc.*	2,658	75,301
DHI Group, Inc.*	1,997	3,195
Leaf Group Ltd.*	446	3,144
Limelight Networks, Inc.*	1,625	6,679
Liquidity Services, Inc.*	842	5,473
LogMeIn, Inc.	720	83,196
Meet Group, Inc. (The)*	2,370	4,953
QuinStreet, Inc.*	1,341	17,125
SendGrid, Inc.*	123	3,461
TechTarget, Inc.*	466	9,264
XO Group, Inc.*	265	5,499
Zillow Group, Inc., Class A*	625	33,750
Zillow Group, Inc., Class C*	1,230	66,174

		351,820

IT Services (3.4%)
Acxiom Corp.*	12,670	287,736
Amdocs Ltd.	10,745	716,906
Booz Allen Hamilton Holding Corp.	17,799	689,177
Broadridge Financial Solutions, Inc.	2,955	324,134
CACI International, Inc., Class A*	903	136,669
Conduent, Inc.*	56,635	1,055,677
Convergys Corp.	3,276	74,103
CoreLogic, Inc.*	1,245	56,311
CSG Systems International, Inc.	218	9,873
DST Systems, Inc.	1,950	163,118
Evertec, Inc.	430	7,031
Fidelity National Information Services, Inc.	6,287	605,438
Information Services Group, Inc.*	621	2,596
Leidos Holdings, Inc.	5,244	342,958
ManTech International Corp., Class A	967	53,639
MoneyGram International, Inc.*	975	8,405
Perficient, Inc.*	1,236	28,329
Presidio, Inc.*	283	4,426
Sabre Corp.	1,833	39,318
ServiceSource International, Inc.*	1,159	4,416
Switch, Inc., Class A(x)	312	4,964
Sykes Enterprises, Inc.*	1,342	38,837
Teradata Corp.*	4,496	178,356

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Travelport Worldwide Ltd.	3,647	$59,592
Unisys Corp.(x)*	655	7,041
Virtusa Corp.*	277	13,423
WEX, Inc.*	299	46,829
Worldpay, Inc.*	13,259	1,090,421

		6,049,723

Semiconductors & Semiconductor Equipment (1.1%)
Alpha & Omega Semiconductor Ltd.*	730	11,279
Ambarella, Inc.(x)*	713	34,930
Amkor Technology, Inc.*	3,587	36,336
Aquantia Corp.(x)*	165	2,591
AXT, Inc.*	1,323	9,592
Cohu, Inc.	846	19,297
Cree, Inc.*	3,607	145,398
CyberOptics Corp.(x)*	131	2,358
Cypress Semiconductor Corp.	11,350	192,496
Diodes, Inc.*	1,040	31,678
DSP Group, Inc.*	823	9,711
Entegris, Inc.	11,875	413,251
First Solar, Inc.*	3,035	215,424
GSI Technology, Inc.*	559	4,142
Kopin Corp.*	201	627
MACOM Technology Solutions Holdings, Inc.(x)*	10,098	167,627
Marvell Technology Group Ltd.	14,686	308,406
Microsemi Corp.*	813	52,617
Nanometrics, Inc.*	149	4,008
NeoPhotonics Corp.(x)*	1,276	8,741
NVE Corp.	16	1,330
ON Semiconductor Corp.*	894	21,867
PDF Solutions, Inc.*	88	1,026
Photronics, Inc.*	2,566	21,170
Rambus, Inc.*	2,901	38,960
Rudolph Technologies, Inc.*	142	3,933
Sigma Designs, Inc.*	1,333	8,265
SMART Global Holdings, Inc.*	167	8,323
SunPower Corp.(x)*	2,266	18,083
Teradyne, Inc.	449	20,524
Veeco Instruments, Inc.*	1,728	29,376
Versum Materials, Inc.	3,678	138,403
Xcerra Corp.*	299	3,483

		1,985,252

Software (1.1%)
Agilysys, Inc.*	532	6,341
American Software, Inc., Class A	452	5,876
Bottomline Technologies de, Inc.*	187	7,246
Digimarc Corp.(x)*	28	671
FireEye, Inc.*	43,473	735,997
ForeScout Technologies, Inc.*	27	876
Glu Mobile, Inc.*	3,480	13,120
Guidewire Software, Inc.*	1,709	138,138
MicroStrategy, Inc., Class A*	151	19,477
Monotype Imaging Holdings, Inc.	829	18,611
Nuance Communications, Inc.*	10,826	170,510
Progress Software Corp.	287	11,035
QAD, Inc., Class A	138	5,748
RealNetworks, Inc.*	1,075	3,290
Rosetta Stone, Inc.*	568	7,469
Rubicon Project, Inc. (The)*	1,870	3,366
SailPoint Technologies Holding, Inc.*	124	2,566
SecureWorks Corp., Class A*	286	2,311
SS&C Technologies Holdings, Inc.	531	28,483
Synchronoss Technologies, Inc.*	1,677	17,692
Telenav, Inc.*	588	3,175
TiVo Corp.	4,400	59,620
Ultimate Software Group, Inc. (The)*	2,024	493,249
VASCO Data Security International, Inc.*	1,025	13,274
Verint Systems, Inc.*	1,957	83,368
Zynga, Inc., Class A*	28,513	104,358

		1,955,867

Technology Hardware, Storage & Peripherals (0.0%)
Avid Technology, Inc.*	530	2,406
Cray, Inc.*	1,502	31,092
Eastman Kodak Co.*	149	797
Quantum Corp.(x)*	919	3,345
Stratasys Ltd.*	963	19,433
Super Micro Computer, Inc.*	1,104	18,768

		75,841

Total Information Technology		18,834,146

Materials (6.3%)
Chemicals (2.4%)
AdvanSix, Inc.*	172	5,982
AgroFresh Solutions, Inc.*	723	5,314
American Vanguard Corp.	1,039	20,988
Ashland Global Holdings, Inc.	10,454	729,585
Axalta Coating Systems Ltd.*	40,229	1,214,514
Cabot Corp.	2,180	121,470
CF Industries Holdings, Inc.	8,579	323,686
Core Molding Technologies, Inc.	301	5,367
Flotek Industries, Inc.*	1,736	10,590
FutureFuel Corp.	979	11,738
GCP Applied Technologies, Inc.*	2,657	77,186
Hawkins, Inc.	313	11,002
HB Fuller Co.	459	22,826
Huntsman Corp.	3,861	112,934
Innophos Holdings, Inc.	724	29,112
Innospec, Inc.	878	60,231
Intrepid Potash, Inc.*	3,767	13,712
Kraton Corp.*	890	42,462
LSB Industries, Inc.(x)*	764	4,683
Minerals Technologies, Inc.	570	38,162
NewMarket Corp.	17	6,829
Olin Corp.	6,019	182,917
OMNOVA Solutions, Inc.*	566	5,943
Platform Specialty Products Corp.*	4,442	42,776
PQ Group Holdings, Inc.*	671	9,374
Rayonier Advanced Materials, Inc.	709	15,222
RPM International, Inc.	429	20,450
Scotts Miracle-Gro Co. (The)	116	9,947
Stepan Co.	260	21,627
Trecora Resources*	820	11,152
Tredegar Corp.	1,013	18,183
Trinseo SA	6,472	479,252
Tronox Ltd., Class A	3,294	60,741
Valhi, Inc.	768	4,654
Valvoline, Inc.	28,573	632,320
Westlake Chemical Corp.	662	73,581

		4,456,512

Construction Materials (0.3%)
Eagle Materials, Inc.	4,428	456,306
United States Lime & Minerals, Inc.	58	4,244

		460,550

Containers & Packaging (1.5%)
AptarGroup, Inc.	7,433	667,706
Ardagh Group SA	379	7,080
Avery Dennison Corp.	191	20,294
Bemis Co., Inc.	3,358	146,140
Berry Global Group, Inc.*	9,699	531,602
Crown Holdings, Inc.*	1,464	74,298

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Graphic Packaging Holding Co.	3,467	$53,218
Greif, Inc., Class A	115	6,008
Greif, Inc., Class B	34	1,981
Owens-Illinois, Inc.*	1,327	28,743
Sealed Air Corp.	12,491	534,490
Sonoco Products Co.	3,458	167,713
UFP Technologies, Inc.*	221	6,520
WestRock Co.	6,077	389,961

		2,635,754

Metals & Mining (1.9%)
AK Steel Holding Corp.(x)*	11,561	52,371
Alcoa Corp.*	6,798	305,638
Allegheny Technologies, Inc.(x)*	4,644	109,970
Ampco-Pittsburgh Corp.	371	3,302
Carpenter Technology Corp.	1,710	75,445
Century Aluminum Co.*	1,753	28,995
Cleveland-Cliffs, Inc.(x)*	11,003	76,471
Coeur Mining, Inc.*	5,821	46,568
Commercial Metals Co.	22,203	454,274
Compass Minerals International, Inc.(x)	108	6,512
Gold Resource Corp.	1,775	8,005
Haynes International, Inc.	458	16,996
Hecla Mining Co.	14,778	54,235
Kaiser Aluminum Corp.	609	61,448
Klondex Mines Ltd.*	4,549	10,690
Materion Corp.	745	38,032
Olympic Steel, Inc.	327	6,707
Ramaco Resources, Inc.(x)*	204	1,467
Reliance Steel & Aluminum Co.	13,579	1,164,264
Royal Gold, Inc.	1,521	130,608
Ryerson Holding Corp.*	533	4,344
Schnitzer Steel Industries, Inc., Class A	999	32,318
Steel Dynamics, Inc.	7,301	322,850
SunCoke Energy, Inc.*	2,438	26,233
Tahoe Resources, Inc.	11,634	54,563
TimkenSteel Corp.*	1,493	22,679
United States Steel Corp.	6,415	225,744
Warrior Met Coal, Inc.(x)	1,200	33,612
Worthington Industries, Inc.	123	5,279

		3,379,620

Paper & Forest Products (0.2%)
Boise Cascade Co.	1,177	45,432
Clearwater Paper Corp.*	604	23,616
Domtar Corp.	2,302	97,927
Louisiana-Pacific Corp.	343	9,868
Neenah, Inc.	104	8,154
PH Glatfelter Co.	1,634	33,546
Schweitzer-Mauduit International, Inc.	930	36,410
Verso Corp., Class A*	1,149	19,349

		274,302

Total Materials		11,206,738

Real Estate (9.9%)
Equity Real Estate Investment Trusts (REITs) (9.2%)
Acadia Realty Trust (REIT)	2,995	73,677
Agree Realty Corp. (REIT)	1,057	50,778
Alexander & Baldwin, Inc. (REIT)	2,559	59,190
Alexander’s, Inc. (REIT)	2	762
Alexandria Real Estate Equities, Inc. (REIT)	8,343	1,041,956
American Assets Trust, Inc. (REIT)	902	30,136
American Campus Communities, Inc. (REIT)	28,734	1,109,706
American Homes 4 Rent (REIT), Class A	8,949	179,696
Americold Realty Trust (REIT)(x)	1,134	21,637
Apartment Investment & Management Co. (REIT), Class A	5,730	233,498
Apple Hospitality REIT, Inc. (REIT)	7,640	134,235
Armada Hoffler Properties, Inc. (REIT)	156	2,136
Ashford Hospitality Prime, Inc. (REIT)	1,064	10,342
Ashford Hospitality Trust, Inc. (REIT)	2,842	18,359
Bluerock Residential Growth REIT, Inc. (REIT)(x)	903	7,676
Brandywine Realty Trust (REIT)	6,424	102,013
Brixmor Property Group, Inc. (REIT)	11,345	173,011
Camden Property Trust (REIT)	3,364	283,182
CareTrust REIT, Inc. (REIT)	236	3,162
CatchMark Timber Trust, Inc. (REIT), Class A	1,584	19,752
CBL & Associates Properties, Inc. (REIT)(x)	6,315	26,334
Cedar Realty Trust, Inc. (REIT)	3,164	12,466
Chatham Lodging Trust (REIT)	1,674	32,057
Chesapeake Lodging Trust (REIT)	2,157	59,986
City Office REIT, Inc. (REIT)	944	10,913
Clipper Realty, Inc. (REIT)(x)	541	4,582
Colony NorthStar, Inc. (REIT), Class A	20,030	112,569
Columbia Property Trust, Inc. (REIT)	4,424	90,515
Community Healthcare Trust, Inc. (REIT)	546	14,054
CoreCivic, Inc. (REIT)	4,382	85,537
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	426	15,992
Corporate Office Properties Trust (REIT)	3,681	95,080
Cousins Properties, Inc. (REIT)	15,516	134,679
CubeSmart (REIT)	40,266	1,135,500
CyrusOne, Inc. (REIT)	428	21,918
DCT Industrial Trust, Inc. (REIT)	3,438	193,697
DDR Corp. (REIT)	11,474	84,104
DiamondRock Hospitality Co. (REIT)	7,379	77,037
Douglas Emmett, Inc. (REIT)	1,150	42,274
Duke Realty Corp. (REIT)	13,190	349,271
Easterly Government Properties, Inc. (REIT)	1,605	32,742
Education Realty Trust, Inc. (REIT)	2,786	91,242
Empire State Realty Trust, Inc. (REIT), Class A	4,802	80,626
EPR Properties (REIT)	2,335	129,359
Equity Commonwealth (REIT)*	4,472	137,156
Farmland Partners, Inc. (REIT)(x)	1,231	10,279
First Industrial Realty Trust, Inc. (REIT)	3,411	99,704
Forest City Realty Trust, Inc. (REIT), Class A	9,381	190,059
Four Corners Property Trust, Inc. (REIT)	710	16,394
Franklin Street Properties Corp. (REIT)	3,876	32,597
Front Yard Residential Corp. (REIT)	1,915	19,246
Gaming and Leisure Properties, Inc. (REIT)	5,024	168,153
GEO Group, Inc. (The) (REIT)	3,527	72,198

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Getty Realty Corp. (REIT)	1,149	$28,978
Gladstone Commercial Corp. (REIT)	938	16,265
Global Medical REIT, Inc. (REIT)(x)	621	4,316
Global Net Lease, Inc. (REIT)(x)	2,508	42,335
Government Properties Income Trust (REIT)	3,363	45,939
Gramercy Property Trust (REIT)	5,042	109,563
Healthcare Realty Trust, Inc. (REIT)	4,541	125,831
Healthcare Trust of America, Inc. (REIT), Class A	7,557	199,883
Hersha Hospitality Trust (REIT)	1,431	25,615
Highwoods Properties, Inc. (REIT)	13,128	575,269
Hospitality Properties Trust (REIT)	6,055	153,434
Hudson Pacific Properties, Inc. (REIT)	5,214	169,611
Independence Realty Trust, Inc. (REIT)	3,127	28,706
Industrial Logistics Properties Trust (REIT)*	337	6,855
InfraREIT, Inc. (REIT)	1,593	30,952
Investors Real Estate Trust (REIT)	4,306	22,348
Invitation Homes, Inc. (REIT)	10,817	246,952
Iron Mountain, Inc. (REIT)	1,280	42,061
iStar, Inc. (REIT)(x)*	50,419	512,761
Jernigan Capital, Inc. (REIT)(x)	477	8,634
Kilroy Realty Corp. (REIT)	3,521	249,850
Kite Realty Group Trust (REIT)	3,075	46,832
Lamar Advertising Co. (REIT), Class A	321	20,435
LaSalle Hotel Properties (REIT)	4,215	122,277
Lexington Realty Trust (REIT)	7,874	61,968
Liberty Property Trust (REIT)	5,423	215,456
Life Storage, Inc. (REIT)	1,703	142,235
LTC Properties, Inc. (REIT)	887	33,706
Mack-Cali Realty Corp. (REIT)	3,356	56,079
MedEquities Realty Trust, Inc. (REIT)	746	7,840
Medical Properties Trust, Inc. (REIT)	13,499	175,487
Mid-America Apartment Communities, Inc. (REIT)	7,603	693,697
Monmouth Real Estate Investment Corp. (REIT)	2,307	34,697
National Health Investors, Inc. (REIT)	809	54,438
National Retail Properties, Inc. (REIT)	5,648	221,740
National Storage Affiliates Trust (REIT)	1,549	38,849
New Senior Investment Group, Inc. (REIT)	3,149	25,759
NexPoint Residential Trust, Inc. (REIT)	615	15,277
NorthStar Realty Europe Corp. (REIT)	1,930	25,129
Omega Healthcare Investors, Inc. (REIT)(x)	7,247	195,959
One Liberty Properties, Inc. (REIT)	553	12,221
Outfront Media, Inc. (REIT)	4,423	82,887
Paramount Group, Inc. (REIT)	7,586	108,025
Park Hotels & Resorts, Inc. (REIT)	6,640	179,413
Pebblebrook Hotel Trust (REIT)(x)	17,569	603,494
Pennsylvania REIT (REIT)(x)	2,476	23,893
Physicians Realty Trust (REIT)	3,012	46,897
Piedmont Office Realty Trust, Inc. (REIT), Class A	4,792	84,291
Preferred Apartment Communities, Inc. (REIT), Class A	1,393	19,767
Quality Care Properties, Inc. (REIT)*	3,460	67,228
RAIT Financial Trust (REIT)(x)	4,086	660
Ramco-Gershenson Properties Trust (REIT)	2,930	36,215
Rayonier, Inc. (REIT)	4,796	168,723
Regency Centers Corp. (REIT)	5,488	323,682
Retail Opportunity Investments Corp. (REIT)	3,634	64,213
Retail Properties of America, Inc. (REIT), Class A	7,857	91,613
Rexford Industrial Realty, Inc. (REIT)	1,679	48,338
RLJ Lodging Trust (REIT)	6,286	122,200
Sabra Health Care REIT, Inc. (REIT)	5,421	95,681
Safety Income & Growth, Inc. (REIT)(x)	292	4,669
Saul Centers, Inc. (REIT)	52	2,650
Select Income REIT (REIT)	2,281	44,434
Senior Housing Properties Trust (REIT)	8,768	137,307
Seritage Growth Properties (REIT), Class A(x)	924	32,848
Spirit Realty Capital, Inc. (REIT)	16,948	131,516
STAG Industrial, Inc. (REIT)	3,543	84,749
STORE Capital Corp. (REIT)	6,349	157,582
Summit Hotel Properties, Inc. (REIT)	3,816	51,936
Sun Communities, Inc. (REIT)	2,843	259,765
Sunstone Hotel Investors, Inc. (REIT)	8,368	127,361
Tanger Factory Outlet Centers, Inc. (REIT)(x)	3,175	69,850
Taubman Centers, Inc. (REIT)	1,101	62,658
Terreno Realty Corp. (REIT)	1,432	49,418
Tier REIT, Inc. (REIT)	1,767	32,654
UMH Properties, Inc. (REIT)	218	2,923
Uniti Group, Inc. (REIT)(x)	6,147	99,889
Urstadt Biddle Properties, Inc. (REIT), Class A	1,156	22,311
VICI Properties, Inc. (REIT)	8,135	149,033
Washington Prime Group, Inc. (REIT)	7,005	46,723
Washington REIT (REIT)	1,803	49,222
Weingarten Realty Investors (REIT)	4,457	125,153
Whitestone REIT (REIT)(x)	1,446	15,024
WP Carey, Inc. (REIT)	3,906	242,133
Xenia Hotels & Resorts, Inc. (REIT)	3,955	77,993

		16,326,484

Real Estate Management & Development (0.7%)
Consolidated-Tomoka Land Co.	26	1,634
Forestar Group, Inc.(x)*	371	7,847
FRP Holdings, Inc.*	253	14,168
Howard Hughes Corp. (The)*	1,352	188,104
Jones Lang LaSalle, Inc.	4,458	778,545
Kennedy-Wilson Holdings, Inc.	2,146	37,340
Newmark Group, Inc., Class A*	401	6,091
Rafael Holdings, Inc., Class B(x)*	156	754
RE/MAX Holdings, Inc., Class A	633	38,265
Realogy Holdings Corp.(x)	4,939	134,736
Redfin Corp.(x)*	1,446	33,012
St Joe Co. (The)*	1,694	31,932
Stratus Properties, Inc.*	208	6,282
Tejon Ranch Co.*	729	16,847
Transcontinental Realty Investors, Inc.(x)*	82	3,330

		1,298,887

Total Real Estate		17,625,371

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	379	$22,596
Cincinnati Bell, Inc.*	1,525	21,121
Consolidated Communications Holdings, Inc.	1,070	11,727
Frontier Communications Corp.(x)	2,887	21,422
Globalstar, Inc.(x)*	7,725	5,311
Hawaiian Telcom Holdco, Inc.*	216	5,763
IDT Corp., Class B*	311	1,950
Intelsat SA*	1,499	5,636
Iridium Communications, Inc.(x)*	3,145	35,381
ORBCOMM, Inc.*	134	1,256
pdvWireless, Inc.(x)*	368	10,985
Windstream Holdings, Inc.(x)	6,701	9,448
Zayo Group Holdings, Inc.*	13,481	460,511

		613,107

Wireless Telecommunication Services (0.1%)
Spok Holdings, Inc.	749	11,198
Telephone & Data Systems, Inc.	3,571	100,095
United States Cellular Corp.*	517	20,778

		132,071

Total Telecommunication Services		745,178

Utilities (4.9%)
Electric Utilities (1.4%)
ALLETE, Inc.	1,888	136,408
Alliant Energy Corp.	8,633	352,745
El Paso Electric Co.	1,496	76,296
Fortis, Inc.	7,351	248,243
Genie Energy Ltd., Class B	442	2,206
Great Plains Energy, Inc.	7,932	252,158
Hawaiian Electric Industries, Inc.	4,045	139,067
IDACORP, Inc.	1,864	164,535
MGE Energy, Inc.	680	38,148
OGE Energy Corp.	7,429	243,448
Otter Tail Corp.	1,461	63,334
Pinnacle West Capital Corp.	4,115	328,377
PNM Resources, Inc.	2,943	112,570
Portland General Electric Co.	3,304	133,845
Spark Energy, Inc., Class A(x)	107	1,268
Westar Energy, Inc.	5,293	278,359

		2,571,007

Gas Utilities (1.4%)
Atmos Energy Corp.	4,057	341,762
Chesapeake Utilities Corp.	507	35,667
National Fuel Gas Co.	2,988	153,733
New Jersey Resources Corp.	2,932	117,573
Northwest Natural Gas Co.	1,052	60,648
ONE Gas, Inc.	1,914	126,362
RGC Resources, Inc.(x)	149	3,785
South Jersey Industries, Inc.	2,928	82,452
Southwest Gas Holdings, Inc.*	1,578	106,720
Spire, Inc.	1,739	125,730
UGI Corp.	29,428	1,307,193
WGL Holdings, Inc.	1,899	158,851

		2,620,476

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.(x)*	1,127	2,367
Dynegy, Inc.*	4,661	63,017
NRG Energy, Inc.	8,858	270,434
NRG Yield, Inc., Class A	1,416	23,279
NRG Yield, Inc., Class C(x)	2,341	39,797
Ormat Technologies, Inc.	769	43,356
Pattern Energy Group, Inc., Class A(x)	2,259	39,058
TerraForm Power, Inc., Class A	1,749	18,767
Vistra Energy Corp.*	8,999	187,449

		687,524

Multi-Utilities (1.2%)
Avista Corp.	2,382	122,078
Black Hills Corp.	1,971	107,025
CMS Energy Corp.	14,656	663,769
MDU Resources Group, Inc.	7,222	203,372
NiSource, Inc.	27,407	655,301
NorthWestern Corp.	1,647	88,609
Unitil Corp.	538	24,969
Vectren Corp.	3,099	198,088

		2,063,211

Water Utilities (0.5%)
American States Water Co.	441	23,399
American Water Works Co., Inc.	5,565	457,054
Aqua America, Inc.	6,624	225,614
AquaVenture Holdings Ltd.*	455	5,651
Artesian Resources Corp., Class A	290	10,579
Cadiz, Inc.(x)*	838	11,313
California Water Service Group	663	24,697
Connecticut Water Service, Inc.	422	25,544
Consolidated Water Co. Ltd.	499	7,260
Middlesex Water Co.	67	2,459
SJW Group	613	32,311
York Water Co. (The)	79	2,449

		828,330

Total Utilities		8,770,548

Total Common Stocks (96.5%) (Cost $135,254,242)		171,586,280

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)
Electrical Equipment (0.0%)
Babcock & Wilcox Enterprises, Inc., expiring 4/10/18(x)*	1,644	3,153

Total Industrials		3,153

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)*	1,097	—

Total Information Technology		—

Total Rights (0.0%) (Cost $—)		3,153

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	813,813	813,732

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.6%)
Bank of Nova Scotia, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $1,000,146, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-3.625%, maturing 7/31/18-5/15/46; total market value $1,020,000.(xx)	$1,000,000	1,000,000

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $150,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $153,126.(xx)	$150,000	$150,000
Bank of Nova Scotia (The), 1.70%, dated 3/29/18, due 4/2/18, repurchase price $1,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-3.750%, maturing 5/15/19-2/15/44; total market value $1,020,842.(xx)	1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,000,150, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $1,020,051.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $700,102, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $714,036.(xx)	700,000	700,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $1,070,283, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $1,091,535.(xx)	1,070,131	1,070,131
Macquarie Bank Ltd., 1.90%, dated 3/29/18, due 4/2/18, repurchase price $200,032, collateralized by various U.S. Government Treasury Securities, ranging from 1.625%-2.250%, maturing 2/29/24-2/15/26; total market value $204,103.(xx)	200,000	200,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,100,170, collateralized by various Common Stocks; total market value $1,223,549.(xx)	1,100,000	1,100,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $1,100,170, collateralized by various Common Stocks; total market value $1,223,549.(xx)	1,100,000	1,100,000
RBS Securities, Inc., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $1,000,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $1,020,019.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		8,320,131

Total Short-Term Investments (5.1%) (Cost $9,134,010)		9,133,863

Total Investments in Securities (101.6%) (Cost $144,388,252)		180,723,296
Other Assets Less Liabilities (-1.6%)		(2,821,049)

Net Assets (100%)		$177,902,247

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $8,198,979. This was secured by cash collateral of $8,320,131 which was subsequently invested in joint repurchase agreements with a total value of $8,320,131, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $80,226 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 4/5/18-2/15/48.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	302	6,750	—	—	—	90	6,840	—	—
PennyMac Mortgage Investment Trust (REIT)	2,116	41,958	—	(8,307)	362	4,138	38,151	—	—

Total		48,708	—	(8,307)	362	4,228	44,991	—	—

Futures contracts outstanding as of March 31, 2018 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	7	6/2018	USD	535,920	(15,331)
S&P Midcap 400 E-Mini Index	9	6/2018	USD	1,694,790	(51,595)

					(66,926)

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$19,010,124	$15,520	$—		$19,025,644
Consumer Staples	7,777,053	—	—		7,777,053
Energy	9,114,551	—	—		9,114,551
Financials	42,301,604	—	—		42,301,604
Health Care	12,711,072	—	—		12,711,072
Industrials	23,468,076	6,299	—		23,474,375
Information Technology	18,834,146	—	—		18,834,146
Materials	11,206,738	—	—		11,206,738
Real Estate	17,625,371	—	—		17,625,371
Telecommunication Services	745,178	—	—		745,178
Utilities	8,770,548	—	—		8,770,548
Rights
Industrials	—	3,153	—		3,153
Information Technology	—	—	—	(c)	— (c)
Short-Term Investments
Investment Company	813,732	—	—		813,732
Repurchase Agreements	—	8,320,131	—		8,320,131

Total Assets	$172,378,193	$8,345,103	$—		$180,723,296

Liabilities:
Futures	$(66,926)	$—	$—		$(66,926)

Total Liabilities	$(66,926)	$—	$—		$(66,926)

Total	$172,311,267	$8,345,103	$—		$180,656,370

(a)	A security with a market value of $8,279 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $15,520 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,734,598
Aggregate gross unrealized depreciation	(12,636,684)

Net unrealized appreciation	$36,097,914

Federal income tax cost of investments in securities and derivative instruments, if applicable	$144,558,456

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Auto Components (0.0%)
Hota Industrial Manufacturing Co. Ltd.	107,448	$455,116

Automobiles (0.2%)
Tesla, Inc.*	7,190	1,913,475

Internet & Direct Marketing Retail (8.4%)
Amazon.com, Inc.*	42,633	61,704,447
Booking Holdings, Inc.*	2,732	5,683,625
Ctrip.com International Ltd. (ADR)*	12,060	562,237
Expedia Group, Inc.	17,276	1,907,443
Groupon, Inc.(x)*	18,955	82,265
JD.com, Inc. (ADR)*	670	27,128
Liberty Expedia Holdings, Inc., Class A*	2,653	104,210
Liberty Interactive Corp. QVC Group, Class A*	20,700	521,019
Netflix, Inc.*	73,946	21,839,951
Nutrisystem, Inc.	1,600	43,120
Shutterfly, Inc.*	1,500	121,875
TripAdvisor, Inc.*	13,118	536,395
Wayfair, Inc., Class A(x)*	1,994	134,655
Yume No Machi Souzou Iinkai Co. Ltd.	20,000	406,184

		93,674,554

Media (0.0%)
GCI Liberty, Inc., Class A*	4,578	241,993

Total Consumer Discretionary		96,285,138

Health Care (0.1%)
Health Care Technology (0.1%)
Veeva Systems, Inc., Class A*	15,010	1,096,030

Total Health Care		1,096,030

Industrials (0.6%)
Aerospace & Defense (0.2%)
Harris Corp.	13,856	2,234,696

Electrical Equipment (0.1%)
Bizlink Holding, Inc.	69,910	563,462
Nidec Corp.	6,200	955,011

		1,518,473

Professional Services (0.3%)
51job, Inc. (ADR)*	13,065	1,124,113
TransUnion*	23,751	1,348,582
WageWorks, Inc.*	15,352	693,910

		3,166,605

Total Industrials		6,919,774

Information Technology (70.0%)
Communications Equipment (4.3%)
Acacia Communications, Inc.(x)*	711	27,345
ADTRAN, Inc.	2,200	34,210
Arista Networks, Inc.*	58,192	14,856,418
ARRIS International plc*	8,213	218,219
Ciena Corp.*	6,900	178,710
Cisco Systems, Inc.	390,465	16,747,044
CommScope Holding Co., Inc.*	9,019	360,489
EchoStar Corp., Class A*	2,300	121,371
Extreme Networks, Inc.*	5,500	60,885
F5 Networks, Inc.*	2,900	419,369
Finisar Corp.(x)*	5,400	85,374
Infinera Corp.*	7,000	76,020
InterDigital, Inc.	1,700	125,120
Juniper Networks, Inc.	16,100	391,713
Lumentum Holdings, Inc.(x)*	2,880	183,744
Motorola Solutions, Inc.	7,639	804,387
NETGEAR, Inc.*	1,400	80,080
NetScout Systems, Inc.*	4,100	108,035
Oclaro, Inc.(x)*	6,700	64,052
Palo Alto Networks, Inc.*	68,626	12,456,992
Plantronics, Inc.	1,500	90,555
Ubiquiti Networks, Inc.(x)*	1,053	72,446
ViaSat, Inc.(x)*	2,600	170,872
Viavi Solutions, Inc.*	10,200	99,144

		47,832,594

Electronic Equipment, Instruments & Components (2.7%)
AAC Technologies Holdings, Inc.	29,500	539,415
Amphenol Corp., Class A	14,314	1,232,865
Anixter International, Inc.*	1,400	106,050
Arrow Electronics, Inc.*	4,100	315,782
Avnet, Inc.	5,600	233,856
AVX Corp.	2,300	38,065
Belden, Inc.	2,000	137,880
Benchmark Electronics, Inc.	2,400	71,640
CDW Corp.	14,056	988,277
Celestica, Inc.*	6,219	64,367
Chroma ATE, Inc.	91,000	536,818
Cognex Corp.	63,600	3,306,564
Coherent, Inc.*	1,100	206,140
Corning, Inc.	40,700	1,134,716
Dolby Laboratories, Inc., Class A	11,008	699,668
Fabrinet*	1,900	59,622
Fitbit, Inc., Class A(x)*	7,137	36,399
Flex Ltd.*	194,781	3,180,774
FLIR Systems, Inc.	6,508	325,465
II-VI, Inc.*	2,700	110,430
Insight Enterprises, Inc.*	1,700	59,381
IPG Photonics Corp.*	18,741	4,373,776
Itron, Inc.*	16,742	1,197,890
Jabil, Inc.	8,200	235,586
Keysight Technologies, Inc.*	8,691	455,321
Knowles Corp.*	4,124	51,921
Littelfuse, Inc.	1,100	228,998
Methode Electronics, Inc.	1,700	66,470
National Instruments Corp.	5,000	252,850
Novanta, Inc.*	1,600	83,440
OSI Systems, Inc.*	900	58,743
Plexus Corp.*	1,600	95,568
Rogers Corp.*	900	107,586
Sanmina Corp.*	3,493	91,342
Sunny Optical Technology Group Co. Ltd.	203,010	3,830,203
SYNNEX Corp.	1,400	165,760
TE Connectivity Ltd.	16,396	1,637,960
Tech Data Corp.*	1,600	136,208
Tongda Group Holdings Ltd.	1,480,000	285,471
Trimble, Inc.*	11,600	416,208
TTM Technologies, Inc.*	4,600	70,334
Universal Display Corp.	2,000	202,000
VeriFone Systems, Inc.*	5,300	81,514
Vishay Intertechnology, Inc.	6,400	119,040
Yageo Corp.*	21,000	375,965
Zebra Technologies Corp., Class A*	13,513	1,880,874

		29,885,202

Internet Software & Services (12.1%)
2U, Inc.*	2,484	208,731
Akamai Technologies, Inc.*	8,000	567,840
Alarm.com Holdings, Inc.(x)*	1,200	45,288
Alibaba Group Holding Ltd. (ADR)*	47,627	8,741,460
Alphabet, Inc., Class A*	28,229	29,277,424

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Alphabet, Inc., Class C*	21,067	$21,736,720
Baidu, Inc. (ADR)*	5,025	1,121,530
Box, Inc., Class A*	5,800	119,190
Cafe24 Corp.*	3,941	471,411
Cars.com, Inc.*	3,300	93,489
Cision Ltd.(x)*	1,900	21,983
Cloudera, Inc.*	3,900	84,162
Cornerstone OnDemand, Inc.*	2,392	93,551
CoStar Group, Inc.*	3,850	1,396,318
Coupa Software, Inc.*	1,300	59,306
Delivery Hero AG(m)*	21,757	1,052,972
Dropbox, Inc., Class A(x)*	4,275	133,594
eBay, Inc.*	44,100	1,774,584
Endurance International Group Holdings, Inc.*	3,014	22,304
Envestnet, Inc.*	2,000	114,600
Etsy, Inc.*	5,059	141,956
Facebook, Inc., Class A*	218,220	34,869,373
GoDaddy, Inc., Class A*	4,919	302,125
Gogo, Inc.(x)*	2,689	23,206
GrubHub, Inc.(x)*	4,057	411,664
GTT Communications, Inc.*	1,600	90,720
IAC/InterActiveCorp*	3,600	562,968
j2 Global, Inc.	2,292	180,885
LogMeIn, Inc.	2,440	281,942
Match Group, Inc.(x)*	2,900	128,876
MercadoLibre, Inc.	1,605	572,006
MongoDB, Inc.(x)*	45,195	1,961,463
MuleSoft, Inc., Class A*	61,433	2,701,823
NetEase, Inc. (ADR)	7,970	2,234,708
New Relic, Inc.*	1,995	147,869
NIC, Inc.	3,100	41,230
Nutanix, Inc., Class A*	2,800	137,508
Okta, Inc.*	156,560	6,238,916
Pandora Media, Inc.(x)*	11,395	57,317
Q2 Holdings, Inc.*	1,500	68,325
Shopify, Inc., Class A*	4,300	535,737
Shutterstock, Inc.*	898	43,239
SINA Corp.*	4,562	475,680
Stamps.com, Inc.*	800	160,840
Tencent Holdings Ltd.	145,626	7,751,850
Trade Desk, Inc. (The), Class A(x)*	1,000	49,620
TrueCar, Inc.(x)*	3,800	35,948
Twilio, Inc., Class A*	3,100	118,358
Twitter, Inc.*	30,304	879,119
VeriSign, Inc.(x)*	3,900	462,384
Web.com Group, Inc.*	2,322	42,028
Wix.com Ltd.*	4,282	340,633
Yandex NV, Class A*	116,966	4,614,309
Yelp, Inc.*	17,088	713,424
Zillow Group, Inc., Class A*	2,297	124,038
Zillow Group, Inc., Class C(x)*	4,889	263,028

		134,901,572

IT Services (12.3%)
Accenture plc, Class A	37,623	5,775,131
Acxiom Corp.*	3,700	84,027
Alliance Data Systems Corp.	12,299	2,617,965
Amadeus IT Group SA	14,675	1,084,885
Automatic Data Processing, Inc.	20,700	2,349,036
Black Knight, Inc.*	5,251	247,322
Blackhawk Network Holdings, Inc.*	2,663	119,036
Booz Allen Hamilton Holding Corp.	6,750	261,360
Broadridge Financial Solutions, Inc.	5,500	603,295
CACI International, Inc., Class A*	1,100	166,485
Capgemini SE	8,170	1,018,959
Cardtronics plc, Class A*	2,300	51,313
CGI Group, Inc., Class A*	12,000	691,680
Cognizant Technology Solutions Corp., Class A	93,895	7,558,548
Conduent, Inc.*	8,951	166,847
Convergys Corp.	4,300	97,266
CoreLogic, Inc.*	3,800	171,874
CSG Systems International, Inc.	1,700	76,993
CSRA, Inc.	7,600	313,348
DST Systems, Inc.	2,800	234,220
DXC Technology Co.	151,395	15,219,739
EPAM Systems, Inc.*	2,299	263,281
Euronet Worldwide, Inc.*	2,400	189,408
Evertec, Inc.	3,083	50,407
ExlService Holdings, Inc.*	1,700	94,809
Fidelity National Information Services, Inc.	15,550	1,497,465
First Data Corp., Class A*	20,826	333,216
Fiserv, Inc.*	19,400	1,383,414
FleetCor Technologies, Inc.*	21,004	4,253,310
Gartner, Inc.*	4,300	505,766
Genpact Ltd.	69,915	2,236,581
Global Payments, Inc.	78,949	8,804,392
International Business Machines Corp.	40,035	6,142,570
Jack Henry & Associates, Inc.	3,600	435,420
Leidos Holdings, Inc.	6,725	439,815
ManTech International Corp., Class A	1,100	61,017
Mastercard, Inc., Class A	51,980	9,104,817
MAXIMUS, Inc.	3,100	206,894
Pagseguro Digital Ltd., Class A*	9,500	364,040
Paychex, Inc.	15,000	923,850
PayPal Holdings, Inc.*	182,034	13,810,920
Presidio, Inc.*	1,500	23,460
Sabre Corp.	9,815	210,532
Science Applications International Corp.	1,962	154,606
Square, Inc., Class A*	345,085	16,978,181
Sykes Enterprises, Inc.*	1,900	54,986
Syntel, Inc.*	1,900	48,507
Teradata Corp.*	5,695	225,921
Total System Services, Inc.	69,524	5,997,140
Travelport Worldwide Ltd.	6,210	101,471
TTEC Holdings, Inc.	500	15,350
Visa, Inc., Class A	148,229	17,731,152
Western Union Co. (The)	21,700	417,291
WEX, Inc.*	22,059	3,454,881
Worldpay, Inc.*	20,268	1,666,840

		137,091,039

Semiconductors & Semiconductor Equipment (13.5%)
Advanced Energy Industries, Inc.*	1,900	121,410
Advanced Micro Devices, Inc.(x)*	227,835	2,289,742
Amkor Technology, Inc.*	5,900	59,767
ams AG(x)*	11,396	1,193,017
Analog Devices, Inc.	17,285	1,575,182
Applied Materials, Inc.	90,029	5,006,513
ASML Holding NV (Registered) (NYRS)	13,137	2,608,483
Axcelis Technologies, Inc.*	24,451	601,495
Broadcom Ltd.	40,763	9,605,801
Brooks Automation, Inc.	3,100	83,948
Cabot Microelectronics Corp.	1,200	128,532
Cavium, Inc.*	3,267	259,334
Cirrus Logic, Inc.*	3,100	125,953
Cree, Inc.*	130,565	5,263,075
Cypress Semiconductor Corp.	16,225	275,176
Diodes, Inc.*	1,700	51,782
Entegris, Inc.	6,600	229,680
First Solar, Inc.*	3,800	269,724

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Infineon Technologies AG	165,630	$4,437,232
Inphi Corp.(x)*	1,979	59,568
Integrated Device Technology, Inc.*	51,591	1,576,621
Intel Corp.	218,400	11,374,272
KLA-Tencor Corp.	19,197	2,092,665
Kulicke & Soffa Industries, Inc.*	3,400	85,034
Lam Research Corp.	44,861	9,113,961
LandMark Optoelectronics Corp.	32,100	412,851
MACOM Technology Solutions Holdings, Inc.(x)*	1,869	31,025
Marvell Technology Group Ltd.	298,849	6,275,829
Maxim Integrated Products, Inc.	13,200	794,904
MaxLinear, Inc.*	2,800	63,700
Microchip Technology, Inc.(x)	147,501	13,475,691
Micron Technology, Inc.*	443,793	23,139,368
Microsemi Corp.*	5,463	353,565
MKS Instruments, Inc.	2,600	300,690
Monolithic Power Systems, Inc.	1,800	208,386
NVIDIA Corp.	70,961	16,433,858
ON Semiconductor Corp.*	110,211	2,695,761
Power Integrations, Inc.	1,400	95,690
Qorvo, Inc.*	5,981	421,361
QUALCOMM, Inc.	69,100	3,828,831
Rambus, Inc.*	5,100	68,493
Semtech Corp.*	3,000	117,150
Silergy Corp.	36,000	802,552
Silicon Laboratories, Inc.*	2,000	179,800
Sino-American Silicon Products, Inc.*	239,000	881,178
SK Hynix, Inc.	42,835	3,267,178
Skyworks Solutions, Inc.	8,500	852,210
SolarEdge Technologies, Inc.*	1,800	94,680
SunPower Corp.(x)*	2,954	23,573
Synaptics, Inc.(x)*	1,700	77,741
Taiwan Semiconductor Manufacturing Co. Ltd.	207,000	1,746,476
Teradyne, Inc.	127,711	5,837,670
Texas Instruments, Inc.	56,632	5,883,498
Tokyo Electron Ltd.	5,900	1,109,802
Tower Semiconductor Ltd.*	44,225	1,190,095
Veeco Instruments, Inc.*	2,200	37,400
Versum Materials, Inc.	5,132	193,117
Xilinx, Inc.	12,000	866,880
Xperi Corp.	2,300	48,645

		150,297,615

Software (18.5%)
ACI Worldwide, Inc.*	5,400	128,088
Activision Blizzard, Inc.	35,500	2,394,830
Adobe Systems, Inc.*	26,430	5,710,994
Alfa Financial Software Holdings plc(m)*	74,165	357,754
ANSYS, Inc.*	3,900	611,091
Aspen Technology, Inc.*	3,374	266,175
Atlassian Corp. plc, Class A*	15,860	855,171
Autodesk, Inc.*	23,555	2,958,037
Blackbaud, Inc.	2,300	234,163
BlackBerry Ltd.*	22,503	258,785
Blackline, Inc.*	1,400	54,894
CA, Inc.	14,800	501,720
Cadence Design Systems, Inc.*	13,400	492,718
Callidus Software, Inc.*	3,100	111,445
CDK Global, Inc.	5,963	377,696
Citrix Systems, Inc.*	6,100	566,080
CommVault Systems, Inc.*	1,900	108,680
Dell Technologies, Inc., Class V*	9,336	683,489
Ebix, Inc.(x)	1,100	81,950
Electronic Arts, Inc.*	21,994	2,666,553
Ellie Mae, Inc.(x)*	1,585	145,725
Fair Isaac Corp.*	1,400	237,118
FireEye, Inc.*	74,875	1,267,634
Fortinet, Inc.*	6,800	364,344
Guidewire Software, Inc.*	17,801	1,438,855
HubSpot, Inc.(x)*	15,992	1,731,934
Imperva, Inc.*	1,457	63,088
Intuit, Inc.	11,400	1,976,190
Manhattan Associates, Inc.*	3,300	138,204
Microsoft Corp.	592,500	54,077,474
MicroStrategy, Inc., Class A*	400	51,596
Nexon Co. Ltd.*	64,400	1,065,213
Nintendo Co. Ltd.	7,700	3,391,025
Nuance Communications, Inc.*	12,200	192,150
Open Text Corp.	12,436	432,773
Oracle Corp.	141,200	6,459,900
Paycom Software, Inc.(x)*	112,503	12,081,697
Paylocity Holding Corp.*	1,278	65,472
Pegasystems, Inc.	1,700	103,105
Progress Software Corp.	2,104	80,899
Proofpoint, Inc.*	112,224	12,754,258
PTC, Inc.*	5,462	426,091
Qualys, Inc.*	1,400	101,850
RealPage, Inc.*	13,375	688,813
Red Hat, Inc.*	38,165	5,706,049
RingCentral, Inc., Class A*	83,160	5,280,660
salesforce.com, Inc.*	157,888	18,362,374
ServiceNow, Inc.*	136,463	22,577,803
Snap, Inc., Class A(x)*	11,300	179,331
Sophos Group plc(m)	597,160	3,637,462
Splunk, Inc.*	39,300	3,866,727
SS&C Technologies Holdings, Inc.	8,100	434,484
Symantec Corp.	29,100	752,235
Synopsys, Inc.*	7,000	582,680
Tableau Software, Inc., Class A*	26,889	2,173,169
Take-Two Interactive Software, Inc.*	35,605	3,481,457
Temenos Group AG (Registered)*	18,895	2,267,268
TiVo Corp.	5,969	80,880
Tyler Technologies, Inc.*	1,600	337,536
Ultimate Software Group, Inc. (The)*	1,336	325,583
Varonis Systems, Inc.*	1,000	60,500
Verint Systems, Inc.*	3,069	130,739
VMware, Inc., Class A(x)*	3,200	388,064
Workday, Inc., Class A*	123,571	15,707,110
Zendesk, Inc.*	4,781	228,866
Zynga, Inc., Class A*	37,198	136,145

		205,452,843

Technology Hardware, Storage & Peripherals (6.6%)
3D Systems Corp.(x)*	5,400	62,586
Apple, Inc.	249,328	41,832,252
Catcher Technology Co. Ltd.	91,000	1,107,967
Cray, Inc.*	1,600	33,120
Diebold Nixdorf, Inc.(x)	3,600	55,440
Electronics For Imaging, Inc.*	2,100	57,393
Hewlett Packard Enterprise Co.	73,432	1,287,997
HP, Inc.	154,577	3,388,328
NCR Corp.*	5,600	176,512
NetApp, Inc.	313,647	19,348,883
Pure Storage, Inc., Class A*	113,820	2,270,709
Samsung Electronics Co. Ltd.	933	2,154,154
Seagate Technology plc(x)	13,305	778,609
Super Micro Computer, Inc.*	2,000	34,000
Western Digital Corp.	13,951	1,287,259

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
Xerox Corp.	10,063	$289,613

		74,164,822

Total Information Technology		779,625,687

Total Common Stocks (79.3%) (Cost $452,623,796)		883,926,629

EXCHANGE TRADED FUNDS (ETF):
iShares North American Tech ETF(x)	398,450	71,493,884
Technology Select Sector SPDR Fund	1,080,400	70,679,768
Vanguard Information Technology ETF(x)	416,700	71,255,700

Total Exchange Traded Funds (19.1%) (Cost $69,032,444)		213,429,352

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	2,584,943	2,584,685

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Citigroup Global Markets Ltd., 1.80%, dated 3/29/18, due 4/2/18, repurchase price $2,900,435, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 6/15/18-1/24/44; total market value $2,958,148.(xx)	$2,900,000	2,900,000
Deutsche Bank AG, 1.80%, dated 3/29/18, due 4/5/18, repurchase price $2,000,600, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, ranging from 2.500%-2.625%, maturing 4/28/21-11/20/24; total market value $2,040,104.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.75%, dated 3/29/18, due 4/2/18, repurchase price $2,200,321, collateralized by various Corporate Bonds, ranging from 1.500%-2.250%, maturing 3/13/19-1/13/25, Foreign Government Agency Securities, ranging from 1.375%-2.875%, maturing 4/1/19-4/3/28; total market value $2,244,112.(xx)	2,200,000	2,200,000
ING Financial Markets LLC, 1.71%, dated 3/29/18, due 4/2/18, repurchase price $2,589,554, collateralized by various U.S. Government Agency Securities, ranging from 1.125%-3.750%, maturing 7/20/18-4/24/26; total market value $2,640,973.(xx)	2,589,185	2,589,185
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $3,400,524, collateralized by various Common Stocks; total market value $3,781,878.(xx)	3,400,000	3,400,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $2,000,308, collateralized by various Common Stocks; total market value $2,224,634.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 1.85%, dated 3/29/18, due 4/2/18, repurchase price $3,000,463, collateralized by various Common Stocks; total market value $3,336,951.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 1.88%, dated 3/29/18, due 4/6/18, repurchase price $4,001,462, collateralized by various Common Stocks; total market value $4,449,269.(xx)	4,000,000	4,000,000
RBS Securities, Inc., 1.74%, dated 3/29/18, due 4/4/18, repurchase price $5,001,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-8.125%, maturing 6/15/19-2/15/46; total market value $5,100,097.(xx)	5,000,000	5,000,000
Societe Generale SA, 1.70%, dated 3/29/18, due 4/6/18, repurchase price $2,000,661, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/16/18-2/15/44; total market value $2,040,001.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		29,089,185

Total Short-Term Investments (2.8%) (Cost $31,674,387)		31,673,870

Total Investments in Securities (101.2%) (Cost $553,330,627)		1,129,029,851
Other Assets Less Liabilities (-1.2%)		(13,726,601)

Net Assets (100%)		$1,115,303,250

*	Non-income producing.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2018, the market value of these securities amounted to $5,048,188 or 0.5% of net assets.

(x)	All or a portion of security is on loan at March 31, 2018.

(xx)	At March 31, 2018, the Portfolio had loaned securities with a total value of $26,277,976. This was secured by cash collateral of $29,089,185 which was subsequently invested in joint repurchase agreements with a total value of $29,089,185, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $538,723 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 4/26/18-8/15/47.

Glossary:

ADR — American Depositary Receipt

CHF — Swiss Franc

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

HKD — Hong Kong Dollar

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares North American Tech ETF*	398,450	69,313,614	—	(2,152,551)	921,095	3,411,726	71,493,884	89,601	—

*	Not affiliated at March 31, 2018.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2018 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	73,293	USD	76,586	Morgan Stanley	4/4/2018	86

Total unrealized appreciation						86

USD	472,897	HKD	3,711,630	HSBC Bank plc	4/4/2018	(52)

Total unrealized depreciation						(52)

Net unrealized appreciation						34

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$95,423,838	$861,300	$—	$96,285,138
Health Care	1,096,030	—	—	1,096,030
Industrials	5,401,301	1,518,473	—	6,919,774
Information Technology	734,846,609	44,779,078	—	779,625,687
Exchange Traded Funds	213,429,352	—	—	213,429,352
Forward Currency Contracts	—	86	—	86
Short-Term Investments
Investment Company	2,584,685	—	—	2,584,685
Repurchase Agreements	—	29,089,185	—	29,089,185

Total Assets	$1,052,781,815	$76,248,122	$—	$1,129,029,937

Liabilities:
Forward Currency Contracts	$—	$(52)	$—	$(52)

Total Liabilities	$—	$(52)	$—	$(52)

Total	$1,052,781,815	$76,248,070	$—	$1,129,029,885

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$569,306,679
Aggregate gross unrealized depreciation	(6,197,774)

Net unrealized appreciation	$563,108,905

Federal income tax cost of investments in securities and derivative instruments, if applicable	$565,920,980

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”, in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2018, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2018 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. The value and percentage, based on Total Investments in Securities, of the investments that applied these procedures on March 31, 2018 are as follows:

Portfolios:	Market Value	Percentage of Total Investments
1290 VT GAMCO Mergers & Acquisitions	$26,857,684	11.4%
1290 VT GAMCO Small Company Value	54,797,501	1.6
1290 VT Natural Resources	9,172,363	43.9
1290 VT Real Estate	7,608,000	27.0
1290 VT Small Cap Value	14,256,465	4.2
1290 VT SmartBeta Equity	4,580,310	23.9
AXA Global Equity Managed Volatility	1,071,729,418	53.0
AXA International Core Managed Volatility	932,348,639	58.2
AXA International Value Managed Volatility	642,277,524	69.2
AXA Large Cap Core Managed Volatility	12,131,525	0.5
AXA Large Cap Growth Managed Volatility	30,381,540	0.6
AXA Large Cap Value Managed Volatility	19,311,732	0.4
AXA Mid Cap Value Managed Volatility	14,299,835	0.7
AXA/AB Dynamic Growth	89,562,929	15.9
AXA/AB Dynamic Moderate Growth	396,616,333	14.6
AXA/Franklin Balanced Managed Volatility	27,655,868	2.2
AXA/Franklin Small Cap Value Managed Volatility	5,205,683	1.8
AXA/Janus Enterprise	15,545,063	1.6
AXA/Morgan Stanley Small Cap Growth	2,198,060	0.7
AXA/Mutual Large Cap Equity Managed Volatility	34,689,213	6.2
AXA/Templeton Global Equity Managed Volatility	278,847,636	37.9
AXA International Managed Volatility	1,417,654,652	69.4
ATM International Managed Volatility	1,044,325,625	69.0
EQ/Emerging Markets Equity PLUS	3,174,548	5.2
EQ/International Equity Index	1,323,527,626	73.2
EQ/Invesco Comstock	9,535,624	4.3
EQ/MFS International Growth	916,946,263	66.9
EQ/Oppenheimer Global	95,500,391	33.7
Multimanager Technology	15,049,549	1.3

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Trustee, President and
Chief Executive Officer
May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Trustee, President and
Chief Executive Officer
May 25, 2018

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 25, 2018